                                                       REGISTRATION NO. 2-30070
                                                     REGISTRATION NO. 811-01705
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [X]
                        PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST-EFFECTIVE AMENDMENT NO. 98    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                             AMENDMENT NO. 305           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On April 29, 2016 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 98 ("PEA") to the Form N-4 Registration Statement No. 2-30070 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

EQUI-VEST(R)

Employer-Sponsored Retirement Plans


PROSPECTUS DATED MAY 1, 2016


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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WHAT IS EQUI-VEST(R)?

EQUI-VEST(R) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options and our guaranteed interest option or in our fixed maturity options ("investment options").

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

Each of these contracts may not currently be available in all states.

VARIABLE INVESTMENT OPTIONS

FIXED INCOME

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.. American Funds Insurance Series(R) Bond Fund/SM/
.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/High Yield Bond
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield
.. Ivy Funds VIP High Income
.. Multimanager Core Bond
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DOMESTIC EQUITY
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.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility

.. AXA/AB Small Cap Growth

.. AXA/Franklin Small Cap Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Calvert Socially Responsible
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Mid Cap Index
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. EQ/Wells Fargo Omega Growth
.. Fidelity(R) VIP Contrafund(R)
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy Funds VIP Energy
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Small Cap Growth
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology

.. VanEck VIP Global Hard Assets

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INTERNATIONAL/GLOBAL

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.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA/Templeton Global Equity Managed Volatility
.. EQ/Emerging Markets Equity PLUS
.. EQ/International Equity Index
.. EQ/MFS International Growth
.. EQ/Oppenheimer Global
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
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ASSET ALLOCATION
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.. All Asset Aggressive - Alt 25
.. All Asset Growth - Alt 20
.. All Asset Moderate Growth - Alt 15

.. AXA/AB Dynamic Moderate Growth

.. AXA Aggressive Allocation
.. AXA Balanced Strategy
.. AXA Conservative Allocation
.. AXA Conservative Growth Strategy
.. AXA Conservative-Plus Allocation
.. AXA Conservative Strategy
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Moderate Allocation
.. AXA Moderate Growth Strategy
.. AXA Moderate-Plus Allocation
.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation

.. Target 2055 Allocation

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You allocate amounts to the variable investment options, under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") that is part of one of the trusts (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus.

TYPES OF CONTRACTS. For existing and new contract owners, we offer different "series" of contracts for use as:

Employer-funded traditional individual retirement annuities ("IRAs"):

..   A simplified employee pension plan ("SEP") sponsored by an employer.

..   SEPs funded by salary reduction arrangements ("SARSEPs") for plans established by employers before January 1, 1997. Although we still issue these contracts to employees whose employer's plans enrolled on this basis, plans of this type are no longer available under EQUI-VEST(R) to new employer groups without existing plans.

..   SIMPLE IRAs funded by employee salary reduction and employer contributions.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                  EV-Employer Sponsored Retirement Plans (IF/NB)
                                                                          #92073

Other employer-sponsored contracts:

..   Trusteed contracts to fund defined contribution "HR-10" or "Keogh" plans of employers who are sole proprietorships, partnerships, or business trusts, or plans of corporations, including non-profit organizations and states or local governmental entities.

..   Annuitant-Owned contracts to fund defined contribution HR-10 or Keogh plans.

..   An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity (basic "TSA")
    for public schools and nonprofit entities under Internal Revenue Code
    Section 501(c)(3).

..   A TSA annuity issued to participants of TSA plans generally sponsored by universities ("University TSA") that prohibits loans and has restrictions not included in a basic TSA.

..   To fund Internal Revenue Code Section 457 employee deferred compensation
    ("EDC") plans of state and municipal governments and tax-exempt organizations.

Minimum contribution amounts of $20 may be made under the contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2016, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


Although this prospectus is primarily designed for potential purchasers of the contract, you may have previously purchased a contract and are receiving this prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendix III.

Contents of this Prospectus

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             Index of key words and phrases                      5
             Who is AXA Equitable?                               7
             How to reach us                                     8
             EQUI-VEST(R) contracts for employer-sponsored
               retirement plans at a glance -- key features     10

             ------------------------------------------------------
             FEE TABLE                                          12
             ------------------------------------------------------

             Examples                                           13
             EQUI-VEST(R) series 100 and 200 contracts --
               For TSA, University TSA, SEP, SARSEP, EDC and
               Annuitant-Owned HR-10 contracts:                 14
             EQUI-VEST(R) series 200 Trusteed contracts         14
             EQUI-VEST(R) series 300 contracts                  14
             EQUI-VEST(R) series 400 contracts                  14
             Condensed financial information                    14

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  15
             ------------------------------------------------------
             How you can purchase and contribute to your
               contract                                         15
             Owner and annuitant requirements                   17
             How you can make your contributions                17
             What are your investment options under the
               contract?                                        17
             Portfolios of the Trusts                           19
             Selecting your investment method                   30
             ERISA considerations for employers                 31
             Allocating your contributions                      31
             Your right to cancel within a certain number of
               days                                             31

             ------------------------------------------------------
             2. DETERMINING YOUR CONTRACT'S VALUE               32
             ------------------------------------------------------
             Your account value and cash value                  32
             Your contract's value in the variable investment
               options                                          32
             Your contract's value in the guaranteed interest
               option                                           32
             Your contract's value in the fixed maturity
               options                                          32
             Insufficient account value                         32

             ------------------------------------------------------
             3.TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS 33
             ------------------------------------------------------
             Transferring your account value                    33
             Disruptive transfer activity                       33
             Automatic transfer options                         34
             Investment simplifier                              34
             Rebalancing your account value                     35
             ProNvest Managed Account Service (series 100 and
               200 contracts only)                              35


-------------
"We,""our," and "us" refer to AXA Equitable.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            36
             ------------------------------------------------------
             Withdrawing your account value                     36
             How withdrawals are taken from your account value 37 Loans under TSA, governmental employer EDC and
               Corporate Trusteed contracts                     37
             Texas ORP participants                             38
             Termination                                        38
             When to expect payments                            38
             Your annuity payout options                        39

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            41
             ------------------------------------------------------
             Charges that AXA Equitable deducts                 41
             Charges under the contracts                        41
             For all contract series                            45
             Charges that the Trusts deduct                     46
             Variations in charges                              46

             ------------------------------------------------------
             6. PAYMENT OF DEATH BENEFIT                        47
             ------------------------------------------------------
             Your beneficiary and payment of benefit            47
             How death benefit payment is made                  47
             Beneficiary continuation option (For TSAs, SEPs,
               SARSEP and SIMPLE IRAs only) -- May not be
               available in all states                          48

             ------------------------------------------------------
             7. TAX INFORMATION                                 49
             ------------------------------------------------------
             Tax information and ERISA matters                  49
             Buying a contract to fund a retirement arrangement 49
             Special rules for tax-favored retirement plans     49
             Additional "Saver's Credit" for salary reduction
               contributions to certain plans or a traditional
               IRA or Roth IRA                                  50
             Qualified plans                                    50
             Tax-sheltered annuity contracts (TSAs)             50
             Distributions from Qualified Plans and TSAs        52
             Simplified Employee Pensions (SEPs)                56
             SIMPLE IRAs (Savings Incentive Match Plan)         56
             Public and tax-exempt organization employee
               deferred compensation plans (EDC Plans)          57
             Traditional Individual Retirement Annuities
               (traditional IRAs)                               59
             Withdrawals, payments and transfers of funds out
               of traditional IRAs                              61
             ERISA matters                                      66
             Certain rules applicable to plans designed to
               comply with Section 404(c) of ERISA              67
             Federal and state income tax withholding and
               information reporting                            67
             Federal income tax withholding on periodic
               annuity payments                                 67
             Federal income tax withholding on non-periodic
               annuity payments (withdrawals) which are not
               eligible rollover distributions                  67
             Mandatory withholding from eligible rollover
               distributions                                    67
             Impact of taxes to AXA Equitable                   68


             ------------------------------------------------------
             8. MORE INFORMATION                                69
             ------------------------------------------------------
             About our Separate Account A                       69
             About the Trusts                                   69
             About our fixed maturity options                   69
             About the general account                          70
             About other methods of payment                     71
             Dates and prices at which contract events occur    71
             Contributions, transfers, withdrawals and
               surrenders                                       71
             About your voting rights                           72
             Cybersecurity                                      72
             Statutory compliance                               72
             About legal proceedings                            72
             Financial statements                               72
             Transfers of ownership, collateral assignments,
               loans, and borrowing                             72
             Funding changes                                    73
             Distribution of the contracts                      73

             ------------------------------------------------------
             9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE 76
             ------------------------------------------------------


           -------------------------------------------------------------
           APPENDICES
           -------------------------------------------------------------
             I   --   Condensed financial information               I-1
            II   --   Market value adjustment example              II-1
           III   --   State contract availability and/or          III-1
                        variations of certain features and
                        benefits

           -------------------------------------------------------------
           STATEMENT OF ADDITIONAL INFORMATION
             Table of contents
           -------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.

                                                               PAGE

            account value                                        32
            annuitant                                            31
            annuity payout options                               39
            Annuitant-Owned HR-10                                17
            AXA Equitable Access Account                         47
            beneficiary                                          47
            beneficiary continuation option                      48
            business day                                         71
            cash value                                           32
            contract date                                        15
            contract date anniversary                            15
            contract year                                        15
            contributions                                        15
            disruptive transfer activity                         33
            DOL                                                  50
            EDC                                                   1
            ERISA                                                31
            elective deferral contributions                      51
            fixed maturity amount                                29
            fixed maturity option                                29
            guaranteed interest option                           29
            IRA                                                   1
            investment options                                 1,17
            market adjusted amount                               29

                                                               PAGE

            market timing                                        33
            market value adjustment                              29
            maturity value                                       29
            nonelective contribution                             57
            Online Account Access                                 8
            partial withdrawals                                  36
            portfolio                                             1
            processing office                                     8
            rate to maturity                                     29
            Required Beginning Date                              65
            SAI                                                   2
            SEC                                                   2
            salary reduction contributions                       50
            SARSEP                                               17
            SEP                                                   1
            SIMPLE IRA                                           56
            TOPS                                                  8
            Trusteed contracts                                    2
            TSA                                                1,50
            Trusts                                               34
            unit                                                 32
            unit investment trust                                69
            variable investment options                          18

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

---------------------------------------------------------------------
 PROSPECTUS                    CONTRACT OR SUPPLEMENTAL MATERIALS
---------------------------------------------------------------------
fixed maturity options         Guarantee Periods or Fixed Maturity
                               Accounts

variable investment options    Investment Funds or Investment
                               Divisions

account value                  Annuity Account Value

rate to maturity               Guaranteed Rates

guaranteed interest option     Guaranteed Interest Account

unit                           Accumulation unit

unit value                     Accumulation unit value
---------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

In this prospectus, we use a "series" number when necessary to identify a particular contract. We discuss four series of contracts. Once you have purchased a contract you can identify the EQUI-VEST(R) series you have by referring to your confirmation notice, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:

 -----------------------------------------------------------------------------
 TSA, SEP, EDC, ANNUITANT-OWNED HR-10   series 100
 AND TRUSTEED CONTRACTS.                This series is no longer available
                                        for new purchasers except in NJ and
                                        NY for Trusteed.
 -----------------------------------------------------------------------------
 TSA, EDC, ANNUITANT-OWNED HR-10,       series 200
 TRUSTEED, SEP AND SARSEP CONTRACTS.    This series is available for new
                                        purchasers of Trusteed and
                                        Annuitant-Owned HR-10 contracts in
                                        all states except in NY and NJ. Also
                                        available for SEP and SARSEP
                                        contracts in MD, OR and WA.
                                        This series is available for TSA and
                                        EDC to issue contracts to new
                                        participants in existing units for
                                        certain plans in a limited number of
                                        states.
 -----------------------------------------------------------------------------
 SEP AND SARSEP CONTRACTS IN ALL        series 300
 STATES EXCEPT IN MD, OR AND WA.
 -----------------------------------------------------------------------------
 SIMPLE IRA CONTRACT APPROVED IN ALL    series 400
 STATES EXCEPT OR, PA AND PR.
 -----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
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 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Unit Annuity Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED LOAN REPAYMENTS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Loan Repayments Lockbox
  P.O. Box 13496
  Newark, NJ 07188-0496

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  AXA Equitable
  JPMorganChase
  EQUI-VEST(R) Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail packages
  Attn: Extraction Supervisor, (718) 242-0716
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for fixed maturity options; and

..   the daily unit values for the variable investment options.

You can also:


..   change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and


..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

..   elect the investment simplifier.

Under Online Account Access only you can:

..   make a loan payment (for TSA and EDC only);

..   elect to receive certain contract statements electronically;

..   change your address;

..   access "Frequently Asked Questions" and certain service forms; and

..   obtain performance information regarding the variable investment options.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free (800)755-7777. You may use Online Account Access by visiting our website at ww.axa.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine.

                             WHO IS AXA EQUITABLE?

For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

We reserve the right to discontinue offering TOPS at any time in the future.
--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.
--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)election of the automatic investment program (not applicable to all contracts);

(2)election of the investment simplifier;

(3)election of the automatic deposit service;

(4)election of the rebalancing program;


(5)election of required minimum distribution ("RMD") automatic withdrawal option;


(6)election of beneficiary continuation option (TSA, SEP, SARSEP, and SIMPLE IRA contracts only);

(7)transfer/rollover of assets to another carrier;

(8)request for a loan (ERISA and non-ERISA TSA if permitted by plan, governmental employer EDC (subject to state availability) and Corporate Trusteed contracts);

(9)automatic transfer of the principal portion of loan repayments to your investment options according to your investment allocation instructions currently on file;

(10)tax withholding election;

(11)contract surrender and withdrawal requests; and

(12)death claims.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)address changes;

(2)beneficiary changes;

(3)transfers among investment options; and

(4)change of ownership (when applicable).

We anticipate requiring status documentation in the case of certain changes of ownership or address changes where Foreign Account Tax Compliance Act ("FATCA") withholding could be required. See "Tax Information" later in this Prospectus.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)investment simplifier;

(3)rebalancing program;

(4)systematic withdrawals; and

(5)the date annuity payments are to begin.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. For TSA, SEP, and SIMPLE IRA contracts we need the annuitant's signature and in some cases the Plan Administrator's signature if the Plan requires it.

                             WHO IS AXA EQUITABLE?

EQUI-VEST(R) contracts for employer-sponsored retirement plans at a glance -- key features

--------------------------------------------------------------------------------

PROFESSIONAL INVESTMENT     EQUI-VEST(R)'s variable investment
MANAGEMENT                  options invest in different portfolios
                            sub-advised by professional investment
                            advisers.
--------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees
                            .   Interest rates set periodically
--------------------------------------------------------------------

FIXED MATURITY OPTIONS      .   10 (7 in Oregon) fixed maturity
                                options with maturities ranging
                                from approximately 1 to 10 years (1
                                to 7 in Oregon).
                            .   Each fixed maturity option offers a
                                guarantee of principal and interest
                                rate if you hold it to maturity.
                            ----------------------------------------
                            If you make any withdrawals (including
                            transfers, surrender or termination of
                            your contract or when we make
                            deductions for charges) from a fixed
                            maturity option before it matures, we
                            will make a market value adjustment,
                            which will increase or decrease any
                            fixed maturity amount you have in that
                            fixed maturity option.
                            ----------------------------------------
                            Only available for contracts in states
                            where approved.
--------------------------------------------------------------------

TAX ADVANTAGES  .   On earnings inside the contract                No tax until you make withdrawals from your contract or
                .   On transfers inside the contract               receive annuity payments.
                                                                   No tax on transfers among investment options.
                ---------------------------------------------------------------------------------------------------------------

                      Because you are purchasing or
                      contributing to an annuity contract to
                      fund a tax-favored employer sponsored
                      retirement arrangement, you should be
                      aware that such contracts do not
                      provide tax deferral benefits beyond
                      those already provided by the Internal
                      Revenue Code. Before purchasing one of
                      these contracts, you should consider
                      whether its features and benefits
                      beyond tax deferral meet your needs and
                      goals. You may also want to consider
                      the relative features, benefits and
                      costs of these annuities with any other
                      investment that you may use in
                      connection with your retirement plan or
                      arrangement. (For more information, see
                      "Tax information" later in this
                      prospectus.)
--------------------------------------------------------------
CONTRIBUTION AMOUNTS  .   $20 (minimum) each contribution
                      .   Maximum contribution limitations
                          apply to all contracts.
                      ----------------------------------------
                      In general, contributions are limited
                      to $1.5 million ($500,000 for owners or
                      annuitants who are age 81 and older at
                      contract issue) under all EQUI-VEST(R)
                      series, EQUI-VEST(R) At Retirement/SM
                      /and At Retirement/SM/contracts with
                      the same owner or annuitant. Currently,
                      we refuse to accept any contribution if
                      the sum of all contributions under all
                      AXA Equitable annuity accumulation
                      contracts of which you are the owner or
                      under which you are the annuitant would
                      total $2.5 million. Upon advance notice
                      to you, we may exercise certain rights
                      we have under the contract regarding
                      contributions, including our rights to
                      (i) change minimum and maximum
                      contribution requirements and
                      limitations, and (ii) discontinue
                      acceptance of contributions. Further,
                      we may at any time exercise our rights
                      to limit or terminate your
                      contributions and transfers to any of
                      the variable investment options and to
                      limit the number of variable investment
                      options which you may elect. For more
                      information, see "How you can purchase
                      and contribute to your contract" in
                      "Contract features and benefits" later
                      in this prospectus.
--------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several periodic withdrawal options
                      .   Contract surrender
                      Withdrawals are subject to the terms of
                      the plan and may be limited. You may
                      incur a withdrawal charge for certain
                      withdrawals or if you surrender your
                      contract. You may also incur income tax
                      and a penalty tax.
--------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Variable Immediate Annuity payout
                          options (described in a separate
                          prospectus for that option)
--------------------------------------------------------------

 EQUI-VEST(R) CONTRACTS FOR EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE --
                                 KEY FEATURES

ADDITIONAL FEATURES  .   Dollar cost averaging by automatic transfers
                        -- Interest sweep option
                        -- Fixed dollar option
                     .   Automatic investment program (not applicable to all
                         contracts)
                     .   Account value rebalancing (quarterly, semiannually, and
                         annually)
                     .   No charge on transfers among investment options
                     .   Waiver of withdrawal charge under certain circumstances
                     .   Minimum death benefit
-----------------------------------------------------------------------------------
FEES AND CHARGES     .   Please see "Fee Table" later in this prospectus for
                         complete details.
-----------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. PLEASE SEE APPENDIX III LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this prospectus for additional information.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.

 EQUI-VEST(R) CONTRACTS FOR EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE --
                                 KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME
 YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of
contributions, or amounts withdrawn, depending on the
contract and series (deducted if you surrender your
contract or make certain withdrawals)/(1)/              6.00%

Charge for third-party transfer or exchange (for each
occurrence)/(2)/                                        series 100 and 200: none
                                                        series 300 and 400: $65 (current and maximum)
                                                        (except for -- series 400 SIMPLE IRA: which is $25)

Special services charges
  .   Wire transfer charge/(3)/                         $90 (current and maximum)

  .   Express mail charge/(3)/                          $35 (current and maximum)
------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

----------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH
 CONTRACT DATE ANNIVERSARY/(4)/
----------------------------------------------------------------------------------------------------------------
Annual administrative charge/(5)/

For series 100 and 200:                                 The lesser of $30 or 2% of your account value, plus any
                                                        prior withdrawals during the contract year.

For series 300 and 400:                                 $65 maximum ($30 current)

Net Loan interest charge/(6)/ -- TSA, governmental
employer EDC and Corporate Trusted contracts
(calculated as a percentage of the outstanding loan
amount and deducted at the time the loan repayment is
received).                                              2.00%.

-----------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT
 OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF
 DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:             EQ/COMMON STOCK INDEX   ALL OTHER VARIABLE
                                              EQ/MONEY MARKET OPTIONS INVESTMENT OPTIONS
                                              ----------------------- ------------------
                                               SERIES 100  SERIES 200  SERIES 100  SERIES 200  SERIES 300   SERIES 400
                                               ---------   ---------   ---------   ---------   ---------    ---------
Maximum mortality and expense risk/(7)/       0.65%       1.24%       0.50%       1.09%       1.10%        1.75%
                                              (currently  (currently                                       (currently
                                              0.56%)      1.15%)                                           1.10%)
Maximum other expenses/(8)/                   0.84%       0.25%       0.84%       0.25%       0.25%        0.25%
                                                                                              (currently   (currently
                                                                                              0.24%)       0.24%)
                                              -           -           -           -           ------       ------
Maximum total Separate Account A annual
expenses/(9)/                                 1.49%       1.49%       1.34%       1.34%       1.35%        2.00%
                                              =====       =====       =====       =====       =====        =====
                                              (currently  (currently                          (currently   (currently
                                              1.40%)      1.40%)                              1.34%)/(10)/ 1.34%)/(10)/

                                   FEE TABLE

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


-------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(11)/       0.61%  2.09%
-------------------------------------------------------------------------------------------------------------


Notes:



(1)Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see "Withdrawal charge" in "Charges and expenses" later in this prospectus.

(2)This charge will never exceed 2% of the amount disbursed or transferred.

(3)Unless you specify otherwise, this charge will be deducted from the amount you request.

(4)Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to the contract. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer's designee. Please refer to your contract for more information.

(5)For series 300 and 400 contracts, during the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your account value plus any amount previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year.

(6)We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under TSA, governmental employer EDC and Corporate Trusteed contracts" under "Accessing your money" later in this prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(7)A portion of this charge is for providing the death benefit.

(8)For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contract.


(9)For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index, and EQ/Money Market options.


(10)For all variable investment options other than AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market.


(11)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the All Asset Aggressive-Alt 25 Portfolio. For more information, see the prospectuses for the portfolios.


EXAMPLES

These examples are intended to help you compare the cost of investing in each type of EQUI-VEST(R) series contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2015, which results in an estimated annual charge of 0.0631% of contract value.


The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                   FEE TABLE

                 EQUI-VEST(R) SERIES 100 AND 200 CONTRACTS --
FOR TSA, UNIVERSITY TSA, SEP, SARSEP, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS:


---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $914    $1,676    $2,459    $4,202    $367  $1,114  $1,882   $3,894
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $767    $1,240    $1,742    $2,768    $211  $  652  $1,119   $2,409
---------------------------------------------------------------------------------------------------------




                  EQUI-VEST(R) SERIES 200 TRUSTEED CONTRACTS


---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $914    $1,676    $2,459    $3,894    $367  $1,114  $1,882   $3,894
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $767    $1,240    $1,719    $2,409    $211  $  652  $1,119   $2,409
---------------------------------------------------------------------------------------------------------


                       EQUI-VEST(R) SERIES 300 CONTRACTS


---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $915    $1,679    $2,464    $3,903    $368  $1,117  $1,887   $3,903
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $768    $1,243    $1,724    $2,420    $212  $  655  $1,124   $2,420
---------------------------------------------------------------------------------------------------------


                       EQUI-VEST(R) SERIES 400 CONTRACTS


---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $979    $1,866    $2,765    $4,486    $436  $1,316  $2,207   $4,486
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $832    $1,436    $2,065    $3,099    $281  $  860  $1,465   $3,099
---------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2015.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

The employer sponsoring the plan makes payments to us that we call "contributions." These contributions purchase an annuity contract for your benefit. We can refuse to accept any application or contribution from your employer at any time, including after you purchase the contract. We require a minimum contribution amount of $20 for each type of contract purchased. If the total annual contributions to a TSA will be at least $200 annually, we may accept contributions of less than $20. Maximum contribution limitations also apply. The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit the number of variable investment options which you may elect.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We currently do not accept any contribution if (i) the aggregate contributions under one or more EQUI-VEST(R) series, EQUI-VEST(R) At Retirement/SM/ and At Retirement/SM/ contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue) or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on criteria we determine.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12-MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12-MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12-MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------
 CONTRACT TYPE   SOURCE OF CONTRIBUTIONS           LIMITATIONS ON CONTRIBUTIONS
------------------------------------------------------------------------------------
SEP              .   Employer.                     .   For 2016, annual employer
                 .   Eligible rollover                 contributions up to the
                     distributions from other          lesser of $53,000 or 25% of
                     traditional IRAs, 403(b)          employee compensation.
                     plans, qualified plans and
                     governmental employer EDC
                     plans.
------------------------------------------------------------------------------------
SARSEP           .   Employer-remitted employee    .   For 2016, annual employer
                     salary reduction and/or           contributions up to the
                     nonelective employer              lesser of $53,000 or 25% of
                     contributions (pre-1997           employee compensation.
                     plans only).                  .   Maximum salary reduction
                 .   Additional "catch-up"             contribution is $18,000 for
                     contributions.                    2016.
                 .   Eligible rollover             .   If plan permits, an
                     distributions from other          individual at least age 50
                     traditional IRAs, 403(b)          at any time during 2016 can
                     plans, qualified plans and        make up to $6,000 additional
                     governmental employer EDC         salary reduction "catch-up"
                     plans.                            contributions.
------------------------------------------------------------------------------------
SIMPLE IRA       .   Employee salary reduction;    .   Salary reduction
                     employer match.                   contributions up to $12,500
                 .   Additional "catch-up"             for 2016; employer matching
                     contributions.                    contributions up to 3% of
                 .   Rollover distributions or         employee compensation.
                     direct transfer               .   If plan permits, an
                     distributions from other          individual at least age 50
                     SIMPLE IRAs.                      at any time during 2016 can
                                                       make up to $3,000 additional
                                                       salary reduction "catch-up"
                                                       contributions.
------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------
 CONTRACT TYPE      SOURCE OF CONTRIBUTIONS           LIMITATIONS ON CONTRIBUTIONS
---------------------------------------------------------------------------------------
Unincorporated and  .   Employer, including for       .   For 2016, maximum amount of
Corporate Trusteed      self-employed.                    employer and employee
                    .   Salary reduction 401(k) if        contributions is generally
                        plan permits.                     the lesser of $53,000 or
                    .   Additional "catch-up"             100% of compensation, with
                        contributions.                    maximum salary reduction
                    .   Eligible rollover                 contribution of $18,000.
                        distributions from other      .   If employer's plan permits,
                        qualified plans, 403(b)           an individual at least age
                        plans, governmental employer      50 at any time during 2016
                        EDC plans and traditional         can make up to $6,000
                        IRAs, if permitted by the         additional salary reduction
                        plan.                             "catch-up" contributions.
---------------------------------------------------------------------------------------
TSA and             .   Employer-remitted employee    .   For 2016, maximum amount of
University TSA          salary reduction and/or           employer and employee
                        various types of employer         contributions is generally
                        contributions.                    the lesser of $53,000 or
                    .   Additional "catch-up"             100% of compensation, with
                        contributions.                    maximum salary reduction
                    .   Only if plan permits,             contribution of $18,000.
                        "designated Roth"             .   If employer's plan permits,
                        contributions under Section       an individual at least age
                        402A of the Code.                 50 at any time during 2016
                    .   Only if plan permits, direct      can make up to $6,000
                        plan-to-plan transfers from       additional salary reduction
                        another 403(b) plan, or           "catch-up" contributions.
                        contract exchanges from       .   All salary reduction
                        another 403(b) contract           contributions (whether
                        under the same plan.              pre-tax or designated Roth)
                    .   Only if plan permits,             may not exceed the total
                        eligible rollover                 maximum for the year. (For
                        distributions from other          2016, $18,000 and age 50
                        403(b) plans, qualified           catch-up of $6,000.)
                        plans, governmental employer  .   Rollover or direct transfer
                        457(b) plans and traditional      contributions after age
                        IRAs.                             70 1/2 must be net of any
                                                          required minimum
                                                          distributions.
                                                      .   Different sources of
                                                          contributions and earnings
                                                          may be subject to withdrawal
                                                          restrictions.
---------------------------------------------------------------------------------------
EDC                 .   Employer-remitted employee    .   Contributions subject to
                        salary reduction and/or           plan limits. Maximum
                        employer contributions.           contribution for 2016 is
                    .   For governmental employer         lesser of $18,000 or 100% of
                        EDC plans only, additional        includible compensation.
                        "age 50 catch-up"             .   If plan permits, an
                        contributions.                    individual may make catch-up
                    .   For governmental employer         contributions for 3 years of
                        EDC plans only and only if        service preceding plan
                        plan permits, "designated         retirement age; 2016 maximum
                        Roth" contributions under         is $36,000.
                        Sections 457 and 402A of the  .   If governmental employer
                        Code.                             457(b) plan permits, an
                    .   For governmental employer         individual at least age 50
                        EDC plans only and only if        at any time during 2016 can
                        plan permits, eligible            make up to $6,000 additional
                        rollover distributions from       salary reduction "catch- up"
                        other governmental employer       contributions. This must be
                        457(b) plans, 403(b) plans,       coordinated with the
                        qualified plans and               "catch-up" contributions for
                        traditional IRAs.                 3 years of service preceding
                                                          plan retirement age.
---------------------------------------------------------------------------------------


IRA FUNDING. The contracts we issue to fund SEP, SARSEP and SIMPLE IRA programs are individual retirement annuities, or "IRAs." Internal Revenue Service ("IRS") rules for traditional IRA also generally apply to those programs.

                              -------------------

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see "Dates and prices at which contract events occur" in "More information" later in this prospectus. Please review your contract for information on contribution limitations.

                        CONTRACT FEATURES AND BENEFITS

CONTRIBUTIONS TO SARSEP, CORPORATE TRUSTEED, CERTAIN HR-10, TSA AND EDC
CONTRACTS

We no longer offer the EQUI-VEST(R) contracts under SARSEP, Corporate Trusteed, Annuitant-Owned HR-10, TSA and EDC plans, except as noted below:

..   If you established a SARSEP before 1997, you may continue to make contributions for existing and new employees under salary reduction arrangements. We will issue a contract to each participating employee for whom a contract has not previously been issued.

..   If you are an incorporated employer and already have a retirement plan funded by the EQUI-VEST(R) contracts, we will enroll new employees under your contract and accept contributions for existing employees.

..   If you established an HR-10 plan where EQUI-VEST(R) contracts are owned by the annuitant, rather than by a trustee, we will offer Annuitant-Owned HR-10 contracts to new employees and continue to accept contributions for all participating employees.

..   If your retirement plan is qualified under section 401(a) of the Internal
    Revenue Code and is sponsored by a state or local governmental entity.

..   If your TSA or EDC unit was established as a specially-priced unit, we will issue a contract to new participants under such units and continue to accept contributions for existing contracts.

..   The TSA contract is no longer available for establishing new units for
    Texas ORP plans or for new participants in existing plans.

OWNER AND ANNUITANT REQUIREMENTS

For the following employer-funded programs, the employee must be the owner and the annuitant on the contract: SEP-IRA, SARSEP-IRA, SIMPLE IRA, TSA, University TSA and Annuitant-Owned HR-10.


The trustee under Trusteed HR-10 corporate retirement and governmental plans is the owner of the contract. In each case, the employee is the annuitant. We do not act as trustee for these plans. Only Trusteed contracts may be sold in Puerto Rico and the tax aspects that apply to such contracts may differ from those described in this prospectus. We require owners of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.


For governmental employer EDC contracts, the employer or a trust must be the owner and the employee must be the annuitant. For tax-exempt employer EDC contracts, the employer must be the owner and the employee must be the annuitant.

--------------------------------------------------------------------------------
ANNUITANT IS THE MEASURING LIFE FOR DETERMINING ANNUITY BENEFITS.
--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to "AXA Equitable." We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. Also, we do not accept starter checks or traveler's checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For certain SEP and KEOGH plans, additional contributions may be made by our automatic investment program. The methods of payment are discussed in detail in "About other methods of payment" in "More information" later in this prospectus.


For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to AXA Advisors, LLC ("AXA Advisors") receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers." If AXA Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee.


If AXA Advisors receives your application within this timeframe, AXA Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while AXA Advisors ensures that your application is complete and suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to your employer or its designee, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If additional contributions are permitted under the plan or contract, you may generally make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

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OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the fixed maturity options available under the investment method you select. See "Selecting your investment method" later in this prospectus.

                        CONTRACT FEATURES AND BENEFITS

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and to limit the number of variable investment options you may elect.

--------------------------------------------------------------------------------
YOU CAN CHOOSE FROM AMONG THE VARIABLE INVESTMENT OPTIONS, THE GUARANTEED INTEREST OPTION AND FIXED MATURITY OPTIONS, SUBJECT TO CERTAIN RESTRICTIONS.
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the"AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

                        CONTRACT FEATURES AND BENEFITS

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

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 AXA PREMIER VIP                                                           INVESTMENT MANAGER (OR
 TRUST -                                                                   SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME        SHARE CLASS   OBJECTIVE                             AS APPLICABLE)         MANAGEMENT
---------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE         Class B       Seeks to achieve long-term capital    .   AXA Equitable      (check mark)
  ALLOCATION                         appreciation.                             Funds Management
                                                                               Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE       Class B       Seeks to achieve a high level of      .   AXA Equitable      (check mark)
  ALLOCATION                         current income.                           Funds Management
                                                                               Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA                    Class B       Seeks to achieve current income and   .   AXA Equitable      (check mark)
  CONSERVATIVE-PLUS                  growth of capital, with a greater         Funds Management
  ALLOCATION                         emphasis on current income.               Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA MODERATE           Class A       Seeks to achieve long-term capital    .   AXA Equitable      (check mark)
  ALLOCATION                         appreciation and current income.          Funds Management
                                                                               Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS      Class B       Seeks to achieve long-term capital    .   AXA Equitable      (check mark)
  ALLOCATION                         appreciation and current income,          Funds Management
                                     with a greater emphasis on capital        Group, LLC
                                     appreciation.
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/            Class A       Seeks to achieve high total return    .   AXA Equitable
  MULTI-SECTOR BOND                  through a combination of current          Funds Management
                                     income and capital appreciation.          Group, LLC
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL      Class B       Seeks to achieve long-term growth of  .   AXA Equitable
  CAP GROWTH                         capital.                                  Funds Management
                                                                               Group, LLC
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP  Class B       Seeks to achieve long-term growth of  .   AXA Equitable
   VALUE                             capital.                                  Funds Management
                                                                               Group, LLC
---------------------------------------------------------------------------------------------------------------
TARGET 2015            Class B       Seeks the highest total return over   .   AXA Equitable
  ALLOCATION                         time consistent with its asset mix.       Funds Management
                                     Total return includes capital growth      Group, LLC
                                     and income.
---------------------------------------------------------------------------------------------------------------
TARGET 2025            Class B       Seeks the highest total return over   .   AXA Equitable
  ALLOCATION                         time consistent with its asset mix.       Funds Management
                                     Total return includes capital growth      Group, LLC
                                     and income.
---------------------------------------------------------------------------------------------------------------
TARGET 2035            Class B       Seeks the highest total return over   .   AXA Equitable
  ALLOCATION                         time consistent with its asset mix.       Funds Management
                                     Total return includes capital growth      Group, LLC
                                     and income.
---------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                        INVESTMENT MANAGER (OR
 TRUST -                                                                SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                             AS APPLICABLE)         MANAGEMENT
----------------------------------------------------------------------------------------------------------
TARGET 2045           Class B     Seeks the highest total return over   .   AXA Equitable
  ALLOCATION                      time consistent with its asset mix.       Funds Management
                                  Total return includes capital growth      Group, LLC
                                  and income.
----------------------------------------------------------------------------------------------------------
TARGET 2055           Class B     Seeks the highest total return over   .   AXA Equitable
  ALLOCATION                      time consistent with its asset mix.       Funds Management
                                  Total return includes capital growth      Group, LLC
                                  and income.


--------------------------------------------------------------------------------------------------------------
                                                                          INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                      SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                              AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------------
ALL ASSET              Class IB    Seeks long-term capital appreciation   .   AXA Equitable
  AGGRESSIVE - ALT                 and current income, with a greater         Funds Management
  25                               emphasis on capital appreciation.          Group, LLC
--------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -     Class IB    Seeks long-term capital appreciation   .   AXA Equitable
  ALT 20                           and current income.                        Funds Management
                                                                              Group, LLC
--------------------------------------------------------------------------------------------------------------
ALL ASSET              Class IB    Seeks long-term capital appreciation   .   AXA Equitable
  MODERATE GROWTH -                and current income, with a greater         Funds Management
  ALT 15                           emphasis on current income.                Group, LLC
--------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED        Class IB    Seeks to achieve long-term growth of   .   AllianceBernstein  (check mark)
  VOLATILITY                       capital with an emphasis on risk-          L.P.
                                   adjusted returns and managing          .   AXA Equitable
                                   volatility in the Portfolio.               Funds Management
                                                                              Group, LLC
                                                                          .   BlackRock
                                                                              Investment
                                                                              Management, LLC
--------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED        Class IB    Seeks to achieve long-term growth of   .   AllianceBernstein  (check mark)
  VOLATILITY                       capital with an emphasis on risk-          L.P.
                                   adjusted returns and managing          .   AXA Equitable
                                   volatility in the Portfolio.               Funds Management
                                                                              Group, LLC
                                                                          .   BlackRock
                                                                              Investment
                                                                              Management, LLC
--------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED       Class IB    Seeks to achieve long-term growth of   .   AllianceBernstein  (check mark)
  VOLATILITY                       capital with an emphasis on risk-          L.P.
                                   adjusted returns and managing          .   AXA Equitable
                                   volatility in the Portfolio.               Funds Management
                                                                              Group, LLC
                                                                          .   BlackRock
                                                                              Investment
                                                                              Management, LLC
--------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC         Class IB    Seeks to achieve total return from     .   AllianceBernstein    (delta)
  MODERATE GROWTH                  long-term growth of capital and            L.P.
                                   income.
--------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP       Class IA    Seeks to achieve long-term growth of   .   AllianceBernstein
  GROWTH                           capital.                                   L.P.
--------------------------------------------------------------------------------------------------------------
AXA BALANCED           Class IB    Seeks long-term capital appreciation   .   AXA Equitable      (check mark)
  STRATEGY                         and current income.                        Funds Management
                                                                              Group, LLC
--------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE       Class IB    Seeks current income and growth of     .   AXA Equitable      (check mark)
  GROWTH STRATEGY                  capital, with a greater emphasis on        Funds Management
                                   current income.                            Group, LLC
--------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE       Class IB    Seeks a high level of current income.  .   AXA Equitable      (check mark)
  STRATEGY                                                                    Funds Management
                                                                              Group, LLC
--------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN           Class IB    Seeks to maximize income while         .   AXA Equitable      (check mark)
  BALANCED MANAGED                 maintaining prospects for capital          Funds Management
  VOLATILITY                       appreciation with an emphasis on risk-     Group, LLC
                                   adjusted returns and managing          .   BlackRock
                                   volatility in the Portfolio.               Investment
                                                                              Management, LLC
                                                                          .   Franklin
                                                                              Advisers, Inc.
--------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------
                                                                            INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                        SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                AS APPLICABLE)         MANAGEMENT
----------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL     Class IB    Seeks to achieve long-term total return  .   AXA Equitable      (check mark)
  CAP VALUE MANAGED                with an emphasis on risk-adjusted            Funds Management
  VOLATILITY                       returns and managing volatility in the       Group, LLC
                                   Portfolio.                               .   BlackRock
                                                                                Investment
                                                                                Management, LLC
                                                                            .   Franklin Advisory
                                                                                Services, LLC
----------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN           Class IB    Primarily seeks capital appreciation     .   AXA Equitable      (check mark)
  TEMPLETON                        and secondarily seeks income.                Funds Management
  ALLOCATION                                                                    Group, LLC
  MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY      Class IB    Seeks to achieve long-term capital       .   AXA Equitable      (check mark)
  MANAGED VOLATILITY               appreciation with an emphasis on             Funds Management
                                   risk-adjusted returns and managing           Group, LLC
                                   volatility in the Portfolio.             .   BlackRock
                                                                                Investment
                                                                                Management, LLC
                                                                            .   Morgan Stanley
                                                                                Investment
                                                                                Management Inc.
                                                                            .   OppenheimerFunds,
                                                                                Inc.
----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Class IB    Seeks to achieve long-term growth of     .   AXA Equitable      (check mark)
  CORE MANAGED                     capital with an emphasis on risk-            Funds Management
  VOLATILITY                       adjusted returns and managing                Group, LLC
                                   volatility in the Portfolio.             .   BlackRock
                                                                                Investment
                                                                                Management, LLC
                                                                            .   EARNEST Partners,
                                                                                LLC
                                                                            .   Federated Global
                                                                                Investment
                                                                                Management Corp.
                                                                            .   Massachusetts
                                                                                Financial
                                                                                Services Company
                                                                                d/b/a MFS
                                                                                Investment
                                                                                Management
----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Class IB    Seeks to achieve long-term growth of     .   AllianceBernstein  (check mark)
  MANAGED VOLATILITY               capital with an emphasis on risk-            L.P.
                                   adjusted returns and managing            .   AXA Equitable
                                   volatility in the Portfolio.                 Funds Management
                                                                                Group, LLC
                                                                            .   BlackRock
                                                                                Investment
                                                                                Management, LLC
----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Class IB    Seeks to provide current income and      .   AXA Equitable      (check mark)
  VALUE MANAGED                    long-term growth of income,                  Funds Management
  VOLATILITY                       accompanied by growth of capital             Group, LLC
                                   with an emphasis on risk-adjusted        .   BlackRock
                                   returns and managing volatility in the       Investment
                                   Portfolio.                                   Management, LLC
                                                                            .   Northern Cross,
                                                                                LLC
----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE     Class IB    Seeks to achieve long-term growth of     .   AXA Equitable      (check mark)
  MANAGED VOLATILITY               capital with an emphasis on risk-            Funds Management
                                   adjusted returns and managing                Group, LLC
                                   volatility in the Portfolio.             .   BlackRock
                                                                                Investment
                                                                                Management, LLC
                                                                            .   Capital Guardian
                                                                                Trust Company
                                                                            .   Thornburg
                                                                                Investment
                                                                                Management, Inc.
                                                                            .   Vaughan Nelson
                                                                                Investment
                                                                                Management
----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------
                                                                           INVESTMENT MANAGER
 EQ ADVISORS TRUST -                                                       (OR SUB-ADVISER(S),    VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                               AS APPLICABLE)         MANAGEMENT
---------------------------------------------------------------------------------------------------------------
AXA LARGE CAP          Class IB    Seeks to provide long-term capital      .   AXA Equitable      (check mark)
  GROWTH MANAGED                   growth with an emphasis on risk-            Funds Management
  VOLATILITY                       adjusted returns and managing               Group, LLC
                                   volatility in the Portfolio.            .   BlackRock
                                                                               Investment
                                                                               Management, LLC
                                                                           .   Loomis, Sayles &
                                                                               Company, L.P.
                                                                           .   T. Rowe Price
                                                                               Associates, Inc.
                                                                           .   Wells Capital
                                                                               Management, Inc.
---------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE    Class IA    Seeks to achieve long-term growth of    .   AllianceBernstein  (check mark)
  MANAGED VOLATILITY               capital with an emphasis on risk-           L.P.
                                   adjusted returns and managing           .   AXA Equitable
                                   volatility in the Portfolio.                Funds Management
                                                                               Group, LLC
                                                                           .   BlackRock
                                                                               Investment
                                                                               Management, LLC
                                                                           .   Massachusetts
                                                                               Financial
                                                                               Services Company
                                                                               d/b/a MFS
                                                                               Investment
                                                                               Management
---------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES                  Seeks to achieve capital appreciation.  .   Loomis, Sayles &
  GROWTH                                                                       Company, L.P.
---------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE      Class IB    Seeks to achieve long-term capital      .   AXA Equitable      (check mark)
  MANAGED VOLATILITY               appreciation with an emphasis on risk       Funds Management
                                   adjusted returns and managing               Group, LLC
                                   volatility in the Portfolio.            .   BlackRock
                                                                               Investment
                                                                               Management, LLC
                                                                           .   Diamond Hill
                                                                               Capital
                                                                               Management, Inc.
                                                                           .   Wellington
                                                                               Management
                                                                               Company, LLP
---------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH    Class IB    Seeks long-term capital appreciation    .   AXA Equitable      (check mark)
  STRATEGY                         and current income, with a greater          Funds Management
                                   emphasis on current income.                 Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE       Class IB    Seeks to achieve capital appreciation,  .   AXA Equitable      (check mark)
  CAP EQUITY                       which may occasionally be short-term,       Funds Management
  MANAGED VOLATILITY               with an emphasis on risk adjusted           Group, LLC
                                   returns and managing volatility in the  .   BlackRock
                                   Portfolio.                                  Investment
                                                                               Management, LLC
                                                                           .   Franklin Mutual
                                                                               Advisers, LLC
---------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON          Class IB    Seeks to achieve long-term capital      .   AXA Equitable      (check mark)
  GLOBAL EQUITY                    growth with an emphasis on risk             Funds Management
  MANAGED VOLATILITY               adjusted returns and managing               Group, LLC
                                   volatility in the Portfolio.            .   BlackRock
                                                                               Investment
                                                                               Management, LLC
                                                                           .   Templeton
                                                                               Investment
                                                                               Counsel, LLC
---------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Class IB    Seeks to achieve capital appreciation   .   BlackRock
  VALUE EQUITY                     and secondarily, income.                    Investment
                                                                               Management, LLC
---------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS     Class IB    Seeks a combination of growth and       .   Boston Advisors,
  EQUITY INCOME                    income to achieve an above-average          LLC
                                   and consistent total return.
---------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY    Class IB    Seeks to achieve long-term capital      .   Calvert
  RESPONSIBLE                      appreciation.                               Investment
                                                                               Management Inc.
---------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                         SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)         MANAGEMENT
---------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN    Class IB    Seeks to achieve long-term growth of      .   Capital Guardian
  RESEARCH                         capital.                                      Trust Company
---------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK        Class IA    Seeks to achieve a total return before    .   AllianceBernstein
  INDEX                            expenses that approximates the total          L.P.
                                   return performance of the Russell
                                   3000(R) Index, including reinvestment
                                   of dividends, at a risk level consistent
                                   with that of the Russell 3000(R) Index.
---------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX     Class IB    Seeks to achieve a total return before    .   SSgA Funds
                                   expenses that approximates the total          Management, Inc.
                                   return performance of the Barclays
                                   U.S. Intermediate Government/Credit
                                   Bond Index, including reinvestment
                                   of dividends, at a risk level
                                   consistent with that of the Barclays
                                   U.S. Intermediate Government/Credit
                                   Bond Index.
---------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS    Class IB    Seeks to achieve long-term growth of      .   AllianceBernstein
  EQUITY PLUS                      capital.                                      L.P.
                                                                             .   AXA Equitable
                                                                                 Funds Management
                                                                                 Group, LLC
                                                                             .   EARNEST Partners,
                                                                                 LLC
---------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX    Class IA    Seeks to achieve a total return before    .   AllianceBernstein
                                   expenses that approximates the total          L.P.
                                   return performance of the Standard &
                                   Poor's 500 Composite Stock Price
                                   Index, including reinvestment of
                                   dividends, at a risk level consistent
                                   with that of the Standard & Poor's
                                   500 Composite Stock Price Index.
---------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS       Class IB    Seeks to achieve capital appreciation.    .   GAMCO Asset
  AND ACQUISITIONS                                                               Management, Inc.
---------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL         Class IB    Seeks to maximize capital                 .   GAMCO Asset
  COMPANY VALUE                    appreciation.                                 Management, Inc.
---------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS    Class IB    Seeks to achieve capital growth and       .   AXA Equitable
                                   current income.                               Funds Management
                                                                                 Group, LLC
                                                                             .   BlackRock
                                                                                 Investment
                                                                                 Management, LLC
                                                                             .   First
                                                                                 International
                                                                                 Advisors, LLC
                                                                             .   Wells Capital
                                                                                 Management, Inc.
---------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD BOND     Class IB    Seeks to maximize current income.         .   AXA Equitable
                                                                                 Funds Management
                                                                                 Group, LLC
                                                                             .   AXA Investment
                                                                                 Managers, Inc.
                                                                             .   Post Advisory
                                                                                 Group, LLP
---------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE        Class IA    Seeks to achieve a total return before    .   AXA Equitable
  GOVERNMENT BOND                  expenses that approximates the total          Funds Management
                                   return performance of the Barclays            Group, LLC
                                   U.S. Intermediate Government Bond         .   SSgA Funds
                                   Index, including reinvestment of              Management, Inc.
                                   dividends, at a risk level consistent
                                   with that of the Barclays U.S.
                                   Intermediate Government Bond
                                   Index.
---------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------
                                                                            INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                        SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL       Class IA    Seeks to achieve a total return (before  .   AllianceBernstein
  EQUITY INDEX                     expenses) that approximates the total        L.P.
                                   return performance of a composite
                                   index comprised of 40% DJ Euro
                                   STOXX 50 Index, 25% FTSE 100
                                   Index, 25% TOPIX Index, and 10%
                                   S&P/ASX 200 Index, including
                                   reinvestment of dividends, at a risk
                                   level consistent with that of the
                                   composite index.
--------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK    Class IB    Seeks to achieve capital growth and      .   Invesco Advisers,
                                   income.                                      Inc.
--------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE      Class IB    Seeks to achieve long-term capital       .   J.P. Morgan
  OPPORTUNITIES                    appreciation.                                Investment
                                                                                Management Inc.
--------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH    Class IB    Seeks to achieve a total return before   .   AllianceBernstein
  INDEX                            expenses that approximates the total         L.P.
                                   return performance of the Russell
                                   1000(R) Growth Index, including
                                   reinvestment of dividends at a risk
                                   level consistent with that of the
                                   Russell 1000(R) Growth Index.
--------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE     Class IB    Seeks to achieve a total return before   .   SSgA Funds
  INDEX                            expenses that approximates the total         Management, Inc.
                                   return performance of the Russell
                                   1000(R) Value Index, including
                                   reinvestment of dividends, at a risk
                                   level consistent with that of the
                                   Russell 1000(R) Value Index.
--------------------------------------------------------------------------------------------------------------
EQ/MFS                 Class IB    Seeks to achieve capital appreciation.   .   Massachusetts
  INTERNATIONAL                                                                 Financial
  GROWTH                                                                        Services Company
                                                                                d/b/a MFS
                                                                                Investment
                                                                                Management
--------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX       Class IB    Seeks to achieve a total return before   .   SSgA Funds
                                   expenses that approximates the total         Management, Inc.
                                   return performance of the Standard &
                                   Poor's Mid Cap 400 Index, including
                                   reinvestment of dividends, at a risk
                                   level consistent with that of the
                                   Standard & Poor's Mid Cap 400
                                   Index.
--------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(1)/   Class IA    Seeks to obtain a high level of current  .   The Dreyfus
                                   income, preserve its assets and              Corporation
                                   maintain liquidity.
--------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY      Class IB    Seeks to achieve capital growth.         .   Morgan Stanley
  MID CAP GROWTH                                                                Investment
                                                                                Management Inc.
--------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER         Class IB    Seeks to achieve capital appreciation.   .   OppenheimerFunds,
  GLOBAL                                                                        Inc.
--------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL        Class IB    Seeks to achieve maximum real            .   Pacific
  REAL RETURN                      return, consistent with preservation of      Investment
                                   capital and prudent investment               Management
                                   management.                                  Company LLC
--------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA         Class IB    Seeks to generate a return in excess     .   Pacific
  SHORT BOND                       of traditional money market products         Investment
                                   while maintaining an emphasis on             Management
                                   preservation of capital and liquidity.       Company LLC
--------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------
                                                                          INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                      SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                              AS APPLICABLE)         MANAGEMENT
------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS   Class IA    Seeks to achieve high current income   .   AllianceBernstein
                                   consistent with moderate risk to           L.P.
                                   capital.                               .   AXA Equitable
                                                                              Funds Management
                                                                              Group, LLC
                                                                          .   Pacific
                                                                              Investment
                                                                              Management
                                                                              Company, LLC
------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY       Class IB    Seeks to replicate as closely as       .   AllianceBernstein
  INDEX                            possible (before expenses) the total       L.P.
                                   return of the Russell 2000(R) Index.
------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE       Class IB    Seeks to achieve long-term capital     .   T. Rowe Price
  GROWTH STOCK                     appreciation and secondarily, income.      Associates, Inc.
------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND      Class IB    Seeks to achieve total return through  .   UBS Global Asset
  INCOME                           capital appreciation with income as a      Management
                                   secondary consideration.                   (Americas) Inc.
------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO         Class IB    Seeks to achieve long-term capital     .   Wells Capital
  OMEGA GROWTH                     growth.                                    Management, Inc.
------------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class IA    Seeks to achieve long-term growth of   .   AllianceBernstein
  AGGRESSIVE EQUITY                capital.                                   L.P.
                                                                          .   AXA Equitable
                                                                              Funds Management
                                                                              Group, LLC
                                                                          .   ClearBridge
                                                                              Investments, LLC
                                                                          .   Scotia
                                                                              Institutional
                                                                              Asset Management
                                                                              US, Ltd.
                                                                          .   T. Rowe Price
                                                                              Associates, Inc.
                                                                          .   Westfield Capital
                                                                              Management
                                                                              Company, L.P.
------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE      Class IB    Seeks to achieve a balance of high     .   AXA Equitable
  BOND                             current income and capital                 Funds Management
                                   appreciation, consistent with a            Group, LLC
                                   prudent level of risk.                 .   BlackRock
                                                                              Financial
                                                                              Management, Inc.
                                                                          .   DoubleLine
                                                                              Capital L.P.
                                                                          .   Pacific
                                                                              Investment
                                                                              Management
                                                                              Company LLC
                                                                          .   SSgA Funds
                                                                              Management, Inc.
------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID       Class IB    Seeks to achieve long-term growth of   .   AllianceBernstein
  CAP GROWTH                       capital.                                   L.P.
                                                                          .   AXA Equitable
                                                                              Funds Management
                                                                              Group, LLC
                                                                          .   BlackRock
                                                                              Investment
                                                                              Management, LLC
                                                                          .   Franklin
                                                                              Advisers, Inc.
                                                                          .   Wellington
                                                                              Management
                                                                              Company, LLP
------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID       Class IB    Seeks to achieve long-term growth of   .   AXA Equitable
  CAP VALUE                        capital.                                   Funds Management
                                                                              Group, LLC
                                                                          .   BlackRock
                                                                              Investment
                                                                              Management, LLC
                                                                          .   Diamond Hill
                                                                              Capital
                                                                              Management, Inc.
                                                                          .   Lord, Abbett &
                                                                              Co. LLC
------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------
                                                                         INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                     SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                             AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class IB    Seeks to achieve long-term growth of  .   Allianz Global
  TECHNOLOGY                       capital.                                  Investors U.S. LLC
                                                                         .   AXA Equitable
                                                                             Funds Management
                                                                             Group, LLC
                                                                         .   SSgA Funds
                                                                             Management, Inc.
                                                                         .   Wellington
                                                                             Management
                                                                             Company, LLP

----------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                    INVESTMENT MANAGER (OR
 FUNDS) - SERIES II                                                           SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
----------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through  .   Invesco Advisers,
  REAL ESTATE FUND   growth of capital and current income.                        Inc.
                                                                              .   Invesco Asset
                                                                                  Management Limited
----------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return,         .   Invesco Advisers,
  YIELD FUND         comprised of current income and capital appreciation.        Inc.
----------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of   .   Invesco Advisers,
  INTERNATIONAL      capital.                                                     Inc.
  GROWTH FUND
----------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of   .   Invesco Advisers,
  CAP CORE EQUITY    capital.                                                     Inc.
  FUND
----------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of   .   Invesco Advisers,
  CAP EQUITY FUND    capital.                                                     Inc.

-----------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME -                                                              SUB-ADVISER(S),
 CLASS 4 SHARES       OBJECTIVE                                                AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
BOND FUND/SM/         The fund's investment objective is to provide as high a  .   Capital Research
                      level of current income as is consistent with the            and Management
                      preservation of capital.                                     Company

----------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                           INVESTMENT MANAGER (OR
 SERVICE CLASS 2                                            SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.  .   Fidelity
  CONTRAFUND(R)                                                 Management and
  PORTFOLIO                                                     Research Company
                                                                (FMR)

----------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -                                          INVESTMENT MANAGER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs
  MID CAP VALUE FUND                                            Asset Management,
                                                                L.P.

--------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE                                                                  INVESTMENT MANAGER (OR
 PORTFOLIOS                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                              AS APPLICABLE)
--------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.    .   Waddell & Reed
                                                                                Investment
                                                                                Management
                                                                                Company (WRIMCO)
--------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination  .   Waddell & Reed
  INCOME             of high current income and capital appreciation.           Investment
                                                                                Management
                                                                                Company (WRIMCO)
--------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                  .   Waddell & Reed
  CAP GROWTH                                                                    Investment
                                                                                Management
                                                                                Company (WRIMCO)
--------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.                  .   Waddell & Reed
  CAP GROWTH                                                                    Investment
                                                                                Management
                                                                                Company (WRIMCO)
--------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. -                                             INVESTMENT MANAGER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset
  EMERGING MARKETS                                              Management LLC
  EQUITY PORTFOLIO

-----------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                            INVESTMENT MANAGER (OR
 SERVICE CLASS                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts
  INTERNATIONAL      appreciation.                                                 Financial
  VALUE PORTFOLIO                                                                  Services Company
-----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts
  TRUST SERIES       appreciation.                                                 Financial
                                                                                   Services Company
-----------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts
  MASSACHUSETTS      appreciation.                                                 Financial
  INVESTORS GROWTH                                                                 Services Company
  STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY    The fund's investment objective is to seek capital        .   Massachusetts
  PORTFOLIO          appreciation.                                                 Financial
                                                                                   Services Company
-----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES     The fund's investment objective is to seek total return.  .   Massachusetts
  SERIES                                                                           Financial
                                                                                   Services Company

------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST -                                                             INVESTMENT MANAGER (OR
 S CLASS                                                                        SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL    Seeks long-term capital appreciation by investing          .   Van Eck
  HARD ASSETS FUND   primarily in hard asset securities. Income is a secondary      Associates
                     consideration.                                                 Corporation
------------------------------------------------------------------------------------------------------




(1)The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the annual minimum guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. The rate may be different depending on certain factors, including the type and series of your contract and when the allocation is made. An exception to this approach applies to Corporate Trusteed contracts and EDC contracts issued to government employees in New York whose EQUI-VEST/SM/ funding arrangements became effective on and after July 1, 1989. Generally, we assign an interest rate to the total amounts invested in Corporate Trusteed and EDC contracts issued to government employees in New York regardless of when allocations were made to the guaranteed interest option.


The annual minimum guaranteed interest rate for 2016 ranges from 1.00% to 4.00% depending on the lifetime guaranteed minimum rate of your contract. Depending on your contract type, contract series, and the state where your contract is issued, the lifetime minimum guaranteed interest rate ranges from 1.00% to 3.00% (may be 4.00% for Corporate Trusteed contracts and Keogh Trusteed contracts). The lifetime minimum guaranteed interest rate is shown in your contract. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate. Check with your financial professional as to which rate applies in your state and to your contract series.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years (one to seven in Oregon). We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." Your financial professional can provide your state's approval status. For contracts issued in New York, see "Charges and expenses" for information on withdrawal charges when amounts are allocated to the fixed maturity options.

--------------------------------------------------------------------------------
FIXED MATURITY OPTIONS GENERALLY RANGE FROM ONE TO TEN YEARS TO MATURITY.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 14th for maturity years ranging from one through ten (seven in Oregon). Not all of these fixed maturity options will be available for annuitants ages 76 and older. See "Allocating your contributions." As fixed maturity options expire, we expect to add maturity years so that generally ten (seven in Oregon) fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

..   you previously allocated a contribution or made a transfer to the same fixed maturity option; or

..   the rate to maturity is 3%; or

..   the fixed maturity option's maturity date is within 45 days; or

..   the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions" would apply:

(a)transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)subject to plan restrictions, withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). For more information see "About our fixed maturity options" in "More information" later in this prospectus. We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract or when

                        CONTRACT FEATURES AND BENEFITS
we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a)the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.

SELECTING YOUR INVESTMENT METHOD

Subject to any employer plan limitations, you must choose one of the following two methods for selecting your investment options:

..   MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

..   MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time you will be able to use the fixed income variable investment options listed in group "B" as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.


VARIABLE INVESTMENT OPTIONS*

A
--------------------------------------------------------------------------------

.. Guaranteed Interest Option

--------------------------------------------------------------------------------

DOMESTIC EQUITY
--------------------------------------------------------------------------------
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility

.. AXA/AB Small Cap Growth

.. AXA/Franklin Small Cap Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Calvert Socially Responsible
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Mid Cap Index
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. EQ/Wells Fargo Omega Growth
.. Fidelity(R) VIP Contrafund(R)
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy Funds VIP Energy
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Small Cap Growth
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology

.. VanEck VIP Global Hard Assets

--------------------------------------------------------------------------------


INTERNATIONAL/GLOBAL

--------------------------------------------------------------------------------
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA/Templeton Global Equity Managed Volatility
.. EQ/Emerging Markets Equity PLUS
.. EQ/International Equity Index
.. EQ/MFS International Growth
.. EQ/Oppenheimer Global
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
--------------------------------------------------------------------------------

ASSET ALLOCATION
--------------------------------------------------------------------------------
.. All Asset Aggressive - Alt 25
.. All Asset Growth - Alt 20
.. All Asset Moderate Growth - Alt 15

.. AXA/AB Dynamic Moderate Growth

.. AXA Aggressive Allocation
.. AXA Balanced Strategy
.. AXA Conservative Allocation
.. AXA Conservative Growth Strategy
.. AXA Conservative-Plus Allocation
.. AXA Conservative Strategy
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Moderate Allocation
.. AXA Moderate Growth Strategy
.. AXA Moderate-Plus Allocation
.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation

.. Target 2055 Allocation

--------------------------------------------------------------------------------


B
FIXED INCOME

--------------------------------------------------------------------------------

.. American Funds Insurance Series(R) Bond Fund/SM/
.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/High Yield Bond
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield
.. Ivy Funds VIP High Income
.. Multimanager Core Bond

--------------------------------------------------------------------------------

-------------------------
 FIXED MATURITY OPTIONS
-------------------------

THE FIXED MATURITY OPTIONS ARE ONLY AVAILABLE IN STATES WHERE APPROVED.
TRANSFER RESTRICTIONS APPLY AS INDICATED ABOVE UNDER "FIXED MATURITY OPTIONS
AND MATURITY DATES."
--------------------------------------------------------------------------------

* Please see the "Portfolios of Trusts" earlier in this prospectus regarding any name changes and the availability of any additional investment options, subject to regulatory and/or shareholder approval.

                        CONTRACT FEATURES AND BENEFITS

The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group "B" investment option. Please note that if you select the "Maximum transfer flexibility" method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the "Maximum investment options choice" method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the "B" investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the "Maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the "Maximum investment options choice" investment method.

Please note that under Trusteed contracts your employer or the plan trustee will select the investment method available to the participant. Under all other contracts, you may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the "Maximum investment options choice" investment method.


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A PARTICIPANT IS AN INDIVIDUAL WHO PARTICIPATES IN AN EMPLOYER'S PLAN FUNDED BY AN EQUI-VEST(R) CONTRACT. THE PARTICIPANT IS ALSO THE ANNUITANT.
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ERISA CONSIDERATIONS FOR EMPLOYERS

If you are an employer and your plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA")
Section 404(c), you or your plan trustee must make sure that the investment options chosen for your plan constitute a broad range of investment choices as required by the Department of Labor's ("DOL") regulation under ERISA
Section 404(c). See "Tax information" later in this prospectus.

ALLOCATING YOUR CONTRIBUTIONS

Once you have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your contract's value" later in this prospectus.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocation under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, your should speak with him/her regarding any different arrangements that may apply.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.


For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, or interest or market value adjustment). For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions, without interest. For contracts issued to fund SEPs, SARSEPs or SIMPLE IRAs that are returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.


We may require that you wait six months before you apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

See Appendix III for any state variations.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; (iii) the market adjusted amounts you have in the fixed maturity options; and (iv) if you have taken a loan under a TSA, governmental employer EDC or Corporate Trusteed contract, amounts held in your loan reserve account. These amounts are subject to certain fees and charges discussed in "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge, and (iii) under a TSA, governmental employer EDC or Corporate Trusteed contract, any outstanding loan plus accrued interest.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

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UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
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The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.

In addition, the annual administrative charge or third-party transfer or exchange charge and plan operating expense charge for TSAs will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in a fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

..   You may not transfer to a fixed maturity option in which you already have value.

..   You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


..   If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less. Not all maturities may be available.


..   You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

..   If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.


..   If you choose the "Maximum investment options choice" method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

..   If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the "Maximum investment options choice" method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.


Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1)the contract number,

(2)the dollar amounts to be transferred, and

(3)the investment options to and from which you are transferring.

Under Trusteed and EDC contracts, you or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

We will confirm all transfers in writing.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

Our Investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:

..   Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

..   Under the interest sweep option, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

..   Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value" above in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. We may waive this $5,000 requirement. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

FOR TSA, CORPORATE TRUSTEED AND CERTAIN GOVERNMENTAL EMPLOYER EDC CONTRACTS WITH OUTSTANDING LOANS ONLY, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the Loan Reserve Account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See "Loans under TSA, governmental employer EDC and Corporate Trusteed contracts" in "Accessing your money" later in this prospectus.)

PRONVEST MANAGED ACCOUNT SERVICE (SERIES 100 AND 200 CONTRACTS ONLY)

AXA Equitable offers access to managed account services through ProNvest, Inc., an unaffiliated third party. ProNvest is an independent registered investment advisory firm that assists retirement plan participants with goal-based advice and money management services.

If available under your employer's plan, you may enroll in ProNvest's managed account service to manage your account. ProNvest will allocate assets invested in your account among the variable investment options, and the guaranteed interest option based on a customized investment plan created for you from information you provide to ProNvest. Generally, ProNvest will adjust your allocations every quarter or as the market changes. A minimum account value may be required to enroll in the ProNvest managed account service.


You should be aware that during your enrollment in the ProNvest managed account service, YOU WILL NOT HAVE THE ABILITY TO TRANSFER OR RE-ALLOCATE YOUR ASSETS INVESTED IN YOUR ACCOUNT. If you wish to make a transfer or re-allocate your assets, you must terminate your enrollment in the ProNvest managed account service. Once terminated, we reserve the right to not permit you to elect the managed account service. In addition, if you enroll in the ProNvest managed account service, automated programs including dollar cost averaging and asset rebalancing will be terminated. However, the RMD automatic withdrawal and systematic withdrawal options will continue to be available.


If you enroll in the ProNvest managed account service, ProNvest will charge a quarterly fee at an annual rate up to 0.60% of your variable investment options. The amount of the fee may be lower and varies among broker-dealers. We will deduct this fee pro rata from your variable investment options and then from the guaranteed interest option. If those amounts are insufficient, we will deduct this charge pro rata from your fixed maturity options, if any.

You may terminate the ProNvest managed account service at any time by contacting ProNvest. Visit www.ProNvest.com for information on contacting ProNvest and communicating your instructions.

For additional information or to enroll in the ProNvest managed account service, contact your financial professional. Minimum account balance requirements may apply. The ProNvest managed account service may not be available in all plans, all contracts, or in all states.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.

METHOD OF WITHDRAWAL

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                                                                  PARTIAL                            MINIMUM
   CONTRACT                                                      WITHDRAWAL        SYSTEMATIC      DISTRIBUTION
------------------------------------------------------------------------------------------------------------------
SEP/SARSEP                                                        yes               yes                yes
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SIMPLE IRA                                                        yes               yes                yes
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Corporate and KEOGH Trusteed                                      yes/(2)(3)/       no                 yes/(3)/
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TSA                                                               yes/(1)(2)(3)/    yes/(1)(2)(3)/     yes/(2)/
------------------------------------------------------------------------------------------------------------------
University TSA                                                    yes/(1)(3)/       yes/(1)(3)/        yes
------------------------------------------------------------------------------------------------------------------
EDC                                                               yes/(1)(2)(3)/    yes/(1)(2)(3)/     yes/(2)(3)/
------------------------------------------------------------------------------------------------------------------
Annuitant-Owned HR-10                                             yes/(3)/          yes/(3)/           yes
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(1)Only if the contract is not subject to withdrawal restrictions.
(2)Only if there are no outstanding loans.
(3)Requires or may require Plan Administrator's approval. See "Tax information" later in this prospectus.

PARTIAL WITHDRAWALS AND TERMINATIONS

Subject to the terms of the Plan, your contract and any restrictions in federal income tax rules, you may take partial withdrawals from your account value or terminate your contract at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your contract and pay you its cash value.

Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus. Depending on your contract, amounts withdrawn may be subject to applicable tax charges.

SYSTEMATIC WITHDRAWALS

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3)You may specify a dollar amount from one variable investment option or the guaranteed interest option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

If you are invested in fixed maturity options, you may not elect option (1) or
(2).

You may elect systematic withdrawals under TSA and governmental employer EDC contracts if:

..   your plan or program permits it;

..   the contract is not subject to withdrawal restrictions; and

..   the contract does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS

(SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)


We offer our "required minimum distribution automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount.

                             ACCESSING YOUR MONEY

You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Tax information" later in this prospectus for your specific type of retirement arrangement.

The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year, subject to the terms of your plan, if applicable. To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

This service does not generate required minimum distribution payments during the first year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must make any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you make during the first contract year to satisfy your required minimum distributions may be subject to withdrawal charges, if they exceed the free withdrawal amount.

For tax-exempt employer EDC contracts, this election may not be revoked. For TSA and governmental employer EDC contracts, you may not elect the minimum distribution option if you have an outstanding loan under a contract.

If you purchased your EQUI-VEST(R) TSA via a direct transfer of funds from another 403(b) plan or arrangement and we were informed at the time of your purchase of the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. This rule also applies if you purchased your EQUI-VEST(R) TSA before December 31, 1986. Lifetime required minimum distributions on the pre-1987 account balance may be postponed to age 75 rather than having to start following the later of your reaching age 70 1/2 or retiring.

Distributions from a qualified plan, including our prototype plans through which Annuitant-Owned HR-10 contracts are issued, are subject to the provisions of the plan document. Similar rules apply in the case of a 403(b) plan.

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FOR CONTRACTS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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HARDSHIP WITHDRAWALS FROM QUALIFIED PLANS AND TSAS

Generally, in order to receive a hardship withdrawal or, for EDC plans, an "unforseeable emergency" withdrawal (special federal income tax definitions), you must meet certain criteria and have your request approved by your plan. For more information, see "Withdrawal restrictions" under "Tax information" later in this prospectus.

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

AUTOMATIC DEPOSIT SERVICE


If you are receiving required minimum distribution payments from a TSA, SEP, SARSEP or SIMPLE IRA contract you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your TSA, SEP, SARSEP or SIMPLE IRA contract directly into an existing EQUI-VEST(R) NQ or ROTH IRA or an existing EQUI-VEST(R) Express/SM/ NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.


LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS

If the plan permits, loans are available under a qualified plan, 403(b) plan or governmental employer 457(b) EDC plan. Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. You may borrow against your account value only under a TSA contract, a contract issued under a governmental employer 457(b) EDC plan or Corporate Trusteed contract. Loans under governmental employer 457(b) EDC plans may not be available in all states. Loans are not available under University TSA contracts. We do not permit loans under any contract or certificate when the required minimum distribution automatic withdrawal option has been elected. Also, we reserve the right to change loan terms as long as any such change is made to maintain compliance with any applicable laws or regulations that may apply.

Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate or the plan administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day of the month following the date it was received. In the case of certain Corporate Trusteed and certain TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of

                             ACCESSING YOUR MONEY
governmental employer EDC contracts, the loan must be approved by the contract owner; generally, your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Please see the loan provisions stated in the contract and read the terms and conditions in the loan request form carefully and consult with a tax advisor before taking a loan. Also, see Appendix III later in this prospectus for any state rules that may affect loans from a TSA, governmental employer EDC or Corporate Trusteed contract.

We permit only one loan to be outstanding at any time.

A loan will not be treated as a taxable distribution unless:

..   it exceeds limits of federal income tax rules; or

..   interest and principal are not paid when due; or

..   in some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.


The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future. Loans are discussed further in "Tax Information" later in this prospectus.


LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer to a "loan reserve account" an amount equal to the sum of (a) and (b), where (a) is the loan amount (which will earn interest at the "loan reserve account rate" while your loan is outstanding), and (b) is 10% of the loan amount (which will earn interest at the guaranteed interest rate while your loan is outstanding). You may not make any partial withdrawals or transfers among investment options or other transaction from the loan reserve account until after repayment of the principal amount then due. You may specify on the loan request form from which investment option(s) the loan reserve account will be funded.

The "loan reserve account rate" will equal the loan interest rate minus a maximum rate of 2%. This excess of the interest rate that we charge is also referred to as the "net loan interest charge." See the "Fee table" for more information.

REPAYING A LOAN. When you take a loan, we use the principal amount of the loan, the loan interest rate and the term of the loan to determine the loan repayment amount. You can repay a loan through payroll deduction, Online Account Access or by personal check. Loan repayments must be made quarterly, unless you enroll through Online Account Access for monthly systematic repayments (not available for contracts owned by a corporate trustee). You can elect to have the principal portion of your loan repayments automatically distributed among your investment options in accordance with your investment allocation instructions currently on file. If you elect this option, the transfer to your investment options will take place on the next business day after we receive your loan repayment. You can repay your loan in full, including interest due, at any time (by bank check or money order only). In very limited specified circumstances concerning leaves of absence, and upon our receipt of the documentation we require, loan repayment can be suspended. Otherwise, loans must be repaid according to the repayment schedule to avoid default. See "Tax information" later in this prospectus.



TEXAS ORP PARTICIPANTS
(THE CONTRACT IS NO LONGER AVAILABLE FOR NEW PLANS OR FOR NEW PARTICIPANTS TO EXISTING PLANS)

For participants in a Texas Optional Retirement Program, Texas law permits withdrawals only after one of the following distributable events occur:

..   turning age 70 1/2; or

..   death; or

..   retirement; or

..   termination of employment in all Texas public institutions of higher education.

To make a withdrawal, a properly completed written acknowledgment must be received from the employer. If a distributable event occurs prior to your being vested, any amounts provided by an employer's first-year matching contribution will be refunded to the employer. We may change these provisions without your consent, but only to the extent necessary to maintain compliance with any law that applies.

TERMINATION

We may terminate your contract and pay you the account value if:

(1)your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2)you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3)you have not made any contributions within 120 days from your contract date;
   or

(4)we pay the death benefit under your contract.

We will deduct the amount of any outstanding loan balance (including any unpaid interest) and any withdrawal charge that applies to the loan balance from the account value when we terminate your contract.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon contract termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living.

                             ACCESSING YOUR MONEY

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

Deferred annuity contracts such as EQUI-VEST(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your EQUI-VEST(R) contract and all its benefits terminate and will be converted to a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

EQUI-VEST(R) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the different forms of annuity payout options listed below. Also, you may elect the frequency in which you will receive payments. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

ANNUITY PAYOUT OPTIONS

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Fixed annuity payout options             .   Life annuity/(1)/
                                         .   Life annuity with period
                                             certain/(1)/
                                         .   Life annuity with refund
                                             certain/(1)/
                                         .   Period certain annuity
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Variable Immediate Annuity payout        .   Life annuity (not available in New
  options (as described in a separate        York)
  prospectus for this option)            .   Life annuity with period
                                             certain/(1)/
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(1)not available for governmental employer EDC Plans in New York


..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.


..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity. This is the only form of annuity for annuitants in governmental employer EDC plans in New York. Life annuity payout options are not available for governmental employer EDC plans in New York.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. Generally, unless the annuitant elects otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married annuitants under qualified plans and certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

We may offer other payout options not outlined here. Your financial professional can provide details.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

                             ACCESSING YOUR MONEY

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST(R) contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your contract's maturity date. Your contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 85th birthday. This may be different in some markets.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts such (as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payment, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)in certain instances, the sex of the annuitant(s).

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Please see Appendix III later in this prospectus for state variations.

EQUI-VEST(R) AT RETIREMENT(R) AND AT RETIREMENT/SM/


(APPLICABLE ONLY FOR TSA, SEP, SARSEP AND SIMPLE IRA CONTRACTS; THIS OFFER ENDS DECEMBER 31, 2016)


If you have a TSA, SEP, SARSEP or SIMPLE IRA contract, you may be eligible to convert your EQUI-VEST(R) contract to a new EQUI-VEST(R) At Retirement/SM/ contract (or a new At Retirement/SM/ contract in New York). EQUI-VEST(R) At Retirement/SM/ is a deferred variable annuity contract that offers living benefits (Guaranteed withdrawal benefit for life or Guaranteed minimum income benefit) and enhanced death benefits. At Retirement/SM/ is a deferred variable annuity contract that offers a Guaranteed withdrawal benefit for life. Neither the EQUI-VEST(R) At Retirement/SM/ contract nor the At Retirement/SM/ contract has any withdrawal charges.

At the time of conversion, you must meet the following conditions in order to qualify for this conversion offer. You must be between the ages of 55 and 85, your contract must have an account value of at least $50,000, you must purchase at least one of the living or enhanced death benefits, there can be no withdrawal charges applicable under your existing EQUI-VEST(R) contract, and no rollover or direct transfer contributions can have been made to the existing contract in the two contract years prior to the date you apply for the new contract. For TSA contracts, you must also be separated from service with the employer which provided the funds for your TSA contract in order to qualify. Please note that any outstanding loan including any interest accrued but unpaid under the existing EQUI-VEST(R) contract must be paid in full or it will be deducted from your account value prior to the conversion.


The written application for the new EQUI-VEST(R) At Retirement/SM/ or At Retirement/SM/ contract must be received by our processing office no later than the close of business on December 31, 2016 or such later date as we state in writing to you. The EQUI-VEST(R) At Retirement/SM/ or At Retirement/SM/ contract and its benefits, including the charges for such benefits are described in a separate prospectus. The EQUI-VEST(R) At Retirement/SM/ contract and At Retirement/SM/ contract will not accept any contributions (initial or additional) after December 31, 2016.


APPLICABLE ONLY FOR TSA CONTRACTS

We originally offered conversions from EQUI-VEST(R) to an EQUI-VEST(R) At Retirement/SM/ or At Retirement/SM/ only on a direct transfer basis; that is, funds from an existing TSA contract could be directly transferred to purchase a new EQUI-VEST(R) At Retirement/SM/ or At Retirement/SM/ TSA contract. As a result of the 2007 Regulations discussed in "Tax information" in this prospectus, we are amending our procedures to permit TSA funds to be directly rolled over to an EQUI-VEST(R) At Retirement/SM/ or At Retirement/SM/ IRA contract instead when the EQUI-VEST(R) At Retirement/SM/ or At Retirement/SM/ TSA contract will not be part of an employer plan.

                             ACCESSING YOUR MONEY

5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:


..   A mortality and expense risk charge.

..   A charge for other expenses.


We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:


..   On the last day of the contract year an annual administrative charge, if applicable.

..   Charge for third-party transfer or exchange (for series 300 and 400 only).

..   Charges for certain optional special services.

..   At the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.


More information about these charges appears below. The charges differ depending on which contract series you purchase.

We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Variations in charges" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is currently equivalent to an annual rate of the net assets in each variable investment options as follows:

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                                                             EQ/COMMON
                                                             STOCK INDEX,
                                                             EQ/MONEY
                                                             MARKET
                                                             OPTIONS       ALL OTHER VARIABLE INVESTMENT OPTIONS
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                                                             SERIES SERIES SERIES    SERIES    SERIES   SERIES
                                                              100    200    100       200       300      400
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current                                                      0.56%  1.15%  0.50%     1.09%     1.10%    1.10%
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maximum                                                      0.65%  1.24%  0.50%     1.09%     1.10%    1.75%
----------------------------------------------------------------------------------------------------------------

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.

The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual percentage of the net assets in each variable investment option as follows:

Series 100 -- 0.84%

..   0.60% reimburses us for research and development costs plus administrative expenses not covered by the annual administrative charge.

..   0.24% reimburses us for the cost of financial accounting services we provide under the contracts.

Series 200, 300 and 400 -- 0.25%

..   0.25% reimburses us for expenses and financial accounting services we provide under the contracts; however, for series 300 and 400, we currently charge 0.24% for all the variable investment options except AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options.

MAXIMUM TOTAL CHARGES: Under series 100 and 200 contracts for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options, the combined amount of the Separate Account A charges to these variable investment options and Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.

Total Separate Account A annual expenses (not including the Trusts fees and other expenses) are guaranteed not to exceed a total annual rate of: (i) 2.00% for series 400 contracts; (ii) 1.35% for series 300

                             CHARGES AND EXPENSES
contracts; and (iii) 1.49% for series 100 and 200 contracts for the EQ/Common Stock Index, and EQ/Money Market options; and (iv) for series 100 and 200 contracts an annual rate of 1.34% for all the other options except for those in
(iii).

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option or the annuitant dies during the contract year.

Under series 300 and 400 contracts, during the first two contract years the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We also may waive the administrative charge for contracts having an account value of a specified amount on the last business day of each contract year -- currently $20,000 for SEP, SARSEP, and SIMPLE IRA contracts. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Under series 100 and 200 contracts, the charge is equal to $30 or if less, 2% of the current account value plus any amount previously withdrawn during that contract year.

For SEP, SARSEP, Unincorporated Trusteed and Annuitant-Owned HR-10 contracts, if at the end of any contract year your account value is at least $10,000, we will waive the annual administrative charge.

For TSA, University TSA, EDC and Corporate Trusteed contracts the annual administrative charge is waived if the account value is at least $25,000 at the end of the contract year.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER

Under series 300 and 400 contracts, we impose a charge for making a direct transfer of amounts from your contract to a third party. A third-party transfer is where you ask us to directly transfer or roll over funds from your contract to a permissible funding vehicle offered by another provider, or to another eligible plan. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $65 for each direct transfer or rollover, except for series 400 SIMPLE IRA. For series 400 SIMPLE IRA, a charge of $25 applies for each direct transfer or rollover. This charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value.

WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you surrender your contract; or
(3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this prospectus.

We may also reduce the withdrawal charge in order to comply with any state law requirement. See "Contracts issued in New York --fixed maturity options" below.

WITHDRAWAL CHARGE FOR SERIES 300 AND 400 CONTRACTS

The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations, we will pay you the greater of the following up to a maximum of the account value:

..   the account value after any withdrawal charge has been imposed, or

..   the 10% free withdrawal amount plus the contributions made before the current and five prior contract years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

DEATH OR PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

..   the annuitant dies and a death benefit is payable to the beneficiary.

                             CHARGES AND EXPENSES

..   we receive a properly completed election form providing for the account value to be used to buy a life contingent annuity payout option or a non-life annuity with a period certain for a term of at least ten years.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i)the annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)we receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii)the annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is
     (a) approved by Medicare as a provider of skilled nursing care service, or
     (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, with respect to a contribution if the condition as described in (i), (ii) or (iii) above existed at the time the contribution was remitted or if the condition began within the 12 month period following remittance.

Some states may not permit us to waive the withdrawal charge in the above circumstances or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

For SEP, SARSEP and SIMPLE IRA contracts the withdrawal charge also does not apply:

..   after six contract years if the annuitant is at least age 59 1/2; or

..   if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

WITHDRAWAL CHARGE FOR SERIES 100 AND 200 CONTRACTS

WHEN WITHDRAWAL CHARGES DO NOT APPLY

..   10% FREE WITHDRAWAL AMOUNT. No withdrawal charge will be applied during any contract year in which the amount withdrawn is less than or equal to 10% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year. This 10% portion is called the free withdrawal amount. For Trusteed, EDC (subject to state availability) and TSA contracts, this free withdrawal amount is available starting in the first contract year. For EDC (in certain states), SEP and SARSEP contracts, the free withdrawal amount is available only after three contract years have been completed or the annuitant has reached age 59 1/2. (Currently, we are waiving this restriction.)

FOR TRUSTEED CONTRACTS. The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations, we will pay you the greater of the following up to a maximum of the account value:

..   the account value after any withdrawal charge has been imposed and after deducting the amount of any loan balance and accrued interest, or

..   the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees. For series 200 contracts issued for annuitants age 60 or older on the contract date this percentage will be 95% in the fifth contract year.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. See "Tax information" later in this prospectus.

The withdrawal charge does not apply in the circumstances described below.

For Trusteed contracts the withdrawal charge does not apply if:

..   The annuitant dies and a death benefit is made available to the beneficiary.

..   We receive a properly completed election form providing for the account value to be used to buy a life annuity payout option.

..   The contract owner has completed at least five contract years and the annuitant has reached age 59 1/2.

..   We receive a request for the refund of an excess contribution within one month of the date the contribution is made.

..   In addition, for Corporate Trusteed contracts, the withdrawal charge does not apply if the annuitant has reached age 59 1/2 and has retired or employment has been terminated, no matter how many contract years have been completed.

FOR SEP, SARSEP, TSA, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS. The withdrawal charge equals a percentage of the amount withdrawn and may apply to any TSA and governmental employer EDC defaulted loans. The withdrawal charge equals a percentage of the amount of any such defaulted loans. Whether a withdrawal charge applies, and the percentage that applies, is determined using the same conditions that apply to withdrawals from your

                             CHARGES AND EXPENSES
contract. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:

-------------------------------------------------------------
      CONTRACT YEAR(S)                    CHARGE
-------------------------------------------------------------
         1 through 5                      6%/(1)/
         6 through 8                         5
              9                              4
             10                              3
             11                              2
             12                              1
        13 and later                         0
-------------------------------------------------------------

(1)This percentage may be reduced at older ages for certain contract series. Your financial professional can provide further details about the contract series you own.

The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.

The withdrawal charge does not apply in the circumstances described below.

No withdrawal charge applies under SEP, SARSEP, TSA, EDC or Annuitant-Owned HR-10 contracts if:

..   after five contract years the annuitant is at least age 59 1/2; or

..   you request a refund of an excess contribution within one month of the date on which the contribution is made; or

..   the annuitant dies and the death benefit is made available to the beneficiary; or

..   after five contract years the annuitant is at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 59 1/2 and allows no prepayment; or

..   after three contract years the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

..   the amount withdrawn is applied to the election of a life contingent annuity payout option. (This form of payment is not available for annuitants in governmental employer EDC Plans in New York); or

..   the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of the annuitant's life expectancy, that allows no prepayment. (This is the only form of payment available for annuitants in governmental employer EDC plans in New York.)

No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:

..   the annuitant has completed at least five contract years, has reached age
    55 and has separated from service.

No withdrawal charge applies under a SEP contract funding SARSEP arrangements if:

..   the amount withdrawn is a distribution of deferrals disallowed (plus or minus any gain or loss) by reason of the employer's failure to meet the Internal Revenue Code's requirement that 50% of eligible employees elect SARSEP within the plan year and the request for withdrawal is made by the April 15th of the calendar year following the calendar year in which you were notified of such disallowance; or

..   the amount withdrawn is an "excess contribution" (as such term is defined in Section 408(k)(6)(C)(iii) of the Internal Revenue Code), plus or minus any gain or loss and the request for withdrawal is made by April 15th of the calendar year following the calendar year in which the excess contributions were made; or

..   the amount withdrawn is an "excess deferral" (as such term is defined in
    Section 402(g)(2) of the Internal Revenue Code), plus or minus any gain or loss and the request for withdrawal is made by April 15th of the calendar year following the calendar year in which such excess deferrals were made.

The tax consequences of withdrawals are discussed under "Tax information."

NY EDC PLANS. (NO LONGER AVAILABLE FOR NEW PLANS OR FOR NEW PARTICIPANTS TO EXISTING PLANS) As a result of regulations which apply to EDC plans of governmental employers in New York ("NY EDC plans"), EQUI-VEST(R) contracts funding NY EDC plans contain special provisions that apply to all NY EDC plans whose EQUI-VEST(R) funding arrangements became effective or were renewed on or after July 1, 1989.

These provisions permit the automatic termination of all contracts issued in connection with a NY EDC plan five years after the effective date (or any renewal date) of its EQUI-VEST(R) funding arrangement without the deduction of any contingent withdrawal charges. If agreed to by the employer or plan trustee and us, the period may be shorter than five years. A decision to permit the automatic termination of all contracts would result in the transfer of each contract's account value to a successor funding vehicle designated by the employer.

The employer sponsoring a NY EDC plan or plan trustee can renew the EQUI-VEST(R) funding arrangement in a written notice to us which includes a certification of compliance with procedures under the applicable regulations. We are not responsible for the validity of any certification by the employer. A written notice to transfer must be received by our processing office and accepted by us not later than seven days before the date on which a transfer is to occur. If an employer fails to notify us in writing as to a transfer of the NY EDC arrangement or as to its intention not to renew, we will continue the arrangement and associated contracts will not be automatically terminated.

No further investment experience, whether positive or negative, will be credited under a NY EDC plan contract once the contract terminates. As with other tax-favored retirement plans in which the funding is affected by actions of a sponsoring employer, we are not required to provide annuitants with information relating to an employer's decision to exercise any termination right.

FOR ALL SERIES CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS/(1)/

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale ("declining scale"). If you withdraw amounts that

                             CHARGES AND EXPENSES
have been transferred from one fixed maturity option to another, we use the New York Alternative Scale ("alternative scale") if it produces a higher charge than the declining scale.

(1)currently not available for TSA, EDC, Keogh and Corporate Trusteed contracts in New York

------------------------------------------------------------
DECLINING SCALE               ALTERNATIVE SCALE
------------------------------------------------------------
YEAR OF INVESTMENT IN FIXED   YEAR OF TRANSFER WITHIN FIXED
MATURITY OPTION/(1)/          MATURITY OPTION/(1)/
------------------------------------------------------------
Within year 1        6%       Within year 1        5%
      2              6%             2              4%
      3              5%             3              3%
      4              4%             4              2%
      5              3%             5              1%
      6              2%       After year 5         0%

After year 6  0%  Not to exceed 1% times the
                  number of years remaining in
                  the fixed maturity option,
                  rounded to the higher number
                  of years. In other words, if
                  4.3 years remain, it would be a
                  5% charge.
-----------------------------------------------------

(1)Measured from the contract date anniversary prior to the date of the contribution or transfer.

In the following example we compare the withdrawal charge that would apply to a withdrawal from a series 400 contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

..   If you were to withdraw the total amount of the contribution within the first six years after it was made the series 400 withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

..   The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

..   The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

..   If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

..   As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.

For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to or transfer amounts to or from, the fixed maturity options.

PLAN OPERATING EXPENSE CHARGE (APPLICABLE TO TSA CONTRACTS ONLY)

Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer's designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms of your Employer's plan. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

FOR ALL CONTRACT SERIES

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

                             CHARGES AND EXPENSES

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

VARIATIONS IN CHARGES

For certain groups offered the EQUI-VEST(R) contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the contract, including a change in the minimum death benefit or the minimum initial contribution requirements; permitting additional circumstances under which the withdrawal charge is waived; and/or establishing different rates to maturity for the fixed maturity options.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if AXA Equitable will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Generally, the owner must be the beneficiary under tax exempt employer EDC plan contracts and the trustee must be the beneficiary under most Trusteed contracts. Such owner may substitute as the beneficiary under the contract the beneficiary under the employer's plan after your death.

DEATH BENEFIT

Your contract provides a death benefit. The death benefit is equal to the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) and less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment and (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that apply, less any outstanding loan balance plus accrued interest.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment), less any outstanding loan balance plus accrued interest, as of the date that your spouse's contract is issued, and (ii) the "minimum death benefit" as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Depending upon the contract series, the contract date, and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). Check with your financial professional.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are the owner and annuitant and your spouse is the sole primary beneficiary the contract can be continued as follows:

SUCCESSOR OWNER AND ANNUITANT FOR SEP, SARSEP AND SIMPLE IRAS (MAY NOT BE AVAILABLE IN ALL STATES). If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, for series 300 and 400 withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 and 200 contracts, withdrawal charges will no longer apply and additional contributions may no longer be made.

The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that if you are both the contract owner and the annuitant, you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary. In some cases a beneficiary may be able to do a nonspousal direct rollover to a new inherited IRA of a death benefit from a qualified plan, 403(b) plan or governmental employer 457(b) plan.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for

                           PAYMENT OF DEATH BENEFIT
all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

BENEFICIARY CONTINUATION OPTION (FOR TSAS, SEPS, SARSEP AND SIMPLE IRAS ONLY) -- MAY NOT BE AVAILABLE IN ALL STATES

Upon your death under a TSA, SEP, SARSEP or SIMPLE IRA contract, your beneficiary may generally elect to keep the contract with your name on it and receive distributions under the contract instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. If you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

..   Loans will no longer be available for TSA contracts.

..   Any death benefit provision (including the minimum death benefit provision)
    will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

The beneficiary continuation option may not be available in your state. Check with your financial professional or our processing office regarding availability in your state.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

--------------------------------------------------------------------------------

TAX INFORMATION AND ERISA MATTERS

OVERVIEW

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

FATCA


Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for
Section 403(b) plans: a 403(b) TSA annuity contract such as an EQUI-VEST/SM/ TSA or a 403(b)(7) custodial account. Similarly, an employer-sponsored individual retirement arrangement such as a SEP-IRA, SARSEP IRA or SIMPLE IRA can be purchased in annuity or custodial account form. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. Annuity contracts can also be purchased in connection with employer plans qualified under Section 401 of the Code ("qualified plans"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as EQUI-VEST(R)'s guaranteed minimum death benefit, selection of variable investment options, provision of a guaranteed interest option and fixed maturity options and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts and annuity contracts funding 401(a) qualified plans, 403(b) plans and 457(b) plans. For this purpose, additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you purchase or make additional contributions to this annuity contract.

SPECIAL RULES FOR TAX-FAVORED RETIREMENT PLANS

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

..   participation and coverage;

..   nondiscrimination;

..   vesting and funding;

..   limits on contributions, distributions, and benefits;

..   withholding;

..   reporting and disclosure; and

..   penalties.

                                TAX INFORMATION

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STATE INCOME TAX RULES COVERING CONTRIBUTIONS TO AND DISTRIBUTIONS FROM EMPLOYER-SPONSORED RETIREMENT PLANS MAY DIFFER FROM FEDERAL INCOME TAX RULES.
IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR
TO SATISFY FEDERAL INCOME TAX, STATE INCOME TAX AND OTHER STATE RULES AND ERISA RULES, IF APPLICABLE.
--------------------------------------------------------------------------------

ADDITIONAL "SAVER'S CREDIT" FOR SALARY REDUCTION CONTRIBUTIONS TO CERTAIN PLANS OR A TRADITIONAL IRA OR ROTH IRA


You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 401(k) plan, 403(b) plan, governmental employer 457(b) EDC plan, SIMPLE IRA, or SARSEP IRA, as well as contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax or your traditional IRA contribution is already fully or partially deductible. For details on this credit, please see the Internal Revenue Service Publication for your type of plan (for example, IRS Publication 571, TAX-SHELTERED ANNUITY PLANS (403(B) PLANS) FOR EMPLOYEES OF PUBLIC SCHOOLS AND CERTAIN TAX-EXEMPT ORGANIZATIONS).


QUALIFIED PLANS

GENERAL; CONTRIBUTIONS

Any type of employer -- corporation, partnership, self-employed individual, governmental entity, non-profit organization -- is eligible to establish a qualified retirement plan under Section 401(a) of the Internal Revenue Code for participating employees. Because there are numerous technical federal income tax and Department of Labor "DOL" or "ERISA" rules covering establishment and operation of a qualified plan, we do not cover them in this prospectus. We also do not cover specific state law or other rules which may govern plans. Employers should consult their tax advisers for information. It is the employer's responsibility to figure out whether it is eligible to establish a plan, what kinds of plan it may establish, and whether an annuity contract may be used as a funding vehicle.

There are limits on employer and employee contributions to qualified plans. Violation of contribution limits can result in plan disqualification and penalties. The annual limits on contributions do not apply to rollover contributions or trustee-to-trustee transfer contributions which may be permitted under the plan.


The annual limit on contributions on behalf of an employee to all of the defined contribution plans of an employer for 2016 is the lesser of $53,000 (after adjustment for cost-of-living changes) or 100% of compensation or earned income. This amount may be further adjusted for cost-of-living changes in future years. When figuring out the contribution limit you have to:


..   include reallocated forfeitures and voluntary nondeductible employee contributions;

..   include compensation from the employer in the form of elective deferrals and excludible contributions under Section 457(b) EDC plans and "cafeteria" plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and


..   disregard compensation or earned income of more than a specified amount.
    This amount is $265,000 for 2016. This amount may be further adjusted for cost-of-living changes in future years.

"Salary reduction" or "elective deferral" contributions made under a 401(k) plan or other cash or deferred arrangement are limited to $18,000 for 2016 and may be further adjusted for cost-of-living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under 403(b) plans. If the plan permits, an individual who is at least age 50 at any time during 2016 can make up to $6,000 additional salary reduction contributions for 2016.


Except for governmental employer plans that do not elect to be subject to ERISA, qualified plans must not discriminate in favor of highly compensated employees. Special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to defined highly compensated employees known as "key employees." Plan administrators must test compliance with both nondiscrimination and top heavy rules. 401(k) plans can adopt a "SIMPLE 401(k)" feature which enables the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, and exclusive plan requirements, similar to those discussed in this section of the prospectus under "SIMPLE IRAs."

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

GENERAL

This section of the prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)".

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THE DISCLOSURE GENERALLY ASSUMES THAT THE TSA HAS 403(B) CONTRACT STATUS OR QUALIFIES AS A 403(B) CONTRACT. DUE TO INTERNAL REVENUE SERVICE AND TREASURY REGULATORY CHANGES IN 2007 WHICH BECAME FULLY EFFECTIVE ON JANUARY 1, 2009, CONTRACTS ISSUED PRIOR TO 2009 WHICH QUALIFIED AS 403(B) CONTRACTS UNDER THE RULES AT THE TIME OF ISSUE MAY LOSE THEIR STATUS AS 403(B) CONTRACTS OR HAVE
THE AVAILABILITY OF TRANSACTIONS UNDER THE CONTRACT RESTRICTED AS OF JANUARY 1, 2009 UNLESS THE INDIVIDUAL'S EMPLOYER OR THE INDIVIDUAL TAKES CERTAIN ACTIONS. PLEASE CONSULT YOUR TAX ADVISER REGARDING THE EFFECT OF THESE RULES (WHICH MAY VARY DEPENDING ON THE OWNER'S EMPLOYMENT STATUS, PLAN PARTICIPATION STATUS, AND WHEN AND HOW THE CONTRACT WAS ACQUIRED) ON YOUR PERSONAL SITUATION.
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FINAL REGULATIONS UNDER SECTION 403(B)


In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (2007 Regulations). As a result, there were significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. There are still a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a

                                TAX INFORMATION
number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

EMPLOYER PLAN REQUIREMENT. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

As part of this process, the sponsoring employer designates the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as "approved providers" or "approved vendors" under the employer's 403(b) plan, although such terms are not used in the 2007 Regulations. If AXA Equitable is not an approved provider under an employer's 403(b) plan, active participants in that employer's plan may have to transfer funds from their EQUI-VEST(R) TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to avoid significant limitations under the 403(b) plan for transactions on the contract.

GENERAL; SPECIAL EMPLOYER RULES

An employer eligible to maintain a 403(b) plan for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

Generally, there are two types of funding vehicles available to fund 403(b) plans: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

CONTRIBUTIONS TO TSAS

There are three ways you can make contributions to this EQUI-VEST(R) TSA contract:

..   annual contributions made through the employer's payroll; or

..   with employer or plan approval, a rollover from another eligible retirement plan; or

..   with employer or plan approval, a plan-to-plan direct transfer of assets or a contract exchange under the same 403(b) plan.

ANNUAL CONTRIBUTIONS MADE THROUGH THE EMPLOYER'S PAYROLL. Annual contributions to 403(b) TSA contracts made through the employer's payroll are limited. (Tax-free plan-to-plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction contributions" or "elective deferral contributions" and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective pre-tax employer contributions or contributions treated as after-tax employee contributions. If the employer's plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" under Section 402A of the Code which are made on an after-tax basis.

The permissible annual contributions to the participant's TSA is calculated the same way as contributions to a 401(k) plan:


..   The annual limit on employer and employee contributions to defined contribution plans for 2016 is the lesser of $53,000 (after adjustment for cost-of-living changes) or 100% of compensation,

..   The annual limit on all salary reduction or elective deferral contributions under all employer plans you participate in is generally limited to $18,000 for 2016 (after adjustment for cost-of-living changes).


These limits may be further adjusted for cost-of-living changes in future years.


Special provisions may allow certain participants with at least 15 years of service to make "catch-up" contributions to compensate for smaller contributions made in previous years. In addition, if the plan permits, an individual who is at least age 50 at any time during 2016 can make up to $6,000 additional salary reduction contributions for 2016.


If contributions to a 403(b) TSA contract exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail 403(b) rules.

ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

..   termination of employment with the employer who provided the funds for the plan; or

..   reaching age 59 1/2 even if still employed; or

..   disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty

                                TAX INFORMATION
for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM CERTAIN ELIGIBLE RETIREMENT PLANS.

NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) EDC plan) may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. Non-Roth after-tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a qualified plan or TSA. See "IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers" under "Distributions from Qualified Plans and TSAs".

DESIGNATED ROTH CONTRIBUTIONS. If the after-tax contributions are in a "designated Roth account" under a 403(b) plan, a 401(k) plan or a governmental employer EDC plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another "designated Roth account" under another such plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) plan (or a 401(k) plan or a governmental employer EDC plan).


LIMITATIONS ON INDIVIDUAL-INITIATED DIRECT TRANSFERS. The 2007 Regulations revoked Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.


DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan". 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as described above.

TSA contracts issued by AXA Equitable pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE
70 1/2. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age
70 1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS

GENERAL

Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions

                                TAX INFORMATION
under a 403(b) annuity contract. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan. Similar rules apply to loan and withdrawal requests for qualified plans.

WITHDRAWAL RESTRICTIONS -- SALARY REDUCTION CONTRIBUTIONS

You generally are not able to withdraw or take payment from your TSA contract or 401(k) qualified plan unless you reach age 59 1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract or qualified plan, or suffer financial hardship (special federal income tax definition.) Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings and must be approved by the employer or the plan. Under the 2007 regulations, an employee is not treated as severing employment if the first employer and the subsequent employer are treated as the same employer (for example, an employee transfers from one public school to another public school of the same state employer).

These restrictions do not apply to your account balance attributable to salary reduction contributions to the TSA contract and earnings on December 31, 1988 or to your account balance attributable to employer contributions. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988 account balance if you had qualifying amounts directly transferred to your EQUI-VEST(R) TSA contract from another TSA in a contract exchange under the same plan or a direct transfer from another 403(b) plan. If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions.

Withdrawals from designated Roth accounts in a qualified plan or TSA contract are subject to these withdrawal restrictions.

WITHDRAWAL RESTRICTIONS ON OTHER TYPES OF CONTRIBUTIONS. The plan may also impose withdrawal restrictions on employer contributions and related earnings. Amounts attributable to employer contributions are subject to withdrawal restrictions under the 2007 Regulations. These rules apply only to 403(b) plan contracts issued January 1, 2009 and later. These restrictions vary by individual plan and must be reported to us by the plan, the employer or the employer's designee, as applicable.

EXCEPTIONS TO WITHDRAWAL RESTRICTIONS. If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.


A tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable, and withdrawals would not be permitted from the designated Roth account under the plan. Additional separate accounting will be required to implement this provision. See " 'In-plan' Roth conversions" below.


Distributions may also be made on termination of the plan.

TAX TREATMENT OF DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS. Amounts held under qualified plans and TSAs are generally not subject to federal income tax until benefits are distributed.

Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions unless an exception applies. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer qualified plans, 403(b) plans and 457(b) plans.) Amounts distributed from qualified plans and TSAs are includable in gross income as ordinary income, not capital gain. (Under limited circumstances specified in federal income tax rules, qualified plan participants, not TSA participants, are eligible for capital gains or income averaging treatment on distributions.) Distributions from qualified plans and TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, qualified plan and TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your qualified plan or TSA contract, which will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA or qualified plan contract, we assume that all amounts distributed from your TSA or qualified plan contract are pre-tax, and we withhold tax and report accordingly.

DESIGNATED ROTH CONTRIBUTION ACCOUNT. Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a qualified plan or TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 401(k) or 403(b) plan. For the special tax treatment applied to direct conversion rollovers, including "in-plan" Roth conversions, see "Tax-deferred rollovers and direct transfers" and "In-plan Roth conversions" below.

IRS GUIDANCE ON ALLOCATION BETWEEN PRE-TAX AND AFTER-TAX AMOUNTS ON DISTRIBUTIONS; THE EFFECT OF DIRECT ROLLOVERS.

The following applies where there are after-tax amounts and pre-tax amounts under the plan, and a distribution is made from the plan

                                TAX INFORMATION
before annuity payments start. The IRS has issued ordering rules and related guidance on allocation between pre-tax and after-tax amounts.

..   All disbursements from the plan that are "scheduled to be made at the same time" are treated as a single distribution even if the recipient has directed that the disbursement be divided among multiple destinations. Multiple destinations include payment to the recipient and direct rollovers to one or more eligible retirement plans. (Separate information reports on Form 1099-R are generally required if a disbursement is divided among multiple destinations, however.)

..   If the pre-tax amount for the aggregated distribution is directly rolled over to one or more eligible retirement plans, the entire pre-tax amount is assigned to the amount of the distribution that is directly rolled over (and is not currently taxable).

..   If the recipient wants to divide the direct rollover among two or more eligible retirement plans, before the distribution is made, the recipient can choose how the pre-tax amount is to be allocated among the plans. We expect to have forms for this choice.

..   If the pre-tax amount for the aggregated distribution is more than the amount directly rolled over, the pre-tax amount is assigned to the portion of the distribution that is directly rolled over, up to the amount of the direct rollover (so that each direct rollover consists entirely of pre-tax amounts).

..   The guidance indicates that any remaining pre-tax amount is next assigned to any 60-day rollovers up to the amount of the 60-day rollovers. (Please note that the recipient is responsible for the tax treatment of 60-day rollovers and that our information report on Form 1099-R will reflect distribution to the recipient and any required 20% withholding.)

..   The guidance indicates that any remaining pre-tax amount after assignment of the pre-tax amount to direct rollovers and 60-day rollovers is includible in gross income.

..   Finally, if the amount rolled over to an eligible retirement plan exceeds the portion of the pre-tax amount assigned or allocated to the plan, the excess is an after-tax amount.

For example, if a plan participant takes a distribution of $100,000 from a plan, $80,000 of which is pre-tax and $20,000 of which is attributable to non-Roth after-tax contributions, the participant could choose to allocate the distribution so that the entire pre-tax amount of $80,000 could be directly rolled over to a traditional IRA and the $20,000 non-Roth after-tax contributions could be rolled over to a Roth IRA.

ANNUITY PAYMENTS. If you elect an annuity payout option, the non-taxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a qualified plan or TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a qualified plan or TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to roll over a death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

LOANS. The following discussion applies to loans under qualified plans, TSA contracts, and governmental employer 457(b) EDC plans. See "Public and tax-exempt organization employee deferred compensation plans (EDC Plans)" later in this prospectus.

If the plan permits, loans are available from a qualified plan 403(b) TSA, or governmental employer 457(b) EDC contract. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. Please see Appendix III later in this prospectus for any state rules that may affect loans.

EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS. As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

..   The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer 457(b) EDC plans and 403(b) plans are included in "all qualified plans of the employer" for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even

                                TAX INFORMATION
   after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

..   In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST/SM/ contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

..   All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS. If withdrawal restrictions discussed earlier do not apply, you may roll over any "eligible rollover distribution" from a qualified plan or TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.

You may roll over a distribution of pre-tax funds from a qualified plan to any of the following: another qualified plan, a governmental employer 457(b) plan, a traditional IRA or a 403(b) plan. You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.


After 2015, eligible rollover distributions from qualified plans, 403(b) plans and governmental employer Section 457(b) plans may be rolled over to a SIMPLE IRA. See "SIMPLE IRAs (Savings Incentive Match Plan)", below. We anticipate that regulatory guidance will be necessary before we implement rollovers into SIMPLE IRAs.


Distributions from a qualified plan or 403(b) plan can be rolled over to a Roth IRA. Conversion rollover transactions from pre-tax or non-Roth after-tax accounts are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The recipient plan must agree to take the distribution. If you are rolling over from a qualified plan or 403(b) plan to a governmental employer 457(b) EDC plan, the recipient governmental employer 457(b) EDC plan must agree to separately account for the rolled-over funds.

The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.

"IN-PLAN" ROTH CONVERSIONS. If permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a pre-tax account or a non-Roth after-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an "in-plan" direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth after-tax amount so converted.

As indicated above under "Exceptions to withdrawal restrictions," a recent tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable and withdrawals would not be permitted from the designated Roth account under the plan. Additional separate accounting will be required to implement this provision.

NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a qualified plan or TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any non-Roth after-tax contributions you have made to a qualified plan or TSA to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. Non-Roth after-tax contributions from a qualified plan or TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may not be rolled into a governmental employer EDC plan. As described above under "In-plan Roth conversions", if the plan permits, you may also roll over non-Roth after-tax contributions to a designated Roth account under the plan.

ROTH AFTER-TAX CONTRIBUTIONS. Amounts attributable to "designated Roth contributions" under a 403(b) plan may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another
    403(b) plan; (ii) a 401(k) plan; or (iii) a governmental employer EDC plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 401(k) plan or a governmental employer EDC plan.

See "IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers" above.

Before you decide to roll over a distribution to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer 457(b) EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer 457(b) EDC plan (qualified plan, 403(b) or traditional IRA) into a governmental employer 457(b) EDC plan, and you later take a distribution from the recipient government employer 457(b) EDC plan, those amounts generally remain subject to the penalty.

                                TAX INFORMATION

You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan,
(2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

If there is a mandatory distribution provision in your employer's plan for certain small amounts and you do not designate an eligible retirement plan to receive such a mandatory distribution, Treasury Regulations require a traditional IRA to be established on your behalf.

DISTRIBUTION REQUIREMENTS

Qualified plans and TSAs are subject to required minimum distribution rules. See "Required minimum distributions" later in this prospectus.

SPOUSAL CONSENT RULES

If ERISA rules apply to your qualified plan or TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request one of these transactions under the contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer's plan and the contract.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a qualified plan or TSA before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

..   in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

SIMPLIFIED EMPLOYEE PENSIONS (SEPS)


An employer can establish a SEP plan for its employees and can make contributions to a contract for each eligible employee. A SEP-IRA contract is a form of traditional IRA contract, owned by the employee-annuitant and most of the rules which apply to traditional IRAs apply. See "Traditional Individual Retirement Annuities (traditional IRAs)" later in this prospectus. A major difference is the amount of permissible contributions. Rules similar to those discussed above under "Qualified plans -- General; contributions" apply. In 2016 an employer can annually contribute an amount for an employee up to the lesser of $53,000 or 25% of compensation. This amount may be further adjusted for cost-of-living change in future years. In figuring out compensation you exclude the employer's contribution to the SEP. Under our current practice, regular traditional IRA contributions by the employee may not be made under a SEP-IRA contract and are put into a separate traditional IRA contract.


Salary reduction SEP (SARSEP) plans may no longer be established for years beginning after December 31, 1996. However, employers who had established SARSEP plans prior to 1997 can continue to make contributions on behalf of participating employees. Please consult your tax adviser.

SIMPLE IRAS (SAVINGS INCENTIVE MATCH PLAN)

An eligible employer may establish a "SIMPLE IRA" plan to make contributions to special individual retirement accounts or individual retirement annuities for its employees ("SIMPLE IRAs"). The IRS has issued various forms which may be used by employers to set up a SIMPLE IRA plan. Currently, we are accepting only those SIMPLE IRA plans using IRS Form 5304-SIMPLE. Use of Form 5304-SIMPLE requires that the employer permit the employee to select a SIMPLE IRA provider.

The employer cannot maintain any other qualified plan, SEP plan or TSA arrangement if it makes contributions under a SIMPLE IRA plan. (Eligible tax-exempt entity employers may maintain EDC plans.)

Any type of employer -- corporation, partnership, self-employed person, government or tax-exempt entity -- is eligible to establish a SIMPLE IRA plan if it meets the requirements about number of employees and compensation of those employees.

It is the responsibility of the employer to determine whether it is eligible to establish a SIMPLE IRA plan and whether such plan is appropriate.

The employer must have no more than 100 employees who earned at least $5,000 in compensation from the employer in the prior calendar year.

An employer establishing a SIMPLE IRA plan should consult its tax adviser concerning the various technical rules applicable to establishing and maintaining SIMPLE IRA plans. For example, the definition of employee's "compensation" may vary depending on whether it is used in the context of employer eligibility, employee participation and employee or employer contributions.

                                TAX INFORMATION

Participation must be open to all employees who received at least $5,000 in compensation from the employer in any two preceding years (they do not have to be consecutive years) and who are reasonably expected to receive at least $5,000 in compensation during the year. (Certain collective bargaining unit and alien employees may be excluded.)


The only kinds of contributions which may be made to a SIMPLE IRA are (i) contributions under a salary reduction agreement entered into between the employer and the participating employee and (ii) required employer contributions (employer matching contributions or employer nonelective contributions). Salary reduction contributions can be any percentage of compensation (or a specific dollar amount, if the employer's plan permits) but are limited to $12,500 in 2016. This limit may be further adjusted for cost-of-living changes in future years.

If the plan permits, an individual at least age 50 at any time during 2016 can make up to $3,000 additional salary reduction contributions for 2016.

Generally, the employer is required to make matching contributions on behalf of each eligible employee in an amount equal to the salary reduction contributions, up to 3% of the employee's compensation. In certain circumstances, an employer may elect to make required employer contributions on an alternate basis. Employer matching contributions to a SIMPLE IRA for self-employed individuals are treated the same as matching contributions for employees. (They are not subject to the elective deferral limits.)

Direct transfer contributions from other SIMPLE IRAs, but not traditional IRAs or Roth IRAs, may also be made.

Rollover contributions from other SIMPLE IRAs may also be made. After 2015, rollover contributions from qualified plans, 403(b) plans, governmental employer Section 457(b) plans and traditional IRAs which are not SIMPLE IRAs may be rolled over to a SIMPLE IRA under certain circumstances. We anticipate that regulatory guidance will be necessary before we implement such rollovers into SIMPLE IRAs.


TAX TREATMENT OF SIMPLE IRAS

Unless specifically otherwise mentioned, for example, regarding differences in permissible contributions and potential penalty tax on distributions, the rules which apply to traditional IRAs also apply to SIMPLE IRAs. See "Traditional Individual Retirement Annuities (traditional IRAs)" later in this prospectus.

Amounts contributed to SIMPLE IRAs are not currently taxable to employees. Only the employer can deduct SIMPLE IRA contributions, not the employee. An employee eligible to participate in a SIMPLE IRA is treated as an active participant in an employer plan and thus may not be able to deduct (fully) regular contributions to his/her own traditional IRA.

As with traditional IRAs in general, contributions and earnings accumulate tax deferred until withdrawn and are then fully taxable. There are no withdrawal restrictions applicable to SIMPLE IRAs. However, because of the level of employer involvement, SIMPLE IRA plans are subject to ERISA. See the rules under "ERISA Matters" below.

Amounts withdrawn from a SIMPLE IRA can always be rolled over to another SIMPLE IRA. No rollovers from a SIMPLE IRA to a non-SIMPLE IRA are permitted for individuals under age 59 1/2 who have not participated in the employer's SIMPLE IRA plan for two full years. Also, for such individuals, any amounts withdrawn from a SIMPLE IRA are not only fully taxable but are also subject to a 25% (not 10%) additional federal income tax penalty. (The exceptions for death, disability, etc. apply.)

PUBLIC AND TAX-EXEMPT ORGANIZATION EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS)


SPECIAL EMPLOYER AND OWNERSHIP RULES. Employers eligible to maintain EDC plans under Section 457(b) of the Code are governmental entities such as states, municipalities and state agencies (governmental employers) or tax-exempt entities (tax-exempt employers). Participation in an EDC plan of a tax-exempt employer is limited to a select group of management or highly compensated employees because of ERISA rules that do not apply to governmental employer plans.


The rules that apply to tax-exempt employer EDC plans and governmental employer EDC plans may differ.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The participants in a tax-exempt employer EDC plan may have to include in income the employer contributions and any earnings when they are entitled to receive funds from the EDC plan. The EDC plan funds are subject to the claims of the employer's general creditors in an EDC plan maintained by a tax-exempt employer. In an EDC plan maintained by a governmental employer, the plan's assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.


CONTRIBUTION LIMITS. For both governmental and tax-exempt employer EDC plans, the maximum contribution for 2016 is the lesser of $18,000 or 100% of includible compensation. This limit may be further adjusted for cost-of-living changes in future years.

Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $36,000 for 2016.

For governmental employer EDC plans only, if the plan permits, an individual at least age 50 at any time during 2016 may be able to make up to $6,000 additional salary reduction contributions. An individual must coordinate this "age 50" catch-up with the other "last 3 years of service" catch up.


For governmental employer EDC plans only, the plan may permit some or all of elective deferral contributions to be made as "designated Roth contributions" under Section 402A of the Code which are made on an after-tax basis. Unless otherwise indicated, the tax treatment of designated Roth contributions is described under "Tax-sheltered annuity contracts (TSAs)" previously in this Section.

                                TAX INFORMATION

GOVERNMENTAL EMPLOYER EDC PLANS -- ROLLOVER CONTRIBUTIONS. Eligible rollover distributions of pre-tax funds from 403(b) plans, 401(a) qualified plans, other governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

A governmental employer EDC plan which permits designated Roth elective deferral contributions to be made may also permit rollover contributions from another "designated Roth account" under another governmental employer EDC plan (or a 403(b) plan, or a 401(k) plan) to such a designated Roth account. Roth IRA funds may not be rolled over to such a designated Roth account.

Before you decide to roll over a distribution to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

WITHDRAWAL LIMITS. In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70 1/2, severs from employment with the employer or is faced with an unforeseeable emergency. Under Treasury Regulations, amounts may also be distributed on plan termination. Small amounts (up to $5000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out distribution is an eligible rollover distribution (governmental employer 457(b) plans only). Treasury Regulations require a direct roll-over to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution. For funds rolled over from another eligible retirement plan, because the funds are separately accounted for, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

See the discussion under "Distributions from Qualified Plans and TSAs" previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 401(k) or 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

DISTRIBUTION REQUIREMENTS. Both types of EDC plans are subject to minimum distribution rules similar to those that apply to qualified plans. See "Required minimum distributions" later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 70 1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.

TAX TREATMENT OF DISTRIBUTIONS -- TAX-EXEMPT EMPLOYER EDC PLANS. Amounts are taxable under a tax-exempt employer EDC plan when they are made available to a participant or beneficiary even if not actually received. Distributions to a tax-exempt employer EDC plan participant are characterized as "wages" for income tax reporting and withholding purposes. No election out of withholding is possible. See "Federal and state income tax withholding and information reporting" later in this prospectus. Withholding on wages is the employer's responsibility. Distributions from an EDC plan are not subject to FICA tax, if FICA tax was withheld by the employer when wages were deferred.

Distributions from a tax-exempt employer EDC plan may not be rolled over to any other eligible retirement plan.

TAX TREATMENT OF DISTRIBUTIONS -- GOVERNMENTAL EMPLOYER EDC PLANS. The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from qualified plans and TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See "Federal and State income tax withholding and information reporting" later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions.


If the governmental employer EDC plan permits designated Roth contributions,
Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income.

TAX-DEFERRED ROLLOVERS -- GOVERNMENTAL EMPLOYER EDC PLANS. A participant in a governmental employer EDC plan or in certain cases, a beneficiary, may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or 403(b) plan, as well as to another governmental employer EDC plan. See the discussion above under the "Distribution from Qualified Plans and TSAs -- Tax-deferred rollovers and direct transfers" for rollovers from governmental employer EDC plans to SIMPLE IRAs. The recipient plan must agree to take the distribution.


If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, 403(b), or

                                TAX INFORMATION
traditional IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from governmental employer 457(b) plans can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

If the governmental employer EDC plan permits designated Roth contributions, amounts attributable to designated Roth contributions may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another governmental employer EDC plan; (ii) a 403(b) plan; or (iii) a 401(k) plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 403(b) plan or a 401(k) plan.

If the governmental employer EDC plan permits designated Roth contributions and also if permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a non-Roth account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but typically produces taxable income. See the discussion under "Distributions from Qualified Plans and TSAs" previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 401(k) or 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

LOANS FROM GOVERNMENTAL EMPLOYER EDC PLANS. Same as for qualified plans and TSAs. (See "Loans" under "Distributions from qualified plans and TSAs" earlier in this prospectus.)

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

This part of the prospectus contains the information that the IRS requires you to have before you purchase an IRA and covers some of the special tax rules that apply to IRAs.

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   traditional IRAs, typically funded on a pre-tax basis, including SEP IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

..   Roth IRAs, funded on an after-tax basis. Roth IRAs are not available under this prospectus and are not discussed here.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, including IRAs funded by or through your employer, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)") These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code.

We have received an opinion letter from the IRS approving the form of the EQUI-VEST(R) SIMPLE IRA contract for use as a SIMPLE IRA. We have not applied for a formal opinion letter for certain EQUI-VEST(R) SEP and SARSEP contracts which had been previously approved by the IRS as to form for use as a traditional IRA. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the EQUI-VEST(R) SEP, SARSEP and SIMPLE IRA contracts.

CANCELLATION

You can cancel an EQUI-VEST(R) IRA contract by following the directions under "Your right to cancel within a certain number of days" earlier in this prospectus. If you cancel a contract, we may have to withhold tax and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

CONTRIBUTIONS


As SEP-IRA, SARSEP IRA and SIMPLE IRA contracts are employer-funded traditional IRAs, the employee does not make regular contributions to the contract other than through the employer. However, an employee can make rollover or transfer contributions to SEP-IRA, SARSEP IRA and in specified circumstances, to SIMPLE IRA contracts. We reserve the right to approve the circumstances under which we will take rollover contributions to EQUI-VEST(R) SEP-IRA, SARSEP IRA and SIMPLE IRA contracts.


RECHARACTERIZATION

Employer-funded amounts that have been contributed as traditional IRA funds may, in some circumstances, subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have employer-funded amounts that are

                                TAX INFORMATION
subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

   You actually receive a distribution that can be rolled over with special rules and restrictions and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

   You tell the trustee or custodian of the eligible retirement plan to send the eligible rollover distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a 403(b) plan, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:

..   a "required minimum distribution" after age 70 1/2 or retirement; or

..   one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

..   a hardship withdrawal; or

..   a corrective distribution which fits specified technical tax rules; or

..   a loan that is treated as a distribution; or

..   a death benefit payment to a beneficiary who is not your surviving spouse;
    or

..   a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer EDC plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are examples of excess contributions to IRAs:

..   regular contributions to a traditional IRA made after you reach age 70 1/2;
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution. See IRS Publications 590-A and 590-B for further details.

                                TAX INFORMATION

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS

You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS

Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable. The conversion of amounts from a SEP-IRA, SARSEP IRA or SIMPLE IRA (after two plan participant years) to a Roth IRA is taxable. Generally, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

In addition, a distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan. (See "Rollovers from eligible retirement plans other than traditional IRAs" above.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available to certain distributions from qualified plans under very limited circumstances.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY


Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.


REQUIRED MINIMUM DISTRIBUTIONS

Traditional IRAs are subject to required minimum distribution rules described in "Required minimum distributions" later in this prospectus.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   to pay certain first-time home buyer expenses (special federal income tax definition); or

..   to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ILLUSTRATION OF GUARANTEED INTEREST RATES

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 1.00% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option. (The rate may be higher in your state.) In Table I we assume a $1,000 contribution made annually on the contract date and on each anniversary after that. We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The guaranteed interest rate, which can range from 1.00% to 4.00%, is in the contract.

                                TAX INFORMATION

The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70 should be ignored.

                                TAX INFORMATION

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

Table I guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

                                    TABLE I
                        ACCOUNT VALUES AND CASH VALUES
 (ASSUMING $1,000 CONTRIBUTIONS MADE ANNUALLY AT THE BEGINNING OF THE CONTRACT
                                     YEAR)

------------------------------------------------------------------

          1.00% MINIMUM GUARANTEE          1.00% MINIMUM GUARANTEE
          -----------------------          -----------------------

CONTRACT   ACCOUNT      CASH      CONTRACT  ACCOUNT      CASH
YEAR END    VALUE       VALUE     YEAR END   VALUE       VALUE
------------------------------------------------------------------
  1       $   989.80  $   936.35     26    $29,196.26  $28,836.26
------------------------------------------------------------------
  2       $ 1,979.70  $ 1,872.79     27    $30,498.22  $30,138.22
------------------------------------------------------------------
  3       $ 2,979.49  $ 2,818.60     28    $31,813.20  $31,453.20
------------------------------------------------------------------
  4       $ 3,989.29  $ 3,773.87     29    $33,141.33  $32,781.33
------------------------------------------------------------------
  5       $ 5,009.18  $ 4,738.69     30    $34,482.75  $34,122.75
------------------------------------------------------------------
  6       $ 6,039.27  $ 5,713.15     31    $35,837.57  $35,477.57
------------------------------------------------------------------
  7       $ 7,079.67  $ 6,719.67     32    $37,205.95  $36,845.95
------------------------------------------------------------------
  8       $ 8,130.46  $ 7,770.46     33    $38,588.01  $38,228.01
------------------------------------------------------------------
  9       $ 9,191.77  $ 8,831.77     34    $39,983.89  $39,623.89
------------------------------------------------------------------
  10      $10,263.69  $ 9,903.69     35    $41,393.73  $41,033.73
------------------------------------------------------------------
  11      $11,346.32  $10,986.32     36    $42,817.67  $42,457.67
------------------------------------------------------------------
  12      $12,439.79  $12,079.79     37    $44,255.84  $43,895.84
------------------------------------------------------------------
  13      $13,544.18  $13,184.18     38    $45,708.40  $45,348.40
------------------------------------------------------------------
  14      $14,659.63  $14,299.63     39    $47,175.49  $46,815.49
------------------------------------------------------------------
  15      $15,786.22  $15,426.22     40    $48,657.24  $48,297.24
------------------------------------------------------------------
  16      $16,924.08  $16,564.08     41    $50,153.81  $49,793.81
------------------------------------------------------------------
  17      $18,073.33  $17,713.33     42    $51,665.35  $51,305.35
------------------------------------------------------------------
  18      $19,234.06  $18,874.06     43    $53,192.00  $52,832.00
------------------------------------------------------------------
  19      $20,436.40  $20,076.40     44    $54,733.92  $54,373.92
------------------------------------------------------------------
  20      $21,650.76  $21,290.76     45    $56,291.26  $55,931.26
------------------------------------------------------------------
  21      $22,877.27  $22,517.27     46    $57,864.18  $57,504.18
------------------------------------------------------------------
  22      $24,116.04  $23,756.04     47    $59,452.82  $59,092.82
------------------------------------------------------------------
  23      $25,367.20  $25,007.20     48    $61,057.35  $60,697.35
------------------------------------------------------------------
  24      $26,630.88  $26,270.88     49    $62,677.92  $62,317.92
------------------------------------------------------------------
  25      $27,907.18  $27,547.18     50    $64,314.70  $63,954.70
------------------------------------------------------------------

                                TAX INFORMATION

Table II guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

                                   TABLE II
                        ACCOUNT VALUES AND CASH VALUES
    (ASSUMING A SINGLE CONTRIBUTION OF $1,000 AND NO FURTHER CONTRIBUTION)

------------------------------------------------------------------

          1.00% MINIMUM GUARANTEE          1.00% MINIMUM GUARANTEE
          -----------------------          -----------------------

CONTRACT  ACCOUNT      CASH       CONTRACT ACCOUNT      CASH
YEAR END   VALUE       VALUE      YEAR END  VALUE       VALUE
------------------------------------------------------------------
  1       $989.80     $936.35        26    $434.76     $434.76
------------------------------------------------------------------
  2       $979.70     $926.80        27    $409.11     $409.11
------------------------------------------------------------------
  3       $959.50     $907.69        28    $383.20     $383.20
------------------------------------------------------------------
  4       $939.10     $888.38        29    $357.03     $357.03
------------------------------------------------------------------
  5       $918.49     $868.89        30    $330.60     $330.60
------------------------------------------------------------------
  6       $897.67     $849.20        31    $303.91     $303.91
------------------------------------------------------------------
  7       $876.65     $876.65        32    $276.95     $276.95
------------------------------------------------------------------
  8       $855.42     $855.42        33    $249.72     $249.72
------------------------------------------------------------------
  9       $833.97     $833.97        34    $222.21     $222.21
------------------------------------------------------------------
  10      $812.31     $812.31        35    $194.44     $194.44
------------------------------------------------------------------
  11      $790.43     $790.43        36    $166.38     $166.38
------------------------------------------------------------------
  12      $768.34     $768.34        37    $138.04     $138.04
------------------------------------------------------------------
  13      $746.02     $746.02        38    $109.42     $109.42
------------------------------------------------------------------
  14      $723.48     $723.48        39    $ 80.52     $ 80.52
------------------------------------------------------------------
  15      $700.71     $700.71        40    $ 51.32     $ 51.32
------------------------------------------------------------------
  16      $677.72     $677.72        41    $ 21.84     $ 21.84
------------------------------------------------------------------
  17      $654.50     $654.50        42    $  0.00     $  0.00
------------------------------------------------------------------
  18      $631.04     $631.04        43    $  0.00     $  0.00
------------------------------------------------------------------
  19      $607.35     $607.35        44    $  0.00     $  0.00
------------------------------------------------------------------
  20      $583.43     $583.43        45    $  0.00     $  0.00
------------------------------------------------------------------
  21      $559.26     $559.26        46    $  0.00     $  0.00
------------------------------------------------------------------
  22      $534.85     $534.85        47    $  0.00     $  0.00
------------------------------------------------------------------
  23      $510.20     $510.20        48    $  0.00     $  0.00
------------------------------------------------------------------
  24      $485.31     $485.31        49    $  0.00     $  0.00
------------------------------------------------------------------
  25      $460.16     $460.16        50    $  0.00     $  0.00
------------------------------------------------------------------

                                TAX INFORMATION

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS

If you are a participant in a qualified retirement plan, a 457(b) plan (both employer types), or own a 403(b) TSA annuity contract or traditional IRA, including SEP, SARSEP or SIMPLE IRA, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and contracts by a specified date. The beginning date depends on the type of plan or contract, and your age and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts and annuity contracts funding tax qualified retirement plans, including 401(a) qualified plans, 403(b) plans, and 457(b) plans. For this purpose, additional annuity contract benefits may include enhanced death benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS -- WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION

You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

Generally, qualified plan, 403(b) plan and 457(b) plan participants must also take the first required minimum distribution for the calendar year in which the participant turns age 70 1/2. However, qualified plan, 403(b) plan and 457(b) plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 70 1/2, as follows:

..   For qualified plan, 403(b) plan and 457(b) plan participants who have not retired from service with the employer who provided the funds for this qualified plan, 403(b) TSA, or EDC contract by the calendar year the participant turns age 70 1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement. Note that this rule does not apply to qualified plan participants who are 5% owners.

..   403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 403(b) TSA account balance, even if retired at age 70 1/2.

The first required minimum distribution is for the calendar year in which you turn age 70 1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70 1/2 or retire or to delay taking it until the first three-month period in the next calendar year (January 1 -- April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS

There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an "account-based" method, you divide the value of your qualified plan, 403(b) TSA account, 457(b) plan account, or traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS?

No, if you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE?

We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our automatic minimum distribution withdrawal option. If you do not elect one of these options and you have any kind of traditional IRA (SEP, SARSEP or SIMPLE IRA), we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs (or 403(b) TSA contracts as applicable), the IRS will let you calculate the required minimum distribution for each traditional IRA or 403(b) TSA contract that you maintain, using the method that

                                TAX INFORMATION
you picked for that particular IRA or TSA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA (or TSA) required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs (or TSAs) that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR?

The required minimum distribution amount for each of your plans and arrangements is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice-versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR?

Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If this is an IRA or TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA or TSA that you own. Note that in the case of a qualified plan or EDC the distribution must be taken annually from the qualified plan or EDC contract.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary, depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's or the participant's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2. Rollovers to another eligible retirement plan, including a traditional IRA, may be available to a surviving spouse death beneficiary.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary."PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

ERISA MATTERS

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Qualified plans under Section 401 of the Internal Revenue Code are generally subject to ERISA. Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

..   For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not AXA Equitable, to properly administer any loan made to plan participants.

..   With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST(R) processing and all other terms and conditions of the loan.

..   Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

..   Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in

                                TAX INFORMATION
   the business of lending money for loans that would be made under similar circumstances.

..   Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

..   Plans subject to ERISA provide that the participant's spouse must consent in writing to the loan.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST(R) Trusteed, HR-10 Annuitant-Owned, SIMPLE IRA and TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its financial professionals shall not be responsible if a plan fails to meet the requirements of Section 404(c).

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. Distributions from employer-sponsored retirement plans are also subject to income tax withholding. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note that we might have to withhold and/or report on amounts we pay under a free look or cancellation.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS) WHICH ARE NOT ELIGIBLE ROLLOVER DISTRIBUTIONS

For a non-periodic distribution (total surrender or partial withdrawal) which is not an eligible rollover distribution, we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an "eligible rollover distribution."

MANDATORY WITHHOLDING FROM ELIGIBLE ROLLOVER DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans, governmental employer 457(b) EDC plans, and TSAs are subject to mandatory 20% withholding. See "Distributions from Qualified Plans and TSAs" and "Tax Treatment of Distributions - Governmental employer EDC plans" earlier in this prospectus. The plan administrator is responsible for withholding from qualified plan and governmental employer EDC plan distributions.

All distributions from a TSA, governmental employer EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

..   any distributions which are "required minimum distributions" after age
    70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for the life
    (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

                                TAX INFORMATION

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions which fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

..   a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse, may be a distribution subject to mandatory 20% withholding.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a"unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A; and

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of the Separate Account, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or Online Account Access or from your financial professional.


The rates to maturity for new allocations and the related price per $100 of maturity value are as shown below:



-------------------------------------------------------
 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS  PRICE PER $100 OF
 MATURITY YEAR   OF FEBRUARY 16, 2016  MATURITY VALUE
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      2016            3.00%/(2)/      $99.03
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      2017            3.00%/(2)/      $96.15
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      2018            3.00%/(2)/      $93.35
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      2019            3.00%/(2)/      $90.63
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      2020            3.00%/(2)/      $87.98
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      2021            3.00%/(2)/      $85.42
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 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS  PRICE PER $100 OF
 MATURITY YEAR   OF FEBRUARY 16, 2016  MATURITY VALUE
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     2022             3.00%/(2)/      $82.93
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   2023/(1)/          3.00%/(2)/      $80.52
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   2024/(1)/          3.00%/(2)/      $78.16
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   2025/(1)/            3.05%         $75.55
-------------------------------------------------------


(1)Not available in Oregon
(2)Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)We determine the market adjusted amount on the date of the withdrawal as follows:

   (a)We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

   (b)We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

   (c)We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

   (d)We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)We determine the fixed maturity amount as of the current date.

(3)We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

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YOUR MARKET ADJUSTED AMOUNT IS THE PRESENT VALUE OF THE MATURITY VALUE DISCOUNTED AT THE RATE TO MATURITY IN EFFECT FOR NEW CONTRIBUTIONS TO THAT SAME FIXED MATURITY OPTION ON THE DATE OF THE CALCULATION.
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If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II later in this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "non-unitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such

                               MORE INFORMATION
ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR CERTAIN SEP AND KEOGH PLAN CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into your contracts on a monthly basis. AIP is available for single life SEP and Keogh units provided that the single life is the employer who provided the funds.

AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

WIRE TRANSFERS. Employers may also send contributions by wire transfer from a bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:


   -- on a non-business day;


   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   If a fixed maturity option is scheduled to mature on June 15th and
    June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

..   For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

                               MORE INFORMATION

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling (800) 628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

Generally, the owner may not assign a contract for any purpose. However, a trustee owner of a Trusteed contract can transfer ownership to the annuitant. We will not be bound by this assignment for

                               MORE INFORMATION
transfer of ownership unless it is in writing and we have received it at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign a contract as security for a loan or other obligation. Loans from account value, however, are permitted under TSA (but not University TSA), governmental employer EDC (subject to state availability) and Corporate Trusteed contracts only, unless restricted by the employer.

FUNDING CHANGES

The employer or trustee can change the funding vehicle for an EDC or Trusteed contract. You can change the funding vehicle for a TSA, SEP or SIMPLE IRA contract.

DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 16.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

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The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. Contribution-based compensation will generally not exceed 12.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.35% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2015) received additional payments. These additional payments ranged from $1,214.89 to $5,872,700.74. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage Inc.
Founders Financial Securities
Girard Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harbour Investments

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Independent Financial Group, LLC
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Mercap Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Next Financial Group, Inc.
NFP Securities Inc.
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
Securities America Inc.
SIGMA Financial Corporation
Signator Financial Services
Signator Investors, Inc.
Southwest Securities, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
SWS Financial Services
The Advisor Group
TransAmerica Financial Advisors
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency

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9. Incorporation of certain documents by reference

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AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2015 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa.com

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

Appendix I: Condensed financial information

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The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered, if less than ten years ago.

SERIES 100 AND 200 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



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                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $107.54 $108.55 $102.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       7      16      27
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.46 $118.50 $112.83 $124.66 $140.36 $141.80 $134.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      15      68     133     164     165     160     156
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.03 $105.12 $ 99.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2      15      19
------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 96.22 $ 99.82 $ 98.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       5      37      57
------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $119.72 $108.41 $124.57 $161.84 $173.71 $166.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      10      12      19      18      19
------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $115.33 $109.53 $124.07 $160.27 $178.03 $176.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      12      17      20      29      31
------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $123.77 $109.23 $124.41 $168.64 $173.12 $162.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       4       5      10      10      10
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $149.30 $156.38 $ 93.81 $117.80 $131.43 $119.94 $135.10 $168.52 $174.11 $168.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       364     741   1,158   1,647   1,916   2,022   2,024   1,966   1,942   1,884
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.26 $115.79 $119.26 $116.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      13      40      59      73
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.35 $118.31 $103.87 $112.55 $119.11 $119.75 $123.55 $127.18 $128.76 $126.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        91     231     309     378     424     441     433     384     355     324
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $102.63 $111.91 $114.62 $112.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       7      14      25      26
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.32 $104.34 $105.63 $104.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       5      11      14      16
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.01 $125.94 $100.11 $113.02 $121.62 $119.14 $126.21 $137.27 $139.71 $136.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       222     406     540     685     753     769     760     725     677     619
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $188.68 $264.35 $111.23 $164.68 $181.09 $156.66 $180.80 $214.70 $215.40 $208.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,693   1,843   1,758   1,934   1,848   1,671   1,522   1,404   1,303   1,226
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.89 $153.33 $ 83.42 $111.38 $120.02 $ 98.36 $112.87 $130.87 $121.06 $114.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       534     576     683     805     838     817     756     700     974     918
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.50 $ 92.35 $106.23 $126.93 $117.16 $112.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      18      20      23      24      31
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $155.26 $168.78 $ 94.92 $121.98 $127.65 $105.58 $122.36 $144.05 $131.92 $126.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,505   1,600   1,585   1,655   1,622   1,495   1,381   1,277   1,194   1,134
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.13 $105.70 $ 65.27 $ 81.47 $ 91.78 $ 86.71 $ 98.37 $127.68 $140.60 $139.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       116     107     111     124     129     116     100      93     169     152
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.04 $172.29 $104.99 $139.68 $157.73 $149.93 $168.24 $224.72 $246.29 $252.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,844   1,655   1,531   1,451   1,338   1,300   1,181   1,083   2,305   2,165
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.44 $134.27 $ 75.50 $ 89.84 $100.08 $ 94.00 $107.44 $140.42 $155.49 $147.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,714   9,158   8,082   7,621   6,915   6,275   5,681   5,207   5,055   4,721
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $175.70 $170.56 $101.70 $136.30 $164.68 $147.16 $172.23 $226.13 $247.35 $235.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,273   2,189   2,009   2,681   2,473   2,260   2,072   1,919   1,780   1,667
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.00 $ 66.55 $ 49.96 $ 58.09 $ 63.45 $ 61.54 $ 66.55 $ 74.81 $ 76.59 $ 75.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    18,359  17,845  17,357  17,262  16,700  15,660  14,597  13,487  12,511  11,567
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.87 $119.78 $124.09 $121.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       8      39      60      75
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.45 $148.46 $ 99.92 $120.23 $132.32 $124.08 $136.52 $161.35 $165.19 $160.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,337   2,455   3,252   3,922   4,210   4,268   4,165   4,007   3,883   3,745
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.20 $118.28 $122.27 $119.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       4      13      22      27
------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $186.13 $214.81 $117.58 $157.78 $207.94 $204.35 $233.02 $317.66 $324.60 $310.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,655   1,500   1,411   1,367   1,291   1,180   1,071     992     918     852
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.29 $105.01 $ 70.65 $ 90.98 $ 99.91 $ 98.65 $108.25 $122.37 $128.22 $122.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        90     570     600     614     565     527     489     467     505     471
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.22 $ 97.55 $ 64.09 $ 81.08 $ 99.41 $ 88.68 $102.21 $137.84 $138.88 $128.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      50      93     113     120     121     111     104      98      90
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.16 $ 59.25 $ 75.10 $ 81.79 $ 77.11 $ 87.28 $106.16 $110.47 $105.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     176     330     389     418     419     404     408     421     408
------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.92 $138.16 $ 91.48 $117.09 $125.01 $126.89 $140.93 $176.97 $188.25 $207.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        23      87     155     200     224     203     190     176     155     153
------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.10 $107.40 $ 65.59 $ 80.97 $ 89.42 $ 84.29 $ 94.98 $121.14 $131.10 $126.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        32     228     241     265     252     231     208     189     168     153
------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.58 $108.35 $ 63.26 $ 81.16 $ 86.47 $ 78.23 $ 92.10 $115.35 $115.06 $110.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        30     188     210     250     249     247     240     238     234     223
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $178.48 $182.06 $137.74 $149.37 $157.53 $163.72 $170.12 $166.15 $167.83 $164.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       737     723     624     580     564     522     492     448     406     371
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.13 $135.15 $ 77.18 $102.45 $129.03 $107.34 $117.94 $171.95 $165.22 $153.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       216     308     303     317     309     276     249     261     222     206
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $208.22 $185.20 $113.53 $141.60 $173.94 $156.14 $179.88 $253.28 $237.12 $203.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       794     725     675     668     622     559     511     480     441     417
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $242.07 $241.63 $151.23 $194.39 $215.34 $205.86 $230.79 $313.62 $339.44 $314.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,272   1,248   1,236   1,328   1,394   1,422   1,386   1,345   1,311   1,269
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.19 $131.14 $ 87.59 $ 96.39 $110.04 $108.14 $125.60 $163.27 $175.05 $169.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       292     333     358     386     381     367     388     424     399     374
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.43 $100.04 $ 54.07 $ 69.81 $ 77.50 $ 76.67 $ 88.31 $117.03 $131.18 $130.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       167     196     213     240     247     248     243     242     243     233
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $131.65 $132.02 $ 78.59 $101.93 $116.45 $119.49 $138.41 $179.93 $196.18 $197.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       923   1,410   1,258   1,168   1,072     963     884     825     744     690
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $374.77 $384.25 $213.98 $271.80 $311.66 $310.05 $354.66 $464.93 $515.55 $509.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     8,175   6,992   6,150   5,705   5,168   4,630   4,157   3,759   3,428   3,160
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.08 $118.07 $106.08 $107.47 $112.15 $115.97 $118.03 $114.59 $115.78 $114.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       643     748     667     798     771     721     684     639     599     572
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.43 $ 90.22 $ 72.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       8      21      28
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $310.53 $322.33 $199.82 $248.75 $281.41 $282.55 $321.22 $416.78 $464.56 $461.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,920   2,757   2,594   2,527   2,394   2,246   2,120   2,010   1,936   1,890
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.29 $118.65 $100.88 $116.08 $125.54 $125.53 $130.35 $142.73 $143.13 $144.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        39      65      71      75      93     100      95      97      93      83
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.64 $147.33 $100.79 $140.66 $184.08 $175.27 $203.78 $279.70 $284.41 $264.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       362     647     842   1,109   1,363   1,484   1,517   1,556   1,523   1,490
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.48 $107.28 $112.70 $113.38 $118.92 $122.49 $125.34 $120.55 $119.99 $113.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        46     131     314     314     355     382     383     340     310     281
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.29 $101.84 $ 97.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       4      11      14
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.48 $169.61 $173.78 $167.97 $173.15 $180.33 $179.64 $174.33 $174.62 $173.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       532     504     484     438     402     369     336     299     272     253
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $178.84 $197.62 $ 96.32 $121.08 $126.00 $109.42 $125.52 $150.42 $138.16 $133.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     4,232   4,096   3,827   3,659   3,352   3,078   2,822   2,609   2,454   2,344
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.26 $114.71 $ 71.36 $ 90.40 $102.76 $ 99.37 $116.10 $154.68 $166.21 $153.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       110     144     151     161     166     175     180     204     488     451
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.85 $156.76 $ 93.14 $121.58 $134.73 $125.98 $144.24 $193.23 $218.05 $210.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       362     351     314     309     306     282     258     243     232     235
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.04 $ 77.63 $ 48.81 $ 65.60 $ 75.04 $ 75.78 $ 85.77 $112.12 $124.15 $128.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,671   1,480   1,401   1,420   1,314   1,246   1,199   1,132   1,094   1,064
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.16 $104.09 $ 44.46 $ 52.26 $ 59.10 $ 58.12 $ 66.86 $ 86.79 $ 96.44 $ 90.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       108     128     147     201     207     448     436     419     425     411
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.55 $163.42 $ 96.29 $130.37 $147.85 $130.24 $153.80 $172.45 $161.62 $159.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        67     160     188     248     314     328     343     348     335     328
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.68 $137.14 $ 68.62 $ 92.25 $114.44 $110.20 $127.28 $166.49 $179.03 $171.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,735   1,869   2,031   2,200   2,138   2,037   1,961   1,903   1,858   1,835
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 35.33 $ 36.61 $ 36.99 $ 36.46 $ 36.15 $ 35.56 $ 35.06 $ 34.57 $ 34.08 $ 33.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,018   2,683   2,421   1,591   1,290   1,122   1,041     920     835     769
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.39 $161.09 $ 83.71 $129.73 $169.33 $154.20 $165.45 $226.15 $221.53 $206.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        93     226     285     478     688     807     807     746     714     692
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.94 $115.70 $ 67.64 $ 92.50 $105.12 $ 94.78 $112.55 $140.28 $140.88 $143.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      82     114     168     240     346     360     390     410     453
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 90.73 $ 96.56 $ 93.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       8      33      60
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.40 $108.22 $102.45 $109.17 $108.61 $106.95 $107.09 $105.75 $104.24 $102.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       167     270     619     803     776     662     608     559     513     466
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $171.37 $177.18 $163.75 $171.70 $180.35 $180.55 $182.86 $176.30 $178.98 $176.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       670     670     587     692     642     567     508     455     413     375
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $162.73 $157.60 $102.42 $127.45 $158.20 $149.85 $170.81 $231.64 $239.62 $225.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       672     766     808     921     897     854     804     769     737     719
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.07 $114.32 $ 65.18 $ 91.73 $105.33 $101.90 $119.57 $162.71 $174.40 $189.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        43     530     571     733     853     915   1,029   1,030   1,023   1,089
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2006    2007    2008   2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.31 $132.06 $78.13 $102.09 $113.88 $109.19 $121.59 $162.58 $183.58 $178.53
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        94     127    111     120     121     109     103     103     111     112
-----------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.90 $ 96.54 $68.96 $ 95.45 $110.46 $102.58 $121.88 $167.23 $171.26 $171.11
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       185     218    221     353     470     665     775     850     808     739
-----------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $117.57 $112.76 $129.21 $166.93 $183.89 $182.18
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      75     327     498     586     628     661
-----------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $ 86.03 $100.31 $131.18 $146.62 $130.88
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      20      57      89     125     144
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $109.21 $100.50 $126.76 $128.11 $144.53 $140.10
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      15      60     130     169     214     232
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $ 94.99 $109.61 $115.46 $115.71 $110.32
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      18      52      64      73      79
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $ 86.80 $ 98.69 $115.60 $114.15 $109.67
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      39      88     117     157     187
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $114.65 $105.76 $115.42 $146.29 $150.34 $141.98
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --       9      36      47      48      48      47
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $124.31 $121.44 $136.18 $184.17 $185.49 $172.50
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --       2      18      18      21      20      23
-----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $128.55 $115.31 $115.33 $145.36 $128.27 $ 98.52
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      13      78      99     120     159     186
-----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $106.22 $110.31 $129.12 $140.77 $141.52 $130.54
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      26     156     349     427     469     445
-----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $ 89.68 $100.48 $128.81 $137.08 $127.43
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      45     177     304     331     371
-----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $ 79.10 $ 82.07 $116.08 $116.35 $116.95
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      19      31      42      41      87
-----------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $113.40 $ 91.70 $110.42 $107.59 $101.22 $ 79.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      88     285     473     574     634     724
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.16 $107.72 $123.20 $155.15 $154.80 $162.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      28     157     291     446     553     670
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $114.87 $110.60 $129.66 $168.53 $184.08 $181.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       6      11      23      28      26      25
------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $187.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      21
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $119.04 $118.68 $133.79 $177.83 $193.71 $211.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       9      48      81      96     110     135
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.79 $116.42 $130.03 $154.23 $171.13 $143.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      11     106     184     228     304     276
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.76 $ 89.29 $ 47.27 $ 64.44 $ 75.22 $ 69.95 $ 79.27 $107.95 $118.60 $122.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     9,157   7,790   6,924   6,779   6,357   5,698   5,104   4,552   4,115   3,772
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.08 $120.64 $121.96 $130.33 $136.56 $142.56 $148.34 $142.91 $146.28 $144.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       370     371     378     415     480     487     527     481     427     390
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.36 $120.73 $ 67.20 $ 93.99 $117.67 $106.94 $121.80 $168.45 $174.27 $169.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       547     536     504     503     481     437     394     379     349     332
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.29 $137.54 $ 86.89 $123.76 $152.52 $130.42 $147.73 $197.63 $205.39 $191.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       391     368     346     347     344     316     278     256     226     203
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.03 $123.67 $ 64.57 $100.93 $117.21 $110.07 $123.17 $164.77 $184.59 $193.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       838     823     789     897     829     750     698     627     598     562
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.32 $114.60 $ 78.60 $ 93.30 $101.92 $ 97.73 $106.89 $120.29 $122.19 $118.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      60     109     141     154     156     141     141     128     113
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.27 $115.74 $ 74.21 $ 90.20 $ 99.61 $ 94.44 $105.15 $123.55 $126.81 $122.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      61     108     162     190     202     211     227     242     247
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



--------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------------
                                          2006    2007    2008   2009   2010   2011   2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.16 $116.71 $71.34 $88.38 $98.29 $92.47 $104.11 $125.57 $129.45 $125.12
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      29     72    122    152    171     195     209     224     239
--------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.95 $118.00 $68.30 $86.09 $96.22 $89.68 $102.13 $126.18 $130.43 $125.82
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      23     52     91    108    122     137     149     164     177
--------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --     --     --      --      --      -- $ 91.46
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --     -- $82.94 $ 84.37 $ 91.81 $ 73.06 $ 47.84
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     44      90     109     129     167
--------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

SERIES 300 AND 400 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $107.54 $108.55 $102.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       7      16      27
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.46 $118.50 $112.83 $124.66 $140.36 $141.80 $134.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      15      68     133     164     165     160     156
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.03 $105.12 $ 99.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2      15      19
------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 96.22 $ 99.82 $ 98.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       5      37      57
------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $119.72 $108.41 $124.57 $161.84 $173.71 $166.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      10      12      19      18      19
------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $115.33 $109.53 $124.07 $160.27 $178.03 $176.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      12      17      20      29      31
------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $123.77 $109.23 $124.41 $168.64 $173.12 $162.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       4       5      10      10      10
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $149.30 $156.38 $ 93.81 $117.80 $131.43 $119.94 $135.10 $168.52 $174.11 $168.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       364     741   1,158   1,647   1,916   2,022   2,024   1,966   1,942   1,884
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.26 $115.79 $119.26 $116.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      13      40      59      73
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.35 $118.31 $103.87 $112.55 $119.11 $119.75 $123.55 $127.18 $128.76 $126.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        91     231     309     378     424     441     433     384     355     324
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $102.63 $111.91 $114.62 $112.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       7      14      25      26
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.32 $104.34 $105.63 $104.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       5      11      14      16
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.01 $125.94 $100.11 $113.02 $121.62 $119.14 $126.21 $137.27 $139.71 $136.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       222     406     540     685     753     769     760     725     677     619
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $188.68 $264.35 $111.23 $164.68 $181.09 $156.66 $180.80 $214.70 $215.40 $208.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,693   1,843   1,758   1,934   1,848   1,671   1,522   1,404   1,303   1,226
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.89 $153.33 $ 83.42 $111.38 $120.02 $ 98.36 $112.87 $130.87 $121.06 $114.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       534     576     683     805     838     817     756     700     974     918
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.50 $ 92.35 $106.23 $126.93 $117.16 $112.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      18      20      23      24      31
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $155.26 $168.78 $ 94.92 $121.98 $127.65 $105.58 $122.36 $144.05 $131.92 $126.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,505   1,600   1,585   1,655   1,622   1,495   1,381   1,277   1,194   1,134
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.13 $105.70 $ 65.27 $ 81.47 $ 91.78 $ 86.71 $ 98.37 $127.68 $140.60 $139.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       116     107     111     124     129     116     100      93     169     152
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.04 $172.29 $104.99 $139.68 $157.73 $149.93 $168.24 $224.72 $246.29 $252.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,844   1,655   1,531   1,451   1,338   1,300   1,181   1,083   2,305   2,165
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.44 $134.27 $ 75.50 $ 89.84 $100.08 $ 94.00 $107.44 $140.42 $155.49 $147.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,714   9,158   8,082   7,621   6,915   6,275   5,681   5,207   5,055   4,721
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $175.70 $170.56 $101.70 $136.30 $164.68 $147.16 $172.23 $226.13 $247.35 $235.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,273   2,189   2,009   2,681   2,473   2,260   2,072   1,919   1,780   1,667
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $213.45 $224.33 $167.56 $193.89 $210.76 $203.45 $218.36 $243.67 $247.66 $242.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,696   1,605   1,472   1,369   1,284   1,177   1,074     983     921     863
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.87 $119.78 $124.09 $121.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       8      39      60      75
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.45 $148.46 $ 99.92 $120.23 $132.32 $124.08 $136.52 $161.35 $165.19 $160.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,337   2,455   3,252   3,922   4,210   4,268   4,165   4,007   3,883   3,745
------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.20 $118.28 $122.27 $119.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       4      13      22      27
------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $186.13 $214.81 $117.58 $157.78 $207.94 $204.35 $233.02 $317.66 $324.60 $310.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,655   1,500   1,411   1,367   1,291   1,180   1,071     992     918     852
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.29 $105.01 $ 70.65 $ 90.98 $ 99.91 $ 98.65 $108.25 $122.37 $128.22 $122.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        90     570     600     614     565     527     489     467     505     471
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.22 $ 97.55 $ 64.09 $ 81.08 $ 99.41 $ 88.68 $102.21 $137.84 $138.88 $128.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      50      93     113     120     121     111     104      98      90
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.16 $ 59.25 $ 75.10 $ 81.79 $ 77.11 $ 87.28 $106.16 $110.47 $105.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     176     330     389     418     419     405     408     421     408
------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.92 $138.16 $ 91.48 $117.09 $125.01 $126.89 $140.93 $176.97 $188.25 $207.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        23      87     155     200     224     203     190     176     155     153
------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.10 $107.40 $ 65.59 $ 80.97 $ 89.42 $ 84.29 $ 94.98 $121.14 $131.10 $126.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        32     228     241     265     252     231     208     189     168     153
------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.58 $108.35 $ 63.26 $ 81.16 $ 86.47 $ 78.23 $ 92.10 $115.35 $115.06 $110.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        30     188     210     250     249     247     240     238     234     223
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $178.48 $182.06 $137.74 $149.37 $157.53 $163.72 $170.12 $166.15 $167.83 $164.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       737     723     624     580     564     522     492     448     406     371
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.13 $135.15 $ 77.18 $102.45 $129.03 $107.34 $117.94 $171.95 $165.22 $153.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       216     308     303     317     309     276     249     261     222     206
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $208.22 $185.20 $113.53 $141.60 $173.94 $156.14 $179.88 $253.28 $237.12 $203.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       794     725     675     668     622     559     511     480     441     417
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $242.07 $241.63 $151.23 $194.39 $215.34 $205.86 $230.79 $313.62 $339.44 $314.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,272   1,248   1,236   1,328   1,394   1,422   1,386   1,345   1,311   1,269
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.19 $131.14 $ 87.59 $ 96.39 $110.04 $108.14 $125.60 $163.27 $175.05 $169.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       292     333     358     386     381     367     388     424     399     374
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.43 $100.04 $ 54.07 $ 69.81 $ 77.50 $ 76.67 $ 88.31 $117.03 $131.18 $130.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       167     196     213     240     247     248     243     242     243     233
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $131.65 $132.02 $ 78.59 $101.93 $116.45 $119.49 $138.41 $179.93 $196.18 $197.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       923   1,410   1,258   1,168   1,072     963     884     825     744     690
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $290.56 $297.34 $165.26 $209.74 $240.35 $238.97 $272.50 $356.11 $393.65 $388.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,645   2,259   1,933   1,725   1,526   1,344   1,190   1,071     979     901
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.08 $118.07 $106.08 $107.47 $112.15 $115.97 $118.03 $114.59 $115.78 $114.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       643     748     667     798     771     721     684     639     599     572
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.43 $ 90.22 $ 72.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       8      21      28
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $310.53 $322.33 $199.82 $248.75 $281.41 $282.55 $321.22 $416.78 $464.56 $461.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,920   2,757   2,594   2,527   2,394   2,246   2,120   2,010   1,936   1,890
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.29 $118.65 $100.88 $116.08 $125.54 $125.53 $130.35 $142.73 $143.13 $144.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        39      65      71      75      93     100      95      97      93      83
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.64 $147.33 $100.79 $140.66 $184.08 $175.27 $203.78 $279.70 $284.41 $264.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       362     647     842   1,109   1,363   1,484   1,517   1,556   1,523   1,490
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.48 $107.28 $112.70 $113.38 $118.92 $122.49 $125.34 $120.55 $119.99 $113.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        46     131     314     314     355     382     383     340     310     281
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.29 $101.84 $ 97.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       4      11      14
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.48 $169.61 $173.78 $167.97 $173.15 $180.33 $179.64 $174.33 $174.62 $173.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       532     504     484     438     402     369     336     299     272     253
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $178.84 $197.62 $ 96.32 $121.08 $126.00 $109.42 $125.52 $150.42 $138.16 $133.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     4,232   4,096   3,827   3,659   3,352   3,078   2,822   2,609   2,454   2,344
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.26 $114.71 $ 71.36 $ 90.40 $102.76 $ 99.37 $116.10 $154.68 $166.21 $153.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       110     144     151     161     166     175     180     204     488     451
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.85 $156.76 $ 93.14 $121.58 $134.73 $125.98 $144.24 $193.23 $218.05 $210.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       362     351     314     309     306     282     258     243     232     235
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.04 $ 77.63 $ 48.81 $ 65.60 $ 75.04 $ 75.78 $ 85.77 $112.12 $124.15 $128.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,671   1,480   1,401   1,420   1,314   1,246   1,199   1,132   1,094   1,064
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.16 $104.09 $ 44.46 $ 52.26 $ 59.10 $ 58.12 $ 66.86 $ 86.79 $ 96.44 $ 90.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       108     128     147     201     207     448     436     419     425     411
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.55 $163.42 $ 96.29 $130.37 $147.85 $130.24 $153.80 $172.45 $161.62 $159.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        67     160     188     248     314     328     343     348     335     328
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.68 $137.14 $ 68.62 $ 92.25 $114.44 $110.20 $127.28 $166.49 $179.03 $171.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,735   1,869   2,031   2,200   2,138   2,037   1,961   1,903   1,858   1,835
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.78 $144.74 $146.16 $144.61 $142.80 $140.87 $138.97 $137.09 $135.24 $133.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        56      54      55      35      26      22      18      18      20   13.00
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.39 $161.09 $ 83.71 $129.73 $169.33 $154.20 $165.45 $226.15 $221.53 $206.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        93     226     285     478     688     807     807     746     714     692
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.94 $115.70 $ 67.64 $ 92.50 $105.12 $ 94.78 $112.55 $140.28 $140.88 $143.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      82     114     168     240     346     360     390     410     453
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 90.73 $ 96.56 $ 93.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       8      33      60
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.40 $108.22 $102.45 $109.17 $108.61 $106.95 $107.09 $105.75 $104.24 $102.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       167     270     619     803     776     662     608     559     513     466
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $171.37 $177.18 $163.75 $171.70 $180.35 $180.55 $182.86 $176.30 $178.98 $176.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       670     670     587     692     642     567     508     455     413     375
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $162.73 $157.60 $102.42 $127.45 $158.20 $149.85 $170.81 $231.64 $239.62 $225.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       672     766     808     921     897     854     804     769     737     719
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.07 $114.32 $ 65.18 $ 91.73 $105.33 $101.90 $119.57 $162.71 $174.40 $189.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        43     530     571     733     853     915   1,029   1,030   1,023   1,089
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.31 $132.06 $ 78.13 $102.09 $113.88 $109.19 $121.59 $162.58 $183.58 $178.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        92     127     111     120     121     109     103     103     111     112
------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.90 $ 96.54 $ 68.96 $ 95.45 $110.46 $102.58 $121.88 $167.23 $171.26 $171.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       185     218     221     353     470     665     775     850     808     739
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



--------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------
                                           2006 2007 2008 2009  2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $117.57 $112.76 $129.21 $166.93 $183.89 $182.18
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       75     327     498     586     628     661
--------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --       -- $ 86.03 $100.31 $131.18 $146.62 $130.88
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       --      20      57      89     125     144
--------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $109.21 $100.50 $126.76 $128.11 $144.53 $140.10
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       15      60     130     169     214     232
--------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --       -- $ 94.99 $109.61 $115.46 $115.71 $110.32
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       --      18      52      64      73      79
--------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --       -- $ 86.80 $ 98.69 $115.60 $114.15 $109.67
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       --      39      88     117     157     187
--------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $114.65 $105.76 $115.42 $146.29 $150.34 $141.98
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --        9      36      47      48      48      47
--------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $124.31 $121.44 $136.18 $184.17 $185.49 $172.50
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --        2      18      18      21      20      23
--------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $128.55 $115.31 $115.33 $145.36 $128.27 $ 98.52
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       13      78      99     120     159     186
--------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $106.22 $110.31 $129.12 $140.77 $141.52 $130.54
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       26     156     349     427     469     445
--------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --       -- $ 89.68 $100.48 $128.81 $137.08 $127.43
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       --      45     177     304     331     371
--------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --       -- $ 79.10 $ 82.07 $116.08 $116.35 $116.95
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       --      19      31      42      41      87
--------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $113.40 $ 91.70 $110.42 $107.59 $101.22 $ 79.84
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       88     285     473     574     634     724
--------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $111.16 $107.72 $123.20 $155.15 $154.80 $162.38
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       28     157     291     446     553     670
--------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $114.87 $110.60 $129.66 $168.53 $184.08 $181.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       6      11      23      28      26      25
------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $187.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      21
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $119.04 $118.68 $133.79 $177.83 $193.71 $211.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       9      48      81      96     110     135
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.79 $116.42 $130.03 $154.23 $171.13 $143.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      11     106     184     228     304     276
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.76 $156.14 $ 82.34 $111.78 $130.02 $120.51 $135.77 $183.75 $200.61 $205.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,113     954     846     839     811     729     649     585     528     486
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.08 $120.64 $121.96 $130.33 $136.56 $142.56 $148.34 $142.91 $146.28 $144.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       370     371     378     415     480     487     527     481     427     390
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.36 $120.73 $ 67.20 $ 93.99 $117.67 $106.94 $121.80 $168.45 $174.27 $169.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       547     536     504     503     481     437     394     379     349     332
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.29 $137.54 $ 86.89 $123.76 $152.52 $130.42 $147.73 $197.63 $205.39 $191.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       391     368     346     347     344     316     278     256     226     203
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.03 $123.67 $ 64.57 $100.93 $117.21 $110.07 $123.17 $164.77 $184.59 $193.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       838     823     789     897     829     750     698     627     598     562
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.32 $114.60 $ 78.60 $ 93.30 $101.92 $ 97.73 $106.89 $120.29 $122.19 $118.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      60     109     141     154     156     141     141     128     113
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.27 $115.74 $ 74.21 $ 90.20 $ 99.61 $ 94.44 $105.15 $123.55 $126.81 $122.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      61     108     162     190     202     211     227     242     247
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.16 $116.71 $ 71.34 $ 88.38 $ 98.29 $ 92.47 $104.11 $125.57 $129.45 $125.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      29      72     122     152     171     195     209     224     239
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.95 $118.00 $ 68.30 $ 86.09 $ 96.22 $ 89.68 $102.13 $126.18 $130.43 $125.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      23      52      91     108     122     137     149     164     177
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



----------------------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------
                                         2006 2007 2008 2009 2010  2011   2012   2013   2014   2015
----------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
----------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --      --     --     --     -- $91.46
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --      --     --     --     --      1
----------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --  $82.94 $84.37 $91.81 $73.06 $47.84
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --      44     90    109    129    167
----------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 14, 2016 to a fixed maturity option with a maturity date of June 15, 2024 (eight* years later) at a hypothetical rate to maturity of 4.00% (H), resulting in a maturity value of $136,886 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2020./(a)/



-------------------------------------------------------------------------------------------------------------------------
                                                                             HYPOTHETICAL ASSUMED RATE TO MATURITY/(J)/
                                                                              ON JUNE 15, 2020
                                                                             --------------------------------------------
                                                                                2%                   6%
-------------------------------------------------------------------------------------------------------------------------
AS OF JUNE 15, 2020 BEFORE WITHDRAWAL
(1) market adjusted amount/(b)/                                              $126,455             $108,409
-------------------------------------------------------------------------------------------------------------------------
(2) fixed maturity amount/(c)/                                               $116,998             $116,998
-------------------------------------------------------------------------------------------------------------------------
(3) market value adjustment: (1) - (2)                                       $  9,457             $ (8,589)
-------------------------------------------------------------------------------------------------------------------------
ON JUNE 15, 2020 AFTER $50,000 WITHDRAWAL
(4) portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)]                                                        $  3,739             $ (3,961)
-------------------------------------------------------------------------------------------------------------------------
(5) portion of fixed maturity associated with the withdrawal: $50,000 - (4)  $ 46,261             $ 53,961
-------------------------------------------------------------------------------------------------------------------------
(6) market adjusted amount (1) - $50,000                                     $ 76,455             $ 58,409
-------------------------------------------------------------------------------------------------------------------------
(7) fixed maturity amount: (2) - (5)                                         $ 70,738             $ 63,037
-------------------------------------------------------------------------------------------------------------------------
(8) maturity value/(d)/                                                      $ 82,762             $ 73,752
-------------------------------------------------------------------------------------------------------------------------

You should note that in this example, if a withdrawal is made when rates have increased from 4.00% to 6.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 4.00% to 2.00% (left column), a portion of a positive market value adjustment is realized.

*  In Oregon, seven is the maximum maturity year.

Notes:

(a)Number of days from the withdrawal date to the maturity date = D = 1,461

(b)Market adjusted amount is based on the following calculation:

Maturity value        =                $136,886               where j is either 2% or 6%
----------------------          ------------------------------
(1+j)/(D/365)/                    (1+j)/(1,461/365)/

(c)Fixed maturity amount is based on the following calculation:

Maturity value        =                $136,886
----------------------          ------------------------------
(1+h)/(D/365)/                  (1+0.04)/(1,461/365) /

(d)Maturity value is based on the following calculation:

   Fixed maturity amount x (1+h)/(D/365)/  =  ($70,738 or $63,037) x (1+0.04)/(1,461/365)/

                 APPENDIX II: MARKET VALUE ADJUSTMENT EXAMPLE

Appendix III: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

--------------------------------------------------------------------------------------------------------------
                             CONTRACT
             FEATURES AND    TYPE/SERIES/
 STATE       BENEFITS        EFFECTIVE DATE  AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------
CALIFORNIA   See "Your                       If you reside in the state of California and you are age 60 or
             right to                        older at the time the contract is issued, you may return your
             cancel within                   variable annuity contract within 30 days from the date that
             a certain                       you receive it and receive a refund as described below.
             number of
             days" in
             "Contract
             features and
             benefits."

                                             If you allocate your entire initial contribution to the
                                             EQ/Money Market option (and/or guaranteed interest
                                             option), the amount of your refund will be equal to your
                                             contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to
                                             cancel at our processing office. This amount could be less than your initial contribution. If you allocate any portion of your initial contribution to the variable investment options
                                             (other than the EQ/Money Market option) and/or fixed
                                             maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.
--------------------------------------------------------------------------------------------------------------

CONNECTICUT  See             The changes     The withdrawal charge percentage that applies depends on
             "Withdrawal     apply to        the contract year in which the withdrawal is made,
             charge" in      contracts       according to the following table:
             "Fees and       issued on or
             charges" under  after the
             "EQUI-VEST(R)   dates
             at a glance --  indicated for
             key features;"  the contract
             and in          types
             "Charges under  indicated as
             the contract"   follows:
             under "Charges
             and expenses"

                  EDC -- June        Contract                  Charge
                  20, 2003 TSA,      Year(s)                   ------
                  and Annuitant      -------
                  owned HR-10
                  contract         1 through 5                6%/(1)/
                  series 200 --         6                        5
                  June 14, 2004         7                        4
                                        8                        3
                                        9                        2
                                        10                       1
                                   11 and later                  0

                                         (1)This percentage may be reduced at older ages for certain contract series. Your financial professional can provide further details about the contract series you own.

                         SIMPLE IRA      The amount of the withdrawal charge we deduct is equal
                         contract        to 6% of contributions withdrawn that exceed the 10%
                         series 400 --   free withdrawal amount, that were made in the current and
                         March 3, 2004   four prior contract years and 5% of contributions with-
                         SEP and SARSEP  drawn that were made in the contract year immediately
                         contract        preceding the four prior contract years.
                         series 300 and
                         Trusteed
                         contracts
                         series 200 --
                         June 14, 2004
-----------------------------------------------------------------------------------------------------------------------

FLORIDA  See "Your       Keogh Series    If you reside in the state of Florida, you may cancel your
         right to        200, SEP and    variable annuity contract and return it to us within 21 days
         cancel within   SARSEP IRA      from the date that you receive it. You will receive an
         a certain       Contract        unconditional refund equal to the greater of the cash surrender
         number of       Series 300 and  value provided in the annuity contract, plus any fees or
         days" in        SIMPLE IRA      charges deducted from the contributions or imposed under the
         "Contract       Series 400.     contract, or a refund of all contributions paid.
         features and
         benefits"
-----------------------------------------------------------------------------------------------------------------------

                                     III-1

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------------
                 FEATURES     CONTRACT
                 AND          TYPE/SERIES/
 STATE           BENEFITS     EFFECTIVE DATE AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------------------------

FLORIDA (CONT.)  See                         If you are age 65 or older at the time your
                 "Withdrawal                 contract is issued, the applicable
                 charge"                     withdrawal charge will not exceed 10% of
                 in                          the amount withdrawn. In addition,
                 "Charges                    no charge will apply after the end of the
                 and                         10th contract year or 10 years after a
                 expenses"                   contribution is made, whichever is later.
--------------------------------------------------------------------------------------------------------------------------------
ILLINOIS         FOR SEP AND SARSEP IRA CONTRACT SERIES 300 AND SIMPLE IRA
                 CONTRACT SERIES 400 ISSUED ON OR AFTER SEPTEMBER 24, 2007:
                 ---------------------------------------------------------------------------------------------------------------

                 See            The          The amount of the withdrawal charge we
                 "Withdrawal    change       deduct is equal to 6% of contributions
                 charge         applies      withdrawn that exceed the 10% free
                 for            to SEP       withdrawal amount, that were made in the
                 series         and          current and four prior contract years and
                 300 and        SARSEP       5% of contributions withdrawn that were
                 400            IRA          made in the contract year immediately
                 con-tracts"    contract     preceding the four prior contract years.
                 under          series
                 "Charges       300 and
                 and            to SIMPLE
                 expenses"      IRA
                                contract
                                series
                                400.
--------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS    See            The          The disability, terminal illness or
                 "Disability,   change       confinement to a nursing home withdrawal
                 terminal       applies      charge waiver is not available.
                 illness        to SEP,
                 or             SARSEP
                 confinement    IRA
                 to             series
                 nursing        300,
                 home" in       SIMPLE
                 "Charges       IRA
                 under the      series
                 contracts"     400
                 under          contracts
                 "Charges       issued on
                 and            or after
                 expenses"      November
                                27, 2006.
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK         See            Series       Fixed maturity options are not available.
                 "Fixed         100
                 maturity       contracts
                 options"
                 in "What
                 are your
                 investment
                 options
                 under the
                 contract"
                 under
                 "Contract
                 features
                 and
                 benefits"

                 See                         In the second to last paragraph in this
                 "Selecting                  section, the second line in the paragraph
                 an                          "(1) the amount applied to purchase the
                 annuity                     annuity;" is deleted in its entirety and
                 payout                      replaced with the following:
                 option"
                 in "Your
                 annuity
                 payout
                 option"
                 under
                 "Accessing
                 your
                 money"
                                             (1) The amount applied to provide the
                                             annuity will be: (a) the account value for
                                             any life annuity form or (b) the cash value
                                             for any period certain annuity form except
                                             that, if the period certain is more than
                                             five years, the amount applied will be no
                                             less than 95% of the account value.
--------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA     See            Series       Fixed maturity options are not available.
                 "Fixed         100, 200
                 maturity       and 300
                 options"       contracts
                 in "What
                 are your
                 investment
                 options
                 under the
                 contract"
                 under
                 "Contract
                 features
                 and
                 benefits"
                 See            EDC 457      Taking a loan in excess of the Internal
                 "Loans         Contracts    Revenue Code limits may result in adverse
                 under                       tax consequences. Please consult your tax
                 TSA,                        adviser before taking a loan that exceeds
                 governmental                the Internal Revenue Code limits.
                 employer
                 EDC and
                 Corporate
                 Trusteed
                 contracts"
                 in
                 "Accessing
                 your
                 money"
--------------------------------------------------------------------------------------------------------------------------------

                                     III-2

                   APPENDIX III: STATE CONTRACT AVAILABILITY
               AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------
                         CONTRACT
         FEATURES AND    TYPE/SERIES/
 STATE   BENEFITS        EFFECTIVE DATE  AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------
TEXAS    See "Separate   EQUI-VEST(R)    Total Separate Account A annual expenses and total annual
         account annual  TSA contracts   expenses of the Trusts when added together are not
         expenses" in    series 200      permitted to exceed 2.75% (except for the Multimanager
         the "Fee        issued on or    Aggressive Equity, AXA Moderate Allocation, EQ/Common
         Table" section  after August    Stock Index and EQ/Money Market options which are not
         under "Maximum  1, 2002         permitted to exceed 1.75%) unless the Teachers Retirement
         total Separate  For TSA         System of Texas permits a higher rate.
         Account A       contract
         annual          owners who are
         expenses" for   employees of
         series 200      public school
                         districts and
                         open
                         enrollment
                         charter
                         schools
                         (grades K-12)
                         who are
                         participants
                         in the TSA
                         plan, the
                         providers of
                         which are
                         subject to the
                         403(b)
                         Certification
                         Rules of the
                         Teacher
                         Retirement
                         System of the
                         State of
                         Texas, and who
                         enroll and
                         contribute to
                         the TSA
                         contracts
                         through a
                         salary
                         reduction
                         agreement.

  See                             6% of the amount withdrawn, generally declining
  "Withdrawal                     for the first through 12th contract years;
  Charge" in
  "Charges under                     Contract      Charge
  the contracts"                     year(s)       ------
  under "Charges                     -------
  and expenses."                        1          6.00%
                                        2          5.75%
                                        3          5.50%
                                        4          5.25%
                                        5          5.00%
                                        6          4.75%
                                        7          4.50%
                                        8          4.25%
                                        9          4.00%
                                        10         3.00%
                                        11         1.00%
                                        12         1.00%
                                   13 and later    0.00%

                                  The total of all withdrawal charges may not
                                  exceed 8% of all contributions made during a
                                  specified period before the withdrawal is made.
  See "What are   For all new     Unavailable variable investment options: The
  your            and existing    variable investment options that invest in
  investment      TSA contract    portfolios of unaffiliated trusts are not
  options under   owners          available. You may allocate amounts to the
  the contract"   (regardless of  variable investment options that invest in the
  in "Contract    the contract    AXA Tactical Manager Portfolios.
  features and    issue date)
  benefits".      who are
                  employees of
                  public school
                  districts and
                  open
                  enrollment
                  charter
                  schools
                  (grades K-12),
                  who are
                  participants
                  in the TSA
                  plan, the
                  providers of
                  which are
                  subject to the
                  403(b)
                  Certification
                  Rules of the
                  Teacher
                  Retirement
                  System of the
                  State of
                  Texas, and who
                  enroll and
                  contribute to
                  the TSA
                  contracts
                  through a
                  salary
                  reduction
                  agreement.

  See the SAI
  for condensed
  financial
  Information.
-------------------------------------------------------------------------------------

                                     III-3

                   APPENDIX III: STATE CONTRACT AVAILABILITY
               AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------
                            CONTRACT
            FEATURES AND    TYPE/SERIES/
 STATE      BENEFITS        EFFECTIVE DATE  AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------
UTAH        See             The change      The amount of the withdrawal charge we deduct is equal to
            "Withdrawal     applies to      6% of contributions withdrawn that exceed the 10% free
            charge" in      SIMPLE IRA      withdrawal amount, that were made in the current and four
            "Withdrawal     contract        prior contracts years and 5% of contributions withdrawn that
            charge for      series 400      were made in the contract year immediately preceding the
            series 300 and  issued on or    four prior contract years.
            400 contracts"  after November
            under "Charges  27, 2006.
            and expenses"   This change
                            applies to SEP
                            and SARSEP
                            contract
                            series 300
                            issued on or
                            after August
                            25, 2008.
--------------------------------------------------------------------------------------------------------
VERMONT     See "Loans                      Taking a loan in excess of Internal Revenue Code limits may
            under TSA,                      result in adverse tax consequences. Please consult your tax
            governmental                    adviser before taking a loan that exceeds the Internal
            employer EDC                    Revenue Code limits.
            and Corporate
            Trusteed
            contracts" in
            "Accessing
            your money"
--------------------------------------------------------------------------------------------------------
WASHINGTON                  The changes
                            apply to
                            contracts
                            issued on or
                            after August
                            13, 2001

            Fixed Maturity  All contract    Not available
            Options         types
                            and series

            See "Annual     All contract    This charge is deducted pro rata from the variable investmen
            administrative  types           options. If your account value is allocated 100% to the
            charge" in the  and series      guaranteed interest option, the charge will be waived.
            Fee table
            under "Charges
            and expenses"

            See "Index of   Trusteed        Not available
            key words and   contracts
            phrases"

            See             SIMPLE IRA      In the case of terminations or surrenders, we will pay you t
            "Withdrawal     contract        greater of (i) the cash value or (ii) the free withdrawal
            charge" in      series 400      amount plus 94% of the remaining account value. For issue
            "Charges under                  ages 60 and older, the percentage is 95% of the remaining
            the contracts"                  account value in the 5th contract year and later; and for is
            under "Charges                  ages under 60, the percentage is 94.5% of the remaining
            and expenses"                   account value in the 6th contract year and later.

            Withdrawal                      For SIMPLE IRA, the withdrawal charge is waived after five
            charge waiver                   contract years and the annuitant is at least 59 1/2.
--------------------------------------------------------------------------------------------------------


                                     III-4

                   APPENDIX III: STATE CONTRACT AVAILABILITY
               AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Calculation of annuity payments                               2

Custodian and Independent Registered Public Accounting Firm   2

Distribution of the contracts                                 2

Calculating unit values                                       3

Condensed financial information                               4

Financial Statements                                          71

HOW TO OBTAIN AN EQUI-VEST(R) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call 1 (800) 628-6673 or send this request form to:
  EQUI-VEST(R)
  Employer Sponsored Retirement Plans
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) Statement of Additional Information dated May 1, 2016
(Employer Sponsored Retirement Plans)
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip


                                                                        #792956

EQUI-VEST(R)

Employer-Sponsored Retirement Plans

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2016


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) dated
May 1, 2016. That prospectus provides detailed information concerning the contracts, as well as the variable investment options and fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                               2

             Calculation of annuity payments                     2

             Custodian and independent registered public
               accounting firm                                   2

             Distribution of the contracts                       2

             Calculating unit values                             3

             Condensed financial information                     4

             Financial statements                               70




   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
                           Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC, 1290
                  Avenue of the Americas, New York, NY 10104


  Copyright 2016 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                          EV-Employer-Sponsored
                                                               Retirement Plans
                                                                         #44507

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing busi-ness since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding com-pany for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values and a net investment factor. The annuity unit values used for EQUI-VEST(R) may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by the variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2015, the annuity payment due in December 2015 would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by the variable annuity options.


The financial statements of the Separate Account at December 31, 2015 and for each of the two years in the period ended December 31, 2015, and the consolidated financial statements of AXA Equitable at December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $0, $325,380 and $325,380 for each of the years 2015, 2014 and 2013. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $560,399,960 in 2015, $571,445,806 in 2014 and $577,490,356
in 2013. Of these amounts, for each of these three years, AXA Advisors retained $285,764,982, $305,637,317 and $319,941,479, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $490,800,838 in 2015, $516,811,792 in 2014 and $548,888,192 in 2013, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $0 and $16,033,494, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

CONDENSED FINANCIAL INFORMATION


The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2015. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this SAI relates, except those unit values for series 100 through 400 presented in the prospectus. The tables also show the total number of units outstanding for all contracts to which this SAI relates. Please refer to the prospectus for a presentation of the unit values and units outstanding for the series presented in the prospectus.


EQUI-VEST(R) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $107.85 $109.35 $103.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       3       4
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.60 $119.19 $113.99 $126.51 $143.08 $145.18 $138.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       4       7      10      12      12
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.33 $105.90 $101.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 96.50 $100.55 $ 99.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       6      11
------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.26 $ 96.65 $111.55 $145.56 $156.94 $150.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.35 $ 98.58 $112.17 $145.55 $162.40 $161.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $105.10 $ 93.16 $106.58 $145.12 $149.64 $140.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.47 $159.36 $ 96.03 $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       9      19      70     120     155     191     255     283     301
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.55 $116.64 $120.67 $118.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       4       6
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.00 $120.57 $106.32 $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3      12      24      31      37      46      56      58
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $102.93 $112.73 $115.97 $114.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL (CONTINUED)


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.61 $105.11 $106.87 $105.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $122.77 $128.34 $102.48 $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       7      10      28      50      65      79      96     103     113
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $295.50 $415.87 $175.77 $261.39 $288.71 $250.88 $290.84 $346.90 $349.58 $340.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       9       9      13      21      27      32      33      33      35
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.38 $159.14 $ 86.97 $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       5       6      10      23      28      30      33      46      49
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.38 $ 86.84 $100.34 $120.42 $111.65 $107.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.43 $175.18 $ 98.96 $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      20      21      36      49      44      46      52      51      50
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.56 $109.70 $ 68.05 $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       3       5       5       5       5       6       6
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.93 $120.23 $ 73.59 $ 98.35 $111.55 $106.50 $120.04 $161.06 $177.31 $182.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      26      24      23      24      28      27      22      75      74
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $147.18 $139.36 $ 78.71 $ 94.08 $105.27 $ 99.31 $114.03 $149.69 $166.49 $158.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        18      22      61      63      66      65      59      56      57      53
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.61 $141.01 $ 84.45 $113.69 $137.98 $123.85 $145.59 $192.00 $210.96 $201.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      19      14      31      36      35      35      36      34      33
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $201.66 $212.90 $159.75 $185.70 $202.78 $196.64 $212.01 $237.67 $243.30 $239.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        60      67      64     113     166     198     223      33      32      28
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.17 $120.66 $125.56 $123.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       7      11
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.50 $151.29 $102.29 $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      35      59     160     246     297     342     393     417     425
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL (CONTINUED)


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.50 $119.15 $123.72 $121.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       3
------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $194.31 $225.25 $123.85 $166.93 $220.99 $218.13 $249.86 $342.12 $351.16 $337.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      12      10      11      13      14      14      14      15      16
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.43 $105.62 $ 71.38 $ 92.33 $101.84 $101.01 $111.34 $126.42 $133.05 $127.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       7       6       8      12      12      11      14      16      20
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.37 $ 98.12 $ 64.76 $ 82.29 $101.34 $ 90.80 $105.13 $142.40 $144.12 $133.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       3       2       2       3       3       3
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.43 $ 59.69 $ 75.98 $ 83.12 $ 78.72 $ 89.49 $109.34 $114.29 $110.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       6       8       9      10      12      13      15
------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.07 $140.16 $ 93.21 $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       5       7       8       8       8       8
------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.25 $108.03 $ 66.27 $ 82.17 $ 91.15 $ 86.31 $ 97.68 $125.14 $136.04 $131.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       6       6       6       8       8       8
------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.73 $108.98 $ 63.91 $ 82.36 $ 88.15 $ 80.10 $ 94.73 $119.17 $119.40 $115.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       3       7       8       8      11      12      14
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $157.99 $161.88 $123.02 $134.01 $141.96 $148.19 $154.67 $151.74 $153.96 $151.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       5       4       5       8      11      16      16      17      20
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.44 $137.10 $ 78.65 $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       2       3       4       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $215.15 $192.22 $118.36 $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      13      12      12      13      12      11      13      12      11
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $194.11 $194.62 $122.36 $157.97 $175.79 $168.80 $190.08 $259.45 $282.06 $262.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      12      12      22      40      54      67      75      79      82
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL (CONTINUED)


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.46 $133.03 $ 89.25 $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       8      13      15      17      24      24      23
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.45 $103.84 $ 56.37 $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       4       4       5       5       5       7       7       8
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.03 $137.03 $ 81.94 $106.74 $122.49 $126.25 $146.89 $191.81 $210.07 $212.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      25      22      24      23      16      14      14      14      14
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $226.80 $233.16 $130.18 $165.98 $191.06 $190.83 $218.60 $286.97 $318.67 $315.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        65      67      57      62      63      58      52      50      47      43
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.73 $121.31 $109.47 $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       7      13      16      17      22      26      31      35
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.70 $ 90.88 $ 73.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $225.93 $235.57 $146.69 $183.42 $208.43 $210.20 $240.04 $312.84 $350.25 $349.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      28      27      42      54      58      61      66      70      74
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.15 $120.07 $102.54 $118.51 $128.75 $129.31 $134.87 $148.34 $149.42 $151.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4       5       6       6       7
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.99 $149.46 $102.70 $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       5       8      18      37      54      67      92     103     114
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.03 $108.35 $114.34 $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       5       7      12      19      23      24      25      25
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.58 $102.59 $ 98.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $155.73 $165.32 $170.15 $165.19 $171.04 $178.93 $179.04 $174.52 $175.60 $174.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       4       3       3       4       5       5       5       6
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL (CONTINUED)


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $180.59 $200.46 $ 98.14 $123.91 $129.53 $112.99 $130.18 $156.71 $144.58 $140.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        31      36      35      45      47      47      48      50      55      59
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.15 $116.08 $ 72.53 $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       4       4       5       8      24      28
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.37 $129.59 $ 77.34 $101.41 $112.88 $106.01 $121.92 $164.06 $185.96 $180.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       7       5       6       5       6       7       8       9      11
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.34 $ 80.58 $ 50.08 $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       9       9      11      14      18      23      27      34      44
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.77 $105.13 $ 45.11 $ 53.26 $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      10       6      19      20      32      38      43
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.61 $165.37 $ 97.87 $133.11 $151.63 $134.16 $159.14 $179.23 $168.73 $167.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       5      16      25      34      40      39      41
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.35 $141.69 $ 71.21 $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      24      25      43      54      55      57      73      85      98
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.41 $140.86 $142.90 $142.03 $140.88 $139.62 $138.36 $137.11 $135.88 $134.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      26      27      25      23      24      26      27      27      33
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.38 $163.01 $ 85.09 $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       4      11      27      45      60      67      69      71
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.10 $116.38 $ 68.34 $ 93.87 $107.16 $ 97.04 $115.76 $144.92 $146.19 $149.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       6       8       9      15      17      19
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 90.99 $ 97.27 $ 94.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       5      11
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.13 $109.51 $104.14 $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       7      15      20      28      27      28      32      33      33
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL (CONTINUED)


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $169.90 $176.45 $163.80 $172.52 $182.03 $183.03 $186.20 $180.32 $183.88 $182.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       4       8       9       9      10       9      10      11
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $166.44 $161.92 $105.69 $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       7       8      19      26      25      26      31      33      34
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.14 $115.97 $ 66.42 $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4       4      10      27      45      62      71      72      80
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.62 $133.96 $ 79.61 $104.49 $117.08 $112.75 $126.12 $169.40 $192.12 $187.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       2       2       3       4       7
------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.83 $100.21 $ 71.89 $ 99.96 $116.19 $108.38 $129.35 $178.27 $183.38 $184.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       2       2       3      11      17      20      29      33      34
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.10 $102.22 $117.64 $152.67 $168.93 $168.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       4       8      13      19      26
------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.80 $ 99.78 $116.87 $153.52 $172.35 $154.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       4
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.84 $102.45 $129.80 $131.77 $149.31 $145.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       3       5
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.26 $110.41 $116.82 $117.60 $112.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       3       4       6       7
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $109.72 $101.13 $115.51 $135.90 $134.79 $130.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       3       3       5
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.48 $ 96.81 $106.12 $135.10 $139.47 $132.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2       2       2
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.80 $106.77 $120.25 $163.36 $165.27 $154.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL (CONTINUED)


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $113.76 $102.50 $102.98 $130.38 $115.56 $ 89.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       4
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.38 $110.97 $130.46 $142.86 $144.28 $133.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       4      18      35      52      66
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 89.94 $101.21 $130.33 $139.32 $130.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       6      14      20      27
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $112.82 $ 99.95 $104.16 $147.99 $148.99 $150.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $113.56 $ 92.25 $111.57 $109.19 $103.19 $ 81.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2      12      23      37      50      69
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.19 $103.36 $118.75 $150.20 $150.54 $158.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       6       9      16
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.09 $ 98.72 $116.26 $151.78 $166.52 $164.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $191.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $119.21 $119.39 $135.19 $180.48 $197.47 $216.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       4       6       8
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.95 $117.11 $131.39 $156.53 $174.46 $147.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       3       7      13      23      27
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.97 $119.48 $ 63.29 $ 86.31 $100.86 $ 93.90 $106.27 $144.71 $158.98 $164.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        53      52      38      44      50      49      42      23      22      18
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.67 $123.90 $125.82 $135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       6      10      13      16      16      17      18
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL (CONTINUED)


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2006    2007    2008   2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.81 $123.99 $69.33 $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4      4       4       6       6       7      10      10      11
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.42 $141.27 $89.64 $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3      3       5       7       8       9      11      11      10
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.42 $127.01 $66.61 $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       6      5       7      10      10      12      12      13      14
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.47 $115.27 $79.42 $ 94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      3       6      14      14      16      18      15      17
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.42 $116.42 $74.97 $ 91.54 $101.54 $ 96.70 $108.15 $127.64 $131.59 $127.75
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      1       5      15      19      22      29      31      36
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.31 $117.39 $72.08 $ 89.69 $100.20 $ 94.68 $107.07 $129.72 $134.33 $130.41
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      2       4      11      13      15      19      22      24
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.10 $118.69 $69.01 $ 87.37 $ 98.09 $ 91.83 $105.04 $130.35 $135.35 $131.15
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      1       4       7       9      11      13      16      19
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      --      --      --      --      -- $ 91.72
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $ 83.18 $ 84.99 $ 92.90 $ 74.25 $ 48.84
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --       2       6      10      13      17
-----------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA Contracts for NY Housing Development Corporation

--------------------------------------------------------------------------------


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $107.99 $109.71 $104.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.67 $119.50 $114.52 $127.35 $144.32 $146.74 $139.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.46 $106.25 $101.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 96.62 $100.88 $100.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.41 $ 96.98 $112.15 $146.65 $158.44 $152.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.49 $ 98.92 $112.78 $146.64 $163.94 $163.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $105.25 $ 93.48 $107.16 $146.20 $151.06 $142.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $152.46 $160.73 $ 97.05 $122.66 $137.73 $126.51 $143.43 $180.07 $187.24 $182.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       3       5       6       8       7       9       9
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.68 $117.03 $121.32 $119.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.75 $121.61 $107.45 $117.19 $124.82 $126.30 $131.16 $135.89 $138.47 $137.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       1       2
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.06 $113.10 $116.59 $115.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.74 $105.46 $107.44 $106.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.58 $129.44 $103.57 $117.67 $127.45 $125.66 $133.98 $146.67 $150.24 $148.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       2       3       3       4       4       4
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $300.59 $423.88 $179.52 $267.50 $296.06 $257.78 $299.45 $357.89 $361.38 $352.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       6       7       6       7       6       6       6       6       6
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.46 $161.85 $ 88.62 $119.10 $129.17 $106.55 $123.06 $143.61 $133.71 $127.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       3       3       4       3       5       5
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.53 $ 87.14 $100.88 $121.32 $112.71 $109.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $162.83 $178.16 $100.84 $130.43 $137.38 $114.36 $133.40 $158.07 $145.70 $140.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6      10      15      22      28      31       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.15 $111.57 $ 69.35 $ 87.12 $ 98.78 $ 93.93 $107.25 $140.10 $155.29 $154.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.74 $122.55 $ 75.16 $100.65 $114.39 $109.43 $123.60 $166.16 $183.29 $189.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       3       2       3       3       3       4       4      13      12
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $149.38 $141.72 $ 80.21 $ 96.07 $107.70 $101.82 $117.14 $154.09 $171.72 $163.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9       4       4       7      10       9      10      10      13      13
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $147.09 $143.72 $ 86.25 $116.35 $141.49 $127.25 $149.90 $198.08 $218.08 $208.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       5       6       6       6       6       6       6
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $167.68 $177.39 $133.37 $155.35 $169.97 $165.16 $178.43 $200.42 $205.05 $201.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       8      12      10      13      16      16      16
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.30 $121.06 $126.23 $124.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.44 $152.59 $103.37 $125.19 $138.67 $130.88 $144.93 $172.40 $177.64 $174.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       6       8      11      13      17      17      15
------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.63 $119.54 $124.38 $122.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $153.88 $178.75 $ 98.47 $133.00 $176.42 $174.49 $200.28 $274.79 $282.62 $272.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       3       3       3       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.50 $105.90 $ 71.71 $ 92.95 $102.73 $102.10 $112.76 $128.29 $135.30 $130.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5       4       2       2       2       2       2       2       1
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.44 $ 98.38 $ 65.06 $ 82.84 $102.22 $ 91.78 $106.47 $144.51 $146.55 $136.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1      --
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.55 $ 59.88 $ 76.39 $ 83.73 $ 79.45 $ 90.51 $110.81 $116.06 $112.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.59 $141.07 $ 94.01 $121.11 $130.14 $132.95 $148.63 $187.84 $201.11 $222.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.32 $108.32 $ 66.58 $ 82.72 $ 91.95 $ 87.24 $ 98.93 $127.00 $138.34 $134.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       1       1       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.79 $109.27 $ 64.21 $ 82.91 $ 88.92 $ 80.96 $ 95.94 $120.94 $121.41 $117.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.25 $123.46 $ 94.01 $102.61 $108.92 $113.93 $119.15 $117.13 $119.08 $117.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.04 $138.00 $ 79.32 $105.97 $134.32 $112.47 $124.38 $182.52 $176.51 $164.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $218.37 $195.49 $120.62 $151.41 $187.20 $169.13 $196.11 $277.93 $261.89 $225.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $197.45 $198.37 $124.97 $161.67 $180.26 $173.44 $195.71 $267.66 $291.58 $271.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       4       6       7       9       9       9       9
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.03 $133.89 $ 90.01 $ 99.70 $114.56 $113.30 $132.46 $173.30 $187.01 $182.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.85 $105.61 $ 57.45 $ 74.66 $ 83.42 $ 83.06 $ 96.29 $128.44 $144.90 $144.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       3       3       2       2       2       2
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $138.06 $139.36 $ 83.50 $108.99 $125.33 $129.43 $150.90 $197.44 $216.67 $219.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $159.38 $164.19 $ 91.86 $117.35 $135.36 $135.46 $155.49 $204.53 $227.59 $225.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      13      20      22      22      24      22      21      23
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.94 $122.80 $111.04 $113.23 $118.93 $123.77 $126.78 $123.89 $125.99 $125.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       4       6       7       8       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.82 $ 91.19 $ 74.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $158.58 $165.68 $103.38 $129.53 $147.48 $149.04 $170.53 $222.70 $249.84 $250.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       5       8      11      14      20      21      17      17      18
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.55 $120.71 $103.30 $119.63 $130.22 $131.06 $136.97 $150.95 $152.35 $155.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1      --       1       1      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $138.61 $150.43 $103.58 $145.49 $191.63 $183.65 $214.91 $296.87 $303.84 $284.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       4       5       6       7       8       8       8
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.28 $108.84 $115.09 $116.53 $123.01 $127.52 $131.34 $127.15 $127.38 $121.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       1       2       3       3       3       3       2
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.71 $102.93 $ 99.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.18 $153.38 $158.17 $153.88 $159.65 $167.34 $167.79 $163.88 $165.23 $164.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       2       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $167.52 $186.32 $ 91.40 $115.64 $121.12 $105.87 $122.23 $147.43 $136.30 $132.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       5       5      12       7      10       8       9       8
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.55 $116.70 $ 73.07 $ 93.17 $106.60 $103.75 $122.00 $163.59 $176.93 $164.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.65 $132.08 $ 78.99 $103.78 $115.75 $108.93 $125.53 $169.26 $192.24 $186.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1      --       1      --       1       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.40 $ 81.95 $ 51.86 $ 70.14 $ 80.76 $ 82.09 $ 93.51 $123.03 $137.12 $142.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       2       2       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.05 $105.61 $ 45.40 $ 53.72 $ 61.14 $ 60.51 $ 70.06 $ 91.55 $102.38 $ 97.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.09 $166.26 $ 98.60 $134.37 $153.37 $135.98 $161.62 $182.39 $172.04 $171.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       3       4       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.05 $143.79 $ 72.41 $ 97.99 $122.35 $118.58 $137.85 $181.48 $196.41 $189.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       9      12      22      30      33       7       9       9       9
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.55 $134.00 $136.21 $135.65 $134.83 $133.89 $132.95 $132.02 $131.10 $130.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      12      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.83 $163.89 $ 85.72 $133.70 $175.64 $160.99 $173.86 $239.18 $235.82 $221.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       2       4       3       4       4       4
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.17 $116.68 $ 68.66 $ 94.50 $108.09 $ 98.09 $117.24 $147.07 $148.66 $152.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       3       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 91.11 $ 97.59 $ 94.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.47 $110.10 $104.91 $112.51 $112.66 $111.66 $112.53 $111.84 $110.96 $109.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       3       5       5       6       6       6       6
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $152.43 $158.62 $147.55 $155.71 $164.63 $165.87 $169.08 $164.07 $167.65 $166.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       2       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $168.15 $163.91 $107.21 $134.28 $167.76 $159.93 $183.49 $250.45 $260.75 $247.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       7      10      16      23      24       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.62 $116.72 $ 66.99 $ 94.88 $109.66 $106.77 $126.10 $172.70 $186.31 $203.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5       7      11      16      18       4       4       6       5
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.22 $134.84 $ 80.29 $105.59 $118.55 $114.40 $128.23 $172.57 $196.12 $191.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2      --      --      --      --       2       3
------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.19 $101.91 $ 73.26 $102.07 $118.88 $111.11 $132.88 $183.51 $189.14 $190.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       3       4       5       6       6       6       6
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------
                                         2006 2007 2008 2009  2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $106.24 $102.56 $118.28 $153.81 $170.53 $170.04
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $107.95 $100.12 $117.50 $154.67 $173.99 $156.32
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $110.99 $102.80 $130.51 $132.75 $150.73 $147.06
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --       -- $ 95.38 $110.78 $117.44 $118.47 $113.67
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $109.87 $101.48 $116.14 $136.91 $136.07 $131.59
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $104.63 $ 97.14 $106.70 $136.11 $140.79 $133.82
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $108.96 $107.13 $120.91 $164.58 $166.84 $156.16
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $113.92 $102.85 $103.54 $131.35 $116.66 $ 90.19
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $106.45 $111.26 $131.08 $143.83 $145.54 $135.12
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --       1       2       2       2
------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --       -- $ 90.05 $101.55 $131.02 $140.34 $131.31
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $112.98 $100.29 $104.73 $149.09 $150.41 $152.17
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $113.64 $ 92.49 $112.10 $109.93 $104.10 $ 82.64
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --       3       5       4       6       7
------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $106.34 $103.72 $119.40 $151.32 $151.97 $160.44
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $102.23 $ 99.06 $116.89 $152.91 $168.10 $166.85
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $193.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $119.29 $119.71 $135.82 $181.70 $199.20 $218.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1      --       2       2       2       5
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.03 $117.43 $132.01 $157.58 $175.98 $148.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.97 $ 96.44 $ 50.44 $ 69.95 $ 81.90 $ 76.41 $ 86.65 $118.05 $129.73 $133.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       8      11      17      19      15      13      12       9       9
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.85 $125.41 $127.60 $137.24 $144.74 $152.07 $159.27 $154.43 $159.10 $158.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       2       2       3       2
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.95 $125.50 $ 70.31 $ 98.99 $124.72 $114.08 $130.78 $182.04 $189.55 $185.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.86 $142.98 $ 90.91 $130.33 $161.66 $139.12 $158.62 $213.57 $223.40 $209.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.51 $128.56 $ 67.56 $106.29 $124.23 $117.42 $132.25 $178.07 $200.78 $211.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10       8       5       2       3       3       7       1       1       2
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.53 $115.58 $ 79.79 $ 95.32 $104.80 $101.14 $111.34 $126.12 $128.94 $125.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.49 $116.73 $ 75.33 $ 92.15 $102.43 $ 97.74 $109.53 $129.54 $133.82 $130.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       3       3       4       4       3       3
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.38 $117.70 $ 72.42 $ 90.29 $101.07 $ 95.70 $108.44 $131.65 $136.60 $132.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.17 $119.00 $ 69.33 $ 87.96 $ 98.94 $ 92.82 $106.39 $132.29 $137.64 $133.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 91.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 83.28 $ 85.27 $ 93.39 $ 74.80 $ 49.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Vantage/SM/ Contracts

--------------------------------------------------------------------------------


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $107.85 $109.35 $103.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       3       4
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.60 $119.19 $113.99 $126.51 $143.08 $145.18 $138.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       4       7      10      12      12
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.33 $105.90 $101.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 96.50 $100.55 $ 99.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       6      11
------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.26 $ 96.65 $111.55 $145.56 $156.94 $150.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.35 $ 98.58 $112.17 $145.55 $162.40 $161.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $105.10 $ 93.16 $106.58 $145.12 $149.64 $140.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.47 $159.36 $ 96.03 $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       9      19      70     120     155     191     255     283     301
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.55 $116.64 $120.67 $118.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       4       6
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.00 $120.57 $106.32 $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3      12      24      31      37      46      56      58
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $102.93 $112.73 $115.97 $114.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.61 $105.11 $106.87 $105.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $122.77 $128.34 $102.48 $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       7      10      28      50      65      79      96     103     113
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $350.50 $493.27 $208.48 $310.04 $342.45 $297.57 $344.97 $411.47 $414.64 $403.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       3       3       3       2       6       6       6
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.38 $159.14 $ 86.97 $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       5       6      10      23      28      30      33      46      49
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.38 $ 86.84 $100.34 $120.42 $111.65 $107.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.43 $175.18 $ 98.96 $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      20      21      36      49      44      46      52      51      50
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.56 $109.70 $ 68.05 $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       3       5       5       5       5       6       6
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.95 $107.65 $ 65.89 $ 88.06 $ 99.88 $ 95.36 $107.48 $144.21 $158.75 $163.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       3       3       3       5       5       4       6      24      24
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $147.18 $139.21 $ 78.18 $ 93.31 $104.20 $ 98.03 $112.55 $147.76 $164.33 $156.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        18      16      15      14      17      16      15      31      30      29
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $178.95 $174.50 $104.51 $140.70 $170.75 $153.26 $180.17 $237.61 $261.07 $249.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       6       8       7       6      12      12      11
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.03 $150.62 $112.73 $130.72 $142.39 $137.73 $148.50 $166.46 $169.97 $166.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      13      15      19      33      41      42      78      75      77
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.17 $120.66 $125.56 $123.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       7      11
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.50 $151.29 $102.29 $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      35      59     160     246     297     342     393     417     425
------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.50 $119.15 $123.72 $121.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       3
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.15 $160.90 $ 88.24 $118.65 $156.68 $154.27 $176.70 $241.96 $248.36 $238.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       4       4       4       4       5       4       4
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.43 $105.62 $ 71.38 $ 92.33 $101.84 $101.01 $111.34 $126.42 $133.05 $127.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       7       6       8      12      12      11      14      16      20
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.24 $ 98.12 $ 64.76 $ 82.29 $101.34 $ 90.80 $105.13 $142.40 $144.12 $133.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       3       3       2       3       3       3
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.43 $ 59.69 $ 75.98 $ 83.12 $ 78.72 $ 89.49 $109.34 $114.29 $110.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       6       8       9      10      12      13      15
------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.07 $140.16 $ 93.21 $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       5       7       8       8       8       8
------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.25 $108.03 $ 66.27 $ 82.17 $ 91.15 $ 86.31 $ 97.68 $125.14 $136.04 $131.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       6       6       6       8       8       8
------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.73 $108.98 $ 63.91 $ 82.36 $ 88.15 $ 80.10 $ 94.73 $119.17 $119.40 $115.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       3       7       8       8      11      12      14
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.02 $110.41 $ 83.70 $ 90.94 $ 96.10 $100.07 $104.45 $102.61 $104.11 $102.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       5       5       5       5       5       4       5       4       4
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.44 $137.10 $ 78.65 $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       2       3       4       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $215.15 $192.22 $118.36 $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      13      12      12      13      12      11      13      12      11
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $189.64 $190.15 $119.54 $154.34 $171.74 $164.91 $185.71 $253.48 $275.57 $256.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       4       4       6       6      10      11      14
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.46 $133.03 $ 89.25 $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       8      13      15      17      24      24      23
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.45 $103.84 $ 56.37 $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       4       4       5       5       5       7       7       8
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.03 $137.03 $ 81.94 $106.74 $122.49 $126.25 $146.89 $191.81 $210.07 $212.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      25      22      24      23      16      14      14      14      14
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $122.83 $125.96 $ 70.15 $ 89.22 $102.45 $102.06 $116.92 $153.49 $170.44 $168.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       7       8       8      13      13      11      50      47      45
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.73 $121.31 $109.47 $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       7      13      16      17      22      26      31      35
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.70 $ 90.88 $ 73.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $122.77 $127.68 $ 79.31 $ 98.92 $121.13 $112.80 $128.81 $167.88 $187.96 $187.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      11      11      12      14      14      15      29      32      36
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.15 $120.07 $102.54 $118.51 $128.75 $129.31 $134.87 $148.34 $149.42 $151.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4       5       6       6       7
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.99 $149.46 $102.70 $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       5       8      18      37      54      67      92     103     114
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.03 $108.35 $114.34 $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       5       7      12      19      23      24      25      25
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.58 $102.59 $ 98.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.20 $141.06 $144.81 $140.25 $144.85 $151.15 $151.25 $147.43 $148.34 $147.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2       2       2       2       2       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $148.60 $164.52 $ 80.34 $101.19 $105.51 $ 91.81 $105.78 $127.34 $117.49 $113.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      11      10      10      12      12      11      19      19      19
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.15 $116.08 $ 72.53 $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       4       4       5       8      24      28
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.93 $128.17 $ 76.49 $100.30 $111.64 $104.85 $120.58 $162.26 $183.92 $178.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.34 $ 80.58 $ 50.89 $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       9       9      11      14      18      23      27      34      44
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.77 $105.13 $ 45.11 $ 53.26 $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      10       6      19      20      32      38      43
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.61 $165.37 $ 97.87 $133.11 $151.63 $134.16 $159.14 $179.23 $168.73 $167.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       5      16      25      34      40      39      41
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.35 $141.69 $ 71.21 $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      24      25      43      54      55      57      73      85      98
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.94 $124.45 $125.93 $124.79 $123.68 $122.57 $121.47 $120.37 $119.29 $118.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.38 $163.01 $ 85.09 $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       4      11      27      45      60      67      69      71
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.10 $116.38 $ 68.34 $ 93.87 $107.16 $ 97.04 $115.76 $144.92 $146.19 $149.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       6       8       9      15      17      19
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 90.99 $ 97.27 $ 94.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       5      11
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.13 $109.51 $104.14 $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       7      15      20      28      27      28      32      33      33
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $138.66 $143.64 $133.03 $139.83 $147.22 $147.68 $150.23 $145.48 $148.36 $147.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       5       4       4       4       4       4       4       3       2
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $166.44 $161.92 $105.69 $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       7       8      19      26      25      26      31      33      34
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.14 $115.97 $ 66.42 $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4       4      10      27      45      62      71      72      80
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.62 $133.96 $ 79.61 $104.49 $117.08 $112.75 $126.12 $169.40 $192.12 $187.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       2       2       3       4       7
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------------------
                                          2006   2007    2008   2009   2010    2011    2012    2013    2014    2015
---------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $90.83 $100.21 $71.89 $99.96 $116.19 $108.38 $129.35 $178.27 $183.38 $184.04
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        3       2      2      3      11      17      20      29      33      34
---------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $106.10 $102.22 $117.64 $152.67 $168.93 $168.10
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --       4       8      13      19      26
---------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $107.80 $ 99.78 $116.87 $153.52 $172.35 $154.53
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --      --       1       1       2       4
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $110.84 $102.45 $129.80 $131.77 $149.31 $145.39
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --      --       1       2       3       5
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     --      -- $ 95.26 $110.41 $116.82 $117.60 $112.62
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --      --       3       4       6       7
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $109.72 $101.13 $115.51 $135.90 $134.79 $130.09
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --       1       2       3       3       5
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $104.48 $ 96.81 $106.12 $135.10 $139.47 $132.30
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --      --      --       2       2       2
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $108.80 $106.77 $120.25 $163.36 $165.27 $154.38
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --      --      --      --      --       1
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $113.76 $102.50 $102.98 $130.38 $115.56 $ 89.16
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --      --       1       1       1       4
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $106.38 $110.97 $130.46 $142.86 $144.28 $133.68
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --       4      18      35      52      66
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     --      -- $ 89.94 $101.21 $130.33 $139.32 $130.09
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --       1       6      14      20      27
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $112.82 $ 99.95 $104.16 $147.99 $148.99 $150.43
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --      --      --      --      --       1
---------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $113.56 $ 92.25 $111.57 $109.19 $103.19 $ 81.75
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --       2      12      23      37      50      69
---------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.19 $103.36 $118.75 $150.20 $150.54 $158.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       6       9      16
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.09 $ 98.72 $116.26 $151.78 $166.52 $164.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $191.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $119.21 $119.39 $135.19 $180.48 $197.47 $216.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       4       6       8
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.95 $117.11 $131.39 $156.53 $174.46 $147.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       3       7      13      23      27
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.84 $ 89.23 $ 47.15 $ 64.14 $ 74.76 $ 69.43 $ 78.58 $106.80 $117.13 $120.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       5       5       3      16      16      15
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.67 $123.90 $125.82 $135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       6      10      13      16      16      17      18
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.81 $123.99 $ 69.33 $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4       4       4       6       6       7      10      10      11
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.42 $141.27 $ 89.64 $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       5       7       8       9      11      11      10
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.42 $127.01 $ 66.61 $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       6       5       7      10      10      12      12      13      14
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.47 $115.27 $ 79.42 $ 94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       6      14      14      16      18      15      17
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.42 $116.42 $ 74.97 $ 91.54 $101.54 $ 96.70 $108.15 $127.64 $131.59 $127.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       5      15      19      22      29      31      36
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.31 $117.39 $ 72.08 $ 89.69 $100.20 $ 94.68 $107.07 $129.72 $134.33 $130.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4      11      13      15      19      22      24
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------------
                                          2006    2007    2008   2009   2010   2011   2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.10 $118.69 $69.01 $87.37 $98.09 $91.83 $105.04 $130.35 $135.35 $131.15
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      1      4      7      9      11      13      16      19
--------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --     --     --      --      --      -- $ 91.72
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --     -- $83.18 $ 84.99 $ 92.90 $ 74.25 $ 48.84
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --      2       6      10      13      17
--------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Vantage/SM/ Contracts

--------------------------------------------------------------------------------


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $107.99 $109.71 $104.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.67 $119.50 $114.52 $127.35 $144.32 $146.74 $139.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.46 $106.25 $101.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 96.62 $100.88 $100.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.41 $ 96.98 $112.15 $146.65 $158.44 $152.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.49 $ 98.92 $112.78 $146.64 $163.94 $163.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $105.25 $ 93.48 $107.16 $146.20 $151.06 $142.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $152.46 $160.73 $ 97.05 $122.66 $137.73 $126.51 $143.43 $180.07 $187.24 $182.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       3       5       6       8       7       9       9
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.68 $117.03 $121.32 $119.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.75 $121.61 $107.45 $117.19 $124.82 $126.30 $131.16 $135.89 $138.47 $137.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       1       2
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.06 $113.10 $116.59 $115.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.74 $105.46 $107.44 $106.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.58 $129.44 $103.57 $117.67 $127.45 $125.66 $133.98 $146.67 $150.24 $148.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       2       3       3       4       4       4
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $300.59 $423.88 $179.52 $267.50 $296.06 $257.78 $299.45 $357.89 $361.38 $352.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       6       7       6       7       6       6       6       6       6
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.46 $161.85 $ 88.62 $119.10 $129.17 $106.55 $123.06 $143.61 $133.71 $127.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       3       3       4       3       5       5
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.53 $ 87.14 $100.88 $121.32 $112.71 $109.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $162.83 $178.16 $100.84 $130.43 $137.38 $114.36 $133.40 $158.07 $145.70 $140.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6      10      15      22      28      31       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.15 $111.57 $ 69.35 $ 87.12 $ 98.78 $ 93.93 $107.25 $140.10 $155.29 $154.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.74 $122.55 $ 75.16 $100.65 $114.39 $109.43 $123.60 $166.16 $183.29 $189.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       3       2       3       3       3       4       4      13      12
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $149.38 $141.58 $ 79.67 $ 95.28 $106.61 $100.50 $115.62 $152.09 $169.50 $161.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      13      14      18      21      22      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $147.09 $143.72 $ 86.25 $116.35 $141.49 $127.25 $149.90 $198.08 $218.08 $208.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       5       6       6       6       6       6       6
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.44 $137.65 $103.23 $119.94 $130.91 $126.88 $137.08 $153.97 $157.53 $155.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       9      12      15      18      19      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.30 $121.06 $126.23 $124.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.44 $152.59 $103.37 $125.19 $138.67 $130.88 $144.93 $172.40 $177.64 $174.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       6       8      11      13      17      17      15
------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.63 $119.54 $124.38 $122.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $167.38 $193.94 $106.58 $143.59 $189.99 $187.45 $215.14 $295.19 $303.60 $292.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.50 $105.90 $ 71.71 $ 92.95 $102.73 $102.10 $112.76 $128.29 $135.30 $130.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5       4       2       2       2       2       2       2       1
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.44 $ 98.38 $ 65.06 $ 82.84 $102.22 $ 91.78 $106.47 $144.51 $146.55 $136.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1      --
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.55 $ 59.88 $ 76.39 $ 83.73 $ 79.45 $ 90.51 $110.81 $116.06 $112.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.59 $141.07 $ 94.01 $121.11 $130.14 $132.95 $148.63 $187.84 $201.11 $222.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.32 $108.32 $ 66.58 $ 82.72 $ 91.95 $ 87.24 $ 98.93 $127.00 $138.34 $134.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       1       1       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.79 $109.27 $ 64.21 $ 82.91 $ 88.92 $ 80.96 $ 95.94 $120.94 $121.41 $117.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.15 $130.22 $ 98.92 $107.70 $114.04 $118.98 $124.44 $122.49 $124.54 $122.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.04 $138.00 $ 79.32 $105.97 $134.32 $112.47 $124.38 $182.52 $176.51 $164.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $218.37 $195.49 $120.62 $151.41 $187.20 $169.13 $196.11 $277.93 $261.89 $225.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $197.45 $198.37 $124.97 $161.67 $180.26 $173.44 $195.71 $267.66 $291.58 $271.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       4       6       7       9       9       9       9
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.03 $133.89 $ 90.01 $ 99.70 $114.56 $113.30 $132.46 $173.30 $187.01 $182.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.85 $105.61 $ 57.45 $ 74.66 $ 83.42 $ 83.06 $ 96.29 $128.44 $144.90 $144.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       3       3       2       2       2       2
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $138.06 $139.36 $ 83.50 $108.99 $125.33 $129.43 $150.90 $197.44 $216.67 $219.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.36 $109.29 $ 60.99 $ 77.72 $ 89.43 $ 89.27 $102.47 $134.79 $149.98 $148.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3       5       8       9      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.94 $122.80 $111.04 $113.23 $118.93 $123.77 $126.78 $123.89 $125.99 $125.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       4       6       7       8       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.82 $ 91.19 $ 74.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.31 $109.75 $ 68.30 $ 85.37 $ 96.96 $ 97.74 $111.83 $146.05 $163.85 $163.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      12      14      19      24      30      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.55 $120.71 $103.30 $119.63 $130.22 $131.06 $136.97 $150.95 $152.35 $155.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1      --       1       1      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $138.61 $150.43 $103.58 $145.49 $191.63 $183.65 $214.91 $296.87 $303.84 $284.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       4       5       6       7       8       8       8
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.28 $108.84 $115.09 $116.53 $123.01 $127.52 $131.34 $127.15 $127.38 $121.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       1       2       3       3       3       3       2
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.71 $102.93 $ 99.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.66 $140.76 $144.80 $140.52 $145.42 $152.05 $152.46 $148.91 $150.13 $149.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $145.53 $161.45 $ 79.00 $ 99.70 $104.17 $ 90.83 $104.86 $126.48 $116.93 $113.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.55 $116.70 $ 73.07 $ 93.17 $106.60 $103.75 $122.00 $163.59 $176.93 $164.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.65 $132.08 $ 78.99 $103.78 $115.75 $108.93 $125.53 $169.26 $192.24 $186.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1      --       1      --       1       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.40 $ 81.95 $ 51.86 $ 70.14 $ 80.76 $ 82.09 $ 93.51 $123.03 $137.12 $142.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       2       2       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.05 $105.61 $ 45.40 $ 53.72 $ 61.14 $ 60.51 $ 70.06 $ 91.55 $102.38 $ 97.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.09 $166.26 $ 98.60 $134.37 $153.37 $135.98 $161.62 $182.39 $172.04 $171.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       3       4       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.05 $143.79 $ 72.41 $ 97.99 $122.35 $118.58 $137.85 $181.48 $196.41 $189.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       8      12      22      30      33       7       9       9       9
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.79 $121.44 $123.13 $122.26 $121.41 $120.57 $119.72 $118.88 $118.05 $117.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       2      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.83 $163.89 $ 85.72 $133.70 $175.64 $160.99 $173.86 $239.18 $235.82 $221.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       2       4       3       4       4       4
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.10 $116.68 $ 68.66 $ 94.50 $108.09 $ 98.09 $117.24 $147.07 $148.66 $152.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       3       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 91.11 $ 97.59 $ 94.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.91 $110.10 $104.91 $112.51 $112.66 $111.66 $112.53 $111.84 $110.96 $109.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       3       5       5       6       6       6       6
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $152.43 $144.56 $134.15 $141.29 $149.06 $149.82 $152.73 $148.19 $151.42 $150.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $168.15 $163.91 $107.21 $134.28 $167.76 $159.93 $183.49 $250.45 $260.75 $247.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       7      10      16      23      24       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.62 $116.72 $ 66.99 $ 94.88 $109.66 $106.77 $126.10 $172.70 $186.31 $203.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5       7      11      16      18       4       4       6       5
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.22 $134.84 $ 80.29 $105.59 $118.55 $114.40 $128.23 $172.57 $196.12 $191.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2      --      --      --      --       2       3
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------------
                                          2006   2007    2008   2009    2010    2011    2012    2013    2014    2015
----------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $92.19 $101.91 $73.26 $102.07 $118.88 $111.11 $132.88 $183.51 $189.14 $190.20
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      1       3       4       5       6       6       6       6
----------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $106.24 $102.56 $118.28 $153.81 $170.53 $170.04
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $107.95 $100.12 $117.50 $154.67 $173.99 $156.32
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $110.99 $102.80 $130.51 $132.75 $150.73 $147.06
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      --      -- $ 95.38 $110.78 $117.44 $118.47 $113.67
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --       1       1
----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $109.87 $101.48 $116.14 $136.91 $136.07 $131.59
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $104.63 $ 97.14 $106.70 $136.11 $140.79 $133.82
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $108.96 $107.13 $120.91 $164.58 $166.84 $156.16
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $113.92 $102.85 $103.54 $131.35 $116.66 $ 90.19
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $106.45 $111.26 $131.08 $143.83 $145.54 $135.12
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --       1       2       2       2
----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      --      -- $ 90.05 $101.55 $131.02 $140.34 $131.31
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --       1       1       2
----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $112.98 $100.29 $104.73 $149.09 $150.41 $152.17
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $113.64 $ 92.49 $112.10 $109.93 $104.10 $ 82.64
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --       3       5       4       6       7
----------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.34 $103.72 $119.40 $151.32 $151.97 $160.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.23 $ 99.06 $116.89 $152.91 $168.10 $166.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $193.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $119.29 $119.71 $135.82 $181.70 $199.20 $218.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1      --       2       2       2       5
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.03 $117.43 $132.01 $157.58 $175.98 $148.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.97 $ 95.72 $ 50.69 $ 69.09 $ 80.69 $ 75.09 $ 85.16 $115.97 $127.44 $131.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.85 $125.41 $127.60 $137.24 $144.74 $152.07 $159.27 $154.43 $159.10 $158.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       2       2       3       2
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.94 $125.50 $ 70.31 $ 98.99 $124.72 $114.08 $130.78 $182.04 $189.55 $185.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.86 $142.98 $ 90.91 $130.33 $161.66 $139.12 $158.62 $213.57 $223.40 $209.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.51 $128.56 $ 67.56 $106.29 $124.23 $117.42 $132.25 $178.07 $200.78 $211.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10       8       5       2       3       3       7       1       1       2
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.53 $115.58 $ 79.79 $ 95.32 $104.80 $101.14 $111.34 $126.12 $128.94 $125.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.49 $116.73 $ 75.33 $ 92.15 $102.43 $ 97.74 $109.53 $129.54 $133.82 $130.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       3       3       4       4       3       3
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.38 $117.70 $ 72.42 $ 90.29 $101.07 $ 95.70 $108.44 $131.65 $136.60 $132.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       1       2       2       2
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------------
                                          2006    2007    2008   2009   2010   2011   2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.17 $119.00 $69.33 $87.96 $98.94 $92.82 $106.39 $132.29 $137.64 $133.63
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --     --     --      --      --      -- $ 91.72
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --     -- $83.28 $ 85.27 $ 93.39 $ 74.80 $ 49.30
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     --      --      --       1       1
--------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Vantage/SM/ Contracts


--------------------------------------------------------------------------------


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $108.13 $110.07 $104.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       2
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.73 $119.82 $115.06 $128.21 $145.58 $148.32 $141.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.60 $106.60 $102.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 96.75 $101.22 $100.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       6      10
------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.56 $ 97.31 $112.76 $147.75 $159.94 $154.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.64 $ 99.26 $113.40 $147.73 $165.50 $165.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $105.39 $ 93.80 $107.75 $147.29 $152.50 $144.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $153.46 $162.11 $ 98.08 $124.22 $139.76 $128.63 $146.13 $183.82 $191.54 $187.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       2       2       3       2       3       6
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.82 $117.41 $121.96 $120.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       5
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.51 $122.65 $108.60 $118.67 $126.66 $128.42 $133.63 $138.73 $141.64 $140.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       4       4       5
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.19 $113.48 $117.21 $116.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.87 $105.81 $108.02 $107.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $124.39 $130.56 $104.67 $119.17 $129.33 $127.77 $136.50 $149.73 $153.69 $151.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       7      11      20
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $242.92 $343.25 $145.67 $217.50 $241.20 $210.44 $244.94 $293.34 $296.80 $290.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.17 $145.80 $ 80.00 $107.72 $117.07 $ 96.76 $111.98 $130.94 $122.16 $116.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.68 $ 87.43 $101.43 $122.23 $113.78 $110.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.94 $145.75 $ 82.67 $107.14 $113.07 $ 94.32 $110.24 $130.89 $120.89 $116.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.30 $106.78 $ 66.51 $ 83.72 $ 95.11 $ 90.63 $103.69 $135.72 $150.74 $150.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 60.37 $ 69.45 $ 42.68 $ 57.27 $ 65.22 $ 62.52 $ 70.75 $ 95.31 $105.35 $109.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1      --      --       3       6
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $163.40 $155.18 $ 87.50 $104.86 $117.56 $111.04 $128.01 $168.73 $188.42 $179.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       2       2       2       2       3       4
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $183.59 $179.75 $108.09 $146.11 $178.03 $160.44 $189.37 $250.75 $276.62 $265.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       1       2       2
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.52 $127.43 $ 95.76 $111.49 $121.93 $118.42 $128.20 $144.28 $147.91 $145.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       3       5       7      13      43      95      93
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.44 $121.46 $126.90 $125.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       5
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $145.39 $153.90 $104.47 $126.77 $140.71 $133.07 $147.66 $176.00 $181.72 $178.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3       5       5       6       6       7       6       8
------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.76 $119.94 $125.04 $123.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.58 $116.77 $ 64.30 $ 86.81 $115.09 $113.78 $130.85 $179.90 $185.40 $179.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       4       8      12
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.56 $106.18 $ 72.05 $ 93.57 $103.63 $103.19 $114.20 $130.20 $137.58 $132.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       4       7       9       9
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.50 $ 98.64 $ 65.36 $ 83.39 $103.11 $ 92.77 $107.84 $146.66 $149.03 $138.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       5       5       5
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.67 $ 60.08 $ 76.79 $ 84.35 $ 80.20 $ 91.54 $112.30 $117.85 $113.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       4       9      10       8
------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.12 $141.99 $ 94.81 $122.39 $131.79 $134.90 $151.11 $191.36 $205.29 $227.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.38 $108.61 $ 66.89 $ 83.28 $ 92.75 $ 88.18 $100.20 $128.88 $140.68 $136.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.86 $109.56 $ 64.51 $ 83.47 $ 89.83 $ 81.83 $ 97.17 $122.73 $123.46 $119.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.63 $138.16 $105.16 $114.73 $121.72 $127.26 $133.36 $131.54 $134.01 $132.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       2       3       4
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.64 $138.89 $ 80.00 $107.09 $136.02 $114.12 $126.46 $185.94 $180.19 $168.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $208.48 $187.01 $115.62 $145.43 $180.17 $163.11 $189.51 $269.12 $254.09 $219.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $157.18 $158.23 $ 99.88 $129.48 $144.66 $139.47 $157.69 $216.10 $235.89 $220.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       3       7       9
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.62 $134.77 $ 90.78 $100.76 $116.00 $114.96 $134.67 $176.55 $190.90 $186.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       6      12      16
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.06 $ 94.90 $ 51.72 $ 67.36 $ 75.42 $ 75.24 $ 87.40 $116.81 $132.05 $132.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.42 $126.86 $ 76.16 $ 99.62 $114.78 $118.78 $138.75 $181.92 $200.03 $202.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.09 $105.11 $ 58.78 $ 75.05 $ 86.53 $ 86.56 $ 99.55 $131.22 $146.30 $145.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.18 $124.31 $112.63 $115.08 $121.12 $126.30 $129.64 $126.94 $129.36 $129.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       4       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.95 $ 91.49 $ 74.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.33 $107.91 $ 67.29 $ 84.28 $ 95.91 $ 96.88 $111.07 $145.35 $163.39 $163.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       4       5       7
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.94 $121.36 $104.07 $120.76 $131.72 $132.83 $139.10 $153.61 $155.35 $158.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.30 $151.41 $104.46 $147.03 $194.05 $186.34 $218.50 $302.44 $310.16 $291.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       2       2       3       4       5
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.53 $109.34 $115.84 $117.53 $124.32 $129.14 $133.27 $129.27 $129.77 $124.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.84 $103.27 $ 99.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.11 $136.21 $140.40 $136.52 $141.57 $148.33 $149.03 $145.85 $147.34 $147.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $140.38 $156.05 $ 76.51 $ 96.76 $101.30 $ 88.50 $102.38 $123.74 $114.63 $111.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       2       2       2       2       2       3
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.95 $117.33 $ 73.61 $ 94.05 $107.82 $105.15 $123.90 $166.47 $180.41 $168.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.61 $132.31 $ 79.29 $104.38 $116.66 $110.00 $127.02 $171.61 $195.31 $189.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       5
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.16 $ 75.03 $ 47.58 $ 64.48 $ 74.39 $ 75.76 $ 86.48 $114.01 $127.32 $132.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.34 $106.08 $ 45.70 $ 54.18 $ 61.79 $ 61.28 $ 71.09 $ 93.08 $104.31 $ 99.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.57 $167.16 $ 99.33 $135.64 $155.13 $137.81 $164.13 $185.60 $175.43 $174.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $138.97 $149.37 $ 75.38 $102.20 $127.87 $124.17 $144.65 $190.81 $206.93 $200.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.08 $116.77 $118.64 $118.04 $117.46 $116.87 $116.29 $115.71 $115.13 $114.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       3
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.28 $164.77 $ 86.36 $134.96 $177.66 $163.17 $176.56 $243.39 $240.46 $226.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       1       1      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.23 $116.99 $ 68.98 $ 95.14 $109.04 $ 99.14 $118.74 $149.26 $151.18 $155.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       2       4
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 91.23 $ 97.91 $ 95.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2       8      10
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.80 $110.69 $105.68 $113.57 $113.96 $113.17 $114.29 $113.81 $113.14 $112.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       3       4
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.25 $139.64 $129.84 $137.03 $144.85 $145.89 $149.02 $144.88 $148.34 $147.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $169.88 $165.93 $108.75 $136.48 $170.86 $163.21 $187.63 $256.62 $267.72 $254.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.11 $117.48 $ 67.56 $ 95.88 $111.04 $108.34 $128.20 $175.94 $190.19 $208.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.82 $135.71 $ 80.98 $106.71 $120.05 $116.08 $130.37 $175.81 $200.20 $196.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------------
                                          2006   2007    2008   2009    2010    2011    2012    2013    2014    2015
----------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $90.42 $100.16 $72.15 $100.72 $117.54 $110.09 $131.92 $182.55 $188.54 $189.97
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $106.39 $102.91 $118.93 $154.96 $172.15 $172.00
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --       1      --       2
----------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $108.10 $100.47 $118.14 $155.82 $175.64 $158.12
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --       1       2       2       3
----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $111.15 $103.15 $131.22 $133.74 $152.16 $148.76
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --       1       2       8      14      16
----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      --      -- $ 95.50 $111.14 $118.07 $119.34 $114.74
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --       1       2       3       4
----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $110.03 $101.82 $116.77 $137.93 $137.37 $133.11
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --       1       2       4
----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $104.77 $ 97.47 $107.28 $137.13 $142.13 $135.37
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $109.11 $107.50 $121.56 $165.81 $168.42 $157.96
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $114.08 $103.21 $104.10 $132.33 $117.77 $ 91.23
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --       1       2       4       5
----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $106.52 $111.56 $131.69 $144.79 $146.81 $136.58
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --       1       4       8      12
----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      --      -- $ 90.17 $101.88 $131.72 $141.38 $132.54
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --       1       1       1
----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $113.13 $100.63 $105.30 $150.20 $151.84 $153.92
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $113.71 $ 92.74 $112.62 $110.67 $105.01 $ 83.53
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --       1       6      14      20
----------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.49 $104.07 $120.05 $152.45 $153.41 $162.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       8      14      21
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.37 $ 99.40 $117.53 $154.05 $169.70 $168.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $196.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $119.37 $120.03 $136.46 $182.92 $200.94 $221.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.10 $117.74 $132.63 $158.64 $177.53 $150.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.87 $ 88.52 $ 46.97 $ 64.15 $ 75.07 $ 70.00 $ 79.55 $108.55 $119.53 $123.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.06 $126.94 $129.41 $139.47 $147.39 $155.17 $162.84 $158.21 $163.32 $162.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       2       5
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.09 $127.03 $ 71.31 $100.60 $127.00 $116.41 $133.71 $186.49 $194.58 $190.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $145.32 $144.72 $ 92.21 $132.45 $164.62 $141.96 $162.17 $218.80 $229.33 $215.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.62 $130.12 $ 68.52 $108.02 $126.51 $119.81 $135.22 $182.43 $206.11 $217.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1      --       1       1
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.60 $115.88 $ 80.16 $ 95.96 $105.72 $102.23 $112.77 $127.99 $131.12 $127.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.56 $117.04 $ 75.68 $ 92.77 $103.33 $ 98.80 $110.93 $131.46 $136.08 $132.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       6
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.45 $118.01 $ 72.76 $ 90.90 $101.96 $ 96.73 $109.83 $133.60 $138.90 $135.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       4
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------------
                                          2006    2007    2008   2009   2010   2011   2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.24 $119.32 $69.65 $88.55 $99.81 $93.82 $107.75 $134.25 $139.96 $136.17
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     --      --      --      --       3
--------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --     --     --      --      --      -- $ 91.95
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --     -- $83.39 $ 85.55 $ 93.89 $ 75.35 $ 49.76
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     --       1       1       1       1
--------------------------------------------------------------------------------------------------------------------

TSA Advantage/SM/

--------------------------------------------------------------------------------


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $107.64 $108.80 $102.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       3      25      43
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.51 $118.72 $113.20 $125.25 $141.22 $142.87 $135.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3      18      52      96     137     169     190
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.12 $105.37 $100.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       9      27
------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 96.31 $100.05 $ 98.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       5      34      98
------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.03 $ 96.15 $110.64 $143.94 $154.73 $148.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       5      11      12      15      17      20
------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.13 $ 98.08 $111.26 $143.93 $160.10 $158.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7      16      21      27      34      41
------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.88 $ 92.69 $105.72 $143.50 $147.53 $138.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       5       7       8       9      12
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $149.99 $157.32 $ 94.51 $118.85 $132.78 $121.35 $136.88 $170.99 $176.91 $171.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        83     150     183     240     367     480     574     676     774     879
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.35 $116.06 $119.71 $117.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       3      16      31      45
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.87 $119.03 $104.64 $113.55 $120.34 $121.15 $125.18 $129.04 $130.83 $128.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        55     100     129     137     165     181     205     211     215     223
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $102.73 $112.17 $115.05 $113.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       9      19      29
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.41 $104.59 $106.02 $104.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2      11       8      12
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.57 $126.70 $100.86 $114.02 $122.87 $120.54 $127.87 $139.27 $141.95 $139.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        80     145     141     173     238     290     364     422     465     492
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $271.98 $381.60 $160.80 $238.40 $262.52 $227.43 $262.85 $312.57 $314.03 $304.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       180     196     162     167     176     165     165     162     158     152
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.30 $155.16 $ 84.53 $113.03 $121.97 $100.10 $115.03 $133.56 $123.73 $116.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       121     116     128     167     224     233     234     249     301     308
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.17 $ 86.39 $ 99.52 $119.08 $110.07 $106.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      12      17      24      30      37
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $156.89 $170.79 $ 96.19 $123.78 $129.72 $107.44 $124.70 $147.01 $134.82 $128.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       231     237     198     175     164     143     127     117     111     108
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.21 $106.95 $ 66.14 $ 82.67 $ 93.27 $ 88.25 $100.25 $130.30 $143.70 $142.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        28      26      26      22      25      23      21      19      33      34
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.21 $112.19 $ 68.46 $ 91.21 $103.14 $ 98.18 $110.32 $147.58 $161.97 $166.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       178     167     153     147     145     156     148     142     302     282
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.93 $135.72 $ 75.99 $ 90.43 $100.67 $ 94.42 $108.08 $141.46 $156.85 $148.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       471   1,183     917     756     639     532     449     386     394     357
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $140.50 $136.59 $ 81.55 $109.46 $132.44 $118.52 $138.90 $182.63 $200.06 $190.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       382     349     268     368     333     282     247     226     208     191
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.55 $144.41 $107.76 $124.58 $135.28 $130.46 $140.23 $156.72 $159.53 $156.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       699     821     794     826     994   1,170   1,393   1,595    1799    1949
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.96 $120.06 $124.56 $122.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      12      39      91     148
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.10 $149.35 $100.67 $121.30 $133.69 $125.54 $138.32 $163.71 $167.84 $163.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       290     487     554     652     867   1,047   1,184   1,339    1476    1602
------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.29 $118.56 $122.73 $120.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       5      18      48      67
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.30 $155.98 $ 85.28 $114.32 $150.51 $147.75 $168.72 $230.33 $235.70 $226.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       245     215     191     181     168     149     146     144     141     146
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.34 $105.20 $ 70.88 $ 91.41 $100.52 $ 99.40 $109.23 $123.64 $129.74 $124.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22     149     134     120     113      87      78      80      89     103
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.27 $ 97.73 $ 64.30 $ 81.46 $100.02 $ 89.35 $103.13 $139.28 $140.53 $129.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2      10      15      15      17      15      16      17      16      17
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.25 $ 59.39 $ 75.38 $ 82.21 $ 77.62 $ 87.98 $107.16 $111.67 $107.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      69      87      86      85      91      93      94     120     134
------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.29 $138.79 $ 92.02 $117.96 $126.12 $128.19 $142.58 $179.29 $190.99 $210.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5      11      33      40      47      37      34      29      25      24
------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.15 $107.60 $ 65.81 $ 81.35 $ 89.97 $ 84.93 $ 95.83 $122.40 $132.66 $127.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      73      71      61      51      41      36      31      27      23
------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.63 $108.55 $ 63.47 $ 81.54 $ 87.00 $ 78.82 $ 92.93 $116.56 $116.42 $111.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      54      43      51      65      75      87      99     112     119
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.90 $106.89 $ 80.78 $ 87.51 $ 92.20 $ 95.71 $ 99.60 $ 97.55 $ 98.68 $ 96.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       218     211     154     139     144     134     138     137     137     140
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.55 $135.77 $ 77.65 $103.21 $130.17 $108.44 $119.32 $174.21 $167.63 $155.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        50      72      59      50      42      35      30      28      22      19
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $210.41 $187.41 $115.05 $143.69 $176.76 $158.90 $183.31 $258.49 $242.34 $207.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       127     112      94      85      70      57      48      42      35      31
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $187.75 $187.68 $117.63 $151.42 $167.98 $160.81 $180.54 $245.68 $266.28 $246.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       276     266     237     251     300     349     394     457     530     602
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.59 $131.73 $ 88.11 $ 97.11 $111.01 $109.25 $127.07 $165.42 $177.60 $172.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        67      72      68      68      74      80      97     120     127     130
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.38 $101.24 $ 54.79 $ 70.85 $ 78.76 $ 78.03 $ 90.00 $119.44 $134.07 $133.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      12      12      15      21      39      37      46      56      65
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.03 $133.60 $ 79.64 $103.44 $118.34 $121.60 $141.05 $183.63 $200.50 $201.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       143     370     316     277     243     210     184     166     150     139
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.28 $119.90 $ 66.57 $ 84.41 $ 96.63 $ 95.98 $109.61 $143.46 $158.83 $156.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,179   1,018     858     780     690     612     548     527     505     494
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.91 $119.09 $107.14 $108.70 $113.61 $117.63 $119.89 $116.56 $117.95 $117.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       144     159     122     139     130     120     121     134     158     187
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.51 $ 90.43 $ 73.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       3      10      21
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.68 $122.02 $ 75.56 $ 93.97 $106.19 $106.50 $121.24 $157.55 $175.85 $175.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       652     649     588     572     574     578     597     680     796     987
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.57 $119.10 $101.40 $116.85 $126.55 $126.72 $131.77 $144.49 $145.10 $147.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      21      18      17      19      17      15      11       9       8
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.07 $148.00 $101.39 $141.70 $185.71 $177.07 $206.17 $283.37 $288.56 $268.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        80     128     143     181     264     338     427     528     636     744
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.66 $107.62 $113.22 $114.06 $119.80 $123.57 $126.63 $121.97 $121.57 $115.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      37      73      76     101     105      99      93      91      87
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.38 $102.08 $ 97.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       5      15      28
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.94 $137.19 $140.41 $135.57 $139.60 $145.23 $144.89 $140.80 $141.24 $140.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       138     124     110      90      76      66      55      45      38      32
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.89 $154.42 $ 75.18 $ 94.40 $ 98.13 $ 85.13 $ 97.79 $117.36 $107.95 $104.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       454     488     436     384     331     273     216     182     159     143
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.54 $115.14 $ 71.73 $ 91.00 $103.59 $100.32 $117.37 $156.59 $168.50 $156.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        23      32      24      24      27      22      16      19     141     144
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.65 $124.59 $ 74.13 $ 96.91 $107.54 $100.69 $115.45 $154.88 $175.03 $168.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        39      38      31      26      29      29      27      33      38      51
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.76 $ 78.56 $ 49.46 $ 66.57 $ 76.26 $ 77.12 $ 87.41 $114.42 $126.88 $131.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       249     223     194     188     179     176     181     204     241     292
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.35 $104.42 $ 44.66 $ 52.58 $ 59.54 $ 58.64 $ 67.55 $ 87.81 $ 97.71 $ 92.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        41      49      27      28      30      69      75      91     122     159
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.89 $164.04 $ 96.79 $131.24 $149.04 $131.48 $155.48 $174.58 $163.85 $162.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      40      40      42      49      57      71      98     129     164
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.84 $138.57 $ 69.43 $ 93.48 $116.13 $111.98 $129.53 $169.67 $182.70 $175.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       494     531     504     465     434     389     364     369     392     445
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.78 $120.81 $121.87 $120.40 $118.97 $117.54 $116.13 $114.74 $113.36 $112.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       103     133     101      61      49      51      42      37      37      40
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.70 $161.70 $ 84.15 $130.59 $170.69 $155.66 $167.26 $228.94 $224.59 $209.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      34      47      85     149     218     283     318     362     392
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.99 $115.91 $ 67.86 $ 92.93 $105.76 $ 95.49 $113.56 $141.74 $142.55 $145.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      17      29      36      52      94     110     149     192     258
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 90.81 $ 96.78 $ 93.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       6      23      57
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.64 $108.63 $102.98 $109.89 $109.49 $107.97 $108.26 $107.05 $105.67 $104.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        56      73     145     198     180     156     152     155     163     168
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.39 $139.83 $129.11 $135.29 $142.01 $142.03 $144.05 $139.07 $141.38 $140.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       130     124      94     123     108      95      88      80      77      77
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $163.91 $158.96 $103.45 $128.91 $160.25 $152.00 $173.52 $235.64 $244.10 $230.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       167     193     185     195     188     176     166     163     162     173
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.40 $114.84 $ 65.57 $ 92.41 $106.26 $102.95 $120.97 $164.85 $176.94 $192.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        30     152     155     200     266     324     402     492     590     703
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.73 $132.66 $ 78.60 $102.84 $114.89 $110.31 $123.01 $164.72 $186.25 $181.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        46      65      64      57      52      40      28      25      24      26
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------------
                                          2006   2007   2008   2009   2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $88.82 $97.69 $69.88 $96.86 $112.25 $104.39 $124.21 $170.67 $175.03 $175.12
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       38     41     47     60      85     117     120     120     107      93
--------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     -- $105.87 $101.69 $116.69 $150.97 $166.54 $165.23
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      46     196     359     506     647     792
--------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     -- $107.57 $ 99.27 $115.92 $151.81 $169.92 $151.89
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --       3      13      26      46      68      91
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     -- $110.61 $101.93 $128.75 $130.30 $147.20 $142.90
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      10      30      54      85     122     162
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --      -- $ 95.08 $109.87 $115.89 $116.31 $111.04
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      --       5      28      51      71     101
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     -- $109.49 $100.62 $114.57 $134.38 $132.89 $127.86
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      11      37      69     100     142     199
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     -- $104.26 $ 96.31 $105.26 $133.60 $137.50 $130.03
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --       4      14      18      22      28      37
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     -- $108.58 $106.22 $119.27 $161.54 $162.93 $151.73
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --       2       7      10      14      16      20
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     -- $113.52 $101.98 $102.14 $128.92 $113.92 $ 87.63
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      10      31      49      67     101     142
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     -- $106.27 $110.52 $129.55 $141.43 $142.39 $131.53
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      10      62     152     252     350     439
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --      -- $ 89.76 $100.71 $129.29 $137.79 $128.27
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      --      10      61     127     178     235
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     -- $112.58 $ 99.44 $103.32 $146.34 $146.89 $147.86
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --       2       9      21      27      31      44
--------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     -- $113.45 $ 91.87 $110.79 $108.09 $101.84 $ 80.44
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      30     123     228     342     468     626
--------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $105.97 $102.84 $117.79 $148.53 $148.41 $155.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      15      75     138     248     386     564
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.87 $ 98.22 $115.31 $150.09 $164.17 $162.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       8      15      19      27      30      31
------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $188.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      28
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $119.10 $118.91 $134.23 $178.67 $194.90 $212.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       5      19      34      46      61      89
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.84 $116.64 $130.46 $154.96 $172.18 $145.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       5      41      81     117     159     195
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.55 $ 86.44 $ 45.54 $ 61.76 $ 71.76 $ 66.45 $ 74.98 $101.59 $111.08 $114.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       112      98      84     166     203     170     147     130     116     107
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.90 $121.67 $123.17 $131.81 $138.31 $144.59 $150.67 $145.36 $149.00 $147.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       111     108      95      97     127     110     154     182     189     200
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.13 $121.76 $ 67.87 $ 95.07 $119.18 $108.47 $123.72 $171.33 $177.51 $172.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       116     107      96      92      79      64      52      44      38      36
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $140.28 $138.72 $ 87.76 $125.17 $154.48 $132.28 $150.05 $201.01 $209.20 $195.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        85      82      69      66      62      49      41      37      30      26
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.79 $124.72 $ 65.21 $102.08 $118.71 $111.64 $125.11 $167.60 $188.02 $197.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       124     126     121     131     140     131     123     117     116     118
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.37 $114.81 $ 78.86 $ 93.74 $102.55 $ 98.46 $107.85 $121.54 $123.64 $119.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5      11      13      18      22      24      25      30      33
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.32 $115.96 $ 74.45 $ 90.62 $100.22 $ 95.16 $106.09 $124.84 $128.32 $124.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2      15      24      33      39      50      62      72      89     101
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.21 $116.92 $ 71.58 $ 88.79 $ 98.89 $ 93.17 $105.04 $126.88 $130.98 $126.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       7      14      22      32      45      58      75      94     116
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------------
                                          2006    2007    2008   2009   2010   2011   2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.99 $118.22 $68.52 $86.50 $96.81 $90.36 $103.05 $127.49 $131.98 $127.49
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5      9     12     19     32      47      65      87     116
--------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --     --     --      --      --      -- $ 91.54
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     --      --      --      --       4
--------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --     -- $83.02 $ 84.57 $ 92.15 $ 73.43 $ 48.15
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     17      38      49      65      87
--------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Modified Oregon TSA Contract

--------------------------------------------------------------------------------


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $107.85 $109.35 $103.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       3       4
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.60 $119.19 $113.99 $126.51 $143.08 $145.18 $138.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       4       7      10      12      12
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.33 $105.90 $101.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 96.50 $100.55 $ 99.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       6      11
------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.26 $ 96.65 $111.55 $145.56 $156.94 $150.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.35 $ 98.58 $112.17 $145.55 $162.40 $161.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $105.10 $ 93.16 $106.58 $145.12 $149.64 $140.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.47 $159.36 $ 96.03 $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       9      19      70     120     155     191     255     283     301
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.55 $116.64 $120.67 $118.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       4       6
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.00 $120.57 $106.32 $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3      12      24      31      37      46      56      58
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $102.93 $112.73 $115.97 $114.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.61 $105.11 $106.87 $105.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $122.77 $128.34 $102.48 $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       7      10      28      50      65      79      96     103     113
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $350.50 $493.27 $208.48 $310.04 $342.45 $297.57 $344.97 $411.47 $414.64 $403.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       3       3       3       2       6       6       6
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.38 $159.14 $ 86.97 $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       5       6      10      23      28      30      33      46      49
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.38 $ 86.84 $100.34 $120.42 $111.65 $107.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.43 $175.18 $ 98.96 $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      20      21      36      49      44      46      52      51      50
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.56 $109.70 $ 68.05 $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       3       5       5       5       5       6       6
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.95 $107.65 $ 65.89 $ 88.06 $ 99.88 $ 95.36 $107.48 $144.21 $158.75 $163.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       3       3       3       5       5       4       6      24      24
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $147.18 $139.22 $ 78.18 $ 93.31 $104.20 $ 98.03 $112.55 $147.76 $164.33 $156.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        18      16      15      14      17      16      15      31      30      29
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $178.95 $174.50 $104.51 $140.70 $170.75 $153.26 $180.17 $237.61 $261.07 $249.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       6       8       7       6      12      12      11
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $126.31 $133.43 $100.17 $116.47 $127.21 $123.38 $133.44 $149.58 $153.13 $150.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      19      17      15      15      15      15      11      11      12
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.17 $120.66 $125.56 $123.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       7      11
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.50 $151.29 $102.29 $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      35      59     160     246     297     342     393     417     425
------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.50 $119.15 $123.72 $121.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       3
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.15 $160.90 $ 88.24 $118.65 $156.68 $154.27 $176.70 $241.96 $248.36 $238.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       4       4       4       4       5       4       4
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.43 $105.62 $ 71.38 $ 92.33 $101.84 $101.01 $111.34 $126.42 $133.05 $127.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       7       6       8      12      12      11      14      16      20
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.24 $ 98.12 $ 64.76 $ 82.29 $101.33 $ 90.80 $105.13 $142.40 $144.12 $133.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       3       3       2       3       3       3
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.43 $ 59.69 $ 75.98 $ 83.12 $ 78.72 $ 89.49 $109.34 $114.29 $110.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       6       8       9      10      12      13      15
------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.07 $140.16 $ 93.21 $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       5       7       8       8       8       8
------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.25 $108.03 $ 66.27 $ 82.17 $ 91.15 $ 86.31 $ 97.68 $125.14 $136.04 $131.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       6       6       6       8       8       8
------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.73 $108.98 $ 63.91 $ 82.36 $ 88.15 $ 80.10 $ 94.73 $119.17 $119.40 $115.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       3       7       8       8      11      12      14
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.02 $110.41 $ 83.70 $ 90.94 $ 96.10 $100.07 $104.45 $102.61 $104.11 $102.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       5       5       5       5       5       4       5       4       4
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.44 $137.10 $ 78.65 $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       2       3       4       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $215.15 $192.22 $118.36 $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      13      12      12      13      12      11      13      12      11
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $189.64 $190.15 $119.54 $154.34 $171.74 $164.91 $185.71 $253.48 $275.57 $256.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       4       4       6       6      10      11      14
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.46 $133.03 $ 89.25 $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       8      13      15      17      24      24      23
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.45 $103.84 $ 56.37 $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       4       4       5       5       5       7       7       8
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.03 $137.03 $ 81.94 $106.74 $122.49 $126.25 $146.89 $191.81 $210.07 $212.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      25      22      24      23      16      14      14      14      14
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.76 $112.55 $ 62.69 $ 79.72 $ 91.54 $ 91.20 $104.47 $137.15 $152.30 $150.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        43      29      25      23      22      20      18      15      14      13
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.73 $121.31 $109.47 $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       7      13      16      17      22      26      31      35
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.70 $ 90.88 $ 73.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $122.77 $127.68 $ 79.31 $ 98.92 $112.13 $112.80 $128.81 $167.88 $187.96 $187.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      11      11      12      14      14      15      29      32      36
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.15 $120.07 $102.54 $118.51 $128.75 $129.31 $134.87 $148.34 $149.42 $151.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4       5       6       6       7
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.99 $149.46 $102.70 $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       5       8      18      37      54      67      92     103     114
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.03 $108.35 $114.34 $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       5       7      12      19      23      24      25      25
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.58 $102.59 $ 98.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.20 $141.06 $144.81 $140.25 $144.85 $151.15 $151.25 $147.43 $148.34 $147.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       2       2       2       2       2       2       2       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $148.60 $164.52 $ 80.34 $101.19 $105.51 $ 91.81 $105.78 $127.34 $117.49 $113.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      11      10      10      12      12      11      19      19      19
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.15 $116.08 $ 72.53 $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       4       4       5       8      24      28
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.93 $128.17 $ 76.49 $100.30 $111.64 $104.85 $120.58 $162.26 $183.92 $178.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.34 $ 80.58 $ 50.89 $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       9       9      11      14      18      23      27      34      44
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.77 $105.13 $ 45.11 $ 53.26 $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      10       6      19      20      32      38      43
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.61 $165.37 $ 97.87 $133.11 $151.63 $134.16 $159.14 $179.23 $168.73 $167.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       5      16      25      34      40      39      41
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.35 $141.69 $ 71.21 $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      24      25      43      54      55      57      73      85      98
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.50 $112.59 $113.93 $112.89 $111.89 $110.88 $109.88 $108.89 $107.92 $106.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.38 $163.01 $ 85.09 $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       4      11      27      45      60      67      69      71
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.10 $116.38 $ 68.34 $ 93.87 $107.16 $ 97.04 $115.76 $144.92 $146.19 $149.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       6       8       9      15      17      19
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 90.99 $ 97.27 $ 94.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       5      11
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.13 $109.51 $104.14 $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       7      15      20      28      27      28      32      33      33
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $138.66 $143.64 $133.03 $139.83 $147.22 $147.68 $150.23 $145.48 $148.36 $147.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       5       4       4       4       4       4       4       3       2
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $166.44 $161.92 $105.69 $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       7       8      19      26      25      26      31      33      34
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.14 $115.97 $ 66.42 $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4       4      10      27      45      62      71      72      80
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.62 $133.96 $ 79.61 $104.49 $117.08 $112.75 $126.12 $169.40 $192.12 $187.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       2       2       3       4       7
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------------------
                                          2006   2007    2008   2009   2010    2011    2012    2013    2014    2015
---------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $90.83 $100.21 $71.89 $99.96 $116.19 $108.38 $129.35 $178.27 $183.38 $184.04
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        3       2      2      3      11      17      20      29      33      34
---------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $106.10 $102.22 $117.64 $152.67 $168.93 $168.10
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --       4       8      13      19      26
---------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $107.80 $ 99.78 $116.87 $153.52 $172.35 $154.53
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --      --       1       1       2       4
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $110.84 $102.45 $129.80 $131.77 $149.31 $145.39
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --      --       1       2       3       5
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     --      -- $ 95.26 $110.41 $116.82 $117.60 $112.62
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --      --       3       4       6       7
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $109.72 $101.13 $115.51 $135.90 $134.79 $130.09
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --       1       2       3       3       5
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $104.48 $ 96.81 $106.12 $135.10 $139.47 $132.30
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --      --      --       2       2       2
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $108.80 $106.77 $120.25 $163.36 $165.27 $154.38
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --      --      --      --      --       1
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $113.76 $102.50 $102.98 $130.38 $115.56 $ 89.16
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --      --       1       1       1       4
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $106.38 $110.97 $130.46 $142.86 $144.28 $133.68
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --       4      18      35      52      66
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     --      -- $ 89.94 $101.21 $130.33 $139.32 $130.09
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --       1       6      14      20      27
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $112.82 $ 99.95 $104.16 $147.99 $148.99 $150.43
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --      --      --      --      --      --       1
---------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --     -- $113.56 $ 92.25 $111.57 $109.19 $103.19 $ 81.75
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --     --       2      12      23      37      50      69
---------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.19 $103.36 $118.75 $150.20 $150.54 $158.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       6       9      16
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.09 $ 98.72 $116.26 $151.78 $166.52 $164.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $191.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $119.21 $119.39 $135.19 $180.48 $197.47 $216.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       4       6       8
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.95 $117.11 $131.39 $156.53 $174.46 $147.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       3       7      13      23      27
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.63 $ 73.67 $ 39.00 $ 53.16 $ 62.06 $ 57.71 $ 65.40 $ 89.07 $ 97.85 $100.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        29      21      20      19      19      14      14      11      10       9
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.67 $123.90 $125.82 $135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       6      10      13      16      16      17      18
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.81 $123.99 $ 69.33 $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4       4       4       6       6       7      10      10      11
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.42 $141.27 $ 89.64 $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       5       7       8       9      11      11      10
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.42 $127.01 $ 66.61 $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       6       5       7      10      10      12      12      13      14
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.47 $115.27 $ 79.42 $ 94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       6      14      14      16      18      15      17
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.42 $116.42 $ 74.97 $ 91.54 $101.54 $ 96.70 $108.15 $127.64 $131.59 $127.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       5      15      19      22      29      31      36
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.31 $117.39 $ 72.08 $ 89.69 $100.20 $ 94.68 $107.07 $129.72 $134.33 $130.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4      11      13      15      19      22      24
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------------
                                          2006    2007    2008   2009   2010   2011   2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.10 $118.69 $69.01 $87.37 $98.09 $91.83 $105.04 $130.35 $135.35 $131.15
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      1      4      7      9      11      13      16      19
--------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --     --     --      --      --      -- $ 91.72
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --     -- $83.18 $ 84.99 $ 92.90 $ 74.25 $ 48.84
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --      2       6      10      13      17
--------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Modified Texas TSA Contracts

--------------------------------------------------------------------------------


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $107.54 $108.55 $102.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       7      16      27
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.46 $118.50 $112.83 $124.66 $140.36 $141.80 $134.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      15      68     133     164     165     160     156
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.03 $105.12 $ 99.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2      15      19
------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 96.22 $ 99.82 $ 98.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       5      37      57
------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $119.72 $108.41 $124.57 $161.84 $173.71 $166.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      10      12      19      18      19
------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $115.33 $109.53 $124.07 $160.27 $178.03 $176.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      12      17      20      29      31
------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $123.77 $109.23 $124.41 $168.64 $173.12 $162.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       4       5      10      10      10
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $149.30 $156.38 $ 93.81 $117.80 $131.43 $119.94 $135.10 $168.52 $174.11 $168.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       364     741   1,158   1,647   1,916   2,022   2,024   1,966   1,942   1,884
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.26 $115.79 $119.26 $116.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      13      40      59      73
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.35 $118.31 $103.87 $112.55 $119.11 $119.75 $123.55 $127.18 $128.76 $126.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        91     231     309     378     424     441     433     384     355     324
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $102.63 $111.91 $114.62 $112.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       7      14      25      26
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.32 $104.34 $105.63 $104.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       5      11      14      16
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.01 $125.94 $100.11 $113.02 $121.62 $119.14 $126.21 $137.27 $139.71 $136.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       222     406     540     685     753     769     760     725     677     619
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $305.48 $428.77 $180.82 $267.70 $293.92 $253.38 $292.43 $347.25 $348.38 $337.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      12      16      21      22      23      23      22      22      21
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.89 $153.33 $ 83.42 $111.38 $120.02 $ 98.36 $112.87 $130.87 $121.06 $114.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       534     576     683     805     838     817     756     700     974     918
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.50 $ 92.35 $106.23 $126.93 $117.16 $112.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2      18      20      23      24      31
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $155.26 $168.78 $ 94.92 $121.98 $127.65 $105.58 $122.36 $144.05 $131.92 $126.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,505   1,600   1,585   1,655   1,622   1,495   1,381   1,277   1,194   1,134
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.13 $105.70 $ 65.27 $ 81.47 $ 91.78 $ 86.71 $ 98.37 $127.68 $140.60 $139.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       116     107     111     124     129     116     100      93     169     152
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.04 $172.29 $104.99 $139.68 $157.73 $149.93 $168.24 $224.72 $246.29 $252.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,844   1,655   1,531   1,451   1,338   1,300   1,181   1,083   2,305   2,165
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit Value                            $142.44 $134.27 $ 75.50 $ 89.84 $100.08 $ 94.00 $107.44 $140.42 $155.49 $147.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,714   9,158   8,082   7,621   6,915   6,275   5,681   5,207   5,055   4,721
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $175.70 $170.56 $101.70 $136.30 $164.68 $147.16 $172.23 $226.13 $247.35 $235.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,273   2,189   2,009   2,681   2,473   2,260   2,072   1,919   1,780   1,667
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.00 $ 66.55 $ 49.96 $ 58.09 $ 63.45 $ 61.54 $ 66.55 $ 74.81 $ 76.59 $ 75.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    18,359  17,845  17,357  17,262  16,700  15,660  14,597  13,487  12,511  11,567
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.87 $119.78 $124.09 $121.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       8      39      60      75
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.45 $148.46 $ 99.92 $120.23 $132.32 $124.08 $136.52 $161.35 $165.19 $160.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,337   2,455   3,252   3,922   4,210   4,268   4,165   4,007   3,883   3,745
------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.20 $118.28 $122.27 $119.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       4      13      22      27
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $186.13 $214.81 $117.58 $157.78 $207.94 $204.35 $233.02 $317.66 $324.60 $310.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,655   1,500   1,411   1,367   1,291   1,180   1,071     992     918     852
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.29 $105.01 $ 70.65 $ 90.98 $ 99.91 $ 98.65 $108.25 $122.37 $128.22 $122.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        90     570     600     614     565     527     489     467     505     471
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.22 $ 97.55 $ 64.09 $ 81.08 $ 99.41 $ 88.68 $102.21 $137.84 $138.88 $128.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      50      93     113     120     121     111     104      98      90
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.16 $ 59.25 $ 75.10 $ 81.79 $ 77.11 $ 87.28 $106.16 $110.47 $105.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     176     330     389     418     419     405     408     421     408
------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.92 $138.16 $ 91.48 $117.09 $125.01 $126.89 $140.93 $176.97 $188.25 $207.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        23      87     155     200     224     203     190     176     155     153
------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.10 $107.40 $ 65.59 $ 80.97 $ 89.42 $ 84.29 $ 94.98 $121.14 $131.10 $126.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        32     228     241     265     252     231     208     189     168     153
------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.58 $108.35 $ 63.26 $ 81.16 $ 86.47 $ 78.23 $ 92.10 $115.35 $115.06 $110.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        30     188     210     250     249     247     240     238     234     223
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $178.48 $182.06 $137.74 $149.37 $157.53 $163.72 $170.12 $166.15 $167.83 $164.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       737     723     624     580     564     522     492     448     406     371
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.13 $135.15 $ 77.18 $102.45 $129.03 $107.34 $117.94 $171.95 $165.22 $153.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       216     308     303     317     309     276     249     261     222     206
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $208.22 $185.20 $113.53 $141.60 $173.94 $156.14 $179.88 $253.28 $237.12 $203.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       794     739     675     668     622     559     511     480     441     417
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $242.07 $241.63 $151.23 $194.39 $215.34 $205.86 $230.79 $313.62 $339.44 $314.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,272   1,248   1,236   1,328   1,394   1,422   1,386   1,345   1,311   1,269
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.19 $131.14 $ 87.59 $ 96.39 $110.04 $108.14 $125.60 $163.27 $175.05 $169.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       292     333     358     386     381     367     388     424     399     374
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.43 $100.04 $ 54.07 $ 69.81 $ 77.50 $ 76.67 $ 88.31 $117.03 $131.18 $130.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       167     196     213     240     247     248     243     242     243     233
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $131.65 $132.02 $ 78.59 $101.93 $116.45 $119.49 $138.41 $179.93 $196.18 $197.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       923   1,410   1,258   1,168   1,072     963     884     825     744     690
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $374.77 $384.25 $213.98 $271.80 $311.66 $310.05 $354.66 $464.93 $515.55 $509.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     8,175   6,992   6,150   5,705   5,168   4,630   4,157   3,759   3,428   3,160
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.08 $118.07 $106.08 $107.47 $112.15 $115.97 $118.03 $114.59 $115.78 $114.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       643     748     667     798     771     721     684     639     599     572
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.43 $ 90.22 $ 72.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       8      21      28
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $310.53 $322.33 $199.82 $248.75 $281.41 $282.55 $321.22 $416.78 $464.56 $461.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,920   2,757   2,594   2,527   2,394   2,246   2,120   2,010   1,936   1,890
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.29 $118.65 $100.88 $116.08 $125.54 $125.53 $130.35 $142.73 $143.13 $144.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        39      65      71      75      93     100      95      97      93      83
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.64 $147.33 $100.79 $140.66 $184.08 $175.27 $203.78 $279.70 $284.41 $264.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       362     647     842   1,109   1,363   1,484   1,517   1,556   1,523   1,490
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.48 $107.28 $112.70 $113.38 $118.92 $122.49 $125.34 $120.55 $119.99 $113.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        46     131     314     314     355     382     383     340     310     281
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.29 $101.84 $ 97.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       4      11      14
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.48 $169.61 $173.78 $167.97 $173.15 $180.33 $179.64 $174.33 $174.62 $173.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       532     504     484     438     402     369     336     299     272     253
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $178.84 $197.62 $ 96.32 $121.08 $126.00 $109.42 $125.52 $150.42 $138.16 $133.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     4,232   4,096   3,827   3,659   3,352   3,078   2,822   2,609   2,454   2,344
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.26 $114.71 $ 71.36 $ 90.40 $102.76 $ 99.37 $116.10 $154.68 $166.21 $153.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       110     144     151     161     166     175     180     204     488     451
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.85 $156.76 $ 93.14 $121.58 $134.73 $125.98 $144.24 $193.23 $218.05 $210.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       362     351     314     309     306     282     258     243     232     235
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.04 $ 77.63 $ 48.81 $ 65.60 $ 75.04 $ 75.78 $ 85.77 $112.12 $124.15 $128.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,671   1,480   1,401   1,420   1,314   1,246   1,199   1,132   1,094   1,064
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.16 $104.09 $ 44.46 $ 52.26 $ 59.10 $ 58.12 $ 66.86 $ 86.79 $ 96.44 $ 90.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       108     128     147     201     207     448     436     419     425     411
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.55 $163.42 $ 96.29 $130.37 $147.85 $130.24 $153.80 $172.45 $161.62 $159.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        67     165     188     248     314     328     343     348     335     328
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.68 $137.14 $ 68.62 $ 92.25 $114.44 $110.20 $127.28 $166.49 $179.03 $171.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,735   1,869   2,031   2,200   2,138   2,037   1,961   1,903   1,858   1,835
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 35.33 $ 36.61 $ 36.99 $ 36.46 $ 36.15 $ 35.56 $ 35.06 $ 34.57 $ 34.08 $ 33.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,018   2,683   2,421   1,591   1,290   1,122   1,041     920     835     769
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.39 $161.09 $ 83.71 $129.73 $169.33 $154.20 $165.45 $226.15 $221.53 $206.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        93     226     285     478     688     807     807     746     714     692
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.94 $115.70 $ 67.64 $ 92.50 $105.12 $ 94.78 $112.55 $140.28 $140.88 $143.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      82     114     168     240     346     360     390     410     453
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 90.73 $ 96.56 $ 93.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       8      33      60
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.40 $108.22 $102.45 $109.17 $108.61 $106.95 $107.09 $105.75 $104.24 $102.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       167     270     619     803     776     662     608     559     513     466
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $171.37 $177.18 $163.75 $171.70 $180.35 $180.55 $182.86 $176.30 $178.98 $176.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       670     670     587     692     642     567     508     455     413     375
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $162.73 $157.60 $102.42 $127.45 $158.20 $149.85 $170.81 $231.64 $239.62 $225.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       672     766     808     921     897     854     804     769     737     719
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.07 $114.32 $ 65.18 $ 91.73 $105.33 $101.90 $119.57 $162.71 $174.40 $189.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        43     530     571     733     853     915   1,029   1,030   1,023   1,089
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.31 $132.06 $ 78.13 $102.09 $113.88 $109.19 $121.59 $162.58 $183.58 $178.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        94     127     111     120     121     109     103     103     111     112
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------------
                                          2006   2007   2008   2009   2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $87.90 $96.54 $68.96 $95.45 $110.46 $102.58 $121.88 $167.23 $171.26 $171.11
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      185    218    221    353     470     665     775     850     808     739
--------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     -- $117.57 $112.76 $129.21 $166.93 $183.89 $182.18
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      75     327     498     586     628     661
--------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --      -- $ 86.03 $100.31 $131.18 $146.62 $130.88
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      --      20      57      89     125     144
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     -- $109.21 $100.50 $126.76 $128.11 $144.53 $140.10
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      15      60     130     169     214     232
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --      -- $ 94.99 $109.61 $115.46 $115.71 $110.32
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      --      18      52      64      73      79
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --      -- $ 86.80 $ 98.69 $115.60 $114.15 $109.67
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      --      39      88     117     157     187
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     -- $114.65 $105.76 $115.42 $146.29 $150.34 $141.98
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --       9      36      47      48      48      47
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     -- $124.31 $121.44 $136.18 $184.17 $185.49 $172.50
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --       2      18      18      21      20      23
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     -- $128.55 $115.31 $115.33 $145.36 $128.27 $ 98.52
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      13      78      99     120     159     186
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     -- $106.22 $110.31 $129.12 $140.77 $141.52 $130.54
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      26     156     349     427     469     445
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --      -- $ 89.68 $100.48 $128.81 $137.08 $127.43
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      --      45     177     304     331     371
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --      -- $ 79.10 $ 82.07 $116.08 $116.35 $116.95
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      --      19      31      42      41      87
--------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     -- $113.40 $ 91.70 $110.42 $107.59 $101.22 $ 79.84
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      88     285     473     574     634     724
--------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.16 $107.72 $123.20 $155.15 $154.80 $162.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      28     157     291     446     553     670
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $114.87 $110.60 $129.66 $168.53 $184.08 $181.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       6      11      23      28      26      25
------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $187.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      21
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $119.04 $118.68 $133.79 $177.83 $193.71 $211.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       9      48      81      96     110     135
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.79 $116.42 $130.03 $154.23 $171.13 $143.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      11     106     184     228     304     276
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.76 $ 89.29 $ 47.27 $ 64.44 $ 75.22 $ 69.95 $ 79.27 $107.95 $118.60 $122.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     9,157   7,790   6,924   6,779   6,357   5,698   5,104   4,552   4,115   3,772
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.08 $120.64 $121.96 $130.33 $136.56 $142.56 $148.34 $142.91 $146.28 $144.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       370     371     378     415     480     487     527     481     427     390
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $164.64 $181.90 $101.14 $141.01 $176.28 $159.94 $182.16 $251.92 $260.63 $253.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       6       7       8       8       8       7       7       6       6
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $178.79 $176.71 $111.45 $158.19 $194.62 $166.07 $188.12 $251.66 $261.54 $243.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       4       4       5       5       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $164.29 $192.05 $100.51 $156.93 $182.16 $170.97 $191.22 $255.83 $286.60 $300.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       3       4       4       4       4       5       5       4
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.32 $114.60 $ 78.60 $ 93.30 $101.92 $ 97.73 $106.89 $120.29 $122.19 $118.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      60     109     141     154     156     141     141     128     113
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.27 $115.74 $ 74.21 $ 90.20 $ 99.61 $ 94.44 $105.15 $123.55 $126.81 $122.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      61     108     162     190     202     211     227     242     247
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.16 $116.71 $ 71.34 $ 88.38 $ 98.29 $ 92.47 $104.11 $125.57 $129.45 $125.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      29      72     122     152     171     195     209     224     239
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------------
                                          2006    2007    2008   2009   2010   2011   2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.95 $118.00 $68.30 $86.09 $96.22 $89.68 $102.13 $126.18 $130.43 $125.82
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      23     52     91    108    122     137     149     164     177
--------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --     --     --      --      --      -- $ 91.46
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --     -- $82.94 $ 84.37 $ 91.81 $ 73.06 $ 47.84
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     44      90     109     129     167
--------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Vantage/SM/ ACTS Contracts

--------------------------------------------------------------------------------


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.40%.



------------------------------------------------------------------------------
                                             FOR THE YEARS ENDING DECEMBER 31,
                                             -------------------------------
                                              2012      2013    2014    2015
------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------
   Unit value                                $104.96   $137.65 $149.17 $143.95
------------------------------------------------------------------------------
   Number of units outstanding (000's)            --         1       2       2
------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------
   Unit value                                     --        --      -- $ 87.37
------------------------------------------------------------------------------
   Number of units outstanding (000's)            --        --      --       1
------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------
   Unit value                                $109.45   $130.08 $120.26 $115.99
------------------------------------------------------------------------------
   Number of units outstanding (000's)            38        39      39      39
------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------
   Unit value                                $103.13   $136.08 $152.11 $145.41
------------------------------------------------------------------------------
   Number of units outstanding (000's)            26        26      25      25
------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------
   Unit value                                $102.42   $115.38 $118.40 $116.89
------------------------------------------------------------------------------
   Number of units outstanding (000's)            27        30      30      30
------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------
   Unit value                                $102.12   $116.54 $123.27 $119.06
------------------------------------------------------------------------------
   Number of units outstanding (000's)            --        --       1       1
------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------
   Unit value                                $ 99.99   $126.74 $136.11 $151.19
------------------------------------------------------------------------------
   Number of units outstanding (000's)            --        --      --      --
------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------
   Unit value                                $101.42   $135.70 $153.55 $153.66
------------------------------------------------------------------------------
   Number of units outstanding (000's)             2         2       3       4
------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------
   Unit value                                $101.97   $134.54 $150.16 $149.47
------------------------------------------------------------------------------
   Number of units outstanding (000's)            10        11      11      11
------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------
   Unit value                                $101.06   $ 99.05 $101.04 $101.08
------------------------------------------------------------------------------
   Number of units outstanding (000's)             7         8       9       9
------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------
   Unit value                                $101.23   $132.60 $149.21 $149.79
------------------------------------------------------------------------------
   Number of units outstanding (000's)            38        39      43      45
------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.40%. (CONTINUED)



--------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------
                                          2012      2013    2014    2015
--------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------
   Unit value                            $107.99   $149.63 $153.61 $144.27
--------------------------------------------------------------------------
   Number of units outstanding (000's)        --         2       3       4
--------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------
   Unit value                            $109.85   $132.91 $123.24 $120.13
--------------------------------------------------------------------------
   Number of units outstanding (000's)        --        --       2       3
--------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------
   Unit value                            $104.59   $141.45 $161.14 $156.83
--------------------------------------------------------------------------
   Number of units outstanding (000's)        --        --       1       2
--------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------
   Unit value                            $108.44   $122.75 $116.14 $115.90
--------------------------------------------------------------------------
   Number of units outstanding (000's)        --         2       3       4
--------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------
   Unit value                            $105.09   $138.77 $150.64 $145.75
--------------------------------------------------------------------------
   Number of units outstanding (000's)        41        42      43      43
--------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------
   Unit value                            $ 99.85   $ 99.45 $ 99.05 $ 98.66
--------------------------------------------------------------------------
   Number of units outstanding (000's)         3         2       2       2
--------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------------------------------------------------
   Unit value                            $102.88   $141.96 $140.39 $132.15
--------------------------------------------------------------------------
   Number of units outstanding (000's)        --        --       1       1
--------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------
   Unit value                            $104.81   $143.48 $149.84 $142.42
--------------------------------------------------------------------------
   Number of units outstanding (000's)        41        42      42      42
--------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------
   Unit value                            $101.45   $139.36 $150.80 $165.55
--------------------------------------------------------------------------
   Number of units outstanding (000's)        21        24      25      25
--------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
--------------------------------------------------------------------------
   Unit value                            $100.32   $127.66 $113.72 $ 88.18
--------------------------------------------------------------------------
   Number of units outstanding (000's)        --         2       4       5
--------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
--------------------------------------------------------------------------
   Unit value                            $104.12   $124.67 $139.65 $118.57
--------------------------------------------------------------------------
   Number of units outstanding (000's)        --         1       4       6
--------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
--------------------------------------------------------------------------
   Unit value                            $101.59   $ 98.80 $102.09 $101.82
--------------------------------------------------------------------------
   Number of units outstanding (000's)        --         2       2       3
--------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------
   Unit value                            $106.24   $143.47 $150.53 $141.60
--------------------------------------------------------------------------
   Number of units outstanding (000's)        --        --       1      --
--------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2015, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.40%. (CONTINUED)



--------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------
                                          2012      2013    2014    2015
--------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
--------------------------------------------------------------------------
   Unit value                            $103.12   $117.16 $120.15 $117.38
--------------------------------------------------------------------------
   Number of units outstanding (000's)        --        --      --      --
--------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
--------------------------------------------------------------------------
   Unit value                            $103.50   $122.78 $127.22 $124.12
--------------------------------------------------------------------------
   Number of units outstanding (000's)        --        --      --      --
--------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
--------------------------------------------------------------------------
   Unit value                            $103.77   $126.36 $131.50 $128.32
--------------------------------------------------------------------------
   Number of units outstanding (000's)        --        --       1       1
--------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
--------------------------------------------------------------------------
   Unit value                            $104.11   $129.85 $135.51 $131.97
--------------------------------------------------------------------------
   Number of units outstanding (000's)        --        --      --       1
--------------------------------------------------------------------------

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...............
                                                                         FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2015............   FSA-3
   Statements of Operations for the Year Ended December 31, 2015......  FSA-46
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2015 and 2014.......................................  FSA-64
   Notes to Financial Statements...................................... FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2015 and 2014.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2015, 2014 and 2013................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2015, 2014 and 2013................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2015,
     2014 and 2013...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2015, 2014 and 2013................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8

                                  FSA-1  #57957

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2015 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 18, 2016

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

                                                                               AMERICAN CENTURY   AMERICAN FUNDS      AXA 400
                              ALL ASSET        ALL ASSET    ALL ASSET MODERATE    VP MID CAP    INSURANCE SERIES(R)   MANAGED
                          AGGRESSIVE-ALT 25* GROWTH-ALT 20*   GROWTH-ALT 15*      VALUE FUND       BOND FUND/SM/    VOLATILITY*
                          ------------------ -------------- ------------------ ---------------- ------------------- -----------
ASSETS:
Investments in shares of
 the Portfolios, at fair
 value...................     $8,033,867      $52,828,026       $5,511,557       $24,826,475        $24,489,949     $7,382,641
Receivable for shares of
 the Portfolios sold.....             --               --               --                --             38,995         12,752
Receivable for
 policy-related
 transactions............         10,101           25,763            9,937            42,574                 --             --
                              ----------      -----------       ----------       -----------        -----------     ----------
   Total assets..........      8,043,968       52,853,789        5,521,494        24,869,049         24,528,944      7,395,393
                              ----------      -----------       ----------       -----------        -----------     ----------

LIABILITIES:
Payable for shares of
 the Portfolios purchased         10,101           25,763            9,924            42,486                 --             --
Payable for
 policy-related
 transactions............             --               --               --                --             38,611         12,752
                              ----------      -----------       ----------       -----------        -----------     ----------
   Total liabilities.....         10,101           25,763            9,924            42,486             38,611         12,752
                              ----------      -----------       ----------       -----------        -----------     ----------
NET ASSETS...............     $8,033,867      $52,828,026       $5,511,570       $24,826,563        $24,490,333     $7,382,641
                              ==========      ===========       ==========       ===========        ===========     ==========

NET ASSETS:
Accumulation unit values.     $8,033,619      $52,827,718       $5,511,570       $24,826,563        $24,490,333     $7,382,273
Retained by AXA
 Equitable in Separate
 Account A...............            248              308               --                --                 --            368
                              ----------      -----------       ----------       -----------        -----------     ----------
TOTAL NET ASSETS.........     $8,033,867      $52,828,026       $5,511,570       $24,826,563        $24,490,333     $7,382,641
                              ==========      ===========       ==========       ===========        ===========     ==========

Investments in shares of
 the Portfolios, at cost.     $8,659,700      $56,832,497       $5,881,460       $24,912,080        $25,393,948     $7,792,199
The Portfolios shares
 held
   Class B...............        723,600        2,954,620          527,579                --                 --        393,672
   Class 4...............             --               --               --                --          2,308,195             --
   Class II..............             --               --               --         1,349,265                 --             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE AXA BALANCED
                                                          VOLATILITY*     VOLATILITY*     ALLOCATION*    STRATEGY*
                                                        --------------- ---------------- -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $14,631,638      $4,016,281     $567,405,984  $109,031,875
Receivable for shares of the Portfolios sold...........            --              --           43,449            --
Receivable for policy-related transactions.............        69,978           4,989               --        32,359
                                                          -----------      ----------     ------------  ------------
   Total assets........................................    14,701,616       4,021,270      567,449,433   109,064,234
                                                          -----------      ----------     ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        69,867           4,989               --        32,359
Payable for policy-related transactions................            --              --           43,449            --
                                                          -----------      ----------     ------------  ------------
   Total liabilities...................................        69,867           4,989           43,449        32,359
                                                          -----------      ----------     ------------  ------------
NET ASSETS.............................................   $14,631,749      $4,016,281     $567,405,984  $109,031,875
                                                          ===========      ==========     ============  ============

NET ASSETS:
Accumulation unit values...............................   $14,631,749      $4,015,928     $567,395,624  $109,030,065
Retained by AXA Equitable in Separate Account A........            --             353           10,360         1,810
                                                          -----------      ----------     ------------  ------------
TOTAL NET ASSETS.......................................   $14,631,749      $4,016,281     $567,405,984  $109,031,875
                                                          ===========      ==========     ============  ============

Investments in shares of the Portfolios, at cost.......   $14,342,247      $4,358,116     $590,283,279  $105,365,157
The Portfolios shares held
   Class A.............................................            --              --               --        13,733
   Class B.............................................       781,503         235,993       55,378,864     7,881,739

                                                                         AXA CONSERVATIVE
                                                        AXA CONSERVATIVE      GROWTH
                                                          ALLOCATION*       STRATEGY*
                                                        ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $113,615,991     $22,059,274
Receivable for shares of the Portfolios sold...........             --           7,759
Receivable for policy-related transactions.............         37,044              --
                                                          ------------     -----------
   Total assets........................................    113,653,035      22,067,033
                                                          ------------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         37,044              --
Payable for policy-related transactions................             --           7,759
                                                          ------------     -----------
   Total liabilities...................................         37,044           7,759
                                                          ------------     -----------
NET ASSETS.............................................   $113,615,991     $22,059,274
                                                          ============     ===========

NET ASSETS:
Accumulation unit values...............................   $113,612,959     $22,059,226
Retained by AXA Equitable in Separate Account A........          3,032              48
                                                          ------------     -----------
TOTAL NET ASSETS.......................................   $113,615,991     $22,059,274
                                                          ============     ===========

Investments in shares of the Portfolios, at cost.......   $118,375,073     $21,872,572
The Portfolios shares held
   Class A.............................................             --              --
   Class B.............................................     12,228,825       1,677,207

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        AXA CONSERVATIVE AXA CONSERVATIVE-  AXA GLOBAL EQUITY  AXA GROWTH
                                                           STRATEGY*     PLUS ALLOCATION*  MANAGED VOLATILITY* STRATEGY*
                                                        ---------------- ----------------- ------------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $8,166,364      $202,534,879       $364,007,885     $1,292,097
Receivable for shares of the Portfolios sold...........        38,563                --                 --             41
Receivable for policy-related transactions.............            --            25,634             33,827             --
                                                           ----------      ------------       ------------     ----------
   Total assets........................................     8,204,927       202,560,513        364,041,712      1,292,138
                                                           ----------      ------------       ------------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --            25,634             33,827             --
Payable for policy-related transactions................        38,496                --                 --              4
                                                           ----------      ------------       ------------     ----------
   Total liabilities...................................        38,496            25,634             33,827              4
                                                           ----------      ------------       ------------     ----------
NET ASSETS.............................................    $8,166,431      $202,534,879       $364,007,885     $1,292,134
                                                           ==========      ============       ============     ==========

NET ASSETS:
Accumulation unit values...............................    $8,166,431      $202,513,220       $363,974,856     $1,292,134
Retained by AXA Equitable in Separate Account A........            --            21,659             33,029             --
                                                           ----------      ------------       ------------     ----------
TOTAL NET ASSETS.......................................    $8,166,431      $202,534,879       $364,007,885     $1,292,134
                                                           ==========      ============       ============     ==========

Investments in shares of the Portfolios, at cost.......    $8,146,186      $211,534,928       $316,450,035     $1,044,796
The Portfolios shares held
   Class A.............................................            --                --                 --         83,737
   Class B.............................................       696,815        21,398,628         25,173,690             --

                                                        AXA INTERNATIONAL AXA INTERNATIONAL
                                                          CORE MANAGED         MANAGED
                                                           VOLATILITY*       VOLATILITY*
                                                        ----------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $159,229,186       $8,447,192
Receivable for shares of the Portfolios sold...........             --               83
Receivable for policy-related transactions.............         19,573               --
                                                          ------------       ----------
   Total assets........................................    159,248,759        8,447,275
                                                          ------------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         19,573               --
Payable for policy-related transactions................             --               83
                                                          ------------       ----------
   Total liabilities...................................         19,573               83
                                                          ------------       ----------
NET ASSETS.............................................   $159,229,186       $8,447,192
                                                          ============       ==========

NET ASSETS:
Accumulation unit values...............................   $159,218,303       $8,445,988
Retained by AXA Equitable in Separate Account A........         10,883            1,204
                                                          ------------       ----------
TOTAL NET ASSETS.......................................   $159,229,186       $8,447,192
                                                          ============       ==========

Investments in shares of the Portfolios, at cost.......   $161,066,327       $9,340,781
The Portfolios shares held
   Class A.............................................             --               --
   Class B.............................................     17,450,218          727,877

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA INTERNATIONAL AXA LARGE CAP AXA LARGE CAP  AXA LARGE CAP
                                                          VALUE MANAGED   CORE MANAGED  GROWTH MANAGED VALUE MANAGED
                                                           VOLATILITY*     VOLATILITY*   VOLATILITY*    VOLATILITY*
                                                        ----------------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $180,173,574     $29,460,723   $652,082,312  $811,270,090
Receivable for shares of the Portfolios sold...........         12,810           5,260         56,350            --
Receivable for policy-related transactions.............             --              --             --        36,539
                                                          ------------     -----------   ------------  ------------
   Total assets........................................    180,186,384      29,465,983    652,138,662   811,306,629
                                                          ------------     -----------   ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --              --             --        36,539
Payable for policy-related transactions................         12,810           5,260         56,350            --
                                                          ------------     -----------   ------------  ------------
   Total liabilities...................................         12,810           5,260         56,350        36,539
                                                          ------------     -----------   ------------  ------------
NET ASSETS.............................................   $180,173,574     $29,460,723   $652,082,312  $811,270,090
                                                          ============     ===========   ============  ============

NET ASSETS:
Accumulation unit values...............................   $180,159,279     $29,443,321   $652,035,235  $807,583,685
Contracts in payout (annuitization) period.............             --              --             --     3,254,258
Retained by AXA Equitable in Separate Account A........         14,295          17,402         47,077       432,147
                                                          ------------     -----------   ------------  ------------
TOTAL NET ASSETS.......................................   $180,173,574     $29,460,723   $652,082,312  $811,270,090
                                                          ============     ===========   ============  ============

Investments in shares of the Portfolios, at cost.......   $175,854,568     $23,849,792   $427,772,523  $553,498,433
The Portfolios shares held
   Class A.............................................             --              --             --    48,113,080
   Class B.............................................     15,650,883       3,251,908     24,339,983     6,244,483

                                                         AXA MID CAP VALUE   AXA MODERATE
                                                        MANAGED VOLATILITY*  ALLOCATION*
                                                        ------------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $467,193,849     $1,613,650,791
Receivable for shares of the Portfolios sold...........              --                 --
Receivable for policy-related transactions.............           2,533            234,809
                                                           ------------     --------------
   Total assets........................................     467,196,382      1,613,885,600
                                                           ------------     --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           2,533            133,675
Payable for policy-related transactions................              --                 --
                                                           ------------     --------------
   Total liabilities...................................           2,533            133,675
                                                           ------------     --------------
NET ASSETS.............................................    $467,193,849     $1,613,751,925
                                                           ============     ==============

NET ASSETS:
Accumulation unit values...............................    $467,179,337     $1,607,867,200
Contracts in payout (annuitization) period.............              --          5,824,709
Retained by AXA Equitable in Separate Account A........          14,512             60,016
                                                           ------------     --------------
TOTAL NET ASSETS.......................................    $467,193,849     $1,613,751,925
                                                           ============     ==============

Investments in shares of the Portfolios, at cost.......    $310,876,477     $1,724,929,761
The Portfolios shares held
   Class A.............................................              --         87,166,793
   Class B.............................................      31,961,344         33,254,430

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA MODERATE                                 AXA/AB DYNAMIC
                                                           GROWTH    AXA MODERATE-PLUS AXA SMARTBETA    MODERATE
                                                         STRATEGY*      ALLOCATION*       EQUITY*       GROWTH*
                                                        ------------ ----------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $37,075,331   $1,044,178,213      $73,958     $14,424,481
Receivable for shares of the Portfolios sold...........          --               --           --              --
Receivable for policy-related transactions.............      39,994           93,929            7           5,931
                                                        -----------   --------------      -------     -----------
   Total assets........................................  37,115,325    1,044,272,142       73,965      14,430,412
                                                        -----------   --------------      -------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      39,994           93,929            5           5,872
Payable for policy-related transactions................          --               --           --              --
                                                        -----------   --------------      -------     -----------
   Total liabilities...................................      39,994           93,929            5           5,872
                                                        -----------   --------------      -------     -----------
NET ASSETS............................................. $37,075,331   $1,044,178,213      $73,960     $14,424,540
                                                        ===========   ==============      =======     ===========

NET ASSETS:
Accumulation unit values............................... $37,072,680   $1,044,144,957      $73,960     $14,424,540
Contracts in payout (annuitization) period.............          --               --           --              --
Retained by AXA Equitable in Separate Account A........       2,651           33,256           --              --
                                                        -----------   --------------      -------     -----------
TOTAL NET ASSETS....................................... $37,075,331   $1,044,178,213      $73,960     $14,424,540
                                                        ===========   ==============      =======     ===========

Investments in shares of the Portfolios, at cost....... $38,013,643   $1,074,452,300      $75,973     $14,644,148
The Portfolios shares held
   Class A.............................................          --               --           --              --
   Class B.............................................   2,490,760      100,564,085        6,931       1,239,719

                                                                         AXA/DOUBLELINE
                                                        AXA/AB SMALL CAP  OPPORTUNISTIC
                                                            GROWTH*      CORE PLUS BOND*
                                                        ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $333,718,204      $678,013
Receivable for shares of the Portfolios sold...........         23,968            --
Receivable for policy-related transactions.............             --         1,024
                                                          ------------      --------
   Total assets........................................    333,742,172       679,037
                                                          ------------      --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --         1,012
Payable for policy-related transactions................         23,968            --
                                                          ------------      --------
   Total liabilities...................................         23,968         1,012
                                                          ------------      --------
NET ASSETS.............................................   $333,718,204      $678,025
                                                          ============      ========

NET ASSETS:
Accumulation unit values...............................   $331,559,324      $678,025
Contracts in payout (annuitization) period.............      2,148,554            --
Retained by AXA Equitable in Separate Account A........         10,326            --
                                                          ------------      --------
TOTAL NET ASSETS.......................................   $333,718,204      $678,025
                                                          ============      ========

Investments in shares of the Portfolios, at cost.......   $338,682,780      $697,094
The Portfolios shares held
   Class A.............................................     16,165,178            --
   Class B.............................................      3,433,356        70,558

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         AXA/FRANKLIN     AXA/FRANKLIN
                                                          AXA/FRANKLIN     SMALL CAP       TEMPLETON
                                                        BALANCED MANAGED VALUE MANAGED ALLOCATION MANAGED   AXA/HORIZON
                                                          VOLATILITY*     VOLATILITY*     VOLATILITY*     SMALL CAP VALUE*
                                                        ---------------- ------------- ------------------ ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $87,442,450     $16,277,062     $69,225,031         $76,359
Receivable for shares of the Portfolios sold...........            --              --          14,749              --
Receivable for policy-related transactions.............         2,651           3,479              --              54
                                                          -----------     -----------     -----------         -------
   Total assets........................................    87,445,101      16,280,541      69,239,780          76,413
                                                          -----------     -----------     -----------         -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         2,651           3,479              --              53
Payable for policy-related transactions................            --              --          14,749              --
                                                          -----------     -----------     -----------         -------
   Total liabilities...................................         2,651           3,479          14,749              53
                                                          -----------     -----------     -----------         -------
NET ASSETS.............................................   $87,442,450     $16,277,062     $69,225,031         $76,360
                                                          ===========     ===========     ===========         =======

NET ASSETS:
Accumulation unit values...............................   $87,421,836     $16,276,263     $69,206,090         $76,360
Retained by AXA Equitable in Separate Account A........        20,614             799          18,941              --
                                                          -----------     -----------     -----------         -------
TOTAL NET ASSETS.......................................   $87,442,450     $16,277,062     $69,225,031         $76,360
                                                          ===========     ===========     ===========         =======

Investments in shares of the Portfolios, at cost.......   $85,916,684     $14,558,379     $63,689,152         $83,063
The Portfolios shares held
   Class B.............................................     8,921,539       1,168,749       6,995,069           8,932

                                                                           AXA/MUTUAL
                                                          AXA/LOOMIS    LARGE CAP EQUITY
                                                        SAYLES GROWTH* MANAGED VOLATILITY*
                                                        -------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $45,981,856       $25,867,071
Receivable for shares of the Portfolios sold...........        2,866             4,203
Receivable for policy-related transactions.............           --                --
                                                         -----------       -----------
   Total assets........................................   45,984,722        25,871,274
                                                         -----------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --                --
Payable for policy-related transactions................        2,866             4,203
                                                         -----------       -----------
   Total liabilities...................................        2,866             4,203
                                                         -----------       -----------
NET ASSETS.............................................  $45,981,856       $25,867,071
                                                         ===========       ===========

NET ASSETS:
Accumulation unit values...............................  $45,978,547       $25,858,718
Retained by AXA Equitable in Separate Account A........        3,309             8,353
                                                         -----------       -----------
TOTAL NET ASSETS.......................................  $45,981,856       $25,867,071
                                                         ===========       ===========

Investments in shares of the Portfolios, at cost.......  $47,784,472       $20,378,831
The Portfolios shares held
   Class B.............................................    7,322,384         2,082,343

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         AXA/TEMPLETON
                                                          AXA/PACIFIC    GLOBAL EQUITY   CHARTER/SM    CHARTER/SM   CHARTER/SM
                                                        GLOBAL SMALL CAP    MANAGED    /INTERNATIONAL /MULTI-SECTOR   /REAL
                                                             VALUE*       VOLATILITY*    MODERATE*        BOND*      ASSETS*
                                                        ---------------- ------------- -------------- ------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $121,096      $44,180,968     $23,012     $ 92,099,429   $12,648
Receivable for shares of the Portfolios sold...........           --               --          --            5,834        --
Receivable for policy-related transactions.............           49            9,745          --               --        17
                                                            --------      -----------     -------     ------------   -------
   Total assets........................................      121,145       44,190,713      23,012       92,105,263    12,665
                                                            --------      -----------     -------     ------------   -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           47            9,745          --               --        17
Payable for policy-related transactions................           --               --          --            5,834        --
                                                            --------      -----------     -------     ------------   -------
   Total liabilities...................................           47            9,745          --            5,834        17
                                                            --------      -----------     -------     ------------   -------
NET ASSETS.............................................     $121,098      $44,180,968     $23,012     $ 92,099,429   $12,648
                                                            ========      ===========     =======     ============   =======

NET ASSETS:
Accumulation unit values...............................     $121,098      $44,161,755     $23,012     $ 91,653,484   $12,648
Contracts in payout (annuitization) period.............           --               --          --          318,712        --
Retained by AXA Equitable in Separate Account A........           --           19,213          --          127,233        --
                                                            --------      -----------     -------     ------------   -------
TOTAL NET ASSETS.......................................     $121,098      $44,180,968     $23,012     $ 92,099,429   $12,648
                                                            ========      ===========     =======     ============   =======

Investments in shares of the Portfolios, at cost.......     $138,010      $39,660,454     $23,984     $103,854,765   $13,152
The Portfolios shares held
   Class A.............................................           --               --          --       17,499,193        --
   Class B.............................................       16,913        3,950,565       2,599        7,035,691     1,539

                                                        CHARTER/SM
                                                        /SMALL CAP
                                                         GROWTH*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $40,574,884
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............       4,596
                                                        -----------
   Total assets........................................  40,579,480
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       4,596
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................       4,596
                                                        -----------
NET ASSETS............................................. $40,574,884
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $40,398,193
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........     176,691
                                                        -----------
TOTAL NET ASSETS....................................... $40,574,884
                                                        ===========

Investments in shares of the Portfolios, at cost....... $37,338,453
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   3,630,026

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         CHARTER/SM  EQ/BLACKROCK    EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                         /SMALL CAP  BASIC VALUE  ADVISORS EQUITY   SOCIALLY     GUARDIAN
                                                           VALUE*      EQUITY*        INCOME*     RESPONSIBLE*  RESEARCH*
                                                        ------------ ------------ --------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $101,915,691 $648,719,037  $102,243,891   $43,216,640  $193,621,226
Receivable for shares of the Portfolios sold...........           --           --            --            --       134,774
Receivable for policy-related transactions.............       13,917       98,691        92,009        25,658            --
                                                        ------------ ------------  ------------   -----------  ------------
   Total assets........................................  101,929,608  648,817,728   102,335,900    43,242,298   193,756,000
                                                        ------------ ------------  ------------   -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       13,917       98,691        92,009        25,658            --
Payable for policy-related transactions................           --           --            --            --       134,774
                                                        ------------ ------------  ------------   -----------  ------------
   Total liabilities...................................       13,917       98,691        92,009        25,658       134,774
                                                        ------------ ------------  ------------   -----------  ------------
NET ASSETS............................................. $101,915,691 $648,719,037  $102,243,891   $43,216,640  $193,621,226
                                                        ============ ============  ============   ===========  ============

NET ASSETS:
Accumulation unit values............................... $101,764,686 $648,716,209  $102,238,939   $43,199,450  $193,582,979
Contracts in payout (annuitization) period.............           --           --            --            --            --
Retained by AXA Equitable in Separate Account A........      151,005        2,828         4,952        17,190        38,247
                                                        ------------ ------------  ------------   -----------  ------------
TOTAL NET ASSETS....................................... $101,915,691 $648,719,037  $102,243,891   $43,216,640  $193,621,226
                                                        ============ ============  ============   ===========  ============

Investments in shares of the Portfolios, at cost....... $ 88,104,037 $542,282,619  $111,122,166   $37,684,124  $123,140,188
The Portfolios shares held
   Class A.............................................           --           --            --            --            --
   Class B.............................................    7,699,149   32,512,481    17,593,226     3,950,115     9,177,786

                                                          EQ/COMMON
                                                            STOCK
                                                           INDEX*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $2,179,672,331
Receivable for shares of the Portfolios sold...........             --
Receivable for policy-related transactions.............         37,568
                                                        --------------
   Total assets........................................  2,179,709,899
                                                        --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         43,961
Payable for policy-related transactions................             --
                                                        --------------
   Total liabilities...................................         43,961
                                                        --------------
NET ASSETS............................................. $2,179,665,938
                                                        ==============

NET ASSETS:
Accumulation unit values............................... $2,166,756,381
Contracts in payout (annuitization) period.............     12,807,988
Retained by AXA Equitable in Separate Account A........        101,569
                                                        --------------
TOTAL NET ASSETS....................................... $2,179,665,938
                                                        ==============

Investments in shares of the Portfolios, at cost....... $1,559,766,669
The Portfolios shares held
   Class A.............................................     79,209,466
   Class B.............................................      5,054,506

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                          EQ/CORE    EQ/EMERGING                   EQ/GAMCO      EQ/GAMCO
                                                           BOND        MARKETS    EQ/EQUITY 500   MERGERS AND  SMALL COMPANY
                                                          INDEX*     EQUITY PLUS*    INDEX*      ACQUISITIONS*    VALUE*
                                                        ------------ ------------ -------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $110,941,196  $3,973,731  $1,173,146,319  $18,287,941  $692,319,810
Receivable for shares of the Portfolios sold...........      233,365          --          68,561       68,675            --
Receivable for policy-related transactions.............           --      43,465              --           --       201,524
                                                        ------------  ----------  --------------  -----------  ------------
   Total assets........................................  111,174,561   4,017,196   1,173,214,880   18,356,616   692,521,334
                                                        ------------  ----------  --------------  -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --      43,465              --           --       201,524
Payable for policy-related transactions................      233,365          --          68,561       68,675            --
                                                        ------------  ----------  --------------  -----------  ------------
   Total liabilities...................................      233,365      43,465          68,561       68,675       201,524
                                                        ------------  ----------  --------------  -----------  ------------
NET ASSETS............................................. $110,941,196  $3,973,731  $1,173,146,319  $18,287,941  $692,319,810
                                                        ============  ==========  ==============  ===========  ============

NET ASSETS:
Accumulation unit values............................... $110,934,182  $3,973,727  $1,169,123,792  $18,277,330  $692,281,259
Contracts in payout (annuitization) period.............           --          --       3,816,320           --            --
Retained by AXA Equitable in Separate Account A........        7,014           4         206,207       10,611        38,551
                                                        ------------  ----------  --------------  -----------  ------------
TOTAL NET ASSETS....................................... $110,941,196  $3,973,731  $1,173,146,319  $18,287,941  $692,319,810
                                                        ============  ==========  ==============  ===========  ============

Investments in shares of the Portfolios, at cost....... $112,729,646  $4,854,393  $  925,680,552  $18,682,805  $675,828,226
The Portfolios shares held
   Class A.............................................           --          --      26,902,586           --            --
   Class B.............................................   11,225,878     540,077       7,150,160    1,452,701    14,031,279

                                                         EQ/GLOBAL
                                                           BOND
                                                           PLUS*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $59,634,025
Receivable for shares of the Portfolios sold...........      34,518
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  59,668,543
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................      34,518
                                                        -----------
   Total liabilities...................................      34,518
                                                        -----------
NET ASSETS............................................. $59,634,025
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $59,622,385
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........      11,640
                                                        -----------
TOTAL NET ASSETS....................................... $59,634,025
                                                        ===========

Investments in shares of the Portfolios, at cost....... $65,255,209
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   6,749,720

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         EQ/HIGH   EQ/INTERMEDIATE                                EQ/JPMORGAN
                                                          YIELD      GOVERNMENT    EQ/INTERNATIONAL  EQ/INVESCO      VALUE
                                                          BOND*         BOND*       EQUITY INDEX*    COMSTOCK*   OPPORTUNITIES*
                                                        ---------- --------------- ---------------- ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $5,403,523   $60,771,026     $362,666,704   $109,974,344  $69,695,470
Receivable for shares of the Portfolios sold...........         --        27,728           34,486         22,523           --
Receivable for policy-related transactions.............      2,227            --               --             --       16,658
                                                        ----------   -----------     ------------   ------------  -----------
   Total assets........................................  5,405,750    60,798,754      362,701,190    109,996,867   69,712,128
                                                        ----------   -----------     ------------   ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      2,227            --               --             --       16,658
Payable for policy-related transactions................         --        27,665           34,486         22,523           --
                                                        ----------   -----------     ------------   ------------  -----------
   Total liabilities...................................      2,227        27,665           34,486         22,523       16,658
                                                        ----------   -----------     ------------   ------------  -----------
NET ASSETS............................................. $5,403,523   $60,771,089     $362,666,704   $109,974,344  $69,695,470
                                                        ==========   ===========     ============   ============  ===========

NET ASSETS:
Accumulation unit values............................... $5,403,493   $60,419,009     $361,290,936   $109,962,954  $69,658,974
Contracts in payout (annuitization) period.............         --       316,160        1,301,401             --           --
Retained by AXA Equitable in Separate Account A........         30        35,920           74,367         11,390       36,496
                                                        ----------   -----------     ------------   ------------  -----------
TOTAL NET ASSETS....................................... $5,403,523   $60,771,089     $362,666,704   $109,974,344  $69,695,470
                                                        ==========   ===========     ============   ============  ===========

Investments in shares of the Portfolios, at cost....... $6,049,531   $60,104,372     $401,911,853   $106,992,018  $58,234,405
The Portfolios shares held
   Class A.............................................         --     4,562,843       38,880,611             --           --
   Class B.............................................    601,378     1,358,107        4,279,340      7,968,657    4,512,766

                                                        EQ/LARGE CAP
                                                           GROWTH
                                                           INDEX*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $198,425,936
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............      124,194
                                                        ------------
   Total assets........................................  198,550,130
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      124,194
Payable for policy-related transactions................           --
                                                        ------------
   Total liabilities...................................      124,194
                                                        ------------
NET ASSETS............................................. $198,425,936
                                                        ============

NET ASSETS:
Accumulation unit values............................... $198,419,101
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........        6,835
                                                        ------------
TOTAL NET ASSETS....................................... $198,425,936
                                                        ============

Investments in shares of the Portfolios, at cost....... $189,413,586
The Portfolios shares held
   Class A.............................................           --
   Class B.............................................   17,256,360

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         EQ/LARGE      EQ/MFS                                 EQ/MORGAN
                                                         CAP VALUE  INTERNATIONAL  EQ/MID CAP   EQ/MONEY   STANLEY MID CAP
                                                          INDEX*       GROWTH*       INDEX*     MARKET*        GROWTH*
                                                        ----------- ------------- ------------ ----------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $63,568,655 $ 97,854,767  $453,039,595 $72,549,080  $269,875,460
Receivable for shares of the Portfolios sold...........          --       61,282            --          --            --
Receivable for policy-related transactions.............       1,990           --        67,991     370,568        64,488
                                                        ----------- ------------  ------------ -----------  ------------
   Total assets........................................  63,570,645   97,916,049   453,107,586  72,919,648   269,939,948
                                                        ----------- ------------  ------------ -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       1,990           --        67,991     370,570        64,488
Payable for policy-related transactions................          --       61,282            --          --            --
                                                        ----------- ------------  ------------ -----------  ------------
   Total liabilities...................................       1,990       61,282        67,991     370,570        64,488
                                                        ----------- ------------  ------------ -----------  ------------
NET ASSETS............................................. $63,568,655 $ 97,854,767  $453,039,595 $72,549,078  $269,875,460
                                                        =========== ============  ============ ===========  ============

NET ASSETS:
Accumulation unit values............................... $63,564,771 $ 97,843,162  $453,030,711 $71,780,752  $269,874,985
Contracts in payout (annuitization) period.............          --           --            --     336,833            --
Retained by AXA Equitable in Separate Account A........       3,884       11,605         8,884     431,493           475
                                                        ----------- ------------  ------------ -----------  ------------
TOTAL NET ASSETS....................................... $63,568,655 $ 97,854,767  $453,039,595 $72,549,078  $269,875,460
                                                        =========== ============  ============ ===========  ============

Investments in shares of the Portfolios, at cost....... $59,452,522 $101,180,564  $337,390,196 $72,558,711  $291,084,936
The Portfolios shares held
   Class A.............................................          --           --            --  44,503,977            --
   Class B.............................................   8,213,076   14,979,615    35,422,516  28,023,148    16,618,461

                                                        EQ/OPPENHEIMER
                                                           GLOBAL*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $121,247,181
Receivable for shares of the Portfolios sold...........            --
Receivable for policy-related transactions.............        53,914
                                                         ------------
   Total assets........................................   121,301,095
                                                         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        53,914
Payable for policy-related transactions................            --
                                                         ------------
   Total liabilities...................................        53,914
                                                         ------------
NET ASSETS.............................................  $121,247,181
                                                         ============

NET ASSETS:
Accumulation unit values...............................  $121,242,579
Contracts in payout (annuitization) period.............            --
Retained by AXA Equitable in Separate Account A........         4,602
                                                         ------------
TOTAL NET ASSETS.......................................  $121,247,181
                                                         ============

Investments in shares of the Portfolios, at cost.......  $109,313,977
The Portfolios shares held
   Class A.............................................            --
   Class B.............................................     8,236,250

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         EQ/PIMCO    EQ/PIMCO                 EQ/SMALL    EQ/T. ROWE    EQ/UBS
                                                        GLOBAL REAL ULTRA SHORT EQ/QUALITY    COMPANY    PRICE GROWTH  GROWTH &
                                                          RETURN*      BOND*    BOND PLUS*     INDEX*       STOCK*     INCOME*
                                                        ----------- ----------- ----------- ------------ ------------ -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $17,167,702 $89,088,892 $91,784,345 $235,677,865 $409,323,163 $34,305,756
Receivable for shares of the Portfolios sold...........          --          --          --           --           --      45,273
Receivable for policy-related transactions.............       5,476      36,823      21,710       15,185      280,762          --
                                                        ----------- ----------- ----------- ------------ ------------ -----------
   Total assets........................................  17,173,178  89,125,715  91,806,055  235,693,050  409,603,925  34,351,029
                                                        ----------- ----------- ----------- ------------ ------------ -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       5,476      36,823      21,710       15,185      280,762          --
Payable for policy-related transactions................          --          --          --           --           --      45,273
                                                        ----------- ----------- ----------- ------------ ------------ -----------
   Total liabilities...................................       5,476      36,823      21,710       15,185      280,762      45,273
                                                        ----------- ----------- ----------- ------------ ------------ -----------
NET ASSETS............................................. $17,167,702 $89,088,892 $91,784,345 $235,677,865 $409,323,163 $34,305,756
                                                        =========== =========== =========== ============ ============ ===========

NET ASSETS:
Accumulation unit values............................... $17,167,665 $89,080,185 $91,123,154 $235,560,067 $409,318,513 $34,303,625
Contracts in payout (annuitization) period.............          --          --     541,601           --           --          --
Retained by AXA Equitable in Separate Account A........          37       8,707     119,590      117,798        4,650       2,131
                                                        ----------- ----------- ----------- ------------ ------------ -----------
TOTAL NET ASSETS....................................... $17,167,702 $89,088,892 $91,784,345 $235,677,865 $409,323,163 $34,305,756
                                                        =========== =========== =========== ============ ============ ===========

Investments in shares of the Portfolios, at cost....... $18,007,907 $90,540,826 $97,475,187 $248,915,159 $315,627,943 $36,957,197
The Portfolios shares held
   Class A.............................................          --      10,733   8,253,764           --           --          --
   Class B.............................................   1,853,968   9,089,856   2,598,565   23,308,487   10,724,339   4,106,777

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        EQ/WELLS FARGO FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                            OMEGA       CONTRAFUND(R)   EQUITY-INCOME      MID CAP
                                                           GROWTH*        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        -------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $177,342,681   $311,229,563     $7,682,971      $29,387,656
Receivable for shares of the Portfolios sold...........       201,876             --             --               --
Receivable for policy-related transactions.............            --        121,943          7,424           26,099
                                                         ------------   ------------     ----------      -----------
   Total assets........................................   177,544,557    311,351,506      7,690,395       29,413,755
                                                         ------------   ------------     ----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --        121,943          7,424           26,099
Payable for policy-related transactions................       201,876             --             --               --
                                                         ------------   ------------     ----------      -----------
   Total liabilities...................................       201,876        121,943          7,424           26,099
                                                         ------------   ------------     ----------      -----------
NET ASSETS.............................................  $177,342,681   $311,229,563     $7,682,971      $29,387,656
                                                         ============   ============     ==========      ===========

NET ASSETS:
Accumulation unit values...............................  $177,302,477   $311,215,197     $7,680,712      $29,387,132
Retained by AXA Equitable in Separate Account A........        40,204         14,366          2,259              524
                                                         ------------   ------------     ----------      -----------
TOTAL NET ASSETS.......................................  $177,342,681   $311,229,563     $7,682,971      $29,387,656
                                                         ============   ============     ==========      ===========

Investments in shares of the Portfolios, at cost.......  $198,957,907   $295,418,883     $8,592,952      $31,450,266
The Portfolios shares held
   Class B.............................................    17,008,285             --             --               --
   Series II...........................................            --             --             --               --
   Service Class 2.....................................            --      9,357,473        383,382          923,269
   Service Shares......................................            --             --             --               --

                                                                      INVESCO V.I.
                                                        GOLDMAN SACHS DIVERSIFIED
                                                         VIT MID CAP    DIVIDEND
                                                         VALUE FUND       FUND
                                                        ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $43,663,799  $12,045,816
Receivable for shares of the Portfolios sold...........           --           --
Receivable for policy-related transactions.............       25,118       11,377
                                                         -----------  -----------
   Total assets........................................   43,688,917   12,057,193
                                                         -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       25,118       11,377
Payable for policy-related transactions................           --           --
                                                         -----------  -----------
   Total liabilities...................................       25,118       11,377
                                                         -----------  -----------
NET ASSETS.............................................  $43,663,799  $12,045,816
                                                         ===========  ===========

NET ASSETS:
Accumulation unit values...............................  $43,663,471  $12,045,656
Retained by AXA Equitable in Separate Account A........          328          160
                                                         -----------  -----------
TOTAL NET ASSETS.......................................  $43,663,799  $12,045,816
                                                         ===========  ===========

Investments in shares of the Portfolios, at cost.......  $53,708,053  $11,649,954
The Portfolios shares held
   Class B.............................................           --           --
   Series II...........................................           --      520,113
   Service Class 2.....................................           --           --
   Service Shares......................................    3,009,221           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                                        GLOBAL REAL      HIGH     INTERNATIONAL MID CAP CORE  SMALL CAP
                                                        ESTATE FUND   YIELD FUND   GROWTH FUND  EQUITY FUND  EQUITY FUND
                                                        ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $71,366,028  $28,354,604   $53,287,409  $14,796,134  $ 8,734,918
Receivable for shares of the Portfolios sold...........       9,237           --        40,979           --           --
Receivable for policy-related transactions.............          --        3,018            --        5,540        1,546
                                                        -----------  -----------   -----------  -----------  -----------
   Total assets........................................  71,375,265   28,357,622    53,328,388   14,801,674    8,736,464
                                                        -----------  -----------   -----------  -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --        3,018            --        5,540        1,546
Payable for policy-related transactions................       9,237           --        40,979           --           --
                                                        -----------  -----------   -----------  -----------  -----------
   Total liabilities...................................       9,237        3,018        40,979        5,540        1,546
                                                        -----------  -----------   -----------  -----------  -----------
NET ASSETS............................................. $71,366,028  $28,354,604   $53,287,409  $14,796,134  $ 8,734,918
                                                        ===========  ===========   ===========  ===========  ===========

NET ASSETS:
Accumulation unit values............................... $71,363,590  $28,354,549   $53,287,167  $14,794,412  $ 8,732,203
Retained by AXA Equitable in Separate Account A........       2,438           55           242        1,722        2,715
                                                        -----------  -----------   -----------  -----------  -----------
TOTAL NET ASSETS....................................... $71,366,028  $28,354,604   $53,287,409  $14,796,134  $ 8,734,918
                                                        ===========  ===========   ===========  ===========  ===========

Investments in shares of the Portfolios, at cost....... $72,814,952  $31,622,582   $54,244,876  $16,871,526  $10,704,620
The Portfolios shares held
   Common Shares.......................................          --           --            --           --           --
   Series II...........................................   4,485,608    5,637,098     1,612,815    1,242,329      515,031

                                                         IVY FUNDS
                                                            VIP
                                                          ENERGY
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $39,274,707
Receivable for shares of the Portfolios sold...........      27,093
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  39,301,800
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................      26,936
                                                        -----------
   Total liabilities...................................      26,936
                                                        -----------
NET ASSETS............................................. $39,274,864
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $39,274,864
Retained by AXA Equitable in Separate Account A........          --
                                                        -----------
TOTAL NET ASSETS....................................... $39,274,864
                                                        ===========

Investments in shares of the Portfolios, at cost....... $53,698,947
The Portfolios shares held
   Common Shares.......................................   7,792,137
   Series II...........................................          --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                    LAZARD
                                                         IVY FUNDS    IVY FUNDS    IVY FUNDS      RETIREMENT        MFS(R)
                                                         VIP HIGH    VIP MID CAP VIP SMALL CAP EMERGING MARKETS  INTERNATIONAL
                                                          INCOME       GROWTH       GROWTH     EQUITY PORTFOLIO VALUE PORTFOLIO
                                                        ------------ ----------- ------------- ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $162,879,239 $88,710,649  $19,871,368    $126,884,845    $230,013,509
Receivable for shares of the Portfolios sold...........       70,245      13,962           --              --              --
Receivable for policy-related transactions.............           --          --       30,353          86,997          88,105
                                                        ------------ -----------  -----------    ------------    ------------
   Total assets........................................  162,949,484  88,724,611   19,901,721     126,971,842     230,101,614
                                                        ------------ -----------  -----------    ------------    ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --          --       30,353          86,997          88,105
Payable for policy-related transactions................       68,632      13,962           --              --              --
                                                        ------------ -----------  -----------    ------------    ------------
   Total liabilities...................................       68,632      13,962       30,353          86,997          88,105
                                                        ------------ -----------  -----------    ------------    ------------
NET ASSETS............................................. $162,880,852 $88,710,649  $19,871,368    $126,884,845    $230,013,509
                                                        ============ ===========  ===========    ============    ============

NET ASSETS:
Accumulation unit values............................... $162,880,852 $88,706,631  $19,868,758    $126,865,483    $230,009,252
Retained by AXA Equitable in Separate Account A........           --       4,018        2,610          19,362           4,257
                                                        ------------ -----------  -----------    ------------    ------------
TOTAL NET ASSETS....................................... $162,880,852 $88,710,649  $19,871,368    $126,884,845    $230,013,509
                                                        ============ ===========  ===========    ============    ============

Investments in shares of the Portfolios, at cost....... $188,012,809 $95,480,331  $21,899,673    $166,478,655    $220,538,215
The Portfolios shares held
   Common Shares.......................................   48,601,808   9,415,367    1,873,809              --              --
   Service Class.......................................           --          --           --              --      10,393,742
   Service Shares......................................           --          --           --       8,081,837              --

                                                           MFS(R)
                                                         INVESTORS
                                                        TRUST SERIES
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $12,058,482
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............       5,236
                                                        -----------
   Total assets........................................  12,063,718
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       5,236
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................       5,236
                                                        -----------
NET ASSETS............................................. $12,058,482
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $12,058,292
Retained by AXA Equitable in Separate Account A........         190
                                                        -----------
TOTAL NET ASSETS....................................... $12,058,482
                                                        ===========

Investments in shares of the Portfolios, at cost....... $12,423,303
The Portfolios shares held
   Common Shares.......................................          --
   Service Class.......................................     458,497
   Service Shares......................................          --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                           MFS(R)
                                                        MASSACHUSETTS
                                                          INVESTORS     MFS(R)      MFS(R)     MULTIMANAGER
                                                        GROWTH STOCK  TECHNOLOGY   UTILITIES    AGGRESSIVE  MULTIMANAGER
                                                          PORTFOLIO   PORTFOLIO     SERIES       EQUITY*     CORE BOND*
                                                        ------------- ----------- ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $10,567,794  $57,344,737 $ 86,414,399 $598,603,097 $120,439,862
Receivable for shares of the Portfolios sold...........           --           --           --           --           --
Receivable for policy-related transactions.............        8,608      118,840       12,000      311,769      576,521
                                                         -----------  ----------- ------------ ------------ ------------
   Total assets........................................   10,576,402   57,463,577   86,426,399  598,914,866  121,016,383
                                                         -----------  ----------- ------------ ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        8,608      118,840       12,000      237,789      576,521
Payable for policy-related transactions................           --           --           --           --           --
                                                         -----------  ----------- ------------ ------------ ------------
   Total liabilities...................................        8,608      118,840       12,000      237,789      576,521
                                                         -----------  ----------- ------------ ------------ ------------
NET ASSETS.............................................  $10,567,794  $57,344,737 $ 86,414,399 $598,677,077 $120,439,862
                                                         ===========  =========== ============ ============ ============

NET ASSETS:
Accumulation unit values...............................  $10,567,651  $57,341,078 $ 86,413,907 $597,677,716 $120,425,197
Contracts in payout (annuitization) period.............           --           --           --      999,361           --
Retained by AXA Equitable in Separate Account A........          143        3,659          492           --       14,665
                                                         -----------  ----------- ------------ ------------ ------------
TOTAL NET ASSETS.......................................  $10,567,794  $57,344,737 $ 86,414,399 $598,677,077 $120,439,862
                                                         ===========  =========== ============ ============ ============

Investments in shares of the Portfolios, at cost.......  $11,328,068  $52,370,113 $109,224,491 $400,060,447 $125,864,230
The Portfolios shares held
   Class A.............................................           --           --           --   12,515,936           --
   Class B.............................................           --           --           --      538,871   12,341,825
   Service Class.......................................      651,529    4,798,723    3,435,960           --           --


                                                        MULTIMANAGER
                                                          MID CAP
                                                          GROWTH*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $72,946,724
Receivable for shares of the Portfolios sold...........       2,213
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  72,948,937
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................       2,213
                                                        -----------
   Total liabilities...................................       2,213
                                                        -----------
NET ASSETS............................................. $72,946,724
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $72,927,707
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........      19,017
                                                        -----------
TOTAL NET ASSETS....................................... $72,946,724
                                                        ===========

Investments in shares of the Portfolios, at cost....... $83,994,839
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   9,031,092
   Service Class.......................................          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                    OPPENHEIMER         PIMCO
                                                         MULTIMANAGER  MULTIMANAGER MAIN STREET COMMODITYREALRETURN(R)
                                                        MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    STRATEGY PORTFOLIO
                                                        -------------- ------------ ----------- ----------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $53,687,366   $148,779,243 $2,773,168        $5,192,221
Receivable for shares of the Portfolios sold...........           20             --         --                --
Receivable for policy-related transactions.............           --        314,033        728             4,143
                                                         -----------   ------------ ----------        ----------
   Total assets........................................   53,687,386    149,093,276  2,773,896         5,196,364
                                                         -----------   ------------ ----------        ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --        314,033        728             4,143
Payable for policy-related transactions................           20             --         --                --
                                                         -----------   ------------ ----------        ----------
   Total liabilities...................................           20        314,033        728             4,143
                                                         -----------   ------------ ----------        ----------
NET ASSETS.............................................  $53,687,366   $148,779,243 $2,773,168        $5,192,221
                                                         ===========   ============ ==========        ==========

NET ASSETS:
Accumulation unit values...............................  $53,666,231   $148,717,222 $2,772,821        $5,188,130
Retained by AXA Equitable in Separate Account A........       21,135         62,021        347             4,091
                                                         -----------   ------------ ----------        ----------
TOTAL NET ASSETS.......................................  $53,687,366   $148,779,243 $2,773,168        $5,192,221
                                                         ===========   ============ ==========        ==========

Investments in shares of the Portfolios, at cost.......  $43,628,812   $132,887,019 $2,871,329        $8,155,084
The Portfolios shares held
   Advisor Class.......................................           --             --         --           742,807
   Class B.............................................    4,130,884      7,625,445         --                --
   Service Class.......................................           --             --     95,693                --

                                                        TARGET 2015 TARGET 2025
                                                        ALLOCATION* ALLOCATION*
                                                        ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $22,956,812 $53,746,972
Receivable for shares of the Portfolios sold...........      16,991       8,449
Receivable for policy-related transactions.............          --          --
                                                        ----------- -----------
   Total assets........................................  22,973,803  53,755,421
                                                        ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --          --
Payable for policy-related transactions................      16,991       8,449
                                                        ----------- -----------
   Total liabilities...................................      16,991       8,449
                                                        ----------- -----------
NET ASSETS............................................. $22,956,812 $53,746,972
                                                        =========== ===========

NET ASSETS:
Accumulation unit values............................... $22,954,472 $53,744,712
Retained by AXA Equitable in Separate Account A........       2,340       2,260
                                                        ----------- -----------
TOTAL NET ASSETS....................................... $22,956,812 $53,746,972
                                                        =========== ===========

Investments in shares of the Portfolios, at cost....... $25,441,435 $55,767,914
The Portfolios shares held
   Advisor Class.......................................          --          --
   Class B.............................................   2,710,176   5,707,511
   Service Class.......................................          --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                               TEMPLETON    VAN ECK VIP
                                                        TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND VIP GLOBAL HARD
                                                        ALLOCATION* ALLOCATION* ALLOCATION*      FUND       ASSETS FUND
                                                        ----------- ----------- ----------- --------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $51,706,880 $43,122,855  $538,114     $47,350,857   $15,257,397
Receivable for policy-related transactions.............      13,011      11,544     2,482          40,278        40,186
                                                        ----------- -----------  --------     -----------   -----------
   Total assets........................................  51,719,891  43,134,399   540,596      47,391,135    15,297,583
                                                        ----------- -----------  --------     -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      13,011      11,544     2,475          40,278        40,186
                                                        ----------- -----------  --------     -----------   -----------
   Total liabilities...................................      13,011      11,544     2,475          40,278        40,186
                                                        ----------- -----------  --------     -----------   -----------
NET ASSETS............................................. $51,706,880 $43,122,855  $538,121     $47,350,857   $15,257,397
                                                        =========== ===========  ========     ===========   ===========

NET ASSETS:
Accumulation unit values............................... $51,693,298 $43,122,183  $538,121     $47,350,844   $15,252,780
Retained by AXA Equitable in Separate Account A........      13,582         672        --              13         4,617
                                                        ----------- -----------  --------     -----------   -----------
TOTAL NET ASSETS....................................... $51,706,880 $43,122,855  $538,121     $47,350,857   $15,257,397
                                                        =========== ===========  ========     ===========   ===========

Investments in shares of the Portfolios, at cost....... $52,848,924 $44,069,670  $557,476     $53,688,275   $24,664,723
The Portfolios shares held
   Class B.............................................   5,410,637   4,579,538    58,249              --            --
   Class 2.............................................          --          --        --       2,996,890            --
   Class S Shares......................................          --          --        --              --       933,174

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 25.......................  0.50%         B          $104.72         2
ALL ASSET AGGRESSIVE-ALT 25.......................  0.70%         B          $104.17        --
ALL ASSET AGGRESSIVE-ALT 25.......................  0.90%         B          $103.61         4
ALL ASSET AGGRESSIVE-ALT 25.......................  0.95%         B          $103.48        --
ALL ASSET AGGRESSIVE-ALT 25.......................  1.00%         B          $103.34        --
ALL ASSET AGGRESSIVE-ALT 25.......................  1.10%         B          $103.06         1
ALL ASSET AGGRESSIVE-ALT 25.......................  1.20%         B          $102.79        43
ALL ASSET AGGRESSIVE-ALT 25.......................  1.25%         B          $102.65         1
ALL ASSET AGGRESSIVE-ALT 25.......................  1.34%         B          $102.40        27

ALL ASSET GROWTH-ALT 20...........................  0.50%         B          $141.73        --
ALL ASSET GROWTH-ALT 20...........................  0.70%         B          $139.95        --
ALL ASSET GROWTH-ALT 20...........................  0.90%         B          $138.18        12
ALL ASSET GROWTH-ALT 20...........................  0.95%         B          $137.74         7
ALL ASSET GROWTH-ALT 20...........................  1.00%         B          $137.30         3
ALL ASSET GROWTH-ALT 20...........................  1.10%         B          $136.43         8
ALL ASSET GROWTH-ALT 20...........................  1.20%         B          $135.56       190
ALL ASSET GROWTH-ALT 20...........................  1.25%         B          $135.13        15
ALL ASSET GROWTH-ALT 20...........................  1.34%         B          $134.36       156
ALL ASSET GROWTH-ALT 20...........................  1.45%         B          $133.41        --

ALL ASSET MODERATE GROWTH-ALT 15..................  0.50%         B          $102.12        --
ALL ASSET MODERATE GROWTH-ALT 15..................  0.90%         B          $101.03         1
ALL ASSET MODERATE GROWTH-ALT 15..................  0.95%         B          $100.90         1
ALL ASSET MODERATE GROWTH-ALT 15..................  1.00%         B          $100.76        --
ALL ASSET MODERATE GROWTH-ALT 15..................  1.10%         B          $100.49        --
ALL ASSET MODERATE GROWTH-ALT 15..................  1.20%         B          $100.23        27
ALL ASSET MODERATE GROWTH-ALT 15..................  1.25%         B          $100.09         6
ALL ASSET MODERATE GROWTH-ALT 15..................  1.34%         B          $ 99.85        19

AMERICAN CENTURY VP MID CAP VALUE FUND............  0.50%      CLASS II      $177.64         5
AMERICAN CENTURY VP MID CAP VALUE FUND............  0.70%      CLASS II      $175.62        --
AMERICAN CENTURY VP MID CAP VALUE FUND............  0.80%      CLASS II      $174.61        --
AMERICAN CENTURY VP MID CAP VALUE FUND............  0.90%      CLASS II      $173.61         1
AMERICAN CENTURY VP MID CAP VALUE FUND............  1.00%      CLASS II      $172.62        --
AMERICAN CENTURY VP MID CAP VALUE FUND............  1.10%      CLASS II      $171.63         2
AMERICAN CENTURY VP MID CAP VALUE FUND............  1.20%      CLASS II      $170.64       137

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.50%      CLASS 4       $100.64        10
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.70%      CLASS 4       $100.10         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.80%      CLASS 4       $ 99.83        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.90%      CLASS 4       $ 99.57        11
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.95%      CLASS 4       $ 99.44        14
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.00%      CLASS 4       $ 99.30        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.10%      CLASS 4       $ 99.04        11
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.20%      CLASS 4       $ 98.77        98
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.25%      CLASS 4       $ 98.64        45
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.34%      CLASS 4       $ 98.40        57
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.45%      CLASS 4       $ 98.11        --

AXA 400 MANAGED VOLATILITY........................  0.40%         B          $143.95         2
AXA 400 MANAGED VOLATILITY........................  0.50%         B          $154.19        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA 400 MANAGED VOLATILITY........................  0.70%          B         $171.87         --
AXA 400 MANAGED VOLATILITY........................  0.90%          B         $150.69         --
AXA 400 MANAGED VOLATILITY........................  0.90%          B         $170.04          1
AXA 400 MANAGED VOLATILITY........................  0.95%          B         $169.58         --
AXA 400 MANAGED VOLATILITY........................  1.10%          B         $148.97          1
AXA 400 MANAGED VOLATILITY........................  1.20%          B         $148.11         20
AXA 400 MANAGED VOLATILITY........................  1.20%          B         $167.31         --
AXA 400 MANAGED VOLATILITY........................  1.25%          B         $166.86          2
AXA 400 MANAGED VOLATILITY........................  1.34%          B         $166.05         19

AXA 500 MANAGED VOLATILITY........................  0.50%          B         $165.27         --
AXA 500 MANAGED VOLATILITY........................  0.70%          B         $163.38         --
AXA 500 MANAGED VOLATILITY........................  0.70%          B         $182.46         --
AXA 500 MANAGED VOLATILITY........................  0.80%          B         $162.45         --
AXA 500 MANAGED VOLATILITY........................  0.90%          B         $161.52          2
AXA 500 MANAGED VOLATILITY........................  0.90%          B         $180.51          2
AXA 500 MANAGED VOLATILITY........................  0.95%          B         $180.03          1
AXA 500 MANAGED VOLATILITY........................  1.10%          B         $159.67          2
AXA 500 MANAGED VOLATILITY........................  1.20%          B         $158.75         41
AXA 500 MANAGED VOLATILITY........................  1.20%          B         $177.62          2
AXA 500 MANAGED VOLATILITY........................  1.25%          B         $177.14          6
AXA 500 MANAGED VOLATILITY........................  1.34%          B         $176.28         31

AXA 2000 MANAGED VOLATILITY.......................  0.50%          B         $144.00          1
AXA 2000 MANAGED VOLATILITY.......................  0.70%          B         $142.35         --
AXA 2000 MANAGED VOLATILITY.......................  0.70%          B         $167.77         --
AXA 2000 MANAGED VOLATILITY.......................  0.90%          B         $140.73         --
AXA 2000 MANAGED VOLATILITY.......................  0.90%          B         $165.98          1
AXA 2000 MANAGED VOLATILITY.......................  0.95%          B         $165.53         --
AXA 2000 MANAGED VOLATILITY.......................  1.10%          B         $139.12          1
AXA 2000 MANAGED VOLATILITY.......................  1.20%          B         $138.32         12
AXA 2000 MANAGED VOLATILITY.......................  1.20%          B         $163.31         --
AXA 2000 MANAGED VOLATILITY.......................  1.25%          B         $162.88          1
AXA 2000 MANAGED VOLATILITY.......................  1.34%          B         $162.09         10

AXA AGGRESSIVE ALLOCATION.........................  0.50%          B         $187.23          6
AXA AGGRESSIVE ALLOCATION.........................  0.70%          B         $182.67          9
AXA AGGRESSIVE ALLOCATION.........................  0.80%          B         $220.82         --
AXA AGGRESSIVE ALLOCATION.........................  0.90%          B         $178.21        301
AXA AGGRESSIVE ALLOCATION.........................  0.95%          B         $177.12         86
AXA AGGRESSIVE ALLOCATION.........................  1.00%          B         $176.03          3
AXA AGGRESSIVE ALLOCATION.........................  1.10%          B         $173.86        108
AXA AGGRESSIVE ALLOCATION.........................  1.20%          B         $171.71        879
AXA AGGRESSIVE ALLOCATION.........................  1.25%          B         $105.57         53
AXA AGGRESSIVE ALLOCATION.........................  1.30%          B         $118.74         16
AXA AGGRESSIVE ALLOCATION.........................  1.34%          B         $168.76      1,884
AXA AGGRESSIVE ALLOCATION.........................  1.35%          B         $168.55          1
AXA AGGRESSIVE ALLOCATION.........................  1.45%          B         $166.47          1

AXA BALANCED STRATEGY.............................  1.25%          A         $131.44          1
AXA BALANCED STRATEGY.............................  0.50%          B         $120.58          5
AXA BALANCED STRATEGY.............................  0.70%          B         $119.69         --
AXA BALANCED STRATEGY.............................  0.90%          B         $118.82          6
AXA BALANCED STRATEGY.............................  0.95%          B         $118.60          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA BALANCED STRATEGY.............................  1.00%          B         $118.38        --
AXA BALANCED STRATEGY.............................  1.10%          B         $117.95         2
AXA BALANCED STRATEGY.............................  1.20%          B         $117.51        45
AXA BALANCED STRATEGY.............................  1.25%          B         $117.30        35
AXA BALANCED STRATEGY.............................  1.25%          B         $140.77       103
AXA BALANCED STRATEGY.............................  1.30%          B         $140.31       530
AXA BALANCED STRATEGY.............................  1.34%          B         $116.91        73
AXA BALANCED STRATEGY.............................  1.45%          B         $116.43         1

AXA CONSERVATIVE ALLOCATION.......................  0.50%          B         $140.60         5
AXA CONSERVATIVE ALLOCATION.......................  0.70%          B         $137.17         2
AXA CONSERVATIVE ALLOCATION.......................  0.90%          B         $133.82        58
AXA CONSERVATIVE ALLOCATION.......................  0.95%          B         $133.00        49
AXA CONSERVATIVE ALLOCATION.......................  1.00%          B         $132.18        --
AXA CONSERVATIVE ALLOCATION.......................  1.10%          B         $130.56        40
AXA CONSERVATIVE ALLOCATION.......................  1.20%          B         $128.94       223
AXA CONSERVATIVE ALLOCATION.......................  1.25%          B         $110.94       195
AXA CONSERVATIVE ALLOCATION.......................  1.30%          B         $114.03        16
AXA CONSERVATIVE ALLOCATION.......................  1.34%          B         $126.73       324
AXA CONSERVATIVE ALLOCATION.......................  1.35%          B         $126.57        --
AXA CONSERVATIVE ALLOCATION.......................  1.45%          B         $125.00        --

AXA CONSERVATIVE GROWTH STRATEGY..................  0.50%          B         $116.09         1
AXA CONSERVATIVE GROWTH STRATEGY..................  0.70%          B         $115.24        --
AXA CONSERVATIVE GROWTH STRATEGY..................  0.90%          B         $114.40         2
AXA CONSERVATIVE GROWTH STRATEGY..................  0.95%          B         $114.19         2
AXA CONSERVATIVE GROWTH STRATEGY..................  1.00%          B         $113.98        --
AXA CONSERVATIVE GROWTH STRATEGY..................  1.10%          B         $113.56         3
AXA CONSERVATIVE GROWTH STRATEGY..................  1.20%          B         $113.14        29
AXA CONSERVATIVE GROWTH STRATEGY..................  1.25%          B         $112.93        42
AXA CONSERVATIVE GROWTH STRATEGY..................  1.25%          B         $133.50        24
AXA CONSERVATIVE GROWTH STRATEGY..................  1.30%          B         $133.06        52
AXA CONSERVATIVE GROWTH STRATEGY..................  1.34%          B         $112.56        26

AXA CONSERVATIVE STRATEGY.........................  0.50%          B         $107.30         2
AXA CONSERVATIVE STRATEGY.........................  0.70%          B         $106.51        --
AXA CONSERVATIVE STRATEGY.........................  0.90%          B         $105.73         1
AXA CONSERVATIVE STRATEGY.........................  0.95%          B         $105.54         3
AXA CONSERVATIVE STRATEGY.........................  1.10%          B         $104.96         1
AXA CONSERVATIVE STRATEGY.........................  1.20%          B         $104.57        12
AXA CONSERVATIVE STRATEGY.........................  1.25%          B         $104.38         8
AXA CONSERVATIVE STRATEGY.........................  1.25%          B         $118.04         7
AXA CONSERVATIVE STRATEGY.........................  1.30%          B         $117.66        24
AXA CONSERVATIVE STRATEGY.........................  1.34%          B         $104.03        16

AXA CONSERVATIVE-PLUS ALLOCATION..................  0.50%          B         $151.92        20
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.70%          B         $148.22         4
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.80%          B         $154.35        --
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.90%          B         $144.61       113
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.95%          B         $143.72        36
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.00%          B         $142.83        --
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.10%          B         $141.07        47
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.20%          B         $139.33       492
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.25%          B         $110.49       140

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.30%          B         $116.31         17
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.34%          B         $136.94        619
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.35%          B         $136.76          1
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.45%          B         $135.07         --

AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.50%          B         $290.21          1
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.70%          B         $215.78         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.70%          B         $352.65          6
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.80%          B         $217.44         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.90%          B         $340.45         35
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.90%          B         $403.82          6
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.95%          B         $297.56         40
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.00%          B         $334.51         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.10%          B         $328.65         11
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.20%          B         $304.90        152
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.20%          B         $322.87         42
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.25%          B         $ 92.03         81
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.30%          B         $125.82          4
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.34%          B         $208.84      1,226
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.34%          B         $337.77         21
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.35%          B         $314.42          3
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.45%          B         $291.72          1

AXA GROWTH STRATEGY...............................  1.10%          A         $145.70          6
AXA GROWTH STRATEGY...............................  1.25%          A         $144.31          3

AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.40%          B         $ 87.37          1
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.50%          B         $116.27          1
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.70%          B         $127.01          5
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.80%          B         $172.41         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.90%          B         $122.89         49
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.95%          B         $149.73         43
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.00%          B         $120.88         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.10%          B         $118.89         16
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.20%          B         $116.93        308
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.25%          B         $ 76.57         35
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.30%          B         $ 88.62          4
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.34%          B         $114.26        918
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.45%          B         $139.43         --

AXA INTERNATIONAL MANAGED VOLATILITY..............  0.50%          B         $110.49         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.70%          B         $116.76         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.90%          B         $107.98         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.90%          B         $115.51          3
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.95%          B         $115.20          1
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.10%          B         $106.75          1
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.20%          B         $106.13         37
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.20%          B         $113.66         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.25%          B         $113.36          4
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.34%          B         $112.81         31

AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.40%          B         $115.99         39
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.50%          B         $116.48          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.70%          B         $140.10          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.80%          B         $174.87         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.90%          B         $135.56         50
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.95%          B         $134.44         54
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.00%          B         $133.34         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.10%          B         $131.15         10
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.20%          B         $128.99        108
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.25%          B         $ 74.04         25
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.30%          B         $ 85.40          4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.34%          B         $126.04      1,134
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.35%          B         $125.82          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.45%          B         $135.50          1

AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.50%          B         $150.54          1
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.70%          B         $154.78         --
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.90%          B         $149.76          6
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.95%          B         $148.53         10
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.00%          B         $147.31         --
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.10%          B         $144.89          2
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.20%          B         $142.50         34
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.25%          B         $127.28          4
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.30%          B         $138.97          1
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.34%          B         $139.24        152
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.45%          B         $136.72         --

AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.50%          B         $109.05          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.70%          B         $189.35         12
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.80%          B         $280.22         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.90%          B         $163.67         24
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.90%          B         $182.80         74
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.95%          B         $153.89        138
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.00%          B         $179.61          1
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.10%          B         $176.46         20
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.20%          B         $166.48        282
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.20%          B         $173.36         39
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.25%          B         $152.36         20
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.30%          B         $175.08          7
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.34%          B         $252.79      2,165
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.35%          B         $168.82          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.45%          B         $159.28          5

AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.70%          A         $163.67         13
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.90%          A         $158.36         53
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.20%          A         $150.69         42
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.34%          A         $147.24      4,721
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.35%          A         $147.00         14
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.45%          A         $154.65          5
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.40%          B         $145.41         25
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.50%          B         $179.95          4
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.80%          B         $256.11         --
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.90%          B         $156.31         29
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.95%          B         $164.42        155
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.00%          B         $155.78         --
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.10%          B         $151.23          9
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.10%          B         $153.22         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.20%          B         $148.74        357
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.20%          B         $150.69          1
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.25%          B         $ 96.97         29
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.30%          B         $106.74         10

AXA MID CAP VALUE MANAGED VOLATILITY..............  0.50%          B         $265.50          2
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.70%          B         $208.89          6
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.80%          B         $301.88         --
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.90%          B         $201.66         33
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.90%          B         $249.56         11
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.95%          B         $252.68         64
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.00%          B         $198.14         --
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.10%          B         $194.67         10
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.20%          B         $190.66        191
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.20%          B         $191.25         22
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.25%          B         $121.94         23
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.30%          B         $139.56          6
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.34%          B         $235.40      1,667
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.35%          B         $186.24          6
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.45%          B         $182.41          1

AXA MODERATE ALLOCATION...........................  0.70%          A         $201.82         16
AXA MODERATE ALLOCATION+..........................  0.70%          A         $201.97          1
AXA MODERATE ALLOCATION...........................  0.90%          A         $238.35        245
AXA MODERATE ALLOCATION+..........................  0.90%          A         $239.50         28
AXA MODERATE ALLOCATION...........................  1.20%          A         $207.66         51
AXA MODERATE ALLOCATION+..........................  1.34%          A         $ 75.39     11,567
AXA MODERATE ALLOCATION...........................  1.35%          A         $242.16        863
AXA MODERATE ALLOCATION...........................  1.35%          A         $243.70         17
AXA MODERATE ALLOCATION...........................  1.45%          A         $154.60          3
AXA MODERATE ALLOCATION...........................  0.40%          B         $116.89         30
AXA MODERATE ALLOCATION...........................  0.50%          B         $145.87         93
AXA MODERATE ALLOCATION...........................  0.80%          B         $164.62         --
AXA MODERATE ALLOCATION+..........................  0.90%          B         $150.73         12
AXA MODERATE ALLOCATION...........................  0.90%          B         $166.95         77
AXA MODERATE ALLOCATION...........................  0.95%          B         $148.79        161
AXA MODERATE ALLOCATION...........................  1.00%          B         $163.92          4
AXA MODERATE ALLOCATION...........................  1.10%          B         $145.15        216
AXA MODERATE ALLOCATION...........................  1.20%          B         $156.23      1,949
AXA MODERATE ALLOCATION...........................  1.25%          B         $107.08        371
AXA MODERATE ALLOCATION...........................  1.30%          B         $115.98         98

AXA MODERATE GROWTH STRATEGY......................  0.50%          B         $125.27          5
AXA MODERATE GROWTH STRATEGY......................  0.70%          B         $124.35          1
AXA MODERATE GROWTH STRATEGY......................  0.90%          B         $123.45         11
AXA MODERATE GROWTH STRATEGY......................  0.95%          B         $123.22          1
AXA MODERATE GROWTH STRATEGY......................  1.00%          B         $122.99         --
AXA MODERATE GROWTH STRATEGY......................  1.10%          B         $122.54          7
AXA MODERATE GROWTH STRATEGY......................  1.20%          B         $122.09        148
AXA MODERATE GROWTH STRATEGY......................  1.25%          B         $121.87         56
AXA MODERATE GROWTH STRATEGY......................  1.34%          B         $121.46         75
AXA MODERATE GROWTH STRATEGY......................  1.45%          B         $120.97         --

AXA MODERATE-PLUS ALLOCATION......................  0.50%          B         $178.48          8
AXA MODERATE-PLUS ALLOCATION......................  0.70%          B         $174.12         15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA MODERATE-PLUS ALLOCATION......................  0.80%          B         $191.10         --
AXA MODERATE-PLUS ALLOCATION......................  0.90%          B         $169.88        425
AXA MODERATE-PLUS ALLOCATION......................  0.95%          B         $168.83        220
AXA MODERATE-PLUS ALLOCATION......................  1.00%          B         $167.80          2
AXA MODERATE-PLUS ALLOCATION......................  1.10%          B         $165.73        210
AXA MODERATE-PLUS ALLOCATION......................  1.20%          B         $163.68      1,602
AXA MODERATE-PLUS ALLOCATION......................  1.25%          B         $107.93        178
AXA MODERATE-PLUS ALLOCATION......................  1.30%          B         $118.49         95
AXA MODERATE-PLUS ALLOCATION......................  1.34%          B         $160.87      3,745
AXA MODERATE-PLUS ALLOCATION......................  1.35%          B         $160.67          3
AXA MODERATE-PLUS ALLOCATION......................  1.45%          B         $158.68          1

AXA SMARTBETA EQUITY..............................  0.50%          B         $ 96.00         --
AXA SMARTBETA EQUITY..............................  0.90%          B         $ 95.76         --
AXA SMARTBETA EQUITY..............................  1.20%          B         $ 95.57         --
AXA SMARTBETA EQUITY..............................  1.25%          B         $ 95.54         --

AXA/AB DYNAMIC MODERATE GROWTH....................  0.50%          B         $123.65         --
AXA/AB DYNAMIC MODERATE GROWTH....................  0.70%          B         $122.75         --
AXA/AB DYNAMIC MODERATE GROWTH....................  0.90%          B         $121.85          3
AXA/AB DYNAMIC MODERATE GROWTH....................  0.95%          B         $121.63          3
AXA/AB DYNAMIC MODERATE GROWTH....................  1.10%          B         $120.96          4
AXA/AB DYNAMIC MODERATE GROWTH....................  1.20%          B         $120.51         67
AXA/AB DYNAMIC MODERATE GROWTH....................  1.25%          B         $120.29         16
AXA/AB DYNAMIC MODERATE GROWTH....................  1.34%          B         $119.89         27

AXA/AB SMALL CAP GROWTH...........................  0.70%          A         $272.48          3
AXA/AB SMALL CAP GROWTH...........................  0.90%          A         $337.88         16
AXA/AB SMALL CAP GROWTH...........................  1.20%          A         $319.27         11
AXA/AB SMALL CAP GROWTH...........................  1.34%          A         $310.94        852
AXA/AB SMALL CAP GROWTH...........................  1.35%          A         $310.35          4
AXA/AB SMALL CAP GROWTH...........................  1.45%          A         $223.69          1
AXA/AB SMALL CAP GROWTH...........................  0.50%          B         $179.11         12
AXA/AB SMALL CAP GROWTH...........................  0.70%          B         $292.71         --
AXA/AB SMALL CAP GROWTH...........................  0.80%          B         $321.51         --
AXA/AB SMALL CAP GROWTH...........................  0.90%          B         $238.96          4
AXA/AB SMALL CAP GROWTH...........................  0.95%          B         $280.89         41
AXA/AB SMALL CAP GROWTH...........................  1.00%          B         $303.99         --
AXA/AB SMALL CAP GROWTH...........................  1.10%          B         $274.02          6
AXA/AB SMALL CAP GROWTH...........................  1.20%          B         $226.10        146
AXA/AB SMALL CAP GROWTH...........................  1.25%          B         $143.33         37
AXA/AB SMALL CAP GROWTH...........................  1.30%          B         $171.87          4

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  0.50%          B         $ 97.98          1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  0.90%          B         $ 97.73         --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  1.10%          B         $ 97.60          1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  1.20%          B         $ 97.54          4
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  1.25%          B         $ 97.51          1

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.40%          B         $119.06          1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.50%          B         $132.74          9
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.70%          B         $130.27          1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.90%          B         $127.85         20
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.95%          B         $127.25         36
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.00%          B         $126.66          1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.10%          B         $125.47         13
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.20%          B         $124.29        103
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.25%          B         $113.90         48

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.30%          B         $121.35         7
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.34%          B         $122.66       471
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.45%          B         $121.39        --

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.50%          B         $138.59         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.70%          B         $136.01        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.90%          B         $133.49         3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.95%          B         $132.86         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.10%          B         $131.00         3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.20%          B         $129.77        17
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.25%          B         $108.13         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.30%          B         $122.77        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.34%          B         $128.07        90
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.45%          B         $126.74        --

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.50%          B         $113.98         8
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.70%          B         $112.01        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.90%          B         $110.08        15
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.95%          B         $109.61        25
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.00%          B         $211.12        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.10%          B         $121.63        14
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.20%          B         $107.24       134
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.25%          B         $105.83        30
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.30%          B         $106.55        12
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.34%          B         $105.94       408

AXA/HORIZON SMALL CAP VALUE.......................  0.50%          B         $ 87.72         1
AXA/HORIZON SMALL CAP VALUE.......................  1.10%          B         $ 87.38        --
AXA/HORIZON SMALL CAP VALUE.......................  1.20%          B         $ 87.33        --

AXA/LOOMIS SAYLES GROWTH..........................  0.40%          B         $151.19        --
AXA/LOOMIS SAYLES GROWTH..........................  0.50%          B         $227.81        --
AXA/LOOMIS SAYLES GROWTH..........................  0.70%          B         $222.71         1
AXA/LOOMIS SAYLES GROWTH..........................  0.80%          B         $261.73        --
AXA/LOOMIS SAYLES GROWTH..........................  0.90%          B         $217.73         8
AXA/LOOMIS SAYLES GROWTH..........................  0.95%          B         $216.51         8
AXA/LOOMIS SAYLES GROWTH..........................  1.00%          B         $215.29        --
AXA/LOOMIS SAYLES GROWTH..........................  1.10%          B         $212.86         6
AXA/LOOMIS SAYLES GROWTH..........................  1.20%          B         $210.45        24
AXA/LOOMIS SAYLES GROWTH..........................  1.25%          B         $166.01        20
AXA/LOOMIS SAYLES GROWTH..........................  1.30%          B         $182.81         2
AXA/LOOMIS SAYLES GROWTH..........................  1.34%          B         $207.13       153
AXA/LOOMIS SAYLES GROWTH..........................  1.35%          B         $206.89         1
AXA/LOOMIS SAYLES GROWTH..........................  1.45%          B         $204.55        --

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.50%          B         $136.64        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.70%          B         $134.10        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.90%          B         $131.61         8
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.95%          B         $130.99         7
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.00%          B         $130.38        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.10%          B         $129.15         2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.20%          B         $127.94        23
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.25%          B         $109.28         3
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.30%          B         $122.80         7
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.34%          B         $126.26       153

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.45%          B         $124.96        --

AXA/PACIFIC GLOBAL SMALL CAP VALUE................  0.50%          B         $ 80.96         1
AXA/PACIFIC GLOBAL SMALL CAP VALUE................  1.10%          B         $ 80.65        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE................  1.20%          B         $ 80.60        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE................  1.25%          B         $ 80.57        --

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.50%          B         $119.61         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.70%          B         $117.38         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.80%          B         $215.67        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.90%          B         $115.20        14
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.95%          B         $114.66        10
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.00%          B         $114.13        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.10%          B         $113.06         6
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.20%          B         $111.99       119
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.25%          B         $ 96.18        18
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          B         $107.57         7
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.34%          B         $110.52       223
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.45%          B         $109.38        --

CHARTER/SM/ INTERNATIONAL MODERATE................  0.50%          B         $ 91.98        --
CHARTER/SM/ INTERNATIONAL MODERATE................  1.20%          B         $ 91.57        --

CHARTER/SM/ MULTI-SECTOR BOND.....................  0.70%          A         $117.49         2
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.90%          A         $151.59        20
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.20%          A         $125.14         4
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.34%          A         $164.52       371
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.35%          A         $175.27         3
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.45%          A         $ 95.73         1
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.50%          B         $132.49         4
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.70%          B         $122.88        --
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.80%          B         $126.23        --
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.90%          B         $102.51         4
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.95%          B         $117.92        60
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.00%          B         $137.54        --
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.10%          B         $115.04        16
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.20%          B         $ 96.87       140
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.25%          B         $ 90.18        28
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.30%          B         $ 93.86         4

CHARTER/SM/ REAL ASSETS...........................  1.20%          B         $ 86.47        --
CHARTER/SM/ REAL ASSETS...........................  1.25%          B         $ 86.44        --

CHARTER/SM/ SMALL CAP GROWTH......................  0.50%          B         $168.45        --
CHARTER/SM/ SMALL CAP GROWTH......................  0.70%          B         $164.68         1
CHARTER/SM/ SMALL CAP GROWTH......................  0.90%          B         $161.00         5
CHARTER/SM/ SMALL CAP GROWTH......................  0.95%          B         $160.09        11
CHARTER/SM/ SMALL CAP GROWTH......................  1.00%          B         $159.19        --
CHARTER/SM/ SMALL CAP GROWTH......................  1.10%          B         $157.39         3
CHARTER/SM/ SMALL CAP GROWTH......................  1.20%          B         $155.61        19
CHARTER/SM/ SMALL CAP GROWTH......................  1.25%          B         $105.40         7
CHARTER/SM/ SMALL CAP GROWTH......................  1.30%          B         $120.53         1
CHARTER/SM/ SMALL CAP GROWTH+.....................  1.34%          B         $152.21        12
CHARTER/SM/ SMALL CAP GROWTH......................  1.34%          B         $153.16       206
CHARTER/SM/ SMALL CAP GROWTH......................  1.35%          B         $152.98        --
CHARTER/SM/ SMALL CAP GROWTH......................  1.45%          B         $151.25        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
CHARTER/SM/ SMALL CAP VALUE.......................  0.50%          B         $219.62          1
CHARTER/SM/ SMALL CAP VALUE.......................  0.70%          B         $225.90          1
CHARTER/SM/ SMALL CAP VALUE.......................  0.90%          B         $218.57         11
CHARTER/SM/ SMALL CAP VALUE.......................  0.95%          B         $171.06         22
CHARTER/SM/ SMALL CAP VALUE.......................  1.00%          B         $215.00         --
CHARTER/SM/ SMALL CAP VALUE.......................  1.10%          B         $211.47          2
CHARTER/SM/ SMALL CAP VALUE.......................  1.20%          B         $207.98         31
CHARTER/SM/ SMALL CAP VALUE.......................  1.25%          B         $ 93.71          4
CHARTER/SM/ SMALL CAP VALUE.......................  1.30%          B         $102.19         --
CHARTER/SM/ SMALL CAP VALUE+......................  1.34%          B         $201.50         15
CHARTER/SM/ SMALL CAP VALUE.......................  1.34%          B         $203.22        417
CHARTER/SM/ SMALL CAP VALUE.......................  1.35%          B         $202.88         --
CHARTER/SM/ SMALL CAP VALUE.......................  1.45%          B         $156.45         --

EQ/BLACKROCK BASIC VALUE EQUITY...................  0.50%          B         $220.27          9
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.70%          B         $271.73          9
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.80%          B         $253.64         --
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.90%          B         $256.30         14
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.90%          B         $262.33         82
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.95%          B         $217.25         69
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.00%          B         $257.76          1
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.10%          B         $253.24         31
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.20%          B         $246.91        602
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.20%          B         $248.79         79
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.25%          B         $120.15        220
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.30%          B         $136.00          7
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.34%          B         $314.30      1,269
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.35%          B         $242.27          5
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.45%          B         $236.23          1

EQ/BOSTON ADVISORS EQUITY INCOME..................  0.50%          B         $186.71         16
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.70%          B         $182.54          1
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.80%          B         $264.32         --
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.90%          B         $178.46         23
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.95%          B         $177.45         19
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.00%          B         $176.45         --
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.10%          B         $174.46          8
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.20%          B         $172.48        130
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.25%          B         $123.45         28
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.30%          B         $139.08          5
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.34%          B         $169.77        374
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.35%          B         $169.57         --
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.45%          B         $167.65         --

EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.00%          B         $162.21         --
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.40%          B         $153.66          4
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.50%          B         $132.02          1
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.70%          B         $144.57          2
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.90%          B         $139.88          8
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.95%          B         $177.87          4
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.00%          B         $137.59         --
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.10%          B         $135.32          3
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.20%          B         $133.09         65
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.25%          B         $133.05          8
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.30%          B         $146.31          1
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.34%          B         $130.04        233
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.45%          B         $165.49         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH......................  0.70%          B         $219.27          2
EQ/CAPITAL GUARDIAN RESEARCH......................  0.90%          B         $212.16         14
EQ/CAPITAL GUARDIAN RESEARCH......................  0.95%          B         $210.41         34
EQ/CAPITAL GUARDIAN RESEARCH......................  1.10%          B         $205.26          2
EQ/CAPITAL GUARDIAN RESEARCH......................  1.20%          B         $201.88        139
EQ/CAPITAL GUARDIAN RESEARCH......................  1.25%          B         $141.37        127
EQ/CAPITAL GUARDIAN RESEARCH......................  1.30%          B         $154.09          1
EQ/CAPITAL GUARDIAN RESEARCH......................  1.34%          B         $197.26        690
EQ/CAPITAL GUARDIAN RESEARCH......................  1.35%          B         $196.93          1
EQ/CAPITAL GUARDIAN RESEARCH......................  1.45%          B         $193.68          1

EQ/COMMON STOCK INDEX.............................  0.70%          A         $225.87         23
EQ/COMMON STOCK INDEX+............................  0.74%          A         $729.78         42
EQ/COMMON STOCK INDEX+............................  0.74%          A         $790.51         16
EQ/COMMON STOCK INDEX.............................  0.90%          A         $315.63         43
EQ/COMMON STOCK INDEX.............................  1.20%          A         $254.85         24
EQ/COMMON STOCK INDEX.............................  1.35%          A         $388.12        901
EQ/COMMON STOCK INDEX.............................  1.35%          A         $405.53         14
EQ/COMMON STOCK INDEX+............................  1.40%          A         $509.85      3,160
EQ/COMMON STOCK INDEX.............................  1.45%          A         $155.18         14
EQ/COMMON STOCK INDEX.............................  0.40%          B         $149.47         11
EQ/COMMON STOCK INDEX.............................  0.50%          B         $145.49          1
EQ/COMMON STOCK INDEX.............................  0.70%          B         $148.85         --
EQ/COMMON STOCK INDEX.............................  0.80%          B         $289.08         --
EQ/COMMON STOCK INDEX.............................  0.90%          B         $150.85         13
EQ/COMMON STOCK INDEX.............................  0.90%          B         $168.82         45
EQ/COMMON STOCK INDEX.............................  0.95%          B         $142.85        150
EQ/COMMON STOCK INDEX.............................  1.00%          B         $245.21         --
EQ/COMMON STOCK INDEX.............................  1.10%          B         $139.35         14
EQ/COMMON STOCK INDEX.............................  1.20%          B         $156.84        494
EQ/COMMON STOCK INDEX.............................  1.25%          B         $123.84        129
EQ/COMMON STOCK INDEX.............................  1.30%          B         $137.96         13

EQ/CORE BOND INDEX................................  0.40%          B         $101.08          9
EQ/CORE BOND INDEX................................  0.50%          B         $129.27          5
EQ/CORE BOND INDEX................................  0.70%          B         $125.66          3
EQ/CORE BOND INDEX................................  0.90%          B         $122.14         35
EQ/CORE BOND INDEX................................  0.95%          B         $121.28         80
EQ/CORE BOND INDEX................................  1.00%          B         $120.43         --
EQ/CORE BOND INDEX................................  1.10%          B         $118.72         17
EQ/CORE BOND INDEX................................  1.20%          B         $117.04        187
EQ/CORE BOND INDEX................................  1.25%          B         $100.01         51
EQ/CORE BOND INDEX................................  1.30%          B         $ 99.97          4
EQ/CORE BOND INDEX................................  1.34%          B         $114.73        572
EQ/CORE BOND INDEX................................  1.35%          B         $114.57         --
EQ/CORE BOND INDEX................................  1.45%          B         $112.94         --

EQ/EMERGING MARKETS EQUITY PLUS...................  0.50%          B         $ 74.51         --
EQ/EMERGING MARKETS EQUITY PLUS...................  0.70%          B         $ 74.11         --
EQ/EMERGING MARKETS EQUITY PLUS...................  0.90%          B         $ 73.72          1
EQ/EMERGING MARKETS EQUITY PLUS...................  0.95%          B         $ 73.62         --
EQ/EMERGING MARKETS EQUITY PLUS...................  1.00%          B         $ 73.52         --
EQ/EMERGING MARKETS EQUITY PLUS...................  1.10%          B         $ 73.33          1
EQ/EMERGING MARKETS EQUITY PLUS...................  1.20%          B         $ 73.13         21
EQ/EMERGING MARKETS EQUITY PLUS...................  1.25%          B         $ 73.03          3
EQ/EMERGING MARKETS EQUITY PLUS...................  1.34%          B         $ 72.86         28

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX...............................  0.70%          A         $250.07         18
EQ/EQUITY 500 INDEX...............................  0.90%          A         $349.87         74
EQ/EQUITY 500 INDEX...............................  1.20%          A         $283.09         54
EQ/EQUITY 500 INDEX...............................  1.34%          A         $461.99      1,890
EQ/EQUITY 500 INDEX...............................  1.35%          A         $460.97          8
EQ/EQUITY 500 INDEX...............................  1.45%          A         $173.28          6
EQ/EQUITY 500 INDEX...............................  0.40%          B         $149.79         45
EQ/EQUITY 500 INDEX...............................  0.50%          B         $163.85          7
EQ/EQUITY 500 INDEX...............................  0.70%          B         $163.98         --
EQ/EQUITY 500 INDEX...............................  0.80%          B         $285.34         --
EQ/EQUITY 500 INDEX...............................  0.90%          B         $187.73         36
EQ/EQUITY 500 INDEX...............................  0.95%          B         $157.37        105
EQ/EQUITY 500 INDEX...............................  1.00%          B         $237.79          1
EQ/EQUITY 500 INDEX...............................  1.10%          B         $153.52         44
EQ/EQUITY 500 INDEX...............................  1.20%          B         $175.11        987
EQ/EQUITY 500 INDEX...............................  1.25%          B         $135.82        244
EQ/EQUITY 500 INDEX...............................  1.30%          B         $152.10          9

EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.50%          B         $158.62         --
EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.70%          B         $155.25         --
EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.90%          B         $151.95          7
EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.95%          B         $151.14         11
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.10%          B         $148.71          4
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.20%          B         $147.11          8
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.25%          B         $117.63         12
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.30%          B         $128.06          1
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.34%          B         $144.84          1
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.34%          B         $144.91         83
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.45%          B         $143.19         --

EQ/GAMCO SMALL COMPANY VALUE......................  0.40%          B         $144.27          4
EQ/GAMCO SMALL COMPANY VALUE......................  0.50%          B         $291.02          5
EQ/GAMCO SMALL COMPANY VALUE......................  0.70%          B         $284.51          8
EQ/GAMCO SMALL COMPANY VALUE......................  0.80%          B         $332.18         --
EQ/GAMCO SMALL COMPANY VALUE......................  0.90%          B         $278.15        114
EQ/GAMCO SMALL COMPANY VALUE......................  0.95%          B         $276.59         48
EQ/GAMCO SMALL COMPANY VALUE......................  1.00%          B         $275.03          4
EQ/GAMCO SMALL COMPANY VALUE......................  1.10%          B         $271.92         37
EQ/GAMCO SMALL COMPANY VALUE......................  1.20%          B         $268.85        744
EQ/GAMCO SMALL COMPANY VALUE......................  1.25%          B         $171.00        202
EQ/GAMCO SMALL COMPANY VALUE......................  1.30%          B         $202.11         10
EQ/GAMCO SMALL COMPANY VALUE......................  1.34%          B         $264.61      1,490
EQ/GAMCO SMALL COMPANY VALUE......................  1.35%          B         $264.30          2
EQ/GAMCO SMALL COMPANY VALUE......................  1.45%          B         $261.31          1

EQ/GLOBAL BOND PLUS...............................  0.50%          B         $124.21          3
EQ/GLOBAL BOND PLUS...............................  0.70%          B         $121.67          2
EQ/GLOBAL BOND PLUS...............................  0.80%          B         $112.57         --
EQ/GLOBAL BOND PLUS...............................  0.90%          B         $119.19         25
EQ/GLOBAL BOND PLUS...............................  0.95%          B         $118.58         41
EQ/GLOBAL BOND PLUS...............................  1.00%          B         $117.97         --
EQ/GLOBAL BOND PLUS...............................  1.10%          B         $116.75         28
EQ/GLOBAL BOND PLUS...............................  1.20%          B         $115.55         87

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/GLOBAL BOND PLUS...............................  1.25%          B         $115.64         47
EQ/GLOBAL BOND PLUS...............................  1.30%          B         $117.07          2
EQ/GLOBAL BOND PLUS...............................  1.34%          B         $113.88        281
EQ/GLOBAL BOND PLUS...............................  1.35%          B         $113.76         --
EQ/GLOBAL BOND PLUS...............................  1.45%          B         $112.59         --

EQ/HIGH YIELD BOND................................  0.50%          B         $ 99.58          1
EQ/HIGH YIELD BOND................................  0.70%          B         $ 99.05         --
EQ/HIGH YIELD BOND................................  0.80%          B         $ 98.79         --
EQ/HIGH YIELD BOND................................  0.90%          B         $ 98.52          1
EQ/HIGH YIELD BOND................................  0.95%          B         $ 98.39          3
EQ/HIGH YIELD BOND................................  1.00%          B         $ 98.26         --
EQ/HIGH YIELD BOND................................  1.10%          B         $ 98.00         --
EQ/HIGH YIELD BOND................................  1.20%          B         $ 97.73         28
EQ/HIGH YIELD BOND................................  1.25%          B         $ 97.60          8
EQ/HIGH YIELD BOND................................  1.34%          B         $ 97.37         14

EQ/INTERMEDIATE GOVERNMENT BOND...................  0.70%          A         $164.77          1
EQ/INTERMEDIATE GOVERNMENT BOND+..................  0.74%          A         $ 94.46         11
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.90%          A         $174.77          6
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.20%          A         $157.03          2
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.34%          A         $173.02        253
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.35%          A         $166.61          2
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.45%          A         $138.68         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.00%          B         $100.25         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.50%          B         $147.23          1
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.90%          B         $147.64          1
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.95%          B         $143.68         32
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.00%          B         $115.82         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.10%          B         $140.17          9
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.20%          B         $140.14         32
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.25%          B         $107.00         29
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.30%          B         $107.27         --

EQ/INTERNATIONAL EQUITY INDEX.....................  0.70%          A         $132.45          8
EQ/INTERNATIONAL EQUITY INDEX.....................  0.90%          A         $140.22         59
EQ/INTERNATIONAL EQUITY INDEX.....................  1.20%          A         $121.06         17
EQ/INTERNATIONAL EQUITY INDEX.....................  1.34%          A         $133.40      2,344
EQ/INTERNATIONAL EQUITY INDEX.....................  1.35%          A         $133.12         12
EQ/INTERNATIONAL EQUITY INDEX.....................  1.45%          A         $103.41          2
EQ/INTERNATIONAL EQUITY INDEX.....................  0.40%          B         $120.13          3
EQ/INTERNATIONAL EQUITY INDEX.....................  0.50%          B         $111.62          3
EQ/INTERNATIONAL EQUITY INDEX.....................  0.80%          B         $184.46         --
EQ/INTERNATIONAL EQUITY INDEX.....................  0.90%          B         $113.94         19
EQ/INTERNATIONAL EQUITY INDEX.....................  0.95%          B         $109.05         95
EQ/INTERNATIONAL EQUITY INDEX.....................  1.00%          B         $165.48         --
EQ/INTERNATIONAL EQUITY INDEX.....................  1.10%          B         $106.38         17
EQ/INTERNATIONAL EQUITY INDEX.....................  1.20%          B         $104.38        143
EQ/INTERNATIONAL EQUITY INDEX.....................  1.25%          B         $ 64.89         71
EQ/INTERNATIONAL EQUITY INDEX.....................  1.30%          B         $ 78.31          9

EQ/INVESCO COMSTOCK...............................  0.50%          B         $168.39          3
EQ/INVESCO COMSTOCK...............................  0.70%          B         $164.81          1
EQ/INVESCO COMSTOCK...............................  0.90%          B         $161.31         28

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/INVESCO COMSTOCK...............................  0.95%          B         $160.44         26
EQ/INVESCO COMSTOCK...............................  1.00%          B         $159.58         --
EQ/INVESCO COMSTOCK...............................  1.10%          B         $157.87         21
EQ/INVESCO COMSTOCK...............................  1.20%          B         $156.17        144
EQ/INVESCO COMSTOCK...............................  1.25%          B         $122.25         43
EQ/INVESCO COMSTOCK...............................  1.30%          B         $133.40          1
EQ/INVESCO COMSTOCK...............................  1.34%          B         $153.83        451
EQ/INVESCO COMSTOCK...............................  1.35%          B         $153.66         --
EQ/INVESCO COMSTOCK...............................  1.45%          B         $152.01         --

EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.40%          B         $156.83          2
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.50%          B         $189.89          5
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.70%          B         $186.53          1
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.80%          B         $282.24         --
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.90%          B         $178.11          1
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.90%          B         $180.08         11
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.95%          B         $165.91         10
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.00%          B         $176.94         --
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.10%          B         $173.83          5
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.20%          B         $168.98         51
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.20%          B         $170.78         13
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.25%          B         $121.71         23
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.30%          B         $136.82          1
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.34%          B         $210.22        235
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.35%          B         $166.31          2
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.45%          B         $161.67          1

EQ/LARGE CAP GROWTH INDEX.........................  0.50%          B         $132.85          1
EQ/LARGE CAP GROWTH INDEX.........................  0.70%          B         $142.78          3
EQ/LARGE CAP GROWTH INDEX.........................  0.80%          B         $303.73         --
EQ/LARGE CAP GROWTH INDEX.........................  0.90%          B         $138.15         44
EQ/LARGE CAP GROWTH INDEX.........................  0.95%          B         $137.01         59
EQ/LARGE CAP GROWTH INDEX.........................  1.00%          B         $135.89         --
EQ/LARGE CAP GROWTH INDEX.........................  1.10%          B         $133.66         20
EQ/LARGE CAP GROWTH INDEX.........................  1.20%          B         $131.46        292
EQ/LARGE CAP GROWTH INDEX.........................  1.25%          B         $173.52         32
EQ/LARGE CAP GROWTH INDEX.........................  1.30%          B         $192.69          1
EQ/LARGE CAP GROWTH INDEX.........................  1.34%          B         $128.44      1,064
EQ/LARGE CAP GROWTH INDEX.........................  1.35%          B         $128.23          1
EQ/LARGE CAP GROWTH INDEX.........................  1.45%          B         $126.12          1

EQ/LARGE CAP VALUE INDEX..........................  0.50%          B         $ 99.19          1
EQ/LARGE CAP VALUE INDEX..........................  0.70%          B         $ 97.16          2
EQ/LARGE CAP VALUE INDEX..........................  0.90%          B         $ 95.17         43
EQ/LARGE CAP VALUE INDEX..........................  0.95%          B         $ 94.68         27
EQ/LARGE CAP VALUE INDEX..........................  1.00%          B         $ 94.20         --
EQ/LARGE CAP VALUE INDEX..........................  1.10%          B         $ 93.23         14
EQ/LARGE CAP VALUE INDEX..........................  1.20%          B         $ 92.26        159
EQ/LARGE CAP VALUE INDEX..........................  1.25%          B         $ 77.38         39
EQ/LARGE CAP VALUE INDEX..........................  1.30%          B         $ 84.80          1
EQ/LARGE CAP VALUE INDEX..........................  1.34%          B         $ 90.93        411
EQ/LARGE CAP VALUE INDEX..........................  1.35%          B         $ 90.84         --
EQ/LARGE CAP VALUE INDEX..........................  1.45%          B         $ 89.90         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/MFS INTERNATIONAL GROWTH.......................  0.40%          B         $115.90          4
EQ/MFS INTERNATIONAL GROWTH.......................  0.50%          B         $174.90         --
EQ/MFS INTERNATIONAL GROWTH.......................  0.70%          B         $171.18          3
EQ/MFS INTERNATIONAL GROWTH.......................  0.80%          B         $204.44         --
EQ/MFS INTERNATIONAL GROWTH.......................  0.90%          B         $167.54         41
EQ/MFS INTERNATIONAL GROWTH.......................  0.95%          B         $166.64         14
EQ/MFS INTERNATIONAL GROWTH.......................  1.00%          B         $165.75          1
EQ/MFS INTERNATIONAL GROWTH.......................  1.10%          B         $163.97         11
EQ/MFS INTERNATIONAL GROWTH.......................  1.20%          B         $162.20        164
EQ/MFS INTERNATIONAL GROWTH.......................  1.25%          B         $100.02         31
EQ/MFS INTERNATIONAL GROWTH.......................  1.30%          B         $119.18          2
EQ/MFS INTERNATIONAL GROWTH.......................  1.34%          B         $159.71         20
EQ/MFS INTERNATIONAL GROWTH.......................  1.34%          B         $159.77        328
EQ/MFS INTERNATIONAL GROWTH.......................  1.35%          B         $159.60         --
EQ/MFS INTERNATIONAL GROWTH.......................  1.45%          B         $157.88         --

EQ/MID CAP INDEX..................................  0.40%          B         $145.75         43
EQ/MID CAP INDEX..................................  0.50%          B         $200.01          1
EQ/MID CAP INDEX..................................  0.70%          B         $189.46          9
EQ/MID CAP INDEX..................................  0.80%          B         $307.49         --
EQ/MID CAP INDEX..................................  0.90%          B         $183.70         98
EQ/MID CAP INDEX..................................  0.95%          B         $182.28         62
EQ/MID CAP INDEX..................................  1.00%          B         $180.88          2
EQ/MID CAP INDEX..................................  1.10%          B         $178.10         17
EQ/MID CAP INDEX..................................  1.20%          B         $175.35        445
EQ/MID CAP INDEX..................................  1.25%          B         $120.05        151
EQ/MID CAP INDEX..................................  1.30%          B         $140.23          4
EQ/MID CAP INDEX..................................  1.34%          B         $171.58      1,835
EQ/MID CAP INDEX..................................  1.35%          B         $171.31         --
EQ/MID CAP INDEX..................................  1.45%          B         $168.67         --

EQ/MONEY MARKET++.................................  0.00%          A         $  1.00        338
EQ/MONEY MARKET++.................................  0.70%          A         $  1.00          1
EQ/MONEY MARKET...................................  0.70%          A         $130.18          1
EQ/MONEY MARKET...................................  0.74%          A         $ 45.73         23
EQ/MONEY MARKET++.................................  0.90%          A         $  1.00         11
EQ/MONEY MARKET...................................  0.90%          A         $134.65         33
EQ/MONEY MARKET++.................................  1.20%          A         $  1.00         --
EQ/MONEY MARKET...................................  1.20%          A         $123.32          1
EQ/MONEY MARKET++.................................  1.34%          A         $  1.00         --
EQ/MONEY MARKET...................................  1.35%          A         $132.78         76
EQ/MONEY MARKET...................................  1.35%          A         $133.41         13
EQ/MONEY MARKET...................................  1.40%          A         $ 33.61        769
EQ/MONEY MARKET...................................  1.45%          A         $110.42         --
EQ/MONEY MARKET++.................................  0.00%          B         $  1.00        733
EQ/MONEY MARKET++.................................  0.40%          B         $  1.00         10
EQ/MONEY MARKET...................................  0.40%          B         $ 98.66          2
EQ/MONEY MARKET++.................................  0.50%          B         $  1.00          1
EQ/MONEY MARKET...................................  0.50%          B         $114.55          3
EQ/MONEY MARKET++.................................  0.80%          B         $  1.00         --
EQ/MONEY MARKET++.................................  0.90%          B         $  1.00          6
EQ/MONEY MARKET...................................  0.90%          B         $106.94         --
EQ/MONEY MARKET...................................  0.90%          B         $118.22          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/MONEY MARKET...................................  0.95%          B         $112.49         76
EQ/MONEY MARKET++.................................  1.00%          B         $  1.00         --
EQ/MONEY MARKET...................................  1.00%          B         $101.96         --
EQ/MONEY MARKET++.................................  1.10%          B         $  1.00        313
EQ/MONEY MARKET...................................  1.10%          B         $109.74         30
EQ/MONEY MARKET++.................................  1.20%          B         $  1.00      3,250
EQ/MONEY MARKET...................................  1.20%          B         $112.00         40
EQ/MONEY MARKET...................................  1.25%          B         $ 93.76         68
EQ/MONEY MARKET...................................  1.30%          B         $ 95.72          4

EQ/MORGAN STANLEY MID CAP GROWTH..................  0.40%          B         $132.15          1
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.50%          B         $226.11         --
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.70%          B         $221.30          4
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.80%          B         $275.88         --
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.90%          B         $216.60         71
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.95%          B         $215.44         20
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.00%          B         $214.28          1
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.10%          B         $211.98         25
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.20%          B         $209.70        392
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.25%          B         $136.54        130
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.30%          B         $161.49          4
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.34%          B         $206.56        692
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.35%          B         $206.33          1
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.45%          B         $204.11         --

EQ/OPPENHEIMER GLOBAL.............................  0.50%          B         $155.20          4
EQ/OPPENHEIMER GLOBAL.............................  0.70%          B         $152.31          2
EQ/OPPENHEIMER GLOBAL.............................  0.90%          B         $149.48         19
EQ/OPPENHEIMER GLOBAL.............................  0.95%          B         $148.78         17
EQ/OPPENHEIMER GLOBAL.............................  1.00%          B         $148.09          1
EQ/OPPENHEIMER GLOBAL.............................  1.10%          B         $146.70         18
EQ/OPPENHEIMER GLOBAL.............................  1.20%          B         $145.32        258
EQ/OPPENHEIMER GLOBAL.............................  1.25%          B         $119.21         78
EQ/OPPENHEIMER GLOBAL.............................  1.30%          B         $136.55          2
EQ/OPPENHEIMER GLOBAL.............................  1.34%          B         $143.41        453
EQ/OPPENHEIMER GLOBAL.............................  1.45%          B         $141.93         --

EQ/PIMCO GLOBAL REAL RETURN.......................  0.50%          B         $ 95.12         10
EQ/PIMCO GLOBAL REAL RETURN.......................  0.70%          B         $ 94.62          1
EQ/PIMCO GLOBAL REAL RETURN.......................  0.90%          B         $ 94.11         11
EQ/PIMCO GLOBAL REAL RETURN.......................  0.95%          B         $ 93.99          6
EQ/PIMCO GLOBAL REAL RETURN.......................  1.00%          B         $ 93.86         --
EQ/PIMCO GLOBAL REAL RETURN.......................  1.10%          B         $ 93.61          7
EQ/PIMCO GLOBAL REAL RETURN.......................  1.20%          B         $ 93.36         57
EQ/PIMCO GLOBAL REAL RETURN.......................  1.25%          B         $ 93.24         32
EQ/PIMCO GLOBAL REAL RETURN.......................  1.34%          B         $ 93.01         60
EQ/PIMCO GLOBAL REAL RETURN.......................  1.45%          B         $ 92.74         --

EQ/PIMCO ULTRA SHORT BOND.........................  1.10%          A         $ 96.03          1
EQ/PIMCO ULTRA SHORT BOND.........................  0.50%          B         $112.26          4
EQ/PIMCO ULTRA SHORT BOND.........................  0.70%          B         $109.88          6
EQ/PIMCO ULTRA SHORT BOND.........................  0.80%          B         $103.49         --
EQ/PIMCO ULTRA SHORT BOND.........................  0.90%          B         $107.54         33

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.........................  0.95%          B         $ 106.96        74
EQ/PIMCO ULTRA SHORT BOND.........................  1.00%          B         $ 106.39        --
EQ/PIMCO ULTRA SHORT BOND.........................  1.10%          B         $ 105.25        42
EQ/PIMCO ULTRA SHORT BOND.........................  1.20%          B         $ 104.12       168
EQ/PIMCO ULTRA SHORT BOND.........................  1.25%          B         $ 104.89        62
EQ/PIMCO ULTRA SHORT BOND.........................  1.30%          B         $ 104.13         2
EQ/PIMCO ULTRA SHORT BOND.........................  1.34%          B         $ 102.56       466
EQ/PIMCO ULTRA SHORT BOND.........................  1.35%          B         $ 102.44        --
EQ/PIMCO ULTRA SHORT BOND.........................  1.45%          B         $ 101.34        --

EQ/QUALITY BOND PLUS..............................  0.70%          A         $ 166.85         1
EQ/QUALITY BOND PLUS..............................  0.90%          A         $ 182.64        11
EQ/QUALITY BOND PLUS..............................  1.20%          A         $ 160.31         2
EQ/QUALITY BOND PLUS..............................  1.34%          A         $ 176.98       375
EQ/QUALITY BOND PLUS..............................  1.35%          A         $ 186.39         2
EQ/QUALITY BOND PLUS..............................  1.45%          A         $ 138.34        --
EQ/QUALITY BOND PLUS..............................  0.50%          B         $ 147.94         2
EQ/QUALITY BOND PLUS..............................  0.80%          B         $ 112.96        --
EQ/QUALITY BOND PLUS..............................  0.90%          B         $ 147.35         2
EQ/QUALITY BOND PLUS..............................  0.95%          B         $ 144.63        46
EQ/QUALITY BOND PLUS..............................  1.00%          B         $ 116.66        --
EQ/QUALITY BOND PLUS..............................  1.10%          B         $ 141.09        10
EQ/QUALITY BOND PLUS..............................  1.20%          B         $ 140.00        77
EQ/QUALITY BOND PLUS..............................  1.25%          B         $ 103.25        21
EQ/QUALITY BOND PLUS..............................  1.30%          B         $ 103.23         1

EQ/SMALL COMPANY INDEX............................  0.40%          B         $ 142.42        42
EQ/SMALL COMPANY INDEX............................  0.50%          B         $ 254.21        --
EQ/SMALL COMPANY INDEX............................  0.70%          B         $ 247.10         4
EQ/SMALL COMPANY INDEX............................  0.90%          B         $ 240.19        34
EQ/SMALL COMPANY INDEX............................  0.95%          B         $ 238.49        21
EQ/SMALL COMPANY INDEX............................  1.00%          B         $ 236.81        --
EQ/SMALL COMPANY INDEX............................  1.10%          B         $ 233.46        10
EQ/SMALL COMPANY INDEX............................  1.20%          B         $ 230.15       173
EQ/SMALL COMPANY INDEX............................  1.25%          B         $ 130.35        79
EQ/SMALL COMPANY INDEX............................  1.30%          B         $ 143.37         2
EQ/SMALL COMPANY INDEX............................  1.34%          B         $ 225.61       719
EQ/SMALL COMPANY INDEX............................  1.35%          B         $ 225.29         1
EQ/SMALL COMPANY INDEX............................  1.45%          B         $ 222.09        --

EQ/T. ROWE PRICE GROWTH STOCK.....................  0.40%          B         $ 165.55        25
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.50%          B         $ 208.58         1
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.70%          B         $ 203.92         5
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.80%          B         $ 317.05        --
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.90%          B         $ 199.36        80
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.95%          B         $ 198.23        36
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.00%          B         $ 197.12         5
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.10%          B         $ 194.89        28
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.20%          B         $ 192.69       703
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.25%          B         $ 163.21       194
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.30%          B         $ 176.39         3
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.34%          B         $ 189.65     1,089
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.35%          B         $ 189.43         2
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.45%          B         $ 187.29        --

EQ/UBS GROWTH & INCOME............................  0.50%          B         $ 196.36        --
EQ/UBS GROWTH & INCOME............................  0.70%          B         $ 191.97         3

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/UBS GROWTH & INCOME............................  0.90%          B         $ 187.67        7
EQ/UBS GROWTH & INCOME............................  0.95%          B         $ 186.62        8
EQ/UBS GROWTH & INCOME............................  1.10%          B         $ 183.47        2
EQ/UBS GROWTH & INCOME............................  1.20%          B         $ 181.39       26
EQ/UBS GROWTH & INCOME............................  1.25%          B         $ 126.16       44
EQ/UBS GROWTH & INCOME............................  1.30%          B         $ 139.50        2
EQ/UBS GROWTH & INCOME............................  1.34%          B         $ 178.53      112
EQ/UBS GROWTH & INCOME............................  1.45%          B         $ 176.31       --

EQ/WELLS FARGO OMEGA GROWTH.......................  0.50%          B         $ 189.97       --
EQ/WELLS FARGO OMEGA GROWTH.......................  0.70%          B         $ 190.20        6
EQ/WELLS FARGO OMEGA GROWTH.......................  0.90%          B         $ 184.04       34
EQ/WELLS FARGO OMEGA GROWTH.......................  0.95%          B         $ 182.52       40
EQ/WELLS FARGO OMEGA GROWTH.......................  1.10%          B         $ 178.05       23
EQ/WELLS FARGO OMEGA GROWTH.......................  1.20%          B         $ 175.12       93
EQ/WELLS FARGO OMEGA GROWTH.......................  1.25%          B         $ 177.32       84
EQ/WELLS FARGO OMEGA GROWTH.......................  1.30%          B         $ 202.69        2
EQ/WELLS FARGO OMEGA GROWTH.......................  1.34%          B         $ 171.11      739
EQ/WELLS FARGO OMEGA GROWTH.......................  1.35%          B         $ 170.82        1
EQ/WELLS FARGO OMEGA GROWTH.......................  1.45%          B         $ 168.01       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.50%   SERVICE CLASS 2  $ 172.00        2
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.70%   SERVICE CLASS 2  $ 170.04       --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.70%   SERVICE CLASS 2  $ 188.56        1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.80%   SERVICE CLASS 2  $ 169.07       --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.90%   SERVICE CLASS 2  $ 168.10       26
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.90%   SERVICE CLASS 2  $ 186.55       47
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.95%   SERVICE CLASS 2  $ 186.05       19
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.00%   SERVICE CLASS 2  $ 167.14        6
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.10%   SERVICE CLASS 2  $ 166.18       28
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.20%   SERVICE CLASS 2  $ 165.23      792
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.20%   SERVICE CLASS 2  $ 183.56       45
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.25%   SERVICE CLASS 2  $ 183.07      157
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.34%   SERVICE CLASS 2  $ 182.18      661
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.45%   SERVICE CLASS 2  $ 144.40       --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  0.50%   SERVICE CLASS 2  $ 157.43        4
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  0.90%   SERVICE CLASS 2  $ 153.86        1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  1.00%   SERVICE CLASS 2  $ 152.98       --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  1.10%   SERVICE CLASS 2  $ 152.10       --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  1.20%   SERVICE CLASS 2  $ 151.22       45

FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.50%   SERVICE CLASS 2  $ 159.43       --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.80%   SERVICE CLASS 2  $ 156.71       --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.90%   SERVICE CLASS 2  $ 155.81        2
FIDELITY(R) VIP MID CAP PORTFOLIO.................  1.00%   SERVICE CLASS 2  $ 154.92        1
FIDELITY(R) VIP MID CAP PORTFOLIO.................  1.10%   SERVICE CLASS 2  $ 154.03        3
FIDELITY(R) VIP MID CAP PORTFOLIO.................  1.20%   SERVICE CLASS 2  $ 153.15      185

GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.50%   SERVICE SHARES   $ 158.12        3
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.70%   SERVICE SHARES   $ 134.86       --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.70%   SERVICE SHARES   $ 156.32       --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.80%   SERVICE SHARES   $ 155.42       --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $ 133.61       10
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $ 154.53        4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.95%   SERVICE SHARES   $133.29         7
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.00%   SERVICE SHARES   $153.65         1
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.10%   SERVICE SHARES   $152.77         6
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.20%   SERVICE SHARES   $131.74         2
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.20%   SERVICE SHARES   $151.89        91
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.25%   SERVICE SHARES   $131.43        50
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.34%   SERVICE SHARES   $130.88       144

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%     SERIES II      $ 98.20        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.50%     SERIES II      $159.08        12
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.70%     SERIES II      $157.26        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.80%     SERIES II      $156.36        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.90%     SERIES II      $155.47         1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.00%     SERIES II      $154.58        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.10%     SERIES II      $153.69        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.20%     SERIES II      $152.81        65

INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.50%     SERIES II      $148.76        16
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.70%     SERIES II      $145.01         1
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.70%     SERIES II      $147.06        --
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.80%     SERIES II      $146.22        --
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.90%     SERIES II      $143.46        23
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.90%     SERIES II      $145.39         5
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.95%     SERIES II      $143.08        10
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.00%     SERIES II      $144.56         1
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.10%     SERIES II      $143.73        12
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.20%     SERIES II      $141.16         9
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.20%     SERIES II      $142.90       162
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.25%     SERIES II      $140.79        33
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.34%     SERIES II      $140.10       232
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.45%     SERIES II      $121.58        --

INVESCO V.I. HIGH YIELD FUND......................  0.50%     SERIES II      $114.74         4
INVESCO V.I. HIGH YIELD FUND......................  0.70%     SERIES II      $113.67         1
INVESCO V.I. HIGH YIELD FUND......................  0.80%     SERIES II      $113.14        --
INVESCO V.I. HIGH YIELD FUND......................  0.90%     SERIES II      $112.62         7
INVESCO V.I. HIGH YIELD FUND......................  0.95%     SERIES II      $112.35        11
INVESCO V.I. HIGH YIELD FUND......................  1.00%     SERIES II      $112.09        --
INVESCO V.I. HIGH YIELD FUND......................  1.10%     SERIES II      $111.57         6
INVESCO V.I. HIGH YIELD FUND......................  1.20%     SERIES II      $111.04       101
INVESCO V.I. HIGH YIELD FUND......................  1.25%     SERIES II      $110.78        46
INVESCO V.I. HIGH YIELD FUND......................  1.34%     SERIES II      $110.32        79
INVESCO V.I. HIGH YIELD FUND......................  1.45%     SERIES II      $109.75        --

INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.50%     SERIES II      $133.11         4
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.70%     SERIES II      $113.01         1
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.80%     SERIES II      $130.83        --
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.90%     SERIES II      $111.96        15
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.90%     SERIES II      $130.09         5
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.95%     SERIES II      $111.70         9
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.00%     SERIES II      $129.34         1
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.10%     SERIES II      $128.60         5
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.20%     SERIES II      $110.40         8
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.20%     SERIES II      $127.86       199

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.25%      SERIES II     $110.14        16
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.34%      SERIES II     $109.67       187
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.45%      SERIES II     $109.11        --

INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.50%      SERIES II     $135.37        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.70%      SERIES II     $146.96        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.80%      SERIES II     $133.06        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.90%      SERIES II     $132.30         2
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.90%      SERIES II     $145.39         3
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.95%      SERIES II     $145.00         2
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.00%      SERIES II     $131.54        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.10%      SERIES II     $130.79         3
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.20%      SERIES II     $130.03        37
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.20%      SERIES II     $143.06         4
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.25%      SERIES II     $142.67         9
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.34%      SERIES II     $141.98        47
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.45%      SERIES II     $113.79        --

INVESCO V.I. SMALL CAP EQUITY FUND................  0.50%      SERIES II     $157.96        --
INVESCO V.I. SMALL CAP EQUITY FUND................  0.70%      SERIES II     $156.16        --
INVESCO V.I. SMALL CAP EQUITY FUND................  0.70%      SERIES II     $178.55        --
INVESCO V.I. SMALL CAP EQUITY FUND................  0.90%      SERIES II     $154.38         1
INVESCO V.I. SMALL CAP EQUITY FUND................  0.90%      SERIES II     $176.64         1
INVESCO V.I. SMALL CAP EQUITY FUND................  0.95%      SERIES II     $176.17         1
INVESCO V.I. SMALL CAP EQUITY FUND................  1.00%      SERIES II     $153.50        --
INVESCO V.I. SMALL CAP EQUITY FUND................  1.10%      SERIES II     $152.61         1
INVESCO V.I. SMALL CAP EQUITY FUND................  1.20%      SERIES II     $151.73        20
INVESCO V.I. SMALL CAP EQUITY FUND................  1.20%      SERIES II     $173.81         1
INVESCO V.I. SMALL CAP EQUITY FUND................  1.25%      SERIES II     $173.34         4
INVESCO V.I. SMALL CAP EQUITY FUND................  1.34%      SERIES II     $172.50        23

IVY FUNDS VIP ENERGY..............................  0.40%    COMMON SHARES   $ 88.18         5
IVY FUNDS VIP ENERGY..............................  0.50%    COMMON SHARES   $ 91.23         5
IVY FUNDS VIP ENERGY..............................  0.70%    COMMON SHARES   $ 90.19        --
IVY FUNDS VIP ENERGY..............................  0.70%    COMMON SHARES   $101.98         3
IVY FUNDS VIP ENERGY..............................  0.80%    COMMON SHARES   $ 89.67        --
IVY FUNDS VIP ENERGY..............................  0.90%    COMMON SHARES   $ 89.16         4
IVY FUNDS VIP ENERGY..............................  0.90%    COMMON SHARES   $100.89        11
IVY FUNDS VIP ENERGY..............................  0.95%    COMMON SHARES   $100.62         7
IVY FUNDS VIP ENERGY..............................  1.00%    COMMON SHARES   $ 88.65        --
IVY FUNDS VIP ENERGY..............................  1.10%    COMMON SHARES   $ 88.14        12
IVY FUNDS VIP ENERGY..............................  1.20%    COMMON SHARES   $ 87.63       142
IVY FUNDS VIP ENERGY..............................  1.20%    COMMON SHARES   $ 99.27        21
IVY FUNDS VIP ENERGY..............................  1.25%    COMMON SHARES   $ 99.01        20
IVY FUNDS VIP ENERGY..............................  1.34%    COMMON SHARES   $ 98.52       186
IVY FUNDS VIP ENERGY..............................  1.45%    COMMON SHARES   $ 73.88        --

IVY FUNDS VIP HIGH INCOME.........................  0.50%    COMMON SHARES   $136.58        12
IVY FUNDS VIP HIGH INCOME.........................  0.70%    COMMON SHARES   $135.12         2
IVY FUNDS VIP HIGH INCOME.........................  0.80%    COMMON SHARES   $134.40        --
IVY FUNDS VIP HIGH INCOME.........................  0.90%    COMMON SHARES   $133.68        66
IVY FUNDS VIP HIGH INCOME.........................  0.95%    COMMON SHARES   $133.32        41
IVY FUNDS VIP HIGH INCOME.........................  1.00%    COMMON SHARES   $132.96         3
IVY FUNDS VIP HIGH INCOME.........................  1.10%    COMMON SHARES   $132.25        32

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
IVY FUNDS VIP HIGH INCOME.........................  1.20%   COMMON SHARES    $131.53       439
IVY FUNDS VIP HIGH INCOME.........................  1.25%   COMMON SHARES    $131.18       200
IVY FUNDS VIP HIGH INCOME.........................  1.34%   COMMON SHARES    $130.54       445
IVY FUNDS VIP HIGH INCOME.........................  1.45%   COMMON SHARES    $115.74        --

IVY FUNDS VIP MID CAP GROWTH......................  0.50%   COMMON SHARES    $132.54         1
IVY FUNDS VIP MID CAP GROWTH......................  0.70%   COMMON SHARES    $131.31         2
IVY FUNDS VIP MID CAP GROWTH......................  0.80%   COMMON SHARES    $130.69        --
IVY FUNDS VIP MID CAP GROWTH......................  0.90%   COMMON SHARES    $130.09        27
IVY FUNDS VIP MID CAP GROWTH......................  0.95%   COMMON SHARES    $129.78         9
IVY FUNDS VIP MID CAP GROWTH......................  1.00%   COMMON SHARES    $129.48         1
IVY FUNDS VIP MID CAP GROWTH......................  1.10%   COMMON SHARES    $128.87         8
IVY FUNDS VIP MID CAP GROWTH......................  1.20%   COMMON SHARES    $128.27       235
IVY FUNDS VIP MID CAP GROWTH......................  1.25%   COMMON SHARES    $127.97        39
IVY FUNDS VIP MID CAP GROWTH......................  1.34%   COMMON SHARES    $127.43       371
IVY FUNDS VIP MID CAP GROWTH......................  1.45%   COMMON SHARES    $126.77        --

IVY FUNDS VIP SMALL CAP GROWTH....................  0.50%   COMMON SHARES    $153.92        --
IVY FUNDS VIP SMALL CAP GROWTH....................  0.70%   COMMON SHARES    $120.51         1
IVY FUNDS VIP SMALL CAP GROWTH....................  0.80%   COMMON SHARES    $151.30        --
IVY FUNDS VIP SMALL CAP GROWTH....................  0.90%   COMMON SHARES    $119.39         3
IVY FUNDS VIP SMALL CAP GROWTH....................  0.90%   COMMON SHARES    $150.43         1
IVY FUNDS VIP SMALL CAP GROWTH....................  0.95%   COMMON SHARES    $119.11         3
IVY FUNDS VIP SMALL CAP GROWTH....................  1.00%   COMMON SHARES    $149.57        --
IVY FUNDS VIP SMALL CAP GROWTH....................  1.10%   COMMON SHARES    $148.71         2
IVY FUNDS VIP SMALL CAP GROWTH....................  1.20%   COMMON SHARES    $117.72         3
IVY FUNDS VIP SMALL CAP GROWTH....................  1.20%   COMMON SHARES    $147.86        44
IVY FUNDS VIP SMALL CAP GROWTH....................  1.25%   COMMON SHARES    $117.45        14
IVY FUNDS VIP SMALL CAP GROWTH....................  1.34%   COMMON SHARES    $116.95        87

LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.50%   SERVICE SHARES   $ 83.53        20
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.70%   SERVICE SHARES   $ 82.64         7
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.80%   SERVICE SHARES   $ 82.19        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.90%   SERVICE SHARES   $ 81.75        69
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.95%   SERVICE SHARES   $ 81.53        33
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.00%   SERVICE SHARES   $ 81.31         4
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.10%   SERVICE SHARES   $ 80.88        34
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.20%   SERVICE SHARES   $ 80.44       626
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.25%   SERVICE SHARES   $ 80.23        64
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.34%   SERVICE SHARES   $ 79.84       724
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.45%   SERVICE SHARES   $ 71.17        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.00%   SERVICE CLASS    $ 97.71        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.50%   SERVICE CLASS    $162.29        21
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.70%   SERVICE CLASS    $160.44        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.70%   SERVICE CLASS    $168.07         5
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.80%   SERVICE CLASS    $159.52        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.90%   SERVICE CLASS    $158.61        16
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.90%   SERVICE CLASS    $166.27        45
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.95%   SERVICE CLASS    $165.83        25
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.00%   SERVICE CLASS    $157.70         4
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.10%   SERVICE CLASS    $156.80        16
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.20%   SERVICE CLASS    $155.90       564
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.20%   SERVICE CLASS    $163.61        15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.25%    SERVICE CLASS   $163.17        58
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.34%    SERVICE CLASS   $162.38       670
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.45%    SERVICE CLASS   $136.90        --

MFS(R) INVESTORS TRUST SERIES.....................  0.50%    SERVICE CLASS   $168.77        --
MFS(R) INVESTORS TRUST SERIES.....................  0.70%    SERVICE CLASS   $187.88        --
MFS(R) INVESTORS TRUST SERIES.....................  0.90%    SERVICE CLASS   $164.95        --
MFS(R) INVESTORS TRUST SERIES.....................  0.90%    SERVICE CLASS   $185.88         2
MFS(R) INVESTORS TRUST SERIES.....................  0.95%    SERVICE CLASS   $185.38         2
MFS(R) INVESTORS TRUST SERIES.....................  1.00%    SERVICE CLASS   $164.00        --
MFS(R) INVESTORS TRUST SERIES.....................  1.10%    SERVICE CLASS   $163.06         1
MFS(R) INVESTORS TRUST SERIES.....................  1.20%    SERVICE CLASS   $162.12        31
MFS(R) INVESTORS TRUST SERIES.....................  1.20%    SERVICE CLASS   $182.90         2
MFS(R) INVESTORS TRUST SERIES.....................  1.25%    SERVICE CLASS   $182.41         5
MFS(R) INVESTORS TRUST SERIES.....................  1.34%    SERVICE CLASS   $181.52        25

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.50%    SERVICE CLASS   $196.01        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.70%    SERVICE CLASS   $193.91        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.80%    SERVICE CLASS   $192.88        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.90%    SERVICE CLASS   $191.84         3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.95%    SERVICE CLASS   $191.33        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.00%    SERVICE CLASS   $190.82        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.10%    SERVICE CLASS   $189.79        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.20%    SERVICE CLASS   $188.77        28
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.25%    SERVICE CLASS   $188.26         3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.34%    SERVICE CLASS   $187.35        21

MFS(R) TECHNOLOGY PORTFOLIO.......................  0.50%    SERVICE CLASS   $221.00         2
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.70%    SERVICE CLASS   $218.64         5
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.80%    SERVICE CLASS   $217.47        --
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.90%    SERVICE CLASS   $216.30         8
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.95%    SERVICE CLASS   $215.72         5
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.00%    SERVICE CLASS   $215.15        --
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.10%    SERVICE CLASS   $213.99         5
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.20%    SERVICE CLASS   $212.84        89
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.25%    SERVICE CLASS   $212.27        20
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.34%    SERVICE CLASS   $211.24       135
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.45%    SERVICE CLASS   $163.86        --

MFS(R) UTILITIES SERIES...........................  0.40%    SERVICE CLASS   $118.57         6
MFS(R) UTILITIES SERIES...........................  0.50%    SERVICE CLASS   $150.57         1
MFS(R) UTILITIES SERIES...........................  0.70%    SERVICE CLASS   $148.96         1
MFS(R) UTILITIES SERIES...........................  0.80%    SERVICE CLASS   $148.17        --
MFS(R) UTILITIES SERIES...........................  0.90%    SERVICE CLASS   $147.37        27
MFS(R) UTILITIES SERIES...........................  0.95%    SERVICE CLASS   $146.98         9
MFS(R) UTILITIES SERIES...........................  1.00%    SERVICE CLASS   $146.58        --
MFS(R) UTILITIES SERIES...........................  1.10%    SERVICE CLASS   $145.80        11
MFS(R) UTILITIES SERIES...........................  1.20%    SERVICE CLASS   $145.01       195
MFS(R) UTILITIES SERIES...........................  1.25%    SERVICE CLASS   $144.62        72
MFS(R) UTILITIES SERIES...........................  1.34%    SERVICE CLASS   $143.92       276
MFS(R) UTILITIES SERIES...........................  1.45%    SERVICE CLASS   $116.80        --

MULTIMANAGER AGGRESSIVE EQUITY....................  0.70%          A         $133.96         9
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%          A         $163.29        17
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%          A         $163.31         2
MULTIMANAGER AGGRESSIVE EQUITY+...................  0.90%          A         $164.04        18

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY....................  1.20%          A         $ 140.71        13
MULTIMANAGER AGGRESSIVE EQUITY+...................  1.34%          A         $ 122.37     3,772
MULTIMANAGER AGGRESSIVE EQUITY....................  1.35%          A         $ 205.80       486
MULTIMANAGER AGGRESSIVE EQUITY....................  1.35%          A         $ 216.67        12
MULTIMANAGER AGGRESSIVE EQUITY....................  1.45%          A         $ 112.97         3
MULTIMANAGER AGGRESSIVE EQUITY....................  0.50%          B         $ 123.67         1
MULTIMANAGER AGGRESSIVE EQUITY+...................  0.90%          B         $ 100.96         9
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%          B         $ 120.71        15
MULTIMANAGER AGGRESSIVE EQUITY....................  0.95%          B         $ 126.29        46
MULTIMANAGER AGGRESSIVE EQUITY....................  1.00%          B         $ 237.28        --
MULTIMANAGER AGGRESSIVE EQUITY....................  1.10%          B         $ 123.20         8
MULTIMANAGER AGGRESSIVE EQUITY....................  1.20%          B         $ 114.13       107
MULTIMANAGER AGGRESSIVE EQUITY....................  1.25%          B         $ 130.97        15
MULTIMANAGER AGGRESSIVE EQUITY....................  1.30%          B         $ 151.43         2

MULTIMANAGER CORE BOND............................  0.40%          B         $ 101.82         3
MULTIMANAGER CORE BOND............................  0.50%          B         $ 162.72         5
MULTIMANAGER CORE BOND............................  0.70%          B         $ 158.19         2
MULTIMANAGER CORE BOND............................  0.80%          B         $ 124.18        --
MULTIMANAGER CORE BOND............................  0.90%          B         $ 153.79        18
MULTIMANAGER CORE BOND............................  0.95%          B         $ 152.71        83
MULTIMANAGER CORE BOND............................  1.00%          B         $ 151.64         1
MULTIMANAGER CORE BOND............................  1.10%          B         $ 149.51        39
MULTIMANAGER CORE BOND............................  1.20%          B         $ 147.40       200
MULTIMANAGER CORE BOND............................  1.25%          B         $ 128.26        87
MULTIMANAGER CORE BOND............................  1.30%          B         $ 126.81         4
MULTIMANAGER CORE BOND............................  1.34%          B         $ 144.50       390
MULTIMANAGER CORE BOND............................  1.35%          B         $ 144.30         1
MULTIMANAGER CORE BOND............................  1.45%          B         $ 142.26        --

MULTIMANAGER MID CAP GROWTH.......................  0.50%          B         $ 190.66        --
MULTIMANAGER MID CAP GROWTH.......................  0.70%          B         $ 185.36         1
MULTIMANAGER MID CAP GROWTH.......................  0.90%          B         $ 180.20        11
MULTIMANAGER MID CAP GROWTH.......................  0.95%          B         $ 178.94        24
MULTIMANAGER MID CAP GROWTH.......................  1.00%          B         $ 177.68        --
MULTIMANAGER MID CAP GROWTH.......................  1.10%          B         $ 175.18         3
MULTIMANAGER MID CAP GROWTH.......................  1.20%          B         $ 172.71        36
MULTIMANAGER MID CAP GROWTH.......................  1.25%          B         $ 138.65        11
MULTIMANAGER MID CAP GROWTH.......................  1.30%          B         $ 160.67         2
MULTIMANAGER MID CAP GROWTH.......................  1.34%          B         $ 169.32       332
MULTIMANAGER MID CAP GROWTH.......................  1.34%          B         $ 253.22         6
MULTIMANAGER MID CAP GROWTH.......................  1.35%          B         $ 169.07        --
MULTIMANAGER MID CAP GROWTH.......................  1.45%          B         $ 166.69        --

MULTIMANAGER MID CAP VALUE........................  0.40%          B         $ 141.60        --
MULTIMANAGER MID CAP VALUE........................  0.50%          B         $ 215.51        --
MULTIMANAGER MID CAP VALUE........................  0.70%          B         $ 183.05        --
MULTIMANAGER MID CAP VALUE........................  0.70%          B         $ 209.52         1
MULTIMANAGER MID CAP VALUE........................  0.80%          B         $ 271.76        --
MULTIMANAGER MID CAP VALUE........................  0.90%          B         $ 203.69        10
MULTIMANAGER MID CAP VALUE........................  0.95%          B         $ 202.26        19
MULTIMANAGER MID CAP VALUE........................  1.00%          B         $ 200.84        --
MULTIMANAGER MID CAP VALUE........................  1.10%          B         $ 198.01         5
MULTIMANAGER MID CAP VALUE........................  1.20%          B         $ 195.22        26
MULTIMANAGER MID CAP VALUE........................  1.25%          B         $ 123.86        11
MULTIMANAGER MID CAP VALUE........................  1.30%          B         $ 142.12         2
MULTIMANAGER MID CAP VALUE........................  1.34%          B         $ 191.39       203

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE........................  1.34%          B         $ 243.71        4
MULTIMANAGER MID CAP VALUE........................  1.35%          B         $ 191.11       --
MULTIMANAGER MID CAP VALUE........................  1.45%          B         $ 188.42       --

MULTIMANAGER TECHNOLOGY...........................  0.50%          B         $ 217.98        1
MULTIMANAGER TECHNOLOGY...........................  0.70%          B         $ 211.92        2
MULTIMANAGER TECHNOLOGY...........................  0.70%          B         $ 240.45       --
MULTIMANAGER TECHNOLOGY...........................  0.80%          B         $ 324.08       --
MULTIMANAGER TECHNOLOGY...........................  0.90%          B         $ 206.03       14
MULTIMANAGER TECHNOLOGY...........................  0.95%          B         $ 204.58       28
MULTIMANAGER TECHNOLOGY...........................  1.00%          B         $ 203.14       --
MULTIMANAGER TECHNOLOGY...........................  1.10%          B         $ 200.28       10
MULTIMANAGER TECHNOLOGY...........................  1.20%          B         $ 197.46      118
MULTIMANAGER TECHNOLOGY...........................  1.25%          B         $ 163.68       21
MULTIMANAGER TECHNOLOGY...........................  1.30%          B         $ 192.04        2
MULTIMANAGER TECHNOLOGY...........................  1.34%          B         $ 193.58      562
MULTIMANAGER TECHNOLOGY...........................  1.34%          B         $ 300.55        4
MULTIMANAGER TECHNOLOGY...........................  1.35%          B         $ 193.31        1
MULTIMANAGER TECHNOLOGY...........................  1.45%          B         $ 190.58       --

OPPENHEIMER MAIN STREET FUND(R)/VA................  0.50%    SERVICE CLASS   $ 181.37        3
OPPENHEIMER MAIN STREET FUND(R)/VA................  0.90%    SERVICE CLASS   $ 177.26       --
OPPENHEIMER MAIN STREET FUND(R)/VA................  1.10%    SERVICE CLASS   $ 175.24       --
OPPENHEIMER MAIN STREET FUND(R)/VA................  1.20%    SERVICE CLASS   $ 174.23       12

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.00%    ADVISOR CLASS   $  75.98       --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.50%    ADVISOR CLASS   $  60.44        1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.70%    ADVISOR CLASS   $  59.75       --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.90%    ADVISOR CLASS   $  59.07        1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  1.00%    ADVISOR CLASS   $  58.73       --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  1.10%    ADVISOR CLASS   $  58.40        2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  1.20%    ADVISOR CLASS   $  58.06       85

TARGET 2015 ALLOCATION............................  0.50%          B         $ 127.97        3
TARGET 2015 ALLOCATION............................  0.70%          B         $ 125.59       --
TARGET 2015 ALLOCATION............................  0.90%          B         $ 123.26       17
TARGET 2015 ALLOCATION............................  0.95%          B         $ 122.68        3
TARGET 2015 ALLOCATION............................  1.10%          B         $ 120.96        4
TARGET 2015 ALLOCATION............................  1.20%          B         $ 119.82       33
TARGET 2015 ALLOCATION............................  1.25%          B         $ 103.34       21
TARGET 2015 ALLOCATION............................  1.34%          B         $ 118.25      113

TARGET 2025 ALLOCATION............................  0.40%          B         $ 124.12       --
TARGET 2025 ALLOCATION............................  0.50%          B         $ 132.64        6
TARGET 2025 ALLOCATION............................  0.70%          B         $ 130.17        3
TARGET 2025 ALLOCATION............................  0.90%          B         $ 127.75       36
TARGET 2025 ALLOCATION............................  0.95%          B         $ 127.15        9
TARGET 2025 ALLOCATION............................  1.00%          B         $ 126.56       --
TARGET 2025 ALLOCATION............................  1.10%          B         $ 125.37       14
TARGET 2025 ALLOCATION............................  1.20%          B         $ 124.19      101
TARGET 2025 ALLOCATION............................  1.25%          B         $ 105.36       21
TARGET 2025 ALLOCATION............................  1.34%          B         $ 122.56      247
TARGET 2025 ALLOCATION............................  1.35%          B         $ 122.45       --
TARGET 2025 ALLOCATION............................  1.45%          B         $ 121.29       --

TARGET 2035 ALLOCATION............................  0.40%          B         $ 128.32        1
TARGET 2035 ALLOCATION............................  0.50%          B         $ 135.40        4
TARGET 2035 ALLOCATION............................  0.70%          B         $ 132.89        2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
TARGET 2035 ALLOCATION............................  0.90%         B          $ 130.41       24
TARGET 2035 ALLOCATION............................  0.95%         B          $ 129.80        5
TARGET 2035 ALLOCATION............................  1.00%         B          $ 129.20       --
TARGET 2035 ALLOCATION............................  1.10%         B          $ 127.98       10
TARGET 2035 ALLOCATION............................  1.20%         B          $ 126.78      116
TARGET 2035 ALLOCATION............................  1.25%         B          $ 105.88       10
TARGET 2035 ALLOCATION............................  1.34%         B          $ 125.12      239
TARGET 2035 ALLOCATION............................  1.35%         B          $ 125.00       --
TARGET 2035 ALLOCATION............................  1.45%         B          $ 123.82       --

TARGET 2045 ALLOCATION............................  0.40%         B          $ 131.97        1
TARGET 2045 ALLOCATION............................  0.50%         B          $ 136.17        3
TARGET 2045 ALLOCATION............................  0.70%         B          $ 133.63       --
TARGET 2045 ALLOCATION............................  0.90%         B          $ 131.15       19
TARGET 2045 ALLOCATION............................  0.95%         B          $ 130.53        6
TARGET 2045 ALLOCATION............................  1.00%         B          $ 129.92       --
TARGET 2045 ALLOCATION............................  1.10%         B          $ 128.70       11
TARGET 2045 ALLOCATION............................  1.20%         B          $ 127.49      116
TARGET 2045 ALLOCATION............................  1.25%         B          $ 104.77        6
TARGET 2045 ALLOCATION............................  1.34%         B          $ 125.82      177
TARGET 2045 ALLOCATION............................  1.35%         B          $ 125.70        1
TARGET 2045 ALLOCATION............................  1.45%         B          $ 124.52       --

TARGET 2055 ALLOCATION............................  0.50%         B          $  91.95        1
TARGET 2055 ALLOCATION............................  0.90%         B          $  91.72       --
TARGET 2055 ALLOCATION............................  1.00%         B          $  91.66       --
TARGET 2055 ALLOCATION............................  1.10%         B          $  91.60       --
TARGET 2055 ALLOCATION............................  1.20%         B          $  91.54        4
TARGET 2055 ALLOCATION............................  1.34%         B          $  91.46        1

TEMPLETON GLOBAL BOND VIP FUND....................  0.50%      CLASS 2       $ 115.46        8
TEMPLETON GLOBAL BOND VIP FUND....................  0.70%      CLASS 2       $ 114.14       --
TEMPLETON GLOBAL BOND VIP FUND....................  0.80%      CLASS 2       $ 113.49        1
TEMPLETON GLOBAL BOND VIP FUND....................  0.90%      CLASS 2       $ 112.84        4
TEMPLETON GLOBAL BOND VIP FUND....................  1.00%      CLASS 2       $ 112.19        1
TEMPLETON GLOBAL BOND VIP FUND....................  1.10%      CLASS 2       $ 111.55        3
TEMPLETON GLOBAL BOND VIP FUND....................  1.20%      CLASS 2       $ 110.91      410

VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.50%   CLASS S SHARES   $  49.76        1
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.70%   CLASS S SHARES   $  49.30        1
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.80%   CLASS S SHARES   $  49.07       --
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.90%   CLASS S SHARES   $  48.84       17
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.95%   CLASS S SHARES   $  48.72        9
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.00%   CLASS S SHARES   $  48.61       --
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.10%   CLASS S SHARES   $  48.38       11
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.20%   CLASS S SHARES   $  48.15       87
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.25%   CLASS S SHARES   $  48.04       25
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.34%   CLASS S SHARES   $  47.84      167
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.45%   CLASS S SHARES   $  47.59       --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a--.
+ In 2015, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in its entirety. In 2015, the contract charges were 0.00%.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                           ALL ASSET
                                                                           ALL ASSET        ALL ASSET       MODERATE
                                                                       AGGRESSIVE-ALT 25* GROWTH-ALT 20* GROWTH-ALT 15*
                                                                       ------------------ -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $  61,939       $   458,672     $  47,736
  Expenses:
   Asset-based charges................................................        84,261           691,494        60,741
                                                                           ---------       -----------     ---------
   Net Expenses.......................................................        84,261           691,494        60,741
                                                                           ---------       -----------     ---------

NET INVESTMENT INCOME (LOSS)..........................................       (22,322)         (232,822)      (13,005)
                                                                           ---------       -----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (48,168)          846,446       (22,627)
   Net realized gain distribution from the Portfolios.................       118,205         1,562,840        57,789
                                                                           ---------       -----------     ---------
  Net realized gain (loss) on investments.............................        70,037         2,409,286        35,162
                                                                           ---------       -----------     ---------

  Net change in unrealized appreciation (depreciation) of investments.      (531,819)       (5,040,309)     (306,085)
                                                                           ---------       -----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (461,782)       (2,631,023)     (270,923)
                                                                           ---------       -----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $(484,104)      $(2,863,845)    $(283,928)
                                                                           =========       ===========     =========

                                                                         AMERICAN
                                                                        CENTURY VP    AMERICAN FUNDS
                                                                         MID CAP    INSURANCE SERIES(R) AXA 400 MANAGED
                                                                        VALUE FUND     BOND FUND/SM/      VOLATILITY*
                                                                       -----------  ------------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   308,863       $ 389,109        $    41,927
  Expenses:
   Asset-based charges................................................     243,522         247,074             91,501
                                                                       -----------       ---------        -----------
   Net Expenses.......................................................     243,522         247,074             91,501
                                                                       -----------       ---------        -----------

NET INVESTMENT INCOME (LOSS)..........................................      65,341         142,035            (49,574)
                                                                       -----------       ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     760,387         (86,251)           341,662
   Net realized gain distribution from the Portfolios.................     801,948         421,141            401,632
                                                                       -----------       ---------        -----------
  Net realized gain (loss) on investments.............................   1,562,335         334,890            743,294
                                                                       -----------       ---------        -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,283,043)       (839,154)        (1,032,876)
                                                                       -----------       ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (720,708)       (504,264)          (289,582)
                                                                       -----------       ---------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (655,367)      $(362,229)       $  (339,156)
                                                                       ===========       =========        ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE
                                                                         VOLATILITY*     VOLATILITY*     ALLOCATION*
                                                                       --------------- ---------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $ 137,506       $  16,754      $  5,610,648
  Expenses:
   Asset-based charges................................................      176,479          51,180         7,259,301
                                                                          ---------       ---------      ------------
   Net Expenses.......................................................      176,479          51,180         7,259,301
                                                                          ---------       ---------      ------------

NET INVESTMENT INCOME (LOSS)..........................................      (38,973)        (34,426)       (1,648,653)
                                                                          ---------       ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      561,344          84,993        11,911,879
   Net realized gain distribution from the Portfolios.................      258,716         169,154        35,930,030
                                                                          ---------       ---------      ------------
  Net realized gain (loss) on investments.............................      820,060         254,147        47,841,909
                                                                          ---------       ---------      ------------

  Net change in unrealized appreciation (depreciation) of investments.     (894,623)       (494,315)      (63,571,860)
                                                                          ---------       ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (74,563)       (240,168)      (15,729,951)
                                                                          ---------       ---------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(113,536)      $(274,594)     $(17,378,604)
                                                                          =========       =========      ============

                                                                       AXA BALANCED AXA CONSERVATIVE
                                                                        STRATEGY*     ALLOCATION*
                                                                       ------------ ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,077,185    $   947,528
  Expenses:
   Asset-based charges................................................   1,354,523      1,440,877
                                                                       -----------    -----------
   Net Expenses.......................................................   1,354,523      1,440,877
                                                                       -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................    (277,338)      (493,349)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   1,121,921        (39,014)
   Net realized gain distribution from the Portfolios.................     870,141      2,002,544
                                                                       -----------    -----------
  Net realized gain (loss) on investments.............................   1,992,062      1,963,530
                                                                       -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  (3,891,385)    (3,127,629)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,899,323)    (1,164,099)
                                                                       -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,176,661)   $(1,657,448)
                                                                       ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                       AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE-
                                                                       GROWTH STRATEGY*    STRATEGY*     PLUS ALLOCATION*
                                                                       ---------------- ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $ 209,944        $  67,080       $  1,738,286
  Expenses:
   Asset-based charges................................................      263,736           97,121          2,564,583
                                                                          ---------        ---------       ------------
   Net Expenses.......................................................      263,736           97,121          2,564,583
                                                                          ---------        ---------       ------------

NET INVESTMENT INCOME (LOSS)..........................................      (53,792)         (30,041)          (826,297)
                                                                          ---------        ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      235,661           55,986          1,203,351
   Net realized gain distribution from the Portfolios.................      141,162           10,965          7,287,763
                                                                          ---------        ---------       ------------
  Net realized gain (loss) on investments.............................      376,823           66,951          8,491,114
                                                                          ---------        ---------       ------------

  Net change in unrealized appreciation (depreciation) of investments.     (703,988)        (150,391)       (11,544,874)
                                                                          ---------        ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (327,165)         (83,440)        (3,053,760)
                                                                          ---------        ---------       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(380,957)       $(113,481)      $ (3,880,057)
                                                                          =========        =========       ============

                                                                         AXA GLOBAL              AXA INTERNATIONAL
                                                                       EQUITY MANAGED AXA GROWTH   CORE MANAGED
                                                                        VOLATILITY*   STRATEGY*     VOLATILITY*
                                                                       -------------- ---------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  3,448,550   $ 15,015     $    98,641
  Expenses:
   Asset-based charges................................................     5,034,712     15,191       2,222,000
                                                                        ------------   --------     -----------
   Net Expenses.......................................................     5,034,712     15,191       2,222,000
                                                                        ------------   --------     -----------

NET INVESTMENT INCOME (LOSS)..........................................    (1,586,162)      (176)     (2,123,359)
                                                                        ------------   --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    15,160,473     11,755       2,508,135
   Net realized gain distribution from the Portfolios.................            --     13,760              --
                                                                        ------------   --------     -----------
  Net realized gain (loss) on investments.............................    15,160,473     25,515       2,508,135
                                                                        ------------   --------     -----------

  Net change in unrealized appreciation (depreciation) of investments.   (24,327,235)   (51,332)     (9,532,077)
                                                                        ------------   --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (9,166,762)   (25,817)     (7,023,942)
                                                                        ------------   --------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(10,752,924)  $(25,993)    $(9,147,301)
                                                                        ============   ========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                           AXA INTERNATIONAL AXA LARGE CAP
                                                                        AXA INTERNATIONAL    VALUE MANAGED   CORE MANAGED
                                                                       MANAGED VOLATILITY*    VOLATILITY*     VOLATILITY*
                                                                       ------------------- ----------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................      $   3,251        $    198,064     $   283,903
  Expenses:
   Asset-based charges................................................        101,403           2,529,388         398,727
                                                                            ---------        ------------     -----------
   Net Expenses.......................................................        101,403           2,529,388         398,727
                                                                            ---------        ------------     -----------

NET INVESTMENT INCOME (LOSS)..........................................        (98,152)         (2,331,324)       (114,824)
                                                                            ---------        ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        142,047           5,274,051       1,491,732
   Net realized gain distribution from the Portfolios.................        248,312                  --         438,086
                                                                            ---------        ------------     -----------
  Net realized gain (loss) on investments.............................        390,359           5,274,051       1,929,818
                                                                            ---------        ------------     -----------

  Net change in unrealized appreciation (depreciation) of investments.       (649,052)        (10,897,653)     (2,057,803)
                                                                            ---------        ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (258,693)         (5,623,602)       (127,985)
                                                                            ---------        ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $(356,845)       $ (7,954,926)    $  (242,809)
                                                                            =========        ============     ===========

                                                                       AXA LARGE CAP  AXA LARGE CAP  AXA MID CAP
                                                                       GROWTH MANAGED VALUE MANAGED VALUE MANAGED
                                                                        VOLATILITY*    VOLATILITY*   VOLATILITY*
                                                                       -------------- ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  1,912,077  $ 13,688,966  $  3,804,744
  Expenses:
   Asset-based charges................................................     8,796,826    11,373,941     6,636,959
                                                                        ------------  ------------  ------------
   Net Expenses.......................................................     8,796,826    11,373,941     6,636,959
                                                                        ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)..........................................    (6,884,749)    2,315,025    (2,832,215)
                                                                        ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    44,782,283    30,450,271    43,136,121
   Net realized gain distribution from the Portfolios.................    29,088,654            --            --
                                                                        ------------  ------------  ------------
  Net realized gain (loss) on investments.............................    73,870,937    30,450,271    43,136,121
                                                                        ------------  ------------  ------------

  Net change in unrealized appreciation (depreciation) of investments.   (48,808,750)  (78,936,335)  (63,820,929)
                                                                        ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    25,062,187   (48,486,064)  (20,684,808)
                                                                        ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 18,177,438  $(46,171,039) $(23,517,023)
                                                                        ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       AXA MODERATE    AXA MODERATE    AXA MODERATE-
                                                                       ALLOCATION*   GROWTH STRATEGY* PLUS ALLOCATION*
                                                                       ------------  ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 13,844,462    $   395,879      $  9,716,826
  Expenses:
   Asset-based charges................................................   22,717,938        389,570        13,564,777
   Less: Reduction for expense limitation.............................   (6,081,129)            --                --
                                                                       ------------    -----------      ------------
   Net Expenses.......................................................   16,636,809        389,570        13,564,777
                                                                       ------------    -----------      ------------

NET INVESTMENT INCOME (LOSS)..........................................   (2,792,347)         6,309        (3,847,951)
                                                                       ------------    -----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    1,220,973        235,346        15,690,861
   Net realized gain distribution from the Portfolios.................   59,880,219        332,074        49,590,746
                                                                       ------------    -----------      ------------
  Net realized gain (loss) on investments.............................   61,101,192        567,420        65,281,607
                                                                       ------------    -----------      ------------

  Net change in unrealized appreciation (depreciation) of investments.  (88,586,489)    (1,357,790)      (88,376,532)
                                                                       ------------    -----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (27,485,297)      (790,370)      (23,094,925)
                                                                       ------------    -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(30,277,644)   $  (784,061)     $(26,942,876)
                                                                       ============    ===========      ============

                                                                       AXA SMARTBETA  AXA/AB DYNAMIC  AXA/AB SMALL CAP
                                                                        EQUITY*(B)   MODERATE GROWTH*     GROWTH*
                                                                       ------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $   835       $ 102,637       $    165,951
  Expenses:
   Asset-based charges................................................        166         157,891          4,716,212
   Less: Reduction for expense limitation.............................         --              --                 --
                                                                          -------       ---------       ------------
   Net Expenses.......................................................        166         157,891          4,716,212
                                                                          -------       ---------       ------------

NET INVESTMENT INCOME (LOSS)..........................................        669         (55,254)        (4,550,261)
                                                                          -------       ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (122)        255,280         11,131,779
   Net realized gain distribution from the Portfolios.................        107         103,503         37,535,650
                                                                          -------       ---------       ------------
  Net realized gain (loss) on investments.............................        (15)        358,783         48,667,429
                                                                          -------       ---------       ------------

  Net change in unrealized appreciation (depreciation) of investments.     (2,015)       (575,002)       (58,282,278)
                                                                          -------       ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (2,030)       (216,219)        (9,614,849)
                                                                          -------       ---------       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(1,361)      $(271,473)      $(14,165,110)
                                                                          =======       =========       ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                           AXA/FRANKLIN
                                                                         AXA/DOUBLELINE     AXA/FRANKLIN     SMALL CAP
                                                                         OPPORTUNISTIC    BALANCED MANAGED VALUE MANAGED
                                                                       CORE PLUS BOND*(B)   VOLATILITY*     VOLATILITY*
                                                                       ------------------ ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................      $ 11,373        $ 2,136,839     $    39,991
  Expenses:
   Asset-based charges................................................         2,269          1,171,127         224,094
                                                                            --------        -----------     -----------
   Net Expenses.......................................................         2,269          1,171,127         224,094
                                                                            --------        -----------     -----------

NET INVESTMENT INCOME (LOSS)..........................................         9,104            965,712        (184,103)
                                                                            --------        -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................          (666)         3,707,923       1,265,164
   Net realized gain distribution from the Portfolios.................            --                 --              --
                                                                            --------        -----------     -----------
  Net realized gain (loss) on investments.............................          (666)         3,707,923       1,265,164
                                                                            --------        -----------     -----------

  Net change in unrealized appreciation (depreciation) of investments.       (19,081)        (8,637,323)     (2,444,955)
                                                                            --------        -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (19,747)        (4,929,400)     (1,179,791)
                                                                            --------        -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $(10,643)       $(3,963,688)    $(1,363,894)
                                                                            ========        ===========     ===========

                                                                       AXA/FRANKLIN
                                                                        TEMPLETON
                                                                        ALLOCATION  AXA/HORIZON
                                                                         MANAGED     SMALL CAP    AXA/LOOMIS
                                                                       VOLATILITY*   VALUE*(B)  SAYLES GROWTH*
                                                                       ------------ ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   898,838    $   285     $   53,354
  Expenses:
   Asset-based charges................................................     922,440        119        549,731
                                                                       -----------    -------     ----------
   Net Expenses.......................................................     922,440        119        549,731
                                                                       -----------    -------     ----------

NET INVESTMENT INCOME (LOSS)..........................................     (23,602)       166       (496,377)
                                                                       -----------    -------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   3,395,235       (139)       (24,125)
   Net realized gain distribution from the Portfolios.................     386,259      2,914        477,160
                                                                       -----------    -------     ----------
  Net realized gain (loss) on investments.............................   3,781,494      2,775        453,035
                                                                       -----------    -------     ----------

  Net change in unrealized appreciation (depreciation) of investments.  (6,678,966)    (6,704)     4,126,754
                                                                       -----------    -------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,897,472)    (3,929)     4,579,789
                                                                       -----------    -------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,921,074)   $(3,763)    $4,083,412
                                                                       ===========    =======     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                         AXA/MUTUAL                    AXA/TEMPLETON
                                                                         LARGE CAP      AXA/PACIFIC    GLOBAL EQUITY
                                                                       EQUITY MANAGED GLOBAL SMALL CAP    MANAGED
                                                                        VOLATILITY*      VALUE*(B)      VOLATILITY*
                                                                       -------------- ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   505,576       $    161      $        --
  Expenses:
   Asset-based charges................................................      362,009            330          594,157
                                                                        -----------       --------      -----------
   Net Expenses.......................................................      362,009            330          594,157
                                                                        -----------       --------      -----------

NET INVESTMENT INCOME (LOSS)..........................................      143,567           (169)        (594,157)
                                                                        -----------       --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    1,994,854           (415)       2,149,212
   Net realized gain distribution from the Portfolios.................           --          2,069               --
                                                                        -----------       --------      -----------
  Net realized gain (loss) on investments.............................    1,994,854          1,654        2,149,212
                                                                        -----------       --------      -----------

  Net change in unrealized appreciation (depreciation) of investments.   (3,109,126)       (16,914)      (3,310,914)
                                                                        -----------       --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (1,114,272)       (15,260)      (1,161,702)
                                                                        -----------       --------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  (970,705)      $(15,429)     $(1,755,859)
                                                                        ===========       ========      ===========

                                                                        CHARTER/SM/   CHARTER/SM
                                                                       INTERNATIONAL /MULTI-SECTOR    CHARTER/SM
                                                                       MODERATE*(B)      BOND*     /REAL ASSETS*(B)
                                                                       ------------- ------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $ 257      $ 1,481,743       $ 118
  Expenses:
   Asset-based charges................................................        32        1,231,247          30
                                                                           -----      -----------       -----
   Net Expenses.......................................................        32        1,231,247          30
                                                                           -----      -----------       -----

NET INVESTMENT INCOME (LOSS)..........................................       225          250,496          88
                                                                           -----      -----------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        --       (1,913,717)         (8)
   Net realized gain distribution from the Portfolios.................         6               --          --
                                                                           -----      -----------       -----
  Net realized gain (loss) on investments.............................         6       (1,913,717)         (8)
                                                                           -----      -----------       -----

  Net change in unrealized appreciation (depreciation) of investments.      (972)        (117,237)       (504)
                                                                           -----      -----------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (966)      (2,030,954)       (512)
                                                                           -----      -----------       -----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $(741)     $(1,780,458)      $(424)
                                                                           =====      ===========       =====

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       CHARTER/SM/   CHARTER/SM/  EQ/BLACKROCK     EQ/BOSTON
                                                                        SMALL CAP    SMALL CAP    BASIC VALUE   ADVISORS EQUITY
                                                                         GROWTH*       VALUE*       EQUITY*         INCOME*
                                                                       -----------  ------------  ------------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   118,884  $    600,850  $  9,044,494   $  1,659,440
  Expenses:
   Asset-based charges................................................     590,219     1,479,339     8,784,994      1,323,253
   Less: Reduction for expense limitation.............................         (42)         (184)           --             --
                                                                       -----------  ------------  ------------   ------------
   Net Expenses.......................................................     590,177     1,479,155     8,784,994      1,323,253
                                                                       -----------  ------------  ------------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (471,293)     (878,305)      259,500        336,187
                                                                       -----------  ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   3,020,979     6,738,494    41,625,785      3,208,847
   Net realized gain distribution from the Portfolios.................          --            --            --      9,139,680
                                                                       -----------  ------------  ------------   ------------
  Net realized gain (loss) on investments.............................   3,020,979     6,738,494    41,625,785     12,348,527
                                                                       -----------  ------------  ------------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (5,664,334)  (23,006,772)  (92,720,310)   (15,836,124)
                                                                       -----------  ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,643,355)  (16,268,278)  (51,094,525)    (3,487,597)
                                                                       -----------  ------------  ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(3,114,648) $(17,146,583) $(50,835,025)  $ (3,151,410)
                                                                       ===========  ============  ============   ============

                                                                        EQ/CALVERT   EQ/CAPITAL
                                                                         SOCIALLY     GUARDIAN
                                                                       RESPONSIBLE*  RESEARCH*
                                                                       ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   453,961  $ 1,167,063
  Expenses:
   Asset-based charges................................................     572,002    2,641,100
   Less: Reduction for expense limitation.............................          --           --
                                                                       -----------  -----------
   Net Expenses.......................................................     572,002    2,641,100
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................    (118,041)  (1,474,037)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   4,652,010   12,347,754
   Net realized gain distribution from the Portfolios.................   4,691,856           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................   9,343,866   12,347,754
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (9,588,431)  (9,351,491)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (244,565)   2,996,263
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (362,606) $ 1,522,226
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                   EQ/EMERGING
                                                                         EQ/COMMON      EQ/CORE      MARKETS     EQ/EQUITY
                                                                        STOCK INDEX*  BOND INDEX*  EQUITY PLUS*  500 INDEX*
                                                                       -------------  -----------  ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  31,207,112  $ 1,675,868   $  27,605   $ 19,188,774
  Expenses:
   Asset-based charges................................................    32,917,570    1,397,165      47,603     15,169,282
   Less: Reduction for expense limitation.............................    (6,183,697)          --          --             --
                                                                       -------------  -----------   ---------   ------------
   Net Expenses.......................................................    26,733,873    1,397,165      47,603     15,169,282
                                                                       -------------  -----------   ---------   ------------

NET INVESTMENT INCOME (LOSS)..........................................     4,473,239      278,703     (19,998)     4,019,492
                                                                       -------------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    85,439,268      705,091    (126,246)    66,265,343
   Net realized gain distribution from the Portfolios.................            --           --          --     21,266,543
                                                                       -------------  -----------   ---------   ------------
  Net realized gain (loss) on investments.............................    85,439,268      705,091    (126,246)    87,531,886
                                                                       -------------  -----------   ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (115,492,007)  (1,890,312)   (714,681)   (96,695,840)
                                                                       -------------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (30,052,739)  (1,185,221)   (840,927)    (9,163,954)
                                                                       -------------  -----------   ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (25,579,500) $  (906,518)  $(860,925)  $ (5,144,462)
                                                                       =============  ===========   =========   ============

                                                                         EQ/GAMCO      EQ/GAMCO
                                                                        MERGERS AND  SMALL COMPANY
                                                                       ACQUISITIONS*    VALUE*
                                                                       ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $      --   $   3,849,265
  Expenses:
   Asset-based charges................................................     243,119       9,092,779
   Less: Reduction for expense limitation.............................          --              --
                                                                         ---------   -------------
   Net Expenses.......................................................     243,119       9,092,779
                                                                         ---------   -------------

NET INVESTMENT INCOME (LOSS)..........................................    (243,119)     (5,243,514)
                                                                         ---------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     116,149      30,250,289
   Net realized gain distribution from the Portfolios.................     848,073      37,247,592
                                                                         ---------   -------------
  Net realized gain (loss) on investments.............................     964,222      67,497,881
                                                                         ---------   -------------

  Net change in unrealized appreciation (depreciation) of investments.    (463,134)   (112,808,601)
                                                                         ---------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     501,088     (45,310,720)
                                                                         ---------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ 257,969   $ (50,554,234)
                                                                         =========   =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                      EQ/
                                                                                                  INTERMEDIATE      EQ/
                                                                        EQ/GLOBAL   EQ/HIGH YIELD  GOVERNMENT  INTERNATIONAL
                                                                        BOND PLUS*      BOND*        BOND*     EQUITY INDEX*
                                                                       -----------  ------------- ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    28,863    $ 323,618    $ 372,479   $  9,106,259
  Expenses:
   Asset-based charges................................................     811,420       56,495      816,879      5,152,785
   Less: Reduction for expense limitation.............................          --           --       (4,898)            --
                                                                       -----------    ---------    ---------   ------------
   Net Expenses.......................................................     811,420       56,495      811,981      5,152,785
                                                                       -----------    ---------    ---------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (782,557)     267,123     (439,502)     3,953,474
                                                                       -----------    ---------    ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (2,229,923)     (56,902)     352,926       (740,269)
   Net realized gain distribution from the Portfolios.................      82,366           --       69,835             --
                                                                       -----------    ---------    ---------   ------------
  Net realized gain (loss) on investments.............................  (2,147,557)     (56,902)     422,761       (740,269)
                                                                       -----------    ---------    ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.    (389,243)    (487,333)    (494,052)   (15,496,968)
                                                                       -----------    ---------    ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,536,800)    (544,235)     (71,291)   (16,237,237)
                                                                       -----------    ---------    ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(3,319,357)   $(277,112)   $(510,793)  $(12,283,763)
                                                                       ===========    =========    =========   ============

                                                                                      EQ/JPMORGAN
                                                                        EQ/INVESCO       VALUE
                                                                        COMSTOCK*    OPPORTUNITIES*
                                                                       ------------  --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  2,528,524   $   489,098
  Expenses:
   Asset-based charges................................................    1,522,380       892,200
   Less: Reduction for expense limitation.............................           --            --
                                                                       ------------   -----------
   Net Expenses.......................................................    1,522,380       892,200
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................    1,006,144      (403,102)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    5,472,205     6,266,035
   Net realized gain distribution from the Portfolios.................           --            --
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................    5,472,205     6,266,035
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  (15,426,357)   (8,340,830)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (9,954,152)   (2,074,795)
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (8,948,008)  $(2,477,897)
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                       EQ/LARGE       EQ/MFS
                                                                       EQ/LARGE CAP    CAP VALUE   INTERNATIONAL  EQ/MID CAP
                                                                       GROWTH INDEX*    INDEX*        GROWTH*       INDEX*
                                                                       ------------- ------------  ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  1,737,305  $  1,263,351   $   597,294  $  4,120,274
  Expenses:
   Asset-based charges................................................    2,528,177       820,809     1,241,069     6,025,201
                                                                       ------------  ------------   -----------  ------------
   Net Expenses.......................................................    2,528,177       820,809     1,241,069     6,025,201
                                                                       ------------  ------------   -----------  ------------

NET INVESTMENT INCOME (LOSS)..........................................     (790,872)      442,542      (643,775)   (1,904,927)
                                                                       ------------  ------------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   15,325,187     5,031,768     1,647,054    35,250,818
   Net realized gain distribution from the Portfolios.................   17,674,185     1,580,170     1,493,111            --
                                                                       ------------  ------------   -----------  ------------
  Net realized gain (loss) on investments.............................   32,999,372     6,611,938     3,140,165    35,250,818
                                                                       ------------  ------------   -----------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (25,537,911)  (10,773,126)   (3,691,922)  (52,701,957)
                                                                       ------------  ------------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    7,461,461    (4,161,188)     (551,757)  (17,451,139)
                                                                       ------------  ------------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  6,670,589  $ (3,718,646)  $(1,195,532) $(19,356,066)
                                                                       ============  ============   ===========  ============

                                                                                     EQ/MORGAN
                                                                        EQ/MONEY  STANLEY MID CAP
                                                                        MARKET*       GROWTH*
                                                                       ---------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $      --   $         --
  Expenses:
   Asset-based charges................................................   868,712      3,572,673
                                                                       ---------   ------------
   Net Expenses.......................................................   868,712      3,572,673
                                                                       ---------   ------------

NET INVESTMENT INCOME (LOSS)..........................................  (868,712)    (3,572,673)
                                                                       ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (2,939)     3,653,973
   Net realized gain distribution from the Portfolios.................       366      7,053,628
                                                                       ---------   ------------
  Net realized gain (loss) on investments.............................    (2,573)    10,707,601
                                                                       ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.     1,702    (25,966,899)
                                                                       ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (871)   (15,259,298)
                                                                       ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(869,583)  $(18,831,971)
                                                                       =========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                        EQ/PIMCO    EQ/PIMCO
                                                                       EQ/OPPENHEIMER    GLOBAL       ULTRA      EQ/QUALITY
                                                                          GLOBAL*     REAL RETURN* SHORT BOND*   BOND PLUS*
                                                                       -------------- ------------ -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   323,315    $ 215,618   $   433,168  $ 1,015,589
  Expenses:
   Asset-based charges................................................    1,471,535      169,099     1,162,046    1,235,476
                                                                        -----------    ---------   -----------  -----------
   Net Expenses.......................................................    1,471,535      169,099     1,162,046    1,235,476
                                                                        -----------    ---------   -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................   (1,148,220)      46,519      (728,878)    (219,887)
                                                                        -----------    ---------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    5,905,110     (128,976)     (265,829)  (1,164,272)
   Net realized gain distribution from the Portfolios.................           --       92,875            --           --
                                                                        -----------    ---------   -----------  -----------
  Net realized gain (loss) on investments.............................    5,905,110      (36,101)     (265,829)  (1,164,272)
                                                                        -----------    ---------   -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (3,494,544)    (631,101)     (425,701)     423,993
                                                                        -----------    ---------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    2,410,566     (667,202)     (691,530)    (740,279)
                                                                        -----------    ---------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 1,262,346    $(620,683)  $(1,420,408) $  (960,166)
                                                                        ===========    =========   ===========  ===========

                                                                         EQ/SMALL     EQ/T. ROWE
                                                                         COMPANY         PRICE
                                                                          INDEX*     GROWTH STOCK*
                                                                       ------------  -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  2,277,052   $        --
  Expenses:
   Asset-based charges................................................    3,118,202     4,725,540
                                                                       ------------   -----------
   Net Expenses.......................................................    3,118,202     4,725,540
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................     (841,150)   (4,725,540)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    8,987,073    25,341,736
   Net realized gain distribution from the Portfolios.................   19,822,124    14,684,696
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................   28,809,197    40,026,432
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  (42,226,883)   (4,870,953)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (13,417,686)   35,155,479
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(14,258,836)  $30,429,939
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                          EQ/UBS                   FIDELITY(R) VIP
                                                                         GROWTH &   EQ/WELLS FARGO  CONTRAFUND(R)
                                                                         INCOME*    OMEGA GROWTH*     PORTFOLIO
                                                                       -----------  -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   203,932   $         --   $  2,545,077
  Expenses:
   Asset-based charges................................................     442,445      2,404,643      3,742,924
                                                                       -----------   ------------   ------------
   Net Expenses.......................................................     442,445      2,404,643      3,742,924
                                                                       -----------   ------------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (238,513)    (2,404,643)    (1,197,847)
                                                                       -----------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   4,235,704      1,683,368     12,370,485
   Net realized gain distribution from the Portfolios.................   4,501,878     12,669,725     25,581,275
                                                                       -----------   ------------   ------------
  Net realized gain (loss) on investments.............................   8,737,582     14,353,093     37,951,760
                                                                       -----------   ------------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (9,518,935)   (11,715,268)   (39,725,673)
                                                                       -----------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (781,353)     2,637,825     (1,773,913)
                                                                       -----------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,019,866)  $    233,182   $ (2,971,760)
                                                                       ===========   ============   ============

                                                                       FIDELITY(R) VIP FIDELITY(R) VIP GOLDMAN SACHS
                                                                        EQUITY-INCOME      MID CAP      VIT MID CAP
                                                                          PORTFOLIO       PORTFOLIO     VALUE FUND
                                                                       --------------- --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $   235,593     $    76,565    $    53,954
  Expenses:
   Asset-based charges................................................        82,364         322,524        553,717
                                                                         -----------     -----------    -----------
   Net Expenses.......................................................        82,364         322,524        553,717
                                                                         -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................       153,229        (245,959)      (499,763)
                                                                         -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        56,995         282,819        (21,207)
   Net realized gain distribution from the Portfolios.................       614,624       2,863,350      3,444,780
                                                                         -----------     -----------    -----------
  Net realized gain (loss) on investments.............................       671,619       3,146,169      3,423,573
                                                                         -----------     -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.    (1,243,571)     (3,847,222)    (8,024,624)
                                                                         -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (571,952)       (701,053)    (4,601,051)
                                                                         -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $  (418,723)    $  (947,012)   $(5,100,814)
                                                                         ===========     ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                                                        DIVERSIFIED  GLOBAL REAL   HIGH YIELD  INTERNATIONAL
                                                                       DIVIDEND FUND ESTATE FUND      FUND      GROWTH FUND
                                                                       ------------- ------------ ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 158,302   $ 2,385,193  $ 1,520,017   $   684,383
  Expenses:
   Asset-based charges................................................      99,838       861,361      336,326       619,892
                                                                         ---------   -----------  -----------   -----------
   Net Expenses.......................................................      99,838       861,361      336,326       619,892
                                                                         ---------   -----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)..........................................      58,464     1,523,832    1,183,691        64,491
                                                                         ---------   -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     263,278     1,497,503     (172,560)    1,530,461
   Net realized gain distribution from the Portfolios.................          --            --           --            --
                                                                         ---------   -----------  -----------   -----------
  Net realized gain (loss) on investments.............................     263,278     1,497,503     (172,560)    1,530,461
                                                                         ---------   -----------  -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.    (317,793)   (5,461,569)  (2,442,785)   (3,849,938)
                                                                         ---------   -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (54,515)   (3,964,066)  (2,615,345)   (2,319,477)
                                                                         ---------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $   3,949   $(2,440,234) $(1,431,654)  $(2,254,986)
                                                                         =========   ===========  ===========   ===========

                                                                       INVESCO V.I. INVESCO V.I.
                                                                       MID CAP CORE  SMALL CAP
                                                                       EQUITY FUND  EQUITY FUND
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    15,731  $        --
  Expenses:
   Asset-based charges................................................     188,163      108,585
                                                                       -----------  -----------
   Net Expenses.......................................................     188,163      108,585
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................    (172,432)    (108,585)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     349,762      258,830
   Net realized gain distribution from the Portfolios.................   1,435,163    1,844,839
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................   1,784,925    2,103,669
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,446,859)  (2,652,694)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (661,934)    (549,025)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (834,366) $  (657,610)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                                       IVY FUNDS     IVY FUNDS    IVY FUNDS
                                                                        IVY FUNDS      VIP HIGH     VIP MID CAP   VIP SMALL
                                                                        VIP ENERGY      INCOME        GROWTH      CAP GROWTH
                                                                       ------------  ------------  ------------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $     24,930  $ 10,470,499  $         --  $        --
  Expenses:
   Asset-based charges................................................      541,887     2,120,857     1,096,652      205,401
                                                                       ------------  ------------  ------------  -----------
   Net Expenses.......................................................      541,887     2,120,857     1,096,652      205,401
                                                                       ------------  ------------  ------------  -----------

NET INVESTMENT INCOME (LOSS)..........................................     (516,957)    8,349,642    (1,096,652)    (205,401)
                                                                       ------------  ------------  ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (2,751,742)     (654,762)    2,381,728     (548,528)
   Net realized gain distribution from the Portfolios.................      225,754     1,777,757     6,934,228    2,073,557
                                                                       ------------  ------------  ------------  -----------
  Net realized gain (loss) on investments.............................   (2,525,988)    1,122,995     9,315,956    1,525,029
                                                                       ------------  ------------  ------------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (8,233,216)  (23,098,017)  (14,731,440)  (2,184,198)
                                                                       ------------  ------------  ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (10,759,204)  (21,975,022)   (5,415,484)    (659,169)
                                                                       ------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(11,276,161) $(13,625,380) $ (6,512,136) $  (864,570)
                                                                       ============  ============  ============  ===========

                                                                           LAZARD
                                                                         RETIREMENT
                                                                          EMERGING        MFS(R)
                                                                       MARKETS EQUITY  INTERNATIONAL
                                                                         PORTFOLIO    VALUE PORTFOLIO
                                                                       -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  1,647,756    $ 3,732,731
  Expenses:
   Asset-based charges................................................     1,689,626      2,551,236
                                                                        ------------    -----------
   Net Expenses.......................................................     1,689,626      2,551,236
                                                                        ------------    -----------

NET INVESTMENT INCOME (LOSS)..........................................       (41,870)     1,181,495
                                                                        ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (2,674,952)     8,756,128
   Net realized gain distribution from the Portfolios.................       374,724      2,135,922
                                                                        ------------    -----------
  Net realized gain (loss) on investments.............................    (2,300,228)    10,892,050
                                                                        ------------    -----------

  Net change in unrealized appreciation (depreciation) of investments.   (29,324,061)    (4,081,984)
                                                                        ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (31,624,289)     6,810,066
                                                                        ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(31,666,159)   $ 7,991,561
                                                                        ============    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                       MFS(R)
                                                                                    MASSACHUSETTS
                                                                          MFS(R)      INVESTORS     MFS(R)       MFS(R)
                                                                        INVESTORS   GROWTH STOCK  TECHNOLOGY    UTILITIES
                                                                       TRUST SERIES PORTFOLIO(A)  PORTFOLIO      SERIES
                                                                       ------------ ------------- ----------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    82,269   $    50,514  $       --  $  3,942,889
  Expenses:
   Asset-based charges................................................     149,446       102,231     580,191     1,229,305
   Less: Reduction for expense limitation.............................          --            --          --            --
                                                                       -----------   -----------  ----------  ------------
   Net Expenses.......................................................     149,446       102,231     580,191     1,229,305
                                                                       -----------   -----------  ----------  ------------

NET INVESTMENT INCOME (LOSS)..........................................     (67,177)      (51,717)   (580,191)    2,713,584
                                                                       -----------   -----------  ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     669,795       278,559   3,691,604     2,056,384
   Net realized gain distribution from the Portfolios.................   1,293,401       637,874   1,486,648     6,920,207
                                                                       -----------   -----------  ----------  ------------
  Net realized gain (loss) on investments.............................   1,963,196       916,433   5,178,252     8,976,591
                                                                       -----------   -----------  ----------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (2,040,908)   (1,155,150)   (610,593)  (27,913,715)
                                                                       -----------   -----------  ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (77,712)     (238,717)  4,567,659   (18,937,124)
                                                                       -----------   -----------  ----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (144,889)  $  (290,434) $3,987,468  $(16,223,540)
                                                                       ===========   ===========  ==========  ============


                                                                       MULTIMANAGER
                                                                        AGGRESSIVE  MULTIMANAGER
                                                                         EQUITY*     CORE BOND*
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   984,317  $ 2,411,707
  Expenses:
   Asset-based charges................................................   8,369,500    1,548,377
   Less: Reduction for expense limitation.............................  (2,777,308)          --
                                                                       -----------  -----------
   Net Expenses.......................................................   5,592,192    1,548,377
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................  (4,607,875)     863,330
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  27,399,779   (1,945,759)
   Net realized gain distribution from the Portfolios.................          --           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................  27,399,779   (1,945,759)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (3,090,422)    (232,836)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  24,309,357   (2,178,595)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $19,701,482  $(1,315,265)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on March 27, 2015.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       MULTIMANAGER  MULTIMANAGER               OPPENHEIMER
                                                                         MID CAP       MID CAP    MULTIMANAGER  MAIN STREET
                                                                         GROWTH*        VALUE*    TECHNOLOGY*   FUND(R)/VA
                                                                       ------------  ------------ ------------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $         --  $   402,148  $         --   $  15,945
  Expenses:
   Asset-based charges................................................    1,021,770      770,994     1,918,749      25,129
                                                                       ------------  -----------  ------------   ---------
   Net Expenses.......................................................    1,021,770      770,994     1,918,749      25,129
                                                                       ------------  -----------  ------------   ---------

NET INVESTMENT INCOME (LOSS)..........................................   (1,021,770)    (368,846)   (1,918,749)     (9,184)
                                                                       ------------  -----------  ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    2,693,193    4,349,016    12,911,787      70,236
   Net realized gain distribution from the Portfolios.................    6,815,513           --    10,758,589     373,003
                                                                       ------------  -----------  ------------   ---------
  Net realized gain (loss) on investments.............................    9,508,706    4,349,016    23,670,376     443,239
                                                                       ------------  -----------  ------------   ---------

  Net change in unrealized appreciation (depreciation) of investments.  (10,536,292)  (7,860,004)  (14,489,931)   (388,538)
                                                                       ------------  -----------  ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (1,027,586)  (3,510,988)    9,180,445      54,701
                                                                       ------------  -----------  ------------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (2,049,356) $(3,879,834) $  7,261,696   $  45,517
                                                                       ============  ===========  ============   =========

                                                                               PIMCO
                                                                       COMMODITYREALRETURN(R) TARGET 2015
                                                                         STRATEGY PORTFOLIO   ALLOCATION*
                                                                       ---------------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................      $   232,270        $ 279,937
  Expenses:
   Asset-based charges................................................           66,817          305,163
                                                                            -----------        ---------
   Net Expenses.......................................................           66,817          305,163
                                                                            -----------        ---------

NET INVESTMENT INCOME (LOSS)..........................................          165,453          (25,226)
                                                                            -----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................         (733,882)         (17,414)
   Net realized gain distribution from the Portfolios.................               --          291,569
                                                                            -----------        ---------
  Net realized gain (loss) on investments.............................         (733,882)         274,155
                                                                            -----------        ---------

  Net change in unrealized appreciation (depreciation) of investments.       (1,141,016)        (993,286)
                                                                            -----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (1,874,898)        (719,131)
                                                                            -----------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $(1,709,445)       $(744,357)
                                                                            ===========        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                       TARGET 2025  TARGET 2035  TARGET 2045   TARGET 2055
                                                                       ALLOCATION*  ALLOCATION*  ALLOCATION*  ALLOCATION*(B)
                                                                       -----------  -----------  -----------  --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   689,479  $   666,204  $   567,817     $  7,385
  Expenses:
   Asset-based charges................................................     674,708      633,852      517,049        1,560
                                                                       -----------  -----------  -----------     --------
   Net Expenses.......................................................     674,708      633,852      517,049        1,560
                                                                       -----------  -----------  -----------     --------

NET INVESTMENT INCOME (LOSS)..........................................      14,771       32,352       50,768        5,825
                                                                       -----------  -----------  -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     791,938      940,952      641,641         (690)
   Net realized gain distribution from the Portfolios.................     721,427      772,153      696,096          520
                                                                       -----------  -----------  -----------     --------
  Net realized gain (loss) on investments.............................   1,513,365    1,713,105    1,337,737         (170)
                                                                       -----------  -----------  -----------     --------

  Net change in unrealized appreciation (depreciation) of investments.  (3,332,037)  (3,456,752)  (2,945,712)     (19,362)
                                                                       -----------  -----------  -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,818,672)  (1,743,647)  (1,607,975)     (19,532)
                                                                       -----------  -----------  -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,803,901) $(1,711,295) $(1,557,207)    $(13,707)
                                                                       ===========  ===========  ===========     ========

                                                                        TEMPLETON   VAN ECK VIP
                                                                       GLOBAL BOND  GLOBAL HARD
                                                                        VIP FUND    ASSETS FUND
                                                                       -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 3,402,213  $     5,386
  Expenses:
   Asset-based charges................................................     519,666      231,031
                                                                       -----------  -----------
   Net Expenses.......................................................     519,666      231,031
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................   2,882,547     (225,645)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (712,986)  (1,223,149)
   Net realized gain distribution from the Portfolios.................     220,971           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................    (492,015)  (1,223,149)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (4,904,619)  (5,869,339)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (5,396,634)  (7,092,488)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,514,087) $(7,318,133)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                          ALL ASSET                ALL ASSET           ALL ASSET MODERATE
                                                     AGGRESSIVE-ALT 25*         GROWTH-ALT 20*           GROWTH-ALT 15*
                                                   ----------------------  ------------------------  ----------------------
                                                      2015        2014         2015         2014        2015        2014
                                                   ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (22,322) $   31,181  $  (232,822) $   124,090  $  (13,005) $   28,411
 Net realized gain (loss) on investments..........     70,037      79,934    2,409,286    1,816,751      35,162      40,320
 Net change in unrealized appreciation
   (depreciation) of investments..................   (531,819)   (110,353)  (5,040,309)  (1,400,170)   (306,085)    (68,646)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   (484,104)        762   (2,863,845)     540,671    (283,928)         85
                                                   ----------  ----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  2,491,151   2,457,530    8,787,300    9,103,410   2,081,982   1,300,044
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  1,165,901   1,670,726   (3,949,026)    (642,926)    937,936   1,594,484
 Redemptions for contract benefits and
   terminations...................................   (208,094)   (199,397)  (4,265,364)  (3,881,854)   (411,467)    (78,951)
 Contract maintenance charges.....................    (13,765)     (5,701)     (60,485)     (57,186)     (6,898)     (1,628)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  3,435,193   3,923,158      512,425    4,521,444   2,601,553   2,813,949
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................      1,800         (35)          --           --          12          --
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  2,952,889   3,923,885   (2,351,420)   5,062,115   2,317,637   2,814,034
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  5,080,978   1,157,093   55,179,446   50,117,331   3,193,933     379,899
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $8,033,867  $5,080,978  $52,828,026  $55,179,446  $5,511,570  $3,193,933
                                                   ==========  ==========  ===========  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         54          47           78           85          35          31
 Redeemed.........................................        (22)        (12)         (74)         (54)        (11)         (4)
                                                   ----------  ----------  -----------  -----------  ----------  ----------
 Net Increase (Decrease)..........................         32          35            4           31          24          27
                                                   ==========  ==========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                  AMERICAN FUNDS
                                                      AMERICAN CENTURY VP       INSURANCE SERIES(R)        AXA 400 MANAGED
                                                      MID CAP VALUE FUND           BOND FUND/SM/             VOLATILITY*
                                                   ------------------------  ------------------------  -----------------------
                                                       2015         2014         2015         2014         2015        2014
                                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    65,341  $   (18,883) $   142,035  $   153,849  $   (49,574) $  (51,171)
 Net realized gain (loss) on investments..........   1,562,335    1,001,293      334,890       39,169      743,294     761,384
 Net change in unrealized appreciation
   (depreciation) of investments..................  (2,283,043)     698,764     (839,154)     (42,812)  (1,032,876)   (239,536)
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (655,367)   1,681,174     (362,229)     150,206     (339,156)    470,677
                                                   -----------  -----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,150,808    4,271,551    6,586,292    3,443,700    1,064,750     996,308
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   2,476,303      866,780    7,142,543    8,282,407      261,222    (195,661)
 Redemptions for contract benefits and
   terminations...................................    (696,639)    (221,998)  (1,937,918)    (237,409)    (653,570)   (328,178)
 Contract maintenance charges.....................     (24,371)     (16,022)     (10,723)      (2,464)      (6,046)     (5,298)
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   9,906,101    4,900,311   11,780,194   11,486,234      666,356     467,171
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................         538          151          961          122           --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   9,251,272    6,581,636   11,418,926   11,636,562      327,200     937,848
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  15,575,291    8,993,655   13,071,407    1,434,845    7,055,441   6,117,593
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $24,826,563  $15,575,291  $24,490,333  $13,071,407  $ 7,382,641  $7,055,441
                                                   ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          --           --           --           --           15          13
 Redeemed.........................................          --           --           --           --          (11)        (12)
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --           --           --            4           1
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY CLASS II
 Issued...........................................          71           36           --           --           --          --
 Redeemed.........................................         (15)          (6)          --           --           --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          56           30           --           --           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY CLASS 4
 Issued...........................................          --           --          174          136           --          --
 Redeemed.........................................          --           --          (57)         (20)          --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --          117          116           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                        AXA 500 MANAGED         AXA 2000 MANAGED           AXA AGGRESSIVE
                                                          VOLATILITY*              VOLATILITY*               ALLOCATION*
                                                   ------------------------  ----------------------  --------------------------
                                                       2015         2014        2015        2014         2015          2014
                                                   -----------  -----------  ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (38,973) $   (58,295) $  (34,426) $  (40,430) $ (1,648,653) $  1,999,602
 Net realized gain (loss) on investments..........     820,060      978,106     254,147     323,371    47,841,909    66,576,169
 Net change in unrealized appreciation
   (depreciation) of investments..................    (894,623)     215,316    (494,315)   (194,647)  (63,571,860)  (49,726,737)
                                                   -----------  -----------  ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................    (113,536)   1,135,127    (274,594)     88,294   (17,378,604)   18,849,034
                                                   -----------  -----------  ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   2,070,038    1,719,383     647,526     486,235    67,857,691    68,189,303
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     988,791    2,093,351     274,990     (81,630)  (23,220,035)  (18,179,612)
 Redemptions for contract benefits and
   terminations...................................  (1,145,021)  (1,039,729)   (443,907)   (258,693)  (33,860,329)  (32,887,256)
 Contract maintenance charges.....................     (11,885)      (9,716)     (2,861)     (2,550)     (933,840)     (918,048)
                                                   -----------  -----------  ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   1,901,923    2,763,289     475,748     143,362     9,843,487    16,204,387
                                                   -----------  -----------  ----------  ----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................         114          702          --          --            --            --
                                                   -----------  -----------  ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   1,788,501    3,899,118     201,154     231,656    (7,535,117)   35,053,421
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  12,843,248    8,944,130   3,815,127   3,583,471   574,941,101   539,887,680
                                                   -----------  -----------  ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............... $14,631,749  $12,843,248  $4,016,281  $3,815,127  $567,405,984  $574,941,101
                                                   ===========  ===========  ==========  ==========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          42           57          13          16           472           483
 Redeemed.........................................         (31)         (39)        (10)        (15)         (419)         (390)
                                                   -----------  -----------  ----------  ----------  ------------  ------------
 Net Increase (Decrease)..........................          11           18           3           1            53            93
                                                   ===========  ===========  ==========  ==========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                     AXA BALANCED             AXA CONSERVATIVE        AXA CONSERVATIVE GROWTH
                                                      STRATEGY*                  ALLOCATION*                 STRATEGY*
                                              -------------------------  --------------------------  ------------------------
                                                  2015          2014         2015          2014          2015         2014
                                              ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $   (277,338) $  (103,594) $   (493,349) $   (455,054) $   (53,792) $   (32,405)
 Net realized gain (loss) on investments.....    1,992,062    3,111,741     1,963,530     3,674,886      376,823      544,245
 Net change in unrealized appreciation
   (depreciation) of investments.............   (3,891,385)    (237,238)   (3,127,629)   (1,575,945)    (703,988)     (78,948)
                                              ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations.................   (2,176,661)   2,770,909    (1,657,448)    1,643,887     (380,957)     432,892
                                              ------------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......   17,566,539   17,062,710    12,537,302    13,643,650    4,946,715    4,463,741
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................    1,786,811    2,805,739    (4,135,785)   (3,982,088)     624,493      697,021
 Redemptions for contract benefits and
   terminations..............................   (5,563,145)  (5,044,261)  (13,968,148)  (13,083,978)  (1,944,142)  (1,388,440)
 Contract maintenance charges................     (949,364)    (807,201)     (195,593)     (195,252)    (115,215)    (110,113)
                                              ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowner transactions.   12,840,841   14,016,987    (5,762,224)   (3,617,668)   3,511,851    3,662,209
                                              ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA in Separate Account A..............           --           45            --            --          500           --
                                              ------------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS........   10,664,180   16,787,941    (7,419,672)   (1,973,781)   3,131,394    4,095,101
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....   98,367,695   81,579,754   121,035,663   123,009,444   18,927,880   14,832,779
                                              ------------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.......... $109,031,875  $98,367,695  $113,615,991  $121,035,663  $22,059,274  $18,927,880
                                              ============  ===========  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Redeemed....................................           (1)          --            --            --           --           --
                                              ------------  -----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease).....................           (1)          --            --            --           --           --
                                              ============  ===========  ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
 Issued......................................          171          178           178           167           64           57
 Redeemed....................................          (74)         (71)         (220)         (201)         (34)         (24)
                                              ------------  -----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease).....................           97          107           (42)          (34)          30           33
                                              ============  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                  AXA CONSERVATIVE        AXA CONSERVATIVE-PLUS         AXA GLOBAL EQUITY
                                                     STRATEGY*                 ALLOCATION*             MANAGED VOLATILITY*
                                              -----------------------  --------------------------  --------------------------
                                                 2015         2014         2015          2014          2015          2014
                                              ----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $  (30,041) $   (34,724) $   (826,297) $   (461,877) $ (1,586,162) $ (1,410,906)
 Net realized gain (loss) on investments.....     66,951      128,678     8,491,114    10,769,773    15,160,473    18,036,789
 Net change in unrealized appreciation
   (depreciation) of investments.............   (150,391)      (1,722)  (11,544,874)   (6,471,837)  (24,327,235)  (14,674,262)
                                              ----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations.................   (113,481)      92,232    (3,880,057)    3,836,059   (10,752,924)    1,951,621
                                              ----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......  1,647,301    1,098,829    29,963,982    28,611,391    24,305,138    27,331,211
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................    649,258       (5,181)   (9,031,071)   (6,547,406)  (18,318,499)  (21,165,510)
 Redemptions for contract benefits and
   terminations..............................   (941,534)  (1,006,058)  (22,559,492)  (20,560,140)  (29,477,398)  (34,527,759)
 Contract maintenance charges................    (46,296)     (41,793)     (394,974)     (394,800)     (256,514)     (283,949)
                                              ----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowner transactions.  1,308,729       45,797    (2,021,555)    1,109,045   (23,747,273)  (28,646,007)
                                              ----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA in Separate Account A..............         67           --            --            --            --        30,000
                                              ----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS........  1,195,315      138,029    (5,901,612)    4,945,104   (34,500,197)  (26,664,386)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....  6,971,116    6,833,087   208,436,491   203,491,387   398,508,082   425,172,468
                                              ----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD.......... $8,166,431  $ 6,971,116  $202,534,879  $208,436,491  $364,007,885  $398,508,082
                                              ==========  ===========  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued......................................         31           23           249           266           125           148
 Redeemed....................................        (18)         (22)         (263)         (258)         (237)         (279)
                                              ----------  -----------  ------------  ------------  ------------  ------------
 Net Increase (Decrease).....................         13            1           (14)            8          (112)         (131)
                                              ==========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                AXA INTERNATIONAL         AXA INTERNATIONAL
                                                                                  CORE MANAGED                 MANAGED
                                                    AXA GROWTH STRATEGY*         VOLATILITY*(A)              VOLATILITY*
                                                   ----------------------  --------------------------  ----------------------
                                                      2015        2014         2015          2014         2015        2014
                                                   ----------  ----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $     (176) $    2,538  $ (2,123,359) $    325,267  $  (98,152) $  (27,198)
 Net realized gain (loss) on investments..........     25,515      39,141     2,508,135     3,885,269     390,359     377,021
 Net change in unrealized appreciation
   (depreciation) of investments..................    (51,332)     14,581    (9,532,077)  (20,662,008)   (649,052)   (930,585)
                                                   ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (25,993)     56,260    (9,147,301)  (16,451,472)   (356,845)   (580,762)
                                                   ----------  ----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     27,000          --    13,789,615    14,436,337   1,369,391   1,356,122
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....         --          --    (6,752,215)   50,792,287     801,407     111,217
 Redemptions for contract benefits and
   terminations...................................    (31,504)    (21,641)  (14,345,963)  (13,420,667)   (529,568)   (406,637)
 Contract maintenance charges.....................         (3)         --      (120,300)     (119,653)     (6,949)     (6,373)
                                                   ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................     (4,507)    (21,641)   (7,428,863)   51,688,304   1,634,281   1,054,329
                                                   ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................        (14)         --           (81)           --          --          --
                                                   ----------  ----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (30,514)     34,619   (16,576,245)   35,236,832   1,277,436     473,567
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  1,322,648   1,288,029   175,805,431   140,568,599   7,169,756   6,696,189
                                                   ----------  ----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $1,292,134  $1,322,648  $159,229,186  $175,805,431  $8,447,192  $7,169,756
                                                   ==========  ==========  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         --          --           158           568          26          21
 Redeemed.........................................         --          --          (216)         (201)        (11)        (13)
                                                   ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)..........................         --          --           (58)          367          15           8
                                                   ==========  ==========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                AXA INTERNATIONAL VALUE      AXA LARGE CAP CORE        AXA LARGE CAP GROWTH
                                                  MANAGED VOLATILITY*      MANAGED VOLATILITY*(C)     MANAGED VOLATILITY*(D)
                                              --------------------------  ------------------------  --------------------------
                                                  2015          2014          2015         2014         2015          2014
                                              ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $ (2,331,324) $    660,458  $  (114,824) $   (24,405) $ (6,884,749) $ (5,107,291)
 Net realized gain (loss) on investments.....    5,274,051    12,902,493    1,929,818    2,305,622    73,870,937    27,093,793
 Net change in unrealized appreciation
   (depreciation) of investments.............  (10,897,653)  (31,816,687)  (2,057,803)      26,608   (48,808,750)   24,087,387
                                              ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations.................   (7,954,926)  (18,253,736)    (242,809)   2,307,825    18,177,438    46,073,889
                                              ------------  ------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......   12,589,321    14,140,868    1,738,667    1,288,374    29,170,580    20,496,200
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................   (6,932,033)   (9,619,940)    (961,017)  14,383,810   (25,368,034)  367,078,405
 Redemptions for contract benefits and
   terminations..............................  (15,456,130)  (19,171,660)  (3,060,724)  (2,421,867)  (46,915,253)  (39,166,613)
 Contract maintenance charges................     (132,571)     (156,186)     (18,418)     (14,570)     (446,116)     (343,641)
                                              ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowner transactions.   (9,931,413)  (14,806,918)  (2,301,492)  13,235,747   (43,558,823)  348,064,351
                                              ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA in Separate Account A..............           --        15,288           --           --            --            --
                                              ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS........  (17,886,339)  (33,045,366)  (2,544,301)  15,543,572   (25,381,385)  394,138,240
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....  198,059,913   231,105,279   32,005,024   16,461,452   677,463,697   283,325,457
                                              ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD.......... $180,173,574  $198,059,913  $29,460,723  $32,005,024  $652,082,312  $677,463,697
                                              ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued......................................          131           128           24          130           172         1,945
 Redeemed....................................         (204)         (232)         (40)         (31)         (359)         (314)
                                              ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease).....................          (73)         (104)         (16)          99          (187)        1,631
                                              ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014
(d)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                   AXA LARGE CAP VALUE           AXA MID CAP VALUE               AXA MODERATE
                                  MANAGED VOLATILITY*(B)        MANAGED VOLATILITY*               ALLOCATION*
                               ---------------------------  --------------------------  ------------------------------
                                    2015          2014          2015          2014           2015            2014
                               -------------  ------------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss). $   2,315,025  $    572,993  $ (2,832,215) $ (3,826,169) $   (2,792,347) $    2,406,143
 Net realized gain (loss) on
   investments................    30,450,271    12,986,322    43,136,121    43,407,714      61,101,192      83,894,659
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (78,936,335)   73,205,168   (63,820,929)    7,372,791     (88,586,489)    (51,420,524)
                               -------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   operations.................   (46,171,039)   86,764,483   (23,517,023)   46,954,336     (30,277,644)     34,880,278
                               -------------  ------------  ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.............    32,528,527    32,841,519    21,889,538    23,186,035     132,657,188     142,246,813
 Transfers between Variable
   Investment Options
   including guaranteed
   interest account, net......   (26,997,322)   25,867,262   (17,662,925)  (20,408,724)    (57,115,033)    (41,060,468)
 Redemptions for contract
   benefits and terminations..   (68,273,876)  (76,726,663)  (38,044,812)  (43,361,631)   (140,945,412)   (149,088,289)
 Contract maintenance charges.      (539,605)     (577,684)     (312,825)     (340,549)     (2,107,058)     (2,116,959)
 Adjustment to net assets
   allocated to contracts in
   payout period..............       674,789        50,658            --            --         641,530         526,011
                               -------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   contractowner transactions.   (62,607,487)  (18,544,908)  (34,131,024)  (40,924,869)    (66,868,785)    (49,492,892)
                               -------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   amount retained by AXA in
   Separate Account A.........      (674,789)    3,179,342            --        10,000         663,257         794,014
                               -------------  ------------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE) IN
 NET ASSETS...................  (109,453,315)   71,398,917   (57,648,047)    6,039,467     (96,483,172)    (13,818,600)
NET ASSETS -- BEGINNING OF
 YEAR OR PERIOD...............   920,723,405   849,324,488   524,841,896   518,802,429   1,710,235,097   1,724,053,697
                               -------------  ------------  ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR
 PERIOD....................... $ 811,270,090  $920,723,405  $467,193,849  $524,841,896  $1,613,751,925  $1,710,235,097
                               =============  ============  ============  ============  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................           244           536            --            --             751             855
 Redeemed.....................          (589)         (689)           --            --          (1,755)         (1,891)
                               -------------  ------------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)......          (345)         (153)           --            --          (1,004)         (1,036)
                               =============  ============  ============  ============  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued.......................            30           137           121           145             512             580
 Redeemed.....................           (93)         (108)         (263)         (323)           (388)           (324)
                               -------------  ------------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)......           (63)           29          (142)         (178)            124             256
                               =============  ============  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                      AXA MODERATE GROWTH           AXA MODERATE-PLUS        AXA SMARTBETA
                                                           STRATEGY*                   ALLOCATION*            EQUITY*(I)
                                                   ------------------------  ------------------------------  -------------
                                                       2015         2014          2015            2014           2015
                                                   -----------  -----------  --------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $     6,309  $    60,274  $   (3,847,951) $      708,477     $   669
 Net realized gain (loss) on investments..........     567,420      817,022      65,281,607      96,435,352         (15)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,357,790)    (131,808)    (88,376,532)    (71,034,677)     (2,015)
                                                   -----------  -----------  --------------  --------------     -------

 Net increase (decrease) in net assets resulting
   from operations................................    (784,061)     745,488     (26,942,876)     26,109,152      (1,361)
                                                   -----------  -----------  --------------  --------------     -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  13,758,522   10,973,339     110,658,451     116,316,556      14,509
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,023,202    2,630,929     (44,903,661)    (37,829,851)     61,085
 Redemptions for contract benefits and
   terminations...................................  (2,236,123)  (1,308,752)    (73,405,692)    (79,504,512)       (276)
 Contract maintenance charges.....................     (83,846)     (47,037)     (1,675,853)     (1,709,051)          3
                                                   -----------  -----------  --------------  --------------     -------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  12,461,755   12,248,479      (9,326,755)     (2,726,858)     75,321
                                                   -----------  -----------  --------------  --------------     -------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --        2,500              --              --          --
                                                   -----------  -----------  --------------  --------------     -------

NET INCREASE (DECREASE) IN NET ASSETS.............  11,677,694   12,996,467     (36,269,631)     23,382,294      73,960
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  25,397,637   12,401,170   1,080,447,844   1,057,065,550          --
                                                   -----------  -----------  --------------  --------------     -------

NET ASSETS -- END OF YEAR OR PERIOD............... $37,075,331  $25,397,637  $1,044,178,213  $1,080,447,844     $73,960
                                                   ===========  ===========  ==============  ==============     =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         141          142             732             811           1
 Redeemed.........................................         (41)         (41)           (798)           (833)         (1)
                                                   -----------  -----------  --------------  --------------     -------
 Net Increase (Decrease)..........................         100          101             (66)            (22)         --
                                                   ===========  ===========  ==============  ==============     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                           AXA/DOUBLELINE
                                                        AXA/AB DYNAMIC            AXA/AB SMALL CAP         OPPORTUNISTIC
                                                       MODERATE GROWTH*                GROWTH*           CORE PLUS BOND*(I)
                                                   ------------------------  --------------------------  ------------------
                                                       2015         2014         2015          2014             2015
                                                   -----------  -----------  ------------  ------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (55,254) $   (11,258) $ (4,550,261) $ (4,609,390)      $  9,104
 Net realized gain (loss) on investments..........     358,783      230,240    48,667,429    57,562,772           (666)
 Net change in unrealized appreciation
   (depreciation) of investments..................    (575,002)      75,480   (58,282,278)  (45,318,671)       (19,081)
                                                   -----------  -----------  ------------  ------------       --------

 Net increase (decrease) in net assets resulting
   from operations................................    (271,473)     294,462   (14,165,110)    7,634,711        (10,643)
                                                   -----------  -----------  ------------  ------------       --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,063,837    2,258,652    17,039,665    16,663,317        324,898
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,223,773    3,928,673   (10,278,314)  (10,678,314)       366,014
 Redemptions for contract benefits and
   terminations...................................  (2,199,951)    (290,909)  (29,387,789)  (31,015,245)        (2,178)
 Contract maintenance charges.....................     (12,760)      (5,921)     (215,449)     (230,822)           (79)
 Adjustment to net assets allocated to contracts
   in payout period...............................          --           --       250,494       154,461             --
                                                   -----------  -----------  ------------  ------------       --------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   3,074,899    5,890,495   (22,591,393)  (25,106,603)       688,655
                                                   -----------  -----------  ------------  ------------       --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          59           --      (250,489)     (154,461)            13
                                                   -----------  -----------  ------------  ------------       --------

NET INCREASE (DECREASE) IN NET ASSETS.............   2,803,485    6,184,957   (37,006,992)  (17,626,353)       678,025
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  11,621,055    5,436,098   370,725,196   388,351,549             --
                                                   -----------  -----------  ------------  ------------       --------

NET ASSETS -- END OF YEAR OR PERIOD............... $14,424,540  $11,621,055  $333,718,204  $370,725,196       $678,025
                                                   ===========  ===========  ============  ============       ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...........................................          --           --            68           106             --
 Redeemed.........................................          --           --          (136)         (183)            --
                                                   -----------  -----------  ------------  ------------       --------
 Net Increase (Decrease)..........................          --           --           (68)          (77)            --
                                                   ===========  ===========  ============  ============       ========

UNIT ACTIVITY CLASS B
 Issued...........................................          50           58            55            52              8
 Redeemed.........................................         (25)          (9)          (53)          (54)            (1)
                                                   -----------  -----------  ------------  ------------       --------
 Net Increase (Decrease)..........................          25           49             2            (2)             7
                                                   ===========  ===========  ============  ============       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                              AXA/FRANKLIN SMALL CAP    AXA/FRANKLIN TEMPLETON
                                                     AXA/FRANKLIN BALANCED         VALUE MANAGED          ALLOCATION MANAGED
                                                      MANAGED VOLATILITY*           VOLATILITY*               VOLATILITY*
                                                   ------------------------  ------------------------  ------------------------
                                                       2015         2014         2015         2014         2015         2014
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   965,712  $   966,300  $  (184,103) $  (236,191) $   (23,602) $   327,155
 Net realized gain (loss) on investments..........   3,707,923    3,802,524    1,265,164    1,600,704    3,781,494    3,891,162
 Net change in unrealized appreciation
   (depreciation) of investments..................  (8,637,323)    (841,981)  (2,444,955)  (1,209,342)  (6,678,966)  (1,525,302)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (3,963,688)   3,926,843   (1,363,894)     155,171   (2,921,074)   2,693,015
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,319,332    6,747,741    1,469,212    1,482,680    7,294,151    6,926,815
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (706,877)   9,420,426   (1,171,446)    (189,672)    (414,645)   3,815,706
 Redemptions for contract benefits and
   terminations...................................  (8,684,795)  (8,816,436)  (1,586,531)  (2,437,778)  (6,701,177)  (5,530,067)
 Contract maintenance charges.....................     (64,860)     (63,507)     (10,921)     (11,809)     (67,829)     (65,810)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  (1,137,200)   7,288,224   (1,299,686)  (1,156,579)     110,500    5,146,644
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --       20,000           --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (5,100,888)  11,235,067   (2,663,580)  (1,001,408)  (2,810,574)   7,839,659
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  92,543,338   81,308,271   18,940,642   19,942,050   72,035,605   64,195,946
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $87,442,450  $92,543,338  $16,277,062  $18,940,642  $69,225,031  $72,035,605
                                                   ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         129          176           17           25          102          144
 Redeemed.........................................        (141)        (118)         (27)         (32)        (102)         (97)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................         (12)          58          (10)          (7)          --           47
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    AXA/MUTUAL LARGE CAP
                                                       AXA/HORIZON         AXA/LOOMIS SAYLES           EQUITY MANAGED
                                                   SMALL CAP VALUE*(I)          GROWTH*                  VOLATILITY*
                                                   ------------------- -------------------------  ------------------------
                                                          2015             2015         2014          2015         2014
                                                   ------------------- -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................       $   166       $  (496,377) $   (499,486) $   143,567  $   139,252
 Net realized gain (loss) on investments..........         2,775           453,035    15,657,431    1,994,854    2,781,019
 Net change in unrealized appreciation
   (depreciation) of investments..................        (6,704)        4,126,754   (12,554,925)  (3,109,126)    (512,133)
                                                         -------       -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................        (3,763)        4,083,412     2,603,020     (970,705)   2,408,138
                                                         -------       -----------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............        17,051         2,325,174     2,044,421    1,433,292    1,737,200
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....        63,286           742,871    (2,849,298)  (1,284,297)  (1,195,398)
 Redemptions for contract benefits and
   terminations...................................          (215)       (3,158,598)   (4,377,311)  (3,022,088)  (3,829,687)
 Contract maintenance charges.....................             1           (23,535)      (23,551)     (32,737)     (33,539)
                                                         -------       -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................        80,123          (114,088)   (5,205,739)  (2,905,830)  (3,321,424)
                                                         -------       -----------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............        76,360         3,969,324    (2,602,719)  (3,876,535)    (913,286)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........            --        42,012,532    44,615,251   29,743,606   30,656,892
                                                         -------       -----------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD...............       $76,360       $45,981,856  $ 42,012,532  $25,867,071  $29,743,606
                                                         =======       ===========  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................             1                38            18           14           19
 Redeemed.........................................            --               (38)          (50)         (36)         (45)
                                                         -------       -----------  ------------  -----------  -----------
 Net Increase (Decrease)..........................             1                --           (32)         (22)         (26)
                                                         =======       ===========  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                     AXA/PACIFIC      AXA/TEMPLETON GLOBAL     CHARTER/SM/
                                                   GLOBAL SMALL CAP      EQUITY MANAGED       INTERNATIONAL
                                                      VALUE*(I)            VOLATILITY*        MODERATE*(I)
                                                   ---------------- ------------------------  -------------
                                                         2015           2015         2014         2015
                                                   ---------------- -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................     $   (169)    $  (594,157) $    57,168     $   225
 Net realized gain (loss) on investments..........        1,654       2,149,212    2,805,570           6
 Net change in unrealized appreciation
   (depreciation) of investments..................      (16,914)     (3,310,914)  (2,948,826)       (972)
                                                       --------     -----------  -----------     -------

 Net increase (decrease) in net assets resulting
   from operations................................      (15,429)     (1,755,859)     (86,088)       (741)
                                                       --------     -----------  -----------     -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............       51,040       4,685,861    5,225,617       4,555
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....       86,057      (1,203,492)   1,057,497      19,198
 Redemptions for contract benefits and
   terminations...................................         (569)     (4,134,932)  (4,958,494)         --
 Contract maintenance charges.....................           (1)        (49,148)     (48,085)         --
                                                       --------     -----------  -----------     -------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................      136,527        (701,711)   1,276,535      23,753
                                                       --------     -----------  -----------     -------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................           --              --       18,000          --
                                                       --------     -----------  -----------     -------

NET INCREASE (DECREASE) IN NET ASSETS.............      121,098      (2,457,570)   1,208,447      23,012
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........           --      46,638,538   45,430,091          --
                                                       --------     -----------  -----------     -------

NET ASSETS -- END OF YEAR OR PERIOD...............     $121,098     $44,180,968  $46,638,538     $23,012
                                                       ========     ===========  ===========     =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................            1              57           83          --
 Redeemed.........................................           --             (63)         (72)         --
                                                       --------     -----------  -----------     -------
 Net Increase (Decrease)..........................            1              (6)          11          --
                                                       ========     ===========  ===========     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                           CHARTER/SM/
                                                          MULTI-SECTOR           CHARTER/SM/          CHARTER/SM/
                                                              BOND*            REAL ASSETS*(I)     SMALL CAP GROWTH*
                                                   --------------------------  --------------- -------------------------
                                                       2015          2014           2015           2015         2014
                                                   ------------  ------------  --------------- -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    250,496  $  1,269,800      $    88     $  (471,293) $   (658,342)
 Net realized gain (loss) on investments..........   (1,913,717)   (2,049,431)          (8)      3,020,979     5,945,722
 Net change in unrealized appreciation
   (depreciation) of investments..................     (117,237)    1,974,792         (504)     (5,664,334)   (7,995,435)
                                                   ------------  ------------      -------     -----------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (1,780,458)    1,195,161         (424)     (3,114,648)   (2,708,055)
                                                   ------------  ------------      -------     -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    6,642,234     6,869,934        8,312       2,291,601     2,798,285
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (4,038,712)   (4,668,198)       4,763      (2,906,946)   (6,613,833)
 Redemptions for contract benefits and
   terminations...................................   (8,781,242)  (10,495,337)          --      (2,939,304)   (4,359,237)
 Contract maintenance charges.....................      (76,209)      (83,226)          (3)        (29,474)      (33,246)
 Adjustment to net assets allocated to contracts
   in payout period...............................       25,629        55,585           --              --            --
                                                   ------------  ------------      -------     -----------  ------------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   (6,228,300)   (8,321,242)      13,072      (3,584,123)   (8,208,031)
                                                   ------------  ------------      -------     -----------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................      (25,629)        9,415           --             (43)      194,996
                                                   ------------  ------------      -------     -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   (8,034,387)   (7,116,666)      12,648      (6,698,814)  (10,721,090)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  100,133,816   107,250,482           --      42,273,698    57,994,788
                                                   ------------  ------------      -------     -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 92,099,429  $100,133,816      $12,648     $40,574,884  $ 47,273,698
                                                   ============  ============      =======     ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...........................................           42            44           --              --            --
 Redeemed.........................................          (74)          (87)          --              --            --
                                                   ------------  ------------      -------     -----------  ------------
 Net Increase (Decrease)..........................          (32)          (43)          --              --            --
                                                   ============  ============      =======     ===========  ============

UNIT ACTIVITY CLASS B
 Issued...........................................           40            48           --              34            58
 Redeemed.........................................          (46)          (61)          --             (57)         (110)
                                                   ------------  ------------      -------     -----------  ------------
 Net Increase (Decrease)..........................           (6)          (13)          --             (23)          (52)
                                                   ============  ============      =======     ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                            CHARTER/SM/                EQ/BLACKROCK             EQ/BOSTON ADVISORS
                                         SMALL CAP VALUE*           BASIC VALUE EQUITY*           EQUITY INCOME*
                                    --------------------------  --------------------------  --------------------------
                                        2015          2014          2015          2014          2015          2014
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (878,305) $ (1,517,497) $    259,500  $ (1,258,775) $    336,187  $    313,209
 Net realized gain (loss) on
   investments.....................    6,738,494    11,789,785    41,625,785    51,223,658    12,348,527    15,863,930
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (23,006,772)  (19,126,655)  (92,720,310)    2,922,887   (15,836,124)   (8,628,156)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations  (17,146,583)   (8,854,367)  (50,835,025)   52,887,770    (3,151,410)    7,548,983
                                    ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    5,465,980     5,921,234    64,710,481    62,315,058     9,061,189     9,669,903
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (4,283,222)   (7,899,201)  (10,864,601)   (1,842,617)   (5,323,577)   (4,514,805)
 Redemptions for contract benefits
   and terminations................   (8,493,586)  (10,815,801)  (46,952,926)  (49,012,626)   (7,613,143)   (8,571,954)
 Contract maintenance charges......      (77,745)      (95,413)     (446,552)     (426,540)      (72,275)      (74,596)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (7,388,573)  (12,889,181)    6,446,402    11,033,275    (3,947,806)   (3,491,452)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................         (182)       69,997            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (24,535,338)  (21,673,551)  (44,388,623)   63,921,045    (7,099,216)    4,057,531
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  126,451,029   148,124,580   693,107,660   629,186,615   109,343,107   105,285,576
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $101,915,691  $126,451,029  $648,719,037  $693,107,660  $102,243,891  $109,343,107
                                    ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................           33            37           353           399            74            90
 Redeemed..........................          (66)          (92)         (311)         (334)         (100)         (109)
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........          (33)          (55)           42            65           (26)          (19)
                                    ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                       EQ/CALVERT SOCIALLY        EQ/CAPITAL GUARDIAN             EQ/COMMON STOCK
                                          RESPONSIBLE*                 RESEARCH*                      INDEX*
                                    ------------------------  --------------------------  ------------------------------
                                        2015         2014         2015          2014           2015            2014
                                    -----------  -----------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (118,041) $  (183,582) $ (1,474,037) $ (1,185,829) $    4,473,239  $    1,713,835
 Net realized gain (loss) on
   investments.....................   9,343,866    2,435,840    12,347,754     9,069,728      85,439,268      79,273,485
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (9,588,431)   2,290,290    (9,351,491)    9,370,918    (115,492,007)    159,676,234
                                    -----------  -----------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from operations    (362,606)   4,542,548     1,522,226    17,254,817     (25,579,500)    240,663,554
                                    -----------  -----------  ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   3,581,757    3,186,281     8,740,076     8,254,720      49,488,360      51,072,631
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net     315,079      749,623    (2,267,042)   (6,974,106)    (43,588,585)    (53,839,229)
 Redemptions for contract benefits
   and terminations................  (3,347,392)  (2,211,847)  (17,467,136)  (18,975,345)   (189,106,451)   (205,551,817)
 Contract maintenance charges......     (36,679)     (34,804)      (93,392)      (99,162)     (1,195,020)     (1,269,483)
 Adjustment to net assets
   allocated to contracts in
   payout period...................          --           --            --            --       2,093,320         259,398
                                    -----------  -----------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......     512,765    1,689,253   (11,087,494)  (17,793,893)   (182,308,376)   (209,328,500)
                                    -----------  -----------  ------------  ------------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --           --            --        30,000        (537,781)      1,545,638
                                    -----------  -----------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     150,159    6,231,801    (9,565,268)     (509,076)   (208,425,657)     32,880,692
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  43,066,481   36,834,680   203,186,494   203,695,570   2,388,091,595   2,355,210,903
                                    -----------  -----------  ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD $43,216,640  $43,066,481  $193,621,226  $203,186,494  $2,179,665,938  $2,388,091,595
                                    ===========  ===========  ============  ============  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................          --           --            --            --             244             286
 Redeemed..........................          --           --            --            --            (607)           (728)
                                    -----------  -----------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)...........          --           --            --            --            (363)           (442)
                                    ===========  ===========  ============  ============  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued............................          61           51            88            76             104             118
 Redeemed..........................         (58)         (37)         (135)         (169)           (122)           (138)
                                    -----------  -----------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)...........           3           14           (47)          (93)            (18)            (20)
                                    ===========  ===========  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                  EQ/EMERGING MARKETS
                                        EQ/CORE BOND INDEX*          EQUITY PLUS*            EQ/EQUITY 500 INDEX*
                                    --------------------------  ----------------------  ------------------------------
                                        2015          2014         2015        2014          2015            2014
                                    ------------  ------------  ----------  ----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    278,703  $     56,465  $  (19,998) $  (12,059) $    4,019,492  $    1,243,282
 Net realized gain (loss) on
   investments.....................      705,091       813,108    (126,246)     53,580      87,531,886      75,857,901
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   (1,890,312)      418,373    (714,681)   (177,122)    (96,695,840)     42,826,814
                                    ------------  ------------  ----------  ----------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from operations     (906,518)    1,287,946    (860,925)   (135,601)     (5,144,462)    119,927,997
                                    ------------  ------------  ----------  ----------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   11,550,867    10,544,173   1,083,934     749,046      85,625,814      71,030,406
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net     (542,198)   (1,991,792)    885,455   1,243,649      10,670,302       3,155,419
 Redemptions for contract benefits
   and terminations................  (10,326,043)  (11,369,794)   (142,265)    (79,115)    (79,507,903)    (82,030,559)
 Contract maintenance charges......      (94,414)      (95,798)     (2,805)     (1,241)       (681,682)       (653,928)
 Adjustment to net assets
   allocated to contracts in
   payout period...................           --            --          --          --         252,283         (17,281)
                                    ------------  ------------  ----------  ----------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......      588,212    (2,913,211)  1,824,319   1,912,339      16,358,814      (8,515,943)
                                    ------------  ------------  ----------  ----------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --            --          --          --        (252,276)        202,286
                                    ------------  ------------  ----------  ----------  --------------  --------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     (318,306)   (1,625,265)    963,394   1,776,738      10,962,076     111,614,340
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  111,259,502   112,884,767   3,010,337   1,233,599   1,162,184,243   1,050,569,903
                                    ------------  ------------  ----------  ----------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD $110,941,196  $111,259,502  $3,973,731  $3,010,337  $1,173,146,319  $1,162,184,243
                                    ============  ============  ==========  ==========  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................           --            --          --          --             303             286
 Redeemed..........................           --            --          --          --            (350)           (360)
                                    ------------  ------------  ----------  ----------  --------------  --------------
 Net Increase (Decrease)...........           --            --          --          --             (47)            (74)
                                    ============  ============  ==========  ==========  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued............................          180           146          37          45             436             309
 Redeemed..........................         (173)         (171)        (16)        (24)           (211)           (151)
                                    ------------  ------------  ----------  ----------  --------------  --------------
 Net Increase (Decrease)...........            7           (25)         21          21             225             158
                                    ============  ============  ==========  ==========  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                      EQ/GAMCO MERGERS AND       EQ/GAMCO SMALL COMPANY
                                          ACQUISITIONS*                  VALUE*              EQ/GLOBAL BOND PLUS*
                                    ------------------------  ---------------------------  ------------------------
                                        2015         2014          2015          2014          2015         2014
                                    -----------  -----------  -------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (243,119) $  (261,734) $  (5,243,514) $ (6,820,057) $  (782,557) $  (429,469)
 Net realized gain (loss) on
   investments.....................     964,222    1,052,647     67,497,881    69,097,035   (2,147,557)    (186,736)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    (463,134)    (725,316)  (112,808,601)  (49,481,553)    (389,243)     423,882
                                    -----------  -----------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations     257,969       65,597    (50,554,234)   12,795,425   (3,319,357)    (192,323)
                                    -----------  -----------  -------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   1,036,754    1,263,455     82,919,927    80,129,787    4,987,374    5,896,582
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (1,353,467)    (381,047)   (12,674,569)   (8,022,113)  (4,948,953)  (3,630,588)
 Redemptions for contract benefits
   and terminations................  (1,840,522)  (1,858,244)   (44,651,020)  (45,298,432)  (6,506,841)  (7,517,467)
 Contract maintenance charges......     (11,071)     (11,783)      (491,495)     (456,556)     (44,094)     (48,355)
                                    -----------  -----------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  (2,168,306)    (987,619)    25,102,843    26,352,686   (6,512,514)  (5,299,828)
                                    -----------  -----------  -------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --           --             --        25,500           --           --
                                    -----------  -----------  -------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (1,910,337)    (922,022)   (25,451,391)   39,173,611   (9,831,871)  (5,492,151)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  20,198,278   21,120,300    717,771,201   678,597,590   69,465,896   74,958,047
                                    -----------  -----------  -------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $18,287,941  $20,198,278  $ 692,319,810  $717,771,201  $59,634,025  $69,465,896
                                    ===========  ===========  =============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          17           23            448           494           77           92
 Redeemed..........................         (31)         (31)          (355)         (394)        (134)        (135)
                                    -----------  -----------  -------------  ------------  -----------  -----------
 Net Increase (Decrease)...........         (14)          (8)            93           100          (57)         (43)
                                    ===========  ===========  =============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                EQ/INTERMEDIATE        EQ/INTERNATIONAL EQUITY
                                                     EQ/HIGH YIELD BOND*       GOVERNMENT BOND*                INDEX*
                                                   ----------------------  ------------------------  --------------------------
                                                      2015        2014         2015         2014         2015          2014
                                                   ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  267,123  $   94,346  $  (439,502) $  (608,391) $  3,953,474  $  7,161,408
 Net realized gain (loss) on investments..........    (56,902)      8,927      422,761      426,497      (740,269)    4,688,783
 Net change in unrealized appreciation
   (depreciation) of investments..................   (487,333)   (137,123)    (494,052)     383,789   (15,496,968)  (46,807,155)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (277,112)    (33,850)    (510,793)     201,895   (12,283,763)  (34,956,964)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,708,246   1,139,781    2,933,022    3,263,174    20,088,999    20,988,454
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  1,126,101   1,189,646   (1,600,287)  (2,685,133)   (6,072,012)  (11,121,364)
 Redemptions for contract benefits and
   terminations...................................   (281,070)   (172,804)  (6,446,816)  (8,714,620)  (30,975,084)  (38,846,358)
 Contract maintenance charges.....................     (4,250)     (1,811)     (50,282)     (55,825)     (256,562)     (296,011)
 Adjustment to net assets allocated to contracts
   in payout period...............................         --          --       49,201       56,354       119,146       284,656
                                                   ----------  ----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  2,549,027   2,154,812   (5,115,162)  (8,136,050)  (17,095,513)  (28,990,623)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................        100          50      (53,280)     (51,761)     (119,142)     (204,656)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............  2,272,015   2,121,012   (5,679,235)  (7,985,916)  (29,498,418)  (64,152,243)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  3,131,508   1,010,496   66,450,324   74,436,240   392,165,122   456,317,365
                                                   ----------  ----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............... $5,403,523  $3,131,508  $60,771,089  $66,450,324  $362,666,704  $392,165,122
                                                   ==========  ==========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...........................................         --          --           27           29           217           200
 Redeemed.........................................         --          --          (47)         (70)         (329)         (355)
                                                   ----------  ----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)..........................         --          --          (20)         (41)         (112)         (155)
                                                   ==========  ==========  ===========  ===========  ============  ============

UNIT ACTIVITY CLASS B
 Issued...........................................         39          29            9            9            57            46
 Redeemed.........................................        (14)         (9)         (22)         (24)          (66)          (95)
                                                   ----------  ----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)..........................         25          20          (13)         (15)           (9)          (49)
                                                   ==========  ==========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                    EQ/JPMORGAN VALUE         EQ/LARGE CAP GROWTH
                                    EQ/INVESCO COMSTOCK*(E)(F)       OPPORTUNITIES*                 INDEX*
                                    --------------------------  ------------------------  --------------------------
                                        2015          2014          2015         2014         2015          2014
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  1,006,144  $    613,440  $  (403,102) $  (143,616) $   (790,872) $   (615,306)
 Net realized gain (loss) on
   investments.....................    5,472,205     6,152,367    6,266,035    4,611,750    32,999,372    35,430,688
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (15,426,357)   (1,779,375)  (8,340,830)   3,076,798   (25,537,911)  (16,775,952)
                                    ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations   (8,948,008)    4,986,432   (2,477,897)   7,544,932     6,670,589    18,039,430
                                    ------------  ------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    9,092,232     6,035,667    5,829,862    4,029,747    15,905,738    12,343,310
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (6,165,363)   80,411,432    5,749,968      816,089     2,630,363     2,336,336
 Redemptions for contract benefits
   and terminations................   (9,827,346)   (6,762,768)  (5,653,474)  (5,384,506)  (14,096,284)  (13,038,389)
 Contract maintenance charges......      (59,924)      (43,960)     (43,579)     (42,089)     (135,095)     (122,570)
                                    ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (6,960,401)   79,640,371    5,882,777     (580,759)    4,304,722     1,518,687
                                    ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --            --           --       30,000            --            --
                                    ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (15,908,409)   84,626,803    3,404,880    6,994,173    10,975,311    19,558,117
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  125,882,753    41,255,950   66,290,590   59,296,417   187,450,625   167,892,508
                                    ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $109,974,344  $125,882,753  $69,695,470  $66,290,590  $198,425,936  $187,450,625
                                    ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................           96           593          108           57           281           232
 Redeemed..........................         (141)          (97)         (73)         (56)         (252)         (222)
                                    ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...........          (45)          496           35            1            29            10
                                    ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)EQ/Invesco Comstock replaced EQ/Davis New York Venture due to a fund merger on June 13, 2014.
(f)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                        EQ/LARGE CAP VALUE        EQ/MFS INTERNATIONAL
                                              INDEX*                    GROWTH*                EQ/MID CAP INDEX*
                                    -------------------------  -------------------------  --------------------------
                                        2015          2014         2015         2014          2015          2014
                                    ------------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    442,542  $   200,532  $  (643,775) $   (299,118) $ (1,904,927) $ (2,077,962)
 Net realized gain (loss) on
   investments.....................    6,611,938    4,606,344    3,140,165     6,287,155    35,250,818    33,373,313
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (10,773,126)   1,285,670   (3,691,922)  (12,156,444)  (52,701,957)    1,320,857
                                    ------------  -----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations   (3,718,646)   6,092,546   (1,195,532)   (6,168,407)  (19,356,066)   32,616,208
                                    ------------  -----------  -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    7,591,262    6,310,526   12,984,603    12,226,538    39,579,345    33,292,494
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net      667,077    3,903,886     (424,711)   (1,833,326)    1,634,122    (4,969,046)
 Redemptions for contract benefits
   and terminations................   (4,756,715)  (5,295,842)  (7,254,421)   (7,865,285)  (31,609,338)  (32,466,519)
 Contract maintenance charges......      (47,993)     (41,722)     (71,904)      (61,971)     (277,171)     (272,184)
                                    ------------  -----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......    3,453,631    4,876,848    5,233,567     2,465,956     9,326,958    (4,415,255)
                                    ------------  -----------  -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     (265,015)  10,969,394    4,038,035    (3,702,451)  (10,029,108)   28,200,953
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   63,833,670   52,864,276   93,816,732    97,519,183   463,068,703   434,867,750
                                    ------------  -----------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $ 63,568,655  $63,833,670  $97,854,767  $ 93,816,732  $453,039,595  $463,068,703
                                    ============  ===========  ===========  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          181          176          136           124           356           312
 Redeemed..........................         (144)        (124)        (106)         (107)         (302)         (337)
                                    ------------  -----------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)...........           37           52           30            17            54           (25)
                                    ============  ===========  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                 EQ/MORGAN STANLEY MID CAP
                                         EQ/MONEY MARKET*                 GROWTH*             EQ/OPPENHEIMER GLOBAL*
                                    --------------------------  --------------------------  --------------------------
                                        2015          2014          2015          2014          2015          2014
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (868,712) $   (968,280) $ (3,572,673) $ (3,663,426) $ (1,148,220) $   (721,332)
 Net realized gain (loss) on
   investments.....................       (2,573)       (1,745)   10,707,601    40,334,234     5,905,110     3,890,844
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................        1,702         2,228   (25,966,899)  (42,548,182)   (3,494,544)   (2,723,354)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations     (869,583)     (967,797)  (18,831,971)   (5,877,374)    1,262,346       446,158
                                    ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   36,872,946    28,364,265    30,917,675    34,081,180    17,124,113    13,185,030
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (20,712,091)  (19,119,024)  (12,211,968)  (10,284,044)    7,746,048     4,808,748
 Redemptions for contract benefits
   and terminations................  (17,689,481)  (20,175,777)  (17,787,202)  (19,848,578)   (6,575,846)   (6,264,947)
 Contract maintenance charges......      (96,085)      (97,244)     (199,586)     (202,489)      (74,219)      (61,800)
 Adjustment to net assets
   allocated to contracts in
   payout period...................        5,451        40,930            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (1,619,260)  (10,986,850)      718,919     3,746,069    18,220,096    11,667,031
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................      267,035        84,074         2,000            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   (2,221,808)  (11,870,573)  (18,111,052)   (2,131,305)   19,482,442    12,113,189
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   74,770,886    86,641,459   287,986,512   290,117,817   101,764,739    89,651,550
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $ 72,549,078  $ 74,770,886  $269,875,460  $287,986,512  $121,247,181  $101,764,739
                                    ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................       15,536        12,997            --            --            --            --
 Redeemed..........................      (15,514)      (13,590)           --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........           22          (593)           --            --            --            --
                                    ============  ============  ============  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued............................       97,822        71,812           226           266           244           188
 Redeemed..........................      (96,559)      (72,556)         (218)         (248)         (121)         (102)
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........        1,263          (744)            8            18           123            86
                                    ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                        EQ/PIMCO GLOBAL            EQ/PIMCO ULTRA               EQ/QUALITY
                                          REAL RETURN*              SHORT BOND*                 BOND PLUS*
                                    -----------------------  -------------------------  --------------------------
                                        2015        2014         2015         2014          2015          2014
                                    -----------  ----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    46,519  $  357,135  $  (728,878) $   (893,714) $   (219,887) $   (317,319)
 Net realized gain (loss) on
   investments.....................     (36,101)     90,087     (265,829)     (101,711)   (1,164,272)   (1,678,550)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    (631,101)   (174,139)    (425,701)     (359,268)      423,993     3,696,973
                                    -----------  ----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations    (620,683)    273,083   (1,420,408)   (1,354,693)     (960,166)    1,701,104
                                    -----------  ----------  -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   4,617,229   2,778,099    7,686,433     9,521,285     5,752,282     5,924,552
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   4,994,635   4,244,198   (6,180,056)   (5,892,787)   (3,121,809)   (4,643,463)
 Redemptions for contract benefits
   and terminations................  (1,208,539)   (282,430)  (9,446,897)  (10,713,603)  (10,493,251)  (10,953,656)
 Contract maintenance charges......      (7,238)     (2,172)     (70,823)      (78,454)      (74,440)      (81,386)
 Adjustment to net assets
   allocated to contracts in
   payout period...................          --          --           --            --        29,858        51,543
                                    -----------  ----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   8,396,087   6,737,695   (8,011,343)   (7,163,559)   (7,907,360)   (9,702,410)
                                    -----------  ----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................         550          --           --            --       (29,856)       48,457
                                    -----------  ----------  -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   7,775,954   7,010,778   (9,431,751)   (8,518,252)   (8,897,382)   (7,952,849)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   9,391,748   2,380,970   98,520,643   107,038,895   100,681,727   108,634,576
                                    -----------  ----------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $17,167,702  $9,391,748  $89,088,892  $ 98,520,643  $ 91,784,345  $100,681,727
                                    ===========  ==========  ===========  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................          --          --           --            --            32            38
 Redeemed..........................          --          --           (1)           --           (70)          (79)
                                    -----------  ----------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)...........          --          --           (1)           --           (38)          (41)
                                    ===========  ==========  ===========  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued............................         138          94          111           156            20            25
 Redeemed..........................         (50)        (23)        (186)         (224)          (30)          (40)
                                    -----------  ----------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)...........          88          71          (75)          (68)          (10)          (15)
                                    ===========  ==========  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                             EQ/SMALL                EQ/T. ROWE PRICE                EQ/UBS
                                          COMPANY INDEX*               GROWTH STOCK*            GROWTH & INCOME*
                                    --------------------------  --------------------------  ------------------------
                                        2015          2014          2015          2014          2015         2014
                                    ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (841,150) $ (1,134,630) $ (4,725,540) $ (3,939,560) $  (238,513) $  (170,288)
 Net realized gain (loss) on
   investments.....................   28,809,197    35,887,535    40,026,432    24,271,645    8,737,582    3,105,093
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (42,226,883)  (26,212,500)   (4,870,953)    2,345,748   (9,518,935)     453,848
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations  (14,258,836)    8,540,405    30,429,939    22,677,833   (1,019,866)   3,388,653
                                    ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   18,533,378    16,959,893    44,051,958    37,923,134    3,590,295    1,945,973
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (2,766,212)   (6,501,710)   21,168,551     1,574,344    2,660,171    3,196,938
 Redemptions for contract benefits
   and terminations................  (17,440,963)  (17,977,287)  (23,353,280)  (22,746,836)  (2,569,826)  (2,007,819)
 Contract maintenance charges......     (139,080)     (143,835)     (246,492)     (211,092)     (16,209)     (16,729)
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (1,812,877)   (7,662,939)   41,620,737    16,539,550    3,664,431    3,118,363
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --        15,003            --            --           --           --
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (16,071,713)      892,469    72,050,676    39,217,383    2,644,565    6,507,016
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  251,749,578   250,857,109   337,272,487   298,055,104   31,661,191   25,154,175
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $235,677,865  $251,749,578  $409,323,163  $337,272,487  $34,305,756  $31,661,191
                                    ============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          137           126           497           399           92           66
 Redeemed..........................         (143)         (159)         (270)         (297)         (67)         (47)
                                    ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...........           (6)          (33)          227           102           25           19
                                    ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                      FIDELITY(R) VIP           FIDELITY(R) VIP
                                       EQ/WELLS FARGO OMEGA            CONTRAFUND(R)             EQUITY-INCOME
                                              GROWTH*                    PORTFOLIO                 PORTFOLIO
                                    --------------------------  --------------------------  -----------------------
                                        2015          2014          2015          2014          2015        2014
                                    ------------  ------------  ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ (2,404,643) $ (2,495,569) $ (1,197,847) $ (1,081,373) $   153,229  $  107,262
 Net realized gain (loss) on
   investments.....................   14,353,093    29,209,838    37,951,760    18,334,781      671,619     203,994
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (11,715,268)  (22,111,322)  (39,725,673)    6,900,151   (1,243,571)     51,429
                                    ------------  ------------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net
   assets resulting from operations      233,182     4,602,947    (2,971,760)   24,153,559     (418,723)    362,685
                                    ------------  ------------  ------------  ------------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   11,250,236    13,113,258    47,939,386    42,515,072    1,884,510   1,930,402
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (12,283,223)   (4,203,314)    6,309,811     7,765,614       41,810     184,095
 Redemptions for contract benefits
   and terminations................  (14,613,641)  (18,324,874)  (16,056,966)  (13,446,335)    (270,749)    (80,965)
 Contract maintenance charges......      (60,381)      (63,983)     (200,030)     (158,662)     (10,256)     (7,845)
                                    ------------  ------------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  (15,707,009)   (9,478,913)   37,992,201    36,675,689    1,645,315   2,025,687
                                    ------------  ------------  ------------  ------------  -----------  ----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --        30,000            --         4,710           --          --
                                    ------------  ------------  ------------  ------------  -----------  ----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (15,473,827)   (4,845,966)   35,020,441    60,833,958    1,226,592   2,388,372
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  192,816,508   197,662,474   276,209,122   215,375,164    6,456,379   4,068,007
                                    ------------  ------------  ------------  ------------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD $177,342,681  $192,816,508  $311,229,563  $276,209,122  $ 7,682,971  $6,456,379
                                    ============  ============  ============  ============  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          129           203            --            --           --          --
 Redeemed..........................         (218)         (261)           --            --           --          --
                                    ------------  ------------  ------------  ------------  -----------  ----------
 Net Increase (Decrease)...........          (89)          (58)           --            --           --          --
                                    ============  ============  ============  ============  ===========  ==========

UNIT ACTIVITY SERVICE CLASS 2
 Issued............................           --            --           425           423           15          16
 Redeemed..........................           --            --          (206)         (199)          (4)         (4)
                                    ------------  ------------  ------------  ------------  -----------  ----------
 Net Increase (Decrease)...........           --            --           219           224           11          12
                                    ============  ============  ============  ============  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                        FIDELITY(R) VIP          GOLDMAN SACHS VIT     INVESCO V.I. DIVERSIFIED
                                                       MID CAP PORTFOLIO        MID CAP VALUE FUND          DIVIDEND FUND
                                                   ------------------------  ------------------------  -----------------------
                                                       2015         2014         2015         2014         2015        2014
                                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (245,959) $  (226,644) $  (499,763) $   (90,240) $    58,464  $   36,463
 Net realized gain (loss) on investments..........   3,146,169      703,599    3,423,573    7,954,166      263,278     202,292
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,847,222)     487,445   (8,024,624)  (4,381,033)    (317,793)    358,797
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (947,012)     964,400   (5,100,814)   3,482,893        3,949     597,552
                                                   -----------  -----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   7,761,018    6,787,674    8,768,698    6,588,373    3,884,549   2,808,556
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      83,529       83,892    3,076,893    7,113,058    1,342,954     309,179
 Redemptions for contract benefits and
   terminations...................................    (742,314)    (411,422)  (2,557,188)  (1,737,322)    (317,047)   (118,748)
 Contract maintenance charges.....................     (40,699)     (30,769)     (24,871)     (17,176)      (9,685)     (5,739)
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   7,061,534    6,429,375    9,263,532   11,946,933    4,900,771   2,993,248
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --           --        2,723        1,422          297          26
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   6,114,522    7,393,775    4,165,441   15,431,248    4,905,017   3,590,826
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  23,273,134   15,879,359   39,498,358   24,067,110    7,140,799   3,549,973
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $29,387,656  $23,273,134  $43,663,799  $39,498,358  $12,045,816  $7,140,799
                                                   ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued...........................................          --           --           --           --           40          26
 Redeemed.........................................          --           --           --           --           (8)         (5)
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --           --           --           32          21
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY SERVICE CLASS 2
 Issued...........................................          61           55           --           --           --          --
 Redeemed.........................................         (18)         (13)          --           --           --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          43           42           --           --           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY SERVICE SHARES
 Issued...........................................          --           --          127          129           --          --
 Redeemed.........................................          --           --          (66)         (47)          --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --           61           82           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                    INVESCO V.I. GLOBAL REAL                               INVESCO V.I. INTERNATIONAL
                                           ESTATE FUND        INVESCO V.I. HIGH YIELD FUND        GROWTH FUND
                                    ------------------------  ---------------------------  ------------------------
                                        2015         2014         2015           2014          2015          2014
                                    -----------  -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ 1,523,832  $   145,253  $ 1,183,691    $   797,182   $    64,491   $    94,969
 Net realized gain (loss) on
   investments.....................   1,497,503    1,532,885     (172,560)       178,791     1,530,461     1,219,410
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (5,461,569)   4,341,287   (2,442,785)    (1,011,870)   (3,849,938)   (1,904,588)
                                    -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net
   assets resulting from operations  (2,440,234)   6,019,425   (1,431,654)       (35,897)   (2,254,986)     (590,209)
                                    -----------  -----------   -----------   -----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................  12,327,066    9,641,657    5,873,041      4,695,443    10,472,530     7,628,949
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   2,462,046    8,160,288    1,647,113      1,793,469     5,036,915     6,243,695
 Redemptions for contract benefits
   and terminations................  (4,131,122)  (2,829,702)  (2,031,491)    (1,450,857)   (2,853,488)   (1,938,076)
 Contract maintenance charges......     (36,850)     (27,843)     (19,621)       (14,765)      (34,927)      (26,655)
                                    -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  10,621,140   14,944,400    5,469,042      5,023,290    12,621,030    11,907,913
                                    -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --          320          550             --            --         1,250
                                    -----------  -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   8,180,906   20,964,145    4,037,938      4,987,393    10,366,044    11,318,954
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  63,185,122   42,220,977   24,316,666     19,329,273    42,921,365    31,602,411
                                    -----------  -----------   -----------   -----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD $71,366,028  $63,185,122  $28,354,604    $24,316,666   $53,287,409   $42,921,365
                                    ===========  ===========   ===========   ===========   ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued............................         184          184           95             81           160           138
 Redeemed..........................        (113)         (77)         (49)           (39)          (60)          (44)
                                    -----------  -----------   -----------   -----------   -----------   -----------
 Net Increase (Decrease)...........          71          107           46             42           100            94
                                    ===========  ===========   ===========   ===========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                    INVESCO V.I. MID CAP CORE  INVESCO V.I. SMALL CAP
                                           EQUITY FUND               EQUITY FUND           IVY FUNDS VIP ENERGY
                                    ------------------------  ------------------------  --------------------------
                                        2015         2014         2015         2014         2015          2014
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (172,432) $  (176,752) $  (108,585) $   (94,356) $   (516,957) $   (538,979)
 Net realized gain (loss) on
   investments.....................   1,784,925    2,195,104    2,103,669    1,209,763    (2,525,988)    4,974,762
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (2,446,859)  (1,633,917)  (2,652,694)  (1,039,475)   (8,233,216)  (11,309,454)
                                    -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations    (834,366)     384,435     (657,610)      75,932   (11,276,161)   (6,873,671)
                                    -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   2,353,924    1,829,275    1,188,267    1,034,655     7,574,948     7,038,467
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net      38,125      336,583      812,360     (305,934)    4,733,418    10,127,774
 Redemptions for contract benefits
   and terminations................  (1,336,369)  (1,262,492)    (492,024)    (421,699)   (2,628,948)   (3,150,767)
 Contract maintenance charges......      (8,854)      (7,951)      (4,517)      (3,761)      (23,625)      (21,279)
                                    -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   1,046,826      895,415    1,504,086      303,261     9,655,793    13,994,195
                                    -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --           --           --           --         1,653            --
                                    -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     212,460    1,279,850      846,476      379,193    (1,618,715)    7,120,524
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  14,583,674   13,303,824    7,888,442    7,509,249    40,893,579    33,773,055
                                    -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $14,796,134  $14,583,674  $ 8,734,918  $ 7,888,442  $ 39,274,864  $ 40,893,579
                                    ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued............................          --           --           --           --           217           218
 Redeemed..........................          --           --           --           --          (132)         (127)
                                    -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...........          --           --           --           --            85            91
                                    ===========  ===========  ===========  ===========  ============  ============

UNIT ACTIVITY SERIES II
 Issued............................          29           23           17           12            --            --
 Redeemed..........................         (21)         (17)          (9)         (11)           --            --
                                    -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...........           8            6            8            1            --            --
                                    ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                      IVY FUNDS VIP              IVY FUNDS VIP
                                     IVY FUNDS VIP HIGH INCOME        MID CAP GROWTH           SMALL CAP GROWTH
                                    --------------------------  -------------------------  ------------------------
                                        2015          2014          2015          2014         2015         2014
                                    ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  8,349,642  $  5,414,242  $ (1,096,652) $  (897,762) $  (205,401) $  (134,715)
 Net realized gain (loss) on
   investments.....................    1,122,995     4,690,916     9,315,956    7,551,977    1,525,029    1,992,501
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (23,098,017)   (9,909,651)  (14,731,440)  (1,969,327)  (2,184,198)  (1,822,519)
                                    ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations  (13,625,380)      195,507    (6,512,136)   4,684,888     (864,570)      35,267
                                    ------------  ------------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   30,707,129    30,769,125    14,498,092   12,580,819    3,013,749    1,727,995
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (5,626,112)   13,295,525     6,617,966    4,230,423    7,970,625     (295,994)
 Redemptions for contract benefits
   and terminations................  (13,335,988)  (13,319,473)   (5,441,694)  (5,130,475)  (1,153,386)    (776,407)
 Contract maintenance charges......     (104,749)      (84,199)      (52,809)     (40,621)      (9,523)      (6,946)
                                    ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   11,640,280    30,660,978    15,621,555   11,640,146    9,821,465      648,648
                                    ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................        1,615            --            --           --           --           --
                                    ------------  ------------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   (1,983,485)   30,856,485     9,109,419   16,325,034    8,956,895      683,915
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  164,864,337   134,007,852    79,601,230   63,276,196   10,914,473   10,230,558
                                    ------------  ------------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $162,880,852  $164,864,337  $ 88,710,649  $79,601,230  $19,871,368  $10,914,473
                                    ============  ============  ============  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued............................          345           434           214          194          151           42
 Redeemed..........................         (263)         (225)         (100)        (105)         (76)         (38)
                                    ------------  ------------  ------------  -----------  -----------  -----------
 Net Increase (Decrease)...........           82           209           114           89           75            4
                                    ============  ============  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                         LAZARD RETIREMENT
                                      EMERGING MARKETS EQUITY   MFS(R) INTERNATIONAL VALUE   MFS(R) INVESTORS TRUST
                                             PORTFOLIO                   PORTFOLIO                   SERIES
                                    --------------------------  --------------------------  ------------------------
                                        2015          2014          2015          2014          2015         2014
                                    ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    (41,870) $    723,221  $  1,181,495  $    937,671  $   (67,177) $   (52,522)
 Net realized gain (loss) on
   investments.....................   (2,300,228)    2,686,117    10,892,050     6,842,879    1,963,196    1,592,560
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (29,324,061)  (11,664,766)   (4,081,984)   (8,363,584)  (2,040,908)    (526,569)
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations  (31,666,159)   (8,255,428)    7,991,561      (583,034)    (144,889)   1,013,469
                                    ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   25,735,744    24,310,473    40,238,303    30,703,803    1,384,838    1,330,935
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net    8,474,779     7,927,112    25,836,301    21,177,714     (558,838)    (300,434)
 Redemptions for contract benefits
   and terminations................   (7,677,811)   (7,949,530)  (11,892,553)   (8,289,814)    (767,662)    (558,235)
 Contract maintenance charges......      (94,343)      (89,979)     (137,496)      (94,766)      (7,502)      (6,663)
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   26,438,369    24,198,076    54,044,555    43,496,937       50,836      465,603
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --        20,000         3,275         1,224           --           --
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   (5,227,790)   15,962,648    62,039,391    42,915,127      (94,053)   1,479,072
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  132,112,635   116,149,987   167,974,118   125,058,991   12,152,535   10,673,463
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $126,884,845  $132,112,635  $230,013,509  $167,974,118  $12,058,482  $12,152,535
                                    ============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued............................           --            --           514           422           15           17
 Redeemed..........................           --            --          (175)         (139)         (15)         (15)
                                    ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...........           --            --           339           283           --            2
                                    ============  ============  ============  ============  ===========  ===========

UNIT ACTIVITY SERVICE SHARES
 Issued............................          510           433            --            --           --           --
 Redeemed..........................         (228)         (209)           --            --           --           --
                                    ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...........          282           224            --            --           --           --
                                    ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                     MFS(R) MASSACHUSETTS
                                    INVESTORS GROWTH STOCK     MFS(R) TECHNOLOGY          MFS(R) UTILITIES
                                       PORTFOLIO(G)(H)             PORTFOLIO                   SERIES
                                    ---------------------- ------------------------  -------------------------
                                             2015              2015         2014         2015          2014
                                    ---------------------- -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......      $   (51,717)      $  (580,191) $  (429,387) $  2,713,584  $   615,380
 Net realized gain (loss) on
   investments.....................          916,433         5,178,252    4,428,614     8,976,591    8,352,659
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................       (1,155,150)         (610,593)    (898,305)  (27,913,715)  (1,590,237)
                                         -----------       -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from operations         (290,434)        3,987,468    3,100,922   (16,223,540)   7,377,802
                                         -----------       -----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................        1,116,230         7,999,917    5,492,716    16,241,960   14,942,645
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net       10,230,238         8,249,339    3,815,620    (6,118,581)  16,292,455
 Redemptions for contract benefits
   and terminations................         (482,609)       (3,256,494)  (2,433,744)   (6,702,019)  (5,718,949)
 Contract maintenance charges......           (5,631)          (25,370)     (17,131)      (53,059)     (39,606)
                                         -----------       -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......       10,858,228        12,967,392    6,857,461     3,368,301   25,476,545
                                         -----------       -----------  -----------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................               --                --           --         1,598           --
                                         -----------       -----------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................       10,567,794        16,954,860    9,958,383   (12,853,641)  32,854,347
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................               --        40,389,877   30,431,494    99,268,040   66,413,693
                                         -----------       -----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD      $10,567,794       $57,344,737  $40,389,877  $ 86,414,399  $99,268,040
                                         ===========       ===========  ===========  ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued............................               66               139          119           192          287
 Redeemed..........................              (11)              (76)         (83)         (171)        (139)
                                         -----------       -----------  -----------  ------------  -----------
 Net Increase (Decrease)...........               55                63           36            21          148
                                         ===========       ===========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(g)Units were made available on March 27, 2015.
(h)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                           MULTIMANAGER                MULTIMANAGER                MULTIMANAGER
                                        AGGRESSIVE EQUITY*              CORE BOND*                MID CAP GROWTH*
                                    --------------------------  --------------------------  --------------------------
                                        2015          2014          2015          2014          2015          2014
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ (4,607,875) $ (4,822,085) $    863,330  $  1,095,435  $ (1,021,770) $ (1,035,819)
 Net realized gain (loss) on
   investments.....................   27,399,779    24,278,252    (1,945,759)     (673,416)    9,508,706    15,390,517
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   (3,090,422)   39,143,512      (232,836)    2,694,946   (10,536,292)  (11,749,224)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations   19,701,482    58,599,679    (1,315,265)    3,116,965    (2,049,356)    2,605,474
                                    ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   10,772,092    11,254,391    11,748,750    12,503,166     3,056,052     3,255,417
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (14,078,648)  (18,136,137)   (5,275,040)   (9,905,457)     (851,169)   (3,297,609)
 Redemptions for contract benefits
   and terminations................  (50,771,076)  (57,450,583)  (12,759,771)  (12,611,300)   (5,866,247)   (7,222,085)
 Contract maintenance charges......     (433,974)     (457,769)      (93,403)      (95,187)      (44,537)      (47,624)
 Adjustment to net assets
   allocated to contracts in
   payout period...................       77,632        24,484            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  (54,433,974)  (64,765,614)   (6,379,464)  (10,108,778)   (3,705,901)   (7,311,901)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................     (107,172)       15,202            --       170,000            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (34,839,664)   (6,150,733)   (7,694,729)   (6,821,813)   (5,755,257)   (4,706,427)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  633,516,741   639,667,474   128,134,591   134,956,404    78,701,981    83,408,408
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $598,677,077  $633,516,741  $120,439,862  $128,134,591  $ 72,946,724  $ 78,701,981
                                    ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................          259           258            --            --            --            --
 Redeemed..........................         (651)         (764)           --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........         (392)         (506)           --            --            --            --
                                    ============  ============  ============  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued............................           21            17           143           153            48            50
 Redeemed..........................          (40)          (43)         (187)         (222)          (67)          (94)
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........          (19)          (26)          (44)          (69)          (19)          (44)
                                    ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                       MULTIMANAGER MID CAP           MULTIMANAGER            OPPENHEIMER MAIN
                                              VALUE*                   TECHNOLOGY*            STREET FUND(R)/VA
                                    -------------------------  --------------------------  ----------------------
                                        2015          2014         2015          2014         2015        2014
                                    ------------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (368,846) $  (567,825) $ (1,918,749) $ (1,801,444) $   (9,184) $   (6,975)
 Net realized gain (loss) on
   investments.....................    4,349,016    5,926,624    23,670,376    25,105,671     443,239      89,604
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   (7,860,004)  (2,773,709)  (14,489,931)   (7,340,041)   (388,538)     55,733
                                    ------------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from operations   (3,879,834)   2,585,090     7,261,696    15,964,186      45,517     138,362
                                    ------------  -----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    2,263,689    2,733,854     7,491,951     6,694,334     676,210     706,923
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (3,035,988)  (4,391,652)   (3,290,930)      484,885     102,722     108,613
 Redemptions for contract benefits
   and terminations................   (5,807,965)  (6,678,459)  (11,074,402)  (12,044,917)    (94,451)    (32,818)
 Contract maintenance charges......      (33,880)     (37,312)      (85,285)      (85,547)     (2,795)     (1,717)
                                    ------------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (6,614,144)  (8,373,569)   (6,958,666)   (4,951,245)    681,686     781,001
                                    ------------  -----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (10,493,978)  (5,788,479)      303,030    11,012,941     727,203     919,363
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   64,181,344   69,969,823   148,476,213   137,463,272   2,045,965   1,126,602
                                    ------------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD $ 53,687,366  $64,181,344  $148,779,243  $148,476,213  $2,773,168  $2,045,965
                                    ============  ===========  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................           18           29           140           190          --          --
 Redeemed..........................          (51)         (70)         (176)         (220)         --          --
                                    ------------  -----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)...........          (33)         (41)          (36)          (30)         --          --
                                    ============  ===========  ============  ============  ==========  ==========

UNIT ACTIVITY SERVICE CLASS
 Issued............................           --           --            --            --           4           6
 Redeemed..........................           --           --            --            --          (1)         (1)
                                    ------------  -----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)...........           --           --            --            --           3           5
                                    ============  ===========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                        PIMCO COMMODITY
                                                    REALRETURN(R) STRATEGY          TARGET 2015               TARGET 2025
                                                           PORTFOLIO                ALLOCATION*               ALLOCATION*
                                                   ------------------------  ------------------------  ------------------------
                                                       2015         2014         2015         2014         2015         2014
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   165,453  $   (52,883) $   (25,226) $   (19,847) $    14,771  $    24,412
 Net realized gain (loss) on investments..........    (733,882)    (178,629)     274,155    3,754,597    1,513,365    6,863,131
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,141,016)  (1,084,976)    (993,286)  (3,338,958)  (3,332,037)  (5,601,465)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,709,445)  (1,316,488)    (744,357)     395,792   (1,803,901)   1,286,078
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,630,575    1,876,667    3,055,402    2,850,362    7,436,612    6,682,554
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      98,451      232,793   (1,097,738)    (697,046)     422,081      897,856
 Redemptions for contract benefits and
   terminations...................................    (211,687)    (175,838)  (3,048,775)  (2,930,699)  (3,914,104)  (2,809,692)
 Contract maintenance charges.....................      (6,585)      (7,165)     (13,324)     (13,846)     (43,966)     (40,877)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   1,510,754    1,926,457   (1,104,435)    (791,229)   3,900,623    4,729,841
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................       1,826       (1,825)          --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (196,865)     608,144   (1,848,792)    (395,437)   2,096,722    6,015,919
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   5,389,086    4,780,942   24,805,604   25,201,041   51,650,250   45,634,331
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 5,192,221  $ 5,389,086  $22,956,812  $24,805,604  $53,746,972  $51,650,250
                                                   ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          --           --           36           43           92           89
 Redeemed.........................................          --           --          (46)         (50)         (60)         (51)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          --           --          (10)          (7)          32           38
                                                   ===========  ===========  ===========  ===========  ===========  ===========

UNIT ACTIVITY ADVISOR CLASS
 Issued...........................................          34           26           --           --           --           --
 Redeemed.........................................         (13)          (6)          --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          21           20           --           --           --           --
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                          TARGET 2035               TARGET 2045         TARGET 2055
                                                          ALLOCATION*               ALLOCATION*        ALLOCATION*(I)
                                                   ------------------------  ------------------------  --------------
                                                       2015         2014         2015         2014          2015
                                                   -----------  -----------  -----------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    32,352  $    37,118  $    50,768  $    52,585     $  5,825
 Net realized gain (loss) on investments..........   1,713,105    6,441,913    1,337,737    4,922,402         (170)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,456,752)  (5,080,934)  (2,945,712)  (3,797,116)     (19,362)
                                                   -----------  -----------  -----------  -----------     --------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,711,295)   1,398,097   (1,557,207)   1,177,871      (13,707)
                                                   -----------  -----------  -----------  -----------     --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   7,950,896    6,754,827    7,583,709    6,072,117      366,107
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     (76,627)     262,117    1,122,924      939,556      186,017
 Redemptions for contract benefits and
   terminations...................................  (2,319,092)  (2,116,891)  (1,814,246)  (1,235,417)          --
 Contract maintenance charges.....................     (67,887)     (65,888)     (82,560)     (70,764)        (305)
                                                   -----------  -----------  -----------  -----------     --------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   5,487,290    4,834,165    6,809,827    5,705,492      551,819
                                                   -----------  -----------  -----------  -----------     --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --       10,000           --           --            9
                                                   -----------  -----------  -----------  -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS.............   3,775,995    6,242,262    5,252,620    6,883,363      538,121
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  47,930,885   41,688,623   37,870,235   30,986,872           --
                                                   -----------  -----------  -----------  -----------     --------

NET ASSETS -- END OF YEAR OR PERIOD............... $51,706,880  $47,930,885  $43,122,855  $37,870,235     $538,121
                                                   ===========  ===========  ===========  ===========     ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          81           74           79           64            7
 Redeemed.........................................         (40)         (37)         (26)         (22)          (1)
                                                   -----------  -----------  -----------  -----------     --------
 Net Increase (Decrease)..........................          41           37           53           42            6
                                                   ===========  ===========  ===========  ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                     TEMPLETON GLOBAL BOND    VAN ECK VIP GLOBAL HARD
                                                           VIP FUND                 ASSETS FUND
                                                   ------------------------  ------------------------
                                                       2015         2014         2015         2014
                                                   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 2,882,547  $ 1,239,640  $  (225,645) $  (259,325)
 Net realized gain (loss) on investments..........    (492,015)     (59,184)  (1,223,149)     488,586
 Net change in unrealized appreciation
   (depreciation) of investments..................  (4,904,619)  (1,096,943)  (5,869,339)  (4,920,665)
                                                   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (2,514,087)      83,513   (7,318,133)  (4,691,404)
                                                   -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  13,575,804   11,457,171    2,884,845    3,344,147
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (522,486)     543,858    2,573,811    2,316,598
 Redemptions for contract benefits and
   terminations...................................  (1,563,290)    (693,721)  (1,196,843)  (1,292,561)
 Contract maintenance charges.....................     (51,633)     (41,522)      (9,746)     (10,075)
                                                   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  11,438,395   11,265,786    4,252,067    4,358,109
                                                   -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................         198           90           --          800
                                                   -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   8,924,506   11,349,389   (3,066,066)    (332,495)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  38,426,351   27,076,962   18,323,463   18,655,958
                                                   -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $47,350,857  $38,426,351  $15,257,397  $18,323,463
                                                   ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued...........................................          --           --          135          104
 Redeemed.........................................          --           --          (66)         (57)
                                                   -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          --           --           69           47
                                                   ===========  ===========  ===========  ===========

UNIT ACTIVITY CLASS 2
 Issued...........................................         151          122           --           --
 Redeemed.........................................         (52)         (26)          --           --
                                                   -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          99           96           --           --
                                                   ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
The -- on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2015

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
 .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Charter/SM/ International Moderate
 .   Charter/SM/ Multi-Sector Bond
 .   Charter/SM/ Real Assets
 .   Charter/SM/ Small Cap Growth
 .   Charter/SM/ Small Cap Value
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation
 .   Target 2055 Allocation

     EQ ADVISORS TRUST*
 .   All Asset Aggressive-Alt 25
 .   All Asset Growth-Alt 20
 .   All Asset Moderate Growth-Alt 15
 .   AXA 400 Managed Volatility
 .   AXA 500 Managed Volatility
 .   AXA 2000 Managed Volatility
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Global Equity Managed Volatility
 .   AXA Growth Strategy
 .   AXA International Core Managed Volatility
 .   AXA International Managed Volatility
 .   AXA International Value Managed Volatility
 .   AXA Large Cap Core Managed Volatility
 .   AXA Large Cap Growth Managed Volatility
 .   AXA Large Cap Value Managed Volatility
 .   AXA Mid Cap Value Managed Volatility
 .   AXA Moderate Growth Strategy
 .   AXA SmartBeta Equity
 .   AXA/AB Dynamic Moderate Growth/(1)/
 .   AXA/AB Small Cap Growth/(2)/
 .   AXA/DoubleLine Opportunistic Core Plus Bond
 .   AXA/Franklin Balanced Managed Volatility
 .   AXA/Franklin Small Cap Value Managed Volatility
 .   AXA/Franklin Templeton Allocation Managed Volatility
 .   AXA/Horizon Small Cap Value
 .   AXA/Loomis Sayles Growth
 .   AXA/Mutual Large Cap Equity Managed Volatility
 .   AXA/Pacific Global Small Cap Value
 .   AXA/Templeton Global Equity Managed Volatility
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Emerging Markets Equity PLUS
 .   EQ/Equity 500 Index
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/High Yield Bond
 .   EQ/Intermediate Government Bond
 .   EQ/International Equity Index
 .   EQ/Invesco Comstock
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Value Index

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Continued)

 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Money Market
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Global Real Return
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth & Income
 .   EQ/Wells Fargo Omega Growth
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Templeton Global Bond VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Trust Series
 .   MFS(R) Massachusetts Investors Growth Stock Portfolio
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Main Street Fund(R) /VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund


   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
  (1)Formerly known as EQ/AllianceBernstein Dynamic Wealth Strategies.
  (2)Formerly known as EQ/AllianceBernstein Small Cap Growth.


   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Concluded)


   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Vantage Series 900
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   Momentum

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

2. Significant Accounting Policies (Concluded)

   .   Momentum Plus
   .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   EQUIPLAN
   .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015


4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2015 were as follows:

                                                       PURCHASES      SALES
                                                      ------------ ------------
All Asset Aggressive-Alt 25.......................... $  6,003,415 $  2,470,539
All Asset Growth-Alt 20..............................   13,115,789   11,273,346
All Asset Moderate Growth-Alt 15.....................    3,773,326    1,126,990
American Century VP Mid Cap Value Fund...............   13,705,907    2,932,067
American Funds Insurance Series(R) Bond Fund/SM/.....   18,385,207    6,041,235
AXA 400 Managed Volatility...........................    2,997,940    1,979,526
AXA 500 Managed Volatility...........................    7,767,947    5,646,278
AXA 2000 Managed Volatility..........................    2,301,109    1,690,633
AXA Aggressive Allocation............................  124,347,960   80,223,096
AXA Balanced Strategy................................   24,523,281   11,089,637
AXA Conservative Allocation..........................   24,922,381   29,175,410
AXA Conservative Growth Strategy.....................    7,891,188    4,291,467
AXA Conservative Strategy............................    3,311,658    2,022,005
AXA Conservative-Plus Allocation.....................   43,507,700   39,067,789
AXA Global Equity Managed Volatility.................   34,250,787   59,584,222
AXA Growth Strategy..................................       55,775       46,699
AXA International Core Managed Volatility............   19,528,724   29,081,027
AXA International Managed Volatility.................    3,355,374    1,570,933
AXA International Value Managed Volatility...........   17,647,373   29,910,110
AXA Large Cap Core Managed Volatility................    4,156,034    6,134,264
AXA Large Cap Growth Managed Volatility..............   70,197,442   91,552,360
AXA Large Cap Value Managed Volatility...............   55,488,927  116,451,452
AXA Mid Cap Value Managed Volatility.................   32,298,898   69,262,137
AXA Moderate Allocation..............................  193,975,164  203,082,227
AXA Moderate Growth Strategy.........................   18,217,968    5,417,830
AXA Moderate-Plus Allocation.........................  181,408,532  144,992,492
AXA SmartBeta Equity.................................       77,814        1,719
AXA/AB Dynamic Moderate Growth.......................    6,330,359    3,207,211
AXA/AB Small Cap Growth..............................   71,809,998   61,665,626
AXA/DoubleLine Opportunistic Core Plus Bond..........      840,220      142,460
AXA/Franklin Balanced Managed Volatility.............   18,814,527   18,986,015
AXA/Franklin Small Cap Value Managed Volatility......    2,388,109    3,871,898
AXA/Franklin Templeton Allocation Managed Volatility.   12,709,012   12,235,855
AXA/Horizon Small Cap Value..........................       84,770        1,568
AXA/Loomis Sayles Growth.............................    7,997,731    8,131,036
AXA/Mutual Large Cap Equity Managed Volatility.......    2,378,665    5,140,928
AXA/Pacific Global Small Cap Value...................      140,959        2,534
AXA/Templeton Global Equity Managed Volatility.......    6,590,334    7,886,202
Charter/SM/ International Moderate...................       24,266          282
Charter/SM/ Multi-Sector Bond........................   12,486,072   18,489,073
Charter/SM/ Real Assets..............................       13,257           97
Charter/SM/ Small Cap Growth.........................    5,794,717    9,850,176
Charter/SM/ Small Cap Value..........................    7,974,448   16,241,508
EQ/BlackRock Basic Value Equity......................  105,545,747   98,839,845
EQ/Boston Advisors Equity Income.....................   23,790,281   18,262,220
EQ/Calvert Socially Responsible......................   13,326,279    8,239,699
EQ/Capital Guardian Research.........................   17,414,207   29,975,738
EQ/Common Stock Index................................   90,101,654  268,211,305
EQ/Core Bond Index...................................   22,257,970   21,391,055
EQ/Emerging Markets Equity PLUS......................    3,191,113    1,386,792
EQ/EQuity 500 Index..................................  249,689,646  208,291,891
EQ/GAMCO Mergers and Acquisitions....................    3,146,369    4,709,721

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

4. Purchases and Sales of Portfolios (Concluded)

                                                        PURCHASES      SALES
                                                       ------------ ------------
EQ/GAMCO Small Company Value.......................... $163,509,865 $106,402,944
EQ/Global Bond PLUS...................................    9,334,907   16,547,612
EQ/High Yield Bond....................................    4,303,222    1,486,872
EQ/Intermediate Government Bond.......................    6,364,149   11,902,243
EQ/International Equity Index.........................   45,681,450   58,942,199
EQ/Invesco Comstock...................................   18,119,229   24,073,486
EQ/JPMorgan Value Opportunities.......................   20,882,073   15,402,398
EQ/Large Cap Growth Index.............................   56,428,509   35,240,474
EQ/Large Cap Value Index..............................   19,836,060   14,359,717
EQ/MFS International Growth...........................   24,368,815   18,285,912
EQ/Mid Cap Index......................................   67,817,699   60,395,668
EQ/Money Market.......................................  152,960,662  155,481,231
EQ/Morgan Stanley Mid Cap Growth......................   54,552,448   50,350,574
EQ/Oppenheimer Global.................................   36,391,305   19,319,429
EQ/PIMCO Global Real Return...........................   13,576,512    5,040,481
EQ/PIMCO Ultra Short Bond.............................   12,146,300   20,886,521
EQ/Quality Bond PLUS..................................    9,826,222   17,983,325
EQ/Small Company Index................................   53,517,344   36,349,247
EQ/T. Rowe Price Growth Stock.........................  106,025,368   54,445,475
EQ/UBS Growth & Income................................   20,211,110   12,283,314
EQ/Wells Fargo Omega Growth...........................   35,153,123   40,595,050
Fidelity(R) VIP Contrafund(R) Portfolio...............  103,063,541   40,687,912
Fidelity(R) VIP Equity-Income Portfolio...............    3,225,254      812,086
Fidelity(R) VIP Mid Cap Portfolio.....................   12,770,468    3,091,543
Goldman Sachs VIT Mid Cap Value Fund..................   22,705,046   10,493,049
Invesco V.I. Diversified Dividend Fund................    6,336,391    1,376,859
Invesco V.I. Global Real Estate Fund..................   29,568,325   17,423,353
Invesco V.I. High Yield Fund..........................   12,697,691    6,044,408
Invesco V.I. International Growth Fund................   20,615,595    7,930,074
Invesco V.I. Mid Cap Core Equity Fund.................    5,580,060    3,270,503
Invesco V.I. Small Cap Equity Fund....................    4,947,592    1,707,252
Ivy Funds VIP Energy..................................   25,547,369   16,181,283
Ivy Funds VIP High Income.............................   61,131,745   39,364,064
Ivy Funds VIP Mid Cap Growth..........................   36,208,139   14,749,008
Ivy Funds VIP Small Cap Growth........................   22,029,850   10,340,229
Lazard Retirement Emerging Markets Equity Portfolio...   50,045,654   23,274,431
MFS(R) International Value Portfolio..................   88,409,878   31,043,906
MFS(R) Investors Trust Series.........................    4,107,346    2,830,286
MFS(R) Massachusetts Investors Growth Stock Portfolio.    2,626,214    2,195,818
MFS(R) Technology Portfolio...........................   29,682,577   15,808,728
MFS(R) Utilities Series...............................   42,413,165   29,409,475
Multimanager Aggressive Equity........................   16,189,948   75,287,340
Multimanager Core Bond................................   23,360,774   28,876,908
Multimanager Mid Cap Growth...........................   15,332,195   13,244,353
Multimanager Mid Cap Value............................    4,272,343   11,255,333
Multimanager Technology...............................   37,245,396   35,364,222
Oppenheimer Main Street Fund(R)/VA....................    1,328,692      283,187
PIMCO CommodityRealReturn(R) Strategy Portfolio.......    2,691,296    1,015,088
Target 2015 Allocation................................    5,007,716    5,845,808
Target 2025 Allocation................................   13,093,155    8,456,334
Target 2035 Allocation................................   11,983,889    5,692,094
Target 2045 Allocation................................   11,664,345    4,107,654
Target 2055 Allocation................................      609,481       51,315
Templeton Global Bond VIP Fund........................   20,967,930    6,425,619
Van Eck VIP Global Hard Assets Fund...................    8,663,762    4,637,340

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Directors and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC receives management fees for services performed in their capacity as investment manager of the Portfolios. FMG LLC either oversees the activities of the investment advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.14% to a high of 1.31% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In March 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trusts, impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS Variable Insurance Trusts. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series (the "Removed Portfolio") exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio (the "Surviving Portfolio"). For accounting purposes, the reorganization, which occurred on March 27, 2015, was treated as a merger.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Continued)


   In 2014, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In June 2014, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). The shares in the Removed Investment Options were replaced with either Class A or Class B shares in the Surviving Investment Options within the same product and with similar contract charge applicable to each policy holder. For accounting purposes, reorganizations which occurred in 2014 were treated as mergers.

-----------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R) INVESTORS GROWTH STOCK SERIES MFS(R) MASSACHUSETTS INVESTORS
                                                               GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------
Shares -- Class Service       768,597                               621,908
Value -- Class Service    $     14.33                          $      17.71
Net Assets Before Merger  $11,013,989                          $         --
Net Assets After Merger   $        --                          $ 11,013,989
Unrealized Gain (Loss)    $   394,876
-----------------------------------------------------------------------------------------------
 JUNE 13, 2014            EQ/DAVIS NEW YORK VENTURE            EQ/INVESCO COMSTOCK
                          EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------------------
                          EQ/DAVIS NEW YORK VENTURE
Shares -- Class B           2,454,350
Value -- Class B          $     13.86
Net Assets Before Merger  $34,021,225
Net Assets After Merger   $        --
Unrealized Gain           $ 8,682,687
                          EQ/LORD ABBETT LARGE CAP CORE
Shares -- Class B           3,486,776                             8,295,538
Value -- Class B          $     12.96                          $      14.82
Net Assets Before Merger  $45,193,317                          $ 43,712,513
Net Assets After Merger   $        --                          $122,927,055
Unrealized Gain           $ 1,552,126
-----------------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER INTERNATIONAL EQUITY    AXA INTERNATIONAL CORE MANAGED
                                                               VOLATILITY
-----------------------------------------------------------------------------------------------
Shares -- Class B           4,788,613                            18,772,898
Value -- Class B          $     12.18                          $      10.81
Net Assets Before Merger  $58,347,113                          $144,520,175
Net Assets After Merger   $        --                          $202,867,288
Unrealized Gain           $ 8,803,894
-----------------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER LARGE CAP VALUE         AXA LARGE CAP VALUE MANAGED
                                                               VOLATILITY
-----------------------------------------------------------------------------------------------
Shares -- Class A                                                53,170,971
Value -- Class A                                               $      15.21
Net Assets Before Merger                                       $767,140,932
Net Assets After Merger   $        --                          $808,474,818
Shares -- Class B           4,091,153                             7,279,298
Value -- Class B          $     14.18                          $      15.17
Net Assets Before Merger  $57,994,995                          $ 93,765,645
Net Assets After Merger   $        --                          $110,426,754
Unrealized Gain           $18,999,581
-----------------------------------------------------------------------------------------------

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Concluded)

-------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------
 JUNE 20, 2014            EQ/EQUITY GROWTH PLUS              AXA LARGE CAP GROWTH MANAGED
                                                             VOLATILITY
-------------------------------------------------------------------------------------------
Shares -- Class B           17,815,352                         26,259,836
Value -- Class B          $      21.71                       $      25.54
Net Assets Before Merger  $386,809,324                       $283,980,474
Net Assets After Merger   $         --                       $670,789,798
Unrealized Gain           $147,888,852
-------------------------------------------------------------------------------------------
 JUNE 20, 2014            MULTIMANAGER LARGE CAP CORE EQUITY AXA LARGE CAP CORE MANAGED
                                                             VOLATILITY
-------------------------------------------------------------------------------------------
Shares -- Class B              958,444                          3,427,910
Value -- Class B          $      15.08                       $       9.21
Net Assets Before Merger  $ 14,455,752                       $ 17,133,522
Net Assets After Merger   $         --                       $ 31,589,274
Unrealized Gain           $  4,852,562
-------------------------------------------------------------------------------------------

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                           MORTALITY AND                FINANCIAL
                                           EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                           ------------- -------------- ---------- -----

OLD CONTRACTS                                  0.58%          0.16%          --    0.74%

EQUIPLAN(R) CONTRACTS                          0.58%          0.16%          --    0.74%

EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index.....................     0.56%          0.60%        0.24%   1.40%

All Other Funds...........................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index.....................     0.65%          0.60%        0.24%   1.49%

All Other Funds...........................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index.....................     1.15%          0.25%          --    1.40%

All Other Funds...........................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Funds.................................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation...................     1.10%          0.25%          --    1.35%

All Other Funds...........................     1.10%          0.24%          --    1.34%

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%         --     1.35%

EQUI-VEST(R) SERIES 500 CONTRACTS                 1.20%          0.25%         --     1.45%

EQUI-VEST(R) AT RETIREMENT

1.30% All Funds..............................     0.80%          0.50%         --     1.30%

1.25% All Funds..............................     0.75%          0.50%         --     1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS         0.95%          0.25%         --     1.20%

EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --          --     0.90%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.50% All Funds..............................     0.50%            --          --     0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --          --     1.20%

0.90% All Funds..............................     0.90%            --          --     0.90%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.25% All Funds..............................     0.25%            --          --     0.25%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................     0.00%            --          --     0.00%

0.10% All Funds..............................     0.10%            --          --     0.10%

0.25% All Funds..............................     0.25%            --          --     0.25%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.60% All Funds..............................     0.60%            --          --     0.60%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.80% All Funds..............................     0.80%            --          --     0.80%

0.90% All Funds..............................     0.90%            --          --     0.90%

1.00% All Funds..............................     1.00%            --          --     1.00%

1.10% All Funds..............................     1.10%            --          --     1.10%

1.15% All Funds..............................     1.15%            --          --     1.15%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Continued)

   "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                   HOW DEDUCTED
                -------                       -----------                    ---------------                    ------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and      Unit liquidation from
                                                                account value.                             account value

                                                                HIGH - Depending on account value, $50 if  Unit liquidation from
                                                                the account value on the last business     account value
                                                                day of the contract year is less than
                                                                $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions   Unit liquidation from
                                                                made in the current and prior five         account value
                                                                participation years, whichever is less.

                                                                HIGH - 7% of contributions withdrawn,
                                                                declining by 1% each contract years
                                                                following each contribution.

                                                                Exceptions and limitations may eliminate
                                                                or reduce the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6.25 quarterly         Unit liquidation from
                                                                recordkeeping fee                          account value

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee            Unit liquidation from
option                                                                                                     account value

Charge for third-party transfer or      At time of transaction  $0 to $65                                  Unit liquidation from
exchange                                                                                                   account value

Enhanced death benefit charge           Participation date      0.15% of account value                     Unit liquidation from
                                        anniversary                                                        account value

Guaranteed Minimum Income Benefit                               0.65%                                      Unit liquidation from
                                                                                                           account value

Guaranteed Withdrawal Benefit for Life                          LOW - 0.60% for single life option;        Unit liquidation from
                                                                    0.75% for joint life option            account value

                                                                HIGH - 0.75% for single life;
                                                                    0.90% for joint life

Sales Premium and Other Applicable                              Current tax charge varies by jurisdiction  Deducted from the
Taxes                                                           and ranges from 0% to 3.5%.                amount applied to
                                                                                                           provide an annuity
                                                                                                           payout option

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Concluded)

                                          WHEN CHARGE
            CHARGES                       IS DEDUCTED                       AMOUNT DEDUCTED                   HOW DEDUCTED
             -------                      -----------                       ---------------                    ------------

Guaranteed minimum death benefit                               STANDARD DEATH BENEFIT (AVAILABLE ONLY     Unit liquidation from
charge                                                         WITH THE GUARANTEED MINIMUM INCOME         account value
                                                               BENEFIT) - 0.00%

                                                               GWBL STANDARD DEATH BENEFIT - 0.00%

                                                               ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                               Annual Rachet to age 85 benefit base

                                                               GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                               RACHET TO AGE 85 - 0.60% of the greater
                                                               of 6% roll-up to age 85 benefit base, as
                                                               applicable

                                                               GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                               the GWBL Enhance death benefit base

Personal Income Benefit Charge    Contract/Participation Date  1.00% of the Personal Income Benefit       Unit liquidation from
                                  Anniversary                  account value                              account value

Managed Account Service Fee       Quarterly                    The Managed Account Service ("MAS")        Unit liquidation from
                                                               Advisory fee is a quarterly fee that can   account value
                                                               be charged at an annual rate of up to
                                                               0.60%. The amount of the fee may be lower
                                                               and varies among broker-dealers. The fee
                                                               will be deducted pro rata from the
                                                               Non-Personal Income Benefit variable
                                                               investment options and guaranteed
                                                               interest option first, then from the
                                                               account for special dollar cost
                                                               averaging. The MAS Advisory fee does not
                                                               apply to Personal Income Benefit related
                                                               assets.

Wire Transfer Charge              At time of transaction       $90 for outgoing wire transfers            Unit liquidation from
                                                                                                          account value

Express Mail Charge               At time of transaction       $35 for checks sent by express delivery    Unit liquidation from
                                                                                                          account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
ALL ASSET AGGRESSIVE-ALT 25
2015  Lowest contract charge 0.50% Class B       $104.72           --                  --            --       (4.86)%
      Highest contract charge 1.34% Class B      $102.40           --                  --            --       (5.67)%
      All contract charges                            --           78             $ 8,034          0.89%         --
2014  Lowest contract charge 0.50% Class B       $110.07           --                  --            --        1.79%
      Highest contract charge 1.34% Class B      $108.55           --                  --            --        0.94%
      All contract charges                            --           46             $ 5,081          2.31%         --
2013  Lowest contract charge 0.50% Class B(e)    $108.13           --                  --            --        6.71%
      Highest contract charge 1.34% Class B(e)   $107.54           --                  --            --        6.16%
      All contract charges                            --           11             $ 1,157          3.71%         --
ALL ASSET GROWTH-ALT 20
2015  Lowest contract charge 0.50% Class B       $141.73           --                  --            --       (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --                  --            --       (5.36)%
      All contract charges                            --          391             $52,828          0.83%         --

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
ALL ASSET GROWTH-ALT 20 (CONTINUED)
2014   Lowest contract charge 0.50% Class B        $148.32           --                  --            --        1.88%
       Highest contract charge 1.45% Class B       $140.96           --                  --            --        0.91%
       All contract charges                             --          387             $55,179          1.49%         --
2013   Lowest contract charge 0.50% Class B        $145.58           --                  --            --       13.55%
       Highest contract charge 1.45% Class B       $139.69           --                  --            --       12.47%
       All contract charges                             --          356             $50,117          1.47%         --
2012   Lowest contract charge 0.50% Class B        $128.21           --                  --            --       11.43%
       Highest contract charge 1.45% Class B       $124.20           --                  --            --       10.36%
       All contract charges                             --          309             $38,706          1.74%         --
2011   Lowest contract charge 0.50% Class B        $115.06           --                  --            --       (3.97)%
       Highest contract charge 1.45% Class B       $112.54           --                  --            --       (4.89)%
       All contract charges                             --          223             $25,298          1.97%         --
ALL ASSET MODERATE GROWTH-ALT 15
2015   Lowest contract charge 0.50% Class B        $102.12           --                  --            --       (4.21)%
       Highest contract charge 1.34% Class B       $ 99.85           --                  --            --       (5.01)%
       All contract charges                             --           54             $ 5,512          0.98%         --
2014   Lowest contract charge 0.50% Class B        $106.60           --                  --            --        1.91%
       Highest contract charge 1.34% Class B       $105.12           --                  --            --        1.05%
       All contract charges                             --           30             $ 3,194          2.89%         --
2013   Lowest contract charge 0.50% Class B(e)     $104.60           --                  --            --        3.87%
       Highest contract charge 1.34% Class B(e)    $104.03           --                  --            --        3.33%
       All contract charges                             --            3             $   380          2.80%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2015   Lowest contract charge 0.50% Class II       $177.64           --                  --            --       (2.07)%
       Highest contract charge 1.20% Class II      $170.64           --                  --            --       (2.76)%
       All contract charges                             --          145             $24,827          1.50%         --
2014   Lowest contract charge 0.50% Class II       $181.40           --                  --            --       15.66%
       Highest contract charge 1.20% Class II      $175.49           --                  --            --       14.85%
       All contract charges                             --           89             $15,575          1.04%         --
2013   Lowest contract charge 0.50% Class II       $156.84           --                  --            --       29.25%
       Highest contract charge 1.20% Class II      $152.80           --                  --            --       28.34%
       All contract charges                             --           59             $ 8,994          1.11%         --
2012   Lowest contract charge 0.50% Class II       $121.35           --                  --            --       15.65%
       Highest contract charge 1.20% Class II      $119.06           --                  --            --       14.83%
       All contract charges                             --           31             $ 3,763          2.00%         --
2011   Lowest contract charge 0.70% Class II       $104.57           --                  --            --       (1.53)%
       Highest contract charge 1.20% Class II      $103.68           --                  --            --       (2.03)%
       All contract charges                             --           16             $ 1,668          1.44%         --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2015   Lowest contract charge 0.50% Class 4        $100.64           --                  --            --       (0.57)%
       Highest contract charge 1.45% Class 4       $ 98.11           --                  --            --       (1.53)%
       All contract charges                             --          247             $24,490          1.87%         --
2014   Lowest contract charge 0.50% Class 4        $101.22           --                  --            --        4.62%
       Highest contract charge 1.45% Class 4(e)    $ 99.63           --                  --            --        3.62%
       All contract charges                             --          130             $13,071          3.66%         --
2013   Lowest contract charge 0.50% Class 4(e)     $ 96.75           --                  --            --       (2.72)%
       Highest contract charge 1.34% Class 4(e)    $ 96.22           --                  --            --       (3.23)%
       All contract charges                             --           14             $ 1,435          3.54%         --
AXA 400 MANAGED VOLATILITY
2015   Lowest contract charge 0.40% Class B        $143.95           --                  --            --       (3.50)%
       Highest contract charge 1.34% Class B       $166.05           --                  --            --       (4.41)%
       All contract charges                             --           45             $ 7,382          0.56%         --
2014   Lowest contract charge 0.40% Class B        $149.17           --                  --            --        8.37%
       Highest contract charge 1.34% Class B       $173.71           --                  --            --        7.33%
       All contract charges                             --           41             $ 7,055          0.43%         --
2013   Lowest contract charge 0.40% Class B        $137.65           --                  --            --       31.15%
       Highest contract charge 1.34% Class B       $161.84           --                  --            --       29.92%
       All contract charges                             --           40             $ 6,117          0.18%         --

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA 400 MANAGED VOLATILITY (CONTINUED)
2012  Lowest contract charge 0.40% Class B(d)   $104.96            --                 --            --         4.46%
      Highest contract charge 1.34% Class B     $124.57            --                 --            --        14.91%
      All contract charges                           --            28           $  3,273          0.23%          --
2011  Lowest contract charge 0.70% Class B      $109.35            --                 --            --        (8.86)%
      Highest contract charge 1.34% Class B     $108.41            --                 --            --        (9.45)%
      All contract charges                           --            25           $  2,592          0.05%          --
AXA 500 MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $165.27            --                 --            --        (0.14)%
      Highest contract charge 1.34% Class B     $176.28            --                 --            --        (0.98)%
      All contract charges                           --            87           $ 14,632          0.97%          --
2014  Lowest contract charge 0.50% Class B      $165.50            --                 --            --        12.03%
      Highest contract charge 1.34% Class B     $178.03            --                 --            --        11.08%
      All contract charges                           --            76           $ 12,843          0.68%          --
2013  Lowest contract charge 0.70% Class B      $163.76            --                 --            --        30.02%
      Highest contract charge 1.34% Class B     $160.27            --                 --            --        29.18%
      All contract charges                           --            58           $  8,943          0.49%          --
2012  Lowest contract charge 0.70% Class B      $125.95            --                 --            --        14.01%
      Highest contract charge 1.34% Class B     $124.07            --                 --            --        13.27%
      All contract charges                           --            47           $  5,612          0.66%          --
2011  Lowest contract charge 0.70% Class B      $110.47            --                 --            --        (4.42)%
      Highest contract charge 1.34% Class B     $109.53            --                 --            --        (5.03)%
      All contract charges                           --            35           $  3,721          0.64%          --
AXA 2000 MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $144.00            --                 --            --        (5.57)%
      Highest contract charge 1.34% Class B     $162.09            --                 --            --        (6.37)%
      All contract charges                           --            26           $  4,016          0.40%          --
2014  Lowest contract charge 0.50% Class B      $152.50            --                 --            --         3.54%
      Highest contract charge 1.34% Class B     $173.12            --                 --            --         2.66%
      All contract charges                           --            23           $  3,815          0.15%          --
2013  Lowest contract charge 0.70% Class B      $172.30            --                 --            --        36.42%
      Highest contract charge 1.34% Class B     $168.64            --                 --            --        35.55%
      All contract charges                           --            22           $  3,583          0.13%          --
2012  Lowest contract charge 0.70% Class B      $126.30            --                 --            --        14.64%
      Highest contract charge 1.34% Class B     $124.41            --                 --            --        13.90%
      All contract charges                           --            16           $  1,867          0.34%          --
2011  Lowest contract charge 0.70% Class B      $110.17            --                 --            --       (11.18)%
      Highest contract charge 1.34% Class B     $109.23            --                 --            --       (11.75)%
      All contract charges                           --            12           $  1,291          0.03%          --
AXA AGGRESSIVE ALLOCATION
2015  Lowest contract charge 0.50% Class B      $187.23            --                 --            --        (2.25)%
      Highest contract charge 1.45% Class B     $166.47            --                 --            --        (3.18)%
      All contract charges                           --         3,347           $567,396          0.97%          --
2014  Lowest contract charge 0.50% Class B      $191.54            --                 --            --         4.20%
      Highest contract charge 1.45% Class B     $171.94            --                 --            --         3.20%
      All contract charges                           --         3,294           $574,931          1.61%          --
2013  Lowest contract charge 0.50% Class B      $183.82            --                 --            --        25.79%
      Highest contract charge 1.45% Class B     $166.61            --                 --            --        24.61%
      All contract charges                           --         3,201           $539,875          2.58%          --
2012  Lowest contract charge 0.50% Class B      $146.13            --                 --            --        13.60%
      Highest contract charge 1.45% Class B     $133.71            --                 --            --        12.51%
      All contract charges                           --         3,104           $418,515          0.89%          --
2011  Lowest contract charge 0.50% Class B      $128.63            --                 --            --        (7.96)%
      Highest contract charge 1.45% Class B     $118.84            --                 --            --        (8.84)%
      All contract charges                           --         2,983           $357,014          1.34%          --
AXA BALANCED STRATEGY
2015  Lowest contract charge 1.10% Class A      $132.70            --                 --            --        (1.73)%
      Highest contract charge 1.25% Class A     $131.44            --                 --            --        (1.88)%
      All contract charges                           --             1           $    189          1.03%          --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 1.10% Class A       $135.04            --                 --            --        3.25%
      Highest contract charge 1.25% Class A      $133.96            --                 --            --        3.09%
      All contract charges                            --             2           $    253          1.18%         --
2013  Lowest contract charge 1.10% Class A       $130.79            --                 --            --       12.41%
      Highest contract charge 1.25% Class A      $129.94            --                 --            --       12.24%
      All contract charges                            --             2           $    261          2.29%         --
2012  Lowest contract charge 1.10% Class A       $116.35            --                 --            --        7.33%
      Highest contract charge 1.25% Class A      $115.77            --                 --            --        7.17%
      All contract charges                            --             2           $    245          0.89%         --
2011  Lowest contract charge 1.10% Class A       $108.40            --                 --            --       (3.22)%
      Highest contract charge 1.25% Class A      $108.02            --                 --            --       (3.37)%
      All contract charges                            --             5           $    544          1.36%         --
AXA BALANCED STRATEGY
2015  Lowest contract charge 0.50% Class B       $120.58            --                 --            --       (1.13)%
      Highest contract charge 1.45% Class B      $116.43            --                 --            --       (2.09)%
      All contract charges                            --           802           $108,841          1.03%         --
2014  Lowest contract charge 0.50% Class B       $121.96            --                 --            --        3.88%
      Highest contract charge 1.45% Class B(c)   $118.91            --                 --            --        2.88%
      All contract charges                            --           705           $ 98,111          1.18%         --
2013  Lowest contract charge 0.50% Class B       $117.41            --                 --            --       13.09%
      Highest contract charge 1.30% Class B      $138.86            --                 --            --       12.18%
      All contract charges                            --           598           $ 81,315          2.29%         --
2012  Lowest contract charge 0.50% Class B(c)    $103.82            --                 --            --        5.32%
      Highest contract charge 1.30% Class B      $123.78            --                 --            --        7.12%
      All contract charges                            --           421           $ 51,523          0.89%         --
2011  Lowest contract charge 1.25% Class B       $115.70            --                 --            --       (3.61)%
      Highest contract charge 1.30% Class B      $115.55            --                 --            --       (3.66)%
      All contract charges                            --           290           $ 33,585          1.36%         --
AXA CONSERVATIVE ALLOCATION
2015  Lowest contract charge 0.50% Class B       $140.60            --                 --            --       (0.73)%
      Highest contract charge 1.45% Class B      $125.00            --                 --            --       (1.69)%
      All contract charges                            --           912           $113,613          0.81%         --
2014  Lowest contract charge 0.50% Class B       $141.64            --                 --            --        2.10%
      Highest contract charge 1.45% Class B      $127.15            --                 --            --        1.12%
      All contract charges                            --           954           $121,032          0.86%         --
2013  Lowest contract charge 0.50% Class B       $138.73            --                 --            --        3.82%
      Highest contract charge 1.45% Class B      $125.74            --                 --            --        2.83%
      All contract charges                            --           988           $123,006          0.92%         --
2012  Lowest contract charge 0.50% Class B       $133.63            --                 --            --        4.06%
      Highest contract charge 1.45% Class B      $122.28            --                 --            --        3.06%
      All contract charges                            --         1,025           $124,090          0.85%         --
2011  Lowest contract charge 0.50% Class B       $128.42            --                 --            --        1.39%
      Highest contract charge 1.45% Class B      $118.65            --                 --            --        0.42%
      All contract charges                            --           988           $116,023          1.76%         --
AXA CONSERVATIVE GROWTH STRATEGY
2015  Lowest contract charge 0.50% Class B       $116.09            --                 --            --       (0.96)%
      Highest contract charge 1.34% Class B      $112.56            --                 --            --       (1.80)%
      All contract charges                            --           181           $ 22,059          1.01%         --
2014  Lowest contract charge 0.50% Class B       $117.21            --                 --            --        3.29%
      Highest contract charge 1.34% Class B(c)   $114.62            --                 --            --        2.42%
      All contract charges                            --           151           $ 18,926          1.09%         --
2013  Lowest contract charge 0.50% Class B       $113.48            --                 --            --        9.97%
      Highest contract charge 1.30% Class B      $132.18            --                 --            --        9.08%
      All contract charges                            --           118           $ 14,831          1.92%         --
2012  Lowest contract charge 0.50% Class B(c)    $103.19            --                 --            --        4.35%
      Highest contract charge 1.30% Class B      $121.18            --                 --            --        5.81%
      All contract charges                            --            81           $  9,766          0.92%         --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA CONSERVATIVE GROWTH STRATEGY (CONTINUED)
2011  Lowest contract charge 1.25% Class B      $114.67            --                 --            --        (2.62)%
      Highest contract charge 1.30% Class B     $114.53            --                 --            --        (2.67)%
      All contract charges                           --            52           $  5,951          1.39%          --
AXA CONSERVATIVE STRATEGY
2015  Lowest contract charge 0.50% Class B(c)   $107.30            --                 --            --        (0.67)%
      Highest contract charge 1.34% Class B     $104.03            --                 --            --        (1.51)%
      All contract charges                           --            74           $  8,166          0.87%          --
2014  Lowest contract charge 0.70% Class B(c)   $107.44            --                 --            --         1.88%
      Highest contract charge 1.34% Class B     $105.63            --                 --            --         1.24%
      All contract charges                           --            61           $  6,971          0.78%          --
2013  Lowest contract charge 0.90% Class B      $105.11            --                 --            --         3.44%
      Highest contract charge 1.34% Class B     $104.34            --                 --            --         2.98%
      All contract charges                           --            60           $  6,833          1.27%          --
2012  Lowest contract charge 0.90% Class B(c)   $101.61            --                 --            --         2.14%
      Highest contract charge 1.34% Class B     $101.32            --                 --            --         3.13%
      All contract charges                           --            37           $  4,099          1.00%          --
2011  Lowest contract charge 1.25% Class B      $111.12            --                 --            --        (0.54)%
      Highest contract charge 1.30% Class B     $110.98            --                 --            --        (0.59)%
      All contract charges                           --            25           $  2,768          1.90%          --
AXA CONSERVATIVE-PLUS ALLOCATION
2015  Lowest contract charge 0.50% Class B      $151.92            --                 --            --        (1.15)%
      Highest contract charge 1.45% Class B     $135.07            --                 --            --        (2.09)%
      All contract charges                           --         1,489           $202,513          0.83%          --
2014  Lowest contract charge 0.50% Class B      $153.69            --                 --            --         2.64%
      Highest contract charge 1.45% Class B     $137.96            --                 --            --         1.67%
      All contract charges                           --         1,503           $208,413          1.02%          --
2013  Lowest contract charge 0.50% Class B      $149.73            --                 --            --         9.69%
      Highest contract charge 1.45% Class B     $135.70            --                 --            --         8.64%
      All contract charges                           --         1,495           $203,468          1.43%          --
2012  Lowest contract charge 0.50% Class B      $136.50            --                 --            --         6.83%
      Highest contract charge 1.45% Class B     $124.91            --                 --            --         5.81%
      All contract charges                           --         1,444           $180,296          0.84%          --
2011  Lowest contract charge 0.50% Class B      $127.77            --                 --            --        (1.21)%
      Highest contract charge 1.45% Class B     $118.05            --                 --            --        (2.15)%
      All contract charges                           --         1,358           $160,091          1.58%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $290.21            --                 --            --        (2.22)%
      Highest contract charge 1.45% Class B     $291.72            --                 --            --        (3.15)%
      All contract charges                           --         1,629           $363,975          0.88%          --
2014  Lowest contract charge 0.50% Class B      $296.80            --                 --            --         1.18%
      Highest contract charge 1.45% Class B     $301.21            --                 --            --         0.21%
      All contract charges                           --         1,741           $398,475          0.95%          --
2013  Lowest contract charge 0.50% Class B      $293.34            --                 --            --        19.76%
      Highest contract charge 1.45% Class B     $300.57            --                 --            --        18.61%
      All contract charges                           --         1,872           $425,169          0.82%          --
2012  Lowest contract charge 0.50% Class B      $244.94            --                 --            --        16.39%
      Highest contract charge 1.45% Class B     $253.40            --                 --            --        15.28%
      All contract charges                           --         2,004           $382,122          1.42%          --
2011  Lowest contract charge 0.50% Class B      $210.44            --                 --            --       (12.75)%
      Highest contract charge 1.45% Class B     $219.81            --                 --            --       (13.59)%
      All contract charges                           --         2,138           $354,891          1.73%          --
AXA GROWTH STRATEGY
2015  Lowest contract charge 1.10% Class A      $145.70            --                 --            --        (2.06)%
      Highest contract charge 1.25% Class A     $144.31            --                 --            --        (2.22)%
      All contract charges                           --             9           $  1,292          1.14%          --
2014  Lowest contract charge 1.10% Class A      $148.77            --                 --            --         4.45%
      Highest contract charge 1.25% Class A     $147.58            --                 --            --         4.30%
      All contract charges                           --             9           $  1,323          1.35%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA GROWTH STRATEGY (CONTINUED)
2013  Lowest contract charge 1.10% Class A      $142.43            --                 --            --        18.88%
      Highest contract charge 1.25% Class A     $141.50            --                 --            --        18.70%
      All contract charges                           --             9           $  1,288          2.28%          --
2012  Lowest contract charge 1.10% Class A      $119.81            --                 --            --         9.99%
      Highest contract charge 1.25% Class A     $119.21            --                 --            --         9.82%
      All contract charges                           --            11           $  1,267          0.73%          --
2011  Lowest contract charge 1.10% Class A      $108.93            --                 --            --        (5.21)%
      Highest contract charge 1.25% Class A     $108.55            --                 --            --        (5.35)%
      All contract charges                           --            11           $  1,177          1.19%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY(G)
2015  Lowest contract charge 0.40% Class B      $ 87.37            --                 --            --        (4.73)%
      Highest contract charge 1.45% Class B     $139.43            --                 --            --        (5.73)%
      All contract charges                           --         1,380           $159,218          0.06%          --
2014  Lowest contract charge 0.40% Class B(f)   $ 91.71            --                 --            --       (10.62)%
      Highest contract charge 1.45% Class B     $147.91            --                 --            --        (7.60)%
      All contract charges                           --         1,438           $175,794          1.47%          --
2013  Lowest contract charge 0.50% Class B      $130.94            --                 --            --        16.93%
      Highest contract charge 1.45% Class B     $160.07            --                 --            --        15.82%
      All contract charges                           --         1,071           $140,564          0.87%          --
2012  Lowest contract charge 0.50% Class B      $111.98            --                 --            --        15.73%
      Highest contract charge 1.45% Class B     $138.21            --                 --            --        14.62%
      All contract charges                           --         1,125           $127,018          1.47%          --
2011  Lowest contract charge 0.50% Class B      $ 96.76            --                 --            --       (17.35)%
      Highest contract charge 1.45% Class B     $120.58            --                 --            --       (18.13)%
      All contract charges                           --         1,229           $119,909          2.76%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $110.49            --                 --            --        (2.89)%
      Highest contract charge 1.34% Class B     $112.81            --                 --            --        (3.71)%
      All contract charges                           --            77           $  8,446          0.04%          --
2014  Lowest contract charge 0.50% Class B      $113.78            --                 --            --        (6.91)%
      Highest contract charge 1.34% Class B     $117.16            --                 --            --        (7.70)%
      All contract charges                           --            62           $  7,169          0.86%          --
2013  Lowest contract charge 0.70% Class B      $129.69            --                 --            --        20.26%
      Highest contract charge 1.34% Class B     $126.93            --                 --            --        19.49%
      All contract charges                           --            54           $  6,695          0.00%          --
2012  Lowest contract charge 0.70% Class B      $107.84            --                 --            --        15.77%
      Highest contract charge 1.34% Class B     $106.23            --                 --            --        15.03%
      All contract charges                           --            42           $  4,447          0.66%          --
2011  Lowest contract charge 0.70% Class B      $ 93.15            --                 --            --       (16.64)%
      Highest contract charge 1.34% Class B     $ 92.35            --                 --            --       (17.17)%
      All contract charges                           --            34           $  3,102          2.30%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.40% Class B      $115.99            --                 --            --        (3.55)%
      Highest contract charge 1.45% Class B     $135.50            --                 --            --        (4.56)%
      All contract charges                           --         1,434           $180,159          0.10%          --
2014  Lowest contract charge 0.40% Class B      $120.26            --                 --            --        (7.55)%
      Highest contract charge 1.45% Class B     $141.98            --                 --            --        (8.52)%
      All contract charges                           --         1,507           $198,047          1.58%          --
2013  Lowest contract charge 0.40% Class B      $130.08            --                 --            --        18.85%
      Highest contract charge 1.45% Class B     $155.21            --                 --            --        17.60%
      All contract charges                           --         1,611           $231,103          1.13%          --
2012  Lowest contract charge 0.40% Class B(d)   $109.45            --                 --            --         9.20%
      Highest contract charge 1.45% Class B     $131.98            --                 --            --        15.76%
      All contract charges                           --         1,740           $211,658          1.81%          --
2011  Lowest contract charge 0.50% Class B      $ 94.32            --                 --            --       (16.58)%
      Highest contract charge 1.45% Class B     $114.01            --                 --            --       (17.38)%
      All contract charges                           --         1,878           $198,047          1.92%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY(K)
2015  Lowest contract charge 0.50% Class B    $150.54            --                 --            --       (0.13)%
      Highest contract charge 1.45% Class B   $136.72            --                 --            --       (1.08)%
      All contract charges                         --           210           $ 29,443          0.92%         --
2014  Lowest contract charge 0.50% Class B    $150.74            --                 --            --       11.07%
      Highest contract charge 1.45% Class B   $138.21            --                 --            --       10.00%
      All contract charges                         --           226           $ 31,988          1.19%         --
2013  Lowest contract charge 0.70% Class B    $140.10            --                 --            --       30.63%
      Highest contract charge 1.45% Class B   $125.65            --                 --            --       29.66%
      All contract charges                         --           127           $ 16,453          0.50%         --
2012  Lowest contract charge 0.50% Class B    $103.69            --                 --            --       14.41%
      Highest contract charge 1.45% Class B   $ 96.91            --                 --            --       13.32%
      All contract charges                         --           136           $ 13,441          1.09%         --
2011  Lowest contract charge 0.50% Class B    $ 90.63            --                 --            --       (4.71)%
      Highest contract charge 1.45% Class B   $ 85.52            --                 --            --       (5.63)%
      All contract charges                         --           157           $ 13,764          1.03%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY(L)
2015  Lowest contract charge 0.50% Class B    $109.05            --                 --            --        3.51%
      Highest contract charge 1.45% Class B   $159.28            --                 --            --        2.52%
      All contract charges                         --         2,799           $652,035          0.28%         --
2014  Lowest contract charge 0.50% Class B    $105.35            --                 --            --       10.53%
      Highest contract charge 1.45% Class B   $155.36            --                 --            --        9.48%
      All contract charges                         --         2,986           $677,417          0.26%         --
2013  Lowest contract charge 0.50% Class B    $ 95.31            --                 --            --       34.71%
      Highest contract charge 1.45% Class B   $141.91            --                 --            --       33.42%
      All contract charges                         --         1,355           $283,323          0.17%         --
2012  Lowest contract charge 0.50% Class B    $ 70.75            --                 --            --       13.16%
      Highest contract charge 1.45% Class B   $106.36            --                 --            --       12.09%
      All contract charges                         --         1,473           $230,620          0.57%         --
2011  Lowest contract charge 0.50% Class B    $ 62.52            --                 --            --       (4.14)%
      Highest contract charge 1.45% Class B   $ 94.89            --                 --            --       (5.05)%
      All contract charges                         --         1,612           $225,271          0.40%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY(H)
2015  Lowest contract charge 0.70% Class A    $163.67            --                 --            --       (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --                 --            --       (5.41)%
      All contract charges                         --         4,848           $714,601          1.57%         --
2014  Lowest contract charge 0.70% Class A    $171.72            --                 --            --       11.44%
      Highest contract charge 1.45% Class A   $163.49            --                 --            --       10.60%
      All contract charges                         --         5,193           $808,406          1.37%         --
2013  Lowest contract charge 0.70% Class A    $154.09            --                 --            --       31.54%
      Highest contract charge 1.45% Class A   $147.82            --                 --            --       30.55%
      All contract charges                         --         5,346           $751,645          1.05%         --
2012  Lowest contract charge 0.50% Class A    $129.69            --                 --            --       15.28%
      Highest contract charge 1.45% Class A   $113.23            --                 --            --       14.18%
      All contract charges                         --         5,838           $627,943          1.55%         --
2011  Lowest contract charge 0.50% Class A    $112.50            --                 --            --       (5.28)%
      Highest contract charge 1.45% Class A   $ 99.17            --                 --            --       (6.18)%
      All contract charges                         --         6,453           $607,136          1.30%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY(H)
2015  Lowest contract charge 0.40% Class B    $145.41            --                 --            --       (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --                 --            --       (5.25)%
      All contract charges                         --           619           $ 92,983          1.57%         --
2014  Lowest contract charge 0.40% Class B    $152.11            --                 --            --       11.78%
      Highest contract charge 1.30% Class B   $112.66            --                 --            --       10.79%
      All contract charges                         --           682           $108,045          1.37%         --
2013  Lowest contract charge 0.40% Class B    $136.08            --                 --            --       31.95%
      Highest contract charge 1.30% Class B   $101.69            --                 --            --       30.77%
      All contract charges                         --           653           $ 93,695          1.05%         --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                       ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY(H) (CONTINUED)
2012      Lowest contract charge 0.40% Class B(d)       $103.13            --                  --           --         3.04%
          Highest contract charge 1.30% Class B         $ 77.76            --                  --           --        14.37%
          All contract charges                               --           729          $   79,920         1.55%          --
2011      Lowest contract charge 0.50% Class B          $111.04            --                  --           --        (5.55)%
          Highest contract charge 1.30% Class B         $ 67.99            --                  --           --        (6.30)%
          All contract charges                               --           852          $   81,786         1.30%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2015      Lowest contract charge 0.50% Class B          $265.50            --                  --           --        (4.02)%
          Highest contract charge 1.45% Class B         $182.41            --                  --           --        (4.94)%
          All contract charges                               --         2,042          $  467,179         0.75%          --
2014      Lowest contract charge 0.50% Class B          $276.62            --                  --           --        10.32%
          Highest contract charge 1.45% Class B         $191.89            --                  --           --         9.26%
          All contract charges                               --         2,184          $  524,830         0.58%          --
2013      Lowest contract charge 0.50% Class B          $250.75            --                  --           --        32.41%
          Highest contract charge 1.45% Class B         $175.62            --                  --           --        31.15%
          All contract charges                               --         2,362          $  518,799         0.51%          --
2012      Lowest contract charge 0.50% Class B          $189.37            --                  --           --        18.03%
          Highest contract charge 1.45% Class B         $133.91            --                  --           --        16.90%
          All contract charges                               --         2,547          $  426,205         1.21%          --
2011      Lowest contract charge 0.50% Class B          $160.44            --                  --           --        (9.88)%
          Highest contract charge 1.45% Class B         $114.55            --                  --           --       (10.74)%
          All contract charges                               --         2,799          $  399,994         0.84%          --
AXA MODERATE ALLOCATION
2015      Lowest contract charge 0.70% Class A          $201.82            --                  --           --        (1.58)%
          Highest contract charge 1.45% Class A         $154.60            --                  --           --        (2.32)%
          All contract charges                               --        12,791          $1,164,680         0.82%          --
2014      Lowest contract charge 0.70% Class A          $205.05            --                  --           --         2.31%
          Highest contract charge 1.45% Class A         $158.27            --                  --           --         1.53%
          All contract charges                               --        13,795          $1,271,667         1.09%          --
2013      Lowest contract charge 0.70% Class A          $200.42            --                  --           --        12.32%
          Highest contract charge 1.45% Class A         $155.88            --                  --           --        11.48%
          All contract charges                               --        14,831          $1,331,767         1.61%          --
2012      Lowest contract charge 0.50% Class A          $111.06            --                  --           --         8.26%
          Highest contract charge 1.45% Class A         $139.83            --                  --           --         7.22%
          All contract charges                               --        16,009          $1,275,105         0.78%          --
2011      Lowest contract charge 0.50% Class A          $102.59            --                  --           --        (2.64)%
          Highest contract charge 1.45% Class A         $130.42            --                  --           --        (3.56)%
          All contract charges                               --        17,152          $1,263,112         1.69%          --
AXA MODERATE ALLOCATION
2015      Lowest contract charge 0.40% Class B          $116.89            --                  --           --        (1.28)%
          Highest contract charge 1.30% Class B         $115.98            --                  --           --        (2.16)%
          All contract charges                               --         3,011          $  443,187         0.82%          --
2014      Lowest contract charge 0.40% Class B          $118.40            --                  --           --         2.62%
          Highest contract charge 1.30% Class B         $118.54            --                  --           --         1.71%
          All contract charges                               --         2,887          $  432,074         1.09%          --
2013      Lowest contract charge 0.40% Class B          $115.38            --                  --           --        12.65%
          Highest contract charge 1.30% Class B         $116.55            --                  --           --        11.66%
          All contract charges                               --         2,631          $  385,285         1.61%          --
2012      Lowest contract charge 0.40% Class B(d)       $102.42            --                  --           --         2.26%
          Highest contract charge 1.30% Class B         $104.38            --                  --           --         7.40%
          All contract charges                               --         2,366          $  307,939         0.78%          --
2011      Lowest contract charge 0.50% Class B          $118.42            --                  --           --        (2.88)%
          Highest contract charge 1.30% Class B         $ 97.19            --                  --           --        (3.65)%
          All contract charges                               --         2,171          $  261,855         1.69%          --
AXA MODERATE GROWTH STRATEGY
2015      Lowest contract charge 0.50% Class B          $125.27            --                  --           --        (1.28)%
          Highest contract charge 1.45% Class B         $120.97            --                  --           --        (2.23)%
          All contract charges                               --           304          $   37,073         1.26%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2014  Lowest contract charge 0.50% Class B       $126.90            --                  --           --        4.48%
      Highest contract charge 1.45% Class B      $123.73            --                  --           --        3.49%
      All contract charges                            --           204          $   25,397         1.56%         --
2013  Lowest contract charge 0.50% Class B       $121.46            --                  --           --       16.30%
      Highest contract charge 1.45% Class B      $119.56            --                  --           --       15.19%
      All contract charges                            --           103          $   12,401         3.60%         --
2012  Lowest contract charge 0.50% Class B(c)    $104.44            --                  --           --        6.29%
      Highest contract charge 1.45% Class B(c)   $103.79            --                  --           --        5.70%
      All contract charges                            --            24          $    2,581         1.62%         --
AXA MODERATE-PLUS ALLOCATION
2015  Lowest contract charge 0.50% Class B       $178.48            --                  --           --       (1.78)%
      Highest contract charge 1.45% Class B      $158.68            --                  --           --       (2.72)%
      All contract charges                            --         6,504          $1,044,145         0.90%         --
2014  Lowest contract charge 0.50% Class B       $181.72            --                  --           --        3.25%
      Highest contract charge 1.45% Class B      $163.12            --                  --           --        2.26%
      All contract charges                            --         6,570          $1,080,414         1.32%         --
2013  Lowest contract charge 0.50% Class B       $176.00            --                  --           --       19.19%
      Highest contract charge 1.45% Class B      $159.51            --                  --           --       18.05%
      All contract charges                            --         6,592          $1,057,036         2.15%         --
2012  Lowest contract charge 0.50% Class B       $147.66            --                  --           --       10.96%
      Highest contract charge 1.45% Class B      $135.12            --                  --           --        9.91%
      All contract charges                            --         6,573          $  890,720         0.81%         --
2011  Lowest contract charge 0.50% Class B       $133.07            --                  --           --       (5.43)%
      Highest contract charge 1.45% Class B      $122.94            --                  --           --       (6.34)%
      All contract charges                            --         6,568          $  807,708         1.45%         --
AXA SMARTBETA EQUITY
2015  Lowest contract charge 0.90% Class B(o)    $ 95.76            --                  --           --       (2.94)%
      Highest contract charge 1.25% Class B(o)   $ 95.54            --                  --           --       (3.15)%
      All contract charges                            --            --          $       74         3.31%         --
AXA/AB DYNAMIC MODERATE GROWTH
2015  Lowest contract charge 0.50% Class B       $123.65            --                  --           --       (1.11)%
      Highest contract charge 1.34% Class B      $119.89            --                  --           --       (1.95)%
      All contract charges                            --           120          $   14,425         0.80%         --
2014  Lowest contract charge 0.50% Class B(c)    $125.04            --                  --           --        4.25%
      Highest contract charge 1.34% Class B      $122.27            --                  --           --        3.37%
      All contract charges                            --            95          $   11,621         1.09%         --
2013  Lowest contract charge 0.70% Class B       $119.54            --                  --           --       15.35%
      Highest contract charge 1.34% Class B      $118.28            --                  --           --       14.61%
      All contract charges                            --            46          $    5,435         0.42%         --
2012  Lowest contract charge 0.70% Class B(c)    $103.63            --                  --           --        6.00%
      Highest contract charge 1.34% Class B(c)   $103.20            --                  --           --        5.62%
      All contract charges                            --            13          $    1,420         0.72%         --
AXA/AB SMALL CAP GROWTH
2015  Lowest contract charge 0.70% Class A       $272.48            --                  --           --       (3.59)%
      Highest contract charge 1.45% Class A      $223.69            --                  --           --       (4.32)%
      All contract charges                            --           887          $  276,150         0.05%         --
2014  Lowest contract charge 0.70% Class A       $282.62            --                  --           --        2.85%
      Highest contract charge 1.45% Class A      $233.78            --                  --           --        2.07%
      All contract charges                            --           955          $  310,247         0.06%         --
2013  Lowest contract charge 0.70% Class A       $274.79            --                  --           --       37.20%
      Highest contract charge 1.45% Class A      $229.03            --                  --           --       36.17%
      All contract charges                            --         1,032          $  327,707         0.05%         --
2012  Lowest contract charge 0.50% Class A       $136.80            --                  --           --       15.01%
      Highest contract charge 1.45% Class A      $168.20            --                  --           --       13.91%
      All contract charges                            --         1,112          $  259,067         0.21%         --
2011  Lowest contract charge 0.50% Class A       $118.95            --                  --           --       (0.89)%
      Highest contract charge 1.45% Class A      $147.66            --                  --           --       (1.84)%
      All contract charges                            --         1,220          $  249,306         0.00%         --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/AB SMALL CAP GROWTH
2015     Lowest contract charge 0.50% Class B          $179.11           --                  --            --        (3.39)%
         Highest contract charge 1.30% Class B         $171.87           --                  --            --        (4.16)%
         All contract charges                               --          250             $55,409          0.05%          --
2014     Lowest contract charge 0.50% Class B          $185.40           --                  --            --         3.06%
         Highest contract charge 1.30% Class B         $179.33           --                  --            --         2.25%
         All contract charges                               --          248             $58,063          0.06%          --
2013     Lowest contract charge 0.50% Class B          $179.90           --                  --            --        37.49%
         Highest contract charge 1.30% Class B         $175.39           --                  --            --        36.39%
         All contract charges                               --          250             $58,082          0.05%          --
2012     Lowest contract charge 0.50% Class B          $130.85           --                  --            --        15.00%
         Highest contract charge 1.30% Class B         $128.59           --                  --            --        14.10%
         All contract charges                               --          248             $42,946          0.21%          --
2011     Lowest contract charge 0.50% Class B          $113.78           --                  --            --        (1.14)%
         Highest contract charge 1.30% Class B         $112.70           --                  --            --        (1.92)%
         All contract charges                               --          255             $39,148          0.00%          --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
2015     Lowest contract charge 0.50% Class B(o)       $ 97.98           --                  --            --        (2.28)%
         Highest contract charge 1.25% Class B(o)      $ 97.51           --                  --            --        (2.72)%
         All contract charges                               --            7             $   678          3.46%          --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2015     Lowest contract charge 0.40% Class B          $119.06           --                  --            --        (3.42)%
         Highest contract charge 1.45% Class B         $121.39           --                  --            --        (4.44)%
         All contract charges                               --          710             $87,422          2.32%          --
2014     Lowest contract charge 0.40% Class B          $123.27           --                  --            --         5.77%
         Highest contract charge 1.45% Class B         $127.03           --                  --            --         4.65%
         All contract charges                               --          722             $92,522          2.38%          --
2013     Lowest contract charge 0.40% Class B          $116.54           --                  --            --        14.12%
         Highest contract charge 1.45% Class B         $121.38           --                  --            --        12.92%
         All contract charges                               --          664             $81,308          2.40%          --
2012     Lowest contract charge 0.40% Class B(d)       $102.12           --                  --            --         2.16%
         Highest contract charge 1.45% Class B         $107.49           --                  --            --         9.61%
         All contract charges                               --          669             $72,627          3.08%          --
2011     Lowest contract charge 0.50% Class B          $103.19           --                  --            --        (0.42)%
         Highest contract charge 1.45% Class B         $ 98.07           --                  --            --        (1.37)%
         All contract charges                               --          717             $70,812          3.23%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B          $138.59           --                  --            --        (7.01)%
         Highest contract charge 1.45% Class B         $126.74           --                  --            --        (7.89)%
         All contract charges                               --          127             $16,276          0.23%          --
2014     Lowest contract charge 0.50% Class B          $149.03           --                  --            --         1.62%
         Highest contract charge 1.45% Class B         $137.60           --                  --            --         0.64%
         All contract charges                               --          137             $18,940          0.02%          --
2013     Lowest contract charge 0.50% Class B          $146.66           --                  --            --        36.00%
         Highest contract charge 1.45% Class B         $136.72           --                  --            --        34.70%
         All contract charges                               --          144             $19,941          0.11%          --
2012     Lowest contract charge 0.50% Class B          $107.84           --                  --            --        16.24%
         Highest contract charge 1.45% Class B         $101.50           --                  --            --        15.13%
         All contract charges                               --          148             $15,132          0.72%          --
2011     Lowest contract charge 0.50% Class B          $ 92.77           --                  --            --       (10.03)%
         Highest contract charge 1.45% Class B         $ 88.16           --                  --            --       (10.89)%
         All contract charges                               --          156             $13,851          0.14%          --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B          $113.98           --                  --            --        (3.28)%
         Highest contract charge 1.34% Class B         $105.94           --                  --            --        (4.10)%
         All contract charges                               --          646             $69,206          1.24%          --
2014     Lowest contract charge 0.50% Class B          $117.85           --                  --            --         4.94%
         Highest contract charge 1.34% Class B         $110.47           --                  --            --         4.06%
         All contract charges                               --          646             $72,011          1.75%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE        (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ----------   ----------------- ----------------- ------------- --------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY (CONTINUED)
2013     Lowest contract charge 0.50% Class B         $112.30             --                  --            --        22.68%
         Highest contract charge 1.34% Class B        $106.16             --                  --            --        21.63%
         All contract charges                              --            599             $64,174          1.18%          --
2012     Lowest contract charge 0.50% Class B         $ 91.54             --                  --            --        14.14%
         Highest contract charge 1.34% Class B        $ 87.28             --                  --            --        13.19%
         All contract charges                              --            589             $51,679          1.81%          --
2011     Lowest contract charge 0.50% Class B         $ 80.20             --                  --            --        (4.92)%
         Highest contract charge 1.34% Class B        $ 77.11             --                  --            --        (5.72)%
         All contract charges                              --            598             $46,424          1.83%          --
AXA/HORIZON SMALL CAP VALUE
2015     Lowest contract charge 0.50% Class B(o)      $ 87.72             --                  --            --       (11.70)%
         Highest contract charge 1.20% Class B(o)     $ 87.33             --                  --            --       (12.07)%
         All contract charges                              --              1             $    76          0.81%          --
AXA/LOOMIS SAYLES GROWTH
2015     Lowest contract charge 0.40% Class B         $151.19             --                  --            --        11.08%
         Highest contract charge 1.45% Class B        $204.55             --                  --            --         9.91%
         All contract charges                              --            223             $45,979          0.12%          --
2014     Lowest contract charge 0.40% Class B         $136.11             --                  --            --         7.39%
         Highest contract charge 1.45% Class B        $186.11             --                  --            --         6.26%
         All contract charges                              --            223             $42,010          0.11%          --
2013     Lowest contract charge 0.40% Class B         $126.74             --                  --            --        26.75%
         Highest contract charge 1.45% Class B        $175.15             --                  --            --        25.43%
         All contract charges                              --            255             $44,612          0.81%          --
2012     Lowest contract charge 0.40% Class B(d)      $ 99.99             --                  --            --        (0.22)%
         Highest contract charge 1.45% Class B        $139.64             --                  --            --        10.94%
         All contract charges                              --            277             $38,861          0.84%          --
2011     Lowest contract charge 0.70% Class B         $132.95             --                  --            --         2.16%
         Highest contract charge 1.45% Class B        $125.87             --                  --            --         1.39%
         All contract charges                              --            295             $37,352          0.50%          --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B         $136.64             --                  --            --        (2.87)%
         Highest contract charge 1.45% Class B        $124.96             --                  --            --        (3.80)%
         All contract charges                              --            203             $25,859          1.81%          --
2014     Lowest contract charge 0.50% Class B         $140.68             --                  --            --         9.16%
         Highest contract charge 1.45% Class B        $129.89             --                  --            --         8.11%
         All contract charges                              --            225             $29,735          1.75%          --
2013     Lowest contract charge 0.50% Class B         $128.88             --                  --            --        28.62%
         Highest contract charge 1.45% Class B        $120.15             --                  --            --        27.40%
         All contract charges                              --            251             $30,649          0.70%          --
2012     Lowest contract charge 0.50% Class B         $100.20             --                  --            --        13.63%
         Highest contract charge 1.45% Class B        $ 94.31             --                  --            --        12.54%
         All contract charges                              --            277             $26,266          1.35%          --
2011     Lowest contract charge 0.50% Class B         $ 88.18             --                  --            --        (4.93)%
         Highest contract charge 1.45% Class B        $ 83.80             --                  --            --        (5.83)%
         All contract charges                              --            308             $25,979          0.90%          --
AXA/PACIFIC GLOBAL SMALL CAP VALUE
2015     Lowest contract charge 0.50% Class B(o)      $ 80.96             --                  --            --       (17.53)%
         Highest contract charge 1.25% Class B(o)     $ 80.57             --                  --            --       (17.91)%
         All contract charges                              --              1             $   121          0.22%          --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B         $119.61             --                  --            --        (3.12)%
         Highest contract charge 1.45% Class B        $109.38             --                  --            --        (4.05)%
         All contract charges                              --            399             $44,162          0.00%          --
2014     Lowest contract charge 0.50% Class B         $123.46             --                  --            --         0.59%
         Highest contract charge 1.45% Class B        $114.00             --                  --            --        (0.37)%
         All contract charges                              --            405             $46,619          1.40%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                                   YEARS ENDED DECEMBER 31,
                                                            ------------------------------------------------------------
                                                                       UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT
                                                            UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO*
                                                            ---------- ----------------- ----------------- -------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
2013        Lowest contract charge 0.50% Class B             $122.73           --                  --            --
            Highest contract charge 1.45% Class B            $114.42           --                  --            --
            All contract charges                                  --          394             $45,428          0.82%
2012        Lowest contract charge 0.50% Class B             $ 97.17           --                  --            --
            Highest contract charge 1.45% Class B            $ 91.46           --                  --            --
            All contract charges                                  --          379             $34,837          1.35%
2011        Lowest contract charge 0.50% Class B             $ 81.83           --                  --            --
            Highest contract charge 1.45% Class B            $ 77.77           --                  --            --
            All contract charges                                  --          375             $29,358          1.82%
CHARTER/SM/ INTERNATIONAL MODERATE
2015        Lowest contract charge 0.50% Class B(o)          $ 91.98           --                  --            --
            Highest contract charge 1.20% Class B(o)         $ 91.57           --                  --            --
            All contract charges                                  --           --             $    23          3.08%
CHARTER/SM/ MULTI-SECTOR BOND
2015        Lowest contract charge 0.70% Class A             $117.49           --                  --            --
            Highest contract charge 1.45% Class A            $ 95.73           --                  --            --
            All contract charges                                  --          401             $65,307          1.52%
2014        Lowest contract charge 0.70% Class A             $119.08           --                  --            --
            Highest contract charge 1.45% Class A            $ 97.76           --                  --            --
            All contract charges                                  --          433             $72,235          2.48%
2013        Lowest contract charge 0.70% Class A             $117.13           --                  --            --
            Highest contract charge 1.45% Class A            $ 96.89           --                  --            --
            All contract charges                                  --          476             $78,335          3.40%
2012        Lowest contract charge 0.50% Class A             $102.94           --                  --            --
            Highest contract charge 1.45% Class A            $ 99.32           --                  --            --
            All contract charges                                  --          520             $87,757          2.29%
2011        Lowest contract charge 0.50% Class A             $ 98.22           --                  --            --
            Highest contract charge 1.45% Class A            $ 95.68           --                  --            --
            All contract charges                                  --          546             $88,897          3.96%
CHARTER/SM/ MULTI-SECTOR BOND
2015        Lowest contract charge 0.50% Class B             $132.49           --                  --            --
            Highest contract charge 1.30% Class B            $ 93.86           --                  --            --
            All contract charges                                  --          256             $26,346          1.52%
2014        Lowest contract charge 0.50% Class B             $134.01           --                  --            --
            Highest contract charge 1.30% Class B            $ 95.70           --                  --            --
            All contract charges                                  --          262             $27,445          2.48%
2013        Lowest contract charge 0.50% Class B             $131.54           --                  --            --
            Highest contract charge 1.30% Class B            $ 94.68           --                  --            --
            All contract charges                                  --          275             $28,502          3.40%
2012        Lowest contract charge 0.50% Class B             $133.36           --                  --            --
            Highest contract charge 1.30% Class B            $ 96.76           --                  --            --
            All contract charges                                  --          300             $31,613          2.29%
2011        Lowest contract charge 0.50% Class B             $127.26           --                  --            --
            Highest contract charge 1.30% Class B            $ 93.07           --                  --            --
            All contract charges                                  --          289             $29,574          3.96%
CHARTER/SM/ REAL ASSETS
2015        Lowest contract charge 1.20% Class B(o)          $ 86.47           --                  --            --
            Highest contract charge 1.25% Class B(o)         $ 86.44           --                  --            --
            All contract charges                                  --           --             $    13          2.81%
CHARTER/SM/ SMALL CAP GROWTH
2015        Lowest contract charge 0.50% Class B             $168.45           --                  --            --
            Highest contract charge 1.45% Class B            $151.25           --                  --            --
            All contract charges                                  --          265             $40,398          0.26%
2014        Lowest contract charge 0.70% Class B             $176.51           --                  --            --
            Highest contract charge 1.45% Class B            $163.35           --                  --            --
            All contract charges                                  --          288             $47,082          0.00%

                                                --------
                                                 TOTAL
                                                RETURN**
                                                --------

Lowest contract charge 0.50% Class B              26.30%
Highest contract charge 1.45% Class B             25.10%
All contract charges                                 --
Lowest contract charge 0.50% Class B              18.75%
Highest contract charge 1.45% Class B             17.60%
All contract charges                                 --
Lowest contract charge 0.50% Class B              (8.76)%
Highest contract charge 1.45% Class B             (9.62)%
All contract charges                                 --

Lowest contract charge 0.50% Class B(o)           (6.45)%
Highest contract charge 1.20% Class B(o)          (6.85)%
All contract charges                                 --

Lowest contract charge 0.70% Class A              (1.34)%
Highest contract charge 1.45% Class A             (2.08)%
All contract charges                                 --
Lowest contract charge 0.70% Class A               1.66%
Highest contract charge 1.45% Class A              0.90%
All contract charges                                 --
Lowest contract charge 0.70% Class A              (1.70)%
Highest contract charge 1.45% Class A             (2.45)%
All contract charges                                 --
Lowest contract charge 0.50% Class A               4.81%
Highest contract charge 1.45% Class A              3.80%
All contract charges                                 --
Lowest contract charge 0.50% Class A               4.80%
Highest contract charge 1.45% Class A              3.81%
All contract charges                                 --

Lowest contract charge 0.50% Class B              (1.13)%
Highest contract charge 1.30% Class B             (1.92)%
All contract charges                                 --
Lowest contract charge 0.50% Class B               1.88%
Highest contract charge 1.30% Class B              1.08%
All contract charges                                 --
Lowest contract charge 0.50% Class B              (1.36)%
Highest contract charge 1.30% Class B             (2.15)%
All contract charges                                 --
Lowest contract charge 0.50% Class B               4.79%
Highest contract charge 1.30% Class B              3.96%
All contract charges                                 --
Lowest contract charge 0.50% Class B               4.55%
Highest contract charge 1.30% Class B              3.72%
All contract charges                                 --

Lowest contract charge 1.20% Class B(o)          (12.49)%
Highest contract charge 1.25% Class B(o)         (12.52)%
All contract charges                                 --

Lowest contract charge 0.50% Class B              (6.52)%
Highest contract charge 1.45% Class B             (7.41)%
All contract charges                                 --
Lowest contract charge 0.70% Class B              (3.29)%
Highest contract charge 1.45% Class B             (4.02)%
All contract charges                                 --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
CHARTER/SM/ SMALL CAP GROWTH (CONTINUED)
2013  Lowest contract charge 0.50% Class B    $185.94            --                 --            --        47.03%
      Highest contract charge 1.45% Class B   $170.19            --                 --            --        45.64%
      All contract charges                         --           340           $ 57,990          0.00%          --
2012  Lowest contract charge 0.50% Class B    $126.46            --                 --            --        10.81%
      Highest contract charge 1.45% Class B   $116.86            --                 --            --         9.76%
      All contract charges                         --           327           $ 38,523          0.00%          --
2011  Lowest contract charge 0.50% Class B    $114.12            --                 --            --       (16.10)%
      Highest contract charge 1.45% Class B   $106.47            --                 --            --       (16.90)%
      All contract charges                         --           365           $ 39,106          0.00%          --
CHARTER/SM /SMALL CAP VALUE
2015  Lowest contract charge 0.50% Class B    $219.62            --                 --            --       (13.57)%
      Highest contract charge 1.45% Class B   $156.45            --                 --            --       (14.40)%
      All contract charges                         --           504           $101,765          0.51%          --
2014  Lowest contract charge 0.50% Class B    $254.09            --                 --            --        (5.58)%
      Highest contract charge 1.45% Class B   $182.76            --                 --            --        (6.48)%
      All contract charges                         --           537           $126,327          0.16%          --
2013  Lowest contract charge 0.50% Class B    $269.12            --                 --            --        42.01%
      Highest contract charge 1.45% Class B   $195.43            --                 --            --        40.65%
      All contract charges                         --           592           $148,120          0.55%          --
2012  Lowest contract charge 0.50% Class B    $189.51            --                 --            --        16.19%
      Highest contract charge 1.45% Class B   $138.95            --                 --            --        15.08%
      All contract charges                         --           629           $112,152          0.58%          --
2011  Lowest contract charge 0.50% Class B    $163.11            --                 --            --        (9.47)%
      Highest contract charge 1.45% Class B   $120.74            --                 --            --       (10.34)%
      All contract charges                         --           696           $107,551          0.07%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2015  Lowest contract charge 0.50% Class B    $220.27            --                 --            --        (6.62)%
      Highest contract charge 1.45% Class B   $236.23            --                 --            --        (7.51)%
      All contract charges                         --         2,398           $648,716          1.31%          --
2014  Lowest contract charge 0.50% Class B    $235.89            --                 --            --         9.16%
      Highest contract charge 1.45% Class B   $255.41            --                 --            --         8.11%
      All contract charges                         --         2,356           $693,101          1.09%          --
2013  Lowest contract charge 0.50% Class B    $216.10            --                 --            --        37.04%
      Highest contract charge 1.45% Class B   $236.25            --                 --            --        35.74%
      All contract charges                         --         2,291           $629,177          1.65%          --
2012  Lowest contract charge 0.50% Class B    $157.69            --                 --            --        13.06%
      Highest contract charge 1.45% Class B   $174.05            --                 --            --        11.99%
      All contract charges                         --         2,239           $456,812          1.59%          --
2011  Lowest contract charge 0.50% Class B    $139.47            --                 --            --        (3.59)%
      Highest contract charge 1.45% Class B   $155.42            --                 --            --        (4.51)%
      All contract charges                         --         2,193           $402,728          1.27%          --
EQ/BOSTON ADVISORS EQUITY INCOME
2015  Lowest contract charge 0.50% Class B    $186.71            --                 --            --        (2.19)%
      Highest contract charge 1.45% Class B   $167.65            --                 --            --        (3.13)%
      All contract charges                         --           604           $102,239          1.58%          --
2014  Lowest contract charge 0.50% Class B    $190.90            --                 --            --         8.13%
      Highest contract charge 1.45% Class B   $173.06            --                 --            --         7.09%
      All contract charges                         --           630           $109,337          1.56%          --
2013  Lowest contract charge 0.50% Class B    $176.55            --                 --            --        31.10%
      Highest contract charge 1.45% Class B   $161.60            --                 --            --        29.85%
      All contract charges                         --           649           $105,279          2.16%          --
2012  Lowest contract charge 0.50% Class B    $134.67            --                 --            --        17.15%
      Highest contract charge 1.45% Class B   $124.45            --                 --            --        16.02%
      All contract charges                         --           564           $ 70,741          2.09%          --
2011  Lowest contract charge 0.50% Class B    $114.96            --                 --            --        (0.90)%
      Highest contract charge 1.45% Class B   $107.27            --                 --            --        (1.84)%
      All contract charges                         --           516           $ 55,550          1.86%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/CALVERT SOCIALLY RESPONSIBLE
2015  Lowest contract charge 0.00% Class B(p)   $162.21            --                  --           --       (4.35)%
      Highest contract charge 1.45% Class B     $165.49            --                  --           --       (0.98)%
      All contract charges                           --           329          $   43,199         1.02%         --
2014  Lowest contract charge 0.40% Class B      $153.55            --                  --           --       13.15%
      Highest contract charge 1.45% Class B     $167.13            --                  --           --       11.96%
      All contract charges                           --           326          $   43,049         0.82%         --
2013  Lowest contract charge 0.40% Class B      $135.70            --                  --           --       33.80%
      Highest contract charge 1.45% Class B     $149.27            --                  --           --       32.38%
      All contract charges                           --           312          $   36,819         0.79%         --
2012  Lowest contract charge 0.40% Class B(d)   $101.42            --                  --           --        1.04%
      Highest contract charge 1.45% Class B     $112.76            --                  --           --       15.05%
      All contract charges                           --           301          $   26,789         1.00%         --
2011  Lowest contract charge 0.50% Class B      $ 75.24            --                  --           --       (0.24)%
      Highest contract charge 1.35% Class B     $ 76.58            --                  --           --       (1.07)%
      All contract charges                           --           304          $   23,549         0.38%         --
EQ/CAPITAL GUARDIAN RESEARCH
2015  Lowest contract charge 0.70% Class B      $219.27            --                  --           --        1.20%
      Highest contract charge 1.45% Class B     $193.68            --                  --           --        0.43%
      All contract charges                           --         1,011          $  193,583         0.57%         --
2014  Lowest contract charge 0.70% Class B      $216.67            --                  --           --        9.74%
      Highest contract charge 1.45% Class B     $192.85            --                  --           --        8.91%
      All contract charges                           --         1,058          $  203,147         0.70%         --
2013  Lowest contract charge 0.70% Class B      $197.44            --                  --           --       30.84%
      Highest contract charge 1.45% Class B     $177.07            --                  --           --       29.85%
      All contract charges                           --         1,151          $  203,683         1.45%         --
2012  Lowest contract charge 0.70% Class B      $150.90            --                  --           --       16.59%
      Highest contract charge 1.45% Class B     $136.36            --                  --           --       15.71%
      All contract charges                           --         1,220          $  166,755         0.91%         --
2011  Lowest contract charge 0.70% Class B      $129.43            --                  --           --        3.27%
      Highest contract charge 1.45% Class B     $117.85            --                  --           --        2.50%
      All contract charges                           --         1,313          $  155,656         0.71%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.70% Class A      $225.87            --                  --           --       (0.76)%
      Highest contract charge 1.45% Class A     $155.18            --                  --           --       (1.50)%
      All contract charges                           --         4,237          $2,036,713         1.35%         --
2014  Lowest contract charge 0.70% Class A      $227.59            --                  --           --       11.27%
      Highest contract charge 1.45% Class A     $157.55            --                  --           --       10.43%
      All contract charges                           --         4,600          $2,238,543         1.22%         --
2013  Lowest contract charge 0.70% Class A      $204.53            --                  --           --       31.54%
      Highest contract charge 1.45% Class A     $142.67            --                  --           --       30.55%
      All contract charges                           --         5,042          $2,214,801         1.28%         --
2012  Lowest contract charge 0.50% Class A      $102.86            --                  --           --       15.02%
      Highest contract charge 1.45% Class A     $109.28            --                  --           --       13.92%
      All contract charges                           --         5,579          $1,869,594         1.54%         --
2011  Lowest contract charge 0.50% Class A      $ 89.43            --                  --           --        0.28%
      Highest contract charge 1.45% Class A     $ 95.93            --                  --           --       (0.68)%
      All contract charges                           --         6,234          $1,826,842         1.45%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.40% Class B      $149.47            --                  --           --       (0.46)%
      Highest contract charge 1.30% Class B     $137.96            --                  --           --       (1.34)%
      All contract charges                           --           870          $  130,043         1.35%         --
2014  Lowest contract charge 0.40% Class B      $150.16            --                  --           --       11.61%
      Highest contract charge 1.30% Class B     $139.83            --                  --           --       10.61%
      All contract charges                           --           888          $  134,632         1.22%         --
2013  Lowest contract charge 0.40% Class B      $134.54            --                  --           --       31.94%
      Highest contract charge 1.30% Class B     $126.42            --                  --           --       30.76%
      All contract charges                           --           908          $  125,249         1.28%         --
2012  Lowest contract charge 0.40% Class B(d)   $101.97            --                  --           --        1.74%
      Highest contract charge 1.30% Class B     $ 96.68            --                  --           --       14.12%
      All contract charges                           --           895          $   93,945         1.54%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2011  Lowest contract charge 0.50% Class B       $ 86.56            --                 --            --         0.03%
      Highest contract charge 1.30% Class B      $ 84.72            --                 --            --        (0.76)%
      All contract charges                            --           981           $ 90,393          1.45%          --
EQ/CORE BOND INDEX
2015  Lowest contract charge 0.40% Class B       $101.08            --                 --            --         0.04%
      Highest contract charge 1.45% Class B      $112.94            --                 --            --        (1.03)%
      All contract charges                            --           963           $110,934          1.50%          --
2014  Lowest contract charge 0.40% Class B       $101.04            --                 --            --         2.01%
      Highest contract charge 1.45% Class B      $114.11            --                 --            --         0.94%
      All contract charges                            --           956           $111,253          1.30%          --
2013  Lowest contract charge 0.40% Class B       $ 99.05            --                 --            --        (1.99)%
      Highest contract charge 1.45% Class B      $113.05            --                 --            --        (3.02)%
      All contract charges                            --           981           $112,879          1.15%          --
2012  Lowest contract charge 0.40% Class B(d)    $101.06            --                 --            --         1.02%
      Highest contract charge 1.45% Class B      $116.57            --                 --            --         1.66%
      All contract charges                            --         1,022           $120,948          1.43%          --
2011  Lowest contract charge 0.50% Class B       $126.30            --                 --            --         4.28%
      Highest contract charge 1.45% Class B      $114.67            --                 --            --         3.29%
      All contract charges                            --         1,056           $122,833          1.85%          --
EQ/EMERGING MARKETS EQUITY PLUS
2015  Lowest contract charge 0.50% Class B       $ 74.51            --                 --            --       (18.56)%
      Highest contract charge 1.34% Class B      $ 72.86            --                 --            --       (19.25)%
      All contract charges                            --            54           $  3,974          0.74%          --
2014  Lowest contract charge 0.50% Class B       $ 91.49            --                 --            --        (3.64)%
      Highest contract charge 1.34% Class B      $ 90.22            --                 --            --        (4.46)%
      All contract charges                            --            33           $  3,010          0.73%          --
2013  Lowest contract charge 0.50% Class B(e)    $ 94.95            --                 --            --        (4.18)%
      Highest contract charge 1.34% Class B(e)   $ 94.43            --                 --            --        (4.67)%
      All contract charges                            --            12           $  1,233          1.05%          --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.70% Class A       $250.07            --                 --            --         0.09%
      Highest contract charge 1.45% Class A      $173.28            --                 --            --        (0.66)%
      All contract charges                            --         2,050           $923,739          1.64%          --
2014  Lowest contract charge 0.70% Class A       $249.84            --                 --            --        12.19%
      Highest contract charge 1.45% Class A      $174.44            --                 --            --        11.34%
      All contract charges                            --         2,097           $950,100          1.41%          --
2013  Lowest contract charge 0.70% Class A       $222.70            --                 --            --        30.59%
      Highest contract charge 1.45% Class A      $156.67            --                 --            --        29.60%
      All contract charges                            --         2,171           $883,708          1.48%          --
2012  Lowest contract charge 0.50% Class A       $112.35            --                 --            --        14.65%
      Highest contract charge 1.45% Class A      $120.89            --                 --            --        13.57%
      All contract charges                            --         2,282           $715,915          1.69%          --
2011  Lowest contract charge 0.50% Class A       $ 97.99            --                 --            --         1.26%
      Highest contract charge 1.45% Class A      $106.45            --                 --            --         0.29%
      All contract charges                            --         2,408           $665,749          1.68%          --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.40% Class B       $149.79            --                 --            --         0.39%
      Highest contract charge 1.30% Class B      $152.10            --                 --            --        (0.51)%
      All contract charges                            --         1,478           $245,385          1.64%          --
2014  Lowest contract charge 0.40% Class B       $149.21            --                 --            --        12.53%
      Highest contract charge 1.30% Class B      $152.88            --                 --            --        11.52%
      All contract charges                            --         1,253           $207,743          1.41%          --
2013  Lowest contract charge 0.40% Class B       $132.60            --                 --            --        30.99%
      Highest contract charge 1.30% Class B      $137.09            --                 --            --        29.83%
      All contract charges                            --         1,095           $162,807          1.48%          --
2012  Lowest contract charge 0.40% Class B(d)    $101.23            --                 --            --         1.05%
      Highest contract charge 1.30% Class B      $105.59            --                 --            --        13.75%
      All contract charges                            --           986           $112,301          1.69%          --
2011  Lowest contract charge 0.50% Class B       $ 96.88            --                 --            --         1.01%
      Highest contract charge 1.30% Class B      $ 92.83            --                 --            --         0.21%
      All contract charges                            --           937           $ 94,390          1.68%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/GAMCO MERGERS AND ACQUISITIONS
2015  Lowest contract charge 0.50% Class B       $158.62            --                 --            --        2.10%
      Highest contract charge 1.34% Class B      $144.91            --                 --            --        1.24%
      All contract charges                            --           127           $ 18,277          0.00%         --
2014  Lowest contract charge 0.50% Class B       $155.35            --                 --            --        1.13%
      Highest contract charge 1.34% Class B      $143.13            --                 --            --        0.28%
      All contract charges                            --           141           $ 20,188          0.00%         --
2013  Lowest contract charge 0.50% Class B       $153.61            --                 --            --       10.43%
      Highest contract charge 1.45% Class B      $141.35            --                 --            --        9.37%
      All contract charges                            --           149           $ 21,110          0.42%         --
2012  Lowest contract charge 0.50% Class B       $139.10            --                 --            --        4.72%
      Highest contract charge 1.45% Class B      $129.24            --                 --            --        3.72%
      All contract charges                            --           150           $ 19,467          0.00%         --
2011  Lowest contract charge 0.50% Class B       $132.83            --                 --            --        0.84%
      Highest contract charge 1.45% Class B      $124.60            --                 --            --       (0.12)%
      All contract charges                            --           159           $ 19,826          0.18%         --
EQ/GAMCO SMALL COMPANY VALUE
2015  Lowest contract charge 0.40% Class B       $144.27            --                 --            --       (6.08)%
      Highest contract charge 1.45% Class B      $261.31            --                 --            --       (7.07)%
      All contract charges                            --         2,669           $692,281          0.54%         --
2014  Lowest contract charge 0.40% Class B       $153.61            --                 --            --        2.66%
      Highest contract charge 1.45% Class B      $281.18            --                 --            --        1.57%
      All contract charges                            --         2,576           $717,726          0.28%         --
2013  Lowest contract charge 0.40% Class B       $149.63            --                 --            --       38.56%
      Highest contract charge 1.45% Class B      $276.83            --                 --            --       37.10%
      All contract charges                            --         2,476           $678,585          0.28%         --
2012  Lowest contract charge 0.40% Class B(d)    $107.99            --                 --            --        7.26%
      Highest contract charge 1.45% Class B      $201.92            --                 --            --       16.14%
      All contract charges                            --         2,285           $456,724          1.31%         --
2011  Lowest contract charge 0.50% Class B       $186.34            --                 --            --       (3.97)%
      Highest contract charge 1.45% Class B      $173.86            --                 --            --       (4.89)%
      All contract charges                            --         2,138           $367,988          0.08%         --
EQ/GLOBAL BOND PLUS
2015  Lowest contract charge 0.50% Class B       $124.21            --                 --            --       (4.28)%
      Highest contract charge 1.45% Class B      $112.59            --                 --            --       (5.20)%
      All contract charges                            --           516           $ 59,622          0.04%         --
2014  Lowest contract charge 0.50% Class B       $129.77            --                 --            --        0.39%
      Highest contract charge 1.45% Class B      $118.76            --                 --            --       (0.58)%
      All contract charges                            --           573           $ 69,454          0.66%         --
2013  Lowest contract charge 0.50% Class B       $129.27            --                 --            --       (3.00)%
      Highest contract charge 1.45% Class B      $119.45            --                 --            --       (3.93)%
      All contract charges                            --           616           $ 74,946          0.01%         --
2012  Lowest contract charge 0.50% Class B       $133.27            --                 --            --        3.20%
      Highest contract charge 1.45% Class B      $124.33            --                 --            --        2.21%
      All contract charges                            --           684           $ 86,443          1.44%         --
2011  Lowest contract charge 0.50% Class B       $129.14            --                 --            --        3.88%
      Highest contract charge 1.45% Class B      $121.64            --                 --            --        2.89%
      All contract charges                            --           678           $ 83,622          3.45%         --
EQ/HIGH YIELD BOND
2015  Lowest contract charge 0.50% Class B       $ 99.58            --                 --            --       (3.57)%
      Highest contract charge 1.34% Class B      $ 97.37            --                 --            --       (4.39)%
      All contract charges                            --            55           $  5,403          7.01%         --
2014  Lowest contract charge 0.50% Class B(e)    $103.27            --                 --            --        1.40%
      Highest contract charge 1.34% Class B      $101.84            --                 --            --        0.54%
      All contract charges                            --            30           $  3,131          5.58%         --
2013  Lowest contract charge 0.90% Class B(e)    $101.58            --                 --            --        1.91%
      Highest contract charge 1.34% Class B(e)   $101.29            --                 --            --        1.63%
      All contract charges                            --            10           $  1,010          8.79%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.70% Class A       $164.77            --                 --            --       (0.28)%
      Highest contract charge 1.45% Class A      $138.68            --                 --            --       (1.03)%
      All contract charges                            --           275           $ 46,641          0.58%         --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2014  Lowest contract charge 0.70% Class A      $165.23            --                 --            --         0.82%
      Highest contract charge 1.45% Class A     $140.12            --                 --            --         0.06%
      All contract charges                           --           295           $ 50,548          0.39%          --
2013  Lowest contract charge 0.70% Class A      $163.88            --                 --            --        (2.33)%
      Highest contract charge 1.45% Class A     $140.04            --                 --            --        (3.07)%
      All contract charges                           --           336           $ 56,347          0.21%          --
2012  Lowest contract charge 0.70% Class A      $167.79            --                 --            --         0.27%
      Highest contract charge 1.45% Class A     $144.47            --                 --            --        (0.49)%
      All contract charges                           --           374           $ 64,905          0.24%          --
2011  Lowest contract charge 0.70% Class A      $167.34            --                 --            --         4.82%
      Highest contract charge 1.45% Class A     $145.18            --                 --            --         4.03%
      All contract charges                           --           406           $ 71,034          0.59%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.00% Class B(p)   $100.25            --                 --            --        (0.16)%
      Highest contract charge 1.30% Class B     $107.27            --                 --            --        (0.86)%
      All contract charges                           --           104           $ 13,778          0.58%          --
2014  Lowest contract charge 0.50% Class B      $147.34            --                 --            --         1.02%
      Highest contract charge 1.30% Class B     $108.20            --                 --            --         0.22%
      All contract charges                           --           117           $ 15,511          0.39%          --
2013  Lowest contract charge 0.50% Class B      $145.85            --                 --            --        (2.13)%
      Highest contract charge 1.30% Class B     $107.96            --                 --            --        (2.90)%
      All contract charges                           --           132           $ 17,667          0.21%          --
2012  Lowest contract charge 0.50% Class B      $149.03            --                 --            --         0.47%
      Highest contract charge 1.30% Class B     $111.19            --                 --            --        (0.32)%
      All contract charges                           --           161           $ 22,012          0.24%          --
2011  Lowest contract charge 0.90% Class B      $151.15            --                 --            --         4.35%
      Highest contract charge 1.30% Class B     $111.55            --                 --            --         3.94%
      All contract charges                           --           176           $ 24,234          0.59%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.70% Class A      $132.45            --                 --            --        (2.82)%
      Highest contract charge 1.45% Class A     $103.41            --                 --            --        (3.55)%
      All contract charges                           --         2,442           $325,879          2.31%          --
2014  Lowest contract charge 0.70% Class A      $136.30            --                 --            --        (7.55)%
      Highest contract charge 1.45% Class A     $107.22            --                 --            --        (8.25)%
      All contract charges                           --         2,554           $352,788          2.95%          --
2013  Lowest contract charge 0.70% Class A      $147.43            --                 --            --        20.62%
      Highest contract charge 1.45% Class A     $116.86            --                 --            --        19.71%
      All contract charges                           --         2,709           $407,476          2.22%          --
2012  Lowest contract charge 0.50% Class A      $ 78.26            --                 --            --        15.68%
      Highest contract charge 1.45% Class A     $ 97.62            --                 --            --        14.58%
      All contract charges                           --         2,926           $367,081          2.99%          --
2011  Lowest contract charge 0.50% Class A      $ 67.65            --                 --            --       (12.42)%
      Highest contract charge 1.45% Class A     $ 85.20            --                 --            --       (13.26)%
      All contract charges                           --         3,187           $348,671          2.95%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.40% Class B      $120.13            --                 --            --        (2.52)%
      Highest contract charge 1.30% Class B     $ 78.31            --                 --            --        (3.39)%
      All contract charges                           --           360           $ 35,412          2.31%          --
2014  Lowest contract charge 0.40% Class B(d)   $123.24            --                 --            --        (7.28)%
      Highest contract charge 1.30% Class B     $ 81.06            --                 --            --        (8.10)%
      All contract charges                           --           369           $ 37,872          2.95%          --
2013  Lowest contract charge 0.50% Class B      $123.74            --                 --            --        20.86%
      Highest contract charge 1.30% Class B     $ 88.20            --                 --            --        19.90%
      All contract charges                           --           418           $ 47,134          2.22%          --
2012  Lowest contract charge 0.50% Class B      $102.38            --                 --            --        15.68%
      Highest contract charge 1.30% Class B     $ 73.56            --                 --            --        14.78%
      All contract charges                           --           456           $ 42,914          2.99%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2011  Lowest contract charge 0.50% Class B      $ 88.50            --                 --            --       (12.64)%
      Highest contract charge 1.30% Class B     $ 64.09            --                 --            --       (13.33)%
      All contract charges                           --           537           $ 44,371          2.95%          --
EQ/INVESCO COMSTOCK(I)(J)
2015  Lowest contract charge 0.50% Class B      $168.39            --                 --            --        (6.66)%
      Highest contract charge 1.45% Class B     $152.01            --                 --            --        (7.55)%
      All contract charges                           --           718           $109,963          2.11%          --
2014  Lowest contract charge 0.50% Class B      $180.41            --                 --            --         8.37%
      Highest contract charge 1.45% Class B     $164.43            --                 --            --         7.34%
      All contract charges                           --           763           $125,870          1.98%          --
2013  Lowest contract charge 0.50% Class B      $166.47            --                 --            --        34.36%
      Highest contract charge 1.45% Class B     $153.19            --                 --            --        33.08%
      All contract charges                           --           267           $ 41,252          4.48%          --
2012  Lowest contract charge 0.50% Class B      $123.90            --                 --            --        17.83%
      Highest contract charge 1.45% Class B     $115.11            --                 --            --        16.70%
      All contract charges                           --           229           $ 26,677          1.29%          --
2011  Lowest contract charge 0.70% Class B      $103.75            --                 --            --        (2.67)%
      Highest contract charge 1.45% Class B     $ 98.64            --                 --            --        (3.40)%
      All contract charges                           --           230           $ 22,874          1.38%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2015  Lowest contract charge 0.40% Class B      $156.83            --                 --            --        (2.67)%
      Highest contract charge 1.45% Class B     $161.67            --                 --            --        (3.70)%
      All contract charges                           --           361           $ 69,659          0.71%          --
2014  Lowest contract charge 0.40% Class B(d)   $161.14            --                 --            --        13.92%
      Highest contract charge 1.45% Class B     $167.88            --                 --            --        12.72%
      All contract charges                           --           326           $ 66,253          1.07%          --
2013  Lowest contract charge 0.70% Class B      $169.26            --                 --            --        34.84%
      Highest contract charge 1.45% Class B     $148.94            --                 --            --        33.82%
      All contract charges                           --           325           $ 59,293          2.02%          --
2012  Lowest contract charge 0.70% Class B      $125.53            --                 --            --        15.24%
      Highest contract charge 1.45% Class B     $111.30            --                 --            --        14.36%
      All contract charges                           --           334           $ 45,422          0.96%          --
2011  Lowest contract charge 0.70% Class B      $108.93            --                 --            --        (5.89)%
      Highest contract charge 1.45% Class B     $ 97.32            --                 --            --        (6.60)%
      All contract charges                           --           360           $ 43,245          1.04%          --
EQ/LARGE CAP GROWTH INDEX
2015  Lowest contract charge 0.50% Class B      $132.85            --                 --            --         4.34%
      Highest contract charge 1.45% Class B     $126.12            --                 --            --         3.34%
      All contract charges                           --         1,518           $198,419          0.88%          --
2014  Lowest contract charge 0.50% Class B      $127.32            --                 --            --        11.67%
      Highest contract charge 1.45% Class B     $122.04            --                 --            --        10.61%
      All contract charges                           --         1,489           $187,443          0.94%          --
2013  Lowest contract charge 0.50% Class B      $114.01            --                 --            --        31.83%
      Highest contract charge 1.45% Class B     $110.33            --                 --            --        30.57%
      All contract charges                           --         1,479           $167,886          0.98%          --
2012  Lowest contract charge 0.50% Class B      $ 86.48            --                 --            --        14.15%
      Highest contract charge 1.45% Class B     $ 84.50            --                 --            --        13.06%
      All contract charges                           --         1,516           $131,427          1.24%          --
2011  Lowest contract charge 0.50% Class B      $ 75.76            --                 --            --         1.84%
      Highest contract charge 1.45% Class B     $ 74.74            --                 --            --         0.88%
      All contract charges                           --         1,553           $118,553          0.88%          --
EQ/LARGE CAP VALUE INDEX
2015  Lowest contract charge 0.50% Class B      $ 99.19            --                 --            --        (4.91)%
      Highest contract charge 1.45% Class B     $ 89.90            --                 --            --        (5.81)%
      All contract charges                           --           697           $ 63,565          1.94%          --
2014  Lowest contract charge 0.50% Class B      $104.31            --                 --            --        12.06%
      Highest contract charge 1.45% Class B     $ 95.45            --                 --            --        10.99%
      All contract charges                           --           660           $ 63,828          1.63%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
2013  Lowest contract charge 0.70% Class B      $ 91.55            --                 --            --        30.67%
      Highest contract charge 1.45% Class B     $ 86.00            --                 --            --        29.67%
      All contract charges                           --           608           $ 52,859          1.54%          --
2012  Lowest contract charge 0.70% Class B      $ 70.06            --                 --            --        15.78%
      Highest contract charge 1.45% Class B     $ 66.32            --                 --            --        14.90%
      All contract charges                           --           603           $ 40,229          2.04%          --
2011  Lowest contract charge 0.70% Class B      $ 60.51            --                 --            --        (1.03)%
      Highest contract charge 1.45% Class B     $ 57.72            --                 --            --        (1.77)%
      All contract charges                           --           616           $ 35,596          1.82%          --
EQ/MFS INTERNATIONAL GROWTH
2015  Lowest contract charge 0.40% Class B      $115.90            --                 --            --        (0.21)%
      Highest contract charge 1.45% Class B     $157.88            --                 --            --        (1.26)%
      All contract charges                           --           619           $ 97,843          0.60%          --
2014  Lowest contract charge 0.40% Class B      $116.14            --                 --            --        (5.38)%
      Highest contract charge 1.45% Class B     $159.89            --                 --            --        (6.38)%
      All contract charges                           --           589           $ 93,805          0.95%          --
2013  Lowest contract charge 0.40% Class B      $122.75            --                 --            --        13.20%
      Highest contract charge 1.45% Class B     $170.79            --                 --            --        12.00%
      All contract charges                           --           572           $ 97,506          0.94%          --
2012  Lowest contract charge 0.40% Class B(d)   $108.44            --                 --            --         8.57%
      Highest contract charge 1.45% Class B     $152.49            --                 --            --        17.95%
      All contract charges                           --           529           $ 80,371          1.02%          --
2011  Lowest contract charge 0.50% Class B      $137.81            --                 --            --       (11.16)%
      Highest contract charge 1.45% Class B     $129.28            --                 --            --       (12.01)%
      All contract charges                           --           490           $ 63,068          0.66%          --
EQ/MID CAP INDEX
2015  Lowest contract charge 0.40% Class B      $145.75            --                 --            --        (3.25)%
      Highest contract charge 1.45% Class B     $168.67            --                 --            --        (4.27)%
      All contract charges                           --         2,667           $453,031          0.87%          --
2014  Lowest contract charge 0.40% Class B      $150.64            --                 --            --         8.55%
      Highest contract charge 1.45% Class B     $176.19            --                 --            --         7.41%
      All contract charges                           --         2,613           $463,057          0.81%          --
2013  Lowest contract charge 0.40% Class B      $138.77            --                 --            --        32.05%
      Highest contract charge 1.45% Class B     $164.03            --                 --            --        30.66%
      All contract charges                           --         2,638           $434,850          0.79%          --
2012  Lowest contract charge 0.40% Class B(d)   $105.09            --                 --            --         4.58%
      Highest contract charge 1.45% Class B     $125.54            --                 --            --        15.38%
      All contract charges                           --         2,667           $336,215          0.99%          --
2011  Lowest contract charge 0.50% Class B      $124.17            --                 --            --        (2.89)%
      Highest contract charge 1.45% Class B     $108.81            --                 --            --        (3.82)%
      All contract charges                           --         2,759           $302,528          0.62%          --
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        (0.00)%
      Highest contract charge 1.45% Class A     $110.42            --                 --            --        (1.45)%
      All contract charges                           --         1,266           $ 43,701          0.00%          --
2014  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $112.04            --                 --            --        (1.45)%
      All contract charges                           --         1,244           $ 46,904          0.00%          --
2013  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $113.69            --                 --            --        (1.45)%
      All contract charges                           --         1,837           $ 54,109          0.00%          --
2012  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $115.36            --                 --            --        (1.45)%
      All contract charges                           --         1,618           $ 59,952          0.00%          --
2011  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $117.06            --                 --            --        (1.51)%
      All contract charges                           --         1,582           $ 66,822          0.01%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --       (0.00)%
      Highest contract charge 1.30% Class B      $ 95.72            --                 --            --       (1.29)%
      All contract charges                            --         4,538           $ 28,080          0.00%         --
2014  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $ 96.97            --                 --            --       (1.28)%
      All contract charges                            --         3,275           $ 27,356          0.00%         --
2013  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $ 98.23            --                 --            --       (1.29)%
      All contract charges                            --         4,019           $ 32,095          0.00%         --
2012  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $ 99.51            --                 --            --       (1.29)%
      All contract charges                            --         2,361           $ 34,491          0.00%         --
2011  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $100.81            --                 --            --       (1.28)%
      All contract charges                            --           882           $ 38,034          0.01%         --
EQ/MORGAN STANLEY MID CAP GROWTH
2015  Lowest contract charge 0.40% Class B       $132.15            --                 --            --       (5.87)%
      Highest contract charge 1.45% Class B      $204.11            --                 --            --       (6.86)%
      All contract charges                            --         1,341           $269,875          0.00%         --
2014  Lowest contract charge 0.40% Class B       $140.39            --                 --            --       (1.11)%
      Highest contract charge 1.45% Class B      $219.15            --                 --            --       (2.15)%
      All contract charges                            --         1,333           $287,981          0.00%         --
2013  Lowest contract charge 0.40% Class B       $141.96            --                 --            --       37.99%
      Highest contract charge 1.45% Class B      $223.97            --                 --            --       36.53%
      All contract charges                            --         1,315           $290,113          0.00%         --
2012  Lowest contract charge 0.40% Class B(d)    $102.88            --                 --            --        2.91%
      Highest contract charge 1.45% Class B      $164.04            --                 --            --        7.17%
      All contract charges                            --         1,334           $215,643          0.48%         --
2011  Lowest contract charge 0.50% Class B       $163.17            --                 --            --       (8.16)%
      Highest contract charge 1.45% Class B      $153.06            --                 --            --       (9.03)%
      All contract charges                            --         1,246           $187,783          0.26%         --
EQ/OPPENHEIMER GLOBAL
2015  Lowest contract charge 0.50% Class B       $155.20            --                 --            --        2.66%
      Highest contract charge 1.45% Class B      $141.93            --                 --            --        1.68%
      All contract charges                            --           852           $121,243          0.28%         --
2014  Lowest contract charge 0.50% Class B       $151.18            --                 --            --        1.29%
      Highest contract charge 1.45% Class B      $139.58            --                 --            --        0.32%
      All contract charges                            --           729           $101,760          0.53%         --
2013  Lowest contract charge 0.50% Class B       $149.26            --                 --            --       25.70%
      Highest contract charge 1.45% Class B      $139.14            --                 --            --       24.50%
      All contract charges                            --           643           $ 89,648          2.48%         --
2012  Lowest contract charge 0.50% Class B       $118.74            --                 --            --       19.77%
      Highest contract charge 1.45% Class B      $111.76            --                 --            --       18.63%
      All contract charges                            --           555           $ 62,005          0.89%         --
2011  Lowest contract charge 0.50% Class B       $ 99.14            --                 --            --       (9.08)%
      Highest contract charge 1.45% Class B      $ 94.21            --                 --            --       (9.94)%
      All contract charges                            --           525           $ 49,427          0.83%         --
EQ/PIMCO GLOBAL REAL RETURN
2015  Lowest contract charge 0.50% Class B       $ 95.12            --                 --            --       (2.85)%
      Highest contract charge 1.45% Class B      $ 92.74            --                 --            --       (3.78)%
      All contract charges                            --           184           $ 17,168          1.51%         --
2014  Lowest contract charge 0.50% Class B       $ 97.91            --                 --            --        7.32%
      Highest contract charge 1.45% Class B(e)   $ 96.38            --                 --            --        6.31%
      All contract charges                            --            96           $  9,392          7.98%         --
2013  Lowest contract charge 0.50% Class B(e)    $ 91.23            --                 --            --       (7.50)%
      Highest contract charge 1.34% Class B(e)   $ 90.73            --                 --            --       (7.98)%
      All contract charges                            --            25           $  2,381          0.18%         --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 1.10% Class A    $ 96.03            --                 --            --       (1.38)%
      Highest contract charge 1.10% Class A   $ 96.03            --                 --            --       (1.38)%
      All contract charges                         --             1           $    105          0.46%         --
2014  Lowest contract charge 1.10% Class A    $ 97.37            --                 --            --       (1.19)%
      Highest contract charge 1.10% Class A   $ 97.37            --                 --            --       (1.19)%
      All contract charges                         --             2           $    152          0.37%         --
2013  Lowest contract charge 1.10% Class A    $ 98.54            --                 --            --       (1.07)%
      Highest contract charge 1.10% Class A   $ 98.54            --                 --            --       (1.07)%
      All contract charges                         --             2           $    156          0.71%         --
2012  Lowest contract charge 1.10% Class A    $ 99.61            --                 --            --        0.38%
      Highest contract charge 1.25% Class A   $ 99.11            --                 --            --        0.23%
      All contract charges                         --             2           $    161          0.55%         --
2011  Lowest contract charge 1.10% Class A    $ 99.23            --                 --            --       (1.05)%
      Highest contract charge 1.25% Class A   $ 98.88            --                 --            --       (1.20)%
      All contract charges                         --             2           $    163          0.48%         --
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 0.50% Class B    $112.26            --                 --            --       (0.78)%
      Highest contract charge 1.45% Class B   $101.34            --                 --            --       (1.73)%
      All contract charges                         --           857           $ 88,975          0.46%         --
2014  Lowest contract charge 0.50% Class B    $113.14            --                 --            --       (0.59)%
      Highest contract charge 1.45% Class B   $103.12            --                 --            --       (1.54)%
      All contract charges                         --           932           $ 98,360          0.37%         --
2013  Lowest contract charge 0.50% Class B    $113.81            --                 --            --       (0.42)%
      Highest contract charge 1.45% Class B   $104.73            --                 --            --       (1.37)%
      All contract charges                         --         1,000           $106,875          0.71%         --
2012  Lowest contract charge 0.50% Class B    $114.29            --                 --            --        0.99%
      Highest contract charge 1.45% Class B   $106.18            --                 --            --        0.02%
      All contract charges                         --         1,066           $115,019          0.55%         --
2011  Lowest contract charge 0.50% Class B    $113.17            --                 --            --       (0.69)%
      Highest contract charge 1.45% Class B   $106.16            --                 --            --       (1.64)%
      All contract charges                         --         1,147           $123,827          0.48%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.70% Class A    $166.85            --                 --            --       (0.48)%
      Highest contract charge 1.45% Class A   $138.34            --                 --            --       (1.23)%
      All contract charges                         --           391           $ 69,213          1.05%         --
2014  Lowest contract charge 0.70% Class A    $167.65            --                 --            --        2.18%
      Highest contract charge 1.45% Class A   $140.06            --                 --            --        1.40%
      All contract charges                         --           429           $ 76,711          0.97%         --
2013  Lowest contract charge 0.70% Class A    $164.07            --                 --            --       (2.96)%
      Highest contract charge 1.45% Class A   $138.12            --                 --            --       (3.70)%
      All contract charges                         --           470           $ 83,030          0.34%         --
2012  Lowest contract charge 0.70% Class A    $169.08            --                 --            --        1.94%
      Highest contract charge 1.45% Class A   $143.42            --                 --            --        1.16%
      All contract charges                         --           526           $ 96,066          0.60%         --
2011  Lowest contract charge 0.70% Class A    $165.87            --                 --            --        0.75%
      Highest contract charge 1.45% Class A   $141.77            --                 --            --        0.00%
      All contract charges                         --           586           $105,659          2.46%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.50% Class B    $147.94            --                 --            --       (0.27)%
      Highest contract charge 1.30% Class B   $103.23            --                 --            --       (1.06)%
      All contract charges                         --           159           $ 21,910          1.05%         --
2014  Lowest contract charge 0.50% Class B    $148.34            --                 --            --        2.39%
      Highest contract charge 1.30% Class B   $104.34            --                 --            --        1.58%
      All contract charges                         --           169           $ 23,285          0.97%         --
2013  Lowest contract charge 0.50% Class B    $144.88            --                 --            --       (2.78)%
      Highest contract charge 1.30% Class B   $102.72            --                 --            --       (3.54)%
      All contract charges                         --           184           $ 24,978          0.34%         --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/QUALITY BOND PLUS (CONTINUED)
2012  Lowest contract charge 0.50% Class B      $149.02            --                 --            --        2.15%
      Highest contract charge 1.30% Class B     $106.49            --                 --            --        1.33%
      All contract charges                           --           207           $ 28,867          0.60%         --
2011  Lowest contract charge 0.50% Class B      $145.89            --                 --            --        0.72%
      Highest contract charge 1.30% Class B     $105.09            --                 --            --       (0.08)%
      All contract charges                           --           225           $ 31,270          2.46%         --
EQ/SMALL COMPANY INDEX
2015  Lowest contract charge 0.40% Class B      $142.42            --                 --            --       (4.95)%
      Highest contract charge 1.45% Class B     $222.09            --                 --            --       (5.95)%
      All contract charges                           --         1,085           $235,560          0.91%         --
2014  Lowest contract charge 0.40% Class B      $149.84            --                 --            --        4.43%
      Highest contract charge 1.45% Class B     $236.15            --                 --            --        3.33%
      All contract charges                           --         1,091           $251,678          0.78%         --
2013  Lowest contract charge 0.40% Class B      $143.48            --                 --            --       36.90%
      Highest contract charge 1.45% Class B     $228.54            --                 --            --       35.46%
      All contract charges                           --         1,124           $250,855          0.97%         --
2012  Lowest contract charge 0.40% Class B(d)   $104.81            --                 --            --        3.94%
      Highest contract charge 1.45% Class B     $168.71            --                 --            --       13.86%
      All contract charges                           --         1,155           $190,669          1.51%         --
2011  Lowest contract charge 0.50% Class B      $163.21            --                 --            --       (4.48)%
      Highest contract charge 1.45% Class B     $148.17            --                 --            --       (5.39)%
      All contract charges                           --         1,195           $175,975          0.67%         --
EQ/T. ROWE PRICE GROWTH STOCK
2015  Lowest contract charge 0.40% Class B      $165.55            --                 --            --        9.78%
      Highest contract charge 1.45% Class B     $187.29            --                 --            --        8.62%
      All contract charges                           --         2,171           $409,319          0.00%         --
2014  Lowest contract charge 0.40% Class B      $150.80            --                 --            --        8.21%
      Highest contract charge 1.45% Class B     $172.42            --                 --            --        7.07%
      All contract charges                           --         1,944           $337,268          0.00%         --
2013  Lowest contract charge 0.40% Class B      $139.36            --                 --            --       37.37%
      Highest contract charge 1.45% Class B     $161.04            --                 --            --       35.92%
      All contract charges                           --         1,842           $298,052          0.00%         --
2012  Lowest contract charge 0.40% Class B(d)   $101.45            --                 --            --        0.94%
      Highest contract charge 1.45% Class B     $118.48            --                 --            --       17.20%
      All contract charges                           --         1,724           $204,879          0.00%         --
2011  Lowest contract charge 0.50% Class B      $108.34            --                 --            --       (2.43)%
      Highest contract charge 1.45% Class B     $101.09            --                 --            --       (3.36)%
      All contract charges                           --         1,478           $149,894          0.00%         --
EQ/UBS GROWTH & INCOME
2015  Lowest contract charge 0.50% Class B      $196.36            --                 --            --       (1.92)%
      Highest contract charge 1.34% Class B     $178.53            --                 --            --       (2.75)%
      All contract charges                           --           204           $ 34,304          0.59%         --
2014  Lowest contract charge 0.50% Class B      $200.20            --                 --            --       13.87%
      Highest contract charge 1.34% Class B     $183.58            --                 --            --       12.92%
      All contract charges                           --           179           $ 31,660          0.66%         --
2013  Lowest contract charge 0.50% Class B      $175.81            --                 --            --       34.85%
      Highest contract charge 1.34% Class B     $162.58            --                 --            --       33.71%
      All contract charges                           --           160           $ 25,154          1.01%         --
2012  Lowest contract charge 0.50% Class B      $130.37            --                 --            --       12.31%
      Highest contract charge 1.34% Class B     $121.59            --                 --            --       11.36%
      All contract charges                           --           161           $ 18,984          0.84%         --
2011  Lowest contract charge 0.70% Class B      $114.40            --                 --            --       (3.50)%
      Highest contract charge 1.34% Class B     $109.19            --                 --            --       (4.12)%
      All contract charges                           --           177           $ 18,894          0.73%         --
EQ/WELLS FARGO OMEGA GROWTH
2015  Lowest contract charge 0.50% Class B      $189.97            --                 --            --        0.76%
      Highest contract charge 1.45% Class B     $168.01            --                 --            --       (0.20)%
      All contract charges                           --         1,022           $177,302          0.00%         --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
EQ/WELLS FARGO OMEGA GROWTH (CONTINUED)
2014  Lowest contract charge 0.50% Class B            $188.54            --                 --            --        3.28%
      Highest contract charge 1.45% Class B           $168.35            --                 --            --        2.30%
      All contract charges                                 --         1,111           $192,775          0.00%         --
2013  Lowest contract charge 0.50% Class B            $182.55            --                 --            --       38.38%
      Highest contract charge 1.45% Class B           $164.57            --                 --            --       37.06%
      All contract charges                                 --         1,169           $197,650          0.00%         --
2012  Lowest contract charge 0.50% Class B            $131.92            --                 --            --       19.83%
      Highest contract charge 1.45% Class B           $120.07            --                 --            --       18.68%
      All contract charges                                 --         1,067           $131,515          0.01%         --
2011  Lowest contract charge 0.50% Class B            $110.09            --                 --            --       (6.34)%
      Highest contract charge 1.45% Class B           $101.17            --                 --            --       (7.23)%
      All contract charges                                 --           930           $ 96,316          0.00%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2015  Lowest contract charge 0.50% Service Class 2    $172.00            --                 --            --       (0.09)%
      Highest contract charge 1.45% Service Class 2   $144.40            --                 --            --       (1.04)%
      All contract charges                                 --         1,784           $311,215          0.85%         --
2014  Lowest contract charge 0.50% Service Class 2    $172.15            --                 --            --       11.09%
      Highest contract charge 1.45% Service Class 2   $145.92            --                 --            --       10.04%
      All contract charges                                 --         1,565           $276,194          0.81%         --
2013  Lowest contract charge 0.50% Service Class 2    $154.96            --                 --            --       30.30%
      Highest contract charge 1.45% Service Class 2   $132.61            --                 --            --       29.05%
      All contract charges                                 --         1,341           $215,365          0.93%         --
2012  Lowest contract charge 0.50% Service Class 2    $118.93            --                 --            --       15.57%
      Highest contract charge 1.45% Service Class 2   $102.76            --                 --            --       14.46%
      All contract charges                                 --         1,056           $131,733          1.35%         --
2011  Lowest contract charge 0.50% Service Class 2    $102.91            --                 --            --       (3.27)%
      Highest contract charge 1.45% Service Class 2   $ 89.78            --                 --            --       (7.73)%
      All contract charges                                 --           650           $ 71,089          1.27%         --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --                 --            --       (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --                 --            --       (5.39)%
      All contract charges                                 --            50           $  7,681          3.28%         --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --                 --            --        7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --                 --            --        7.18%
      All contract charges                                 --            39           $  6,454          3.19%         --
2013  Lowest contract charge 0.50% Service Class 2    $153.07            --                 --            --       27.19%
      Highest contract charge 1.20% Service Class 2   $149.13            --                 --            --       26.30%
      All contract charges                                 --            27           $  4,066          2.84%         --
2012  Lowest contract charge 0.50% Service Class 2    $120.35            --                 --            --       16.47%
      Highest contract charge 1.20% Service Class 2   $118.08            --                 --            --       15.64%
      All contract charges                                 --            17           $  1,911          4.38%         --
2011  Lowest contract charge 0.90% Service Class 2    $102.63            --                 --            --       (0.25)%
      Highest contract charge 1.20% Service Class 2   $102.11            --                 --            --       (0.55)%
      All contract charges                                 --             6           $    659          3.76%         --
FIDELITY(R) VIP MID CAP PORTFOLIO
2015  Lowest contract charge 0.50% Service Class 2    $159.43            --                 --            --       (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15            --                 --            --       (2.81)%
      All contract charges                                 --           191           $ 29,387          0.29%         --
2014  Lowest contract charge 0.50% Service Class 2    $162.88            --                 --            --        5.50%
      Highest contract charge 1.20% Service Class 2   $157.57            --                 --            --        4.76%
      All contract charges                                 --           148           $ 23,272          0.02%         --
2013  Lowest contract charge 0.90% Service Class 2    $152.11            --                 --            --       34.65%
      Highest contract charge 1.20% Service Class 2   $150.41            --                 --            --       34.23%
      All contract charges                                 --           106           $ 15,878          0.33%         --
2012  Lowest contract charge 0.90% Service Class 2    $112.97            --                 --            --       13.53%
      Highest contract charge 1.20% Service Class 2   $112.05            --                 --            --       13.18%
      All contract charges                                 --            67           $  7,525          0.50%         --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
FIDELITY(R) VIP MID CAP PORTFOLIO (CONTINUED)
2011  Lowest contract charge 0.90% Service Class 2    $ 99.51           --                  --            --       (11.65)%
      Highest contract charge 1.20% Service Class 2   $ 99.00           --                  --            --       (11.91)%
      All contract charges                                 --           39             $ 3,930          0.03%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2015  Lowest contract charge 0.50% Service Shares     $158.12           --                  --            --        (9.97)%
      Highest contract charge 1.45% Service Shares    $130.20           --                  --            --       (10.84)%
      All contract charges                                 --          318             $43,663          0.12%          --
2014  Lowest contract charge 0.50% Service Shares     $175.64           --                  --            --        12.72%
      Highest contract charge 1.45% Service Shares    $146.03           --                  --            --        11.64%
      All contract charges                                 --          257             $39,498          0.95%          --
2013  Lowest contract charge 0.50% Service Shares     $155.82           --                  --            --        31.89%
      Highest contract charge 1.45% Service Shares    $130.80           --                  --            --        30.64%
      All contract charges                                 --          175             $24,067          0.75%          --
2012  Lowest contract charge 0.50% Service Shares     $118.14           --                  --            --        17.59%
      Highest contract charge 1.45% Service Shares    $100.12           --                  --            --        16.46%
      All contract charges                                 --          104             $10,957          1.38%          --
2011  Lowest contract charge 0.70% Service Shares     $ 86.38           --                  --            --       (11.80)%
      Highest contract charge 1.34% Service Shares    $ 86.03           --                  --            --       (12.14)%
      All contract charges                                 --           43             $ 3,873          1.38%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2015  Lowest contract charge 0.00% Series II(p)       $ 98.20           --                  --            --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --                  --            --         0.60%
      All contract charges                                 --           78             $12,046          1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --                  --            --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --                  --            --        11.18%
      All contract charges                                 --           46             $ 7,141          1.73%          --
2013  Lowest contract charge 0.50% Series II          $140.23           --                  --            --        30.11%
      Highest contract charge 1.20% Series II         $136.62           --                  --            --        29.19%
      All contract charges                                 --           25             $ 3,550          2.61%          --
2012  Lowest contract charge 0.50% Series II          $107.78           --                  --            --        17.78%
      Highest contract charge 1.20% Series II         $105.75           --                  --            --        16.94%
      All contract charges                                 --            7             $   724          2.26%          --
2011  Lowest contract charge 1.00% Series II(a)       $ 90.74           --                  --            --        (8.50)%
      Highest contract charge 1.20% Series II(a)      $ 90.43           --                  --            --        (8.63)%
      All contract charges                                 --            2             $   139          0.00%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2015  Lowest contract charge 0.50% Series II          $148.76           --                  --            --        (2.23)%
      Highest contract charge 1.45% Series II         $121.58           --                  --            --        (3.17)%
      All contract charges                                 --          504             $71,364          3.41%          --
2014  Lowest contract charge 0.50% Series II          $152.16           --                  --            --        13.77%
      Highest contract charge 1.45% Series II         $125.56           --                  --            --        12.69%
      All contract charges                                 --          433             $63,183          1.51%          --
2013  Lowest contract charge 0.50% Series II          $133.74           --                  --            --         1.92%
      Highest contract charge 1.45% Series II         $111.42           --                  --            --         0.95%
      All contract charges                                 --          326             $42,220          3.92%          --
2012  Lowest contract charge 0.50% Series II          $131.22           --                  --            --        27.21%
      Highest contract charge 1.45% Series II         $110.37           --                  --            --        25.99%
      All contract charges                                 --          237             $30,273          0.52%          --
2011  Lowest contract charge 0.50% Series II          $103.15           --                  --            --        (7.20)%
      Highest contract charge 1.45% Series II         $ 87.60           --                  --            --       (11.03)%
      All contract charges                                 --          118             $12,045          4.79%          --
INVESCO V.I. HIGH YIELD FUND
2015  Lowest contract charge 0.50% Series II          $114.74           --                  --            --        (3.85)%
      Highest contract charge 1.45% Series II         $109.75           --                  --            --        (4.76)%
      All contract charges                                 --          255             $28,355          5.55%          --
2014  Lowest contract charge 0.50% Series II          $119.34           --                  --            --         1.08%
      Highest contract charge 1.45% Series II(b)      $115.24           --                  --            --         0.10%
      All contract charges                                 --          209             $24,316          4.77%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. HIGH YIELD FUND (CONTINUED)
2013  Lowest contract charge 0.50% Series II       $118.07           --                  --            --         6.24%
      Highest contract charge 1.34% Series II      $115.46           --                  --            --         5.34%
      All contract charges                              --          167             $19,329          5.32%          --
2012  Lowest contract charge 0.50% Series II       $111.14           --                  --            --        16.38%
      Highest contract charge 1.34% Series II      $109.61           --                  --            --        15.39%
      All contract charges                              --          115             $12,652          6.78%          --
2011  Lowest contract charge 0.70% Series II(b)    $ 95.38           --                  --            --        (4.60)%
      Highest contract charge 1.34% Series II(b)   $ 94.99           --                  --            --        (4.97)%
      All contract charges                              --           28             $ 2,717          0.00%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2015  Lowest contract charge 0.50% Series II       $133.11           --                  --            --        (3.10)%
      Highest contract charge 1.45% Series II      $109.11           --                  --            --        (4.03)%
      All contract charges                              --          450             $53,287          1.37%          --
2014  Lowest contract charge 0.50% Series II       $137.37           --                  --            --        (0.41)%
      Highest contract charge 1.45% Series II      $113.69           --                  --            --        (1.36)%
      All contract charges                              --          350             $42,920          1.50%          --
2013  Lowest contract charge 0.50% Series II       $137.93           --                  --            --        18.12%
      Highest contract charge 1.45% Series II      $115.26           --                  --            --        17.00%
      All contract charges                              --          256             $31,602          1.12%          --
2012  Lowest contract charge 0.50% Series II       $116.77           --                  --            --        14.68%
      Highest contract charge 1.45% Series II      $ 98.51           --                  --            --        13.57%
      All contract charges                              --          185             $19,463          1.50%          --
2011  Lowest contract charge 0.70% Series II       $ 87.16           --                  --            --       (10.41)%
      Highest contract charge 1.34% Series II      $ 86.80           --                  --            --       (10.76)%
      All contract charges                              --           89             $ 8,406          0.59%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2015  Lowest contract charge 0.50% Series II       $135.37           --                  --            --        (4.76)%
      Highest contract charge 1.45% Series II      $113.79           --                  --            --        (5.67)%
      All contract charges                              --          107             $14,794          0.11%          --
2014  Lowest contract charge 0.50% Series II       $142.13           --                  --            --         3.65%
      Highest contract charge 1.45% Series II(b)   $120.63           --                  --            --         2.66%
      All contract charges                              --           99             $14,583          0.00%          --
2013  Lowest contract charge 0.50% Series II       $137.13           --                  --            --        27.82%
      Highest contract charge 1.34% Series II      $146.29           --                  --            --        26.75%
      All contract charges                              --           93             $13,303          0.54%          --
2012  Lowest contract charge 0.50% Series II       $117.72           --                  --            --        10.06%
      Highest contract charge 1.34% Series II      $115.42           --                  --            --         9.13%
      All contract charges                              --           85             $ 9,766          0.00%          --
2011  Lowest contract charge 0.50% Series II       $106.96           --                  --            --        (6.97)%
      Highest contract charge 1.34% Series II      $105.76           --                  --            --        (7.75)%
      All contract charges                              --           67             $ 7,017          0.11%          --
INVESCO V.I. SMALL CAP EQUITY FUND
2015  Lowest contract charge 0.50% Series II       $157.96           --                  --            --        (6.21)%
      Highest contract charge 1.34% Series II      $172.50           --                  --            --        (7.00)%
      All contract charges                              --           52             $ 8,732          0.00%          --
2014  Lowest contract charge 0.50% Series II       $168.42           --                  --            --         1.57%
      Highest contract charge 1.34% Series II      $185.49           --                  --            --         0.72%
      All contract charges                              --           44             $ 7,886          0.00%          --
2013  Lowest contract charge 0.70% Series II       $188.18           --                  --            --        36.13%
      Highest contract charge 1.34% Series II      $184.17           --                  --            --        35.24%
      All contract charges                              --           43             $ 7,508          0.00%          --
2012  Lowest contract charge 0.70% Series II       $138.24           --                  --            --        12.86%
      Highest contract charge 1.34% Series II      $136.18           --                  --            --        12.14%
      All contract charges                              --           35             $ 4,643          0.00%          --
2011  Lowest contract charge 0.70% Series II       $122.49           --                  --            --        (1.68)%
      Highest contract charge 1.34% Series II      $121.44           --                  --            --        (2.31)%
      All contract charges                              --           33             $ 3,749          0.00%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
IVY FUNDS VIP ENERGY
2015  Lowest contract charge 0.40% Common Shares       $ 88.18            --                 --            --       (22.46)%
      Highest contract charge 1.45% Common Shares      $ 73.88            --                 --            --       (23.27)%
      All contract charges                                  --           416           $ 39,275          0.06%          --
2014  Lowest contract charge 0.40% Common Shares(d)    $113.72            --                 --            --       (10.92)%
      Highest contract charge 1.45% Common Shares      $ 96.29            --                 --            --       (11.86)%
      All contract charges                                  --           331           $ 40,891          0.00%          --
2013  Lowest contract charge 0.50% Common Shares       $132.33            --                 --            --        27.12%
      Highest contract charge 1.45% Common Shares      $109.25            --                 --            --        25.91%
      All contract charges                                  --           240           $ 33,769          0.00%          --
2012  Lowest contract charge 0.50% Common Shares       $104.10            --                 --            --         0.86%
      Highest contract charge 1.45% Common Shares      $ 86.77            --                 --            --        (0.10)%
      All contract charges                                  --           195           $ 21,721          0.00%          --
2011  Lowest contract charge 0.50% Common Shares       $103.21            --                 --            --        (9.53)%
      Highest contract charge 1.45% Common Shares      $ 86.86            --                 --            --       (12.04)%
      All contract charges                                  --           143           $ 16,122          0.00%          --
IVY FUNDS VIP HIGH INCOME
2015  Lowest contract charge 0.50% Common Shares       $136.58            --                 --            --        (6.97)%
      Highest contract charge 1.45% Common Shares      $115.74            --                 --            --        (7.86)%
      All contract charges                                  --         1,240           $162,881          6.09%          --
2014  Lowest contract charge 0.50% Common Shares       $146.81            --                 --            --         1.40%
      Highest contract charge 1.45% Common Shares      $125.61            --                 --            --         0.42%
      All contract charges                                  --         1,158           $164,863          4.70%          --
2013  Lowest contract charge 0.50% Common Shares       $144.79            --                 --            --         9.95%
      Highest contract charge 1.45% Common Shares      $125.08            --                 --            --         8.90%
      All contract charges                                  --           949           $134,006          4.77%          --
2012  Lowest contract charge 0.50% Common Shares       $131.69            --                 --            --        18.04%
      Highest contract charge 1.45% Common Shares      $114.86            --                 --            --        16.92%
      All contract charges                                  --           683           $ 88,396          5.63%          --
2011  Lowest contract charge 0.50% Common Shares       $111.56            --                 --            --         4.73%
      Highest contract charge 1.34% Common Shares      $110.31            --                 --            --         3.85%
      All contract charges                                  --           301           $ 33,347          6.59%          --
IVY FUNDS VIP MID CAP GROWTH
2015  Lowest contract charge 0.50% Common Shares       $132.54            --                 --            --        (6.25)%
      Highest contract charge 1.45% Common Shares      $126.77            --                 --            --        (7.15)%
      All contract charges                                  --           693           $ 88,707          0.00%          --
2014  Lowest contract charge 0.50% Common Shares       $141.38            --                 --            --         7.33%
      Highest contract charge 1.45% Common Shares      $136.53            --                 --            --         6.31%
      All contract charges                                  --           579           $ 79,597          0.00%          --
2013  Lowest contract charge 0.50% Common Shares       $131.72            --                 --            --        29.29%
      Highest contract charge 1.45% Common Shares      $128.43            --                 --            --        28.06%
      All contract charges                                  --           490           $ 63,271          0.00%          --
2012  Lowest contract charge 0.50% Common Shares       $101.88            --                 --            --        12.99%
      Highest contract charge 1.45% Common Shares      $100.29            --                 --            --        11.91%
      All contract charges                                  --           273           $ 27,513          0.00%          --
2011  Lowest contract charge 0.70% Common Shares(b)    $ 90.05            --                 --            --        (7.12)%
      Highest contract charge 1.34% Common Shares(b)   $ 89.68            --                 --            --        (7.48)%
      All contract charges                                  --            64           $  5,792          0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
2015  Lowest contract charge 0.50% Common Shares       $153.92            --                 --            --         1.37%
      Highest contract charge 1.45% Common Shares      $116.35            --                 --            --         0.41%
      All contract charges                                  --           158           $ 19,869          0.00%          --
2014  Lowest contract charge 0.50% Common Shares       $151.84            --                 --            --         1.09%
      Highest contract charge 1.45% Common Shares(b)   $115.88            --                 --            --         0.12%
      All contract charges                                  --            83           $ 10,910          0.00%          --
2013  Lowest contract charge 0.50% Common Shares       $150.20            --                 --            --        42.64%
      Highest contract charge 1.34% Common Shares      $116.08            --                 --            --        41.44%
      All contract charges                                  --            79           $ 10,227          0.00%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
IVY FUNDS VIP SMALL CAP GROWTH (CONTINUED)
2012  Lowest contract charge 0.50% Common Shares       $ 83.22            --                 --            --         4.64%
      Highest contract charge 1.45% Common Shares      $ 81.92            --                 --            --         3.64%
      All contract charges                                  --            60           $  5,527          0.00%          --
2011  Lowest contract charge 0.50% Common Shares       $ 79.53            --                 --            --       (16.05)%
      Highest contract charge 1.34% Common Shares      $ 79.10            --                 --            --       (16.49)%
      All contract charges                                  --            32           $  2,757          0.35%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2015  Lowest contract charge 0.50% Service Shares      $ 83.53            --                 --            --       (20.46)%
      Highest contract charge 1.45% Service Shares     $ 71.17            --                 --            --       (21.21)%
      All contract charges                                  --         1,581           $126,865          1.21%          --
2014  Lowest contract charge 0.50% Service Shares      $105.01            --                 --            --        (5.11)%
      Highest contract charge 1.45% Service Shares     $ 90.34            --                 --            --        (6.02)%
      All contract charges                                  --         1,299           $132,088          1.81%          --
2013  Lowest contract charge 0.50% Service Shares      $110.67            --                 --            --        (1.73)%
      Highest contract charge 1.45% Service Shares     $ 96.13            --                 --            --        (2.67)%
      All contract charges                                  --         1,075           $116,148          1.54%          --
2012  Lowest contract charge 0.50% Service Shares      $112.62            --                 --            --        21.44%
      Highest contract charge 1.45% Service Shares     $ 98.77            --                 --            --        20.28%
      All contract charges                                  --           827           $ 91,646          1.97%          --
2011  Lowest contract charge 0.50% Service Shares      $ 92.74            --                 --            --       (18.44)%
      Highest contract charge 1.45% Service Shares     $ 82.12            --                 --            --       (15.20)%
      All contract charges                                  --           499           $ 45,930          2.84%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2015  Lowest contract charge 0.00% Service Class(p)    $ 97.71            --                 --            --        (1.74)%
      Highest contract charge 1.45% Service Class      $136.90            --                 --            --         4.78%
      All contract charges                                  --         1,439           $230,009          1.83%          --
2014  Lowest contract charge 0.50% Service Class       $153.41            --                 --            --         0.63%
      Highest contract charge 1.45% Service Class      $130.66            --                 --            --        (0.33)%
      All contract charges                                  --         1,100           $167,974          1.88%          --
2013  Lowest contract charge 0.50% Service Class       $152.45            --                 --            --        26.99%
      Highest contract charge 1.45% Service Class      $131.09            --                 --            --        25.78%
      All contract charges                                  --           817           $125,058          1.45%          --
2012  Lowest contract charge 0.50% Service Class       $120.05            --                 --            --        15.36%
      Highest contract charge 1.45% Service Class      $104.22            --                 --            --        14.25%
      All contract charges                                  --           507           $ 61,848          1.50%          --
2011  Lowest contract charge 0.70% Service Class       $108.65            --                 --            --        (2.46)%
      Highest contract charge 1.34% Service Class      $107.72            --                 --            --        (3.09)%
      All contract charges                                  --           281           $ 29,846          1.30%          --
MFS(R) INVESTORS TRUST SERIES
2015  Lowest contract charge 0.50% Service Class       $168.77            --                 --            --        (0.55)%
      Highest contract charge 1.34% Service Class      $181.52            --                 --            --        (1.39)%
      All contract charges                                  --            68           $ 12,058          0.68%          --
2014  Lowest contract charge 0.50% Service Class       $169.70            --                 --            --        10.16%
      Highest contract charge 1.34% Service Class      $184.08            --                 --            --         9.23%
      All contract charges                                  --            68           $ 12,152          0.78%          --
2013  Lowest contract charge 0.90% Service Class       $171.04            --                 --            --        30.55%
      Highest contract charge 1.34% Service Class      $168.53            --                 --            --        29.98%
      All contract charges                                  --            66           $ 10,673          0.97%          --
2012  Lowest contract charge 0.90% Service Class       $131.01            --                 --            --        17.76%
      Highest contract charge 1.34% Service Class      $129.66            --                 --            --        17.23%
      All contract charges                                  --            50           $  6,232          0.82%          --
2011  Lowest contract charge 0.90% Service Class       $111.25            --                 --            --        (3.29)%
      Highest contract charge 1.34% Service Class      $110.60            --                 --            --        (3.72)%
      All contract charges                                  --            32           $  3,388          0.82%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(N)
2015  Lowest contract charge 0.50% Service Class(m)    $196.01            --                 --            --        (2.00)%
      Highest contract charge 1.34% Service Class(m)   $187.35            --                 --            --        (2.64)%
      All contract charges                                  --            55           $ 10,568          0.46%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
MFS(R) TECHNOLOGY PORTFOLIO
2015  Lowest contract charge 0.50% Service Class      $221.00            --                 --            --         9.98%
      Highest contract charge 1.45% Service Class     $163.86            --                 --            --         8.93%
      All contract charges                                 --           269           $ 57,341          0.00%          --
2014  Lowest contract charge 0.50% Service Class      $200.94            --                 --            --         9.85%
      Highest contract charge 1.45% Service Class     $150.43            --                 --            --         8.80%
      All contract charges                                 --           206           $ 40,388          0.00%          --
2013  Lowest contract charge 0.50% Service Class      $182.92            --                 --            --        34.05%
      Highest contract charge 1.45% Service Class     $138.26            --                 --            --        32.76%
      All contract charges                                 --           170           $ 30,430          0.00%          --
2012  Lowest contract charge 0.50% Service Class      $136.46            --                 --            --        13.69%
      Highest contract charge 1.45% Service Class     $104.14            --                 --            --        12.61%
      All contract charges                                 --           137           $ 18,531          0.00%          --
2011  Lowest contract charge 0.50% Service Class      $120.03            --                 --            --         0.55%
      Highest contract charge 1.45% Service Class     $ 92.48            --                 --            --        (3.74)%
      All contract charges                                 --            80           $  9,624          0.00%          --
MFS(R) UTILITIES SERIES
2015  Lowest contract charge 0.40% Service Class      $118.57            --                 --            --       (15.09)%
      Highest contract charge 1.45% Service Class     $116.80            --                 --            --       (16.00)%
      All contract charges                                 --           598           $ 86,414          4.03%          --
2014  Lowest contract charge 0.40% Service Class      $139.65            --                 --            --        12.02%
      Highest contract charge 1.45% Service Class     $139.04            --                 --            --        10.84%
      All contract charges                                 --           577           $ 99,267          2.00%          --
2013  Lowest contract charge 0.40% Service Class      $124.67            --                 --            --        19.74%
      Highest contract charge 1.45% Service Class     $125.44            --                 --            --        18.46%
      All contract charges                                 --           429           $ 66,413          2.24%          --
2012  Lowest contract charge 0.40% Service Class(d)   $104.12            --                 --            --         3.92%
      Highest contract charge 1.45% Service Class     $105.89            --                 --            --        11.57%
      All contract charges                                 --           316           $ 41,304          6.82%          --
2011  Lowest contract charge 0.50% Service Class      $117.74            --                 --            --         5.98%
      Highest contract charge 1.45% Service Class     $ 94.91            --                 --            --        (3.94)%
      All contract charges                                 --           175           $ 20,340          3.47%          --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.70% Class A            $133.96            --                 --            --         3.26%
      Highest contract charge 1.45% Class A           $112.97            --                 --            --         2.48%
      All contract charges                                 --         4,332           $573,539          0.16%          --
2014  Lowest contract charge 0.70% Class A            $129.73            --                 --            --         9.89%
      Highest contract charge 1.45% Class A           $110.24            --                 --            --         9.06%
      All contract charges                                 --         4,724           $606,822          0.10%          --
2013  Lowest contract charge 0.70% Class A            $118.05            --                 --            --        36.24%
      Highest contract charge 1.45% Class A           $101.08            --                 --            --        35.21%
      All contract charges                                 --         5,230           $612,296          0.11%          --
2012  Lowest contract charge 0.50% Class A            $106.13            --                 --            --        13.64%
      Highest contract charge 1.45% Class A           $ 74.76            --                 --            --        12.56%
      All contract charges                                 --         5,853           $503,519          0.23%          --
2011  Lowest contract charge 0.50% Class A            $ 93.39            --                 --            --        (6.52)%
      Highest contract charge 1.45% Class A           $ 66.42            --                 --            --        (7.42)%
      All contract charges                                 --         6,544           $497,562          0.15%          --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.50% Class B            $123.67            --                 --            --         3.46%
      Highest contract charge 1.30% Class B           $151.43            --                 --            --         2.65%
      All contract charges                                 --           203           $ 24,139          0.16%          --
2014  Lowest contract charge 0.50% Class B            $119.53            --                 --            --        10.12%
      Highest contract charge 1.30% Class B           $147.52            --                 --            --         9.24%
      All contract charges                                 --           222           $ 25,616          0.10%          --
2013  Lowest contract charge 0.50% Class B            $108.55            --                 --            --        36.46%
      Highest contract charge 1.30% Class B           $135.04            --                 --            --        35.38%
      All contract charges                                 --           248           $ 26,270          0.11%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2012  Lowest contract charge 0.50% Class B      $ 79.55           --                  --            --        13.64%
      Highest contract charge 1.30% Class B     $ 99.75           --                  --            --        12.74%
      All contract charges                           --          268            $ 20,873          0.23%          --
2011  Lowest contract charge 0.50% Class B      $ 70.00           --                  --            --        (6.75)%
      Highest contract charge 1.30% Class B     $ 88.48           --                  --            --        (7.49)%
      All contract charges                           --          303            $ 20,908          0.15%          --
MULTIMANAGER CORE BOND
2015  Lowest contract charge 0.40% Class B      $101.82           --                  --            --        (0.26)%
      Highest contract charge 1.45% Class B     $142.26           --                  --            --        (1.32)%
      All contract charges                           --          833            $120,425          1.92%          --
2014  Lowest contract charge 0.40% Class B      $102.09           --                  --            --         3.33%
      Highest contract charge 1.45% Class B     $144.17           --                  --            --         2.24%
      All contract charges                           --          877            $128,120          2.06%          --
2013  Lowest contract charge 0.40% Class B      $ 98.80           --                  --            --        (2.75)%
      Highest contract charge 1.45% Class B     $141.01           --                  --            --        (3.77)%
      All contract charges                           --          946            $134,945          1.53%          --
2012  Lowest contract charge 0.40% Class B(d)   $101.59           --                  --            --         1.52%
      Highest contract charge 1.45% Class B     $146.53           --                  --            --         3.94%
      All contract charges                           --          985            $145,634          2.08%          --
2011  Lowest contract charge 0.50% Class B      $155.17           --                  --            --         5.28%
      Highest contract charge 1.45% Class B     $140.97           --                  --            --         4.28%
      All contract charges                           --          844            $120,045          2.57%          --
MULTIMANAGER MID CAP GROWTH
2015  Lowest contract charge 0.50% Class B      $190.66           --                  --            --        (2.01)%
      Highest contract charge 1.45% Class B     $166.69           --                  --            --        (2.95)%
      All contract charges                           --          426            $ 72,928          0.00%          --
2014  Lowest contract charge 0.50% Class B      $194.58           --                  --            --         4.34%
      Highest contract charge 1.45% Class B     $171.76           --                  --            --         3.35%
      All contract charges                           --          445            $ 78,682          0.00%          --
2013  Lowest contract charge 0.70% Class B      $182.04           --                  --            --        39.20%
      Highest contract charge 1.45% Class B     $166.20           --                  --            --        38.13%
      All contract charges                           --          489            $ 83,389          0.00%          --
2012  Lowest contract charge 0.70% Class B      $130.78           --                  --            --        14.64%
      Highest contract charge 1.45% Class B     $120.32           --                  --            --        13.78%
      All contract charges                           --          511            $ 62,998          0.00%          --
2011  Lowest contract charge 0.70% Class B      $114.08           --                  --            --        (8.53)%
      Highest contract charge 1.45% Class B     $105.75           --                  --            --        (9.22)%
      All contract charges                           --          573            $ 61,816          0.00%          --
MULTIMANAGER MID CAP VALUE
2015  Lowest contract charge 0.40% Class B      $141.60           --                  --            --        (5.93)%
      Highest contract charge 1.45% Class B     $188.42           --                  --            --        (6.92)%
      All contract charges                           --          281            $ 53,666          0.67%          --
2014  Lowest contract charge 0.40% Class B(d)   $150.53           --                  --            --         4.92%
      Highest contract charge 1.45% Class B     $202.43           --                  --            --         3.82%
      All contract charges                           --          314            $ 64,158          0.43%          --
2013  Lowest contract charge 0.50% Class B      $218.80           --                  --            --        34.92%
      Highest contract charge 1.45% Class B     $194.99           --                  --            --        33.63%
      All contract charges                           --          355            $ 69,948          0.36%          --
2012  Lowest contract charge 0.50% Class B      $162.17           --                  --            --        14.24%
      Highest contract charge 1.45% Class B     $145.92           --                  --            --        13.14%
      All contract charges                           --          386            $ 56,917          0.36%          --
2011  Lowest contract charge 0.50% Class B      $141.96           --                  --            --       (13.77)%
      Highest contract charge 1.45% Class B     $128.97           --                  --            --       (14.58)%
      All contract charges                           --          440            $ 57,115          0.02%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER TECHNOLOGY
2015  Lowest contract charge 0.50% Class B            $217.98           --                  --             --        5.76%
      Highest contract charge 1.45% Class B           $190.58           --                  --             --        4.75%
      All contract charges                                 --          763            $148,717           0.00%         --
2014  Lowest contract charge 0.50% Class B            $206.11           --                  --             --       12.98%
      Highest contract charge 1.45% Class B           $181.93           --                  --             --       11.90%
      All contract charges                                 --          799            $148,438           0.00%         --
2013  Lowest contract charge 0.50% Class B            $182.43           --                  --             --       34.91%
      Highest contract charge 1.45% Class B           $162.58           --                  --             --       33.62%
      All contract charges                                 --          829            $137,447           0.00%         --
2012  Lowest contract charge 0.50% Class B            $135.22           --                  --             --       12.86%
      Highest contract charge 1.45% Class B           $121.67           --                  --             --       11.78%
      All contract charges                                 --          919            $113,684           0.00%         --
2011  Lowest contract charge 0.50% Class B            $119.81           --                  --             --       (5.30)%
      Highest contract charge 1.45% Class B           $108.85           --                  --             --       (6.20)%
      All contract charges                                 --          978            $108,102           0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2015  Lowest contract charge 0.50% Service Class      $181.37           --                  --             --        2.59%
      Highest contract charge 1.20% Service Class     $174.23           --                  --             --        1.87%
      All contract charges                                 --           15            $  2,773           0.65%         --
2014  Lowest contract charge 0.50% Service Class      $176.79           --                  --             --        9.85%
      Highest contract charge 1.20% Service Class     $171.03           --                  --             --        9.08%
      All contract charges                                 --           12            $  2,046           0.55%         --
2013  Lowest contract charge 0.50% Service Class      $160.94           --                  --             --       30.78%
      Highest contract charge 1.20% Service Class     $156.80           --                  --             --       29.87%
      All contract charges                                 --            7            $  1,126           0.86%         --
2012  Lowest contract charge 0.50% Service Class      $123.06           --                  --             --       16.02%
      Highest contract charge 1.20% Service Class     $120.74           --                  --             --       15.20%
      All contract charges                                 --            4            $    521           0.60%         --
2011  Lowest contract charge 0.50% Service Class      $106.07           --                  --             --       (0.80)%
      Highest contract charge 1.20% Service Class     $104.81           --                  --             --       (1.50)%
      All contract charges                                 --            2            $    187           0.41%         --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class(p)   $ 75.98           --                  --             --      (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --                  --             --      (26.55)%
      All contract charges                                 --           89            $  5,188           4.14%         --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --                  --             --      (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --                  --             --      (19.72)%
      All contract charges                                 --           68            $  5,384           0.27%         --
2013  Lowest contract charge 0.50% Advisor Class      $101.07           --                  --             --      (15.14)%
      Highest contract charge 1.20% Advisor Class     $ 98.47           --                  --             --      (15.74)%
      All contract charges                                 --           48            $  4,781           1.55%         --
2012  Lowest contract charge 0.50% Advisor Class      $119.10           --                  --             --        4.59%
      Highest contract charge 1.20% Advisor Class     $116.86           --                  --             --        3.86%
      All contract charges                                 --           31            $  3,633           2.52%         --
2011  Lowest contract charge 0.50% Advisor Class      $113.87           --                  --             --       (8.01)%
      Highest contract charge 1.20% Advisor Class     $112.52           --                  --             --       (8.65)%
      All contract charges                                 --           16            $  1,926          14.41%         --
TARGET 2015 ALLOCATION
2015  Lowest contract charge 0.50% Class B            $127.97           --                  --             --       (2.40)%
      Highest contract charge 1.34% Class B           $118.25           --                  --             --       (3.22)%
      All contract charges                                 --          194            $ 22,954           1.16%         --
2014  Lowest contract charge 0.50% Class B            $131.12           --                  --             --        2.45%
      Highest contract charge 1.34% Class B           $122.19           --                  --             --        1.58%
      All contract charges                                 --          204            $ 24,803           1.19%         --
2013  Lowest contract charge 0.50% Class B            $127.99           --                  --             --       13.50%
      Highest contract charge 1.35% Class B           $120.20           --                  --             --       12.53%
      All contract charges                                 --          211            $ 25,198           1.39%         --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
TARGET 2015 ALLOCATION (CONTINUED)
2012  Lowest contract charge 0.50% Class B      $112.77           --                  --            --       10.31%
      Highest contract charge 1.35% Class B     $106.82           --                  --            --        9.37%
      All contract charges                           --          208             $22,217          1.35%         --
2011  Lowest contract charge 0.50% Class B      $102.23           --                  --            --       (3.30)%
      Highest contract charge 1.35% Class B     $ 97.67           --                  --            --       (4.13)%
      All contract charges                           --          217             $21,215          1.57%         --
TARGET 2025 ALLOCATION
2015  Lowest contract charge 0.40% Class B(d)   $124.12           --                  --            --       (2.44)%
      Highest contract charge 1.45% Class B     $121.29           --                  --            --       (3.46)%
      All contract charges                           --          437             $53,745          1.28%         --
2014  Lowest contract charge 0.50% Class B      $136.08           --                  --            --        3.51%
      Highest contract charge 1.45% Class B     $125.64           --                  --            --        2.52%
      All contract charges                           --          405             $51,648          1.31%         --
2013  Lowest contract charge 0.50% Class B      $131.46           --                  --            --       18.51%
      Highest contract charge 1.45% Class B     $122.55           --                  --            --       17.37%
      All contract charges                           --          367             $45,631          1.35%         --
2012  Lowest contract charge 0.50% Class B      $110.93           --                  --            --       12.28%
      Highest contract charge 1.45% Class B     $104.41           --                  --            --       11.22%
      All contract charges                           --          333             $34,948          1.44%         --
2011  Lowest contract charge 0.50% Class B      $ 98.80           --                  --            --       (4.38)%
      Highest contract charge 1.45% Class B     $ 93.88           --                  --            --       (5.30)%
      All contract charges                           --          306             $28,988          1.45%         --
TARGET 2035 ALLOCATION
2015  Lowest contract charge 0.40% Class B      $128.32           --                  --            --       (2.42)%
      Highest contract charge 1.45% Class B     $123.82           --                  --            --       (3.45)%
      All contract charges                           --          411             $51,693          1.33%         --
2014  Lowest contract charge 0.40% Class B(d)   $131.50           --                  --            --        4.07%
      Highest contract charge 1.45% Class B     $128.25           --                  --            --        2.97%
      All contract charges                           --          370             $47,918          1.35%         --
2013  Lowest contract charge 0.50% Class B      $133.60           --                  --            --       21.64%
      Highest contract charge 1.45% Class B     $124.55           --                  --            --       20.49%
      All contract charges                           --          333             $41,685          1.35%         --
2012  Lowest contract charge 0.50% Class B      $109.83           --                  --            --       13.54%
      Highest contract charge 1.45% Class B     $103.37           --                  --            --       12.46%
      All contract charges                           --          295             $30,826          1.51%         --
2011  Lowest contract charge 0.70% Class B      $ 95.70           --                  --            --       (5.31)%
      Highest contract charge 1.45% Class B     $ 91.92           --                  --            --       (6.03)%
      All contract charges                           --          258             $23,880          1.44%         --
TARGET 2045 ALLOCATION
2015  Lowest contract charge 0.40% Class B      $131.97           --                  --            --       (2.71)%
      Highest contract charge 1.45% Class B     $124.52           --                  --            --       (3.64)%
      All contract charges                           --          340             $43,122          1.38%         --
2014  Lowest contract charge 0.40% Class B(d)   $135.64           --                  --            --        4.36%
      Highest contract charge 1.45% Class B     $129.23           --                  --            --        3.26%
      All contract charges                           --          287             $37,869          1.42%         --
2013  Lowest contract charge 0.70% Class B      $132.29           --                  --            --       24.34%
      Highest contract charge 1.45% Class B     $125.15           --                  --            --       23.41%
      All contract charges                           --          245             $30,986          1.35%         --
2012  Lowest contract charge 0.70% Class B      $106.39           --                  --            --       14.62%
      Highest contract charge 1.45% Class B     $101.41           --                  --            --       13.75%
      All contract charges                           --          213             $21,756          1.59%         --
2011  Lowest contract charge 0.70% Class B      $ 92.82           --                  --            --       (6.19)%
      Highest contract charge 1.45% Class B     $ 89.15           --                  --            --       (6.90)%
      All contract charges                           --          179             $16,081          1.35%         --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                       ---------- ----------------- ----------------- ------------- --------
TARGET 2055 ALLOCATION
2015  Lowest contract charge 0.50% Class B(o)           $ 91.95           --                  --            --        (6.99)%
      Highest contract charge 1.34% Class B(o)          $ 91.46           --                  --            --        (7.46)%
      All contract charges                                   --            6             $   538          3.16%          --
TEMPLETON GLOBAL BOND VIP FUND
2015  Lowest contract charge 0.50% Class 2              $115.46           --                  --            --        (4.78)%
      Highest contract charge 1.20% Class 2             $110.91           --                  --            --        (5.45)%
      All contract charges                                   --          427             $47,351          7.80%          --
2014  Lowest contract charge 0.50% Class 2              $121.26           --                  --            --         1.33%
      Highest contract charge 1.20% Class 2             $117.30           --                  --            --         0.61%
      All contract charges                                   --          328             $38,426          4.98%          --
2013  Lowest contract charge 0.50% Class 2              $119.67           --                  --            --         1.12%
      Highest contract charge 1.20% Class 2             $116.59           --                  --            --         0.40%
      All contract charges                                   --          232             $27,077          4.73%          --
2012  Lowest contract charge 0.50% Class 2              $118.35           --                  --            --        14.49%
      Highest contract charge 1.20% Class 2             $116.12           --                  --            --        13.69%
      All contract charges                                   --          135             $15,647          6.09%          --
2011  Lowest contract charge 0.70% Class 2              $103.02           --                  --            --        (1.56)%
      Highest contract charge 1.20% Class 2             $102.14           --                  --            --        (2.06)%
      All contract charges                                   --           65             $ 6,603          5.27%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
2015  Lowest contract charge 0.50% Class S Shares       $ 49.76           --                  --            --       (33.96)%
      Highest contract charge 1.45% Class S Shares      $ 47.59           --                  --            --       (34.59)%
      All contract charges                                   --          318             $15,253          0.03%          --
2014  Lowest contract charge 0.50% Class S Shares       $ 75.35           --                  --            --       (19.75)%
      Highest contract charge 1.45% Class S Shares(b)   $ 72.76           --                  --            --       (20.52)%
      All contract charges                                   --          249             $18,317          0.00%          --
2013  Lowest contract charge 0.50% Class S Shares       $ 93.89           --                  --            --         9.75%
      Highest contract charge 1.34% Class S Shares      $ 91.81           --                  --            --         8.82%
      All contract charges                                   --          202             $18,656          0.46%          --
2012  Lowest contract charge 0.50% Class S Shares       $ 85.55           --                  --            --         2.59%
      Highest contract charge 1.34% Class S Shares      $ 84.37           --                  --            --         1.72%
      All contract charges                                   --          164             $13,909          0.00%          --
2011  Lowest contract charge 0.50% Class S Shares(b)    $ 83.39           --                  --            --       (16.43)%
      Highest contract charge 1.34% Class S Shares(b)   $ 82.94           --                  --            --       (16.86)%
      All contract charges                                   --           76             $ 6,314          0.00%          --

   ----------
  (a)Units were made available on May 2, 2011.
  (b)Units were made available on May 20, 2011.
  (c)Units were made available on June 8, 2012.
  (d)Units were made available on August 17, 2012
  (e)Units were made available on May 20, 2013.
  (f)Units were made available on June 13, 2014.
  (g)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.
  (h)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
  (i)EQ/Invesco Comstock replaced EQ/Davis New York Venture due to a fund merger on June 13, 2014.
  (j)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.
  (k)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.
  (l)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
  (m)Units were made available on March 27, 2015.
  (n)MFS(R) Massachusetts Investors Growth Stock Series replaced MFS(R) Investors Growth Stock Portfolio due to a fund merger on March 27, 2015.
  (o)Units were made available on May 26, 2015.
  (p)Units were made available on June 19, 2015.

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2015

8. Financial Highlights (Concluded)

  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2015 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-143

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm......................................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2015 and 2014....................................... F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2015, 2014 and 2013...... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2015, 2014
   and 2013..................................................................................... F-4
  Consolidated Statements of Equity, Years Ended December 31, 2015, 2014 and 2013............... F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2015, 2014 and 2013........... F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization....................................................................... F-8
   Note 2 -- Significant Accounting Policies.................................................... F-8
   Note 3 -- Investments........................................................................ F-21
   Note 4 -- Goodwill and Other Intangible Assets............................................... F-38
   Note 5 -- Closed Block....................................................................... F-39
   Note 6 -- Contractholder Bonus Interest Credits.............................................. F-40
   Note 7 -- Fair Value Disclosures............................................................. F-41
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features........... F-52
   Note 9 -- Reinsurance Agreements............................................................. F-56
   Note 10 -- Short-Term and Long-Term Debt..................................................... F-57
   Note 11 -- Related Party Transactions........................................................ F-58
   Note 12 -- Employee Benefit Plans............................................................ F-60
   Note 13 -- Share-Based and Other Compensation Programs....................................... F-64
   Note 14 -- Income Taxes...................................................................... F-70
   Note 15 -- Accumulated Other Comprehensive Income (Loss)..................................... F-72
   Note 16 -- Commitments and Contingent Liabilities............................................ F-73
   Note 17 -- Litigation........................................................................ F-74
   Note 18 -- Insurance Group Statutory Financial Information................................... F-76
   Note 19 -- Business Segment Information...................................................... F-77
   Note 20 -- Quarterly Results of Operations (Unaudited)....................................... F-77

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 18, 2016

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2015 AND 2014

                                                      2015       2014
                                                   ---------- ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $31,201 and 30,795)... $   31,893 $   33,034
  Mortgage loans on real estate (net of valuation
   allowances of $6 and $37)......................      7,171      6,463
  Policy loans....................................      3,393      3,408
  Other equity investments........................      1,477      1,757
  Trading securities, at fair value...............      6,805      5,143
  Other invested assets...........................      1,788      1,978
                                                   ---------- ----------
   Total investments..............................     52,527     51,783
Cash and cash equivalents.........................      3,028      2,716
Cash and securities segregated, at fair value.....        565        476
Broker-dealer related receivables.................      1,971      1,899
Securities purchased under agreements to resell...         79         --
Deferred policy acquisition costs.................      4,469      4,271
Goodwill and other intangible assets, net.........      3,733      3,762
Amounts due from reinsurers.......................      4,466      4,051
Loans to affiliates...............................      1,087      1,087
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................     10,570     10,711
Other assets......................................      4,634      4,190
Separate Accounts' assets.........................    107,497    111,059
                                                   ---------- ----------

TOTAL ASSETS...................................... $  194,626 $  196,005
                                                   ========== ==========

LIABILITIES
Policyholders' account balances................... $   33,033 $   31,848
Future policy benefits and other policyholders
  liabilities.....................................     24,531     23,484
Broker-dealer related payables....................        404        551
Securities sold under agreements to repurchase....      1,890        950
Customers related payables........................      1,715      1,501
Amounts due to reinsurers.........................        131         74
Short-term debt...................................        584        689
Current and deferred income taxes.................      4,647      4,785
Other liabilities.................................      2,586      2,939
Separate Accounts' liabilities....................    107,497    111,059
                                                   ---------- ----------
   Total liabilities..............................    177,018    177,880
                                                   ---------- ----------
Redeemable Noncontrolling Interest................ $       13 $       17
                                                   ---------- ----------

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      5,321      5,957
  Retained earnings...............................      8,958      8,809
  Accumulated other comprehensive income (loss)...        228        351
                                                   ---------- ----------
   Total AXA Equitable's equity...................     14,509     15,119
                                                   ---------- ----------
Noncontrolling interest...........................      3,086      2,989
                                                   ---------- ----------
   Total equity...................................     17,595     18,108
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  194,626 $  196,005
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                           2015      2014      2013
                                                         --------  --------  --------
                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................ $  3,574  $  3,475  $  3,546
Premiums................................................      488       514       496
Net investment income (loss):
  Investment income (loss) from derivative instruments..      (81)    1,605    (2,866)
  Other investment income (loss)........................    2,057     2,210     2,237
                                                         --------  --------  --------
   Total net investment income (loss)...................    1,976     3,815      (629)
                                                         --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..........      (41)      (72)      (81)
  Portion of loss recognized in other comprehensive
   income (loss)........................................       --        --        15
                                                         --------  --------  --------
   Net impairment losses recognized.....................      (41)      (72)      (66)
  Other investment gains (losses), net..................       21        14       (33)
                                                         --------  --------  --------
     Total investment gains (losses), net...............      (20)      (58)      (99)
                                                         --------  --------  --------
Commissions, fees and other income......................    3,942     3,930     3,823
Increase (decrease) in the fair value of the
  reinsurance contract asset............................     (141)    3,964    (4,297)
                                                         --------  --------  --------
     Total revenues.....................................    9,819    15,640     2,840
                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................    2,799     3,708     1,691
Interest credited to policyholders' account balances....      978     1,186     1,373
Compensation and benefits...............................    1,783     1,739     1,743
Commissions.............................................    1,111     1,147     1,160
Distribution related payments...........................      394       413       423
Amortization of deferred sales commissions..............       49        42        41
Interest expense........................................       20        53        88
Amortization of deferred policy acquisition costs.......      284       215       580
Capitalization of deferred policy acquisition costs.....     (615)     (628)     (655)
Rent expense............................................      165       163       169
Amortization of other intangible assets.................       28        27        24
Other operating costs and expenses......................    1,173     1,460     1,512
                                                         --------  --------  --------
     Total benefits and other deductions................    8,169     9,525     8,149
                                                         --------  --------  --------
Earnings (loss) from operations, before income taxes....    1,650     6,115  $ (5,309)
Income tax (expense) benefit............................     (186)   (1,695)    2,073
                                                         --------  --------  --------

Net earnings (loss).....................................    1,464     4,420    (3,236)
  Less: net (earnings) loss attributable to the
   noncontrolling interest..............................     (403)     (387)     (337)
                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....... $  1,061  $  4,033  $ (3,573)
                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................... $   1,464  $   4,420  $  (3,236)
                                                   ---------  ---------  ---------

Other comprehensive income (loss) net of income
taxes:
   Foreign currency translation adjustment........       (25)       (21)       (12)
   Change in unrealized gains (losses), net of
     reclassification adjustment..................      (881)       969     (1,199)
   Changes in defined benefit plan related items
     not yet recognized in periodic benefit cost,
     net of reclassification adjustment...........        (4)       (23)       299
                                                   ---------  ---------  ---------
Total other comprehensive income (loss), net of
  income taxes....................................      (910)       925       (912)
                                                   ---------  ---------  ---------

Comprehensive income (loss).......................       554      5,345     (4,148)

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................      (388)      (358)      (345)
                                                   ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA
  Equitable....................................... $     166  $   4,987  $  (4,493)
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end
   of year........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning of
   year...........................................     5,957      5,934      5,992
  Deferred tax on dividend of AB Units............       (35)       (26)        --
  Non cash capital contribution from AXA
   Financial (See Note 12)........................       137         --         --
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................      (772)        --         --
  Changes in capital in excess of par value.......        34         49        (58)
                                                   ---------  ---------  ---------
  Capital in excess of par value, end of year.....     5,321      5,957      5,934
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............     8,809      5,205      9,125
  Net earnings (loss).............................     1,061      4,033     (3,573)
  Stockholder dividends...........................      (912)      (429)      (347)
                                                   ---------  ---------  ---------
  Retained earnings, end of year..................     8,958      8,809      5,205
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year..............................       351       (603)       317
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................       772         --         --
  Other comprehensive income (loss)...............      (895)       954       (920)
                                                   ---------  ---------  ---------
  Accumulated other comprehensive income (loss),
   end of year....................................       228        351       (603)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR......    14,509     15,119     10,538
                                                   ---------  ---------  ---------

  Noncontrolling interest, beginning of year......     2,989      2,903      2,494
  Repurchase of AB Holding units..................      (154)       (62)       (76)
  Net earnings (loss) attributable to
   noncontrolling interest........................       403        387        337
  Dividends paid to noncontrolling interest.......      (414)      (401)      (306)
  Dividend of AB Units by AXA Equitable to AXA
   Financial......................................       145         48        113
  Other comprehensive income (loss) attributable
   to noncontrolling interest.....................       (15)       (29)         8
  Other changes in noncontrolling interest........       132        143        333
                                                   ---------  ---------  ---------

     Noncontrolling interest, end of year.........     3,086      2,989      2,903
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  17,595  $  18,108  $  13,441
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                            2015       2014       2013
                                                         ---------  ---------  ---------
                                                                  (IN MILLIONS)
Net earnings (loss)..................................... $   1,464  $   4,420  $  (3,236)
  Adjustments to reconcile net earnings (loss) to net
  cash provided by operating activities:
   Interest credited to policyholders' account
     balances...........................................       978      1,186      1,373
   Universal life and investment-type product policy
     fee income.........................................    (3,574)    (3,475)    (3,546)
   Net change in broker-dealer and customer related
     receivables/payables...............................       (38)      (525)      (740)
   (Income) loss related to derivative instruments......        81     (1,605)     2,866
   Change in reinsurance recoverable with affiliate.....      (581)      (128)      (176)
   Investment (gains) losses, net.......................        20         58         99
   Change in segregated cash and securities, net........       (89)       505        571
   Change in deferred policy acquisition costs..........      (331)      (413)       (74)
   Change in future policy benefits.....................       961      1,647       (384)
   Change in current and deferred income taxes..........       258      1,448     (1,754)
   Real estate related write-off charges................        --         25         56
   Change in accounts payable and accrued expenses......        38       (259)        33
   Change in the fair value of the reinsurance
     contract asset.....................................       141     (3,964)     4,297
   Contribution to pension plans........................        --         (6)        --
   Amortization of deferred compensation................       172        171        159
   Amortization of deferred sales commission............        49         42         41
   Amortization of reinsurance cost.....................        39        302        302
   Other depreciation and amortization..................       (18)        44        122
   Amortization of other intangibles....................        28         27         24
   Other, net...........................................       116       (117)       128
                                                         ---------  ---------  ---------

  Net cash provided by (used in) operating activities...      (286)      (617)       161
                                                         ---------  ---------  ---------

  Cash flows from investing activities:
   Maturities and repayments of fixed maturities and
     mortgage loans on real estate......................     3,996      2,975      3,691
   Sales of investments.................................     1,284      1,099      3,444
   Purchases of investments.............................    (6,145)    (6,751)    (6,057)
   Purchases of trading account securities..............   (12,501)    (7,014)    (3,794)
   Sales maturities and repayment of trading account
     securities.........................................    10,810      6,077      1,893
   Cash settlements related to derivative instruments...       529        999     (2,500)
   Purchase of business, net of cash acquired...........        --        (61)        --
   Change in short-term investments.....................      (363)        (5)        --
   Decrease in loans to affiliates......................        --         --          5
   Increase in loans to affiliates......................        --         --        (56)
   Investment in capitalized software, leasehold
     improvements and EDP equipment.....................       (71)       (83)       (67)
   Other, net...........................................        35         (9)        12
                                                         ---------  ---------  ---------

  Net cash provided by (used in) investing activities... $  (2,426) $  (2,773) $  (3,429)
                                                         ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                  (CONTINUED)

                                                      2015       2014       2013
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  4,821  $   5,034  $   5,469
   Withdrawals and transfers to Separate Accounts..     (880)    (1,075)    (1,188)
  Change in short-term financings..................       95        221        (55)
  Change in collateralized pledged liabilities.....     (270)       430       (663)
  Change in collateralized pledged assets..........       (2)       (12)       (18)
  Repayment of Loans from Affiliates...............       --       (825)      (500)
  Repayment of long term debt......................     (200)        --         --
  Shareholder dividends paid.......................     (767)      (382)      (234)
  Repurchase of AB Holding units...................     (214)       (90)      (113)
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (414)      (401)      (306)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................      939        950         --
  Change in securities sold under agreements to
   resale..........................................      (79)        --         --
  Other, net.......................................        5         (7)        --
                                                    --------  ---------  ---------

Net cash provided by (used in) financing
  activities.......................................    3,034      3,843      2,392
                                                    --------  ---------  ---------

Effect of exchange rate changes on cash and cash
  equivalents......................................      (10)       (20)        (3)
Change in cash and cash equivalents................      312        433       (879)
Cash and cash equivalents, beginning of year.......    2,716      2,283      3,162
                                                    --------  ---------  ---------

Cash and Cash Equivalents, End of Year............. $  3,028  $   2,716  $   2,283
                                                    ========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................... $     19  $      72  $      91
                                                    ========  =========  =========
  Income Taxes (Refunded) Paid..................... $    (80) $     272  $    (214)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable and fixed-interest annuity products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2015 and 2014, the Company's economic interest in AB was 28.6% and 32.2%, respectively. At December 31, 2015 and 2014, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 62.8% and 62.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2015", "2014" and "2013" refer to the years ended December 31, 2015, 2014 and 2013, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AB earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2015, AB had significant variable interests in certain other structured products and hedge funds with approximately $28 million in client AUM. However, these VIEs do not require consolidation because management has determined that AB is not the primary beneficiary of the expected losses or expected residual returns of these entities. AB's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Adoption of New Accounting Pronouncements

   In June 2014, the Financial Accounting Standards Board ("FASB") issued new guidance for repurchase-to-maturity transactions, repurchase financings and added disclosure requirements, which aligns the accounting for repurchase-to-maturity transactions and repurchase financing arrangements with the accounting for other typical repurchase agreements. The new guidance also requires additional disclosures about repurchase agreements and similar transactions. The accounting changes and disclosure requirements were effective for interim or annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. New guidance is effective prospectively for fiscal years (and interim periods within those years) beginning after December 15, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy is intended to eliminate the diversity in practice that currently exists with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy will be the observability of the inputs. The amendment is effective retrospectively for fiscal years (and interim periods within those years) beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance is effective retrospectively for interim or annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to limited partnerships and similar entities, and ends the deferral granted to investment companies for applying the VIE guidance. The new standard is effective for annual periods, beginning after December 15, 2015, but may be early-adopted in any interim period. Management currently is evaluating the impacts this guidance may have on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for interim and annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2015 and 2014, the carrying value of COLI was $864 million and $803 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2015 and 2014, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $72 million and $89 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2015, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.65% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.65% net of product weighted average Separate Account fees) and 0.0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2015, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 6.5% (weighted average of 5.1%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral. As entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLB stock, AXA Equitable has purchased FHLBNY stock of $31 million, as of December 31, 2015. At December 31, 2015, AXA Equitable had $500 million of outstanding funding agreements with the FHLBNY. These funding agreements were used for asset liability management purposes. For other instruments used for asset liability management purposes, see "Derivative and offsetting assets and liabilities" included in
   Note 3.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the

   GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2015, participating policies, including those in the Closed Block, represent approximately 5.2% ($18,599 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of seven Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements. These Separate Accounts are combined on a line-by-line basis with the Company's General Account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the General Account.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Company does not bear the investment risk are reflected directly in Separate Accounts liabilities. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2015, 2014 and 2013, investment results of such Separate Accounts were gains (losses) of $1,148 million, $5,959 million and $19,022 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2015 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2015. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Out of Period Adjustments

   In 2015, the Company recorded several out-of-period adjustments ("OOPA") in its financial statements These OOPAs resulted in understating the 2015 total revenues by $112 million, and understated total benefits and other deductions by $51 million. These OOPAs primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its variable and interest sensitive life ("VISL") products. In addition, the Company recorded an OOPA in 2015 related an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's Disability Insurance ("DI") business. As a result of these OOPAs, the 2015 earnings (loss) from operations, before income tax was understated by $61 million, and the net earnings were understated by $40 million.

   In 2014, the Company recorded several OOPAs in its financial statements. The Company refined the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

   Assumption Updates and Refinements

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were updated based on emerging experience. This update increases expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreases the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, the after tax impacts of these assumption updates decreased Net earnings by approximately $60 million.

   Effective March 2016, the Company will raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007 which have both issue ages 70 and above and a current face value amount of $1 million and above. The Company is raising the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the current schedule of COI rates was established. This COI rate increase is larger than the increase that previously had been anticipated in management's reserve assumptions. As a result management updated the assumption to reflect the actual COI rate increase, resulting in a $46 million increase to net earnings for the year ended December 31, 2015.

   Additionally in 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption used to calculate GMDB/GMIB and VISL reserves and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, the after tax impact of this assumption update decreased Net earnings by approximately $445 million.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, the after DAC and after tax impact of this assumption update increased Net earnings by approximately $30 million.

   In addition, in 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, the after DAC and after tax impact of this refinements increased Net earnings by approximately $307 million.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                          GROSS      GROSS
                                              AMORTIZED UNREALIZED UNREALIZED                OTTI
                                                COST      GAINS      LOSSES   FAIR VALUE  IN AOCI/(3)/
                                              --------- ---------- ---------- ----------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2015
-----------------
Fixed Maturity Securities:
  Public corporate........................... $  12,890  $     688 $      202 $    13,376 $        --
  Private corporate..........................     6,818        232        124       6,926          --
  U.S. Treasury, government and agency.......     8,800        280        305       8,775          --
  States and political subdivisions..........       437         68          1         504          --
  Foreign governments........................       397         36         18         415          --
  Commercial mortgage-backed.................       591         29         87         533           9
  Residential mortgage-backed/(1)/...........       608         32         --         640          --
  Asset-backed/(2)/..........................        68         10          1          77           3
  Redeemable preferred stock.................       592         57          2         647          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    31,201      1,432        740      31,893          12

Equity securities............................        34         --          2          32          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2015................... $  31,235  $   1,432 $      742 $    31,925 $        12
                                              =========  ========= ========== =========== ===========

December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $  13,808  $   1,140 $       51 $    14,897 $        --
  Private corporate..........................     6,934        409         20       7,323          --
  U.S. Treasury, government and agency.......     6,685        672         26       7,331          --
  States and political subdivisions..........       441         78         --         519          --
  Foreign governments........................       405         48          7         446          --
  Commercial mortgage-backed.................       855         22        142         735          10
  Residential mortgage-backed/(1)/...........       752         43         --         795          --
  Asset-backed/(2)/..........................        86         14          1          99           3
  Redeemable preferred stock.................       829         70         10         889          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    30,795      2,496        257      33,034          13

Equity securities............................        36          2         --          38          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2014................... $  30,831  $   2,498 $      257 $    33,072 $        13
                                              =========  ========= ========== =========== ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2015 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2015

                                              AMORTIZED
                                                COST     FAIR VALUE
                                              ---------- ----------
                                                  (IN MILLIONS)
Due in one year or less...................... $    1,469 $    1,486
Due in years two through five................      7,012      7,395
Due in years six through ten.................     10,429     10,406
Due after ten years..........................     10,432     10,709
                                              ---------- ----------
   Subtotal..................................     29,342     29,996
Commercial mortgage-backed securities........        591        533
Residential mortgage-backed securities.......        608        640
Asset-backed securities......................         68         77
                                              ---------- ----------
Total........................................ $   30,609 $   31,246
                                              ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2015, 2014 and 2013:

                                                      December 31,
                                              ---------------------------
                                                2015     2014      2013
                                              -------  -------  ---------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   979  $   716  $   3,220
                                              =======  =======  =========
Gross gains on sales......................... $    33  $    21  $      71
                                              =======  =======  =========
Gross losses on sales........................ $    (8) $    (9) $     (88)
                                              =======  =======  =========
Total OTTI................................... $   (41) $   (72) $     (81)
Non-credit losses recognized in OCI..........      --       --         15
                                              -------  -------  ---------
Credit losses recognized in earnings (loss).. $   (41) $   (72) $     (66)
                                              =======  =======  =========

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                               2015      2014
                                                             --------  --------
                                                                (IN MILLIONS)
Balances at January 1,...................................... $   (254) $   (370)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold............................       97       188
Recognized impairments on securities impaired to fair value
  this period/(1)/..........................................      (11)       --
Impairments recognized this period on securities not
  previously impaired.......................................      (22)      (41)
Additional impairments this period on securities previously
  impaired..................................................       (8)      (31)
Increases due to passage of time on previously recorded
  credit losses.............................................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows..........................       --        --
                                                             --------  --------
Balances at December 31,.................................... $   (198) $   (254)
                                                             ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                  DECEMBER 31,
                                               ------------------
                                                 2015     2014
                                               -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    16  $      10
   All other..................................     676      2,229
  Equity securities...........................      (2)         2
                                               -------  ---------
Net Unrealized Gains (Losses)................. $   690  $   2,241
                                               =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                    AOCI GAIN
                                                   NET                                                (LOSS)
                                               UNREALIZED                             DEFERRED      RELATED TO
                                                  GAIN                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON            POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              -------------  -------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $          10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................            (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       --             --           --              --
   Deferred income taxes.....................            --       --             --           (1)             (1)
   Policyholders liabilities.................            --       --             (4)          --              (4)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $          16  $    --  $          (4) $        (5) $            7
                                              =============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2014..................... $         (28) $     2  $          10  $         5  $          (11)
Net investment gains (losses) arising during
  the period.................................            (1)      --             --           --              (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            39       --             --           --              39
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       (2)            --           --              (2)
   Deferred income taxes.....................            --       --             --           (9)             (9)
   Policyholders liabilities.................            --       --            (10)          --             (10)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2014................... $          10  $    --  $          --  $        (4) $            6
                                              =============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                  AOCI GAIN (LOSS)
                                               UNREALIZED                                 DEFERRED         RELATED TO
                                                  GAINS                                    INCOME        NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS     TAX ASSET        INVESTMENT
                                               INVESTMENTS      DAC      LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  ---------  -------------  ---------------  ----------------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $       2,231  $    (122) $        (368) $          (610) $          1,131
Net investment gains (losses) arising during
  the period.................................        (1,562)        --             --               --            (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             5         --             --               --                 5
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         40             --               --                40
   Deferred income taxes.....................            --         --             --              477               477
   Policyholders liabilities.................            --         --            155               --               155
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2015................... $         674  $     (82) $        (213) $          (133) $            246
                                              =============  =========  =============  ===============  ================

BALANCE, JANUARY 1, 2014..................... $         607  $    (107) $        (245) $           (90) $            165
Net investment gains (losses) arising during
  the period.................................         1,606         --             --               --             1,606
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            18         --             --               --                18
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --        (15)            --               --               (15)
   Deferred income taxes.....................            --         --             --             (520)             (520)
   Policyholders liabilities.................            --         --           (123)              --              (123)
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2014................... $       2,231  $    (122) $        (368) $          (610) $          1,131
                                              =============  =========  =============  ===============  ================

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 810 issues at December 31, 2015 and the 601 issues at December 31, 2014 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                              ----------------------- --------------------- ---------------------
                                                            GROSS                  GROSS                 GROSS
                                                          UNREALIZED             UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ---------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $      359 $       73 $    3,450 $      202
  Private corporate..........................      1,926          102        184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305         --         --      3,538        305
  States and political subdivisions..........         19            1         --         --         19          1
  Foreign governments........................         73            7         39         11        112         18
  Commercial mortgage-backed.................         67            2        261         85        328         87
  Residential mortgage-backed................         11           --         29         --         40         --
  Asset-backed...............................         11           --         17          1         28          1
  Redeemable preferred stock.................         43           --         40          2         83          2
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    8,779 $        546 $      929 $      194 $    9,708 $      740
                                              ========== ============ ========== ========== ========== ==========
December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      687 $         18 $      794 $       33 $    1,481 $       51
  Private corporate..........................        627           11        254          9        881         20
  U.S. Treasury, government and agency.......        280            6        373         20        653         26
  States and political subdivisions..........         21           --         --         --         21         --
  Foreign governments........................         27            1         65          6         92          7
  Commercial mortgage-backed.................         37            2        355        140        392        142
  Residential mortgage-backed................         --           --         35         --         35         --
  Asset-backed...............................         --           --         20          1         20          1
  Redeemable preferred stock.................         42           --        169         10        211         10
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    1,721 $         38 $    2,065 $      219 $    3,786 $      257
                                              ========== ============ ========== ========== ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2015 and 2014 were $157 million and $146 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2015 and 2014, respectively, approximately $1,310 million and $1,788 million, or 4.2% and 5.8%, of the $31,201 million and $30,795 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $97 million and $85 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, the $194 million and $219 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2015 or 2014. As of December 31, 2015, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime;

   borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2015 and 2014, respectively, the Company owned $7 million and $8 million in RMBS backed by subprime residential mortgage loans, and $6 million and $7 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2015, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $8 million.

   At December 31, 2015 and 2014, respectively, the amortized cost of the Company's trading account securities was $6,866 million and $5,160 million with respective fair values of $6,805 million and $5,143 million. Also at December 31, 2015 and 2014, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $82 million and $197 million and costs of $72 million and $185 million as well as other equity securities with carrying values of $32 million and $38 million and costs of $34 million and $36 million.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2015 and 2014:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED
                                              --------------------------
                                              DECEMBER 31,  December 31,
                                                  2015          2014
                                              ------------  ------------
                                                    (IN MILLIONS)
Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        (63) $         --
Net investment gains (losses) recognized on
  securities sold during the period..........           20            22
                                              ------------  ------------
Unrealized and realized gains (losses) on
  trading securities.........................          (43)           22
Interest and dividend income from trading
  securities.................................           60            41
                                              ------------  ------------
Net investment income (loss) from trading
  securities................................. $         17  $         63
                                              ============  ============

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $16 million and $93 million at December 31, 2015 and 2014, respectively. Gross interest income on these loans included in net investment income (loss) totaled $1 million, $1 million and $2 million in 2015, 2014 and 2013, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $4 million and $7 million in 2015, 2014 and 2013, respectively. The TDR mortgage loan shown in the table below has been modified four times since 2011. The modifications were to extend the maturity from its original maturity of November 5, 2014 to December 5, 2016 and to extend interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $16 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2015

                                                        OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ----------------------------------
                                              OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                              -------- ---------------- -----------------
                                                             (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $             16 $              16

   There were no default payments on the above loan during 2015. There were no agricultural troubled debt restructuring mortgage loans in 2015.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2015, 2014 and 2013 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    37  $    42  $    34
   Charge-offs...............................     (32)     (14)      --
   Recoveries................................      (1)      --       (2)
   Provision.................................       2        9       10
                                              -------  -------  -------
Ending Balance, December 31,................. $     6  $    37  $    42
                                              =======  =======  =======

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     6  $    37  $    42
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2015, 2014 and 2013.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2015 and 2014, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2015

                                                          DEBT SERVICE COVERAGE RATIO
                                              ----------------------------------------------------
                                                                                            LESS    TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN   MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------- ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      533 $    -- $    102 $     12 $    24 $    -- $     671
50% - 70%....................................      1,392     353      741      853      77      --     3,416
70% - 90%....................................        141      --      206      134     124      46       651
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Commercial Mortgage Loans.............. $    2,129 $   353 $  1,049 $  1,045 $   225 $    46 $   4,847
                                              ========== ======= ======== ======== ======= ======= =========

AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      204 $   116 $    277 $    432 $   256 $    51 $   1,336
50% - 70%....................................        146      80      192      298     225      47       988
70% - 90%....................................         --      --        2        4      --      --         6
90% plus.....................................         --      --       --       --      --      --        --
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Agricultural Mortgage Loans............ $      350 $   196 $    471 $    734 $   481 $    98 $   2,330
                                              ========== ======= ======== ======== ======= ======= =========

TOTAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      737 $   116 $    379 $    444 $   280 $    51 $   2,007
50% - 70%....................................      1,538     433      933    1,151     302      47     4,404
70% - 90%....................................        141      --      208      138     124      46       657
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Mortgage Loans......................... $    2,479 $   549 $  1,520 $  1,779 $   706 $   144 $   7,177
                                              ========== ======= ======== ======== ======= ======= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2014

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
Commercial Mortgage Loans/(1)/                                       (In Millions)
0% - 50%..................................... $     335 $    -- $     -- $     59 $    34 $   -- $    428
50% - 70%....................................       963     440      872      839      54     --    3,168
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans.............. $   1,665 $   440 $    933 $  1,163 $   167 $   47 $  4,415
                                              ========= ======= ======== ======== ======= ====== ========

Agricultural Mortgage Loans/(1)/
0% - 50%..................................... $     184 $   100 $    232 $    408 $   206 $   50 $  1,180
50% - 70%....................................       143      87      201      223     204     47      905
70% - 90%....................................        --      --       --       --      --     --       --
90% plus.....................................        --      --       --       --      --     --       --
                                              --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans............ $     327 $   187 $    433 $    631 $   410 $   97 $  2,085
                                              ========= ======= ======== ======== ======= ====== ========

Total Mortgage Loans/(1)/
0% - 50%..................................... $     519 $   100 $    232 $    467 $   240 $   50 $  1,608
50% - 70%....................................     1,106     527    1,073    1,062     258     47    4,073
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans......................... $   1,992 $   627 $  1,366 $  1,794 $   577 $  144 $  6,500
                                              ========= ======= ======== ======== ======= ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2015 and 2014, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                              RECORDED
                                                                                                             INVESTMENT
                                                                                              TOTAL    (GREATER THAN) 90 DAYS
                                              30-59 60-89      90 DAYS                      FINANCING           AND
                                              DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES        ACCRUING
                                              ----- ----- ----------------- ----- -------- ----------- ----------------------
                                                                               (IN MILLIONS)
DECEMBER 31, 2015:
------------------

  Commercial................................. $  -- $  --           $    30 $  30 $  4,817  $    4,847             $       --
  Agricultural...............................    12     7                 4    23    2,307       2,330                      4
                                              ----- -----           ------- ----- --------  ----------             ----------
TOTAL MORTGAGE LOANS......................... $  12 $   7           $    34 $  53 $  7,124  $    7,177             $        4
                                              ===== =====           ======= ===== ========  ==========             ==========

December 31, 2014:
------------------

  Commercial................................. $  -- $  --           $    -- $  -- $  4,415  $    4,415             $       --
  Agricultural...............................     1     7                 3    11    2,074       2,085                      3
                                              ----- -----           ------- ----- --------  ----------             ----------
Total Mortgage Loans......................... $   1 $   7           $     3 $  11 $  6,489  $    6,500             $        3
                                              ===== =====           ======= ===== ========  ==========             ==========

   The following table provides information relating to impaired mortgage loans at December 31, 2015 and 2014, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                UNPAID                   AVERAGE       INTEREST
                                     RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                    INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                    ---------- ---------- ----------  --------------- ----------
                                                           (IN MILLIONS)
DECEMBER 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       46 $       46 $       --  $            15 $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       46 $       46 $       --  $            15 $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $       63 $       63 $       (6) $           137 $        4
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       63 $       63 $       (6) $           137 $        4
                                    ========== ========== ==========  =============== ==========

December 31, 2014:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       -- $       -- $       --  $            -- $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $       -- $       -- $       --  $            -- $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $      156 $      156 $      (37) $           148 $        2
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $      156 $      156 $      (37) $           148 $        2
                                    ========== ========== ==========  =============== ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,363 million and $1,490 million, respectively, at December 31, 2015 and 2014. The Company's total equity in net earnings (losses) for these limited partnership interests was $71 million, $206 million and $206 million, respectively, for 2015, 2014 and 2013.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps, equity options as well as repo transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, is intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. From time to time, the Company uses interest rate swaptions and other instruments to reduce the risk associated with minimum guarantees on these interest-sensitive contracts. At
   December 31, 2015 and 2014, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   In second quarter 2015, the Company entered into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned through the current year from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign inflation bonds as General Account investments and enters into asset swaps, to result in payment of the variable principal at maturity and semi-annual coupons of the bonds to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These asset swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   In third quarter of 2014, the Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               FAIR VALUE
                                                        ------------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES  EARNINGS (LOSS)
                                              --------- ----------- ------------ ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $         2 $          3 $           (84)
  Swaps......................................     1,359           8           21             (45)
  Options....................................     7,358       1,042          652              14
Interest rate contracts:/(1)/
  Floors.....................................     1,800          61           --              12
  Swaps......................................    13,718         351          108              (8)
  Futures....................................     8,685          --           --             (81)
  Swaptions..................................        --          --           --             118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442          16           38             (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263           5            4               7
                                                                                 ---------------
NET INVESTMENT INCOME (LOSS).................                                                (81)
                                                                                 ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --      10,570           --            (141)
GIB and GWBL and other features/(2)/.........        --          --          184             (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          310             (38)
                                              --------- ----------- ------------ ---------------

Balances, December 31, 2015.................. $  42,714 $    12,055 $      1,320 $          (260)
                                              ========= =========== ============ ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2014

                                                               Fair Value
                                                        ------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset     Liability       Reported In
                                               Amount   Derivatives Derivatives    Earnings (Loss)
                                              --------- ----------- ------------ ------------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,933 $         1 $          2 $             (522)
  Swaps......................................     1,169          22           15                (88)
  Options....................................     6,896       1,215          742                196
Interest rate contracts:/(1)/
  Floors.....................................     2,100         120           --                  9
  Swaps......................................    11,608         605           15              1,507
  Futures....................................    10,647          --           --                459
  Swaptions..................................     4,800          72           --                 37
Credit contracts:/(1)/
  Credit default swaps.......................     1,942           9           27                  4
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       149           2           --                  3
                                                                                 ------------------
Net investment income (loss).................                                                 1,605
                                                                                 ------------------

Embedded derivatives:
GMIB reinsurance contracts...................        --      10,711           --              3,964
GIB and GWBL and other features/(2)/.........        --          --          128               (128)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          380               (199)
                                              --------- ----------- ------------ ------------------
Balances, December 31, 2014.................. $  45,244 $    12,757 $      1,309 $            5,242
                                              ========= =========== ============ ==================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2015 are exchange-traded and net settled daily in cash. At December 31, 2015, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $276 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $33 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200, and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $49 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2015 and 2014, respectively, the Company held $655 million and $1,225 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2015 and 2014, respectively, were $5 million and $28 million, for which the Company posted collateral of $5 million and $36 million at December 31, 2015 and 2014, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2015 and 2014, the balance outstanding under reverse repurchase transactions was $79 million and $0 million, respectively. At December 31, 2015 and 2014, the balance outstanding under securities repurchase transactions was $1,890 million and $950 million, respectively. The Company utilized these repurchase agreements for asset liability management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in
   Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2015

                                                GROSS    GROSS AMOUNTS      NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE    PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS    BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                              (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    1,049 $           673 $             376
Interest rate contracts......................        389             104               285
Credit contracts.............................         14              37               (23)
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,452             814               638
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         20              --                20
                                              ---------- --------------- -----------------
  Total Derivatives..........................      1,472             814               658
Other financial instruments/(2)(4)/..........      1,271              --             1,271
                                              ---------- --------------- -----------------
  Other invested assets/(2)/................. $    2,743 $           814 $           1,929
                                              ========== =============== =================
Securities purchased under agreement to
  resell..................................... $       79 $            -- $              79
                                              ========== =============== =================

                                                GROSS    GROSS AMOUNTS     NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE   PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS   BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                             (IN MILLIONS)
LIABILITIES/(3)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      673 $           673 $              --
Interest rate contracts......................        104             104                --
Credit contracts.............................         37              37                --
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        814             814                --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --              --                --
                                              ---------- --------------- -----------------
  Total Derivatives..........................        814             814                --
Other financial liabilities..................      2,586              --             2,586
                                              ---------- --------------- -----------------
  Other liabilities.......................... $    3,400 $           814 $           2,586
                                              ========== =============== =================
Securities sold under agreement to repurchase $    1,890 $            -- $           1,890
                                              ========== =============== =================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2015

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
ASSETS/(1)/
Counterparty A............................... $                   52  $         --    $    (52)  $      --
Counterparty B...............................                      9            --          (7)          2
Counterparty C...............................                     61            --         (58)          3
Counterparty D...............................                    222            --        (218)          4
Counterparty E...............................                     53            --         (53)         --
Counterparty F...............................                     (2)           --           2          --
Counterparty G...............................                    129            --        (129)         --
Counterparty H...............................                     16           (11)         (5)         --
Counterparty I...............................                     44            --         (39)          5
Counterparty J...............................                     19            --         (13)          6
Counterparty K...............................                     17            --         (17)         --
Counterparty L...............................                      7            --          (7)         --
Counterparty M...............................                     11            --         (10)          1
Counterparty N...............................                     20            --          --          20
Counterparty Q...............................                     --            --          --          --
Counterparty T...............................                     (3)           --           3          --
Counterparty U...............................                     --            --           1           1
Counterparty V...............................                      3            --          (3)         --
                                              ----------------------    ------------   --------  ---------
  Total Derivatives.......................... $                  658  $        (11)   $   (605)  $      42
Other financial instruments/(2)(4)/..........                  1,271            --          --       1,271
                                              ----------------------    ------------   --------  ---------
  OTHER INVESTED ASSETS/(2)/................. $                1,929  $        (11)   $   (605)  $   1,313
                                              ======================    ============   ========  =========
Counterparty M............................... $                   28  $        (28)   $     --   $      --
Counterparty V...............................                     51           (51)         --          --
                                              ----------------------    ------------   --------  ---------
  Securities purchased under agreement to
   resell.................................... $                   79  $        (79)   $     --   $      --
                                              ======================    ============   ========  =========

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
LIABILITIES/(3)/
Counterparty D............................... $                  234  $       (234)   $     --          --
Counterparty C...............................                  1,033        (1,016)        (17)         --
Counterparty M...............................                    623          (611)        (12)         --
                                              ----------------------    ------------   --------  ---------
  Securities sold under agreement to
   repurchase................................ $                1,890  $     (1,861)   $    (29)  $      --
                                              ======================    ============   ========  =========

  /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2015
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90   GREATER THAN
                                               CONTINUOUS      DAYS     DAYS      90 DAYS     TOTAL
                                              ------------- ---------- -------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE
   U.S. Treasury and agency securities....... $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
SECURITIES PURCHASED UNDER AGREEMENT TO
RESELL
   Corporate securities...................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

  /(1)/Excludes Investment Management segment's $75 million of securities borrowed.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2014

                                                Gross    Gross Amounts    Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $    1,236  $         753   $          483
Interest rate contracts......................        755             12              743
Credit contracts.............................          7             27              (20)
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,998            792            1,206
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         40             --               40
                                              ----------  -------------   --------------
  Total Derivatives..........................      2,038            792            1,246
Other financial instruments/(2)/.............        852             --              852
                                              ----------  -------------   --------------
  Other invested assets/(2)/................. $    2,890  $         792   $        2,098
                                              ==========  =============   ==============

LIABILITIES/(3)/
Description
Derivatives:
Equity contracts............................. $      753  $         753   $           --
Interest rate contracts......................         12             12               --
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        765            765               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ----------  -------------   --------------
  Total Derivatives..........................        765            765               --
Other financial liabilities..................      2,939             --            2,939
                                              ----------  -------------   --------------
  Other liabilities.......................... $    3,704  $         765   $        2,939
                                              ----------  -------------   --------------
Securities sold under agreement to repurchase $      950  $          --   $          950
                                              ==========  =============   ==============

  /(1)/Excludes Investment Management segment's $8 million net derivative assets, $22 million long exchange traded options and $158 million of securities borrowed.
  /(2)/Includes $120 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $9 million net derivative liabilities, $7 million short exchange traded options and $34 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2014.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2014

                                                               Collateral (Received)/Held
                                                Net Amounts    ------------------------
                                              Presented in the  Financial                    Net
                                               Balance Sheets  Instruments       Cash      Amounts
                                              ---------------- -----------   -----------  ----------
                                                                  (In Millions)
ASSETS/(1)/
Counterparty A...............................  $            62  $       --   $       (62) $       --
Counterparty B...............................              102          --           (95)          7
Counterparty C...............................              111          --          (110)          1
Counterparty D...............................              228          --          (224)          4
Counterparty E...............................               60          --           (59)          1
Counterparty F...............................               63          --           (60)          3
Counterparty G...............................              145        (145)           --          --
Counterparty H...............................               31         (31)           --          --
Counterparty I...............................              136          --          (134)          2
Counterparty J...............................               28          --           (22)          6
Counterparty K...............................               44          --           (44)         --
Counterparty L...............................              113        (113)           --          --
Counterparty M...............................               76          --           (68)          8
Counterparty N...............................               40          --            --          40
Counterparty Q...............................                4          --            (4)         --
Counterparty T...............................                3          --            (3)         --
                                               ---------------  ----------   -----------  ----------
  Total Derivatives..........................  $         1,246  $     (289)  $      (885) $       72
Other financial instruments/(2)/.............              852          --            --         852
                                               ---------------  ----------   -----------  ----------
  Other invested assets/(2)/.................  $         2,098  $     (289)  $      (885) $      924
                                               ===============  ==========   ===========  ==========

LIABILITIES/(3)/
Counterparty D...............................  $           450  $     (450)  $        --          --
Counterparty C...............................              500        (500)           --          --
                                               ---------------  ----------   -----------  ----------
  Securities sold under agreement to
   repurchase................................  $           950  $     (950)  $        --  $       --
                                               ===============  ==========   ===========  ==========

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets and $158 million related to securities borrowed.
  /(2)/Includes $120 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of $10 million related to derivative liabilities and $34 million related to securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                2015      2014      2013
                                              --------  --------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $  1,420  $  1,431  $  1,462
Mortgage loans on real estate................      338       306       284
Repurchase agreement.........................        1        --        --
Other equity investments.....................       84       200       228
Policy loans.................................      213       216       219
Derivative investments.......................      (81)    1,605    (2,866)
Trading securities...........................       17        63        54
Other investment income......................       40        49        50
                                              --------  --------  --------
  Gross investment income (loss).............    2,032     3,870      (569)
Investment expenses..........................      (53)      (53)      (57)
Interest expense.............................       (3)       (2)       (3)
                                              --------  --------  --------
Net Investment Income (Loss)................. $  1,976  $  3,815  $   (629)
                                              ========  ========  ========

   For 2015, 2014 and 2013, respectively, Net investment income (loss) from derivatives included $474 million, $899 million and $(2,829) million of realized gains (losses) on contracts closed during those periods and $(555) million, $706 million and $(37) million of unrealized gains (losses) on derivative positions at each respective year end.

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
Fixed maturities............................. $  (17) $  (54) $  (75)
Mortgage loans on real estate................     (1)     (3)     (7)
Other equity investments.....................     (5)     (2)    (17)
Other........................................      3       1      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (20) $  (58) $  (99)
                                              ======  ======  ======

   For 2015, 2014 and 2013, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $5 million and $8 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,562 million and $3,562 million at December 31, 2015 and 2014, respectively. The Company annually tests this goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2015 and 2014, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $610 million and $610 million at December 31, 2015 and 2014, respectively and the accumulated amortization of these intangible assets was $439 million and $411 million at December 31, 2015 and 2014, respectively. Amortization expense related to the AB intangible assets totaled $28 million, $27 million and $24 million for 2015, 2014 and 2013, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2015 and 2014, respectively, net deferred sales commissions totaled $99 million and $118 million and are included within Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2015 net asset balance for each of the next five years is $41 million, $32 million, $21 million, $5 million and $0 million. The
   Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2015, the Company determined that the deferred sales commission asset was not impaired.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015, AB purchased additional shares of CPH, bringing AB's ownership interest to 85.0% as of December 31, 2015.

   On December 12, 2013, AB acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2015, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AB made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services exceed $5,000 million on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AB also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AB recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $157 million and $163 million at December 31, 2015 and 2014, respectively. Amortization of capitalized software in 2015, 2014 and 2013 were $55 million, $50 million and $119 million (including $45 million of accelerated amortization), respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2015     2014
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  7,363 $  7,537
Policyholder dividend obligation.............       81      201
Other liabilities............................      100      117
                                              -------- --------
Total Closed Block liabilities...............    7,544    7,855
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,426 and
  $4,829)....................................    4,599    5,143
Mortgage loans on real estate................    1,575    1,407
Policy loans.................................      881      912
Cash and other invested assets...............       49       14
Other assets.................................      258      176
                                              -------- --------
Total assets designated to the Closed Block..    7,362    7,652
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      182      203
Amounts included in accumulated other
  comprehensive income (loss):
Net unrealized investment gains (losses),
  net of deferred income tax (expense)
  benefit of $(36) and $(43) and
  policyholder dividend obligation of $(81)
  and $(201).................................       67       80
                                              -------- --------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $    249 $    283
                                              ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  262  $  273  $  286
Investment income (loss).....................    368     378     402
Net investment gains (losses)................      2      (4)    (11)
                                              ------  ------  ------
Total revenues...............................    632     647     677
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    576     597     637
Other operating costs and expenses...........      4       4       1
                                              ------  ------  ------
Total benefits and other deductions..........    580     601     638
                                              ------  ------  ------
Net revenues, before income taxes............     52      46      39
Income tax (expense) benefit.................    (18)    (16)    (14)
                                              ------  ------  ------
Net Revenues (Losses)........................ $   34  $   30  $   25
                                              ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                              (IN MILLIONS)
Balances, beginning of year.................. $  201  $  128
Unrealized investment gains (losses).........   (120)     73
                                              ------  ------
Balances, End of year........................ $   81  $  201
                                              ======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                               (IN MILLIONS)
Balance, beginning of year................... $  383  $  518
Contractholder bonus interest credits
  deferred...................................     17      15
Balance true-up..............................    174      --
Amortization charged to income...............    (40)   (150)
                                              ------  ------
Balance, End of Year......................... $  534  $  383
                                              ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2015 and 2014, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2015

                                                 LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ----------  ---------  --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  19,882  $     420 $   20,302
   U.S. Treasury, government and agency.......         --      8,775         --      8,775
   States and political subdivisions..........         --        459         45        504
   Foreign governments........................         --        414          1        415
   Commercial mortgage-backed.................         --         30        503        533
   Residential mortgage-backed/(1)/...........         --        640         --        640
   Asset-backed/(2)/..........................         --         37         40         77
   Redeemable preferred stock.................        258        389         --        647
                                               ----------  ---------  --------- ----------
     Subtotal.................................        258     30,626      1,009     31,893
                                               ----------  ---------  --------- ----------
  Other equity investments....................         97         --         49        146
  Trading securities..........................        654      6,151         --      6,805
  Other invested assets:
   Short-term investments.....................         --        369         --        369
   Swaps......................................         --        230         --        230
   Credit Default Swaps.......................         --        (22)        --        (22)
   Futures....................................         (1)        --         --         (1)
   Options....................................         --        390         --        390
   Floors.....................................         --         61         --         61
   Currency Contracts.........................         --          1         --          1
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (1)     1,029         --      1,028
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,150         --         --      2,150
Segregated securities.........................         --        565         --        565
GMIB reinsurance contracts....................         --         --     10,570     10,570
Separate Accounts' assets.....................    104,058      2,964        313    107,335
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  107,216  $  41,335  $  11,941 $  160,492
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     184 $      184
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        310         --        310
Contingent payment arrangements...............         --         --         31         31
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     310  $     215 $      525
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2014

                                                 Level 1    Level 2    Level 3     Total
                                               ----------  ---------  --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  21,840  $     380 $   22,220
   U.S. Treasury, government and agency.......         --      7,331         --      7,331
   States and political subdivisions..........         --        472         47        519
   Foreign governments........................         --        446         --        446
   Commercial mortgage-backed.................         --         20        715        735
   Residential mortgage-backed/(1)/...........         --        793          2        795
   Asset-backed/(2)/..........................         --         46         53         99
   Redeemable preferred stock.................        254        635         --        889
                                               ----------  ---------  --------- ----------
     Subtotal.................................        254     31,583      1,197     33,034
                                               ----------  ---------  --------- ----------
  Other equity investments....................        217         --         61        278
  Trading securities..........................        710      4,433         --      5,143
  Other invested assets:
   Short-term investments.....................         --        103         --        103
   Swaps......................................         --        597         --        597
   Credit Default Swaps.......................         --        (18)        --        (18)
   Futures....................................         (2)        --         --         (2)
   Options....................................         --        473         --        473
   Floors.....................................         --        120         --        120
   Currency Contracts.........................         --          1         --          1
   Swaptions..................................         --         72         --         72
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (2)     1,348         --      1,346
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,725         --         --      2,725
Segregated securities.........................         --        476         --        476
GMIB reinsurance contracts....................         --         --     10,711     10,711
Separate Accounts' assets.....................    107,539      3,072        260    110,871
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  111,443  $  40,912  $  12,229 $  164,584
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     128 $      128
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        380         --        380
Contingent payment arrangements...............         --         --         42         42
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     380  $     170 $      550
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2015 and 2014, respectively, the fair value of public fixed maturities is approximately $24,216 million and $24,779 million or approximately 16.2% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, the fair value of private fixed maturities is approximately $7,677 million and $8,255 million or approximately 5.1% and 5.4% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2015 and 2014, respectively, the net fair value of freestanding derivative positions is approximately $659 million and $1,243 million or approximately 64.1% and 92.3% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, investments classified as Level 1 comprise approximately 71.8% and 72.7% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2015 and 2014, respectively, investments classified as Level 2 comprise approximately 27.3% and 26.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2015 and 2014, respectively, approximately $673 million and $821 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2015 and 2014, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2015 and 2014, respectively, were approximately $119 million and $135 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $543 million and $770 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2015 and 2014, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $123 million and $147 million at December 31, 2015 and 2014, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2015. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   In 2014, AFS fixed maturities with fair values of $82 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $15 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.50% of total equity at December 31, 2014.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2015 and 2014, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                STATE AND
                                                                POLITICAL               COMMERCIAL    RESIDENTIAL
                                                                  SUB-        FOREIGN   MORTGAGE-      MORTGAGE-       ASSET-
                                                  CORPORATE     DIVISIONS      GOVTS      BACKED        BACKED         BACKED
                                                ------------  -------------  ---------  ----------  ---------------  ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        380  $          47  $      --  $      715  $             2  $      53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            3             --         --           1               --         --
     Investment gains (losses), net............            2             --         --         (38)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            5             --         --         (37)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............          (25)            (1)        --          64               --         (4)
Purchases/(3)/.................................           60             --          1          --               --         --
Sales/(4)/.....................................          (38)            (1)        --        (175)              (2)        (9)
Transfers into Level 3/(1)/....................           99             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (61)            --         --         (64)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2015..................... $        420  $          45  $       1  $      503  $            --  $      40
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2014....................... $        291  $          46  $      --  $      700  $             4  $      83
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --           2               --         --
     Investment gains (losses), net............            3             --         --         (89)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal..................................... $          5  $          --  $      --  $      (87) $            --  $      --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............            6              2         --         135               --          7
Purchases/(3)/.................................          162             --         --          --               --         --
Sales/(4)/.....................................          (30)            (1)        --         (20)              (2)       (37)
Transfers into Level 3/(1)/....................           15             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (69)            --         --         (13)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2014..................... $        380  $          47  $      --  $      715  $             2  $      53
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2013....................... $        355  $          50  $      19  $      900  $             9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --          --               --         --
     Investment gains (losses), net............            5             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            7             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............           (1)            (3)        (2)         13               (1)         3
Purchases/(3)/.................................           70             --         --          31               --         --
Sales/(4)/.....................................         (150)            (1)       (17)       (160)              (4)       (22)
Transfers into Level 3/(1)/....................           20             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (10)            --         --         (16)              --        (11)
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2013..................... $        291  $          46  $      --  $      700  $             4  $      83
                                                ============  =============  =========  ==========  ===============  =========

                                                 REDEEM-                                              GWBL
                                                  ABLE                         GMIB      SEPARATE   AND OTHER  CONTINGENT
                                                PREFERRED    OTHER EQUITY   REINSURANCE  ACCOUNTS   FEATURES     PAYMENT
                                                  STOCK      INVESTMENTS       ASSET      ASSETS    LIABILITY  ARRANGEMENT
                                               ----------  ---------------  -----------  --------  ----------  -----------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2015...................... $       --  $            61  $    10,711  $    260  $      128           42
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --               --           --        --          --           --
   Investment gains (losses), net.............         --                5           --        36          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --         (327)       --          --           --
   Policyholders' benefits....................         --               --           --        --        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal.................................         --                5         (327)       36        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income (loss)...........         --                2           --        --          --           --
Purchases/(2)/................................         --                1          228        26         186           --
Sales/(3)/....................................         --              (20)         (42)       (2)         --          (11)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               --           --        (2)         --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2015.................... $       --  $            49  $    10,570  $    313  $      184           31
                                               ==========  ===============  ===========  ========  ==========   ==========

BALANCE, JANUARY 1, 2014...................... $       15  $            52  $     6,747  $    237  $       --           38
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --                3           --        --          --           --
   Investment gains (losses), net.............         --                1           --        15          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --        3,774        --          --           --
   Policyholders' benefits....................         --               --           --        --          (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal................................. $       --  $             4  $     3,774  $     15  $       (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income(loss)............         --               --           --        --          --           --
Purchases/(2)/................................         --                8          225        16         136            9
Sales/(3)/....................................        (15)              (1)         (35)       (3)         --           (5)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               (2)          --        --          --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2014.................... $       --  $            61  $    10,711  $    260  $      128           42
                                               ==========  ===============  ===========  ========  ==========   ==========

                                                Redeem-                                                         GWBL
                                                 able                    Other        GMIB        Separate    and Other
                                               Preferred Other Equity   Invested   Reinsurance    Accounts    Features
                                                 Stock   Investments     Assets       Asset        Assets     Liability
                                               --------- ------------  ---------  -------------  ----------  ----------
                                                                             (In Millions)
BALANCE, JANUARY 1, 2013...................... $      15 $         77  $      (2) $      11,044  $      224  $      265
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net Investment Income (loss)...............                     10
   Investment gains (losses), net.............        --           (7)        --             --          10          --
   Increase (decrease) in the fair value of
     reinsurance contracts....................        --           --         --         (4,496)         --          --
   Policyholders' benefits....................        --           --         --             --          --        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
     Subtotal.................................        --            3         --         (4,496)         10        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
  Other comprehensive income (loss)...........        --           --          2             --          (1)         --
Purchases/(2)/................................        --            4         --            237           6          86
Sales/(3)/....................................        --           (3)        --            (38)         (3)         --
Settlements/(4)/..............................        --           --         --             --          (2)         --
Transfers into Level 3/(1)/...................        --           --         --             --           3          --
Transfers out of Level 3/(1)/.................        --          (29)        --             --          --          --
                                               --------- ------------  ---------  -------------  ----------  ----------
BALANCE, DECEMBER 31, 2013.................... $      15 $         52  $      --  $       6,747  $      237  $       --
                                               ========= ============  =========  =============  ==========  ==========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2015 and 2014 by category for Level 3 assets and liabilities still held at December 31, 2015 and 2014, respectively:

                                                                EARNINGS (LOSS)
                                                -----------------------------------------------
                                                                                 INCREASE
                                                   NET                       (DECREASE) IN THE
                                                INVESTMENT   INVESTMENT        FAIR VALUE OF                    POLICY-
                                                  INCOME        GAINS           REINSURANCE                     HOLDERS'
                                                  (LOSS)    (LOSSES), NET        CONTRACTS            OCI       BENEFITS
                                                ---------- --------------- --------------------  ------------  ----------
                                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2015
STILL HELD AT DECEMBER 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $        (25) $       --
     State and political subdivisions..........         --              --                   --            (2)         --
     Commercial mortgage-backed................         --              --                   --            61          --
     Asset-backed..............................         --              --                   --            (4)         --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $         30  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                 (141)           --          --
   Separate Accounts' assets...................         --              36                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         184
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            36 $               (141) $         30  $      184
                                                ========== =============== ====================  ============  ==========

Level 3 Instruments
Full Year 2014
Still Held at December 31, 2014
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $          6  $       --
     State and political subdivisions..........         --              --                   --             2          --
     Commercial mortgage-backed................         --              --                   --           112          --
     Asset-backed..............................         --              --                   --             7          --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $        127  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                3,964            --          --
   Separate Accounts' assets...................         --              15                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         128
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            15 $              3,964  $        127  $      128
                                                ========== =============== ====================  ============  ==========

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2015 and 2014, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2015

                                 FAIR         VALUATION
                                 VALUE        TECHNIQUE        SIGNIFICANT UNOBSERVABLE INPUT       RANGE
                                ------- ---------------------- ------------------------------ -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:

   Corporate................... $    61 Matrix pricing model                  Spread over the
                                                                            industry-specific
                                                                        benchmark yield curve 50 BPS - 565 BPS

                                    154 Market comparable                    EBITDA multiples   7.8X - 19.1X
                                          companies                             Discount rate   7.0% - 12.6%
                                                                          Cash flow Multiples   14.0X - 16.5X
---------------------------------------------------------------------------------------------------------------

   Asset-backed................       3 Matrix pricing model                 Spread over U.S.
                                                                               Treasury curve 30 BPS - 687 BPS
---------------------------------------------------------------------------------------------------------------

Other equity investments.......      10 Market comparable                    Revenue multiple    2.5X - 4.8X
                                          companies                    Marketability Discount       30.0%
---------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     271 Third party appraisal             Capitalization rate       4.9%
                                                                     Exit capitalization rate       5.9%
                                                                                Discount rate       6.7%

                                      7 Discounted cash flow                 Spread over U.S.
                                                                               Treasury curve
                                                                       Gross domestic product 280 BPS - 411 BPS
                                                                                         rate   0.0% - 1.09%
                                                                              Discount factor    2.3% - 5.9%
---------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  10,570 Discounted cash flow                      Lapse Rates    0.6% - 5.7%
                                                                             Withdrawal rates    0.2% - 8.0%
                                                                       GMIB Utilization Rates    0.0% - 15%
                                                                         Non-performance risk  5 BPS - 18 BPS
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................     120 Discounted cash flow                      Lapse Rates    1.0% - 5.7%
                                                                             Withdrawal rates    0.0% - 7.0%
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2014

                                Fair         Valuation
                                Value        Technique         Significant Unobservable Input         Range
                               ------- ---------------------- --------------------------------- -----------------
                                                             (In Millions)
ASSETS:
Investments:
Fixed maturities,
  available-for-sale:

   Corporate.................. $    75 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 BPS - 590 BPS

                                   132 Market comparable
                                         companies                                Discount rate   11.2% - 15.2%
-----------------------------------------------------------------------------------------------------------------

   Asset-backed...............       5 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 BPS - 687 BPS
-----------------------------------------------------------------------------------------------------------------

Other equity investments......      20 Market comparable                       Revenue multiple    2.0X - 3.5X
                                         companies                                Discount rate       18.0%
                                                                                 Discount years         2
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     234 Third party appraisal                Capitalization rate       5.2%
                                                                       Exit capitalization rate       6.2%
                                                                                  Discount rate       7.1%

                                     7 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product 238 BPS - 395 BPS
                                                                                           rate    0.0% - 2.4%
                                                                                Discount factor    1.3% - 5.4%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts....  10,711 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.2% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 15.0%
                                                                           Non-performance risk  5 BPS - 16 BPS
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL /(1)/...............     107 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.0% - 7.0%
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2015 and 2014, respectively, are approximately $865 million and $1,045 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 63.1% and 68.8% of total assets classified as Level 3 and represent only 0.6% and 0.7% of total assets measured at fair value on a recurring basis at December 31, 2015 and 2014 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2015 and 2014, respectively, are approximately $215 million and $207 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 51.2% and 54.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2015 and 2014, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2015 and 2014, are approximately 7.5% and 9.4%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AB for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2015 and 2014, respectively, are approximately $32 million and $31 million private venture capital fund-of-fund investments of AB for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2015 and 2014, AB's aggregate unfunded commitments to these investments were approximately $3 million and $3 million, respectively.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2015 and 2014, primarily consist of a private real estate fund with a fair value of approximately $271 million and $234 million, a private equity investment with a fair value of approximately $2 million and $2 million and mortgage loans with fair value of approximately $5 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $28 million and $7 million at December 31, 2015 and $11 million and $8 million at December 31, 2014, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $31 million and $42 million as of December 31, 2015 and 2014, respectively) are currently valued using projected AUM growth rates with a weighted average of 46.0%, revenue growth rates with a weighted average of 43.0%, and discount rates of 3.0% (using a cost of debt assumption). During the fourth quarters of 2015 and 2014, AB recorded changes in estimates of the contingent consideration payable relating to recent acquisitions of $7 million and $4 million, respectively.

   The carrying values and fair values at December 31, 2015 and 2014 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                   FAIR VALUE
                                              CARRYING ----------------------------------
                                               VALUE   LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              -------- ------- -------- -------- --------
                                                             (IN MILLIONS)
December 31, 2015:
MORTGAGE LOANS ON REAL ESTATE................ $  7,171 $    -- $     -- $  7,257 $  7,257
LOANS TO AFFILIATES..........................    1,087      --      795      390    1,185
POLICYHOLDERS LIABILITIES: INVESTMENT
  CONTRACTS..................................    7,825      --       --    7,930    7,930
POLICY LOANS.................................    3,393      --       --    4,343    4,343
SHORT-TERM DEBT..............................      584      --      584       --      584
SEPARATE ACCOUNT LIABILITIES.................    5,124      --       --    5,124    5,124
December 31, 2014:
Mortgage loans on real estate................ $  6,463 $    -- $     -- $  6,617    6,617
Loans to affiliates..........................    1,087      --    1,203       --    1,203
Policyholders liabilities: Investment
  contracts..................................    2,799      --       --    2,941    2,941
Policy loans.................................    3,408      --       --    4,406    4,406
Short-term debt..............................      688      --      700       --      700
Separate Account Liabilities.................    5,019      --       --    5,019    5,019

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and FHLBNY funding agreements and escrow shield plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2013................... $  1,772  $  4,561  $  6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013.................    1,626     4,203     5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015................. $  2,986  $  5,297  $  8,283
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                                 -------------
                                                                 (IN MILLIONS)
Balance at January 1, 2013...................................... $         844
  Paid guarantee benefits.......................................          (109)
  Other changes in reserve......................................            56
                                                                 -------------
Balance at December 31, 2013....................................           791
  Paid guarantee benefits.......................................          (114)
  Other changes in reserve......................................           155
                                                                 -------------
Balance at December 31, 2014....................................           832
  Paid guarantee benefits.......................................          (148)
  Other changes in reserve......................................           746
                                                                 -------------
Balance at December 31, 2015.................................... $       1,430
                                                                 =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2015 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN OF
                                                PREMIUM    RATCHET   ROLL-UP     COMBO     TOTAL
                                               ---------  --------  ---------  ---------  -------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $  13,037  $    132  $      78  $     244  $13,491
   Separate Accounts.......................... $  38,438  $  8,570  $   3,472  $  34,160  $84,640
  Net amount at risk, gross................... $     397  $    422  $   2,389  $  15,872  $19,080
  Net amount at risk, net of amounts
   reinsured.................................. $     397  $    302  $   1,616  $   6,743  $ 9,058
  Average attained age of contractholders.....      51.1      65.4       71.7       66.4     55.0
  Percentage of contractholders over age 70...       9.0%     35.4%      58.1%      38.2%    16.6%
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

GMIB:
-----
  Account values invested in:
   General Account............................       N/A       N/A  $      41  $     351  $   392
   Separate Accounts..........................       N/A       N/A  $  15,467  $  41,092  $56,559
  Net amount at risk, gross...................       N/A       N/A  $   1,179  $   6,232  $ 7,411
  Net amount at risk, net of amounts
   reinsured..................................       N/A       N/A  $     351  $   1,561  $ 1,912
  Weighted average years remaining until
   annuitization..............................       N/A       N/A        1.4        1.9      1.9
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $494 million and $508 million at December 31, 2015 and 2014, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   In-force management

   The Company continues to proactively manage its in-force business. For example:

      . GMIB/GWBL LUMP SUM OPTION. In 2015, the Company added a lump sum option to certain contracts with GMIB and GWBL benefits. Prior to the addition of this option, if an eligible contractholder's adjusted account value fell to zero, the contractholder would automatically receive a stream of payments over his or her lifetime. With this option, eligible contractholders now have the ability to receive a percentage of the present value of those lifetime payments in a one-time lump sum payment.

      . GMDB/GMIB BUYBACK. Beginning in 2012, the Company initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. Most recently in 2015, the Company initiated a program to give contractholders an option to elect a full buyout of their rider or a new partial
          (50%) buyout of their rider.

   The Company believes that the lump sum option and buyback programs are mutually beneficial to both the Company and contractholders who no longer need or want the GMDB, GMIB or GWBL rider. As a result of the 2015 buyback program, the Company is assuming a change in the short-term behavior of remaining contractholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term. The Company is also incorporating the expectation that some contractholders will utilize the new lump sum option product feature.

   Due to the difference in accounting recognition between the GMDB/GMIB and GWBL reserves and the fair value of the GMIB reinsurance contract asset, the net impact of the addition of the lump sum option to certain contracts and the 2015 buyback offer is an after-tax loss of $247 million, which was recognized in 2015. The net impact of a 2013 buyback that completed in 2014 was an after-tax loss of $29 million and $20 million to Net earnings in 2014 and 2013, respectively. For additional information, see "Accounting for VA Guarantee Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              ------------------
                                                2015     2014
                                              -------- ---------
                                                (IN MILLIONS)
GMDB:
-----
Equity....................................... $ 66,230 $  67,108
Fixed income.................................    2,686     3,031
Balanced.....................................   15,350    17,505
Other........................................      374       404
                                              -------- ---------
Total........................................ $ 84,640 $  88,048
                                              ======== =========

GMIB:
-----
Equity....................................... $ 43,874 $  43,850
Fixed income.................................    1,819     1,988
Balanced.....................................   10,696    12,060
Other........................................      170       186
                                              -------- ---------
Total........................................ $ 56,559 $  58,084
                                              ======== =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2015, the total account value and net amount at risk of the hedged variable annuity contracts were $50,333 million and $7,841 million, respectively, with the GMDB feature and $32,740 million and $1,560 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2013................... $     556 $      (310) $    246
  Other changes in reserves..................       273        (131)      142
                                              --------- -----------  --------
Balance at December 31, 2013.................       829        (441)      388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015................. $   1,084 $      (539) $    545
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and$30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2015, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 4.1% and 48.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 19.6% and 54.6%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2015 and 2014 were $10,570 million and $10,711 million, respectively. The increases (decreases) in fair value were $(141) million, $3,964 million and $(4,297) million for 2015, 2014 and 2013, respectively.

   At December 31, 2015 and 2014, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,367 million, of which $2,005 million and $2,069 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Paul Revere Life Insurance Company (A rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2015 and 2014, affiliated reinsurance recoverables related to insurance contracts amounted to $2,009 million and $1,684 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $131 million and $74 million, at December 31, 2015 and 2014, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $92 million and $110 million at December 31, 2015 and 2014, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2015 and 2014 were $744 million and $757 million, respectively.

   For affiliated reinsurance agreements see Note 11 "Related Party
   Transactions."

   The following table summarizes the effect of reinsurance:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  820  $  844  $  848
Reinsurance assumed..........................    207     211     213
Reinsurance ceded............................   (539)   (541)   (565)
                                              ------  ------  ------
Premiums..................................... $  488  $  514  $  496
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  279  $  270  $  247
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  527  $  726  $  703
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $80 million and $78 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, $1,652 million and $1,714 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2015  2014  2013
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $  11 $  14 $  15
Incurred benefits related to prior years.....    22    16    10
                                              ----- ----- -----
Total Incurred Benefits...................... $  33 $  30 $  25
                                              ===== ===== =====
Benefits paid related to current year........ $  18 $  20 $  19
Benefits paid related to prior years.........    13    11    13
                                              ----- ----- -----
Total Benefits Paid.......................... $  31 $  31 $  32
                                              ===== ===== =====

10)SHORT-TERM DEBT

   Short-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2015   2014
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
AB:
  Commercial paper (with interest rates of
   0.5% and 0.3%)............................ $  584 $  489
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     --    200
                                              ------ ------
Total short-term debt........................ $  584 $  689
                                              ====== ======

   Short-term Debt

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB's and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2015, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   As of December 31, 2015 and 2014, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2015 and 2014, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $200 million, with AB named as an additional borrower, while one has no stated limit. As of December 31, 2015 and 2014, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new $382 million, seven year term loan with an interest rate of 4.0% was issued.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   Other Transactions

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see Note 12.

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life"), equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million. MONY Life was a subsidiary of AXA Financial through October 1, 2013.

   The Company reimburses AXA Financial for expenses related to certain employee compensation and benefits. Such reimbursement is based on the cost to AXA Financial of the benefits provided which totaled $20 million, $29 million and $40 million, respectively, for 2015, 2014 and 2013.

   In 2015, 2014 and 2013, respectively, the Company paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $603 million, $616 million and $621 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $321 million, $325 million and $345 million, respectively, for their applicable share of operating expenses in 2015, 2014 and 2013, pursuant to Service agreement.

   AXA Distributors received $13 million, $2 million and $2 million in commissions and fees for the sale of MONY Life Insurance Company of America ("MONY America") insurance products in 2015, 2014 and 2013, respectively. AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona Company ("AXA Arizona"), a wholly-owned subsidiary of AXA Financial.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2015 and 2014, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,741 million and $8,560 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2015, 2014 and 2013 related to the UL and no lapse guarantee riders totaled approximately $453 million, $453 million and $474 million, respectively. Ceded claims paid in 2015, 2014 and 2013 were $54 million, $83 million and $70 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,099 million at December 31, 2015) and/or letters of credit ($3,205 million at December 31, 2015). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2015, 2014 and 2013 totaled approximately $21 million, $22 million and $21 million, respectively. Claims and expenses paid in 2015, 2014 and 2013 were $5 million, $10 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. The reinsurance agreement was approved by the NYDFS with a retroactive effective date of January 1, 2015 and is due to expire on December 31, 2024. Premiums and expenses associated with the reinsurance agreement were $4 million in 2015.

   AXA Equitable provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with certain AXA Financial subsidiaries and affiliates to conduct their business. The associated costs related to the service agreement are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company. As a result of such allocations, AXA Equitable was reimbursed $94 million, $75 million and $148 million for 2015, 2014 and 2013, respectively.

   Both AXA Equitable and AB, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AB incurred expenses under such agreements of approximately $164 million, $173 million and $165 million in 2015, 2014 and 2013, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $14 million, $15 million and $24 million in 2015, 2014 and 2013, respectively. The net receivable (payable) related to these contracts was approximately $1 million and $3 million at December 31, 2015 and 2014, respectively.

   During 2015, 2014 and 2013 AXA Equitable FMG earned $707 million,
   $711 million and $690 million, respectively of Investment management and administrative fees from EQAT, VIP Trust, 1290 Funds (since inception in
   2014) and Other AXA Trusts. Accounts receivable from these transactions were $47 million and $48 million at December 31, 2015 and 2014, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                                 2015     2014     2013
                                               -------- -------- --------
                                                     (IN MILLIONS)
Investment advisory and services fees......... $  1,056 $  1,062 $  1,010
Distribution revenues.........................      415      433      455
Other revenues -- shareholder servicing fees..       85       91       91
Other revenues -- other.......................        5        6        6

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $18 million, $18 million and $0 million in 2015, 2014 and 2013, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees) and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under the AXA Equitable QP would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   Measurement Date

   The Company uses a December 31 measurement date for its pension plans.

   Contributions and Funding Policy

   For 2015, no cash contributions were made by AXA Equitable and AB to their respective qualified pension plans. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2015, no minimum contribution is required to be made to either plan in 2016 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2016. Similarly, AB currently does not plan to make a contribution to its pension plan during 2016.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
Service cost................................. $     8  $     9  $    40
Interest cost................................      93      107       99
Expected return on assets....................    (159)    (155)    (155)
Actuarial (gain) loss........................       1        1        1
Net amortization.............................     110      111      155
Curtailment..................................      --       --        3
                                              -------  -------  -------
Net Periodic Pension Expense................. $    53  $    73  $   143
                                              =======  =======  =======

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Projected benefit obligation, beginning of
  year....................................... $ 2,657  $ 2,463
Service cost.................................      --       --
Interest cost................................      93      107
Actuarial (gains) losses.....................      (6)     264
Benefits paid................................    (169)    (177)
Plan amendments and curtailments.............       1       --
                                              -------  -------
  Projected Benefit Obligation...............   2,576    2,657
Transfer to AXA Financial....................  (2,447)      --
                                              -------  -------
Projected Benefit Obligation, End of Year.... $   129  $ 2,657
                                              =======  =======

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Pension plan assets at fair value, beginning
  of year.................................... $ 2,473  $ 2,401
Actual return on plan assets.................      24      250
Contributions................................      --        6
Benefits paid and fees.......................    (175)    (184)
                                              -------  -------
Pension plan assets at fair value, end of
  year.......................................   2,322    2,473
PBO, immediately preceding the Transfer to
  AXA Financial..............................   2,576    2,657
                                              -------  -------
  Excess of PBO Over Pension Plan Assets,
   immediately preceding the Transfer to AXA
   Financial.................................    (254)    (184)
Transfer to AXA Financial.................... $   211  $    --
                                              -------  -------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $   (43) $  (184)
                                              =======  =======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $43 million and $184 million at December 31, 2015 and 2014, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $2,576 million and $2,322 million, respectively, at December 31, 2015 and $2,657 million and $2,473 million, respectively, at December 31, 2014.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2015 and 2014 that have not yet been recognized by AXA Equitable as components of net periodic pension cost. Not shown in the table at December 31, 2015 is approximately $1,193 million unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI transferred to AXA Financial due to the Assumption Transaction.

                                              DECEMBER 31,
                                              -------------
                                              2015   2014
                                              ----- -------
                                              (IN MILLIONS)
Unrecognized net actuarial (gain) loss....... $  49 $ 1,144
Unrecognized prior service cost (credit).....     1      --
                                              ----- -------
  Total...................................... $  50 $ 1,144
                                              ===== =======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $340,000 and $0, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   2015 -- Immediately following the Assumption Transaction, the total fair value of plan assets for the qualified pension plans of the Company at December 31, 2015 was approximately $86 million, all supporting the AB qualified retirement plan.

   2014 -- The tables below disclose the allocation of the approximately $2,473 million fair value of total plan assets for the qualified pension plans of the Company and their level of observability within the fair value hierarchy at December 31, 2014. At December 31, 2014, assets classified as Level 1, Level 2 and Level 3 comprised approximately 32.4%, 57.6% and 10.0%, respectively, of qualified pension plan assets. During 2014, there were no transfers in/out of the Level 3 plan asset classification; activity in Level 3 consisted only of actual returns of approximately $22 million on those assets. Except for an investment at December 31, 2014 of approximately $1 million in a private REIT through a pooled separate account, there were no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

                                              DECEMBER 31,
                                              ------------
                                               2015   2014
                                              -----  -----
Fixed Maturities.............................  24.0%  49.4%
Equity Securities............................  56.0   38.8
Equity real estate...........................    --    9.8
Cash and short-term investments..............    --    1.3
Other........................................  20.0    0.7
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- ------
                                                      (IN MILLIONS)
DECEMBER 31, 2015:
ASSET CATEGORIES
Fixed Maturities:
  Other structured debt...................... $    -- $     9 $    -- $    9
Common and preferred equity..................      24      --      --     24
Mutual funds.................................      43      --      --     43
Private real estate investment trusts........      --      10      --     10
                                              ------- ------- ------- ------
   Total..................................... $    67 $    19 $    -- $   86
                                              ======= ======= ======= ======

                                              Level 1 Level 2  Level 3  Total
                                              ------- -------- ------- --------
                                                        (In Millions)
December 31, 2014:
Asset Categories
Fixed Maturities:
  Corporate.................................. $    -- $    833 $    -- $    833
  U.S. Treasury, government and agency.......      --      358      --      358
  States and political subdivisions..........      --       18      --       18
  Other structured debt......................      --        9       3       12
Common and preferred equity..................     743      177      --      920
Mutual funds.................................      46       --      --       46
Private real estate investment funds.........      --       --       1        1
Private real estate investment trusts........      --       10     242      252
Cash and cash equivalents....................      13       --      --       13
Short-term investments.......................      --       20      --       20
                                              ------- -------- ------- --------
   Total..................................... $   802 $  1,425 $   246 $  2,473
                                              ======= ======== ======= ========

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes by varying the asset allocation of a portfolio through investment in the overlay portfolios.

   Discount Rate and Other Assumptions

   The discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2015 and 2014. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                                                    DECEMBER 31,
                                                                    -----------
                                                                    2015   2014
                                                                    -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding Transfer to AXA
     Financial..................................................... 3.98%    N/A
   Other AXA Equitable defined benefit plans....................... 3.66%    N/A
   AB Qualified Retirement Plan....................................  4.3%    N/A
  Benefits obligations (aggregate methodology for 2014)............   N/A   3.6%
  Periodic cost....................................................  3.6%   3.6%

Rates of compensation increase:
  Benefit obligation............................................... 6.00%  6.00%
  Periodic cost.................................................... 6.46%  6.00%

Expected long-term rates of return on pension plan assets
  (periodic cost).................................................. 6.75%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $6 million, $10 million and $10 million for 2015, 2014 and 2013, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2016, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2015 and include benefits attributable to estimated future employee service.

                                                                     PENSION
                                                                    BENEFITS
                                                                  --------------
                                                                  (IN MILLIONS)

2016............................................................. $            6
2017.............................................................              4
2018.............................................................              5
2019.............................................................              6
2020.............................................................              5
Years 2021 - 2025................................................             36

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2015, 2014 and 2013 for share-based payment arrangements as further described herein are as follows:

                                              2015  2014  2013
                                              ----- ----- ----
                                                (IN MILLIONS)
Performance Units/Shares..................... $  18 $  10 $ 43
Stock Options................................     1     1    2
AXA Shareplan................................    16    10   13
AB Stock Options.............................    --    --   (4)
AB Restricted Units..........................   174   171  286
Other Compensation plans/(1)/................     2    --   --
                                              ----- ----- ----
Total Compensation Expenses.................. $ 211 $ 192 $340
                                              ===== ===== ====

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Share Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted stock options in years prior to 2014.

   Performance Units and Performance Shares

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015, the expense associated with the June 19, 2015 grant of performance shares were $8 million.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of 2,273,008 performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 2 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015 and 2014, the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million and $9 million, respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 986,580 performance units earned under the terms of the AXA Performance Unit Plan 2011.

   2013 GRANT. On March 22, 2013, under the terms of the 2013 Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. 119.58% of the unearned performance shares were earned based on the performance of AXA and the insurance-related business of AXA Financial Group. The earned performance shares will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2015, 2014 and 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $7 million, $2 million and $11 million, respectively.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   For 2015, 2014 and 2013, the Company recognized compensation costs of $18 million, $10 million and $43 million, respectively, for performance shares and units earned to date. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2015 and 2014 was $0 and $58 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2016 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2015 GRANT. On June 19, 2015, 442,885 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 244,597 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $333,000.

   2014 GRANT. On March 24, 2014, 395,720 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 214,174 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015 and 2014, the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $216,000 and $345,000, respectively.

   2013 GRANT On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, 2014 and 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $71,000, $131,000 and $357,000, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2015 follows:

                                                                             Options Outstanding
                                              ----------------------------------------------------------------------------------
                                                   AXA Ordinary Shares            AXA ADRs/(3)/            AB Holding Units
                                              ----------------------------   ------------------------ --------------------------
                                                               Weighted                    Weighted                    Weighted
                                                Number         Average         Number      Average        Number       Average
                                              Outstanding      Exercise      Outstanding   Exercise     Outstanding    Exercise
                                              (In 000's)        Price        (In 000's)     Price       (In 000's)      Price
                                              -----------  ---------------   -----------  ----------- --------------  ----------

Options Exercisable at January 1, 2015.......    16,837.9  (Euro)    21.39       1,105.2  $     25.53        5,942.4  $    45.03
Options granted..............................       444.0  (Euro)    22.90            --  $        --           29.1  $    31.74
Options exercised............................    (4,196.7) (Euro)    18.26        (510.7) $     25.33         (541.1) $    17.06
Options forfeited, net.......................      (483.1) (Euro)    22.75        (553.5) $     25.59          (23.1) $    89.95
Options expired/reinstated...................          --               --            --           --           (8.8) $    45.45
                                              -----------                    -----------              --------------
Options Outstanding at December 31, 2015.....    12,602.1  (Euro)    21.39          41.0  $     27.28        5,398.5  $    47.59
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)    --/(2)/              $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................         3.0                           2.36                        2.90
                                              ===========                    ===========              ==============
Options Exercisable at December 31, 2015.....    10,074.6  (Euro)    22.50          40.9  $     27.28        4,736.7       43.04
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)       --                $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................        2.48                           2.36                        2.90
                                              ===========                    ===========              ==============

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2015 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from exercises of stock options in 2015 was $13 million. The intrinsic value related to exercises of stock options during 2015, 2014 and 2013 were approximately $200,000, $3 million and $14 million respectively, resulting in amounts currently deductible for tax purposes of approximately $70,000, $1 million, and $5 million, respectively, for the periods then ended. In 2015, 2014 and 2013, windfall tax benefits of approximately $70,000, $1 million and $5 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2015, AXA Financial held 2,262 AXA ordinary shares in treasury at a weighted average cost of $24.86 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2015, 2014 and 2013, respectively.

                                                   AXA Ordinary Shares             AB Holding Units
                                              ----------------------------  ------------------------------
                                                2015      2014      2013      2015     2014       2013
                                              --------  --------  --------  -------  -------  ------------

Dividend yield...............................     6.29%     6.38%     7.52%     7.1%     8.4%  8.0 - 8.3%
Expected volatility..........................    23.68%    29.24%    31.27%    32.1%    48.9% 49.7 - 49.8%
Risk-free interest rates.....................     0.92%     1.54%     1.34%     1.5%     1.5%  0.8 - 1.7%
Expected life in years.......................      8.2       8.2       7.7      6.0      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   1.73  $   2.89  $   1.79  $  4.13  $  4.78  $       5.44

   For 2015, 2014 and 2013, the Company recognized compensation costs (credits) for stock options of $1 million, $1 million and $(2) million, respectively. As of December 31, 2015, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.48 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2015, 2014 and 2013, respectively, the Company recognized compensation costs of $174 million, $171 million and $286 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2015, approximately 19.8 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2015, approximately $36 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   3.20 years.

   The following table summarizes restricted AXA ordinary share activity for 2015. In addition, approximately 44,333 RSUs were granted during 2015 with graded vesting over a 3-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2015...............     51,460 $    15.37
Granted......................................     10,578 $    23.25
Vested.......................................     28,028 $    14.63
                                              ---------- ----------
Unvested as of December 31, 2015.............     34,010 $    18.43
                                              ========== ==========

   Restricted AXA Ordinary shares vested in 2015, 2014 and 2013 had aggregate vesting date fair values of approximately $1 million, $1 million and $1 million, respectively.

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction. For the years ended December 31, 2015, 2014 and 2013, the Company recognized compensation expense of approximately $327,800, $350,300, and $350,000 for these unrestricted share awards.

   AXA Shareplan

   2015 AXA SHAREPLAN. In 2015, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly-issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2015. Eligible employees and financial professionals could have reserved a share purchase during the reservation period from August 31, 2015 through September 14, 2015 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 22, 2015 through October 27, 2015. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 21, 2015 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $20.17 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 8.57% formula discounted price of $23.05 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2015 which is July 1, 2020. All subscriptions became binding and irrevocable on October 27, 2015.

   The Company recognized compensation expense of $16 million, $10 million and $13 million in 2015, 2014 and 2013 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2015, 2014 and 2013 primarily invested under Investment Option B for the purchase of approximately 5 million, 5 million and 5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2015, 2014 and 2013, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $281,000, $295,000 and $278,000.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2015 and 2014, AB purchased 8.5 million and 3.6 million Holding units for $218 million and $93 million respectively. These amounts reflect open-market purchases of 5.8 million and 0.3 million Holding units for $151 million and $7 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding unit awards (including 7.0 million granted in December for 2015 year-end awards). During 2014, AB granted to employees and eligible directors 7.6 million restricted AB Holding awards (including 6.6 million granted in December 2013 for 2014 year-end awards). Prior to third quarter 2014, AB funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust.

   During 2015 and 2014, AB Holding issued 0.5 million and 1.1 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $9 million and $19 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AB totaling $173 million, $173 million and $156 million for 2015, 2014 and 2013, respectively. The cost of the 2015 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2015, 302,443 options to buy Holding units had been granted and 47.2 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 12.5 million Holding units were available for grant as of December 31, 2015.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $      (36) $    (552) $      197
  Deferred (expense) benefit.................       (150)    (1,143)      1,876
                                              ----------  ---------  ----------
Total........................................ $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)

Expected income tax (expense) benefit........ $     (578) $  (2,140) $    1,858
Noncontrolling interest......................        124        119         101
Separate Accounts investment activity........        181        116         122
Non-taxable investment income (loss).........          8         12          20
Tax audit interest...........................          1         (6)        (14)
State income taxes...........................          1         (4)         (6)
AB Federal and foreign taxes.................          2          4           2
Tax settlement...............................         77        212          --
Other........................................         (2)        (8)        (10)
                                              ----------  ---------  ----------
Income tax (expense) benefit................. $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014 the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                                  DECEMBER 31, 2015         December 31, 2014
                                              ------------------------- -------------------------
                                               ASSETS     LIABILITIES    Assets     Liabilities
                                              --------- --------------- --------- ---------------
                                                                 (IN MILLIONS)

Compensation and related benefits............ $     110 $            -- $     150 $            --
Reserves and reinsurance.....................        --           1,740        --           1,785
DAC..........................................        --           1,253        --           1,162
Unrealized investment gains or losses........        --             134        --             614
Investments..................................        --           1,437        --           1,490
Net operating losses and credits.............       424              --       512              --
Other........................................        --              25       112              --
                                              --------- --------------- --------- ---------------
Total........................................ $     534 $         4,589 $     774 $         5,051
                                              ========= =============== ========= ===============

   As of December 31, 2015, the Company had $424 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2015, $255 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $103 million would need to be provided if such earnings were remitted.

   At December 31, 2015 and 2014, of the total amount of unrecognized tax benefits $344 million and $397 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2015 and 2014 were $52 million and $77 million, respectively. For 2015, 2014 and 2013, respectively, there were $(25) million, $(43) million and $15 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                 2015       2014      2013
                                              ---------  ---------  --------
                                                       (IN MILLIONS)

Balance at January 1,........................ $     475  $     592  $    573
Additions for tax positions of prior years...        44         56        57
Reductions for tax positions of prior years..      (101)      (181)      (38)
Additions for tax positions of current year..        --          8        --
                                              ---------  ---------  --------
Balance at December 31,...................... $     418  $     475  $    592
                                              =========  =========  ========

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. The IRS commenced their examination of the 2008 and 2009 tax years in 2015. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                          DECEMBER 31,
                                              -----------------------------------
                                                 2015        2014         2013
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)

Unrealized gains (losses) on investments..... $      241  $    1,122  $       153
Foreign currency translation adjustments.....        (58)        (33)         (12)
Defined benefit pension plans................        (12)       (780)        (757)
                                              ----------  ----------  -----------
Total accumulated other comprehensive income
  (loss).....................................        171         309         (616)
                                              ----------  ----------  -----------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................         57          42           13
                                              ----------  ----------  -----------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $      228  $      351  $      (603)
                                              ==========  ==========  ===========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0.

   The components of OCI for the past three years, net of tax, follow:

                                                  2015        2014       2013
                                               ----------  ---------  ----------
                                                         (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period......... $      (25) $     (21) $      (12)
  (Gains) losses reclassified into net
   earnings (loss) during the period..........         --         --          --
                                               ----------  ---------  ----------
  Foreign currency translation adjustment.....        (25)       (21)        (12)
                                               ----------  ---------  ----------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year............................     (1,020)     1,043      (1,550)
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/.......         12         37          49
                                               ----------  ---------  ----------
Net unrealized gains (losses) on investments..     (1,008)     1,080      (1,501)
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other...................................        127       (111)        302
                                               ----------  ---------  ----------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(480), $529 and
  $(654)).....................................       (881)       969      (1,199)
                                               ----------  ---------  ----------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....         --        (95)        198
  Prior service cost arising during the year..         --         --          --
  Less: reclassification adjustments to net
  earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost............         (4)        72         101
   Amortization of net prior service credit
     included in net periodic cost............         --         --          --
                                               ----------  ---------  ----------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(15) and $161).......................         (4)       (23)        299
                                               ----------  ---------  ----------
Total other comprehensive income (loss), net
  of income taxes.............................       (910)       925        (912)
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest.....         15         29          (8)
                                               ----------  ---------  ----------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable............... $     (895) $     954  $     (920)
                                               ==========  =========  ==========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(6) million, $(19) million and $(26) million for 2015, 2014 and 2013, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $(39) million and $(54) million for 2015, 2014 and 2013, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2016 and the four successive years are $216 million, $215 million, $201 million, $189 million, $166 million and $946 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2016 and the four successive years is $32 million, $31 million, $30 million, $30 million, $13 million and $67 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2015, 2014 and 2013, respectively, AXA Equitable recorded $3 million, $42 million and $85 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 and 2013 included pre-tax charges of $25 million and $52 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                       DECEMBER 31,
                                              -----------------------------
                                                2015       2014      2013
                                              --------  ---------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    113  $     122  $     52
Additions....................................       10         21       140
Cash payments................................      (32)       (24)      (66)
Other reductions.............................       (2)        (6)       (4)
                                              --------  ---------  --------
Balance, End of Year......................... $     89  $     113  $    122
                                              ========  =========  ========

   During 2013, AB recorded $28 million of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AB's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013, real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AB will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2015, these arrangements include commitments by the Company to provide equity financing of $568 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2015. The Company had $866 million of commitments under existing mortgage loan agreements at December 31, 2015.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $400 million for the three of SCB LLC's three uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $361 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2015 AB had funded $32 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2015, AB had funded $1 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2015, AB had funded $6 million of this commitment.

   In December 2015, AB provided a 60 day guarantee to a commercial bank for borrowings by a company-sponsored fund up to a maximum of $50 million. The bank provided the fund with a limited partner subscription line for the unfunded commitments of the fund's limited partners. The fund is expected to repay the bank by calling capital from the limited partners. To the extent the fund is not able to repay the loan to the bank, AB will repay the loan under the guarantee, up to $50 million. The fund will repay AB for all amounts paid by AB under the guarantee.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and AXA Equitable FMG filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. AXA Equitable FMG ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to AXA Equitable FMG for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to AXA Equitable FMG in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs' experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of defendants' experts. In August 2015, the Court denied Plaintiffs' motions in limine and also denied both parties motions for summary judgment. The trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments are scheduled to occur in May 2016 following post-trial briefing.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, entitled Andrew Yale, on behalf of himself and all others similarly situated v. AXA Life Insurance Company F/K/A AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In June 2014, AXA Equitable filed a motion to dismiss the complaint on procedural grounds, which was denied in October 2014. In February 2015, plaintiffs substituted two new named plaintiffs and the action is now entitled Ross v. AXA Equitable Life Insurance Company. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In August 2015, plaintiffs filed a notice of appeal.

   In April 2015, the same plaintiffs' law firm filed a second action in the United States District Court for the Southern District of New York on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief (return of all premium paid by class members) as the first action on behalf of life insurance policyholders. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as Ross. In October 2015, plaintiff filed a notice of appeal.

   A lawsuit was filed in the Supreme Court of the State of New York, County of Westchester, Commercial Division ("New York state court") in June 2014, entitled Jessica Zweiman, Executrix of the Estate of Anne Zweiman, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of "all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the ATM Strategy, and who suffered injury as a result thereof." Plaintiff asserts that AXA Equitable breached the variable annuity contracts by implementing the volatility management tool. The lawsuit seeks unspecified damages. In July 2014, AXA Equitable filed a notice of removal to the United States District Court for the Southern District of New York. In September 2015, the New York federal district court granted AXA Equitable's motion to dismiss the Complaint. In October 2015, plaintiff filed a notice of appeal. In February 2016, plaintiff voluntarily dismissed her appeal.

   In November 2014, one of the plaintiff's law firms in Zweiman filed a separate lawsuit entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company in the Superior Court of New Jersey, Camden County ("New Jersey state court"). This lawsuit is a putative class action on behalf of "all AXA [Equitable] variable life insurance policyholders who allocated funds from their Policy Accounts to investments in AXA's Separate Accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof" and asserts a claim for breach of contract similar to the claim in Zweiman. In February 2016, the New Jersey State Court dismissed the Complaint.

   In August 2015, another of the plaintiff's law firms in Zweiman filed a third lawsuit entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated v. AXA Equitable Life Insurance Company in Connecticut Superior Court, Judicial Division of New Haven ("Connecticut state court"). This lawsuit purports to cover the same class definition, makes substantially the same allegations, and seeks the same relief as in Zweiman. In November 2016, the Connecticut federal district court transferred the action to the United States District Court for the Southern District of New York.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. AB believes that it has strong defenses to these claims, which were set forth in AB's October 12, 2012 response to the Letter of Claim and AB's June 27, 2014 Statement of Defence in response to the Claim, and AB intends to defend this matter vigorously.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,525 million during 2016. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2015, 2014 and 2013, respectively, AXA Equitable's statutory net income (loss) totaled $2,038 million, $1,664 million and $(28) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,895 million and $5,793 million at December 31, 2015 and 2014, respectively. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends. In 2013, AXA Equitable paid $234 million in shareholder dividends and transferred approximately
   10.9 million in Units of AB (fair value of $234 million) in the form of a dividend to AEFS.

   At December 31, 2015, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014 and 2013 AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million and $500 million, respectively, of outstanding surplus notes to AXA Financial.

   At December 31, 2015 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2015.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2015         2014        2013
                                              ----------  -----------  ----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,822  $    12,656  $      (54)
Investment Management/(2)/...................      3,025        3,011       2,915
Consolidation/elimination....................        (28)         (27)        (21)
                                              ----------  -----------  ----------
Total Revenues............................... $    9,819  $    15,640  $    2,840
                                              ==========  ===========  ==========

  /(1)/Includes investment expenses charged by AB of approximately $45 million, $40 million and $37 million for 2015, 2014 and 2013, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately $73 million, $67 million and $58 million for 2015, 2014 and 2013, respectively, are included in total revenues of the Investment Management segment.

                                                  2015        2014        2013
                                              -----------  ---------- -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $     1,033  $    5,512 $    (5,872)
Investment Management/(1)/...................         618         603         564
Consolidation/elimination....................          (1)         --          (1)
                                              -----------  ---------- -----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     1,650  $    6,115 $    (5,309)
                                              ===========  ========== ===========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                             DECEMBER 31,
                                                        ----------------------
                                                           2015        2014
                                                        ----------  ----------
                                                             (IN MILLIONS)
SEGMENT ASSETS:
Insurance.............................................. $  182,738  $  184,018
Investment Management..................................     11,895      11,990
Consolidation/elimination..............................         (7)         (3)
                                                        ----------  ----------
Total Assets........................................... $  194,626  $  196,005
                                                        ==========  ==========

   In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $460 million and $415 million which have been segregated in a special reserve bank custody account at December 31, 2015 and 2014, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2015 and 2014 are summarized below:

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------- -----------  ------------ ------------
                                                                (IN MILLIONS)
2015
----
Total Revenues............................... $    3,567 $       220   $     5,714 $        318
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,437 $     1,973   $     2,375 $      1,384
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $      854 $    (1,025)  $     2,275 $       (640)
                                              ========== ===========   =========== ============

2014
----
Total Revenues............................... $    3,706 $     3,524   $     3,754 $      4,656
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,195 $     2,342   $     2,186 $      2,802
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $    1,056 $     1,038   $     1,077 $      1,249
                                              ========== ===========   =========== ============

EQUI-VEST(R) (Series 100-500)

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2016


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R)?

EQUI-VEST(R) is a deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, our guaranteed interest option or in our fixed maturity options ("investment options").

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

This contract is no longer being sold. This prospectus is used with current contract owners only. All features and benefits described in this prospectus may not have been available at the time you purchased your contract. We have the right to restrict availability of any feature or benefit. We may have the right to refuse to accept any contribution from you at any time, including after the purchase of the contract. EFFECTIVE JUNE 18, 2012, FOR CERTAIN CONTRACT SERIES AND TYPES, WE NO LONGER ACCEPT CONTRIBUTIONS. FOR OTHER CONTRACT SERIES AND TYPES, INCLUDING CONTRACTS ISSUED IN CERTAIN STATES, WE CURRENTLY CONTINUE TO ACCEPT SUBSEQUENT CONTRIBUTIONS SUBJECT TO LIMITATIONS. REFERENCES TO CONTRIBUTIONS IN THIS PROSPECTUS ARE FOR THE BENEFIT OF CONTRACT OWNERS CURRENTLY ELIGIBLE TO CONTINUE MAKING CONTRIBUTIONS TO THE CONTRACTS. FOR MORE INFORMATION, SEE "HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" AND APPENDIX III LATER IN THIS PROSPECTUS.

VARIABLE INVESTMENT OPTIONS

FIXED INCOME

--------------------------------------------------------------------------------
.. American Funds Insurance Series(R) Bond Fund/SM/
.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/High Yield Bond
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield
.. Ivy Funds VIP High Income
.. Multimanager Core Bond
--------------------------------------------------------------------------------

DOMESTIC EQUITY
--------------------------------------------------------------------------------
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility

.. AXA/AB Small Cap Growth

.. AXA/Franklin Small Cap Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Calvert Socially Responsible
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Mid Cap Index
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. EQ/Wells Fargo Omega Growth
.. Fidelity(R) VIP Contrafund(R)
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy Funds VIP Energy
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Small Cap Growth
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology

.. VanEck VIP Global Hard Assets

--------------------------------------------------------------------------------

INTERNATIONAL/GLOBAL

--------------------------------------------------------------------------------
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA/Templeton Global Equity Managed Volatility
.. EQ/Emerging Markets Equity PLUS
.. EQ/International Equity Index
.. EQ/MFS International Growth
.. EQ/Oppenheimer Global
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
--------------------------------------------------------------------------------

ASSET ALLOCATION
--------------------------------------------------------------------------------
.. All Asset Aggressive - Alt 25
.. All Asset Growth - Alt 20
.. All Asset Moderate Growth - Alt 15

.. AXA/AB Dynamic Moderate Growth

.. AXA Aggressive Allocation
.. AXA Balanced Strategy
.. AXA Conservative Allocation
.. AXA Conservative Growth Strategy
.. AXA Conservative-Plus Allocation
.. AXA Conservative Strategy

.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility

.. AXA Moderate Allocation
.. AXA Moderate Growth
  Strategy
.. AXA Moderate-Plus Allocation
.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation

.. Target 2055 Allocation

--------------------------------------------------------------------------------





THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                         EV Series 100-500 (IF)

                                                                         #78404

You may allocate amounts to the variable investment options under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus.

TYPES OF CONTRACTS. For existing contract holders we offer different "series" of contracts for use as (these contracts are not available for new purchasers):

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

..   A traditional IRA as a conduit to hold rollover distributions ("QP IRA")
    from a qualified plan or a Tax-Sheltered Annuity ("TSA"). QP IRA (SERIES 100-400) AND ROTH ADVANTAGE CONTRACTS (SERIES 500).


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2016 is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


You have previously purchased an EQUI-VEST(R) contract and are receiving this prospectus as a current contract owner. As a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendix III.

Contents of this Prospectus

--------------------------------------------------------------------------------



             Index of key words and phrases                      5
             Who is AXA Equitable?                               7
             How to reach us                                     8
             EQUI-VEST(R) at a glance -- key features           10

             ------------------------------------------------------
             FEE TABLE                                          12
             ------------------------------------------------------

             Examples                                           13
             EQUI-VEST(R) series 100 and 200 contracts -- For
               IRA contracts                                    13
             EQUI-VEST(R) series 100 and 200 contracts -- For
               NQ contracts                                     13
             EQUI-VEST(R) series 300 contracts                  14
             EQUI-VEST(R) series 400 contracts                  14
             EQUI-VEST(R) series 500 contracts                  14
             Condensed financial information                    14

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  15
             ------------------------------------------------------
             How you can contribute to your contract            15
             Owner and annuitant requirements                   18
             How you can make your contributions                18
             What are your investment options under the
               contract?                                        18
             Portfolios of the Trusts                           19
             Selecting your investment method                   31
             Allocating your contributions                      32
             Your right to cancel within a certain number of
               days                                             32

             ------------------------------------------------------
             2. DETERMINING YOUR CONTRACT'S VALUE               33
             ------------------------------------------------------
             Your account value and cash value                  33
             Your contract's value in the variable investment
               options                                          33
             Your contract's value in the guaranteed interest
               option                                           33
             Your contract's value in the fixed maturity
               options                                          33

             ------------------------------------------------------
             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          34
             ------------------------------------------------------
             Transferring your account value                    34
             Disruptive transfer activity                       34
             Automatic transfer options                         35
             Investment simplifier                              35
             Rebalancing your account value                     36


-------------
"We,""our" and "us" refer to AXA Equitable.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            37
             ------------------------------------------------------
             Withdrawing your account value                     37
             How withdrawals are taken from your account value 38 Surrender of your contract to receive its cash
               value                                            38
             Termination                                        38
             When to expect payments                            38
             Your annuity payout options                        38

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            41
             ------------------------------------------------------
             Charges that AXA Equitable deducts                 41
             Charges under the contracts                        41
             Charges that the Trusts deduct                     45
             Group or sponsored arrangements                    45
             Other distribution arrangements                    45

             ------------------------------------------------------
             6. PAYMENT OF DEATH BENEFIT                        46
             ------------------------------------------------------
             Your beneficiary and payment of benefit            46
             How death benefit payment is made                  47
             Beneficiary continuation option for traditional
               IRA, QP IRA, Roth IRA and Roth Advantage
               contracts                                        47
             Beneficiary continuation option for series 400 NQ
               contracts only                                   47

             ------------------------------------------------------
             7. TAX INFORMATION                                 49
             ------------------------------------------------------
             Overview                                           49
             Buying a contract to fund a retirement arrangement 49
             Transfers among investment options                 49
             Taxation of nonqualified annuities                 49
             Individual retirement arrangements ("IRAs")        51
             Traditional individual retirement annuities
               (traditional IRAs)                               52
             Roth individual retirement annuities ("Roth IRAs") 56 Federal and state income tax withholding and
               information reporting                            62
             Impact of taxes to AXA Equitable                   62

             ------------------------------------------------------
             8. MORE INFORMATION                                63
             ------------------------------------------------------
             About our Separate Account A                       63
             About the Trusts                                   63
             About our fixed maturity options                   63
             About the general account                          64
             About other methods of payment                     65
             Dates and prices at which contract events occur    65
             About your voting rights                           66
             Cybersecurity                                      66
             Statutory compliance                               66
             About legal proceedings                            67
             Financial statements                               67
             Transfers of ownership, collateral assignments,
               loans, and borrowing                             67
             Distribution of the contracts                      67


             ------------------------------------------------------
             9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE 70
             ------------------------------------------------------

           -------------------------------------------------------------
           APPENDICES
           -------------------------------------------------------------
             I   --   Condensed financial information               I-1
            II   --   Market value adjustment example              II-1
           III   --   State contract availability and/or
                        variations of certain features and
                        benefits                                  III-1

           -------------------------------------------------------------
           STATEMENT OF ADDITIONAL INFORMATION
             Table of contents
           -------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                       PAGE

                    account value                       33
                    annuitant                           15
                    annuity payout options              38
                    AXA Equitable Access Account        47
                    beneficiary                         46
                    beneficiary continuation option     47
                    business day                        65
                    cash value                          33
                    conduit IRA                         54
                    contract date                       15
                    contract date anniversary           15
                    contract year                       15
                    contributions                       15
                    contributions to Roth IRAs          56
                       regular contribution             57
                       rollovers and transfers          58
                       conversion contributions         58
                    contributions to traditional IRAs   52
                       regular contributions            52
                       rollovers and transfers          53
                    disruptive transfer activity        34
                    fixed maturity amount               30
                    fixed maturity options              30
                    guaranteed interest option          30
                    Inherited annuity                   47


                                                    PAGE

                       IRA                          2,51
                       IRS                            49
                       investment options              1
                       market adjusted amount         30
                       market timing                  34
                       market value adjustment        30
                       maturity value                 30
                       NQ                           2,38
                       Online Account Access           8
                       partial withdrawals            37
                       portfolio                      12
                       processing office               8
                       QP IRAs                         2
                       rate to maturity               30
                       Required Beginning Date        55
                       Roth Advantage                 56
                       Roth IRA                       56
                       SAI                             2
                       SEC                             2
                       TOPS                            8
                       traditional IRA              2,52
                       Trusts                       2,63
                       unit                           33
                       unit investment trust          63
                       variable investment options    18

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
fixed maturity options                 Guarantee Periods or Fixed Maturity
                                       Accounts

variable investment options            Investment Funds or Investment
                                       Divisions

account value                          Annuity Account Value

rate to maturity                       Guaranteed Rates

guaranteed interest option             Guaranteed Interest Account

unit                                   Accumulation unit

unit value                             Accumulation unit value
-----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

In this prospectus, we use a "series" number when necessary to identify a particular contract. We discuss five series of contracts. These series are no longer available for new purchasers. Information in this prospectus on these series is provided for our existing contract owners only. You can identify the EQUI-VEST(R) series you have by referring to your quarterly statement, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:


--------------------------------------------------
..   NQ, traditional IRA, and QP IRA    series 100
    contracts issued before
    January 3, 1994; and
..   Roth IRA contracts converted from
    such IRA and QP IRA contracts.
--------------------------------------------------
..   Certain NQ, traditional IRA and    series 200
    QP IRA contracts issued on or
    after August 17, 1995; and
..   Roth IRA contracts converted from
    such traditional IRA and QP IRA
    contracts.
--------------------------------------------------
..   NQ, traditional IRA, QP IRA, and   series 300
    Roth IRA contracts issued on or
    after January 3, 1994 and before
    the date series 400 contracts
    became available in a state; and
..   Roth IRA contracts converted from
    such traditional IRA and QP IRA
    contracts.
--------------------------------------------------
..   NQ, traditional IRA, QP IRA, and   series 400
    Roth IRA contracts issued on or
    after July 10, 1995 in states
    where approved; and
..   Roth IRA contracts converted from
    such traditional IRA and QP IRA
    contracts.
--------------------------------------------------
..   Roth Advantage contracts.          series 500
--------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Individual Annuity Lockbox
  P.O. Box 13459
  Newark, NJ 07188-0459

FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY EXPRESS DELIVERY:

  AXA Equitable
  JPMorganChase
  EQUI-VEST(R) Lockbox #13459
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail packages Attn: Extraction Supervisor, (718) 242-0716

FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Unit Annuity Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY EXPRESS DELIVERY:

  JPMorganChase
  EQUI-VEST(R) Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail packages Attn: Extraction Supervisor, (718) 242-0716
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for fixed maturity options; and


..   the daily unit values for the variable investment options.


You can also:

..   change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

..   elect the investment simplifier.

Under Online Account Access only you can:

..   elect to receive certain contract statements electronically;

..   change your address;

..   access "Frequently Asked Questions" and certain service forms; and

..   obtain performance information regarding the variable investment options.

                             WHO IS AXA EQUITABLE?

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free 1 (800) 755-7777. You may use Online Account Access by visiting our website at www.axa.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

We reserve the right to discontinue offering TOPS at any time in the future.
--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you via the TDD.
--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)conversion of your traditional IRA contract to a Roth IRA contract;

(2)cancellation of your Roth IRA or Roth Advantage contract and return to a traditional IRA contract;

(3)election of the automatic investment program;

(4)election of the investment simplifier;

(5)election of the automatic deposit service;

(6)election of the rebalancing program;


(7)election of the required minimum distribution ("RMD") automatic withdrawal option;


(8)election of the beneficiary continuation option;

(9)election of the principal assurance allocation;

(10)request for a transfer/rollover of assets or 1035 exchange to another carrier;

(11)purchase by, or change of ownership to, a non-natural owner;

(12)contract surrender and withdrawal requests;

(13)death claims; and

(14)partial annuitization of an NQ contract.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)address changes;

(2)beneficiary changes;

(3)transfers among investment options; and

(4)change of ownership.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)investment simplifier;

(3)rebalancing program;

(4)systematic withdrawals; and

(5)the date annuity payments are to begin.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner.

                             WHO IS AXA EQUITABLE?

EQUI-VEST(R) at a glance -- key features

--------------------------------------------------------------------------------

PROFESSIONAL INVESTMENT     EQUI-VEST(R) variable investment options invest in different portfolios sub-advised by
MANAGEMENT                  professional investment advisers.
----------------------------------------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees
                            .   Interest rates set periodically
----------------------------------------------------------------------------------------------------------------------
FIXED MATURITY OPTIONS      .   10 (7 in Oregon) fixed maturity options with maturities ranging from approximately 1 to 10 (1 to 7 in Oregon) years.
                            .   Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                            ------------------------------------------------------------------------------------------
                            If you make any withdrawals (including transfers, surrender or termination of your contract or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option.
----------------------------------------------------------------------------------------------------------------------

TAX ADVANTAGES  .   On earnings inside the contract           No tax until you make withdrawals from your contract
                                                              or receive annuity payments.
                .   On transfers inside the contract          No tax on transfers among investment options.
                -----------------------------------------------------------------------------------------------------

                      You should be aware that annuity contracts that were purchased as an Individual Retirement
                      Annuity (IRA) do not provide tax deferral benefits beyond those already provided by the
                      Internal Revenue Code for individual retirement arrangements. Before contributing to one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these contracts with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus.)
-----------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS  For certain contract series and types, we no longer accept contributions. For other contract series and types, including contracts issued in certain states, we currently continue to accept subsequent contributions subject to limitations. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts. For more information, see "How you can contribute to your contract" in "Contract features and benefits" and Appendix III later in this prospectus.
                      .   NQ:
                         $50 (additional minimum amount).
                      .   TRADITIONAL IRA AND ROTH IRA:
                         $20 (additional minimum amount).
                      .   TRADITIONAL IRA, ROTH IRA AND ROTH ADVANTAGE:
                         -- series 100 and 200 -- $20 (additional minimum amount);
                         -- series 300, 400 and 500 -- $50 (additional minimum amount).
                      .   QP IRA:
                         -- series 100 and 200 -- $1,000 minimum amount each additional rollover amount;
                         -- series 300 and 400 -- $2,500 minimum amount each additional rollover amount.
                      .   Other contribution limitations apply to all contracts.
                      -------------------------------------------------------------------------------------------------
                      Upon advance notice to you, we may exercise certain rights we have under your contract regarding contributions (if applicable), including our rights to (i) change minimum and maximum contribution requirements and limitations, (ii) discontinue acceptance of contributions, and (iii) to limit contributions as required by law or if such contributions are in excess of the amounts as permitted by the Internal Revenue Code. For more information, see "How you can contribute to your contract" in "Contract features and benefits" later in this prospectus. Please see Appendix III for any state variations that may apply.
-----------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several periodic withdrawal options
                      .   Contract surrender
                      You may incur a withdrawal charge for certain withdrawals or if you surrender your contract.
                      You may also incur income tax and a penalty tax.
-----------------------------------------------------------------------------------------------------------------------

                   EQUI-VEST(R) AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Variable Immediate Annuity payout options (described in
                          a separate prospectus for that option)
---------------------------------------------------------------------------------------
ADDITIONAL FEATURES   .   Dollar-cost averaging by automatic transfers
                         -- Interest sweep option
                         -- Fixed-dollar option
                      .   Automatic investment program
                      .   Account value rebalancing (quarterly, semiannually, and
                          annually)
                      .   No charge on transfers among investment options
                      .   Waiver of withdrawal charge under certain circumstances
                      .   Minimum death benefit
---------------------------------------------------------------------------------------
FEES AND CHARGES      .   Please see "Fee table" later in this Prospectus for
                          details.
---------------------------------------------------------------------------------------
ANNUITANT ISSUE AGES  0-83
---------------------------------------------------------------------------------------


THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. PLEASE SEE APPENDIX III LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits rights, and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.

                   EQUI-VEST(R) AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


----------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME
 YOU REQUEST CERTAIN TRANSACTIONS
----------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of
contributions withdrawn or amounts withdrawn depending
on the contract and series (deducted if you surrender
your contract or make certain withdrawals)/(1)/         6.00%
Charge for third-party transfer or exchange (for each   series 100 and 200: None
occurrence)/.(2)/                                       series 300 and 400: $65
                                                        (current and maximum);
                                                        series 500: $65 (maximum);
                                                        $25 (current).
Special services charges

  .   Wire transfer charge/(3)/                         $90 (current and maximum)

  .   Express mail charge/(3)/                          $35 (current and maximum)

-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH
 CONTRACT DATE ANNIVERSARY
-------------------------------------------------------------------------------
Maximum annual administrative charge:                   $65 ($30 current)/(4)/
-------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

-------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE
 INVESTMENT OPTIONS EXPRESSED AS AN
 ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL           EQ/COMMON STOCK
EXPENSES:                       INDEX AND EQ/MONEY                       ALL OTHER VARIABLE
                                  MARKET OPTIONS                         INVESTMENT OPTIONS
                               ----------------------  ------------------------------------------------------
                               SERIES 100 SERIES 200   SERIES 100 SERIES 200 SERIES 300 SERIES 400 SERIES 500
                               ---------- ----------   ---------- ---------- ---------- ---------- ----------
Maximum mortality and expense  0.65%      1.24%                                         1.75%      1.75%
risks/(5)/                     (currently (currently                                    (currently (currently
                               0.56%)     1.15%)       0.50%      1.09%      1.10%      1.10%)     1.20%)
Maximum other expenses/(6)/                                                  0.25%      0.25%
                                                                             (currently (currently
                               0.84%      0.25%        0.84%      0.25%      0.24%)     0.24%)     0.25%
                               -----      -----        -----      -----      ------     ------     -----
Maximum total Separate         1.49%      1.49%        1.34%      1.34%      1.35%      2.00%      2.00%
                               =====      =====        =====      =====      =====      =====      =====
Account A annual expenses/(7)/ (currently (currently                         (currently (currently (currently
                               1.40%)     1.40%)                             1.34%)     1.34%)     1.45%)
-------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


-------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(8)/        0.61%  2.09%
-------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

Notes:



(1)Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see "Withdrawal Charge" in "Charges and expenses" later in this Prospectus.

(2)This charge will never exceed 2% of the amount disbursed or transferred.

(3)Unless you specify otherwise, this charge will be deducted from the amount you request.

(4)For series 300, 400 and 500 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For series 100 and 200 contracts, the charge is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year.

(5)A portion of this charge is for providing the death benefit.

(6)For the series 300 and 400 contracts, although the charge is 0.25%, we currently charge 0.24% for all the variable investment options except the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and the EQ/Money Market options (we reserve the right to increase this charge to 0.25% for all the variable investment options at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts.


(7)For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index, and EQ/Money Market options.

(8)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the All Asset Aggressive-Alt 25 Portfolio. For more information, see the prospectuses for the portfolios.


EXAMPLES

These examples are intended to help you compare the cost of investing in each type of series contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2015, which results in an estimated annual charge of 0.0631% of contract value.


The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this Prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

        EQUI-VEST(R) SERIES 100 AND 200 CONTRACTS -- FOR IRA CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $914    $1,676    $2,459    $4,202    $367    $1,114    $1,882    $3,894
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $767    $1,240    $1,742    $2,768    $211    $  652    $1,119    $2,409
---------------------------------------------------------------------------------------------------------------


         EQUI-VEST(R) SERIES 100 AND 200 CONTRACTS -- FOR NQ CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $914    $1,676    $2,459    $3,894    $367    $1,114    $1,882    $3,894
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $767    $1,240    $1,719    $2,409    $211    $  652    $1,119    $2,409
---------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

                       EQUI-VEST(R) SERIES 300 CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $915    $1,679    $2,464    $3,903    $368    $1,117    $1,887    $3,903
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $768    $1,243    $1,724    $2,420    $212    $  655    $1,124    $2,420
---------------------------------------------------------------------------------------------------------------


                       EQUI-VEST(R) SERIES 400 CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $979    $1,866    $2,765    $4,486    $436    $1,316    $2,207    $4,486
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $832    $1,436    $2,065    $3,099    $281    $  860    $1,465    $3,099
---------------------------------------------------------------------------------------------------------------


                       EQUI-VEST(R) SERIES 500 CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $979    $1,866    $2,765    $4,486    $436    $1,316    $2,207    $4,486
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $832    $1,436    $2,065    $3,099    $281    $  860    $1,465    $3,099
---------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2015.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

In this prospectus, we use a "series" number when necessary to identify a particular contract. These series are no longer available for new purchasers. Information in this prospectus on these series is provided for our existing contract owners only. You can identify the EQUI-VEST(R) series you have by referring to your quarterly statement, or you may contact your financial professional, or you may call our toll-free number.

HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

A "contribution" means a payment made to us, from any source, with respect to the contract. The following table summarizes our current rules regarding contributions to your contract, which are subject to change. Depending on your contract type, we may refuse to accept subsequent contributions. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. Under our automatic investment program, the minimum contribution amount is $20 and the maximum contribution amount is $500 per month. The automatic investment program and the payroll deduction program are subject to the contribution limitations and restrictions set forth in the chart below. We will return any contribution made under these programs that exceeds your contribution limit, if applicable, and your program will be cancelled. We discuss the automatic investment program and the payroll deduction program under "About methods of payment" in "More information" later in this Prospectus. All ages in the table refer to the age of the annuitant named in the contract.

We have exercised our right to discontinue acceptance of contributions to certain series and types of contracts as set forth in the chart below, including contributions made through our automatic investment program or a payroll deduction program. Contributions received at our processing office will be returned to you. This change has no effect on amounts that are already invested in your contract.

For certain other series and types of contracts, we have exercised our right to limit contributions to the contracts subject to the effective dates and contribution amounts set forth in the chart below, including contributions made through our automatic investment program or a payroll deduction program. Contribution limitations are per calendar year. If you contribute less than the limitation provides, you may not carry the difference forward to a subsequent calendar year.

For certain series and types of contracts, we also have the right to: (i) limit total contributions to $500,000 if the annuitant's current age is 75 or less;
(ii) limit total contributions to $250,000 if the annuitant's current age is 76-79; and (iii) discontinue acceptance of contributions if the annuitant's current age is 80 or greater.

Upon notice to you, we may exercise certain additional rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, for certain contract series, we may at any time exercise our rights to limit the number of variable investment options which you may elect. Other contribution limitations may be imposed by your contract or applicable state law. See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations.

--------------------------------------------------------------------------------
THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING
CONTRACT BENEFITS. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12-MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12-MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12-MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                                            LIMITATION ON
                                       SOURCE OF            SUBSEQUENT
 CONTRACT TYPE   MINIMUM CONTRIBUTION  CONTRIBUTIONS        CONTRIBUTIONS
----------------------------------------------------------------------------------
NQ               $50                   .   After-tax money. SERIES 100 & 400
                                       .   Paid to us by    .   Acceptance of
                                           check or             contributions
                                           transfer of          has been
                                           contract value       discontinued./(1)/
                                           in a tax         SERIES 200
                                           deferred         .   Maximum limit
                                           exchange under       on
                                           Section 1035 of      contributions
                                           the internal         is $6,000 per
                                           revenue code.        calendar year.
                                       .   Paid to us by    SERIES 300
                                           an employer who  .   Maximum limit
                                           establishes a        on
                                           payroll              contributions
                                           deduction            is $6,000 per
                                           program.             calendar
                                                                year./(2)/
----------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------
                                                                  LIMITATION ON
                                       SOURCE OF                  SUBSEQUENT
 CONTRACT TYPE   MINIMUM CONTRIBUTION  CONTRIBUTIONS              CONTRIBUTIONS
--------------------------------------------------------------------------------------
Traditional IRA  SERIES 100 & 200      .   "Regular"              SERIES 100
                 $20                       traditional IRA        (INDIVIDUAL)
                 SERIES 300 & 400          contributions          .   Acceptance of
                 $50                       either made by             contributions
                                           you or paid to             has been
                                           us by an                   discontinued.
                                           employer who           SERIES 100 (GROUP)
                                           establishes a          .   Direct
                                           payroll                    transfers are
                                           deduction                  no longer
                                           program.                   permitted.
                                       .   Additional             .   Maximum limit
                                           catch-up                   on
                                           contributions.             contributions
                                       .   Eligible                   is $6,500 per
                                           rollover                   calendar
                                           distributions              year/(3)(4)/
                                           from 403(b)                (subject to the
                                           plans,                     general tax
                                           qualified plans            limits below).
                                           and                    SERIES 200 & 400
                                           governmental           .   Maximum limit
                                           employer EDC               on
                                           plans.                     contributions
                                       .   Rollovers from             is $6,500 per
                                           another                    calendar
                                           traditional                year/(3)(4)/
                                           individual                 (subject to the
                                           retirement                 general tax
                                           arrangement.               limits below).
                                       .   Direct                 SERIES 300
                                           custodian-to-custodian .   Maximum limit
                                           transfers from             on
                                           other                      contributions
                                           traditional                is $6,500 per
                                           individual                 calendar
                                           retirement                 year/(2)(4)/
                                           arrangements.              (subject to the
                                                                      general tax
                                                                      limits below).
                                                                  GENERAL TAX LIMITS
                                                                  (ALL SERIES, EXCEPT
                                                                  SERIES 100
                                                                  (INDIVIDUAL))
                                                                  .   Regular IRA
                                                                      contributions
                                                                      may not exceed
                                                                      $5,500.
                                                                  .   Additional
                                                                      catch-up
                                                                      contributions
                                                                      of up to $1,000
                                                                      per calendar
                                                                      year where the
                                                                      owner is at
                                                                      least age 50
                                                                      but under age
                                                                      70 1/2 at any
                                                                      time during the
                                                                      calendar year
                                                                      for which the
                                                                      contribution is
                                                                      made.
                                                                  .   No regular IRA
                                                                      contributions
                                                                      in the year you
                                                                      turn age 70 1/2
                                                                      and thereafter.
                                                                  .   Rollover and
                                                                      direct transfer
                                                                      contributions
                                                                      after age
                                                                      70 1/2 must be
                                                                      net of required
                                                                      minimum income
                                                                      distributions.
--------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------
                                                             LIMITATION ON
                                        SOURCE OF            SUBSEQUENT
 CONTRACT TYPE   MINIMUM CONTRIBUTION   CONTRIBUTIONS        CONTRIBUTIONS
---------------------------------------------------------------------------------
Roth IRA and     SERIES 100 & 200       .   Regular Roth     SERIES 100
Roth Advantage   $20                        IRA              (INDIVIDUAL)
                 SERIES 300, 400 & 500      contributions    .   Acceptance of
                 $50                        either made by       contributions
                                            you or paid to       has been
                                            us by an             discontinued.
                                            employer who     SERIES 100 (GROUP)
                                            establishes a    .   Direct
                                            payroll              transfers are
                                            deduction            no longer
                                            program.             permitted.
                                        .   Additional       .   Maximum limit
                                            catch-up             on
                                            contributions.       contributions
                                        .   Rollovers from       is $6,500 per
                                            another Roth         calendar
                                            IRA.                 year/(3)(4)/
                                        .   Rollovers from       (subject to the
                                            a "designated        general tax
                                            Roth                 limits below).
                                            contribution     SERIES 200, 400 &
                                            account" under   500
                                            specified        .   Maximum limit
                                            retirement           on
                                            plans.               contributions
                                        .   Conversion           is $6,500 per
                                            rollovers from       calendar
                                            a traditional        year/(3)(4)/
                                            IRA or other         (subject to the
                                            eligible             general tax
                                            retirement plan.     limits below).
                                        .   Direct           SERIES 300
                                            transfers from   .   Maximum limit
                                            another Roth         on
                                            IRA.                 contributions
                                                                 is $6,500 per
                                                                 calendar
                                                                 year/(2)(4)/
                                                                 (subject to the
                                                                 general tax
                                                                 limits below).
                                                             GENERAL TAX LIMITS
                                                             (ALL SERIES, EXCEPT
                                                             SERIES 100
                                                             (INDIVIDUAL))
                                                             .   Regular Roth
                                                                 IRA
                                                                 contributions
                                                                 may not exceed
                                                                 $5,500.
                                                             .   Additional
                                                                 catch-up
                                                                 contributions
                                                                 of up to $1,000
                                                                 per calender
                                                                 year where the
                                                                 owner is at
                                                                 least age 50 at
                                                                 any time during
                                                                 the calendar
                                                                 year for which
                                                                 the
                                                                 contribution is
                                                                 made.
                                                             .   Contributions
                                                                 are subject to
                                                                 income limits
                                                                 and other tax
                                                                 rules. See
                                                                 "Contributions
                                                                 to Roth IRAs in
                                                                 "Tax
                                                                 information"
                                                                 later in this
                                                                 Prospectus.
---------------------------------------------------------------------------------
QP IRA           SERIES 100 & 200       .   Rollovers from   SERIES 100
                 $1,000                     a qualified      .   Acceptance of
                 SERIES 300 & 400           plan.                contributions
                 $2,500                 .   Rollovers from       has been
                                            a TSA.               discontinued.
                                        .   The              SERIES 200 & 400
                                            EQUI-VEST(R) QP  .   Maximum limit
                                            IRA contract is      on
                                            intended to be       contributions
                                            a conduit IRA        is $6,500 per
                                            to be used           calendar
                                            primarily for        year/(3)(4)/
                                            rollover             (subject to the
                                            contributions        general tax
                                            from a               guidelines
                                            qualified plan       below).
                                            or TSA,          SERIES 300
                                            although we      .   Maximum limit
                                            accept regular       on
                                            IRA                  contributions
                                            contributions        is $6,000 per
                                            (limits              calendar
                                            described above      year/(2)(4)/
                                            under                (subject to the
                                            "traditional         general tax
                                            IRA").               limits below).
                                                             GENERAL TAX
                                                             GUIDELINES (ALL
                                                             SERIES)
                                                             .   Rollover
                                                                 contributions
                                                                 after age
                                                                 70 1/2 must be
                                                                 net of required
                                                                 minimum
                                                                 distributions.
                                                             .   "Regular"
                                                                 after-tax
                                                                 contributions
                                                                 are not
                                                                 permitted.
---------------------------------------------------------------------------------

(1)This discontinuance does not apply to series 400 contracts issued in Maryland. Please see Appendix III later in this Prospectus.
(2)This limitation does not apply to series 300 contracts issued in Florida. Please see Appendix III later in this Prospectus.
(3)This limitation does not apply to series 400 and series 500 contracts issued in Florida or Maryland. Please see Appendix III later in this Prospectus.

(4)For regular contributions, the calendar year limitation includes (i) contributions made during a calendar year, and (ii) contributions made in the subsequent calendar year until the tax return filing deadline provided they are designated for the prior calendar year. For example, 2016 calendar year contributions will include regular contributions made at any time from January 1, 2016 through April 15, 2017, as long as you designate the contributions for 2016.

                        CONTRACT FEATURES AND BENEFITS

See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see "Dates and prices at which contract events occur" in "More information" later in this Prospectus. Please review your contract for information on contribution limitations.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. Under any type of IRA contract, the owner and annuitant must be the same person. Owners which are not individuals may be required to document their status to avoid 30% Foreign Account Tax Compliance Act ("FATCA") withholding from U.S.-source income.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars, and made payable to "AXA Equitable." We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made by wire transfer or our automatic investment program. The methods of payment are discussed in detail under "About other methods of payment" in "More information" later in this Prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

If additional contributions are permitted under the contract, generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options, the guaranteed interest option and the fixed maturity options.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their advisers. Subject to the terms of your contract, we may exercise our rights to limit or terminate your contributions.

--------------------------------------------------------------------------------
YOU CAN CHOOSE FROM AMONG THE VARIABLE INVESTMENT OPTIONS, THE GUARANTEED INTEREST OPTION AND THE FIXED MATURITY OPTIONS.
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

                        CONTRACT FEATURES AND BENEFITS

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

-------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                               INVESTMENT MANAGER (OR
 TRUST -                                                                       SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE        Class B     Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  ALLOCATION                      appreciation.                                    Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Class B     Seeks to achieve a high level of current     .   AXA Equitable      (check mark)
  ALLOCATION                      income.                                          Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA                   Class B     Seeks to achieve current income and          .   AXA Equitable      (check mark)
  CONSERVATIVE-PLUS               growth of capital, with a greater                Funds Management
  ALLOCATION                      emphasis on current income.                      Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE          Class A     Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  ALLOCATION                      appreciation and current income.                 Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS     Class B     Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  ALLOCATION                      appreciation and current income, with a          Funds Management
                                  greater emphasis on capital appreciation.        Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/           Class A     Seeks to achieve high total return through   .   AXA Equitable
  MULTI-SECTOR BOND               a combination of current income and              Funds Management
                                  capital appreciation.                            Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL     Class B     Seeks to achieve long-term growth of         .   AXA Equitable
  CAP GROWTH                      capital.                                         Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL     Class B     Seeks to achieve long-term growth of         .   AXA Equitable
  CAP VALUE                       capital.                                         Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
TARGET 2015           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-------------------------------------------------------------------------------------------------------------------
TARGET 2025           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-------------------------------------------------------------------------------------------------------------------
TARGET 2035           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                               INVESTMENT MANAGER (OR
 TRUST -                                                                       SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
TARGET 2045           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-----------------------------------------------------------------------------------------------------------------
TARGET 2055           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC


------------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                          SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)         MANAGEMENT
------------------------------------------------------------------------------------------------------------------
ALL ASSET              Class IB    Seeks long-term capital appreciation and   .   AXA Equitable
  AGGRESSIVE - ALT                 current income, with a greater emphasis        Funds Management
  25                               on capital appreciation.                       Group, LLC
------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -     Class IB    Seeks long-term capital appreciation and   .   AXA Equitable
  ALT 20                           current income.                                Funds Management
                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------
ALL ASSET              Class IB    Seeks long-term capital appreciation and   .   AXA Equitable
  MODERATE GROWTH -                current income, with a greater emphasis        Funds Management
  ALT 15                           on current income.                             Group, LLC
------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED        Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein  (check mark)
  VOLATILITY                       capital with an emphasis on risk-adjusted      L.P.
                                   returns and managing volatility in the     .   AXA Equitable
                                   Portfolio.                                     Funds Management
                                                                                  Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED        Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein  (check mark)
  VOLATILITY                       capital with an emphasis on risk-adjusted      L.P.
                                   returns and managing volatility in the     .   AXA Equitable
                                   Portfolio.                                     Funds Management
                                                                                  Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED       Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein  (check mark)
  VOLATILITY                       capital with an emphasis on risk-adjusted      L.P.
                                   returns and managing volatility in the     .   AXA Equitable
                                   Portfolio.                                     Funds Management
                                                                                  Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC         Class IB    Seeks to achieve total return from long-   .   AllianceBernstein    (delta)
  MODERATE GROWTH                  term growth of capital and income.             L.P.
------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP       Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein
  GROWTH                           capital.                                       L.P.
------------------------------------------------------------------------------------------------------------------
AXA BALANCED           Class IB    Seeks long-term capital appreciation and   .   AXA Equitable      (check mark)
  STRATEGY                         current income.                                Funds Management
                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE       Class IB    Seeks current income and growth of         .   AXA Equitable      (check mark)
  GROWTH STRATEGY                  capital, with a greater emphasis on            Funds Management
                                   current income.                                Group, LLC
------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE       Class IB    Seeks a high level of current income.      .   AXA Equitable      (check mark)
  STRATEGY                                                                        Funds Management
                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                            SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN           Class IB    Seeks to maximize income while               .   AXA Equitable      (check mark)
  BALANCED MANAGED                 maintaining prospects for capital                Funds Management
  VOLATILITY                       appreciation with an emphasis on risk-           Group, LLC
                                   adjusted returns and managing volatility in  .   BlackRock
                                   the Portfolio.                                   Investment
                                                                                    Management, LLC
                                                                                .   Franklin
                                                                                    Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL     Class IB    Seeks to achieve long-term total return      .   AXA Equitable      (check mark)
  CAP VALUE MANAGED                with an emphasis on risk-adjusted returns        Funds Management
  VOLATILITY                       and managing volatility in the Portfolio.        Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Franklin Advisory
                                                                                    Services, LLC
--------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN           Class IB    Primarily seeks capital appreciation and     .   AXA Equitable      (check mark)
  TEMPLETON                        secondarily seeks income.                        Funds Management
  ALLOCATION                                                                        Group, LLC
  MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY      Class IB    Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  MANAGED VOLATILITY               appreciation with an emphasis on risk-           Funds Management
                                   adjusted returns and managing volatility         Group, LLC
                                   in the Portfolio.                            .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Morgan Stanley
                                                                                    Investment
                                                                                    Management Inc.
                                                                                .   OppenheimerFunds,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Class IB    Seeks to achieve long-term growth of         .   AXA Equitable      (check mark)
  CORE MANAGED                     capital with an emphasis on risk-adjusted        Funds Management
  VOLATILITY                       returns and managing volatility in the           Group, LLC
                                   Portfolio.                                   .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   EARNEST Partners,
                                                                                    LLC
                                                                                .   Federated Global
                                                                                    Investment
                                                                                    Management Corp.
                                                                                .   Massachusetts
                                                                                    Financial
                                                                                    Services Company
                                                                                    d/b/a MFS
                                                                                    Investment
                                                                                    Management
--------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Class IB    Seeks to achieve long-term growth of         .   AllianceBernstein  (check mark)
  MANAGED VOLATILITY               capital with an emphasis on risk-adjusted        L.P.
                                   returns and managing volatility in the       .   AXA Equitable
                                   Portfolio.                                       Funds Management
                                                                                    Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
--------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Class IB    Seeks to provide current income and long-    .   AXA Equitable      (check mark)
  VALUE MANAGED                    term growth of income, accompanied by            Funds Management
  VOLATILITY                       growth of capital with an emphasis on            Group, LLC
                                   risk-adjusted returns and managing           .   BlackRock
                                   volatility in the Portfolio.                     Investment
                                                                                    Management, LLC
                                                                                .   Northern Cross,
                                                                                    LLC
--------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                            SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE     Class IB    Seeks to achieve long-term growth of         .   AXA Equitable      (check mark)
  MANAGED VOLATILITY               capital with an emphasis on risk-adjusted        Funds Management
                                   returns and managing volatility in the           Group, LLC
                                   Portfolio.                                   .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Capital Guardian
                                                                                    Trust Company
                                                                                .   Thornburg
                                                                                    Investment
                                                                                    Management, Inc.
                                                                                .   Vaughan Nelson
                                                                                    Investment
                                                                                    Management
--------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP          Class IB    Seeks to provide long-term capital growth    .   AXA Equitable      (check mark)
  GROWTH MANAGED                   with an emphasis on risk-adjusted returns        Funds Management
  VOLATILITY                       and managing volatility in the Portfolio.        Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Loomis, Sayles &
                                                                                    Company, L.P.
                                                                                .   T. Rowe Price
                                                                                    Associates, Inc.
                                                                                .   Wells Capital
                                                                                    Management, Inc.
--------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE    Class IA    Seeks to achieve long-term growth of         .   AllianceBernstein  (check mark)
  MANAGED VOLATILITY               capital with an emphasis on risk-adjusted        L.P.
                                   returns and managing volatility in the       .   AXA Equitable
                                   Portfolio.                                       Funds Management
                                                                                    Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Massachusetts
                                                                                    Financial
                                                                                    Services Company
                                                                                    d/b/a MFS
                                                                                    Investment
                                                                                    Management
--------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES      Class IB    Seeks to achieve capital appreciation.       .   Loomis, Sayles &
  GROWTH                                                                            Company, L.P.
--------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE      Class IB    Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  MANAGED VOLATILITY               appreciation with an emphasis on risk-           Funds Management
                                   adjusted returns and managing volatility in      Group, LLC
                                   the Portfolio.                               .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Diamond Hill
                                                                                    Capital
                                                                                    Management, Inc.
                                                                                .   Wellington
                                                                                    Management
                                                                                    Company, LLP
--------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH    Class IB    Seeks long-term capital appreciation and     .   AXA Equitable      (check mark)
  STRATEGY                         current income, with a greater emphasis          Funds Management
                                   on current income.                               Group, LLC
--------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                           SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE       Class IB    Seeks to achieve capital appreciation,      .   AXA Equitable      (check mark)
  CAP EQUITY                       which may occasionally be short-term, with      Funds Management
  MANAGED VOLATILITY               an emphasis on risk adjusted returns and        Group, LLC
                                   managing volatility in the Portfolio.       .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Franklin Mutual
                                                                                   Advisers, LLC
-------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON          Class IB    Seeks to achieve long-term capital growth   .   AXA Equitable      (check mark)
  GLOBAL EQUITY                    with an emphasis on risk adjusted returns       Funds Management
  MANAGED VOLATILITY               and managing volatility in the Portfolio.       Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Templeton
                                                                                   Investment
                                                                                   Counsel, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Class IB    Seeks to achieve capital appreciation and   .   BlackRock
  VALUE EQUITY                     secondarily, income.                            Investment
                                                                                   Management, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS     Class IB    Seeks a combination of growth and           .   Boston Advisors,
  EQUITY INCOME                    income to achieve an above-average and          LLC
                                   consistent total return.
-------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY    Class IB    Seeks to achieve long-term capital          .   Calvert
  RESPONSIBLE                      appreciation.                                   Investment
                                                                                   Management Inc.
-------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN    Class IB    Seeks to achieve long-term growth of        .   Capital Guardian
  RESEARCH                         capital.                                        Trust Company
-------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK        Class IA    Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                            expenses that approximates the total            L.P.
                                   return performance of the Russell 3000(R)
                                   Index, including reinvestment of
                                   dividends, at a risk level consistent with
                                   that of the Russell 3000(R) Index.
-------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX     Class IB    Seeks to achieve a total return before      .   SSgA Funds
                                   expenses that approximates the total            Management, Inc.
                                   return performance of the Barclays U.S.
                                   Intermediate Government/Credit Bond
                                   Index, including reinvestment of
                                   dividends, at a risk level consistent with
                                   that of the Barclays U.S. Intermediate
                                   Government/Credit Bond Index.
-------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS    Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein
  EQUITY PLUS                      capital.                                        L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   EARNEST Partners,
                                                                                   LLC
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                          SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)         MANAGEMENT
----------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX    Class IA    Seeks to achieve a total return before     .   AllianceBernstein
                                   expenses that approximates the total           L.P.
                                   return performance of the Standard &
                                   Poor's 500 Composite Stock Price Index,
                                   including reinvestment of dividends, at a
                                   risk level consistent with that of the
                                   Standard & Poor's 500 Composite Stock
                                   Price Index.
----------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS       Class IB    Seeks to achieve capital appreciation.     .   GAMCO Asset
  AND ACQUISITIONS                                                                Management, Inc.
----------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL         Class IB    Seeks to maximize capital appreciation.    .   GAMCO Asset
  COMPANY VALUE                                                                   Management, Inc.
----------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS    Class IB    Seeks to achieve capital growth and        .   AXA Equitable
                                   current income.                                Funds Management
                                                                                  Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   First
                                                                                  International
                                                                                  Advisors, LLC
                                                                              .   Wells Capital
                                                                                  Management, Inc.
----------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD BOND     Class IB    Seeks to maximize current income.          .   AXA Equitable
                                                                                  Funds Management
                                                                                  Group, LLC
                                                                              .   AXA Investment
                                                                                  Managers, Inc.
                                                                              .   Post Advisory
                                                                                  Group, LLP
----------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE        Class IA    Seeks to achieve a total return before     .   AXA Equitable
  GOVERNMENT BOND                  expenses that approximates the total           Funds Management
                                   return performance of the Barclays U.S.        Group, LLC
                                   Intermediate Government Bond Index,        .   SSgA Funds
                                   including reinvestment of dividends, at a      Management, Inc.
                                   risk level consistent with that of the
                                   Barclays U.S. Intermediate Government
                                   Bond Index.
----------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL       Class IA    Seeks to achieve a total return (before    .   AllianceBernstein
  EQUITY INDEX                     expenses) that approximates the total          L.P.
                                   return performance of a composite index
                                   comprised of 40% DJ Euro STOXX 50
                                   Index, 25% FTSE 100 Index, 25% TOPIX
                                   Index, and 10% S&P/ASX 200 Index,
                                   including reinvestment of dividends, at a
                                   risk level consistent with that of the
                                   composite index.
----------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK    Class IB    Seeks to achieve capital growth and        .   Invesco Advisers,
                                   income.                                        Inc.
----------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE      Class IB    Seeks to achieve long-term capital         .   J.P. Morgan
  OPPORTUNITIES                    appreciation.                                  Investment
                                                                                  Management Inc.
----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                           SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH    Class IB    Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                            expenses that approximates the total            L.P.
                                   return performance of the Russell 1000(R)
                                   Growth Index, including reinvestment of
                                   dividends at a risk level consistent with
                                   that of the Russell 1000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE     Class IB    Seeks to achieve a total return before      .   SSgA Funds
  INDEX                            expenses that approximates the total            Management, Inc.
                                   return performance of the Russell 1000(R)
                                   Value Index, including reinvestment of
                                   dividends, at a risk level consistent with
                                   that of the Russell 1000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------
EQ/MFS                 Class IB    Seeks to achieve capital appreciation.      .   Massachusetts
  INTERNATIONAL                                                                    Financial
  GROWTH                                                                           Services Company
                                                                                   d/b/a MFS
                                                                                   Investment
                                                                                   Management
-----------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX       Class IB    Seeks to achieve a total return before      .   SSgA Funds
                                   expenses that approximates the total            Management, Inc.
                                   return performance of the Standard &
                                   Poor's Mid Cap 400 Index, including
                                   reinvestment of dividends, at a risk level
                                   consistent with that of the Standard &
                                   Poor's Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(1)/   Class IA    Seeks to obtain a high level of current     .   The Dreyfus
                                   income, preserve its assets and maintain        Corporation
                                   liquidity.
-----------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY      Class IB    Seeks to achieve capital growth.            .   Morgan Stanley
  MID CAP GROWTH                                                                   Investment
                                                                                   Management Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER         Class IB    Seeks to achieve capital appreciation.      .   OppenheimerFunds,
  GLOBAL                                                                           Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL        Class IB    Seeks to achieve maximum real return,       .   Pacific
  REAL RETURN                      consistent with preservation of capital         Investment
                                   and prudent investment management.              Management
                                                                                   Company LLC
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA         Class IB    Seeks to generate a return in excess of     .   Pacific
  SHORT BOND                       traditional money market products while         Investment
                                   maintaining an emphasis on preservation         Management
                                   of capital and liquidity.                       Company LLC
-----------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS   Class IA    Seeks to achieve high current income        .   AllianceBernstein
                                   consistent with moderate risk to capital.       L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   Pacific
                                                                                   Investment
                                                                                   Management
                                                                                   Company LLC
-----------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY       Class IB    Seeks to replicate as closely as possible   .   AllianceBernstein
  INDEX                            (before expenses) the total return of the       L.P.
                                   Russell 2000(R) Index.
-----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE       Class IB    Seeks to achieve long-term capital          .   T. Rowe Price
  GROWTH STOCK                     appreciation and secondarily, income.           Associates, Inc.
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                           SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND      Class IB    Seeks to achieve total return through       .   UBS Global Asset
  INCOME                           capital appreciation with income as a           Management
                                   secondary consideration.                        (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO         Class IB    Seeks to achieve long-term capital          .   Wells Capital
  OMEGA GROWTH                     growth.                                         Management, Inc.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class IA    Seeks to achieve long-term growth of        .   AllianceBernstein
  AGGRESSIVE EQUITY                capital.                                        L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   ClearBridge
                                                                                   Investments, LLC
                                                                               .   Scotia
                                                                                   Institutional
                                                                                   Asset Management
                                                                                   US, Ltd.
                                                                               .   T. Rowe Price
                                                                                   Associates, Inc.
                                                                               .   Westfield Capital
                                                                                   Management
                                                                                   Company, L.P.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE      Class IB    Seeks to achieve a balance of high current  .   AXA Equitable
  BOND                             income and capital appreciation,                Funds Management
                                   consistent with a prudent level of risk.        Group, LLC
                                                                               .   BlackRock
                                                                                   Financial
                                                                                   Management, Inc.
                                                                               .   DoubleLine
                                                                                   Capital L.P.
                                                                               .   Pacific
                                                                                   Investment
                                                                                   Management
                                                                                   Company LLC
                                                                               .   SSgA Funds
                                                                                   Management, Inc.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID       Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein
  CAP GROWTH                       capital.                                        L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Franklin
                                                                                   Advisers, Inc.
                                                                               .   Wellington
                                                                                   Management
                                                                                   Company, LLP
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID       Class IB    Seeks to achieve long-term growth of        .   AXA Equitable
  CAP VALUE                        capital.                                        Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Diamond Hill
                                                                                   Capital
                                                                                   Management, Inc.
                                                                               .   Lord, Abbett &
                                                                                   Co. LLC
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------
                                                                         INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST -                                                     SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                             AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class IB    Seeks to achieve long-term growth of  .   Allianz Global
  TECHNOLOGY                       capital.                                  Investors U.S. LLC
                                                                         .   AXA Equitable
                                                                             Funds Management
                                                                             Group, LLC
                                                                         .   SSgA Funds
                                                                             Management, Inc.
                                                                         .   Wellington
                                                                             Management
                                                                             Company, LLP

----------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                    INVESTMENT MANAGER (OR
 FUNDS) - SERIES II                                                           SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
----------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through  .   Invesco Advisers,
  REAL ESTATE FUND   growth of capital and current income.                        Inc.
                                                                              .   Invesco Asset
                                                                                  Management Limited
----------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return,         .   Invesco Advisers,
  YIELD FUND         comprised of current income and capital appreciation.        Inc.
----------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of   .   Invesco Advisers,
  INTERNATIONAL      capital.                                                     Inc.
  GROWTH FUND
----------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of   .   Invesco Advisers,
  CAP CORE EQUITY    capital.                                                     Inc.
  FUND
----------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of   .   Invesco Advisers,
  CAP EQUITY FUND    capital.                                                     Inc.

-----------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME -                                                              SUB-ADVISER(S),
 CLASS 4 SHARES       OBJECTIVE                                                AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
BOND FUND/SM/         The fund's investment objective is to provide as high a  .   Capital Research
                      level of current income as is consistent with the            and Management
                      preservation of capital.                                     Company

----------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                           INVESTMENT MANAGER (OR
 SERVICE CLASS 2                                            SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.  .   Fidelity
  CONTRAFUND(R)                                                 Management and
  PORTFOLIO                                                     Research Company
                                                                (FMR)

----------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -                                          INVESTMENT MANAGER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs
  MID CAP VALUE FUND                                            Asset Management,
                                                                L.P.

--------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE                                                                  INVESTMENT MANAGER
 PORTFOLIOS                                                                 (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                              AS APPLICABLE)
--------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.    .   Waddell & Reed
                                                                                Investment
                                                                                Management
                                                                                Company (WRIMCO)
--------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination  .   Waddell & Reed
  INCOME             of high current income and capital appreciation.           Investment
                                                                                Management
                                                                                Company (WRIMCO)
--------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                  .   Waddell & Reed
  CAP GROWTH                                                                    Investment
                                                                                Management
                                                                                Company (WRIMCO)
--------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE                                                  INVESTMENT MANAGER
 PORTFOLIOS                                                 (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.  .   Waddell & Reed
  CAP GROWTH                                                    Investment
                                                                Management
                                                                Company (WRIMCO)

----------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. -                                             INVESTMENT MANAGER
 SERVICE SHARES                                             (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset
  EMERGING MARKETS                                              Management LLC
  EQUITY PORTFOLIO

-----------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                            INVESTMENT MANAGER
 SERVICE CLASS                                                                 (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts
  INTERNATIONAL      appreciation.                                                 Financial
  VALUE PORTFOLIO                                                                  Services Company
-----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts
  TRUST SERIES       appreciation.                                                 Financial
                                                                                   Services Company
-----------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts
  MASSACHUSSETS      appreciation.                                                 Financial
  INVESTORS GROWTH                                                                 Services Company
  STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY    The fund's investment objective is to seek capital        .   Massachusetts
  PORTFOLIO          appreciation.                                                 Financial
                                                                                   Services Company
-----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES     The fund's investment objective is to seek total return.  .   Massachusetts
  SERIES                                                                           Financial
                                                                                   Services Company

------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST -                                                             INVESTMENT MANAGER (OR
 S CLASS                                                                        SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL    Seeks long-term capital appreciation by investing          .   Van Eck
  HARD ASSETS FUND   primarily in hard asset securities. Income is a secondary      Associates
                     consideration.                                                 Corporation
------------------------------------------------------------------------------------------------------




(1)The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. The rate may be different depending upon certain factors including the type and series of your contract and when the allocation is made. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the annual minimum guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.


The annual minimum guaranteed interest rate for 2016 ranges from 1.00% to 3.00% depending on the lifetime guaranteed minimum rate of your contract. Depending on your contract type, contract series, and the state where your contract is issued, the lifetime minimum guaranteed interest rate ranges from 1.00% to 3.00% (may be 4.00% for series 100 NQ contracts in certain states). The lifetime minimum guaranteed interest rate is shown in your contract. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years (one to seven in Oregon). We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." Your financial professional can provide you with the approval status of the fixed maturity options in your state.

--------------------------------------------------------------------------------
FIXED MATURITY OPTIONS GENERALLY RANGE FROM ONE TO TEN YEARS TO MATURITY.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten (seven in Oregon). Not all fixed maturity options will be available for annuitant ages 76 and above. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally ten fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

..   you previously allocated a contribution or made a transfer to the same fixed maturity option; or

..   the rate to maturity is 3%; or

..   the fixed maturity option's maturity date is within 45 days; or

..   the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions" below would apply:

(a)transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). For more information see "About our fixed maturity options" in "More information" later in this Prospectus. We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a)the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)the length of time remaining until the maturity date.

                        CONTRACT FEATURES AND BENEFITS

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.

SELECTING YOUR INVESTMENT METHOD

You must choose one of the following methods for selecting your investment options:

..   MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

..   MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time, there will be no restrictions on the amount you can transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time, you will be able to use the fixed income variable investment options listed in group "B" as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into the variable investment options in group "B" (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.


VARIABLE INVESTMENT OPTIONS*
A

--------------------------------------------------------------------------------

.. Guaranteed Investment Option

--------------------------------------------------------------------------------

DOMESTIC EQUITY
--------------------------------------------------------------------------------
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility

.. AXA/AB Small Cap Growth

.. AXA/Franklin Small Cap Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Calvert Socially Responsible
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Mid Cap Index
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. EQ/Wells Fargo Omega Growth
.. Fidelity(R) VIP Contrafund(R)
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy Funds VIP Energy
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Small Cap Growth
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology

.. VanEck VIP Global Hard Assets

--------------------------------------------------------------------------------

INTERNATIONAL/GLOBAL

--------------------------------------------------------------------------------
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA/Templeton Global Equity Managed Volatility
.. EQ/Emerging Markets Equity PLUS
.. EQ/International Equity Index
.. EQ/MFS International Growth
.. EQ/Oppenheimer Global
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
--------------------------------------------------------------------------------

ASSET ALLOCATION
--------------------------------------------------------------------------------
.. All Asset Aggressive - Alt 25
.. All Asset Growth - Alt 20
.. All Asset Moderate Growth - Alt 15

.. AXA/AB Dynamic Moderate Growth

.. AXA Aggressive Allocation
.. AXA Balanced Strategy
.. AXA Conservative Allocation
.. AXA Conservative Growth Strategy
.. AXA Conservative-Plus Allocation
.. AXA Conservative Strategy
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Moderate Allocation
.. AXA Moderate Growth
  Strategy
.. AXA Moderate-Plus Allocation
.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation

.. Target 2055 Allocation

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B
FIXED INCOME

--------------------------------------------------------------------------------

.. American Funds Insurance Series(R) Bond Fund/SM/
.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/High Yield Bond
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield
.. Ivy Funds VIP High Income
.. Multimanager Core Bond

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FIXED MATURITY OPTIONS

--------------------------------------------------------------------------------

TRANSFER RESTRICTIONS APPLY AS INDICATED ABOVE UNDER "FIXED MATURITY OPTIONS AND MATURITY DATES."

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* Please see the "Portfolios of Trusts" earlier in this prospectus regarding any name changes and the availability of any new investment options, subject to regulatory and/or shareholder approval.

                        CONTRACT FEATURES AND BENEFITS

The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group "B" investment option. Please note that if you select the "Maximum transfer flexibility" method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the "Maximum investment options choice" method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the "B" investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the "Maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the "Maximum investment options choice" investment method.


ALLOCATING YOUR CONTRIBUTIONS

Once you have made your investment method choice, you may allocate your contributions to one or more, or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become part of your account value. We discuss account value in "Determining your contract's value" later in this Prospectus. After your contract is issued, you may request that we add or eliminate any variable investment options that result in transfer restrictions. We reserve the right to deny your request. See "Transferring your money among investment options" later in this Prospectus.


The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors, LLC ("AXA Advisors") financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.


For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or market value adjustment). For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contribution. For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.


We may require that you wait six months before you apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

Also, if you fully or partially convert an existing traditional IRA contract to a Roth IRA or Roth Advantage, you may cancel your Roth IRA or Roth Advantage contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions. Ask for the form entitled "EQUI-VEST(R) Roth IRA
Re-Characterization Form."

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrender of your contract to receive its cash value" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; and (iii) the market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this Prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrender of your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect additional contributions;

(ii)decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii)increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, the annual administrative charge or third-party transfer or exchange charge, will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in a fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

..   You may not transfer to a fixed maturity option in which you already have value.

..   You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


..   If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less. Not all maturities may be available. You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.


..   If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.


..   If you choose the "Maximum investment options choice" method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this Prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

..   If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the "Maximum investment options choice" method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this Prospectus) you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.


Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1)the contract number,

(2)the dollar amounts to be transferred, and

(3)the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

Our Investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar option and interest sweep feature are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier option will end:

..   Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

..   Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

..   Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)how often you want the rebalancing to occur (quarterly, semi-annually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value" above in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL AND/OR FINANCIAL ADVISER BEFORE ELECTING THE PROGRAM.
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To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options. We may waive this $5,000 requirement.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this Prospectus.

METHOD OF WITHDRAWAL

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                                                                                  MINIMUM
                         CONTRACT                            PARTIAL SYSTEMATIC DISTRIBUTION
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NQ                                                             Yes      Yes         No
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Traditional IRA                                                Yes      Yes         Yes
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QP IRA                                                         Yes      Yes         Yes
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Roth Advantage                                                 Yes      Yes         No
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Roth IRA                                                       Yes      Yes         No
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PARTIAL WITHDRAWALS
(ALL CONTRACTS)

You may take partial withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves you with an account value of less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrender of your contract to receive its cash value" below.

Partial withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge. See "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3)You may specify a dollar amount from one variable investment option or the guaranteed interest option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

If you are invested in fixed maturity options, you may not elect option (1) or
(2).

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA AND QP IRA CONTRACTS -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)


We offer our "required minimum distribution automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Individual Retirement Arrangements ("IRAs")" in "Tax information" later in this Prospectus. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.


You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year. To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your

                             ACCESSING YOUR MONEY
account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

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WE WILL SEND TO TRADITIONAL IRA AND QP IRA OWNERS A FORM OUTLINING THE MINIMUM DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE
NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

AUTOMATIC DEPOSIT SERVICE


If you are receiving required minimum distribution payments from a traditional IRA or QP IRA contract, you may use our automatic deposit service.

Under this service, we will automatically deposit the required minimum distribution payment from your traditional IRA or QP IRA contract directly into an EQUI-VEST(R) NQ or Roth IRA or an EQUI-VEST(R) Express/SM/ (if available in your state) NQ or Roth IRA contract, according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs. See "Tax information -- Roth IRAs" later in this Prospectus.


DEPOSIT OPTION FOR NQ CONTRACTS ONLY

If available, you may elect the deposit option for your benefit while you are alive, or for the benefit of your beneficiary.

If this option is available, proceeds from your NQ contract can be deposited with us for a period you select, but no longer than five years. We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period using our then current rate for this option. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant's death, death benefit proceeds may be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. We may remove this payout option at any time. Your financial professional can provide more information about this option and whether it is available, or you may call our processing office.

SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

TERMINATION

We may terminate your contract and pay you the cash value if:

(1)your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2)you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3)you have not made any contributions within 120 days from your contract date.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.

Deferred annuity contracts such as EQUI-VEST(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your EQUI-VEST(R) contract and all its benefits terminate and will be converted to a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account

                             ACCESSING YOUR MONEY
value or cash value of your EQUI-VEST(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST(R) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We may offer other payout options not outlined here. Your financial professional can provide details.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own and the annuitant's age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

ANNUITY PAYOUT OPTIONS

-------------------------------------------------------------------------------------------
Fixed annuity payout options                  .   Life annuity
                                              .   Life annuity with period certain
                                              .   Life annuity with refund certain
                                              .   Period certain annuity
-------------------------------------------------------------------------------------------
Variable Immediate Annuity payout options     .   Life annuity (not available in NY)
  (described in a separate prospectus for     .   Life annuity with period certain
  this option)
-------------------------------------------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.


..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, to the survivor for life. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

We may offer other payout options not outlined here. Your financial professional can provide details.

PARTIAL ANNUITIZATION

Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "Withdrawing your account value" above. See also the discussion of "Partial annuitization" under "Taxation of nonqualified annuities" in "Tax information."

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We

                             ACCESSING YOUR MONEY
require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST(R) contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your EQUI-VEST(R) contract's maturity date. Your EQUI-VEST(R) contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the EQUI-VEST(R) contract date anniversary that follows the annuitant's 90th birthday. This may be different in some states.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payments, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)in certain instances, the sex of the annuitant(s).

The amount applied to provide the annuity payments will be (1) the account value for any life annuity form, or (2) the cash value for any annuity certain (an annuity form that does not guarantee payments for a person's lifetime) except that if the period certain is more than five years, the amount applied will be no less than 95% of the account value.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Please see Appendix III later in this Prospectus for state variations.

EQUI-VEST(R) AT RETIREMENT/SM/ AND AT RETIREMENT/SM/

If you have a traditional IRA, Roth IRA, QP IRA, or NQ contract, you may be eligible to convert your EQUI-VEST(R) contract to a new EQUI-VEST(R) At Retirement/SM/ contract (or a new At Retirement/SM/ contract, in New York). EQUI-VEST(R) At Retirement/SM/ is a deferred variable annuity contract that offers living benefits (Guaranteed withdrawal benefit for life or Guaranteed minimum income benefit) and enhanced death benefits. At Retirement/SM/ is a deferred variable annuity contract that offers a Guaranteed withdrawal benefit for life. Neither the EQUI-VEST(R) At Retirement/SM/ contract nor the At Retirement/SM/ contract has any withdrawal charges.


At the time of conversion, you must meet the following conditions in order to qualify for this conversion offer. You must be between the ages of 55 and 85, your contract must have an account value of at least $50,000, you must purchase at least one of the living or enhanced death benefits, there can be no withdrawal charges applicable under your existing EQUI-VEST(R) contract, and no rollover/direct transfer contributions can have been made to the existing contract in the two contract years prior to the date you apply for the new contract. The written application for the new EQUI-VEST(R) At Retirement/SM/ or At Retirement/SM/ contract must be received by our processing office no later than the close of business on December 31, 2016 or such later date as we state in writing to you. The EQUI-VEST(R) At Retirement/SM/ contract or At Retirement/SM/ contract and its benefits, including the charges for such benefits are described in a separate prospectus. The EQUI-VEST(R) At Retirement/SM/ contract and At Retirement/SM/ contract will not accept any contributions (initial or additional) after December 31, 2016.

                             ACCESSING YOUR MONEY

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:


..   A mortality and expense risks charge.

..   A charge for other expenses.


We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:


..   On the last day of the contract year an annual administrative charge, if applicable.

..   Charge for third-party transfer or exchange (series 300, 400 and 500 only).

..   Charges for certain optional special services.

..   At the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge, if applicable.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.


More information about these charges appears below. The charges differ depending on which contract series you purchase.

We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. For series 300, 400 and 500, we may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.

The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

For each series the daily charge is a percentage of net assets that is equivalent to an annual rate of:


..   1.10% current and maximum in each variable investment option under series
    300 contracts.

..   1.10% current and 1.75% maximum in each variable investment option under series 400 contracts.

..   1.20% current and 1.75% maximum in each variable investment option under series 500 contracts.

..   0.56% current and 0.65% maximum under series 100 contracts, and 1.15%
    current and 1.24% maximum under series 200 contracts in the EQ/Common Stock Index and EQ/Money Market options.

..   0.50% current and maximum under series 100 contracts, and 1.09% current and maximum under series 200 contracts for all other variable investment options.


CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts.

The daily charge is equivalent to a maximum annual rate of:

(i)under series 300, 400 and 500 contracts, 0.25% of the net assets in each variable investment option. For all variable investment options under series 300 and 400 other than the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options, we currently deduct 0.24% of the net assets. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options;


(ii)under series 100 contracts, 0.84% of the net assets in each variable investment option. 0.60% of this charge is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the annual administrative charge described below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contracts; and


(iii)under series 200 contracts, the charge for expenses and financial accounting is 0.25% of the net asset value in each variable investment option.

                             CHARGES AND EXPENSES

MAXIMUM TOTAL CHARGES

Under series 500 contracts, the total annual rate for the above charges is 1.45%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00%. We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.

Total Separate Account A annual expenses of the variable investment options (not including the Trusts fees and other expenses) are guaranteed not to exceed a total annual rate of (i) 1.35% for series 300; (ii) 1.49% for series 100 and 200 for the EQ/Common Stock Index and EQ/Money Market options; (iii) 1.34% for all the other options not listed in (ii) for series 100 and 200; and (iv) 2.00% for series 400.

Under series 100 and 200 contracts for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options, the combined amount of the Separate Account A charges to these variable investment options and Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

Under series 300, 400 and 500, during the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is currently $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We waive the charge if your account value is at least $25,000 for an NQ contract or $20,000 for an IRA contract. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Under series 100 and 200, the charge is equal to $30 or, if less, 2% of the current account value plus any amount previously withdrawn during that contract year. We waive this charge if your account value is at least $10,000.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

Under series 300 (except in FL), 400 and 500 contracts, we impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $65 for each direct transfer or exchange for series 300 and 400. For series 500, we will deduct a charge of $25 ($65 maximum) for each direct transfer or exchange. This charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value.

WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this Prospectus.

We may reduce the withdrawal charge in order to comply with any state law requirement. See "Contracts issued in New York -- fixed maturity options for series 300-500" below.

FOR SERIES 100 AND 200 NQ CONTRACTS, ALL SERIES 300, 400, AND 500 CONTRACTS

The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that were made in the current and five prior contract years measured from the date of the withdrawal.

In the case of surrenders, we will pay you the greater of the following up to a maximum of the account value:

..   the account value after any withdrawal charge has been imposed (cash value), or

..   the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees. Under series 100 and 200 NQ contracts, if the annuitant is age 59 or older when the contract is issued, this percentage will be 95% in the fifth contract year and 96% in the sixth contract year. There is a reduction in the withdrawal charge for older annuitants in the fifth and sixth contract years.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the 10% free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have

                             CHARGES AND EXPENSES
been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, the federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information" later in this Prospectus.

FOR SERIES 100 AND 200 TRADITIONAL IRA, QP IRA AND ROTH IRA

The withdrawal charge equals a percentage of the amount withdrawn. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:

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      CONTRACT YEAR(S)                    CHARGE
-------------------------------------------------------------

         1 through 5                      6%/(1)/

         6 through 8                         5

              9                              4

             10                              3

             11                              2

             12                              1

        13 and later                         0
-------------------------------------------------------------

(1)This percentage may be reduced at older ages for certain contracts. Your financial professional can provide further details about the contract series you own.

The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.

                              -------------------

We reserve the right to reduce or waive the withdrawal charge including transfers to a traditional IRA, QP IRA and Roth IRA from another EQUI-VEST(R) contract. Any such charge will not be unfairly discriminatory. The withdrawal charge may be reduced in order to comply with any state law requirement.

WHEN WITHDRAWAL CHARGES DO NOT APPLY

..   10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10%
    of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year. For series 100 and 200 traditional IRA and Roth IRA contracts, the 10% free withdrawal amount described above will be available after the third contract year or you attain age 59 1/2. (Currently we are waiving this restriction.)

For existing contract owners, if you have QP IRA contract number 11933I (series
100), the 10% free withdrawal amount described above was available after the third contract year. If you have QP IRA contract number 92QPI (series 200), the free withdrawal amount was available in the first contract year.

FOR SERIES 100 AND 200 CONTRACTS

(i)For NQ contracts, the withdrawal charge does not apply if:

  .   the annuitant dies and a death benefit is payable to the beneficiary; or

  . we receive a properly completed election form providing for the entire account value to be used to buy a life annuity payout option.

(ii)For a traditional IRA, QP IRA and Roth IRA the withdrawal charge does not apply:

  .   after five contract years and the annuitant is at least age 59 1/2; or

  . if you request a refund of an excess contribution within one month of the date on which the contribution is made; or

  . the annuitant dies and the death benefit is made available to the beneficiary; or

  . after five contract years and the annuitant is at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 59 1/2 and allows no prepayment; or

  . after three contract years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years and allows no prepayment; or

  . if the amount withdrawn is applied to the election of a life contingent annuity payout option.

FOR SERIES 300, 400 AND 500 CONTRACTS

(i)DEATH OR PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

   (a)the annuitant dies and a death benefit is payable to the beneficiary; or

   (b)we receive a properly completed election form providing for the entire account value to be used to buy a life contingent annuity or a non-life annuity with a period certain for a term of at least ten years.

(ii)DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME.

   The withdrawal charge also does not apply if:

   (a)The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

   (b)We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

   (c)The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is
      (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

      -- its main function is to provide skilled, intermediate, or custodial nursing care;

      -- it provides continuous room and board to three or more persons;

      -- it is supervised by a registered nurse or licensed practical nurse;

                             CHARGES AND EXPENSES

      -- it keeps daily medical records of each patient;

      -- it controls and records all medications dispensed; and

      -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

(iii)For traditional IRA, QP IRA and Roth IRA contracts the withdrawal charge also does not apply:

  .   after six contract years if the annuitant is at least age 59 1/2; or

  . if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

(iv)Under series 500 (Roth Advantage) contracts the withdrawal charge also does not apply:

  .   after five contract years if the annuitant is at least age 59 1/2; or

  . if you withdraw an amount which is less than or equal to 25% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year, and you use the withdrawal to pay specified higher education expenses as defined in the federal income tax rules. We must receive evidence satisfactory to us that such withdrawal is in fact for such purpose; or

  . after five contract years if the withdrawal is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit). We must receive evidence satisfactory to us that such withdrawal is in fact for such purpose; or

  . if you request a refund of a contribution in excess of amounts allowed to be contributed under federal income tax rules within one month of the date on which you made the contribution.

CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS (FOR SERIES 300-500)

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale ("declining scale"). If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternative Scale ("alternative scale") if it produces a higher charge than the declining scale.

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 DECLINING SCALE                  ALTERNATIVE SCALE
---------------------------------------------------------------
 YEAR OF INVESTMENT IN FIXED    YEAR OF TRANSFER WITHIN FIXED
 MATURITY OPTION/(1)/            MATURITY OPTION/(1)/
---------------------------------------------------------------
Within year 1         6%           Within year 1         5%
---------------------------------------------------------------
      2               6%                 2               4%
---------------------------------------------------------------
      3               5%                 3               3%
---------------------------------------------------------------
      4               4%                 4               2%
---------------------------------------------------------------
      5               3%                 5               1%
---------------------------------------------------------------
      6               2%           After year 5          0%
---------------------------------------------------------------
After year 6          0%        Not to exceed 1%
                                times the number of
                                years remaining in
                                the fixed maturity
                                option, rounded to
                                the higher number
                                of years. In other
                                words, if 4.3 years
                                remain, it would be
                                a 5% charge.
---------------------------------------------------------------

(1)Measured from the contract date anniversary prior to the date of the contribution or transfer.

In the following example we compare the withdrawal charge that would apply to a withdrawal from a NQ or traditional IRA contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

..   If you were to withdraw the total amount of the contribution within the first six years after it was made, the withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

..   The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

..   The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

                             CHARGES AND EXPENSES

..   If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

..   As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.

For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the minimum death benefit. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA, QP IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

DEATH BENEFIT

The death benefit is equal to the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment and (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals, withdrawal charges, and taxes that apply.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date that your spouse's contract is issued, and (ii) the "minimum death benefit" as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Depending upon contract series, contract date and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). Check with your financial professional.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary, the contract can be continued as discussed below under "Successor owner and annuitant." Only a spouse who is the sole primary beneficiary can be a successor owner/ annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

SUCCESSOR OWNER AND ANNUITANT: TRADITIONAL IRA, QP IRA, NQ AND ROTH IRA CONTRACTS (MAY NOT BE AVAILABLE IN ALL STATES FOR SOME SERIES). If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 and 200 IRA contracts, withdrawal charges will no longer apply and additional contributions may no longer be made. The minimum death benefit will continue to apply.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions after the original owner's death, the owner changes for purposes of receiving federal tax law required distributions from your contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor at any time while the contract is in force and the owner and annuitant are alive by sending satisfactory notice to our processing office.

Unless the surviving spouse of the owner who has died is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

..   The cash value of the contract must be fully paid to the successor owner
    (new owner) within five years after your death.

..   The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death.

If the surviving spouse is the successor owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. The account value must be distributed no later than 5 years after the spouse's death.

                           PAYMENT OF DEATH BENEFIT

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA, QP IRA, ROTH IRA AND ROTH ADVANTAGE CONTRACTS

Upon your death under a traditional IRA, QP IRA, Roth IRA, or Roth Advantage contract, your beneficiary may generally elect to keep the contract with your name on it and receive distributions under the contract instead of receiving the death benefit in a single sum. The beneficiary continuation option may not be available in all states for some series.

This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater then such account value.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death, and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this Prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA and Roth Advantage contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

..   The minimum death benefit provision will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of the beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR SERIES 400 NQ CONTRACTS ONLY

This feature (also known as inherited annuity), may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later

                           PAYMENT OF DEATH BENEFIT
than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   The minimum death benefit will no longer be in effect.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

..   No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

..   If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

..   The account value will not be reset to the death benefit amount.

..   The withdrawal charge schedule and free withdrawal amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" earlier in this Prospectus.

If a contract is jointly owned:

..   The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

..   If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" above.

..   If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" above.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, QP IRA, Roth IRA or Roth Advantage. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

FATCA


Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this prospectus, or a custodial or trusteed individual retirement account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the EQUI-VEST(R) guaranteed minimum death benefit, selection of variable investment options, provision of a guaranteed interest option and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios you select.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you make additional contributions to this annuity contract.

TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

Please note our restrictions on contributions. See "How you can contribute to your contract" in "Contract features and benefits" earlier in this Prospectus.

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

                                TAX INFORMATION

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.


All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

                                TAX INFORMATION

Under the Beneficiary continuation option the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and a beneficiary (or joint life expectancies) using an IRS-approved distribution method.

We will report a life-contingent partial annuitization made to an owner under age 59 1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59 1/2.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.

INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   "traditional IRAs," typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes.

For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. We offer the EQUI-VEST(R) contract in both traditional IRA and Roth IRA versions.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract.

                                TAX INFORMATION

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this prospectus. We do not guarantee or project growth in a variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have received an opinion letter from the IRS approving the respective forms of the series 400 EQUI-VEST(R) traditional and Roth IRA contracts for use as traditional and Roth IRA, respectively. We may no longer rely on the opinion letter for the Roth IRA. We have not submitted to the IRS requests for opinion letters to approve any other forms of series 100 - 500 EQUI-VEST(R) traditional IRA and Roth IRA for use as a traditional or Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the EQUI-VEST(R) traditional and Roth IRA contracts.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel any version of the EQUI-VEST(R) IRA contract (traditional IRA or Roth IRA) by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in this Prospectus. You can cancel an EQUI-VEST(R) Roth IRA contract issued as a result of a full or partial conversion of an EQUI-VEST(R) traditional IRA contract by following the instructions in the "EQUI-VEST(R) Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

Please note our restrictions on contributions. See "How you can contribute to your contract" in "Contract features and benefits" earlier in this Prospectus.

CONTRIBUTIONS TO TRADITIONAL IRAS. Generally, individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2016, after adjustment for cost-of-living changes. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the taxable year in which you reach age 70 1/2 or any taxable year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is being made.


DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.

                                TAX INFORMATION

ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA

Certain lower income individuals may be eligible for a nonrefundable income tax credit for contributions made to a traditional IRA or Roth IRA. Please see the current version of IRS Publication 590-A for details.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2016 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2 catch-up contributions ($6,500 for 2016). See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans, also referred to as "governmental employer EDC plans";

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:

..   a "required minimum distribution" after age 70 1/2 or retirement; or

..   one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

..   a hardship withdrawal; or

..   a corrective distribution that fits specified technical tax rules; or

..   a loan that is treated as a distribution; or

..   a death benefit payment to a beneficiary who is not your surviving spouse;
    or

..   a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this Prospectus under "Withdrawals,

                                TAX INFORMATION
payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2;
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable.


We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your Individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.


If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" above.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer EDC plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer EDC plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types its accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a roll-over.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

The EQUI-VEST(R) QP IRA is used as a conduit IRA if amounts are not commingled.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY


Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible

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for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of receiving annuity payments.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1-April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. If you do elect one of these options, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

                                TAX INFORMATION

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS

ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRAS")

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The EQUI-VEST(R) Roth IRA and Roth Advantage contracts are designed to qualify as Roth individual retirement annuities under Sections 408A and 408(b) of the Internal Revenue Code.

Please note our restrictions on contributions. See "How you can contribute to your contract" in "Contract features and benefits" earlier in this Prospectus.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion" rollover contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements (or designated Roth accounts under defined contribution plans); or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

                                TAX INFORMATION

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2016 after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" for the rules applicable to the current year.


WHEN YOU CAN MAKE CONTRIBUTIONS? Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: In a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b)
    plan, or a governmental employer EDC plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spousal beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

                                TAX INFORMATION

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract, and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   Rollovers from a Roth IRA to another Roth IRA;

..   Direct transfers from a Roth IRA to another Roth IRA;

..   Qualified distributions from Roth IRA; and

..   Return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

                                TAX INFORMATION

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Generally, the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

ILLUSTRATION OF GUARANTEED INTEREST RATES

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 1.00% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option under series 300 and 400. (The rate may be higher in your state.) We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The guaranteed interest rate, which can range from 1.00% to 3.00% (4.00% for NQ in some states), is in the contract.

The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70, should be ignored, unless the contract is a Roth IRA.

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

                                TAX INFORMATION

Table I guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

                                    TABLE I
                        ACCOUNT VALUES AND CASH VALUES
 (ASSUMING $1,000 CONTRIBUTIONS MADE ANNUALLY AT THE BEGINNING OF THE CONTRACT
                                     YEAR)

------------------------------------------------------------------

          1.00% MINIMUM GUARANTEE          1.00% MINIMUM GUARANTEE
          ----------------------- -        -----------------------

CONTRACT   ACCOUNT      CASH      CONTRACT  ACCOUNT      CASH
YEAR END    VALUE       VALUE     YEAR END   VALUE       VALUE
------------------------------------------------------------------
  1       $   989.80  $   936.35     26    $29,196.26  $28,836.26
------------------------------------------------------------------
  2       $ 1,979.70  $ 1,872.79     27    $30,498.22  $30,138.22
------------------------------------------------------------------
  3       $ 2,979.49  $ 2,818.60     28    $31,813.20  $31,453.20
------------------------------------------------------------------
  4       $ 3,989.29  $ 3,773.87     29    $33,141.33  $32,781.33
------------------------------------------------------------------
  5       $ 5,009.18  $ 4,738.69     30    $34,482.75  $34,122.75
------------------------------------------------------------------
  6       $ 6,039.27  $ 5,713.15     31    $35,837.57  $35,477.57
------------------------------------------------------------------
  7       $ 7,079.67  $ 6,719.67     32    $37,205.95  $36,845.95
------------------------------------------------------------------
  8       $ 8,130.46  $ 7,770.46     33    $38,588.01  $38,228.01
------------------------------------------------------------------
  9       $ 9,191.77  $ 8,831.77     34    $39,983.89  $39,623.89
------------------------------------------------------------------
  10      $10,263.69  $ 9,903.69     35    $41,393.73  $41,033.73
------------------------------------------------------------------
  11      $11,346.32  $10,986.32     36    $42,817.67  $42,457.67
------------------------------------------------------------------
  12      $12,439.79  $12,079.79     37    $44,255.84  $43,895.84
------------------------------------------------------------------
  13      $13,544.18  $13,184.18     38    $45,708.40  $45,348.40
------------------------------------------------------------------
  14      $14,659.63  $14,299.63     39    $47,175.49  $46,815.49
------------------------------------------------------------------
  15      $15,786.22  $15,426.22     40    $48,657.24  $48,297.24
------------------------------------------------------------------
  16      $16,924.08  $16,564.08     41    $50,153.81  $49,793.81
------------------------------------------------------------------
  17      $18,073.33  $17,713.33     42    $51,665.35  $51,305.35
------------------------------------------------------------------
  18      $19,234.06  $18,874.06     43    $53,192.00  $52,832.00
------------------------------------------------------------------
  19      $20,436.40  $20,076.40     44    $54,733.92  $54,373.92
------------------------------------------------------------------
  20      $21,650.76  $21,290.76     45    $56,291.26  $55,931.26
------------------------------------------------------------------
  21      $22,877.27  $22,517.27     46    $57,864.18  $57,504.18
------------------------------------------------------------------
  22      $24,116.04  $23,756.04     47    $59,452.82  $59,092.82
------------------------------------------------------------------
  23      $25,367.20  $25,007.20     48    $61,057.35  $60,697.35
------------------------------------------------------------------
  24      $26,630.88  $26,270.88     49    $62,677.92  $62,317.92
------------------------------------------------------------------
  25      $27,907.18  $27,547.18     50    $64,314.70  $63,954.70
------------------------------------------------------------------

                                TAX INFORMATION

Table II guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

                                   TABLE II
                        ACCOUNT VALUES AND CASH VALUES
    (ASSUMING A SINGLE CONTRIBUTION OF $1,000 AND NO FURTHER CONTRIBUTION)

------------------------------------------------------------------

          1.00% MINIMUM GUARANTEE          1.00% MINIMUM GUARANTEE
          -----------------------          -----------------------

CONTRACT  ACCOUNT      CASH       CONTRACT ACCOUNT      CASH
YEAR END   VALUE       VALUE      YEAR END  VALUE       VALUE
------------------------------------------------------------------
  1       $989.80     $936.35        26    $434.76     $434.76
------------------------------------------------------------------
  2       $979.70     $926.80        27    $409.11     $409.11
------------------------------------------------------------------
  3       $959.50     $907.69        28    $383.20     $383.20
------------------------------------------------------------------
  4       $939.10     $888.38        29    $357.03     $357.03
------------------------------------------------------------------
  5       $918.49     $868.89        30    $330.60     $330.60
------------------------------------------------------------------
  6       $897.67     $849.20        31    $303.91     $303.91
------------------------------------------------------------------
  7       $876.65     $876.65        32    $276.95     $276.95
------------------------------------------------------------------
  8       $855.42     $855.42        33    $249.72     $249.72
------------------------------------------------------------------
  9       $833.97     $833.97        34    $222.21     $222.21
------------------------------------------------------------------
  10      $812.31     $812.31        35    $194.44     $194.44
------------------------------------------------------------------
  11      $790.43     $790.43        36    $166.38     $166.38
------------------------------------------------------------------
  12      $768.34     $768.34        37    $138.04     $138.04
------------------------------------------------------------------
  13      $746.02     $746.02        38    $109.42     $109.42
------------------------------------------------------------------
  14      $723.48     $723.48        39    $ 80.52     $ 80.52
------------------------------------------------------------------
  15      $700.71     $700.71        40    $ 51.32     $ 51.32
------------------------------------------------------------------
  16      $677.72     $677.72        41    $ 21.84     $ 21.84
------------------------------------------------------------------
  17      $654.50     $654.50        42    $  0.00     $  0.00
------------------------------------------------------------------
  18      $631.04     $631.04        43    $  0.00     $  0.00
------------------------------------------------------------------
  19      $607.35     $607.35        44    $  0.00     $  0.00
------------------------------------------------------------------
  20      $583.43     $583.43        45    $  0.00     $  0.00
------------------------------------------------------------------
  21      $559.26     $559.26        46    $  0.00     $  0.00
------------------------------------------------------------------
  22      $534.85     $534.85        47    $  0.00     $  0.00
------------------------------------------------------------------
  23      $510.20     $510.20        48    $  0.00     $  0.00
------------------------------------------------------------------
  24      $485.31     $485.31        49    $  0.00     $  0.00
------------------------------------------------------------------
  25      $460.16     $460.16        50    $  0.00     $  0.00
------------------------------------------------------------------

                                TAX INFORMATION

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status or number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A; and

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of Separate Account A, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or Online Account Access or from your financial professional.


The rates to maturity for new allocations and the related price per $100 of maturity value are as shown below:


-------------------------------------------------------
 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS  PRICE PER $100 OF
 MATURITY YEAR   OF FEBRUARY 16, 2016  MATURITY VALUE
-------------------------------------------------------
      2016            3.00%/(2)/      $99.03
-------------------------------------------------------
      2017            3.00%/(2)/      $96.15
-------------------------------------------------------
      2018            3.00%/(2)/      $93.35
-------------------------------------------------------
      2019            3.00%/(2)/      $90.63
-------------------------------------------------------
      2020            3.00%/(2)/      $87.98
-------------------------------------------------------

                               MORE INFORMATION

-------------------------------------------------------
 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS  PRICE PER $100 OF
 MATURITY YEAR   OF FEBRUARY 16, 2016  MATURITY VALUE
-------------------------------------------------------
     2021             3.00%/(2)/      $85.42
-------------------------------------------------------
     2022             3.00%/(2)/      $82.93
-------------------------------------------------------
   2023/(1)/          3.00%/(2)/      $80.52
-------------------------------------------------------
   2024/(1)/          3.00%/(2)/      $78.16
-------------------------------------------------------
   2025/(1)/            3.05%         $75.55
-------------------------------------------------------


(1)Not available in Oregon
(2)Since these rates to maturity are 3%, no amounts could have been allocated to these options.

HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)We determine the market adjusted amount on the date of the withdrawal as follows:

   (a)We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

   (b)We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

   (c)We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

   (d)We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)We determine the fixed maturity amount as of the current date.

(3)We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
YOUR MARKET ADJUSTED AMOUNT IS THE PRESENT VALUE OF THE MATURITY VALUE DISCOUNTED AT THE RATE TO MATURITY IN EFFECT FOR NEW CONTRIBUTIONS TO THAT SAME FIXED MATURITY OPTION ON THE DATE OF THE CALCULATION.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II at the end of this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "non-unitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business

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expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, TRADITIONAL IRA, ROTH IRA AND ROTH ADVANTAGE CONTRACTS

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into an NQ, traditional IRA, Roth IRA and Roth Advantage contracts on a monthly basis. For all forms of IRAs, your contributions are subject to the limits and conditions on contributions described in "Tax information" earlier in this prospectus.

AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option, but not the fixed maturity options. Our minimum contribution amount requirement is $20. The maximum contribution amount is $500 per month. We will return any contribution made under this program that exceeds your contribution limit, if applicable, and your program will be cancelled. The contribution limitations described in "How you can contribute to your contract" under "Contract features and benefits" apply to this program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your NQ, traditional or Roth IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's. We will return any contribution made under this program that exceeds your contribution limit, if applicable, and your program will be cancelled. The contribution limitations described in "How you can contribute to your contract" under "Contract features and benefits" apply to this program.

WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:


   -- on a non-business day;


   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   If a fixed maturity option is scheduled to mature on June 15th and
    June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

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..   Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

..   For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

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ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling (800) 628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus. We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

You cannot assign or transfer ownership of a traditional IRA, QP IRA or Roth IRA contract except by surrender to us.

You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your traditional IRA and Roth IRA contract to another similar arrangement.

DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.5% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

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DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. Contribution-based compensation will generally not exceed 6.5% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.60% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2015) received additional payments. These additional payments ranged from $1,214.89 to $5,872,700.74. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of

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AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.


1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage Inc.
Founders Financial Securities
Girard Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harbour Investments
Independent Financial Group, LLC
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Mercap Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Next Financial Group, Inc.
NFP Securities Inc.
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
Securities America Inc.
SIGMA Financial Corporation
Signator Financial Services
Signator Investors, Inc.
Southwest Securities, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
SWS Financial Services
The Advisor Group
TransAmerica Financial Advisors
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency

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9. Incorporation of certain documents by reference

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AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2015 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone:(212) 554-1234). You can access our website at www.axa.com.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

Appendix I: Condensed financial information

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The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



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                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $107.54 $108.55 $102.40
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   Number of units outstanding (000's)        --      --      --      --      --      --      --       7      16      27
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 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.46 $118.50 $112.83 $124.66 $140.36 $141.80 $134.36
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   Number of units outstanding (000's)        --      --      --      15      68     133     164     165     160     156
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 ALL ASSET MODERATE GROWTH-ALT 15
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   Unit value                                 --      --      --      --      --      --      -- $104.03 $105.12 $ 99.85
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   Number of units outstanding (000's)        --      --      --      --      --      --      --       2      15      19
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 AMERICAN FUNDS INSURANCE SERIES(R)BOND FUND/SM/
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   Unit value                                 --      --      --      --      --      --      -- $ 96.22 $ 99.82 $ 98.40
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   Number of units outstanding (000's)        --      --      --      --      --      --      --       5      37      57
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 AXA 400 MANAGED VOLATILITY
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   Unit value                                 --      --      --      --      -- $108.41 $124.57 $161.84 $173.71 $166.05
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   Number of units outstanding (000's)        --      --      --      --      --      10      12      19      18      19
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 AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $109.53 $124.07 $160.27 $178.03 $176.28
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   Number of units outstanding (000's)        --      --      --      --      --      12      17      20      29      31
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 AXA 2000 MANAGED VOLATILITY
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   Unit value                                 --      --      --      --      -- $109.23 $124.41 $168.64 $173.12 $162.09
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   Number of units outstanding (000's)        --      --      --      --      --       4       5      10      10      10
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 AXA AGGRESSIVE ALLOCATION
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   Unit value                            $149.30 $156.38 $ 93.81 $117.80 $131.43 $119.94 $135.10 $168.52 $174.11 $168.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       364     741   1,158   1,647   1,916   2,022   2,024   1,966   1,942   1,884
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.26 $115.79 $119.26 $116.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      13      40      59      73
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.35 $118.31 $103.87 $112.55 $119.11 $119.75 $123.55 $127.18 $128.76 $126.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        91     231     309     378     424     441     433     384     355     324
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $102.63 $111.91 $114.62 $112.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       7      14      25      26
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.32 $104.34 $105.63 $104.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       5      11      14      16
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.01 $125.94 $100.11 $113.02 $121.62 $119.14 $126.21 $137.27 $139.71 $136.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       222     406     540     685     753     769     760     725     677     619
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $188.68 $264.35 $111.23 $164.68 $181.09 $156.66 $180.80 $214.70 $215.40 $208.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,693   1,843   1,758   1,934   1,848   1,671   1,522   1,404   1,303   1,226
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.89 $153.33 $ 83.42 $111.38 $120.02 $ 98.36 $112.87 $130.87 $121.06 $114.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       534     576     683     805     838     817     756     700     974     918
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 92.35 $106.23 $126.93 $117.16 $112.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      18      20      23      24      31
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $155.26 $168.78 $ 94.92 $121.98 $127.65 $105.58 $122.36 $144.05 $131.92 $126.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,505   1,600   1,585   1,655   1,622   1,495   1,381   1,277   1,194   1,134
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.13 $105.70 $ 65.27 $ 81.47 $ 91.78 $ 86.71 $ 98.37 $127.68 $140.60 $139.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       116     107     111     124     129     116     100      93     169     152
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.04 $172.29 $104.99 $139.68 $157.73 $149.93 $168.24 $224.72 $246.29 $252.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,844   1,655   1,531   1,451   1,338   1,300   1,181   1,083   2,305   2,165
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit Value                            $142.44 $134.27 $ 75.50 $ 89.84 $100.08 $ 94.00 $107.44 $140.42 $155.49 $147.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,714   9,158   8,082   7,621   6,915   6,275   5,681   5,207   5,055   4,721
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $175.70 $170.56 $101.70 $136.30 $164.68 $147.16 $172.23 $226.13 $247.35 $235.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,273   2,189   2,009   2,681   2,473   2,260   2,072   1,919   1,780   1,667
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.00 $ 66.55 $ 49.96 $ 58.09 $ 63.45 $ 61.54 $ 66.55 $ 74.81 $ 76.59 $ 75.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    18,359  17,845  17,357  17,262  16,700  15,660  14,597  13,487  12,511  11,567
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.87 $119.78 $124.09 $121.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       8      39      60      75
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.45 $148.46 $ 99.92 $120.23 $132.32 $124.08 $136.52 $161.35 $165.19 $160.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,337   2,455   3,252   3,922   4,211   4,268   4,165   4,007   3,883   3,745
------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.20 $118.28 $122.27 $119.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       4      13      22      27
------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $186.13 $214.81 $117.58 $157.78 $207.94 $204.35 $233.02 $317.66 $324.60 $310.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,655   1,500   1,411   1,367   1,291   1,180   1,071     992     918     852
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.29 $105.01 $ 70.65 $ 90.98 $ 99.91 $ 98.65 $108.25 $122.37 $128.22 $122.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        90     570     600     614     565     527     489     467     505     471
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.22 $ 97.55 $ 64.09 $ 81.08 $ 99.41 $ 88.68 $102.21 $137.84 $138.88 $128.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      50      93     113     120     121     111     104      98      90
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.16 $ 59.25 $ 75.10 $ 81.79 $ 77.11 $ 87.28 $106.16 $110.47 $105.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     176     330     389     418     419     405     408     421     408
------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.92 $138.16 $ 91.48 $117.09 $125.01 $126.89 $140.93 $176.97 $188.25 $207.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        23      87     155     200     224     203     190     176     155     153
------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.10 $107.40 $ 65.59 $ 80.97 $ 89.42 $ 84.29 $ 94.98 $121.14 $131.10 $126.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        32     228     241     265     252     231     208     189     168     153
------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.58 $108.35 $ 63.26 $ 81.16 $ 86.47 $ 78.23 $ 92.10 $115.35 $115.06 $110.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        30     188     210     250     249     247     240     238     234     223
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $178.48 $182.06 $137.74 $149.37 $157.53 $163.72 $170.12 $166.15 $167.83 $164.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       737     723     624     580     564     522     492     448     406     371
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.13 $135.15 $ 77.18 $102.45 $129.03 $107.34 $117.94 $171.95 $165.22 $153.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       216     308     303     317     309     276     249     261     222     206
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $208.22 $185.20 $113.53 $141.60 $173.94 $156.14 $179.88 $253.28 $237.12 $203.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       794     725     675     668     622     559     511     480     441     417
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $242.07 $241.63 $151.23 $194.39 $215.34 $205.86 $230.79 $313.62 $339.44 $314.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,272   1,248   1,236   1,328   1,394   1,422   1,386   1,345   1,311   1,269
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.19 $131.14 $ 87.59 $ 96.39 $110.04 $108.14 $125.60 $163.27 $175.05 $169.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       292     333     358     386     381     367     388     424     399     374
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.43 $100.04 $ 54.07 $ 69.81 $ 77.50 $ 76.67 $ 88.31 $117.03 $131.18 $130.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       167     196     213     240     247     248     243     242     243     233
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $131.65 $132.02 $ 78.59 $101.93 $116.45 $119.49 $138.41 $179.93 $196.18 $197.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       923   1,410   1,258   1,168   1,072     963     884     825     744     690
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $374.77 $384.25 $213.98 $271.80 $311.66 $310.05 $354.66 $464.93 $515.55 $509.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     8,175   6,992   6,150   5,705   5,168   4,630   4,157   3,759   3,428   3,160
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.08 $118.07 $106.08 $107.47 $112.15 $115.97 $118.03 $114.59 $115.78 $114.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       643     748     667     798     771     721     684     639     599     572
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.43 $ 90.22 $ 72.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       8      21      28
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $310.53 $322.33 $199.82 $248.75 $281.41 $282.55 $321.22 $416.78 $464.56 $461.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,920   2,757   2,594   2,527   2,394   2,246   2,120   2,010   1,936   1,890
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.29 $118.65 $100.88 $116.08 $125.54 $125.53 $130.35 $142.73 $143.13 $144.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        39      65      71      75      93     100      95      97      93      83
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.64 $147.33 $100.79 $140.66 $184.08 $175.27 $203.78 $279.70 $284.41 $264.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       362     647     842   1,109   1,363   1,484   1,517   1,556   1,523   1,490
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.48 $107.28 $112.70 $113.38 $118.92 $122.49 $125.34 $120.55 $119.99 $113.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        46     131     314     314     355     382     383     340     310     281
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.29 $101.84 $ 97.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       4      11      14
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.48 $169.61 $173.78 $167.97 $173.15 $180.33 $179.64 $174.33 $174.62 $173.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       532     504     484     438     402     369     336     299     272     253
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $178.84 $197.62 $ 96.32 $121.08 $126.36 $109.42 $125.52 $150.42 $138.16 $133.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     4,232   4,096   3,827   3,659   3,352   3,078   2,822   2,609   2,454   2,344
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.26 $114.71 $ 71.36 $ 90.40 $102.76 $ 99.37 $116.10 $154.68 $166.21 $153.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       110     144     151     161     166     175     180     204     488     451
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.85 $156.76 $ 93.14 $121.58 $134.73 $125.98 $144.24 $193.23 $218.05 $210.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       362     351     314     309     306     282     258     243     232     235
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.04 $ 77.63 $ 48.81 $ 65.60 $ 75.04 $ 75.78 $ 85.77 $112.12 $124.15 $128.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,671   1,480   1,401   1,420   1,314   1,246   1,199   1,132   1,094   1,064
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.16 $104.09 $ 44.46 $ 52.26 $ 59.10 $ 58.12 $ 66.86 $ 86.79 $ 96.44 $ 90.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       108     128     147     201     207     448     436     419     425     411
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.55 $163.42 $ 96.29 $130.37 $147.85 $130.24 $153.80 $172.45 $161.62 $159.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        67     165     188     248     314     328     343     348     335     328
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.68 $137.14 $ 68.62 $ 92.25 $114.44 $110.20 $127.28 $166.49 $179.03 $171.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,735   1,869   2,031   2,200   2,138   2,037   1,961   1,903   1,858   1,835
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 35.33 $ 36.61 $ 36.99 $ 36.46 $ 36.15 $ 35.56 $ 35.06 $ 34.57 $ 34.08 $ 33.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,018   2,683   2,421   1,591   1,290   1,122   1,041     920     835     769
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.39 $161.09 $ 83.71 $129.73 $169.33 $154.20 $165.45 $226.15 $221.53 $206.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        93     226     285     478     688     807     807     746     714     692
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.94 $115.70 $ 67.64 $ 92.50 $105.12 $ 94.78 $112.55 $140.28 $140.88 $143.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      82     114     168     240     346     360     390     410     453
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 90.73 $ 96.56 $ 93.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       8      33      60
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.40 $108.22 $102.45 $109.17 $108.61 $106.95 $107.09 $105.75 $104.24 $102.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       167     270     619     803     776     662     608     559     513     466
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $171.37 $177.18 $163.75 $171.70 $180.35 $180.55 $182.86 $176.30 $178.98 $176.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       670     670     587     692     642     567     508     455     413     375
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $162.73 $157.60 $102.42 $127.45 $158.20 $149.85 $170.81 $231.64 $239.62 $225.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       672     766     808     921     897     854     804     769     737     719
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).




-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2006    2007    2008   2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.07 $114.32 $65.18 $ 91.73 $105.33 $101.90 $119.57 $162.71 $174.40 $189.65
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        43     530    571     733     853     915   1,029   1,030   1,023   1,089
-----------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.31 $132.06 $78.13 $102.09 $113.88 $109.19 $121.59 $162.58 $183.58 $178.53
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        94     127    111     120     121     109     104     103     111     112
-----------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.90 $ 96.54 $68.96 $ 95.45 $110.46 $102.58 $121.88 $167.23 $171.26 $171.11
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       185     218    221     353     470     665     775     850     808     739
-----------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $112.76 $129.21 $166.93 $183.89 $182.18
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --     327     498     586     628     661
-----------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $ 86.03 $100.31 $131.18 $146.62 $130.88
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      20      57      89     125     144
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $100.50 $126.76 $128.11 $144.53 $140.10
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      60     130     169     214     232
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $ 94.99 $109.61 $115.46 $115.71 $110.32
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      18      52      64      73      79
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $ 86.80 $ 98.69 $115.60 $114.15 $109.67
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      39      88     117     157     187
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $105.76 $115.42 $146.29 $150.34 $141.98
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      36      47      48      48      47
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $121.44 $136.18 $184.17 $185.49 $172.50
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      18      18      21      20      23
-----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $115.31 $115.33 $145.36 $128.27 $ 98.52
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      78      99     120     159     186
-----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $110.31 $129.12 $140.77 $141.52 $130.54
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --     156     349     427     469     445
-----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $ 89.68 $100.48 $128.81 $137.08 $127.43
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      45     177     304     331     371
-----------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 79.10 $ 82.07 $116.08 $116.35 $116.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      19      31      42      41      87
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 91.70 $110.42 $107.59 $101.22 $ 79.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --     285     473     574     634     724
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $107.72 $123.20 $155.15 $154.80 $162.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --     157     291     446     553     670
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $110.60 $129.66 $168.53 $184.08 $181.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      11      23      28      26      25
------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $187.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      21
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $118.68 $133.79 $177.83 $193.71 $211.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      48      81      96     110     135
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $116.42 $130.03 $154.23 $171.13 $143.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --     106     184     228     304     276
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.76 $ 89.29 $ 47.27 $ 64.44 $ 75.22 $ 69.95 $ 79.27 $107.95 $118.60 $122.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     9,157   7,790   6,924   6,779   6,357   5,698   5,104   4,552   4,115   3,772
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.08 $120.64 $121.96 $130.33 $136.56 $142.56 $148.34 $142.91 $146.28 $144.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       370     371     378     415     480     487     527     481     427     390
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.36 $120.73 $ 67.20 $ 93.99 $117.67 $106.94 $121.80 $168.45 $174.27 $169.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       547     536     504     503     481     437     394     379     349     332
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.29 $137.54 $ 86.89 $123.76 $152.52 $130.42 $147.73 $197.63 $205.39 $191.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       391     368     346     347     344     316     278     256     226     203
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.03 $123.67 $ 64.57 $100.93 $117.21 $110.07 $123.17 $164.77 $184.59 $193.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       838     823     789     897     829     750     698     627     598     562
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.32 $114.60 $ 78.60 $ 93.30 $101.92 $ 97.73 $106.89 $120.29 $122.19 $118.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      60     109     141     154     156     141     141     128     113
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



--------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------------
                                          2006    2007    2008   2009   2010   2011   2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.27 $115.74 $74.21 $90.20 $99.61 $94.44 $105.15 $123.55 $126.81 $122.56
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      61    108    162    190    202     211     227     242     247
--------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.16 $116.71 $71.34 $88.38 $98.29 $92.47 $104.11 $125.57 $129.45 $125.12
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      29     72    122    152    171     195     209     224     239
--------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.95 $118.00 $68.30 $86.09 $96.22 $89.68 $102.13 $126.18 $130.43 $125.82
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      23     52     91    108    122     137     149     164     177
--------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --     --     --      --      --      -- $ 91.46
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --     -- $82.94 $ 84.37 $ 91.81 $ 73.06 $ 47.84
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     44      90     109     129     167
--------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $107.54 $108.55 $102.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       7      16      27
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.46 $118.50 $112.83 $124.66 $140.36 $141.80 $134.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      15      68     133     164     165     160     156
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.03 $105.12 $ 99.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2      15      19
------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 96.22 $ 99.82 $ 98.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       5      37      57
------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $108.41 $124.57 $161.84 $173.71 $166.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      10      12      19      18      19
------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $109.53 $124.07 $160.27 $178.03 $176.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      12      17      20      29      31
------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $109.23 $124.41 $168.64 $173.12 $162.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       4       5      10      10      10
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $149.30 $156.38 $ 93.81 $117.80 $131.43 $119.94 $135.10 $168.52 $174.11 $168.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       364     741   1,158   1,647   1,916   2,022   2,024   1,966   1,942   1,884
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.26 $115.79 $119.26 $116.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      13      40      59      73
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.35 $118.31 $103.87 $112.55 $119.11 $119.75 $123.55 $127.18 $128.76 $126.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        91     231     309     378     424     441     433     384     355     324
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $102.63 $111.91 $114.62 $112.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       7      14      25      26
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.32 $104.34 $105.63 $104.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       5      11      14      16
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.01 $125.94 $100.11 $113.02 $121.62 $119.14 $126.21 $137.27 $139.71 $136.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       222     406     540     685     753     769     760     725     677     619
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $188.68 $264.35 $111.23 $164.68 $181.09 $156.66 $180.80 $214.70 $215.40 $208.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,693   1,843   1,758   1,934   1,848   1,671   1,522   1,404   1,303   1,226
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.89 $153.33 $ 83.42 $111.38 $120.02 $ 98.36 $112.87 $130.87 $121.06 $114.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       534     576     683     805     838     817     756     700     974     918
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 92.35 $106.23 $126.93 $117.16 $112.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      18      20      23      24      31
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $155.26 $168.78 $ 94.92 $121.98 $127.65 $105.58 $122.36 $144.05 $131.92 $126.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,505   1,600   1,585   1,655   1,622   1,495   1,381   1,277   1,194   1,134
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.13 $105.70 $ 65.27 $ 81.47 $ 91.78 $ 86.71 $ 98.37 $127.68 $140.60 $139.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       116     107     111     124     129     116     100      93     169     152
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.04 $172.29 $104.99 $139.68 $157.73 $149.93 $168.24 $224.72 $246.29 $252.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,844   1,655   1,531   1,451   1,338   1,300   1,181   1,083   2,305   2,165
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit Value                            $142.44 $134.27 $ 75.50 $ 89.84 $100.08 $ 94.00 $107.44 $140.42 $155.49 $147.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,714   9,158   8,082   7,621   6,915   6,275   5,681   5,207   5,055   4,721
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $175.70 $170.56 $101.70 $136.30 $164.68 $147.16 $172.23 $226.13 $247.35 $235.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,273   2,189   2,009   2,681   2,473   2,260   2,072   1,919   1,780   1,667
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $213.45 $224.33 $167.56 $193.89 $210.76 $203.45 $218.36 $243.67 $247.66 $242.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,696   1,605   1,472   1,369   1,284   1,177   1,074     983     921     863
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.87 $119.78 $124.09 $121.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       8      39      60      75
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.45 $148.46 $ 99.92 $120.23 $132.32 $124.08 $136.52 $161.35 $165.19 $160.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,337   2,455   3,252   3,922   4,211   4,268   4,165   4,007   3,883   3,745
------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.20 $118.28 $122.27 $119.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       4      13      22      27
------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $186.13 $214.81 $117.58 $157.78 $207.94 $204.35 $233.02 $317.66 $324.60 $310.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,655   1,500   1,411   1,367   1,291   1,180   1,071     992     918     852
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.29 $105.01 $ 70.65 $ 90.98 $ 99.91 $ 98.65 $108.25 $122.37 $128.22 $122.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        90     570     600     614     565     527     489     467     505     471
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.22 $ 97.55 $ 64.09 $ 81.08 $ 99.41 $ 88.68 $102.21 $137.84 $138.88 $128.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      50      93     113     120     121     111     104      98      90
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.16 $ 59.25 $ 75.10 $ 81.79 $ 77.11 $ 87.28 $106.16 $110.47 $105.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     176     330     389     418     419     405     408     421     408
------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.92 $138.16 $ 91.48 $117.09 $125.01 $126.89 $140.93 $176.97 $188.25 $207.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        23      87     155     200     224     203     190     176     155     153
------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.10 $107.40 $ 65.59 $ 80.97 $ 89.42 $ 84.29 $ 94.98 $121.14 $131.10 $126.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        32     228     241     265     252     231     208     189     168     153
------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.58 $108.35 $ 63.26 $ 81.16 $ 86.47 $ 78.23 $ 92.10 $115.35 $115.06 $110.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        30     188     210     250     249     247     240     238     234     223
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $178.48 $182.06 $137.74 $149.37 $157.53 $163.72 $170.12 $166.15 $167.83 $164.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       737     723     624     580     564     522     492     448     406     371
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.13 $135.15 $ 77.18 $102.45 $129.03 $107.34 $117.94 $171.95 $165.22 $153.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       216     308     303     317     309     276     249     261     222     206
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $208.22 $185.20 $113.53 $141.60 $173.94 $156.14 $179.88 $253.28 $237.12 $203.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       794     725     675     668     622     559     511     480     441     417
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $242.07 $241.63 $151.23 $194.39 $215.34 $205.86 $230.79 $313.62 $339.44 $314.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,272   1,248   1,236   1,328   1,394   1,422   1,386   1,345   1,311   1,269
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.19 $131.14 $ 87.59 $ 96.39 $110.04 $108.14 $125.60 $163.27 $175.05 $169.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       292     333     358     386     381     367     388     424     399     374
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.43 $100.04 $ 54.07 $ 69.81 $ 77.50 $ 76.67 $ 88.31 $117.03 $131.18 $130.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       167     196     213     240     247     248     243     242     243     233
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $131.65 $132.02 $ 78.59 $101.93 $116.45 $119.49 $138.41 $179.93 $196.18 $197.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       923   1,410   1,258   1,168   1,072     963     884     825     744     690
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $290.56 $297.34 $165.26 $209.74 $240.35 $238.97 $272.50 $356.11 $393.65 $388.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,645   2,259   1,933   1,725   1,526   1,344   1,190   1,071     979     901
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.08 $118.07 $106.08 $107.47 $112.15 $115.97 $118.03 $114.59 $115.78 $114.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       643     748     667     798     771     721     684     639     599     572
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.43 $ 90.22 $ 72.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       8      21      28
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $310.53 $322.33 $199.82 $248.75 $281.41 $282.55 $321.22 $416.78 $464.56 $461.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,920   2,757   2,594   2,527   2,394   2,246   2,120   2,010   1,936   1,890
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.29 $118.65 $100.88 $116.08 $125.54 $125.53 $130.35 $142.73 $143.13 $144.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        39      65      71      75      93     100      95      97      93      83
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.64 $147.33 $100.79 $140.66 $184.08 $175.27 $203.78 $279.70 $284.41 $264.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       362     647     842   1,109   1,363   1,484   1,517   1,556   1,523   1,490
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.48 $107.28 $112.70 $113.38 $118.92 $122.49 $125.34 $120.55 $119.99 $113.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        46     131     314     314     355     382     383     340     310     281
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.29 $101.84 $ 97.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       4      11      14
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.48 $169.61 $173.78 $167.97 $173.15 $180.33 $179.64 $174.33 $174.62 $173.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       532     504     484     438     402     369     336     299     272     253
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $178.84 $197.62 $ 96.32 $121.08 $126.36 $109.42 $125.52 $150.42 $138.16 $133.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     4,232   4,096   3,827   3,659   3,352   3,078   2,822   2,609   2,454   2,344
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.26 $114.71 $ 71.36 $ 90.40 $102.76 $ 99.37 $116.10 $154.68 $166.21 $153.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       110     144     151     161     166     175     180     204     488     451
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.85 $156.76 $ 93.14 $121.58 $134.73 $125.98 $144.24 $193.23 $218.05 $210.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       362     351     314     309     306     282     258     243     232     235
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.04 $ 77.63 $ 48.81 $ 65.60 $ 75.04 $ 75.78 $ 85.77 $112.12 $124.15 $128.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,671   1,480   1,401   1,420   1,314   1,246   1,199   1,132   1,094   1,064
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.16 $104.09 $ 44.46 $ 52.26 $ 59.10 $ 58.12 $ 66.86 $ 86.79 $ 96.44 $ 90.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       108     128     147     201     207     448     436     419     425     411
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.55 $163.42 $ 96.29 $130.37 $147.85 $130.24 $153.80 $172.45 $161.62 $159.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        67     160     188     248     314     328     343     348     335     328
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.68 $137.14 $ 68.62 $ 92.25 $114.44 $110.20 $127.28 $166.49 $179.03 $171.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,735   1,869   2,031   2,200   2,138   2,037   1,961   1,903   1,858   1,835
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.78 $144.74 $146.16 $144.61 $142.80 $140.87 $138.97 $136.44 $134.60 $132.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        56      54      55      35      26      22      18     103      78      76
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.39 $161.09 $ 83.71 $129.73 $169.33 $154.20 $165.45 $226.15 $221.53 $206.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        93     226     285     478     688     807     807     746     714     692
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.94 $115.70 $ 67.64 $ 92.50 $105.12 $ 94.78 $112.55 $140.28 $140.88 $143.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      82     114     168     240     346     360     390     410     453
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 90.73 $ 96.56 $ 93.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       8      33      60
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.40 $108.22 $102.45 $109.17 $108.61 $106.95 $107.09 $105.75 $104.24 $102.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       167     270     619     803     776     662     608     559     513     466
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $171.37 $177.18 $163.75 $171.70 $180.35 $180.55 $182.86 $176.30 $178.98 $176.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       670     670     587     692     642     567     508     455     413     375
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $162.73 $157.60 $102.42 $127.45 $158.20 $149.85 $170.81 $231.64 $239.62 $225.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       672     766     808     921     897     854     804     769     737     719
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.07 $114.32 $ 65.18 $ 91.73 $105.33 $101.90 $119.57 $162.71 $174.40 $189.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        43     530     571     733     853     915   1,029   1,030   1,023   1,089
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.31 $132.06 $ 78.13 $102.09 $113.88 $109.19 $121.59 $162.58 $183.58 $178.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        92     127     111     120     121     109     103     103     111     112
------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.90 $ 96.54 $ 68.96 $ 95.45 $110.46 $102.58 $121.88 $167.23 $171.26 $171.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       185     218     221     353     470     665     775     850     808     739
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)




-----------------------------------------------------------------------------------------------------------------------------
                                                                            FOR THE YEARS ENDING DECEMBER 31,
                                                             ----------------------------------------------------------------
                                                             2006 2007 2008 2009 2010  2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                                 --   --   --   --   --  $112.76 $129.21 $166.93 $183.89 $182.18
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        --   --   --   --   --      327     498     586     628     661
-----------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                                 --   --   --   --   --  $ 86.03 $100.31 $131.18 $146.62 $130.88
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        --   --   --   --   --       20      57      89     125     144
-----------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                                 --   --   --   --   --  $100.50 $126.76 $128.11 $144.53 $140.10
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        --   --   --   --   --       60     130     169     214     232
-----------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                                 --   --   --   --   --  $ 94.99 $109.61 $115.46 $115.71 $110.32
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        --   --   --   --   --       18      52      64      73      79
-----------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                                 --   --   --   --   --  $ 86.80 $ 98.69 $115.60 $114.15 $109.67
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        --   --   --   --   --       39      88     117     157     187
-----------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                                 --   --   --   --   --  $105.76 $115.42 $146.29 $150.34 $141.98
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        --   --   --   --   --       36      47      48      48      47
-----------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                                 --   --   --   --   --  $121.44 $136.18 $184.17 $185.49 $172.50
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        --   --   --   --   --       18      18      21      20      23
-----------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                                 --   --   --   --   --  $115.31 $115.33 $145.36 $128.27 $ 98.52
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        --   --   --   --   --       78      99     120     159     186
-----------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                                 --   --   --   --   --  $110.31 $129.12 $140.77 $141.52 $130.54
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        --   --   --   --   --      156     349     427     469     445
-----------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                                 --   --   --   --   --  $ 89.68 $100.48 $128.81 $137.08 $127.43
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        --   --   --   --   --       45     177     304     331     371
-----------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                                 --   --   --   --   --  $ 79.10 $ 82.07 $116.08 $116.35 $116.95
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        --   --   --   --   --       19      31      42      41      87
-----------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                                 --   --   --   --   --  $ 91.70 $110.42 $107.59 $101.22 $ 79.84
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        --   --   --   --   --      285     473     574     634     724
-----------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
   Unit value                                                 --   --   --   --   --  $107.72 $123.20 $155.15 $154.80 $162.38
-----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        --   --   --   --   --      157     291     446     553     670
-----------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $110.60 $129.66 $168.53 $184.08 $181.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      11      23      28      26      25
------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $187.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      21
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $118.68 $133.79 $177.83 $193.71 $211.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      48      81      96     110     135
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $116.42 $130.03 $154.23 $171.13 $143.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --     106     184     228     304     276
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.76 $156.14 $ 82.34 $111.78 $130.02 $120.51 $135.77 $183.75 $200.61 $205.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,113     954     846     839     811     729     649     585     528     486
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.08 $120.64 $121.96 $130.33 $136.56 $142.56 $148.34 $142.91 $146.28 $144.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       370     371     378     415     480     487     527     481     427     390
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.36 $120.73 $ 67.20 $ 93.99 $117.67 $106.94 $121.80 $168.45 $174.27 $169.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       547     536     504     503     481     437     394     379     349     332
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.29 $137.54 $ 86.89 $123.76 $152.52 $130.42 $147.73 $197.63 $205.39 $191.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       391     368     346     347     344     316     278     256     226     203
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.03 $123.67 $ 64.57 $100.93 $117.21 $110.07 $123.17 $164.77 $184.59 $193.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       838     823     789     897     829     750     698     627     598     562
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.32 $114.60 $ 78.60 $ 93.30 $101.92 $ 97.73 $106.89 $120.29 $122.19 $118.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      60     109     141     154     156     141     141     128     113
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.27 $115.74 $ 74.21 $ 90.20 $ 99.61 $ 94.44 $105.15 $123.55 $126.81 $122.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      61     108     162     190     202     211     227     242     247
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.16 $116.71 $ 71.34 $ 88.38 $ 98.29 $ 92.47 $104.11 $125.57 $129.45 $125.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      29      72     122     152     171     195     209     224     239
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.95 $118.00 $ 68.30 $ 86.09 $ 96.22 $ 89.68 $102.13 $126.18 $130.43 $125.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      23      52      91     108     122     137     149     164     177
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------
                                         2006 2007 2008 2009 2010  2011   2012   2013   2014   2015
----------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
----------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --      --     --     --     -- $91.46
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --      --     --     --     --      1
----------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --  $82.94 $84.37 $91.81 $73.06 $47.84
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --      44     90    109    129    167
----------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.45%).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $107.46 $108.35 $102.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.43 $118.33 $112.54 $124.20 $139.69 $140.96 $133.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $103.95 $104.93 $ 99.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 96.15 $ 99.63 $ 98.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 82.02 $ 94.14 $122.17 $130.99 $125.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 88.56 $100.21 $129.31 $143.48 $141.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 81.89 $ 93.17 $126.15 $129.36 $120.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $148.76 $155.64 $ 93.26 $116.99 $130.37 $118.84 $133.71 $166.61 $171.94 $166.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.18 $115.58 $118.91 $116.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.94 $117.75 $103.26 $111.77 $118.15 $118.65 $122.28 $125.74 $127.15 $125.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $102.56 $111.70 $114.28 $112.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.25 $104.15 $105.31 $103.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.58 $125.34 $ 99.53 $112.23 $120.64 $118.05 $124.91 $135.70 $137.96 $135.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $266.22 $372.58 $156.59 $231.58 $254.37 $219.81 $253.40 $300.57 $301.21 $291.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $166.28 $188.80 $102.60 $136.84 $147.29 $120.58 $138.21 $160.07 $147.91 $139.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 78.70 $ 90.42 $107.93 $ 99.51 $ 95.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $168.61 $183.08 $102.85 $132.01 $138.00 $114.01 $131.98 $155.21 $141.98 $135.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.29 $104.71 $ 64.59 $ 80.53 $ 90.62 $ 85.52 $ 96.91 $125.65 $138.21 $136.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.13 $109.53 $ 66.67 $ 88.60 $ 99.94 $ 94.89 $106.36 $141.91 $155.36 $159.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8       7       7       7       6       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit Value                            $151.12 $142.29 $ 79.92 $ 95.00 $105.70 $ 99.17 $113.23 $147.82 $163.49 $154.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       8       8       7       6       6       6       5       5       5
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.53 $133.36 $ 79.42 $106.33 $128.33 $114.55 $133.91 $175.62 $191.89 $182.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2       2       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.52 $144.38 $107.73 $124.54 $135.24 $130.42 $139.83 $155.88 $158.27 $154.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       4       4       4       4       4       4       3
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.79 $119.56 $123.73 $120.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $140.94 $147.76 $ 99.34 $119.39 $131.26 $122.94 $135.12 $159.51 $163.12 $158.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       2       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.13 $118.06 $121.91 $119.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.25 $155.92 $ 85.25 $114.27 $150.43 $147.66 $168.20 $229.03 $233.78 $223.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2       2       2       2       2       1       1
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.26 $104.85 $ 70.47 $ 90.65 $ 99.43 $ 98.07 $107.49 $121.38 $127.03 $121.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1      --
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.18 $ 97.41 $ 63.93 $ 80.78 $ 98.93 $ 88.16 $101.50 $136.72 $137.60 $126.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.10 $ 59.15 $ 74.88 $ 81.46 $ 76.72 $ 86.73 $105.38 $109.54 $104.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.63 $137.67 $ 91.05 $116.41 $124.15 $125.87 $139.64 $175.15 $186.11 $204.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.10 $107.25 $ 65.42 $ 80.67 $ 88.99 $ 83.80 $ 94.31 $120.15 $129.89 $124.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.54 $108.19 $ 63.10 $ 80.86 $ 86.06 $ 77.77 $ 91.46 $114.42 $114.00 $109.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.89 $106.88 $ 80.77 $ 87.49 $ 92.17 $ 95.68 $ 99.32 $ 96.89 $ 97.76 $ 95.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $131.81 $134.67 $ 76.82 $101.85 $128.13 $106.47 $116.86 $170.19 $163.35 $151.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $161.93 $143.86 $ 88.09 $109.75 $134.66 $120.74 $138.95 $195.43 $182.76 $156.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $183.78 $183.24 $114.56 $147.09 $162.76 $155.42 $174.05 $236.25 $255.41 $236.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.87 $130.66 $ 87.18 $ 95.83 $109.28 $107.27 $124.45 $161.60 $173.06 $167.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.25 $128.45 $ 69.34 $ 89.44 $ 99.18 $ 98.01 $112.76 $149.27 $167.13 $165.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.57 $130.80 $ 77.77 $100.76 $114.98 $117.85 $136.36 $177.07 $192.85 $193.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       2       2       2       1       1       1       1
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.24 $119.86 $ 66.55 $ 84.37 $ 96.59 $ 95.93 $109.28 $142.67 $157.55 $155.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      25      24      23      22      20      18      16      16      14
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.42 $117.27 $105.24 $106.50 $111.02 $114.67 $116.57 $113.05 $114.11 $112.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      --      --       1      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.36 $ 90.05 $ 72.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.65 $121.98 $ 75.54 $ 93.93 $106.14 $106.45 $120.89 $156.67 $174.44 $173.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      10       9       9       8       7       7       6       6       6
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.08 $118.30 $100.47 $115.47 $124.75 $124.60 $129.24 $141.35 $141.59 $143.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.30 $146.80 $100.32 $139.84 $182.80 $173.86 $201.92 $276.83 $281.18 $261.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.34 $107.01 $112.30 $112.85 $118.22 $121.64 $124.33 $119.45 $118.76 $112.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.21 $101.65 $ 97.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.92 $137.16 $140.38 $135.54 $139.56 $145.18 $144.47 $140.04 $140.12 $138.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $140.03 $154.56 $ 75.25 $ 94.48 $ 98.22 $ 85.20 $ 97.62 $116.86 $107.22 $103.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       4       3       3       3       3       3       2
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.04 $114.37 $ 71.07 $ 89.93 $102.11 $ 98.64 $115.11 $153.19 $164.43 $152.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $124.95 $121.64 $ 72.19 $ 94.13 $104.20 $ 97.32 $111.30 $148.94 $167.88 $161.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.47 $ 76.91 $ 48.30 $ 64.84 $ 74.09 $ 74.74 $ 84.50 $110.33 $122.04 $126.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.00 $103.83 $ 44.30 $ 52.01 $ 58.76 $ 57.72 $ 66.32 $ 86.00 $ 95.45 $ 89.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.29 $162.94 $ 95.89 $129.70 $146.92 $129.28 $152.49 $170.79 $159.89 $157.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.77 $136.02 $ 67.98 $ 91.29 $113.13 $108.81 $125.54 $164.03 $176.19 $168.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.74 $120.77 $121.83 $120.42 $118.78 $117.06 $115.36 $113.69 $112.04 $110.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       1       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.14 $160.61 $ 83.37 $129.05 $168.26 $153.06 $164.04 $223.97 $219.15 $204.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.91 $115.53 $ 67.46 $ 92.16 $104.61 $ 94.21 $111.76 $139.14 $139.58 $141.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 90.66 $ 96.38 $ 92.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.22 $107.90 $102.03 $108.60 $107.93 $106.16 $106.18 $104.73 $103.12 $101.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.31 $139.74 $129.00 $135.11 $141.77 $141.77 $143.42 $138.12 $140.06 $138.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $161.81 $156.54 $101.61 $126.30 $156.61 $148.17 $168.71 $228.54 $236.15 $222.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.80 $113.91 $ 64.87 $ 91.19 $104.60 $101.09 $118.48 $161.04 $172.42 $187.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $131.98 $131.58 $ 77.76 $101.49 $113.09 $108.31 $120.48 $160.92 $181.49 $176.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.18 $ 95.65 $ 68.24 $ 94.35 $109.06 $101.17 $120.07 $164.57 $168.35 $168.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)




---------------------------------------------------------------------------------------------------------------------------------
                                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                                  ---------------------------------------------------------------
                                                                  2006 2007 2008 2009 2010  2011   2012    2013    2014    2015
---------------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
   Unit value                                                      --   --   --   --   --  $89.78 $102.76 $132.61 $145.92 $144.40
---------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             --   --   --   --   --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
   Unit value                                                      --   --   --   --   --  $85.97 $100.12 $130.80 $146.03 $130.20
---------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             --   --   --   --   --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
---------------------------------------------------------------------------------------------------------------------------------
   Unit value                                                      --   --   --   --   --  $87.60 $110.37 $111.42 $125.56 $121.58
---------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             --   --   --   --   --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
---------------------------------------------------------------------------------------------------------------------------------
   Unit value                                                      --   --   --   --   --  $94.92 $109.41 $115.12 $115.24 $109.75
---------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             --   --   --   --   --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
   Unit value                                                      --   --   --   --   --  $86.74 $ 98.51 $115.26 $113.69 $109.11
---------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             --   --   --   --   --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
   Unit value                                                      --   --   --   --   --  $85.14 $ 92.81 $117.51 $120.63 $113.79
---------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             --   --   --   --   --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
   Unit value                                                      --   --   --   --   --  $88.33 $ 98.93 $133.65 $134.46 $124.90
---------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             --   --   --   --   --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
---------------------------------------------------------------------------------------------------------------------------------
   Unit value                                                      --   --   --   --   --  $86.86 $ 86.77 $109.25 $ 96.29 $ 73.88
---------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             --   --   --   --   --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
---------------------------------------------------------------------------------------------------------------------------------
   Unit value                                                      --   --   --   --   --  $98.24 $114.86 $125.08 $125.61 $115.74
---------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             --   --   --   --   --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------------
   Unit value                                                      --   --   --   --   --  $89.62 $100.29 $128.43 $136.53 $126.77
---------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             --   --   --   --   --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------------
   Unit value                                                      --   --   --   --   --  $79.04 $ 81.92 $115.74 $115.88 $116.35
---------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             --   --   --   --   --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
   Unit value                                                      --   --   --   --   --  $82.12 $ 98.77 $ 96.13 $ 90.34 $ 71.17
---------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             --   --   --   --   --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
   Unit value                                                      --   --   --   --   --  $91.22 $104.22 $131.09 $130.66 $136.90
---------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             --   --   --   --   --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.30 $105.74 $137.28 $149.78 $147.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $146.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 92.48 $104.14 $138.26 $150.43 $163.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.91 $105.89 $125.44 $139.04 $116.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.53 $ 86.41 $ 45.52 $ 61.74 $ 71.74 $ 66.42 $ 74.76 $101.08 $110.24 $112.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       4       4       5       5       5       4       4       3       3
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.44 $119.83 $121.01 $129.17 $135.19 $140.97 $146.53 $141.01 $144.17 $142.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.75 $119.92 $ 66.68 $ 93.16 $116.49 $105.75 $120.32 $166.20 $171.76 $166.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $138.52 $136.63 $ 86.21 $122.66 $150.99 $128.97 $145.92 $194.99 $202.43 $188.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.44 $122.84 $ 64.06 $100.03 $116.04 $108.85 $121.67 $162.58 $181.93 $190.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.28 $114.43 $ 78.40 $ 92.95 $101.43 $ 97.15 $106.14 $119.31 $121.06 $117.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.23 $115.57 $ 74.01 $ 89.86 $ 99.13 $ 93.88 $104.41 $122.55 $125.64 $121.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.12 $116.54 $ 71.16 $ 88.05 $ 97.82 $ 91.92 $103.37 $124.55 $128.25 $123.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.91 $117.82 $ 68.12 $ 85.77 $ 95.76 $ 89.15 $101.41 $125.15 $129.23 $124.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)




----------------------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------
                                         2006 2007 2008 2009 2010  2011   2012   2013   2014   2015
----------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
----------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --      --     --     --     -- $91.39
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --      --     --     --     --     --
----------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --  $82.88 $84.22 $91.54 $72.76 $47.59
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --      --     --     --     --     --
----------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2016 to a fixed maturity option with a maturity date of June 15, 2024 (eight* years later) at a hypothetical rate to maturity of 4.00% (H), resulting in a maturity value of $136,886 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2020./(a)/



-------------------------------------------------------------------------------------------------------------------------
                                                                             HYPOTHETICAL ASSUMED RATE TO MATURITY/(J)/
                                                                              ON JUNE 15, 2020
                                                                             --------------------------------------------
                                                                                2%                   6%
-------------------------------------------------------------------------------------------------------------------------
AS OF JUNE 15, 2020 BEFORE WITHDRAWAL
(1) market adjusted amount/(b)/                                              $126,455             $108,409
-------------------------------------------------------------------------------------------------------------------------
(2) fixed maturity amount/(c)/                                               $116,998             $116,998
-------------------------------------------------------------------------------------------------------------------------
(3) market value adjustment: (1) - (2)                                       $  9,457             $ (8,589)
-------------------------------------------------------------------------------------------------------------------------
ON JUNE 15, 2020 AFTER $50,000 WITHDRAWAL
(4) portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)]                                                        $  3,739             $ (3,961)
-------------------------------------------------------------------------------------------------------------------------
(5) portion of fixed maturity associated with the withdrawal: $50,000 - (4)  $ 46,261             $ 53,961
-------------------------------------------------------------------------------------------------------------------------
(6) market adjusted amount (1) - $50,000                                     $ 76,455             $ 58,409
-------------------------------------------------------------------------------------------------------------------------
(7) fixed maturity amount: (2) - (5)                                         $ 70,738             $ 63,037
-------------------------------------------------------------------------------------------------------------------------
(8) maturity value/(d)/                                                      $ 82,762             $ 73,752
-------------------------------------------------------------------------------------------------------------------------

You should note that in this example, if a withdrawal is made when rates have increased from 4.00% to 6.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 4.00% to 2.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

*  In Oregon, seven is the maximum maturity year.

(a)Number of days from the withdrawal date to the maturity date = D = 1,461

(b)Market adjusted amount is based on the following calculation:

Maturity value  =        $136,886       where j is either 2% or 6%
----------------    --------------------
(1+j)/(D/365)/      (1+j)/(1,461/365)/

(c)Fixed maturity amount is based on the following calculation:

Maturity value  =         $136,886
----------------    -----------------------
(1+h)/(D/365)/      (1+0.04)/(1,461/365)/

(d)Maturity value is based on the following calculation:

   Fixed maturity amount x (1+h)/(D/365)  /=  ($70,738 or $63,037) x (1+0.04)/(1,461/365)/

                 APPENDIX II: MARKET VALUE ADJUSTMENT EXAMPLE

Appendix III: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

Certain information is provided for historical purposes only. The contracts are no longer available to new purchasers. In addition, except as described below, we have exercised our right to either (i) limit or (ii) discontinue contributions to the contracts, including contributions made through our automatic investment program or a payroll deduction program.

We currently continue to accept contributions in the following:

..   All series 300 contracts issued in Florida.

..   Series 400 traditional IRA, Roth IRA and QP IRA contracts issued in Florida.

..   All series 400 contracts issued in Maryland.

STATES WHERE CERTAIN EQUI-VEST(R) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR
VARY:

-------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
CALIFORNIA  See "Your right to cancel within  If you reside in the state of
            a certain number of days" under   California and you are age 60 or
            "Contract features and benefits"  older at the time the contract is issued, you may return your
                                              variable annuity contract within
                                              30 days from the date that you
                                              receive it and receive a refund
                                              as described below.

                                              If you allocate your entire
                                              initial contribution to the
                                              EQ/Money Market option (and/or
                                              the guaranteed interest option),
                                              the amount of your refund will
                                              be equal to your contribution
                                              less interest, unless you make a
                                              transfer, in which case the
                                              amount of your refund will be
                                              equal to your account value on
                                              the date we receive your request
                                              to cancel at our processing
                                              office. This amount could be
                                              less than your initial
                                              contribution. If you allocate
                                              any portion of your initial
                                              contribution to variable
                                              investment options other than
                                              the EQ/Money Market option
                                              and/or the fixed maturity
                                              options, your refund will be
                                              equal to your account value on
                                              the date we receive your request
                                              to cancel at our processing
                                              office.
-------------------------------------------------------------------------------
FLORIDA     See "How you can contribute to    For all series 300 contracts,
            your contract" in "Contract       the $6,000 contribution
            features and benefits"            limitation per calendar year
                                              does not apply.
                                              For all series 400 and series
                                              500 contracts, acceptance of
                                              contributions has been
                                              discontinued.
-------------------------------------------------------------------------------
MARYLAND    See "How you can contribute to    For series 400 traditional IRA,
            your contract" in "Contract       Roth IRA and QP IRA contracts,
            features and benefits"            the $6,000 contribution
                                              limitation per calendar year
                                              does not apply. For series 400
                                              NQ contracts, acceptance of
                                              additional contributions has not
                                              been discontinued.
                                              For series 500 contracts, the
                                              limitation on contributions does
                                              not apply.
-------------------------------------------------------------------------------
NEW YORK    See "Selecting an annuity payout  In the second to last paragraph
            option" in "Your annuity payout   in this section, the second line
            option" under "Accessing your     in the paragraph "(1) the amount
            money"                            applied to purchase the
                                              annuity;" is deleted in its
                                              entirety and replaced with the
                                              following:

                                              (1)The amount applied to provide
                                                 the annuity will be: (a) the
                                                 account value for any life
                                                 annuity form or (b) the cash
                                                 value for any period certain
                                                 annuity form except that, if
                                                 the period certain is more
                                                 than five years, the amount
                                                 applied will be no less than
                                                 95% of the account value.
-------------------------------------------------------------------------------

                                     III-1

                         APPENDIX III: STATE CONTRACT
        AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO  See "Taxation of nonqualified     There are special rules for
             annuities" under " Tax            nonqualified contracts issued in
             information"                      Puerto Rico.

                                               Income from NQ contracts we
                                               issue is U.S. source. A Puerto
                                               Rico resident is subject to U.S.
                                               taxation on such U.S. source
                                               income. Only Puerto Rico source
                                               income of Puerto Rico residents
                                               is excludable from U.S.
                                               taxation. Income from NQ
                                               contracts is also subject to
                                               Puerto Rico tax. The calculation
                                               of the taxable portion of
                                               amounts distributed from a
                                               contract may differ in the two
                                               jurisdictions. Therefore, you
                                               might have to file both U.S. and
                                               Puerto Rico tax returns, showing
                                               different amounts of income from
                                               the contract for each tax
                                               return. Puerto Rico generally
                                               provides a credit against Puerto
                                               Rico tax for U.S. tax paid.
                                               Depending on your personal
                                               situation and the timing of the
                                               different tax liabilities, you
                                               may not be able to take full
                                               advantage of this credit. We
                                               require owners or beneficiaries
                                               of annuity contracts in Puerto
                                               Rico that are not individuals to
                                               document their status to avoid
                                               30% FATCA withholding from U.S.
                                               - source income.
--------------------------------------------------------------------------------
WASHINGTON   See "Fixed maturity options" in   The fixed maturity options are
             "What are your investment         not available for contracts
             options under the contract?"      issued after August 13, 2001.
             under "Contract features and
             benefits"
--------------------------------------------------------------------------------

                                     III-2

                         APPENDIX III: STATE CONTRACT
        AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Calculation of Annuity Payments                               2

Custodian and Independent Registered Public Accounting Firm   2

Distribution of the Contracts                                 2

Calculating Unit Values                                       3

Financial Statements                                          3

HOW TO OBTAIN AN EQUI-VEST(R) (SERIES 100-500) STATEMENT OF ADDITIONAL INFORMATION FOR
SEPARATE ACCOUNT A

Call 1 (800) 628-6673 or send this request form to:
  EQUI-VEST(R)
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) (Series 100-500) Statement of Additional
Information dated May 1, 2016.
(Combination variable and fixed deferred annuity)
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip


                                                                        #792957

EQUI-VEST(R) (Series 100-500)

A combination variable and fixed deferred annuity contract



STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2016



--------------------------------------------------------------------------------



This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) (Series 100-500) dated May 1, 2016. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Calculation of annuity payments                    2

             Custodian and independent registered public
               accounting firm                                  2

             Distribution of the contracts                      2

             Calculating unit values                            3

             Financial statements                               3



   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
                           Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC, 1290
                  Avenue of the Americas, New York, NY 10104

  Copyright 2016 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                         #11825
                                                              EV Series 100-500

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for EQUI-VEST(R) may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2015, the annuity payment due in December 2015 would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by the variable annuity options.


The financial statements of the Separate Account at December 31, 2015 and for each of the two years in the period ended December 31, 2015, and the consolidated financial statements of AXA Equitable at December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $0, $325,380 and $325,380 for each of the years 2015, 2014 and 2013. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $560,399,960 in 2015, $571,445,806 in 2014 and $577,490,356
in 2013. Of these amounts, for each of these three years, AXA Advisors retained $285,764,982, $305,637,317 and $319,941,479, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC distribution fees of $490,800,838 in 2015, $516,811,792 in 2014 and $548,888,192 in 2013, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $0 and $16,033,494, respectively.

CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. For series 100, these charges are at an effective annual rate not to exceed a total of 1.49% for the EQ/Money Market and EQ/Common Stock Index variable investment options and 1.34% for all other variable investment options.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...............
                                                                         FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2015............   FSA-3
   Statements of Operations for the Year Ended December 31, 2015......  FSA-46
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2015 and 2014.......................................  FSA-64
   Notes to Financial Statements...................................... FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2015 and 2014.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2015, 2014 and 2013................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2015, 2014 and 2013................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2015,
     2014 and 2013...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2015, 2014 and 2013................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8

                                  FSA-1  #57957

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2015 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 18, 2016

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

                                                                               AMERICAN CENTURY   AMERICAN FUNDS      AXA 400
                              ALL ASSET        ALL ASSET    ALL ASSET MODERATE    VP MID CAP    INSURANCE SERIES(R)   MANAGED
                          AGGRESSIVE-ALT 25* GROWTH-ALT 20*   GROWTH-ALT 15*      VALUE FUND       BOND FUND/SM/    VOLATILITY*
                          ------------------ -------------- ------------------ ---------------- ------------------- -----------
ASSETS:
Investments in shares of
 the Portfolios, at fair
 value...................     $8,033,867      $52,828,026       $5,511,557       $24,826,475        $24,489,949     $7,382,641
Receivable for shares of
 the Portfolios sold.....             --               --               --                --             38,995         12,752
Receivable for
 policy-related
 transactions............         10,101           25,763            9,937            42,574                 --             --
                              ----------      -----------       ----------       -----------        -----------     ----------
   Total assets..........      8,043,968       52,853,789        5,521,494        24,869,049         24,528,944      7,395,393
                              ----------      -----------       ----------       -----------        -----------     ----------

LIABILITIES:
Payable for shares of
 the Portfolios purchased         10,101           25,763            9,924            42,486                 --             --
Payable for
 policy-related
 transactions............             --               --               --                --             38,611         12,752
                              ----------      -----------       ----------       -----------        -----------     ----------
   Total liabilities.....         10,101           25,763            9,924            42,486             38,611         12,752
                              ----------      -----------       ----------       -----------        -----------     ----------
NET ASSETS...............     $8,033,867      $52,828,026       $5,511,570       $24,826,563        $24,490,333     $7,382,641
                              ==========      ===========       ==========       ===========        ===========     ==========

NET ASSETS:
Accumulation unit values.     $8,033,619      $52,827,718       $5,511,570       $24,826,563        $24,490,333     $7,382,273
Retained by AXA
 Equitable in Separate
 Account A...............            248              308               --                --                 --            368
                              ----------      -----------       ----------       -----------        -----------     ----------
TOTAL NET ASSETS.........     $8,033,867      $52,828,026       $5,511,570       $24,826,563        $24,490,333     $7,382,641
                              ==========      ===========       ==========       ===========        ===========     ==========

Investments in shares of
 the Portfolios, at cost.     $8,659,700      $56,832,497       $5,881,460       $24,912,080        $25,393,948     $7,792,199
The Portfolios shares
 held
   Class B...............        723,600        2,954,620          527,579                --                 --        393,672
   Class 4...............             --               --               --                --          2,308,195             --
   Class II..............             --               --               --         1,349,265                 --             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE AXA BALANCED
                                                          VOLATILITY*     VOLATILITY*     ALLOCATION*    STRATEGY*
                                                        --------------- ---------------- -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $14,631,638      $4,016,281     $567,405,984  $109,031,875
Receivable for shares of the Portfolios sold...........            --              --           43,449            --
Receivable for policy-related transactions.............        69,978           4,989               --        32,359
                                                          -----------      ----------     ------------  ------------
   Total assets........................................    14,701,616       4,021,270      567,449,433   109,064,234
                                                          -----------      ----------     ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        69,867           4,989               --        32,359
Payable for policy-related transactions................            --              --           43,449            --
                                                          -----------      ----------     ------------  ------------
   Total liabilities...................................        69,867           4,989           43,449        32,359
                                                          -----------      ----------     ------------  ------------
NET ASSETS.............................................   $14,631,749      $4,016,281     $567,405,984  $109,031,875
                                                          ===========      ==========     ============  ============

NET ASSETS:
Accumulation unit values...............................   $14,631,749      $4,015,928     $567,395,624  $109,030,065
Retained by AXA Equitable in Separate Account A........            --             353           10,360         1,810
                                                          -----------      ----------     ------------  ------------
TOTAL NET ASSETS.......................................   $14,631,749      $4,016,281     $567,405,984  $109,031,875
                                                          ===========      ==========     ============  ============

Investments in shares of the Portfolios, at cost.......   $14,342,247      $4,358,116     $590,283,279  $105,365,157
The Portfolios shares held
   Class A.............................................            --              --               --        13,733
   Class B.............................................       781,503         235,993       55,378,864     7,881,739

                                                                         AXA CONSERVATIVE
                                                        AXA CONSERVATIVE      GROWTH
                                                          ALLOCATION*       STRATEGY*
                                                        ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $113,615,991     $22,059,274
Receivable for shares of the Portfolios sold...........             --           7,759
Receivable for policy-related transactions.............         37,044              --
                                                          ------------     -----------
   Total assets........................................    113,653,035      22,067,033
                                                          ------------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         37,044              --
Payable for policy-related transactions................             --           7,759
                                                          ------------     -----------
   Total liabilities...................................         37,044           7,759
                                                          ------------     -----------
NET ASSETS.............................................   $113,615,991     $22,059,274
                                                          ============     ===========

NET ASSETS:
Accumulation unit values...............................   $113,612,959     $22,059,226
Retained by AXA Equitable in Separate Account A........          3,032              48
                                                          ------------     -----------
TOTAL NET ASSETS.......................................   $113,615,991     $22,059,274
                                                          ============     ===========

Investments in shares of the Portfolios, at cost.......   $118,375,073     $21,872,572
The Portfolios shares held
   Class A.............................................             --              --
   Class B.............................................     12,228,825       1,677,207

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        AXA CONSERVATIVE AXA CONSERVATIVE-  AXA GLOBAL EQUITY  AXA GROWTH
                                                           STRATEGY*     PLUS ALLOCATION*  MANAGED VOLATILITY* STRATEGY*
                                                        ---------------- ----------------- ------------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $8,166,364      $202,534,879       $364,007,885     $1,292,097
Receivable for shares of the Portfolios sold...........        38,563                --                 --             41
Receivable for policy-related transactions.............            --            25,634             33,827             --
                                                           ----------      ------------       ------------     ----------
   Total assets........................................     8,204,927       202,560,513        364,041,712      1,292,138
                                                           ----------      ------------       ------------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --            25,634             33,827             --
Payable for policy-related transactions................        38,496                --                 --              4
                                                           ----------      ------------       ------------     ----------
   Total liabilities...................................        38,496            25,634             33,827              4
                                                           ----------      ------------       ------------     ----------
NET ASSETS.............................................    $8,166,431      $202,534,879       $364,007,885     $1,292,134
                                                           ==========      ============       ============     ==========

NET ASSETS:
Accumulation unit values...............................    $8,166,431      $202,513,220       $363,974,856     $1,292,134
Retained by AXA Equitable in Separate Account A........            --            21,659             33,029             --
                                                           ----------      ------------       ------------     ----------
TOTAL NET ASSETS.......................................    $8,166,431      $202,534,879       $364,007,885     $1,292,134
                                                           ==========      ============       ============     ==========

Investments in shares of the Portfolios, at cost.......    $8,146,186      $211,534,928       $316,450,035     $1,044,796
The Portfolios shares held
   Class A.............................................            --                --                 --         83,737
   Class B.............................................       696,815        21,398,628         25,173,690             --

                                                        AXA INTERNATIONAL AXA INTERNATIONAL
                                                          CORE MANAGED         MANAGED
                                                           VOLATILITY*       VOLATILITY*
                                                        ----------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $159,229,186       $8,447,192
Receivable for shares of the Portfolios sold...........             --               83
Receivable for policy-related transactions.............         19,573               --
                                                          ------------       ----------
   Total assets........................................    159,248,759        8,447,275
                                                          ------------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         19,573               --
Payable for policy-related transactions................             --               83
                                                          ------------       ----------
   Total liabilities...................................         19,573               83
                                                          ------------       ----------
NET ASSETS.............................................   $159,229,186       $8,447,192
                                                          ============       ==========

NET ASSETS:
Accumulation unit values...............................   $159,218,303       $8,445,988
Retained by AXA Equitable in Separate Account A........         10,883            1,204
                                                          ------------       ----------
TOTAL NET ASSETS.......................................   $159,229,186       $8,447,192
                                                          ============       ==========

Investments in shares of the Portfolios, at cost.......   $161,066,327       $9,340,781
The Portfolios shares held
   Class A.............................................             --               --
   Class B.............................................     17,450,218          727,877

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA INTERNATIONAL AXA LARGE CAP AXA LARGE CAP  AXA LARGE CAP
                                                          VALUE MANAGED   CORE MANAGED  GROWTH MANAGED VALUE MANAGED
                                                           VOLATILITY*     VOLATILITY*   VOLATILITY*    VOLATILITY*
                                                        ----------------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $180,173,574     $29,460,723   $652,082,312  $811,270,090
Receivable for shares of the Portfolios sold...........         12,810           5,260         56,350            --
Receivable for policy-related transactions.............             --              --             --        36,539
                                                          ------------     -----------   ------------  ------------
   Total assets........................................    180,186,384      29,465,983    652,138,662   811,306,629
                                                          ------------     -----------   ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --              --             --        36,539
Payable for policy-related transactions................         12,810           5,260         56,350            --
                                                          ------------     -----------   ------------  ------------
   Total liabilities...................................         12,810           5,260         56,350        36,539
                                                          ------------     -----------   ------------  ------------
NET ASSETS.............................................   $180,173,574     $29,460,723   $652,082,312  $811,270,090
                                                          ============     ===========   ============  ============

NET ASSETS:
Accumulation unit values...............................   $180,159,279     $29,443,321   $652,035,235  $807,583,685
Contracts in payout (annuitization) period.............             --              --             --     3,254,258
Retained by AXA Equitable in Separate Account A........         14,295          17,402         47,077       432,147
                                                          ------------     -----------   ------------  ------------
TOTAL NET ASSETS.......................................   $180,173,574     $29,460,723   $652,082,312  $811,270,090
                                                          ============     ===========   ============  ============

Investments in shares of the Portfolios, at cost.......   $175,854,568     $23,849,792   $427,772,523  $553,498,433
The Portfolios shares held
   Class A.............................................             --              --             --    48,113,080
   Class B.............................................     15,650,883       3,251,908     24,339,983     6,244,483

                                                         AXA MID CAP VALUE   AXA MODERATE
                                                        MANAGED VOLATILITY*  ALLOCATION*
                                                        ------------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $467,193,849     $1,613,650,791
Receivable for shares of the Portfolios sold...........              --                 --
Receivable for policy-related transactions.............           2,533            234,809
                                                           ------------     --------------
   Total assets........................................     467,196,382      1,613,885,600
                                                           ------------     --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           2,533            133,675
Payable for policy-related transactions................              --                 --
                                                           ------------     --------------
   Total liabilities...................................           2,533            133,675
                                                           ------------     --------------
NET ASSETS.............................................    $467,193,849     $1,613,751,925
                                                           ============     ==============

NET ASSETS:
Accumulation unit values...............................    $467,179,337     $1,607,867,200
Contracts in payout (annuitization) period.............              --          5,824,709
Retained by AXA Equitable in Separate Account A........          14,512             60,016
                                                           ------------     --------------
TOTAL NET ASSETS.......................................    $467,193,849     $1,613,751,925
                                                           ============     ==============

Investments in shares of the Portfolios, at cost.......    $310,876,477     $1,724,929,761
The Portfolios shares held
   Class A.............................................              --         87,166,793
   Class B.............................................      31,961,344         33,254,430

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA MODERATE                                 AXA/AB DYNAMIC
                                                           GROWTH    AXA MODERATE-PLUS AXA SMARTBETA    MODERATE
                                                         STRATEGY*      ALLOCATION*       EQUITY*       GROWTH*
                                                        ------------ ----------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $37,075,331   $1,044,178,213      $73,958     $14,424,481
Receivable for shares of the Portfolios sold...........          --               --           --              --
Receivable for policy-related transactions.............      39,994           93,929            7           5,931
                                                        -----------   --------------      -------     -----------
   Total assets........................................  37,115,325    1,044,272,142       73,965      14,430,412
                                                        -----------   --------------      -------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      39,994           93,929            5           5,872
Payable for policy-related transactions................          --               --           --              --
                                                        -----------   --------------      -------     -----------
   Total liabilities...................................      39,994           93,929            5           5,872
                                                        -----------   --------------      -------     -----------
NET ASSETS............................................. $37,075,331   $1,044,178,213      $73,960     $14,424,540
                                                        ===========   ==============      =======     ===========

NET ASSETS:
Accumulation unit values............................... $37,072,680   $1,044,144,957      $73,960     $14,424,540
Contracts in payout (annuitization) period.............          --               --           --              --
Retained by AXA Equitable in Separate Account A........       2,651           33,256           --              --
                                                        -----------   --------------      -------     -----------
TOTAL NET ASSETS....................................... $37,075,331   $1,044,178,213      $73,960     $14,424,540
                                                        ===========   ==============      =======     ===========

Investments in shares of the Portfolios, at cost....... $38,013,643   $1,074,452,300      $75,973     $14,644,148
The Portfolios shares held
   Class A.............................................          --               --           --              --
   Class B.............................................   2,490,760      100,564,085        6,931       1,239,719

                                                                         AXA/DOUBLELINE
                                                        AXA/AB SMALL CAP  OPPORTUNISTIC
                                                            GROWTH*      CORE PLUS BOND*
                                                        ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $333,718,204      $678,013
Receivable for shares of the Portfolios sold...........         23,968            --
Receivable for policy-related transactions.............             --         1,024
                                                          ------------      --------
   Total assets........................................    333,742,172       679,037
                                                          ------------      --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --         1,012
Payable for policy-related transactions................         23,968            --
                                                          ------------      --------
   Total liabilities...................................         23,968         1,012
                                                          ------------      --------
NET ASSETS.............................................   $333,718,204      $678,025
                                                          ============      ========

NET ASSETS:
Accumulation unit values...............................   $331,559,324      $678,025
Contracts in payout (annuitization) period.............      2,148,554            --
Retained by AXA Equitable in Separate Account A........         10,326            --
                                                          ------------      --------
TOTAL NET ASSETS.......................................   $333,718,204      $678,025
                                                          ============      ========

Investments in shares of the Portfolios, at cost.......   $338,682,780      $697,094
The Portfolios shares held
   Class A.............................................     16,165,178            --
   Class B.............................................      3,433,356        70,558

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         AXA/FRANKLIN     AXA/FRANKLIN
                                                          AXA/FRANKLIN     SMALL CAP       TEMPLETON
                                                        BALANCED MANAGED VALUE MANAGED ALLOCATION MANAGED   AXA/HORIZON
                                                          VOLATILITY*     VOLATILITY*     VOLATILITY*     SMALL CAP VALUE*
                                                        ---------------- ------------- ------------------ ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $87,442,450     $16,277,062     $69,225,031         $76,359
Receivable for shares of the Portfolios sold...........            --              --          14,749              --
Receivable for policy-related transactions.............         2,651           3,479              --              54
                                                          -----------     -----------     -----------         -------
   Total assets........................................    87,445,101      16,280,541      69,239,780          76,413
                                                          -----------     -----------     -----------         -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         2,651           3,479              --              53
Payable for policy-related transactions................            --              --          14,749              --
                                                          -----------     -----------     -----------         -------
   Total liabilities...................................         2,651           3,479          14,749              53
                                                          -----------     -----------     -----------         -------
NET ASSETS.............................................   $87,442,450     $16,277,062     $69,225,031         $76,360
                                                          ===========     ===========     ===========         =======

NET ASSETS:
Accumulation unit values...............................   $87,421,836     $16,276,263     $69,206,090         $76,360
Retained by AXA Equitable in Separate Account A........        20,614             799          18,941              --
                                                          -----------     -----------     -----------         -------
TOTAL NET ASSETS.......................................   $87,442,450     $16,277,062     $69,225,031         $76,360
                                                          ===========     ===========     ===========         =======

Investments in shares of the Portfolios, at cost.......   $85,916,684     $14,558,379     $63,689,152         $83,063
The Portfolios shares held
   Class B.............................................     8,921,539       1,168,749       6,995,069           8,932

                                                                           AXA/MUTUAL
                                                          AXA/LOOMIS    LARGE CAP EQUITY
                                                        SAYLES GROWTH* MANAGED VOLATILITY*
                                                        -------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $45,981,856       $25,867,071
Receivable for shares of the Portfolios sold...........        2,866             4,203
Receivable for policy-related transactions.............           --                --
                                                         -----------       -----------
   Total assets........................................   45,984,722        25,871,274
                                                         -----------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --                --
Payable for policy-related transactions................        2,866             4,203
                                                         -----------       -----------
   Total liabilities...................................        2,866             4,203
                                                         -----------       -----------
NET ASSETS.............................................  $45,981,856       $25,867,071
                                                         ===========       ===========

NET ASSETS:
Accumulation unit values...............................  $45,978,547       $25,858,718
Retained by AXA Equitable in Separate Account A........        3,309             8,353
                                                         -----------       -----------
TOTAL NET ASSETS.......................................  $45,981,856       $25,867,071
                                                         ===========       ===========

Investments in shares of the Portfolios, at cost.......  $47,784,472       $20,378,831
The Portfolios shares held
   Class B.............................................    7,322,384         2,082,343

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         AXA/TEMPLETON
                                                          AXA/PACIFIC    GLOBAL EQUITY   CHARTER/SM    CHARTER/SM   CHARTER/SM
                                                        GLOBAL SMALL CAP    MANAGED    /INTERNATIONAL /MULTI-SECTOR   /REAL
                                                             VALUE*       VOLATILITY*    MODERATE*        BOND*      ASSETS*
                                                        ---------------- ------------- -------------- ------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $121,096      $44,180,968     $23,012     $ 92,099,429   $12,648
Receivable for shares of the Portfolios sold...........           --               --          --            5,834        --
Receivable for policy-related transactions.............           49            9,745          --               --        17
                                                            --------      -----------     -------     ------------   -------
   Total assets........................................      121,145       44,190,713      23,012       92,105,263    12,665
                                                            --------      -----------     -------     ------------   -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           47            9,745          --               --        17
Payable for policy-related transactions................           --               --          --            5,834        --
                                                            --------      -----------     -------     ------------   -------
   Total liabilities...................................           47            9,745          --            5,834        17
                                                            --------      -----------     -------     ------------   -------
NET ASSETS.............................................     $121,098      $44,180,968     $23,012     $ 92,099,429   $12,648
                                                            ========      ===========     =======     ============   =======

NET ASSETS:
Accumulation unit values...............................     $121,098      $44,161,755     $23,012     $ 91,653,484   $12,648
Contracts in payout (annuitization) period.............           --               --          --          318,712        --
Retained by AXA Equitable in Separate Account A........           --           19,213          --          127,233        --
                                                            --------      -----------     -------     ------------   -------
TOTAL NET ASSETS.......................................     $121,098      $44,180,968     $23,012     $ 92,099,429   $12,648
                                                            ========      ===========     =======     ============   =======

Investments in shares of the Portfolios, at cost.......     $138,010      $39,660,454     $23,984     $103,854,765   $13,152
The Portfolios shares held
   Class A.............................................           --               --          --       17,499,193        --
   Class B.............................................       16,913        3,950,565       2,599        7,035,691     1,539

                                                        CHARTER/SM
                                                        /SMALL CAP
                                                         GROWTH*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $40,574,884
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............       4,596
                                                        -----------
   Total assets........................................  40,579,480
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       4,596
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................       4,596
                                                        -----------
NET ASSETS............................................. $40,574,884
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $40,398,193
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........     176,691
                                                        -----------
TOTAL NET ASSETS....................................... $40,574,884
                                                        ===========

Investments in shares of the Portfolios, at cost....... $37,338,453
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   3,630,026

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         CHARTER/SM  EQ/BLACKROCK    EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                         /SMALL CAP  BASIC VALUE  ADVISORS EQUITY   SOCIALLY     GUARDIAN
                                                           VALUE*      EQUITY*        INCOME*     RESPONSIBLE*  RESEARCH*
                                                        ------------ ------------ --------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $101,915,691 $648,719,037  $102,243,891   $43,216,640  $193,621,226
Receivable for shares of the Portfolios sold...........           --           --            --            --       134,774
Receivable for policy-related transactions.............       13,917       98,691        92,009        25,658            --
                                                        ------------ ------------  ------------   -----------  ------------
   Total assets........................................  101,929,608  648,817,728   102,335,900    43,242,298   193,756,000
                                                        ------------ ------------  ------------   -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       13,917       98,691        92,009        25,658            --
Payable for policy-related transactions................           --           --            --            --       134,774
                                                        ------------ ------------  ------------   -----------  ------------
   Total liabilities...................................       13,917       98,691        92,009        25,658       134,774
                                                        ------------ ------------  ------------   -----------  ------------
NET ASSETS............................................. $101,915,691 $648,719,037  $102,243,891   $43,216,640  $193,621,226
                                                        ============ ============  ============   ===========  ============

NET ASSETS:
Accumulation unit values............................... $101,764,686 $648,716,209  $102,238,939   $43,199,450  $193,582,979
Contracts in payout (annuitization) period.............           --           --            --            --            --
Retained by AXA Equitable in Separate Account A........      151,005        2,828         4,952        17,190        38,247
                                                        ------------ ------------  ------------   -----------  ------------
TOTAL NET ASSETS....................................... $101,915,691 $648,719,037  $102,243,891   $43,216,640  $193,621,226
                                                        ============ ============  ============   ===========  ============

Investments in shares of the Portfolios, at cost....... $ 88,104,037 $542,282,619  $111,122,166   $37,684,124  $123,140,188
The Portfolios shares held
   Class A.............................................           --           --            --            --            --
   Class B.............................................    7,699,149   32,512,481    17,593,226     3,950,115     9,177,786

                                                          EQ/COMMON
                                                            STOCK
                                                           INDEX*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $2,179,672,331
Receivable for shares of the Portfolios sold...........             --
Receivable for policy-related transactions.............         37,568
                                                        --------------
   Total assets........................................  2,179,709,899
                                                        --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         43,961
Payable for policy-related transactions................             --
                                                        --------------
   Total liabilities...................................         43,961
                                                        --------------
NET ASSETS............................................. $2,179,665,938
                                                        ==============

NET ASSETS:
Accumulation unit values............................... $2,166,756,381
Contracts in payout (annuitization) period.............     12,807,988
Retained by AXA Equitable in Separate Account A........        101,569
                                                        --------------
TOTAL NET ASSETS....................................... $2,179,665,938
                                                        ==============

Investments in shares of the Portfolios, at cost....... $1,559,766,669
The Portfolios shares held
   Class A.............................................     79,209,466
   Class B.............................................      5,054,506

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                          EQ/CORE    EQ/EMERGING                   EQ/GAMCO      EQ/GAMCO
                                                           BOND        MARKETS    EQ/EQUITY 500   MERGERS AND  SMALL COMPANY
                                                          INDEX*     EQUITY PLUS*    INDEX*      ACQUISITIONS*    VALUE*
                                                        ------------ ------------ -------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $110,941,196  $3,973,731  $1,173,146,319  $18,287,941  $692,319,810
Receivable for shares of the Portfolios sold...........      233,365          --          68,561       68,675            --
Receivable for policy-related transactions.............           --      43,465              --           --       201,524
                                                        ------------  ----------  --------------  -----------  ------------
   Total assets........................................  111,174,561   4,017,196   1,173,214,880   18,356,616   692,521,334
                                                        ------------  ----------  --------------  -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --      43,465              --           --       201,524
Payable for policy-related transactions................      233,365          --          68,561       68,675            --
                                                        ------------  ----------  --------------  -----------  ------------
   Total liabilities...................................      233,365      43,465          68,561       68,675       201,524
                                                        ------------  ----------  --------------  -----------  ------------
NET ASSETS............................................. $110,941,196  $3,973,731  $1,173,146,319  $18,287,941  $692,319,810
                                                        ============  ==========  ==============  ===========  ============

NET ASSETS:
Accumulation unit values............................... $110,934,182  $3,973,727  $1,169,123,792  $18,277,330  $692,281,259
Contracts in payout (annuitization) period.............           --          --       3,816,320           --            --
Retained by AXA Equitable in Separate Account A........        7,014           4         206,207       10,611        38,551
                                                        ------------  ----------  --------------  -----------  ------------
TOTAL NET ASSETS....................................... $110,941,196  $3,973,731  $1,173,146,319  $18,287,941  $692,319,810
                                                        ============  ==========  ==============  ===========  ============

Investments in shares of the Portfolios, at cost....... $112,729,646  $4,854,393  $  925,680,552  $18,682,805  $675,828,226
The Portfolios shares held
   Class A.............................................           --          --      26,902,586           --            --
   Class B.............................................   11,225,878     540,077       7,150,160    1,452,701    14,031,279

                                                         EQ/GLOBAL
                                                           BOND
                                                           PLUS*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $59,634,025
Receivable for shares of the Portfolios sold...........      34,518
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  59,668,543
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................      34,518
                                                        -----------
   Total liabilities...................................      34,518
                                                        -----------
NET ASSETS............................................. $59,634,025
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $59,622,385
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........      11,640
                                                        -----------
TOTAL NET ASSETS....................................... $59,634,025
                                                        ===========

Investments in shares of the Portfolios, at cost....... $65,255,209
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   6,749,720

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         EQ/HIGH   EQ/INTERMEDIATE                                EQ/JPMORGAN
                                                          YIELD      GOVERNMENT    EQ/INTERNATIONAL  EQ/INVESCO      VALUE
                                                          BOND*         BOND*       EQUITY INDEX*    COMSTOCK*   OPPORTUNITIES*
                                                        ---------- --------------- ---------------- ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $5,403,523   $60,771,026     $362,666,704   $109,974,344  $69,695,470
Receivable for shares of the Portfolios sold...........         --        27,728           34,486         22,523           --
Receivable for policy-related transactions.............      2,227            --               --             --       16,658
                                                        ----------   -----------     ------------   ------------  -----------
   Total assets........................................  5,405,750    60,798,754      362,701,190    109,996,867   69,712,128
                                                        ----------   -----------     ------------   ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      2,227            --               --             --       16,658
Payable for policy-related transactions................         --        27,665           34,486         22,523           --
                                                        ----------   -----------     ------------   ------------  -----------
   Total liabilities...................................      2,227        27,665           34,486         22,523       16,658
                                                        ----------   -----------     ------------   ------------  -----------
NET ASSETS............................................. $5,403,523   $60,771,089     $362,666,704   $109,974,344  $69,695,470
                                                        ==========   ===========     ============   ============  ===========

NET ASSETS:
Accumulation unit values............................... $5,403,493   $60,419,009     $361,290,936   $109,962,954  $69,658,974
Contracts in payout (annuitization) period.............         --       316,160        1,301,401             --           --
Retained by AXA Equitable in Separate Account A........         30        35,920           74,367         11,390       36,496
                                                        ----------   -----------     ------------   ------------  -----------
TOTAL NET ASSETS....................................... $5,403,523   $60,771,089     $362,666,704   $109,974,344  $69,695,470
                                                        ==========   ===========     ============   ============  ===========

Investments in shares of the Portfolios, at cost....... $6,049,531   $60,104,372     $401,911,853   $106,992,018  $58,234,405
The Portfolios shares held
   Class A.............................................         --     4,562,843       38,880,611             --           --
   Class B.............................................    601,378     1,358,107        4,279,340      7,968,657    4,512,766

                                                        EQ/LARGE CAP
                                                           GROWTH
                                                           INDEX*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $198,425,936
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............      124,194
                                                        ------------
   Total assets........................................  198,550,130
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      124,194
Payable for policy-related transactions................           --
                                                        ------------
   Total liabilities...................................      124,194
                                                        ------------
NET ASSETS............................................. $198,425,936
                                                        ============

NET ASSETS:
Accumulation unit values............................... $198,419,101
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........        6,835
                                                        ------------
TOTAL NET ASSETS....................................... $198,425,936
                                                        ============

Investments in shares of the Portfolios, at cost....... $189,413,586
The Portfolios shares held
   Class A.............................................           --
   Class B.............................................   17,256,360

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         EQ/LARGE      EQ/MFS                                 EQ/MORGAN
                                                         CAP VALUE  INTERNATIONAL  EQ/MID CAP   EQ/MONEY   STANLEY MID CAP
                                                          INDEX*       GROWTH*       INDEX*     MARKET*        GROWTH*
                                                        ----------- ------------- ------------ ----------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $63,568,655 $ 97,854,767  $453,039,595 $72,549,080  $269,875,460
Receivable for shares of the Portfolios sold...........          --       61,282            --          --            --
Receivable for policy-related transactions.............       1,990           --        67,991     370,568        64,488
                                                        ----------- ------------  ------------ -----------  ------------
   Total assets........................................  63,570,645   97,916,049   453,107,586  72,919,648   269,939,948
                                                        ----------- ------------  ------------ -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       1,990           --        67,991     370,570        64,488
Payable for policy-related transactions................          --       61,282            --          --            --
                                                        ----------- ------------  ------------ -----------  ------------
   Total liabilities...................................       1,990       61,282        67,991     370,570        64,488
                                                        ----------- ------------  ------------ -----------  ------------
NET ASSETS............................................. $63,568,655 $ 97,854,767  $453,039,595 $72,549,078  $269,875,460
                                                        =========== ============  ============ ===========  ============

NET ASSETS:
Accumulation unit values............................... $63,564,771 $ 97,843,162  $453,030,711 $71,780,752  $269,874,985
Contracts in payout (annuitization) period.............          --           --            --     336,833            --
Retained by AXA Equitable in Separate Account A........       3,884       11,605         8,884     431,493           475
                                                        ----------- ------------  ------------ -----------  ------------
TOTAL NET ASSETS....................................... $63,568,655 $ 97,854,767  $453,039,595 $72,549,078  $269,875,460
                                                        =========== ============  ============ ===========  ============

Investments in shares of the Portfolios, at cost....... $59,452,522 $101,180,564  $337,390,196 $72,558,711  $291,084,936
The Portfolios shares held
   Class A.............................................          --           --            --  44,503,977            --
   Class B.............................................   8,213,076   14,979,615    35,422,516  28,023,148    16,618,461

                                                        EQ/OPPENHEIMER
                                                           GLOBAL*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $121,247,181
Receivable for shares of the Portfolios sold...........            --
Receivable for policy-related transactions.............        53,914
                                                         ------------
   Total assets........................................   121,301,095
                                                         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        53,914
Payable for policy-related transactions................            --
                                                         ------------
   Total liabilities...................................        53,914
                                                         ------------
NET ASSETS.............................................  $121,247,181
                                                         ============

NET ASSETS:
Accumulation unit values...............................  $121,242,579
Contracts in payout (annuitization) period.............            --
Retained by AXA Equitable in Separate Account A........         4,602
                                                         ------------
TOTAL NET ASSETS.......................................  $121,247,181
                                                         ============

Investments in shares of the Portfolios, at cost.......  $109,313,977
The Portfolios shares held
   Class A.............................................            --
   Class B.............................................     8,236,250

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         EQ/PIMCO    EQ/PIMCO                 EQ/SMALL    EQ/T. ROWE    EQ/UBS
                                                        GLOBAL REAL ULTRA SHORT EQ/QUALITY    COMPANY    PRICE GROWTH  GROWTH &
                                                          RETURN*      BOND*    BOND PLUS*     INDEX*       STOCK*     INCOME*
                                                        ----------- ----------- ----------- ------------ ------------ -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $17,167,702 $89,088,892 $91,784,345 $235,677,865 $409,323,163 $34,305,756
Receivable for shares of the Portfolios sold...........          --          --          --           --           --      45,273
Receivable for policy-related transactions.............       5,476      36,823      21,710       15,185      280,762          --
                                                        ----------- ----------- ----------- ------------ ------------ -----------
   Total assets........................................  17,173,178  89,125,715  91,806,055  235,693,050  409,603,925  34,351,029
                                                        ----------- ----------- ----------- ------------ ------------ -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       5,476      36,823      21,710       15,185      280,762          --
Payable for policy-related transactions................          --          --          --           --           --      45,273
                                                        ----------- ----------- ----------- ------------ ------------ -----------
   Total liabilities...................................       5,476      36,823      21,710       15,185      280,762      45,273
                                                        ----------- ----------- ----------- ------------ ------------ -----------
NET ASSETS............................................. $17,167,702 $89,088,892 $91,784,345 $235,677,865 $409,323,163 $34,305,756
                                                        =========== =========== =========== ============ ============ ===========

NET ASSETS:
Accumulation unit values............................... $17,167,665 $89,080,185 $91,123,154 $235,560,067 $409,318,513 $34,303,625
Contracts in payout (annuitization) period.............          --          --     541,601           --           --          --
Retained by AXA Equitable in Separate Account A........          37       8,707     119,590      117,798        4,650       2,131
                                                        ----------- ----------- ----------- ------------ ------------ -----------
TOTAL NET ASSETS....................................... $17,167,702 $89,088,892 $91,784,345 $235,677,865 $409,323,163 $34,305,756
                                                        =========== =========== =========== ============ ============ ===========

Investments in shares of the Portfolios, at cost....... $18,007,907 $90,540,826 $97,475,187 $248,915,159 $315,627,943 $36,957,197
The Portfolios shares held
   Class A.............................................          --      10,733   8,253,764           --           --          --
   Class B.............................................   1,853,968   9,089,856   2,598,565   23,308,487   10,724,339   4,106,777

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        EQ/WELLS FARGO FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                            OMEGA       CONTRAFUND(R)   EQUITY-INCOME      MID CAP
                                                           GROWTH*        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        -------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $177,342,681   $311,229,563     $7,682,971      $29,387,656
Receivable for shares of the Portfolios sold...........       201,876             --             --               --
Receivable for policy-related transactions.............            --        121,943          7,424           26,099
                                                         ------------   ------------     ----------      -----------
   Total assets........................................   177,544,557    311,351,506      7,690,395       29,413,755
                                                         ------------   ------------     ----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --        121,943          7,424           26,099
Payable for policy-related transactions................       201,876             --             --               --
                                                         ------------   ------------     ----------      -----------
   Total liabilities...................................       201,876        121,943          7,424           26,099
                                                         ------------   ------------     ----------      -----------
NET ASSETS.............................................  $177,342,681   $311,229,563     $7,682,971      $29,387,656
                                                         ============   ============     ==========      ===========

NET ASSETS:
Accumulation unit values...............................  $177,302,477   $311,215,197     $7,680,712      $29,387,132
Retained by AXA Equitable in Separate Account A........        40,204         14,366          2,259              524
                                                         ------------   ------------     ----------      -----------
TOTAL NET ASSETS.......................................  $177,342,681   $311,229,563     $7,682,971      $29,387,656
                                                         ============   ============     ==========      ===========

Investments in shares of the Portfolios, at cost.......  $198,957,907   $295,418,883     $8,592,952      $31,450,266
The Portfolios shares held
   Class B.............................................    17,008,285             --             --               --
   Series II...........................................            --             --             --               --
   Service Class 2.....................................            --      9,357,473        383,382          923,269
   Service Shares......................................            --             --             --               --

                                                                      INVESCO V.I.
                                                        GOLDMAN SACHS DIVERSIFIED
                                                         VIT MID CAP    DIVIDEND
                                                         VALUE FUND       FUND
                                                        ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $43,663,799  $12,045,816
Receivable for shares of the Portfolios sold...........           --           --
Receivable for policy-related transactions.............       25,118       11,377
                                                         -----------  -----------
   Total assets........................................   43,688,917   12,057,193
                                                         -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       25,118       11,377
Payable for policy-related transactions................           --           --
                                                         -----------  -----------
   Total liabilities...................................       25,118       11,377
                                                         -----------  -----------
NET ASSETS.............................................  $43,663,799  $12,045,816
                                                         ===========  ===========

NET ASSETS:
Accumulation unit values...............................  $43,663,471  $12,045,656
Retained by AXA Equitable in Separate Account A........          328          160
                                                         -----------  -----------
TOTAL NET ASSETS.......................................  $43,663,799  $12,045,816
                                                         ===========  ===========

Investments in shares of the Portfolios, at cost.......  $53,708,053  $11,649,954
The Portfolios shares held
   Class B.............................................           --           --
   Series II...........................................           --      520,113
   Service Class 2.....................................           --           --
   Service Shares......................................    3,009,221           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                                        GLOBAL REAL      HIGH     INTERNATIONAL MID CAP CORE  SMALL CAP
                                                        ESTATE FUND   YIELD FUND   GROWTH FUND  EQUITY FUND  EQUITY FUND
                                                        ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $71,366,028  $28,354,604   $53,287,409  $14,796,134  $ 8,734,918
Receivable for shares of the Portfolios sold...........       9,237           --        40,979           --           --
Receivable for policy-related transactions.............          --        3,018            --        5,540        1,546
                                                        -----------  -----------   -----------  -----------  -----------
   Total assets........................................  71,375,265   28,357,622    53,328,388   14,801,674    8,736,464
                                                        -----------  -----------   -----------  -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --        3,018            --        5,540        1,546
Payable for policy-related transactions................       9,237           --        40,979           --           --
                                                        -----------  -----------   -----------  -----------  -----------
   Total liabilities...................................       9,237        3,018        40,979        5,540        1,546
                                                        -----------  -----------   -----------  -----------  -----------
NET ASSETS............................................. $71,366,028  $28,354,604   $53,287,409  $14,796,134  $ 8,734,918
                                                        ===========  ===========   ===========  ===========  ===========

NET ASSETS:
Accumulation unit values............................... $71,363,590  $28,354,549   $53,287,167  $14,794,412  $ 8,732,203
Retained by AXA Equitable in Separate Account A........       2,438           55           242        1,722        2,715
                                                        -----------  -----------   -----------  -----------  -----------
TOTAL NET ASSETS....................................... $71,366,028  $28,354,604   $53,287,409  $14,796,134  $ 8,734,918
                                                        ===========  ===========   ===========  ===========  ===========

Investments in shares of the Portfolios, at cost....... $72,814,952  $31,622,582   $54,244,876  $16,871,526  $10,704,620
The Portfolios shares held
   Common Shares.......................................          --           --            --           --           --
   Series II...........................................   4,485,608    5,637,098     1,612,815    1,242,329      515,031

                                                         IVY FUNDS
                                                            VIP
                                                          ENERGY
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $39,274,707
Receivable for shares of the Portfolios sold...........      27,093
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  39,301,800
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................      26,936
                                                        -----------
   Total liabilities...................................      26,936
                                                        -----------
NET ASSETS............................................. $39,274,864
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $39,274,864
Retained by AXA Equitable in Separate Account A........          --
                                                        -----------
TOTAL NET ASSETS....................................... $39,274,864
                                                        ===========

Investments in shares of the Portfolios, at cost....... $53,698,947
The Portfolios shares held
   Common Shares.......................................   7,792,137
   Series II...........................................          --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                    LAZARD
                                                         IVY FUNDS    IVY FUNDS    IVY FUNDS      RETIREMENT        MFS(R)
                                                         VIP HIGH    VIP MID CAP VIP SMALL CAP EMERGING MARKETS  INTERNATIONAL
                                                          INCOME       GROWTH       GROWTH     EQUITY PORTFOLIO VALUE PORTFOLIO
                                                        ------------ ----------- ------------- ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $162,879,239 $88,710,649  $19,871,368    $126,884,845    $230,013,509
Receivable for shares of the Portfolios sold...........       70,245      13,962           --              --              --
Receivable for policy-related transactions.............           --          --       30,353          86,997          88,105
                                                        ------------ -----------  -----------    ------------    ------------
   Total assets........................................  162,949,484  88,724,611   19,901,721     126,971,842     230,101,614
                                                        ------------ -----------  -----------    ------------    ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --          --       30,353          86,997          88,105
Payable for policy-related transactions................       68,632      13,962           --              --              --
                                                        ------------ -----------  -----------    ------------    ------------
   Total liabilities...................................       68,632      13,962       30,353          86,997          88,105
                                                        ------------ -----------  -----------    ------------    ------------
NET ASSETS............................................. $162,880,852 $88,710,649  $19,871,368    $126,884,845    $230,013,509
                                                        ============ ===========  ===========    ============    ============

NET ASSETS:
Accumulation unit values............................... $162,880,852 $88,706,631  $19,868,758    $126,865,483    $230,009,252
Retained by AXA Equitable in Separate Account A........           --       4,018        2,610          19,362           4,257
                                                        ------------ -----------  -----------    ------------    ------------
TOTAL NET ASSETS....................................... $162,880,852 $88,710,649  $19,871,368    $126,884,845    $230,013,509
                                                        ============ ===========  ===========    ============    ============

Investments in shares of the Portfolios, at cost....... $188,012,809 $95,480,331  $21,899,673    $166,478,655    $220,538,215
The Portfolios shares held
   Common Shares.......................................   48,601,808   9,415,367    1,873,809              --              --
   Service Class.......................................           --          --           --              --      10,393,742
   Service Shares......................................           --          --           --       8,081,837              --

                                                           MFS(R)
                                                         INVESTORS
                                                        TRUST SERIES
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $12,058,482
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............       5,236
                                                        -----------
   Total assets........................................  12,063,718
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       5,236
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................       5,236
                                                        -----------
NET ASSETS............................................. $12,058,482
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $12,058,292
Retained by AXA Equitable in Separate Account A........         190
                                                        -----------
TOTAL NET ASSETS....................................... $12,058,482
                                                        ===========

Investments in shares of the Portfolios, at cost....... $12,423,303
The Portfolios shares held
   Common Shares.......................................          --
   Service Class.......................................     458,497
   Service Shares......................................          --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                           MFS(R)
                                                        MASSACHUSETTS
                                                          INVESTORS     MFS(R)      MFS(R)     MULTIMANAGER
                                                        GROWTH STOCK  TECHNOLOGY   UTILITIES    AGGRESSIVE  MULTIMANAGER
                                                          PORTFOLIO   PORTFOLIO     SERIES       EQUITY*     CORE BOND*
                                                        ------------- ----------- ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $10,567,794  $57,344,737 $ 86,414,399 $598,603,097 $120,439,862
Receivable for shares of the Portfolios sold...........           --           --           --           --           --
Receivable for policy-related transactions.............        8,608      118,840       12,000      311,769      576,521
                                                         -----------  ----------- ------------ ------------ ------------
   Total assets........................................   10,576,402   57,463,577   86,426,399  598,914,866  121,016,383
                                                         -----------  ----------- ------------ ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        8,608      118,840       12,000      237,789      576,521
Payable for policy-related transactions................           --           --           --           --           --
                                                         -----------  ----------- ------------ ------------ ------------
   Total liabilities...................................        8,608      118,840       12,000      237,789      576,521
                                                         -----------  ----------- ------------ ------------ ------------
NET ASSETS.............................................  $10,567,794  $57,344,737 $ 86,414,399 $598,677,077 $120,439,862
                                                         ===========  =========== ============ ============ ============

NET ASSETS:
Accumulation unit values...............................  $10,567,651  $57,341,078 $ 86,413,907 $597,677,716 $120,425,197
Contracts in payout (annuitization) period.............           --           --           --      999,361           --
Retained by AXA Equitable in Separate Account A........          143        3,659          492           --       14,665
                                                         -----------  ----------- ------------ ------------ ------------
TOTAL NET ASSETS.......................................  $10,567,794  $57,344,737 $ 86,414,399 $598,677,077 $120,439,862
                                                         ===========  =========== ============ ============ ============

Investments in shares of the Portfolios, at cost.......  $11,328,068  $52,370,113 $109,224,491 $400,060,447 $125,864,230
The Portfolios shares held
   Class A.............................................           --           --           --   12,515,936           --
   Class B.............................................           --           --           --      538,871   12,341,825
   Service Class.......................................      651,529    4,798,723    3,435,960           --           --


                                                        MULTIMANAGER
                                                          MID CAP
                                                          GROWTH*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $72,946,724
Receivable for shares of the Portfolios sold...........       2,213
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  72,948,937
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................       2,213
                                                        -----------
   Total liabilities...................................       2,213
                                                        -----------
NET ASSETS............................................. $72,946,724
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $72,927,707
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........      19,017
                                                        -----------
TOTAL NET ASSETS....................................... $72,946,724
                                                        ===========

Investments in shares of the Portfolios, at cost....... $83,994,839
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   9,031,092
   Service Class.......................................          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                    OPPENHEIMER         PIMCO
                                                         MULTIMANAGER  MULTIMANAGER MAIN STREET COMMODITYREALRETURN(R)
                                                        MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    STRATEGY PORTFOLIO
                                                        -------------- ------------ ----------- ----------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $53,687,366   $148,779,243 $2,773,168        $5,192,221
Receivable for shares of the Portfolios sold...........           20             --         --                --
Receivable for policy-related transactions.............           --        314,033        728             4,143
                                                         -----------   ------------ ----------        ----------
   Total assets........................................   53,687,386    149,093,276  2,773,896         5,196,364
                                                         -----------   ------------ ----------        ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --        314,033        728             4,143
Payable for policy-related transactions................           20             --         --                --
                                                         -----------   ------------ ----------        ----------
   Total liabilities...................................           20        314,033        728             4,143
                                                         -----------   ------------ ----------        ----------
NET ASSETS.............................................  $53,687,366   $148,779,243 $2,773,168        $5,192,221
                                                         ===========   ============ ==========        ==========

NET ASSETS:
Accumulation unit values...............................  $53,666,231   $148,717,222 $2,772,821        $5,188,130
Retained by AXA Equitable in Separate Account A........       21,135         62,021        347             4,091
                                                         -----------   ------------ ----------        ----------
TOTAL NET ASSETS.......................................  $53,687,366   $148,779,243 $2,773,168        $5,192,221
                                                         ===========   ============ ==========        ==========

Investments in shares of the Portfolios, at cost.......  $43,628,812   $132,887,019 $2,871,329        $8,155,084
The Portfolios shares held
   Advisor Class.......................................           --             --         --           742,807
   Class B.............................................    4,130,884      7,625,445         --                --
   Service Class.......................................           --             --     95,693                --

                                                        TARGET 2015 TARGET 2025
                                                        ALLOCATION* ALLOCATION*
                                                        ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $22,956,812 $53,746,972
Receivable for shares of the Portfolios sold...........      16,991       8,449
Receivable for policy-related transactions.............          --          --
                                                        ----------- -----------
   Total assets........................................  22,973,803  53,755,421
                                                        ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --          --
Payable for policy-related transactions................      16,991       8,449
                                                        ----------- -----------
   Total liabilities...................................      16,991       8,449
                                                        ----------- -----------
NET ASSETS............................................. $22,956,812 $53,746,972
                                                        =========== ===========

NET ASSETS:
Accumulation unit values............................... $22,954,472 $53,744,712
Retained by AXA Equitable in Separate Account A........       2,340       2,260
                                                        ----------- -----------
TOTAL NET ASSETS....................................... $22,956,812 $53,746,972
                                                        =========== ===========

Investments in shares of the Portfolios, at cost....... $25,441,435 $55,767,914
The Portfolios shares held
   Advisor Class.......................................          --          --
   Class B.............................................   2,710,176   5,707,511
   Service Class.......................................          --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                               TEMPLETON    VAN ECK VIP
                                                        TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND VIP GLOBAL HARD
                                                        ALLOCATION* ALLOCATION* ALLOCATION*      FUND       ASSETS FUND
                                                        ----------- ----------- ----------- --------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $51,706,880 $43,122,855  $538,114     $47,350,857   $15,257,397
Receivable for policy-related transactions.............      13,011      11,544     2,482          40,278        40,186
                                                        ----------- -----------  --------     -----------   -----------
   Total assets........................................  51,719,891  43,134,399   540,596      47,391,135    15,297,583
                                                        ----------- -----------  --------     -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      13,011      11,544     2,475          40,278        40,186
                                                        ----------- -----------  --------     -----------   -----------
   Total liabilities...................................      13,011      11,544     2,475          40,278        40,186
                                                        ----------- -----------  --------     -----------   -----------
NET ASSETS............................................. $51,706,880 $43,122,855  $538,121     $47,350,857   $15,257,397
                                                        =========== ===========  ========     ===========   ===========

NET ASSETS:
Accumulation unit values............................... $51,693,298 $43,122,183  $538,121     $47,350,844   $15,252,780
Retained by AXA Equitable in Separate Account A........      13,582         672        --              13         4,617
                                                        ----------- -----------  --------     -----------   -----------
TOTAL NET ASSETS....................................... $51,706,880 $43,122,855  $538,121     $47,350,857   $15,257,397
                                                        =========== ===========  ========     ===========   ===========

Investments in shares of the Portfolios, at cost....... $52,848,924 $44,069,670  $557,476     $53,688,275   $24,664,723
The Portfolios shares held
   Class B.............................................   5,410,637   4,579,538    58,249              --            --
   Class 2.............................................          --          --        --       2,996,890            --
   Class S Shares......................................          --          --        --              --       933,174

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 25.......................  0.50%         B          $104.72         2
ALL ASSET AGGRESSIVE-ALT 25.......................  0.70%         B          $104.17        --
ALL ASSET AGGRESSIVE-ALT 25.......................  0.90%         B          $103.61         4
ALL ASSET AGGRESSIVE-ALT 25.......................  0.95%         B          $103.48        --
ALL ASSET AGGRESSIVE-ALT 25.......................  1.00%         B          $103.34        --
ALL ASSET AGGRESSIVE-ALT 25.......................  1.10%         B          $103.06         1
ALL ASSET AGGRESSIVE-ALT 25.......................  1.20%         B          $102.79        43
ALL ASSET AGGRESSIVE-ALT 25.......................  1.25%         B          $102.65         1
ALL ASSET AGGRESSIVE-ALT 25.......................  1.34%         B          $102.40        27

ALL ASSET GROWTH-ALT 20...........................  0.50%         B          $141.73        --
ALL ASSET GROWTH-ALT 20...........................  0.70%         B          $139.95        --
ALL ASSET GROWTH-ALT 20...........................  0.90%         B          $138.18        12
ALL ASSET GROWTH-ALT 20...........................  0.95%         B          $137.74         7
ALL ASSET GROWTH-ALT 20...........................  1.00%         B          $137.30         3
ALL ASSET GROWTH-ALT 20...........................  1.10%         B          $136.43         8
ALL ASSET GROWTH-ALT 20...........................  1.20%         B          $135.56       190
ALL ASSET GROWTH-ALT 20...........................  1.25%         B          $135.13        15
ALL ASSET GROWTH-ALT 20...........................  1.34%         B          $134.36       156
ALL ASSET GROWTH-ALT 20...........................  1.45%         B          $133.41        --

ALL ASSET MODERATE GROWTH-ALT 15..................  0.50%         B          $102.12        --
ALL ASSET MODERATE GROWTH-ALT 15..................  0.90%         B          $101.03         1
ALL ASSET MODERATE GROWTH-ALT 15..................  0.95%         B          $100.90         1
ALL ASSET MODERATE GROWTH-ALT 15..................  1.00%         B          $100.76        --
ALL ASSET MODERATE GROWTH-ALT 15..................  1.10%         B          $100.49        --
ALL ASSET MODERATE GROWTH-ALT 15..................  1.20%         B          $100.23        27
ALL ASSET MODERATE GROWTH-ALT 15..................  1.25%         B          $100.09         6
ALL ASSET MODERATE GROWTH-ALT 15..................  1.34%         B          $ 99.85        19

AMERICAN CENTURY VP MID CAP VALUE FUND............  0.50%      CLASS II      $177.64         5
AMERICAN CENTURY VP MID CAP VALUE FUND............  0.70%      CLASS II      $175.62        --
AMERICAN CENTURY VP MID CAP VALUE FUND............  0.80%      CLASS II      $174.61        --
AMERICAN CENTURY VP MID CAP VALUE FUND............  0.90%      CLASS II      $173.61         1
AMERICAN CENTURY VP MID CAP VALUE FUND............  1.00%      CLASS II      $172.62        --
AMERICAN CENTURY VP MID CAP VALUE FUND............  1.10%      CLASS II      $171.63         2
AMERICAN CENTURY VP MID CAP VALUE FUND............  1.20%      CLASS II      $170.64       137

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.50%      CLASS 4       $100.64        10
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.70%      CLASS 4       $100.10         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.80%      CLASS 4       $ 99.83        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.90%      CLASS 4       $ 99.57        11
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.95%      CLASS 4       $ 99.44        14
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.00%      CLASS 4       $ 99.30        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.10%      CLASS 4       $ 99.04        11
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.20%      CLASS 4       $ 98.77        98
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.25%      CLASS 4       $ 98.64        45
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.34%      CLASS 4       $ 98.40        57
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.45%      CLASS 4       $ 98.11        --

AXA 400 MANAGED VOLATILITY........................  0.40%         B          $143.95         2
AXA 400 MANAGED VOLATILITY........................  0.50%         B          $154.19        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA 400 MANAGED VOLATILITY........................  0.70%          B         $171.87         --
AXA 400 MANAGED VOLATILITY........................  0.90%          B         $150.69         --
AXA 400 MANAGED VOLATILITY........................  0.90%          B         $170.04          1
AXA 400 MANAGED VOLATILITY........................  0.95%          B         $169.58         --
AXA 400 MANAGED VOLATILITY........................  1.10%          B         $148.97          1
AXA 400 MANAGED VOLATILITY........................  1.20%          B         $148.11         20
AXA 400 MANAGED VOLATILITY........................  1.20%          B         $167.31         --
AXA 400 MANAGED VOLATILITY........................  1.25%          B         $166.86          2
AXA 400 MANAGED VOLATILITY........................  1.34%          B         $166.05         19

AXA 500 MANAGED VOLATILITY........................  0.50%          B         $165.27         --
AXA 500 MANAGED VOLATILITY........................  0.70%          B         $163.38         --
AXA 500 MANAGED VOLATILITY........................  0.70%          B         $182.46         --
AXA 500 MANAGED VOLATILITY........................  0.80%          B         $162.45         --
AXA 500 MANAGED VOLATILITY........................  0.90%          B         $161.52          2
AXA 500 MANAGED VOLATILITY........................  0.90%          B         $180.51          2
AXA 500 MANAGED VOLATILITY........................  0.95%          B         $180.03          1
AXA 500 MANAGED VOLATILITY........................  1.10%          B         $159.67          2
AXA 500 MANAGED VOLATILITY........................  1.20%          B         $158.75         41
AXA 500 MANAGED VOLATILITY........................  1.20%          B         $177.62          2
AXA 500 MANAGED VOLATILITY........................  1.25%          B         $177.14          6
AXA 500 MANAGED VOLATILITY........................  1.34%          B         $176.28         31

AXA 2000 MANAGED VOLATILITY.......................  0.50%          B         $144.00          1
AXA 2000 MANAGED VOLATILITY.......................  0.70%          B         $142.35         --
AXA 2000 MANAGED VOLATILITY.......................  0.70%          B         $167.77         --
AXA 2000 MANAGED VOLATILITY.......................  0.90%          B         $140.73         --
AXA 2000 MANAGED VOLATILITY.......................  0.90%          B         $165.98          1
AXA 2000 MANAGED VOLATILITY.......................  0.95%          B         $165.53         --
AXA 2000 MANAGED VOLATILITY.......................  1.10%          B         $139.12          1
AXA 2000 MANAGED VOLATILITY.......................  1.20%          B         $138.32         12
AXA 2000 MANAGED VOLATILITY.......................  1.20%          B         $163.31         --
AXA 2000 MANAGED VOLATILITY.......................  1.25%          B         $162.88          1
AXA 2000 MANAGED VOLATILITY.......................  1.34%          B         $162.09         10

AXA AGGRESSIVE ALLOCATION.........................  0.50%          B         $187.23          6
AXA AGGRESSIVE ALLOCATION.........................  0.70%          B         $182.67          9
AXA AGGRESSIVE ALLOCATION.........................  0.80%          B         $220.82         --
AXA AGGRESSIVE ALLOCATION.........................  0.90%          B         $178.21        301
AXA AGGRESSIVE ALLOCATION.........................  0.95%          B         $177.12         86
AXA AGGRESSIVE ALLOCATION.........................  1.00%          B         $176.03          3
AXA AGGRESSIVE ALLOCATION.........................  1.10%          B         $173.86        108
AXA AGGRESSIVE ALLOCATION.........................  1.20%          B         $171.71        879
AXA AGGRESSIVE ALLOCATION.........................  1.25%          B         $105.57         53
AXA AGGRESSIVE ALLOCATION.........................  1.30%          B         $118.74         16
AXA AGGRESSIVE ALLOCATION.........................  1.34%          B         $168.76      1,884
AXA AGGRESSIVE ALLOCATION.........................  1.35%          B         $168.55          1
AXA AGGRESSIVE ALLOCATION.........................  1.45%          B         $166.47          1

AXA BALANCED STRATEGY.............................  1.25%          A         $131.44          1
AXA BALANCED STRATEGY.............................  0.50%          B         $120.58          5
AXA BALANCED STRATEGY.............................  0.70%          B         $119.69         --
AXA BALANCED STRATEGY.............................  0.90%          B         $118.82          6
AXA BALANCED STRATEGY.............................  0.95%          B         $118.60          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA BALANCED STRATEGY.............................  1.00%          B         $118.38        --
AXA BALANCED STRATEGY.............................  1.10%          B         $117.95         2
AXA BALANCED STRATEGY.............................  1.20%          B         $117.51        45
AXA BALANCED STRATEGY.............................  1.25%          B         $117.30        35
AXA BALANCED STRATEGY.............................  1.25%          B         $140.77       103
AXA BALANCED STRATEGY.............................  1.30%          B         $140.31       530
AXA BALANCED STRATEGY.............................  1.34%          B         $116.91        73
AXA BALANCED STRATEGY.............................  1.45%          B         $116.43         1

AXA CONSERVATIVE ALLOCATION.......................  0.50%          B         $140.60         5
AXA CONSERVATIVE ALLOCATION.......................  0.70%          B         $137.17         2
AXA CONSERVATIVE ALLOCATION.......................  0.90%          B         $133.82        58
AXA CONSERVATIVE ALLOCATION.......................  0.95%          B         $133.00        49
AXA CONSERVATIVE ALLOCATION.......................  1.00%          B         $132.18        --
AXA CONSERVATIVE ALLOCATION.......................  1.10%          B         $130.56        40
AXA CONSERVATIVE ALLOCATION.......................  1.20%          B         $128.94       223
AXA CONSERVATIVE ALLOCATION.......................  1.25%          B         $110.94       195
AXA CONSERVATIVE ALLOCATION.......................  1.30%          B         $114.03        16
AXA CONSERVATIVE ALLOCATION.......................  1.34%          B         $126.73       324
AXA CONSERVATIVE ALLOCATION.......................  1.35%          B         $126.57        --
AXA CONSERVATIVE ALLOCATION.......................  1.45%          B         $125.00        --

AXA CONSERVATIVE GROWTH STRATEGY..................  0.50%          B         $116.09         1
AXA CONSERVATIVE GROWTH STRATEGY..................  0.70%          B         $115.24        --
AXA CONSERVATIVE GROWTH STRATEGY..................  0.90%          B         $114.40         2
AXA CONSERVATIVE GROWTH STRATEGY..................  0.95%          B         $114.19         2
AXA CONSERVATIVE GROWTH STRATEGY..................  1.00%          B         $113.98        --
AXA CONSERVATIVE GROWTH STRATEGY..................  1.10%          B         $113.56         3
AXA CONSERVATIVE GROWTH STRATEGY..................  1.20%          B         $113.14        29
AXA CONSERVATIVE GROWTH STRATEGY..................  1.25%          B         $112.93        42
AXA CONSERVATIVE GROWTH STRATEGY..................  1.25%          B         $133.50        24
AXA CONSERVATIVE GROWTH STRATEGY..................  1.30%          B         $133.06        52
AXA CONSERVATIVE GROWTH STRATEGY..................  1.34%          B         $112.56        26

AXA CONSERVATIVE STRATEGY.........................  0.50%          B         $107.30         2
AXA CONSERVATIVE STRATEGY.........................  0.70%          B         $106.51        --
AXA CONSERVATIVE STRATEGY.........................  0.90%          B         $105.73         1
AXA CONSERVATIVE STRATEGY.........................  0.95%          B         $105.54         3
AXA CONSERVATIVE STRATEGY.........................  1.10%          B         $104.96         1
AXA CONSERVATIVE STRATEGY.........................  1.20%          B         $104.57        12
AXA CONSERVATIVE STRATEGY.........................  1.25%          B         $104.38         8
AXA CONSERVATIVE STRATEGY.........................  1.25%          B         $118.04         7
AXA CONSERVATIVE STRATEGY.........................  1.30%          B         $117.66        24
AXA CONSERVATIVE STRATEGY.........................  1.34%          B         $104.03        16

AXA CONSERVATIVE-PLUS ALLOCATION..................  0.50%          B         $151.92        20
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.70%          B         $148.22         4
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.80%          B         $154.35        --
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.90%          B         $144.61       113
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.95%          B         $143.72        36
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.00%          B         $142.83        --
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.10%          B         $141.07        47
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.20%          B         $139.33       492
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.25%          B         $110.49       140

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.30%          B         $116.31         17
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.34%          B         $136.94        619
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.35%          B         $136.76          1
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.45%          B         $135.07         --

AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.50%          B         $290.21          1
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.70%          B         $215.78         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.70%          B         $352.65          6
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.80%          B         $217.44         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.90%          B         $340.45         35
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.90%          B         $403.82          6
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.95%          B         $297.56         40
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.00%          B         $334.51         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.10%          B         $328.65         11
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.20%          B         $304.90        152
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.20%          B         $322.87         42
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.25%          B         $ 92.03         81
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.30%          B         $125.82          4
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.34%          B         $208.84      1,226
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.34%          B         $337.77         21
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.35%          B         $314.42          3
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.45%          B         $291.72          1

AXA GROWTH STRATEGY...............................  1.10%          A         $145.70          6
AXA GROWTH STRATEGY...............................  1.25%          A         $144.31          3

AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.40%          B         $ 87.37          1
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.50%          B         $116.27          1
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.70%          B         $127.01          5
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.80%          B         $172.41         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.90%          B         $122.89         49
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.95%          B         $149.73         43
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.00%          B         $120.88         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.10%          B         $118.89         16
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.20%          B         $116.93        308
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.25%          B         $ 76.57         35
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.30%          B         $ 88.62          4
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.34%          B         $114.26        918
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.45%          B         $139.43         --

AXA INTERNATIONAL MANAGED VOLATILITY..............  0.50%          B         $110.49         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.70%          B         $116.76         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.90%          B         $107.98         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.90%          B         $115.51          3
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.95%          B         $115.20          1
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.10%          B         $106.75          1
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.20%          B         $106.13         37
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.20%          B         $113.66         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.25%          B         $113.36          4
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.34%          B         $112.81         31

AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.40%          B         $115.99         39
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.50%          B         $116.48          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.70%          B         $140.10          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.80%          B         $174.87         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.90%          B         $135.56         50
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.95%          B         $134.44         54
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.00%          B         $133.34         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.10%          B         $131.15         10
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.20%          B         $128.99        108
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.25%          B         $ 74.04         25
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.30%          B         $ 85.40          4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.34%          B         $126.04      1,134
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.35%          B         $125.82          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.45%          B         $135.50          1

AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.50%          B         $150.54          1
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.70%          B         $154.78         --
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.90%          B         $149.76          6
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.95%          B         $148.53         10
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.00%          B         $147.31         --
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.10%          B         $144.89          2
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.20%          B         $142.50         34
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.25%          B         $127.28          4
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.30%          B         $138.97          1
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.34%          B         $139.24        152
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.45%          B         $136.72         --

AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.50%          B         $109.05          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.70%          B         $189.35         12
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.80%          B         $280.22         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.90%          B         $163.67         24
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.90%          B         $182.80         74
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.95%          B         $153.89        138
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.00%          B         $179.61          1
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.10%          B         $176.46         20
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.20%          B         $166.48        282
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.20%          B         $173.36         39
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.25%          B         $152.36         20
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.30%          B         $175.08          7
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.34%          B         $252.79      2,165
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.35%          B         $168.82          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.45%          B         $159.28          5

AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.70%          A         $163.67         13
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.90%          A         $158.36         53
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.20%          A         $150.69         42
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.34%          A         $147.24      4,721
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.35%          A         $147.00         14
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.45%          A         $154.65          5
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.40%          B         $145.41         25
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.50%          B         $179.95          4
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.80%          B         $256.11         --
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.90%          B         $156.31         29
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.95%          B         $164.42        155
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.00%          B         $155.78         --
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.10%          B         $151.23          9
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.10%          B         $153.22         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.20%          B         $148.74        357
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.20%          B         $150.69          1
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.25%          B         $ 96.97         29
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.30%          B         $106.74         10

AXA MID CAP VALUE MANAGED VOLATILITY..............  0.50%          B         $265.50          2
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.70%          B         $208.89          6
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.80%          B         $301.88         --
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.90%          B         $201.66         33
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.90%          B         $249.56         11
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.95%          B         $252.68         64
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.00%          B         $198.14         --
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.10%          B         $194.67         10
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.20%          B         $190.66        191
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.20%          B         $191.25         22
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.25%          B         $121.94         23
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.30%          B         $139.56          6
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.34%          B         $235.40      1,667
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.35%          B         $186.24          6
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.45%          B         $182.41          1

AXA MODERATE ALLOCATION...........................  0.70%          A         $201.82         16
AXA MODERATE ALLOCATION+..........................  0.70%          A         $201.97          1
AXA MODERATE ALLOCATION...........................  0.90%          A         $238.35        245
AXA MODERATE ALLOCATION+..........................  0.90%          A         $239.50         28
AXA MODERATE ALLOCATION...........................  1.20%          A         $207.66         51
AXA MODERATE ALLOCATION+..........................  1.34%          A         $ 75.39     11,567
AXA MODERATE ALLOCATION...........................  1.35%          A         $242.16        863
AXA MODERATE ALLOCATION...........................  1.35%          A         $243.70         17
AXA MODERATE ALLOCATION...........................  1.45%          A         $154.60          3
AXA MODERATE ALLOCATION...........................  0.40%          B         $116.89         30
AXA MODERATE ALLOCATION...........................  0.50%          B         $145.87         93
AXA MODERATE ALLOCATION...........................  0.80%          B         $164.62         --
AXA MODERATE ALLOCATION+..........................  0.90%          B         $150.73         12
AXA MODERATE ALLOCATION...........................  0.90%          B         $166.95         77
AXA MODERATE ALLOCATION...........................  0.95%          B         $148.79        161
AXA MODERATE ALLOCATION...........................  1.00%          B         $163.92          4
AXA MODERATE ALLOCATION...........................  1.10%          B         $145.15        216
AXA MODERATE ALLOCATION...........................  1.20%          B         $156.23      1,949
AXA MODERATE ALLOCATION...........................  1.25%          B         $107.08        371
AXA MODERATE ALLOCATION...........................  1.30%          B         $115.98         98

AXA MODERATE GROWTH STRATEGY......................  0.50%          B         $125.27          5
AXA MODERATE GROWTH STRATEGY......................  0.70%          B         $124.35          1
AXA MODERATE GROWTH STRATEGY......................  0.90%          B         $123.45         11
AXA MODERATE GROWTH STRATEGY......................  0.95%          B         $123.22          1
AXA MODERATE GROWTH STRATEGY......................  1.00%          B         $122.99         --
AXA MODERATE GROWTH STRATEGY......................  1.10%          B         $122.54          7
AXA MODERATE GROWTH STRATEGY......................  1.20%          B         $122.09        148
AXA MODERATE GROWTH STRATEGY......................  1.25%          B         $121.87         56
AXA MODERATE GROWTH STRATEGY......................  1.34%          B         $121.46         75
AXA MODERATE GROWTH STRATEGY......................  1.45%          B         $120.97         --

AXA MODERATE-PLUS ALLOCATION......................  0.50%          B         $178.48          8
AXA MODERATE-PLUS ALLOCATION......................  0.70%          B         $174.12         15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA MODERATE-PLUS ALLOCATION......................  0.80%          B         $191.10         --
AXA MODERATE-PLUS ALLOCATION......................  0.90%          B         $169.88        425
AXA MODERATE-PLUS ALLOCATION......................  0.95%          B         $168.83        220
AXA MODERATE-PLUS ALLOCATION......................  1.00%          B         $167.80          2
AXA MODERATE-PLUS ALLOCATION......................  1.10%          B         $165.73        210
AXA MODERATE-PLUS ALLOCATION......................  1.20%          B         $163.68      1,602
AXA MODERATE-PLUS ALLOCATION......................  1.25%          B         $107.93        178
AXA MODERATE-PLUS ALLOCATION......................  1.30%          B         $118.49         95
AXA MODERATE-PLUS ALLOCATION......................  1.34%          B         $160.87      3,745
AXA MODERATE-PLUS ALLOCATION......................  1.35%          B         $160.67          3
AXA MODERATE-PLUS ALLOCATION......................  1.45%          B         $158.68          1

AXA SMARTBETA EQUITY..............................  0.50%          B         $ 96.00         --
AXA SMARTBETA EQUITY..............................  0.90%          B         $ 95.76         --
AXA SMARTBETA EQUITY..............................  1.20%          B         $ 95.57         --
AXA SMARTBETA EQUITY..............................  1.25%          B         $ 95.54         --

AXA/AB DYNAMIC MODERATE GROWTH....................  0.50%          B         $123.65         --
AXA/AB DYNAMIC MODERATE GROWTH....................  0.70%          B         $122.75         --
AXA/AB DYNAMIC MODERATE GROWTH....................  0.90%          B         $121.85          3
AXA/AB DYNAMIC MODERATE GROWTH....................  0.95%          B         $121.63          3
AXA/AB DYNAMIC MODERATE GROWTH....................  1.10%          B         $120.96          4
AXA/AB DYNAMIC MODERATE GROWTH....................  1.20%          B         $120.51         67
AXA/AB DYNAMIC MODERATE GROWTH....................  1.25%          B         $120.29         16
AXA/AB DYNAMIC MODERATE GROWTH....................  1.34%          B         $119.89         27

AXA/AB SMALL CAP GROWTH...........................  0.70%          A         $272.48          3
AXA/AB SMALL CAP GROWTH...........................  0.90%          A         $337.88         16
AXA/AB SMALL CAP GROWTH...........................  1.20%          A         $319.27         11
AXA/AB SMALL CAP GROWTH...........................  1.34%          A         $310.94        852
AXA/AB SMALL CAP GROWTH...........................  1.35%          A         $310.35          4
AXA/AB SMALL CAP GROWTH...........................  1.45%          A         $223.69          1
AXA/AB SMALL CAP GROWTH...........................  0.50%          B         $179.11         12
AXA/AB SMALL CAP GROWTH...........................  0.70%          B         $292.71         --
AXA/AB SMALL CAP GROWTH...........................  0.80%          B         $321.51         --
AXA/AB SMALL CAP GROWTH...........................  0.90%          B         $238.96          4
AXA/AB SMALL CAP GROWTH...........................  0.95%          B         $280.89         41
AXA/AB SMALL CAP GROWTH...........................  1.00%          B         $303.99         --
AXA/AB SMALL CAP GROWTH...........................  1.10%          B         $274.02          6
AXA/AB SMALL CAP GROWTH...........................  1.20%          B         $226.10        146
AXA/AB SMALL CAP GROWTH...........................  1.25%          B         $143.33         37
AXA/AB SMALL CAP GROWTH...........................  1.30%          B         $171.87          4

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  0.50%          B         $ 97.98          1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  0.90%          B         $ 97.73         --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  1.10%          B         $ 97.60          1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  1.20%          B         $ 97.54          4
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  1.25%          B         $ 97.51          1

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.40%          B         $119.06          1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.50%          B         $132.74          9
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.70%          B         $130.27          1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.90%          B         $127.85         20
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.95%          B         $127.25         36
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.00%          B         $126.66          1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.10%          B         $125.47         13
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.20%          B         $124.29        103
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.25%          B         $113.90         48

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.30%          B         $121.35         7
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.34%          B         $122.66       471
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.45%          B         $121.39        --

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.50%          B         $138.59         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.70%          B         $136.01        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.90%          B         $133.49         3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.95%          B         $132.86         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.10%          B         $131.00         3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.20%          B         $129.77        17
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.25%          B         $108.13         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.30%          B         $122.77        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.34%          B         $128.07        90
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.45%          B         $126.74        --

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.50%          B         $113.98         8
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.70%          B         $112.01        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.90%          B         $110.08        15
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.95%          B         $109.61        25
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.00%          B         $211.12        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.10%          B         $121.63        14
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.20%          B         $107.24       134
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.25%          B         $105.83        30
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.30%          B         $106.55        12
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.34%          B         $105.94       408

AXA/HORIZON SMALL CAP VALUE.......................  0.50%          B         $ 87.72         1
AXA/HORIZON SMALL CAP VALUE.......................  1.10%          B         $ 87.38        --
AXA/HORIZON SMALL CAP VALUE.......................  1.20%          B         $ 87.33        --

AXA/LOOMIS SAYLES GROWTH..........................  0.40%          B         $151.19        --
AXA/LOOMIS SAYLES GROWTH..........................  0.50%          B         $227.81        --
AXA/LOOMIS SAYLES GROWTH..........................  0.70%          B         $222.71         1
AXA/LOOMIS SAYLES GROWTH..........................  0.80%          B         $261.73        --
AXA/LOOMIS SAYLES GROWTH..........................  0.90%          B         $217.73         8
AXA/LOOMIS SAYLES GROWTH..........................  0.95%          B         $216.51         8
AXA/LOOMIS SAYLES GROWTH..........................  1.00%          B         $215.29        --
AXA/LOOMIS SAYLES GROWTH..........................  1.10%          B         $212.86         6
AXA/LOOMIS SAYLES GROWTH..........................  1.20%          B         $210.45        24
AXA/LOOMIS SAYLES GROWTH..........................  1.25%          B         $166.01        20
AXA/LOOMIS SAYLES GROWTH..........................  1.30%          B         $182.81         2
AXA/LOOMIS SAYLES GROWTH..........................  1.34%          B         $207.13       153
AXA/LOOMIS SAYLES GROWTH..........................  1.35%          B         $206.89         1
AXA/LOOMIS SAYLES GROWTH..........................  1.45%          B         $204.55        --

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.50%          B         $136.64        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.70%          B         $134.10        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.90%          B         $131.61         8
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.95%          B         $130.99         7
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.00%          B         $130.38        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.10%          B         $129.15         2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.20%          B         $127.94        23
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.25%          B         $109.28         3
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.30%          B         $122.80         7
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.34%          B         $126.26       153

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.45%          B         $124.96        --

AXA/PACIFIC GLOBAL SMALL CAP VALUE................  0.50%          B         $ 80.96         1
AXA/PACIFIC GLOBAL SMALL CAP VALUE................  1.10%          B         $ 80.65        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE................  1.20%          B         $ 80.60        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE................  1.25%          B         $ 80.57        --

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.50%          B         $119.61         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.70%          B         $117.38         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.80%          B         $215.67        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.90%          B         $115.20        14
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.95%          B         $114.66        10
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.00%          B         $114.13        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.10%          B         $113.06         6
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.20%          B         $111.99       119
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.25%          B         $ 96.18        18
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          B         $107.57         7
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.34%          B         $110.52       223
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.45%          B         $109.38        --

CHARTER/SM/ INTERNATIONAL MODERATE................  0.50%          B         $ 91.98        --
CHARTER/SM/ INTERNATIONAL MODERATE................  1.20%          B         $ 91.57        --

CHARTER/SM/ MULTI-SECTOR BOND.....................  0.70%          A         $117.49         2
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.90%          A         $151.59        20
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.20%          A         $125.14         4
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.34%          A         $164.52       371
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.35%          A         $175.27         3
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.45%          A         $ 95.73         1
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.50%          B         $132.49         4
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.70%          B         $122.88        --
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.80%          B         $126.23        --
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.90%          B         $102.51         4
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.95%          B         $117.92        60
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.00%          B         $137.54        --
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.10%          B         $115.04        16
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.20%          B         $ 96.87       140
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.25%          B         $ 90.18        28
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.30%          B         $ 93.86         4

CHARTER/SM/ REAL ASSETS...........................  1.20%          B         $ 86.47        --
CHARTER/SM/ REAL ASSETS...........................  1.25%          B         $ 86.44        --

CHARTER/SM/ SMALL CAP GROWTH......................  0.50%          B         $168.45        --
CHARTER/SM/ SMALL CAP GROWTH......................  0.70%          B         $164.68         1
CHARTER/SM/ SMALL CAP GROWTH......................  0.90%          B         $161.00         5
CHARTER/SM/ SMALL CAP GROWTH......................  0.95%          B         $160.09        11
CHARTER/SM/ SMALL CAP GROWTH......................  1.00%          B         $159.19        --
CHARTER/SM/ SMALL CAP GROWTH......................  1.10%          B         $157.39         3
CHARTER/SM/ SMALL CAP GROWTH......................  1.20%          B         $155.61        19
CHARTER/SM/ SMALL CAP GROWTH......................  1.25%          B         $105.40         7
CHARTER/SM/ SMALL CAP GROWTH......................  1.30%          B         $120.53         1
CHARTER/SM/ SMALL CAP GROWTH+.....................  1.34%          B         $152.21        12
CHARTER/SM/ SMALL CAP GROWTH......................  1.34%          B         $153.16       206
CHARTER/SM/ SMALL CAP GROWTH......................  1.35%          B         $152.98        --
CHARTER/SM/ SMALL CAP GROWTH......................  1.45%          B         $151.25        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
CHARTER/SM/ SMALL CAP VALUE.......................  0.50%          B         $219.62          1
CHARTER/SM/ SMALL CAP VALUE.......................  0.70%          B         $225.90          1
CHARTER/SM/ SMALL CAP VALUE.......................  0.90%          B         $218.57         11
CHARTER/SM/ SMALL CAP VALUE.......................  0.95%          B         $171.06         22
CHARTER/SM/ SMALL CAP VALUE.......................  1.00%          B         $215.00         --
CHARTER/SM/ SMALL CAP VALUE.......................  1.10%          B         $211.47          2
CHARTER/SM/ SMALL CAP VALUE.......................  1.20%          B         $207.98         31
CHARTER/SM/ SMALL CAP VALUE.......................  1.25%          B         $ 93.71          4
CHARTER/SM/ SMALL CAP VALUE.......................  1.30%          B         $102.19         --
CHARTER/SM/ SMALL CAP VALUE+......................  1.34%          B         $201.50         15
CHARTER/SM/ SMALL CAP VALUE.......................  1.34%          B         $203.22        417
CHARTER/SM/ SMALL CAP VALUE.......................  1.35%          B         $202.88         --
CHARTER/SM/ SMALL CAP VALUE.......................  1.45%          B         $156.45         --

EQ/BLACKROCK BASIC VALUE EQUITY...................  0.50%          B         $220.27          9
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.70%          B         $271.73          9
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.80%          B         $253.64         --
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.90%          B         $256.30         14
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.90%          B         $262.33         82
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.95%          B         $217.25         69
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.00%          B         $257.76          1
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.10%          B         $253.24         31
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.20%          B         $246.91        602
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.20%          B         $248.79         79
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.25%          B         $120.15        220
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.30%          B         $136.00          7
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.34%          B         $314.30      1,269
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.35%          B         $242.27          5
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.45%          B         $236.23          1

EQ/BOSTON ADVISORS EQUITY INCOME..................  0.50%          B         $186.71         16
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.70%          B         $182.54          1
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.80%          B         $264.32         --
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.90%          B         $178.46         23
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.95%          B         $177.45         19
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.00%          B         $176.45         --
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.10%          B         $174.46          8
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.20%          B         $172.48        130
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.25%          B         $123.45         28
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.30%          B         $139.08          5
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.34%          B         $169.77        374
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.35%          B         $169.57         --
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.45%          B         $167.65         --

EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.00%          B         $162.21         --
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.40%          B         $153.66          4
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.50%          B         $132.02          1
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.70%          B         $144.57          2
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.90%          B         $139.88          8
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.95%          B         $177.87          4
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.00%          B         $137.59         --
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.10%          B         $135.32          3
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.20%          B         $133.09         65
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.25%          B         $133.05          8
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.30%          B         $146.31          1
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.34%          B         $130.04        233
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.45%          B         $165.49         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH......................  0.70%          B         $219.27          2
EQ/CAPITAL GUARDIAN RESEARCH......................  0.90%          B         $212.16         14
EQ/CAPITAL GUARDIAN RESEARCH......................  0.95%          B         $210.41         34
EQ/CAPITAL GUARDIAN RESEARCH......................  1.10%          B         $205.26          2
EQ/CAPITAL GUARDIAN RESEARCH......................  1.20%          B         $201.88        139
EQ/CAPITAL GUARDIAN RESEARCH......................  1.25%          B         $141.37        127
EQ/CAPITAL GUARDIAN RESEARCH......................  1.30%          B         $154.09          1
EQ/CAPITAL GUARDIAN RESEARCH......................  1.34%          B         $197.26        690
EQ/CAPITAL GUARDIAN RESEARCH......................  1.35%          B         $196.93          1
EQ/CAPITAL GUARDIAN RESEARCH......................  1.45%          B         $193.68          1

EQ/COMMON STOCK INDEX.............................  0.70%          A         $225.87         23
EQ/COMMON STOCK INDEX+............................  0.74%          A         $729.78         42
EQ/COMMON STOCK INDEX+............................  0.74%          A         $790.51         16
EQ/COMMON STOCK INDEX.............................  0.90%          A         $315.63         43
EQ/COMMON STOCK INDEX.............................  1.20%          A         $254.85         24
EQ/COMMON STOCK INDEX.............................  1.35%          A         $388.12        901
EQ/COMMON STOCK INDEX.............................  1.35%          A         $405.53         14
EQ/COMMON STOCK INDEX+............................  1.40%          A         $509.85      3,160
EQ/COMMON STOCK INDEX.............................  1.45%          A         $155.18         14
EQ/COMMON STOCK INDEX.............................  0.40%          B         $149.47         11
EQ/COMMON STOCK INDEX.............................  0.50%          B         $145.49          1
EQ/COMMON STOCK INDEX.............................  0.70%          B         $148.85         --
EQ/COMMON STOCK INDEX.............................  0.80%          B         $289.08         --
EQ/COMMON STOCK INDEX.............................  0.90%          B         $150.85         13
EQ/COMMON STOCK INDEX.............................  0.90%          B         $168.82         45
EQ/COMMON STOCK INDEX.............................  0.95%          B         $142.85        150
EQ/COMMON STOCK INDEX.............................  1.00%          B         $245.21         --
EQ/COMMON STOCK INDEX.............................  1.10%          B         $139.35         14
EQ/COMMON STOCK INDEX.............................  1.20%          B         $156.84        494
EQ/COMMON STOCK INDEX.............................  1.25%          B         $123.84        129
EQ/COMMON STOCK INDEX.............................  1.30%          B         $137.96         13

EQ/CORE BOND INDEX................................  0.40%          B         $101.08          9
EQ/CORE BOND INDEX................................  0.50%          B         $129.27          5
EQ/CORE BOND INDEX................................  0.70%          B         $125.66          3
EQ/CORE BOND INDEX................................  0.90%          B         $122.14         35
EQ/CORE BOND INDEX................................  0.95%          B         $121.28         80
EQ/CORE BOND INDEX................................  1.00%          B         $120.43         --
EQ/CORE BOND INDEX................................  1.10%          B         $118.72         17
EQ/CORE BOND INDEX................................  1.20%          B         $117.04        187
EQ/CORE BOND INDEX................................  1.25%          B         $100.01         51
EQ/CORE BOND INDEX................................  1.30%          B         $ 99.97          4
EQ/CORE BOND INDEX................................  1.34%          B         $114.73        572
EQ/CORE BOND INDEX................................  1.35%          B         $114.57         --
EQ/CORE BOND INDEX................................  1.45%          B         $112.94         --

EQ/EMERGING MARKETS EQUITY PLUS...................  0.50%          B         $ 74.51         --
EQ/EMERGING MARKETS EQUITY PLUS...................  0.70%          B         $ 74.11         --
EQ/EMERGING MARKETS EQUITY PLUS...................  0.90%          B         $ 73.72          1
EQ/EMERGING MARKETS EQUITY PLUS...................  0.95%          B         $ 73.62         --
EQ/EMERGING MARKETS EQUITY PLUS...................  1.00%          B         $ 73.52         --
EQ/EMERGING MARKETS EQUITY PLUS...................  1.10%          B         $ 73.33          1
EQ/EMERGING MARKETS EQUITY PLUS...................  1.20%          B         $ 73.13         21
EQ/EMERGING MARKETS EQUITY PLUS...................  1.25%          B         $ 73.03          3
EQ/EMERGING MARKETS EQUITY PLUS...................  1.34%          B         $ 72.86         28

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX...............................  0.70%          A         $250.07         18
EQ/EQUITY 500 INDEX...............................  0.90%          A         $349.87         74
EQ/EQUITY 500 INDEX...............................  1.20%          A         $283.09         54
EQ/EQUITY 500 INDEX...............................  1.34%          A         $461.99      1,890
EQ/EQUITY 500 INDEX...............................  1.35%          A         $460.97          8
EQ/EQUITY 500 INDEX...............................  1.45%          A         $173.28          6
EQ/EQUITY 500 INDEX...............................  0.40%          B         $149.79         45
EQ/EQUITY 500 INDEX...............................  0.50%          B         $163.85          7
EQ/EQUITY 500 INDEX...............................  0.70%          B         $163.98         --
EQ/EQUITY 500 INDEX...............................  0.80%          B         $285.34         --
EQ/EQUITY 500 INDEX...............................  0.90%          B         $187.73         36
EQ/EQUITY 500 INDEX...............................  0.95%          B         $157.37        105
EQ/EQUITY 500 INDEX...............................  1.00%          B         $237.79          1
EQ/EQUITY 500 INDEX...............................  1.10%          B         $153.52         44
EQ/EQUITY 500 INDEX...............................  1.20%          B         $175.11        987
EQ/EQUITY 500 INDEX...............................  1.25%          B         $135.82        244
EQ/EQUITY 500 INDEX...............................  1.30%          B         $152.10          9

EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.50%          B         $158.62         --
EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.70%          B         $155.25         --
EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.90%          B         $151.95          7
EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.95%          B         $151.14         11
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.10%          B         $148.71          4
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.20%          B         $147.11          8
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.25%          B         $117.63         12
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.30%          B         $128.06          1
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.34%          B         $144.84          1
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.34%          B         $144.91         83
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.45%          B         $143.19         --

EQ/GAMCO SMALL COMPANY VALUE......................  0.40%          B         $144.27          4
EQ/GAMCO SMALL COMPANY VALUE......................  0.50%          B         $291.02          5
EQ/GAMCO SMALL COMPANY VALUE......................  0.70%          B         $284.51          8
EQ/GAMCO SMALL COMPANY VALUE......................  0.80%          B         $332.18         --
EQ/GAMCO SMALL COMPANY VALUE......................  0.90%          B         $278.15        114
EQ/GAMCO SMALL COMPANY VALUE......................  0.95%          B         $276.59         48
EQ/GAMCO SMALL COMPANY VALUE......................  1.00%          B         $275.03          4
EQ/GAMCO SMALL COMPANY VALUE......................  1.10%          B         $271.92         37
EQ/GAMCO SMALL COMPANY VALUE......................  1.20%          B         $268.85        744
EQ/GAMCO SMALL COMPANY VALUE......................  1.25%          B         $171.00        202
EQ/GAMCO SMALL COMPANY VALUE......................  1.30%          B         $202.11         10
EQ/GAMCO SMALL COMPANY VALUE......................  1.34%          B         $264.61      1,490
EQ/GAMCO SMALL COMPANY VALUE......................  1.35%          B         $264.30          2
EQ/GAMCO SMALL COMPANY VALUE......................  1.45%          B         $261.31          1

EQ/GLOBAL BOND PLUS...............................  0.50%          B         $124.21          3
EQ/GLOBAL BOND PLUS...............................  0.70%          B         $121.67          2
EQ/GLOBAL BOND PLUS...............................  0.80%          B         $112.57         --
EQ/GLOBAL BOND PLUS...............................  0.90%          B         $119.19         25
EQ/GLOBAL BOND PLUS...............................  0.95%          B         $118.58         41
EQ/GLOBAL BOND PLUS...............................  1.00%          B         $117.97         --
EQ/GLOBAL BOND PLUS...............................  1.10%          B         $116.75         28
EQ/GLOBAL BOND PLUS...............................  1.20%          B         $115.55         87

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/GLOBAL BOND PLUS...............................  1.25%          B         $115.64         47
EQ/GLOBAL BOND PLUS...............................  1.30%          B         $117.07          2
EQ/GLOBAL BOND PLUS...............................  1.34%          B         $113.88        281
EQ/GLOBAL BOND PLUS...............................  1.35%          B         $113.76         --
EQ/GLOBAL BOND PLUS...............................  1.45%          B         $112.59         --

EQ/HIGH YIELD BOND................................  0.50%          B         $ 99.58          1
EQ/HIGH YIELD BOND................................  0.70%          B         $ 99.05         --
EQ/HIGH YIELD BOND................................  0.80%          B         $ 98.79         --
EQ/HIGH YIELD BOND................................  0.90%          B         $ 98.52          1
EQ/HIGH YIELD BOND................................  0.95%          B         $ 98.39          3
EQ/HIGH YIELD BOND................................  1.00%          B         $ 98.26         --
EQ/HIGH YIELD BOND................................  1.10%          B         $ 98.00         --
EQ/HIGH YIELD BOND................................  1.20%          B         $ 97.73         28
EQ/HIGH YIELD BOND................................  1.25%          B         $ 97.60          8
EQ/HIGH YIELD BOND................................  1.34%          B         $ 97.37         14

EQ/INTERMEDIATE GOVERNMENT BOND...................  0.70%          A         $164.77          1
EQ/INTERMEDIATE GOVERNMENT BOND+..................  0.74%          A         $ 94.46         11
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.90%          A         $174.77          6
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.20%          A         $157.03          2
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.34%          A         $173.02        253
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.35%          A         $166.61          2
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.45%          A         $138.68         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.00%          B         $100.25         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.50%          B         $147.23          1
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.90%          B         $147.64          1
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.95%          B         $143.68         32
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.00%          B         $115.82         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.10%          B         $140.17          9
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.20%          B         $140.14         32
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.25%          B         $107.00         29
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.30%          B         $107.27         --

EQ/INTERNATIONAL EQUITY INDEX.....................  0.70%          A         $132.45          8
EQ/INTERNATIONAL EQUITY INDEX.....................  0.90%          A         $140.22         59
EQ/INTERNATIONAL EQUITY INDEX.....................  1.20%          A         $121.06         17
EQ/INTERNATIONAL EQUITY INDEX.....................  1.34%          A         $133.40      2,344
EQ/INTERNATIONAL EQUITY INDEX.....................  1.35%          A         $133.12         12
EQ/INTERNATIONAL EQUITY INDEX.....................  1.45%          A         $103.41          2
EQ/INTERNATIONAL EQUITY INDEX.....................  0.40%          B         $120.13          3
EQ/INTERNATIONAL EQUITY INDEX.....................  0.50%          B         $111.62          3
EQ/INTERNATIONAL EQUITY INDEX.....................  0.80%          B         $184.46         --
EQ/INTERNATIONAL EQUITY INDEX.....................  0.90%          B         $113.94         19
EQ/INTERNATIONAL EQUITY INDEX.....................  0.95%          B         $109.05         95
EQ/INTERNATIONAL EQUITY INDEX.....................  1.00%          B         $165.48         --
EQ/INTERNATIONAL EQUITY INDEX.....................  1.10%          B         $106.38         17
EQ/INTERNATIONAL EQUITY INDEX.....................  1.20%          B         $104.38        143
EQ/INTERNATIONAL EQUITY INDEX.....................  1.25%          B         $ 64.89         71
EQ/INTERNATIONAL EQUITY INDEX.....................  1.30%          B         $ 78.31          9

EQ/INVESCO COMSTOCK...............................  0.50%          B         $168.39          3
EQ/INVESCO COMSTOCK...............................  0.70%          B         $164.81          1
EQ/INVESCO COMSTOCK...............................  0.90%          B         $161.31         28

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/INVESCO COMSTOCK...............................  0.95%          B         $160.44         26
EQ/INVESCO COMSTOCK...............................  1.00%          B         $159.58         --
EQ/INVESCO COMSTOCK...............................  1.10%          B         $157.87         21
EQ/INVESCO COMSTOCK...............................  1.20%          B         $156.17        144
EQ/INVESCO COMSTOCK...............................  1.25%          B         $122.25         43
EQ/INVESCO COMSTOCK...............................  1.30%          B         $133.40          1
EQ/INVESCO COMSTOCK...............................  1.34%          B         $153.83        451
EQ/INVESCO COMSTOCK...............................  1.35%          B         $153.66         --
EQ/INVESCO COMSTOCK...............................  1.45%          B         $152.01         --

EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.40%          B         $156.83          2
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.50%          B         $189.89          5
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.70%          B         $186.53          1
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.80%          B         $282.24         --
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.90%          B         $178.11          1
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.90%          B         $180.08         11
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.95%          B         $165.91         10
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.00%          B         $176.94         --
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.10%          B         $173.83          5
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.20%          B         $168.98         51
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.20%          B         $170.78         13
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.25%          B         $121.71         23
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.30%          B         $136.82          1
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.34%          B         $210.22        235
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.35%          B         $166.31          2
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.45%          B         $161.67          1

EQ/LARGE CAP GROWTH INDEX.........................  0.50%          B         $132.85          1
EQ/LARGE CAP GROWTH INDEX.........................  0.70%          B         $142.78          3
EQ/LARGE CAP GROWTH INDEX.........................  0.80%          B         $303.73         --
EQ/LARGE CAP GROWTH INDEX.........................  0.90%          B         $138.15         44
EQ/LARGE CAP GROWTH INDEX.........................  0.95%          B         $137.01         59
EQ/LARGE CAP GROWTH INDEX.........................  1.00%          B         $135.89         --
EQ/LARGE CAP GROWTH INDEX.........................  1.10%          B         $133.66         20
EQ/LARGE CAP GROWTH INDEX.........................  1.20%          B         $131.46        292
EQ/LARGE CAP GROWTH INDEX.........................  1.25%          B         $173.52         32
EQ/LARGE CAP GROWTH INDEX.........................  1.30%          B         $192.69          1
EQ/LARGE CAP GROWTH INDEX.........................  1.34%          B         $128.44      1,064
EQ/LARGE CAP GROWTH INDEX.........................  1.35%          B         $128.23          1
EQ/LARGE CAP GROWTH INDEX.........................  1.45%          B         $126.12          1

EQ/LARGE CAP VALUE INDEX..........................  0.50%          B         $ 99.19          1
EQ/LARGE CAP VALUE INDEX..........................  0.70%          B         $ 97.16          2
EQ/LARGE CAP VALUE INDEX..........................  0.90%          B         $ 95.17         43
EQ/LARGE CAP VALUE INDEX..........................  0.95%          B         $ 94.68         27
EQ/LARGE CAP VALUE INDEX..........................  1.00%          B         $ 94.20         --
EQ/LARGE CAP VALUE INDEX..........................  1.10%          B         $ 93.23         14
EQ/LARGE CAP VALUE INDEX..........................  1.20%          B         $ 92.26        159
EQ/LARGE CAP VALUE INDEX..........................  1.25%          B         $ 77.38         39
EQ/LARGE CAP VALUE INDEX..........................  1.30%          B         $ 84.80          1
EQ/LARGE CAP VALUE INDEX..........................  1.34%          B         $ 90.93        411
EQ/LARGE CAP VALUE INDEX..........................  1.35%          B         $ 90.84         --
EQ/LARGE CAP VALUE INDEX..........................  1.45%          B         $ 89.90         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/MFS INTERNATIONAL GROWTH.......................  0.40%          B         $115.90          4
EQ/MFS INTERNATIONAL GROWTH.......................  0.50%          B         $174.90         --
EQ/MFS INTERNATIONAL GROWTH.......................  0.70%          B         $171.18          3
EQ/MFS INTERNATIONAL GROWTH.......................  0.80%          B         $204.44         --
EQ/MFS INTERNATIONAL GROWTH.......................  0.90%          B         $167.54         41
EQ/MFS INTERNATIONAL GROWTH.......................  0.95%          B         $166.64         14
EQ/MFS INTERNATIONAL GROWTH.......................  1.00%          B         $165.75          1
EQ/MFS INTERNATIONAL GROWTH.......................  1.10%          B         $163.97         11
EQ/MFS INTERNATIONAL GROWTH.......................  1.20%          B         $162.20        164
EQ/MFS INTERNATIONAL GROWTH.......................  1.25%          B         $100.02         31
EQ/MFS INTERNATIONAL GROWTH.......................  1.30%          B         $119.18          2
EQ/MFS INTERNATIONAL GROWTH.......................  1.34%          B         $159.71         20
EQ/MFS INTERNATIONAL GROWTH.......................  1.34%          B         $159.77        328
EQ/MFS INTERNATIONAL GROWTH.......................  1.35%          B         $159.60         --
EQ/MFS INTERNATIONAL GROWTH.......................  1.45%          B         $157.88         --

EQ/MID CAP INDEX..................................  0.40%          B         $145.75         43
EQ/MID CAP INDEX..................................  0.50%          B         $200.01          1
EQ/MID CAP INDEX..................................  0.70%          B         $189.46          9
EQ/MID CAP INDEX..................................  0.80%          B         $307.49         --
EQ/MID CAP INDEX..................................  0.90%          B         $183.70         98
EQ/MID CAP INDEX..................................  0.95%          B         $182.28         62
EQ/MID CAP INDEX..................................  1.00%          B         $180.88          2
EQ/MID CAP INDEX..................................  1.10%          B         $178.10         17
EQ/MID CAP INDEX..................................  1.20%          B         $175.35        445
EQ/MID CAP INDEX..................................  1.25%          B         $120.05        151
EQ/MID CAP INDEX..................................  1.30%          B         $140.23          4
EQ/MID CAP INDEX..................................  1.34%          B         $171.58      1,835
EQ/MID CAP INDEX..................................  1.35%          B         $171.31         --
EQ/MID CAP INDEX..................................  1.45%          B         $168.67         --

EQ/MONEY MARKET++.................................  0.00%          A         $  1.00        338
EQ/MONEY MARKET++.................................  0.70%          A         $  1.00          1
EQ/MONEY MARKET...................................  0.70%          A         $130.18          1
EQ/MONEY MARKET...................................  0.74%          A         $ 45.73         23
EQ/MONEY MARKET++.................................  0.90%          A         $  1.00         11
EQ/MONEY MARKET...................................  0.90%          A         $134.65         33
EQ/MONEY MARKET++.................................  1.20%          A         $  1.00         --
EQ/MONEY MARKET...................................  1.20%          A         $123.32          1
EQ/MONEY MARKET++.................................  1.34%          A         $  1.00         --
EQ/MONEY MARKET...................................  1.35%          A         $132.78         76
EQ/MONEY MARKET...................................  1.35%          A         $133.41         13
EQ/MONEY MARKET...................................  1.40%          A         $ 33.61        769
EQ/MONEY MARKET...................................  1.45%          A         $110.42         --
EQ/MONEY MARKET++.................................  0.00%          B         $  1.00        733
EQ/MONEY MARKET++.................................  0.40%          B         $  1.00         10
EQ/MONEY MARKET...................................  0.40%          B         $ 98.66          2
EQ/MONEY MARKET++.................................  0.50%          B         $  1.00          1
EQ/MONEY MARKET...................................  0.50%          B         $114.55          3
EQ/MONEY MARKET++.................................  0.80%          B         $  1.00         --
EQ/MONEY MARKET++.................................  0.90%          B         $  1.00          6
EQ/MONEY MARKET...................................  0.90%          B         $106.94         --
EQ/MONEY MARKET...................................  0.90%          B         $118.22          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/MONEY MARKET...................................  0.95%          B         $112.49         76
EQ/MONEY MARKET++.................................  1.00%          B         $  1.00         --
EQ/MONEY MARKET...................................  1.00%          B         $101.96         --
EQ/MONEY MARKET++.................................  1.10%          B         $  1.00        313
EQ/MONEY MARKET...................................  1.10%          B         $109.74         30
EQ/MONEY MARKET++.................................  1.20%          B         $  1.00      3,250
EQ/MONEY MARKET...................................  1.20%          B         $112.00         40
EQ/MONEY MARKET...................................  1.25%          B         $ 93.76         68
EQ/MONEY MARKET...................................  1.30%          B         $ 95.72          4

EQ/MORGAN STANLEY MID CAP GROWTH..................  0.40%          B         $132.15          1
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.50%          B         $226.11         --
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.70%          B         $221.30          4
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.80%          B         $275.88         --
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.90%          B         $216.60         71
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.95%          B         $215.44         20
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.00%          B         $214.28          1
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.10%          B         $211.98         25
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.20%          B         $209.70        392
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.25%          B         $136.54        130
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.30%          B         $161.49          4
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.34%          B         $206.56        692
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.35%          B         $206.33          1
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.45%          B         $204.11         --

EQ/OPPENHEIMER GLOBAL.............................  0.50%          B         $155.20          4
EQ/OPPENHEIMER GLOBAL.............................  0.70%          B         $152.31          2
EQ/OPPENHEIMER GLOBAL.............................  0.90%          B         $149.48         19
EQ/OPPENHEIMER GLOBAL.............................  0.95%          B         $148.78         17
EQ/OPPENHEIMER GLOBAL.............................  1.00%          B         $148.09          1
EQ/OPPENHEIMER GLOBAL.............................  1.10%          B         $146.70         18
EQ/OPPENHEIMER GLOBAL.............................  1.20%          B         $145.32        258
EQ/OPPENHEIMER GLOBAL.............................  1.25%          B         $119.21         78
EQ/OPPENHEIMER GLOBAL.............................  1.30%          B         $136.55          2
EQ/OPPENHEIMER GLOBAL.............................  1.34%          B         $143.41        453
EQ/OPPENHEIMER GLOBAL.............................  1.45%          B         $141.93         --

EQ/PIMCO GLOBAL REAL RETURN.......................  0.50%          B         $ 95.12         10
EQ/PIMCO GLOBAL REAL RETURN.......................  0.70%          B         $ 94.62          1
EQ/PIMCO GLOBAL REAL RETURN.......................  0.90%          B         $ 94.11         11
EQ/PIMCO GLOBAL REAL RETURN.......................  0.95%          B         $ 93.99          6
EQ/PIMCO GLOBAL REAL RETURN.......................  1.00%          B         $ 93.86         --
EQ/PIMCO GLOBAL REAL RETURN.......................  1.10%          B         $ 93.61          7
EQ/PIMCO GLOBAL REAL RETURN.......................  1.20%          B         $ 93.36         57
EQ/PIMCO GLOBAL REAL RETURN.......................  1.25%          B         $ 93.24         32
EQ/PIMCO GLOBAL REAL RETURN.......................  1.34%          B         $ 93.01         60
EQ/PIMCO GLOBAL REAL RETURN.......................  1.45%          B         $ 92.74         --

EQ/PIMCO ULTRA SHORT BOND.........................  1.10%          A         $ 96.03          1
EQ/PIMCO ULTRA SHORT BOND.........................  0.50%          B         $112.26          4
EQ/PIMCO ULTRA SHORT BOND.........................  0.70%          B         $109.88          6
EQ/PIMCO ULTRA SHORT BOND.........................  0.80%          B         $103.49         --
EQ/PIMCO ULTRA SHORT BOND.........................  0.90%          B         $107.54         33

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.........................  0.95%          B         $ 106.96        74
EQ/PIMCO ULTRA SHORT BOND.........................  1.00%          B         $ 106.39        --
EQ/PIMCO ULTRA SHORT BOND.........................  1.10%          B         $ 105.25        42
EQ/PIMCO ULTRA SHORT BOND.........................  1.20%          B         $ 104.12       168
EQ/PIMCO ULTRA SHORT BOND.........................  1.25%          B         $ 104.89        62
EQ/PIMCO ULTRA SHORT BOND.........................  1.30%          B         $ 104.13         2
EQ/PIMCO ULTRA SHORT BOND.........................  1.34%          B         $ 102.56       466
EQ/PIMCO ULTRA SHORT BOND.........................  1.35%          B         $ 102.44        --
EQ/PIMCO ULTRA SHORT BOND.........................  1.45%          B         $ 101.34        --

EQ/QUALITY BOND PLUS..............................  0.70%          A         $ 166.85         1
EQ/QUALITY BOND PLUS..............................  0.90%          A         $ 182.64        11
EQ/QUALITY BOND PLUS..............................  1.20%          A         $ 160.31         2
EQ/QUALITY BOND PLUS..............................  1.34%          A         $ 176.98       375
EQ/QUALITY BOND PLUS..............................  1.35%          A         $ 186.39         2
EQ/QUALITY BOND PLUS..............................  1.45%          A         $ 138.34        --
EQ/QUALITY BOND PLUS..............................  0.50%          B         $ 147.94         2
EQ/QUALITY BOND PLUS..............................  0.80%          B         $ 112.96        --
EQ/QUALITY BOND PLUS..............................  0.90%          B         $ 147.35         2
EQ/QUALITY BOND PLUS..............................  0.95%          B         $ 144.63        46
EQ/QUALITY BOND PLUS..............................  1.00%          B         $ 116.66        --
EQ/QUALITY BOND PLUS..............................  1.10%          B         $ 141.09        10
EQ/QUALITY BOND PLUS..............................  1.20%          B         $ 140.00        77
EQ/QUALITY BOND PLUS..............................  1.25%          B         $ 103.25        21
EQ/QUALITY BOND PLUS..............................  1.30%          B         $ 103.23         1

EQ/SMALL COMPANY INDEX............................  0.40%          B         $ 142.42        42
EQ/SMALL COMPANY INDEX............................  0.50%          B         $ 254.21        --
EQ/SMALL COMPANY INDEX............................  0.70%          B         $ 247.10         4
EQ/SMALL COMPANY INDEX............................  0.90%          B         $ 240.19        34
EQ/SMALL COMPANY INDEX............................  0.95%          B         $ 238.49        21
EQ/SMALL COMPANY INDEX............................  1.00%          B         $ 236.81        --
EQ/SMALL COMPANY INDEX............................  1.10%          B         $ 233.46        10
EQ/SMALL COMPANY INDEX............................  1.20%          B         $ 230.15       173
EQ/SMALL COMPANY INDEX............................  1.25%          B         $ 130.35        79
EQ/SMALL COMPANY INDEX............................  1.30%          B         $ 143.37         2
EQ/SMALL COMPANY INDEX............................  1.34%          B         $ 225.61       719
EQ/SMALL COMPANY INDEX............................  1.35%          B         $ 225.29         1
EQ/SMALL COMPANY INDEX............................  1.45%          B         $ 222.09        --

EQ/T. ROWE PRICE GROWTH STOCK.....................  0.40%          B         $ 165.55        25
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.50%          B         $ 208.58         1
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.70%          B         $ 203.92         5
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.80%          B         $ 317.05        --
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.90%          B         $ 199.36        80
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.95%          B         $ 198.23        36
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.00%          B         $ 197.12         5
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.10%          B         $ 194.89        28
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.20%          B         $ 192.69       703
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.25%          B         $ 163.21       194
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.30%          B         $ 176.39         3
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.34%          B         $ 189.65     1,089
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.35%          B         $ 189.43         2
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.45%          B         $ 187.29        --

EQ/UBS GROWTH & INCOME............................  0.50%          B         $ 196.36        --
EQ/UBS GROWTH & INCOME............................  0.70%          B         $ 191.97         3

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/UBS GROWTH & INCOME............................  0.90%          B         $ 187.67        7
EQ/UBS GROWTH & INCOME............................  0.95%          B         $ 186.62        8
EQ/UBS GROWTH & INCOME............................  1.10%          B         $ 183.47        2
EQ/UBS GROWTH & INCOME............................  1.20%          B         $ 181.39       26
EQ/UBS GROWTH & INCOME............................  1.25%          B         $ 126.16       44
EQ/UBS GROWTH & INCOME............................  1.30%          B         $ 139.50        2
EQ/UBS GROWTH & INCOME............................  1.34%          B         $ 178.53      112
EQ/UBS GROWTH & INCOME............................  1.45%          B         $ 176.31       --

EQ/WELLS FARGO OMEGA GROWTH.......................  0.50%          B         $ 189.97       --
EQ/WELLS FARGO OMEGA GROWTH.......................  0.70%          B         $ 190.20        6
EQ/WELLS FARGO OMEGA GROWTH.......................  0.90%          B         $ 184.04       34
EQ/WELLS FARGO OMEGA GROWTH.......................  0.95%          B         $ 182.52       40
EQ/WELLS FARGO OMEGA GROWTH.......................  1.10%          B         $ 178.05       23
EQ/WELLS FARGO OMEGA GROWTH.......................  1.20%          B         $ 175.12       93
EQ/WELLS FARGO OMEGA GROWTH.......................  1.25%          B         $ 177.32       84
EQ/WELLS FARGO OMEGA GROWTH.......................  1.30%          B         $ 202.69        2
EQ/WELLS FARGO OMEGA GROWTH.......................  1.34%          B         $ 171.11      739
EQ/WELLS FARGO OMEGA GROWTH.......................  1.35%          B         $ 170.82        1
EQ/WELLS FARGO OMEGA GROWTH.......................  1.45%          B         $ 168.01       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.50%   SERVICE CLASS 2  $ 172.00        2
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.70%   SERVICE CLASS 2  $ 170.04       --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.70%   SERVICE CLASS 2  $ 188.56        1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.80%   SERVICE CLASS 2  $ 169.07       --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.90%   SERVICE CLASS 2  $ 168.10       26
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.90%   SERVICE CLASS 2  $ 186.55       47
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.95%   SERVICE CLASS 2  $ 186.05       19
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.00%   SERVICE CLASS 2  $ 167.14        6
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.10%   SERVICE CLASS 2  $ 166.18       28
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.20%   SERVICE CLASS 2  $ 165.23      792
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.20%   SERVICE CLASS 2  $ 183.56       45
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.25%   SERVICE CLASS 2  $ 183.07      157
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.34%   SERVICE CLASS 2  $ 182.18      661
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.45%   SERVICE CLASS 2  $ 144.40       --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  0.50%   SERVICE CLASS 2  $ 157.43        4
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  0.90%   SERVICE CLASS 2  $ 153.86        1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  1.00%   SERVICE CLASS 2  $ 152.98       --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  1.10%   SERVICE CLASS 2  $ 152.10       --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  1.20%   SERVICE CLASS 2  $ 151.22       45

FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.50%   SERVICE CLASS 2  $ 159.43       --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.80%   SERVICE CLASS 2  $ 156.71       --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.90%   SERVICE CLASS 2  $ 155.81        2
FIDELITY(R) VIP MID CAP PORTFOLIO.................  1.00%   SERVICE CLASS 2  $ 154.92        1
FIDELITY(R) VIP MID CAP PORTFOLIO.................  1.10%   SERVICE CLASS 2  $ 154.03        3
FIDELITY(R) VIP MID CAP PORTFOLIO.................  1.20%   SERVICE CLASS 2  $ 153.15      185

GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.50%   SERVICE SHARES   $ 158.12        3
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.70%   SERVICE SHARES   $ 134.86       --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.70%   SERVICE SHARES   $ 156.32       --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.80%   SERVICE SHARES   $ 155.42       --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $ 133.61       10
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $ 154.53        4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.95%   SERVICE SHARES   $133.29         7
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.00%   SERVICE SHARES   $153.65         1
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.10%   SERVICE SHARES   $152.77         6
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.20%   SERVICE SHARES   $131.74         2
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.20%   SERVICE SHARES   $151.89        91
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.25%   SERVICE SHARES   $131.43        50
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.34%   SERVICE SHARES   $130.88       144

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%     SERIES II      $ 98.20        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.50%     SERIES II      $159.08        12
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.70%     SERIES II      $157.26        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.80%     SERIES II      $156.36        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.90%     SERIES II      $155.47         1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.00%     SERIES II      $154.58        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.10%     SERIES II      $153.69        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.20%     SERIES II      $152.81        65

INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.50%     SERIES II      $148.76        16
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.70%     SERIES II      $145.01         1
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.70%     SERIES II      $147.06        --
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.80%     SERIES II      $146.22        --
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.90%     SERIES II      $143.46        23
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.90%     SERIES II      $145.39         5
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.95%     SERIES II      $143.08        10
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.00%     SERIES II      $144.56         1
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.10%     SERIES II      $143.73        12
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.20%     SERIES II      $141.16         9
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.20%     SERIES II      $142.90       162
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.25%     SERIES II      $140.79        33
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.34%     SERIES II      $140.10       232
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.45%     SERIES II      $121.58        --

INVESCO V.I. HIGH YIELD FUND......................  0.50%     SERIES II      $114.74         4
INVESCO V.I. HIGH YIELD FUND......................  0.70%     SERIES II      $113.67         1
INVESCO V.I. HIGH YIELD FUND......................  0.80%     SERIES II      $113.14        --
INVESCO V.I. HIGH YIELD FUND......................  0.90%     SERIES II      $112.62         7
INVESCO V.I. HIGH YIELD FUND......................  0.95%     SERIES II      $112.35        11
INVESCO V.I. HIGH YIELD FUND......................  1.00%     SERIES II      $112.09        --
INVESCO V.I. HIGH YIELD FUND......................  1.10%     SERIES II      $111.57         6
INVESCO V.I. HIGH YIELD FUND......................  1.20%     SERIES II      $111.04       101
INVESCO V.I. HIGH YIELD FUND......................  1.25%     SERIES II      $110.78        46
INVESCO V.I. HIGH YIELD FUND......................  1.34%     SERIES II      $110.32        79
INVESCO V.I. HIGH YIELD FUND......................  1.45%     SERIES II      $109.75        --

INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.50%     SERIES II      $133.11         4
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.70%     SERIES II      $113.01         1
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.80%     SERIES II      $130.83        --
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.90%     SERIES II      $111.96        15
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.90%     SERIES II      $130.09         5
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.95%     SERIES II      $111.70         9
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.00%     SERIES II      $129.34         1
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.10%     SERIES II      $128.60         5
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.20%     SERIES II      $110.40         8
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.20%     SERIES II      $127.86       199

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.25%      SERIES II     $110.14        16
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.34%      SERIES II     $109.67       187
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.45%      SERIES II     $109.11        --

INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.50%      SERIES II     $135.37        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.70%      SERIES II     $146.96        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.80%      SERIES II     $133.06        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.90%      SERIES II     $132.30         2
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.90%      SERIES II     $145.39         3
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.95%      SERIES II     $145.00         2
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.00%      SERIES II     $131.54        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.10%      SERIES II     $130.79         3
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.20%      SERIES II     $130.03        37
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.20%      SERIES II     $143.06         4
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.25%      SERIES II     $142.67         9
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.34%      SERIES II     $141.98        47
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.45%      SERIES II     $113.79        --

INVESCO V.I. SMALL CAP EQUITY FUND................  0.50%      SERIES II     $157.96        --
INVESCO V.I. SMALL CAP EQUITY FUND................  0.70%      SERIES II     $156.16        --
INVESCO V.I. SMALL CAP EQUITY FUND................  0.70%      SERIES II     $178.55        --
INVESCO V.I. SMALL CAP EQUITY FUND................  0.90%      SERIES II     $154.38         1
INVESCO V.I. SMALL CAP EQUITY FUND................  0.90%      SERIES II     $176.64         1
INVESCO V.I. SMALL CAP EQUITY FUND................  0.95%      SERIES II     $176.17         1
INVESCO V.I. SMALL CAP EQUITY FUND................  1.00%      SERIES II     $153.50        --
INVESCO V.I. SMALL CAP EQUITY FUND................  1.10%      SERIES II     $152.61         1
INVESCO V.I. SMALL CAP EQUITY FUND................  1.20%      SERIES II     $151.73        20
INVESCO V.I. SMALL CAP EQUITY FUND................  1.20%      SERIES II     $173.81         1
INVESCO V.I. SMALL CAP EQUITY FUND................  1.25%      SERIES II     $173.34         4
INVESCO V.I. SMALL CAP EQUITY FUND................  1.34%      SERIES II     $172.50        23

IVY FUNDS VIP ENERGY..............................  0.40%    COMMON SHARES   $ 88.18         5
IVY FUNDS VIP ENERGY..............................  0.50%    COMMON SHARES   $ 91.23         5
IVY FUNDS VIP ENERGY..............................  0.70%    COMMON SHARES   $ 90.19        --
IVY FUNDS VIP ENERGY..............................  0.70%    COMMON SHARES   $101.98         3
IVY FUNDS VIP ENERGY..............................  0.80%    COMMON SHARES   $ 89.67        --
IVY FUNDS VIP ENERGY..............................  0.90%    COMMON SHARES   $ 89.16         4
IVY FUNDS VIP ENERGY..............................  0.90%    COMMON SHARES   $100.89        11
IVY FUNDS VIP ENERGY..............................  0.95%    COMMON SHARES   $100.62         7
IVY FUNDS VIP ENERGY..............................  1.00%    COMMON SHARES   $ 88.65        --
IVY FUNDS VIP ENERGY..............................  1.10%    COMMON SHARES   $ 88.14        12
IVY FUNDS VIP ENERGY..............................  1.20%    COMMON SHARES   $ 87.63       142
IVY FUNDS VIP ENERGY..............................  1.20%    COMMON SHARES   $ 99.27        21
IVY FUNDS VIP ENERGY..............................  1.25%    COMMON SHARES   $ 99.01        20
IVY FUNDS VIP ENERGY..............................  1.34%    COMMON SHARES   $ 98.52       186
IVY FUNDS VIP ENERGY..............................  1.45%    COMMON SHARES   $ 73.88        --

IVY FUNDS VIP HIGH INCOME.........................  0.50%    COMMON SHARES   $136.58        12
IVY FUNDS VIP HIGH INCOME.........................  0.70%    COMMON SHARES   $135.12         2
IVY FUNDS VIP HIGH INCOME.........................  0.80%    COMMON SHARES   $134.40        --
IVY FUNDS VIP HIGH INCOME.........................  0.90%    COMMON SHARES   $133.68        66
IVY FUNDS VIP HIGH INCOME.........................  0.95%    COMMON SHARES   $133.32        41
IVY FUNDS VIP HIGH INCOME.........................  1.00%    COMMON SHARES   $132.96         3
IVY FUNDS VIP HIGH INCOME.........................  1.10%    COMMON SHARES   $132.25        32

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
IVY FUNDS VIP HIGH INCOME.........................  1.20%   COMMON SHARES    $131.53       439
IVY FUNDS VIP HIGH INCOME.........................  1.25%   COMMON SHARES    $131.18       200
IVY FUNDS VIP HIGH INCOME.........................  1.34%   COMMON SHARES    $130.54       445
IVY FUNDS VIP HIGH INCOME.........................  1.45%   COMMON SHARES    $115.74        --

IVY FUNDS VIP MID CAP GROWTH......................  0.50%   COMMON SHARES    $132.54         1
IVY FUNDS VIP MID CAP GROWTH......................  0.70%   COMMON SHARES    $131.31         2
IVY FUNDS VIP MID CAP GROWTH......................  0.80%   COMMON SHARES    $130.69        --
IVY FUNDS VIP MID CAP GROWTH......................  0.90%   COMMON SHARES    $130.09        27
IVY FUNDS VIP MID CAP GROWTH......................  0.95%   COMMON SHARES    $129.78         9
IVY FUNDS VIP MID CAP GROWTH......................  1.00%   COMMON SHARES    $129.48         1
IVY FUNDS VIP MID CAP GROWTH......................  1.10%   COMMON SHARES    $128.87         8
IVY FUNDS VIP MID CAP GROWTH......................  1.20%   COMMON SHARES    $128.27       235
IVY FUNDS VIP MID CAP GROWTH......................  1.25%   COMMON SHARES    $127.97        39
IVY FUNDS VIP MID CAP GROWTH......................  1.34%   COMMON SHARES    $127.43       371
IVY FUNDS VIP MID CAP GROWTH......................  1.45%   COMMON SHARES    $126.77        --

IVY FUNDS VIP SMALL CAP GROWTH....................  0.50%   COMMON SHARES    $153.92        --
IVY FUNDS VIP SMALL CAP GROWTH....................  0.70%   COMMON SHARES    $120.51         1
IVY FUNDS VIP SMALL CAP GROWTH....................  0.80%   COMMON SHARES    $151.30        --
IVY FUNDS VIP SMALL CAP GROWTH....................  0.90%   COMMON SHARES    $119.39         3
IVY FUNDS VIP SMALL CAP GROWTH....................  0.90%   COMMON SHARES    $150.43         1
IVY FUNDS VIP SMALL CAP GROWTH....................  0.95%   COMMON SHARES    $119.11         3
IVY FUNDS VIP SMALL CAP GROWTH....................  1.00%   COMMON SHARES    $149.57        --
IVY FUNDS VIP SMALL CAP GROWTH....................  1.10%   COMMON SHARES    $148.71         2
IVY FUNDS VIP SMALL CAP GROWTH....................  1.20%   COMMON SHARES    $117.72         3
IVY FUNDS VIP SMALL CAP GROWTH....................  1.20%   COMMON SHARES    $147.86        44
IVY FUNDS VIP SMALL CAP GROWTH....................  1.25%   COMMON SHARES    $117.45        14
IVY FUNDS VIP SMALL CAP GROWTH....................  1.34%   COMMON SHARES    $116.95        87

LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.50%   SERVICE SHARES   $ 83.53        20
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.70%   SERVICE SHARES   $ 82.64         7
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.80%   SERVICE SHARES   $ 82.19        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.90%   SERVICE SHARES   $ 81.75        69
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.95%   SERVICE SHARES   $ 81.53        33
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.00%   SERVICE SHARES   $ 81.31         4
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.10%   SERVICE SHARES   $ 80.88        34
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.20%   SERVICE SHARES   $ 80.44       626
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.25%   SERVICE SHARES   $ 80.23        64
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.34%   SERVICE SHARES   $ 79.84       724
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.45%   SERVICE SHARES   $ 71.17        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.00%   SERVICE CLASS    $ 97.71        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.50%   SERVICE CLASS    $162.29        21
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.70%   SERVICE CLASS    $160.44        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.70%   SERVICE CLASS    $168.07         5
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.80%   SERVICE CLASS    $159.52        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.90%   SERVICE CLASS    $158.61        16
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.90%   SERVICE CLASS    $166.27        45
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.95%   SERVICE CLASS    $165.83        25
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.00%   SERVICE CLASS    $157.70         4
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.10%   SERVICE CLASS    $156.80        16
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.20%   SERVICE CLASS    $155.90       564
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.20%   SERVICE CLASS    $163.61        15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.25%    SERVICE CLASS   $163.17        58
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.34%    SERVICE CLASS   $162.38       670
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.45%    SERVICE CLASS   $136.90        --

MFS(R) INVESTORS TRUST SERIES.....................  0.50%    SERVICE CLASS   $168.77        --
MFS(R) INVESTORS TRUST SERIES.....................  0.70%    SERVICE CLASS   $187.88        --
MFS(R) INVESTORS TRUST SERIES.....................  0.90%    SERVICE CLASS   $164.95        --
MFS(R) INVESTORS TRUST SERIES.....................  0.90%    SERVICE CLASS   $185.88         2
MFS(R) INVESTORS TRUST SERIES.....................  0.95%    SERVICE CLASS   $185.38         2
MFS(R) INVESTORS TRUST SERIES.....................  1.00%    SERVICE CLASS   $164.00        --
MFS(R) INVESTORS TRUST SERIES.....................  1.10%    SERVICE CLASS   $163.06         1
MFS(R) INVESTORS TRUST SERIES.....................  1.20%    SERVICE CLASS   $162.12        31
MFS(R) INVESTORS TRUST SERIES.....................  1.20%    SERVICE CLASS   $182.90         2
MFS(R) INVESTORS TRUST SERIES.....................  1.25%    SERVICE CLASS   $182.41         5
MFS(R) INVESTORS TRUST SERIES.....................  1.34%    SERVICE CLASS   $181.52        25

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.50%    SERVICE CLASS   $196.01        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.70%    SERVICE CLASS   $193.91        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.80%    SERVICE CLASS   $192.88        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.90%    SERVICE CLASS   $191.84         3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.95%    SERVICE CLASS   $191.33        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.00%    SERVICE CLASS   $190.82        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.10%    SERVICE CLASS   $189.79        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.20%    SERVICE CLASS   $188.77        28
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.25%    SERVICE CLASS   $188.26         3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.34%    SERVICE CLASS   $187.35        21

MFS(R) TECHNOLOGY PORTFOLIO.......................  0.50%    SERVICE CLASS   $221.00         2
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.70%    SERVICE CLASS   $218.64         5
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.80%    SERVICE CLASS   $217.47        --
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.90%    SERVICE CLASS   $216.30         8
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.95%    SERVICE CLASS   $215.72         5
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.00%    SERVICE CLASS   $215.15        --
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.10%    SERVICE CLASS   $213.99         5
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.20%    SERVICE CLASS   $212.84        89
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.25%    SERVICE CLASS   $212.27        20
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.34%    SERVICE CLASS   $211.24       135
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.45%    SERVICE CLASS   $163.86        --

MFS(R) UTILITIES SERIES...........................  0.40%    SERVICE CLASS   $118.57         6
MFS(R) UTILITIES SERIES...........................  0.50%    SERVICE CLASS   $150.57         1
MFS(R) UTILITIES SERIES...........................  0.70%    SERVICE CLASS   $148.96         1
MFS(R) UTILITIES SERIES...........................  0.80%    SERVICE CLASS   $148.17        --
MFS(R) UTILITIES SERIES...........................  0.90%    SERVICE CLASS   $147.37        27
MFS(R) UTILITIES SERIES...........................  0.95%    SERVICE CLASS   $146.98         9
MFS(R) UTILITIES SERIES...........................  1.00%    SERVICE CLASS   $146.58        --
MFS(R) UTILITIES SERIES...........................  1.10%    SERVICE CLASS   $145.80        11
MFS(R) UTILITIES SERIES...........................  1.20%    SERVICE CLASS   $145.01       195
MFS(R) UTILITIES SERIES...........................  1.25%    SERVICE CLASS   $144.62        72
MFS(R) UTILITIES SERIES...........................  1.34%    SERVICE CLASS   $143.92       276
MFS(R) UTILITIES SERIES...........................  1.45%    SERVICE CLASS   $116.80        --

MULTIMANAGER AGGRESSIVE EQUITY....................  0.70%          A         $133.96         9
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%          A         $163.29        17
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%          A         $163.31         2
MULTIMANAGER AGGRESSIVE EQUITY+...................  0.90%          A         $164.04        18

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY....................  1.20%          A         $ 140.71        13
MULTIMANAGER AGGRESSIVE EQUITY+...................  1.34%          A         $ 122.37     3,772
MULTIMANAGER AGGRESSIVE EQUITY....................  1.35%          A         $ 205.80       486
MULTIMANAGER AGGRESSIVE EQUITY....................  1.35%          A         $ 216.67        12
MULTIMANAGER AGGRESSIVE EQUITY....................  1.45%          A         $ 112.97         3
MULTIMANAGER AGGRESSIVE EQUITY....................  0.50%          B         $ 123.67         1
MULTIMANAGER AGGRESSIVE EQUITY+...................  0.90%          B         $ 100.96         9
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%          B         $ 120.71        15
MULTIMANAGER AGGRESSIVE EQUITY....................  0.95%          B         $ 126.29        46
MULTIMANAGER AGGRESSIVE EQUITY....................  1.00%          B         $ 237.28        --
MULTIMANAGER AGGRESSIVE EQUITY....................  1.10%          B         $ 123.20         8
MULTIMANAGER AGGRESSIVE EQUITY....................  1.20%          B         $ 114.13       107
MULTIMANAGER AGGRESSIVE EQUITY....................  1.25%          B         $ 130.97        15
MULTIMANAGER AGGRESSIVE EQUITY....................  1.30%          B         $ 151.43         2

MULTIMANAGER CORE BOND............................  0.40%          B         $ 101.82         3
MULTIMANAGER CORE BOND............................  0.50%          B         $ 162.72         5
MULTIMANAGER CORE BOND............................  0.70%          B         $ 158.19         2
MULTIMANAGER CORE BOND............................  0.80%          B         $ 124.18        --
MULTIMANAGER CORE BOND............................  0.90%          B         $ 153.79        18
MULTIMANAGER CORE BOND............................  0.95%          B         $ 152.71        83
MULTIMANAGER CORE BOND............................  1.00%          B         $ 151.64         1
MULTIMANAGER CORE BOND............................  1.10%          B         $ 149.51        39
MULTIMANAGER CORE BOND............................  1.20%          B         $ 147.40       200
MULTIMANAGER CORE BOND............................  1.25%          B         $ 128.26        87
MULTIMANAGER CORE BOND............................  1.30%          B         $ 126.81         4
MULTIMANAGER CORE BOND............................  1.34%          B         $ 144.50       390
MULTIMANAGER CORE BOND............................  1.35%          B         $ 144.30         1
MULTIMANAGER CORE BOND............................  1.45%          B         $ 142.26        --

MULTIMANAGER MID CAP GROWTH.......................  0.50%          B         $ 190.66        --
MULTIMANAGER MID CAP GROWTH.......................  0.70%          B         $ 185.36         1
MULTIMANAGER MID CAP GROWTH.......................  0.90%          B         $ 180.20        11
MULTIMANAGER MID CAP GROWTH.......................  0.95%          B         $ 178.94        24
MULTIMANAGER MID CAP GROWTH.......................  1.00%          B         $ 177.68        --
MULTIMANAGER MID CAP GROWTH.......................  1.10%          B         $ 175.18         3
MULTIMANAGER MID CAP GROWTH.......................  1.20%          B         $ 172.71        36
MULTIMANAGER MID CAP GROWTH.......................  1.25%          B         $ 138.65        11
MULTIMANAGER MID CAP GROWTH.......................  1.30%          B         $ 160.67         2
MULTIMANAGER MID CAP GROWTH.......................  1.34%          B         $ 169.32       332
MULTIMANAGER MID CAP GROWTH.......................  1.34%          B         $ 253.22         6
MULTIMANAGER MID CAP GROWTH.......................  1.35%          B         $ 169.07        --
MULTIMANAGER MID CAP GROWTH.......................  1.45%          B         $ 166.69        --

MULTIMANAGER MID CAP VALUE........................  0.40%          B         $ 141.60        --
MULTIMANAGER MID CAP VALUE........................  0.50%          B         $ 215.51        --
MULTIMANAGER MID CAP VALUE........................  0.70%          B         $ 183.05        --
MULTIMANAGER MID CAP VALUE........................  0.70%          B         $ 209.52         1
MULTIMANAGER MID CAP VALUE........................  0.80%          B         $ 271.76        --
MULTIMANAGER MID CAP VALUE........................  0.90%          B         $ 203.69        10
MULTIMANAGER MID CAP VALUE........................  0.95%          B         $ 202.26        19
MULTIMANAGER MID CAP VALUE........................  1.00%          B         $ 200.84        --
MULTIMANAGER MID CAP VALUE........................  1.10%          B         $ 198.01         5
MULTIMANAGER MID CAP VALUE........................  1.20%          B         $ 195.22        26
MULTIMANAGER MID CAP VALUE........................  1.25%          B         $ 123.86        11
MULTIMANAGER MID CAP VALUE........................  1.30%          B         $ 142.12         2
MULTIMANAGER MID CAP VALUE........................  1.34%          B         $ 191.39       203

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE........................  1.34%          B         $ 243.71        4
MULTIMANAGER MID CAP VALUE........................  1.35%          B         $ 191.11       --
MULTIMANAGER MID CAP VALUE........................  1.45%          B         $ 188.42       --

MULTIMANAGER TECHNOLOGY...........................  0.50%          B         $ 217.98        1
MULTIMANAGER TECHNOLOGY...........................  0.70%          B         $ 211.92        2
MULTIMANAGER TECHNOLOGY...........................  0.70%          B         $ 240.45       --
MULTIMANAGER TECHNOLOGY...........................  0.80%          B         $ 324.08       --
MULTIMANAGER TECHNOLOGY...........................  0.90%          B         $ 206.03       14
MULTIMANAGER TECHNOLOGY...........................  0.95%          B         $ 204.58       28
MULTIMANAGER TECHNOLOGY...........................  1.00%          B         $ 203.14       --
MULTIMANAGER TECHNOLOGY...........................  1.10%          B         $ 200.28       10
MULTIMANAGER TECHNOLOGY...........................  1.20%          B         $ 197.46      118
MULTIMANAGER TECHNOLOGY...........................  1.25%          B         $ 163.68       21
MULTIMANAGER TECHNOLOGY...........................  1.30%          B         $ 192.04        2
MULTIMANAGER TECHNOLOGY...........................  1.34%          B         $ 193.58      562
MULTIMANAGER TECHNOLOGY...........................  1.34%          B         $ 300.55        4
MULTIMANAGER TECHNOLOGY...........................  1.35%          B         $ 193.31        1
MULTIMANAGER TECHNOLOGY...........................  1.45%          B         $ 190.58       --

OPPENHEIMER MAIN STREET FUND(R)/VA................  0.50%    SERVICE CLASS   $ 181.37        3
OPPENHEIMER MAIN STREET FUND(R)/VA................  0.90%    SERVICE CLASS   $ 177.26       --
OPPENHEIMER MAIN STREET FUND(R)/VA................  1.10%    SERVICE CLASS   $ 175.24       --
OPPENHEIMER MAIN STREET FUND(R)/VA................  1.20%    SERVICE CLASS   $ 174.23       12

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.00%    ADVISOR CLASS   $  75.98       --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.50%    ADVISOR CLASS   $  60.44        1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.70%    ADVISOR CLASS   $  59.75       --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.90%    ADVISOR CLASS   $  59.07        1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  1.00%    ADVISOR CLASS   $  58.73       --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  1.10%    ADVISOR CLASS   $  58.40        2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  1.20%    ADVISOR CLASS   $  58.06       85

TARGET 2015 ALLOCATION............................  0.50%          B         $ 127.97        3
TARGET 2015 ALLOCATION............................  0.70%          B         $ 125.59       --
TARGET 2015 ALLOCATION............................  0.90%          B         $ 123.26       17
TARGET 2015 ALLOCATION............................  0.95%          B         $ 122.68        3
TARGET 2015 ALLOCATION............................  1.10%          B         $ 120.96        4
TARGET 2015 ALLOCATION............................  1.20%          B         $ 119.82       33
TARGET 2015 ALLOCATION............................  1.25%          B         $ 103.34       21
TARGET 2015 ALLOCATION............................  1.34%          B         $ 118.25      113

TARGET 2025 ALLOCATION............................  0.40%          B         $ 124.12       --
TARGET 2025 ALLOCATION............................  0.50%          B         $ 132.64        6
TARGET 2025 ALLOCATION............................  0.70%          B         $ 130.17        3
TARGET 2025 ALLOCATION............................  0.90%          B         $ 127.75       36
TARGET 2025 ALLOCATION............................  0.95%          B         $ 127.15        9
TARGET 2025 ALLOCATION............................  1.00%          B         $ 126.56       --
TARGET 2025 ALLOCATION............................  1.10%          B         $ 125.37       14
TARGET 2025 ALLOCATION............................  1.20%          B         $ 124.19      101
TARGET 2025 ALLOCATION............................  1.25%          B         $ 105.36       21
TARGET 2025 ALLOCATION............................  1.34%          B         $ 122.56      247
TARGET 2025 ALLOCATION............................  1.35%          B         $ 122.45       --
TARGET 2025 ALLOCATION............................  1.45%          B         $ 121.29       --

TARGET 2035 ALLOCATION............................  0.40%          B         $ 128.32        1
TARGET 2035 ALLOCATION............................  0.50%          B         $ 135.40        4
TARGET 2035 ALLOCATION............................  0.70%          B         $ 132.89        2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
TARGET 2035 ALLOCATION............................  0.90%         B          $ 130.41       24
TARGET 2035 ALLOCATION............................  0.95%         B          $ 129.80        5
TARGET 2035 ALLOCATION............................  1.00%         B          $ 129.20       --
TARGET 2035 ALLOCATION............................  1.10%         B          $ 127.98       10
TARGET 2035 ALLOCATION............................  1.20%         B          $ 126.78      116
TARGET 2035 ALLOCATION............................  1.25%         B          $ 105.88       10
TARGET 2035 ALLOCATION............................  1.34%         B          $ 125.12      239
TARGET 2035 ALLOCATION............................  1.35%         B          $ 125.00       --
TARGET 2035 ALLOCATION............................  1.45%         B          $ 123.82       --

TARGET 2045 ALLOCATION............................  0.40%         B          $ 131.97        1
TARGET 2045 ALLOCATION............................  0.50%         B          $ 136.17        3
TARGET 2045 ALLOCATION............................  0.70%         B          $ 133.63       --
TARGET 2045 ALLOCATION............................  0.90%         B          $ 131.15       19
TARGET 2045 ALLOCATION............................  0.95%         B          $ 130.53        6
TARGET 2045 ALLOCATION............................  1.00%         B          $ 129.92       --
TARGET 2045 ALLOCATION............................  1.10%         B          $ 128.70       11
TARGET 2045 ALLOCATION............................  1.20%         B          $ 127.49      116
TARGET 2045 ALLOCATION............................  1.25%         B          $ 104.77        6
TARGET 2045 ALLOCATION............................  1.34%         B          $ 125.82      177
TARGET 2045 ALLOCATION............................  1.35%         B          $ 125.70        1
TARGET 2045 ALLOCATION............................  1.45%         B          $ 124.52       --

TARGET 2055 ALLOCATION............................  0.50%         B          $  91.95        1
TARGET 2055 ALLOCATION............................  0.90%         B          $  91.72       --
TARGET 2055 ALLOCATION............................  1.00%         B          $  91.66       --
TARGET 2055 ALLOCATION............................  1.10%         B          $  91.60       --
TARGET 2055 ALLOCATION............................  1.20%         B          $  91.54        4
TARGET 2055 ALLOCATION............................  1.34%         B          $  91.46        1

TEMPLETON GLOBAL BOND VIP FUND....................  0.50%      CLASS 2       $ 115.46        8
TEMPLETON GLOBAL BOND VIP FUND....................  0.70%      CLASS 2       $ 114.14       --
TEMPLETON GLOBAL BOND VIP FUND....................  0.80%      CLASS 2       $ 113.49        1
TEMPLETON GLOBAL BOND VIP FUND....................  0.90%      CLASS 2       $ 112.84        4
TEMPLETON GLOBAL BOND VIP FUND....................  1.00%      CLASS 2       $ 112.19        1
TEMPLETON GLOBAL BOND VIP FUND....................  1.10%      CLASS 2       $ 111.55        3
TEMPLETON GLOBAL BOND VIP FUND....................  1.20%      CLASS 2       $ 110.91      410

VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.50%   CLASS S SHARES   $  49.76        1
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.70%   CLASS S SHARES   $  49.30        1
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.80%   CLASS S SHARES   $  49.07       --
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.90%   CLASS S SHARES   $  48.84       17
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.95%   CLASS S SHARES   $  48.72        9
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.00%   CLASS S SHARES   $  48.61       --
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.10%   CLASS S SHARES   $  48.38       11
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.20%   CLASS S SHARES   $  48.15       87
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.25%   CLASS S SHARES   $  48.04       25
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.34%   CLASS S SHARES   $  47.84      167
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.45%   CLASS S SHARES   $  47.59       --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a--.
+ In 2015, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in its entirety. In 2015, the contract charges were 0.00%.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                           ALL ASSET
                                                                           ALL ASSET        ALL ASSET       MODERATE
                                                                       AGGRESSIVE-ALT 25* GROWTH-ALT 20* GROWTH-ALT 15*
                                                                       ------------------ -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $  61,939       $   458,672     $  47,736
  Expenses:
   Asset-based charges................................................        84,261           691,494        60,741
                                                                           ---------       -----------     ---------
   Net Expenses.......................................................        84,261           691,494        60,741
                                                                           ---------       -----------     ---------

NET INVESTMENT INCOME (LOSS)..........................................       (22,322)         (232,822)      (13,005)
                                                                           ---------       -----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (48,168)          846,446       (22,627)
   Net realized gain distribution from the Portfolios.................       118,205         1,562,840        57,789
                                                                           ---------       -----------     ---------
  Net realized gain (loss) on investments.............................        70,037         2,409,286        35,162
                                                                           ---------       -----------     ---------

  Net change in unrealized appreciation (depreciation) of investments.      (531,819)       (5,040,309)     (306,085)
                                                                           ---------       -----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (461,782)       (2,631,023)     (270,923)
                                                                           ---------       -----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $(484,104)      $(2,863,845)    $(283,928)
                                                                           =========       ===========     =========

                                                                         AMERICAN
                                                                        CENTURY VP    AMERICAN FUNDS
                                                                         MID CAP    INSURANCE SERIES(R) AXA 400 MANAGED
                                                                        VALUE FUND     BOND FUND/SM/      VOLATILITY*
                                                                       -----------  ------------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   308,863       $ 389,109        $    41,927
  Expenses:
   Asset-based charges................................................     243,522         247,074             91,501
                                                                       -----------       ---------        -----------
   Net Expenses.......................................................     243,522         247,074             91,501
                                                                       -----------       ---------        -----------

NET INVESTMENT INCOME (LOSS)..........................................      65,341         142,035            (49,574)
                                                                       -----------       ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     760,387         (86,251)           341,662
   Net realized gain distribution from the Portfolios.................     801,948         421,141            401,632
                                                                       -----------       ---------        -----------
  Net realized gain (loss) on investments.............................   1,562,335         334,890            743,294
                                                                       -----------       ---------        -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,283,043)       (839,154)        (1,032,876)
                                                                       -----------       ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (720,708)       (504,264)          (289,582)
                                                                       -----------       ---------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (655,367)      $(362,229)       $  (339,156)
                                                                       ===========       =========        ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE
                                                                         VOLATILITY*     VOLATILITY*     ALLOCATION*
                                                                       --------------- ---------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $ 137,506       $  16,754      $  5,610,648
  Expenses:
   Asset-based charges................................................      176,479          51,180         7,259,301
                                                                          ---------       ---------      ------------
   Net Expenses.......................................................      176,479          51,180         7,259,301
                                                                          ---------       ---------      ------------

NET INVESTMENT INCOME (LOSS)..........................................      (38,973)        (34,426)       (1,648,653)
                                                                          ---------       ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      561,344          84,993        11,911,879
   Net realized gain distribution from the Portfolios.................      258,716         169,154        35,930,030
                                                                          ---------       ---------      ------------
  Net realized gain (loss) on investments.............................      820,060         254,147        47,841,909
                                                                          ---------       ---------      ------------

  Net change in unrealized appreciation (depreciation) of investments.     (894,623)       (494,315)      (63,571,860)
                                                                          ---------       ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (74,563)       (240,168)      (15,729,951)
                                                                          ---------       ---------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(113,536)      $(274,594)     $(17,378,604)
                                                                          =========       =========      ============

                                                                       AXA BALANCED AXA CONSERVATIVE
                                                                        STRATEGY*     ALLOCATION*
                                                                       ------------ ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,077,185    $   947,528
  Expenses:
   Asset-based charges................................................   1,354,523      1,440,877
                                                                       -----------    -----------
   Net Expenses.......................................................   1,354,523      1,440,877
                                                                       -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................    (277,338)      (493,349)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   1,121,921        (39,014)
   Net realized gain distribution from the Portfolios.................     870,141      2,002,544
                                                                       -----------    -----------
  Net realized gain (loss) on investments.............................   1,992,062      1,963,530
                                                                       -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  (3,891,385)    (3,127,629)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,899,323)    (1,164,099)
                                                                       -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,176,661)   $(1,657,448)
                                                                       ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                       AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE-
                                                                       GROWTH STRATEGY*    STRATEGY*     PLUS ALLOCATION*
                                                                       ---------------- ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $ 209,944        $  67,080       $  1,738,286
  Expenses:
   Asset-based charges................................................      263,736           97,121          2,564,583
                                                                          ---------        ---------       ------------
   Net Expenses.......................................................      263,736           97,121          2,564,583
                                                                          ---------        ---------       ------------

NET INVESTMENT INCOME (LOSS)..........................................      (53,792)         (30,041)          (826,297)
                                                                          ---------        ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      235,661           55,986          1,203,351
   Net realized gain distribution from the Portfolios.................      141,162           10,965          7,287,763
                                                                          ---------        ---------       ------------
  Net realized gain (loss) on investments.............................      376,823           66,951          8,491,114
                                                                          ---------        ---------       ------------

  Net change in unrealized appreciation (depreciation) of investments.     (703,988)        (150,391)       (11,544,874)
                                                                          ---------        ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (327,165)         (83,440)        (3,053,760)
                                                                          ---------        ---------       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(380,957)       $(113,481)      $ (3,880,057)
                                                                          =========        =========       ============

                                                                         AXA GLOBAL              AXA INTERNATIONAL
                                                                       EQUITY MANAGED AXA GROWTH   CORE MANAGED
                                                                        VOLATILITY*   STRATEGY*     VOLATILITY*
                                                                       -------------- ---------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  3,448,550   $ 15,015     $    98,641
  Expenses:
   Asset-based charges................................................     5,034,712     15,191       2,222,000
                                                                        ------------   --------     -----------
   Net Expenses.......................................................     5,034,712     15,191       2,222,000
                                                                        ------------   --------     -----------

NET INVESTMENT INCOME (LOSS)..........................................    (1,586,162)      (176)     (2,123,359)
                                                                        ------------   --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    15,160,473     11,755       2,508,135
   Net realized gain distribution from the Portfolios.................            --     13,760              --
                                                                        ------------   --------     -----------
  Net realized gain (loss) on investments.............................    15,160,473     25,515       2,508,135
                                                                        ------------   --------     -----------

  Net change in unrealized appreciation (depreciation) of investments.   (24,327,235)   (51,332)     (9,532,077)
                                                                        ------------   --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (9,166,762)   (25,817)     (7,023,942)
                                                                        ------------   --------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(10,752,924)  $(25,993)    $(9,147,301)
                                                                        ============   ========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                           AXA INTERNATIONAL AXA LARGE CAP
                                                                        AXA INTERNATIONAL    VALUE MANAGED   CORE MANAGED
                                                                       MANAGED VOLATILITY*    VOLATILITY*     VOLATILITY*
                                                                       ------------------- ----------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................      $   3,251        $    198,064     $   283,903
  Expenses:
   Asset-based charges................................................        101,403           2,529,388         398,727
                                                                            ---------        ------------     -----------
   Net Expenses.......................................................        101,403           2,529,388         398,727
                                                                            ---------        ------------     -----------

NET INVESTMENT INCOME (LOSS)..........................................        (98,152)         (2,331,324)       (114,824)
                                                                            ---------        ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        142,047           5,274,051       1,491,732
   Net realized gain distribution from the Portfolios.................        248,312                  --         438,086
                                                                            ---------        ------------     -----------
  Net realized gain (loss) on investments.............................        390,359           5,274,051       1,929,818
                                                                            ---------        ------------     -----------

  Net change in unrealized appreciation (depreciation) of investments.       (649,052)        (10,897,653)     (2,057,803)
                                                                            ---------        ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (258,693)         (5,623,602)       (127,985)
                                                                            ---------        ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $(356,845)       $ (7,954,926)    $  (242,809)
                                                                            =========        ============     ===========

                                                                       AXA LARGE CAP  AXA LARGE CAP  AXA MID CAP
                                                                       GROWTH MANAGED VALUE MANAGED VALUE MANAGED
                                                                        VOLATILITY*    VOLATILITY*   VOLATILITY*
                                                                       -------------- ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  1,912,077  $ 13,688,966  $  3,804,744
  Expenses:
   Asset-based charges................................................     8,796,826    11,373,941     6,636,959
                                                                        ------------  ------------  ------------
   Net Expenses.......................................................     8,796,826    11,373,941     6,636,959
                                                                        ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)..........................................    (6,884,749)    2,315,025    (2,832,215)
                                                                        ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    44,782,283    30,450,271    43,136,121
   Net realized gain distribution from the Portfolios.................    29,088,654            --            --
                                                                        ------------  ------------  ------------
  Net realized gain (loss) on investments.............................    73,870,937    30,450,271    43,136,121
                                                                        ------------  ------------  ------------

  Net change in unrealized appreciation (depreciation) of investments.   (48,808,750)  (78,936,335)  (63,820,929)
                                                                        ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    25,062,187   (48,486,064)  (20,684,808)
                                                                        ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 18,177,438  $(46,171,039) $(23,517,023)
                                                                        ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       AXA MODERATE    AXA MODERATE    AXA MODERATE-
                                                                       ALLOCATION*   GROWTH STRATEGY* PLUS ALLOCATION*
                                                                       ------------  ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 13,844,462    $   395,879      $  9,716,826
  Expenses:
   Asset-based charges................................................   22,717,938        389,570        13,564,777
   Less: Reduction for expense limitation.............................   (6,081,129)            --                --
                                                                       ------------    -----------      ------------
   Net Expenses.......................................................   16,636,809        389,570        13,564,777
                                                                       ------------    -----------      ------------

NET INVESTMENT INCOME (LOSS)..........................................   (2,792,347)         6,309        (3,847,951)
                                                                       ------------    -----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    1,220,973        235,346        15,690,861
   Net realized gain distribution from the Portfolios.................   59,880,219        332,074        49,590,746
                                                                       ------------    -----------      ------------
  Net realized gain (loss) on investments.............................   61,101,192        567,420        65,281,607
                                                                       ------------    -----------      ------------

  Net change in unrealized appreciation (depreciation) of investments.  (88,586,489)    (1,357,790)      (88,376,532)
                                                                       ------------    -----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (27,485,297)      (790,370)      (23,094,925)
                                                                       ------------    -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(30,277,644)   $  (784,061)     $(26,942,876)
                                                                       ============    ===========      ============

                                                                       AXA SMARTBETA  AXA/AB DYNAMIC  AXA/AB SMALL CAP
                                                                        EQUITY*(B)   MODERATE GROWTH*     GROWTH*
                                                                       ------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $   835       $ 102,637       $    165,951
  Expenses:
   Asset-based charges................................................        166         157,891          4,716,212
   Less: Reduction for expense limitation.............................         --              --                 --
                                                                          -------       ---------       ------------
   Net Expenses.......................................................        166         157,891          4,716,212
                                                                          -------       ---------       ------------

NET INVESTMENT INCOME (LOSS)..........................................        669         (55,254)        (4,550,261)
                                                                          -------       ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (122)        255,280         11,131,779
   Net realized gain distribution from the Portfolios.................        107         103,503         37,535,650
                                                                          -------       ---------       ------------
  Net realized gain (loss) on investments.............................        (15)        358,783         48,667,429
                                                                          -------       ---------       ------------

  Net change in unrealized appreciation (depreciation) of investments.     (2,015)       (575,002)       (58,282,278)
                                                                          -------       ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (2,030)       (216,219)        (9,614,849)
                                                                          -------       ---------       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(1,361)      $(271,473)      $(14,165,110)
                                                                          =======       =========       ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                           AXA/FRANKLIN
                                                                         AXA/DOUBLELINE     AXA/FRANKLIN     SMALL CAP
                                                                         OPPORTUNISTIC    BALANCED MANAGED VALUE MANAGED
                                                                       CORE PLUS BOND*(B)   VOLATILITY*     VOLATILITY*
                                                                       ------------------ ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................      $ 11,373        $ 2,136,839     $    39,991
  Expenses:
   Asset-based charges................................................         2,269          1,171,127         224,094
                                                                            --------        -----------     -----------
   Net Expenses.......................................................         2,269          1,171,127         224,094
                                                                            --------        -----------     -----------

NET INVESTMENT INCOME (LOSS)..........................................         9,104            965,712        (184,103)
                                                                            --------        -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................          (666)         3,707,923       1,265,164
   Net realized gain distribution from the Portfolios.................            --                 --              --
                                                                            --------        -----------     -----------
  Net realized gain (loss) on investments.............................          (666)         3,707,923       1,265,164
                                                                            --------        -----------     -----------

  Net change in unrealized appreciation (depreciation) of investments.       (19,081)        (8,637,323)     (2,444,955)
                                                                            --------        -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (19,747)        (4,929,400)     (1,179,791)
                                                                            --------        -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $(10,643)       $(3,963,688)    $(1,363,894)
                                                                            ========        ===========     ===========

                                                                       AXA/FRANKLIN
                                                                        TEMPLETON
                                                                        ALLOCATION  AXA/HORIZON
                                                                         MANAGED     SMALL CAP    AXA/LOOMIS
                                                                       VOLATILITY*   VALUE*(B)  SAYLES GROWTH*
                                                                       ------------ ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   898,838    $   285     $   53,354
  Expenses:
   Asset-based charges................................................     922,440        119        549,731
                                                                       -----------    -------     ----------
   Net Expenses.......................................................     922,440        119        549,731
                                                                       -----------    -------     ----------

NET INVESTMENT INCOME (LOSS)..........................................     (23,602)       166       (496,377)
                                                                       -----------    -------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   3,395,235       (139)       (24,125)
   Net realized gain distribution from the Portfolios.................     386,259      2,914        477,160
                                                                       -----------    -------     ----------
  Net realized gain (loss) on investments.............................   3,781,494      2,775        453,035
                                                                       -----------    -------     ----------

  Net change in unrealized appreciation (depreciation) of investments.  (6,678,966)    (6,704)     4,126,754
                                                                       -----------    -------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,897,472)    (3,929)     4,579,789
                                                                       -----------    -------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,921,074)   $(3,763)    $4,083,412
                                                                       ===========    =======     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                         AXA/MUTUAL                    AXA/TEMPLETON
                                                                         LARGE CAP      AXA/PACIFIC    GLOBAL EQUITY
                                                                       EQUITY MANAGED GLOBAL SMALL CAP    MANAGED
                                                                        VOLATILITY*      VALUE*(B)      VOLATILITY*
                                                                       -------------- ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   505,576       $    161      $        --
  Expenses:
   Asset-based charges................................................      362,009            330          594,157
                                                                        -----------       --------      -----------
   Net Expenses.......................................................      362,009            330          594,157
                                                                        -----------       --------      -----------

NET INVESTMENT INCOME (LOSS)..........................................      143,567           (169)        (594,157)
                                                                        -----------       --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    1,994,854           (415)       2,149,212
   Net realized gain distribution from the Portfolios.................           --          2,069               --
                                                                        -----------       --------      -----------
  Net realized gain (loss) on investments.............................    1,994,854          1,654        2,149,212
                                                                        -----------       --------      -----------

  Net change in unrealized appreciation (depreciation) of investments.   (3,109,126)       (16,914)      (3,310,914)
                                                                        -----------       --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (1,114,272)       (15,260)      (1,161,702)
                                                                        -----------       --------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  (970,705)      $(15,429)     $(1,755,859)
                                                                        ===========       ========      ===========

                                                                        CHARTER/SM/   CHARTER/SM
                                                                       INTERNATIONAL /MULTI-SECTOR    CHARTER/SM
                                                                       MODERATE*(B)      BOND*     /REAL ASSETS*(B)
                                                                       ------------- ------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $ 257      $ 1,481,743       $ 118
  Expenses:
   Asset-based charges................................................        32        1,231,247          30
                                                                           -----      -----------       -----
   Net Expenses.......................................................        32        1,231,247          30
                                                                           -----      -----------       -----

NET INVESTMENT INCOME (LOSS)..........................................       225          250,496          88
                                                                           -----      -----------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        --       (1,913,717)         (8)
   Net realized gain distribution from the Portfolios.................         6               --          --
                                                                           -----      -----------       -----
  Net realized gain (loss) on investments.............................         6       (1,913,717)         (8)
                                                                           -----      -----------       -----

  Net change in unrealized appreciation (depreciation) of investments.      (972)        (117,237)       (504)
                                                                           -----      -----------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (966)      (2,030,954)       (512)
                                                                           -----      -----------       -----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $(741)     $(1,780,458)      $(424)
                                                                           =====      ===========       =====

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       CHARTER/SM/   CHARTER/SM/  EQ/BLACKROCK     EQ/BOSTON
                                                                        SMALL CAP    SMALL CAP    BASIC VALUE   ADVISORS EQUITY
                                                                         GROWTH*       VALUE*       EQUITY*         INCOME*
                                                                       -----------  ------------  ------------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   118,884  $    600,850  $  9,044,494   $  1,659,440
  Expenses:
   Asset-based charges................................................     590,219     1,479,339     8,784,994      1,323,253
   Less: Reduction for expense limitation.............................         (42)         (184)           --             --
                                                                       -----------  ------------  ------------   ------------
   Net Expenses.......................................................     590,177     1,479,155     8,784,994      1,323,253
                                                                       -----------  ------------  ------------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (471,293)     (878,305)      259,500        336,187
                                                                       -----------  ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   3,020,979     6,738,494    41,625,785      3,208,847
   Net realized gain distribution from the Portfolios.................          --            --            --      9,139,680
                                                                       -----------  ------------  ------------   ------------
  Net realized gain (loss) on investments.............................   3,020,979     6,738,494    41,625,785     12,348,527
                                                                       -----------  ------------  ------------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (5,664,334)  (23,006,772)  (92,720,310)   (15,836,124)
                                                                       -----------  ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,643,355)  (16,268,278)  (51,094,525)    (3,487,597)
                                                                       -----------  ------------  ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(3,114,648) $(17,146,583) $(50,835,025)  $ (3,151,410)
                                                                       ===========  ============  ============   ============

                                                                        EQ/CALVERT   EQ/CAPITAL
                                                                         SOCIALLY     GUARDIAN
                                                                       RESPONSIBLE*  RESEARCH*
                                                                       ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   453,961  $ 1,167,063
  Expenses:
   Asset-based charges................................................     572,002    2,641,100
   Less: Reduction for expense limitation.............................          --           --
                                                                       -----------  -----------
   Net Expenses.......................................................     572,002    2,641,100
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................    (118,041)  (1,474,037)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   4,652,010   12,347,754
   Net realized gain distribution from the Portfolios.................   4,691,856           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................   9,343,866   12,347,754
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (9,588,431)  (9,351,491)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (244,565)   2,996,263
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (362,606) $ 1,522,226
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                   EQ/EMERGING
                                                                         EQ/COMMON      EQ/CORE      MARKETS     EQ/EQUITY
                                                                        STOCK INDEX*  BOND INDEX*  EQUITY PLUS*  500 INDEX*
                                                                       -------------  -----------  ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  31,207,112  $ 1,675,868   $  27,605   $ 19,188,774
  Expenses:
   Asset-based charges................................................    32,917,570    1,397,165      47,603     15,169,282
   Less: Reduction for expense limitation.............................    (6,183,697)          --          --             --
                                                                       -------------  -----------   ---------   ------------
   Net Expenses.......................................................    26,733,873    1,397,165      47,603     15,169,282
                                                                       -------------  -----------   ---------   ------------

NET INVESTMENT INCOME (LOSS)..........................................     4,473,239      278,703     (19,998)     4,019,492
                                                                       -------------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    85,439,268      705,091    (126,246)    66,265,343
   Net realized gain distribution from the Portfolios.................            --           --          --     21,266,543
                                                                       -------------  -----------   ---------   ------------
  Net realized gain (loss) on investments.............................    85,439,268      705,091    (126,246)    87,531,886
                                                                       -------------  -----------   ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (115,492,007)  (1,890,312)   (714,681)   (96,695,840)
                                                                       -------------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (30,052,739)  (1,185,221)   (840,927)    (9,163,954)
                                                                       -------------  -----------   ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (25,579,500) $  (906,518)  $(860,925)  $ (5,144,462)
                                                                       =============  ===========   =========   ============

                                                                         EQ/GAMCO      EQ/GAMCO
                                                                        MERGERS AND  SMALL COMPANY
                                                                       ACQUISITIONS*    VALUE*
                                                                       ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $      --   $   3,849,265
  Expenses:
   Asset-based charges................................................     243,119       9,092,779
   Less: Reduction for expense limitation.............................          --              --
                                                                         ---------   -------------
   Net Expenses.......................................................     243,119       9,092,779
                                                                         ---------   -------------

NET INVESTMENT INCOME (LOSS)..........................................    (243,119)     (5,243,514)
                                                                         ---------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     116,149      30,250,289
   Net realized gain distribution from the Portfolios.................     848,073      37,247,592
                                                                         ---------   -------------
  Net realized gain (loss) on investments.............................     964,222      67,497,881
                                                                         ---------   -------------

  Net change in unrealized appreciation (depreciation) of investments.    (463,134)   (112,808,601)
                                                                         ---------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     501,088     (45,310,720)
                                                                         ---------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ 257,969   $ (50,554,234)
                                                                         =========   =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                      EQ/
                                                                                                  INTERMEDIATE      EQ/
                                                                        EQ/GLOBAL   EQ/HIGH YIELD  GOVERNMENT  INTERNATIONAL
                                                                        BOND PLUS*      BOND*        BOND*     EQUITY INDEX*
                                                                       -----------  ------------- ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    28,863    $ 323,618    $ 372,479   $  9,106,259
  Expenses:
   Asset-based charges................................................     811,420       56,495      816,879      5,152,785
   Less: Reduction for expense limitation.............................          --           --       (4,898)            --
                                                                       -----------    ---------    ---------   ------------
   Net Expenses.......................................................     811,420       56,495      811,981      5,152,785
                                                                       -----------    ---------    ---------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (782,557)     267,123     (439,502)     3,953,474
                                                                       -----------    ---------    ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (2,229,923)     (56,902)     352,926       (740,269)
   Net realized gain distribution from the Portfolios.................      82,366           --       69,835             --
                                                                       -----------    ---------    ---------   ------------
  Net realized gain (loss) on investments.............................  (2,147,557)     (56,902)     422,761       (740,269)
                                                                       -----------    ---------    ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.    (389,243)    (487,333)    (494,052)   (15,496,968)
                                                                       -----------    ---------    ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,536,800)    (544,235)     (71,291)   (16,237,237)
                                                                       -----------    ---------    ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(3,319,357)   $(277,112)   $(510,793)  $(12,283,763)
                                                                       ===========    =========    =========   ============

                                                                                      EQ/JPMORGAN
                                                                        EQ/INVESCO       VALUE
                                                                        COMSTOCK*    OPPORTUNITIES*
                                                                       ------------  --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  2,528,524   $   489,098
  Expenses:
   Asset-based charges................................................    1,522,380       892,200
   Less: Reduction for expense limitation.............................           --            --
                                                                       ------------   -----------
   Net Expenses.......................................................    1,522,380       892,200
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................    1,006,144      (403,102)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    5,472,205     6,266,035
   Net realized gain distribution from the Portfolios.................           --            --
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................    5,472,205     6,266,035
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  (15,426,357)   (8,340,830)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (9,954,152)   (2,074,795)
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (8,948,008)  $(2,477,897)
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                       EQ/LARGE       EQ/MFS
                                                                       EQ/LARGE CAP    CAP VALUE   INTERNATIONAL  EQ/MID CAP
                                                                       GROWTH INDEX*    INDEX*        GROWTH*       INDEX*
                                                                       ------------- ------------  ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  1,737,305  $  1,263,351   $   597,294  $  4,120,274
  Expenses:
   Asset-based charges................................................    2,528,177       820,809     1,241,069     6,025,201
                                                                       ------------  ------------   -----------  ------------
   Net Expenses.......................................................    2,528,177       820,809     1,241,069     6,025,201
                                                                       ------------  ------------   -----------  ------------

NET INVESTMENT INCOME (LOSS)..........................................     (790,872)      442,542      (643,775)   (1,904,927)
                                                                       ------------  ------------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   15,325,187     5,031,768     1,647,054    35,250,818
   Net realized gain distribution from the Portfolios.................   17,674,185     1,580,170     1,493,111            --
                                                                       ------------  ------------   -----------  ------------
  Net realized gain (loss) on investments.............................   32,999,372     6,611,938     3,140,165    35,250,818
                                                                       ------------  ------------   -----------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (25,537,911)  (10,773,126)   (3,691,922)  (52,701,957)
                                                                       ------------  ------------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    7,461,461    (4,161,188)     (551,757)  (17,451,139)
                                                                       ------------  ------------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  6,670,589  $ (3,718,646)  $(1,195,532) $(19,356,066)
                                                                       ============  ============   ===========  ============

                                                                                     EQ/MORGAN
                                                                        EQ/MONEY  STANLEY MID CAP
                                                                        MARKET*       GROWTH*
                                                                       ---------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $      --   $         --
  Expenses:
   Asset-based charges................................................   868,712      3,572,673
                                                                       ---------   ------------
   Net Expenses.......................................................   868,712      3,572,673
                                                                       ---------   ------------

NET INVESTMENT INCOME (LOSS)..........................................  (868,712)    (3,572,673)
                                                                       ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (2,939)     3,653,973
   Net realized gain distribution from the Portfolios.................       366      7,053,628
                                                                       ---------   ------------
  Net realized gain (loss) on investments.............................    (2,573)    10,707,601
                                                                       ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.     1,702    (25,966,899)
                                                                       ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (871)   (15,259,298)
                                                                       ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(869,583)  $(18,831,971)
                                                                       =========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                        EQ/PIMCO    EQ/PIMCO
                                                                       EQ/OPPENHEIMER    GLOBAL       ULTRA      EQ/QUALITY
                                                                          GLOBAL*     REAL RETURN* SHORT BOND*   BOND PLUS*
                                                                       -------------- ------------ -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   323,315    $ 215,618   $   433,168  $ 1,015,589
  Expenses:
   Asset-based charges................................................    1,471,535      169,099     1,162,046    1,235,476
                                                                        -----------    ---------   -----------  -----------
   Net Expenses.......................................................    1,471,535      169,099     1,162,046    1,235,476
                                                                        -----------    ---------   -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................   (1,148,220)      46,519      (728,878)    (219,887)
                                                                        -----------    ---------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    5,905,110     (128,976)     (265,829)  (1,164,272)
   Net realized gain distribution from the Portfolios.................           --       92,875            --           --
                                                                        -----------    ---------   -----------  -----------
  Net realized gain (loss) on investments.............................    5,905,110      (36,101)     (265,829)  (1,164,272)
                                                                        -----------    ---------   -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (3,494,544)    (631,101)     (425,701)     423,993
                                                                        -----------    ---------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    2,410,566     (667,202)     (691,530)    (740,279)
                                                                        -----------    ---------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 1,262,346    $(620,683)  $(1,420,408) $  (960,166)
                                                                        ===========    =========   ===========  ===========

                                                                         EQ/SMALL     EQ/T. ROWE
                                                                         COMPANY         PRICE
                                                                          INDEX*     GROWTH STOCK*
                                                                       ------------  -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  2,277,052   $        --
  Expenses:
   Asset-based charges................................................    3,118,202     4,725,540
                                                                       ------------   -----------
   Net Expenses.......................................................    3,118,202     4,725,540
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................     (841,150)   (4,725,540)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    8,987,073    25,341,736
   Net realized gain distribution from the Portfolios.................   19,822,124    14,684,696
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................   28,809,197    40,026,432
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  (42,226,883)   (4,870,953)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (13,417,686)   35,155,479
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(14,258,836)  $30,429,939
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                          EQ/UBS                   FIDELITY(R) VIP
                                                                         GROWTH &   EQ/WELLS FARGO  CONTRAFUND(R)
                                                                         INCOME*    OMEGA GROWTH*     PORTFOLIO
                                                                       -----------  -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   203,932   $         --   $  2,545,077
  Expenses:
   Asset-based charges................................................     442,445      2,404,643      3,742,924
                                                                       -----------   ------------   ------------
   Net Expenses.......................................................     442,445      2,404,643      3,742,924
                                                                       -----------   ------------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (238,513)    (2,404,643)    (1,197,847)
                                                                       -----------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   4,235,704      1,683,368     12,370,485
   Net realized gain distribution from the Portfolios.................   4,501,878     12,669,725     25,581,275
                                                                       -----------   ------------   ------------
  Net realized gain (loss) on investments.............................   8,737,582     14,353,093     37,951,760
                                                                       -----------   ------------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (9,518,935)   (11,715,268)   (39,725,673)
                                                                       -----------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (781,353)     2,637,825     (1,773,913)
                                                                       -----------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,019,866)  $    233,182   $ (2,971,760)
                                                                       ===========   ============   ============

                                                                       FIDELITY(R) VIP FIDELITY(R) VIP GOLDMAN SACHS
                                                                        EQUITY-INCOME      MID CAP      VIT MID CAP
                                                                          PORTFOLIO       PORTFOLIO     VALUE FUND
                                                                       --------------- --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $   235,593     $    76,565    $    53,954
  Expenses:
   Asset-based charges................................................        82,364         322,524        553,717
                                                                         -----------     -----------    -----------
   Net Expenses.......................................................        82,364         322,524        553,717
                                                                         -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................       153,229        (245,959)      (499,763)
                                                                         -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        56,995         282,819        (21,207)
   Net realized gain distribution from the Portfolios.................       614,624       2,863,350      3,444,780
                                                                         -----------     -----------    -----------
  Net realized gain (loss) on investments.............................       671,619       3,146,169      3,423,573
                                                                         -----------     -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.    (1,243,571)     (3,847,222)    (8,024,624)
                                                                         -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (571,952)       (701,053)    (4,601,051)
                                                                         -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $  (418,723)    $  (947,012)   $(5,100,814)
                                                                         ===========     ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                                                        DIVERSIFIED  GLOBAL REAL   HIGH YIELD  INTERNATIONAL
                                                                       DIVIDEND FUND ESTATE FUND      FUND      GROWTH FUND
                                                                       ------------- ------------ ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 158,302   $ 2,385,193  $ 1,520,017   $   684,383
  Expenses:
   Asset-based charges................................................      99,838       861,361      336,326       619,892
                                                                         ---------   -----------  -----------   -----------
   Net Expenses.......................................................      99,838       861,361      336,326       619,892
                                                                         ---------   -----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)..........................................      58,464     1,523,832    1,183,691        64,491
                                                                         ---------   -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     263,278     1,497,503     (172,560)    1,530,461
   Net realized gain distribution from the Portfolios.................          --            --           --            --
                                                                         ---------   -----------  -----------   -----------
  Net realized gain (loss) on investments.............................     263,278     1,497,503     (172,560)    1,530,461
                                                                         ---------   -----------  -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.    (317,793)   (5,461,569)  (2,442,785)   (3,849,938)
                                                                         ---------   -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (54,515)   (3,964,066)  (2,615,345)   (2,319,477)
                                                                         ---------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $   3,949   $(2,440,234) $(1,431,654)  $(2,254,986)
                                                                         =========   ===========  ===========   ===========

                                                                       INVESCO V.I. INVESCO V.I.
                                                                       MID CAP CORE  SMALL CAP
                                                                       EQUITY FUND  EQUITY FUND
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    15,731  $        --
  Expenses:
   Asset-based charges................................................     188,163      108,585
                                                                       -----------  -----------
   Net Expenses.......................................................     188,163      108,585
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................    (172,432)    (108,585)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     349,762      258,830
   Net realized gain distribution from the Portfolios.................   1,435,163    1,844,839
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................   1,784,925    2,103,669
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,446,859)  (2,652,694)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (661,934)    (549,025)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (834,366) $  (657,610)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                                       IVY FUNDS     IVY FUNDS    IVY FUNDS
                                                                        IVY FUNDS      VIP HIGH     VIP MID CAP   VIP SMALL
                                                                        VIP ENERGY      INCOME        GROWTH      CAP GROWTH
                                                                       ------------  ------------  ------------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $     24,930  $ 10,470,499  $         --  $        --
  Expenses:
   Asset-based charges................................................      541,887     2,120,857     1,096,652      205,401
                                                                       ------------  ------------  ------------  -----------
   Net Expenses.......................................................      541,887     2,120,857     1,096,652      205,401
                                                                       ------------  ------------  ------------  -----------

NET INVESTMENT INCOME (LOSS)..........................................     (516,957)    8,349,642    (1,096,652)    (205,401)
                                                                       ------------  ------------  ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (2,751,742)     (654,762)    2,381,728     (548,528)
   Net realized gain distribution from the Portfolios.................      225,754     1,777,757     6,934,228    2,073,557
                                                                       ------------  ------------  ------------  -----------
  Net realized gain (loss) on investments.............................   (2,525,988)    1,122,995     9,315,956    1,525,029
                                                                       ------------  ------------  ------------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (8,233,216)  (23,098,017)  (14,731,440)  (2,184,198)
                                                                       ------------  ------------  ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (10,759,204)  (21,975,022)   (5,415,484)    (659,169)
                                                                       ------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(11,276,161) $(13,625,380) $ (6,512,136) $  (864,570)
                                                                       ============  ============  ============  ===========

                                                                           LAZARD
                                                                         RETIREMENT
                                                                          EMERGING        MFS(R)
                                                                       MARKETS EQUITY  INTERNATIONAL
                                                                         PORTFOLIO    VALUE PORTFOLIO
                                                                       -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  1,647,756    $ 3,732,731
  Expenses:
   Asset-based charges................................................     1,689,626      2,551,236
                                                                        ------------    -----------
   Net Expenses.......................................................     1,689,626      2,551,236
                                                                        ------------    -----------

NET INVESTMENT INCOME (LOSS)..........................................       (41,870)     1,181,495
                                                                        ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (2,674,952)     8,756,128
   Net realized gain distribution from the Portfolios.................       374,724      2,135,922
                                                                        ------------    -----------
  Net realized gain (loss) on investments.............................    (2,300,228)    10,892,050
                                                                        ------------    -----------

  Net change in unrealized appreciation (depreciation) of investments.   (29,324,061)    (4,081,984)
                                                                        ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (31,624,289)     6,810,066
                                                                        ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(31,666,159)   $ 7,991,561
                                                                        ============    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                       MFS(R)
                                                                                    MASSACHUSETTS
                                                                          MFS(R)      INVESTORS     MFS(R)       MFS(R)
                                                                        INVESTORS   GROWTH STOCK  TECHNOLOGY    UTILITIES
                                                                       TRUST SERIES PORTFOLIO(A)  PORTFOLIO      SERIES
                                                                       ------------ ------------- ----------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    82,269   $    50,514  $       --  $  3,942,889
  Expenses:
   Asset-based charges................................................     149,446       102,231     580,191     1,229,305
   Less: Reduction for expense limitation.............................          --            --          --            --
                                                                       -----------   -----------  ----------  ------------
   Net Expenses.......................................................     149,446       102,231     580,191     1,229,305
                                                                       -----------   -----------  ----------  ------------

NET INVESTMENT INCOME (LOSS)..........................................     (67,177)      (51,717)   (580,191)    2,713,584
                                                                       -----------   -----------  ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     669,795       278,559   3,691,604     2,056,384
   Net realized gain distribution from the Portfolios.................   1,293,401       637,874   1,486,648     6,920,207
                                                                       -----------   -----------  ----------  ------------
  Net realized gain (loss) on investments.............................   1,963,196       916,433   5,178,252     8,976,591
                                                                       -----------   -----------  ----------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (2,040,908)   (1,155,150)   (610,593)  (27,913,715)
                                                                       -----------   -----------  ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (77,712)     (238,717)  4,567,659   (18,937,124)
                                                                       -----------   -----------  ----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (144,889)  $  (290,434) $3,987,468  $(16,223,540)
                                                                       ===========   ===========  ==========  ============


                                                                       MULTIMANAGER
                                                                        AGGRESSIVE  MULTIMANAGER
                                                                         EQUITY*     CORE BOND*
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   984,317  $ 2,411,707
  Expenses:
   Asset-based charges................................................   8,369,500    1,548,377
   Less: Reduction for expense limitation.............................  (2,777,308)          --
                                                                       -----------  -----------
   Net Expenses.......................................................   5,592,192    1,548,377
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................  (4,607,875)     863,330
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  27,399,779   (1,945,759)
   Net realized gain distribution from the Portfolios.................          --           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................  27,399,779   (1,945,759)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (3,090,422)    (232,836)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  24,309,357   (2,178,595)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $19,701,482  $(1,315,265)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on March 27, 2015.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       MULTIMANAGER  MULTIMANAGER               OPPENHEIMER
                                                                         MID CAP       MID CAP    MULTIMANAGER  MAIN STREET
                                                                         GROWTH*        VALUE*    TECHNOLOGY*   FUND(R)/VA
                                                                       ------------  ------------ ------------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $         --  $   402,148  $         --   $  15,945
  Expenses:
   Asset-based charges................................................    1,021,770      770,994     1,918,749      25,129
                                                                       ------------  -----------  ------------   ---------
   Net Expenses.......................................................    1,021,770      770,994     1,918,749      25,129
                                                                       ------------  -----------  ------------   ---------

NET INVESTMENT INCOME (LOSS)..........................................   (1,021,770)    (368,846)   (1,918,749)     (9,184)
                                                                       ------------  -----------  ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    2,693,193    4,349,016    12,911,787      70,236
   Net realized gain distribution from the Portfolios.................    6,815,513           --    10,758,589     373,003
                                                                       ------------  -----------  ------------   ---------
  Net realized gain (loss) on investments.............................    9,508,706    4,349,016    23,670,376     443,239
                                                                       ------------  -----------  ------------   ---------

  Net change in unrealized appreciation (depreciation) of investments.  (10,536,292)  (7,860,004)  (14,489,931)   (388,538)
                                                                       ------------  -----------  ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (1,027,586)  (3,510,988)    9,180,445      54,701
                                                                       ------------  -----------  ------------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (2,049,356) $(3,879,834) $  7,261,696   $  45,517
                                                                       ============  ===========  ============   =========

                                                                               PIMCO
                                                                       COMMODITYREALRETURN(R) TARGET 2015
                                                                         STRATEGY PORTFOLIO   ALLOCATION*
                                                                       ---------------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................      $   232,270        $ 279,937
  Expenses:
   Asset-based charges................................................           66,817          305,163
                                                                            -----------        ---------
   Net Expenses.......................................................           66,817          305,163
                                                                            -----------        ---------

NET INVESTMENT INCOME (LOSS)..........................................          165,453          (25,226)
                                                                            -----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................         (733,882)         (17,414)
   Net realized gain distribution from the Portfolios.................               --          291,569
                                                                            -----------        ---------
  Net realized gain (loss) on investments.............................         (733,882)         274,155
                                                                            -----------        ---------

  Net change in unrealized appreciation (depreciation) of investments.       (1,141,016)        (993,286)
                                                                            -----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (1,874,898)        (719,131)
                                                                            -----------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $(1,709,445)       $(744,357)
                                                                            ===========        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                       TARGET 2025  TARGET 2035  TARGET 2045   TARGET 2055
                                                                       ALLOCATION*  ALLOCATION*  ALLOCATION*  ALLOCATION*(B)
                                                                       -----------  -----------  -----------  --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   689,479  $   666,204  $   567,817     $  7,385
  Expenses:
   Asset-based charges................................................     674,708      633,852      517,049        1,560
                                                                       -----------  -----------  -----------     --------
   Net Expenses.......................................................     674,708      633,852      517,049        1,560
                                                                       -----------  -----------  -----------     --------

NET INVESTMENT INCOME (LOSS)..........................................      14,771       32,352       50,768        5,825
                                                                       -----------  -----------  -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     791,938      940,952      641,641         (690)
   Net realized gain distribution from the Portfolios.................     721,427      772,153      696,096          520
                                                                       -----------  -----------  -----------     --------
  Net realized gain (loss) on investments.............................   1,513,365    1,713,105    1,337,737         (170)
                                                                       -----------  -----------  -----------     --------

  Net change in unrealized appreciation (depreciation) of investments.  (3,332,037)  (3,456,752)  (2,945,712)     (19,362)
                                                                       -----------  -----------  -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,818,672)  (1,743,647)  (1,607,975)     (19,532)
                                                                       -----------  -----------  -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,803,901) $(1,711,295) $(1,557,207)    $(13,707)
                                                                       ===========  ===========  ===========     ========

                                                                        TEMPLETON   VAN ECK VIP
                                                                       GLOBAL BOND  GLOBAL HARD
                                                                        VIP FUND    ASSETS FUND
                                                                       -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 3,402,213  $     5,386
  Expenses:
   Asset-based charges................................................     519,666      231,031
                                                                       -----------  -----------
   Net Expenses.......................................................     519,666      231,031
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................   2,882,547     (225,645)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (712,986)  (1,223,149)
   Net realized gain distribution from the Portfolios.................     220,971           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................    (492,015)  (1,223,149)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (4,904,619)  (5,869,339)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (5,396,634)  (7,092,488)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,514,087) $(7,318,133)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                          ALL ASSET                ALL ASSET           ALL ASSET MODERATE
                                                     AGGRESSIVE-ALT 25*         GROWTH-ALT 20*           GROWTH-ALT 15*
                                                   ----------------------  ------------------------  ----------------------
                                                      2015        2014         2015         2014        2015        2014
                                                   ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (22,322) $   31,181  $  (232,822) $   124,090  $  (13,005) $   28,411
 Net realized gain (loss) on investments..........     70,037      79,934    2,409,286    1,816,751      35,162      40,320
 Net change in unrealized appreciation
   (depreciation) of investments..................   (531,819)   (110,353)  (5,040,309)  (1,400,170)   (306,085)    (68,646)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   (484,104)        762   (2,863,845)     540,671    (283,928)         85
                                                   ----------  ----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  2,491,151   2,457,530    8,787,300    9,103,410   2,081,982   1,300,044
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  1,165,901   1,670,726   (3,949,026)    (642,926)    937,936   1,594,484
 Redemptions for contract benefits and
   terminations...................................   (208,094)   (199,397)  (4,265,364)  (3,881,854)   (411,467)    (78,951)
 Contract maintenance charges.....................    (13,765)     (5,701)     (60,485)     (57,186)     (6,898)     (1,628)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  3,435,193   3,923,158      512,425    4,521,444   2,601,553   2,813,949
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................      1,800         (35)          --           --          12          --
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  2,952,889   3,923,885   (2,351,420)   5,062,115   2,317,637   2,814,034
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  5,080,978   1,157,093   55,179,446   50,117,331   3,193,933     379,899
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $8,033,867  $5,080,978  $52,828,026  $55,179,446  $5,511,570  $3,193,933
                                                   ==========  ==========  ===========  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         54          47           78           85          35          31
 Redeemed.........................................        (22)        (12)         (74)         (54)        (11)         (4)
                                                   ----------  ----------  -----------  -----------  ----------  ----------
 Net Increase (Decrease)..........................         32          35            4           31          24          27
                                                   ==========  ==========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                  AMERICAN FUNDS
                                                      AMERICAN CENTURY VP       INSURANCE SERIES(R)        AXA 400 MANAGED
                                                      MID CAP VALUE FUND           BOND FUND/SM/             VOLATILITY*
                                                   ------------------------  ------------------------  -----------------------
                                                       2015         2014         2015         2014         2015        2014
                                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    65,341  $   (18,883) $   142,035  $   153,849  $   (49,574) $  (51,171)
 Net realized gain (loss) on investments..........   1,562,335    1,001,293      334,890       39,169      743,294     761,384
 Net change in unrealized appreciation
   (depreciation) of investments..................  (2,283,043)     698,764     (839,154)     (42,812)  (1,032,876)   (239,536)
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (655,367)   1,681,174     (362,229)     150,206     (339,156)    470,677
                                                   -----------  -----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,150,808    4,271,551    6,586,292    3,443,700    1,064,750     996,308
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   2,476,303      866,780    7,142,543    8,282,407      261,222    (195,661)
 Redemptions for contract benefits and
   terminations...................................    (696,639)    (221,998)  (1,937,918)    (237,409)    (653,570)   (328,178)
 Contract maintenance charges.....................     (24,371)     (16,022)     (10,723)      (2,464)      (6,046)     (5,298)
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   9,906,101    4,900,311   11,780,194   11,486,234      666,356     467,171
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................         538          151          961          122           --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   9,251,272    6,581,636   11,418,926   11,636,562      327,200     937,848
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  15,575,291    8,993,655   13,071,407    1,434,845    7,055,441   6,117,593
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $24,826,563  $15,575,291  $24,490,333  $13,071,407  $ 7,382,641  $7,055,441
                                                   ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          --           --           --           --           15          13
 Redeemed.........................................          --           --           --           --          (11)        (12)
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --           --           --            4           1
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY CLASS II
 Issued...........................................          71           36           --           --           --          --
 Redeemed.........................................         (15)          (6)          --           --           --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          56           30           --           --           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY CLASS 4
 Issued...........................................          --           --          174          136           --          --
 Redeemed.........................................          --           --          (57)         (20)          --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --          117          116           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                        AXA 500 MANAGED         AXA 2000 MANAGED           AXA AGGRESSIVE
                                                          VOLATILITY*              VOLATILITY*               ALLOCATION*
                                                   ------------------------  ----------------------  --------------------------
                                                       2015         2014        2015        2014         2015          2014
                                                   -----------  -----------  ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (38,973) $   (58,295) $  (34,426) $  (40,430) $ (1,648,653) $  1,999,602
 Net realized gain (loss) on investments..........     820,060      978,106     254,147     323,371    47,841,909    66,576,169
 Net change in unrealized appreciation
   (depreciation) of investments..................    (894,623)     215,316    (494,315)   (194,647)  (63,571,860)  (49,726,737)
                                                   -----------  -----------  ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................    (113,536)   1,135,127    (274,594)     88,294   (17,378,604)   18,849,034
                                                   -----------  -----------  ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   2,070,038    1,719,383     647,526     486,235    67,857,691    68,189,303
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     988,791    2,093,351     274,990     (81,630)  (23,220,035)  (18,179,612)
 Redemptions for contract benefits and
   terminations...................................  (1,145,021)  (1,039,729)   (443,907)   (258,693)  (33,860,329)  (32,887,256)
 Contract maintenance charges.....................     (11,885)      (9,716)     (2,861)     (2,550)     (933,840)     (918,048)
                                                   -----------  -----------  ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   1,901,923    2,763,289     475,748     143,362     9,843,487    16,204,387
                                                   -----------  -----------  ----------  ----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................         114          702          --          --            --            --
                                                   -----------  -----------  ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   1,788,501    3,899,118     201,154     231,656    (7,535,117)   35,053,421
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  12,843,248    8,944,130   3,815,127   3,583,471   574,941,101   539,887,680
                                                   -----------  -----------  ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............... $14,631,749  $12,843,248  $4,016,281  $3,815,127  $567,405,984  $574,941,101
                                                   ===========  ===========  ==========  ==========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          42           57          13          16           472           483
 Redeemed.........................................         (31)         (39)        (10)        (15)         (419)         (390)
                                                   -----------  -----------  ----------  ----------  ------------  ------------
 Net Increase (Decrease)..........................          11           18           3           1            53            93
                                                   ===========  ===========  ==========  ==========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                     AXA BALANCED             AXA CONSERVATIVE        AXA CONSERVATIVE GROWTH
                                                      STRATEGY*                  ALLOCATION*                 STRATEGY*
                                              -------------------------  --------------------------  ------------------------
                                                  2015          2014         2015          2014          2015         2014
                                              ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $   (277,338) $  (103,594) $   (493,349) $   (455,054) $   (53,792) $   (32,405)
 Net realized gain (loss) on investments.....    1,992,062    3,111,741     1,963,530     3,674,886      376,823      544,245
 Net change in unrealized appreciation
   (depreciation) of investments.............   (3,891,385)    (237,238)   (3,127,629)   (1,575,945)    (703,988)     (78,948)
                                              ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations.................   (2,176,661)   2,770,909    (1,657,448)    1,643,887     (380,957)     432,892
                                              ------------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......   17,566,539   17,062,710    12,537,302    13,643,650    4,946,715    4,463,741
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................    1,786,811    2,805,739    (4,135,785)   (3,982,088)     624,493      697,021
 Redemptions for contract benefits and
   terminations..............................   (5,563,145)  (5,044,261)  (13,968,148)  (13,083,978)  (1,944,142)  (1,388,440)
 Contract maintenance charges................     (949,364)    (807,201)     (195,593)     (195,252)    (115,215)    (110,113)
                                              ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowner transactions.   12,840,841   14,016,987    (5,762,224)   (3,617,668)   3,511,851    3,662,209
                                              ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA in Separate Account A..............           --           45            --            --          500           --
                                              ------------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS........   10,664,180   16,787,941    (7,419,672)   (1,973,781)   3,131,394    4,095,101
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....   98,367,695   81,579,754   121,035,663   123,009,444   18,927,880   14,832,779
                                              ------------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.......... $109,031,875  $98,367,695  $113,615,991  $121,035,663  $22,059,274  $18,927,880
                                              ============  ===========  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Redeemed....................................           (1)          --            --            --           --           --
                                              ------------  -----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease).....................           (1)          --            --            --           --           --
                                              ============  ===========  ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
 Issued......................................          171          178           178           167           64           57
 Redeemed....................................          (74)         (71)         (220)         (201)         (34)         (24)
                                              ------------  -----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease).....................           97          107           (42)          (34)          30           33
                                              ============  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                  AXA CONSERVATIVE        AXA CONSERVATIVE-PLUS         AXA GLOBAL EQUITY
                                                     STRATEGY*                 ALLOCATION*             MANAGED VOLATILITY*
                                              -----------------------  --------------------------  --------------------------
                                                 2015         2014         2015          2014          2015          2014
                                              ----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $  (30,041) $   (34,724) $   (826,297) $   (461,877) $ (1,586,162) $ (1,410,906)
 Net realized gain (loss) on investments.....     66,951      128,678     8,491,114    10,769,773    15,160,473    18,036,789
 Net change in unrealized appreciation
   (depreciation) of investments.............   (150,391)      (1,722)  (11,544,874)   (6,471,837)  (24,327,235)  (14,674,262)
                                              ----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations.................   (113,481)      92,232    (3,880,057)    3,836,059   (10,752,924)    1,951,621
                                              ----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......  1,647,301    1,098,829    29,963,982    28,611,391    24,305,138    27,331,211
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................    649,258       (5,181)   (9,031,071)   (6,547,406)  (18,318,499)  (21,165,510)
 Redemptions for contract benefits and
   terminations..............................   (941,534)  (1,006,058)  (22,559,492)  (20,560,140)  (29,477,398)  (34,527,759)
 Contract maintenance charges................    (46,296)     (41,793)     (394,974)     (394,800)     (256,514)     (283,949)
                                              ----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowner transactions.  1,308,729       45,797    (2,021,555)    1,109,045   (23,747,273)  (28,646,007)
                                              ----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA in Separate Account A..............         67           --            --            --            --        30,000
                                              ----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS........  1,195,315      138,029    (5,901,612)    4,945,104   (34,500,197)  (26,664,386)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....  6,971,116    6,833,087   208,436,491   203,491,387   398,508,082   425,172,468
                                              ----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD.......... $8,166,431  $ 6,971,116  $202,534,879  $208,436,491  $364,007,885  $398,508,082
                                              ==========  ===========  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued......................................         31           23           249           266           125           148
 Redeemed....................................        (18)         (22)         (263)         (258)         (237)         (279)
                                              ----------  -----------  ------------  ------------  ------------  ------------
 Net Increase (Decrease).....................         13            1           (14)            8          (112)         (131)
                                              ==========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                AXA INTERNATIONAL         AXA INTERNATIONAL
                                                                                  CORE MANAGED                 MANAGED
                                                    AXA GROWTH STRATEGY*         VOLATILITY*(A)              VOLATILITY*
                                                   ----------------------  --------------------------  ----------------------
                                                      2015        2014         2015          2014         2015        2014
                                                   ----------  ----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $     (176) $    2,538  $ (2,123,359) $    325,267  $  (98,152) $  (27,198)
 Net realized gain (loss) on investments..........     25,515      39,141     2,508,135     3,885,269     390,359     377,021
 Net change in unrealized appreciation
   (depreciation) of investments..................    (51,332)     14,581    (9,532,077)  (20,662,008)   (649,052)   (930,585)
                                                   ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (25,993)     56,260    (9,147,301)  (16,451,472)   (356,845)   (580,762)
                                                   ----------  ----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     27,000          --    13,789,615    14,436,337   1,369,391   1,356,122
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....         --          --    (6,752,215)   50,792,287     801,407     111,217
 Redemptions for contract benefits and
   terminations...................................    (31,504)    (21,641)  (14,345,963)  (13,420,667)   (529,568)   (406,637)
 Contract maintenance charges.....................         (3)         --      (120,300)     (119,653)     (6,949)     (6,373)
                                                   ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................     (4,507)    (21,641)   (7,428,863)   51,688,304   1,634,281   1,054,329
                                                   ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................        (14)         --           (81)           --          --          --
                                                   ----------  ----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (30,514)     34,619   (16,576,245)   35,236,832   1,277,436     473,567
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  1,322,648   1,288,029   175,805,431   140,568,599   7,169,756   6,696,189
                                                   ----------  ----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $1,292,134  $1,322,648  $159,229,186  $175,805,431  $8,447,192  $7,169,756
                                                   ==========  ==========  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         --          --           158           568          26          21
 Redeemed.........................................         --          --          (216)         (201)        (11)        (13)
                                                   ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)..........................         --          --           (58)          367          15           8
                                                   ==========  ==========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                AXA INTERNATIONAL VALUE      AXA LARGE CAP CORE        AXA LARGE CAP GROWTH
                                                  MANAGED VOLATILITY*      MANAGED VOLATILITY*(C)     MANAGED VOLATILITY*(D)
                                              --------------------------  ------------------------  --------------------------
                                                  2015          2014          2015         2014         2015          2014
                                              ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $ (2,331,324) $    660,458  $  (114,824) $   (24,405) $ (6,884,749) $ (5,107,291)
 Net realized gain (loss) on investments.....    5,274,051    12,902,493    1,929,818    2,305,622    73,870,937    27,093,793
 Net change in unrealized appreciation
   (depreciation) of investments.............  (10,897,653)  (31,816,687)  (2,057,803)      26,608   (48,808,750)   24,087,387
                                              ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations.................   (7,954,926)  (18,253,736)    (242,809)   2,307,825    18,177,438    46,073,889
                                              ------------  ------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......   12,589,321    14,140,868    1,738,667    1,288,374    29,170,580    20,496,200
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................   (6,932,033)   (9,619,940)    (961,017)  14,383,810   (25,368,034)  367,078,405
 Redemptions for contract benefits and
   terminations..............................  (15,456,130)  (19,171,660)  (3,060,724)  (2,421,867)  (46,915,253)  (39,166,613)
 Contract maintenance charges................     (132,571)     (156,186)     (18,418)     (14,570)     (446,116)     (343,641)
                                              ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowner transactions.   (9,931,413)  (14,806,918)  (2,301,492)  13,235,747   (43,558,823)  348,064,351
                                              ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA in Separate Account A..............           --        15,288           --           --            --            --
                                              ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS........  (17,886,339)  (33,045,366)  (2,544,301)  15,543,572   (25,381,385)  394,138,240
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....  198,059,913   231,105,279   32,005,024   16,461,452   677,463,697   283,325,457
                                              ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD.......... $180,173,574  $198,059,913  $29,460,723  $32,005,024  $652,082,312  $677,463,697
                                              ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued......................................          131           128           24          130           172         1,945
 Redeemed....................................         (204)         (232)         (40)         (31)         (359)         (314)
                                              ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease).....................          (73)         (104)         (16)          99          (187)        1,631
                                              ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014
(d)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                   AXA LARGE CAP VALUE           AXA MID CAP VALUE               AXA MODERATE
                                  MANAGED VOLATILITY*(B)        MANAGED VOLATILITY*               ALLOCATION*
                               ---------------------------  --------------------------  ------------------------------
                                    2015          2014          2015          2014           2015            2014
                               -------------  ------------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss). $   2,315,025  $    572,993  $ (2,832,215) $ (3,826,169) $   (2,792,347) $    2,406,143
 Net realized gain (loss) on
   investments................    30,450,271    12,986,322    43,136,121    43,407,714      61,101,192      83,894,659
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (78,936,335)   73,205,168   (63,820,929)    7,372,791     (88,586,489)    (51,420,524)
                               -------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   operations.................   (46,171,039)   86,764,483   (23,517,023)   46,954,336     (30,277,644)     34,880,278
                               -------------  ------------  ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.............    32,528,527    32,841,519    21,889,538    23,186,035     132,657,188     142,246,813
 Transfers between Variable
   Investment Options
   including guaranteed
   interest account, net......   (26,997,322)   25,867,262   (17,662,925)  (20,408,724)    (57,115,033)    (41,060,468)
 Redemptions for contract
   benefits and terminations..   (68,273,876)  (76,726,663)  (38,044,812)  (43,361,631)   (140,945,412)   (149,088,289)
 Contract maintenance charges.      (539,605)     (577,684)     (312,825)     (340,549)     (2,107,058)     (2,116,959)
 Adjustment to net assets
   allocated to contracts in
   payout period..............       674,789        50,658            --            --         641,530         526,011
                               -------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   contractowner transactions.   (62,607,487)  (18,544,908)  (34,131,024)  (40,924,869)    (66,868,785)    (49,492,892)
                               -------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   amount retained by AXA in
   Separate Account A.........      (674,789)    3,179,342            --        10,000         663,257         794,014
                               -------------  ------------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE) IN
 NET ASSETS...................  (109,453,315)   71,398,917   (57,648,047)    6,039,467     (96,483,172)    (13,818,600)
NET ASSETS -- BEGINNING OF
 YEAR OR PERIOD...............   920,723,405   849,324,488   524,841,896   518,802,429   1,710,235,097   1,724,053,697
                               -------------  ------------  ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR
 PERIOD....................... $ 811,270,090  $920,723,405  $467,193,849  $524,841,896  $1,613,751,925  $1,710,235,097
                               =============  ============  ============  ============  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................           244           536            --            --             751             855
 Redeemed.....................          (589)         (689)           --            --          (1,755)         (1,891)
                               -------------  ------------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)......          (345)         (153)           --            --          (1,004)         (1,036)
                               =============  ============  ============  ============  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued.......................            30           137           121           145             512             580
 Redeemed.....................           (93)         (108)         (263)         (323)           (388)           (324)
                               -------------  ------------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)......           (63)           29          (142)         (178)            124             256
                               =============  ============  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                      AXA MODERATE GROWTH           AXA MODERATE-PLUS        AXA SMARTBETA
                                                           STRATEGY*                   ALLOCATION*            EQUITY*(I)
                                                   ------------------------  ------------------------------  -------------
                                                       2015         2014          2015            2014           2015
                                                   -----------  -----------  --------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $     6,309  $    60,274  $   (3,847,951) $      708,477     $   669
 Net realized gain (loss) on investments..........     567,420      817,022      65,281,607      96,435,352         (15)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,357,790)    (131,808)    (88,376,532)    (71,034,677)     (2,015)
                                                   -----------  -----------  --------------  --------------     -------

 Net increase (decrease) in net assets resulting
   from operations................................    (784,061)     745,488     (26,942,876)     26,109,152      (1,361)
                                                   -----------  -----------  --------------  --------------     -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  13,758,522   10,973,339     110,658,451     116,316,556      14,509
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,023,202    2,630,929     (44,903,661)    (37,829,851)     61,085
 Redemptions for contract benefits and
   terminations...................................  (2,236,123)  (1,308,752)    (73,405,692)    (79,504,512)       (276)
 Contract maintenance charges.....................     (83,846)     (47,037)     (1,675,853)     (1,709,051)          3
                                                   -----------  -----------  --------------  --------------     -------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  12,461,755   12,248,479      (9,326,755)     (2,726,858)     75,321
                                                   -----------  -----------  --------------  --------------     -------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --        2,500              --              --          --
                                                   -----------  -----------  --------------  --------------     -------

NET INCREASE (DECREASE) IN NET ASSETS.............  11,677,694   12,996,467     (36,269,631)     23,382,294      73,960
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  25,397,637   12,401,170   1,080,447,844   1,057,065,550          --
                                                   -----------  -----------  --------------  --------------     -------

NET ASSETS -- END OF YEAR OR PERIOD............... $37,075,331  $25,397,637  $1,044,178,213  $1,080,447,844     $73,960
                                                   ===========  ===========  ==============  ==============     =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         141          142             732             811           1
 Redeemed.........................................         (41)         (41)           (798)           (833)         (1)
                                                   -----------  -----------  --------------  --------------     -------
 Net Increase (Decrease)..........................         100          101             (66)            (22)         --
                                                   ===========  ===========  ==============  ==============     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                           AXA/DOUBLELINE
                                                        AXA/AB DYNAMIC            AXA/AB SMALL CAP         OPPORTUNISTIC
                                                       MODERATE GROWTH*                GROWTH*           CORE PLUS BOND*(I)
                                                   ------------------------  --------------------------  ------------------
                                                       2015         2014         2015          2014             2015
                                                   -----------  -----------  ------------  ------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (55,254) $   (11,258) $ (4,550,261) $ (4,609,390)      $  9,104
 Net realized gain (loss) on investments..........     358,783      230,240    48,667,429    57,562,772           (666)
 Net change in unrealized appreciation
   (depreciation) of investments..................    (575,002)      75,480   (58,282,278)  (45,318,671)       (19,081)
                                                   -----------  -----------  ------------  ------------       --------

 Net increase (decrease) in net assets resulting
   from operations................................    (271,473)     294,462   (14,165,110)    7,634,711        (10,643)
                                                   -----------  -----------  ------------  ------------       --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,063,837    2,258,652    17,039,665    16,663,317        324,898
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,223,773    3,928,673   (10,278,314)  (10,678,314)       366,014
 Redemptions for contract benefits and
   terminations...................................  (2,199,951)    (290,909)  (29,387,789)  (31,015,245)        (2,178)
 Contract maintenance charges.....................     (12,760)      (5,921)     (215,449)     (230,822)           (79)
 Adjustment to net assets allocated to contracts
   in payout period...............................          --           --       250,494       154,461             --
                                                   -----------  -----------  ------------  ------------       --------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   3,074,899    5,890,495   (22,591,393)  (25,106,603)       688,655
                                                   -----------  -----------  ------------  ------------       --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          59           --      (250,489)     (154,461)            13
                                                   -----------  -----------  ------------  ------------       --------

NET INCREASE (DECREASE) IN NET ASSETS.............   2,803,485    6,184,957   (37,006,992)  (17,626,353)       678,025
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  11,621,055    5,436,098   370,725,196   388,351,549             --
                                                   -----------  -----------  ------------  ------------       --------

NET ASSETS -- END OF YEAR OR PERIOD............... $14,424,540  $11,621,055  $333,718,204  $370,725,196       $678,025
                                                   ===========  ===========  ============  ============       ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...........................................          --           --            68           106             --
 Redeemed.........................................          --           --          (136)         (183)            --
                                                   -----------  -----------  ------------  ------------       --------
 Net Increase (Decrease)..........................          --           --           (68)          (77)            --
                                                   ===========  ===========  ============  ============       ========

UNIT ACTIVITY CLASS B
 Issued...........................................          50           58            55            52              8
 Redeemed.........................................         (25)          (9)          (53)          (54)            (1)
                                                   -----------  -----------  ------------  ------------       --------
 Net Increase (Decrease)..........................          25           49             2            (2)             7
                                                   ===========  ===========  ============  ============       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                              AXA/FRANKLIN SMALL CAP    AXA/FRANKLIN TEMPLETON
                                                     AXA/FRANKLIN BALANCED         VALUE MANAGED          ALLOCATION MANAGED
                                                      MANAGED VOLATILITY*           VOLATILITY*               VOLATILITY*
                                                   ------------------------  ------------------------  ------------------------
                                                       2015         2014         2015         2014         2015         2014
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   965,712  $   966,300  $  (184,103) $  (236,191) $   (23,602) $   327,155
 Net realized gain (loss) on investments..........   3,707,923    3,802,524    1,265,164    1,600,704    3,781,494    3,891,162
 Net change in unrealized appreciation
   (depreciation) of investments..................  (8,637,323)    (841,981)  (2,444,955)  (1,209,342)  (6,678,966)  (1,525,302)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (3,963,688)   3,926,843   (1,363,894)     155,171   (2,921,074)   2,693,015
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,319,332    6,747,741    1,469,212    1,482,680    7,294,151    6,926,815
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (706,877)   9,420,426   (1,171,446)    (189,672)    (414,645)   3,815,706
 Redemptions for contract benefits and
   terminations...................................  (8,684,795)  (8,816,436)  (1,586,531)  (2,437,778)  (6,701,177)  (5,530,067)
 Contract maintenance charges.....................     (64,860)     (63,507)     (10,921)     (11,809)     (67,829)     (65,810)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  (1,137,200)   7,288,224   (1,299,686)  (1,156,579)     110,500    5,146,644
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --       20,000           --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (5,100,888)  11,235,067   (2,663,580)  (1,001,408)  (2,810,574)   7,839,659
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  92,543,338   81,308,271   18,940,642   19,942,050   72,035,605   64,195,946
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $87,442,450  $92,543,338  $16,277,062  $18,940,642  $69,225,031  $72,035,605
                                                   ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         129          176           17           25          102          144
 Redeemed.........................................        (141)        (118)         (27)         (32)        (102)         (97)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................         (12)          58          (10)          (7)          --           47
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    AXA/MUTUAL LARGE CAP
                                                       AXA/HORIZON         AXA/LOOMIS SAYLES           EQUITY MANAGED
                                                   SMALL CAP VALUE*(I)          GROWTH*                  VOLATILITY*
                                                   ------------------- -------------------------  ------------------------
                                                          2015             2015         2014          2015         2014
                                                   ------------------- -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................       $   166       $  (496,377) $   (499,486) $   143,567  $   139,252
 Net realized gain (loss) on investments..........         2,775           453,035    15,657,431    1,994,854    2,781,019
 Net change in unrealized appreciation
   (depreciation) of investments..................        (6,704)        4,126,754   (12,554,925)  (3,109,126)    (512,133)
                                                         -------       -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................        (3,763)        4,083,412     2,603,020     (970,705)   2,408,138
                                                         -------       -----------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............        17,051         2,325,174     2,044,421    1,433,292    1,737,200
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....        63,286           742,871    (2,849,298)  (1,284,297)  (1,195,398)
 Redemptions for contract benefits and
   terminations...................................          (215)       (3,158,598)   (4,377,311)  (3,022,088)  (3,829,687)
 Contract maintenance charges.....................             1           (23,535)      (23,551)     (32,737)     (33,539)
                                                         -------       -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................        80,123          (114,088)   (5,205,739)  (2,905,830)  (3,321,424)
                                                         -------       -----------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............        76,360         3,969,324    (2,602,719)  (3,876,535)    (913,286)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........            --        42,012,532    44,615,251   29,743,606   30,656,892
                                                         -------       -----------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD...............       $76,360       $45,981,856  $ 42,012,532  $25,867,071  $29,743,606
                                                         =======       ===========  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................             1                38            18           14           19
 Redeemed.........................................            --               (38)          (50)         (36)         (45)
                                                         -------       -----------  ------------  -----------  -----------
 Net Increase (Decrease)..........................             1                --           (32)         (22)         (26)
                                                         =======       ===========  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                     AXA/PACIFIC      AXA/TEMPLETON GLOBAL     CHARTER/SM/
                                                   GLOBAL SMALL CAP      EQUITY MANAGED       INTERNATIONAL
                                                      VALUE*(I)            VOLATILITY*        MODERATE*(I)
                                                   ---------------- ------------------------  -------------
                                                         2015           2015         2014         2015
                                                   ---------------- -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................     $   (169)    $  (594,157) $    57,168     $   225
 Net realized gain (loss) on investments..........        1,654       2,149,212    2,805,570           6
 Net change in unrealized appreciation
   (depreciation) of investments..................      (16,914)     (3,310,914)  (2,948,826)       (972)
                                                       --------     -----------  -----------     -------

 Net increase (decrease) in net assets resulting
   from operations................................      (15,429)     (1,755,859)     (86,088)       (741)
                                                       --------     -----------  -----------     -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............       51,040       4,685,861    5,225,617       4,555
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....       86,057      (1,203,492)   1,057,497      19,198
 Redemptions for contract benefits and
   terminations...................................         (569)     (4,134,932)  (4,958,494)         --
 Contract maintenance charges.....................           (1)        (49,148)     (48,085)         --
                                                       --------     -----------  -----------     -------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................      136,527        (701,711)   1,276,535      23,753
                                                       --------     -----------  -----------     -------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................           --              --       18,000          --
                                                       --------     -----------  -----------     -------

NET INCREASE (DECREASE) IN NET ASSETS.............      121,098      (2,457,570)   1,208,447      23,012
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........           --      46,638,538   45,430,091          --
                                                       --------     -----------  -----------     -------

NET ASSETS -- END OF YEAR OR PERIOD...............     $121,098     $44,180,968  $46,638,538     $23,012
                                                       ========     ===========  ===========     =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................            1              57           83          --
 Redeemed.........................................           --             (63)         (72)         --
                                                       --------     -----------  -----------     -------
 Net Increase (Decrease)..........................            1              (6)          11          --
                                                       ========     ===========  ===========     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                           CHARTER/SM/
                                                          MULTI-SECTOR           CHARTER/SM/          CHARTER/SM/
                                                              BOND*            REAL ASSETS*(I)     SMALL CAP GROWTH*
                                                   --------------------------  --------------- -------------------------
                                                       2015          2014           2015           2015         2014
                                                   ------------  ------------  --------------- -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    250,496  $  1,269,800      $    88     $  (471,293) $   (658,342)
 Net realized gain (loss) on investments..........   (1,913,717)   (2,049,431)          (8)      3,020,979     5,945,722
 Net change in unrealized appreciation
   (depreciation) of investments..................     (117,237)    1,974,792         (504)     (5,664,334)   (7,995,435)
                                                   ------------  ------------      -------     -----------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (1,780,458)    1,195,161         (424)     (3,114,648)   (2,708,055)
                                                   ------------  ------------      -------     -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    6,642,234     6,869,934        8,312       2,291,601     2,798,285
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (4,038,712)   (4,668,198)       4,763      (2,906,946)   (6,613,833)
 Redemptions for contract benefits and
   terminations...................................   (8,781,242)  (10,495,337)          --      (2,939,304)   (4,359,237)
 Contract maintenance charges.....................      (76,209)      (83,226)          (3)        (29,474)      (33,246)
 Adjustment to net assets allocated to contracts
   in payout period...............................       25,629        55,585           --              --            --
                                                   ------------  ------------      -------     -----------  ------------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   (6,228,300)   (8,321,242)      13,072      (3,584,123)   (8,208,031)
                                                   ------------  ------------      -------     -----------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................      (25,629)        9,415           --             (43)      194,996
                                                   ------------  ------------      -------     -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   (8,034,387)   (7,116,666)      12,648      (6,698,814)  (10,721,090)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  100,133,816   107,250,482           --      42,273,698    57,994,788
                                                   ------------  ------------      -------     -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 92,099,429  $100,133,816      $12,648     $40,574,884  $ 47,273,698
                                                   ============  ============      =======     ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...........................................           42            44           --              --            --
 Redeemed.........................................          (74)          (87)          --              --            --
                                                   ------------  ------------      -------     -----------  ------------
 Net Increase (Decrease)..........................          (32)          (43)          --              --            --
                                                   ============  ============      =======     ===========  ============

UNIT ACTIVITY CLASS B
 Issued...........................................           40            48           --              34            58
 Redeemed.........................................          (46)          (61)          --             (57)         (110)
                                                   ------------  ------------      -------     -----------  ------------
 Net Increase (Decrease)..........................           (6)          (13)          --             (23)          (52)
                                                   ============  ============      =======     ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                            CHARTER/SM/                EQ/BLACKROCK             EQ/BOSTON ADVISORS
                                         SMALL CAP VALUE*           BASIC VALUE EQUITY*           EQUITY INCOME*
                                    --------------------------  --------------------------  --------------------------
                                        2015          2014          2015          2014          2015          2014
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (878,305) $ (1,517,497) $    259,500  $ (1,258,775) $    336,187  $    313,209
 Net realized gain (loss) on
   investments.....................    6,738,494    11,789,785    41,625,785    51,223,658    12,348,527    15,863,930
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (23,006,772)  (19,126,655)  (92,720,310)    2,922,887   (15,836,124)   (8,628,156)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations  (17,146,583)   (8,854,367)  (50,835,025)   52,887,770    (3,151,410)    7,548,983
                                    ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    5,465,980     5,921,234    64,710,481    62,315,058     9,061,189     9,669,903
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (4,283,222)   (7,899,201)  (10,864,601)   (1,842,617)   (5,323,577)   (4,514,805)
 Redemptions for contract benefits
   and terminations................   (8,493,586)  (10,815,801)  (46,952,926)  (49,012,626)   (7,613,143)   (8,571,954)
 Contract maintenance charges......      (77,745)      (95,413)     (446,552)     (426,540)      (72,275)      (74,596)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (7,388,573)  (12,889,181)    6,446,402    11,033,275    (3,947,806)   (3,491,452)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................         (182)       69,997            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (24,535,338)  (21,673,551)  (44,388,623)   63,921,045    (7,099,216)    4,057,531
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  126,451,029   148,124,580   693,107,660   629,186,615   109,343,107   105,285,576
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $101,915,691  $126,451,029  $648,719,037  $693,107,660  $102,243,891  $109,343,107
                                    ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................           33            37           353           399            74            90
 Redeemed..........................          (66)          (92)         (311)         (334)         (100)         (109)
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........          (33)          (55)           42            65           (26)          (19)
                                    ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                       EQ/CALVERT SOCIALLY        EQ/CAPITAL GUARDIAN             EQ/COMMON STOCK
                                          RESPONSIBLE*                 RESEARCH*                      INDEX*
                                    ------------------------  --------------------------  ------------------------------
                                        2015         2014         2015          2014           2015            2014
                                    -----------  -----------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (118,041) $  (183,582) $ (1,474,037) $ (1,185,829) $    4,473,239  $    1,713,835
 Net realized gain (loss) on
   investments.....................   9,343,866    2,435,840    12,347,754     9,069,728      85,439,268      79,273,485
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (9,588,431)   2,290,290    (9,351,491)    9,370,918    (115,492,007)    159,676,234
                                    -----------  -----------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from operations    (362,606)   4,542,548     1,522,226    17,254,817     (25,579,500)    240,663,554
                                    -----------  -----------  ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   3,581,757    3,186,281     8,740,076     8,254,720      49,488,360      51,072,631
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net     315,079      749,623    (2,267,042)   (6,974,106)    (43,588,585)    (53,839,229)
 Redemptions for contract benefits
   and terminations................  (3,347,392)  (2,211,847)  (17,467,136)  (18,975,345)   (189,106,451)   (205,551,817)
 Contract maintenance charges......     (36,679)     (34,804)      (93,392)      (99,162)     (1,195,020)     (1,269,483)
 Adjustment to net assets
   allocated to contracts in
   payout period...................          --           --            --            --       2,093,320         259,398
                                    -----------  -----------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......     512,765    1,689,253   (11,087,494)  (17,793,893)   (182,308,376)   (209,328,500)
                                    -----------  -----------  ------------  ------------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --           --            --        30,000        (537,781)      1,545,638
                                    -----------  -----------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     150,159    6,231,801    (9,565,268)     (509,076)   (208,425,657)     32,880,692
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  43,066,481   36,834,680   203,186,494   203,695,570   2,388,091,595   2,355,210,903
                                    -----------  -----------  ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD $43,216,640  $43,066,481  $193,621,226  $203,186,494  $2,179,665,938  $2,388,091,595
                                    ===========  ===========  ============  ============  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................          --           --            --            --             244             286
 Redeemed..........................          --           --            --            --            (607)           (728)
                                    -----------  -----------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)...........          --           --            --            --            (363)           (442)
                                    ===========  ===========  ============  ============  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued............................          61           51            88            76             104             118
 Redeemed..........................         (58)         (37)         (135)         (169)           (122)           (138)
                                    -----------  -----------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)...........           3           14           (47)          (93)            (18)            (20)
                                    ===========  ===========  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                  EQ/EMERGING MARKETS
                                        EQ/CORE BOND INDEX*          EQUITY PLUS*            EQ/EQUITY 500 INDEX*
                                    --------------------------  ----------------------  ------------------------------
                                        2015          2014         2015        2014          2015            2014
                                    ------------  ------------  ----------  ----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    278,703  $     56,465  $  (19,998) $  (12,059) $    4,019,492  $    1,243,282
 Net realized gain (loss) on
   investments.....................      705,091       813,108    (126,246)     53,580      87,531,886      75,857,901
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   (1,890,312)      418,373    (714,681)   (177,122)    (96,695,840)     42,826,814
                                    ------------  ------------  ----------  ----------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from operations     (906,518)    1,287,946    (860,925)   (135,601)     (5,144,462)    119,927,997
                                    ------------  ------------  ----------  ----------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   11,550,867    10,544,173   1,083,934     749,046      85,625,814      71,030,406
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net     (542,198)   (1,991,792)    885,455   1,243,649      10,670,302       3,155,419
 Redemptions for contract benefits
   and terminations................  (10,326,043)  (11,369,794)   (142,265)    (79,115)    (79,507,903)    (82,030,559)
 Contract maintenance charges......      (94,414)      (95,798)     (2,805)     (1,241)       (681,682)       (653,928)
 Adjustment to net assets
   allocated to contracts in
   payout period...................           --            --          --          --         252,283         (17,281)
                                    ------------  ------------  ----------  ----------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......      588,212    (2,913,211)  1,824,319   1,912,339      16,358,814      (8,515,943)
                                    ------------  ------------  ----------  ----------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --            --          --          --        (252,276)        202,286
                                    ------------  ------------  ----------  ----------  --------------  --------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     (318,306)   (1,625,265)    963,394   1,776,738      10,962,076     111,614,340
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  111,259,502   112,884,767   3,010,337   1,233,599   1,162,184,243   1,050,569,903
                                    ------------  ------------  ----------  ----------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD $110,941,196  $111,259,502  $3,973,731  $3,010,337  $1,173,146,319  $1,162,184,243
                                    ============  ============  ==========  ==========  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................           --            --          --          --             303             286
 Redeemed..........................           --            --          --          --            (350)           (360)
                                    ------------  ------------  ----------  ----------  --------------  --------------
 Net Increase (Decrease)...........           --            --          --          --             (47)            (74)
                                    ============  ============  ==========  ==========  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued............................          180           146          37          45             436             309
 Redeemed..........................         (173)         (171)        (16)        (24)           (211)           (151)
                                    ------------  ------------  ----------  ----------  --------------  --------------
 Net Increase (Decrease)...........            7           (25)         21          21             225             158
                                    ============  ============  ==========  ==========  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                      EQ/GAMCO MERGERS AND       EQ/GAMCO SMALL COMPANY
                                          ACQUISITIONS*                  VALUE*              EQ/GLOBAL BOND PLUS*
                                    ------------------------  ---------------------------  ------------------------
                                        2015         2014          2015          2014          2015         2014
                                    -----------  -----------  -------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (243,119) $  (261,734) $  (5,243,514) $ (6,820,057) $  (782,557) $  (429,469)
 Net realized gain (loss) on
   investments.....................     964,222    1,052,647     67,497,881    69,097,035   (2,147,557)    (186,736)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    (463,134)    (725,316)  (112,808,601)  (49,481,553)    (389,243)     423,882
                                    -----------  -----------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations     257,969       65,597    (50,554,234)   12,795,425   (3,319,357)    (192,323)
                                    -----------  -----------  -------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   1,036,754    1,263,455     82,919,927    80,129,787    4,987,374    5,896,582
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (1,353,467)    (381,047)   (12,674,569)   (8,022,113)  (4,948,953)  (3,630,588)
 Redemptions for contract benefits
   and terminations................  (1,840,522)  (1,858,244)   (44,651,020)  (45,298,432)  (6,506,841)  (7,517,467)
 Contract maintenance charges......     (11,071)     (11,783)      (491,495)     (456,556)     (44,094)     (48,355)
                                    -----------  -----------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  (2,168,306)    (987,619)    25,102,843    26,352,686   (6,512,514)  (5,299,828)
                                    -----------  -----------  -------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --           --             --        25,500           --           --
                                    -----------  -----------  -------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (1,910,337)    (922,022)   (25,451,391)   39,173,611   (9,831,871)  (5,492,151)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  20,198,278   21,120,300    717,771,201   678,597,590   69,465,896   74,958,047
                                    -----------  -----------  -------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $18,287,941  $20,198,278  $ 692,319,810  $717,771,201  $59,634,025  $69,465,896
                                    ===========  ===========  =============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          17           23            448           494           77           92
 Redeemed..........................         (31)         (31)          (355)         (394)        (134)        (135)
                                    -----------  -----------  -------------  ------------  -----------  -----------
 Net Increase (Decrease)...........         (14)          (8)            93           100          (57)         (43)
                                    ===========  ===========  =============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                EQ/INTERMEDIATE        EQ/INTERNATIONAL EQUITY
                                                     EQ/HIGH YIELD BOND*       GOVERNMENT BOND*                INDEX*
                                                   ----------------------  ------------------------  --------------------------
                                                      2015        2014         2015         2014         2015          2014
                                                   ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  267,123  $   94,346  $  (439,502) $  (608,391) $  3,953,474  $  7,161,408
 Net realized gain (loss) on investments..........    (56,902)      8,927      422,761      426,497      (740,269)    4,688,783
 Net change in unrealized appreciation
   (depreciation) of investments..................   (487,333)   (137,123)    (494,052)     383,789   (15,496,968)  (46,807,155)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (277,112)    (33,850)    (510,793)     201,895   (12,283,763)  (34,956,964)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,708,246   1,139,781    2,933,022    3,263,174    20,088,999    20,988,454
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  1,126,101   1,189,646   (1,600,287)  (2,685,133)   (6,072,012)  (11,121,364)
 Redemptions for contract benefits and
   terminations...................................   (281,070)   (172,804)  (6,446,816)  (8,714,620)  (30,975,084)  (38,846,358)
 Contract maintenance charges.....................     (4,250)     (1,811)     (50,282)     (55,825)     (256,562)     (296,011)
 Adjustment to net assets allocated to contracts
   in payout period...............................         --          --       49,201       56,354       119,146       284,656
                                                   ----------  ----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  2,549,027   2,154,812   (5,115,162)  (8,136,050)  (17,095,513)  (28,990,623)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................        100          50      (53,280)     (51,761)     (119,142)     (204,656)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............  2,272,015   2,121,012   (5,679,235)  (7,985,916)  (29,498,418)  (64,152,243)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  3,131,508   1,010,496   66,450,324   74,436,240   392,165,122   456,317,365
                                                   ----------  ----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............... $5,403,523  $3,131,508  $60,771,089  $66,450,324  $362,666,704  $392,165,122
                                                   ==========  ==========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...........................................         --          --           27           29           217           200
 Redeemed.........................................         --          --          (47)         (70)         (329)         (355)
                                                   ----------  ----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)..........................         --          --          (20)         (41)         (112)         (155)
                                                   ==========  ==========  ===========  ===========  ============  ============

UNIT ACTIVITY CLASS B
 Issued...........................................         39          29            9            9            57            46
 Redeemed.........................................        (14)         (9)         (22)         (24)          (66)          (95)
                                                   ----------  ----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)..........................         25          20          (13)         (15)           (9)          (49)
                                                   ==========  ==========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                    EQ/JPMORGAN VALUE         EQ/LARGE CAP GROWTH
                                    EQ/INVESCO COMSTOCK*(E)(F)       OPPORTUNITIES*                 INDEX*
                                    --------------------------  ------------------------  --------------------------
                                        2015          2014          2015         2014         2015          2014
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  1,006,144  $    613,440  $  (403,102) $  (143,616) $   (790,872) $   (615,306)
 Net realized gain (loss) on
   investments.....................    5,472,205     6,152,367    6,266,035    4,611,750    32,999,372    35,430,688
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (15,426,357)   (1,779,375)  (8,340,830)   3,076,798   (25,537,911)  (16,775,952)
                                    ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations   (8,948,008)    4,986,432   (2,477,897)   7,544,932     6,670,589    18,039,430
                                    ------------  ------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    9,092,232     6,035,667    5,829,862    4,029,747    15,905,738    12,343,310
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (6,165,363)   80,411,432    5,749,968      816,089     2,630,363     2,336,336
 Redemptions for contract benefits
   and terminations................   (9,827,346)   (6,762,768)  (5,653,474)  (5,384,506)  (14,096,284)  (13,038,389)
 Contract maintenance charges......      (59,924)      (43,960)     (43,579)     (42,089)     (135,095)     (122,570)
                                    ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (6,960,401)   79,640,371    5,882,777     (580,759)    4,304,722     1,518,687
                                    ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --            --           --       30,000            --            --
                                    ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (15,908,409)   84,626,803    3,404,880    6,994,173    10,975,311    19,558,117
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  125,882,753    41,255,950   66,290,590   59,296,417   187,450,625   167,892,508
                                    ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $109,974,344  $125,882,753  $69,695,470  $66,290,590  $198,425,936  $187,450,625
                                    ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................           96           593          108           57           281           232
 Redeemed..........................         (141)          (97)         (73)         (56)         (252)         (222)
                                    ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...........          (45)          496           35            1            29            10
                                    ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)EQ/Invesco Comstock replaced EQ/Davis New York Venture due to a fund merger on June 13, 2014.
(f)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                        EQ/LARGE CAP VALUE        EQ/MFS INTERNATIONAL
                                              INDEX*                    GROWTH*                EQ/MID CAP INDEX*
                                    -------------------------  -------------------------  --------------------------
                                        2015          2014         2015         2014          2015          2014
                                    ------------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    442,542  $   200,532  $  (643,775) $   (299,118) $ (1,904,927) $ (2,077,962)
 Net realized gain (loss) on
   investments.....................    6,611,938    4,606,344    3,140,165     6,287,155    35,250,818    33,373,313
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (10,773,126)   1,285,670   (3,691,922)  (12,156,444)  (52,701,957)    1,320,857
                                    ------------  -----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations   (3,718,646)   6,092,546   (1,195,532)   (6,168,407)  (19,356,066)   32,616,208
                                    ------------  -----------  -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    7,591,262    6,310,526   12,984,603    12,226,538    39,579,345    33,292,494
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net      667,077    3,903,886     (424,711)   (1,833,326)    1,634,122    (4,969,046)
 Redemptions for contract benefits
   and terminations................   (4,756,715)  (5,295,842)  (7,254,421)   (7,865,285)  (31,609,338)  (32,466,519)
 Contract maintenance charges......      (47,993)     (41,722)     (71,904)      (61,971)     (277,171)     (272,184)
                                    ------------  -----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......    3,453,631    4,876,848    5,233,567     2,465,956     9,326,958    (4,415,255)
                                    ------------  -----------  -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     (265,015)  10,969,394    4,038,035    (3,702,451)  (10,029,108)   28,200,953
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   63,833,670   52,864,276   93,816,732    97,519,183   463,068,703   434,867,750
                                    ------------  -----------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $ 63,568,655  $63,833,670  $97,854,767  $ 93,816,732  $453,039,595  $463,068,703
                                    ============  ===========  ===========  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          181          176          136           124           356           312
 Redeemed..........................         (144)        (124)        (106)         (107)         (302)         (337)
                                    ------------  -----------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)...........           37           52           30            17            54           (25)
                                    ============  ===========  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                 EQ/MORGAN STANLEY MID CAP
                                         EQ/MONEY MARKET*                 GROWTH*             EQ/OPPENHEIMER GLOBAL*
                                    --------------------------  --------------------------  --------------------------
                                        2015          2014          2015          2014          2015          2014
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (868,712) $   (968,280) $ (3,572,673) $ (3,663,426) $ (1,148,220) $   (721,332)
 Net realized gain (loss) on
   investments.....................       (2,573)       (1,745)   10,707,601    40,334,234     5,905,110     3,890,844
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................        1,702         2,228   (25,966,899)  (42,548,182)   (3,494,544)   (2,723,354)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations     (869,583)     (967,797)  (18,831,971)   (5,877,374)    1,262,346       446,158
                                    ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   36,872,946    28,364,265    30,917,675    34,081,180    17,124,113    13,185,030
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (20,712,091)  (19,119,024)  (12,211,968)  (10,284,044)    7,746,048     4,808,748
 Redemptions for contract benefits
   and terminations................  (17,689,481)  (20,175,777)  (17,787,202)  (19,848,578)   (6,575,846)   (6,264,947)
 Contract maintenance charges......      (96,085)      (97,244)     (199,586)     (202,489)      (74,219)      (61,800)
 Adjustment to net assets
   allocated to contracts in
   payout period...................        5,451        40,930            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (1,619,260)  (10,986,850)      718,919     3,746,069    18,220,096    11,667,031
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................      267,035        84,074         2,000            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   (2,221,808)  (11,870,573)  (18,111,052)   (2,131,305)   19,482,442    12,113,189
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   74,770,886    86,641,459   287,986,512   290,117,817   101,764,739    89,651,550
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $ 72,549,078  $ 74,770,886  $269,875,460  $287,986,512  $121,247,181  $101,764,739
                                    ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................       15,536        12,997            --            --            --            --
 Redeemed..........................      (15,514)      (13,590)           --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........           22          (593)           --            --            --            --
                                    ============  ============  ============  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued............................       97,822        71,812           226           266           244           188
 Redeemed..........................      (96,559)      (72,556)         (218)         (248)         (121)         (102)
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........        1,263          (744)            8            18           123            86
                                    ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                        EQ/PIMCO GLOBAL            EQ/PIMCO ULTRA               EQ/QUALITY
                                          REAL RETURN*              SHORT BOND*                 BOND PLUS*
                                    -----------------------  -------------------------  --------------------------
                                        2015        2014         2015         2014          2015          2014
                                    -----------  ----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    46,519  $  357,135  $  (728,878) $   (893,714) $   (219,887) $   (317,319)
 Net realized gain (loss) on
   investments.....................     (36,101)     90,087     (265,829)     (101,711)   (1,164,272)   (1,678,550)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    (631,101)   (174,139)    (425,701)     (359,268)      423,993     3,696,973
                                    -----------  ----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations    (620,683)    273,083   (1,420,408)   (1,354,693)     (960,166)    1,701,104
                                    -----------  ----------  -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   4,617,229   2,778,099    7,686,433     9,521,285     5,752,282     5,924,552
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   4,994,635   4,244,198   (6,180,056)   (5,892,787)   (3,121,809)   (4,643,463)
 Redemptions for contract benefits
   and terminations................  (1,208,539)   (282,430)  (9,446,897)  (10,713,603)  (10,493,251)  (10,953,656)
 Contract maintenance charges......      (7,238)     (2,172)     (70,823)      (78,454)      (74,440)      (81,386)
 Adjustment to net assets
   allocated to contracts in
   payout period...................          --          --           --            --        29,858        51,543
                                    -----------  ----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   8,396,087   6,737,695   (8,011,343)   (7,163,559)   (7,907,360)   (9,702,410)
                                    -----------  ----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................         550          --           --            --       (29,856)       48,457
                                    -----------  ----------  -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   7,775,954   7,010,778   (9,431,751)   (8,518,252)   (8,897,382)   (7,952,849)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   9,391,748   2,380,970   98,520,643   107,038,895   100,681,727   108,634,576
                                    -----------  ----------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $17,167,702  $9,391,748  $89,088,892  $ 98,520,643  $ 91,784,345  $100,681,727
                                    ===========  ==========  ===========  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................          --          --           --            --            32            38
 Redeemed..........................          --          --           (1)           --           (70)          (79)
                                    -----------  ----------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)...........          --          --           (1)           --           (38)          (41)
                                    ===========  ==========  ===========  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued............................         138          94          111           156            20            25
 Redeemed..........................         (50)        (23)        (186)         (224)          (30)          (40)
                                    -----------  ----------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)...........          88          71          (75)          (68)          (10)          (15)
                                    ===========  ==========  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                             EQ/SMALL                EQ/T. ROWE PRICE                EQ/UBS
                                          COMPANY INDEX*               GROWTH STOCK*            GROWTH & INCOME*
                                    --------------------------  --------------------------  ------------------------
                                        2015          2014          2015          2014          2015         2014
                                    ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (841,150) $ (1,134,630) $ (4,725,540) $ (3,939,560) $  (238,513) $  (170,288)
 Net realized gain (loss) on
   investments.....................   28,809,197    35,887,535    40,026,432    24,271,645    8,737,582    3,105,093
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (42,226,883)  (26,212,500)   (4,870,953)    2,345,748   (9,518,935)     453,848
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations  (14,258,836)    8,540,405    30,429,939    22,677,833   (1,019,866)   3,388,653
                                    ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   18,533,378    16,959,893    44,051,958    37,923,134    3,590,295    1,945,973
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (2,766,212)   (6,501,710)   21,168,551     1,574,344    2,660,171    3,196,938
 Redemptions for contract benefits
   and terminations................  (17,440,963)  (17,977,287)  (23,353,280)  (22,746,836)  (2,569,826)  (2,007,819)
 Contract maintenance charges......     (139,080)     (143,835)     (246,492)     (211,092)     (16,209)     (16,729)
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (1,812,877)   (7,662,939)   41,620,737    16,539,550    3,664,431    3,118,363
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --        15,003            --            --           --           --
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (16,071,713)      892,469    72,050,676    39,217,383    2,644,565    6,507,016
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  251,749,578   250,857,109   337,272,487   298,055,104   31,661,191   25,154,175
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $235,677,865  $251,749,578  $409,323,163  $337,272,487  $34,305,756  $31,661,191
                                    ============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          137           126           497           399           92           66
 Redeemed..........................         (143)         (159)         (270)         (297)         (67)         (47)
                                    ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...........           (6)          (33)          227           102           25           19
                                    ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                      FIDELITY(R) VIP           FIDELITY(R) VIP
                                       EQ/WELLS FARGO OMEGA            CONTRAFUND(R)             EQUITY-INCOME
                                              GROWTH*                    PORTFOLIO                 PORTFOLIO
                                    --------------------------  --------------------------  -----------------------
                                        2015          2014          2015          2014          2015        2014
                                    ------------  ------------  ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ (2,404,643) $ (2,495,569) $ (1,197,847) $ (1,081,373) $   153,229  $  107,262
 Net realized gain (loss) on
   investments.....................   14,353,093    29,209,838    37,951,760    18,334,781      671,619     203,994
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (11,715,268)  (22,111,322)  (39,725,673)    6,900,151   (1,243,571)     51,429
                                    ------------  ------------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net
   assets resulting from operations      233,182     4,602,947    (2,971,760)   24,153,559     (418,723)    362,685
                                    ------------  ------------  ------------  ------------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   11,250,236    13,113,258    47,939,386    42,515,072    1,884,510   1,930,402
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (12,283,223)   (4,203,314)    6,309,811     7,765,614       41,810     184,095
 Redemptions for contract benefits
   and terminations................  (14,613,641)  (18,324,874)  (16,056,966)  (13,446,335)    (270,749)    (80,965)
 Contract maintenance charges......      (60,381)      (63,983)     (200,030)     (158,662)     (10,256)     (7,845)
                                    ------------  ------------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  (15,707,009)   (9,478,913)   37,992,201    36,675,689    1,645,315   2,025,687
                                    ------------  ------------  ------------  ------------  -----------  ----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --        30,000            --         4,710           --          --
                                    ------------  ------------  ------------  ------------  -----------  ----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (15,473,827)   (4,845,966)   35,020,441    60,833,958    1,226,592   2,388,372
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  192,816,508   197,662,474   276,209,122   215,375,164    6,456,379   4,068,007
                                    ------------  ------------  ------------  ------------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD $177,342,681  $192,816,508  $311,229,563  $276,209,122  $ 7,682,971  $6,456,379
                                    ============  ============  ============  ============  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          129           203            --            --           --          --
 Redeemed..........................         (218)         (261)           --            --           --          --
                                    ------------  ------------  ------------  ------------  -----------  ----------
 Net Increase (Decrease)...........          (89)          (58)           --            --           --          --
                                    ============  ============  ============  ============  ===========  ==========

UNIT ACTIVITY SERVICE CLASS 2
 Issued............................           --            --           425           423           15          16
 Redeemed..........................           --            --          (206)         (199)          (4)         (4)
                                    ------------  ------------  ------------  ------------  -----------  ----------
 Net Increase (Decrease)...........           --            --           219           224           11          12
                                    ============  ============  ============  ============  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                        FIDELITY(R) VIP          GOLDMAN SACHS VIT     INVESCO V.I. DIVERSIFIED
                                                       MID CAP PORTFOLIO        MID CAP VALUE FUND          DIVIDEND FUND
                                                   ------------------------  ------------------------  -----------------------
                                                       2015         2014         2015         2014         2015        2014
                                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (245,959) $  (226,644) $  (499,763) $   (90,240) $    58,464  $   36,463
 Net realized gain (loss) on investments..........   3,146,169      703,599    3,423,573    7,954,166      263,278     202,292
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,847,222)     487,445   (8,024,624)  (4,381,033)    (317,793)    358,797
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (947,012)     964,400   (5,100,814)   3,482,893        3,949     597,552
                                                   -----------  -----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   7,761,018    6,787,674    8,768,698    6,588,373    3,884,549   2,808,556
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      83,529       83,892    3,076,893    7,113,058    1,342,954     309,179
 Redemptions for contract benefits and
   terminations...................................    (742,314)    (411,422)  (2,557,188)  (1,737,322)    (317,047)   (118,748)
 Contract maintenance charges.....................     (40,699)     (30,769)     (24,871)     (17,176)      (9,685)     (5,739)
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   7,061,534    6,429,375    9,263,532   11,946,933    4,900,771   2,993,248
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --           --        2,723        1,422          297          26
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   6,114,522    7,393,775    4,165,441   15,431,248    4,905,017   3,590,826
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  23,273,134   15,879,359   39,498,358   24,067,110    7,140,799   3,549,973
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $29,387,656  $23,273,134  $43,663,799  $39,498,358  $12,045,816  $7,140,799
                                                   ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued...........................................          --           --           --           --           40          26
 Redeemed.........................................          --           --           --           --           (8)         (5)
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --           --           --           32          21
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY SERVICE CLASS 2
 Issued...........................................          61           55           --           --           --          --
 Redeemed.........................................         (18)         (13)          --           --           --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          43           42           --           --           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY SERVICE SHARES
 Issued...........................................          --           --          127          129           --          --
 Redeemed.........................................          --           --          (66)         (47)          --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --           61           82           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                    INVESCO V.I. GLOBAL REAL                               INVESCO V.I. INTERNATIONAL
                                           ESTATE FUND        INVESCO V.I. HIGH YIELD FUND        GROWTH FUND
                                    ------------------------  ---------------------------  ------------------------
                                        2015         2014         2015           2014          2015          2014
                                    -----------  -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ 1,523,832  $   145,253  $ 1,183,691    $   797,182   $    64,491   $    94,969
 Net realized gain (loss) on
   investments.....................   1,497,503    1,532,885     (172,560)       178,791     1,530,461     1,219,410
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (5,461,569)   4,341,287   (2,442,785)    (1,011,870)   (3,849,938)   (1,904,588)
                                    -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net
   assets resulting from operations  (2,440,234)   6,019,425   (1,431,654)       (35,897)   (2,254,986)     (590,209)
                                    -----------  -----------   -----------   -----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................  12,327,066    9,641,657    5,873,041      4,695,443    10,472,530     7,628,949
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   2,462,046    8,160,288    1,647,113      1,793,469     5,036,915     6,243,695
 Redemptions for contract benefits
   and terminations................  (4,131,122)  (2,829,702)  (2,031,491)    (1,450,857)   (2,853,488)   (1,938,076)
 Contract maintenance charges......     (36,850)     (27,843)     (19,621)       (14,765)      (34,927)      (26,655)
                                    -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  10,621,140   14,944,400    5,469,042      5,023,290    12,621,030    11,907,913
                                    -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --          320          550             --            --         1,250
                                    -----------  -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   8,180,906   20,964,145    4,037,938      4,987,393    10,366,044    11,318,954
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  63,185,122   42,220,977   24,316,666     19,329,273    42,921,365    31,602,411
                                    -----------  -----------   -----------   -----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD $71,366,028  $63,185,122  $28,354,604    $24,316,666   $53,287,409   $42,921,365
                                    ===========  ===========   ===========   ===========   ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued............................         184          184           95             81           160           138
 Redeemed..........................        (113)         (77)         (49)           (39)          (60)          (44)
                                    -----------  -----------   -----------   -----------   -----------   -----------
 Net Increase (Decrease)...........          71          107           46             42           100            94
                                    ===========  ===========   ===========   ===========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                    INVESCO V.I. MID CAP CORE  INVESCO V.I. SMALL CAP
                                           EQUITY FUND               EQUITY FUND           IVY FUNDS VIP ENERGY
                                    ------------------------  ------------------------  --------------------------
                                        2015         2014         2015         2014         2015          2014
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (172,432) $  (176,752) $  (108,585) $   (94,356) $   (516,957) $   (538,979)
 Net realized gain (loss) on
   investments.....................   1,784,925    2,195,104    2,103,669    1,209,763    (2,525,988)    4,974,762
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (2,446,859)  (1,633,917)  (2,652,694)  (1,039,475)   (8,233,216)  (11,309,454)
                                    -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations    (834,366)     384,435     (657,610)      75,932   (11,276,161)   (6,873,671)
                                    -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   2,353,924    1,829,275    1,188,267    1,034,655     7,574,948     7,038,467
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net      38,125      336,583      812,360     (305,934)    4,733,418    10,127,774
 Redemptions for contract benefits
   and terminations................  (1,336,369)  (1,262,492)    (492,024)    (421,699)   (2,628,948)   (3,150,767)
 Contract maintenance charges......      (8,854)      (7,951)      (4,517)      (3,761)      (23,625)      (21,279)
                                    -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   1,046,826      895,415    1,504,086      303,261     9,655,793    13,994,195
                                    -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --           --           --           --         1,653            --
                                    -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     212,460    1,279,850      846,476      379,193    (1,618,715)    7,120,524
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  14,583,674   13,303,824    7,888,442    7,509,249    40,893,579    33,773,055
                                    -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $14,796,134  $14,583,674  $ 8,734,918  $ 7,888,442  $ 39,274,864  $ 40,893,579
                                    ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued............................          --           --           --           --           217           218
 Redeemed..........................          --           --           --           --          (132)         (127)
                                    -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...........          --           --           --           --            85            91
                                    ===========  ===========  ===========  ===========  ============  ============

UNIT ACTIVITY SERIES II
 Issued............................          29           23           17           12            --            --
 Redeemed..........................         (21)         (17)          (9)         (11)           --            --
                                    -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...........           8            6            8            1            --            --
                                    ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                      IVY FUNDS VIP              IVY FUNDS VIP
                                     IVY FUNDS VIP HIGH INCOME        MID CAP GROWTH           SMALL CAP GROWTH
                                    --------------------------  -------------------------  ------------------------
                                        2015          2014          2015          2014         2015         2014
                                    ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  8,349,642  $  5,414,242  $ (1,096,652) $  (897,762) $  (205,401) $  (134,715)
 Net realized gain (loss) on
   investments.....................    1,122,995     4,690,916     9,315,956    7,551,977    1,525,029    1,992,501
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (23,098,017)   (9,909,651)  (14,731,440)  (1,969,327)  (2,184,198)  (1,822,519)
                                    ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations  (13,625,380)      195,507    (6,512,136)   4,684,888     (864,570)      35,267
                                    ------------  ------------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   30,707,129    30,769,125    14,498,092   12,580,819    3,013,749    1,727,995
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (5,626,112)   13,295,525     6,617,966    4,230,423    7,970,625     (295,994)
 Redemptions for contract benefits
   and terminations................  (13,335,988)  (13,319,473)   (5,441,694)  (5,130,475)  (1,153,386)    (776,407)
 Contract maintenance charges......     (104,749)      (84,199)      (52,809)     (40,621)      (9,523)      (6,946)
                                    ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   11,640,280    30,660,978    15,621,555   11,640,146    9,821,465      648,648
                                    ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................        1,615            --            --           --           --           --
                                    ------------  ------------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   (1,983,485)   30,856,485     9,109,419   16,325,034    8,956,895      683,915
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  164,864,337   134,007,852    79,601,230   63,276,196   10,914,473   10,230,558
                                    ------------  ------------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $162,880,852  $164,864,337  $ 88,710,649  $79,601,230  $19,871,368  $10,914,473
                                    ============  ============  ============  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued............................          345           434           214          194          151           42
 Redeemed..........................         (263)         (225)         (100)        (105)         (76)         (38)
                                    ------------  ------------  ------------  -----------  -----------  -----------
 Net Increase (Decrease)...........           82           209           114           89           75            4
                                    ============  ============  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                         LAZARD RETIREMENT
                                      EMERGING MARKETS EQUITY   MFS(R) INTERNATIONAL VALUE   MFS(R) INVESTORS TRUST
                                             PORTFOLIO                   PORTFOLIO                   SERIES
                                    --------------------------  --------------------------  ------------------------
                                        2015          2014          2015          2014          2015         2014
                                    ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    (41,870) $    723,221  $  1,181,495  $    937,671  $   (67,177) $   (52,522)
 Net realized gain (loss) on
   investments.....................   (2,300,228)    2,686,117    10,892,050     6,842,879    1,963,196    1,592,560
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (29,324,061)  (11,664,766)   (4,081,984)   (8,363,584)  (2,040,908)    (526,569)
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations  (31,666,159)   (8,255,428)    7,991,561      (583,034)    (144,889)   1,013,469
                                    ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   25,735,744    24,310,473    40,238,303    30,703,803    1,384,838    1,330,935
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net    8,474,779     7,927,112    25,836,301    21,177,714     (558,838)    (300,434)
 Redemptions for contract benefits
   and terminations................   (7,677,811)   (7,949,530)  (11,892,553)   (8,289,814)    (767,662)    (558,235)
 Contract maintenance charges......      (94,343)      (89,979)     (137,496)      (94,766)      (7,502)      (6,663)
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   26,438,369    24,198,076    54,044,555    43,496,937       50,836      465,603
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --        20,000         3,275         1,224           --           --
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   (5,227,790)   15,962,648    62,039,391    42,915,127      (94,053)   1,479,072
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  132,112,635   116,149,987   167,974,118   125,058,991   12,152,535   10,673,463
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $126,884,845  $132,112,635  $230,013,509  $167,974,118  $12,058,482  $12,152,535
                                    ============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued............................           --            --           514           422           15           17
 Redeemed..........................           --            --          (175)         (139)         (15)         (15)
                                    ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...........           --            --           339           283           --            2
                                    ============  ============  ============  ============  ===========  ===========

UNIT ACTIVITY SERVICE SHARES
 Issued............................          510           433            --            --           --           --
 Redeemed..........................         (228)         (209)           --            --           --           --
                                    ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...........          282           224            --            --           --           --
                                    ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                     MFS(R) MASSACHUSETTS
                                    INVESTORS GROWTH STOCK     MFS(R) TECHNOLOGY          MFS(R) UTILITIES
                                       PORTFOLIO(G)(H)             PORTFOLIO                   SERIES
                                    ---------------------- ------------------------  -------------------------
                                             2015              2015         2014         2015          2014
                                    ---------------------- -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......      $   (51,717)      $  (580,191) $  (429,387) $  2,713,584  $   615,380
 Net realized gain (loss) on
   investments.....................          916,433         5,178,252    4,428,614     8,976,591    8,352,659
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................       (1,155,150)         (610,593)    (898,305)  (27,913,715)  (1,590,237)
                                         -----------       -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from operations         (290,434)        3,987,468    3,100,922   (16,223,540)   7,377,802
                                         -----------       -----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................        1,116,230         7,999,917    5,492,716    16,241,960   14,942,645
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net       10,230,238         8,249,339    3,815,620    (6,118,581)  16,292,455
 Redemptions for contract benefits
   and terminations................         (482,609)       (3,256,494)  (2,433,744)   (6,702,019)  (5,718,949)
 Contract maintenance charges......           (5,631)          (25,370)     (17,131)      (53,059)     (39,606)
                                         -----------       -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......       10,858,228        12,967,392    6,857,461     3,368,301   25,476,545
                                         -----------       -----------  -----------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................               --                --           --         1,598           --
                                         -----------       -----------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................       10,567,794        16,954,860    9,958,383   (12,853,641)  32,854,347
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................               --        40,389,877   30,431,494    99,268,040   66,413,693
                                         -----------       -----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD      $10,567,794       $57,344,737  $40,389,877  $ 86,414,399  $99,268,040
                                         ===========       ===========  ===========  ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued............................               66               139          119           192          287
 Redeemed..........................              (11)              (76)         (83)         (171)        (139)
                                         -----------       -----------  -----------  ------------  -----------
 Net Increase (Decrease)...........               55                63           36            21          148
                                         ===========       ===========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(g)Units were made available on March 27, 2015.
(h)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                           MULTIMANAGER                MULTIMANAGER                MULTIMANAGER
                                        AGGRESSIVE EQUITY*              CORE BOND*                MID CAP GROWTH*
                                    --------------------------  --------------------------  --------------------------
                                        2015          2014          2015          2014          2015          2014
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ (4,607,875) $ (4,822,085) $    863,330  $  1,095,435  $ (1,021,770) $ (1,035,819)
 Net realized gain (loss) on
   investments.....................   27,399,779    24,278,252    (1,945,759)     (673,416)    9,508,706    15,390,517
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   (3,090,422)   39,143,512      (232,836)    2,694,946   (10,536,292)  (11,749,224)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations   19,701,482    58,599,679    (1,315,265)    3,116,965    (2,049,356)    2,605,474
                                    ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   10,772,092    11,254,391    11,748,750    12,503,166     3,056,052     3,255,417
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (14,078,648)  (18,136,137)   (5,275,040)   (9,905,457)     (851,169)   (3,297,609)
 Redemptions for contract benefits
   and terminations................  (50,771,076)  (57,450,583)  (12,759,771)  (12,611,300)   (5,866,247)   (7,222,085)
 Contract maintenance charges......     (433,974)     (457,769)      (93,403)      (95,187)      (44,537)      (47,624)
 Adjustment to net assets
   allocated to contracts in
   payout period...................       77,632        24,484            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  (54,433,974)  (64,765,614)   (6,379,464)  (10,108,778)   (3,705,901)   (7,311,901)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................     (107,172)       15,202            --       170,000            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (34,839,664)   (6,150,733)   (7,694,729)   (6,821,813)   (5,755,257)   (4,706,427)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  633,516,741   639,667,474   128,134,591   134,956,404    78,701,981    83,408,408
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $598,677,077  $633,516,741  $120,439,862  $128,134,591  $ 72,946,724  $ 78,701,981
                                    ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................          259           258            --            --            --            --
 Redeemed..........................         (651)         (764)           --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........         (392)         (506)           --            --            --            --
                                    ============  ============  ============  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued............................           21            17           143           153            48            50
 Redeemed..........................          (40)          (43)         (187)         (222)          (67)          (94)
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........          (19)          (26)          (44)          (69)          (19)          (44)
                                    ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                       MULTIMANAGER MID CAP           MULTIMANAGER            OPPENHEIMER MAIN
                                              VALUE*                   TECHNOLOGY*            STREET FUND(R)/VA
                                    -------------------------  --------------------------  ----------------------
                                        2015          2014         2015          2014         2015        2014
                                    ------------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (368,846) $  (567,825) $ (1,918,749) $ (1,801,444) $   (9,184) $   (6,975)
 Net realized gain (loss) on
   investments.....................    4,349,016    5,926,624    23,670,376    25,105,671     443,239      89,604
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   (7,860,004)  (2,773,709)  (14,489,931)   (7,340,041)   (388,538)     55,733
                                    ------------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from operations   (3,879,834)   2,585,090     7,261,696    15,964,186      45,517     138,362
                                    ------------  -----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    2,263,689    2,733,854     7,491,951     6,694,334     676,210     706,923
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (3,035,988)  (4,391,652)   (3,290,930)      484,885     102,722     108,613
 Redemptions for contract benefits
   and terminations................   (5,807,965)  (6,678,459)  (11,074,402)  (12,044,917)    (94,451)    (32,818)
 Contract maintenance charges......      (33,880)     (37,312)      (85,285)      (85,547)     (2,795)     (1,717)
                                    ------------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (6,614,144)  (8,373,569)   (6,958,666)   (4,951,245)    681,686     781,001
                                    ------------  -----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (10,493,978)  (5,788,479)      303,030    11,012,941     727,203     919,363
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   64,181,344   69,969,823   148,476,213   137,463,272   2,045,965   1,126,602
                                    ------------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD $ 53,687,366  $64,181,344  $148,779,243  $148,476,213  $2,773,168  $2,045,965
                                    ============  ===========  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................           18           29           140           190          --          --
 Redeemed..........................          (51)         (70)         (176)         (220)         --          --
                                    ------------  -----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)...........          (33)         (41)          (36)          (30)         --          --
                                    ============  ===========  ============  ============  ==========  ==========

UNIT ACTIVITY SERVICE CLASS
 Issued............................           --           --            --            --           4           6
 Redeemed..........................           --           --            --            --          (1)         (1)
                                    ------------  -----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)...........           --           --            --            --           3           5
                                    ============  ===========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                        PIMCO COMMODITY
                                                    REALRETURN(R) STRATEGY          TARGET 2015               TARGET 2025
                                                           PORTFOLIO                ALLOCATION*               ALLOCATION*
                                                   ------------------------  ------------------------  ------------------------
                                                       2015         2014         2015         2014         2015         2014
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   165,453  $   (52,883) $   (25,226) $   (19,847) $    14,771  $    24,412
 Net realized gain (loss) on investments..........    (733,882)    (178,629)     274,155    3,754,597    1,513,365    6,863,131
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,141,016)  (1,084,976)    (993,286)  (3,338,958)  (3,332,037)  (5,601,465)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,709,445)  (1,316,488)    (744,357)     395,792   (1,803,901)   1,286,078
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,630,575    1,876,667    3,055,402    2,850,362    7,436,612    6,682,554
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      98,451      232,793   (1,097,738)    (697,046)     422,081      897,856
 Redemptions for contract benefits and
   terminations...................................    (211,687)    (175,838)  (3,048,775)  (2,930,699)  (3,914,104)  (2,809,692)
 Contract maintenance charges.....................      (6,585)      (7,165)     (13,324)     (13,846)     (43,966)     (40,877)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   1,510,754    1,926,457   (1,104,435)    (791,229)   3,900,623    4,729,841
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................       1,826       (1,825)          --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (196,865)     608,144   (1,848,792)    (395,437)   2,096,722    6,015,919
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   5,389,086    4,780,942   24,805,604   25,201,041   51,650,250   45,634,331
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 5,192,221  $ 5,389,086  $22,956,812  $24,805,604  $53,746,972  $51,650,250
                                                   ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          --           --           36           43           92           89
 Redeemed.........................................          --           --          (46)         (50)         (60)         (51)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          --           --          (10)          (7)          32           38
                                                   ===========  ===========  ===========  ===========  ===========  ===========

UNIT ACTIVITY ADVISOR CLASS
 Issued...........................................          34           26           --           --           --           --
 Redeemed.........................................         (13)          (6)          --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          21           20           --           --           --           --
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                          TARGET 2035               TARGET 2045         TARGET 2055
                                                          ALLOCATION*               ALLOCATION*        ALLOCATION*(I)
                                                   ------------------------  ------------------------  --------------
                                                       2015         2014         2015         2014          2015
                                                   -----------  -----------  -----------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    32,352  $    37,118  $    50,768  $    52,585     $  5,825
 Net realized gain (loss) on investments..........   1,713,105    6,441,913    1,337,737    4,922,402         (170)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,456,752)  (5,080,934)  (2,945,712)  (3,797,116)     (19,362)
                                                   -----------  -----------  -----------  -----------     --------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,711,295)   1,398,097   (1,557,207)   1,177,871      (13,707)
                                                   -----------  -----------  -----------  -----------     --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   7,950,896    6,754,827    7,583,709    6,072,117      366,107
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     (76,627)     262,117    1,122,924      939,556      186,017
 Redemptions for contract benefits and
   terminations...................................  (2,319,092)  (2,116,891)  (1,814,246)  (1,235,417)          --
 Contract maintenance charges.....................     (67,887)     (65,888)     (82,560)     (70,764)        (305)
                                                   -----------  -----------  -----------  -----------     --------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   5,487,290    4,834,165    6,809,827    5,705,492      551,819
                                                   -----------  -----------  -----------  -----------     --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --       10,000           --           --            9
                                                   -----------  -----------  -----------  -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS.............   3,775,995    6,242,262    5,252,620    6,883,363      538,121
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  47,930,885   41,688,623   37,870,235   30,986,872           --
                                                   -----------  -----------  -----------  -----------     --------

NET ASSETS -- END OF YEAR OR PERIOD............... $51,706,880  $47,930,885  $43,122,855  $37,870,235     $538,121
                                                   ===========  ===========  ===========  ===========     ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          81           74           79           64            7
 Redeemed.........................................         (40)         (37)         (26)         (22)          (1)
                                                   -----------  -----------  -----------  -----------     --------
 Net Increase (Decrease)..........................          41           37           53           42            6
                                                   ===========  ===========  ===========  ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                     TEMPLETON GLOBAL BOND    VAN ECK VIP GLOBAL HARD
                                                           VIP FUND                 ASSETS FUND
                                                   ------------------------  ------------------------
                                                       2015         2014         2015         2014
                                                   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 2,882,547  $ 1,239,640  $  (225,645) $  (259,325)
 Net realized gain (loss) on investments..........    (492,015)     (59,184)  (1,223,149)     488,586
 Net change in unrealized appreciation
   (depreciation) of investments..................  (4,904,619)  (1,096,943)  (5,869,339)  (4,920,665)
                                                   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (2,514,087)      83,513   (7,318,133)  (4,691,404)
                                                   -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  13,575,804   11,457,171    2,884,845    3,344,147
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (522,486)     543,858    2,573,811    2,316,598
 Redemptions for contract benefits and
   terminations...................................  (1,563,290)    (693,721)  (1,196,843)  (1,292,561)
 Contract maintenance charges.....................     (51,633)     (41,522)      (9,746)     (10,075)
                                                   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  11,438,395   11,265,786    4,252,067    4,358,109
                                                   -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................         198           90           --          800
                                                   -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   8,924,506   11,349,389   (3,066,066)    (332,495)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  38,426,351   27,076,962   18,323,463   18,655,958
                                                   -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $47,350,857  $38,426,351  $15,257,397  $18,323,463
                                                   ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued...........................................          --           --          135          104
 Redeemed.........................................          --           --          (66)         (57)
                                                   -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          --           --           69           47
                                                   ===========  ===========  ===========  ===========

UNIT ACTIVITY CLASS 2
 Issued...........................................         151          122           --           --
 Redeemed.........................................         (52)         (26)          --           --
                                                   -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          99           96           --           --
                                                   ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
The -- on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2015

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
 .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Charter/SM/ International Moderate
 .   Charter/SM/ Multi-Sector Bond
 .   Charter/SM/ Real Assets
 .   Charter/SM/ Small Cap Growth
 .   Charter/SM/ Small Cap Value
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation
 .   Target 2055 Allocation

     EQ ADVISORS TRUST*
 .   All Asset Aggressive-Alt 25
 .   All Asset Growth-Alt 20
 .   All Asset Moderate Growth-Alt 15
 .   AXA 400 Managed Volatility
 .   AXA 500 Managed Volatility
 .   AXA 2000 Managed Volatility
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Global Equity Managed Volatility
 .   AXA Growth Strategy
 .   AXA International Core Managed Volatility
 .   AXA International Managed Volatility
 .   AXA International Value Managed Volatility
 .   AXA Large Cap Core Managed Volatility
 .   AXA Large Cap Growth Managed Volatility
 .   AXA Large Cap Value Managed Volatility
 .   AXA Mid Cap Value Managed Volatility
 .   AXA Moderate Growth Strategy
 .   AXA SmartBeta Equity
 .   AXA/AB Dynamic Moderate Growth/(1)/
 .   AXA/AB Small Cap Growth/(2)/
 .   AXA/DoubleLine Opportunistic Core Plus Bond
 .   AXA/Franklin Balanced Managed Volatility
 .   AXA/Franklin Small Cap Value Managed Volatility
 .   AXA/Franklin Templeton Allocation Managed Volatility
 .   AXA/Horizon Small Cap Value
 .   AXA/Loomis Sayles Growth
 .   AXA/Mutual Large Cap Equity Managed Volatility
 .   AXA/Pacific Global Small Cap Value
 .   AXA/Templeton Global Equity Managed Volatility
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Emerging Markets Equity PLUS
 .   EQ/Equity 500 Index
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/High Yield Bond
 .   EQ/Intermediate Government Bond
 .   EQ/International Equity Index
 .   EQ/Invesco Comstock
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Value Index

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Continued)

 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Money Market
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Global Real Return
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth & Income
 .   EQ/Wells Fargo Omega Growth
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Templeton Global Bond VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Trust Series
 .   MFS(R) Massachusetts Investors Growth Stock Portfolio
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Main Street Fund(R) /VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund


   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
  (1)Formerly known as EQ/AllianceBernstein Dynamic Wealth Strategies.
  (2)Formerly known as EQ/AllianceBernstein Small Cap Growth.


   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Concluded)


   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Vantage Series 900
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   Momentum

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

2. Significant Accounting Policies (Concluded)

   .   Momentum Plus
   .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   EQUIPLAN
   .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015


4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2015 were as follows:

                                                       PURCHASES      SALES
                                                      ------------ ------------
All Asset Aggressive-Alt 25.......................... $  6,003,415 $  2,470,539
All Asset Growth-Alt 20..............................   13,115,789   11,273,346
All Asset Moderate Growth-Alt 15.....................    3,773,326    1,126,990
American Century VP Mid Cap Value Fund...............   13,705,907    2,932,067
American Funds Insurance Series(R) Bond Fund/SM/.....   18,385,207    6,041,235
AXA 400 Managed Volatility...........................    2,997,940    1,979,526
AXA 500 Managed Volatility...........................    7,767,947    5,646,278
AXA 2000 Managed Volatility..........................    2,301,109    1,690,633
AXA Aggressive Allocation............................  124,347,960   80,223,096
AXA Balanced Strategy................................   24,523,281   11,089,637
AXA Conservative Allocation..........................   24,922,381   29,175,410
AXA Conservative Growth Strategy.....................    7,891,188    4,291,467
AXA Conservative Strategy............................    3,311,658    2,022,005
AXA Conservative-Plus Allocation.....................   43,507,700   39,067,789
AXA Global Equity Managed Volatility.................   34,250,787   59,584,222
AXA Growth Strategy..................................       55,775       46,699
AXA International Core Managed Volatility............   19,528,724   29,081,027
AXA International Managed Volatility.................    3,355,374    1,570,933
AXA International Value Managed Volatility...........   17,647,373   29,910,110
AXA Large Cap Core Managed Volatility................    4,156,034    6,134,264
AXA Large Cap Growth Managed Volatility..............   70,197,442   91,552,360
AXA Large Cap Value Managed Volatility...............   55,488,927  116,451,452
AXA Mid Cap Value Managed Volatility.................   32,298,898   69,262,137
AXA Moderate Allocation..............................  193,975,164  203,082,227
AXA Moderate Growth Strategy.........................   18,217,968    5,417,830
AXA Moderate-Plus Allocation.........................  181,408,532  144,992,492
AXA SmartBeta Equity.................................       77,814        1,719
AXA/AB Dynamic Moderate Growth.......................    6,330,359    3,207,211
AXA/AB Small Cap Growth..............................   71,809,998   61,665,626
AXA/DoubleLine Opportunistic Core Plus Bond..........      840,220      142,460
AXA/Franklin Balanced Managed Volatility.............   18,814,527   18,986,015
AXA/Franklin Small Cap Value Managed Volatility......    2,388,109    3,871,898
AXA/Franklin Templeton Allocation Managed Volatility.   12,709,012   12,235,855
AXA/Horizon Small Cap Value..........................       84,770        1,568
AXA/Loomis Sayles Growth.............................    7,997,731    8,131,036
AXA/Mutual Large Cap Equity Managed Volatility.......    2,378,665    5,140,928
AXA/Pacific Global Small Cap Value...................      140,959        2,534
AXA/Templeton Global Equity Managed Volatility.......    6,590,334    7,886,202
Charter/SM/ International Moderate...................       24,266          282
Charter/SM/ Multi-Sector Bond........................   12,486,072   18,489,073
Charter/SM/ Real Assets..............................       13,257           97
Charter/SM/ Small Cap Growth.........................    5,794,717    9,850,176
Charter/SM/ Small Cap Value..........................    7,974,448   16,241,508
EQ/BlackRock Basic Value Equity......................  105,545,747   98,839,845
EQ/Boston Advisors Equity Income.....................   23,790,281   18,262,220
EQ/Calvert Socially Responsible......................   13,326,279    8,239,699
EQ/Capital Guardian Research.........................   17,414,207   29,975,738
EQ/Common Stock Index................................   90,101,654  268,211,305
EQ/Core Bond Index...................................   22,257,970   21,391,055
EQ/Emerging Markets Equity PLUS......................    3,191,113    1,386,792
EQ/EQuity 500 Index..................................  249,689,646  208,291,891
EQ/GAMCO Mergers and Acquisitions....................    3,146,369    4,709,721

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

4. Purchases and Sales of Portfolios (Concluded)

                                                        PURCHASES      SALES
                                                       ------------ ------------
EQ/GAMCO Small Company Value.......................... $163,509,865 $106,402,944
EQ/Global Bond PLUS...................................    9,334,907   16,547,612
EQ/High Yield Bond....................................    4,303,222    1,486,872
EQ/Intermediate Government Bond.......................    6,364,149   11,902,243
EQ/International Equity Index.........................   45,681,450   58,942,199
EQ/Invesco Comstock...................................   18,119,229   24,073,486
EQ/JPMorgan Value Opportunities.......................   20,882,073   15,402,398
EQ/Large Cap Growth Index.............................   56,428,509   35,240,474
EQ/Large Cap Value Index..............................   19,836,060   14,359,717
EQ/MFS International Growth...........................   24,368,815   18,285,912
EQ/Mid Cap Index......................................   67,817,699   60,395,668
EQ/Money Market.......................................  152,960,662  155,481,231
EQ/Morgan Stanley Mid Cap Growth......................   54,552,448   50,350,574
EQ/Oppenheimer Global.................................   36,391,305   19,319,429
EQ/PIMCO Global Real Return...........................   13,576,512    5,040,481
EQ/PIMCO Ultra Short Bond.............................   12,146,300   20,886,521
EQ/Quality Bond PLUS..................................    9,826,222   17,983,325
EQ/Small Company Index................................   53,517,344   36,349,247
EQ/T. Rowe Price Growth Stock.........................  106,025,368   54,445,475
EQ/UBS Growth & Income................................   20,211,110   12,283,314
EQ/Wells Fargo Omega Growth...........................   35,153,123   40,595,050
Fidelity(R) VIP Contrafund(R) Portfolio...............  103,063,541   40,687,912
Fidelity(R) VIP Equity-Income Portfolio...............    3,225,254      812,086
Fidelity(R) VIP Mid Cap Portfolio.....................   12,770,468    3,091,543
Goldman Sachs VIT Mid Cap Value Fund..................   22,705,046   10,493,049
Invesco V.I. Diversified Dividend Fund................    6,336,391    1,376,859
Invesco V.I. Global Real Estate Fund..................   29,568,325   17,423,353
Invesco V.I. High Yield Fund..........................   12,697,691    6,044,408
Invesco V.I. International Growth Fund................   20,615,595    7,930,074
Invesco V.I. Mid Cap Core Equity Fund.................    5,580,060    3,270,503
Invesco V.I. Small Cap Equity Fund....................    4,947,592    1,707,252
Ivy Funds VIP Energy..................................   25,547,369   16,181,283
Ivy Funds VIP High Income.............................   61,131,745   39,364,064
Ivy Funds VIP Mid Cap Growth..........................   36,208,139   14,749,008
Ivy Funds VIP Small Cap Growth........................   22,029,850   10,340,229
Lazard Retirement Emerging Markets Equity Portfolio...   50,045,654   23,274,431
MFS(R) International Value Portfolio..................   88,409,878   31,043,906
MFS(R) Investors Trust Series.........................    4,107,346    2,830,286
MFS(R) Massachusetts Investors Growth Stock Portfolio.    2,626,214    2,195,818
MFS(R) Technology Portfolio...........................   29,682,577   15,808,728
MFS(R) Utilities Series...............................   42,413,165   29,409,475
Multimanager Aggressive Equity........................   16,189,948   75,287,340
Multimanager Core Bond................................   23,360,774   28,876,908
Multimanager Mid Cap Growth...........................   15,332,195   13,244,353
Multimanager Mid Cap Value............................    4,272,343   11,255,333
Multimanager Technology...............................   37,245,396   35,364,222
Oppenheimer Main Street Fund(R)/VA....................    1,328,692      283,187
PIMCO CommodityRealReturn(R) Strategy Portfolio.......    2,691,296    1,015,088
Target 2015 Allocation................................    5,007,716    5,845,808
Target 2025 Allocation................................   13,093,155    8,456,334
Target 2035 Allocation................................   11,983,889    5,692,094
Target 2045 Allocation................................   11,664,345    4,107,654
Target 2055 Allocation................................      609,481       51,315
Templeton Global Bond VIP Fund........................   20,967,930    6,425,619
Van Eck VIP Global Hard Assets Fund...................    8,663,762    4,637,340

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Directors and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC receives management fees for services performed in their capacity as investment manager of the Portfolios. FMG LLC either oversees the activities of the investment advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.14% to a high of 1.31% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In March 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trusts, impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS Variable Insurance Trusts. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series (the "Removed Portfolio") exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio (the "Surviving Portfolio"). For accounting purposes, the reorganization, which occurred on March 27, 2015, was treated as a merger.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Continued)


   In 2014, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In June 2014, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). The shares in the Removed Investment Options were replaced with either Class A or Class B shares in the Surviving Investment Options within the same product and with similar contract charge applicable to each policy holder. For accounting purposes, reorganizations which occurred in 2014 were treated as mergers.

-----------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R) INVESTORS GROWTH STOCK SERIES MFS(R) MASSACHUSETTS INVESTORS
                                                               GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------
Shares -- Class Service       768,597                               621,908
Value -- Class Service    $     14.33                          $      17.71
Net Assets Before Merger  $11,013,989                          $         --
Net Assets After Merger   $        --                          $ 11,013,989
Unrealized Gain (Loss)    $   394,876
-----------------------------------------------------------------------------------------------
 JUNE 13, 2014            EQ/DAVIS NEW YORK VENTURE            EQ/INVESCO COMSTOCK
                          EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------------------
                          EQ/DAVIS NEW YORK VENTURE
Shares -- Class B           2,454,350
Value -- Class B          $     13.86
Net Assets Before Merger  $34,021,225
Net Assets After Merger   $        --
Unrealized Gain           $ 8,682,687
                          EQ/LORD ABBETT LARGE CAP CORE
Shares -- Class B           3,486,776                             8,295,538
Value -- Class B          $     12.96                          $      14.82
Net Assets Before Merger  $45,193,317                          $ 43,712,513
Net Assets After Merger   $        --                          $122,927,055
Unrealized Gain           $ 1,552,126
-----------------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER INTERNATIONAL EQUITY    AXA INTERNATIONAL CORE MANAGED
                                                               VOLATILITY
-----------------------------------------------------------------------------------------------
Shares -- Class B           4,788,613                            18,772,898
Value -- Class B          $     12.18                          $      10.81
Net Assets Before Merger  $58,347,113                          $144,520,175
Net Assets After Merger   $        --                          $202,867,288
Unrealized Gain           $ 8,803,894
-----------------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER LARGE CAP VALUE         AXA LARGE CAP VALUE MANAGED
                                                               VOLATILITY
-----------------------------------------------------------------------------------------------
Shares -- Class A                                                53,170,971
Value -- Class A                                               $      15.21
Net Assets Before Merger                                       $767,140,932
Net Assets After Merger   $        --                          $808,474,818
Shares -- Class B           4,091,153                             7,279,298
Value -- Class B          $     14.18                          $      15.17
Net Assets Before Merger  $57,994,995                          $ 93,765,645
Net Assets After Merger   $        --                          $110,426,754
Unrealized Gain           $18,999,581
-----------------------------------------------------------------------------------------------

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Concluded)

-------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------
 JUNE 20, 2014            EQ/EQUITY GROWTH PLUS              AXA LARGE CAP GROWTH MANAGED
                                                             VOLATILITY
-------------------------------------------------------------------------------------------
Shares -- Class B           17,815,352                         26,259,836
Value -- Class B          $      21.71                       $      25.54
Net Assets Before Merger  $386,809,324                       $283,980,474
Net Assets After Merger   $         --                       $670,789,798
Unrealized Gain           $147,888,852
-------------------------------------------------------------------------------------------
 JUNE 20, 2014            MULTIMANAGER LARGE CAP CORE EQUITY AXA LARGE CAP CORE MANAGED
                                                             VOLATILITY
-------------------------------------------------------------------------------------------
Shares -- Class B              958,444                          3,427,910
Value -- Class B          $      15.08                       $       9.21
Net Assets Before Merger  $ 14,455,752                       $ 17,133,522
Net Assets After Merger   $         --                       $ 31,589,274
Unrealized Gain           $  4,852,562
-------------------------------------------------------------------------------------------

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                           MORTALITY AND                FINANCIAL
                                           EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                           ------------- -------------- ---------- -----

OLD CONTRACTS                                  0.58%          0.16%          --    0.74%

EQUIPLAN(R) CONTRACTS                          0.58%          0.16%          --    0.74%

EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index.....................     0.56%          0.60%        0.24%   1.40%

All Other Funds...........................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index.....................     0.65%          0.60%        0.24%   1.49%

All Other Funds...........................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index.....................     1.15%          0.25%          --    1.40%

All Other Funds...........................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Funds.................................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation...................     1.10%          0.25%          --    1.35%

All Other Funds...........................     1.10%          0.24%          --    1.34%

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%         --     1.35%

EQUI-VEST(R) SERIES 500 CONTRACTS                 1.20%          0.25%         --     1.45%

EQUI-VEST(R) AT RETIREMENT

1.30% All Funds..............................     0.80%          0.50%         --     1.30%

1.25% All Funds..............................     0.75%          0.50%         --     1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS         0.95%          0.25%         --     1.20%

EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --          --     0.90%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.50% All Funds..............................     0.50%            --          --     0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --          --     1.20%

0.90% All Funds..............................     0.90%            --          --     0.90%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.25% All Funds..............................     0.25%            --          --     0.25%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................     0.00%            --          --     0.00%

0.10% All Funds..............................     0.10%            --          --     0.10%

0.25% All Funds..............................     0.25%            --          --     0.25%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.60% All Funds..............................     0.60%            --          --     0.60%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.80% All Funds..............................     0.80%            --          --     0.80%

0.90% All Funds..............................     0.90%            --          --     0.90%

1.00% All Funds..............................     1.00%            --          --     1.00%

1.10% All Funds..............................     1.10%            --          --     1.10%

1.15% All Funds..............................     1.15%            --          --     1.15%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Continued)

   "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                   HOW DEDUCTED
                -------                       -----------                    ---------------                    ------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and      Unit liquidation from
                                                                account value.                             account value

                                                                HIGH - Depending on account value, $50 if  Unit liquidation from
                                                                the account value on the last business     account value
                                                                day of the contract year is less than
                                                                $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions   Unit liquidation from
                                                                made in the current and prior five         account value
                                                                participation years, whichever is less.

                                                                HIGH - 7% of contributions withdrawn,
                                                                declining by 1% each contract years
                                                                following each contribution.

                                                                Exceptions and limitations may eliminate
                                                                or reduce the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6.25 quarterly         Unit liquidation from
                                                                recordkeeping fee                          account value

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee            Unit liquidation from
option                                                                                                     account value

Charge for third-party transfer or      At time of transaction  $0 to $65                                  Unit liquidation from
exchange                                                                                                   account value

Enhanced death benefit charge           Participation date      0.15% of account value                     Unit liquidation from
                                        anniversary                                                        account value

Guaranteed Minimum Income Benefit                               0.65%                                      Unit liquidation from
                                                                                                           account value

Guaranteed Withdrawal Benefit for Life                          LOW - 0.60% for single life option;        Unit liquidation from
                                                                    0.75% for joint life option            account value

                                                                HIGH - 0.75% for single life;
                                                                    0.90% for joint life

Sales Premium and Other Applicable                              Current tax charge varies by jurisdiction  Deducted from the
Taxes                                                           and ranges from 0% to 3.5%.                amount applied to
                                                                                                           provide an annuity
                                                                                                           payout option

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Concluded)

                                          WHEN CHARGE
            CHARGES                       IS DEDUCTED                       AMOUNT DEDUCTED                   HOW DEDUCTED
             -------                      -----------                       ---------------                    ------------

Guaranteed minimum death benefit                               STANDARD DEATH BENEFIT (AVAILABLE ONLY     Unit liquidation from
charge                                                         WITH THE GUARANTEED MINIMUM INCOME         account value
                                                               BENEFIT) - 0.00%

                                                               GWBL STANDARD DEATH BENEFIT - 0.00%

                                                               ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                               Annual Rachet to age 85 benefit base

                                                               GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                               RACHET TO AGE 85 - 0.60% of the greater
                                                               of 6% roll-up to age 85 benefit base, as
                                                               applicable

                                                               GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                               the GWBL Enhance death benefit base

Personal Income Benefit Charge    Contract/Participation Date  1.00% of the Personal Income Benefit       Unit liquidation from
                                  Anniversary                  account value                              account value

Managed Account Service Fee       Quarterly                    The Managed Account Service ("MAS")        Unit liquidation from
                                                               Advisory fee is a quarterly fee that can   account value
                                                               be charged at an annual rate of up to
                                                               0.60%. The amount of the fee may be lower
                                                               and varies among broker-dealers. The fee
                                                               will be deducted pro rata from the
                                                               Non-Personal Income Benefit variable
                                                               investment options and guaranteed
                                                               interest option first, then from the
                                                               account for special dollar cost
                                                               averaging. The MAS Advisory fee does not
                                                               apply to Personal Income Benefit related
                                                               assets.

Wire Transfer Charge              At time of transaction       $90 for outgoing wire transfers            Unit liquidation from
                                                                                                          account value

Express Mail Charge               At time of transaction       $35 for checks sent by express delivery    Unit liquidation from
                                                                                                          account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
ALL ASSET AGGRESSIVE-ALT 25
2015  Lowest contract charge 0.50% Class B       $104.72           --                  --            --       (4.86)%
      Highest contract charge 1.34% Class B      $102.40           --                  --            --       (5.67)%
      All contract charges                            --           78             $ 8,034          0.89%         --
2014  Lowest contract charge 0.50% Class B       $110.07           --                  --            --        1.79%
      Highest contract charge 1.34% Class B      $108.55           --                  --            --        0.94%
      All contract charges                            --           46             $ 5,081          2.31%         --
2013  Lowest contract charge 0.50% Class B(e)    $108.13           --                  --            --        6.71%
      Highest contract charge 1.34% Class B(e)   $107.54           --                  --            --        6.16%
      All contract charges                            --           11             $ 1,157          3.71%         --
ALL ASSET GROWTH-ALT 20
2015  Lowest contract charge 0.50% Class B       $141.73           --                  --            --       (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --                  --            --       (5.36)%
      All contract charges                            --          391             $52,828          0.83%         --

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
ALL ASSET GROWTH-ALT 20 (CONTINUED)
2014   Lowest contract charge 0.50% Class B        $148.32           --                  --            --        1.88%
       Highest contract charge 1.45% Class B       $140.96           --                  --            --        0.91%
       All contract charges                             --          387             $55,179          1.49%         --
2013   Lowest contract charge 0.50% Class B        $145.58           --                  --            --       13.55%
       Highest contract charge 1.45% Class B       $139.69           --                  --            --       12.47%
       All contract charges                             --          356             $50,117          1.47%         --
2012   Lowest contract charge 0.50% Class B        $128.21           --                  --            --       11.43%
       Highest contract charge 1.45% Class B       $124.20           --                  --            --       10.36%
       All contract charges                             --          309             $38,706          1.74%         --
2011   Lowest contract charge 0.50% Class B        $115.06           --                  --            --       (3.97)%
       Highest contract charge 1.45% Class B       $112.54           --                  --            --       (4.89)%
       All contract charges                             --          223             $25,298          1.97%         --
ALL ASSET MODERATE GROWTH-ALT 15
2015   Lowest contract charge 0.50% Class B        $102.12           --                  --            --       (4.21)%
       Highest contract charge 1.34% Class B       $ 99.85           --                  --            --       (5.01)%
       All contract charges                             --           54             $ 5,512          0.98%         --
2014   Lowest contract charge 0.50% Class B        $106.60           --                  --            --        1.91%
       Highest contract charge 1.34% Class B       $105.12           --                  --            --        1.05%
       All contract charges                             --           30             $ 3,194          2.89%         --
2013   Lowest contract charge 0.50% Class B(e)     $104.60           --                  --            --        3.87%
       Highest contract charge 1.34% Class B(e)    $104.03           --                  --            --        3.33%
       All contract charges                             --            3             $   380          2.80%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2015   Lowest contract charge 0.50% Class II       $177.64           --                  --            --       (2.07)%
       Highest contract charge 1.20% Class II      $170.64           --                  --            --       (2.76)%
       All contract charges                             --          145             $24,827          1.50%         --
2014   Lowest contract charge 0.50% Class II       $181.40           --                  --            --       15.66%
       Highest contract charge 1.20% Class II      $175.49           --                  --            --       14.85%
       All contract charges                             --           89             $15,575          1.04%         --
2013   Lowest contract charge 0.50% Class II       $156.84           --                  --            --       29.25%
       Highest contract charge 1.20% Class II      $152.80           --                  --            --       28.34%
       All contract charges                             --           59             $ 8,994          1.11%         --
2012   Lowest contract charge 0.50% Class II       $121.35           --                  --            --       15.65%
       Highest contract charge 1.20% Class II      $119.06           --                  --            --       14.83%
       All contract charges                             --           31             $ 3,763          2.00%         --
2011   Lowest contract charge 0.70% Class II       $104.57           --                  --            --       (1.53)%
       Highest contract charge 1.20% Class II      $103.68           --                  --            --       (2.03)%
       All contract charges                             --           16             $ 1,668          1.44%         --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2015   Lowest contract charge 0.50% Class 4        $100.64           --                  --            --       (0.57)%
       Highest contract charge 1.45% Class 4       $ 98.11           --                  --            --       (1.53)%
       All contract charges                             --          247             $24,490          1.87%         --
2014   Lowest contract charge 0.50% Class 4        $101.22           --                  --            --        4.62%
       Highest contract charge 1.45% Class 4(e)    $ 99.63           --                  --            --        3.62%
       All contract charges                             --          130             $13,071          3.66%         --
2013   Lowest contract charge 0.50% Class 4(e)     $ 96.75           --                  --            --       (2.72)%
       Highest contract charge 1.34% Class 4(e)    $ 96.22           --                  --            --       (3.23)%
       All contract charges                             --           14             $ 1,435          3.54%         --
AXA 400 MANAGED VOLATILITY
2015   Lowest contract charge 0.40% Class B        $143.95           --                  --            --       (3.50)%
       Highest contract charge 1.34% Class B       $166.05           --                  --            --       (4.41)%
       All contract charges                             --           45             $ 7,382          0.56%         --
2014   Lowest contract charge 0.40% Class B        $149.17           --                  --            --        8.37%
       Highest contract charge 1.34% Class B       $173.71           --                  --            --        7.33%
       All contract charges                             --           41             $ 7,055          0.43%         --
2013   Lowest contract charge 0.40% Class B        $137.65           --                  --            --       31.15%
       Highest contract charge 1.34% Class B       $161.84           --                  --            --       29.92%
       All contract charges                             --           40             $ 6,117          0.18%         --

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA 400 MANAGED VOLATILITY (CONTINUED)
2012  Lowest contract charge 0.40% Class B(d)   $104.96            --                 --            --         4.46%
      Highest contract charge 1.34% Class B     $124.57            --                 --            --        14.91%
      All contract charges                           --            28           $  3,273          0.23%          --
2011  Lowest contract charge 0.70% Class B      $109.35            --                 --            --        (8.86)%
      Highest contract charge 1.34% Class B     $108.41            --                 --            --        (9.45)%
      All contract charges                           --            25           $  2,592          0.05%          --
AXA 500 MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $165.27            --                 --            --        (0.14)%
      Highest contract charge 1.34% Class B     $176.28            --                 --            --        (0.98)%
      All contract charges                           --            87           $ 14,632          0.97%          --
2014  Lowest contract charge 0.50% Class B      $165.50            --                 --            --        12.03%
      Highest contract charge 1.34% Class B     $178.03            --                 --            --        11.08%
      All contract charges                           --            76           $ 12,843          0.68%          --
2013  Lowest contract charge 0.70% Class B      $163.76            --                 --            --        30.02%
      Highest contract charge 1.34% Class B     $160.27            --                 --            --        29.18%
      All contract charges                           --            58           $  8,943          0.49%          --
2012  Lowest contract charge 0.70% Class B      $125.95            --                 --            --        14.01%
      Highest contract charge 1.34% Class B     $124.07            --                 --            --        13.27%
      All contract charges                           --            47           $  5,612          0.66%          --
2011  Lowest contract charge 0.70% Class B      $110.47            --                 --            --        (4.42)%
      Highest contract charge 1.34% Class B     $109.53            --                 --            --        (5.03)%
      All contract charges                           --            35           $  3,721          0.64%          --
AXA 2000 MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $144.00            --                 --            --        (5.57)%
      Highest contract charge 1.34% Class B     $162.09            --                 --            --        (6.37)%
      All contract charges                           --            26           $  4,016          0.40%          --
2014  Lowest contract charge 0.50% Class B      $152.50            --                 --            --         3.54%
      Highest contract charge 1.34% Class B     $173.12            --                 --            --         2.66%
      All contract charges                           --            23           $  3,815          0.15%          --
2013  Lowest contract charge 0.70% Class B      $172.30            --                 --            --        36.42%
      Highest contract charge 1.34% Class B     $168.64            --                 --            --        35.55%
      All contract charges                           --            22           $  3,583          0.13%          --
2012  Lowest contract charge 0.70% Class B      $126.30            --                 --            --        14.64%
      Highest contract charge 1.34% Class B     $124.41            --                 --            --        13.90%
      All contract charges                           --            16           $  1,867          0.34%          --
2011  Lowest contract charge 0.70% Class B      $110.17            --                 --            --       (11.18)%
      Highest contract charge 1.34% Class B     $109.23            --                 --            --       (11.75)%
      All contract charges                           --            12           $  1,291          0.03%          --
AXA AGGRESSIVE ALLOCATION
2015  Lowest contract charge 0.50% Class B      $187.23            --                 --            --        (2.25)%
      Highest contract charge 1.45% Class B     $166.47            --                 --            --        (3.18)%
      All contract charges                           --         3,347           $567,396          0.97%          --
2014  Lowest contract charge 0.50% Class B      $191.54            --                 --            --         4.20%
      Highest contract charge 1.45% Class B     $171.94            --                 --            --         3.20%
      All contract charges                           --         3,294           $574,931          1.61%          --
2013  Lowest contract charge 0.50% Class B      $183.82            --                 --            --        25.79%
      Highest contract charge 1.45% Class B     $166.61            --                 --            --        24.61%
      All contract charges                           --         3,201           $539,875          2.58%          --
2012  Lowest contract charge 0.50% Class B      $146.13            --                 --            --        13.60%
      Highest contract charge 1.45% Class B     $133.71            --                 --            --        12.51%
      All contract charges                           --         3,104           $418,515          0.89%          --
2011  Lowest contract charge 0.50% Class B      $128.63            --                 --            --        (7.96)%
      Highest contract charge 1.45% Class B     $118.84            --                 --            --        (8.84)%
      All contract charges                           --         2,983           $357,014          1.34%          --
AXA BALANCED STRATEGY
2015  Lowest contract charge 1.10% Class A      $132.70            --                 --            --        (1.73)%
      Highest contract charge 1.25% Class A     $131.44            --                 --            --        (1.88)%
      All contract charges                           --             1           $    189          1.03%          --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 1.10% Class A       $135.04            --                 --            --        3.25%
      Highest contract charge 1.25% Class A      $133.96            --                 --            --        3.09%
      All contract charges                            --             2           $    253          1.18%         --
2013  Lowest contract charge 1.10% Class A       $130.79            --                 --            --       12.41%
      Highest contract charge 1.25% Class A      $129.94            --                 --            --       12.24%
      All contract charges                            --             2           $    261          2.29%         --
2012  Lowest contract charge 1.10% Class A       $116.35            --                 --            --        7.33%
      Highest contract charge 1.25% Class A      $115.77            --                 --            --        7.17%
      All contract charges                            --             2           $    245          0.89%         --
2011  Lowest contract charge 1.10% Class A       $108.40            --                 --            --       (3.22)%
      Highest contract charge 1.25% Class A      $108.02            --                 --            --       (3.37)%
      All contract charges                            --             5           $    544          1.36%         --
AXA BALANCED STRATEGY
2015  Lowest contract charge 0.50% Class B       $120.58            --                 --            --       (1.13)%
      Highest contract charge 1.45% Class B      $116.43            --                 --            --       (2.09)%
      All contract charges                            --           802           $108,841          1.03%         --
2014  Lowest contract charge 0.50% Class B       $121.96            --                 --            --        3.88%
      Highest contract charge 1.45% Class B(c)   $118.91            --                 --            --        2.88%
      All contract charges                            --           705           $ 98,111          1.18%         --
2013  Lowest contract charge 0.50% Class B       $117.41            --                 --            --       13.09%
      Highest contract charge 1.30% Class B      $138.86            --                 --            --       12.18%
      All contract charges                            --           598           $ 81,315          2.29%         --
2012  Lowest contract charge 0.50% Class B(c)    $103.82            --                 --            --        5.32%
      Highest contract charge 1.30% Class B      $123.78            --                 --            --        7.12%
      All contract charges                            --           421           $ 51,523          0.89%         --
2011  Lowest contract charge 1.25% Class B       $115.70            --                 --            --       (3.61)%
      Highest contract charge 1.30% Class B      $115.55            --                 --            --       (3.66)%
      All contract charges                            --           290           $ 33,585          1.36%         --
AXA CONSERVATIVE ALLOCATION
2015  Lowest contract charge 0.50% Class B       $140.60            --                 --            --       (0.73)%
      Highest contract charge 1.45% Class B      $125.00            --                 --            --       (1.69)%
      All contract charges                            --           912           $113,613          0.81%         --
2014  Lowest contract charge 0.50% Class B       $141.64            --                 --            --        2.10%
      Highest contract charge 1.45% Class B      $127.15            --                 --            --        1.12%
      All contract charges                            --           954           $121,032          0.86%         --
2013  Lowest contract charge 0.50% Class B       $138.73            --                 --            --        3.82%
      Highest contract charge 1.45% Class B      $125.74            --                 --            --        2.83%
      All contract charges                            --           988           $123,006          0.92%         --
2012  Lowest contract charge 0.50% Class B       $133.63            --                 --            --        4.06%
      Highest contract charge 1.45% Class B      $122.28            --                 --            --        3.06%
      All contract charges                            --         1,025           $124,090          0.85%         --
2011  Lowest contract charge 0.50% Class B       $128.42            --                 --            --        1.39%
      Highest contract charge 1.45% Class B      $118.65            --                 --            --        0.42%
      All contract charges                            --           988           $116,023          1.76%         --
AXA CONSERVATIVE GROWTH STRATEGY
2015  Lowest contract charge 0.50% Class B       $116.09            --                 --            --       (0.96)%
      Highest contract charge 1.34% Class B      $112.56            --                 --            --       (1.80)%
      All contract charges                            --           181           $ 22,059          1.01%         --
2014  Lowest contract charge 0.50% Class B       $117.21            --                 --            --        3.29%
      Highest contract charge 1.34% Class B(c)   $114.62            --                 --            --        2.42%
      All contract charges                            --           151           $ 18,926          1.09%         --
2013  Lowest contract charge 0.50% Class B       $113.48            --                 --            --        9.97%
      Highest contract charge 1.30% Class B      $132.18            --                 --            --        9.08%
      All contract charges                            --           118           $ 14,831          1.92%         --
2012  Lowest contract charge 0.50% Class B(c)    $103.19            --                 --            --        4.35%
      Highest contract charge 1.30% Class B      $121.18            --                 --            --        5.81%
      All contract charges                            --            81           $  9,766          0.92%         --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA CONSERVATIVE GROWTH STRATEGY (CONTINUED)
2011  Lowest contract charge 1.25% Class B      $114.67            --                 --            --        (2.62)%
      Highest contract charge 1.30% Class B     $114.53            --                 --            --        (2.67)%
      All contract charges                           --            52           $  5,951          1.39%          --
AXA CONSERVATIVE STRATEGY
2015  Lowest contract charge 0.50% Class B(c)   $107.30            --                 --            --        (0.67)%
      Highest contract charge 1.34% Class B     $104.03            --                 --            --        (1.51)%
      All contract charges                           --            74           $  8,166          0.87%          --
2014  Lowest contract charge 0.70% Class B(c)   $107.44            --                 --            --         1.88%
      Highest contract charge 1.34% Class B     $105.63            --                 --            --         1.24%
      All contract charges                           --            61           $  6,971          0.78%          --
2013  Lowest contract charge 0.90% Class B      $105.11            --                 --            --         3.44%
      Highest contract charge 1.34% Class B     $104.34            --                 --            --         2.98%
      All contract charges                           --            60           $  6,833          1.27%          --
2012  Lowest contract charge 0.90% Class B(c)   $101.61            --                 --            --         2.14%
      Highest contract charge 1.34% Class B     $101.32            --                 --            --         3.13%
      All contract charges                           --            37           $  4,099          1.00%          --
2011  Lowest contract charge 1.25% Class B      $111.12            --                 --            --        (0.54)%
      Highest contract charge 1.30% Class B     $110.98            --                 --            --        (0.59)%
      All contract charges                           --            25           $  2,768          1.90%          --
AXA CONSERVATIVE-PLUS ALLOCATION
2015  Lowest contract charge 0.50% Class B      $151.92            --                 --            --        (1.15)%
      Highest contract charge 1.45% Class B     $135.07            --                 --            --        (2.09)%
      All contract charges                           --         1,489           $202,513          0.83%          --
2014  Lowest contract charge 0.50% Class B      $153.69            --                 --            --         2.64%
      Highest contract charge 1.45% Class B     $137.96            --                 --            --         1.67%
      All contract charges                           --         1,503           $208,413          1.02%          --
2013  Lowest contract charge 0.50% Class B      $149.73            --                 --            --         9.69%
      Highest contract charge 1.45% Class B     $135.70            --                 --            --         8.64%
      All contract charges                           --         1,495           $203,468          1.43%          --
2012  Lowest contract charge 0.50% Class B      $136.50            --                 --            --         6.83%
      Highest contract charge 1.45% Class B     $124.91            --                 --            --         5.81%
      All contract charges                           --         1,444           $180,296          0.84%          --
2011  Lowest contract charge 0.50% Class B      $127.77            --                 --            --        (1.21)%
      Highest contract charge 1.45% Class B     $118.05            --                 --            --        (2.15)%
      All contract charges                           --         1,358           $160,091          1.58%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $290.21            --                 --            --        (2.22)%
      Highest contract charge 1.45% Class B     $291.72            --                 --            --        (3.15)%
      All contract charges                           --         1,629           $363,975          0.88%          --
2014  Lowest contract charge 0.50% Class B      $296.80            --                 --            --         1.18%
      Highest contract charge 1.45% Class B     $301.21            --                 --            --         0.21%
      All contract charges                           --         1,741           $398,475          0.95%          --
2013  Lowest contract charge 0.50% Class B      $293.34            --                 --            --        19.76%
      Highest contract charge 1.45% Class B     $300.57            --                 --            --        18.61%
      All contract charges                           --         1,872           $425,169          0.82%          --
2012  Lowest contract charge 0.50% Class B      $244.94            --                 --            --        16.39%
      Highest contract charge 1.45% Class B     $253.40            --                 --            --        15.28%
      All contract charges                           --         2,004           $382,122          1.42%          --
2011  Lowest contract charge 0.50% Class B      $210.44            --                 --            --       (12.75)%
      Highest contract charge 1.45% Class B     $219.81            --                 --            --       (13.59)%
      All contract charges                           --         2,138           $354,891          1.73%          --
AXA GROWTH STRATEGY
2015  Lowest contract charge 1.10% Class A      $145.70            --                 --            --        (2.06)%
      Highest contract charge 1.25% Class A     $144.31            --                 --            --        (2.22)%
      All contract charges                           --             9           $  1,292          1.14%          --
2014  Lowest contract charge 1.10% Class A      $148.77            --                 --            --         4.45%
      Highest contract charge 1.25% Class A     $147.58            --                 --            --         4.30%
      All contract charges                           --             9           $  1,323          1.35%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA GROWTH STRATEGY (CONTINUED)
2013  Lowest contract charge 1.10% Class A      $142.43            --                 --            --        18.88%
      Highest contract charge 1.25% Class A     $141.50            --                 --            --        18.70%
      All contract charges                           --             9           $  1,288          2.28%          --
2012  Lowest contract charge 1.10% Class A      $119.81            --                 --            --         9.99%
      Highest contract charge 1.25% Class A     $119.21            --                 --            --         9.82%
      All contract charges                           --            11           $  1,267          0.73%          --
2011  Lowest contract charge 1.10% Class A      $108.93            --                 --            --        (5.21)%
      Highest contract charge 1.25% Class A     $108.55            --                 --            --        (5.35)%
      All contract charges                           --            11           $  1,177          1.19%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY(G)
2015  Lowest contract charge 0.40% Class B      $ 87.37            --                 --            --        (4.73)%
      Highest contract charge 1.45% Class B     $139.43            --                 --            --        (5.73)%
      All contract charges                           --         1,380           $159,218          0.06%          --
2014  Lowest contract charge 0.40% Class B(f)   $ 91.71            --                 --            --       (10.62)%
      Highest contract charge 1.45% Class B     $147.91            --                 --            --        (7.60)%
      All contract charges                           --         1,438           $175,794          1.47%          --
2013  Lowest contract charge 0.50% Class B      $130.94            --                 --            --        16.93%
      Highest contract charge 1.45% Class B     $160.07            --                 --            --        15.82%
      All contract charges                           --         1,071           $140,564          0.87%          --
2012  Lowest contract charge 0.50% Class B      $111.98            --                 --            --        15.73%
      Highest contract charge 1.45% Class B     $138.21            --                 --            --        14.62%
      All contract charges                           --         1,125           $127,018          1.47%          --
2011  Lowest contract charge 0.50% Class B      $ 96.76            --                 --            --       (17.35)%
      Highest contract charge 1.45% Class B     $120.58            --                 --            --       (18.13)%
      All contract charges                           --         1,229           $119,909          2.76%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $110.49            --                 --            --        (2.89)%
      Highest contract charge 1.34% Class B     $112.81            --                 --            --        (3.71)%
      All contract charges                           --            77           $  8,446          0.04%          --
2014  Lowest contract charge 0.50% Class B      $113.78            --                 --            --        (6.91)%
      Highest contract charge 1.34% Class B     $117.16            --                 --            --        (7.70)%
      All contract charges                           --            62           $  7,169          0.86%          --
2013  Lowest contract charge 0.70% Class B      $129.69            --                 --            --        20.26%
      Highest contract charge 1.34% Class B     $126.93            --                 --            --        19.49%
      All contract charges                           --            54           $  6,695          0.00%          --
2012  Lowest contract charge 0.70% Class B      $107.84            --                 --            --        15.77%
      Highest contract charge 1.34% Class B     $106.23            --                 --            --        15.03%
      All contract charges                           --            42           $  4,447          0.66%          --
2011  Lowest contract charge 0.70% Class B      $ 93.15            --                 --            --       (16.64)%
      Highest contract charge 1.34% Class B     $ 92.35            --                 --            --       (17.17)%
      All contract charges                           --            34           $  3,102          2.30%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.40% Class B      $115.99            --                 --            --        (3.55)%
      Highest contract charge 1.45% Class B     $135.50            --                 --            --        (4.56)%
      All contract charges                           --         1,434           $180,159          0.10%          --
2014  Lowest contract charge 0.40% Class B      $120.26            --                 --            --        (7.55)%
      Highest contract charge 1.45% Class B     $141.98            --                 --            --        (8.52)%
      All contract charges                           --         1,507           $198,047          1.58%          --
2013  Lowest contract charge 0.40% Class B      $130.08            --                 --            --        18.85%
      Highest contract charge 1.45% Class B     $155.21            --                 --            --        17.60%
      All contract charges                           --         1,611           $231,103          1.13%          --
2012  Lowest contract charge 0.40% Class B(d)   $109.45            --                 --            --         9.20%
      Highest contract charge 1.45% Class B     $131.98            --                 --            --        15.76%
      All contract charges                           --         1,740           $211,658          1.81%          --
2011  Lowest contract charge 0.50% Class B      $ 94.32            --                 --            --       (16.58)%
      Highest contract charge 1.45% Class B     $114.01            --                 --            --       (17.38)%
      All contract charges                           --         1,878           $198,047          1.92%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY(K)
2015  Lowest contract charge 0.50% Class B    $150.54            --                 --            --       (0.13)%
      Highest contract charge 1.45% Class B   $136.72            --                 --            --       (1.08)%
      All contract charges                         --           210           $ 29,443          0.92%         --
2014  Lowest contract charge 0.50% Class B    $150.74            --                 --            --       11.07%
      Highest contract charge 1.45% Class B   $138.21            --                 --            --       10.00%
      All contract charges                         --           226           $ 31,988          1.19%         --
2013  Lowest contract charge 0.70% Class B    $140.10            --                 --            --       30.63%
      Highest contract charge 1.45% Class B   $125.65            --                 --            --       29.66%
      All contract charges                         --           127           $ 16,453          0.50%         --
2012  Lowest contract charge 0.50% Class B    $103.69            --                 --            --       14.41%
      Highest contract charge 1.45% Class B   $ 96.91            --                 --            --       13.32%
      All contract charges                         --           136           $ 13,441          1.09%         --
2011  Lowest contract charge 0.50% Class B    $ 90.63            --                 --            --       (4.71)%
      Highest contract charge 1.45% Class B   $ 85.52            --                 --            --       (5.63)%
      All contract charges                         --           157           $ 13,764          1.03%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY(L)
2015  Lowest contract charge 0.50% Class B    $109.05            --                 --            --        3.51%
      Highest contract charge 1.45% Class B   $159.28            --                 --            --        2.52%
      All contract charges                         --         2,799           $652,035          0.28%         --
2014  Lowest contract charge 0.50% Class B    $105.35            --                 --            --       10.53%
      Highest contract charge 1.45% Class B   $155.36            --                 --            --        9.48%
      All contract charges                         --         2,986           $677,417          0.26%         --
2013  Lowest contract charge 0.50% Class B    $ 95.31            --                 --            --       34.71%
      Highest contract charge 1.45% Class B   $141.91            --                 --            --       33.42%
      All contract charges                         --         1,355           $283,323          0.17%         --
2012  Lowest contract charge 0.50% Class B    $ 70.75            --                 --            --       13.16%
      Highest contract charge 1.45% Class B   $106.36            --                 --            --       12.09%
      All contract charges                         --         1,473           $230,620          0.57%         --
2011  Lowest contract charge 0.50% Class B    $ 62.52            --                 --            --       (4.14)%
      Highest contract charge 1.45% Class B   $ 94.89            --                 --            --       (5.05)%
      All contract charges                         --         1,612           $225,271          0.40%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY(H)
2015  Lowest contract charge 0.70% Class A    $163.67            --                 --            --       (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --                 --            --       (5.41)%
      All contract charges                         --         4,848           $714,601          1.57%         --
2014  Lowest contract charge 0.70% Class A    $171.72            --                 --            --       11.44%
      Highest contract charge 1.45% Class A   $163.49            --                 --            --       10.60%
      All contract charges                         --         5,193           $808,406          1.37%         --
2013  Lowest contract charge 0.70% Class A    $154.09            --                 --            --       31.54%
      Highest contract charge 1.45% Class A   $147.82            --                 --            --       30.55%
      All contract charges                         --         5,346           $751,645          1.05%         --
2012  Lowest contract charge 0.50% Class A    $129.69            --                 --            --       15.28%
      Highest contract charge 1.45% Class A   $113.23            --                 --            --       14.18%
      All contract charges                         --         5,838           $627,943          1.55%         --
2011  Lowest contract charge 0.50% Class A    $112.50            --                 --            --       (5.28)%
      Highest contract charge 1.45% Class A   $ 99.17            --                 --            --       (6.18)%
      All contract charges                         --         6,453           $607,136          1.30%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY(H)
2015  Lowest contract charge 0.40% Class B    $145.41            --                 --            --       (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --                 --            --       (5.25)%
      All contract charges                         --           619           $ 92,983          1.57%         --
2014  Lowest contract charge 0.40% Class B    $152.11            --                 --            --       11.78%
      Highest contract charge 1.30% Class B   $112.66            --                 --            --       10.79%
      All contract charges                         --           682           $108,045          1.37%         --
2013  Lowest contract charge 0.40% Class B    $136.08            --                 --            --       31.95%
      Highest contract charge 1.30% Class B   $101.69            --                 --            --       30.77%
      All contract charges                         --           653           $ 93,695          1.05%         --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                       ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY(H) (CONTINUED)
2012      Lowest contract charge 0.40% Class B(d)       $103.13            --                  --           --         3.04%
          Highest contract charge 1.30% Class B         $ 77.76            --                  --           --        14.37%
          All contract charges                               --           729          $   79,920         1.55%          --
2011      Lowest contract charge 0.50% Class B          $111.04            --                  --           --        (5.55)%
          Highest contract charge 1.30% Class B         $ 67.99            --                  --           --        (6.30)%
          All contract charges                               --           852          $   81,786         1.30%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2015      Lowest contract charge 0.50% Class B          $265.50            --                  --           --        (4.02)%
          Highest contract charge 1.45% Class B         $182.41            --                  --           --        (4.94)%
          All contract charges                               --         2,042          $  467,179         0.75%          --
2014      Lowest contract charge 0.50% Class B          $276.62            --                  --           --        10.32%
          Highest contract charge 1.45% Class B         $191.89            --                  --           --         9.26%
          All contract charges                               --         2,184          $  524,830         0.58%          --
2013      Lowest contract charge 0.50% Class B          $250.75            --                  --           --        32.41%
          Highest contract charge 1.45% Class B         $175.62            --                  --           --        31.15%
          All contract charges                               --         2,362          $  518,799         0.51%          --
2012      Lowest contract charge 0.50% Class B          $189.37            --                  --           --        18.03%
          Highest contract charge 1.45% Class B         $133.91            --                  --           --        16.90%
          All contract charges                               --         2,547          $  426,205         1.21%          --
2011      Lowest contract charge 0.50% Class B          $160.44            --                  --           --        (9.88)%
          Highest contract charge 1.45% Class B         $114.55            --                  --           --       (10.74)%
          All contract charges                               --         2,799          $  399,994         0.84%          --
AXA MODERATE ALLOCATION
2015      Lowest contract charge 0.70% Class A          $201.82            --                  --           --        (1.58)%
          Highest contract charge 1.45% Class A         $154.60            --                  --           --        (2.32)%
          All contract charges                               --        12,791          $1,164,680         0.82%          --
2014      Lowest contract charge 0.70% Class A          $205.05            --                  --           --         2.31%
          Highest contract charge 1.45% Class A         $158.27            --                  --           --         1.53%
          All contract charges                               --        13,795          $1,271,667         1.09%          --
2013      Lowest contract charge 0.70% Class A          $200.42            --                  --           --        12.32%
          Highest contract charge 1.45% Class A         $155.88            --                  --           --        11.48%
          All contract charges                               --        14,831          $1,331,767         1.61%          --
2012      Lowest contract charge 0.50% Class A          $111.06            --                  --           --         8.26%
          Highest contract charge 1.45% Class A         $139.83            --                  --           --         7.22%
          All contract charges                               --        16,009          $1,275,105         0.78%          --
2011      Lowest contract charge 0.50% Class A          $102.59            --                  --           --        (2.64)%
          Highest contract charge 1.45% Class A         $130.42            --                  --           --        (3.56)%
          All contract charges                               --        17,152          $1,263,112         1.69%          --
AXA MODERATE ALLOCATION
2015      Lowest contract charge 0.40% Class B          $116.89            --                  --           --        (1.28)%
          Highest contract charge 1.30% Class B         $115.98            --                  --           --        (2.16)%
          All contract charges                               --         3,011          $  443,187         0.82%          --
2014      Lowest contract charge 0.40% Class B          $118.40            --                  --           --         2.62%
          Highest contract charge 1.30% Class B         $118.54            --                  --           --         1.71%
          All contract charges                               --         2,887          $  432,074         1.09%          --
2013      Lowest contract charge 0.40% Class B          $115.38            --                  --           --        12.65%
          Highest contract charge 1.30% Class B         $116.55            --                  --           --        11.66%
          All contract charges                               --         2,631          $  385,285         1.61%          --
2012      Lowest contract charge 0.40% Class B(d)       $102.42            --                  --           --         2.26%
          Highest contract charge 1.30% Class B         $104.38            --                  --           --         7.40%
          All contract charges                               --         2,366          $  307,939         0.78%          --
2011      Lowest contract charge 0.50% Class B          $118.42            --                  --           --        (2.88)%
          Highest contract charge 1.30% Class B         $ 97.19            --                  --           --        (3.65)%
          All contract charges                               --         2,171          $  261,855         1.69%          --
AXA MODERATE GROWTH STRATEGY
2015      Lowest contract charge 0.50% Class B          $125.27            --                  --           --        (1.28)%
          Highest contract charge 1.45% Class B         $120.97            --                  --           --        (2.23)%
          All contract charges                               --           304          $   37,073         1.26%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2014  Lowest contract charge 0.50% Class B       $126.90            --                  --           --        4.48%
      Highest contract charge 1.45% Class B      $123.73            --                  --           --        3.49%
      All contract charges                            --           204          $   25,397         1.56%         --
2013  Lowest contract charge 0.50% Class B       $121.46            --                  --           --       16.30%
      Highest contract charge 1.45% Class B      $119.56            --                  --           --       15.19%
      All contract charges                            --           103          $   12,401         3.60%         --
2012  Lowest contract charge 0.50% Class B(c)    $104.44            --                  --           --        6.29%
      Highest contract charge 1.45% Class B(c)   $103.79            --                  --           --        5.70%
      All contract charges                            --            24          $    2,581         1.62%         --
AXA MODERATE-PLUS ALLOCATION
2015  Lowest contract charge 0.50% Class B       $178.48            --                  --           --       (1.78)%
      Highest contract charge 1.45% Class B      $158.68            --                  --           --       (2.72)%
      All contract charges                            --         6,504          $1,044,145         0.90%         --
2014  Lowest contract charge 0.50% Class B       $181.72            --                  --           --        3.25%
      Highest contract charge 1.45% Class B      $163.12            --                  --           --        2.26%
      All contract charges                            --         6,570          $1,080,414         1.32%         --
2013  Lowest contract charge 0.50% Class B       $176.00            --                  --           --       19.19%
      Highest contract charge 1.45% Class B      $159.51            --                  --           --       18.05%
      All contract charges                            --         6,592          $1,057,036         2.15%         --
2012  Lowest contract charge 0.50% Class B       $147.66            --                  --           --       10.96%
      Highest contract charge 1.45% Class B      $135.12            --                  --           --        9.91%
      All contract charges                            --         6,573          $  890,720         0.81%         --
2011  Lowest contract charge 0.50% Class B       $133.07            --                  --           --       (5.43)%
      Highest contract charge 1.45% Class B      $122.94            --                  --           --       (6.34)%
      All contract charges                            --         6,568          $  807,708         1.45%         --
AXA SMARTBETA EQUITY
2015  Lowest contract charge 0.90% Class B(o)    $ 95.76            --                  --           --       (2.94)%
      Highest contract charge 1.25% Class B(o)   $ 95.54            --                  --           --       (3.15)%
      All contract charges                            --            --          $       74         3.31%         --
AXA/AB DYNAMIC MODERATE GROWTH
2015  Lowest contract charge 0.50% Class B       $123.65            --                  --           --       (1.11)%
      Highest contract charge 1.34% Class B      $119.89            --                  --           --       (1.95)%
      All contract charges                            --           120          $   14,425         0.80%         --
2014  Lowest contract charge 0.50% Class B(c)    $125.04            --                  --           --        4.25%
      Highest contract charge 1.34% Class B      $122.27            --                  --           --        3.37%
      All contract charges                            --            95          $   11,621         1.09%         --
2013  Lowest contract charge 0.70% Class B       $119.54            --                  --           --       15.35%
      Highest contract charge 1.34% Class B      $118.28            --                  --           --       14.61%
      All contract charges                            --            46          $    5,435         0.42%         --
2012  Lowest contract charge 0.70% Class B(c)    $103.63            --                  --           --        6.00%
      Highest contract charge 1.34% Class B(c)   $103.20            --                  --           --        5.62%
      All contract charges                            --            13          $    1,420         0.72%         --
AXA/AB SMALL CAP GROWTH
2015  Lowest contract charge 0.70% Class A       $272.48            --                  --           --       (3.59)%
      Highest contract charge 1.45% Class A      $223.69            --                  --           --       (4.32)%
      All contract charges                            --           887          $  276,150         0.05%         --
2014  Lowest contract charge 0.70% Class A       $282.62            --                  --           --        2.85%
      Highest contract charge 1.45% Class A      $233.78            --                  --           --        2.07%
      All contract charges                            --           955          $  310,247         0.06%         --
2013  Lowest contract charge 0.70% Class A       $274.79            --                  --           --       37.20%
      Highest contract charge 1.45% Class A      $229.03            --                  --           --       36.17%
      All contract charges                            --         1,032          $  327,707         0.05%         --
2012  Lowest contract charge 0.50% Class A       $136.80            --                  --           --       15.01%
      Highest contract charge 1.45% Class A      $168.20            --                  --           --       13.91%
      All contract charges                            --         1,112          $  259,067         0.21%         --
2011  Lowest contract charge 0.50% Class A       $118.95            --                  --           --       (0.89)%
      Highest contract charge 1.45% Class A      $147.66            --                  --           --       (1.84)%
      All contract charges                            --         1,220          $  249,306         0.00%         --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/AB SMALL CAP GROWTH
2015     Lowest contract charge 0.50% Class B          $179.11           --                  --            --        (3.39)%
         Highest contract charge 1.30% Class B         $171.87           --                  --            --        (4.16)%
         All contract charges                               --          250             $55,409          0.05%          --
2014     Lowest contract charge 0.50% Class B          $185.40           --                  --            --         3.06%
         Highest contract charge 1.30% Class B         $179.33           --                  --            --         2.25%
         All contract charges                               --          248             $58,063          0.06%          --
2013     Lowest contract charge 0.50% Class B          $179.90           --                  --            --        37.49%
         Highest contract charge 1.30% Class B         $175.39           --                  --            --        36.39%
         All contract charges                               --          250             $58,082          0.05%          --
2012     Lowest contract charge 0.50% Class B          $130.85           --                  --            --        15.00%
         Highest contract charge 1.30% Class B         $128.59           --                  --            --        14.10%
         All contract charges                               --          248             $42,946          0.21%          --
2011     Lowest contract charge 0.50% Class B          $113.78           --                  --            --        (1.14)%
         Highest contract charge 1.30% Class B         $112.70           --                  --            --        (1.92)%
         All contract charges                               --          255             $39,148          0.00%          --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
2015     Lowest contract charge 0.50% Class B(o)       $ 97.98           --                  --            --        (2.28)%
         Highest contract charge 1.25% Class B(o)      $ 97.51           --                  --            --        (2.72)%
         All contract charges                               --            7             $   678          3.46%          --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2015     Lowest contract charge 0.40% Class B          $119.06           --                  --            --        (3.42)%
         Highest contract charge 1.45% Class B         $121.39           --                  --            --        (4.44)%
         All contract charges                               --          710             $87,422          2.32%          --
2014     Lowest contract charge 0.40% Class B          $123.27           --                  --            --         5.77%
         Highest contract charge 1.45% Class B         $127.03           --                  --            --         4.65%
         All contract charges                               --          722             $92,522          2.38%          --
2013     Lowest contract charge 0.40% Class B          $116.54           --                  --            --        14.12%
         Highest contract charge 1.45% Class B         $121.38           --                  --            --        12.92%
         All contract charges                               --          664             $81,308          2.40%          --
2012     Lowest contract charge 0.40% Class B(d)       $102.12           --                  --            --         2.16%
         Highest contract charge 1.45% Class B         $107.49           --                  --            --         9.61%
         All contract charges                               --          669             $72,627          3.08%          --
2011     Lowest contract charge 0.50% Class B          $103.19           --                  --            --        (0.42)%
         Highest contract charge 1.45% Class B         $ 98.07           --                  --            --        (1.37)%
         All contract charges                               --          717             $70,812          3.23%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B          $138.59           --                  --            --        (7.01)%
         Highest contract charge 1.45% Class B         $126.74           --                  --            --        (7.89)%
         All contract charges                               --          127             $16,276          0.23%          --
2014     Lowest contract charge 0.50% Class B          $149.03           --                  --            --         1.62%
         Highest contract charge 1.45% Class B         $137.60           --                  --            --         0.64%
         All contract charges                               --          137             $18,940          0.02%          --
2013     Lowest contract charge 0.50% Class B          $146.66           --                  --            --        36.00%
         Highest contract charge 1.45% Class B         $136.72           --                  --            --        34.70%
         All contract charges                               --          144             $19,941          0.11%          --
2012     Lowest contract charge 0.50% Class B          $107.84           --                  --            --        16.24%
         Highest contract charge 1.45% Class B         $101.50           --                  --            --        15.13%
         All contract charges                               --          148             $15,132          0.72%          --
2011     Lowest contract charge 0.50% Class B          $ 92.77           --                  --            --       (10.03)%
         Highest contract charge 1.45% Class B         $ 88.16           --                  --            --       (10.89)%
         All contract charges                               --          156             $13,851          0.14%          --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B          $113.98           --                  --            --        (3.28)%
         Highest contract charge 1.34% Class B         $105.94           --                  --            --        (4.10)%
         All contract charges                               --          646             $69,206          1.24%          --
2014     Lowest contract charge 0.50% Class B          $117.85           --                  --            --         4.94%
         Highest contract charge 1.34% Class B         $110.47           --                  --            --         4.06%
         All contract charges                               --          646             $72,011          1.75%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE        (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ----------   ----------------- ----------------- ------------- --------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY (CONTINUED)
2013     Lowest contract charge 0.50% Class B         $112.30             --                  --            --        22.68%
         Highest contract charge 1.34% Class B        $106.16             --                  --            --        21.63%
         All contract charges                              --            599             $64,174          1.18%          --
2012     Lowest contract charge 0.50% Class B         $ 91.54             --                  --            --        14.14%
         Highest contract charge 1.34% Class B        $ 87.28             --                  --            --        13.19%
         All contract charges                              --            589             $51,679          1.81%          --
2011     Lowest contract charge 0.50% Class B         $ 80.20             --                  --            --        (4.92)%
         Highest contract charge 1.34% Class B        $ 77.11             --                  --            --        (5.72)%
         All contract charges                              --            598             $46,424          1.83%          --
AXA/HORIZON SMALL CAP VALUE
2015     Lowest contract charge 0.50% Class B(o)      $ 87.72             --                  --            --       (11.70)%
         Highest contract charge 1.20% Class B(o)     $ 87.33             --                  --            --       (12.07)%
         All contract charges                              --              1             $    76          0.81%          --
AXA/LOOMIS SAYLES GROWTH
2015     Lowest contract charge 0.40% Class B         $151.19             --                  --            --        11.08%
         Highest contract charge 1.45% Class B        $204.55             --                  --            --         9.91%
         All contract charges                              --            223             $45,979          0.12%          --
2014     Lowest contract charge 0.40% Class B         $136.11             --                  --            --         7.39%
         Highest contract charge 1.45% Class B        $186.11             --                  --            --         6.26%
         All contract charges                              --            223             $42,010          0.11%          --
2013     Lowest contract charge 0.40% Class B         $126.74             --                  --            --        26.75%
         Highest contract charge 1.45% Class B        $175.15             --                  --            --        25.43%
         All contract charges                              --            255             $44,612          0.81%          --
2012     Lowest contract charge 0.40% Class B(d)      $ 99.99             --                  --            --        (0.22)%
         Highest contract charge 1.45% Class B        $139.64             --                  --            --        10.94%
         All contract charges                              --            277             $38,861          0.84%          --
2011     Lowest contract charge 0.70% Class B         $132.95             --                  --            --         2.16%
         Highest contract charge 1.45% Class B        $125.87             --                  --            --         1.39%
         All contract charges                              --            295             $37,352          0.50%          --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B         $136.64             --                  --            --        (2.87)%
         Highest contract charge 1.45% Class B        $124.96             --                  --            --        (3.80)%
         All contract charges                              --            203             $25,859          1.81%          --
2014     Lowest contract charge 0.50% Class B         $140.68             --                  --            --         9.16%
         Highest contract charge 1.45% Class B        $129.89             --                  --            --         8.11%
         All contract charges                              --            225             $29,735          1.75%          --
2013     Lowest contract charge 0.50% Class B         $128.88             --                  --            --        28.62%
         Highest contract charge 1.45% Class B        $120.15             --                  --            --        27.40%
         All contract charges                              --            251             $30,649          0.70%          --
2012     Lowest contract charge 0.50% Class B         $100.20             --                  --            --        13.63%
         Highest contract charge 1.45% Class B        $ 94.31             --                  --            --        12.54%
         All contract charges                              --            277             $26,266          1.35%          --
2011     Lowest contract charge 0.50% Class B         $ 88.18             --                  --            --        (4.93)%
         Highest contract charge 1.45% Class B        $ 83.80             --                  --            --        (5.83)%
         All contract charges                              --            308             $25,979          0.90%          --
AXA/PACIFIC GLOBAL SMALL CAP VALUE
2015     Lowest contract charge 0.50% Class B(o)      $ 80.96             --                  --            --       (17.53)%
         Highest contract charge 1.25% Class B(o)     $ 80.57             --                  --            --       (17.91)%
         All contract charges                              --              1             $   121          0.22%          --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B         $119.61             --                  --            --        (3.12)%
         Highest contract charge 1.45% Class B        $109.38             --                  --            --        (4.05)%
         All contract charges                              --            399             $44,162          0.00%          --
2014     Lowest contract charge 0.50% Class B         $123.46             --                  --            --         0.59%
         Highest contract charge 1.45% Class B        $114.00             --                  --            --        (0.37)%
         All contract charges                              --            405             $46,619          1.40%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                                   YEARS ENDED DECEMBER 31,
                                                            ------------------------------------------------------------
                                                                       UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT
                                                            UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO*
                                                            ---------- ----------------- ----------------- -------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
2013        Lowest contract charge 0.50% Class B             $122.73           --                  --            --
            Highest contract charge 1.45% Class B            $114.42           --                  --            --
            All contract charges                                  --          394             $45,428          0.82%
2012        Lowest contract charge 0.50% Class B             $ 97.17           --                  --            --
            Highest contract charge 1.45% Class B            $ 91.46           --                  --            --
            All contract charges                                  --          379             $34,837          1.35%
2011        Lowest contract charge 0.50% Class B             $ 81.83           --                  --            --
            Highest contract charge 1.45% Class B            $ 77.77           --                  --            --
            All contract charges                                  --          375             $29,358          1.82%
CHARTER/SM/ INTERNATIONAL MODERATE
2015        Lowest contract charge 0.50% Class B(o)          $ 91.98           --                  --            --
            Highest contract charge 1.20% Class B(o)         $ 91.57           --                  --            --
            All contract charges                                  --           --             $    23          3.08%
CHARTER/SM/ MULTI-SECTOR BOND
2015        Lowest contract charge 0.70% Class A             $117.49           --                  --            --
            Highest contract charge 1.45% Class A            $ 95.73           --                  --            --
            All contract charges                                  --          401             $65,307          1.52%
2014        Lowest contract charge 0.70% Class A             $119.08           --                  --            --
            Highest contract charge 1.45% Class A            $ 97.76           --                  --            --
            All contract charges                                  --          433             $72,235          2.48%
2013        Lowest contract charge 0.70% Class A             $117.13           --                  --            --
            Highest contract charge 1.45% Class A            $ 96.89           --                  --            --
            All contract charges                                  --          476             $78,335          3.40%
2012        Lowest contract charge 0.50% Class A             $102.94           --                  --            --
            Highest contract charge 1.45% Class A            $ 99.32           --                  --            --
            All contract charges                                  --          520             $87,757          2.29%
2011        Lowest contract charge 0.50% Class A             $ 98.22           --                  --            --
            Highest contract charge 1.45% Class A            $ 95.68           --                  --            --
            All contract charges                                  --          546             $88,897          3.96%
CHARTER/SM/ MULTI-SECTOR BOND
2015        Lowest contract charge 0.50% Class B             $132.49           --                  --            --
            Highest contract charge 1.30% Class B            $ 93.86           --                  --            --
            All contract charges                                  --          256             $26,346          1.52%
2014        Lowest contract charge 0.50% Class B             $134.01           --                  --            --
            Highest contract charge 1.30% Class B            $ 95.70           --                  --            --
            All contract charges                                  --          262             $27,445          2.48%
2013        Lowest contract charge 0.50% Class B             $131.54           --                  --            --
            Highest contract charge 1.30% Class B            $ 94.68           --                  --            --
            All contract charges                                  --          275             $28,502          3.40%
2012        Lowest contract charge 0.50% Class B             $133.36           --                  --            --
            Highest contract charge 1.30% Class B            $ 96.76           --                  --            --
            All contract charges                                  --          300             $31,613          2.29%
2011        Lowest contract charge 0.50% Class B             $127.26           --                  --            --
            Highest contract charge 1.30% Class B            $ 93.07           --                  --            --
            All contract charges                                  --          289             $29,574          3.96%
CHARTER/SM/ REAL ASSETS
2015        Lowest contract charge 1.20% Class B(o)          $ 86.47           --                  --            --
            Highest contract charge 1.25% Class B(o)         $ 86.44           --                  --            --
            All contract charges                                  --           --             $    13          2.81%
CHARTER/SM/ SMALL CAP GROWTH
2015        Lowest contract charge 0.50% Class B             $168.45           --                  --            --
            Highest contract charge 1.45% Class B            $151.25           --                  --            --
            All contract charges                                  --          265             $40,398          0.26%
2014        Lowest contract charge 0.70% Class B             $176.51           --                  --            --
            Highest contract charge 1.45% Class B            $163.35           --                  --            --
            All contract charges                                  --          288             $47,082          0.00%

                                                --------
                                                 TOTAL
                                                RETURN**
                                                --------

Lowest contract charge 0.50% Class B              26.30%
Highest contract charge 1.45% Class B             25.10%
All contract charges                                 --
Lowest contract charge 0.50% Class B              18.75%
Highest contract charge 1.45% Class B             17.60%
All contract charges                                 --
Lowest contract charge 0.50% Class B              (8.76)%
Highest contract charge 1.45% Class B             (9.62)%
All contract charges                                 --

Lowest contract charge 0.50% Class B(o)           (6.45)%
Highest contract charge 1.20% Class B(o)          (6.85)%
All contract charges                                 --

Lowest contract charge 0.70% Class A              (1.34)%
Highest contract charge 1.45% Class A             (2.08)%
All contract charges                                 --
Lowest contract charge 0.70% Class A               1.66%
Highest contract charge 1.45% Class A              0.90%
All contract charges                                 --
Lowest contract charge 0.70% Class A              (1.70)%
Highest contract charge 1.45% Class A             (2.45)%
All contract charges                                 --
Lowest contract charge 0.50% Class A               4.81%
Highest contract charge 1.45% Class A              3.80%
All contract charges                                 --
Lowest contract charge 0.50% Class A               4.80%
Highest contract charge 1.45% Class A              3.81%
All contract charges                                 --

Lowest contract charge 0.50% Class B              (1.13)%
Highest contract charge 1.30% Class B             (1.92)%
All contract charges                                 --
Lowest contract charge 0.50% Class B               1.88%
Highest contract charge 1.30% Class B              1.08%
All contract charges                                 --
Lowest contract charge 0.50% Class B              (1.36)%
Highest contract charge 1.30% Class B             (2.15)%
All contract charges                                 --
Lowest contract charge 0.50% Class B               4.79%
Highest contract charge 1.30% Class B              3.96%
All contract charges                                 --
Lowest contract charge 0.50% Class B               4.55%
Highest contract charge 1.30% Class B              3.72%
All contract charges                                 --

Lowest contract charge 1.20% Class B(o)          (12.49)%
Highest contract charge 1.25% Class B(o)         (12.52)%
All contract charges                                 --

Lowest contract charge 0.50% Class B              (6.52)%
Highest contract charge 1.45% Class B             (7.41)%
All contract charges                                 --
Lowest contract charge 0.70% Class B              (3.29)%
Highest contract charge 1.45% Class B             (4.02)%
All contract charges                                 --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
CHARTER/SM/ SMALL CAP GROWTH (CONTINUED)
2013  Lowest contract charge 0.50% Class B    $185.94            --                 --            --        47.03%
      Highest contract charge 1.45% Class B   $170.19            --                 --            --        45.64%
      All contract charges                         --           340           $ 57,990          0.00%          --
2012  Lowest contract charge 0.50% Class B    $126.46            --                 --            --        10.81%
      Highest contract charge 1.45% Class B   $116.86            --                 --            --         9.76%
      All contract charges                         --           327           $ 38,523          0.00%          --
2011  Lowest contract charge 0.50% Class B    $114.12            --                 --            --       (16.10)%
      Highest contract charge 1.45% Class B   $106.47            --                 --            --       (16.90)%
      All contract charges                         --           365           $ 39,106          0.00%          --
CHARTER/SM /SMALL CAP VALUE
2015  Lowest contract charge 0.50% Class B    $219.62            --                 --            --       (13.57)%
      Highest contract charge 1.45% Class B   $156.45            --                 --            --       (14.40)%
      All contract charges                         --           504           $101,765          0.51%          --
2014  Lowest contract charge 0.50% Class B    $254.09            --                 --            --        (5.58)%
      Highest contract charge 1.45% Class B   $182.76            --                 --            --        (6.48)%
      All contract charges                         --           537           $126,327          0.16%          --
2013  Lowest contract charge 0.50% Class B    $269.12            --                 --            --        42.01%
      Highest contract charge 1.45% Class B   $195.43            --                 --            --        40.65%
      All contract charges                         --           592           $148,120          0.55%          --
2012  Lowest contract charge 0.50% Class B    $189.51            --                 --            --        16.19%
      Highest contract charge 1.45% Class B   $138.95            --                 --            --        15.08%
      All contract charges                         --           629           $112,152          0.58%          --
2011  Lowest contract charge 0.50% Class B    $163.11            --                 --            --        (9.47)%
      Highest contract charge 1.45% Class B   $120.74            --                 --            --       (10.34)%
      All contract charges                         --           696           $107,551          0.07%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2015  Lowest contract charge 0.50% Class B    $220.27            --                 --            --        (6.62)%
      Highest contract charge 1.45% Class B   $236.23            --                 --            --        (7.51)%
      All contract charges                         --         2,398           $648,716          1.31%          --
2014  Lowest contract charge 0.50% Class B    $235.89            --                 --            --         9.16%
      Highest contract charge 1.45% Class B   $255.41            --                 --            --         8.11%
      All contract charges                         --         2,356           $693,101          1.09%          --
2013  Lowest contract charge 0.50% Class B    $216.10            --                 --            --        37.04%
      Highest contract charge 1.45% Class B   $236.25            --                 --            --        35.74%
      All contract charges                         --         2,291           $629,177          1.65%          --
2012  Lowest contract charge 0.50% Class B    $157.69            --                 --            --        13.06%
      Highest contract charge 1.45% Class B   $174.05            --                 --            --        11.99%
      All contract charges                         --         2,239           $456,812          1.59%          --
2011  Lowest contract charge 0.50% Class B    $139.47            --                 --            --        (3.59)%
      Highest contract charge 1.45% Class B   $155.42            --                 --            --        (4.51)%
      All contract charges                         --         2,193           $402,728          1.27%          --
EQ/BOSTON ADVISORS EQUITY INCOME
2015  Lowest contract charge 0.50% Class B    $186.71            --                 --            --        (2.19)%
      Highest contract charge 1.45% Class B   $167.65            --                 --            --        (3.13)%
      All contract charges                         --           604           $102,239          1.58%          --
2014  Lowest contract charge 0.50% Class B    $190.90            --                 --            --         8.13%
      Highest contract charge 1.45% Class B   $173.06            --                 --            --         7.09%
      All contract charges                         --           630           $109,337          1.56%          --
2013  Lowest contract charge 0.50% Class B    $176.55            --                 --            --        31.10%
      Highest contract charge 1.45% Class B   $161.60            --                 --            --        29.85%
      All contract charges                         --           649           $105,279          2.16%          --
2012  Lowest contract charge 0.50% Class B    $134.67            --                 --            --        17.15%
      Highest contract charge 1.45% Class B   $124.45            --                 --            --        16.02%
      All contract charges                         --           564           $ 70,741          2.09%          --
2011  Lowest contract charge 0.50% Class B    $114.96            --                 --            --        (0.90)%
      Highest contract charge 1.45% Class B   $107.27            --                 --            --        (1.84)%
      All contract charges                         --           516           $ 55,550          1.86%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/CALVERT SOCIALLY RESPONSIBLE
2015  Lowest contract charge 0.00% Class B(p)   $162.21            --                  --           --       (4.35)%
      Highest contract charge 1.45% Class B     $165.49            --                  --           --       (0.98)%
      All contract charges                           --           329          $   43,199         1.02%         --
2014  Lowest contract charge 0.40% Class B      $153.55            --                  --           --       13.15%
      Highest contract charge 1.45% Class B     $167.13            --                  --           --       11.96%
      All contract charges                           --           326          $   43,049         0.82%         --
2013  Lowest contract charge 0.40% Class B      $135.70            --                  --           --       33.80%
      Highest contract charge 1.45% Class B     $149.27            --                  --           --       32.38%
      All contract charges                           --           312          $   36,819         0.79%         --
2012  Lowest contract charge 0.40% Class B(d)   $101.42            --                  --           --        1.04%
      Highest contract charge 1.45% Class B     $112.76            --                  --           --       15.05%
      All contract charges                           --           301          $   26,789         1.00%         --
2011  Lowest contract charge 0.50% Class B      $ 75.24            --                  --           --       (0.24)%
      Highest contract charge 1.35% Class B     $ 76.58            --                  --           --       (1.07)%
      All contract charges                           --           304          $   23,549         0.38%         --
EQ/CAPITAL GUARDIAN RESEARCH
2015  Lowest contract charge 0.70% Class B      $219.27            --                  --           --        1.20%
      Highest contract charge 1.45% Class B     $193.68            --                  --           --        0.43%
      All contract charges                           --         1,011          $  193,583         0.57%         --
2014  Lowest contract charge 0.70% Class B      $216.67            --                  --           --        9.74%
      Highest contract charge 1.45% Class B     $192.85            --                  --           --        8.91%
      All contract charges                           --         1,058          $  203,147         0.70%         --
2013  Lowest contract charge 0.70% Class B      $197.44            --                  --           --       30.84%
      Highest contract charge 1.45% Class B     $177.07            --                  --           --       29.85%
      All contract charges                           --         1,151          $  203,683         1.45%         --
2012  Lowest contract charge 0.70% Class B      $150.90            --                  --           --       16.59%
      Highest contract charge 1.45% Class B     $136.36            --                  --           --       15.71%
      All contract charges                           --         1,220          $  166,755         0.91%         --
2011  Lowest contract charge 0.70% Class B      $129.43            --                  --           --        3.27%
      Highest contract charge 1.45% Class B     $117.85            --                  --           --        2.50%
      All contract charges                           --         1,313          $  155,656         0.71%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.70% Class A      $225.87            --                  --           --       (0.76)%
      Highest contract charge 1.45% Class A     $155.18            --                  --           --       (1.50)%
      All contract charges                           --         4,237          $2,036,713         1.35%         --
2014  Lowest contract charge 0.70% Class A      $227.59            --                  --           --       11.27%
      Highest contract charge 1.45% Class A     $157.55            --                  --           --       10.43%
      All contract charges                           --         4,600          $2,238,543         1.22%         --
2013  Lowest contract charge 0.70% Class A      $204.53            --                  --           --       31.54%
      Highest contract charge 1.45% Class A     $142.67            --                  --           --       30.55%
      All contract charges                           --         5,042          $2,214,801         1.28%         --
2012  Lowest contract charge 0.50% Class A      $102.86            --                  --           --       15.02%
      Highest contract charge 1.45% Class A     $109.28            --                  --           --       13.92%
      All contract charges                           --         5,579          $1,869,594         1.54%         --
2011  Lowest contract charge 0.50% Class A      $ 89.43            --                  --           --        0.28%
      Highest contract charge 1.45% Class A     $ 95.93            --                  --           --       (0.68)%
      All contract charges                           --         6,234          $1,826,842         1.45%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.40% Class B      $149.47            --                  --           --       (0.46)%
      Highest contract charge 1.30% Class B     $137.96            --                  --           --       (1.34)%
      All contract charges                           --           870          $  130,043         1.35%         --
2014  Lowest contract charge 0.40% Class B      $150.16            --                  --           --       11.61%
      Highest contract charge 1.30% Class B     $139.83            --                  --           --       10.61%
      All contract charges                           --           888          $  134,632         1.22%         --
2013  Lowest contract charge 0.40% Class B      $134.54            --                  --           --       31.94%
      Highest contract charge 1.30% Class B     $126.42            --                  --           --       30.76%
      All contract charges                           --           908          $  125,249         1.28%         --
2012  Lowest contract charge 0.40% Class B(d)   $101.97            --                  --           --        1.74%
      Highest contract charge 1.30% Class B     $ 96.68            --                  --           --       14.12%
      All contract charges                           --           895          $   93,945         1.54%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2011  Lowest contract charge 0.50% Class B       $ 86.56            --                 --            --         0.03%
      Highest contract charge 1.30% Class B      $ 84.72            --                 --            --        (0.76)%
      All contract charges                            --           981           $ 90,393          1.45%          --
EQ/CORE BOND INDEX
2015  Lowest contract charge 0.40% Class B       $101.08            --                 --            --         0.04%
      Highest contract charge 1.45% Class B      $112.94            --                 --            --        (1.03)%
      All contract charges                            --           963           $110,934          1.50%          --
2014  Lowest contract charge 0.40% Class B       $101.04            --                 --            --         2.01%
      Highest contract charge 1.45% Class B      $114.11            --                 --            --         0.94%
      All contract charges                            --           956           $111,253          1.30%          --
2013  Lowest contract charge 0.40% Class B       $ 99.05            --                 --            --        (1.99)%
      Highest contract charge 1.45% Class B      $113.05            --                 --            --        (3.02)%
      All contract charges                            --           981           $112,879          1.15%          --
2012  Lowest contract charge 0.40% Class B(d)    $101.06            --                 --            --         1.02%
      Highest contract charge 1.45% Class B      $116.57            --                 --            --         1.66%
      All contract charges                            --         1,022           $120,948          1.43%          --
2011  Lowest contract charge 0.50% Class B       $126.30            --                 --            --         4.28%
      Highest contract charge 1.45% Class B      $114.67            --                 --            --         3.29%
      All contract charges                            --         1,056           $122,833          1.85%          --
EQ/EMERGING MARKETS EQUITY PLUS
2015  Lowest contract charge 0.50% Class B       $ 74.51            --                 --            --       (18.56)%
      Highest contract charge 1.34% Class B      $ 72.86            --                 --            --       (19.25)%
      All contract charges                            --            54           $  3,974          0.74%          --
2014  Lowest contract charge 0.50% Class B       $ 91.49            --                 --            --        (3.64)%
      Highest contract charge 1.34% Class B      $ 90.22            --                 --            --        (4.46)%
      All contract charges                            --            33           $  3,010          0.73%          --
2013  Lowest contract charge 0.50% Class B(e)    $ 94.95            --                 --            --        (4.18)%
      Highest contract charge 1.34% Class B(e)   $ 94.43            --                 --            --        (4.67)%
      All contract charges                            --            12           $  1,233          1.05%          --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.70% Class A       $250.07            --                 --            --         0.09%
      Highest contract charge 1.45% Class A      $173.28            --                 --            --        (0.66)%
      All contract charges                            --         2,050           $923,739          1.64%          --
2014  Lowest contract charge 0.70% Class A       $249.84            --                 --            --        12.19%
      Highest contract charge 1.45% Class A      $174.44            --                 --            --        11.34%
      All contract charges                            --         2,097           $950,100          1.41%          --
2013  Lowest contract charge 0.70% Class A       $222.70            --                 --            --        30.59%
      Highest contract charge 1.45% Class A      $156.67            --                 --            --        29.60%
      All contract charges                            --         2,171           $883,708          1.48%          --
2012  Lowest contract charge 0.50% Class A       $112.35            --                 --            --        14.65%
      Highest contract charge 1.45% Class A      $120.89            --                 --            --        13.57%
      All contract charges                            --         2,282           $715,915          1.69%          --
2011  Lowest contract charge 0.50% Class A       $ 97.99            --                 --            --         1.26%
      Highest contract charge 1.45% Class A      $106.45            --                 --            --         0.29%
      All contract charges                            --         2,408           $665,749          1.68%          --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.40% Class B       $149.79            --                 --            --         0.39%
      Highest contract charge 1.30% Class B      $152.10            --                 --            --        (0.51)%
      All contract charges                            --         1,478           $245,385          1.64%          --
2014  Lowest contract charge 0.40% Class B       $149.21            --                 --            --        12.53%
      Highest contract charge 1.30% Class B      $152.88            --                 --            --        11.52%
      All contract charges                            --         1,253           $207,743          1.41%          --
2013  Lowest contract charge 0.40% Class B       $132.60            --                 --            --        30.99%
      Highest contract charge 1.30% Class B      $137.09            --                 --            --        29.83%
      All contract charges                            --         1,095           $162,807          1.48%          --
2012  Lowest contract charge 0.40% Class B(d)    $101.23            --                 --            --         1.05%
      Highest contract charge 1.30% Class B      $105.59            --                 --            --        13.75%
      All contract charges                            --           986           $112,301          1.69%          --
2011  Lowest contract charge 0.50% Class B       $ 96.88            --                 --            --         1.01%
      Highest contract charge 1.30% Class B      $ 92.83            --                 --            --         0.21%
      All contract charges                            --           937           $ 94,390          1.68%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/GAMCO MERGERS AND ACQUISITIONS
2015  Lowest contract charge 0.50% Class B       $158.62            --                 --            --        2.10%
      Highest contract charge 1.34% Class B      $144.91            --                 --            --        1.24%
      All contract charges                            --           127           $ 18,277          0.00%         --
2014  Lowest contract charge 0.50% Class B       $155.35            --                 --            --        1.13%
      Highest contract charge 1.34% Class B      $143.13            --                 --            --        0.28%
      All contract charges                            --           141           $ 20,188          0.00%         --
2013  Lowest contract charge 0.50% Class B       $153.61            --                 --            --       10.43%
      Highest contract charge 1.45% Class B      $141.35            --                 --            --        9.37%
      All contract charges                            --           149           $ 21,110          0.42%         --
2012  Lowest contract charge 0.50% Class B       $139.10            --                 --            --        4.72%
      Highest contract charge 1.45% Class B      $129.24            --                 --            --        3.72%
      All contract charges                            --           150           $ 19,467          0.00%         --
2011  Lowest contract charge 0.50% Class B       $132.83            --                 --            --        0.84%
      Highest contract charge 1.45% Class B      $124.60            --                 --            --       (0.12)%
      All contract charges                            --           159           $ 19,826          0.18%         --
EQ/GAMCO SMALL COMPANY VALUE
2015  Lowest contract charge 0.40% Class B       $144.27            --                 --            --       (6.08)%
      Highest contract charge 1.45% Class B      $261.31            --                 --            --       (7.07)%
      All contract charges                            --         2,669           $692,281          0.54%         --
2014  Lowest contract charge 0.40% Class B       $153.61            --                 --            --        2.66%
      Highest contract charge 1.45% Class B      $281.18            --                 --            --        1.57%
      All contract charges                            --         2,576           $717,726          0.28%         --
2013  Lowest contract charge 0.40% Class B       $149.63            --                 --            --       38.56%
      Highest contract charge 1.45% Class B      $276.83            --                 --            --       37.10%
      All contract charges                            --         2,476           $678,585          0.28%         --
2012  Lowest contract charge 0.40% Class B(d)    $107.99            --                 --            --        7.26%
      Highest contract charge 1.45% Class B      $201.92            --                 --            --       16.14%
      All contract charges                            --         2,285           $456,724          1.31%         --
2011  Lowest contract charge 0.50% Class B       $186.34            --                 --            --       (3.97)%
      Highest contract charge 1.45% Class B      $173.86            --                 --            --       (4.89)%
      All contract charges                            --         2,138           $367,988          0.08%         --
EQ/GLOBAL BOND PLUS
2015  Lowest contract charge 0.50% Class B       $124.21            --                 --            --       (4.28)%
      Highest contract charge 1.45% Class B      $112.59            --                 --            --       (5.20)%
      All contract charges                            --           516           $ 59,622          0.04%         --
2014  Lowest contract charge 0.50% Class B       $129.77            --                 --            --        0.39%
      Highest contract charge 1.45% Class B      $118.76            --                 --            --       (0.58)%
      All contract charges                            --           573           $ 69,454          0.66%         --
2013  Lowest contract charge 0.50% Class B       $129.27            --                 --            --       (3.00)%
      Highest contract charge 1.45% Class B      $119.45            --                 --            --       (3.93)%
      All contract charges                            --           616           $ 74,946          0.01%         --
2012  Lowest contract charge 0.50% Class B       $133.27            --                 --            --        3.20%
      Highest contract charge 1.45% Class B      $124.33            --                 --            --        2.21%
      All contract charges                            --           684           $ 86,443          1.44%         --
2011  Lowest contract charge 0.50% Class B       $129.14            --                 --            --        3.88%
      Highest contract charge 1.45% Class B      $121.64            --                 --            --        2.89%
      All contract charges                            --           678           $ 83,622          3.45%         --
EQ/HIGH YIELD BOND
2015  Lowest contract charge 0.50% Class B       $ 99.58            --                 --            --       (3.57)%
      Highest contract charge 1.34% Class B      $ 97.37            --                 --            --       (4.39)%
      All contract charges                            --            55           $  5,403          7.01%         --
2014  Lowest contract charge 0.50% Class B(e)    $103.27            --                 --            --        1.40%
      Highest contract charge 1.34% Class B      $101.84            --                 --            --        0.54%
      All contract charges                            --            30           $  3,131          5.58%         --
2013  Lowest contract charge 0.90% Class B(e)    $101.58            --                 --            --        1.91%
      Highest contract charge 1.34% Class B(e)   $101.29            --                 --            --        1.63%
      All contract charges                            --            10           $  1,010          8.79%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.70% Class A       $164.77            --                 --            --       (0.28)%
      Highest contract charge 1.45% Class A      $138.68            --                 --            --       (1.03)%
      All contract charges                            --           275           $ 46,641          0.58%         --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2014  Lowest contract charge 0.70% Class A      $165.23            --                 --            --         0.82%
      Highest contract charge 1.45% Class A     $140.12            --                 --            --         0.06%
      All contract charges                           --           295           $ 50,548          0.39%          --
2013  Lowest contract charge 0.70% Class A      $163.88            --                 --            --        (2.33)%
      Highest contract charge 1.45% Class A     $140.04            --                 --            --        (3.07)%
      All contract charges                           --           336           $ 56,347          0.21%          --
2012  Lowest contract charge 0.70% Class A      $167.79            --                 --            --         0.27%
      Highest contract charge 1.45% Class A     $144.47            --                 --            --        (0.49)%
      All contract charges                           --           374           $ 64,905          0.24%          --
2011  Lowest contract charge 0.70% Class A      $167.34            --                 --            --         4.82%
      Highest contract charge 1.45% Class A     $145.18            --                 --            --         4.03%
      All contract charges                           --           406           $ 71,034          0.59%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.00% Class B(p)   $100.25            --                 --            --        (0.16)%
      Highest contract charge 1.30% Class B     $107.27            --                 --            --        (0.86)%
      All contract charges                           --           104           $ 13,778          0.58%          --
2014  Lowest contract charge 0.50% Class B      $147.34            --                 --            --         1.02%
      Highest contract charge 1.30% Class B     $108.20            --                 --            --         0.22%
      All contract charges                           --           117           $ 15,511          0.39%          --
2013  Lowest contract charge 0.50% Class B      $145.85            --                 --            --        (2.13)%
      Highest contract charge 1.30% Class B     $107.96            --                 --            --        (2.90)%
      All contract charges                           --           132           $ 17,667          0.21%          --
2012  Lowest contract charge 0.50% Class B      $149.03            --                 --            --         0.47%
      Highest contract charge 1.30% Class B     $111.19            --                 --            --        (0.32)%
      All contract charges                           --           161           $ 22,012          0.24%          --
2011  Lowest contract charge 0.90% Class B      $151.15            --                 --            --         4.35%
      Highest contract charge 1.30% Class B     $111.55            --                 --            --         3.94%
      All contract charges                           --           176           $ 24,234          0.59%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.70% Class A      $132.45            --                 --            --        (2.82)%
      Highest contract charge 1.45% Class A     $103.41            --                 --            --        (3.55)%
      All contract charges                           --         2,442           $325,879          2.31%          --
2014  Lowest contract charge 0.70% Class A      $136.30            --                 --            --        (7.55)%
      Highest contract charge 1.45% Class A     $107.22            --                 --            --        (8.25)%
      All contract charges                           --         2,554           $352,788          2.95%          --
2013  Lowest contract charge 0.70% Class A      $147.43            --                 --            --        20.62%
      Highest contract charge 1.45% Class A     $116.86            --                 --            --        19.71%
      All contract charges                           --         2,709           $407,476          2.22%          --
2012  Lowest contract charge 0.50% Class A      $ 78.26            --                 --            --        15.68%
      Highest contract charge 1.45% Class A     $ 97.62            --                 --            --        14.58%
      All contract charges                           --         2,926           $367,081          2.99%          --
2011  Lowest contract charge 0.50% Class A      $ 67.65            --                 --            --       (12.42)%
      Highest contract charge 1.45% Class A     $ 85.20            --                 --            --       (13.26)%
      All contract charges                           --         3,187           $348,671          2.95%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.40% Class B      $120.13            --                 --            --        (2.52)%
      Highest contract charge 1.30% Class B     $ 78.31            --                 --            --        (3.39)%
      All contract charges                           --           360           $ 35,412          2.31%          --
2014  Lowest contract charge 0.40% Class B(d)   $123.24            --                 --            --        (7.28)%
      Highest contract charge 1.30% Class B     $ 81.06            --                 --            --        (8.10)%
      All contract charges                           --           369           $ 37,872          2.95%          --
2013  Lowest contract charge 0.50% Class B      $123.74            --                 --            --        20.86%
      Highest contract charge 1.30% Class B     $ 88.20            --                 --            --        19.90%
      All contract charges                           --           418           $ 47,134          2.22%          --
2012  Lowest contract charge 0.50% Class B      $102.38            --                 --            --        15.68%
      Highest contract charge 1.30% Class B     $ 73.56            --                 --            --        14.78%
      All contract charges                           --           456           $ 42,914          2.99%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2011  Lowest contract charge 0.50% Class B      $ 88.50            --                 --            --       (12.64)%
      Highest contract charge 1.30% Class B     $ 64.09            --                 --            --       (13.33)%
      All contract charges                           --           537           $ 44,371          2.95%          --
EQ/INVESCO COMSTOCK(I)(J)
2015  Lowest contract charge 0.50% Class B      $168.39            --                 --            --        (6.66)%
      Highest contract charge 1.45% Class B     $152.01            --                 --            --        (7.55)%
      All contract charges                           --           718           $109,963          2.11%          --
2014  Lowest contract charge 0.50% Class B      $180.41            --                 --            --         8.37%
      Highest contract charge 1.45% Class B     $164.43            --                 --            --         7.34%
      All contract charges                           --           763           $125,870          1.98%          --
2013  Lowest contract charge 0.50% Class B      $166.47            --                 --            --        34.36%
      Highest contract charge 1.45% Class B     $153.19            --                 --            --        33.08%
      All contract charges                           --           267           $ 41,252          4.48%          --
2012  Lowest contract charge 0.50% Class B      $123.90            --                 --            --        17.83%
      Highest contract charge 1.45% Class B     $115.11            --                 --            --        16.70%
      All contract charges                           --           229           $ 26,677          1.29%          --
2011  Lowest contract charge 0.70% Class B      $103.75            --                 --            --        (2.67)%
      Highest contract charge 1.45% Class B     $ 98.64            --                 --            --        (3.40)%
      All contract charges                           --           230           $ 22,874          1.38%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2015  Lowest contract charge 0.40% Class B      $156.83            --                 --            --        (2.67)%
      Highest contract charge 1.45% Class B     $161.67            --                 --            --        (3.70)%
      All contract charges                           --           361           $ 69,659          0.71%          --
2014  Lowest contract charge 0.40% Class B(d)   $161.14            --                 --            --        13.92%
      Highest contract charge 1.45% Class B     $167.88            --                 --            --        12.72%
      All contract charges                           --           326           $ 66,253          1.07%          --
2013  Lowest contract charge 0.70% Class B      $169.26            --                 --            --        34.84%
      Highest contract charge 1.45% Class B     $148.94            --                 --            --        33.82%
      All contract charges                           --           325           $ 59,293          2.02%          --
2012  Lowest contract charge 0.70% Class B      $125.53            --                 --            --        15.24%
      Highest contract charge 1.45% Class B     $111.30            --                 --            --        14.36%
      All contract charges                           --           334           $ 45,422          0.96%          --
2011  Lowest contract charge 0.70% Class B      $108.93            --                 --            --        (5.89)%
      Highest contract charge 1.45% Class B     $ 97.32            --                 --            --        (6.60)%
      All contract charges                           --           360           $ 43,245          1.04%          --
EQ/LARGE CAP GROWTH INDEX
2015  Lowest contract charge 0.50% Class B      $132.85            --                 --            --         4.34%
      Highest contract charge 1.45% Class B     $126.12            --                 --            --         3.34%
      All contract charges                           --         1,518           $198,419          0.88%          --
2014  Lowest contract charge 0.50% Class B      $127.32            --                 --            --        11.67%
      Highest contract charge 1.45% Class B     $122.04            --                 --            --        10.61%
      All contract charges                           --         1,489           $187,443          0.94%          --
2013  Lowest contract charge 0.50% Class B      $114.01            --                 --            --        31.83%
      Highest contract charge 1.45% Class B     $110.33            --                 --            --        30.57%
      All contract charges                           --         1,479           $167,886          0.98%          --
2012  Lowest contract charge 0.50% Class B      $ 86.48            --                 --            --        14.15%
      Highest contract charge 1.45% Class B     $ 84.50            --                 --            --        13.06%
      All contract charges                           --         1,516           $131,427          1.24%          --
2011  Lowest contract charge 0.50% Class B      $ 75.76            --                 --            --         1.84%
      Highest contract charge 1.45% Class B     $ 74.74            --                 --            --         0.88%
      All contract charges                           --         1,553           $118,553          0.88%          --
EQ/LARGE CAP VALUE INDEX
2015  Lowest contract charge 0.50% Class B      $ 99.19            --                 --            --        (4.91)%
      Highest contract charge 1.45% Class B     $ 89.90            --                 --            --        (5.81)%
      All contract charges                           --           697           $ 63,565          1.94%          --
2014  Lowest contract charge 0.50% Class B      $104.31            --                 --            --        12.06%
      Highest contract charge 1.45% Class B     $ 95.45            --                 --            --        10.99%
      All contract charges                           --           660           $ 63,828          1.63%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
2013  Lowest contract charge 0.70% Class B      $ 91.55            --                 --            --        30.67%
      Highest contract charge 1.45% Class B     $ 86.00            --                 --            --        29.67%
      All contract charges                           --           608           $ 52,859          1.54%          --
2012  Lowest contract charge 0.70% Class B      $ 70.06            --                 --            --        15.78%
      Highest contract charge 1.45% Class B     $ 66.32            --                 --            --        14.90%
      All contract charges                           --           603           $ 40,229          2.04%          --
2011  Lowest contract charge 0.70% Class B      $ 60.51            --                 --            --        (1.03)%
      Highest contract charge 1.45% Class B     $ 57.72            --                 --            --        (1.77)%
      All contract charges                           --           616           $ 35,596          1.82%          --
EQ/MFS INTERNATIONAL GROWTH
2015  Lowest contract charge 0.40% Class B      $115.90            --                 --            --        (0.21)%
      Highest contract charge 1.45% Class B     $157.88            --                 --            --        (1.26)%
      All contract charges                           --           619           $ 97,843          0.60%          --
2014  Lowest contract charge 0.40% Class B      $116.14            --                 --            --        (5.38)%
      Highest contract charge 1.45% Class B     $159.89            --                 --            --        (6.38)%
      All contract charges                           --           589           $ 93,805          0.95%          --
2013  Lowest contract charge 0.40% Class B      $122.75            --                 --            --        13.20%
      Highest contract charge 1.45% Class B     $170.79            --                 --            --        12.00%
      All contract charges                           --           572           $ 97,506          0.94%          --
2012  Lowest contract charge 0.40% Class B(d)   $108.44            --                 --            --         8.57%
      Highest contract charge 1.45% Class B     $152.49            --                 --            --        17.95%
      All contract charges                           --           529           $ 80,371          1.02%          --
2011  Lowest contract charge 0.50% Class B      $137.81            --                 --            --       (11.16)%
      Highest contract charge 1.45% Class B     $129.28            --                 --            --       (12.01)%
      All contract charges                           --           490           $ 63,068          0.66%          --
EQ/MID CAP INDEX
2015  Lowest contract charge 0.40% Class B      $145.75            --                 --            --        (3.25)%
      Highest contract charge 1.45% Class B     $168.67            --                 --            --        (4.27)%
      All contract charges                           --         2,667           $453,031          0.87%          --
2014  Lowest contract charge 0.40% Class B      $150.64            --                 --            --         8.55%
      Highest contract charge 1.45% Class B     $176.19            --                 --            --         7.41%
      All contract charges                           --         2,613           $463,057          0.81%          --
2013  Lowest contract charge 0.40% Class B      $138.77            --                 --            --        32.05%
      Highest contract charge 1.45% Class B     $164.03            --                 --            --        30.66%
      All contract charges                           --         2,638           $434,850          0.79%          --
2012  Lowest contract charge 0.40% Class B(d)   $105.09            --                 --            --         4.58%
      Highest contract charge 1.45% Class B     $125.54            --                 --            --        15.38%
      All contract charges                           --         2,667           $336,215          0.99%          --
2011  Lowest contract charge 0.50% Class B      $124.17            --                 --            --        (2.89)%
      Highest contract charge 1.45% Class B     $108.81            --                 --            --        (3.82)%
      All contract charges                           --         2,759           $302,528          0.62%          --
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        (0.00)%
      Highest contract charge 1.45% Class A     $110.42            --                 --            --        (1.45)%
      All contract charges                           --         1,266           $ 43,701          0.00%          --
2014  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $112.04            --                 --            --        (1.45)%
      All contract charges                           --         1,244           $ 46,904          0.00%          --
2013  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $113.69            --                 --            --        (1.45)%
      All contract charges                           --         1,837           $ 54,109          0.00%          --
2012  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $115.36            --                 --            --        (1.45)%
      All contract charges                           --         1,618           $ 59,952          0.00%          --
2011  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $117.06            --                 --            --        (1.51)%
      All contract charges                           --         1,582           $ 66,822          0.01%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --       (0.00)%
      Highest contract charge 1.30% Class B      $ 95.72            --                 --            --       (1.29)%
      All contract charges                            --         4,538           $ 28,080          0.00%         --
2014  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $ 96.97            --                 --            --       (1.28)%
      All contract charges                            --         3,275           $ 27,356          0.00%         --
2013  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $ 98.23            --                 --            --       (1.29)%
      All contract charges                            --         4,019           $ 32,095          0.00%         --
2012  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $ 99.51            --                 --            --       (1.29)%
      All contract charges                            --         2,361           $ 34,491          0.00%         --
2011  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $100.81            --                 --            --       (1.28)%
      All contract charges                            --           882           $ 38,034          0.01%         --
EQ/MORGAN STANLEY MID CAP GROWTH
2015  Lowest contract charge 0.40% Class B       $132.15            --                 --            --       (5.87)%
      Highest contract charge 1.45% Class B      $204.11            --                 --            --       (6.86)%
      All contract charges                            --         1,341           $269,875          0.00%         --
2014  Lowest contract charge 0.40% Class B       $140.39            --                 --            --       (1.11)%
      Highest contract charge 1.45% Class B      $219.15            --                 --            --       (2.15)%
      All contract charges                            --         1,333           $287,981          0.00%         --
2013  Lowest contract charge 0.40% Class B       $141.96            --                 --            --       37.99%
      Highest contract charge 1.45% Class B      $223.97            --                 --            --       36.53%
      All contract charges                            --         1,315           $290,113          0.00%         --
2012  Lowest contract charge 0.40% Class B(d)    $102.88            --                 --            --        2.91%
      Highest contract charge 1.45% Class B      $164.04            --                 --            --        7.17%
      All contract charges                            --         1,334           $215,643          0.48%         --
2011  Lowest contract charge 0.50% Class B       $163.17            --                 --            --       (8.16)%
      Highest contract charge 1.45% Class B      $153.06            --                 --            --       (9.03)%
      All contract charges                            --         1,246           $187,783          0.26%         --
EQ/OPPENHEIMER GLOBAL
2015  Lowest contract charge 0.50% Class B       $155.20            --                 --            --        2.66%
      Highest contract charge 1.45% Class B      $141.93            --                 --            --        1.68%
      All contract charges                            --           852           $121,243          0.28%         --
2014  Lowest contract charge 0.50% Class B       $151.18            --                 --            --        1.29%
      Highest contract charge 1.45% Class B      $139.58            --                 --            --        0.32%
      All contract charges                            --           729           $101,760          0.53%         --
2013  Lowest contract charge 0.50% Class B       $149.26            --                 --            --       25.70%
      Highest contract charge 1.45% Class B      $139.14            --                 --            --       24.50%
      All contract charges                            --           643           $ 89,648          2.48%         --
2012  Lowest contract charge 0.50% Class B       $118.74            --                 --            --       19.77%
      Highest contract charge 1.45% Class B      $111.76            --                 --            --       18.63%
      All contract charges                            --           555           $ 62,005          0.89%         --
2011  Lowest contract charge 0.50% Class B       $ 99.14            --                 --            --       (9.08)%
      Highest contract charge 1.45% Class B      $ 94.21            --                 --            --       (9.94)%
      All contract charges                            --           525           $ 49,427          0.83%         --
EQ/PIMCO GLOBAL REAL RETURN
2015  Lowest contract charge 0.50% Class B       $ 95.12            --                 --            --       (2.85)%
      Highest contract charge 1.45% Class B      $ 92.74            --                 --            --       (3.78)%
      All contract charges                            --           184           $ 17,168          1.51%         --
2014  Lowest contract charge 0.50% Class B       $ 97.91            --                 --            --        7.32%
      Highest contract charge 1.45% Class B(e)   $ 96.38            --                 --            --        6.31%
      All contract charges                            --            96           $  9,392          7.98%         --
2013  Lowest contract charge 0.50% Class B(e)    $ 91.23            --                 --            --       (7.50)%
      Highest contract charge 1.34% Class B(e)   $ 90.73            --                 --            --       (7.98)%
      All contract charges                            --            25           $  2,381          0.18%         --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 1.10% Class A    $ 96.03            --                 --            --       (1.38)%
      Highest contract charge 1.10% Class A   $ 96.03            --                 --            --       (1.38)%
      All contract charges                         --             1           $    105          0.46%         --
2014  Lowest contract charge 1.10% Class A    $ 97.37            --                 --            --       (1.19)%
      Highest contract charge 1.10% Class A   $ 97.37            --                 --            --       (1.19)%
      All contract charges                         --             2           $    152          0.37%         --
2013  Lowest contract charge 1.10% Class A    $ 98.54            --                 --            --       (1.07)%
      Highest contract charge 1.10% Class A   $ 98.54            --                 --            --       (1.07)%
      All contract charges                         --             2           $    156          0.71%         --
2012  Lowest contract charge 1.10% Class A    $ 99.61            --                 --            --        0.38%
      Highest contract charge 1.25% Class A   $ 99.11            --                 --            --        0.23%
      All contract charges                         --             2           $    161          0.55%         --
2011  Lowest contract charge 1.10% Class A    $ 99.23            --                 --            --       (1.05)%
      Highest contract charge 1.25% Class A   $ 98.88            --                 --            --       (1.20)%
      All contract charges                         --             2           $    163          0.48%         --
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 0.50% Class B    $112.26            --                 --            --       (0.78)%
      Highest contract charge 1.45% Class B   $101.34            --                 --            --       (1.73)%
      All contract charges                         --           857           $ 88,975          0.46%         --
2014  Lowest contract charge 0.50% Class B    $113.14            --                 --            --       (0.59)%
      Highest contract charge 1.45% Class B   $103.12            --                 --            --       (1.54)%
      All contract charges                         --           932           $ 98,360          0.37%         --
2013  Lowest contract charge 0.50% Class B    $113.81            --                 --            --       (0.42)%
      Highest contract charge 1.45% Class B   $104.73            --                 --            --       (1.37)%
      All contract charges                         --         1,000           $106,875          0.71%         --
2012  Lowest contract charge 0.50% Class B    $114.29            --                 --            --        0.99%
      Highest contract charge 1.45% Class B   $106.18            --                 --            --        0.02%
      All contract charges                         --         1,066           $115,019          0.55%         --
2011  Lowest contract charge 0.50% Class B    $113.17            --                 --            --       (0.69)%
      Highest contract charge 1.45% Class B   $106.16            --                 --            --       (1.64)%
      All contract charges                         --         1,147           $123,827          0.48%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.70% Class A    $166.85            --                 --            --       (0.48)%
      Highest contract charge 1.45% Class A   $138.34            --                 --            --       (1.23)%
      All contract charges                         --           391           $ 69,213          1.05%         --
2014  Lowest contract charge 0.70% Class A    $167.65            --                 --            --        2.18%
      Highest contract charge 1.45% Class A   $140.06            --                 --            --        1.40%
      All contract charges                         --           429           $ 76,711          0.97%         --
2013  Lowest contract charge 0.70% Class A    $164.07            --                 --            --       (2.96)%
      Highest contract charge 1.45% Class A   $138.12            --                 --            --       (3.70)%
      All contract charges                         --           470           $ 83,030          0.34%         --
2012  Lowest contract charge 0.70% Class A    $169.08            --                 --            --        1.94%
      Highest contract charge 1.45% Class A   $143.42            --                 --            --        1.16%
      All contract charges                         --           526           $ 96,066          0.60%         --
2011  Lowest contract charge 0.70% Class A    $165.87            --                 --            --        0.75%
      Highest contract charge 1.45% Class A   $141.77            --                 --            --        0.00%
      All contract charges                         --           586           $105,659          2.46%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.50% Class B    $147.94            --                 --            --       (0.27)%
      Highest contract charge 1.30% Class B   $103.23            --                 --            --       (1.06)%
      All contract charges                         --           159           $ 21,910          1.05%         --
2014  Lowest contract charge 0.50% Class B    $148.34            --                 --            --        2.39%
      Highest contract charge 1.30% Class B   $104.34            --                 --            --        1.58%
      All contract charges                         --           169           $ 23,285          0.97%         --
2013  Lowest contract charge 0.50% Class B    $144.88            --                 --            --       (2.78)%
      Highest contract charge 1.30% Class B   $102.72            --                 --            --       (3.54)%
      All contract charges                         --           184           $ 24,978          0.34%         --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/QUALITY BOND PLUS (CONTINUED)
2012  Lowest contract charge 0.50% Class B      $149.02            --                 --            --        2.15%
      Highest contract charge 1.30% Class B     $106.49            --                 --            --        1.33%
      All contract charges                           --           207           $ 28,867          0.60%         --
2011  Lowest contract charge 0.50% Class B      $145.89            --                 --            --        0.72%
      Highest contract charge 1.30% Class B     $105.09            --                 --            --       (0.08)%
      All contract charges                           --           225           $ 31,270          2.46%         --
EQ/SMALL COMPANY INDEX
2015  Lowest contract charge 0.40% Class B      $142.42            --                 --            --       (4.95)%
      Highest contract charge 1.45% Class B     $222.09            --                 --            --       (5.95)%
      All contract charges                           --         1,085           $235,560          0.91%         --
2014  Lowest contract charge 0.40% Class B      $149.84            --                 --            --        4.43%
      Highest contract charge 1.45% Class B     $236.15            --                 --            --        3.33%
      All contract charges                           --         1,091           $251,678          0.78%         --
2013  Lowest contract charge 0.40% Class B      $143.48            --                 --            --       36.90%
      Highest contract charge 1.45% Class B     $228.54            --                 --            --       35.46%
      All contract charges                           --         1,124           $250,855          0.97%         --
2012  Lowest contract charge 0.40% Class B(d)   $104.81            --                 --            --        3.94%
      Highest contract charge 1.45% Class B     $168.71            --                 --            --       13.86%
      All contract charges                           --         1,155           $190,669          1.51%         --
2011  Lowest contract charge 0.50% Class B      $163.21            --                 --            --       (4.48)%
      Highest contract charge 1.45% Class B     $148.17            --                 --            --       (5.39)%
      All contract charges                           --         1,195           $175,975          0.67%         --
EQ/T. ROWE PRICE GROWTH STOCK
2015  Lowest contract charge 0.40% Class B      $165.55            --                 --            --        9.78%
      Highest contract charge 1.45% Class B     $187.29            --                 --            --        8.62%
      All contract charges                           --         2,171           $409,319          0.00%         --
2014  Lowest contract charge 0.40% Class B      $150.80            --                 --            --        8.21%
      Highest contract charge 1.45% Class B     $172.42            --                 --            --        7.07%
      All contract charges                           --         1,944           $337,268          0.00%         --
2013  Lowest contract charge 0.40% Class B      $139.36            --                 --            --       37.37%
      Highest contract charge 1.45% Class B     $161.04            --                 --            --       35.92%
      All contract charges                           --         1,842           $298,052          0.00%         --
2012  Lowest contract charge 0.40% Class B(d)   $101.45            --                 --            --        0.94%
      Highest contract charge 1.45% Class B     $118.48            --                 --            --       17.20%
      All contract charges                           --         1,724           $204,879          0.00%         --
2011  Lowest contract charge 0.50% Class B      $108.34            --                 --            --       (2.43)%
      Highest contract charge 1.45% Class B     $101.09            --                 --            --       (3.36)%
      All contract charges                           --         1,478           $149,894          0.00%         --
EQ/UBS GROWTH & INCOME
2015  Lowest contract charge 0.50% Class B      $196.36            --                 --            --       (1.92)%
      Highest contract charge 1.34% Class B     $178.53            --                 --            --       (2.75)%
      All contract charges                           --           204           $ 34,304          0.59%         --
2014  Lowest contract charge 0.50% Class B      $200.20            --                 --            --       13.87%
      Highest contract charge 1.34% Class B     $183.58            --                 --            --       12.92%
      All contract charges                           --           179           $ 31,660          0.66%         --
2013  Lowest contract charge 0.50% Class B      $175.81            --                 --            --       34.85%
      Highest contract charge 1.34% Class B     $162.58            --                 --            --       33.71%
      All contract charges                           --           160           $ 25,154          1.01%         --
2012  Lowest contract charge 0.50% Class B      $130.37            --                 --            --       12.31%
      Highest contract charge 1.34% Class B     $121.59            --                 --            --       11.36%
      All contract charges                           --           161           $ 18,984          0.84%         --
2011  Lowest contract charge 0.70% Class B      $114.40            --                 --            --       (3.50)%
      Highest contract charge 1.34% Class B     $109.19            --                 --            --       (4.12)%
      All contract charges                           --           177           $ 18,894          0.73%         --
EQ/WELLS FARGO OMEGA GROWTH
2015  Lowest contract charge 0.50% Class B      $189.97            --                 --            --        0.76%
      Highest contract charge 1.45% Class B     $168.01            --                 --            --       (0.20)%
      All contract charges                           --         1,022           $177,302          0.00%         --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
EQ/WELLS FARGO OMEGA GROWTH (CONTINUED)
2014  Lowest contract charge 0.50% Class B            $188.54            --                 --            --        3.28%
      Highest contract charge 1.45% Class B           $168.35            --                 --            --        2.30%
      All contract charges                                 --         1,111           $192,775          0.00%         --
2013  Lowest contract charge 0.50% Class B            $182.55            --                 --            --       38.38%
      Highest contract charge 1.45% Class B           $164.57            --                 --            --       37.06%
      All contract charges                                 --         1,169           $197,650          0.00%         --
2012  Lowest contract charge 0.50% Class B            $131.92            --                 --            --       19.83%
      Highest contract charge 1.45% Class B           $120.07            --                 --            --       18.68%
      All contract charges                                 --         1,067           $131,515          0.01%         --
2011  Lowest contract charge 0.50% Class B            $110.09            --                 --            --       (6.34)%
      Highest contract charge 1.45% Class B           $101.17            --                 --            --       (7.23)%
      All contract charges                                 --           930           $ 96,316          0.00%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2015  Lowest contract charge 0.50% Service Class 2    $172.00            --                 --            --       (0.09)%
      Highest contract charge 1.45% Service Class 2   $144.40            --                 --            --       (1.04)%
      All contract charges                                 --         1,784           $311,215          0.85%         --
2014  Lowest contract charge 0.50% Service Class 2    $172.15            --                 --            --       11.09%
      Highest contract charge 1.45% Service Class 2   $145.92            --                 --            --       10.04%
      All contract charges                                 --         1,565           $276,194          0.81%         --
2013  Lowest contract charge 0.50% Service Class 2    $154.96            --                 --            --       30.30%
      Highest contract charge 1.45% Service Class 2   $132.61            --                 --            --       29.05%
      All contract charges                                 --         1,341           $215,365          0.93%         --
2012  Lowest contract charge 0.50% Service Class 2    $118.93            --                 --            --       15.57%
      Highest contract charge 1.45% Service Class 2   $102.76            --                 --            --       14.46%
      All contract charges                                 --         1,056           $131,733          1.35%         --
2011  Lowest contract charge 0.50% Service Class 2    $102.91            --                 --            --       (3.27)%
      Highest contract charge 1.45% Service Class 2   $ 89.78            --                 --            --       (7.73)%
      All contract charges                                 --           650           $ 71,089          1.27%         --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --                 --            --       (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --                 --            --       (5.39)%
      All contract charges                                 --            50           $  7,681          3.28%         --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --                 --            --        7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --                 --            --        7.18%
      All contract charges                                 --            39           $  6,454          3.19%         --
2013  Lowest contract charge 0.50% Service Class 2    $153.07            --                 --            --       27.19%
      Highest contract charge 1.20% Service Class 2   $149.13            --                 --            --       26.30%
      All contract charges                                 --            27           $  4,066          2.84%         --
2012  Lowest contract charge 0.50% Service Class 2    $120.35            --                 --            --       16.47%
      Highest contract charge 1.20% Service Class 2   $118.08            --                 --            --       15.64%
      All contract charges                                 --            17           $  1,911          4.38%         --
2011  Lowest contract charge 0.90% Service Class 2    $102.63            --                 --            --       (0.25)%
      Highest contract charge 1.20% Service Class 2   $102.11            --                 --            --       (0.55)%
      All contract charges                                 --             6           $    659          3.76%         --
FIDELITY(R) VIP MID CAP PORTFOLIO
2015  Lowest contract charge 0.50% Service Class 2    $159.43            --                 --            --       (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15            --                 --            --       (2.81)%
      All contract charges                                 --           191           $ 29,387          0.29%         --
2014  Lowest contract charge 0.50% Service Class 2    $162.88            --                 --            --        5.50%
      Highest contract charge 1.20% Service Class 2   $157.57            --                 --            --        4.76%
      All contract charges                                 --           148           $ 23,272          0.02%         --
2013  Lowest contract charge 0.90% Service Class 2    $152.11            --                 --            --       34.65%
      Highest contract charge 1.20% Service Class 2   $150.41            --                 --            --       34.23%
      All contract charges                                 --           106           $ 15,878          0.33%         --
2012  Lowest contract charge 0.90% Service Class 2    $112.97            --                 --            --       13.53%
      Highest contract charge 1.20% Service Class 2   $112.05            --                 --            --       13.18%
      All contract charges                                 --            67           $  7,525          0.50%         --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
FIDELITY(R) VIP MID CAP PORTFOLIO (CONTINUED)
2011  Lowest contract charge 0.90% Service Class 2    $ 99.51           --                  --            --       (11.65)%
      Highest contract charge 1.20% Service Class 2   $ 99.00           --                  --            --       (11.91)%
      All contract charges                                 --           39             $ 3,930          0.03%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2015  Lowest contract charge 0.50% Service Shares     $158.12           --                  --            --        (9.97)%
      Highest contract charge 1.45% Service Shares    $130.20           --                  --            --       (10.84)%
      All contract charges                                 --          318             $43,663          0.12%          --
2014  Lowest contract charge 0.50% Service Shares     $175.64           --                  --            --        12.72%
      Highest contract charge 1.45% Service Shares    $146.03           --                  --            --        11.64%
      All contract charges                                 --          257             $39,498          0.95%          --
2013  Lowest contract charge 0.50% Service Shares     $155.82           --                  --            --        31.89%
      Highest contract charge 1.45% Service Shares    $130.80           --                  --            --        30.64%
      All contract charges                                 --          175             $24,067          0.75%          --
2012  Lowest contract charge 0.50% Service Shares     $118.14           --                  --            --        17.59%
      Highest contract charge 1.45% Service Shares    $100.12           --                  --            --        16.46%
      All contract charges                                 --          104             $10,957          1.38%          --
2011  Lowest contract charge 0.70% Service Shares     $ 86.38           --                  --            --       (11.80)%
      Highest contract charge 1.34% Service Shares    $ 86.03           --                  --            --       (12.14)%
      All contract charges                                 --           43             $ 3,873          1.38%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2015  Lowest contract charge 0.00% Series II(p)       $ 98.20           --                  --            --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --                  --            --         0.60%
      All contract charges                                 --           78             $12,046          1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --                  --            --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --                  --            --        11.18%
      All contract charges                                 --           46             $ 7,141          1.73%          --
2013  Lowest contract charge 0.50% Series II          $140.23           --                  --            --        30.11%
      Highest contract charge 1.20% Series II         $136.62           --                  --            --        29.19%
      All contract charges                                 --           25             $ 3,550          2.61%          --
2012  Lowest contract charge 0.50% Series II          $107.78           --                  --            --        17.78%
      Highest contract charge 1.20% Series II         $105.75           --                  --            --        16.94%
      All contract charges                                 --            7             $   724          2.26%          --
2011  Lowest contract charge 1.00% Series II(a)       $ 90.74           --                  --            --        (8.50)%
      Highest contract charge 1.20% Series II(a)      $ 90.43           --                  --            --        (8.63)%
      All contract charges                                 --            2             $   139          0.00%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2015  Lowest contract charge 0.50% Series II          $148.76           --                  --            --        (2.23)%
      Highest contract charge 1.45% Series II         $121.58           --                  --            --        (3.17)%
      All contract charges                                 --          504             $71,364          3.41%          --
2014  Lowest contract charge 0.50% Series II          $152.16           --                  --            --        13.77%
      Highest contract charge 1.45% Series II         $125.56           --                  --            --        12.69%
      All contract charges                                 --          433             $63,183          1.51%          --
2013  Lowest contract charge 0.50% Series II          $133.74           --                  --            --         1.92%
      Highest contract charge 1.45% Series II         $111.42           --                  --            --         0.95%
      All contract charges                                 --          326             $42,220          3.92%          --
2012  Lowest contract charge 0.50% Series II          $131.22           --                  --            --        27.21%
      Highest contract charge 1.45% Series II         $110.37           --                  --            --        25.99%
      All contract charges                                 --          237             $30,273          0.52%          --
2011  Lowest contract charge 0.50% Series II          $103.15           --                  --            --        (7.20)%
      Highest contract charge 1.45% Series II         $ 87.60           --                  --            --       (11.03)%
      All contract charges                                 --          118             $12,045          4.79%          --
INVESCO V.I. HIGH YIELD FUND
2015  Lowest contract charge 0.50% Series II          $114.74           --                  --            --        (3.85)%
      Highest contract charge 1.45% Series II         $109.75           --                  --            --        (4.76)%
      All contract charges                                 --          255             $28,355          5.55%          --
2014  Lowest contract charge 0.50% Series II          $119.34           --                  --            --         1.08%
      Highest contract charge 1.45% Series II(b)      $115.24           --                  --            --         0.10%
      All contract charges                                 --          209             $24,316          4.77%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. HIGH YIELD FUND (CONTINUED)
2013  Lowest contract charge 0.50% Series II       $118.07           --                  --            --         6.24%
      Highest contract charge 1.34% Series II      $115.46           --                  --            --         5.34%
      All contract charges                              --          167             $19,329          5.32%          --
2012  Lowest contract charge 0.50% Series II       $111.14           --                  --            --        16.38%
      Highest contract charge 1.34% Series II      $109.61           --                  --            --        15.39%
      All contract charges                              --          115             $12,652          6.78%          --
2011  Lowest contract charge 0.70% Series II(b)    $ 95.38           --                  --            --        (4.60)%
      Highest contract charge 1.34% Series II(b)   $ 94.99           --                  --            --        (4.97)%
      All contract charges                              --           28             $ 2,717          0.00%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2015  Lowest contract charge 0.50% Series II       $133.11           --                  --            --        (3.10)%
      Highest contract charge 1.45% Series II      $109.11           --                  --            --        (4.03)%
      All contract charges                              --          450             $53,287          1.37%          --
2014  Lowest contract charge 0.50% Series II       $137.37           --                  --            --        (0.41)%
      Highest contract charge 1.45% Series II      $113.69           --                  --            --        (1.36)%
      All contract charges                              --          350             $42,920          1.50%          --
2013  Lowest contract charge 0.50% Series II       $137.93           --                  --            --        18.12%
      Highest contract charge 1.45% Series II      $115.26           --                  --            --        17.00%
      All contract charges                              --          256             $31,602          1.12%          --
2012  Lowest contract charge 0.50% Series II       $116.77           --                  --            --        14.68%
      Highest contract charge 1.45% Series II      $ 98.51           --                  --            --        13.57%
      All contract charges                              --          185             $19,463          1.50%          --
2011  Lowest contract charge 0.70% Series II       $ 87.16           --                  --            --       (10.41)%
      Highest contract charge 1.34% Series II      $ 86.80           --                  --            --       (10.76)%
      All contract charges                              --           89             $ 8,406          0.59%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2015  Lowest contract charge 0.50% Series II       $135.37           --                  --            --        (4.76)%
      Highest contract charge 1.45% Series II      $113.79           --                  --            --        (5.67)%
      All contract charges                              --          107             $14,794          0.11%          --
2014  Lowest contract charge 0.50% Series II       $142.13           --                  --            --         3.65%
      Highest contract charge 1.45% Series II(b)   $120.63           --                  --            --         2.66%
      All contract charges                              --           99             $14,583          0.00%          --
2013  Lowest contract charge 0.50% Series II       $137.13           --                  --            --        27.82%
      Highest contract charge 1.34% Series II      $146.29           --                  --            --        26.75%
      All contract charges                              --           93             $13,303          0.54%          --
2012  Lowest contract charge 0.50% Series II       $117.72           --                  --            --        10.06%
      Highest contract charge 1.34% Series II      $115.42           --                  --            --         9.13%
      All contract charges                              --           85             $ 9,766          0.00%          --
2011  Lowest contract charge 0.50% Series II       $106.96           --                  --            --        (6.97)%
      Highest contract charge 1.34% Series II      $105.76           --                  --            --        (7.75)%
      All contract charges                              --           67             $ 7,017          0.11%          --
INVESCO V.I. SMALL CAP EQUITY FUND
2015  Lowest contract charge 0.50% Series II       $157.96           --                  --            --        (6.21)%
      Highest contract charge 1.34% Series II      $172.50           --                  --            --        (7.00)%
      All contract charges                              --           52             $ 8,732          0.00%          --
2014  Lowest contract charge 0.50% Series II       $168.42           --                  --            --         1.57%
      Highest contract charge 1.34% Series II      $185.49           --                  --            --         0.72%
      All contract charges                              --           44             $ 7,886          0.00%          --
2013  Lowest contract charge 0.70% Series II       $188.18           --                  --            --        36.13%
      Highest contract charge 1.34% Series II      $184.17           --                  --            --        35.24%
      All contract charges                              --           43             $ 7,508          0.00%          --
2012  Lowest contract charge 0.70% Series II       $138.24           --                  --            --        12.86%
      Highest contract charge 1.34% Series II      $136.18           --                  --            --        12.14%
      All contract charges                              --           35             $ 4,643          0.00%          --
2011  Lowest contract charge 0.70% Series II       $122.49           --                  --            --        (1.68)%
      Highest contract charge 1.34% Series II      $121.44           --                  --            --        (2.31)%
      All contract charges                              --           33             $ 3,749          0.00%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
IVY FUNDS VIP ENERGY
2015  Lowest contract charge 0.40% Common Shares       $ 88.18            --                 --            --       (22.46)%
      Highest contract charge 1.45% Common Shares      $ 73.88            --                 --            --       (23.27)%
      All contract charges                                  --           416           $ 39,275          0.06%          --
2014  Lowest contract charge 0.40% Common Shares(d)    $113.72            --                 --            --       (10.92)%
      Highest contract charge 1.45% Common Shares      $ 96.29            --                 --            --       (11.86)%
      All contract charges                                  --           331           $ 40,891          0.00%          --
2013  Lowest contract charge 0.50% Common Shares       $132.33            --                 --            --        27.12%
      Highest contract charge 1.45% Common Shares      $109.25            --                 --            --        25.91%
      All contract charges                                  --           240           $ 33,769          0.00%          --
2012  Lowest contract charge 0.50% Common Shares       $104.10            --                 --            --         0.86%
      Highest contract charge 1.45% Common Shares      $ 86.77            --                 --            --        (0.10)%
      All contract charges                                  --           195           $ 21,721          0.00%          --
2011  Lowest contract charge 0.50% Common Shares       $103.21            --                 --            --        (9.53)%
      Highest contract charge 1.45% Common Shares      $ 86.86            --                 --            --       (12.04)%
      All contract charges                                  --           143           $ 16,122          0.00%          --
IVY FUNDS VIP HIGH INCOME
2015  Lowest contract charge 0.50% Common Shares       $136.58            --                 --            --        (6.97)%
      Highest contract charge 1.45% Common Shares      $115.74            --                 --            --        (7.86)%
      All contract charges                                  --         1,240           $162,881          6.09%          --
2014  Lowest contract charge 0.50% Common Shares       $146.81            --                 --            --         1.40%
      Highest contract charge 1.45% Common Shares      $125.61            --                 --            --         0.42%
      All contract charges                                  --         1,158           $164,863          4.70%          --
2013  Lowest contract charge 0.50% Common Shares       $144.79            --                 --            --         9.95%
      Highest contract charge 1.45% Common Shares      $125.08            --                 --            --         8.90%
      All contract charges                                  --           949           $134,006          4.77%          --
2012  Lowest contract charge 0.50% Common Shares       $131.69            --                 --            --        18.04%
      Highest contract charge 1.45% Common Shares      $114.86            --                 --            --        16.92%
      All contract charges                                  --           683           $ 88,396          5.63%          --
2011  Lowest contract charge 0.50% Common Shares       $111.56            --                 --            --         4.73%
      Highest contract charge 1.34% Common Shares      $110.31            --                 --            --         3.85%
      All contract charges                                  --           301           $ 33,347          6.59%          --
IVY FUNDS VIP MID CAP GROWTH
2015  Lowest contract charge 0.50% Common Shares       $132.54            --                 --            --        (6.25)%
      Highest contract charge 1.45% Common Shares      $126.77            --                 --            --        (7.15)%
      All contract charges                                  --           693           $ 88,707          0.00%          --
2014  Lowest contract charge 0.50% Common Shares       $141.38            --                 --            --         7.33%
      Highest contract charge 1.45% Common Shares      $136.53            --                 --            --         6.31%
      All contract charges                                  --           579           $ 79,597          0.00%          --
2013  Lowest contract charge 0.50% Common Shares       $131.72            --                 --            --        29.29%
      Highest contract charge 1.45% Common Shares      $128.43            --                 --            --        28.06%
      All contract charges                                  --           490           $ 63,271          0.00%          --
2012  Lowest contract charge 0.50% Common Shares       $101.88            --                 --            --        12.99%
      Highest contract charge 1.45% Common Shares      $100.29            --                 --            --        11.91%
      All contract charges                                  --           273           $ 27,513          0.00%          --
2011  Lowest contract charge 0.70% Common Shares(b)    $ 90.05            --                 --            --        (7.12)%
      Highest contract charge 1.34% Common Shares(b)   $ 89.68            --                 --            --        (7.48)%
      All contract charges                                  --            64           $  5,792          0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
2015  Lowest contract charge 0.50% Common Shares       $153.92            --                 --            --         1.37%
      Highest contract charge 1.45% Common Shares      $116.35            --                 --            --         0.41%
      All contract charges                                  --           158           $ 19,869          0.00%          --
2014  Lowest contract charge 0.50% Common Shares       $151.84            --                 --            --         1.09%
      Highest contract charge 1.45% Common Shares(b)   $115.88            --                 --            --         0.12%
      All contract charges                                  --            83           $ 10,910          0.00%          --
2013  Lowest contract charge 0.50% Common Shares       $150.20            --                 --            --        42.64%
      Highest contract charge 1.34% Common Shares      $116.08            --                 --            --        41.44%
      All contract charges                                  --            79           $ 10,227          0.00%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
IVY FUNDS VIP SMALL CAP GROWTH (CONTINUED)
2012  Lowest contract charge 0.50% Common Shares       $ 83.22            --                 --            --         4.64%
      Highest contract charge 1.45% Common Shares      $ 81.92            --                 --            --         3.64%
      All contract charges                                  --            60           $  5,527          0.00%          --
2011  Lowest contract charge 0.50% Common Shares       $ 79.53            --                 --            --       (16.05)%
      Highest contract charge 1.34% Common Shares      $ 79.10            --                 --            --       (16.49)%
      All contract charges                                  --            32           $  2,757          0.35%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2015  Lowest contract charge 0.50% Service Shares      $ 83.53            --                 --            --       (20.46)%
      Highest contract charge 1.45% Service Shares     $ 71.17            --                 --            --       (21.21)%
      All contract charges                                  --         1,581           $126,865          1.21%          --
2014  Lowest contract charge 0.50% Service Shares      $105.01            --                 --            --        (5.11)%
      Highest contract charge 1.45% Service Shares     $ 90.34            --                 --            --        (6.02)%
      All contract charges                                  --         1,299           $132,088          1.81%          --
2013  Lowest contract charge 0.50% Service Shares      $110.67            --                 --            --        (1.73)%
      Highest contract charge 1.45% Service Shares     $ 96.13            --                 --            --        (2.67)%
      All contract charges                                  --         1,075           $116,148          1.54%          --
2012  Lowest contract charge 0.50% Service Shares      $112.62            --                 --            --        21.44%
      Highest contract charge 1.45% Service Shares     $ 98.77            --                 --            --        20.28%
      All contract charges                                  --           827           $ 91,646          1.97%          --
2011  Lowest contract charge 0.50% Service Shares      $ 92.74            --                 --            --       (18.44)%
      Highest contract charge 1.45% Service Shares     $ 82.12            --                 --            --       (15.20)%
      All contract charges                                  --           499           $ 45,930          2.84%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2015  Lowest contract charge 0.00% Service Class(p)    $ 97.71            --                 --            --        (1.74)%
      Highest contract charge 1.45% Service Class      $136.90            --                 --            --         4.78%
      All contract charges                                  --         1,439           $230,009          1.83%          --
2014  Lowest contract charge 0.50% Service Class       $153.41            --                 --            --         0.63%
      Highest contract charge 1.45% Service Class      $130.66            --                 --            --        (0.33)%
      All contract charges                                  --         1,100           $167,974          1.88%          --
2013  Lowest contract charge 0.50% Service Class       $152.45            --                 --            --        26.99%
      Highest contract charge 1.45% Service Class      $131.09            --                 --            --        25.78%
      All contract charges                                  --           817           $125,058          1.45%          --
2012  Lowest contract charge 0.50% Service Class       $120.05            --                 --            --        15.36%
      Highest contract charge 1.45% Service Class      $104.22            --                 --            --        14.25%
      All contract charges                                  --           507           $ 61,848          1.50%          --
2011  Lowest contract charge 0.70% Service Class       $108.65            --                 --            --        (2.46)%
      Highest contract charge 1.34% Service Class      $107.72            --                 --            --        (3.09)%
      All contract charges                                  --           281           $ 29,846          1.30%          --
MFS(R) INVESTORS TRUST SERIES
2015  Lowest contract charge 0.50% Service Class       $168.77            --                 --            --        (0.55)%
      Highest contract charge 1.34% Service Class      $181.52            --                 --            --        (1.39)%
      All contract charges                                  --            68           $ 12,058          0.68%          --
2014  Lowest contract charge 0.50% Service Class       $169.70            --                 --            --        10.16%
      Highest contract charge 1.34% Service Class      $184.08            --                 --            --         9.23%
      All contract charges                                  --            68           $ 12,152          0.78%          --
2013  Lowest contract charge 0.90% Service Class       $171.04            --                 --            --        30.55%
      Highest contract charge 1.34% Service Class      $168.53            --                 --            --        29.98%
      All contract charges                                  --            66           $ 10,673          0.97%          --
2012  Lowest contract charge 0.90% Service Class       $131.01            --                 --            --        17.76%
      Highest contract charge 1.34% Service Class      $129.66            --                 --            --        17.23%
      All contract charges                                  --            50           $  6,232          0.82%          --
2011  Lowest contract charge 0.90% Service Class       $111.25            --                 --            --        (3.29)%
      Highest contract charge 1.34% Service Class      $110.60            --                 --            --        (3.72)%
      All contract charges                                  --            32           $  3,388          0.82%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(N)
2015  Lowest contract charge 0.50% Service Class(m)    $196.01            --                 --            --        (2.00)%
      Highest contract charge 1.34% Service Class(m)   $187.35            --                 --            --        (2.64)%
      All contract charges                                  --            55           $ 10,568          0.46%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
MFS(R) TECHNOLOGY PORTFOLIO
2015  Lowest contract charge 0.50% Service Class      $221.00            --                 --            --         9.98%
      Highest contract charge 1.45% Service Class     $163.86            --                 --            --         8.93%
      All contract charges                                 --           269           $ 57,341          0.00%          --
2014  Lowest contract charge 0.50% Service Class      $200.94            --                 --            --         9.85%
      Highest contract charge 1.45% Service Class     $150.43            --                 --            --         8.80%
      All contract charges                                 --           206           $ 40,388          0.00%          --
2013  Lowest contract charge 0.50% Service Class      $182.92            --                 --            --        34.05%
      Highest contract charge 1.45% Service Class     $138.26            --                 --            --        32.76%
      All contract charges                                 --           170           $ 30,430          0.00%          --
2012  Lowest contract charge 0.50% Service Class      $136.46            --                 --            --        13.69%
      Highest contract charge 1.45% Service Class     $104.14            --                 --            --        12.61%
      All contract charges                                 --           137           $ 18,531          0.00%          --
2011  Lowest contract charge 0.50% Service Class      $120.03            --                 --            --         0.55%
      Highest contract charge 1.45% Service Class     $ 92.48            --                 --            --        (3.74)%
      All contract charges                                 --            80           $  9,624          0.00%          --
MFS(R) UTILITIES SERIES
2015  Lowest contract charge 0.40% Service Class      $118.57            --                 --            --       (15.09)%
      Highest contract charge 1.45% Service Class     $116.80            --                 --            --       (16.00)%
      All contract charges                                 --           598           $ 86,414          4.03%          --
2014  Lowest contract charge 0.40% Service Class      $139.65            --                 --            --        12.02%
      Highest contract charge 1.45% Service Class     $139.04            --                 --            --        10.84%
      All contract charges                                 --           577           $ 99,267          2.00%          --
2013  Lowest contract charge 0.40% Service Class      $124.67            --                 --            --        19.74%
      Highest contract charge 1.45% Service Class     $125.44            --                 --            --        18.46%
      All contract charges                                 --           429           $ 66,413          2.24%          --
2012  Lowest contract charge 0.40% Service Class(d)   $104.12            --                 --            --         3.92%
      Highest contract charge 1.45% Service Class     $105.89            --                 --            --        11.57%
      All contract charges                                 --           316           $ 41,304          6.82%          --
2011  Lowest contract charge 0.50% Service Class      $117.74            --                 --            --         5.98%
      Highest contract charge 1.45% Service Class     $ 94.91            --                 --            --        (3.94)%
      All contract charges                                 --           175           $ 20,340          3.47%          --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.70% Class A            $133.96            --                 --            --         3.26%
      Highest contract charge 1.45% Class A           $112.97            --                 --            --         2.48%
      All contract charges                                 --         4,332           $573,539          0.16%          --
2014  Lowest contract charge 0.70% Class A            $129.73            --                 --            --         9.89%
      Highest contract charge 1.45% Class A           $110.24            --                 --            --         9.06%
      All contract charges                                 --         4,724           $606,822          0.10%          --
2013  Lowest contract charge 0.70% Class A            $118.05            --                 --            --        36.24%
      Highest contract charge 1.45% Class A           $101.08            --                 --            --        35.21%
      All contract charges                                 --         5,230           $612,296          0.11%          --
2012  Lowest contract charge 0.50% Class A            $106.13            --                 --            --        13.64%
      Highest contract charge 1.45% Class A           $ 74.76            --                 --            --        12.56%
      All contract charges                                 --         5,853           $503,519          0.23%          --
2011  Lowest contract charge 0.50% Class A            $ 93.39            --                 --            --        (6.52)%
      Highest contract charge 1.45% Class A           $ 66.42            --                 --            --        (7.42)%
      All contract charges                                 --         6,544           $497,562          0.15%          --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.50% Class B            $123.67            --                 --            --         3.46%
      Highest contract charge 1.30% Class B           $151.43            --                 --            --         2.65%
      All contract charges                                 --           203           $ 24,139          0.16%          --
2014  Lowest contract charge 0.50% Class B            $119.53            --                 --            --        10.12%
      Highest contract charge 1.30% Class B           $147.52            --                 --            --         9.24%
      All contract charges                                 --           222           $ 25,616          0.10%          --
2013  Lowest contract charge 0.50% Class B            $108.55            --                 --            --        36.46%
      Highest contract charge 1.30% Class B           $135.04            --                 --            --        35.38%
      All contract charges                                 --           248           $ 26,270          0.11%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2012  Lowest contract charge 0.50% Class B      $ 79.55           --                  --            --        13.64%
      Highest contract charge 1.30% Class B     $ 99.75           --                  --            --        12.74%
      All contract charges                           --          268            $ 20,873          0.23%          --
2011  Lowest contract charge 0.50% Class B      $ 70.00           --                  --            --        (6.75)%
      Highest contract charge 1.30% Class B     $ 88.48           --                  --            --        (7.49)%
      All contract charges                           --          303            $ 20,908          0.15%          --
MULTIMANAGER CORE BOND
2015  Lowest contract charge 0.40% Class B      $101.82           --                  --            --        (0.26)%
      Highest contract charge 1.45% Class B     $142.26           --                  --            --        (1.32)%
      All contract charges                           --          833            $120,425          1.92%          --
2014  Lowest contract charge 0.40% Class B      $102.09           --                  --            --         3.33%
      Highest contract charge 1.45% Class B     $144.17           --                  --            --         2.24%
      All contract charges                           --          877            $128,120          2.06%          --
2013  Lowest contract charge 0.40% Class B      $ 98.80           --                  --            --        (2.75)%
      Highest contract charge 1.45% Class B     $141.01           --                  --            --        (3.77)%
      All contract charges                           --          946            $134,945          1.53%          --
2012  Lowest contract charge 0.40% Class B(d)   $101.59           --                  --            --         1.52%
      Highest contract charge 1.45% Class B     $146.53           --                  --            --         3.94%
      All contract charges                           --          985            $145,634          2.08%          --
2011  Lowest contract charge 0.50% Class B      $155.17           --                  --            --         5.28%
      Highest contract charge 1.45% Class B     $140.97           --                  --            --         4.28%
      All contract charges                           --          844            $120,045          2.57%          --
MULTIMANAGER MID CAP GROWTH
2015  Lowest contract charge 0.50% Class B      $190.66           --                  --            --        (2.01)%
      Highest contract charge 1.45% Class B     $166.69           --                  --            --        (2.95)%
      All contract charges                           --          426            $ 72,928          0.00%          --
2014  Lowest contract charge 0.50% Class B      $194.58           --                  --            --         4.34%
      Highest contract charge 1.45% Class B     $171.76           --                  --            --         3.35%
      All contract charges                           --          445            $ 78,682          0.00%          --
2013  Lowest contract charge 0.70% Class B      $182.04           --                  --            --        39.20%
      Highest contract charge 1.45% Class B     $166.20           --                  --            --        38.13%
      All contract charges                           --          489            $ 83,389          0.00%          --
2012  Lowest contract charge 0.70% Class B      $130.78           --                  --            --        14.64%
      Highest contract charge 1.45% Class B     $120.32           --                  --            --        13.78%
      All contract charges                           --          511            $ 62,998          0.00%          --
2011  Lowest contract charge 0.70% Class B      $114.08           --                  --            --        (8.53)%
      Highest contract charge 1.45% Class B     $105.75           --                  --            --        (9.22)%
      All contract charges                           --          573            $ 61,816          0.00%          --
MULTIMANAGER MID CAP VALUE
2015  Lowest contract charge 0.40% Class B      $141.60           --                  --            --        (5.93)%
      Highest contract charge 1.45% Class B     $188.42           --                  --            --        (6.92)%
      All contract charges                           --          281            $ 53,666          0.67%          --
2014  Lowest contract charge 0.40% Class B(d)   $150.53           --                  --            --         4.92%
      Highest contract charge 1.45% Class B     $202.43           --                  --            --         3.82%
      All contract charges                           --          314            $ 64,158          0.43%          --
2013  Lowest contract charge 0.50% Class B      $218.80           --                  --            --        34.92%
      Highest contract charge 1.45% Class B     $194.99           --                  --            --        33.63%
      All contract charges                           --          355            $ 69,948          0.36%          --
2012  Lowest contract charge 0.50% Class B      $162.17           --                  --            --        14.24%
      Highest contract charge 1.45% Class B     $145.92           --                  --            --        13.14%
      All contract charges                           --          386            $ 56,917          0.36%          --
2011  Lowest contract charge 0.50% Class B      $141.96           --                  --            --       (13.77)%
      Highest contract charge 1.45% Class B     $128.97           --                  --            --       (14.58)%
      All contract charges                           --          440            $ 57,115          0.02%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER TECHNOLOGY
2015  Lowest contract charge 0.50% Class B            $217.98           --                  --             --        5.76%
      Highest contract charge 1.45% Class B           $190.58           --                  --             --        4.75%
      All contract charges                                 --          763            $148,717           0.00%         --
2014  Lowest contract charge 0.50% Class B            $206.11           --                  --             --       12.98%
      Highest contract charge 1.45% Class B           $181.93           --                  --             --       11.90%
      All contract charges                                 --          799            $148,438           0.00%         --
2013  Lowest contract charge 0.50% Class B            $182.43           --                  --             --       34.91%
      Highest contract charge 1.45% Class B           $162.58           --                  --             --       33.62%
      All contract charges                                 --          829            $137,447           0.00%         --
2012  Lowest contract charge 0.50% Class B            $135.22           --                  --             --       12.86%
      Highest contract charge 1.45% Class B           $121.67           --                  --             --       11.78%
      All contract charges                                 --          919            $113,684           0.00%         --
2011  Lowest contract charge 0.50% Class B            $119.81           --                  --             --       (5.30)%
      Highest contract charge 1.45% Class B           $108.85           --                  --             --       (6.20)%
      All contract charges                                 --          978            $108,102           0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2015  Lowest contract charge 0.50% Service Class      $181.37           --                  --             --        2.59%
      Highest contract charge 1.20% Service Class     $174.23           --                  --             --        1.87%
      All contract charges                                 --           15            $  2,773           0.65%         --
2014  Lowest contract charge 0.50% Service Class      $176.79           --                  --             --        9.85%
      Highest contract charge 1.20% Service Class     $171.03           --                  --             --        9.08%
      All contract charges                                 --           12            $  2,046           0.55%         --
2013  Lowest contract charge 0.50% Service Class      $160.94           --                  --             --       30.78%
      Highest contract charge 1.20% Service Class     $156.80           --                  --             --       29.87%
      All contract charges                                 --            7            $  1,126           0.86%         --
2012  Lowest contract charge 0.50% Service Class      $123.06           --                  --             --       16.02%
      Highest contract charge 1.20% Service Class     $120.74           --                  --             --       15.20%
      All contract charges                                 --            4            $    521           0.60%         --
2011  Lowest contract charge 0.50% Service Class      $106.07           --                  --             --       (0.80)%
      Highest contract charge 1.20% Service Class     $104.81           --                  --             --       (1.50)%
      All contract charges                                 --            2            $    187           0.41%         --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class(p)   $ 75.98           --                  --             --      (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --                  --             --      (26.55)%
      All contract charges                                 --           89            $  5,188           4.14%         --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --                  --             --      (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --                  --             --      (19.72)%
      All contract charges                                 --           68            $  5,384           0.27%         --
2013  Lowest contract charge 0.50% Advisor Class      $101.07           --                  --             --      (15.14)%
      Highest contract charge 1.20% Advisor Class     $ 98.47           --                  --             --      (15.74)%
      All contract charges                                 --           48            $  4,781           1.55%         --
2012  Lowest contract charge 0.50% Advisor Class      $119.10           --                  --             --        4.59%
      Highest contract charge 1.20% Advisor Class     $116.86           --                  --             --        3.86%
      All contract charges                                 --           31            $  3,633           2.52%         --
2011  Lowest contract charge 0.50% Advisor Class      $113.87           --                  --             --       (8.01)%
      Highest contract charge 1.20% Advisor Class     $112.52           --                  --             --       (8.65)%
      All contract charges                                 --           16            $  1,926          14.41%         --
TARGET 2015 ALLOCATION
2015  Lowest contract charge 0.50% Class B            $127.97           --                  --             --       (2.40)%
      Highest contract charge 1.34% Class B           $118.25           --                  --             --       (3.22)%
      All contract charges                                 --          194            $ 22,954           1.16%         --
2014  Lowest contract charge 0.50% Class B            $131.12           --                  --             --        2.45%
      Highest contract charge 1.34% Class B           $122.19           --                  --             --        1.58%
      All contract charges                                 --          204            $ 24,803           1.19%         --
2013  Lowest contract charge 0.50% Class B            $127.99           --                  --             --       13.50%
      Highest contract charge 1.35% Class B           $120.20           --                  --             --       12.53%
      All contract charges                                 --          211            $ 25,198           1.39%         --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
TARGET 2015 ALLOCATION (CONTINUED)
2012  Lowest contract charge 0.50% Class B      $112.77           --                  --            --       10.31%
      Highest contract charge 1.35% Class B     $106.82           --                  --            --        9.37%
      All contract charges                           --          208             $22,217          1.35%         --
2011  Lowest contract charge 0.50% Class B      $102.23           --                  --            --       (3.30)%
      Highest contract charge 1.35% Class B     $ 97.67           --                  --            --       (4.13)%
      All contract charges                           --          217             $21,215          1.57%         --
TARGET 2025 ALLOCATION
2015  Lowest contract charge 0.40% Class B(d)   $124.12           --                  --            --       (2.44)%
      Highest contract charge 1.45% Class B     $121.29           --                  --            --       (3.46)%
      All contract charges                           --          437             $53,745          1.28%         --
2014  Lowest contract charge 0.50% Class B      $136.08           --                  --            --        3.51%
      Highest contract charge 1.45% Class B     $125.64           --                  --            --        2.52%
      All contract charges                           --          405             $51,648          1.31%         --
2013  Lowest contract charge 0.50% Class B      $131.46           --                  --            --       18.51%
      Highest contract charge 1.45% Class B     $122.55           --                  --            --       17.37%
      All contract charges                           --          367             $45,631          1.35%         --
2012  Lowest contract charge 0.50% Class B      $110.93           --                  --            --       12.28%
      Highest contract charge 1.45% Class B     $104.41           --                  --            --       11.22%
      All contract charges                           --          333             $34,948          1.44%         --
2011  Lowest contract charge 0.50% Class B      $ 98.80           --                  --            --       (4.38)%
      Highest contract charge 1.45% Class B     $ 93.88           --                  --            --       (5.30)%
      All contract charges                           --          306             $28,988          1.45%         --
TARGET 2035 ALLOCATION
2015  Lowest contract charge 0.40% Class B      $128.32           --                  --            --       (2.42)%
      Highest contract charge 1.45% Class B     $123.82           --                  --            --       (3.45)%
      All contract charges                           --          411             $51,693          1.33%         --
2014  Lowest contract charge 0.40% Class B(d)   $131.50           --                  --            --        4.07%
      Highest contract charge 1.45% Class B     $128.25           --                  --            --        2.97%
      All contract charges                           --          370             $47,918          1.35%         --
2013  Lowest contract charge 0.50% Class B      $133.60           --                  --            --       21.64%
      Highest contract charge 1.45% Class B     $124.55           --                  --            --       20.49%
      All contract charges                           --          333             $41,685          1.35%         --
2012  Lowest contract charge 0.50% Class B      $109.83           --                  --            --       13.54%
      Highest contract charge 1.45% Class B     $103.37           --                  --            --       12.46%
      All contract charges                           --          295             $30,826          1.51%         --
2011  Lowest contract charge 0.70% Class B      $ 95.70           --                  --            --       (5.31)%
      Highest contract charge 1.45% Class B     $ 91.92           --                  --            --       (6.03)%
      All contract charges                           --          258             $23,880          1.44%         --
TARGET 2045 ALLOCATION
2015  Lowest contract charge 0.40% Class B      $131.97           --                  --            --       (2.71)%
      Highest contract charge 1.45% Class B     $124.52           --                  --            --       (3.64)%
      All contract charges                           --          340             $43,122          1.38%         --
2014  Lowest contract charge 0.40% Class B(d)   $135.64           --                  --            --        4.36%
      Highest contract charge 1.45% Class B     $129.23           --                  --            --        3.26%
      All contract charges                           --          287             $37,869          1.42%         --
2013  Lowest contract charge 0.70% Class B      $132.29           --                  --            --       24.34%
      Highest contract charge 1.45% Class B     $125.15           --                  --            --       23.41%
      All contract charges                           --          245             $30,986          1.35%         --
2012  Lowest contract charge 0.70% Class B      $106.39           --                  --            --       14.62%
      Highest contract charge 1.45% Class B     $101.41           --                  --            --       13.75%
      All contract charges                           --          213             $21,756          1.59%         --
2011  Lowest contract charge 0.70% Class B      $ 92.82           --                  --            --       (6.19)%
      Highest contract charge 1.45% Class B     $ 89.15           --                  --            --       (6.90)%
      All contract charges                           --          179             $16,081          1.35%         --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                       ---------- ----------------- ----------------- ------------- --------
TARGET 2055 ALLOCATION
2015  Lowest contract charge 0.50% Class B(o)           $ 91.95           --                  --            --        (6.99)%
      Highest contract charge 1.34% Class B(o)          $ 91.46           --                  --            --        (7.46)%
      All contract charges                                   --            6             $   538          3.16%          --
TEMPLETON GLOBAL BOND VIP FUND
2015  Lowest contract charge 0.50% Class 2              $115.46           --                  --            --        (4.78)%
      Highest contract charge 1.20% Class 2             $110.91           --                  --            --        (5.45)%
      All contract charges                                   --          427             $47,351          7.80%          --
2014  Lowest contract charge 0.50% Class 2              $121.26           --                  --            --         1.33%
      Highest contract charge 1.20% Class 2             $117.30           --                  --            --         0.61%
      All contract charges                                   --          328             $38,426          4.98%          --
2013  Lowest contract charge 0.50% Class 2              $119.67           --                  --            --         1.12%
      Highest contract charge 1.20% Class 2             $116.59           --                  --            --         0.40%
      All contract charges                                   --          232             $27,077          4.73%          --
2012  Lowest contract charge 0.50% Class 2              $118.35           --                  --            --        14.49%
      Highest contract charge 1.20% Class 2             $116.12           --                  --            --        13.69%
      All contract charges                                   --          135             $15,647          6.09%          --
2011  Lowest contract charge 0.70% Class 2              $103.02           --                  --            --        (1.56)%
      Highest contract charge 1.20% Class 2             $102.14           --                  --            --        (2.06)%
      All contract charges                                   --           65             $ 6,603          5.27%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
2015  Lowest contract charge 0.50% Class S Shares       $ 49.76           --                  --            --       (33.96)%
      Highest contract charge 1.45% Class S Shares      $ 47.59           --                  --            --       (34.59)%
      All contract charges                                   --          318             $15,253          0.03%          --
2014  Lowest contract charge 0.50% Class S Shares       $ 75.35           --                  --            --       (19.75)%
      Highest contract charge 1.45% Class S Shares(b)   $ 72.76           --                  --            --       (20.52)%
      All contract charges                                   --          249             $18,317          0.00%          --
2013  Lowest contract charge 0.50% Class S Shares       $ 93.89           --                  --            --         9.75%
      Highest contract charge 1.34% Class S Shares      $ 91.81           --                  --            --         8.82%
      All contract charges                                   --          202             $18,656          0.46%          --
2012  Lowest contract charge 0.50% Class S Shares       $ 85.55           --                  --            --         2.59%
      Highest contract charge 1.34% Class S Shares      $ 84.37           --                  --            --         1.72%
      All contract charges                                   --          164             $13,909          0.00%          --
2011  Lowest contract charge 0.50% Class S Shares(b)    $ 83.39           --                  --            --       (16.43)%
      Highest contract charge 1.34% Class S Shares(b)   $ 82.94           --                  --            --       (16.86)%
      All contract charges                                   --           76             $ 6,314          0.00%          --

   ----------
  (a)Units were made available on May 2, 2011.
  (b)Units were made available on May 20, 2011.
  (c)Units were made available on June 8, 2012.
  (d)Units were made available on August 17, 2012
  (e)Units were made available on May 20, 2013.
  (f)Units were made available on June 13, 2014.
  (g)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.
  (h)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
  (i)EQ/Invesco Comstock replaced EQ/Davis New York Venture due to a fund merger on June 13, 2014.
  (j)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.
  (k)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.
  (l)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
  (m)Units were made available on March 27, 2015.
  (n)MFS(R) Massachusetts Investors Growth Stock Series replaced MFS(R) Investors Growth Stock Portfolio due to a fund merger on March 27, 2015.
  (o)Units were made available on May 26, 2015.
  (p)Units were made available on June 19, 2015.

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2015

8. Financial Highlights (Concluded)

  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2015 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-143

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm......................................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2015 and 2014....................................... F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2015, 2014 and 2013...... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2015, 2014
   and 2013..................................................................................... F-4
  Consolidated Statements of Equity, Years Ended December 31, 2015, 2014 and 2013............... F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2015, 2014 and 2013........... F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization....................................................................... F-8
   Note 2 -- Significant Accounting Policies.................................................... F-8
   Note 3 -- Investments........................................................................ F-21
   Note 4 -- Goodwill and Other Intangible Assets............................................... F-38
   Note 5 -- Closed Block....................................................................... F-39
   Note 6 -- Contractholder Bonus Interest Credits.............................................. F-40
   Note 7 -- Fair Value Disclosures............................................................. F-41
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features........... F-52
   Note 9 -- Reinsurance Agreements............................................................. F-56
   Note 10 -- Short-Term and Long-Term Debt..................................................... F-57
   Note 11 -- Related Party Transactions........................................................ F-58
   Note 12 -- Employee Benefit Plans............................................................ F-60
   Note 13 -- Share-Based and Other Compensation Programs....................................... F-64
   Note 14 -- Income Taxes...................................................................... F-70
   Note 15 -- Accumulated Other Comprehensive Income (Loss)..................................... F-72
   Note 16 -- Commitments and Contingent Liabilities............................................ F-73
   Note 17 -- Litigation........................................................................ F-74
   Note 18 -- Insurance Group Statutory Financial Information................................... F-76
   Note 19 -- Business Segment Information...................................................... F-77
   Note 20 -- Quarterly Results of Operations (Unaudited)....................................... F-77

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 18, 2016

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2015 AND 2014

                                                      2015       2014
                                                   ---------- ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $31,201 and 30,795)... $   31,893 $   33,034
  Mortgage loans on real estate (net of valuation
   allowances of $6 and $37)......................      7,171      6,463
  Policy loans....................................      3,393      3,408
  Other equity investments........................      1,477      1,757
  Trading securities, at fair value...............      6,805      5,143
  Other invested assets...........................      1,788      1,978
                                                   ---------- ----------
   Total investments..............................     52,527     51,783
Cash and cash equivalents.........................      3,028      2,716
Cash and securities segregated, at fair value.....        565        476
Broker-dealer related receivables.................      1,971      1,899
Securities purchased under agreements to resell...         79         --
Deferred policy acquisition costs.................      4,469      4,271
Goodwill and other intangible assets, net.........      3,733      3,762
Amounts due from reinsurers.......................      4,466      4,051
Loans to affiliates...............................      1,087      1,087
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................     10,570     10,711
Other assets......................................      4,634      4,190
Separate Accounts' assets.........................    107,497    111,059
                                                   ---------- ----------

TOTAL ASSETS...................................... $  194,626 $  196,005
                                                   ========== ==========

LIABILITIES
Policyholders' account balances................... $   33,033 $   31,848
Future policy benefits and other policyholders
  liabilities.....................................     24,531     23,484
Broker-dealer related payables....................        404        551
Securities sold under agreements to repurchase....      1,890        950
Customers related payables........................      1,715      1,501
Amounts due to reinsurers.........................        131         74
Short-term debt...................................        584        689
Current and deferred income taxes.................      4,647      4,785
Other liabilities.................................      2,586      2,939
Separate Accounts' liabilities....................    107,497    111,059
                                                   ---------- ----------
   Total liabilities..............................    177,018    177,880
                                                   ---------- ----------
Redeemable Noncontrolling Interest................ $       13 $       17
                                                   ---------- ----------

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      5,321      5,957
  Retained earnings...............................      8,958      8,809
  Accumulated other comprehensive income (loss)...        228        351
                                                   ---------- ----------
   Total AXA Equitable's equity...................     14,509     15,119
                                                   ---------- ----------
Noncontrolling interest...........................      3,086      2,989
                                                   ---------- ----------
   Total equity...................................     17,595     18,108
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  194,626 $  196,005
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                           2015      2014      2013
                                                         --------  --------  --------
                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................ $  3,574  $  3,475  $  3,546
Premiums................................................      488       514       496
Net investment income (loss):
  Investment income (loss) from derivative instruments..      (81)    1,605    (2,866)
  Other investment income (loss)........................    2,057     2,210     2,237
                                                         --------  --------  --------
   Total net investment income (loss)...................    1,976     3,815      (629)
                                                         --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..........      (41)      (72)      (81)
  Portion of loss recognized in other comprehensive
   income (loss)........................................       --        --        15
                                                         --------  --------  --------
   Net impairment losses recognized.....................      (41)      (72)      (66)
  Other investment gains (losses), net..................       21        14       (33)
                                                         --------  --------  --------
     Total investment gains (losses), net...............      (20)      (58)      (99)
                                                         --------  --------  --------
Commissions, fees and other income......................    3,942     3,930     3,823
Increase (decrease) in the fair value of the
  reinsurance contract asset............................     (141)    3,964    (4,297)
                                                         --------  --------  --------
     Total revenues.....................................    9,819    15,640     2,840
                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................    2,799     3,708     1,691
Interest credited to policyholders' account balances....      978     1,186     1,373
Compensation and benefits...............................    1,783     1,739     1,743
Commissions.............................................    1,111     1,147     1,160
Distribution related payments...........................      394       413       423
Amortization of deferred sales commissions..............       49        42        41
Interest expense........................................       20        53        88
Amortization of deferred policy acquisition costs.......      284       215       580
Capitalization of deferred policy acquisition costs.....     (615)     (628)     (655)
Rent expense............................................      165       163       169
Amortization of other intangible assets.................       28        27        24
Other operating costs and expenses......................    1,173     1,460     1,512
                                                         --------  --------  --------
     Total benefits and other deductions................    8,169     9,525     8,149
                                                         --------  --------  --------
Earnings (loss) from operations, before income taxes....    1,650     6,115  $ (5,309)
Income tax (expense) benefit............................     (186)   (1,695)    2,073
                                                         --------  --------  --------

Net earnings (loss).....................................    1,464     4,420    (3,236)
  Less: net (earnings) loss attributable to the
   noncontrolling interest..............................     (403)     (387)     (337)
                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....... $  1,061  $  4,033  $ (3,573)
                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................... $   1,464  $   4,420  $  (3,236)
                                                   ---------  ---------  ---------

Other comprehensive income (loss) net of income
taxes:
   Foreign currency translation adjustment........       (25)       (21)       (12)
   Change in unrealized gains (losses), net of
     reclassification adjustment..................      (881)       969     (1,199)
   Changes in defined benefit plan related items
     not yet recognized in periodic benefit cost,
     net of reclassification adjustment...........        (4)       (23)       299
                                                   ---------  ---------  ---------
Total other comprehensive income (loss), net of
  income taxes....................................      (910)       925       (912)
                                                   ---------  ---------  ---------

Comprehensive income (loss).......................       554      5,345     (4,148)

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................      (388)      (358)      (345)
                                                   ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA
  Equitable....................................... $     166  $   4,987  $  (4,493)
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end
   of year........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning of
   year...........................................     5,957      5,934      5,992
  Deferred tax on dividend of AB Units............       (35)       (26)        --
  Non cash capital contribution from AXA
   Financial (See Note 12)........................       137         --         --
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................      (772)        --         --
  Changes in capital in excess of par value.......        34         49        (58)
                                                   ---------  ---------  ---------
  Capital in excess of par value, end of year.....     5,321      5,957      5,934
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............     8,809      5,205      9,125
  Net earnings (loss).............................     1,061      4,033     (3,573)
  Stockholder dividends...........................      (912)      (429)      (347)
                                                   ---------  ---------  ---------
  Retained earnings, end of year..................     8,958      8,809      5,205
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year..............................       351       (603)       317
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................       772         --         --
  Other comprehensive income (loss)...............      (895)       954       (920)
                                                   ---------  ---------  ---------
  Accumulated other comprehensive income (loss),
   end of year....................................       228        351       (603)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR......    14,509     15,119     10,538
                                                   ---------  ---------  ---------

  Noncontrolling interest, beginning of year......     2,989      2,903      2,494
  Repurchase of AB Holding units..................      (154)       (62)       (76)
  Net earnings (loss) attributable to
   noncontrolling interest........................       403        387        337
  Dividends paid to noncontrolling interest.......      (414)      (401)      (306)
  Dividend of AB Units by AXA Equitable to AXA
   Financial......................................       145         48        113
  Other comprehensive income (loss) attributable
   to noncontrolling interest.....................       (15)       (29)         8
  Other changes in noncontrolling interest........       132        143        333
                                                   ---------  ---------  ---------

     Noncontrolling interest, end of year.........     3,086      2,989      2,903
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  17,595  $  18,108  $  13,441
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                            2015       2014       2013
                                                         ---------  ---------  ---------
                                                                  (IN MILLIONS)
Net earnings (loss)..................................... $   1,464  $   4,420  $  (3,236)
  Adjustments to reconcile net earnings (loss) to net
  cash provided by operating activities:
   Interest credited to policyholders' account
     balances...........................................       978      1,186      1,373
   Universal life and investment-type product policy
     fee income.........................................    (3,574)    (3,475)    (3,546)
   Net change in broker-dealer and customer related
     receivables/payables...............................       (38)      (525)      (740)
   (Income) loss related to derivative instruments......        81     (1,605)     2,866
   Change in reinsurance recoverable with affiliate.....      (581)      (128)      (176)
   Investment (gains) losses, net.......................        20         58         99
   Change in segregated cash and securities, net........       (89)       505        571
   Change in deferred policy acquisition costs..........      (331)      (413)       (74)
   Change in future policy benefits.....................       961      1,647       (384)
   Change in current and deferred income taxes..........       258      1,448     (1,754)
   Real estate related write-off charges................        --         25         56
   Change in accounts payable and accrued expenses......        38       (259)        33
   Change in the fair value of the reinsurance
     contract asset.....................................       141     (3,964)     4,297
   Contribution to pension plans........................        --         (6)        --
   Amortization of deferred compensation................       172        171        159
   Amortization of deferred sales commission............        49         42         41
   Amortization of reinsurance cost.....................        39        302        302
   Other depreciation and amortization..................       (18)        44        122
   Amortization of other intangibles....................        28         27         24
   Other, net...........................................       116       (117)       128
                                                         ---------  ---------  ---------

  Net cash provided by (used in) operating activities...      (286)      (617)       161
                                                         ---------  ---------  ---------

  Cash flows from investing activities:
   Maturities and repayments of fixed maturities and
     mortgage loans on real estate......................     3,996      2,975      3,691
   Sales of investments.................................     1,284      1,099      3,444
   Purchases of investments.............................    (6,145)    (6,751)    (6,057)
   Purchases of trading account securities..............   (12,501)    (7,014)    (3,794)
   Sales maturities and repayment of trading account
     securities.........................................    10,810      6,077      1,893
   Cash settlements related to derivative instruments...       529        999     (2,500)
   Purchase of business, net of cash acquired...........        --        (61)        --
   Change in short-term investments.....................      (363)        (5)        --
   Decrease in loans to affiliates......................        --         --          5
   Increase in loans to affiliates......................        --         --        (56)
   Investment in capitalized software, leasehold
     improvements and EDP equipment.....................       (71)       (83)       (67)
   Other, net...........................................        35         (9)        12
                                                         ---------  ---------  ---------

  Net cash provided by (used in) investing activities... $  (2,426) $  (2,773) $  (3,429)
                                                         ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                  (CONTINUED)

                                                      2015       2014       2013
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  4,821  $   5,034  $   5,469
   Withdrawals and transfers to Separate Accounts..     (880)    (1,075)    (1,188)
  Change in short-term financings..................       95        221        (55)
  Change in collateralized pledged liabilities.....     (270)       430       (663)
  Change in collateralized pledged assets..........       (2)       (12)       (18)
  Repayment of Loans from Affiliates...............       --       (825)      (500)
  Repayment of long term debt......................     (200)        --         --
  Shareholder dividends paid.......................     (767)      (382)      (234)
  Repurchase of AB Holding units...................     (214)       (90)      (113)
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (414)      (401)      (306)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................      939        950         --
  Change in securities sold under agreements to
   resale..........................................      (79)        --         --
  Other, net.......................................        5         (7)        --
                                                    --------  ---------  ---------

Net cash provided by (used in) financing
  activities.......................................    3,034      3,843      2,392
                                                    --------  ---------  ---------

Effect of exchange rate changes on cash and cash
  equivalents......................................      (10)       (20)        (3)
Change in cash and cash equivalents................      312        433       (879)
Cash and cash equivalents, beginning of year.......    2,716      2,283      3,162
                                                    --------  ---------  ---------

Cash and Cash Equivalents, End of Year............. $  3,028  $   2,716  $   2,283
                                                    ========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................... $     19  $      72  $      91
                                                    ========  =========  =========
  Income Taxes (Refunded) Paid..................... $    (80) $     272  $    (214)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable and fixed-interest annuity products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2015 and 2014, the Company's economic interest in AB was 28.6% and 32.2%, respectively. At December 31, 2015 and 2014, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 62.8% and 62.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2015", "2014" and "2013" refer to the years ended December 31, 2015, 2014 and 2013, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AB earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2015, AB had significant variable interests in certain other structured products and hedge funds with approximately $28 million in client AUM. However, these VIEs do not require consolidation because management has determined that AB is not the primary beneficiary of the expected losses or expected residual returns of these entities. AB's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Adoption of New Accounting Pronouncements

   In June 2014, the Financial Accounting Standards Board ("FASB") issued new guidance for repurchase-to-maturity transactions, repurchase financings and added disclosure requirements, which aligns the accounting for repurchase-to-maturity transactions and repurchase financing arrangements with the accounting for other typical repurchase agreements. The new guidance also requires additional disclosures about repurchase agreements and similar transactions. The accounting changes and disclosure requirements were effective for interim or annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. New guidance is effective prospectively for fiscal years (and interim periods within those years) beginning after December 15, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy is intended to eliminate the diversity in practice that currently exists with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy will be the observability of the inputs. The amendment is effective retrospectively for fiscal years (and interim periods within those years) beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance is effective retrospectively for interim or annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to limited partnerships and similar entities, and ends the deferral granted to investment companies for applying the VIE guidance. The new standard is effective for annual periods, beginning after December 15, 2015, but may be early-adopted in any interim period. Management currently is evaluating the impacts this guidance may have on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for interim and annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2015 and 2014, the carrying value of COLI was $864 million and $803 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2015 and 2014, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $72 million and $89 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2015, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.65% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.65% net of product weighted average Separate Account fees) and 0.0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2015, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 6.5% (weighted average of 5.1%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral. As entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLB stock, AXA Equitable has purchased FHLBNY stock of $31 million, as of December 31, 2015. At December 31, 2015, AXA Equitable had $500 million of outstanding funding agreements with the FHLBNY. These funding agreements were used for asset liability management purposes. For other instruments used for asset liability management purposes, see "Derivative and offsetting assets and liabilities" included in
   Note 3.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the

   GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2015, participating policies, including those in the Closed Block, represent approximately 5.2% ($18,599 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of seven Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements. These Separate Accounts are combined on a line-by-line basis with the Company's General Account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the General Account.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Company does not bear the investment risk are reflected directly in Separate Accounts liabilities. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2015, 2014 and 2013, investment results of such Separate Accounts were gains (losses) of $1,148 million, $5,959 million and $19,022 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2015 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2015. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Out of Period Adjustments

   In 2015, the Company recorded several out-of-period adjustments ("OOPA") in its financial statements These OOPAs resulted in understating the 2015 total revenues by $112 million, and understated total benefits and other deductions by $51 million. These OOPAs primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its variable and interest sensitive life ("VISL") products. In addition, the Company recorded an OOPA in 2015 related an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's Disability Insurance ("DI") business. As a result of these OOPAs, the 2015 earnings (loss) from operations, before income tax was understated by $61 million, and the net earnings were understated by $40 million.

   In 2014, the Company recorded several OOPAs in its financial statements. The Company refined the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

   Assumption Updates and Refinements

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were updated based on emerging experience. This update increases expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreases the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, the after tax impacts of these assumption updates decreased Net earnings by approximately $60 million.

   Effective March 2016, the Company will raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007 which have both issue ages 70 and above and a current face value amount of $1 million and above. The Company is raising the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the current schedule of COI rates was established. This COI rate increase is larger than the increase that previously had been anticipated in management's reserve assumptions. As a result management updated the assumption to reflect the actual COI rate increase, resulting in a $46 million increase to net earnings for the year ended December 31, 2015.

   Additionally in 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption used to calculate GMDB/GMIB and VISL reserves and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, the after tax impact of this assumption update decreased Net earnings by approximately $445 million.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, the after DAC and after tax impact of this assumption update increased Net earnings by approximately $30 million.

   In addition, in 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, the after DAC and after tax impact of this refinements increased Net earnings by approximately $307 million.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                          GROSS      GROSS
                                              AMORTIZED UNREALIZED UNREALIZED                OTTI
                                                COST      GAINS      LOSSES   FAIR VALUE  IN AOCI/(3)/
                                              --------- ---------- ---------- ----------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2015
-----------------
Fixed Maturity Securities:
  Public corporate........................... $  12,890  $     688 $      202 $    13,376 $        --
  Private corporate..........................     6,818        232        124       6,926          --
  U.S. Treasury, government and agency.......     8,800        280        305       8,775          --
  States and political subdivisions..........       437         68          1         504          --
  Foreign governments........................       397         36         18         415          --
  Commercial mortgage-backed.................       591         29         87         533           9
  Residential mortgage-backed/(1)/...........       608         32         --         640          --
  Asset-backed/(2)/..........................        68         10          1          77           3
  Redeemable preferred stock.................       592         57          2         647          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    31,201      1,432        740      31,893          12

Equity securities............................        34         --          2          32          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2015................... $  31,235  $   1,432 $      742 $    31,925 $        12
                                              =========  ========= ========== =========== ===========

December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $  13,808  $   1,140 $       51 $    14,897 $        --
  Private corporate..........................     6,934        409         20       7,323          --
  U.S. Treasury, government and agency.......     6,685        672         26       7,331          --
  States and political subdivisions..........       441         78         --         519          --
  Foreign governments........................       405         48          7         446          --
  Commercial mortgage-backed.................       855         22        142         735          10
  Residential mortgage-backed/(1)/...........       752         43         --         795          --
  Asset-backed/(2)/..........................        86         14          1          99           3
  Redeemable preferred stock.................       829         70         10         889          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    30,795      2,496        257      33,034          13

Equity securities............................        36          2         --          38          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2014................... $  30,831  $   2,498 $      257 $    33,072 $        13
                                              =========  ========= ========== =========== ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2015 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2015

                                              AMORTIZED
                                                COST     FAIR VALUE
                                              ---------- ----------
                                                  (IN MILLIONS)
Due in one year or less...................... $    1,469 $    1,486
Due in years two through five................      7,012      7,395
Due in years six through ten.................     10,429     10,406
Due after ten years..........................     10,432     10,709
                                              ---------- ----------
   Subtotal..................................     29,342     29,996
Commercial mortgage-backed securities........        591        533
Residential mortgage-backed securities.......        608        640
Asset-backed securities......................         68         77
                                              ---------- ----------
Total........................................ $   30,609 $   31,246
                                              ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2015, 2014 and 2013:

                                                      December 31,
                                              ---------------------------
                                                2015     2014      2013
                                              -------  -------  ---------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   979  $   716  $   3,220
                                              =======  =======  =========
Gross gains on sales......................... $    33  $    21  $      71
                                              =======  =======  =========
Gross losses on sales........................ $    (8) $    (9) $     (88)
                                              =======  =======  =========
Total OTTI................................... $   (41) $   (72) $     (81)
Non-credit losses recognized in OCI..........      --       --         15
                                              -------  -------  ---------
Credit losses recognized in earnings (loss).. $   (41) $   (72) $     (66)
                                              =======  =======  =========

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                               2015      2014
                                                             --------  --------
                                                                (IN MILLIONS)
Balances at January 1,...................................... $   (254) $   (370)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold............................       97       188
Recognized impairments on securities impaired to fair value
  this period/(1)/..........................................      (11)       --
Impairments recognized this period on securities not
  previously impaired.......................................      (22)      (41)
Additional impairments this period on securities previously
  impaired..................................................       (8)      (31)
Increases due to passage of time on previously recorded
  credit losses.............................................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows..........................       --        --
                                                             --------  --------
Balances at December 31,.................................... $   (198) $   (254)
                                                             ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                  DECEMBER 31,
                                               ------------------
                                                 2015     2014
                                               -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    16  $      10
   All other..................................     676      2,229
  Equity securities...........................      (2)         2
                                               -------  ---------
Net Unrealized Gains (Losses)................. $   690  $   2,241
                                               =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                    AOCI GAIN
                                                   NET                                                (LOSS)
                                               UNREALIZED                             DEFERRED      RELATED TO
                                                  GAIN                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON            POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              -------------  -------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $          10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................            (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       --             --           --              --
   Deferred income taxes.....................            --       --             --           (1)             (1)
   Policyholders liabilities.................            --       --             (4)          --              (4)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $          16  $    --  $          (4) $        (5) $            7
                                              =============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2014..................... $         (28) $     2  $          10  $         5  $          (11)
Net investment gains (losses) arising during
  the period.................................            (1)      --             --           --              (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            39       --             --           --              39
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       (2)            --           --              (2)
   Deferred income taxes.....................            --       --             --           (9)             (9)
   Policyholders liabilities.................            --       --            (10)          --             (10)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2014................... $          10  $    --  $          --  $        (4) $            6
                                              =============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                  AOCI GAIN (LOSS)
                                               UNREALIZED                                 DEFERRED         RELATED TO
                                                  GAINS                                    INCOME        NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS     TAX ASSET        INVESTMENT
                                               INVESTMENTS      DAC      LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  ---------  -------------  ---------------  ----------------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $       2,231  $    (122) $        (368) $          (610) $          1,131
Net investment gains (losses) arising during
  the period.................................        (1,562)        --             --               --            (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             5         --             --               --                 5
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         40             --               --                40
   Deferred income taxes.....................            --         --             --              477               477
   Policyholders liabilities.................            --         --            155               --               155
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2015................... $         674  $     (82) $        (213) $          (133) $            246
                                              =============  =========  =============  ===============  ================

BALANCE, JANUARY 1, 2014..................... $         607  $    (107) $        (245) $           (90) $            165
Net investment gains (losses) arising during
  the period.................................         1,606         --             --               --             1,606
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            18         --             --               --                18
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --        (15)            --               --               (15)
   Deferred income taxes.....................            --         --             --             (520)             (520)
   Policyholders liabilities.................            --         --           (123)              --              (123)
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2014................... $       2,231  $    (122) $        (368) $          (610) $          1,131
                                              =============  =========  =============  ===============  ================

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 810 issues at December 31, 2015 and the 601 issues at December 31, 2014 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                              ----------------------- --------------------- ---------------------
                                                            GROSS                  GROSS                 GROSS
                                                          UNREALIZED             UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ---------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $      359 $       73 $    3,450 $      202
  Private corporate..........................      1,926          102        184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305         --         --      3,538        305
  States and political subdivisions..........         19            1         --         --         19          1
  Foreign governments........................         73            7         39         11        112         18
  Commercial mortgage-backed.................         67            2        261         85        328         87
  Residential mortgage-backed................         11           --         29         --         40         --
  Asset-backed...............................         11           --         17          1         28          1
  Redeemable preferred stock.................         43           --         40          2         83          2
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    8,779 $        546 $      929 $      194 $    9,708 $      740
                                              ========== ============ ========== ========== ========== ==========
December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      687 $         18 $      794 $       33 $    1,481 $       51
  Private corporate..........................        627           11        254          9        881         20
  U.S. Treasury, government and agency.......        280            6        373         20        653         26
  States and political subdivisions..........         21           --         --         --         21         --
  Foreign governments........................         27            1         65          6         92          7
  Commercial mortgage-backed.................         37            2        355        140        392        142
  Residential mortgage-backed................         --           --         35         --         35         --
  Asset-backed...............................         --           --         20          1         20          1
  Redeemable preferred stock.................         42           --        169         10        211         10
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    1,721 $         38 $    2,065 $      219 $    3,786 $      257
                                              ========== ============ ========== ========== ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2015 and 2014 were $157 million and $146 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2015 and 2014, respectively, approximately $1,310 million and $1,788 million, or 4.2% and 5.8%, of the $31,201 million and $30,795 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $97 million and $85 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, the $194 million and $219 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2015 or 2014. As of December 31, 2015, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime;

   borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2015 and 2014, respectively, the Company owned $7 million and $8 million in RMBS backed by subprime residential mortgage loans, and $6 million and $7 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2015, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $8 million.

   At December 31, 2015 and 2014, respectively, the amortized cost of the Company's trading account securities was $6,866 million and $5,160 million with respective fair values of $6,805 million and $5,143 million. Also at December 31, 2015 and 2014, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $82 million and $197 million and costs of $72 million and $185 million as well as other equity securities with carrying values of $32 million and $38 million and costs of $34 million and $36 million.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2015 and 2014:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED
                                              --------------------------
                                              DECEMBER 31,  December 31,
                                                  2015          2014
                                              ------------  ------------
                                                    (IN MILLIONS)
Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        (63) $         --
Net investment gains (losses) recognized on
  securities sold during the period..........           20            22
                                              ------------  ------------
Unrealized and realized gains (losses) on
  trading securities.........................          (43)           22
Interest and dividend income from trading
  securities.................................           60            41
                                              ------------  ------------
Net investment income (loss) from trading
  securities................................. $         17  $         63
                                              ============  ============

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $16 million and $93 million at December 31, 2015 and 2014, respectively. Gross interest income on these loans included in net investment income (loss) totaled $1 million, $1 million and $2 million in 2015, 2014 and 2013, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $4 million and $7 million in 2015, 2014 and 2013, respectively. The TDR mortgage loan shown in the table below has been modified four times since 2011. The modifications were to extend the maturity from its original maturity of November 5, 2014 to December 5, 2016 and to extend interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $16 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2015

                                                        OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ----------------------------------
                                              OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                              -------- ---------------- -----------------
                                                             (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $             16 $              16

   There were no default payments on the above loan during 2015. There were no agricultural troubled debt restructuring mortgage loans in 2015.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2015, 2014 and 2013 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    37  $    42  $    34
   Charge-offs...............................     (32)     (14)      --
   Recoveries................................      (1)      --       (2)
   Provision.................................       2        9       10
                                              -------  -------  -------
Ending Balance, December 31,................. $     6  $    37  $    42
                                              =======  =======  =======

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     6  $    37  $    42
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2015, 2014 and 2013.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2015 and 2014, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2015

                                                          DEBT SERVICE COVERAGE RATIO
                                              ----------------------------------------------------
                                                                                            LESS    TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN   MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------- ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      533 $    -- $    102 $     12 $    24 $    -- $     671
50% - 70%....................................      1,392     353      741      853      77      --     3,416
70% - 90%....................................        141      --      206      134     124      46       651
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Commercial Mortgage Loans.............. $    2,129 $   353 $  1,049 $  1,045 $   225 $    46 $   4,847
                                              ========== ======= ======== ======== ======= ======= =========

AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      204 $   116 $    277 $    432 $   256 $    51 $   1,336
50% - 70%....................................        146      80      192      298     225      47       988
70% - 90%....................................         --      --        2        4      --      --         6
90% plus.....................................         --      --       --       --      --      --        --
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Agricultural Mortgage Loans............ $      350 $   196 $    471 $    734 $   481 $    98 $   2,330
                                              ========== ======= ======== ======== ======= ======= =========

TOTAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      737 $   116 $    379 $    444 $   280 $    51 $   2,007
50% - 70%....................................      1,538     433      933    1,151     302      47     4,404
70% - 90%....................................        141      --      208      138     124      46       657
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Mortgage Loans......................... $    2,479 $   549 $  1,520 $  1,779 $   706 $   144 $   7,177
                                              ========== ======= ======== ======== ======= ======= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2014

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
Commercial Mortgage Loans/(1)/                                       (In Millions)
0% - 50%..................................... $     335 $    -- $     -- $     59 $    34 $   -- $    428
50% - 70%....................................       963     440      872      839      54     --    3,168
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans.............. $   1,665 $   440 $    933 $  1,163 $   167 $   47 $  4,415
                                              ========= ======= ======== ======== ======= ====== ========

Agricultural Mortgage Loans/(1)/
0% - 50%..................................... $     184 $   100 $    232 $    408 $   206 $   50 $  1,180
50% - 70%....................................       143      87      201      223     204     47      905
70% - 90%....................................        --      --       --       --      --     --       --
90% plus.....................................        --      --       --       --      --     --       --
                                              --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans............ $     327 $   187 $    433 $    631 $   410 $   97 $  2,085
                                              ========= ======= ======== ======== ======= ====== ========

Total Mortgage Loans/(1)/
0% - 50%..................................... $     519 $   100 $    232 $    467 $   240 $   50 $  1,608
50% - 70%....................................     1,106     527    1,073    1,062     258     47    4,073
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans......................... $   1,992 $   627 $  1,366 $  1,794 $   577 $  144 $  6,500
                                              ========= ======= ======== ======== ======= ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2015 and 2014, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                              RECORDED
                                                                                                             INVESTMENT
                                                                                              TOTAL    (GREATER THAN) 90 DAYS
                                              30-59 60-89      90 DAYS                      FINANCING           AND
                                              DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES        ACCRUING
                                              ----- ----- ----------------- ----- -------- ----------- ----------------------
                                                                               (IN MILLIONS)
DECEMBER 31, 2015:
------------------

  Commercial................................. $  -- $  --           $    30 $  30 $  4,817  $    4,847             $       --
  Agricultural...............................    12     7                 4    23    2,307       2,330                      4
                                              ----- -----           ------- ----- --------  ----------             ----------
TOTAL MORTGAGE LOANS......................... $  12 $   7           $    34 $  53 $  7,124  $    7,177             $        4
                                              ===== =====           ======= ===== ========  ==========             ==========

December 31, 2014:
------------------

  Commercial................................. $  -- $  --           $    -- $  -- $  4,415  $    4,415             $       --
  Agricultural...............................     1     7                 3    11    2,074       2,085                      3
                                              ----- -----           ------- ----- --------  ----------             ----------
Total Mortgage Loans......................... $   1 $   7           $     3 $  11 $  6,489  $    6,500             $        3
                                              ===== =====           ======= ===== ========  ==========             ==========

   The following table provides information relating to impaired mortgage loans at December 31, 2015 and 2014, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                UNPAID                   AVERAGE       INTEREST
                                     RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                    INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                    ---------- ---------- ----------  --------------- ----------
                                                           (IN MILLIONS)
DECEMBER 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       46 $       46 $       --  $            15 $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       46 $       46 $       --  $            15 $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $       63 $       63 $       (6) $           137 $        4
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       63 $       63 $       (6) $           137 $        4
                                    ========== ========== ==========  =============== ==========

December 31, 2014:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       -- $       -- $       --  $            -- $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $       -- $       -- $       --  $            -- $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $      156 $      156 $      (37) $           148 $        2
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $      156 $      156 $      (37) $           148 $        2
                                    ========== ========== ==========  =============== ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,363 million and $1,490 million, respectively, at December 31, 2015 and 2014. The Company's total equity in net earnings (losses) for these limited partnership interests was $71 million, $206 million and $206 million, respectively, for 2015, 2014 and 2013.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps, equity options as well as repo transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, is intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. From time to time, the Company uses interest rate swaptions and other instruments to reduce the risk associated with minimum guarantees on these interest-sensitive contracts. At
   December 31, 2015 and 2014, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   In second quarter 2015, the Company entered into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned through the current year from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign inflation bonds as General Account investments and enters into asset swaps, to result in payment of the variable principal at maturity and semi-annual coupons of the bonds to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These asset swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   In third quarter of 2014, the Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               FAIR VALUE
                                                        ------------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES  EARNINGS (LOSS)
                                              --------- ----------- ------------ ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $         2 $          3 $           (84)
  Swaps......................................     1,359           8           21             (45)
  Options....................................     7,358       1,042          652              14
Interest rate contracts:/(1)/
  Floors.....................................     1,800          61           --              12
  Swaps......................................    13,718         351          108              (8)
  Futures....................................     8,685          --           --             (81)
  Swaptions..................................        --          --           --             118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442          16           38             (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263           5            4               7
                                                                                 ---------------
NET INVESTMENT INCOME (LOSS).................                                                (81)
                                                                                 ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --      10,570           --            (141)
GIB and GWBL and other features/(2)/.........        --          --          184             (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          310             (38)
                                              --------- ----------- ------------ ---------------

Balances, December 31, 2015.................. $  42,714 $    12,055 $      1,320 $          (260)
                                              ========= =========== ============ ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2014

                                                               Fair Value
                                                        ------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset     Liability       Reported In
                                               Amount   Derivatives Derivatives    Earnings (Loss)
                                              --------- ----------- ------------ ------------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,933 $         1 $          2 $             (522)
  Swaps......................................     1,169          22           15                (88)
  Options....................................     6,896       1,215          742                196
Interest rate contracts:/(1)/
  Floors.....................................     2,100         120           --                  9
  Swaps......................................    11,608         605           15              1,507
  Futures....................................    10,647          --           --                459
  Swaptions..................................     4,800          72           --                 37
Credit contracts:/(1)/
  Credit default swaps.......................     1,942           9           27                  4
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       149           2           --                  3
                                                                                 ------------------
Net investment income (loss).................                                                 1,605
                                                                                 ------------------

Embedded derivatives:
GMIB reinsurance contracts...................        --      10,711           --              3,964
GIB and GWBL and other features/(2)/.........        --          --          128               (128)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          380               (199)
                                              --------- ----------- ------------ ------------------
Balances, December 31, 2014.................. $  45,244 $    12,757 $      1,309 $            5,242
                                              ========= =========== ============ ==================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2015 are exchange-traded and net settled daily in cash. At December 31, 2015, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $276 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $33 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200, and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $49 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2015 and 2014, respectively, the Company held $655 million and $1,225 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2015 and 2014, respectively, were $5 million and $28 million, for which the Company posted collateral of $5 million and $36 million at December 31, 2015 and 2014, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2015 and 2014, the balance outstanding under reverse repurchase transactions was $79 million and $0 million, respectively. At December 31, 2015 and 2014, the balance outstanding under securities repurchase transactions was $1,890 million and $950 million, respectively. The Company utilized these repurchase agreements for asset liability management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in
   Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2015

                                                GROSS    GROSS AMOUNTS      NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE    PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS    BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                              (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    1,049 $           673 $             376
Interest rate contracts......................        389             104               285
Credit contracts.............................         14              37               (23)
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,452             814               638
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         20              --                20
                                              ---------- --------------- -----------------
  Total Derivatives..........................      1,472             814               658
Other financial instruments/(2)(4)/..........      1,271              --             1,271
                                              ---------- --------------- -----------------
  Other invested assets/(2)/................. $    2,743 $           814 $           1,929
                                              ========== =============== =================
Securities purchased under agreement to
  resell..................................... $       79 $            -- $              79
                                              ========== =============== =================

                                                GROSS    GROSS AMOUNTS     NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE   PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS   BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                             (IN MILLIONS)
LIABILITIES/(3)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      673 $           673 $              --
Interest rate contracts......................        104             104                --
Credit contracts.............................         37              37                --
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        814             814                --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --              --                --
                                              ---------- --------------- -----------------
  Total Derivatives..........................        814             814                --
Other financial liabilities..................      2,586              --             2,586
                                              ---------- --------------- -----------------
  Other liabilities.......................... $    3,400 $           814 $           2,586
                                              ========== =============== =================
Securities sold under agreement to repurchase $    1,890 $            -- $           1,890
                                              ========== =============== =================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2015

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
ASSETS/(1)/
Counterparty A............................... $                   52  $         --    $    (52)  $      --
Counterparty B...............................                      9            --          (7)          2
Counterparty C...............................                     61            --         (58)          3
Counterparty D...............................                    222            --        (218)          4
Counterparty E...............................                     53            --         (53)         --
Counterparty F...............................                     (2)           --           2          --
Counterparty G...............................                    129            --        (129)         --
Counterparty H...............................                     16           (11)         (5)         --
Counterparty I...............................                     44            --         (39)          5
Counterparty J...............................                     19            --         (13)          6
Counterparty K...............................                     17            --         (17)         --
Counterparty L...............................                      7            --          (7)         --
Counterparty M...............................                     11            --         (10)          1
Counterparty N...............................                     20            --          --          20
Counterparty Q...............................                     --            --          --          --
Counterparty T...............................                     (3)           --           3          --
Counterparty U...............................                     --            --           1           1
Counterparty V...............................                      3            --          (3)         --
                                              ----------------------    ------------   --------  ---------
  Total Derivatives.......................... $                  658  $        (11)   $   (605)  $      42
Other financial instruments/(2)(4)/..........                  1,271            --          --       1,271
                                              ----------------------    ------------   --------  ---------
  OTHER INVESTED ASSETS/(2)/................. $                1,929  $        (11)   $   (605)  $   1,313
                                              ======================    ============   ========  =========
Counterparty M............................... $                   28  $        (28)   $     --   $      --
Counterparty V...............................                     51           (51)         --          --
                                              ----------------------    ------------   --------  ---------
  Securities purchased under agreement to
   resell.................................... $                   79  $        (79)   $     --   $      --
                                              ======================    ============   ========  =========

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
LIABILITIES/(3)/
Counterparty D............................... $                  234  $       (234)   $     --          --
Counterparty C...............................                  1,033        (1,016)        (17)         --
Counterparty M...............................                    623          (611)        (12)         --
                                              ----------------------    ------------   --------  ---------
  Securities sold under agreement to
   repurchase................................ $                1,890  $     (1,861)   $    (29)  $      --
                                              ======================    ============   ========  =========

  /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2015
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90   GREATER THAN
                                               CONTINUOUS      DAYS     DAYS      90 DAYS     TOTAL
                                              ------------- ---------- -------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE
   U.S. Treasury and agency securities....... $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
SECURITIES PURCHASED UNDER AGREEMENT TO
RESELL
   Corporate securities...................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

  /(1)/Excludes Investment Management segment's $75 million of securities borrowed.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2014

                                                Gross    Gross Amounts    Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $    1,236  $         753   $          483
Interest rate contracts......................        755             12              743
Credit contracts.............................          7             27              (20)
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,998            792            1,206
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         40             --               40
                                              ----------  -------------   --------------
  Total Derivatives..........................      2,038            792            1,246
Other financial instruments/(2)/.............        852             --              852
                                              ----------  -------------   --------------
  Other invested assets/(2)/................. $    2,890  $         792   $        2,098
                                              ==========  =============   ==============

LIABILITIES/(3)/
Description
Derivatives:
Equity contracts............................. $      753  $         753   $           --
Interest rate contracts......................         12             12               --
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        765            765               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ----------  -------------   --------------
  Total Derivatives..........................        765            765               --
Other financial liabilities..................      2,939             --            2,939
                                              ----------  -------------   --------------
  Other liabilities.......................... $    3,704  $         765   $        2,939
                                              ----------  -------------   --------------
Securities sold under agreement to repurchase $      950  $          --   $          950
                                              ==========  =============   ==============

  /(1)/Excludes Investment Management segment's $8 million net derivative assets, $22 million long exchange traded options and $158 million of securities borrowed.
  /(2)/Includes $120 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $9 million net derivative liabilities, $7 million short exchange traded options and $34 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2014.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2014

                                                               Collateral (Received)/Held
                                                Net Amounts    ------------------------
                                              Presented in the  Financial                    Net
                                               Balance Sheets  Instruments       Cash      Amounts
                                              ---------------- -----------   -----------  ----------
                                                                  (In Millions)
ASSETS/(1)/
Counterparty A...............................  $            62  $       --   $       (62) $       --
Counterparty B...............................              102          --           (95)          7
Counterparty C...............................              111          --          (110)          1
Counterparty D...............................              228          --          (224)          4
Counterparty E...............................               60          --           (59)          1
Counterparty F...............................               63          --           (60)          3
Counterparty G...............................              145        (145)           --          --
Counterparty H...............................               31         (31)           --          --
Counterparty I...............................              136          --          (134)          2
Counterparty J...............................               28          --           (22)          6
Counterparty K...............................               44          --           (44)         --
Counterparty L...............................              113        (113)           --          --
Counterparty M...............................               76          --           (68)          8
Counterparty N...............................               40          --            --          40
Counterparty Q...............................                4          --            (4)         --
Counterparty T...............................                3          --            (3)         --
                                               ---------------  ----------   -----------  ----------
  Total Derivatives..........................  $         1,246  $     (289)  $      (885) $       72
Other financial instruments/(2)/.............              852          --            --         852
                                               ---------------  ----------   -----------  ----------
  Other invested assets/(2)/.................  $         2,098  $     (289)  $      (885) $      924
                                               ===============  ==========   ===========  ==========

LIABILITIES/(3)/
Counterparty D...............................  $           450  $     (450)  $        --          --
Counterparty C...............................              500        (500)           --          --
                                               ---------------  ----------   -----------  ----------
  Securities sold under agreement to
   repurchase................................  $           950  $     (950)  $        --  $       --
                                               ===============  ==========   ===========  ==========

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets and $158 million related to securities borrowed.
  /(2)/Includes $120 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of $10 million related to derivative liabilities and $34 million related to securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                2015      2014      2013
                                              --------  --------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $  1,420  $  1,431  $  1,462
Mortgage loans on real estate................      338       306       284
Repurchase agreement.........................        1        --        --
Other equity investments.....................       84       200       228
Policy loans.................................      213       216       219
Derivative investments.......................      (81)    1,605    (2,866)
Trading securities...........................       17        63        54
Other investment income......................       40        49        50
                                              --------  --------  --------
  Gross investment income (loss).............    2,032     3,870      (569)
Investment expenses..........................      (53)      (53)      (57)
Interest expense.............................       (3)       (2)       (3)
                                              --------  --------  --------
Net Investment Income (Loss)................. $  1,976  $  3,815  $   (629)
                                              ========  ========  ========

   For 2015, 2014 and 2013, respectively, Net investment income (loss) from derivatives included $474 million, $899 million and $(2,829) million of realized gains (losses) on contracts closed during those periods and $(555) million, $706 million and $(37) million of unrealized gains (losses) on derivative positions at each respective year end.

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
Fixed maturities............................. $  (17) $  (54) $  (75)
Mortgage loans on real estate................     (1)     (3)     (7)
Other equity investments.....................     (5)     (2)    (17)
Other........................................      3       1      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (20) $  (58) $  (99)
                                              ======  ======  ======

   For 2015, 2014 and 2013, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $5 million and $8 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,562 million and $3,562 million at December 31, 2015 and 2014, respectively. The Company annually tests this goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2015 and 2014, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $610 million and $610 million at December 31, 2015 and 2014, respectively and the accumulated amortization of these intangible assets was $439 million and $411 million at December 31, 2015 and 2014, respectively. Amortization expense related to the AB intangible assets totaled $28 million, $27 million and $24 million for 2015, 2014 and 2013, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2015 and 2014, respectively, net deferred sales commissions totaled $99 million and $118 million and are included within Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2015 net asset balance for each of the next five years is $41 million, $32 million, $21 million, $5 million and $0 million. The
   Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2015, the Company determined that the deferred sales commission asset was not impaired.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015, AB purchased additional shares of CPH, bringing AB's ownership interest to 85.0% as of December 31, 2015.

   On December 12, 2013, AB acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2015, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AB made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services exceed $5,000 million on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AB also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AB recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $157 million and $163 million at December 31, 2015 and 2014, respectively. Amortization of capitalized software in 2015, 2014 and 2013 were $55 million, $50 million and $119 million (including $45 million of accelerated amortization), respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2015     2014
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  7,363 $  7,537
Policyholder dividend obligation.............       81      201
Other liabilities............................      100      117
                                              -------- --------
Total Closed Block liabilities...............    7,544    7,855
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,426 and
  $4,829)....................................    4,599    5,143
Mortgage loans on real estate................    1,575    1,407
Policy loans.................................      881      912
Cash and other invested assets...............       49       14
Other assets.................................      258      176
                                              -------- --------
Total assets designated to the Closed Block..    7,362    7,652
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      182      203
Amounts included in accumulated other
  comprehensive income (loss):
Net unrealized investment gains (losses),
  net of deferred income tax (expense)
  benefit of $(36) and $(43) and
  policyholder dividend obligation of $(81)
  and $(201).................................       67       80
                                              -------- --------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $    249 $    283
                                              ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  262  $  273  $  286
Investment income (loss).....................    368     378     402
Net investment gains (losses)................      2      (4)    (11)
                                              ------  ------  ------
Total revenues...............................    632     647     677
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    576     597     637
Other operating costs and expenses...........      4       4       1
                                              ------  ------  ------
Total benefits and other deductions..........    580     601     638
                                              ------  ------  ------
Net revenues, before income taxes............     52      46      39
Income tax (expense) benefit.................    (18)    (16)    (14)
                                              ------  ------  ------
Net Revenues (Losses)........................ $   34  $   30  $   25
                                              ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                              (IN MILLIONS)
Balances, beginning of year.................. $  201  $  128
Unrealized investment gains (losses).........   (120)     73
                                              ------  ------
Balances, End of year........................ $   81  $  201
                                              ======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                               (IN MILLIONS)
Balance, beginning of year................... $  383  $  518
Contractholder bonus interest credits
  deferred...................................     17      15
Balance true-up..............................    174      --
Amortization charged to income...............    (40)   (150)
                                              ------  ------
Balance, End of Year......................... $  534  $  383
                                              ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2015 and 2014, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2015

                                                 LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ----------  ---------  --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  19,882  $     420 $   20,302
   U.S. Treasury, government and agency.......         --      8,775         --      8,775
   States and political subdivisions..........         --        459         45        504
   Foreign governments........................         --        414          1        415
   Commercial mortgage-backed.................         --         30        503        533
   Residential mortgage-backed/(1)/...........         --        640         --        640
   Asset-backed/(2)/..........................         --         37         40         77
   Redeemable preferred stock.................        258        389         --        647
                                               ----------  ---------  --------- ----------
     Subtotal.................................        258     30,626      1,009     31,893
                                               ----------  ---------  --------- ----------
  Other equity investments....................         97         --         49        146
  Trading securities..........................        654      6,151         --      6,805
  Other invested assets:
   Short-term investments.....................         --        369         --        369
   Swaps......................................         --        230         --        230
   Credit Default Swaps.......................         --        (22)        --        (22)
   Futures....................................         (1)        --         --         (1)
   Options....................................         --        390         --        390
   Floors.....................................         --         61         --         61
   Currency Contracts.........................         --          1         --          1
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (1)     1,029         --      1,028
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,150         --         --      2,150
Segregated securities.........................         --        565         --        565
GMIB reinsurance contracts....................         --         --     10,570     10,570
Separate Accounts' assets.....................    104,058      2,964        313    107,335
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  107,216  $  41,335  $  11,941 $  160,492
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     184 $      184
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        310         --        310
Contingent payment arrangements...............         --         --         31         31
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     310  $     215 $      525
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2014

                                                 Level 1    Level 2    Level 3     Total
                                               ----------  ---------  --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  21,840  $     380 $   22,220
   U.S. Treasury, government and agency.......         --      7,331         --      7,331
   States and political subdivisions..........         --        472         47        519
   Foreign governments........................         --        446         --        446
   Commercial mortgage-backed.................         --         20        715        735
   Residential mortgage-backed/(1)/...........         --        793          2        795
   Asset-backed/(2)/..........................         --         46         53         99
   Redeemable preferred stock.................        254        635         --        889
                                               ----------  ---------  --------- ----------
     Subtotal.................................        254     31,583      1,197     33,034
                                               ----------  ---------  --------- ----------
  Other equity investments....................        217         --         61        278
  Trading securities..........................        710      4,433         --      5,143
  Other invested assets:
   Short-term investments.....................         --        103         --        103
   Swaps......................................         --        597         --        597
   Credit Default Swaps.......................         --        (18)        --        (18)
   Futures....................................         (2)        --         --         (2)
   Options....................................         --        473         --        473
   Floors.....................................         --        120         --        120
   Currency Contracts.........................         --          1         --          1
   Swaptions..................................         --         72         --         72
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (2)     1,348         --      1,346
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,725         --         --      2,725
Segregated securities.........................         --        476         --        476
GMIB reinsurance contracts....................         --         --     10,711     10,711
Separate Accounts' assets.....................    107,539      3,072        260    110,871
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  111,443  $  40,912  $  12,229 $  164,584
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     128 $      128
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        380         --        380
Contingent payment arrangements...............         --         --         42         42
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     380  $     170 $      550
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2015 and 2014, respectively, the fair value of public fixed maturities is approximately $24,216 million and $24,779 million or approximately 16.2% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, the fair value of private fixed maturities is approximately $7,677 million and $8,255 million or approximately 5.1% and 5.4% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2015 and 2014, respectively, the net fair value of freestanding derivative positions is approximately $659 million and $1,243 million or approximately 64.1% and 92.3% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, investments classified as Level 1 comprise approximately 71.8% and 72.7% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2015 and 2014, respectively, investments classified as Level 2 comprise approximately 27.3% and 26.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2015 and 2014, respectively, approximately $673 million and $821 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2015 and 2014, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2015 and 2014, respectively, were approximately $119 million and $135 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $543 million and $770 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2015 and 2014, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $123 million and $147 million at December 31, 2015 and 2014, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2015. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   In 2014, AFS fixed maturities with fair values of $82 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $15 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.50% of total equity at December 31, 2014.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2015 and 2014, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                STATE AND
                                                                POLITICAL               COMMERCIAL    RESIDENTIAL
                                                                  SUB-        FOREIGN   MORTGAGE-      MORTGAGE-       ASSET-
                                                  CORPORATE     DIVISIONS      GOVTS      BACKED        BACKED         BACKED
                                                ------------  -------------  ---------  ----------  ---------------  ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        380  $          47  $      --  $      715  $             2  $      53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            3             --         --           1               --         --
     Investment gains (losses), net............            2             --         --         (38)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            5             --         --         (37)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............          (25)            (1)        --          64               --         (4)
Purchases/(3)/.................................           60             --          1          --               --         --
Sales/(4)/.....................................          (38)            (1)        --        (175)              (2)        (9)
Transfers into Level 3/(1)/....................           99             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (61)            --         --         (64)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2015..................... $        420  $          45  $       1  $      503  $            --  $      40
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2014....................... $        291  $          46  $      --  $      700  $             4  $      83
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --           2               --         --
     Investment gains (losses), net............            3             --         --         (89)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal..................................... $          5  $          --  $      --  $      (87) $            --  $      --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............            6              2         --         135               --          7
Purchases/(3)/.................................          162             --         --          --               --         --
Sales/(4)/.....................................          (30)            (1)        --         (20)              (2)       (37)
Transfers into Level 3/(1)/....................           15             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (69)            --         --         (13)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2014..................... $        380  $          47  $      --  $      715  $             2  $      53
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2013....................... $        355  $          50  $      19  $      900  $             9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --          --               --         --
     Investment gains (losses), net............            5             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            7             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............           (1)            (3)        (2)         13               (1)         3
Purchases/(3)/.................................           70             --         --          31               --         --
Sales/(4)/.....................................         (150)            (1)       (17)       (160)              (4)       (22)
Transfers into Level 3/(1)/....................           20             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (10)            --         --         (16)              --        (11)
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2013..................... $        291  $          46  $      --  $      700  $             4  $      83
                                                ============  =============  =========  ==========  ===============  =========

                                                 REDEEM-                                              GWBL
                                                  ABLE                         GMIB      SEPARATE   AND OTHER  CONTINGENT
                                                PREFERRED    OTHER EQUITY   REINSURANCE  ACCOUNTS   FEATURES     PAYMENT
                                                  STOCK      INVESTMENTS       ASSET      ASSETS    LIABILITY  ARRANGEMENT
                                               ----------  ---------------  -----------  --------  ----------  -----------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2015...................... $       --  $            61  $    10,711  $    260  $      128           42
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --               --           --        --          --           --
   Investment gains (losses), net.............         --                5           --        36          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --         (327)       --          --           --
   Policyholders' benefits....................         --               --           --        --        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal.................................         --                5         (327)       36        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income (loss)...........         --                2           --        --          --           --
Purchases/(2)/................................         --                1          228        26         186           --
Sales/(3)/....................................         --              (20)         (42)       (2)         --          (11)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               --           --        (2)         --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2015.................... $       --  $            49  $    10,570  $    313  $      184           31
                                               ==========  ===============  ===========  ========  ==========   ==========

BALANCE, JANUARY 1, 2014...................... $       15  $            52  $     6,747  $    237  $       --           38
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --                3           --        --          --           --
   Investment gains (losses), net.............         --                1           --        15          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --        3,774        --          --           --
   Policyholders' benefits....................         --               --           --        --          (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal................................. $       --  $             4  $     3,774  $     15  $       (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income(loss)............         --               --           --        --          --           --
Purchases/(2)/................................         --                8          225        16         136            9
Sales/(3)/....................................        (15)              (1)         (35)       (3)         --           (5)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               (2)          --        --          --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2014.................... $       --  $            61  $    10,711  $    260  $      128           42
                                               ==========  ===============  ===========  ========  ==========   ==========

                                                Redeem-                                                         GWBL
                                                 able                    Other        GMIB        Separate    and Other
                                               Preferred Other Equity   Invested   Reinsurance    Accounts    Features
                                                 Stock   Investments     Assets       Asset        Assets     Liability
                                               --------- ------------  ---------  -------------  ----------  ----------
                                                                             (In Millions)
BALANCE, JANUARY 1, 2013...................... $      15 $         77  $      (2) $      11,044  $      224  $      265
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net Investment Income (loss)...............                     10
   Investment gains (losses), net.............        --           (7)        --             --          10          --
   Increase (decrease) in the fair value of
     reinsurance contracts....................        --           --         --         (4,496)         --          --
   Policyholders' benefits....................        --           --         --             --          --        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
     Subtotal.................................        --            3         --         (4,496)         10        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
  Other comprehensive income (loss)...........        --           --          2             --          (1)         --
Purchases/(2)/................................        --            4         --            237           6          86
Sales/(3)/....................................        --           (3)        --            (38)         (3)         --
Settlements/(4)/..............................        --           --         --             --          (2)         --
Transfers into Level 3/(1)/...................        --           --         --             --           3          --
Transfers out of Level 3/(1)/.................        --          (29)        --             --          --          --
                                               --------- ------------  ---------  -------------  ----------  ----------
BALANCE, DECEMBER 31, 2013.................... $      15 $         52  $      --  $       6,747  $      237  $       --
                                               ========= ============  =========  =============  ==========  ==========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2015 and 2014 by category for Level 3 assets and liabilities still held at December 31, 2015 and 2014, respectively:

                                                                EARNINGS (LOSS)
                                                -----------------------------------------------
                                                                                 INCREASE
                                                   NET                       (DECREASE) IN THE
                                                INVESTMENT   INVESTMENT        FAIR VALUE OF                    POLICY-
                                                  INCOME        GAINS           REINSURANCE                     HOLDERS'
                                                  (LOSS)    (LOSSES), NET        CONTRACTS            OCI       BENEFITS
                                                ---------- --------------- --------------------  ------------  ----------
                                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2015
STILL HELD AT DECEMBER 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $        (25) $       --
     State and political subdivisions..........         --              --                   --            (2)         --
     Commercial mortgage-backed................         --              --                   --            61          --
     Asset-backed..............................         --              --                   --            (4)         --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $         30  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                 (141)           --          --
   Separate Accounts' assets...................         --              36                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         184
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            36 $               (141) $         30  $      184
                                                ========== =============== ====================  ============  ==========

Level 3 Instruments
Full Year 2014
Still Held at December 31, 2014
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $          6  $       --
     State and political subdivisions..........         --              --                   --             2          --
     Commercial mortgage-backed................         --              --                   --           112          --
     Asset-backed..............................         --              --                   --             7          --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $        127  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                3,964            --          --
   Separate Accounts' assets...................         --              15                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         128
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            15 $              3,964  $        127  $      128
                                                ========== =============== ====================  ============  ==========

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2015 and 2014, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2015

                                 FAIR         VALUATION
                                 VALUE        TECHNIQUE        SIGNIFICANT UNOBSERVABLE INPUT       RANGE
                                ------- ---------------------- ------------------------------ -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:

   Corporate................... $    61 Matrix pricing model                  Spread over the
                                                                            industry-specific
                                                                        benchmark yield curve 50 BPS - 565 BPS

                                    154 Market comparable                    EBITDA multiples   7.8X - 19.1X
                                          companies                             Discount rate   7.0% - 12.6%
                                                                          Cash flow Multiples   14.0X - 16.5X
---------------------------------------------------------------------------------------------------------------

   Asset-backed................       3 Matrix pricing model                 Spread over U.S.
                                                                               Treasury curve 30 BPS - 687 BPS
---------------------------------------------------------------------------------------------------------------

Other equity investments.......      10 Market comparable                    Revenue multiple    2.5X - 4.8X
                                          companies                    Marketability Discount       30.0%
---------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     271 Third party appraisal             Capitalization rate       4.9%
                                                                     Exit capitalization rate       5.9%
                                                                                Discount rate       6.7%

                                      7 Discounted cash flow                 Spread over U.S.
                                                                               Treasury curve
                                                                       Gross domestic product 280 BPS - 411 BPS
                                                                                         rate   0.0% - 1.09%
                                                                              Discount factor    2.3% - 5.9%
---------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  10,570 Discounted cash flow                      Lapse Rates    0.6% - 5.7%
                                                                             Withdrawal rates    0.2% - 8.0%
                                                                       GMIB Utilization Rates    0.0% - 15%
                                                                         Non-performance risk  5 BPS - 18 BPS
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................     120 Discounted cash flow                      Lapse Rates    1.0% - 5.7%
                                                                             Withdrawal rates    0.0% - 7.0%
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2014

                                Fair         Valuation
                                Value        Technique         Significant Unobservable Input         Range
                               ------- ---------------------- --------------------------------- -----------------
                                                             (In Millions)
ASSETS:
Investments:
Fixed maturities,
  available-for-sale:

   Corporate.................. $    75 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 BPS - 590 BPS

                                   132 Market comparable
                                         companies                                Discount rate   11.2% - 15.2%
-----------------------------------------------------------------------------------------------------------------

   Asset-backed...............       5 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 BPS - 687 BPS
-----------------------------------------------------------------------------------------------------------------

Other equity investments......      20 Market comparable                       Revenue multiple    2.0X - 3.5X
                                         companies                                Discount rate       18.0%
                                                                                 Discount years         2
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     234 Third party appraisal                Capitalization rate       5.2%
                                                                       Exit capitalization rate       6.2%
                                                                                  Discount rate       7.1%

                                     7 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product 238 BPS - 395 BPS
                                                                                           rate    0.0% - 2.4%
                                                                                Discount factor    1.3% - 5.4%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts....  10,711 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.2% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 15.0%
                                                                           Non-performance risk  5 BPS - 16 BPS
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL /(1)/...............     107 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.0% - 7.0%
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2015 and 2014, respectively, are approximately $865 million and $1,045 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 63.1% and 68.8% of total assets classified as Level 3 and represent only 0.6% and 0.7% of total assets measured at fair value on a recurring basis at December 31, 2015 and 2014 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2015 and 2014, respectively, are approximately $215 million and $207 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 51.2% and 54.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2015 and 2014, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2015 and 2014, are approximately 7.5% and 9.4%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AB for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2015 and 2014, respectively, are approximately $32 million and $31 million private venture capital fund-of-fund investments of AB for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2015 and 2014, AB's aggregate unfunded commitments to these investments were approximately $3 million and $3 million, respectively.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2015 and 2014, primarily consist of a private real estate fund with a fair value of approximately $271 million and $234 million, a private equity investment with a fair value of approximately $2 million and $2 million and mortgage loans with fair value of approximately $5 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $28 million and $7 million at December 31, 2015 and $11 million and $8 million at December 31, 2014, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $31 million and $42 million as of December 31, 2015 and 2014, respectively) are currently valued using projected AUM growth rates with a weighted average of 46.0%, revenue growth rates with a weighted average of 43.0%, and discount rates of 3.0% (using a cost of debt assumption). During the fourth quarters of 2015 and 2014, AB recorded changes in estimates of the contingent consideration payable relating to recent acquisitions of $7 million and $4 million, respectively.

   The carrying values and fair values at December 31, 2015 and 2014 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                   FAIR VALUE
                                              CARRYING ----------------------------------
                                               VALUE   LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              -------- ------- -------- -------- --------
                                                             (IN MILLIONS)
December 31, 2015:
MORTGAGE LOANS ON REAL ESTATE................ $  7,171 $    -- $     -- $  7,257 $  7,257
LOANS TO AFFILIATES..........................    1,087      --      795      390    1,185
POLICYHOLDERS LIABILITIES: INVESTMENT
  CONTRACTS..................................    7,825      --       --    7,930    7,930
POLICY LOANS.................................    3,393      --       --    4,343    4,343
SHORT-TERM DEBT..............................      584      --      584       --      584
SEPARATE ACCOUNT LIABILITIES.................    5,124      --       --    5,124    5,124
December 31, 2014:
Mortgage loans on real estate................ $  6,463 $    -- $     -- $  6,617    6,617
Loans to affiliates..........................    1,087      --    1,203       --    1,203
Policyholders liabilities: Investment
  contracts..................................    2,799      --       --    2,941    2,941
Policy loans.................................    3,408      --       --    4,406    4,406
Short-term debt..............................      688      --      700       --      700
Separate Account Liabilities.................    5,019      --       --    5,019    5,019

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and FHLBNY funding agreements and escrow shield plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2013................... $  1,772  $  4,561  $  6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013.................    1,626     4,203     5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015................. $  2,986  $  5,297  $  8,283
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                                 -------------
                                                                 (IN MILLIONS)
Balance at January 1, 2013...................................... $         844
  Paid guarantee benefits.......................................          (109)
  Other changes in reserve......................................            56
                                                                 -------------
Balance at December 31, 2013....................................           791
  Paid guarantee benefits.......................................          (114)
  Other changes in reserve......................................           155
                                                                 -------------
Balance at December 31, 2014....................................           832
  Paid guarantee benefits.......................................          (148)
  Other changes in reserve......................................           746
                                                                 -------------
Balance at December 31, 2015.................................... $       1,430
                                                                 =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2015 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN OF
                                                PREMIUM    RATCHET   ROLL-UP     COMBO     TOTAL
                                               ---------  --------  ---------  ---------  -------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $  13,037  $    132  $      78  $     244  $13,491
   Separate Accounts.......................... $  38,438  $  8,570  $   3,472  $  34,160  $84,640
  Net amount at risk, gross................... $     397  $    422  $   2,389  $  15,872  $19,080
  Net amount at risk, net of amounts
   reinsured.................................. $     397  $    302  $   1,616  $   6,743  $ 9,058
  Average attained age of contractholders.....      51.1      65.4       71.7       66.4     55.0
  Percentage of contractholders over age 70...       9.0%     35.4%      58.1%      38.2%    16.6%
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

GMIB:
-----
  Account values invested in:
   General Account............................       N/A       N/A  $      41  $     351  $   392
   Separate Accounts..........................       N/A       N/A  $  15,467  $  41,092  $56,559
  Net amount at risk, gross...................       N/A       N/A  $   1,179  $   6,232  $ 7,411
  Net amount at risk, net of amounts
   reinsured..................................       N/A       N/A  $     351  $   1,561  $ 1,912
  Weighted average years remaining until
   annuitization..............................       N/A       N/A        1.4        1.9      1.9
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $494 million and $508 million at December 31, 2015 and 2014, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   In-force management

   The Company continues to proactively manage its in-force business. For example:

      . GMIB/GWBL LUMP SUM OPTION. In 2015, the Company added a lump sum option to certain contracts with GMIB and GWBL benefits. Prior to the addition of this option, if an eligible contractholder's adjusted account value fell to zero, the contractholder would automatically receive a stream of payments over his or her lifetime. With this option, eligible contractholders now have the ability to receive a percentage of the present value of those lifetime payments in a one-time lump sum payment.

      . GMDB/GMIB BUYBACK. Beginning in 2012, the Company initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. Most recently in 2015, the Company initiated a program to give contractholders an option to elect a full buyout of their rider or a new partial
          (50%) buyout of their rider.

   The Company believes that the lump sum option and buyback programs are mutually beneficial to both the Company and contractholders who no longer need or want the GMDB, GMIB or GWBL rider. As a result of the 2015 buyback program, the Company is assuming a change in the short-term behavior of remaining contractholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term. The Company is also incorporating the expectation that some contractholders will utilize the new lump sum option product feature.

   Due to the difference in accounting recognition between the GMDB/GMIB and GWBL reserves and the fair value of the GMIB reinsurance contract asset, the net impact of the addition of the lump sum option to certain contracts and the 2015 buyback offer is an after-tax loss of $247 million, which was recognized in 2015. The net impact of a 2013 buyback that completed in 2014 was an after-tax loss of $29 million and $20 million to Net earnings in 2014 and 2013, respectively. For additional information, see "Accounting for VA Guarantee Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              ------------------
                                                2015     2014
                                              -------- ---------
                                                (IN MILLIONS)
GMDB:
-----
Equity....................................... $ 66,230 $  67,108
Fixed income.................................    2,686     3,031
Balanced.....................................   15,350    17,505
Other........................................      374       404
                                              -------- ---------
Total........................................ $ 84,640 $  88,048
                                              ======== =========

GMIB:
-----
Equity....................................... $ 43,874 $  43,850
Fixed income.................................    1,819     1,988
Balanced.....................................   10,696    12,060
Other........................................      170       186
                                              -------- ---------
Total........................................ $ 56,559 $  58,084
                                              ======== =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2015, the total account value and net amount at risk of the hedged variable annuity contracts were $50,333 million and $7,841 million, respectively, with the GMDB feature and $32,740 million and $1,560 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2013................... $     556 $      (310) $    246
  Other changes in reserves..................       273        (131)      142
                                              --------- -----------  --------
Balance at December 31, 2013.................       829        (441)      388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015................. $   1,084 $      (539) $    545
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and$30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2015, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 4.1% and 48.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 19.6% and 54.6%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2015 and 2014 were $10,570 million and $10,711 million, respectively. The increases (decreases) in fair value were $(141) million, $3,964 million and $(4,297) million for 2015, 2014 and 2013, respectively.

   At December 31, 2015 and 2014, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,367 million, of which $2,005 million and $2,069 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Paul Revere Life Insurance Company (A rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2015 and 2014, affiliated reinsurance recoverables related to insurance contracts amounted to $2,009 million and $1,684 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $131 million and $74 million, at December 31, 2015 and 2014, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $92 million and $110 million at December 31, 2015 and 2014, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2015 and 2014 were $744 million and $757 million, respectively.

   For affiliated reinsurance agreements see Note 11 "Related Party
   Transactions."

   The following table summarizes the effect of reinsurance:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  820  $  844  $  848
Reinsurance assumed..........................    207     211     213
Reinsurance ceded............................   (539)   (541)   (565)
                                              ------  ------  ------
Premiums..................................... $  488  $  514  $  496
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  279  $  270  $  247
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  527  $  726  $  703
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $80 million and $78 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, $1,652 million and $1,714 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2015  2014  2013
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $  11 $  14 $  15
Incurred benefits related to prior years.....    22    16    10
                                              ----- ----- -----
Total Incurred Benefits...................... $  33 $  30 $  25
                                              ===== ===== =====
Benefits paid related to current year........ $  18 $  20 $  19
Benefits paid related to prior years.........    13    11    13
                                              ----- ----- -----
Total Benefits Paid.......................... $  31 $  31 $  32
                                              ===== ===== =====

10)SHORT-TERM DEBT

   Short-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2015   2014
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
AB:
  Commercial paper (with interest rates of
   0.5% and 0.3%)............................ $  584 $  489
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     --    200
                                              ------ ------
Total short-term debt........................ $  584 $  689
                                              ====== ======

   Short-term Debt

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB's and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2015, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   As of December 31, 2015 and 2014, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2015 and 2014, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $200 million, with AB named as an additional borrower, while one has no stated limit. As of December 31, 2015 and 2014, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new $382 million, seven year term loan with an interest rate of 4.0% was issued.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   Other Transactions

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see Note 12.

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life"), equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million. MONY Life was a subsidiary of AXA Financial through October 1, 2013.

   The Company reimburses AXA Financial for expenses related to certain employee compensation and benefits. Such reimbursement is based on the cost to AXA Financial of the benefits provided which totaled $20 million, $29 million and $40 million, respectively, for 2015, 2014 and 2013.

   In 2015, 2014 and 2013, respectively, the Company paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $603 million, $616 million and $621 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $321 million, $325 million and $345 million, respectively, for their applicable share of operating expenses in 2015, 2014 and 2013, pursuant to Service agreement.

   AXA Distributors received $13 million, $2 million and $2 million in commissions and fees for the sale of MONY Life Insurance Company of America ("MONY America") insurance products in 2015, 2014 and 2013, respectively. AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona Company ("AXA Arizona"), a wholly-owned subsidiary of AXA Financial.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2015 and 2014, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,741 million and $8,560 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2015, 2014 and 2013 related to the UL and no lapse guarantee riders totaled approximately $453 million, $453 million and $474 million, respectively. Ceded claims paid in 2015, 2014 and 2013 were $54 million, $83 million and $70 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,099 million at December 31, 2015) and/or letters of credit ($3,205 million at December 31, 2015). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2015, 2014 and 2013 totaled approximately $21 million, $22 million and $21 million, respectively. Claims and expenses paid in 2015, 2014 and 2013 were $5 million, $10 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. The reinsurance agreement was approved by the NYDFS with a retroactive effective date of January 1, 2015 and is due to expire on December 31, 2024. Premiums and expenses associated with the reinsurance agreement were $4 million in 2015.

   AXA Equitable provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with certain AXA Financial subsidiaries and affiliates to conduct their business. The associated costs related to the service agreement are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company. As a result of such allocations, AXA Equitable was reimbursed $94 million, $75 million and $148 million for 2015, 2014 and 2013, respectively.

   Both AXA Equitable and AB, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AB incurred expenses under such agreements of approximately $164 million, $173 million and $165 million in 2015, 2014 and 2013, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $14 million, $15 million and $24 million in 2015, 2014 and 2013, respectively. The net receivable (payable) related to these contracts was approximately $1 million and $3 million at December 31, 2015 and 2014, respectively.

   During 2015, 2014 and 2013 AXA Equitable FMG earned $707 million,
   $711 million and $690 million, respectively of Investment management and administrative fees from EQAT, VIP Trust, 1290 Funds (since inception in
   2014) and Other AXA Trusts. Accounts receivable from these transactions were $47 million and $48 million at December 31, 2015 and 2014, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                                 2015     2014     2013
                                               -------- -------- --------
                                                     (IN MILLIONS)
Investment advisory and services fees......... $  1,056 $  1,062 $  1,010
Distribution revenues.........................      415      433      455
Other revenues -- shareholder servicing fees..       85       91       91
Other revenues -- other.......................        5        6        6

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $18 million, $18 million and $0 million in 2015, 2014 and 2013, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees) and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under the AXA Equitable QP would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   Measurement Date

   The Company uses a December 31 measurement date for its pension plans.

   Contributions and Funding Policy

   For 2015, no cash contributions were made by AXA Equitable and AB to their respective qualified pension plans. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2015, no minimum contribution is required to be made to either plan in 2016 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2016. Similarly, AB currently does not plan to make a contribution to its pension plan during 2016.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
Service cost................................. $     8  $     9  $    40
Interest cost................................      93      107       99
Expected return on assets....................    (159)    (155)    (155)
Actuarial (gain) loss........................       1        1        1
Net amortization.............................     110      111      155
Curtailment..................................      --       --        3
                                              -------  -------  -------
Net Periodic Pension Expense................. $    53  $    73  $   143
                                              =======  =======  =======

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Projected benefit obligation, beginning of
  year....................................... $ 2,657  $ 2,463
Service cost.................................      --       --
Interest cost................................      93      107
Actuarial (gains) losses.....................      (6)     264
Benefits paid................................    (169)    (177)
Plan amendments and curtailments.............       1       --
                                              -------  -------
  Projected Benefit Obligation...............   2,576    2,657
Transfer to AXA Financial....................  (2,447)      --
                                              -------  -------
Projected Benefit Obligation, End of Year.... $   129  $ 2,657
                                              =======  =======

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Pension plan assets at fair value, beginning
  of year.................................... $ 2,473  $ 2,401
Actual return on plan assets.................      24      250
Contributions................................      --        6
Benefits paid and fees.......................    (175)    (184)
                                              -------  -------
Pension plan assets at fair value, end of
  year.......................................   2,322    2,473
PBO, immediately preceding the Transfer to
  AXA Financial..............................   2,576    2,657
                                              -------  -------
  Excess of PBO Over Pension Plan Assets,
   immediately preceding the Transfer to AXA
   Financial.................................    (254)    (184)
Transfer to AXA Financial.................... $   211  $    --
                                              -------  -------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $   (43) $  (184)
                                              =======  =======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $43 million and $184 million at December 31, 2015 and 2014, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $2,576 million and $2,322 million, respectively, at December 31, 2015 and $2,657 million and $2,473 million, respectively, at December 31, 2014.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2015 and 2014 that have not yet been recognized by AXA Equitable as components of net periodic pension cost. Not shown in the table at December 31, 2015 is approximately $1,193 million unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI transferred to AXA Financial due to the Assumption Transaction.

                                              DECEMBER 31,
                                              -------------
                                              2015   2014
                                              ----- -------
                                              (IN MILLIONS)
Unrecognized net actuarial (gain) loss....... $  49 $ 1,144
Unrecognized prior service cost (credit).....     1      --
                                              ----- -------
  Total...................................... $  50 $ 1,144
                                              ===== =======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $340,000 and $0, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   2015 -- Immediately following the Assumption Transaction, the total fair value of plan assets for the qualified pension plans of the Company at December 31, 2015 was approximately $86 million, all supporting the AB qualified retirement plan.

   2014 -- The tables below disclose the allocation of the approximately $2,473 million fair value of total plan assets for the qualified pension plans of the Company and their level of observability within the fair value hierarchy at December 31, 2014. At December 31, 2014, assets classified as Level 1, Level 2 and Level 3 comprised approximately 32.4%, 57.6% and 10.0%, respectively, of qualified pension plan assets. During 2014, there were no transfers in/out of the Level 3 plan asset classification; activity in Level 3 consisted only of actual returns of approximately $22 million on those assets. Except for an investment at December 31, 2014 of approximately $1 million in a private REIT through a pooled separate account, there were no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

                                              DECEMBER 31,
                                              ------------
                                               2015   2014
                                              -----  -----
Fixed Maturities.............................  24.0%  49.4%
Equity Securities............................  56.0   38.8
Equity real estate...........................    --    9.8
Cash and short-term investments..............    --    1.3
Other........................................  20.0    0.7
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- ------
                                                      (IN MILLIONS)
DECEMBER 31, 2015:
ASSET CATEGORIES
Fixed Maturities:
  Other structured debt...................... $    -- $     9 $    -- $    9
Common and preferred equity..................      24      --      --     24
Mutual funds.................................      43      --      --     43
Private real estate investment trusts........      --      10      --     10
                                              ------- ------- ------- ------
   Total..................................... $    67 $    19 $    -- $   86
                                              ======= ======= ======= ======

                                              Level 1 Level 2  Level 3  Total
                                              ------- -------- ------- --------
                                                        (In Millions)
December 31, 2014:
Asset Categories
Fixed Maturities:
  Corporate.................................. $    -- $    833 $    -- $    833
  U.S. Treasury, government and agency.......      --      358      --      358
  States and political subdivisions..........      --       18      --       18
  Other structured debt......................      --        9       3       12
Common and preferred equity..................     743      177      --      920
Mutual funds.................................      46       --      --       46
Private real estate investment funds.........      --       --       1        1
Private real estate investment trusts........      --       10     242      252
Cash and cash equivalents....................      13       --      --       13
Short-term investments.......................      --       20      --       20
                                              ------- -------- ------- --------
   Total..................................... $   802 $  1,425 $   246 $  2,473
                                              ======= ======== ======= ========

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes by varying the asset allocation of a portfolio through investment in the overlay portfolios.

   Discount Rate and Other Assumptions

   The discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2015 and 2014. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                                                    DECEMBER 31,
                                                                    -----------
                                                                    2015   2014
                                                                    -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding Transfer to AXA
     Financial..................................................... 3.98%    N/A
   Other AXA Equitable defined benefit plans....................... 3.66%    N/A
   AB Qualified Retirement Plan....................................  4.3%    N/A
  Benefits obligations (aggregate methodology for 2014)............   N/A   3.6%
  Periodic cost....................................................  3.6%   3.6%

Rates of compensation increase:
  Benefit obligation............................................... 6.00%  6.00%
  Periodic cost.................................................... 6.46%  6.00%

Expected long-term rates of return on pension plan assets
  (periodic cost).................................................. 6.75%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $6 million, $10 million and $10 million for 2015, 2014 and 2013, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2016, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2015 and include benefits attributable to estimated future employee service.

                                                                     PENSION
                                                                    BENEFITS
                                                                  --------------
                                                                  (IN MILLIONS)

2016............................................................. $            6
2017.............................................................              4
2018.............................................................              5
2019.............................................................              6
2020.............................................................              5
Years 2021 - 2025................................................             36

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2015, 2014 and 2013 for share-based payment arrangements as further described herein are as follows:

                                              2015  2014  2013
                                              ----- ----- ----
                                                (IN MILLIONS)
Performance Units/Shares..................... $  18 $  10 $ 43
Stock Options................................     1     1    2
AXA Shareplan................................    16    10   13
AB Stock Options.............................    --    --   (4)
AB Restricted Units..........................   174   171  286
Other Compensation plans/(1)/................     2    --   --
                                              ----- ----- ----
Total Compensation Expenses.................. $ 211 $ 192 $340
                                              ===== ===== ====

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Share Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted stock options in years prior to 2014.

   Performance Units and Performance Shares

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015, the expense associated with the June 19, 2015 grant of performance shares were $8 million.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of 2,273,008 performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 2 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015 and 2014, the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million and $9 million, respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 986,580 performance units earned under the terms of the AXA Performance Unit Plan 2011.

   2013 GRANT. On March 22, 2013, under the terms of the 2013 Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. 119.58% of the unearned performance shares were earned based on the performance of AXA and the insurance-related business of AXA Financial Group. The earned performance shares will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2015, 2014 and 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $7 million, $2 million and $11 million, respectively.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   For 2015, 2014 and 2013, the Company recognized compensation costs of $18 million, $10 million and $43 million, respectively, for performance shares and units earned to date. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2015 and 2014 was $0 and $58 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2016 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2015 GRANT. On June 19, 2015, 442,885 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 244,597 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $333,000.

   2014 GRANT. On March 24, 2014, 395,720 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 214,174 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015 and 2014, the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $216,000 and $345,000, respectively.

   2013 GRANT On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, 2014 and 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $71,000, $131,000 and $357,000, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2015 follows:

                                                                             Options Outstanding
                                              ----------------------------------------------------------------------------------
                                                   AXA Ordinary Shares            AXA ADRs/(3)/            AB Holding Units
                                              ----------------------------   ------------------------ --------------------------
                                                               Weighted                    Weighted                    Weighted
                                                Number         Average         Number      Average        Number       Average
                                              Outstanding      Exercise      Outstanding   Exercise     Outstanding    Exercise
                                              (In 000's)        Price        (In 000's)     Price       (In 000's)      Price
                                              -----------  ---------------   -----------  ----------- --------------  ----------

Options Exercisable at January 1, 2015.......    16,837.9  (Euro)    21.39       1,105.2  $     25.53        5,942.4  $    45.03
Options granted..............................       444.0  (Euro)    22.90            --  $        --           29.1  $    31.74
Options exercised............................    (4,196.7) (Euro)    18.26        (510.7) $     25.33         (541.1) $    17.06
Options forfeited, net.......................      (483.1) (Euro)    22.75        (553.5) $     25.59          (23.1) $    89.95
Options expired/reinstated...................          --               --            --           --           (8.8) $    45.45
                                              -----------                    -----------              --------------
Options Outstanding at December 31, 2015.....    12,602.1  (Euro)    21.39          41.0  $     27.28        5,398.5  $    47.59
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)    --/(2)/              $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................         3.0                           2.36                        2.90
                                              ===========                    ===========              ==============
Options Exercisable at December 31, 2015.....    10,074.6  (Euro)    22.50          40.9  $     27.28        4,736.7       43.04
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)       --                $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................        2.48                           2.36                        2.90
                                              ===========                    ===========              ==============

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2015 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from exercises of stock options in 2015 was $13 million. The intrinsic value related to exercises of stock options during 2015, 2014 and 2013 were approximately $200,000, $3 million and $14 million respectively, resulting in amounts currently deductible for tax purposes of approximately $70,000, $1 million, and $5 million, respectively, for the periods then ended. In 2015, 2014 and 2013, windfall tax benefits of approximately $70,000, $1 million and $5 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2015, AXA Financial held 2,262 AXA ordinary shares in treasury at a weighted average cost of $24.86 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2015, 2014 and 2013, respectively.

                                                   AXA Ordinary Shares             AB Holding Units
                                              ----------------------------  ------------------------------
                                                2015      2014      2013      2015     2014       2013
                                              --------  --------  --------  -------  -------  ------------

Dividend yield...............................     6.29%     6.38%     7.52%     7.1%     8.4%  8.0 - 8.3%
Expected volatility..........................    23.68%    29.24%    31.27%    32.1%    48.9% 49.7 - 49.8%
Risk-free interest rates.....................     0.92%     1.54%     1.34%     1.5%     1.5%  0.8 - 1.7%
Expected life in years.......................      8.2       8.2       7.7      6.0      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   1.73  $   2.89  $   1.79  $  4.13  $  4.78  $       5.44

   For 2015, 2014 and 2013, the Company recognized compensation costs (credits) for stock options of $1 million, $1 million and $(2) million, respectively. As of December 31, 2015, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.48 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2015, 2014 and 2013, respectively, the Company recognized compensation costs of $174 million, $171 million and $286 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2015, approximately 19.8 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2015, approximately $36 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   3.20 years.

   The following table summarizes restricted AXA ordinary share activity for 2015. In addition, approximately 44,333 RSUs were granted during 2015 with graded vesting over a 3-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2015...............     51,460 $    15.37
Granted......................................     10,578 $    23.25
Vested.......................................     28,028 $    14.63
                                              ---------- ----------
Unvested as of December 31, 2015.............     34,010 $    18.43
                                              ========== ==========

   Restricted AXA Ordinary shares vested in 2015, 2014 and 2013 had aggregate vesting date fair values of approximately $1 million, $1 million and $1 million, respectively.

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction. For the years ended December 31, 2015, 2014 and 2013, the Company recognized compensation expense of approximately $327,800, $350,300, and $350,000 for these unrestricted share awards.

   AXA Shareplan

   2015 AXA SHAREPLAN. In 2015, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly-issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2015. Eligible employees and financial professionals could have reserved a share purchase during the reservation period from August 31, 2015 through September 14, 2015 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 22, 2015 through October 27, 2015. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 21, 2015 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $20.17 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 8.57% formula discounted price of $23.05 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2015 which is July 1, 2020. All subscriptions became binding and irrevocable on October 27, 2015.

   The Company recognized compensation expense of $16 million, $10 million and $13 million in 2015, 2014 and 2013 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2015, 2014 and 2013 primarily invested under Investment Option B for the purchase of approximately 5 million, 5 million and 5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2015, 2014 and 2013, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $281,000, $295,000 and $278,000.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2015 and 2014, AB purchased 8.5 million and 3.6 million Holding units for $218 million and $93 million respectively. These amounts reflect open-market purchases of 5.8 million and 0.3 million Holding units for $151 million and $7 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding unit awards (including 7.0 million granted in December for 2015 year-end awards). During 2014, AB granted to employees and eligible directors 7.6 million restricted AB Holding awards (including 6.6 million granted in December 2013 for 2014 year-end awards). Prior to third quarter 2014, AB funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust.

   During 2015 and 2014, AB Holding issued 0.5 million and 1.1 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $9 million and $19 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AB totaling $173 million, $173 million and $156 million for 2015, 2014 and 2013, respectively. The cost of the 2015 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2015, 302,443 options to buy Holding units had been granted and 47.2 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 12.5 million Holding units were available for grant as of December 31, 2015.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $      (36) $    (552) $      197
  Deferred (expense) benefit.................       (150)    (1,143)      1,876
                                              ----------  ---------  ----------
Total........................................ $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)

Expected income tax (expense) benefit........ $     (578) $  (2,140) $    1,858
Noncontrolling interest......................        124        119         101
Separate Accounts investment activity........        181        116         122
Non-taxable investment income (loss).........          8         12          20
Tax audit interest...........................          1         (6)        (14)
State income taxes...........................          1         (4)         (6)
AB Federal and foreign taxes.................          2          4           2
Tax settlement...............................         77        212          --
Other........................................         (2)        (8)        (10)
                                              ----------  ---------  ----------
Income tax (expense) benefit................. $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014 the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                                  DECEMBER 31, 2015         December 31, 2014
                                              ------------------------- -------------------------
                                               ASSETS     LIABILITIES    Assets     Liabilities
                                              --------- --------------- --------- ---------------
                                                                 (IN MILLIONS)

Compensation and related benefits............ $     110 $            -- $     150 $            --
Reserves and reinsurance.....................        --           1,740        --           1,785
DAC..........................................        --           1,253        --           1,162
Unrealized investment gains or losses........        --             134        --             614
Investments..................................        --           1,437        --           1,490
Net operating losses and credits.............       424              --       512              --
Other........................................        --              25       112              --
                                              --------- --------------- --------- ---------------
Total........................................ $     534 $         4,589 $     774 $         5,051
                                              ========= =============== ========= ===============

   As of December 31, 2015, the Company had $424 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2015, $255 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $103 million would need to be provided if such earnings were remitted.

   At December 31, 2015 and 2014, of the total amount of unrecognized tax benefits $344 million and $397 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2015 and 2014 were $52 million and $77 million, respectively. For 2015, 2014 and 2013, respectively, there were $(25) million, $(43) million and $15 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                 2015       2014      2013
                                              ---------  ---------  --------
                                                       (IN MILLIONS)

Balance at January 1,........................ $     475  $     592  $    573
Additions for tax positions of prior years...        44         56        57
Reductions for tax positions of prior years..      (101)      (181)      (38)
Additions for tax positions of current year..        --          8        --
                                              ---------  ---------  --------
Balance at December 31,...................... $     418  $     475  $    592
                                              =========  =========  ========

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. The IRS commenced their examination of the 2008 and 2009 tax years in 2015. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                          DECEMBER 31,
                                              -----------------------------------
                                                 2015        2014         2013
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)

Unrealized gains (losses) on investments..... $      241  $    1,122  $       153
Foreign currency translation adjustments.....        (58)        (33)         (12)
Defined benefit pension plans................        (12)       (780)        (757)
                                              ----------  ----------  -----------
Total accumulated other comprehensive income
  (loss).....................................        171         309         (616)
                                              ----------  ----------  -----------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................         57          42           13
                                              ----------  ----------  -----------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $      228  $      351  $      (603)
                                              ==========  ==========  ===========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0.

   The components of OCI for the past three years, net of tax, follow:

                                                  2015        2014       2013
                                               ----------  ---------  ----------
                                                         (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period......... $      (25) $     (21) $      (12)
  (Gains) losses reclassified into net
   earnings (loss) during the period..........         --         --          --
                                               ----------  ---------  ----------
  Foreign currency translation adjustment.....        (25)       (21)        (12)
                                               ----------  ---------  ----------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year............................     (1,020)     1,043      (1,550)
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/.......         12         37          49
                                               ----------  ---------  ----------
Net unrealized gains (losses) on investments..     (1,008)     1,080      (1,501)
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other...................................        127       (111)        302
                                               ----------  ---------  ----------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(480), $529 and
  $(654)).....................................       (881)       969      (1,199)
                                               ----------  ---------  ----------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....         --        (95)        198
  Prior service cost arising during the year..         --         --          --
  Less: reclassification adjustments to net
  earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost............         (4)        72         101
   Amortization of net prior service credit
     included in net periodic cost............         --         --          --
                                               ----------  ---------  ----------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(15) and $161).......................         (4)       (23)        299
                                               ----------  ---------  ----------
Total other comprehensive income (loss), net
  of income taxes.............................       (910)       925        (912)
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest.....         15         29          (8)
                                               ----------  ---------  ----------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable............... $     (895) $     954  $     (920)
                                               ==========  =========  ==========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(6) million, $(19) million and $(26) million for 2015, 2014 and 2013, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $(39) million and $(54) million for 2015, 2014 and 2013, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2016 and the four successive years are $216 million, $215 million, $201 million, $189 million, $166 million and $946 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2016 and the four successive years is $32 million, $31 million, $30 million, $30 million, $13 million and $67 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2015, 2014 and 2013, respectively, AXA Equitable recorded $3 million, $42 million and $85 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 and 2013 included pre-tax charges of $25 million and $52 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                       DECEMBER 31,
                                              -----------------------------
                                                2015       2014      2013
                                              --------  ---------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    113  $     122  $     52
Additions....................................       10         21       140
Cash payments................................      (32)       (24)      (66)
Other reductions.............................       (2)        (6)       (4)
                                              --------  ---------  --------
Balance, End of Year......................... $     89  $     113  $    122
                                              ========  =========  ========

   During 2013, AB recorded $28 million of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AB's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013, real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AB will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2015, these arrangements include commitments by the Company to provide equity financing of $568 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2015. The Company had $866 million of commitments under existing mortgage loan agreements at December 31, 2015.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $400 million for the three of SCB LLC's three uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $361 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2015 AB had funded $32 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2015, AB had funded $1 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2015, AB had funded $6 million of this commitment.

   In December 2015, AB provided a 60 day guarantee to a commercial bank for borrowings by a company-sponsored fund up to a maximum of $50 million. The bank provided the fund with a limited partner subscription line for the unfunded commitments of the fund's limited partners. The fund is expected to repay the bank by calling capital from the limited partners. To the extent the fund is not able to repay the loan to the bank, AB will repay the loan under the guarantee, up to $50 million. The fund will repay AB for all amounts paid by AB under the guarantee.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and AXA Equitable FMG filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. AXA Equitable FMG ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to AXA Equitable FMG for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to AXA Equitable FMG in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs' experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of defendants' experts. In August 2015, the Court denied Plaintiffs' motions in limine and also denied both parties motions for summary judgment. The trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments are scheduled to occur in May 2016 following post-trial briefing.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, entitled Andrew Yale, on behalf of himself and all others similarly situated v. AXA Life Insurance Company F/K/A AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In June 2014, AXA Equitable filed a motion to dismiss the complaint on procedural grounds, which was denied in October 2014. In February 2015, plaintiffs substituted two new named plaintiffs and the action is now entitled Ross v. AXA Equitable Life Insurance Company. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In August 2015, plaintiffs filed a notice of appeal.

   In April 2015, the same plaintiffs' law firm filed a second action in the United States District Court for the Southern District of New York on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief (return of all premium paid by class members) as the first action on behalf of life insurance policyholders. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as Ross. In October 2015, plaintiff filed a notice of appeal.

   A lawsuit was filed in the Supreme Court of the State of New York, County of Westchester, Commercial Division ("New York state court") in June 2014, entitled Jessica Zweiman, Executrix of the Estate of Anne Zweiman, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of "all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the ATM Strategy, and who suffered injury as a result thereof." Plaintiff asserts that AXA Equitable breached the variable annuity contracts by implementing the volatility management tool. The lawsuit seeks unspecified damages. In July 2014, AXA Equitable filed a notice of removal to the United States District Court for the Southern District of New York. In September 2015, the New York federal district court granted AXA Equitable's motion to dismiss the Complaint. In October 2015, plaintiff filed a notice of appeal. In February 2016, plaintiff voluntarily dismissed her appeal.

   In November 2014, one of the plaintiff's law firms in Zweiman filed a separate lawsuit entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company in the Superior Court of New Jersey, Camden County ("New Jersey state court"). This lawsuit is a putative class action on behalf of "all AXA [Equitable] variable life insurance policyholders who allocated funds from their Policy Accounts to investments in AXA's Separate Accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof" and asserts a claim for breach of contract similar to the claim in Zweiman. In February 2016, the New Jersey State Court dismissed the Complaint.

   In August 2015, another of the plaintiff's law firms in Zweiman filed a third lawsuit entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated v. AXA Equitable Life Insurance Company in Connecticut Superior Court, Judicial Division of New Haven ("Connecticut state court"). This lawsuit purports to cover the same class definition, makes substantially the same allegations, and seeks the same relief as in Zweiman. In November 2016, the Connecticut federal district court transferred the action to the United States District Court for the Southern District of New York.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. AB believes that it has strong defenses to these claims, which were set forth in AB's October 12, 2012 response to the Letter of Claim and AB's June 27, 2014 Statement of Defence in response to the Claim, and AB intends to defend this matter vigorously.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,525 million during 2016. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2015, 2014 and 2013, respectively, AXA Equitable's statutory net income (loss) totaled $2,038 million, $1,664 million and $(28) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,895 million and $5,793 million at December 31, 2015 and 2014, respectively. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends. In 2013, AXA Equitable paid $234 million in shareholder dividends and transferred approximately
   10.9 million in Units of AB (fair value of $234 million) in the form of a dividend to AEFS.

   At December 31, 2015, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014 and 2013 AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million and $500 million, respectively, of outstanding surplus notes to AXA Financial.

   At December 31, 2015 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2015.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2015         2014        2013
                                              ----------  -----------  ----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,822  $    12,656  $      (54)
Investment Management/(2)/...................      3,025        3,011       2,915
Consolidation/elimination....................        (28)         (27)        (21)
                                              ----------  -----------  ----------
Total Revenues............................... $    9,819  $    15,640  $    2,840
                                              ==========  ===========  ==========

  /(1)/Includes investment expenses charged by AB of approximately $45 million, $40 million and $37 million for 2015, 2014 and 2013, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately $73 million, $67 million and $58 million for 2015, 2014 and 2013, respectively, are included in total revenues of the Investment Management segment.

                                                  2015        2014        2013
                                              -----------  ---------- -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $     1,033  $    5,512 $    (5,872)
Investment Management/(1)/...................         618         603         564
Consolidation/elimination....................          (1)         --          (1)
                                              -----------  ---------- -----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     1,650  $    6,115 $    (5,309)
                                              ===========  ========== ===========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                             DECEMBER 31,
                                                        ----------------------
                                                           2015        2014
                                                        ----------  ----------
                                                             (IN MILLIONS)
SEGMENT ASSETS:
Insurance.............................................. $  182,738  $  184,018
Investment Management..................................     11,895      11,990
Consolidation/elimination..............................         (7)         (3)
                                                        ----------  ----------
Total Assets........................................... $  194,626  $  196,005
                                                        ==========  ==========

   In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $460 million and $415 million which have been segregated in a special reserve bank custody account at December 31, 2015 and 2014, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2015 and 2014 are summarized below:

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------- -----------  ------------ ------------
                                                                (IN MILLIONS)
2015
----
Total Revenues............................... $    3,567 $       220   $     5,714 $        318
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,437 $     1,973   $     2,375 $      1,384
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $      854 $    (1,025)  $     2,275 $       (640)
                                              ========== ===========   =========== ============

2014
----
Total Revenues............................... $    3,706 $     3,524   $     3,754 $      4,656
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,195 $     2,342   $     2,186 $      2,802
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $    1,056 $     1,038   $     1,077 $      1,249
                                              ========== ===========   =========== ============

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO THE MAY 1, 2016 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   EQUI-VEST(R) VANTAGE/SM/

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

We offer the EQUI-VEST(R) Vantage/SM/ contract to fund certain Section 403(b) plans ("plans"). The EQUI-VEST(R) Vantage/SM/ contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions. The EQUI-VEST(R) Vantage/SM/ contract may not currently be available in every state. Your financial professional can provide information about state availability.

We no longer offer the EQUI-VEST(R) Vantage/SM/ contract for establishing new units. We will continue to accept contributions for existing participants and new participants can continue to be enrolled in existing units.

EQUI-VEST(R) Vantage/SM/ is a group variable deferred annuity contract. Either the plan trustee or the employer will be the EQUI-VEST(R) Vantage/SM/ contract holder. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be set forth in a participation certificate provided to each participant. The 12-month period beginning on the participant's participation date and each 12-month period thereafter is a "participation year." The "participation date" is the date we receive a participant's properly completed and signed enrollment form and any other required documents at our processing office. "Contract date" is the date following our acceptance of a properly completed and signed application (and other required documents). The 12-month period beginning on a contract date and each 12-month period after that is a "contract year." The end of each 12-month period is the "contract anniversary." Terms and other provisions not defined or modified in this Supplement are the same as in the prospectus./(1)/

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

We offer the EQUI-VEST(R) Vantage/SM/ contract to purchasers on the same basis and under the same terms and conditions described in the prospectus as those that apply to EQUI-VEST(R) Series 100 and 200 contracts, except for certain material differences described in this Supplement. You should be aware that an annuity contract that is a Tax Sheltered Annuity (TSA), such as the EQUI-VEST(R) Vantage/SM/, does not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before participating in EQUI-VEST(R) Vantage/SM/ TSA, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this annuity with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)

                              -------------------

See "Tax information" in the prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

We may at some future time, under certain conditions and subject to applicable law, allow a current owner of an EQUI-VEST(R) series 100, series 200, or series 600 TSA contract to exchange it for participation in an EQUI-VEST(R) Vantage/SM/ contract. An exchange for participation in an EQUI-VEST(R) Vantage/SM/ contract may or may not be advantageous, based on all of the circumstances, including a comparison of contractual terms and conditions, and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

Material differences between EQUI-VEST(R) Vantage/SM/ and the provisions of the EQUI-VEST(R) series 100 and 200 contracts described in the prospectus include the information above as well as the following:

1. THE FOLLOWING PARAGRAPH IS ADDED TO THE "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" TABLE UNDER "TAX ADVANTAGES" IN THE PROSPECTUS:
-------------
(1)This Supplement distinguishes between "contract" and "participation certificate" as well as "contract holder" and "participant" when describing the EQUI-VEST(R) Vantage/SM/ product. The prospectus does not make these distinctions and generally uses the terms "you" and "your" when referring to the person who has the right or responsibility that the prospectus is discussing at that point, and to "contract" when referring to the participation certificate or contract that includes the right being discussed. In this Supplement, unless otherwise stated, "you" and "your" refers to the participant.


                                                                         #37157

                                                               EV Vantage (900)

   EQUI-VEST(R)            You should be aware that electing the optional
   VANTAGE/SM/ TAX         "enhanced death benefit" may have limited usefulness
   ADVANTAGES              due to the effect of Required Minimum Distributions
                           ("RMDs"). Your required withdrawals reduce this benefit and may have the effect of eliminating your ability to utilize the entire benefit. You should consult with your tax adviser and consider whether you can satisfy your RMD from another similar qualified source prior to purchasing this benefit.

2. THE FOLLOWING IS ADDED AS A NEW HEADING TO THE "EQUI-VEST(R)
   EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" TABLE BEFORE "PAYOUT OPTIONS" IN THE PROSPECTUS:

   EQUI-VEST(R)            The contract provides a death benefit for the
   VANTAGE/SM/ DEATH       beneficiary should you die. The death benefit is
   BENEFIT PROTECTION      equal to your account value or the minimum death
                           benefit, whichever is higher. However, if you elect the optional enhanced death benefit, the death benefit is equal to your account value or the enhanced death benefit, whichever is higher.

3. THE FOLLOWING IS ADDED TO THE "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" TABLE UNDER "FEES AND CHARGES" IN THE
   PROSPECTUS:

------------------------------------------------------------------
FEES AND CHARGES FOR      .   Separate account charge deducted
EQUI-VEST(R) VANTAGE/SM/      daily on amounts invested in
                              variable investment options: Varies
                              by employer group, annual rate
                              ranges between 0.50% -- 0.90%.

                          .   Annual administrative charge: There
                              is no annual administrative charge.

                          .   Charge for third-party transfer
                              (such as in the case of a direct
                              plan-to-plan transfer of the
                              account value or a contract
                              exchange under the same 403(b) plan
                              to an "employer-designated funding
                              vehicle" or a direct rollover to
                              another eligible retirement plan:
                              $25 current ($65 maximum) per
                              occurrence per participant.

                          .   Charges for certain optional
                              special services.

                          .   No sales charge deducted at the
                              time contributions are made.

                          .   Withdrawal charge: We deduct a
                              charge of up to 6% of the amount
                              withdrawn from your account value
                              for withdrawals made (or of the
                              defaulted loan amount, if
                              applicable) in the first five
                              contract years or participation
                              years, depending upon the
                              employer's group. The total of all
                              withdrawal charges may not exceed
                              8% of all contributions
                              attributable to the participant in
                              the first five contract or
                              participation years (as applicable)
                              that are permitted to be withdrawn.

                          .   We deduct a charge designed to
                              approximate certain taxes that may
                              be imposed on us, such as premium
                              taxes in your state. The charge is
                              generally deducted from the amount
                              applied to an annuity payout option.

                          .   We deduct an annual charge equal to
                              0.15% of the account value on each
                              participation date anniversary if
                              you elect the optional enhanced
                              death benefit.

                          .   Annual expenses of the Trusts'
                              portfolios are calculated as a
                              percentage of the average daily net
                              assets invested in each portfolio.
                              Please see "Fee table" later in
                              this Supplement for details.

                          .   For variations, including
                              variations in fees and charges for
                              certain contract owners in the
                              State of Texas, please see Appendix
                              II.
------------------------------------------------------------------

4. VARIABLE INVESTMENT OPTIONS

The Variable Investment Options available under the contract are subject to state regulatory approval and availability under your employer's plan. The Class IB/B shares of either AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts") are available under EQUI-VEST(R) Vantage/SM/ contracts. The contracts described in the EQUI-VEST(R) Employer-Sponsored Retirement Plans prospectus include Class IA shares of certain Trusts, which are not offered under EQUI-VEST(R) Vantage/SM/ contracts.

5. THE FOLLOWING TABLE AND EXAMPLE ARE ADDED BEFORE "CONDENSED FINANCIAL INFORMATION" IN "FEE TABLE" IN THE PROSPECTUS:

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the EQUI-VEST(R) Vantage/SM/ certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

-----------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME
 YOU REQUEST CERTAIN TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the
amount withdrawn (deducted when you surrender your
certificate or make certain withdrawals)                6.00%

Charge for third-party transfer or direct rollover/(1)/ $65 maximum per participant for each occurrence;
                                                        currently $25 per participant for each occurrence.

SPECIAL SERVICES CHARGES

..   Wire transfer charge/(2)/                           $90 (current and maximum)

..   Express mail charge/(2)/                            $35 (current and maximum)
-----------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you have your certificate, not including underlying trust portfolio fees and expenses.

-----------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH
 PARTICIPATION DATE ANNIVERSARY
-----------------------------------------------------------
Maximum annual administrative charge                    $0

---------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT
 OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
 ASSETS
---------------------------------------------------------------------------------
Separate Account annual expenses/(3)/                   0.50% to 0.90% (maximum)

--------------------------------------------------------------
 CHARGES WE DEDUCT FROM THE ACCOUNT VALUE EACH YEAR IF
 YOU ELECT THE OPTIONAL ENHANCED DEATH BENEFIT
--------------------------------------------------------------
Optional enhanced death benefit charge (as a
percentage of your account value) is deducted annually
on each participation date anniversary                  0.15%
--------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.
More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

-----------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL
 PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015
(expenses that are deducted from portfolio assets
including management fees, 12b-1 fees, service fees,    Lowest Highest
and/or other expenses)/(4)/                             0.61%  2.09%
-----------------------------------------------------------------------


Notes:



(1)This charge will never exceed 2% of the amount disbursed or transferred.
(2)Unless you specify otherwise, this charge will be deducted from the amount you request.
(3)For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit.

(4)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the All Asset Aggressive-Alt 25 Portfolio. For more information, see the prospectuses for the portfolios.

EXAMPLES: EQUI-VEST(R) VANTAGE/SM/ CONTRACTS

These examples are intended to help you compare the cost of investing in the EQUI-VEST(R) Vantage/SM/ contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical certificate holder would pay in the situations illustrated.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the withdrawal charge, the optional enhanced death benefit charge, the third-party transfer or direct rollover charge and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

Please note that the charges that would apply under your certificate may be lower if: (i) your participation is under a contract with lower Separate Account A charges; (ii) your participation is under a contract that either no longer has a withdrawal charge, or has a lesser percentage withdrawal charge, or has a shorter withdrawal charge period associated with it than is used in the examples; or (iii) you have not elected the optional enhanced death benefit. The EQUI-VEST(R) Vantage/SM/ contracts were first offered on January 14, 2002.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this Supplement; (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; (iii) that the optional enhanced death benefit has been elected; (iv) there is no waiver of the withdrawal charge; and (v) the Contract Year and Participation Year are the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------------------------
                                                                IF YOU SURRENDER YOUR CONTRACT AT THE
                                                                END OF THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------
                                                                1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and expenses of any of the Portfolios   $940    $1,637    $2,250    $3,561
------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and expenses of any of the Portfolios   $794    $1,201    $1,517    $2,022
------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                                IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                                                THE END OF THE APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------------------------------
                                                                1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and expenses of any of the Portfolios   $330     $1,006    $1,706     $3,561
--------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and expenses of any of the Portfolios   $174     $  540    $  930     $2,022
--------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Supplement for the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2015.

6. THE FOLLOWING INFORMATION IS ADDED TO THE CHART IN THE SECTION ENTITLED "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS:


----------------------------------------------------------------------------------------
 CONTRACT TYPE   SOURCE OF CONTRIBUTIONS             LIMITATIONS ON CONTRIBUTIONS
----------------------------------------------------------------------------------------
EQUI-VEST(R)       .   Employer Contributions:         .   For 2016, maximum amount of
VANTAGE/SM/            Contributions made by the           employer and employee
                       Employer under the Plan,            contributions is generally
                       other than those described          the lesser of $53,000 or
                       in the items below.                 100% of compensation, with
                   .   Employer Matching                   maximum salary reduction
                       Contributions: Employer             contribution of $18,000.
                       Contributions matching          .   If your employer's plan
                       Salary Reduction                    permits and you are at least
                       Contributions under the             age 50 at any time during
                       terms of the Plan.                  2016, additional salary
                   .   Qualified Non-Elective and          reduction "catch-up"
                       Qualified Matching                  contributions totalling up
                       Contributions: Contributions        to $6,000 can be made.
                       made by the Employer to meet    .   All salary reduction
                       the requirements of the non-        contributions (whether
                       discrimination tests set            pre-tax or designated Roth)
                       forth in the Code.                  may not exceed the total
                   .   Salary Reduction                    maximum for the year (for
                       Contributions (Elective             2016, $18,000 and age 50
                       Deferral Contributions):            catch-up of $6,000).
                       Contributions under a salary    .   Rollover or direct transfer
                       reduction agreement that an         contributions after age
                       employee enters into with           70 1/2 must be net of any
                       the Employer under the Plan.        required minimum
                   .   Only if plan permits,               distributions.
                       "designated Roth"               .   Aggregate direct rollover
                       contributions under Section         and direct transfer
                       402A of the Code.                   contributions must meet AXA
                   .   Rollover Contributions:             Equitable's anticipated
                       Contributions of eligible           minimum contribution
                       rollover distributions              requirements or meet minimum
                       directly or indirectly from         plan participation
                       another eligible retirement         requirements.
                       arrangement.                    .   Different sources of
                   .   Non-Roth After-Tax                  contributions and earnings
                       Contributions: Amounts              may be subject to withdrawal
                       reported by the Employer as         restrictions.
                       having non-Roth after-tax       .   We currently do not accept
                       consequences under the Code.        rollovers of non-Roth
                   .   Direct Transfer                     after-tax funds except as
                       Contributions: Amounts              direct rollovers from 403(b)
                       directly transferred (either        plans (we separately account
                       a plan-to-plan direct               for these rollover
                       transfer or contract                contributions).
                       exchange under the same
                       403(b) plan).
                   .   Additional "catch-up"
                       contributions.
----------------------------------------------------------------------------------------


7. THE FIRST PARAGRAPH UNDER "OWNER AND ANNUITANT REQUIREMENTS" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
   FOLLOWING:

   For the following employer-funded programs, the employee must be the owner on the contract: SEP-IRA, SARSEP-IRA, SIMPLE-IRA, TSA, University TSA (other than EQUI-VEST(R) Vantage/SM/ contracts) and Annuitant HR-10.

8. THE FOLLOWING IS ADDED AS THE LAST SECTION IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS:

UNALLOCATED ACCOUNT

When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan's unallocated account. Any amount held in the plan's unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan's unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan's unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant's account only after the employer provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such instructions may be received to no more than 10 days from the initial transfer into the plan's unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.

The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.

9. THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

Except as set forth in the following sentence, you may only withdraw amounts from your account value that are 100% vested subject to the employer's approval, plan rules and applicable laws. You may, however, transfer any non-vested account value attributable to you under the contract to another annuity contract, employer designated funding vehicle or other funding vehicle permitted by the employer and permitted under the tax law. Any withdrawal request you make requires contract holder approval. In addition, in many instances if you are under age 59 1/2, your ability to withdraw funds from an EQUI-VEST(R) Vantage/SM/ contract may be limited by the plan and section 403(b) of the Code. For example, amounts attributable to salary reduction contributions may not be withdrawn unless due to your death, disability or severance from employment with the employer who provided the funds. Also, you may be able to withdraw salary reduction contributions only (that is, no earnings) on account of hardship under federal income tax rules.

10.THE FOLLOWING IS ADDED AS A NEW SECTION FOLLOWING "WITHDRAWING YOUR ACCOUNT
   VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

FORFEITURES

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a participant who is not fully vested under a plan separates from service. 403(b) plan participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a 403(b) plan participant's cash value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the contract holder and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See "Withdrawal Charge for EQUI-VEST(R) Vantage/SM/ contracts" under "Charges and expenses" in this Supplement.

11.THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER
   "LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

Any participant loan requests require contract holder approval.

12.THE FOLLOWING IS ADDED AFTER THE SECTION ENTITLED "TERMINATION" IN
   "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

EQUI-VEST(R) VANTAGE/SM/ TERMINATION OF PARTICIPATION

We may terminate your participation under the EQUI-VEST(R) Vantage/SM/ contract and pay out your account value if:

(1)your account value is less than $500 and we have not received contributions on your behalf for a period of three years;

(2)you request a partial withdrawal that reduces your account value to an amount of less than $500;

(3)we have not received any contributions on your behalf within 120 days from your participation date; or

(4)the plan is no longer qualified under Section 403(b) of the Code and the EQUI-VEST(R) Vantage/SM/ contract is terminated by us.

We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate a participant's participation under the contract.

The contract holder may discontinue an EQUI-VEST(R) Vantage/SM/ contract. Discontinuance of a contract means that the contract holder will not permit any further salary deferral or employer contributions to be made under the contract. If an EQUI-VEST(R) Vantage/SM/ contract is discontinued the contract holder may withdraw any cash value in the forfeiture account, as well as any portion of the account value attributable to a participant that is not vested and: (i) transfer, exchange or directly roll over such amounts to another employer-designated funding vehicle; or (ii) transfer, distribute or directly roll over such amounts in any other manner permitted under section 403(b) of the Code and the terms of the plan. If an EQUI-VEST(R) Vantage/SM/ contract is discontinued, if and as permitted under the plan, the participant may withdraw any portion of the account value attributable to the participant under the contract that is vested and: (i) transfer, exchange or directly roll over such amounts to the employer-designated funding vehicle or permit the contract holder to do so; (ii) directly roll over such amounts to another eligible retirement plan (iii) retain such amounts, if permitted under federal tax law; or (iv) maintain such account value with us. If the account value remains with us, such amounts will continue to be subject to withdrawal charges based upon the contract holder's original withdrawal charge schedule.

An EQUI-VEST(R) Vantage/SM/ contract may be terminated only after all participation under the contract is terminated.

13.THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES ISSUED IN
   NEW YORK -- FIXED MATURITY OPTIONS/(1)/" IN "CHARGES AND EXPENSES" IN THE
   PROSPECTUS:

CHARGES UNDER EQUI-VEST(R) VANTAGE/SM/ CONTRACTS

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us. Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial professional provide and will not be unfairly discriminatory. For more information, please see "Variations in charges" in "Charges and expenses" in the prospectus.

CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group between 0.50% to 0.90% of daily net assets attributable to all certificates under the group contract. Differences in this charge are due to variations in group characteristics which may include:

..   the factors on which the mortality and expense risks charge and administration charges are based,

..   the extent to which certain administrative functions in connection with the
    TSA contracts are to be performed by us or by the contract holder,


..   the total amount of Plan assets.


The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant's certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Vantage/SM/ contracts.

CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER

We may deduct a charge for making a direct transfer or rollover of amounts from your certificate to a third party. A third party transfer is where you ask us to directly transfer or directly roll over funds from your certificate to an employer designated funding vehicle or any other permissible funding vehicle offered by another provider. The charge is currently $25 ($65 maximum) per occurrence per participant. This charge will never exceed 2% of the amount disbursed or transferred. This charge will also be imposed on each third-party transfer out of the contract's forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant annuity accounts under the contract. Transfers are subject to any required employer approval. We will deduct this charge and any withdrawal charge that applies from your account value.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT

If you elect the optional enhanced death benefit, we deduct a charge annually from your account value on each anniversary of your participation date. The charge is equal to 0.15% of your account value on the participation date anniversary.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

WITHDRAWAL CHARGE FOR EQUI-VEST(R) VANTAGE/SM/ CONTRACTS

A withdrawal charge will apply during either the first 5 contract years or the first 5 participation years, as set forth in the contract and participation certificate. Differences in the period for which and circumstances under which this charge applies are due to variations in group characteristics including the total amount of Plan assets. We will determine the period of and circumstances under which the withdrawal charge applies pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Vantage/SM/ contracts.

If you participate in a contract where the withdrawal is on a contract year basis, rather than a participant year basis, a withdrawal charge will apply to amounts withdrawn from the contract during the first 5 contract years only if:
(i) you transfer or directly roll over your account value to another annuity contract, employer designated funding vehicle or other funding vehicle permitted under the tax law; or (ii) the contract holder withdraws amounts from the contract and transfers or directly rolls over amounts to another 403(b) employer-designated funding vehicle or transfers or distributes amounts in any other manner permitted under section 403(b) of the Code during the withdrawal charge period.

If you participate in a contract where the withdrawal is on a participant year basis, rather than a contract year basis, a withdrawal charge will apply except when:

(1)You withdraw no more than 10% of the vested account value each participation year under the contract.

(2)You have reached age 55 and retired or have severed from employment with the employer.

(3)The withdrawal is made to satisfy minimum distribution requirements.

(4)You elect a withdrawal that qualifies as a hardship withdrawal under the Code.

(5)You die and a death benefit is payable to the beneficiary.

(6)The withdrawal is made to provide an annuity from AXA Equitable requested by the employer.

(7)You qualify to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.

   Written notice of claim must be given to us during the your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Provided such proof is furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

(8)We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician).

(9)You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

The withdrawal charge will apply if the condition as described in items 7 through 9 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.

In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed investment option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options. If we make up the required amounts from the fixed maturity options, a market value adjustment will apply. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).

The withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from your account value during the first four contract or participation years, as applicable and 5% of the amount withdrawn (or the defaulted loan amount) from your account value during the fifth contract or participation year, as applicable. The total of all withdrawal charges will never exceed 8% of all contributions made under your certificate during the first five contract or participation years, as applicable, that are permitted to be withdrawn.

FORFEITED ACCOUNT VALUE. If a portion of your account value is forfeited under the terms of the plan, a withdrawal charge will be assessed only against the vested contribution amounts. If the contract holder withdraws the forfeited amount from the contract, a withdrawal charge, if applicable, will be imposed at that time.

14.THE FOLLOWING IS ADDED AS A NEW SECTION AFTER "DEATH BENEFIT" IN "PAYMENT OF
   DEATH BENEFIT" IN THE PROSPECTUS:

EQUI-VEST(R) VANTAGE/SM/ DEATH BENEFIT

The Equi-Vest(R) Vantage/SM/ contract provides a Death Benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, less any outstanding loan or the standard death benefit, whichever provides the highest amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, any taxes that apply and less any outstanding loan balances (including any accrued, but unpaid, interest).

EQUI-VEST(R) VANTAGE/SM/ ENHANCED DEATH BENEFIT

For an additional annual fee you may elect the enhanced death benefit.

If you elect the enhanced death benefit, the standard death benefit described above will not apply. You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST(R) Vantage/SM/ contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

The death benefit is equal to your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan) or the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value on that third participation date anniversary. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third contract date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your death benefit on the date you take the withdrawal.

HOW WITHDRAWALS AFFECT THE STANDARD DEATH BENEFIT AND THE ENHANCED DEATH BENEFIT

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000-$16,000).

15.THE FIRST BULLET UNDER "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS) --
   CONTRIBUTIONS TO TSAS" IN "TAX INFORMATION" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

  . Annual contributions made through the employer's payroll, which may include your salary reduction contributions and employer contributions. Some employer contributions may be subject to forfeiture under an employer's plan.

16.THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FINAL PARAGRAPH UNDER
   "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS) -- ROLLOVER CONTRIBUTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS:

We separately account for rollover contributions to EQUI-VEST(R) Vantage/SM/ contracts.

17.THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER
   "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS:

The plan may also impose withdrawal restrictions on employer contributions and related earnings.

18.THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FINAL PARAGRAPH UNDER
   "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS:

We separately account for rollover contributions to EQUI-VEST(R) Vantage/SM/ contracts.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under the contract at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90%, 0.70% and 0.50%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

EQUI-VEST(R) VANTAGE/SM/ CONTRACTS


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $107.85 $109.35 $103.61
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       3       4
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      -- $104.60 $119.19 $113.99 $126.51 $143.08 $145.18 $138.18
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       2       4       7      10      12      12
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $104.33 $105.90 $101.03
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $ 96.50 $100.55 $ 99.57
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       6      11
--------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $106.26 $ 96.65 $111.55 $145.56 $156.94 $150.69
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $103.35 $ 98.58 $112.17 $145.55 $162.40 $161.52
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       1       2
--------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $105.10 $ 93.16 $106.58 $145.12 $149.64 $140.73
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $151.47 $159.36 $ 96.03 $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           5       9      19      70     120     155     191     255     283     301
--------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $103.55 $116.64 $120.67 $118.82
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       3       4       6
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $115.00 $120.57 $106.32 $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       2       3      12      24      31      37      46      56      58
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



----------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                         -   -------------------------------------------------------------------------------
                                              2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
----------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --      --      --      --      -- $102.93 $112.73 $115.97 $114.40
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --      --      --      --      --       1       1       1       2
----------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --      --      --      --      -- $101.61 $105.11 $106.87 $105.73
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --      --      --      --      --       1       1       2       1
----------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $122.77 $128.34 $102.48 $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             4       7      10      28      50      65      79      96     103     113
----------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $350.50 $493.27 $208.48 $310.04 $342.45 $297.57 $344.97 $411.47 $414.64 $403.82
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             1       2       2       3       4       3       2       6       6       6
----------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $139.38 $159.14 $ 86.97 $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             5       5       6      10      23      28      30      33      46      49
----------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --      --      -- $104.38 $ 86.84 $100.34 $120.42 $111.65 $107.98
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $160.43 $175.18 $ 98.96 $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            14      20      21      36      49      44      46      52      51      50
----------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $106.56 $109.70 $ 68.05 $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             1       1       1       3       5       5       5       5       6       6
----------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 93.95 $107.65 $ 65.89 $ 88.06 $ 99.88 $ 95.36 $107.48 $144.21 $158.75 $163.67
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             5       3       3       3       5       5       4       6      24      24
----------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $147.18 $139.21 $ 78.18 $ 93.31 $104.20 $ 98.03 $112.55 $147.76 $164.33 $156.31
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            18      16      15      14      17      16      15      31      30      29
----------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $178.95 $174.50 $104.51 $140.70 $170.75 $153.26 $180.17 $237.61 $261.07 $249.56
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             4       4       4       6       8       7       6      12      12      11
----------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $143.03 $150.62 $112.73 $130.72 $142.39 $137.73 $148.50 $166.46 $169.97 $166.95
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             9      13      15      19      33      41      42      78      75      77
----------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $104.17 $120.66 $125.56 $123.45
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       3       7      11
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $143.50 $151.29 $102.29 $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          16      35      59     160     246     297     342     393     417     425
--------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $103.50 $119.15 $123.72 $121.85
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       2       3
--------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $139.15 $160.90 $ 88.24 $118.65 $156.68 $154.27 $176.70 $241.96 $248.36 $238.96
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           4       4       4       4       4       4       4       5       4       4
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $104.43 $105.62 $ 71.38 $ 92.33 $101.84 $101.01 $111.34 $126.42 $133.05 $127.85
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       7       6       8      12      12      11      14      16      20
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $103.24 $ 98.12 $ 64.76 $ 82.29 $101.33 $ 90.80 $105.13 $142.40 $144.12 $133.49
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1       2       3       3       2       3       3       3
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   -- $ 95.43 $ 59.69 $ 75.98 $ 83.12 $ 78.72 $ 89.49 $109.34 $114.29 $110.08
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1       3       6       8       9      10      12      13      15
--------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $117.07 $140.16 $ 93.21 $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1       1       2       5       7       8       8       8       8
--------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $107.25 $108.03 $ 66.27 $ 82.17 $ 91.15 $ 86.31 $ 97.68 $125.14 $136.04 $131.61
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       1       1       2       6       6       6       8       8       8
--------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $107.73 $108.98 $ 63.91 $ 82.36 $ 88.15 $ 80.10 $ 94.73 $119.17 $119.40 $115.20
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1       1       3       7       8       8      11      12      14
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $108.02 $110.41 $ 83.70 $ 90.94 $ 96.10 $100.07 $104.45 $102.61 $104.11 $102.51
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           5       5       5       5       5       5       4       5       4       4
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $133.44 $137.10 $ 78.65 $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       3       2       3       4       5       5       5       5       5
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $215.15 $192.22 $118.36 $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          10      13      12      12      13      12      11      13      12      11
--------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $189.64 $190.15 $119.54 $154.34 $171.74 $164.91 $185.71 $253.48 $275.57 $256.30
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           4       4       4       4       4       6       6      10      11      14
--------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $129.46 $133.03 $ 89.25 $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       2       3       8      13      15      17      24      24      23
--------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 93.45 $103.84 $ 56.37 $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           3       3       4       4       5       5       5       7       7       8
--------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $136.03 $137.03 $ 81.94 $106.74 $122.49 $126.25 $146.89 $191.81 $210.07 $212.16
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          14      25      22      24      23      16      14      14      14      14
--------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $122.83 $125.96 $ 70.15 $ 89.22 $102.45 $102.06 $116.92 $153.49 $170.44 $168.82
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           6       7       8       8      13      13      11      50      47      45
--------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $118.73 $121.31 $109.47 $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           4       6       7      13      16      17      22      26      31      35
--------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $ 94.70 $ 90.88 $ 73.72
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $122.77 $127.68 $ 79.31 $ 98.92 $112.13 $112.80 $128.81 $167.88 $187.96 $187.73
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          12      11      11      12      14      14      15      29      32      36
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $117.15 $120.07 $102.54 $118.51 $128.75 $129.31 $134.87 $148.34 $149.42 $151.95
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       3       4       5       6       6       7
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $137.99 $149.46 $102.70 $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           2       5       8      18      37      54      67      92     103     114
--------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $100.03 $108.35 $114.34 $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1       5       7      12      19      23      24      25      25
--------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $101.58 $102.59 $ 98.52
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $133.20 $141.06 $144.81 $140.25 $144.85 $151.15 $151.25 $147.43 $148.34 $147.64
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           2       2       2       2       2       2       2       2       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $148.60 $164.52 $ 80.34 $101.19 $105.51 $ 91.81 $105.78 $127.34 $117.49 $113.94
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          12      11      10      10      12      12      11      19      19      19
--------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $120.15 $116.08 $ 72.53 $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       1       1       2       4       4       5       8      24      28
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $130.93 $128.17 $ 76.49 $100.30 $111.64 $104.85 $120.58 $162.26 $183.92 $178.11
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1      --      --       1       1       1       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 71.34 $ 80.58 $ 50.89 $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           6       9       9      11      14      18      23      27      34      44
--------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $112.77 $105.13 $ 45.11 $ 53.26 $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       1       1      10       6      19      20      32      38      43
--------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $143.61 $165.37 $ 97.87 $133.11 $151.63 $134.16 $159.14 $179.23 $168.73 $167.54
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       2       3       5      16      25      34      40      39      41
--------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $132.35 $141.69 $ 71.21 $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          19      24      25      43      54      55      57      73      85      98
--------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $119.94 $124.45 $125.93 $124.79 $123.68 $122.57 $121.47 $120.37 $119.29 $118.22
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       1       1       1       1       1       1       2       2       2
--------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $134.38 $163.01 $ 85.09 $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       3       4      11      27      45      60      67      69      71
--------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $111.10 $116.38 $ 68.34 $ 93.87 $107.16 $ 97.04 $115.76 $144.92 $146.19 $149.48
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1       1       2       6       8       9      15      17      19
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $ 90.99 $ 97.27 $ 94.11
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       5      11
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 99.13 $109.51 $104.14 $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           4       7      15      20      28      27      28      32      33      33
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $138.66 $143.64 $133.03 $139.83 $147.22 $147.68 $150.23 $145.48 $148.36 $147.35
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           4       5       4       4       4       4       4       4       3       2
--------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $166.44 $161.92 $105.69 $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           6       7       8      19      26      25      26      31      33      34
--------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $109.14 $115.97 $ 66.42 $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       4       4      10      27      45      62      71      72      80
--------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $133.62 $133.96 $ 79.61 $104.49 $117.08 $112.75 $126.12 $169.40 $192.12 $187.67
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1       1       2       2       2       3       4       7
--------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 90.83 $100.21 $ 71.89 $ 99.96 $116.19 $108.38 $129.35 $178.27 $183.38 $184.04
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           3       2       2       3      11      17      20      29      33      34
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $106.10 $102.22 $117.64 $152.67 $168.93 $168.10
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       4       8      13      19      26
--------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $107.80 $ 99.78 $116.87 $153.52 $172.35 $154.53
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       2       4
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $110.84 $102.45 $129.80 $131.77 $149.31 $145.39
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       2       3       5
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      -- $ 95.26 $110.41 $116.82 $117.60 $112.62
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       3       4       6       7
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $109.72 $101.13 $115.51 $135.90 $134.79 $130.09
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       1       2       3       3       5
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $104.48 $ 96.81 $106.12 $135.10 $139.47 $132.30
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       2       2       2
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $108.80 $106.77 $120.25 $163.36 $165.27 $154.38
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $113.76 $102.50 $102.98 $130.38 $115.56 $ 89.16
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       1       4
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $106.38 $110.97 $130.46 $142.86 $144.28 $133.68
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       4      18      35      52      66
--------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      -- $ 89.94 $101.21 $130.33 $139.32 $130.09
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       1       6      14      20      27
--------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $112.82 $ 99.95 $104.16 $147.99 $148.99 $150.43
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $113.56 $ 92.25 $111.57 $109.19 $103.19 $ 81.75
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       2      12      23      37      50      69
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $106.19 $103.36 $118.75 $150.20 $150.54 $158.61
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       1       2       6       9      16
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $102.09 $ 98.72 $116.26 $151.78 $166.52 $164.95
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $191.84
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       3
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $119.21 $119.39 $135.19 $180.48 $197.47 $216.30
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       1       3       4       6       8
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $110.95 $117.11 $131.39 $156.53 $174.46 $147.37
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       3       7      13      23      27
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 80.84 $ 89.23 $ 47.15 $ 64.14 $ 74.76 $ 69.43 $ 78.58 $106.80 $117.13 $120.71
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       1       1       2       5       5       3      16      16      15
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $117.67 $123.90 $125.82 $135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           2       3       3       6      10      13      16      16      17      18
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $111.81 $123.99 $ 69.33 $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           3       4       4       4       6       6       7      10      10      11
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $142.42 $141.27 $ 89.64 $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           2       3       3       5       7       8       9      11      11      10
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



-------------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                           ------------------------------------------------------------------------------
                                            2006    2007    2008   2009    2010    2011    2012    2013    2014    2015
-------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                              $108.42 $127.01 $66.61 $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           6       6      5       7      10      10      12      12      13      14
-------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
   Unit value                              $108.47 $115.27 $79.42 $ 94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1      3       6      14      14      16      18      15      17
-------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
   Unit value                              $109.42 $116.42 $74.97 $ 91.54 $101.54 $ 96.70 $108.15 $127.64 $131.59 $127.75
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      1       5      15      19      22      29      31      36
-------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
   Unit value                              $110.31 $117.39 $72.08 $ 89.69 $100.20 $ 94.68 $107.07 $129.72 $134.33 $130.41
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1      2       4      11      13      15      19      22      24
-------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
   Unit value                              $111.10 $118.69 $69.01 $ 87.37 $ 98.09 $ 91.83 $105.04 $130.35 $135.35 $131.15
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      1       4       7       9      11      13      16      19
-------------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --     --      --      --      --      --      --      -- $ 91.72
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --     --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --     --      --      -- $ 83.18 $ 84.99 $ 92.90 $ 74.25 $ 48.84
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --     --      --      --       2       6      10      13      17
-------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $107.99 $109.71 $104.17
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      -- $104.67 $119.50 $114.52 $127.35 $144.32 $146.74 $139.95
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $104.46 $106.25 $101.57
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $ 96.62 $100.88 $100.10
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $106.41 $ 96.98 $112.15 $146.65 $158.44 $152.43
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $103.49 $ 98.92 $112.78 $146.64 $163.94 $163.38
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $105.25 $ 93.48 $107.16 $146.20 $151.06 $142.35
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $152.46 $160.73 $ 97.05 $122.66 $137.73 $126.51 $143.43 $180.07 $187.24 $182.67
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       2       3       5       6       8       7       9       9
--------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $103.68 $117.03 $121.32 $119.69
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $115.75 $121.61 $107.45 $117.19 $124.82 $126.30 $131.16 $135.89 $138.47 $137.17
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1       1       1       2       1       2
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $103.06 $113.10 $116.59 $115.24
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $101.74 $105.46 $107.44 $106.51
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $123.58 $129.44 $103.57 $117.67 $127.45 $125.66 $133.98 $146.67 $150.24 $148.22
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1       2       2       3       3       4       4       4
--------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $300.59 $423.88 $179.52 $267.50 $296.06 $257.78 $299.45 $357.89 $361.38 $352.65
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       6       7       6       7       6       6       6       6       6
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $141.46 $161.85 $ 88.62 $119.10 $129.17 $106.55 $123.06 $143.61 $133.71 $127.01
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       2       3       3       4       3       5       5
--------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $104.53 $ 87.14 $100.88 $121.32 $112.71 $109.23
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $162.83 $178.16 $100.84 $130.43 $137.38 $114.36 $133.40 $158.07 $145.70 $140.10
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           6      10      15      22      28      31       4       5       5       5
--------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $108.15 $111.57 $ 69.35 $ 87.12 $ 98.78 $ 93.93 $107.25 $140.10 $155.29 $154.78
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $106.74 $122.55 $ 75.16 $100.65 $114.39 $109.43 $123.60 $166.16 $183.29 $189.35
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           4       3       2       3       3       3       4       4      13      12
--------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $149.38 $141.58 $ 79.67 $ 95.28 $106.61 $100.50 $115.62 $152.09 $169.50 $161.55
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           9      13      14      18      21      22      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $147.09 $143.72 $ 86.25 $116.35 $141.49 $127.25 $149.90 $198.08 $218.08 $208.89
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       1       1       5       6       6       6       6       6       6
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $130.44 $137.65 $103.23 $119.94 $130.91 $126.88 $137.08 $153.97 $157.53 $155.04
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           4       9      12      15      18      19      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $104.30 $121.06 $126.23 $124.35
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $144.44 $152.59 $103.37 $125.19 $138.67 $130.88 $144.93 $172.40 $177.64 $174.12
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       1       2       6       8      11      13      17      17      15
--------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $103.63 $119.54 $124.38 $122.75
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $167.38 $193.94 $106.58 $143.59 $190.00 $187.45 $215.14 $295.19 $303.60 $292.71
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $104.50 $105.90 $ 71.71 $ 92.95 $102.73 $102.10 $112.76 $128.29 $135.30 $130.27
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       5       4       2       2       2       2       2       2       1
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $108.44 $ 98.38 $ 65.06 $ 82.84 $102.22 $ 91.78 $106.47 $144.51 $146.55 $136.01
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1      --
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   -- $ 95.55 $ 59.88 $ 76.39 $ 83.73 $ 79.45 $ 90.51 $110.81 $116.06 $112.01
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $117.59 $141.07 $ 94.01 $121.11 $130.14 $132.95 $148.63 $187.84 $201.11 $222.71
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       1       1       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $107.32 $108.32 $ 66.58 $ 82.72 $ 91.95 $ 87.24 $ 98.93 $127.00 $138.34 $134.10
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       2       1       1       1      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $107.79 $109.27 $ 64.21 $ 82.91 $ 88.92 $ 80.96 $ 95.94 $120.94 $121.41 $117.38
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1       1       1       1       1       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $127.15 $130.22 $ 98.92 $107.70 $114.04 $118.98 $124.44 $122.49 $124.54 $122.88
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $134.04 $138.00 $ 79.32 $105.97 $134.32 $112.47 $124.38 $182.52 $176.51 $164.68
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1       1       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $218.37 $195.49 $120.62 $151.41 $187.20 $169.13 $196.11 $277.93 $261.89 $225.90
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1       1       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $197.45 $198.37 $124.97 $161.67 $180.26 $173.44 $195.71 $267.66 $291.58 $271.73
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1       4       6       7       9       9       9       9
--------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $130.03 $133.89 $ 90.01 $ 99.70 $114.56 $113.30 $132.46 $173.30 $187.01 $182.54
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       2       1       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 94.85 $105.61 $ 57.45 $ 74.66 $ 83.42 $ 83.06 $ 96.29 $128.44 $144.90 $144.57
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       1       1       2       3       3       2       2       2       2
--------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $138.06 $139.36 $ 83.50 $108.99 $125.33 $129.43 $150.90 $197.44 $216.67 $219.27
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       1       1       2       2       2       2       2       2       2
--------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $106.36 $109.29 $ 60.99 $ 77.72 $ 89.43 $ 89.27 $102.47 $134.79 $149.98 $148.85
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       3       5       8       9      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $119.94 $122.80 $111.04 $113.23 $118.93 $123.77 $126.78 $123.89 $125.99 $125.66
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           2       3       4       6       7       8       3       3       3       3
--------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $ 94.82 $ 91.19 $ 74.11
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $105.31 $109.75 $ 68.30 $ 85.37 $ 96.96 $ 97.74 $111.83 $146.05 $163.85 $163.98
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           7      12      14      19      24      30      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $117.55 $120.71 $103.30 $119.63 $130.22 $131.06 $136.97 $150.95 $152.35 $155.25
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1       1       1       1      --       1       1      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $138.61 $150.43 $103.58 $145.49 $191.63 $183.65 $214.91 $296.87 $303.84 $284.51
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       2       2       4       5       6       7       8       8       8
--------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $100.28 $108.84 $115.09 $116.53 $123.01 $127.52 $131.34 $127.15 $127.38 $121.67
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       2       1       2       3       3       3       3       2
--------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $101.71 $102.93 $ 99.05
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $132.66 $140.76 $144.80 $140.52 $145.42 $152.05 $152.46 $148.91 $150.13 $149.72
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $145.53 $161.45 $ 79.00 $ 99.70 $104.17 $ 90.83 $104.86 $126.48 $116.93 $113.63
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $120.55 $116.70 $ 73.07 $ 93.17 $106.60 $103.75 $122.00 $163.59 $176.93 $164.81
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $134.65 $132.08 $ 78.99 $103.78 $115.75 $108.93 $125.53 $169.26 $192.24 $186.53
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       1      --       1      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 72.40 $ 81.95 $ 51.86 $ 70.14 $ 80.76 $ 82.09 $ 93.51 $123.03 $137.12 $142.78
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1       2       2       2       3       3
--------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $113.05 $105.61 $ 45.40 $ 53.72 $ 61.14 $ 60.51 $ 70.06 $ 91.55 $102.38 $ 97.16
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       1       1       2       2       2
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



----------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                             -------------------------------------------------------------------------------
                                              2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $144.09 $166.26 $ 98.60 $134.37 $153.37 $135.98 $161.62 $182.39 $172.04 $171.18
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --      --       1       2       3       3       4       3       3
----------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $134.05 $143.79 $ 72.41 $ 97.99 $122.35 $118.58 $137.85 $181.48 $196.41 $189.46
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             5       8      12      22      30      33       7       9       9       9
----------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $116.79 $121.44 $123.13 $122.26 $121.41 $120.57 $119.72 $118.88 $118.05 $117.22
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --       1       1       2       2      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $134.83 $163.89 $ 85.72 $133.70 $175.64 $160.99 $173.86 $239.18 $235.82 $221.30
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --      --       2       2       4       3       4       4       4
----------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $111.10 $116.68 $ 68.66 $ 94.50 $108.09 $ 98.09 $117.24 $147.07 $148.66 $152.31
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --      --       1       1       3       3       2       2       2
----------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --      --      --      --      --      -- $ 91.11 $ 97.59 $ 94.62
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --      --      --      --      --      --      --      --       1
----------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $105.91 $110.10 $104.91 $112.51 $112.66 $111.66 $112.53 $111.84 $110.96 $109.88
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --       1       3       5       5       6       6       6       6
----------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $152.43 $144.56 $134.15 $141.29 $149.06 $149.82 $152.73 $148.19 $151.42 $150.70
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $168.15 $163.91 $107.21 $134.28 $167.76 $159.93 $183.49 $250.45 $260.75 $247.10
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             4       7      10      16      23      24       4       4       4       4
----------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $109.62 $116.72 $ 66.99 $ 94.88 $109.66 $106.77 $126.10 $172.70 $186.31 $203.92
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --       5       7      11      16      18       4       4       6       5
----------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $134.22 $134.84 $ 80.29 $105.59 $118.55 $114.40 $128.23 $172.57 $196.12 $191.97
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --      --       2      --      --      --      --       2       3
----------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 92.19 $101.91 $ 73.26 $102.07 $118.88 $111.11 $132.88 $183.51 $189.14 $190.20
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --       1       3       4       5       6       6       6       6
----------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                     --      --      --      -- $106.24 $102.56 $118.28 $153.81 $170.53 $170.04
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            --      --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



--------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------
                                           2006 2007 2008 2009  2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $107.95 $100.12 $117.50 $154.67 $173.99 $156.32
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $110.99 $102.80 $130.51 $132.75 $150.73 $147.06
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --       -- $ 95.38 $110.78 $117.44 $118.47 $113.67
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       --      --      --      --       1       1
--------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $109.87 $101.48 $116.14 $136.91 $136.07 $131.59
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $104.63 $ 97.14 $106.70 $136.11 $140.79 $133.82
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $108.96 $107.13 $120.91 $164.58 $166.84 $156.16
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $113.92 $102.85 $103.54 $131.35 $116.66 $ 90.19
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $106.45 $111.26 $131.08 $143.83 $145.54 $135.12
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       --      --       1       2       2       2
--------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --       -- $ 90.05 $101.55 $131.02 $140.34 $131.31
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       --      --      --       1       1       2
--------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $112.98 $100.29 $104.73 $149.09 $150.41 $152.17
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $113.64 $ 92.49 $112.10 $109.93 $104.10 $ 82.64
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       --       3       5       4       6       7
--------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $106.34 $103.72 $119.40 $151.32 $151.97 $160.44
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
--------------------------------------------------------------------------------------------------------------
   Unit value                               --   --   --   --  $102.23 $ 99.06 $116.89 $152.91 $168.10 $166.85
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      --   --   --   --       --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $193.91
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $119.29 $119.71 $135.82 $181.70 $199.20 $218.64
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1      --       2       2       2       5
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $111.03 $117.43 $132.01 $157.58 $175.98 $148.96
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       2      --       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 86.97 $ 95.72 $ 50.69 $ 69.09 $ 80.69 $ 75.09 $ 85.16 $115.97 $127.44 $131.60
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          15      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $118.85 $125.41 $127.60 $137.24 $144.74 $152.07 $159.27 $154.43 $159.10 $158.19
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1       1       1       1       2       2       3       2
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $112.94 $125.50 $ 70.31 $ 98.99 $124.72 $114.08 $130.78 $182.04 $189.55 $185.36
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       1       1       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $143.86 $142.98 $ 90.91 $130.33 $161.66 $139.12 $158.62 $213.57 $223.40 $209.52
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1       1      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $109.51 $128.56 $ 67.56 $106.29 $124.23 $117.42 $132.25 $178.07 $200.78 $211.92
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          10       8       5       2       3       3       7       1       1       2
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $108.53 $115.58 $ 79.79 $ 95.32 $104.80 $101.14 $111.34 $126.12 $128.94 $125.59
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1       1       1      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $109.49 $116.73 $ 75.33 $ 92.15 $102.43 $ 97.74 $109.53 $129.54 $133.82 $130.17
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       2       3       3       4       4       3       3
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $110.38 $117.70 $ 72.42 $ 90.29 $101.07 $ 95.70 $108.44 $131.65 $136.60 $132.89
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1       2       1       2       2       2
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $111.17 $119.00 $ 69.33 $ 87.96 $ 98.94 $ 92.82 $106.39 $132.29 $137.64 $133.63
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $ 91.83
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      -- $ 83.28 $ 85.27 $ 93.39 $ 74.80 $ 49.30
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $108.13 $110.07 $104.72
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       2       2
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      -- $104.73 $119.82 $115.06 $128.21 $145.58 $148.32 $141.73
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $104.60 $106.60 $102.12
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $ 96.75 $101.22 $100.64
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       6      10
--------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $106.56 $ 97.31 $112.76 $147.75 $159.94 $154.19
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $103.64 $ 99.26 $113.40 $147.73 $165.50 $165.27
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $105.39 $ 93.80 $107.75 $147.29 $152.50 $144.00
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $153.46 $162.11 $ 98.08 $124.22 $139.76 $128.63 $146.13 $183.82 $191.54 $187.23
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1       2       2       2       3       2       3       6
--------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $103.82 $117.41 $121.96 $120.58
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       5
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $116.51 $122.65 $108.60 $118.67 $126.66 $128.42 $133.63 $138.73 $141.64 $140.60
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       2       4       4       5
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $103.19 $113.48 $117.21 $116.09
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $101.87 $105.81 $108.02 $107.30
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       2
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $124.39 $130.56 $104.67 $119.17 $129.33 $127.77 $136.50 $149.73 $153.69 $151.92
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       7      11      20
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.




--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $242.92 $343.25 $145.67 $217.50 $241.20 $210.44 $244.94 $293.34 $296.80 $290.21
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       1       1       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $127.17 $145.80 $ 80.00 $107.72 $117.07 $ 96.76 $111.98 $130.94 $122.16 $116.27
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1       1      --      --      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $104.68 $ 87.43 $101.43 $122.23 $113.78 $110.49
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $132.94 $145.75 $ 82.67 $107.14 $113.07 $ 94.32 $110.24 $130.89 $120.89 $116.48
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       2       2
--------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $103.30 $106.78 $ 66.51 $ 83.72 $ 95.11 $ 90.63 $103.69 $135.72 $150.74 $150.54
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 60.37 $ 69.45 $ 42.68 $ 57.27 $ 65.22 $ 62.52 $ 70.75 $ 95.31 $105.35 $109.05
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1       1      --      --       3       6
--------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $163.40 $155.18 $ 87.50 $104.86 $117.56 $111.04 $128.01 $168.73 $188.42 $179.95
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1       1       2       2       2       2       2       3       4
--------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $183.59 $179.75 $108.09 $146.11 $178.03 $160.44 $189.37 $250.75 $276.62 $265.50
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       1       1       2       1       2       2
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $120.52 $127.43 $ 95.76 $111.49 $121.93 $118.42 $128.20 $144.28 $147.91 $145.87
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       2       3       5       7      13      43      95      93
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $104.44 $121.46 $126.90 $125.27
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       5
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $145.39 $153.90 $104.47 $126.77 $140.71 $133.07 $147.66 $176.00 $181.72 $178.48
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       3       5       5       6       6       7       6       8
--------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $103.76 $119.94 $125.04 $123.65
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $100.58 $116.77 $ 64.30 $ 86.81 $115.09 $113.78 $130.85 $179.90 $185.40 $179.11
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       1       1       4       8      12
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.




--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $104.56 $106.18 $ 72.05 $ 93.57 $103.63 $103.19 $114.20 $130.20 $137.58 $132.74
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       1       4       7       9       9
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $108.50 $ 98.64 $ 65.36 $ 83.39 $103.11 $ 92.77 $107.84 $146.66 $149.03 $138.59
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       2       5       5       5
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   -- $ 95.67 $ 60.08 $ 76.79 $ 84.35 $ 80.20 $ 91.54 $112.30 $117.85 $113.98
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       4       9      10       8
--------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $118.12 $141.99 $ 94.81 $122.39 $131.79 $134.90 $151.11 $191.36 $205.29 $227.81
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $107.38 $108.61 $ 66.89 $ 83.28 $ 92.75 $ 88.18 $100.20 $128.88 $140.68 $136.64
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $107.86 $109.56 $ 64.51 $ 83.47 $ 89.69 $ 81.83 $ 97.17 $122.73 $123.46 $119.61
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $134.63 $138.16 $105.16 $114.73 $121.72 $127.26 $133.36 $131.54 $134.01 $132.49
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1       1       2       2       3       4
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $134.64 $138.89 $ 80.00 $107.09 $136.02 $114.12 $126.46 $185.94 $180.19 $168.45
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $208.48 $187.01 $115.62 $145.43 $180.17 $163.11 $189.51 $269.12 $254.09 $219.62
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1      --       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $157.18 $158.23 $ 99.88 $129.48 $144.66 $139.47 $157.69 $216.10 $235.89 $220.27
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       2       3       7       9
--------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $130.62 $134.77 $ 90.78 $100.76 $116.00 $114.96 $134.67 $176.55 $190.90 $186.71
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1       1       2       6      12      16
--------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 85.06 $ 94.90 $ 51.72 $ 67.36 $ 75.42 $ 75.24 $ 87.40 $116.81 $132.05 $132.02
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $125.42 $126.86 $ 76.16 $ 99.62 $114.78 $118.78 $138.75 $181.92 $200.03 $202.84
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.




--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $102.09 $105.11 $ 58.78 $ 75.05 $ 86.63 $ 86.56 $ 99.55 $131.22 $146.30 $145.49
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $121.18 $124.31 $112.63 $115.08 $121.12 $126.30 $129.64 $126.94 $129.36 $129.27
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       2       4       5       5
--------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $ 94.95 $ 91.49 $ 74.51
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $103.33 $107.91 $ 67.29 $ 84.28 $ 95.91 $ 96.88 $111.07 $145.35 $163.39 $163.85
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       4       5       7
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $117.94 $121.36 $104.07 $120.76 $131.72 $132.83 $139.10 $153.61 $155.35 $158.62
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $139.30 $151.41 $104.46 $147.03 $194.05 $186.34 $218.50 $302.44 $310.16 $291.02
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1       1       2       2       2       3       4       5
--------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $100.53 $109.34 $115.84 $117.53 $124.32 $129.14 $133.27 $129.27 $129.77 $124.21
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       2       3       3
--------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $101.84 $103.27 $ 99.58
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $128.11 $136.21 $140.40 $136.52 $141.57 $148.33 $149.03 $145.85 $147.34 $147.23
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $140.38 $156.05 $ 76.51 $ 96.76 $101.30 $ 88.50 $102.38 $123.74 $114.63 $111.62
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1       1       2       2       2       2       2       2       3
--------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $120.95 $117.33 $ 73.61 $ 94.05 $107.82 $105.15 $123.90 $166.47 $180.41 $168.39
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       3       3
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $134.61 $132.31 $ 79.29 $104.38 $116.66 $110.00 $127.02 $171.61 $195.31 $189.89
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       5
--------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 66.16 $ 75.03 $ 47.58 $ 64.48 $ 74.39 $ 75.76 $ 86.48 $114.01 $127.32 $132.85
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1       1       1       1      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.




--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $113.34 $106.08 $ 45.70 $ 54.18 $ 61.79 $ 61.28 $ 71.09 $ 93.08 $104.31 $ 99.19
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $144.57 $167.16 $ 99.33 $135.64 $155.13 $137.81 $164.13 $185.60 $175.43 $174.90
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $138.97 $149.37 $ 75.38 $102.20 $127.87 $124.17 $144.65 $190.81 $206.93 $200.01
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       1       1       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $112.08 $116.77 $118.64 $118.04 $117.46 $116.87 $116.29 $115.71 $115.13 $114.55
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       3
--------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $135.28 $164.77 $ 86.36 $134.96 $177.66 $163.17 $176.56 $243.39 $240.46 $226.11
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       1       2       1       1      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $111.23 $116.99 $ 68.98 $ 95.14 $109.04 $ 99.14 $118.74 $149.26 $151.18 $155.20
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       2       2       4
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $ 91.23 $ 97.91 $ 95.12
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       2       8      10
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 99.80 $110.69 $105.68 $113.57 $113.96 $113.17 $114.29 $113.81 $113.14 $112.26
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       3       3       4
--------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $134.25 $139.64 $129.84 $137.03 $144.85 $145.89 $149.02 $144.88 $148.34 $147.94
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       1       2
--------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $169.88 $165.93 $108.75 $136.48 $170.86 $163.21 $187.63 $256.62 $267.72 $254.21
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $110.11 $117.48 $ 67.56 $ 95.88 $111.04 $108.34 $128.20 $175.94 $190.19 $208.58
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $134.82 $135.71 $ 80.98 $106.71 $120.05 $116.08 $130.37 $175.81 $200.20 $196.36
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 90.42 $100.16 $ 72.15 $100.72 $117.54 $110.09 $131.92 $182.55 $188.54 $189.97
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.




----------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                             -------------------------------------------------------------------
                                             2006 2007 2008 2009  2010    2011    2012    2013    2014    2015
----------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --   --   --   --  $106.39 $102.91 $118.93 $154.96 $172.15 $172.00
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --   --   --   --       --      --      --       1      --       2
----------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --   --   --   --  $108.10 $100.47 $118.14 $155.82 $175.64 $158.12
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --   --   --   --       --      --       1       2       2       3
----------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --   --   --   --  $111.15 $103.15 $131.22 $133.74 $152.16 $148.76
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --   --   --   --       --       1       2       8      14      16
----------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --   --   --   --       -- $ 95.50 $111.14 $118.07 $119.34 $114.74
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --   --   --   --       --      --       1       2       3       4
----------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --   --   --   --  $110.03 $101.82 $116.77 $137.93 $137.37 $133.11
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --   --   --   --       --      --      --       1       2       4
----------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --   --   --   --  $104.77 $ 97.47 $107.28 $137.13 $142.13 $135.37
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --   --   --   --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --   --   --   --  $109.11 $107.50 $121.56 $165.81 $168.42 $157.96
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --   --   --   --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --   --   --   --  $114.08 $103.21 $104.10 $132.33 $117.77 $ 91.23
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --   --   --   --       --      --       1       2       4       5
----------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --   --   --   --  $106.52 $111.56 $131.69 $144.79 $146.81 $136.58
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --   --   --   --       --      --       1       4       8      12
----------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --   --   --   --       -- $ 90.17 $101.88 $131.72 $141.38 $132.54
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --   --   --   --       --      --      --       1       1       1
----------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --   --   --   --  $113.13 $100.63 $105.30 $150.20 $151.84 $153.92
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --   --   --   --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --   --   --   --  $113.71 $ 92.74 $112.62 $110.67 $105.01 $ 83.53
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --   --   --   --       --      --       1       6      14      20
----------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --   --   --   --  $106.49 $104.07 $120.05 $152.45 $153.41 $162.29
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --   --   --   --       --      --       2       8      14      21
----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $102.37 $ 99.40 $117.53 $154.05 $169.70 $168.77
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $196.01
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $119.37 $120.03 $136.46 $182.92 $200.94 $221.00
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       2       2       2
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $111.10 $117.74 $132.63 $158.64 $177.53 $150.57
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 79.87 $ 88.52 $ 46.97 $ 64.15 $ 75.07 $ 70.00 $ 79.55 $108.55 $119.53 $123.67
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $120.06 $126.94 $129.41 $139.47 $147.39 $155.17 $162.84 $158.21 $163.32 $162.72
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       2       2       5
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $114.09 $127.03 $ 71.31 $100.60 $127.00 $116.41 $133.71 $186.49 $194.58 $190.66
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $145.32 $144.72 $ 92.21 $132.45 $164.62 $141.96 $162.17 $218.80 $229.33 $215.51
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $110.62 $130.12 $ 68.52 $108.02 $126.51 $119.81 $135.22 $182.43 $206.11 $217.98
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       1       1       1      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $108.60 $115.88 $ 80.16 $ 95.96 $105.72 $102.23 $112.77 $127.99 $131.12 $127.97
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       3
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $109.56 $117.04 $ 75.68 $ 92.77 $103.33 $ 98.80 $110.93 $131.46 $136.08 $132.64
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       6
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $110.45 $118.01 $ 72.76 $ 90.90 $101.96 $ 96.73 $109.83 $133.60 $138.90 $135.40
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       4
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



----------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                           ---------------------------------------------------------------------------
                                            2006    2007    2008   2009   2010   2011   2012    2013    2014    2015
----------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                              $111.24 $119.32 $69.65 $88.55 $99.81 $93.82 $107.75 $134.25 $139.96 $136.17
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --     --     --     --     --      --      --      --       3
----------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --     --     --     --     --      --      --      -- $ 91.95
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --     --     --     --     --      --      --      --       1
----------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --     --     --     -- $83.39 $ 85.55 $ 93.89 $ 75.35 $ 49.76
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --     --     --     --     --       1       1       1       1
----------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) VANTAGE/SM/ FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

--------------------------------------------------------------------------------------
                                   CONTRACT TYPE/SERIES/
 STATE   FEATURES AND BENEFITS     EFFECTIVE DATE            AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------
FLORIDA  See "Your right to        All contract types        If you reside in the
         cancel within a certain                             state of Florida, you
         number of days" in                                  may cancel your variable
         "Contract features and                              annuity contract and
         benefits"                                           return it to us within
                                                             21 days from the date
                                                             that you receive it. You
                                                             will receive an
                                                             unconditional refund
                                                             equal to the greater of
                                                             the cash surrender value
                                                             provided in the annuity
                                                             contract, plus any fees
                                                             or charges deducted from
                                                             the contributions or
                                                             imposed under the
                                                             contract, or a refund of
                                                             all contributions paid.

         See "Withdrawal charge"                             If you are age 65 or
         in "Charges and expenses"                           older at the time your
                                                             contract is issued, the
                                                             applicable withdrawal
                                                             charge will not exceed
                                                             10% of the amount
                                                             withdrawn. In addition,
                                                             no charge will apply
                                                             after the end of the
                                                             10th contract year or 10
                                                             years after a
                                                             contribution is made,
                                                             whichever is later.
--------------------------------------------------------------------------------------
TEXAS    See "Separate Account     EQUI-VEST(R) TSA          Total Separate Account A
         charge" for EQUI-VEST(R)  Vantage/SM/ certificates  annual expenses and the
         Vantage/SM/ in this       issued on or after        annual expenses of the
         EQUI-VEST(R) Vantage/SM/  August 1, 2002            Trusts when added
         Supplement.               For TSA Vantage           together are not
                                   certificates issued to    permitted to exceed
                                   employees of public       2.75% (except for the
                                   school districts and      Multimanager Aggressive
                                   open enrollment charter   Equity, AXA Moderate
                                   schools (grades K-12)     Allocation, EQ/Common
                                   who are participants in   Stock Index and EQ/Money
                                   the TSA plan, the         Market options which are
                                   providers of which are    not permitted to exceed
                                   subject to the 403(b)     1.75%) unless the
                                   Certification Rules of    Teacher Retirement
                                   the Teacher Retirement    System of Texas permits
                                   System of the State of    a higher rate.
                                   Texas, and who enroll
                                   and contribute to the
                                   TSA contracts through a
                                   salary reduction
                                   agreement

         See "Withdrawal Charge                              The withdrawal charge
         for EQUI-VEST(R)                                    equals up to 6.00% of
         Vantage/SM/" contracts                              the amount withdrawn
         in section 14 of this                               from your account value
         Supplement.                                         (or of the defaulted
                                                             loan amount, if
                                                             applicable) in the first
                                                             five contract or
                                                             participation years, as
                                                             applicable.

                                                            Participant/
                                                           contract year                      Charge
                                                           -------------                      ------
                                                                 1                            6.00%
                                                                 2                            5.75%
                                                                 3                            5.50%
                                                                 4                            5.25%
                                                                 5                            5.00%
                                                            6 and later                       0.00%
-------------------------------------------------------------------------------------------------------------------

TEXAS        EQUI-VEST(R) Vantage/SM/                            Not available.
(CONTINUED)  enhanced death benefit

             See the SAI for
             condensed financial
             Information.
------------------------------------------------------------------------------------------------------------------------------

                                     II-1

APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                     II-2

APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO THE MAY 1, 2016 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   TSA ADVANTAGE/SM/

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

We offer the series 600 TSA Advantage/SM/ contract to fund all Section 403(b) plans sponsored by Section 501(c)(3) tax-exempt organizations, except those plans sponsored by primary or secondary schools. It is also available to post-secondary public educational institutions described in
Section 403(b)(1)(A)(ii) of the Internal Revenue Code with more than 500 employees eligible to participate. For plans sponsored by a hospital or other health care organization qualified or intended to qualify under
Section 501(c)(3) of the Internal Revenue Code, the TSA Advantage/SM/ contract will be available only when the employer makes contributions to the 403(b) plan (whether on a matching or non-elective contribution basis) or makes a contribution to a plan qualified under 401(a) of the Internal Revenue Code, matching employee elective deferrals in the 403(b) plan. Under the TSA Advantage/SM/ contract, contributions including rollover contributions and direct transfer contributions from existing Section 403(b) plans (programs or arrangements), may be accepted only if the contributions are fully vested under the existing TSA plan. The TSA Advantage/SM/ contract may not currently be available in your state. Your financial professional can provide information about state availability.

Currently, no new units will be permitted to enroll in the series 600 TSA Advantage/SM/ product. New participants, however, can be enrolled into existing TSA Advantage/SM/ units.

For Section 403(b) plans offered for hospital and health care facility employees, non-salary reduction (employer contributions) must be made. TSA Advantage/SM/ is available only to employees of employers that currently have, or within the first contract year are expected to have, at least 50 participants. Employees in Section 403(b) plans that do not meet these requirements are only eligible for TSA series 100 and 200 contracts. Subject to a written agreement between AXA Equitable and an employer sponsoring a 403(b) plan that uses an EQUI-VEST(R) TSA Advantage/SM/ contract as a funding vehicle for plan assets, AXA Equitable may reimburse that employer for certain expenses associated with that employer's plan, for example recordkeeping or other administrative services. Any such reimbursement will not exceed ten dollars for each EQUI-VEST(R) TSA Advantage/SM/ contract issued to a participant of that employer's 403(b) plan.

See "Tax information" in the prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

We offer the EQUI-VEST(R) TSA Advantage/SM/ contract to purchasers on the same basis and under the same terms and conditions described in the prospectus as those that apply to the EQUI-VEST(R) series 100 and 200 TSA contracts, except for certain material differences. The Class IB/B shares of either AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts") are available under TSA Advantage/SM/ contracts. The contracts described in the EQUI-VEST(R) Employer-Sponsored Retirement Plans prospectus include Class IA shares of certain Trusts, which are not offered under TSA Advantage/SM/ contracts.

Material differences between TSA Advantage/SM/ and the provisions of the EQUI-VEST(R) TSA series 100 and 200 contracts described in the prospectus include the information above as well as the following:

Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)

                                                                     Series 600

                                                                         #41002

THE FOLLOWING IS ADDED TO "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" IN "FEES AND CHARGES" IN THE PROSPECTUS:

-------------------------------------------------------------------------------
FEES AND CHARGES UNDER  .   Daily charge on amounts invested in variable
SERIES 600                  investment options for mortality and expense risks
                            and other expenses at a current annual rate of
                            1.20% (2% maximum).

                        . Annual administrative charge: $30 ($65 maximum) currently or, if less, 2% of the account value, less any amount withdrawn during the contract year.

                        . Charge for third-party transfer (such as in the case of a direct rollover to a traditional IRA contract) or exchange (if your contract is exchanged for a 403(b)(1) contract issued by another insurance company): none currently ($65 maximum).

                        .   Charges for certain optional special services.

                        . No sales charge deducted at the time you make contributions.

                        . Withdrawal charge: We deduct a charge equal to 6% of the amount withdrawn or the defaulted loan amount in the first six contract years. The total of all withdrawal charges assessed may not exceed
                            8% of all contributions made in the first six contract years. Under certain circumstances, the withdrawal charge will not apply. They are discussed in "Charges and expenses" later in this Supplement.

                        . We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                        .   Annual expenses of the Trusts' portfolios are
                            calculated as a percentage of the average daily
                            net assets invested in each portfolio. Please see
                            "Fee table" later in this Supplement for details.
-------------------------------------------------------------------------------

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the series 600 TSA Advantage/SM/ contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

EQUI-VEST(R) SERIES 600 CONTRACTS

CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
----------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the
amount withdrawn (deducted if you surrender your
contract or make certain withdrawals)/(1)/              6.00%

Charge for third-party transfer or exchange/(2)/        $65 maximum per occurrence; currently, none

SPECIAL SERVICES CHARGES

..   Wire transfer charge/(3)/                           $90 (current and maximum)

..   Express mail charge/(3)/                            $35 (current and maximum)
----------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.

CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
------------------------------------------------------------------------------------------------------------

Annual administrative charge                            $65 maximum (currently $30) or, if less, 2% of your
                                                        account value, less any amount previously withdrawn
                                                        during the contract year
------------------------------------------------------------------------------------------------------------

 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN
 ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:

                                                        Maximum  Current
                                                        -------  -------
Mortality and expense risk/(4)/                         1.75%    0.95%
Other expenses                                          0.25%    0.25%
                                                        -----    -----
TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES                2.00%    1.20%
-------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.
----------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF
 DAILY NET ASSETS
----------------------------------------------------------------------

Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from
portfolio assets including management fees, 12b-1 fees, service fees, and/or other   Lowest Highest
expenses)/(5)/                                                                       0.61%  2.09%
---------------------------------------------------------------------------------------------------


Notes:



(1)Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see "Withdrawal charge for series 600 contracts" in "Charges and expenses" later in this Supplement.
(2)This charge will never exceed 2% of the amount disbursed or transferred.
(3)Unless you specify otherwise, this charge will be deducted from the amount you request.
(4)A portion of this charge is for providing the death benefit.

(5)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the All Asset Aggressive-Alt 25 Portfolio. For more information, see the prospectuses for the portfolios.

EXAMPLES: EQUI-VEST(R) SERIES 600 CONTRACTS

These examples are intended to help you compare the cost of investing in the series 600 TSA Advantage/SM/ contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses that a hypothetical contract owner or participant, as applicable, would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2015, which results in an estimated annual charge of 0.0631% of contract value.


The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this Supplement (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                     EQUI-VEST SERIES 600 (TSA ADVANTAGE)


---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $979    $1,866    $2,765    $4,486    $436    $1,316    $2,207    $4,486
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $832    $1,436    $2,067    $3,099    $281    $  860    $1,465    $3,099
---------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this Supplement for unit values and number of units outstanding as of the period shown for each of the variable investment options, available as of December 31, 2015.

Charges and expenses

THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS/(1)/" IN "CHARGES AND EXPENSES" IN THE PROSPECTUS:

--------------------------------------------------------------------------------

CHARGES UNDER SERIES 600 CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to a current annual rate of 0.95% (1.75% maximum) of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. In addition, we waive any withdrawal charge upon payment of a death benefit.

The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual rate of 0.25% of the net assets in each variable investment option.

MAXIMUM TOTAL CHARGES. The total annual rate for the above charges is currently 1.20%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00% . We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last day of the contract year is less than $25,000 for TSA Advantage/SM/ contracts. If your account value on such date is $25,000 or more for TSA Advantage/SM/ contracts, we do not deduct the charge. The current charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during that contract year.

We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Also, we may reduce or eliminate the administrative charge when a TSA Advantage/SM/ contract is used by an employer and administrative services are performed by us at a modified or minimum level. Any reduction or waiver we make will not be unfairly discriminatory.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If these amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options, unless you tell us otherwise.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST/SM/ contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

There currently is no third-party transfer charge for series 600 contracts (such as in the case of direct rollover to a traditional IRA contract) or exchange (if your contract is exchanged for a 403(b)(1) contract issued by another insurance company). We reserve the right to impose this charge in the future, but it may not exceed a maximum of $65 per occurrence, subject to any law that applies. This charge will never exceed 2% of the amount disbursed or transferred.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

WITHDRAWAL CHARGE FOR SERIES 600 CONTRACTS

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you terminate your contract; or
(3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options with the earliest maturity date(s) first. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. The amount of the withdrawal charge we deduct is equal to 6% of the amount withdrawn or the defaulted loan amount during the first six contract years. In the case of a surrender, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed, or (ii) the free withdrawal amount plus 94% of the remaining account value.

Also, the total of all withdrawal charges assessed will not exceed 8% of all contributions made in the first six contract years.

10% FREE WITHDRAWAL AMOUNT. Each contract year, you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

EXCEPTIONS TO THE WITHDRAWAL CHARGE. A withdrawal charge will not apply upon any of the events listed below:

..   The annuitant retires under the terms of the 403(b) plan, or separates from service;

..   The annuitant reaches age 59 1/2 and completes at least five contract years;

..   The annuitant dies and a death benefit is payable to the beneficiary;

..   We receive a properly completed election form providing for the account value to be used to buy a life annuity;

..   The annuitant reaches age 55 and completes at least five contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity. The period certain annuity must extend beyond the annuitant's age 59 1/2 and must not permit any prepayment of the unpaid principal before the annuitant reaches age
    59 1/2;

..   The annuitant completes at least three contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity of at least 10 years which does not permit any prepayment of the unpaid principal;

..   A request is made for a refund of an excess contribution within one month of the date on which the contribution is made;

..   The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration;

..   We receive proof satisfactory to us that the annuitant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);

..   The annuitant has been confined to a nursing home for more than 90 days (or such other period, if required in your state) as verified by a licensed physician. A nursing home for this purpose means one which is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
    Guam) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

..   The annuitant elects a withdrawal that qualifies as a hardship withdrawal under the federal income tax rules.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.

SERIES 600 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
ALL ASSET AGGRESIVE-ALT 25
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $107.64 $108.80 $102.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       3      25      43
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.51 $118.72 $113.20 $125.25 $141.22 $142.87 $135.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3      18      52      96     137     169     190
------------------------------------------------------------------------------------------------------------------------
ALL ASSET MODERATE GROWTH-ALT 15
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.12 $105.37 $100.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       9      27
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $105.83 $103.68 $119.06 $152.80 $175.49 $170.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       4      15      30      56      86     137
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 96.31 $100.05 $ 98.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       5      34      98
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.03 $ 96.15 $110.64 $143.94 $154.73 $148.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       5      11      12      15      17      20
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.13 $ 98.08 $111.26 $143.93 $160.10 $158.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7      16      21      27      34      41
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.88 $ 92.69 $105.72 $143.50 $147.53 $138.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       5       7       8       9      12
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $149.99 $157.32 $ 94.51 $118.85 $132.78 $121.35 $136.88 $170.99 $176.91 $171.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        83     150     183     240     367     480     574     676     774     879
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.35 $116.06 $119.71 $117.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       3      16      31      45
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.87 $119.03 $104.64 $113.55 $120.34 $121.15 $125.18 $129.04 $130.83 $128.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        55     100     129     137     165     181     205     211     215     223
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $102.73 $112.17 $115.05 $113.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       9      19      29
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.41 $104.59 $106.02 $104.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2      11       8      12
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.57 $126.70 $100.86 $114.02 $122.87 $120.54 $127.87 $139.27 $141.95 $139.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        80     145     141     173     238     290     364     422     465     492
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $271.98 $381.60 $160.80 $238.40 $262.52 $227.43 $262.85 $312.57 $314.03 $304.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       180     196     162     167     176     165     165     162     158     152
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.30 $155.16 $ 84.53 $113.03 $121.97 $100.10 $115.03 $133.56 $123.73 $116.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       121     116     128     167     224     233     234     249     301     308
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.17 $ 86.39 $ 99.52 $119.08 $110.07 $106.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      12      17      24      30      37
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $156.89 $170.79 $ 96.19 $123.78 $129.72 $107.44 $124.70 $147.01 $134.82 $128.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       231     237     198     175     164     143     127     117     111     108
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.21 $106.95 $ 66.14 $ 82.67 $ 93.27 $ 88.25 $100.25 $130.30 $143.70 $142.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        28      26      26      22      25      23      21      19      33      34
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.21 $112.19 $ 68.46 $ 91.21 $103.14 $ 98.18 $110.32 $147.58 $161.97 $166.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       178     167     153     147     145     156     148     142     302     282
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.93 $135.72 $ 75.99 $ 90.43 $100.67 $ 94.42 $108.08 $141.46 $156.85 $148.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       471   1,183     917     756     639     532     449     386     394     357
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $140.50 $136.59 $ 81.55 $109.46 $132.44 $118.52 $138.90 $182.63 $200.06 $190.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       382     349     268     368     333     282     247     226     208     191
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.55 $144.41 $107.76 $124.58 $135.28 $130.46 $140.23 $156.72 $159.53 $156.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       699     821     794     826     994   1,170   1,393   1,595   1,799   1,949
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.96 $120.06 $124.56 $122.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      12      39      91     148
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.10 $149.35 $100.67 $121.30 $133.69 $125.54 $138.32 $163.71 $167.84 $163.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       290     487     554     652     867   1,047   1,184   1,339   1,476   1,602
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.29 $118.56 $122.73 $120.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       5      18      48      67
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.30 $155.98 $ 85.28 $114.32 $150.51 $147.75 $168.72 $230.33 $235.70 $226.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       245     215     191     181     168     149     146     144     141     146
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.34 $105.20 $ 70.88 $ 91.41 $100.52 $ 99.40 $109.23 $123.64 $129.74 $124.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22     149     134     120     113      87      78      80      89     103
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.27 $ 97.73 $ 64.30 $ 81.46 $100.02 $ 89.35 $103.13 $139.28 $140.53 $129.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2      10      15      15      17      15      16      17      16      17
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.25 $ 59.39 $ 75.38 $ 82.21 $ 77.62 $ 87.98 $107.16 $111.67 $107.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      69      87      86      85      91      93      94     120     134
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.29 $138.79 $ 92.02 $117.96 $126.12 $128.19 $142.58 $179.29 $190.99 $210.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5      11      33      40      47      37      34      29      25      24
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.15 $107.60 $ 65.81 $ 81.35 $ 89.97 $ 84.93 $ 95.83 $122.40 $132.66 $127.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      73      71      61      51      41      36      31      27      23
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.63 $108.55 $ 63.47 $ 81.54 $ 87.00 $ 78.82 $ 92.93 $116.56 $116.42 $111.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      54      43      51      65      75      87      99     112     119
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.90 $106.89 $ 80.78 $ 87.51 $ 92.20 $ 95.71 $ 99.60 $ 97.55 $ 98.68 $ 96.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       218     211     154     139     144     134     138     137     137     140
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.55 $135.77 $ 77.65 $103.21 $130.17 $108.44 $119.32 $174.21 $167.63 $155.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        50      72      59      50      42      35      30      28      22      19
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $210.41 $187.41 $115.05 $143.69 $176.76 $158.90 $183.31 $258.49 $242.34 $207.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       127     112      94      85      70      57      48      42      35      31
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $187.75 $187.68 $117.63 $151.42 $169.26 $162.04 $181.92 $247.55 $268.31 $248.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       276     266     237     251      30      44      57      67      75      79
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.59 $131.73 $ 88.11 $ 97.11 $111.01 $109.25 $127.07 $165.42 $177.60 $172.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        67      72      68      68      74      80      97     120     127     130
------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.38 $101.24 $ 54.79 $ 70.85 $ 78.76 $ 78.03 $ 90.00 $119.44 $134.07 $133.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      12      12      15      21      39      37      46      56      65
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.03 $133.60 $ 79.64 $103.44 $118.34 $121.60 $141.05 $183.63 $200.50 $201.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       143     370     316     277     243     210     184     166     150     139
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.28 $119.90 $ 66.57 $ 84.41 $ 96.63 $ 95.98 $109.61 $143.46 $158.83 $156.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,179   1,018     858     780     690     612     548     527     505     494
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.91 $119.09 $107.14 $108.70 $113.61 $117.63 $119.89 $116.56 $117.95 $117.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       144     159     122     139     130     120     121     134     158     187
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKET EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.51 $ 90.43 $ 73.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       3      10      21
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.68 $122.02 $ 75.56 $ 93.97 $106.19 $106.50 $121.24 $157.55 $175.85 $175.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       652     649     588     572     574     578     597     680     796     987
------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.57 $119.10 $101.40 $116.85 $126.55 $126.72 $131.77 $144.49 $145.10 $147.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      21      18      17      19      17      15      11       9       8
------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.07 $148.00 $101.39 $141.70 $185.71 $177.07 $206.17 $283.37 $288.56 $268.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        80     128     143     181     264     338     427     528     636     744
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.66 $107.62 $113.22 $114.06 $119.80 $123.57 $126.63 $121.97 $121.57 $115.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      37      73      76     101     105      99      93      91      87
------------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.38 $102.08 $ 97.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       5      15      28
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.94 $137.19 $140.41 $135.57 $139.60 $145.23 $144.89 $140.80 $141.24 $140.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       138     124     110      90      76      66      55      45      38      32
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.89 $154.42 $ 75.18 $ 94.40 $ 98.13 $ 85.13 $ 97.79 $117.36 $107.95 $104.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       454     488     436     384     331     273     216     182     159     143
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.54 $115.14 $ 71.73 $ 91.00 $103.59 $100.32 $117.37 $156.59 $168.50 $156.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        23      32      24      24      27      22      16      19     141     144
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.65 $124.59 $ 74.13 $ 96.91 $107.54 $100.69 $115.45 $154.88 $175.03 $168.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        39      38      31      26      29      29      27      33      38      51
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.76 $ 78.56 $ 49.46 $ 66.57 $ 76.26 $ 77.12 $ 87.41 $114.42 $126.88 $131.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       249     223     194     188     179     176     181     204     241     292
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.35 $104.42 $ 44.66 $ 52.58 $ 59.54 $ 58.64 $ 67.55 $ 87.81 $ 97.71 $ 92.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        41      49      27      28      30      69      75      91     122     159
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.89 $164.04 $ 96.79 $131.24 $149.04 $131.48 $155.48 $174.58 $163.85 $162.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      40      40      42      49      57      71      98     129     164
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.84 $138.57 $ 69.43 $ 93.48 $116.13 $111.98 $129.53 $169.67 $182.70 $175.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       494     531     504     465     434     389     364     369     392     445
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.78 $120.81 $121.87 $120.40 $118.97 $117.54 $116.13 $114.74 $113.36 $112.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       103     133     101      61      49      51      42      37      37      40
------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.70 $161.70 $ 84.15 $130.59 $170.69 $155.66 $167.26 $228.94 $224.59 $209.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      34      47      85     149     218     283     318     362     392
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.99 $115.91 $ 67.86 $ 92.93 $105.76 $ 95.49 $113.56 $141.74 $142.55 $145.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      17      29      36      52      94     110     149     192     258
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 90.81 $ 96.78 $ 93.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       6      23      57
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.64 $108.63 $102.98 $109.89 $109.49 $107.97 $108.26 $107.05 $105.67 $104.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        56      73     145     198     180     156     152     155     163     168
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.39 $139.83 $129.11 $135.29 $142.01 $142.03 $144.05 $139.07 $141.38 $140.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       130     124      94     123     108      95      88      80      77      77
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $163.91 $158.96 $103.45 $128.91 $160.25 $152.00 $173.52 $235.64 $244.10 $230.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       167     193     185     195     188     176     166     163     162     173
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2006    2007    2008   2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.40 $114.84 $65.57 $ 92.41 $106.26 $102.95 $120.97 $164.85 $176.94 $192.69
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        30     152    155     200     266     324     402     492     590     703
-----------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.73 $132.66 $78.60 $102.84 $114.89 $110.31 $123.01 $164.72 $186.25 $181.39
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        46      65     64      57      52      40      28      25      24      26
-----------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.82 $ 97.69 $69.88 $ 96.86 $112.25 $104.39 $124.21 $170.67 $175.03 $175.12
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        38      41     47      60      85     117     120     120     107      93
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $105.87 $101.69 $116.69 $150.97 $166.54 $165.23
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      46     196     359     506     647     792
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $107.57 $ 99.27 $115.92 $151.81 $169.92 $151.89
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --       3      13      26      46      68      91
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $109.26 $100.69 $127.18 $128.72 $145.42 $141.16
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --       1       2       4       7       8       9
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $ 95.08 $109.87 $115.89 $116.31 $111.04
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --       5      28      51      71     101
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $109.49 $100.62 $114.57 $134.38 $132.89 $127.86
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      11      37      69     100     142     199
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $104.26 $ 96.31 $105.26 $133.60 $137.50 $130.03
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --       4      14      18      22      28      37
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $108.58 $106.22 $119.27 $161.54 $162.93 $151.73
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --       2       7      10      14      16      20
-----------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $113.52 $101.98 $102.14 $128.92 $113.92 $ 87.63
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      10      31      49      67     101     142
-----------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $106.27 $110.52 $129.55 $141.43 $142.39 $131.53
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      10      62     152     252     350     439
-----------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $ 89.76 $100.71 $129.29 $137.79 $128.27
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      10      61     127     178     235
-----------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $112.58 $ 99.44 $103.32 $146.34 $146.89 $147.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       9      21      27      31      44
------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $113.45 $ 91.87 $110.79 $108.09 $101.84 $ 80.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      29     123     228     342     468     626
------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $105.97 $102.84 $117.79 $148.53 $148.41 $155.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      15      75     138     248     386     564
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.87 $ 98.22 $115.31 $150.09 $164.17 $162.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       8      15      19      27      30      31
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $188.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      28
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $119.10 $118.91 $134.23 $178.67 $194.90 $212.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       4      19      34      46      61      89
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.84 $116.64 $130.46 $154.96 $172.18 $145.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       5      41      81     117     159     195
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.55 $ 86.44 $ 45.54 $ 61.76 $ 71.76 $ 66.45 $ 74.98 $101.59 $111.08 $114.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       112      98      84     166     203     170     147     130     116     107
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.90 $121.67 $123.17 $131.81 $138.30 $144.59 $150.67 $145.36 $149.00 $147.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       111     108      95      97     127     110     154     182     189     200
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.13 $121.76 $ 67.87 $ 95.07 $119.18 $108.47 $123.72 $171.33 $177.51 $172.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       116     107      96      92      79      64      52      44      38      36
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $140.28 $138.72 $ 87.76 $125.17 $154.48 $132.28 $150.05 $201.01 $209.20 $195.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        85      82      69      66      62      49      41      37      30      26
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.79 $124.72 $ 65.21 $102.08 $118.71 $111.64 $125.11 $167.60 $188.02 $197.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       124     126     121     131     140     131     123     117     116     118
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.37 $114.81 $ 78.86 $ 93.74 $102.55 $ 98.46 $107.85 $121.54 $123.64 $119.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5      11      13      18      22      24      25      30      33
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



---------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------------------
                                          2006    2007    2008   2009   2010    2011   2012    2013    2014    2015
---------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.32 $115.96 $74.45 $90.62 $100.22 $95.16 $106.09 $124.84 $128.32 $124.19
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2      15     24     33      39     50      62      72      89     101
---------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.21 $116.92 $71.58 $88.79 $ 98.89 $93.17 $105.04 $126.88 $130.98 $126.78
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       7     14     22      32     45      58      75      94     116
---------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.99 $118.22 $68.52 $86.50 $ 96.81 $90.36 $103.05 $127.49 $131.98 $127.49
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5      9     12      19     32      47      65      87     116
---------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --      -- $83.02 $ 84.57 $ 92.15 $ 73.43 $ 48.15
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --      --     17      38      49      65      87
---------------------------------------------------------------------------------------------------------------------







  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                         1290 Avenue of the Americas,
                              New York, NY 10104
                                 212-554-1234

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO THE MAY 1, 2016 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   EQUI-VEST(R) VANTAGE/SM/ ADDITIONAL CONTRIBUTIONS TAX-SHELTERED (ACTS)
    PROGRAM, NEW JERSEY DEPARTMENT OF HIGHER EDUCATION

--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus. IF YOU ARE A CURRENT PARTICIPANT (DEFINED BELOW), THIS SUPPLEMENT REPLACES, IN ITS ENTIRETY, THE SUPPLEMENT TO YOUR CURRENT PROSPECTUS FOR EMPLOYER-SPONSORED RETIREMENT PLANS DATED MAY 1, 2016.


We offer the EQUI-VEST(R) Vantage/SM/ contract to fund the ACTS Program ("the plan").

The EQUI-VEST(R) Vantage/SM/ ACTS contract is a group variable deferred annuity contract. The employer will be the EQUI-VEST(R) Vantage/SM/ ACTS contract holder. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be set forth in a participation certificate provided to each participant. The 12-month period beginning on the participant's participation date and each 12-month period thereafter is a "participation year." The "participation date" is the date we receive a participant's properly completed and signed enrollment form and any other required documents at our processing office. "Contract date" is the date following our acceptance of a properly completed and signed application (and other required documents) on which the first participant is enrolled in the contract. The 12-month period beginning on a contract date and each 12-month period after that is a "contract year." The end of each 12-month period is the "contract anniversary." Terms and other provisions not defined or modified in this Supplement are the same as in the prospectus./(1)/

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

We offer the EQUI-VEST(R) Vantage/SM/ ACTS contract to purchasers on the same basis and under the same terms and conditions described in the prospectus as those that apply to EQUI-VEST(R) Series 100 and 200 contracts, except for certain material differences described in this Supplement. You should be aware that an annuity contract that is a Tax Sheltered Annuity (TSA), such as the EQUI-VEST(R) Vantage/SM/ ACTS, does not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before participating in an EQUI-VEST(R) Vantage/SM/ ACTS, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this annuity with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)

                              -------------------

See "Tax information" in the prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

Material differences between EQUI-VEST(R) Vantage/SM/ ACTS and the provisions of the EQUI-VEST(R) Series 100 and 200 contracts described in the prospectus include the information above as well as the following:


        FOR USE WITH THE ADDITIONAL CONTRIBUTIONS TAX-SHELTERED PROGRAM


-------------
(1)This Supplement distinguishes between "contract" and "participation certificate" as well as "contract holder" and "participant" when describing the EQUI-VEST(R) Vantage/SM/ ACTS product. The prospectus does not make these distinctions and generally uses the terms "you" and "your" when referring to the person who has the right or responsibility that the prospectus is discussing at that point, and to "contract" when referring to the participation certificate or contract that includes the right being discussed.


                                                           Cat. # 133282 (5/16)
                                                                         #83530



888-002 (5/16)

NB/IF

1. THE FOLLOWING IS ADDED TO "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" UNDER "FEES AND CHARGES" IN THE PROSPECTUS:

-----------------------------------------------------------------------
FEES AND CHARGES FOR           .   Separate account charge deducted
EQUI-VEST(R) VANTAGE/SM/ ACTS      daily on amounts invested in
                                   variable investment options: 0.40%.
                               .   Annual administrative charge: There
                                   is no annual administrative charge.

                               .   Charges for certain optional
                                   special services.

                               .   No sales charge deducted at the
                                   time contributions are made.

                               .   Withdrawal charge: There is no
                                   withdrawal charge.

                               .   Annual expenses of the affiliated
                                   and unaffiliated Trusts (the
                                   "Trusts") portfolios are calculated
                                   as a percentage of the average
                                   daily net assets invested in each
                                   portfolio. Please see "Fee table"
                                   later in this Supplement.
-----------------------------------------------------------------------

2. PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a certificate owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer certificate owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to certificate owners and/or suggest that certificate owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your certificate. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.


ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in certificates with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract and certificate and cert owners invested in that Portfolio:


   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract and certificate owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST --                                                                          INVESTMENT MANAGER (OR
 CLASS B SHARES                                                                    SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                     AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital appreciation and           .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income.                                                   Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
TARGET 2015          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
------------------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
------------------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and income.       Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
------------------------------------------------------------------------------------------------------------------------------

 EQ ADVISORS TRUST
 --                                                                                 INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                    SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                      AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED      Seeks to achieve long-term growth of capital with an           .   AllianceBernstein L.P.     (check mark)
  VOLATILITY         emphasis on risk-adjusted returns and managing volatility      .   AXA Equitable Funds
                     in the Portfolio.                                                  Management Group, LLC
                                                                                    .   BlackRock Investment
                                                                                        Management, LLC
-------------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN         Seeks to maximize income while maintaining prospects for       .   AXA Equitable Funds        (check mark)
  BALANCED MANAGED   capital appreciation with an emphasis on risk-adjusted             Management Group, LLC
  VOLATILITY         returns and managing volatility in the Portfolio.              .   BlackRock Investment
                                                                                        Management, LLC
                                                                                    .   Franklin Advisers, Inc.
-------------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of capital with an           .   AXA Equitable Funds        (check mark)
  CORE MANAGED       emphasis on risk-adjusted returns and managing volatility          Management Group, LLC
  VOLATILITY         in the Portfolio.                                              .   BlackRock Investment
                                                                                        Management, LLC
                                                                                    .   EARNEST Partners, LLC
                                                                                    .   Federated Global
                                                                                        Investment Management
                                                                                        Corp.
                                                                                    .   Massachusetts Financial
                                                                                        Services Company d/b/a
                                                                                        MFS Investment Management
-------------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to provide current income and long-term growth of        .   AXA Equitable Funds        (check mark)
  VALUE MANAGED      income, accompanied by growth of capital with an emphasis          Management Group, LLC
  VOLATILITY         on risk-adjusted returns and managing volatility in the        .   BlackRock Investment
                     Portfolio.                                                         Management, LLC
                                                                                    .   Northern Cross, LLC
-------------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE  Seeks to achieve long term growth of capital with an           .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY emphasis on risk-adjusted returns and managing volatility in   .   AXA Equitable Funds
                     the Portfolio.                                                     Management Group, LLC
                                                                                    .   BlackRock Investment
                                                                                        Management, LLC
                                                                                    .   Massachusetts Financial
                                                                                        Services Company d/b/a
                                                                                        MFS Investment Management
-------------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES    Seeks to achieve capital appreciation.                         .   Loomis, Sayles & Company,
  GROWTH                                                                                L.P.
-------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY  Seeks to achieve long-term capital appreciation.               .   Calvert Investment
  RESPONSIBLE                                                                           Management Inc.
-------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before expenses that           .   AllianceBernstein L.P.
  INDEX              approximates the total return performance of the Russell
                     3000(R) Index, including reinvestment of dividends, at a
                     risk level consistent with that of the Russell 3000(R) Index.
-------------------------------------------------------------------------------------------------------------------------------

 EQ ADVISORS TRUST
 --                                                                                   INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                      SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                        AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before expenses that             .   SSgA Funds Management,
                     approximates the total return performance of the Barclays            Inc.
                     U.S. Immediate Government/Credit Bond Index, including
                     reinvestment of dividends, at a risk level consistent with that of the Barclays U.S. Immediate Government/Credit
                     Bond Index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before expenses that             .   AllianceBernstein L.P.
                     approximates the total return performance of the Standard &
                     Poor's 500 Composite Stock Price Index, including
                     reinvestment of dividends, at a risk level consistent with that of the Standard & Poor's 500 Composite Stock Price Index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL       Seeks to maximize capital appreciation.                          .   GAMCO Asset Management,
  COMPANY VALUE                                                                           Inc.
-------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before expenses) that           .   AllianceBernstein L.P.
  EQUITY INDEX       approximates the total return performance of a composite
                     index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE
                     100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index,
                     including reinvestment of dividends, at a risk level consistent with that of the composite index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital appreciation.                 .   J.P. Morgan Investment
  OPPORTUNITIES                                                                           Management Inc.
-------------------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.                           .   Massachusetts Financial
  INTERNATIONAL                                                                           Services Company d/b/a
  GROWTH                                                                                  MFS Investment Management
-------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before expenses that             .   SSgA Funds Management,
                     approximates the total return performance of the Standard &          Inc.
                     Poor's Mid Cap 400 Index, including reinvestment of
                     dividends, at a risk level consistent with that of the Standard
                     & Poor's Mid Cap 400 Index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(1)/ Seeks to obtain a high level of current income, preserve its     .   The Dreyfus Corporation
                     assets and maintain liquidity.
-------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY    Seeks to achieve capital growth.                                 .   Morgan Stanley Investment
  MID CAP GROWTH                                                                          Management Inc.
-------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible (before expenses)      .   AllianceBernstein L.P.
  INDEX              the total return of the Russell 2000(R) Index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital appreciation and              .   T. Rowe Price Associates,
  GROWTH STOCK       secondarily, income.                                                 Inc.
-------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current income and            .   AXA Equitable Funds
  BOND               capital appreciation, consistent with a prudent level of             Management Group, LLC
                     risk.                                                            .   BlackRock Financial
                                                                                          Management, Inc.
                                                                                      .   DoubleLine Capital L.P.
                                                                                      .   Pacific Investment
                                                                                          Management Company LLC
                                                                                      .   SSgA Funds Management,
                                                                                          Inc.
-------------------------------------------------------------------------------------------------------------------------------

 EQ ADVISORS TRUST
 --                                                                 INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                    SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                      AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital.  .   AXA Equitable Funds
  CAP VALUE                                                             Management Group, LLC
                                                                    .   BlackRock Investment
                                                                        Management, LLC
                                                                    .   Diamond Hill Capital
                                                                        Management, Inc.
                                                                    .   Lord, Abbett & Co. LLC

--------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE                                                                INVESTMENT MANAGER
 PORTFOLIOS                                                               (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                            AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.  .   Waddell & Reed Investment
                                                                              Management Company
                                                                              (WRIMCO)

-------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS                                                              INVESTMENT MANAGER
 SERVICE CLASS                                                                 (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES     The fund's investment objective is to seek total return.  .   Massachusetts Financial
  SERIES                                                                           Services Company
-------------------------------------------------------------------------------------------------------------

(1)The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING.

3. THE FOLLOWING TABLE AND EXAMPLE ARE ADDED BEFORE "CONDENSED FINANCIAL INFORMATION" IN "FEE TABLE" IN THE PROSPECTUS:

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the EQUI-VEST(R) Vantage/SM/ ACTS certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges for certain features shown in the fee table are mutually exclusive.

----------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME
 YOU REQUEST CERTAIN TRANSACTIONS
----------------------------------------------------------------------------------
Withdrawal charge as a percentage of the amount
withdrawn (deducted when you surrender your
certificate or make certain withdrawals)                0%

Special services charges

  .   Wire transfer charge/(1)/                         $90 (current and maximum)

  .   Express mail charge                               $35 (current and maximum)
----------------------------------------------------------------------------------

The next table describes the fees and expenses that you
will pay periodically during the time that you own the
certificate, not including underlying trust portfolio fees
and expenses.
-----------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH
 CONTRACT DATE ANNIVERSARY
-----------------------------------------------------------
Maximum annual administrative charge                    $0

--------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT
 OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
 ASSETS
--------------------------------------------------------------
Separate account annual expenses/(2)/                   0.40%
--------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

-----------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from                Lowest Highest
portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(3)/   0.61%   1.29%
-----------------------------------------------------------------------------------------------------------------


Notes:

(1)Unless you specify otherwise, this charge will be deducted from the amount you request.
(2)For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit.

(3)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Multimanager Mid Cap Value Portfolio.


EXAMPLES: EQUI-VEST(R) VANTAGE/SM/ ACTS CONTRACTS

These examples are intended to help you compare the cost of investing in the EQUI-VEST(R) Vantage/SM/ ACTS contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical certificate holder would pay in the situations illustrated.

We assume that the Contract Year and Participation Year are the same. For a complete description of portfolio charges and expenses, please see the prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-----------------------------------------------------------------------------------------------------------
                                                                        IF YOU SURRENDER OR DO NOT
                          IF YOU ANNUITIZE AT THE END OF THE          SURRENDER YOUR CONTRACT AT THE END OF
                          APPLICABLE TIME PERIOD                        THE APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------
                          1 YEAR     3 YEARS     5 YEARS     10 YEARS 1 YEAR   3 YEARS   5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------------------
(a)assuming maximum fees
   and expenses of any
   of the Portfolios       N/A        $995       $1,457       $2,736   $209     $645     $1,107    $2,386
-----------------------------------------------------------------------------------------------------------
(b)assuming minimum fees
   and expenses of any
   of the Portfolios       N/A        $778       $1,089       $1,973   $138     $428     $  739    $1,623
-----------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Supplement for the unit values and number of units outstanding as of the period shown for each of the variable investment options, available as of December 31, 2015.

4. THE FOLLOWING INFORMATION IS ADDED TO THE CHART IN THE SECTION ENTITLED "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS:


-------------------------------------------------------------------------------------
 CONTRACT TYPE    SOURCE OF CONTRIBUTIONS           LIMITATIONS ON CONTRIBUTIONS
-------------------------------------------------------------------------------------
EQUI-VEST(R)      .   Salary Reduction              .   For 2016, maximum amount of
VANTAGE/SM/ ACTS      Contributions (Elective           employer and employee
                      Deferral Contributions):          contributions is generally
                      Contributions under a salary      the lesser of $53,000 or
                      reduction agreement that an       100% of compensation with
                      employee enters into with         maximum salary reduction
                      the Employer under the Plan,      contribution of $18,000.
                      including designated Roth     .   If your employer's plan
                      contributions under Section       permits and you are at least
                      402A of the Code.                 age 50 at any time during
                  .   Additional "catch-up"             2016, additional salary
                      contributions.                    reduction "catch-up"
                  .   Rollover Contributions:           contributions totalling up
                      Contributions of eligible         to $6,000 can be made.
                      rollover distributions
                      directly or indirectly from
                      another eligible retirement
                      arrangement.
-------------------------------------------------------------------------------------

EQUI-VEST(R)      .   Direct Transfer               .   All salary reduction
VANTAGE/SM/ ACTS      Contributions: Amounts            contributions (whether
(CONTINUED)           directly transferred (either      pre-tax or designated Roth)
                      a plan-to-plan direct             may not exceed the total
                      transfer or a contract            maximum for the year (for
                      exchange under the same           2016, $18,000 and age 50
                      403(b) plan).                     catch-up of $6,000).
                                                    .   Rollover or direct transfer
                                                        contributions after age
                                                        70 1/2 must be net of
                                                        required minimum
                                                        distributions.
                                                    .   Different sources of
                                                        contributions and earnings
                                                        may be subject to withdrawal
                                                        restrictions.
-------------------------------------------------------------------------------------


5. THE LAST SENTENCE OF THE SECOND PARAGRAPH FOLLOWING THE CHART UNDER "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable accumulation annuities in which a participant has an interest would then total more than $2,500,000.

6. THE FIRST PARAGRAPH UNDER "OWNER AND ANNUITANT REQUIREMENTS" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
   FOLLOWING:

For the following employer-funded programs, the employee must be the owner on the contract: SEP-IRA, SARSEP IRA, SIMPLE IRA, TSA, University TSA (other than EQUI-VEST(R) Vantage/SM/ ACTS contracts) and Annuitant-Owned HR-10.

7. THE FINAL PARAGRAPH UNDER "GUARANTEED INTEREST OPTION," IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING PARAGRAPH:


For certificates issued on or before August 24, 2012, the minimum yearly guaranteed interest rate for 2016 is 1.50%. Your lifetime minimum guaranteed interest rate is 1.50%. For certificates issued on or after August 27, 2012, the minimum yearly guaranteed interest rate for 2016 is 1.00%. Your lifetime minimum guaranteed interest rate is 1.00%. For all certificates, the minimum yearly guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Also, current rates will never be less than the minimum yearly guaranteed interest rate.


8. THE SECTION "SELECTING YOUR INVESTMENT METHOD" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS DOES NOT APPLY TO EQUI-VEST(R) VANTAGE/SM/ ACTS AND IS DELETED IN ITS ENTIRETY. A NEW SECTION IS ADDED AS FOLLOWS:

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS

From time to time, we may remove certain restrictions that apply. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions.

THE TRANSFER AND WITHDRAWAL RESTRICTIONS DESCRIBED IN ITEMS 9. AND 10. OF THIS SUPPLEMENT APPLY TO PARTICIPATION CERTIFICATES ISSUED ON OR BEFORE AUGUST 24, 2012 ONLY. THEY DO NOT APPLY TO PARTICIPATION CERTIFICATES ISSUED AFTER THIS DATE. For certificates issued on or after August 27, 2012, AXA Equitable reserves the right to prohibit transfers to the guaranteed interest option in the first participation year.

9. THE SEVENTH BULLET UNDER "TRANSFERRING YOUR ACCOUNT VALUE" IN "TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS" IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option in any participation year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior participation year; or

   (b)the sum of the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options plus amounts withdrawn from the contract in the prior participation year (including any amounts withdrawn for a plan-to-plan direct transfer or a contract exchange under the same plan, but not including any amounts that were withdrawn as a result of a distributable event as set forth in the contract); or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current participation year.

These limitations are more fully described in your participation certificate.

..   We reserve the right to not permit transfers into the guaranteed interest option in the first participation year. After the first participation year, we also reserve the right to prohibit a transfer into the guaranteed interest option if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day.

10.A NEW SUBSECTION IS ADDED IMMEDIATELY AFTER THE CHART UNDER "WITHDRAWING
   YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AS FOLLOWS:

RESTRICTIONS ON WITHDRAWALS FROM THE GUARANTEED INTEREST OPTION:

The maximum amount that may be withdrawn from the guaranteed interest option in any participation year is the greatest of:

(a)25% of the amount you have in the guaranteed interest option on the last day of the prior participation year; or

(b)the sum of the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options plus amounts withdrawn from your account balance under the contract in the prior participation year (including any amounts withdrawn for a plan-to-plan direct transfer or a contract exchange under the same plan, but not including any amounts that were withdrawn as a result of a distributable event as set forth in the contract); or

(c)25% of amounts transferred or allocated to the guaranteed interest option during the current participation year.

   These limitations are more fully described in your participation certificate.

11.THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER
   "LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

Any participant loan requests require contract holder approval.

12.THE FOLLOWING IS ADDED AFTER THE SECTION ENTITLED "TERMINATION" IN
   "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

EQUI-VEST(R) VANTAGE/SM/ ACTS TERMINATION OF PARTICIPATION

We may terminate the participant's participation under the EQUI-VEST(R) Vantage/SM/ ACTS contract and pay that participant the account value under the certificate if:

(1)the account value under the certificate is less than $500 and that participant has not made contributions under the certificate for a period of three years;

(2)a participant requests a partial withdrawal that reduces the account value under the certificate to an amount of less than $500;

(3)a participant has not made any contributions under the certificate within 120 days from his or her participation date; or

(4)the plan is no longer qualified under Section 403(b) of the Code and the EQUI-VEST(R) Vantage/SM/ ACTS contract is terminated by us.

We will deduct the amount of any outstanding loan balance from the account value when we terminate a participant's participation under the contract.

The contract holder may discontinue an EQUI-VEST(R) Vantage/SM/ ACTS contract. Discontinuance of a contract means that the contract holder will not permit any further salary deferrals to be made under the contract. If and as permitted by the plan, and subject to the annual withdrawal restriction from the guaranteed interest option, the participant may withdraw any portion of the account value under the certificate and: (i) transfer, exchange or directly roll over such amounts to the employer-designated funding vehicle; (ii) directly roll over such amounts to another eligible retirement plan; (iii) retain such amounts, if permitted under federal tax law; or (iv) maintain such account value with us.

An EQUI-VEST(R) Vantage/SM/ ACTS contract may be terminated only after all participation under the contract is terminated.

13.THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES ISSUED IN
   NEW YORK -- FIXED MATURITY OPTIONS/(1)/" IN "CHARGES AND EXPENSES" IN THE
   PROSPECTUS:

CHARGES UNDER EQUI-VEST(R) VANTAGE/SM/ ACTS CONTRACTS

CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate of 0.40% of daily net assets attributable to all certificates under the group contract.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the certificates than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the certificates. A participant's participation certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST/SM/ Vantage/SM/ ACTS contracts.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

14.THE SECOND PARAGRAPH IN "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS" UNDER
   "WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS IS AMENDED IN THE FOLLOWING MANNER:

The phrase in the first sentence of the paragraph "or to your account balance attributable to employer contributions" is deleted in its entirety.

15.IN "DISTRIBUTION OF THE CONTRACTS", PLEASE NOTE THE FOLLOWING:

The contribution-based compensation described in the subsection entitled, "AXA Advisors Compensation" applies to all participation certificates issued on or before August 24, 2012. For participation certificates issued after this date, the following replaces the first paragraph of this section:

AXA Equitable pays compensation to AXA Advisors to reimburse AXA Advisors for salaries paid to financial professionals that are involved in the establishment of new participation certificates. The salaries paid to financial professionals are predetermined amounts and are not based on contributions to the participation certificates.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following table shows the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under SEPARATE ACCOUNT A with the same daily asset charge of 0.40%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

EQUI-VEST(R) VANTAGE/SM/ ACTS CONTRACTS


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.40%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



----------------------------------------------------------------------------
                                            FOR THE YEAR ENDING DECEMBER 31,
                                            -------------------------------
                                             2012     2013    2014    2015
----------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
----------------------------------------------------------------------------
   Unit value                               $104.96  $137.65 $149.17 $143.95
----------------------------------------------------------------------------
   Number of units outstanding (000's)           --        1       2       2
----------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
----------------------------------------------------------------------------
   Unit value                               $109.68  $129.07 $ 91.71 $ 87.37
----------------------------------------------------------------------------
   Number of units outstanding (000's)           --       --      --       1
----------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------
   Unit value                               $109.45  $130.08 $120.26 $115.99
----------------------------------------------------------------------------
   Number of units outstanding (000's)           38       39      39      39
----------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------
   Unit value                               $103.13  $136.08 $152.11 $145.41
----------------------------------------------------------------------------
   Number of units outstanding (000's)           26       26      25      25
----------------------------------------------------------------------------
AXA MODERATE ALLOCATION
----------------------------------------------------------------------------
   Unit value                               $102.42  $115.38 $118.40 $116.89
----------------------------------------------------------------------------
   Number of units outstanding (000's)           27       30      30      30
----------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
----------------------------------------------------------------------------
   Unit value                               $102.12  $116.54 $123.27 $119.06
----------------------------------------------------------------------------
   Number of units outstanding (000's)           --       --       1       1
----------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 99.99  $126.74 $136.11 $151.19
----------------------------------------------------------------------------
   Number of units outstanding (000's)           --       --      --      --
----------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------
   Unit value                               $101.42  $135.70 $153.55 $153.66
----------------------------------------------------------------------------
   Number of units outstanding (000's)            2        2       3       4
----------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------
   Unit value                               $101.97  $134.54 $150.16 $149.47
----------------------------------------------------------------------------
   Number of units outstanding (000's)           10       11      11      11
----------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------
   Unit value                               $101.06  $ 99.05 $101.04 $101.08
----------------------------------------------------------------------------
   Number of units outstanding (000's)            7        8       9       9
----------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.40%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         -------------------------------
                                          2012     2013    2014    2015
-------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------
   Unit value                            $101.23  $132.60 $149.21 $149.79
-------------------------------------------------------------------------
   Number of units outstanding (000's)        38       39      43      45
-------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------
   Unit value                            $107.99  $149.63 $153.61 $144.27
-------------------------------------------------------------------------
   Number of units outstanding (000's)        --        2       3       4
-------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
-------------------------------------------------------------------------
   Unit value                            $109.85  $132.91 $123.24 $120.13
-------------------------------------------------------------------------
   Number of units outstanding (000's)        --       --       2       3
-------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------
   Unit value                            $104.59  $141.45 $161.14 $156.83
-------------------------------------------------------------------------
   Number of units outstanding (000's)        --       --       1       2
-------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
-------------------------------------------------------------------------
   Unit value                            $108.44  $122.75 $116.14 $115.90
-------------------------------------------------------------------------
   Number of units outstanding (000's)        --        2       3       4
-------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------
   Unit value                            $105.09  $138.77 $150.64 $145.75
-------------------------------------------------------------------------
   Number of units outstanding (000's)        41       42      43      43
-------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------
   Unit value                            $ 99.85  $ 99.45 $ 99.05 $ 98.66
-------------------------------------------------------------------------
   Number of units outstanding (000's)         3        2       2       2
-------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $102.88  $141.96 $140.39 $132.15
-------------------------------------------------------------------------
   Number of units outstanding (000's)        --       --       1       1
-------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------
   Unit value                            $104.81  $143.48 $149.84 $142.42
-------------------------------------------------------------------------
   Number of units outstanding (000's)        41       42      42      42
-------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------
   Unit value                            $101.45  $139.36 $150.80 $165.55
-------------------------------------------------------------------------
   Number of units outstanding (000's)        21       24      25      25
-------------------------------------------------------------------------
IVY FUNDS VIP ENERGY
-------------------------------------------------------------------------
   Unit value                            $100.32  $127.66 $113.72 $ 88.18
-------------------------------------------------------------------------
   Number of units outstanding (000's)        --        2       4       5
-------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
-------------------------------------------------------------------------
   Unit value                            $104.12  $124.67 $139.65 $118.57
-------------------------------------------------------------------------
   Number of units outstanding (000's)        --        1       4       6
-------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------
   Unit value                            $101.59  $ 98.80 $102.09 $101.82
-------------------------------------------------------------------------
   Number of units outstanding (000's)        --        2       2       3
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.40%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         -------------------------------
                                          2012     2013    2014    2015
-------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------
   Unit value                            $106.24  $143.47 $150.53 $141.60
-------------------------------------------------------------------------
   Number of units outstanding (000's)        --       --       1      --
-------------------------------------------------------------------------
TARGET 2015 ALLOCATION
-------------------------------------------------------------------------
   Unit value                            $103.12  $117.16 $120.15 $117.38
-------------------------------------------------------------------------
   Number of units outstanding (000's)        --       --      --      --
-------------------------------------------------------------------------
TARGET 2025 ALLOCATION
-------------------------------------------------------------------------
   Unit value                            $103.50  $122.78 $127.22 $124.12
-------------------------------------------------------------------------
   Number of units outstanding (000's)        --       --      --      --
-------------------------------------------------------------------------
TARGET 2035 ALLOCATION
-------------------------------------------------------------------------
   Unit value                            $103.77  $126.36 $131.50 $128.32
-------------------------------------------------------------------------
   Number of units outstanding (000's)        --       --       1       1
-------------------------------------------------------------------------
TARGET 2045 ALLOCATION
-------------------------------------------------------------------------
   Unit value                            $104.11  $129.85 $135.51 $131.97
-------------------------------------------------------------------------
   Number of units outstanding (000's)        --       --      --       1
-------------------------------------------------------------------------




  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO THE MAY 1, 2016 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   EQUI-VEST(R) TSA CONTRACTS (SERIES 200)/(1)/ OFFERED TO EMPLOYEES OF
    CERTAIN NON-PROFIT ORGANIZATIONS WITHIN THE STATE OF OREGON

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

We offer the EQUI-VEST(R) series 200 contracts, as described below ("Modified Oregon TSA Contracts"), to fund plans that meet the requirements of Internal Revenue Code Section 403(b) ("Section 403(b) plans") sponsored by certain
Section 501(c)(3) non-profit organizations, within the State of Oregon ("employer"). Modified Oregon TSA Contracts are available only when an employer
(i) makes contributions to a Section 403(b) plan; (ii) has entered into an agreement with us that permits us to offer Modified Oregon TSA Contracts as a funding vehicle for its 403(b) plan; and (iii) has at least $10 million in existing assets to fund Modified Oregon TSA Contracts in its 403(b) plan.

This Supplement describes the material differences between the series 200 contracts described in the prospectus and the Modified Oregon TSA Contracts. Certain of the modifications relate to the separate account asset-based charges for the variable investment options under Modified Oregon TSA Contracts. These charges are lowered from a maximum of 1.49% on certain variable investment options to 0.90% on all variable investment options. The Class IB/B shares of either AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts") are available under Modified Oregon TSA Contracts. The series 200 contracts described in the prospectus include Class IA shares of certain Trusts, which are not offered under Modified Oregon TSA Contracts.

For purposes of this Supplement, the term "annuitant" refers to holders of current contracts (contract number 11947CT-I/(1)/, and certificate numbers 11934T/(1)/ and 92TSAAOR00) and the Modified Oregon TSA Contracts offered hereunder. Terms and other provisions not defined or modified in this Supplement are the same as in the prospectus.

Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)

THE FIRST BULLET IN "FEES AND CHARGES" UNDER "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE -- KEY FEATURES" SECTION IN THE PROSPECTUS HAS BEEN MODIFIED FOR OREGON TSA CONTRACTS, AS FOLLOWS:

We deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at an annual rate of 0.90%.
-------------
(1)For in-force contracts, your contract series may be Series 100.


                      FOR USE ONLY IN THE STATE OF OREGON


                                                                         #69304

Fee table

--------------------------------------------------------------------------------

The following tables are applicable to Modified Oregon TSA Contracts and describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please also see the discussion of the modifications to "charges and expenses" as set forth later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT AT THE TIME YOU REQUEST CERTAIN
 TRANSACTIONS
-------------------------------------------------------------------------------
Withdrawal charge as a percentage of
the amount withdrawn (deducted if you
surrender your contract or make
certain withdrawals).                   0%

The withdrawal charge is waived; therefore all references in the prospectus to "withdrawal charge" or "10% free withdrawal amount" are deleted in their entirety.

Special services charges

 .   Wire transfer charge/(1)/          $90 (current and maximum)

 .   Express mail charge/(1)/           $35 (current and maximum)
-------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.
-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
-------------------------------------------------------------------------------
Annual administrative charge:           $0
The annual administrative charge is waived; therefore all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.
-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN
 ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------

Separate account annual expenses:

Mortality and expense risks/(2)/        0.65%

Other expenses/(3)/                     0.25%

TOTAL SEPARATE ACCOUNT A ANNUAL         0.90%
EXPENSES/(4)/
-------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL
 PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015
(expenses that are deducted from portfolio assets including
management fees, 12b-1 fees, service fees, and/or other      Lowest Highest
expenses)/(5)/                                               0.61%   2.09%
---------------------------------------------------------------------------


Notes:



(1)Unless you specify otherwise, this charge will be deducted from the amount you request.
(2)A portion of this charge is for providing the death benefit.
(3)This charge is for financial accounting and other administrative services relating to the contract.
(4)Total Separate Account A charges annual expenses of the variable investment options (not including the Trusts' fees and other expenses) are guaranteed not to exceed a total annual rate of 0.90%.

(5)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the All Asset Aggressive-Alt 25 Portfolio. For more information, see the prospectuses for the Portfolios.

THE SECTION ENTITLED "CHARGES UNDER THE CONTRACTS" UNDER "CHARGES AND EXPENSES"
SECTION IN THE PROSPECTUS HAS BEEN MODIFIED AS FOLLOWS:

MORTALITY AND EXPENSE RISKS CHARGE. The following information replaces the first paragraph of this section.

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the minimum death benefit. The daily charge is equivalent to an annual rate of 0.65% of the net assets in each of the variable investment options.

CHARGE FOR OTHER EXPENSES. The following information replaces this section in its entirety:

We deduct this daily charge from the net assets in each variable investment option. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option. The charge is to reimburse us for the cost of financial accounting services we provide under the contracts.

CONDENSED FINANCIAL INFORMATION

EQUI-VEST(R) MODIFIED OREGON TSA CONTRACT


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $107.85 $109.35 $103.61
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       3       4
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      -- $104.60 $119.19 $113.99 $126.51 $143.08 $145.18 $138.18
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       2       4       7      10      12      12
--------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $104.33 $105.90 $101.03
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $ 96.50 $100.55 $ 99.57
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       6      11
--------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $119.90 $109.05 $125.86 $164.25 $177.09 $170.04
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $115.50 $110.17 $125.36 $162.66 $181.49 $180.51
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       1       2
--------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $123.95 $109.88 $125.70 $171.15 $176.49 $165.98
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $151.47 $159.36 $ 96.03 $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           5       9      19      70     120     155     191     255     283     301
--------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $103.55 $116.64 $120.67 $118.82
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       3       4       6
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $115.00 $120.57 $106.32 $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       2       3      12      24      31      37      46      56      58
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $102.93 $112.73 $115.97 $114.40
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       1       2
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $101.61 $105.11 $106.87 $105.73
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       2       1
--------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $122.77 $128.34 $102.48 $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           4       7      10      28      50      65      79      96     103     113
--------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $350.50 $493.27 $208.48 $310.04 $342.45 $297.57 $344.97 $411.47 $414.64 $340.45
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           2       2       2       3       3       3       2       6       6      35
--------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $139.38 $159.14 $ 86.97 $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           5       5       6      10      23      28      30      33      46      49
--------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $111.66 $ 92.90 $107.33 $128.82 $119.43 $115.51
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       1       1       2       3       3
--------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $160.43 $175.18 $ 98.96 $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          14      20      21      36      49      44      46      52      51      50
--------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $106.56 $109.70 $ 68.05 $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       1       1       3       5       5       5       5       6       6
--------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 93.95 $107.65 $ 65.89 $ 88.06 $ 99.88 $ 95.36 $107.48 $144.21 $158.75 $182.80
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           5       3       3       3       5       5       4       6      24      74
--------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $147.18 $139.22 $ 78.18 $ 93.31 $104.20 $ 98.03 $112.55 $147.76 $164.33 $158.36
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          18      16      15      14      17      16      15      31      30      53
--------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $178.95 $174.50 $104.51 $140.70 $170.75 $153.26 $180.17 $237.61 $261.07 $201.66
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           4       4       4       6       8       7       6      12      12      33
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $126.31 $133.43 $100.17 $116.47 $127.21 $123.38 $133.44 $149.58 $153.13 $239.50
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          22      19      17      15      15      15      15      11      11      28
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $104.17 $120.66 $125.56 $123.45
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       3       7      11
--------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $143.50 $151.29 $102.29 $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          16      35      59     160     246     297     342     393     417     425
--------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      -- $103.50 $119.15 $123.72 $121.85
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       2       3
--------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $139.15 $160.90 $ 88.24 $118.65 $156.68 $154.27 $176.70 $241.96 $248.36 $337.88
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           4       4       4       4       4       4       4       5       4      16
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $104.43 $105.62 $ 71.38 $ 92.33 $101.84 $101.01 $111.34 $126.42 $133.05 $127.85
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       7       6       8      12      12      11      14      16      20
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $103.24 $ 98.12 $ 64.76 $ 82.29 $101.33 $ 90.80 $105.13 $142.40 $144.12 $133.49
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1       2       3       3       2       3       3       3
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   -- $ 95.43 $ 59.69 $ 75.98 $ 83.12 $ 78.72 $ 89.49 $109.34 $114.29 $110.08
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1       3       6       8       9      10      12      13      15
--------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $117.07 $140.16 $ 93.21 $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1       1       2       5       7       8       8       8       8
--------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $107.25 $108.03 $ 66.27 $ 82.17 $ 91.15 $ 86.31 $ 97.68 $125.14 $136.04 $131.61
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       1       1       2       6       6       6       8       8       8
--------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $107.73 $108.98 $ 63.91 $ 82.36 $ 88.15 $ 80.10 $ 94.73 $119.17 $119.40 $115.20
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       1       1       3       7       8       8      11      12      14
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $108.02 $110.41 $ 83.70 $ 90.94 $ 96.10 $100.07 $104.45 $102.61 $104.11 $151.59
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           5       5       5       5       5       5       4       5       4      20
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $133.44 $137.10 $ 78.65 $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       3       2       3       4       5       5       5       5       5
--------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $215.15 $192.22 $118.36 $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          10      13      12      12      13      12      11      13      12      11
--------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $189.64 $190.15 $119.54 $154.34 $171.74 $164.91 $185.71 $253.48 $275.57 $262.33
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           4       4       4       4       4       6       6      10      11      82
--------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $129.46 $133.03 $ 89.25 $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       2       3       8      13      15      17      24      24      23
--------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 93.45 $103.84 $ 56.37 $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           3       3       4       4       5       5       5       7       7       8
--------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $136.03 $137.03 $ 81.94 $106.74 $122.49 $126.25 $146.89 $191.81 $210.07 $212.16
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          14      25      22      24      23      16      14      14      14      14
--------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $109.76 $112.55 $ 62.69 $ 79.72 $ 91.54 $ 91.20 $104.47 $137.15 $152.30 $315.63
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          43      29      25      23      22      20      18      15      14      43
--------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $118.73 $121.31 $109.47 $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           4       6       7      13      16      17      22      26      31      35
--------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $ 94.70 $ 90.88 $ 73.72
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $122.77 $127.68 $ 79.31 $ 98.92 $112.13 $112.80 $128.81 $167.88 $187.96 $349.87
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          12      11      11      12      14      14      15      29      32      74
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $117.15 $120.07 $102.54 $118.51 $128.75 $129.31 $134.87 $148.34 $149.42 $151.95
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       3       4       5       6       6       7
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $137.99 $149.46 $102.70 $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           2       5       8      18      37      54      67      92     103     114
--------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $100.03 $108.35 $114.34 $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1       5       7      12      19      23      24      25      25
--------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $101.58 $102.59 $ 98.52
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $133.20 $141.06 $144.81 $140.25 $144.85 $151.15 $151.25 $147.43 $148.34 $174.77
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           3       2       2       2       2       2       2       2       1       6
--------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $148.60 $164.52 $ 80.34 $101.19 $105.51 $ 91.81 $105.78 $127.34 $117.49 $140.22
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          12      11      10      10      12      12      11      19      19      59
--------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $120.15 $116.08 $ 72.53 $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       1       1       2       4       4       5       8      24      28
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $130.93 $128.17 $ 76.49 $100.30 $111.64 $104.85 $120.58 $162.26 $183.92 $180.08
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1      --      --       1       1       1       1       1       1      11
--------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 71.34 $ 80.58 $ 50.89 $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           6       9       9      11      14      18      23      27      34      44
--------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $112.77 $105.13 $ 45.11 $ 53.26 $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       1       1      10       6      19      20      32      38      43
--------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $143.61 $165.37 $ 97.87 $133.11 $151.63 $134.16 $159.14 $179.23 $168.73 $167.54
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       2       3       5      16      25      34      40      39      41
--------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $132.35 $141.69 $ 71.21 $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          19      24      25      43      54      55      57      73      85      98
--------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $108.50 $112.59 $113.93 $112.89 $111.89 $110.88 $109.88 $108.89 $107.92 $134.65
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       1       1       1      --      --      --      --      --      33
--------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $134.38 $163.01 $ 85.09 $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       3       4      11      27      45      60      67      69      71
--------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $111.10 $116.38 $ 68.34 $ 93.87 $107.16 $ 97.04 $115.76 $144.92 $146.19 $149.48
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1       1       2       6       8       9      15      17      19
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $ 90.99 $ 97.27 $ 94.11
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       5      11
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 99.13 $109.51 $104.14 $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       7      15      20      28      27      28      32      33      33
--------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $138.66 $143.64 $133.03 $139.83 $147.22 $147.68 $150.23 $145.48 $148.36 $182.64
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           4       5       4       4       4       4       4       4       3      11
--------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $166.44 $161.92 $105.69 $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           6       7       8      19      26      25      26      31      33      34
--------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $109.14 $115.97 $ 66.42 $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       4       4      10      27      45      62      71      72      80
--------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $133.62 $133.96 $ 79.61 $104.49 $117.08 $112.75 $126.12 $169.40 $192.12 $187.67
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1       1       2       2       2       3       4       7
--------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                             ----------------------------------------------------------------------------
                                              2006   2007    2008   2009   2010    2011    2012    2013    2014    2015
-------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                $90.83 $100.21 $71.89 $99.96 $116.19 $108.38 $129.35 $178.27 $183.38 $184.04
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            3       2      2      3      11      17      20      29      33      34
-------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                    --      --     --     -- $117.74 $113.43 $130.55 $169.42 $187.47 $186.55
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           --      --     --     --       1       7      16      27      36      47
-------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                    --      --     --     -- $107.80 $ 99.78 $116.87 $153.52 $172.35 $154.53
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           --      --     --     --      --      --       1       1       2       4
-------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                    --      --     --     -- $110.84 $102.45 $129.80 $131.77 $149.31 $145.39
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           --      --     --     --      --      --       1       2       3       5
-------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                    --      --     --     --      -- $ 95.26 $110.41 $116.82 $117.60 $112.62
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           --      --     --     --      --      --       3       4       6       7
-------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                    --      --     --     -- $109.72 $101.13 $115.51 $135.90 $134.79 $130.09
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           --      --     --     --      --       1       2       3       3       5
-------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                    --      --     --     -- $114.82 $106.39 $116.62 $148.47 $153.27 $145.39
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           --      --     --     --      --       1       2       2       3       3
-------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                    --      --     --     -- $124.50 $122.16 $137.59 $186.92 $189.10 $176.64
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           --      --     --     --      --      --       1       1       1       1
-------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                    --      --     --     -- $128.73 $115.99 $116.53 $147.53 $130.76 $100.89
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           --      --     --     --      --       2       5       6       9      11
-------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                    --      --     --     -- $106.38 $110.97 $130.46 $142.86 $144.28 $133.68
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           --      --     --     --      --       4      18      35      52      66
-------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                    --      --     --     --      -- $ 89.94 $101.21 $130.33 $139.32 $130.09
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           --      --     --     --      --       1       6      14      20      27
-------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                    --      --     --     -- $112.82 $ 99.95 $104.16 $147.99 $148.99 $150.43
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           --      --     --     --      --      --      --      --      --       1
-------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                    --      --     --     -- $113.56 $ 92.25 $111.57 $109.19 $103.19 $ 81.75
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           --      --     --     --       2      12      23      37      50      69
-------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $111.32 $108.36 $124.49 $157.46 $157.81 $166.27
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1       5      13      21      31      45
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $115.04 $111.25 $131.01 $171.04 $187.65 $185.88
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       2       2
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      --      -- $191.84
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       3
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $119.21 $119.39 $135.19 $180.48 $197.47 $216.30
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       1       3       4       6       8
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $110.95 $117.11 $131.39 $156.53 $174.46 $147.37
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       3       7      13      23      27
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 66.63 $ 73.67 $ 39.00 $ 53.16 $ 62.06 $ 57.71 $ 65.40 $ 89.07 $ 97.85 $164.04
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          29      21      20      19      19      14      14      11      10      18
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $117.67 $123.90 $125.82 $135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           2       3       3       6      10      13      16      16      17      18
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $111.81 $123.99 $ 69.33 $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           3       4       4       4       6       6       7      10      10      11
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $142.42 $141.27 $ 89.64 $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           2       3       3       5       7       8       9      11      11      10
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $108.42 $127.01 $ 66.61 $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           6       6       5       7      10      10      12      12      13      14
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $108.47 $115.27 $ 79.42 $ 94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1       3       6      14      14      16      18      15      17
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $109.42 $116.42 $ 74.97 $ 91.54 $101.54 $ 96.70 $108.15 $127.64 $131.59 $127.75
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1       5      15      19      22      29      31      36
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $110.31 $117.39 $ 72.08 $ 89.69 $100.20 $ 94.68 $107.07 $129.72 $134.33 $130.41
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       1       2       4      11      13      15      19      22      24
--------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2015 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                              ---------------------------------------------------------------------------
                                               2006    2007    2008   2009   2010   2011   2012    2013    2014    2015
-------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                 $111.10 $118.69 $69.01 $87.37 $98.09 $91.83 $105.04 $130.35 $135.35 $131.15
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --      1      4      7      9      11      13      16      19
-------------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
-------------------------------------------------------------------------------------------------------------------------
   Unit value                                      --      --     --     --     -- $83.18 $ 84.99 $ 92.90 $ 74.25 $ 48.84
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             --      --     --     --     --      2       6      10      13      17
-------------------------------------------------------------------------------------------------------------------------






  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO THE MAY 1, 2016 EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS PROSPECTUS, SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:


..   EQUI-VEST(R) TSA SERIES 100 AND 200 CERTIFICATES AND CONTRACTS AND EDC
    SERIES 200 CONTRACTS (THE "MODIFIED CONTRACTS") FOR THE DOUGLAS COUNTY SCHOOL DISTRICT, COLORADO.

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Modified Contracts described below to participants in the TSA and EDC Plans for the Douglas County School District, Colorado. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST(R) series 100 and 200 certificates/ contracts described in the prospectus. Material differences between the Modified Contracts and the TSA and EDC provisions described in the series 100 and 200 prospectus include the following:

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

   1. The next to last bullet in "Additional features" under "EQUI-VEST(R) Employer-Sponsored Retirement Plans at a glance -- key features" is deleted in its entirety and replaced with the following:

     . Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this prospectus.

   2. In the section "Charges and expenses" of the prospectus, under "Withdrawal charge for series 100 and 200 contracts,""For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts," the fifth paragraph and bulleted statement that follow that paragraph are replaced with the following:

      No withdrawal charge applies under TSA or EDC contracts if:

     .   The annuitant separates from service at any time;

     . The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;

     . The annuitant makes a withdrawal to satisfy minimum distribution requirements;

     . The annuitant elects a withdrawal that qualifies as a hardship withdrawal (or for EDC, an unforeseeable emergency withdrawal) under the Internal Revenue Code;

     . We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

     . The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care services, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

         -- its main function is to provide skilled, intermediate or custodial nursing care;
         -- it provides continuous room and board to three or more persons;
         -- it is supervised by a registered nurse or licensed practical nurse; -- it keeps daily medical records of each patient;
         -- it controls and records all medications dispensed; and -- its primary service is other than to provide housing for residents.

 For use with TSA and EDC certificates/contracts of the Douglas County School
                              District, Colorado


                                                                         #19453

C. CURRENT TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES. The following changes are made to reflect a change in the current total Separate Account A annual expenses:

   1. The following sentence is added at the end of the first bullet in "Fees and charges" under the "EQUI-VEST(R) Employer-Sponsored Retirement Plans at a glance -- key features" in the prospectus: For series 100 and 200 Modified Contracts only, we deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at a current annual rate of 0.90%.

   2. The following footnote(+) is added to "Maximum total Separate Account A annual expenses" under "Fee table" in the prospectus:

      (+) For Modified Contracts, the current total Separate Account A annual charge is 0.90% of the value of the assets in each variable investment option (this reflects a decrease in the current charge for the mortality and expense risk charge or other expenses).

   3. The section entitled, "Charges under the contracts" under "Charges and expenses" is modified as follows:

         MORTALITY AND EXPENSE RISKS CHARGE. The following information replaces the first paragraph (including the chart) of this section:

         We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to an annual rate of 0.65% of the net assets in each of the variable investment options.

         CHARGE FOR OTHER EXPENSES. The following information replaces this section in its entirety:

         We deduct a daily charge from the net assets in each variable investment option to reimburse us for the cost of financial accounting services we provide under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each of the variable investment options.


D. CONDENSED FINANCIAL INFORMATION. The unit values and number of units outstanding shown below as of December 31, 2015 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

EQUI-VEST(R) MODIFIED DOUGLAS COUNTY SCHOOL DISTRICT

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



---------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------------------
                                          2006   2007   2008   2009    2010    2011    2012    2013    2014    2015
---------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --      -- $107.85 $109.35 $103.61
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --      --      --       3       4
---------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $104.60 $119.19 $113.99 $126.51 $143.08 $145.18 $138.18
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --       1       2       4       7      10      12      12
---------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --      -- $104.33 $105.90 $101.03
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --      --      --       1       1
---------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --      -- $ 96.50 $100.55 $ 99.57
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --      --       1       6      11
---------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      -- $119.90 $109.05 $125.86 $164.25 $177.09 $170.04
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --      --       1       1       1
---------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      -- $115.50 $110.17 $125.36 $162.66 $181.49 $180.51
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --       1       1       1       2
---------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $123.95 $109.88 $125.70 $171.15 $176.49 $165.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.47 $159.36 $ 96.03 $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       9      19      70     120     155     191     255     283     301
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.55 $116.64 $120.67 $118.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       4       6
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.00 $120.57 $106.32 $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3      12      24      31      37      46      56      58
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $102.93 $112.73 $115.97 $114.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.61 $105.11 $106.87 $105.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $122.77 $128.34 $102.48 $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       7      10      28      50      65      79      96     103     113
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $295.50 $415.87 $175.77 $261.39 $288.71 $250.88 $290.84 $346.90 $349.58 $340.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       9       9      13      21      27      32      33      33      35
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.38 $159.14 $ 86.97 $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       5       6      10      23      28      30      33      46      49
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.66 $ 92.90 $107.33 $128.82 $119.43 $115.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.43 $175.18 $ 98.96 $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      20      21      36      49      44      46      52      51      50
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.56 $109.70 $ 68.05 $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       3       5       5       5       5       6       6
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.93 $120.23 $ 73.59 $ 98.35 $111.55 $106.50 $120.04 $161.06 $177.31 $182.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      26      24      23      24      28      27      22      75      74
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $147.18 $139.36 $ 78.71 $ 94.08 $105.27 $ 99.31 $114.03 $149.69 $166.49 $158.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        18      22      61      63      66      65      59      56      57      53
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.61 $141.01 $ 84.45 $113.69 $137.98 $123.85 $145.59 $192.00 $210.96 $201.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      19      14      31      36      35      35      36      34      33
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $201.66 $212.90 $159.75 $185.70 $202.78 $196.64 $212.01 $237.67 $243.30 $239.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        60      67      64     113     166     198     223      33      32      28
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.17 $120.66 $125.56 $123.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       7      11
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.50 $151.29 $102.29 $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      35      59     160     246     297     342     393     417     425
------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.50 $119.15 $123.72 $121.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       3
------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $194.31 $225.25 $123.85 $166.93 $220.99 $218.13 $249.86 $342.12 $351.16 $337.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      12      10      11      12      14      14      14      15      16
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.43 $105.62 $ 71.38 $ 92.33 $101.84 $101.01 $111.34 $126.42 $133.05 $127.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       7       6       8      12      12      11      14      16      20
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.37 $ 98.12 $ 64.76 $ 82.29 $101.33 $ 90.80 $105.13 $142.40 $144.12 $133.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       3       3       2       3       3       3
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.43 $ 59.69 $ 75.98 $ 83.12 $ 78.72 $ 89.49 $109.34 $114.29 $110.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       6       8       9      10      12      13      15
------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.07 $140.16 $ 93.21 $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       5       7       8       8       8       8
------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.25 $108.03 $ 66.27 $ 82.17 $ 91.15 $ 86.31 $ 97.68 $125.14 $136.04 $131.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       6       6       6       8       8       8
------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.73 $108.98 $ 63.91 $ 82.36 $ 88.15 $ 80.10 $ 94.73 $119.17 $119.40 $115.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       3       7       8       8      11      12      14
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $157.99 $161.88 $123.02 $134.01 $141.96 $148.19 $154.67 $151.74 $153.96 $151.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       5       4       5       8      11      16      16      17      20
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.44 $137.10 $ 78.65 $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       2       3       4       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $215.15 $192.22 $118.36 $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      13      12      12      13      12      11      13      12      11
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $194.11 $194.62 $122.36 $157.97 $175.97 $168.80 $190.08 $259.45 $282.06 $262.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      12      12      22      40      54      67      75      79      82
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.46 $133.03 $ 89.25 $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       8      13      15      17      24      24      23
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.45 $103.84 $ 56.37 $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       4       4       5       5       5       7       7       8
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.03 $137.03 $ 81.94 $106.74 $122.49 $126.25 $146.89 $191.81 $210.07 $212.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      25      22      24      23      16      14      14      14      14
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $226.80 $233.16 $130.18 $165.98 $191.06 $190.83 $218.60 $286.97 $318.67 $315.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        65      67      57      62      63      58      52      50      47      43
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.73 $121.31 $109.47 $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       7      13      16      17      22      26      31      35
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.70 $ 90.88 $ 73.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $225.93 $235.57 $146.69 $183.42 $208.43 $210.20 $240.04 $312.84 $350.25 $349.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      28      27      42      54      58      61      66      70      74
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.15 $120.07 $102.54 $118.51 $128.75 $129.31 $134.87 $148.34 $149.42 $151.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4       5       6       6       7
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.99 $149.46 $102.70 $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       5       8      18      37      54      67      92     103     114
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.03 $108.35 $114.34 $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       5       7      12      19      23      24      25      25
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.58 $102.59 $ 98.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $155.73 $165.32 $170.15 $165.19 $171.04 $178.93 $179.04 $174.52 $175.60 $174.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       4       3       3       4       5       5       5       6
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $180.59 $200.46 $ 98.14 $123.91 $129.53 $112.99 $130.18 $156.71 $144.58 $140.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        31      36      35      45      47      47      48      50      55      59
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.15 $116.08 $ 72.53 $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       4       4       5       8      24      28
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.37 $129.59 $ 77.34 $101.41 $112.88 $106.01 $121.92 $164.06 $185.96 $180.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       7       5       6       6       6       7       8       9      11
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.34 $ 80.58 $ 50.08 $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       9       9      11      14      18      23      27      34      44
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.77 $105.13 $ 45.11 $ 53.26 $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      10       6      19      20      32      38      43
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.61 $165.37 $ 97.87 $133.11 $151.63 $134.16 $159.14 $179.23 $168.73 $167.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       5      16      25      34      40      39      41
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.35 $141.69 $ 71.21 $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      24      25      43      54      55      57      73      85      98
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.41 $140.86 $142.90 $142.03 $140.88 $139.62 $138.36 $137.11 $135.88 $134.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      26      27      25      23      24      26      27      27      33
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.38 $163.01 $ 85.09 $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       4      11      27      45      60      67      69      71
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.10 $116.38 $ 68.34 $ 93.87 $107.16 $ 97.04 $115.76 $144.92 $146.19 $149.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       6       8       9      15      17      19
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 90.99 $ 97.27 $ 94.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       5      11
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.13 $109.51 $104.14 $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       7      15      20      28      27      28      32      33      33
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $169.90 $176.45 $163.80 $172.52 $182.03 $183.03 $186.20 $180.32 $183.88 $182.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       4       8       9       9      10       9      10      11
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $166.44 $161.92 $105.69 $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       7       8      19      26      25      26      31      33      34
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.14 $115.97 $ 66.42 $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4       4      10      27      45      62      71      72      80
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.62 $133.96 $ 79.61 $104.49 $117.08 $112.75 $126.12 $169.40 $192.12 $187.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       2       2       3       4       7
------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.83 $100.21 $ 71.89 $ 99.96 $116.19 $108.38 $129.35 $178.27 $183.38 $184.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       2       2       3      11      17      20      29      33      34
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $117.74 $113.43 $130.55 $169.42 $187.47 $186.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       7      16      27      36      47
------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.80 $ 99.78 $116.87 $153.52 $172.35 $154.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       5       2       4
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.84 $102.45 $129.80 $131.77 $149.31 $145.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       3       5
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.26 $110.41 $116.82 $117.60 $112.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       3       4       6       7
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $109.72 $101.13 $115.51 $135.90 $134.79 $130.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       3       3       5
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $114.82 $106.39 $116.62 $148.47 $153.27 $145.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       2       3       3
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $124.50 $122.16 $137.59 $186.92 $189.10 $176.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $128.73 $115.99 $116.53 $147.53 $130.76 $100.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       5       6       9      11
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.38 $110.97 $130.46 $142.86 $144.28 $133.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       4      18      35      52      66
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 89.94 $101.21 $130.33 $139.32 $130.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       6      14      20      27
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $112.82 $ 99.95 $104.16 $147.99 $148.99 $150.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $113.56 $ 92.25 $111.57 $109.19 $103.19 $ 81.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2      12      23      37      50      69
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.32 $108.36 $124.49 $157.46 $157.81 $166.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       5      13      21      31      45
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $115.04 $111.25 $131.01 $171.04 $187.65 $185.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $191.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $119.21 $119.39 $135.19 $180.48 $197.47 $216.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       4       6       8
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.95 $117.11 $131.39 $156.53 $174.46 $147.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       3       7      13      23      27
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.97 $119.48 $ 63.29 $ 86.31 $100.86 $ 93.90 $106.27 $144.71 $158.98 $164.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        53      52      38      44      50      49      42      23      22      18
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.67 $123.90 $125.82 $135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       6      10      13      16      16      17      18
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2006    2007    2008   2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.81 $123.99 $69.33 $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4      4       4       6       6       7      10      10      11
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.42 $141.27 $89.64 $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3      3       5       7       8       9      11      11      10
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.42 $127.01 $66.61 $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       6      5       7      10      10      12      12      13      14
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.47 $115.27 $79.42 $ 94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      3       6      14      14      16      18      15      17
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.42 $116.42 $74.97 $ 91.54 $101.54 $ 96.70 $108.15 $127.64 $131.59 $127.75
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      1       5      15      19      22      29      31      36
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.31 $117.39 $72.08 $ 89.69 $100.20 $ 94.68 $107.07 $129.72 $134.33 $130.41
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      2       4      11      13      15      19      22      24
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.10 $118.69 $69.01 $ 87.37 $ 98.09 $ 91.83 $105.04 $130.35 $135.35 $131.15
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      1       4       7       9      11      13      16      19
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      --      --      --      --      -- $ 91.72
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      -- $ 83.18 $ 84.99 $ 92.90 $ 74.25 $ 48.84
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --       2       6      10      13      17
-----------------------------------------------------------------------------------------------------------------------




Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus).

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO THE MAY 1, 2016 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   EQUI-VEST(R) TSA SERIES 200 CERTIFICATES AND CONTRACTS (THE "MODIFIED TSA
    CONTRACTS") FOR FROEDTERT MEMORIAL LUTHERAN HOSPITAL

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Modified TSA Contracts as described below, to participants in the TSA Plan for Froedtert Memorial Lutheran Hospital. The Modified Contract is no longer available for new participants. This Supplement describes the material differences between the Modified TSA Contracts and the EQUI-VEST(R) series 200 contracts described in the prospectus. Material differences between the Modified TSA Contracts and the TSA provisions described in the EQUI-VEST(R) series 200 prospectus include the following:

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

   1. The next to the last bullet in "Additional features" under "EQUI-VEST(R) employer-sponsored retirement programs at a glance -- key features" is deleted in its entirety and replaced by the following:

     . Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this prospectus.

   2. In the section "Charges and expenses" of the prospectus, under "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" the sentence "No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:" and bullet thereunder are deleted in their entirety FOR THE MODIFIED TSA CONTRACTS ONLY, and replaced by the following:

      In addition to the foregoing exceptions, no withdrawal charge applies for the Modified TSA Contracts if:

     .   the participant has retired from employment;

     .   the participant has separated from service at any time;

     . the participant has qualified to receive Social Security benefits as certified by the Social Security Administration, or is totally disabled as defined in the contract;

     . The amount withdrawn is intended to satisfy the Code's minimum distribution requirements (Section 401(a)(9), applicable after the participant turns age 70 1/2);

     . The employer certifies to us that the amount withdrawn is defined as a "hardship withdrawal" pursuant to applicable Treasury Regulations.

C. CURRENT TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES. The following changes are made to reflect a change in the current total Separate Account A annual expenses:

   1. The first bullet in "Fees and charges" under the "EQUI-VEST(R) employer-sponsored retirement programs at a glance -- key features" in the prospectus is modified as follows:

     . For series 200 Modified TSA Contracts, we deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at a current annual rate of 0.90%.

   2. The following footnote (+) is added to "Maximum total Separate Account A annual expenses " under "Fee table" in the prospectus:

         (+) For the Modified TSA contracts, the current total Separate Account A annual charge is 0.90% of the value of the assets in each variable investment option (this reflects a decrease in the current charge for the mortality and expense risk charge).

                FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF
                     FROEDTERT MEMORIAL LUTHERAN HOSPITAL
                              MILWAUKEE,WISCONSIN


                                                                         #66930

3. Under "Charges under the contracts" in the "Charges and expenses" section of the prospectus, the following changes are made:

      The chart under "Mortality and expense risks charge" is replaced by the following:

              ---------------------------------------------------
                        EQ/COMMON STOCK INDEX  ALL OTHER VARIABLE
                       EQ/MONEY MARKET OPTIONS INVESTMENT OPTIONS
              ---------------------------------------------------
                                Series               Series
                                 200                  200
                       ------------------------------------------
              Current           0.65%                0.65%
              Maximum           1.24%                1.09%
              ---------------------------------------------------

4. CONDENSED FINANCIAL INFORMATION


The unit values and number of units outstanding shown below as of December 31, 2015 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

EQUI-VEST(R) MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2006    2007    2008   2009    2010    2011    2012    2013    2014    2015
-----------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      --      --      -- $107.85 $109.35 $103.61
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --       3       4
-----------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     -- $104.60 $119.19 $113.99 $126.51 $143.08 $145.18 $138.18
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --       1       2       4       7      10      12      12
-----------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      --      --      -- $104.33 $105.90 $101.03
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --       1       1
-----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      --      --      -- $ 96.50 $100.55 $ 99.57
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --      --       6      11
-----------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $119.90 $109.05 $125.86 $164.25 $177.09 $170.04
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --      --       1       1       1
-----------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $115.50 $110.17 $125.36 $162.66 $181.49 $180.51
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --       1       1       1       2
-----------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      -- $123.95 $109.88 $125.70 $171.15 $176.49 $165.98
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.47 $159.36 $96.03 $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       9     19      70     120     155     191     255     283     301
-----------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --      --      --      -- $103.55 $116.64 $120.67 $118.82
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --      --      --      --       1       3       4       6
-----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.00 $120.57 $106.32 $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3      12      24      31      37      46      56      58
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $102.93 $112.73 $115.97 $114.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.61 $105.11 $106.87 $105.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $122.77 $128.34 $102.48 $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       7      10      28      50      65      79      96     103     113
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $295.50 $415.87 $175.77 $261.39 $288.71 $250.88 $290.84 $346.90 $349.58 $340.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       9       9      13      21      27      32      33      33      35
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.38 $159.14 $ 86.97 $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       5       6      10      23      28      30      33      46      49
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.66 $ 92.90 $107.33 $128.82 $119.43 $115.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.43 $175.18 $ 98.96 $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      20      21      36      49      44      46      52      51      50
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.56 $109.70 $ 68.05 $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       3       5       5       5       5       6       6
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.93 $120.23 $ 73.59 $ 98.35 $111.55 $106.50 $120.04 $161.06 $177.31 $182.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      26      24      23      24      28      27      22      75      74
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $147.18 $139.36 $ 78.71 $ 94.08 $105.27 $ 99.31 $114.03 $149.69 $166.49 $158.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        18      22      61      63      66      65      59      56      57      53
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.61 $141.01 $ 84.45 $113.69 $137.98 $123.85 $145.59 $192.00 $210.96 $201.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      19      14      31      36      35      35      36      34      33
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $201.66 $212.90 $159.75 $185.70 $202.78 $196.64 $212.01 $237.67 $243.30 $239.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        60      67      64     113     166     198     223      33      32      28
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.17 $120.66 $125.56 $123.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       7      11
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.50 $151.29 $102.29 $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      35      59     160     246     297     342     393     417     425
------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.50 $119.15 $123.72 $121.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       3
------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $194.31 $225.25 $123.85 $166.93 $220.99 $218.13 $249.86 $342.12 $351.16 $337.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      12      10      11      12      14      14      14      15      16
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.43 $105.62 $ 71.38 $ 92.33 $101.84 $101.01 $111.34 $126.42 $133.05 $127.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       7       6       8      12      12      11      14      16      20
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.37 $ 98.12 $ 64.76 $ 82.29 $101.33 $ 90.80 $105.13 $142.40 $144.12 $133.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       3       3       2       3       3       3
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.43 $ 59.69 $ 75.98 $ 83.12 $ 78.72 $ 89.49 $109.34 $114.29 $110.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       6       8       9      10      12      13      15
------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.07 $140.16 $ 93.21 $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       5       7       8       8       8       8
------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.25 $108.03 $ 66.27 $ 82.17 $ 91.15 $ 86.31 $ 97.68 $125.14 $136.04 $131.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       6       6       6       8       8       8
------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.73 $108.98 $ 63.91 $ 82.36 $ 88.15 $ 80.10 $ 94.73 $119.17 $119.40 $115.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       3       7       8       8      11      12      14
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $157.99 $161.88 $123.02 $134.01 $141.96 $148.19 $154.67 $151.74 $153.96 $151.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       5       4       5       8      11      16      16      17      20
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.44 $137.10 $ 78.65 $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       2       3       4       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $215.15 $192.22 $118.36 $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      13      12      12      13      12      11      13      12      11
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $194.11 $194.62 $122.36 $157.97 $175.79 $168.80 $190.08 $259.45 $282.06 $262.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      12      12      22      40      54      67      75      79      82
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.46 $133.03 $ 89.25 $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       8      13      15      17      24      24      23
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.45 $103.84 $ 56.37 $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       4       4       5       5       5       7       7       8
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.03 $137.03 $ 81.94 $106.74 $122.49 $126.25 $146.89 $191.81 $210.07 $212.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      25      22      24      23      16      14      14      14      14
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $226.80 $233.16 $130.18 $165.98 $191.06 $190.83 $218.60 $286.97 $318.67 $315.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        65      67      57      62      63      58      52      50      47      43
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.73 $121.31 $109.47 $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       7      13      16      17      22      26      31      35
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.70 $ 90.88 $ 73.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $225.93 $235.57 $146.69 $183.42 $208.43 $210.20 $240.04 $312.84 $350.25 $349.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      28      27      42      54      58      61      66      70      74
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.15 $120.07 $102.54 $118.51 $128.75 $129.31 $134.87 $148.34 $149.42 $151.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4       5       6       6       7
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.99 $149.46 $102.70 $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       5       8      18      37      54      67      92     103     114
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.03 $108.35 $114.34 $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       5       7      12      19      23      24      25      25
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.58 $102.59 $ 98.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $155.73 $165.32 $170.15 $165.19 $171.04 $178.93 $179.04 $174.52 $175.60 $174.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       4       3       3       4       5       5       5       6
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $180.59 $200.46 $ 98.14 $123.91 $129.53 $112.99 $130.18 $156.71 $144.58 $140.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        31      36      35      45      47      47      48      50      55      59
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.15 $116.08 $ 72.53 $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       4       4       5       8      24      28
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.37 $129.59 $ 77.34 $101.41 $112.88 $106.01 $121.92 $164.06 $185.96 $180.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       7       5       6       6       6       7       8       9      11
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.34 $ 80.58 $ 50.89 $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       9       9      11      14      18      23      27      34      44
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.77 $105.13 $ 45.11 $ 53.26 $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      10       6      19      20      32      38      43
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.61 $165.37 $ 97.87 $133.11 $151.63 $134.16 $159.14 $179.23 $168.73 $167.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       5      16      25      34      40      39      41
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.35 $141.69 $ 71.21 $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      24      25      43      54      55      57      73      85      98
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.41 $140.86 $142.90 $142.03 $140.88 $139.62 $138.36 $137.11 $135.88 $134.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      26      27      25      23      24      26      27      27      33
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.38 $163.01 $ 85.09 $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       4      11      27      45      60      67      69      71
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.10 $116.38 $ 68.34 $ 93.87 $107.16 $ 97.04 $115.76 $144.92 $146.19 $149.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       6       8       9      15      17      19
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 90.99 $ 97.27 $ 94.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       5      11
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.13 $109.51 $104.14 $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       7      15      20      28      27      28      32      33      33
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $169.90 $176.45 $163.80 $172.52 $182.03 $183.03 $186.20 $180.32 $183.88 $182.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       4       8       9       9      10       9      10      11
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $166.44 $161.92 $105.69 $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           6       7       8      19      26      25      26      31      33      34
--------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $109.14 $115.97 $ 66.42 $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --       4       4      10      27      45      62      71      72      80
--------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $133.62 $133.96 $ 79.61 $104.49 $117.08 $112.75 $126.12 $169.40 $192.12 $187.67
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       1       1       2       2       2       3       4       7
--------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 90.83 $100.21 $ 71.89 $ 99.96 $116.19 $108.38 $129.35 $178.27 $183.38 $184.04
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           3       2       2       3      11      17      20      29      33      34
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $117.74 $113.43 $130.55 $169.42 $187.47 $186.55
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1       7      16      27      36      47
--------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $107.80 $ 99.78 $116.87 $153.52 $172.35 $154.53
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       2       4
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $110.84 $102.45 $129.80 $131.77 $149.31 $145.39
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       2       3       5
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      -- $ 95.26 $110.41 $116.82 $117.60 $112.62
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       3       4       6       7
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $109.72 $101.13 $115.51 $135.90 $134.79 $130.09
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       1       2       3       3       5
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $114.82 $106.39 $116.62 $148.47 $153.27 $145.39
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       1       2       2       3       3
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $124.50 $122.16 $137.59 $186.92 $189.10 $176.64
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $128.73 $115.99 $116.53 $147.53 $130.76 $100.89
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       2       5       6       9      11
--------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      -- $106.38 $110.97 $130.46 $142.86 $144.28 $133.68
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       4      18      35      52      66
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 89.94 $101.21 $130.33 $139.32 $130.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       6      14      20      27
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $112.82 $ 99.95 $104.16 $147.99 $148.99 $150.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $113.56 $ 92.25 $111.57 $109.19 $103.19 $ 81.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2      12      23      37      50      69
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.32 $108.36 $124.49 $157.46 $157.81 $166.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       5      13      21      31      45
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $115.04 $111.25 $131.01 $171.04 $187.65 $185.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $191.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
 MFS(R)TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $119.21 $119.39 $135.19 $180.48 $197.47 $216.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       4       6       8
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.95 $117.11 $131.39 $156.53 $174.46 $147.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       3       7      13      23      27
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.97 $119.48 $ 63.29 $ 86.31 $100.86 $ 93.90 $106.27 $144.71 $158.98 $164.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        53      52      38      44      50      49      42      23      22      18
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.67 $123.90 $125.82 $135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       6      10      13      16      16      17      18
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.81 $123.99 $ 69.33 $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4       4       4       6       6       7      10      10      11
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.42 $141.27 $ 89.64 $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       5       7       8       9      11      11      10
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.42 $127.01 $ 66.61 $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       6       5       7      10      10      12      12      13      14
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015



----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------------
                                          2006    2007    2008   2009   2010    2011    2012    2013    2014    2015
----------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.47 $115.27 $79.42 $94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      3      6      14      14      16      18      15      17
----------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.42 $116.42 $74.97 $91.54 $101.54 $ 96.70 $108.15 $127.64 $131.59 $127.75
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      1      5      15      19      22      29      31      36
----------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.31 $117.39 $72.08 $89.69 $100.20 $ 94.68 $107.07 $129.72 $134.33 $130.41
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      2      4      11      13      15      19      22      24
----------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.10 $118.69 $69.01 $87.37 $ 98.09 $ 91.83 $105.04 $130.35 $135.35 $131.15
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      1      4       7       9      11      13      16      19
----------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --      --      --      --      --      -- $ 91.72
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --      -- $ 83.18 $ 84.99 $ 92.90 $ 74.25 $ 48.84
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --      --       2       6      10      13      17
----------------------------------------------------------------------------------------------------------------------






                FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF
                     FROEDTERT MEMORIAL LUTHERAN HOSPITAL
                              MILWAUKEE,WISCONSIN

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016, TO THE MAY 1, 2016 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER SPONSORED RETIREMENT PLANS


..   EQUI-VEST(R) TSA CONTRACTS (SERIES 100) FOR NEW YORK CITY HOUSING
    DEVELOPMENT CORPORATION

--------------------------------------------------------------------------------
This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request.
Please contact the customer service center referenced in your prospectus.

This Supplement describes the material differences between NY Housing TSA Contracts and the EQUI-VEST(R) Series 100 contracts described in the prospectus. The contract is no longer available for new participants.

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived, therefore, all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed.

   1. Under "Fees and charges" in EQUI-VEST(R) in Employer-Sponsored Retirement Plans at a glance -- key features, the following is added after the first sentence under "Withdrawal charge" in the prospectus:

     . NY Housing TSA contracts under series 100: We deduct a charge equal to 6% of any amount withdrawn above the 10% free corridor.

   2. The following chart is added under the chart in "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" under "Charges and expenses," in the prospectus:

      FOR NY HOUSING TSA CONTRACTS.

                      -----------------------------------
                      CONTRACT YEAR(S)  WITHDRAWAL CHARGE
                      -----------------------------------
                        1 through 5             6%
                      -----------------------------------
                        6 and later             0
                      -----------------------------------

C. CURRENT TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES. The following changes are made to reflect a change in the current Total Separate Account A annual expenses.

   The following footnote (+), is added to "Maximum total Separate Account A annual expenses" under "Fee table," in the prospectus:

   + For NY Housing TSA contracts in series 100, the current "Mortality and expense risk charge" is 0.45% and the current "Other expenses" is 0.25%, resulting in the current "Total Separate Account A annual expenses" of 0.70%.

D. CONDENSED FINANCIAL INFORMATION



                  FOR USE ONLY WITH NY HOUSING TSA CONTRACTS.


                                                                         #13317

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $107.99 $109.71 $104.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.67 $119.50 $114.52 $127.35 $144.32 $146.74 $139.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.46 $106.25 $101.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 96.62 $100.88 $100.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.41 $ 96.98 $112.15 $146.65 $158.44 $152.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.49 $ 98.92 $112.78 $146.64 $163.94 $163.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $105.25 $ 93.48 $107.16 $146.20 $151.06 $142.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $152.46 $160.73 $ 97.05 $122.66 $137.73 $126.51 $143.43 $180.07 $187.24 $182.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       3       5       6       8       7       9       9
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.68 $117.03 $121.32 $119.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.75 $121.61 $107.45 $117.19 $124.82 $126.30 $131.16 $135.89 $138.47 $137.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       1       2
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.06 $113.10 $116.59 $115.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.74 $105.46 $107.44 $106.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT
CORPORATION (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.58 $129.44 $103.57 $117.67 $127.45 $125.66 $133.98 $146.67 $150.24 $148.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       2       3       3       4       4       4
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $300.59 $423.88 $179.52 $267.50 $296.06 $257.78 $299.45 $357.89 $361.38 $352.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       6       7       6       7       6       6       6       6       6
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.46 $161.85 $ 88.62 $119.10 $129.17 $106.55 $123.06 $143.61 $133.71 $127.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       3       3       4       3       5       5
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.53 $ 87.14 $100.88 $121.32 $112.71 $109.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $162.83 $178.16 $100.84 $130.43 $137.38 $114.36 $133.40 $158.07 $145.70 $140.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6      10      15      22      28      31       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.15 $111.57 $ 69.35 $ 87.12 $ 98.78 $ 93.93 $107.25 $140.10 $155.29 $154.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.74 $122.55 $ 75.16 $100.65 $114.39 $109.43 $123.60 $166.16 $183.29 $189.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       3       2       3       3       3       4       4      13      12
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $149.38 $141.72 $ 80.21 $ 96.07 $107.70 $101.82 $117.14 $154.09 $171.72 $163.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9       4       4       7      10       9      10      10      13      13
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $147.09 $143.72 $ 86.25 $116.35 $141.49 $127.25 $149.90 $198.08 $218.08 $208.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       5       6       6       6       6       6       6
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $167.68 $177.39 $133.37 $155.35 $169.97 $165.16 $178.43 $200.42 $205.05 $201.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       8      12      10      13      16      16      16
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.30 $121.06 $126.23 $124.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.44 $152.59 $103.37 $125.19 $138.67 $130.88 $144.93 $172.40 $177.64 $174.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       6       8      11      13      17      17      15
------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $103.63 $119.54 $124.38 $122.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT
CORPORATION (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $153.88 $178.75 $ 98.47 $133.00 $176.42 $174.49 $200.28 $274.79 $282.62 $272.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       3       3       3       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.50 $105.90 $ 71.71 $ 92.95 $102.73 $102.10 $112.76 $128.29 $135.30 $130.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5       4       2       2       2       2       2       2       1
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.44 $ 98.38 $ 65.06 $ 82.84 $102.22 $ 91.78 $106.47 $144.51 $146.55 $136.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1      --
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 95.55 $ 59.88 $ 76.39 $ 83.73 $ 79.45 $ 90.51 $110.81 $116.06 $112.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.59 $141.07 $ 94.01 $121.11 $130.14 $132.95 $148.63 $187.84 $201.11 $222.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.32 $108.32 $ 66.58 $ 82.72 $ 91.95 $ 87.24 $ 98.93 $127.00 $138.34 $134.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       1       1       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.79 $109.27 $ 64.21 $ 82.91 $ 88.92 $ 80.96 $ 95.94 $120.94 $121.41 $117.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.25 $123.46 $ 94.01 $102.61 $108.92 $113.93 $119.15 $117.13 $119.08 $117.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.04 $138.00 $ 79.32 $105.97 $134.32 $112.47 $124.38 $182.52 $176.51 $164.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $218.37 $195.49 $120.62 $151.41 $187.20 $169.13 $196.11 $277.93 $261.89 $225.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $197.45 $198.37 $124.97 $161.67 $180.26 $173.44 $195.71 $267.66 $291.58 $271.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       4       6       7       9       9       9       9
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.03 $133.89 $ 90.01 $ 99.70 $114.56 $113.30 $132.46 $173.30 $187.01 $182.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.85 $105.61 $ 57.45 $ 74.66 $ 83.42 $ 83.06 $ 96.29 $128.44 $144.90 $144.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       3       3       2       2       2       2
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT
CORPORATION (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $138.06 $139.36 $ 83.50 $108.99 $125.33 $129.43 $150.90 $197.44 $216.67 $219.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $159.38 $164.19 $ 91.86 $117.35 $135.36 $135.46 $155.49 $204.53 $227.59 $225.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      13      20      22      22      24      22      21      23
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.94 $122.80 $111.04 $113.23 $118.93 $123.77 $126.78 $123.89 $125.99 $125.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       4       6       7       8       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 94.82 $ 91.19 $ 74.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $158.58 $165.68 $103.38 $129.53 $147.48 $149.04 $170.53 $222.70 $249.84 $250.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       5       8      11      14      20      21      17      17      18
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.55 $120.71 $103.30 $119.63 $130.22 $131.06 $136.97 $150.95 $152.35 $155.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1      --       1       1      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $138.61 $150.43 $103.58 $145.49 $191.63 $183.65 $214.91 $296.87 $303.84 $284.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       4       5       6       7       8       8       8
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.28 $108.84 $115.09 $116.53 $123.01 $127.52 $131.34 $127.15 $127.38 $121.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       1       2       3       3       3       3       2
------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $101.71 $102.93 $ 99.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.18 $153.38 $158.17 $153.88 $159.65 $167.34 $167.79 $163.88 $165.23 $164.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       2       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $167.52 $186.32 $ 91.40 $115.64 $121.12 $105.87 $122.23 $147.43 $136.30 $132.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       5       5      12       7      10       8       9       8
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.55 $116.70 $ 73.07 $ 93.17 $106.60 $103.75 $122.00 $163.59 $176.93 $164.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.65 $132.08 $ 78.99 $103.78 $115.75 $108.93 $125.53 $169.26 $192.24 $186.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1      --       1      --       1       1
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT
CORPORATION (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.40 $ 81.95 $ 51.86 $ 70.14 $ 80.76 $ 82.09 $ 93.51 $123.03 $137.12 $142.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       2       2       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.05 $105.61 $ 45.40 $ 53.72 $ 61.14 $ 60.51 $ 70.06 $ 91.55 $102.38 $ 97.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.09 $166.26 $ 98.60 $134.37 $153.37 $135.98 $161.62 $182.39 $172.04 $171.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       3       4       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.05 $143.79 $ 72.41 $ 97.99 $122.35 $118.58 $137.85 $181.48 $196.41 $189.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       9      12      22      30      33       7       9       9       9
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.55 $134.00 $136.21 $135.65 $134.83 $133.89 $132.95 $132.02 $131.10 $130.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      12      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.83 $163.89 $ 85.72 $133.70 $175.64 $160.99 $173.86 $239.18 $235.82 $221.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       2       4       3       4       4       4
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.17 $116.68 $ 68.66 $ 94.50 $108.09 $ 98.09 $117.24 $147.07 $148.66 $152.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       3       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 91.11 $ 97.59 $ 94.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.47 $110.10 $104.91 $112.51 $112.66 $111.66 $112.53 $111.84 $110.96 $109.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       3       5       5       6       6       6       6
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $152.43 $158.62 $147.55 $155.71 $164.63 $165.87 $169.08 $164.07 $167.65 $166.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       2       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $168.15 $163.91 $107.21 $134.28 $167.76 $159.93 $183.49 $250.45 $260.75 $247.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       7      10      16      23      24       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.62 $116.72 $ 66.99 $ 94.88 $109.66 $106.77 $126.10 $172.70 $186.31 $203.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5       7      11      16      18       4       4       6       5
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.22 $134.84 $ 80.29 $105.59 $118.55 $114.40 $128.23 $172.57 $196.12 $191.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2      --      --      --      --       2       3
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT
CORPORATION (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------------
                                          2006   2007    2008   2009    2010    2011    2012    2013    2014    2015
----------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $92.19 $101.91 $73.26 $102.07 $118.88 $111.11 $132.88 $183.51 $189.14 $190.20
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      1       3       4       5       6       6       6       6
----------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $106.24 $102.56 $118.28 $153.81 $170.53 $170.04
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $107.95 $100.12 $117.50 $154.67 $173.99 $156.32
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $110.99 $102.80 $130.51 $132.75 $150.73 $147.06
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      --      -- $ 95.38 $110.78 $117.44 $118.47 $113.67
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --       1       1
----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $109.87 $101.48 $116.14 $136.91 $136.07 $131.59
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $104.63 $ 97.14 $106.70 $136.11 $140.79 $133.82
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $108.96 $107.13 $120.91 $164.58 $166.84 $156.16
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $113.92 $102.85 $103.54 $131.35 $116.66 $ 90.19
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $106.45 $111.26 $131.08 $143.83 $145.54 $135.12
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --       1       2       2       2
----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      --      -- $ 90.05 $101.55 $131.02 $140.34 $131.31
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --       1       1       2
----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $112.98 $100.29 $104.73 $149.09 $150.41 $152.17
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      -- $113.64 $ 92.49 $112.10 $109.93 $104.10 $ 82.64
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --       3       5       4       6       7
----------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT
CORPORATION (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2006    2007    2008    2009    2010    2011    2012    2013    2014    2015
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $106.34 $103.72 $119.40 $151.32 $151.97 $160.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.23 $ 99.06 $116.89 $152.91 $168.10 $166.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $193.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $119.29 $119.71 $135.82 $181.70 $199.20 $218.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1      --       2       2       2       5
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.03 $117.43 $132.01 $157.58 $175.98 $148.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.97 $ 96.44 $ 50.44 $ 69.95 $ 81.90 $ 76.41 $ 86.65 $118.05 $129.73 $133.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       8      11      17      19      15      13      12       9       9
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.85 $125.41 $127.60 $137.24 $144.74 $152.07 $159.27 $154.43 $159.10 $158.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       2       2       3       2
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.95 $125.50 $ 70.31 $ 98.99 $124.72 $114.08 $130.78 $182.04 $189.55 $185.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.86 $142.98 $ 90.91 $130.33 $161.66 $139.12 $158.62 $213.57 $223.40 $209.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.51 $128.56 $ 67.56 $106.29 $124.23 $117.42 $132.25 $178.07 $200.78 $211.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10       8       5       2       3       3       7       1       1       2
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.53 $115.58 $ 79.79 $ 95.32 $104.80 $101.14 $111.34 $126.12 $128.94 $125.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.49 $116.73 $ 75.33 $ 92.15 $102.43 $ 97.74 $109.53 $129.54 $133.82 $130.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       3       3       4       4       3       3
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.38 $117.70 $ 72.42 $ 90.29 $101.07 $ 95.70 $108.44 $131.65 $136.60 $132.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       1       2       2       2
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT
CORPORATION (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2015.



--------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------------
                                          2006    2007    2008   2009   2010   2011   2012    2013    2014    2015
--------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.17 $119.00 $69.33 $87.96 $98.94 $92.82 $106.39 $132.29 $137.64 $133.63
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --     --     --      --      --      -- $ 91.83
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --     --     --     -- $83.28 $ 85.27 $ 93.39 $ 74.80 $ 49.30
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --     --     --     --     --      --      --       1       1
--------------------------------------------------------------------------------------------------------------------




Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the Prospectus).

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016, TO THE MAY 1, 2016 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers its EQUI-VEST(R) Series 100 and 200 TSA contracts to participants in the TSA plan for the Detroit Board of Education. The contract is no longer available for new participants. This Supplement describes the material differences between the Series 100 and 200 TSA plan for the Detroit Board of Education and the EQUI-VEST(R) Series 100 and 200 TSA contracts described in the prospectus.

..   ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge is waived;
    therefore all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

          FOR USE ONLY WITH DETROIT BOARD OF EDUCATION TSA CONTRACTS EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
  Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                         #77004

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO THE MAY 1, 2016 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   FOR EMPLOYEES OF ALLEGHENY COUNTY, PENNSYLVANIA

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

The Series 200 EDC Contracts, modified as described below (the "Modified EDC Contracts"), are offered to employees of Allegheny County, Pennsylvania, on the basis described in the prospectus, except that the withdrawal charge and annual administrative charge applicable to the Modified EDC Contracts will be as follows:

..   WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified EDC
    Contract is as follows:

                      -----------------------------------
                      CONTRACT YEAR(S)  WITHDRAWAL CHARGE
                      -----------------------------------
                            1                   6%
                            2                   5
                            3                   4
                            4                   3
                            5                   2
                            6+                  0
                      -----------------------------------

This table replaces the table in the prospectus under "Withdrawal charge for series 100 and 200 contracts" under the heading "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses."

No withdrawal charge will apply in the event of the:

   -- Death

   -- Disability

   -- Separation from service from Allegheny County

   -- Retirement of the participant.

..   ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge is waived;
    therefore all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)


  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                         #86946

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO THE MAY 1, 2016 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   EQUI-VEST(R) TSA SERIES 200 CERTIFICATES AND CONTRACTS (THE ''MODIFIED TSA
    CONTRACTS'') FOR BROWARD COUNTY PUBLIC SCHOOLS, FLORIDA

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Modified TSA Contracts as described below, to participants in the TSA Plan for Broward County Public Schools, Florida. This Supplement describes the material differences between the Modified TSA Contracts and the EQUI-VEST(R) series 200 contracts described in the prospectus. Material differences between the Modified TSA Contracts and the TSA provisions described in the EQUI-VEST(R) series 200 prospectus include the following:

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

   1. The next to the last bullet in "Additional features" under "EQUI-VEST(R) Employer-Sponsored Retirement Plans at a glance -- key features" is deleted in its entirety and replaced by the following:

     . Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this prospectus.

   2. In the section ''Charges and expenses'' of the prospectus, under ''For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts'' the following is added after the bullet under the heading ''No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:'' FOR THE MODIFIED TSA CONTRACTS ONLY:

      No withdrawal charge applies for the Modified TSA Contracts if:

      (1)the participant has retired from employment;

      (2)the participant has separated from service at any time;

      (3)the participant has reached age 59 1/2;

      (4)the amount withdrawn is intended to satisfy the minimum distribution requirements;

      (5)the employer certifies to us that the amount withdrawn is a ''hardship withdrawal'' pursuant to applicable Treasury Regulations;

      (6)the participant is disabled (special federal income definition);

      (7)we receive proof satisfactory to us that the participant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);

      (8)the amount withdrawn is attributable to contributions that were made prior to 1/1/1989, and any earnings credited on such contributions prior to 1/1/1989;

      (9)the participant is rolling over funds as a result of one of the distributable events in (1), (2), (3) and (6) above and (10) below for spousal beneficiaries only, or rollover of unrestricted funds in (8) from EQUI-VEST(R) to another third-party provider; (10) the participant dies and a death benefit is payable to the beneficiary;

     (11)the withdrawal is made to purchase a payout annuity from AXA Equitable.

C. MAXIMUM TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES.

     . For series 200 Modified TSA Contracts, we currently deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at an annual rate of 0.90%.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see ''Tax information'' in the prospectus.)

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas New York, NY 10104
                                 212-554-1234

For use only with TSA certificates/contracts of Broward County Public Schools,
                                    Florida


                                                                         #66867

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO THE MAY 1, 2016 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers a modified version of its EQUI-VEST(R) Series 200 TSA contracts (the "Modified TSA Agreement") only to participants in qualifying retirement programs of certain nonprofit healthcare organizations. This Supplement describes the material differences between the Modified TSA Agreement and the EQUI-VEST(R) Series 200 TSA contract described in the prospectus.

Material differences between the Modified TSA Agreement and the TSA provisions described in the prospectus include the following:

..   WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified TSA
    Agreement is as follows:

-------------------------------------------------------------
      CONTRACT YEAR(S)               WITHDRAWAL CHARGE
-------------------------------------------------------------
              1                              6%
              2                              5
              3                              4
              4                              3
              5                              2
              6+                             0
-------------------------------------------------------------

This table replaces the EQUI-VEST(R) Series 200 withdrawal charge table in "Withdrawal charge for series 100 and 200 contracts" under the heading "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses."

..   EXCEPTIONS TO THE WITHDRAWAL CHARGE. For the modified TSA Agreement, the withdrawal charge section in "Charges and expenses" has been revised to add the following waivers:

   No charge will be applied to any amount withdrawn from the Modified TSA Agreement if:

   -- The annuitant has separated from service, or

   -- The annuitant makes a withdrawal at any time and qualifies to receive
      Social Security disability benefits as certified by the Social Security Administration or any successor agency, or

   -- The annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code.

..   ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge for participants under the Modified TSA Agreement is at maximum the charge described in the prospectus -- that is, it is equal to the lesser of $30 or 2% of the account value on the last business day of each year (adjusted to include any withdrawals made during the year), to be prorated for a fractional year. This charge may be reduced or waived when a Modified TSA Agreement is used by the employer and the required participant services are performed at a modified or minimum level.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)

                     FOR USE ONLY IN THE STATE OF ILLINOIS

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                         #98744

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO THE MAY 1, 2016 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable will offer its EQUI-VEST(R) Series 200 TSA contracts modified with Rider 95MDHOSP (the "Modified TSA Contract") only to employees (age 75 and below) of hospitals and non-profit healthcare organizations doing business in Maryland. The contract is no longer available for new participants. This Supplement describes the material differences between the Modified TSA Contract and the EQUI-VEST(R) Series 200 TSA contract described in the prospectus.

Material differences between the Modified TSA Contract and the TSA provisions described in the prospectus include the following:

..   WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified TSA
    Contract is as follows:

-------------------------------------------------------------
      CONTRACT YEAR(S)               WITHDRAWAL CHARGE
-------------------------------------------------------------
              1                              6%
              2                              5
              3                              4
              4                              3
              5                              2
              6+                             0
-------------------------------------------------------------

This table replaces the EQUI-VEST(R) Series 200 Withdrawal Charge table in "Withdrawal charge for series 100 and 200 contracts" under the heading "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses" in the prospectus.

..   EXCEPTIONS TO THE WITHDRAWAL CHARGE. For the modified TSA Contract, the withdrawal charge section in "Charges and expenses" has been revised as follows:

   No charge will be applied to any amount withdrawn from the TSA Contract if:

   -- the annuitant has separated from service, or

   -- the annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code, or

   -- the annuitant makes a withdrawal at any time and qualifies to receive
      Social Security disability benefits as certified by the Social Security Administration or any successor agency or

   -- the annuitant withdraws funds that were transferred on or after January 18, 1996 into the Modified TSA Contract from another tax sheltered annuity contract qualified under Section 403(b) of the Code and issued by an insurance company other than AXA Equitable.

..   ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge is waived;
    therefore, all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)

..   LOANS. Loans will be available under the Modified TSA Contract when the TSA plan is subject to the Employee Retirement Income Security Act of 1974 (ERISA). Only one outstanding loan will be permitted at any time. There is a minimum loan amount of $1,000 and a maximum loan amount which varies depending on the participant's account value but may never exceed $50,000. For more complete details and rules on Loans, see "Loans from qualified plans and TSAs" under "Tax information" in the prospectus.

                     FOR USE ONLY IN THE STATE OF MARYLAND

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                         #60056

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016, TO THE MAY 1, 2016 PROSPECTUS FOR EQUI-VEST(R) SERIES 200 EMPLOYER-SPONSORED RETIREMENT PLANS


--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers its EQUI-VEST(R) Series 200 EDC contracts modified with riders 2002EDC-WC-MI and PF 10,962, as applicable, (the ''Modified EDC Agreement'') only to participants in the EDC plan for Wayne County, Michigan. The contract is no longer available for new participants. This Supplement describes the material differences between the Modified EDC Agreement and the EQUI-VEST(R) Series 200 EDC contracts described in the prospectus.

1. EXCEPTIONS TO THE WITHDRAWAL CHARGE. In ''Charges and expenses'' under the section titled, ''For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts,'' in ''Withdrawal charge for series 100 and 200 contracts,'' the following exceptions are added:

  .   the Participant retires pursuant to terms of the Plan; or

  .   the Participant separates from service; or

  . the Participant elects a hardship withdrawal that qualifies as an unforeseeable emergency as defined under the Internal Revenue Code and approved by the Plan; or

  . we receive proof satisfactory to us that the Participant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician); or

  . the Participant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled. Total disability is the Participant's incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and the Participant must continue to be deemed totally disabled.

      Written notice of claim must be given to us during the Participant's lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, the Participant must submit acceptable proof of disability. Such proof of disability must be either
      (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that the Participant meets the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to do so, and, in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

      The withdrawal charge will apply if the conditions, as described in the last two items above, existed at the time the contract was issued or if the condition began within the 12 month period following the issuance of the contract.

2. ANNUAL ADMINISTRATIVE CHARGE. The following is added to the fifth paragraph in the section, ''Annual administrative charge,'' under ''Charges under the contracts,'' in the prospectus:

   For EDC contracts issued to participants in the Wayne County, Michigan, EDC plan, the annual administrative charge is waived if the account value is at least $15,000 at the end of the contract year.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see ''Tax information'' in the prospectus.)

           FOR USE ONLY WITHIN WAYNE COUNTY, MICHIGAN EDC CONTRACTS

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                         #77312

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016, TO THE MAY 1, 2016 PROSPECTUS FOR EQUI-VEST(R) SERIES 200 EMPLOYER-SPONSORED RETIREMENT PLANS


..   EQUI-VEST(R) TSA AND EDC CONTRACTS (SERIES 200)
OFFERED TO CERTAIN PUBLIC SCHOOL EMPLOYEES WITHIN THE STATE OF VIRGINIA

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers its EQUI-VEST(R) Series 200 EDC and TSA contracts, modified as described below, (the "Modified EDC and TSA Agreement") only to certain participants in the EDC and TSA plans sponsored by a public education institution within the State of Virginia. The contract is no longer available for new participants. This Supplement describes material regarding the annual administrative charge for EDC and TSA contracts.

..   ANNUAL ADMINISTRATIVE CHARGE. The following is added to the fifth paragraph in the section, "Annual administrative charge," under "Charges under the contracts," in the Prospectus:

   "For EDC and TSA contracts issued to certain public school participants within the State of Virginia, with EDC and TSA plans, the annual administrative charge is waived if the account value is at least $15,000 at the end of the contract year."

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)




       FOR USE ONLY WITH EDC AND TSA CONTRACTS IN THE STATE OF VIRGINIA

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                         #78095

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO THE MAY 1, 2016 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   FOR EMPLOYEES OF EMPLOYERS ASSOCIATED WITH REAL LIVING NETWORK

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Series 200 Trusteed Contracts, modified as described below (the "Modified Trusteed Contracts"), to employees of employers associated with Real Living Network, a real estate brokerage firm, on the basis described in the prospectus, except that the withdrawal charge applicable to the Modified Trusteed Contracts will be waived for all plan assets invested under such Contracts, except for any withdrawal of plan assets which were invested in the guaranteed interest option less than 120 days prior to such withdrawal. Except as modified above, the discussion under ''Withdrawal charge for series 100 and 200 contracts'' under "Charges and expenses" with respect to Trusteed Contracts is applicable to the Modified Trusteed Contracts.

The annual administrative charge is waived.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)


  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                         #39376

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO THE MAY 1, 2016 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   EQUI-VEST(R) TSA SERIES 100 AND 200 CERTIFICATES AND CONTRACTS (THE
    "MODIFIED CONTRACTS") TO THE EMPLOYEES FOR THE SCHOOL DISTRICT OF PHILADELPHIA IN THE STATE OF PENNSYLVANIA.
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Modified Contracts described below to employees in the School District of Philadelphia 403(b) Plan in the State of Pennsylvania. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST(R) series 100 and 200 contracts described in the prospectus. The contract is no longer available for new participants. Material differences between the Modified Contracts and the TSA provisions described in the series 100 and 200 prospectus include the following:

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

   1. The next to last bullet in "Additional features" under "EQUI-VEST(R) Employer-Sponsored Retirement Plans at a glance -- key features" is deleted in its entirety and replaced with the following:

     . Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this prospectus.

   2. In the section "Charges and expenses" of the prospectus, under "Withdrawal charge for series 100 and 200 contracts,""For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts," the following is added after the bullet under the heading "No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:"

   3. FOR THE MODIFIED CONTRACTS ONLY

      No withdrawal charge applies under TSA contracts if:

     .   The participant separates from service at any time;

     . The participant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;

     . The participant makes a withdrawal to satisfy minimum distribution requirements;

     . The participant elects a withdrawal that qualifies as a hardship withdrawal under the Internal Revenue Code;

     . We receive proof satisfactory to us (including certification by a licensed physician) that the participant's life expectancy is six months or less;

     . The participant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care services, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

         -- its main function is to provide skilled, intermediate or custodial nursing care;
         -- it provides continuous room and board to three or more persons;
         -- it is supervised by a registered nurse or licensed practical nurse; -- it keeps daily medical records of each patient;
         -- it controls and records all medications dispensed;
         -- its primary service is other than to provide housing for residents;
         or

     .   The participant dies and a death benefit is payable to the beneficiary.

For use with TSA certificates/contracts of the School District of Philadelphia
                                 Pennsylvania


                                                                         #79029

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)






  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO THE MAY 1, 2016 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   EQUI-VEST(R) TSA SERIES 100 AND 200 CERTIFICATES AND CONTRACTS AND EDC
    SERIES 200 CONTRACTS (THE ''MODIFIED CONTRACTS'') FOR THE
    CHARLOTTE-MECKLENBERG PUBLIC SCHOOLS, NORTH CAROLINA.

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Modified Contracts described below to participants in the TSA and EDC Plans for Charlotte-Mecklenberg Public Schools, North Carolina. This contract is no longer available for new participants. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST(R) series 100 and 200 contracts described in the prospectus. Material differences between the Modified Contracts and the TSA and EDC provisions described in the series 100 and 200 prospectus include the following:

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the prospectus to ''annual administrative charge'' or ''administrative charge'' are deleted in their entirety.

B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

   1. The next to last bullet in ''Additional features'' under ''EQUI-VEST(R) Employer-Sponsored Retirement Plans at a glance -- key features'' is deleted in its entirety and replaced with the following:

     . Waiver of withdrawal charge under certain circumstances and contracts. See ''Charges and expenses'' later in this prospectus.

   2. In the section ''Charges and expenses'' of the prospectus, under ''Withdrawal charge for series 100 and 200 contracts,''''For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts,'' the fifth paragraph and bulleted statement that follow that paragraph are replaced with the following:

      No withdrawal charge applies under TSA or EDC contracts if:

     .   The annuitant separates from service at any time;

     . The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;

     .   The annuitant retires from employment;

     . The annuitant makes a withdrawal to satisfy minimum distribution requirements; or

     . The annuitant elects a withdrawal that qualifies as a hardship withdrawal (or for EDC, an unforeseeable emergency withdrawal) under the Internal Revenue Code.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuitities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuitites, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see ''Tax information'' in the prospectus.)

 For use with TSA and EDC certificates/contracts of the Charlotte-Mecklenberg
                         Public Schools North Carolina

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                         #96061

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO THE CURRENT PROSPECTUS AND SUPPLEMENTS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLAN


..   EQUI-VEST(R) VANTAGE/SM/ ADDITIONAL CONTRIBUTIONS TAX-SHELTERED (ACTS)
    PROGRAM, NEW JERSEY DEPARTMENT OF HIGHER EDUCATION

--------------------------------------------------------------------------------

This Supplement relates to the Structured Investment Option which is currently available under EQUI-VEST(R) Employer-Sponsored Retirement Plan contract. Any amount that you decide to invest in the Structured Investment Option would be invested in one of the "Segments" of the Structured Investment Option, each of which has a limited duration (a "Segment Duration").


The purpose of this Supplement is solely to add to your current prospectus
( the "EQUI-VEST(R) prospectus") a very limited amount of information about the Structured Investment Option. Much more complete information about the Structured Investment Option is contained in a separate Structured Investment Option prospectus dated May 1, 2016. All of the information in the EQUI-VEST(R) prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the EQUI-VEST(R) prospectus) or in the Structured Investment Option prospectus.


Accordingly, you should read this Supplement in conjunction with your EQUI-VEST(R) prospectus and the Structured Investment Option prospectus (and any other supplements thereto). This Supplement incorporates your EQUI-VEST(R) prospectus (and any other supplements thereto) and the Structured Investment Option prospectus (and any other supplements thereto) by reference. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your EQUI-VEST(R) prospectus.

CHARGES FOR THE STRUCTURED INVESTMENT OPTION

If you allocate any of your account value to the Structured Investment Option, a charge or deduction could result. To reflect these, the following item is added to the chart entitled "Charges we periodically deduct from your account value" under "Fee table" in your EQUI-VEST(R) prospectus:

-----------------------------------------------------------------------------
 ADJUSTMENTS FOR EARLY SURRENDER OR OTHER DISTRIBUTION FROM A SEGMENT
-----------------------------------------------------------------------------
 WHEN CALCULATION IS MADE                MAXIMUM AMOUNT THAT MAY BE LOST/(1)/
-----------------------------------------------------------------------------
Segment Interim Value is applied on      90% of Segment
surrender or other distribution          Investment
(including loans and charges) from a
Segment prior to its Segment Maturity
Date
-----------------------------------------------------------------------------

Notes:

(1)The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date, as discussed in detail under "Appendix I" in your Structured Investment Option prospectus. The maximum loss would occur if there is a total distribution for a Segment with a -10% buffer at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.

This fee table applies specifically to the Structured Investment Option and should be read in conjunction with the fee table in your EQUI-VEST(R) contract prospectus.

TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

We reserve the right to do all of the following if the Structured Investment Option is available under your EQUI-VEST(R) contract:

..   Limit transfers from your other investment options to the Segment Type
    Holding Account to no more than once every 30 days.

..   Require a minimum time period between each transfer into, or out of, the
    Segment Type Holding Account.

..   Establish a maximum dollar amount that may be transferred to or from the
    Segment Type Holding Account.

SEPARATE ACCOUNT ANNUAL EXPENSES

Under the provisions of your EQUI-VEST(R) contract, we deduct a daily charge(s) from the net assets in each variable investment option and Segment Holding Account to compensate us for mortality and expense risks and other expenses. The Segment Holding Account is part of the EQ/Money Market variable investment option available under your EQUI-VEST(R) contract.


                   888-133 (5/16)                           Cat. #150021 (5/16)
                   Employer-Sponsored-NB (NJ
                   ACTS ONLY)                                            #97710

For amounts held in the Segment Holding Account, we may waive this charge(s) under certain conditions on a non-guaranteed basis. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the amount of this charge(s), then we will waive the difference between the two, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive this charge(s) entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. This waiver applies only to amounts held in the Segment Holding Account portion of the EQ/Money Market variable investment option and is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. We reserve the right to change or cancel this provision at any time. For more information, please see "Charges and Expenses" in your EQUI-VEST(R) variable annuity prospectus.







  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
     Distributed by affiliate AXA Advisors, LLC, and for certain contracts co-distributed by affiliate AXA Distributors, LLC,
               1290 Avenue of the Americas, New York, NY 10104.


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statements of Additional Information.

(b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

         2.     Custodial Agreements. Not applicable.

         3.     Underwriting Contracts.

                (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                (a)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                (a)(ii) Second Amendment dated as of January 1, 2012 to the
                        Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (a)(iii)Third Amendment dated as of November 1, 2014 to the
                        Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, filed herewith on April 19, 2016.

                (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries previously filed with this Registration Statement
                        (File No. 2-30070) on April 19, 2001.

                (c) Transition Agreement dated January 1, 2000 for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States previously filed with this Registration Statement (File No. 2-30070) on April 19, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 2-30070) on April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

                (d)(ii) Second Amendment dated as of January 1, 2004 to General
                        Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

                (d)(iii)Third Amendment dated as of July 19, 2004 to General
                        Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(iv) Fourth Amendment dated as of November 1, 2004 to
                        General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File
                        No. 333-127445), filed on August 11, 2005.

               (d)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (d)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (d)(vii) Seventh Amendment dated as of February 15, 2008, to
                        General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

               (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                        General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

               (d)(ix) Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (d)(x) Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (d)(xi) Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (d)(xii) Twelfth Amendment dated as of November 1, 2013, to
                        General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                        General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, filed herewith on Registration Statement on Form N-4 (File No. 333-202147), on September 9, 2015.

               (d)(xiv) Fourteenth Amendment dated as of August 1, 2015 to
                        General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, filed with this Registration Statement on Form N-4 (File No. 2-30070), on April 19, 2016.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit
                       No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit
                       No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

         4.     Contracts. (Including Riders and Endorsements)

                (a) Form of Group Annuity Contract No. 11929 CI, amendments and endorsements thereto; Application for Group Annuity Contract; Form of Certificate No. 119331; Form of Group Annuity Contract 11930 CT, endorsements and amendments thereto; Form of Certificate No. 11934 T; Form of Group Annuity Contract No. 11931 CH, endorsements and amendments thereto; Form of Certificate No. 11935 CH; Form of Group Annuity Contract No. 11932 CP, endorsements and amendments thereto, Form of Certificate No. 11935P; Form of Group Annuity Contract No. 11938 C-C, amendments and endorsements thereto; Form of Certificate No. 11938C; Form of Group Annuity Contract No. 11937C NQ, endorsements and amendments thereto; Form of Certificate No. 11937 NQ and amendment thereto; and, Form of Certificate No. 11939C NQ-I; previously filed with this Registration Statement No. 2-30070 on
                       April 24, 1995, refiled electronically on July 10, 1998.

                (b) Additional amendments to Group Annuity Contracts and Certificates listed in Exhibit 4(a) above, previously filed with this Registration Statement File No. 2-30070 on March 2, 1990, refiled electronically on July 10, 1998.

                (c) Unit Investment Trust Endorsement, previously filed with this Registration Statement File No. 2-30070 on
                       December 21, 1987, refiled electronically on July 10,
                       1998.

                (d)    Form of Individual Annuity Contracts No. 92CTRA,
                       No. 92CTRB, No. 92 EDCB, 92HR1A, 92HR1B, 92IRAA, 92IRAB, 92NQCA, 92NQCB, 92PEDB, 92QPIA, 92SEPA, 92SEPB, 92TSAA, 92TSAB, 92TSUA, 92TSUB, 92UTRA, and forms of Application No. 180-1000 used with individual qualified variable annuity contracts and No. 180-1001 used with individual non-qualifed variable annuity contracts, previously filed with this Registration Statement File No. 2-30070 on May 27, 1992, refiled electronically on July 10, 1998.

                (e) Form of Group Annuity Contract No. AC0000, Form of Certificate No. 11993AC; Endorsements applicable to IRA and SEP Certificates, previously filed with this Registration Statement File No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                (f) Form of Group Annuity Contract No. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                (g) Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, previously filed with this Registration Statement
                       No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                (h) Form of Group Annuity Contract No. 2001-TSAGAC, Form of Certificate No. 123456789, previously filed on December 20, 2001.

                (i) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                (j) Forms of data pages to endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                (k) Form of Supplementary Contract No. SC96MDSB, previously filed with this Registration Statement No. 2-30070 on April 26, 1996.

                (l) Forms of Rider Nos. PF10933-IA for use with Contract No. 11936-P (see Exhibit No. 4.(a), 98EDCB-IA (and form No. Pending) (for use with Contract No. 92EDCB (see Exhibit No. 4.(d)), in connection with IOWA EDC, previously filed with this Registration Statement File No. 2-30070 on January 1, 1999.

                (m) Form of Data Pages for TSA Advantage Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                (n) Form of Endorsement applicable to TSA Advantage Certificates, plus Table of Guaranteed Annuity Payments Rider, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                (o) Form of Data Pages for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                (p) Form of Endorsement for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                (q) Form of Data Pages for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                (r) Form of Endorsement for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                (s) Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on April 30, 1999.

                (t) Form of Beneficiary Continuation Option Endorsement (Form No. 2000 ENIRA-BCO) to be used with certain certificates previously filed with this Registration Statement, File No. 2-30070 on April 26, 2000.

                (u) Form of Endorsement (No. 2000 ENMVA) applicable to Market Value Adjustment Terms previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                (v) Form of Amendment (No. 2001 BCOTSAI) applicable to Contract No. 11930T previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                (w) Form of Amendment (No. 2001 BCOTSA6) to Certificate 941CA/B previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                (x) Form of Amendment to Equivest Series 200 Contract previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                (y) Forms of Group Annuity Contract (No. 2001-TSA GAC-TXTRS), Certificate No. 2001 TSACERTB-TXTRS and Data pages previously filed with this Registration Statement, File No. 2-30070 on July 11, 2002.

                (z) Forms of Endorsement and Data Pages for Series 200 contracts in connection with Texas Teacher Retirement System previously filed with this Registration Statement No. 2-30070 on July 11, 2002.

                (a)(a) Form of Endorsement for series 200 EDC plans,
                       No. 2002EDC(10/02), previously filed with this Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

                (b)(b) Form of Endorsement for series 100 EDC plans,
                       No. 2002EDC-100, previously filed with this Registration Statement, File No. 2-30070 on Form N-4, filed on
                       April 17, 2003.

                (c)(c) Form of Group Annuity Contract for series 200 EDCA
                       contracts, No. 2002EDCA, previously filed with this Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

                (d)(d) Form of Endorsement for Series 300 Contracts,
                       No. 2003PRO-RATA, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (e)(e) Form of Endorsement for All Series Contracts,
                       No. 2003GIARATE, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (f)(f) Form of Endorsement 2.5% minimum guaranteed annuity rate, No. 2004GAPIR, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (g)(g) Form of Endorsement applicable to EGTRRA-SEP,
                       No. 2003ENSEP, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (h)(h) Form of Endorsement applicable to EGTRRA-SIMPLE IRA,
                       No. 2003ENSIMI, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (i)(i) Form of Group Annuity Contract for NJ ACTS TSA
                       No. 203-TSAGAC403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (j)(j) Form of Group Annuity Certificate for NJ ACTS TSA
                       No. 2003NJ403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (k)(k) Form of Data pages for NJ ACTS TSA No. 2003NJ403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (l)(l) Form of Group Flexible Premium Deferred Variable Annuity
                       Contract, No. 2004EDCGAC, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (m)(m) Form of Group Flexible Premium Deferred Variable Annuity
                       Contract, No. 2004TSAGAC, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (n)(n) Form of Flexible Premium Deferred Variable Annuity
                       Certificate No. 2004EDCCERT-A, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (o)(o) Form of Flexible Premium Deferred Variable Annuity
                       Certificate No. 2004EDCCERT-B, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (p)(p) Form of Data Pages for EQUI-VEST Strategies,
                       No. 2004EDCCERT-A/B, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (q)(q) Form of TSA 403(B) Group Annuity Contract Application
                       for EQUI-VEST Strategies, No. 2004/403(B), previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (r)(r) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form,
                       No. 2004 EDC STRAT, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (s)(s) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form,
                       No. 2004 TSA STRAT, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (t)(t) Form of Endorsement for Vantage ACTS re: Unallocated
                       Account, No. 2005EN-NJACT, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

                (u)(u) Form of Endorsement for EDC re: Amendment to Amount of
                       Annuity Benefits section, No. 2004GAPIR, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

                (v)(v) Form of Endorsement Applicable to TSA Contracts,
                       No. 2004TSA, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

                (w)(w) Form of Endorsement for 403(b) arrangement TSA Elective
                       Deferral previously filed with this Registration Statement File No. 2-30070 on April 21, 2006.

                (x)(x) 2006 Form of Conversion Endorsement to EQUI-VEST At
                       Retirement incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2007.

                (y)(y) Endorsement Applicable to Designated Roth Contributions
                       to Contracts Funding Governmental Employer Plans (2011EDCROTH-I) previously filed with this Registration Statement File No. 2-30070 on April 24, 2012.

                (z)(z) Endorsement Applicable to Designated Roth Contributions
                       to Contracts Funding Governmental Employer Plans (2011EDCROTH-100), previously filed with this Registration statement File No. 2-30070 on April 24, 2012.

              (a)(a)(a)Managed Account Endorsement (Form No. 2013EQVMA-100),
                       previously filed with this Registration Statement File No. 2-30070 on April 21, 2015.

              (a)(a)(b)Managed Account Endorsement (Form No.
                       2013EQVMA-(I)-200), previously filed with this Registration Statement File No. 2-30070 on April 21, 2015.

         5.     Applications.

                (a) Forms of Applications and Requests for Enrollment for Equi-Vest Qualified and Non-Qualified Plans, previously filed with this Registration Statement, File No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                (b) Form of application used with the variable annuity contracts offered under EQUI-VEST PERSONAL RETIREMENT PROGRAMS, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                (c) Form of Application for use with TSA Advantage Certificates, standard Roth IRA Certificates, and Roth Advantage IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on April 30, 1999.

         6.     Depositor's Certificate of Incorporation And By-Laws.

                (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

                (b)(i) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                       No. 333-05593), filed on April 20, 2006.

         7.     Reinsurance Contracts. Not Applicable.

                Form of Reinsurance Agreement between The Equitable Life Assurance Society of the United States and Reinsurance Company previously filed with this Registration Statement File
                No. 2-30070 on April 25, 2001.

         8.     Participation Agreements.

                (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

                (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

               (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

                (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                        Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

               (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                        Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

                (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors dated
                        July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

               (a)(b)(i)Second Amended and Restated Participation Agreement
                        among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

              (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                        Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                        Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

              (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                        No. 3"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

               (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                        No. 4"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                        No. 5"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

             (a)(b)(vii)Amendment No. 7, dated as of April 30, 2015 ("Amendment
                        No. 7"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 16, 2015.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the
                        Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

                (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                        Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

                (b)(iv) Amended and Restated Participation Agreement among the
                        Registrant, AXA Equitable, FMG LLC and AXA
                        Distributors, LLC dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

                (b)(v) Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

                (b)(vi) Amendment No. 2, dated as of April 18, 2014 ("Amendment
                        No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment
                        No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

               (b)(viii)Amendment No. 4, dated as of December 10, 2014
                        ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                (c) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (c)(i) Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, previously filed with this Registration Statement File No. 2-30070 on April 24, 2012.

                (c)(ii) Amendment No. 2, dated as of April 19, 2010, to the
                        Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, previously filed with this Registration Statement File No. 2-30070 on April 21, 2015.

                (c)(iii)Amendment No. 3, dated as of April 30, 2010, to the
                        Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, previously filed with this Registration Statement File No. 2-30070 on April 21, 2015.

                (c)(iv) Amendment No. 4, effective May 1, 2012, to the
                        Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (c)(v) Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202149) filed on February 18, 2015.

                (d) Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company previously filed with this Registration Statement File No. 2-30070 on April 24, 2012.

                (e) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (f) Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc. incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (g) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities

                        LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File
                        No. 333-178750) filed on December 23, 2011.

                (h) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated herein by reference to the Registration Statement on Form N-4 (File
                        No. 333-160951) filed on November 16, 2009.

                (i) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (i)(i) Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File
                        No. 333-178750) filed on December 23, 2011.

                (j) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, previously filed with this Registration Statement (File No. 2-30070) on April 23, 2013.

         9. Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

         10.    (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Not applicable.

         12.    Not applicable.

Item 25.  Directors and Officers of AXA Equitable.

          Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Henri de Castries              Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Peter S. Kraus                 Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Kristi A. Matus                Director
Athenahealth, Inc.
311 Arsenal Street
Watertown, MA 02472

Ramon de Oliveira              Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky               Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Salvatore Piazzolla           Senior Executive Director and Chief Human
                               Resources Officer

*Priscilla Sims Brown          Senior Executive Director and Chief Marketing
                               Officer

*Joshua E. Braverman           Senior Executive Director, Chief Investment
                               Officer and Treasurer

*Anthony F. Recine             Managing Director, Chief Compliance Officer and
                               Deputy General Counsel

*Sharon A. Ritchey             Senior Executive Director and Chief Operating
                               Officer

*Michael B. Healy              Executive Director and Chief Information Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Nicholas B. Lane              Senior Executive Director and Head of U.S. Life
                               and Retirement

*Kevin Molloy                  Senior Executive Director

*Todd Solash                   Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Naomi J. Weinstein            Lead Director

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

                 Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

                 AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                 (a) The 2015 AXA Group Organizational Charts are incorporated by reference to Exhibit 26(a) to Registration Statement (File No. 333-207015) on Form N-6, filed on December 23, 2015.

                 (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q4-2015 is filed incorporated by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4, filed herewith on April 19, 2016.

Item 27. Number of Contractowners

         As of March 31, 2016, there were 609,779 Qualified Contract Owners and 21,585 Non-Qualified Contract Owners of EQUI-VEST certificates offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees.

                     (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                          (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                          (ii) any person made or threatened to be made a party
                               to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                          (iii)the related expenses of any such person in any
                               of said categories may be advanced by the Company.

                     (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U. S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment and Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Kevin Molloy                      Senior Vice President

*Nicholas J. Gismondi              Vice President and Controller

*Sharon A. Ritchey                 Director

*Kadeidre Screen                   Secretary

*Francesca Divone                  Assistant Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Michael P. McCarthy               Senior Vice President and National
                                   Sales Manager

*Todd Solash                       Director and Senior Vice President

*Kevin Molloy                      Senior Vice President and Director

*Ronald Herrmann                   Senior Vice President and Director

*Herve Balzano                     Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Windy Lawrence                    Senior Vice President

*Graham Day                        Senior Vice President

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

        (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020 and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

         The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

         The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement Program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 19th day of April, 2016.


                                      SEPARATE ACCOUNT A OF
                                      AXA EQUITABLE LIFE INSURANCE COMPANY
                                                     (Registrant)

                                      By: AXA Equitable Life Insurance Company
                                                     (Depositor)

                                      By:  /s/ Shane Daly
                                           -------------------------------------
                                           Shane Daly
                                           Vice President and Associate General
                                           Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 19th day of April, 2016.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh         Mark Pearson
Daniel G. Kaye               Bertram Scott
Peter S. Kraus               Lorie A. Slutsky
Kristi A. Matus              Richard C. Vaughan

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 19, 2016

                                 EXHIBIT INDEX

EXHIBIT NO.                                                     TAG VALUE
-----------                                                     ------------

3(a)(iii)    Third Amendment to Distribution Agreement          EX-99.3aiii

3(d)(xiv)    Fourteenth Amendment dated August 1, 2015 to       EX-99.3dxiv
             General Agent Sales Agreement

9            Opinion and Consent of Counsel                     EX-99.9

10(a)        Consent of PricewaterhouseCoopers LLP              EX-99.10a

10(b)        Powers of Attorney                                 EX-99.10b

26(b)        AXA Financial, Inc. - Subsidiary Organization      EX-99.26b
             Chart Q4-2015